Due to size constraints, this filing is being made in 2 related submissions.  This submission is the first of the 2 related submissions.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783

Date of fiscal year end:	October 31, 2009

Date of reporting period:	October 31, 2009

ITEM 1 – REPORT TO STOCKHOLDERS

PRINCIPAL FUNDS

Principal Money Market Fund

Annual Report

October 31, 2009

Letter from the President	1
Money Market Fund Performance and Investment Overview	2
Financial Statements	4
Notes to Financial Statements	7
Schedules of Investments	11
Financial Highlights	16
Report of Registered Independent Public Accounting Firm	17
Shareholder Expense Example	18
Supplemental Information	19

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Nora Everett President, Principal Funds

Dear Shareholder,

Twelve months ago, we were in the depths of what may have been the first truly synchronized global recession. Economies in nearly every region of the world plummeted from October 2008 through March 2009, and most major asset classes suffered substantial losses. In the U.S., anxious investors saw the stock and bond markets experience their worst declines in 75 years.1 During this volatile period, you likely endured the stress of watching your own portfolio shrink in value.

Thankfully, it appears much has changed for the good since then. The global economy is growing, due in large part to the massive monetary and fiscal stimulus undertaken by governments in the U.S. and abroad. These efforts began to reap positive results in January as global bond markets started to improve. In March, stocks began picking up steam as well. What followed was a welcome and prolonged market rebound that remained in full swing as of October 31, 2009. Meanwhile, during the third quarter of 2009 the U.S. economy appeared to have exited its worst recession in over 50 years, surging 3.5% following four successive quarters of contraction.

So, are we out of the woods? No, not yet. While a number of elements needed for a sustained economic recovery are in place, other essential ones — such as adequate job growth and stronger consumer confidence — are not, and may take time to achieve. But with the U.S. economy improving and the world in the midst of a global recovery, we believe now is a good time to focus on rebuilding your portfolio. And we’re here to help.

Investment solutions to help you build for the future

Our mission is to provide investments that can help you achieve the financial future you have envisioned, through the ups and downs that markets invariably experience over time. We have had success in this regard. Most recently, three of our funds — the Principal Equity Income, High Yield, and Capital Appreciation Funds — received 2009 Lipper Fund Awards for their respective multi-year performance.2

With our wide range of funds, covering all core asset classes and many investment styles, you have clear choices for diversifying your portfolio. You can select a mix of our individual mutual funds; or, you can rely on our asset allocation expertise by investing in one of our turnkey target-risk Strategic Asset Management (SAM) Portfolios or target-date Principal LifeTime Funds, which are already broadly diversified. Our disciplined asset allocation process helps take the emotion out of investing — something you may find particularly appealing if you endured the stress of making investment decisions during the extreme volatility of the past two years.3

We encourage you to consult with your financial professional, who can help you evaluate and diversify your portfolio according to the levels of risk and return potential that are “right” for you. By doing so, you will be better positioned to benefit from market gains as they occur, while also knowing you have taken steps to prepare for market drops that are likely over time.

On behalf of everyone at Principal Funds, I thank you for your continued support.

1 Source for economic data provided in this letter: On the Other Hand: Economic Insights, Third Quarter 2009 and October 2009 editions, by Bob Baur and the Principal Global Investors Economic Committee. Bob Baur is managing director and chief global economist for Principal Global Investors, one of the sub-advisors of the Principal Funds.

2 Past performance is no guarantee of future results. The Principal Equity Income Fund (Class A) was named “Best Equity Income Fund over 10 years”, the Principal High Yield Fund (Class I) was named “Best High Current Yield Fund over 5 years”, and the Principal Capital Appreciation Fund was named “Best Multi-Cap Core Fund over 10 years”. The calculation periods extend over 36, 60, and 120 months. The highest Lipper Leader for Consistent Return (effective return) value within each eligible classification determines the fund classification winner over 3, 5, or 10 years. Equity Income Fund – 3 years: 101/220 funds, 5 years: 9/170 funds, 10 years 1/100 funds. High Yield Fund – 3 years: 149/390 funds, 5 years: 1/337 funds, 10 years: 51/198 funds. Capital Appreciation Fund – 3 years: 32/622 funds, 5 years: 25/442 funds, 10 years: 1/184 funds. Not all investors may be eligible to invest in the Institutional class of shares. Past performance is no guarantee of future results.

3 Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is no guarantee of future results.

Money Market Fund

Portfolio Managers: Tracy Reeg Alice Robertson Principal Global Investors, LLC

During the period, the Fund’s allocation to Variable Rate Demand Notes (VRDNs)* was a positive contributor to performance, as the rates on VRDNs did not fall as rapidly or as low as other high-quality investments. On the negative side, the Fund maintained a shorter average-days-to-maturity than its Morningstar peer group during the first half of the period, which detracted from performance.

No material changes occurred in the Fund’s structure. The Fund’s investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research-driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the Fund’s process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process.

*	Variable rate demand notes are debt instruments representing borrowed funds that are payable on demand and accrue interest based on a prevailing money market rate.

Money Market Fund

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A contingent deferred sales charge may apply as follows: Class J shares: 1% on redemptions made during the first 18 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The 7-day simple yield more closely reflects current Fund earnings than the total return data.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.
2	The 7-day simple yield is calculated based on the income generated by an investment in the fund over a 7-day period and is expressed as an annual percentage rate. The 7-day effective yield is calculated similarly to the 7-day simple yield but assumes that income earned from the Fund’s investments is reinvested and compounded.
3	Principal has voluntarily agreed to limit the Fund’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.
4	The Distributor has voluntarily agreed to limit the Fund’s Distribution and/or Service (12b-1) Fees normally payable by the Fund. The expense limit will maintain a level of Distribution and/or Service (12b-1) Fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.00% for Class S shares. The expense limit may be terminated at any time.

STATEMENT OF ASSETS AND LIABILITIES PRINCIPAL FUNDS,INC.

	October 31, 2009

INSERT MDFP

		Money Market
Amounts in thousands, except per share amounts		Fund

Assets
Investment in securities--at amortized cost which approximates fair value		$ 2,358,705
Cash		7
Receivables:
Dividends and interest		376
Expense reimbursement from Manager		543
Expense reimbursement from Underwriter		298
Fund shares sold		3,240
Investment securities sold		451
Other assets		27

	Total Assets	2,363,647
Liabilities
Accrued management and investment advisory fees		775
Accrued administrative service fees		33
Accrued distribution fees		416
Accrued service fees		77
Accrued transfer agent fees		392
Accrued directors' expenses		22
Accrued other expenses		333
Payables:
Fund shares redeemed		11,537

	Total Liabilities	13,585

Net Assets Applicable to Outstanding Shares		$ 2,350,062

Net Assets Consist of:
Capital Shares and additional paid-in-capital		$ 2,353,857
Accumulated undistributed (overdistributed) net realized (loss)		(3,795)

	Total Net Assets	$ 2,350,062

Capital Stock (par value: $.01 a share):
Shares authorized		17,575,000
Net Asset Value Per Share:
Class A: Net Assets		$ 637,007
Shares Issued and Outstanding		637,968
Net Asset Value per share		$ 1.00
Maximum Offering Price		$ 1.00

Class B: Net Assets		$ 66,726
Shares Issued and Outstanding		66,797
Net Asset Value per share		$ 1.00(a)

Class C: Net Assets		$ 30,747
Shares Issued and Outstanding		30,780
Net Asset Value per share		$ 1.00(a)

Class J: Net Assets		$ 346,703
Shares Issued and Outstanding		347,101
Net Asset Value per share		$ 1.00(a)

Class S: Net Assets		$ 760,076
Shares Issued and Outstanding		761,480
Net Asset Value per share		$ 1.00

Institutional: Net Assets		$ 231,887
Shares Issued and Outstanding		232,347
Net Asset Value per share		$ 1.00

R-1: Net Assets		$ 10,048
Shares Issued and Outstanding		10,057
Net Asset Value per share		$ 1.00

R-2: Net Assets		$ 24,008
Shares Issued and Outstanding		24,053
Net Asset Value per share		$ 1.00

R-3: Net Assets		$ 68,340
Shares Issued and Outstanding		68,446
Net Asset Value per share		$ 1.00

R-4: Net Assets		$ 26,260
Shares Issued and Outstanding		26,299
Net Asset Value per share		$ 1.00

R-5: Net Assets		$ 148,260
Shares Issued and Outstanding		148,529
Net Asset Value per share		$ 1.00

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

4

STATEMENT OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

Amounts in thousands	Money Market Fund

Net Investment Income
Income:
Interest	$ 28,867

Total Income	28,867
Expenses:
Management and investment advisory fees	10,398
Distribution fees - Class B	905
Distribution fees - Class C	430
Distribution fees - Class J	953
Distribution fees - Class S	3,150
Distribution fees - R-1	40
Distribution fees - R-2	80
Distribution fees - R-3	214
Distribution fees - R-4	34
Administrative service fees - R-1	32
Administrative service fees - R-2	54
Administrative service fees - R-3	128
Administrative service fees - R-4	44
Administrative service fees - R-5	182
Registration fees - Class A	65
Registration fees - Class B	22
Registration fees - Class C	33
Registration fees - Class J	79
Registration fees - Class S	53
Registration fees - Institutional	45
Service fees - Class S	500
Service fees - R-1	28
Service fees - R-2	67
Service fees - R-3	146
Service fees - R-4	51
Service fees - R-5	248
Shareholder reports - Class A	33
Shareholder reports - Class B	15
Shareholder reports - Class C	4
Shareholder reports - Class J	106
Shareholder reports - Class S	322
Transfer agent fees - Class A	1,087
Transfer agent fees - Class B	137
Transfer agent fees - Class C	52
Transfer agent fees - Class J	756
Transfer agent fees - Class S	182
Transfer agent fees - Institutional	2
Custodian fees	8
Directors' expenses	116
Professional fees	84
Treasury Temporary Guarantee Program expense	1,003
Other expenses	95

Total Gross Expenses	21,983
Less: Reimbursement from Manager - Class A	264
Less: Reimbursement from Manager - Class B	513
Less: Reimbursement from Manager - Class C	64
Less: Reimbursement from Manager - Class J	872
Less: Reimbursement from Manager - Class S	343
Less: Reimbursement from Manager - Institutional	41
Less: Reimbursement from Manager - R-1	33
Less: Reimbursement from Manager - R-2	56
Less: Reimbursement from Manager - R-3	99
Less: Reimbursement from Manager - R-4	27
Less: Reimbursement from Manager - R-5	135
Less: Reimbursement from Underwriter - Class B	148
Less: Reimbursement from Underwriter - Class C	281
Less: Reimbursement from Underwriter - Class S	2,300
Less: Reimbursement from Underwriter - R-1	24
Less: Reimbursement from Underwriter - R-2	45
Less: Reimbursement from Underwriter - R-3	124
Less: Reimbursement from Underwriter - R-4	19

Total Net Expenses	16,595

Net Investment Income (Loss)	12,272

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions	(54)

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	(54)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 12,218

See accompanying notes.

5

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Money Market Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income								$ 12,272		$ 80,699
Net realized (loss) on investments									(54)		(3,741)
Change in unrealized appreciation/depreciation of investments									—		—

		Net Increase (Decrease) in Net Assets Resulting from Operations							12,218		76,958

Dividends and Distributions to Shareholders
From net investment income								(12,272)			(80,699)

					Total Dividends and Distributions			(12,272)			(80,699)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(458,474)			270,331

					Total increase (decrease) in net assets			(458,528)			266,590

Net Assets
Beginning of period								2,808,590			2,542,000

End of period (including undistributed net investment income as set forth below)								$ 2,350,062		$ 2,808,590

Undistributed (overdistributed) net investment income (loss)								$ –		$ –

	Class A	Class B Class C Class J			Class S Institutional R-1			R-2	R-3	R-4	R-5

Capital Share
Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 659,720 $ 60,716 $ 50,539 $ 227,413				$ 396,802 $ 306,339	$ 18,105		$ 23,928 $	77,071	$ 67,269	$ 124,297
Reinvested	3,650	115	89	1,229	4,182	1,422	23	76	250	129	662
Redeemed	(802,019)	(81,457)	(62,845)	(237,677)	(592,575)	(352,830)	(19,275)	(32,080)	(94,616)	(72,005)	(135,121)

Net Increase (Decrease)	$ (138,649) $ (20,626) $ (12,217) $			(9,035) $ (191,591) $		(45,069) $	(1,147) $	(8,076) $ (17,295) $		(4,607) $ (10,162)

Shares:
Sold	659,720	60,716	50,539	227,413	396,802	306,339	18,105	23,928	77,071	67,269	124,297
Reinvested	3,650	115	89	1,229	4,182	1,422	23	76	250	129	662
Redeemed	(802,019)	(81,457)	(62,845)	(237,677)	(592,575)	(352,830)	(19,275)	(32,080)	(94,616)	(72,005)	(135,121)

Net Increase (Decrease)	(138,649)	(20,626)	(12,217)	(9,035)	(191,591)	(45,069)	(1,147)	(8,076)	(17,295)	(4,607)	(10,162)

Year Ended October 31, 2008
Dollars:
Sold	$ 1,360,383 $ 101,427 $		57,949 $ 338,953		$ 1,402,124 $	565,039	$ 29,849	$ 51,998 $ 210,539		$ 106,350 $ 310,028
Reinvested	50,052	685	320	6,153	6,984	8,183	129	526	1,359	472	4,009
Redeemed	(2,587,292)	(47,954)	(26,486)	(175,216)	(456,037)	(512,794)	(22,342)	(35,382)	(148,402)	(89,857)	(241,418)

Net Increase (Decrease)	$ (1,176,857) $ 54,158 $ 31,783 $ 169,890				$ 953,071 $	60,428	$ 7,636	$ 17,142 $	63,496	$ 16,965	$ 72,619

Shares:
Sold	1,360,383	101,427	57,949	338,953	1,402,124	565,039	29,849	51,998	210,539	106,350	310,028
Reinvested	50,052	685	320	6,153	6,984	8,183	129	526	1,359	472	4,009
Redeemed	(2,587,292)	(47,954)	(26,486)	(175,216)	(456,037)	(512,794)	(22,342)	(35,382)	(148,402)	(89,857)	(241,418)

Net Increase (Decrease)	(1,176,857)	54,158	31,783	169,890	953,071	60,428	7,636	17,142	63,496	16,965	72,619

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (3,828) $	(155) $	(100) $	(1,233) $	(4,182) $	(1,634) $	(23) $	(76) $	(250) $	(129) $	(662)
From net realized gain
on investments	–	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (3,828) $	(155) $	(100) $	(1,233) $	(4,182) $	(1,634) $	(23) $	(76) $	(250) $	(129) $	(662)

Year Ended October 31, 2008
From net investment
income	$ (50,632) $	(877) $	(363) $	(6,181) $	(6,984) $	(9,167) $	(129) $	(526) $	(1,359) $	(472) $	(4,009)
From net realized gain
on investments	–	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (50,632) $	(877) $	(363) $	(6,181) $	(6,984) $	(9,167) $	(129) $	(526) $	(1,359) $	(472) $	(4,009)

See accompanying notes.

6

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

1. Organization

Principal Funds, Inc. is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. Principal Funds, Inc. consists of Money Market Fund (the “Fund”), presented herein, and 64 other funds. Money Market Fund offers eleven classes of shares: Class A, Class B, Class C, Class J, Class S, Institutional, R-1, R-2, R-3, R-4, and R-5. Information presented in these financial statements pertains to the Class J and Class S shares. Certain detailed information for the other classes of shares is provided separately.

Effective May 1, 2008, the initial purchase of $10,000 of Class S shares of Money Market Fund was made by Principal Life Insurance Company.

The sole shareholder of the Class S shares of the Fund redeemed all shares in November 2009. On November 23, 2009 the Class S shares ceased operations.

All classes of shares represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Board of Directors of Principal Funds, Inc. In addition, the Board of Directors declares separate dividends on each class of shares.

Temporary Guarantee Program for Money Market Funds. Following approval by the Board of Directors of Principal Funds, Inc., Money Market Fund submitted to the United States Department of Treasury an agreement to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”).

The Program guaranteed Money Market Fund shareholders that they would receive $1.00 per share they owned as of the close of business on September 19, 2008, or the number of shares held on the date the Fund’s market based net asset value fell below $0.995 per share and Money Market Fund liquidated, whichever was less. The program was subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program did not cover investors who were not shareholders of Money Market Fund on September 19, 2008.

The Program expired on September 18, 2009. The cost for participating in the initial three-month Program was 0.01% of the net assets of the Fund as of September 19, 2008 and was borne by Money Market Fund. An additional cost of .015% of the net assets of the Fund as of September 19, 2008 was borne by Money Market Fund to participate in the program through September 18, 2009. The cost for participating in the Program incurred during the period November 1, 2008 through September 18, 2009 is included on the statement of operations.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund values its securities at amortized cost, which approximates market, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

Income and Investment Transactions. The Fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions. Interest income is recognized on an accrual basis. The Fund allocates daily all income and realized gains or losses to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class.

The Fund’s investments are with various issuers in various industries. The schedule of investments contained herein summarizes concentration of credit risk by issuer and industry.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

2. Significant Accounting Policies (Continued)

Expenses. Expenses directly attributed to a Fund are charged to that Fund. Other Fund expenses not directly attributed to a Fund are apportioned among the Funds managed by Principal Management Corporation.

The Fund allocates daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class. Class-specific expenses charged to each class during the year ended October 31, 2009, are included separately in the statement of operations.

Distributions to Shareholders. The Fund declares all net investment income and any net realized gains from investment transactions as dividends daily to settled shares of record as of that day. Dividends from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended October 31, 2009, the Fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2006-2009. No examinations are in progress or anticipated at this time.

Subsequent Events. Management has evaluated events or transactions that may have occurred since October 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through December 18, 2009, the date the financial statements were issued.

3. Operating Policies

Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Line of Credit. The Fund participates with other registered investment companies managed by Principal Management Corporation (the “Manager”) in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.25%. The Fund did not borrow against the line of credit during the year ended October 31, 2009.

4. Fair Valuation

Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund uses various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

4. Fair Valuation (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

As of October 31, 2009, 100% of the Fund’s investments were valued based on Level 2 inputs, with the exception of Common Stock, which is a Level 1 input.

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of the Fund’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of the Fund. The annual rates used in this calculation for the Fund are as follows:

Net Assets of Funds (in millions)

First	Next	Next	Next	Next $1	Over $3
$500	$500	$500	$500	billion	billion

.40%	.39%	.38%	.37%	.36%	.35%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Fund pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. As of October 31, 2009, the annual rates for the service fee are .25%, .25%, .17%, .15%, and .15% and the annual rates for the administrative service fee are .28%, .20%, .15%, .13%, and ..11% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J, Class S, and Institutional shares of the Fund reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by Principal Management Corporation) for transfer agent services. In addition, Class S shares pays Principal Shareholder Services, Inc. a service fee computed at an annual percentage rate of Class S shares average daily net assets. The annual rates used in this calculation for the

Fund are as follows:
			Net Assets of Funds (in millions)

	First	Next	Next $4 Next $5		Next $10	Over $20
	$500	$500	billion billion		billion	billion

	.06%	.05%	.04%	.03%	.02%	.01%

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has contractually agreed to limit the Fund’s expenses on certain share classes of the Fund. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limit for Class C shares is 1.79% and will expire on February 28, 2010.

The Manager has voluntarily agreed to limit the Fund’s expenses on certain share classes of the Fund. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limit for Institutional Class shares is 0.43% and may be terminated at any time. In addition, the Manager has voluntarily agreed to limit the Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Distribution Fees. The Class B, Class C, Class J, Class S, R-1, R-2, R-3, and R-4 shares of the Fund bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of the Fund. Distribution fees are paid to Principal Funds Distributor, Inc., the principal underwriter, a portion may be paid to other selling dealers for providing certain services. The annual rates are 1.00%, 1.00%, .25%, .35%, .35%, .30%, .25% and .10% for Class B, Class C, Class J, Class S, R-1, R-2, R-3, and R-4 Classes of shares, respectively.

Effective March 1, 2009, Principal Funds Distributor, Inc. has voluntarily agreed to limit the Fund’s distribution fees attributable to certain share classes of the Fund. The limit will maintain the level of distribution fees (expressed as a percent of average net assets on an annualized basis) not to exceed .75%, 0%, and 0% for Class B, Class C, and Class S shares, respectively. The limit may be terminated at any time.

Sales Charges. Principal Funds Distributor, Inc., as principal underwriter, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were sold originally without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the year ended October 31, 2009, were $15,000, $444,000, $26,000, and $348,000 for Class A, Class B, Class C, and Class J shares, respectively.

Affiliated Ownership. At October 31, 2009, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned 14,128,000 and 24,180,000 shares of Class A and Institutional class shares, respectively.

6. Capital Share Transactions

For the year ended October 31, 2009, the following table reflects the conversion of Class B shares into Class A shares. The amounts are also shown in the statement of changes in net assets as shares sold and dollars sold for Class A and shares redeemed and dollars redeemed for Class B (amounts in thousands).

	Shares	Dollars

Money Market Fund	9,024	$ 9,024

7. Federal Tax Information

Distributions to Shareholders. Federal tax distributions of ordinary income paid for the years ended October 31, 2009 and October 31, 2008, were $12,272,000 and $80,699,000 respectively.

Capital Loss Carryforward. Capital loss carryforwards are losses that can be used to offset future capital gains although it is unlikely the Fund will recognize future capital gains. As of October 31, 2009 the Fund has a capital loss carryforward of $3,741,000 expiring in 2016, and $54,000 expiring in 2017 for a total capital loss carryforward of $3,795,000.

Schedule of Investments Money Market Fund October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (82.43%)			COMMERCIAL PAPER (continued)
Beverages - Non-Alcoholic (1.71%)			Diversified Banking Institutions (continued)
Coca-Cola Co			JP Morgan Chase Funding Inc (continued)
0.15%, 11/20/2009 (a)	$ 10,000 $	9,999	0.30%, 4/ 1/2010 (a)	$ 6,000 $	5,993
Coca-Cola Co/The			Royal Bank of Scotland Group PLC
0.27%, 11/ 4/2009 (a)	11,000	11,000	0.34%, 12/ 1/2009 (a)	10,000	9,997
0.33%, 11/ 6/2009 (a)	10,000	10,000	0.34%, 12/16/2009 (a)	8,200	8,197
0.22%, 1/ 6/2010 (a)	9,190	9,186	Societe Generale North America Inc

		40,185	0.18%, 11/19/2009	9,000	8,999

			0.18%, 11/23/2009	15,000	14,998
Chemicals - Diversified (3.98%)
			0.37%, 12/17/2009	6,000	5,997
BASF AG
0.42%, 1/29/2010	13,000	12,987	0.42%, 12/22/2009	10,000	9,994

BASF SE					117,854

0.40%, 11/23/2009 (a)	10,000	9,998	Diversified Financial Services (4.42%)
0.50%, 2/23/2010 (a)	13,700	13,679	General Electric Capital
0.65%, 7/ 9/2010 (a)	7,500	7,466	0.21%, 11/ 6/2009	13,000	13,000
EI Du Pont de Nemours & Co			0.16%, 11/23/2009	8,000	7,999
0.12%, 11/12/2009 (a)	20,000	19,999	Nordea North America Inc/DE
0.43%, 6/21/2010 (a)	12,000	11,967	0.18%, 11/23/2009	14,710	14,708
0.43%, 6/22/2010 (a)	8,000	7,978	0.24%, 12/ 1/2009	10,500	10,498
0.55%, 9/13/2010	9,500	9,454	Rabobank USA Financial Corp

		93,528	0.43%, 11/24/2009	12,700	12,697

			0.47%, 11/25/2009	12,000	11,996
Commercial Banks (6.76%)
			0.50%, 12/ 8/2009	10,800	10,794
Australia & New Zealand Banking Group Ltd
0.27%, 12/11/2009 (a)	11,000	10,997	0.24%, 12/10/2009	11,000	10,997
0.39%, 2/17/2010 (a)	8,600	8,590	0.30%, 2/18/2010	11,200	11,190

0.31%, 3/11/2010 (a)	12,000	11,986			103,879

DnB NOR Bank ASA			Diversified Manufacturing Operations (1.65%)
0.62%, 12/10/2009	11,300	11,292	General Electric
0.55%, 12/17/2009	9,100	9,093	3.99%, 12/29/2009	25,800	25,791
0.33%, 3/10/2010 (a)	5,400	5,394	General Electric Co
National Australia Funding			0.15%, 11/18/2009	13,000	12,999

0.44%, 11/ 3/2009	11,000	11,000			38,790

Standard Chartered Bank/New York
			Electric - Integrated (3.28%)
0.23%, 11/13/2009 (a)	14,000	13,999
			E. ON AG
0.23%, 11/23/2009 (a)	30,500	30,496	0.59%, 11/ 5/2009	7,000	7,000
Toronto-Dominion Holdings USA Inc			0.59%, 11/ 6/2009	7,000	6,999
0.50%, 2/ 8/2010 (a)	9,000	8,988
			0.15%, 11/17/2009 (a)	5,000	5,000
Westpac Banking Corp
0.29%, 11/ 3/2009 (a)	12,000	12,000	0.40%, 12/23/2009	12,100	12,093
0.31%, 12/ 3/2009 (a)	10,000	9,997	0.31%, 1/ 8/2010	10,000	9,994
0.38%, 2/ 4/2010 (a)	15,000	14,985	GDF Suez

			0.18%, 11/ 5/2009 (a)	8,000	8,000
		158,817

			0.18%, 11/10/2009 (a)	6,000	6,000
Diversified Banking Institutions (5.01%)			0.18%, 11/12/2009 (a)	13,000	12,999
JP Morgan Chase & Co			0.18%, 11/16/2009 (a)	9,000	8,999

0.16%, 11/18/2009 (a)	7,500	7,499			77,084

0.16%, 11/19/2009 (a)	1,500	1,500
0.45%, 12/ 8/2009	12,500	12,494	Fiduciary Banks (0.88%)
JP Morgan Chase Funding Inc			State Street Corp
0.45%, 12/ 9/2009 (a)	6,200	6,197	0.21%, 12/ 2/2009	10,000	9,998
0.40%, 12/15/2009 (a)	13,000	12,994	0.30%, 1/21/2010	10,800	10,793

0.30%, 12/21/2009 (a)	13,000	12,995			20,791

See accompanying notes

11

Schedule of Investments Money Market Fund October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Finance - Auto Loans (6.78%)			Finance - Other Services (3.13%)
American Honda Finance Corp			Private Export Funding Corp
0.25%, 11/16/2009	$ 12,400 $	12,399	0.32%, 11/ 4/2009	$ 11,000 $	11,000
0.25%, 11/19/2009	21,900	21,897	0.29%, 11/13/2009	12,900	12,899
0.28%, 11/23/2009	20,000	19,997	0.29%, 12/ 2/2009 (a)	8,000	7,998
PACCAR Financial Corp			0.40%, 12/14/2009	13,900	13,893
0.22%, 11/12/2009	5,000	5,000	0.34%, 3/ 9/2010 (a)	12,700	12,685
0.22%, 11/13/2009	4,600	4,600	0.45%, 3/17/2010 (a)	15,000	14,974

0.22%, 11/16/2009	12,700	12,699			73,449

0.12%, 11/18/2009	17,000	16,999
			Life & Health Insurance (0.70%)
0.22%, 12/21/2009	8,340	8,337
			New York Life Capital Corp
Toyota Credit Canada Inc			0.19%, 11/ 5/2009 (a)	6,000	6,000
0.18%, 11/23/2009	29,000	28,996
			0.25%, 11/ 9/2009 (a)	7,600	7,599
Toyota Motor Credit Corp
3.71%, 11/ 4/2009	10,000	10,000	0.17%, 11/17/2009 (a)	2,885	2,885

0.16%, 11/23/2009	5,575	5,574			16,484

0.25%, 12/ 9/2009	12,900	12,897	Medical - Drugs (2.69%)

		159,395	Pfizer Inc

			0.32%, 11/ 3/2009 (a)	14,530	14,530
Finance - Commercial (0.42%)
			0.32%, 12/ 3/2009 (a)	12,800	12,796
Caterpillar Financial Services Corp
0.60%, 11/12/2009	9,960	9,958	0.36%, 12/ 8/2009 (a)	10,000	9,996
			Pfizer Investment Capital
Finance - Credit Card (1.00%)			0.50%, 2/10/2010	12,200	12,183
American Express Credit			0.47%, 2/17/2010	13,725	13,706

0.20%, 11/ 6/2009	9,000	9,000			63,211

0.18%, 11/23/2009	14,500	14,498	Money Center Banks (2.22%)

		23,498	Intesa Funding LLC

Finance - Investment Banker & Broker (4.29%)			0.16%, 11/23/2009	33,000	32,997
BNP Paribas Finance Inc			0.22%, 12/18/2009	11,800	11,797
0.82%, 11/ 2/2009	15,000	15,000	UBS Finance Delaware LLC
0.24%, 12/ 4/2009	7,760	7,758	0.59%, 4/ 6/2010	7,400	7,381

0.40%, 2/ 4/2010	8,000	7,992			52,175

0.43%, 2/10/2010	13,000	12,984	Reinsurance (2.55%)
ING US Funding LLC			Swiss Re Treasury US Corp
0.31%, 11/10/2009	7,290	7,290	0.19%, 11/23/2009 (a)	60,000	59,993
1.08%, 12/ 3/2009 (b)	25,000	25,000
0.24%, 12/ 4/2009	12,000	11,997	Special Purpose Banks (0.77%)
0.29%, 2/16/2010	12,700	12,689	Dexia Delaware LLC

			0.24%, 11/23/2009	12,000	11,998
		100,710

			0.50%, 2/ 2/2010	6,000	5,992

Finance - Mortgage Loan/Banker (3.44%)					17,990

Fannie Mae Discount Notes
0.75%, 11/ 2/2009	12,000	12,000	Special Purpose Entity (25.68%)
0.66%, 11/ 9/2009	13,900	13,898	CAFCO LLC
			0.30%, 11/17/2009 (a)	7,000	6,999
Federal Home Loan Bank Discount Notes
0.41%, 1/ 5/2010	13,114	13,104	3.90%, 12/ 7/2009 (a)	11,900	11,897
0.31%, 1/15/2010	15,000	14,990	0.33%, 1/12/2010 (a)	13,000	12,991
Freddie Mac Discount Notes			0.32%, 1/27/2010 (a)	10,100	10,092
0.52%, 12/ 7/2009	13,929	13,922	0.40%, 3/22/2010 (a)	6,000	5,991
0.28%, 12/14/2009	13,000	12,996	Calyon North America Inc

		80,910	0.98%, 11/ 5/2009	5,000	4,999

			0.40%, 11/16/2009	12,200	12,198

See accompanying notes

12

Schedule of Investments Money Market Fund October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Special Purpose Entity (continued)			Special Purpose Entity (continued)
Calyon North America Inc (continued)			Yorktown Capital LLC
0.40%, 11/27/2009	$ 13,000 $	12,996	0.20%, 11/ 9/2009	$ 14,000 $	13,999
0.32%, 12/ 7/2009	12,400	12,396	0.28%, 11/10/2009 (a)	13,000	12,999
0.44%, 1/ 4/2010	6,000	5,995	0.16%, 11/19/2009 (a)	10,000	9,999
0.55%, 1/19/2010	8,400	8,390	0.23%, 12/18/2009 (a)	12,700	12,696

Charta Corp					603,423

0.30%, 11/18/2009 (a)	14,870	14,868
			Telephone - Integrated (1.07%)
0.25%, 12/ 1/2009 (a)	11,000	10,998
			Telstra Corp Ltd
0.35%, 3/ 2/2010 (a)	12,800	12,785	0.27%, 11/16/2009 (a)	9,700	9,699
0.42%, 3/18/2010 (a)	10,000	9,984	0.33%, 11/25/2009	15,400	15,396

0.43%, 4/ 1/2010 (a)	10,000	9,982			25,095
CRC Funding LLC

0.35%, 11/ 2/2009 (a)	12,400	12,400	TOTAL COMMERCIAL PAPER	$ 1,937,219

0.35%, 11/10/2009 (a)	10,500	10,499	CERTIFICATE OF DEPOSIT (4.21%)
0.20%, 11/18/2009 (a)	3,800	3,800	Commercial Banks (1.32%)
0.32%, 1/27/2010 (a)	12,000	11,991	Citibank NA
0.38%, 4/ 5/2010	13,100	13,079	0.50%, 3/ 1/2010	11,000	11,000
Danske Corp			0.43%, 3/15/2010	5,000	5,000
0.25%, 11/30/2009 (a)	21,000	20,996	US Bank NA
0.23%, 12/16/2009 (a)	12,000	11,997	0.66%, 5/18/2010	15,000	15,000

0.25%, 12/22/2009 (a)	10,000	9,996			31,000

0.42%, 2/ 1/2010 (a)	8,100	8,091
			Diversified Banking Institutions (0.43%)
Gemini Securitization Corp LLC
			Bank of America NA
0.28%, 11/17/2009 (a)	22,200	22,198
			0.50%, 12/11/2009	10,100	10,100
0.18%, 11/18/2009 (a)	15,000	14,999
0.18%, 11/23/2009 (a)	3,000	3,000	Diversified Financial Services (0.27%)
0.23%, 1/ 6/2010 (a)	11,230	11,225	Nordea Bank
Metlife Funding Inc			1.07%, 5/21/2010	6,300	6,300
0.16%, 11/16/2009	11,000	10,999
0.29%, 11/20/2009	13,000	12,998	Regional Banks (2.19%)
1.03%, 1/18/2010 (a)(b)	15,000	15,000	Bank of America NA
New York Life Funding			0.46%, 1/12/2010	12,200	12,200
0.69%, 11/ 2/2009 (b)(c)	36,000	36,000	0.35%, 1/26/2010	10,000	10,000
Park Avenue Receivables Corp			0.44%, 2/18/2010	12,000	12,000
0.20%, 11/12/2009 (a)	10,000	9,999	0.43%, 2/22/2010	10,000	10,000
0.17%, 11/20/2009 (a)	14,000	13,999	0.45%, 6/14/2010	7,300	7,300

Prudential Funding Corp					51,500

0.27%, 11/17/2009	13,000	12,998
			TOTAL CERTIFICATE OF DEPOSIT	$ 98,900
0.23%, 11/23/2009	10,500	10,499

Ranger Funding Co LLC
0.21%, 11/ 9/2009 (a)	10,000	10,000		Shares	Value
0.33%, 11/20/2009 (a)	13,000	12,998		Held	(000's)

0.23%, 12/ 9/2009 (a)	11,400	11,397	COMMON STOCKS (4.48%)
Sheffield Receivables Corp			Publicly Traded Investment Fund (4.48%)
0.26%, 11/ 5/2009 (a)	8,000	8,000	Cash Account Trust - Government & Agency
0.18%, 11/13/2009 (a)	9,000	8,999	DWS Government Cash Securities Port
0.19%, 11/20/2009 (a)	30,000	29,997	0.10, 12/31/2009	27,075,000	27,075
0.60%, 12/ 1/2009 (a)	12,900	12,894	Columbia Funds Series Trust - Columbia
			Money Market Reserves
Straight - A Funding LLC			0.15, 12/31/2009	27,970,000	27,970
0.23%, 12/ 9/2009	4,126	4,125
			FFI Government Fund
0.23%, 12/10/2009	15,000	14,996	0.12, 12/31/2009	6,615,000	6,615

See accompanying notes

13

Schedule of Investments Money Market Fund October 31, 2009

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			MUNICIPAL BONDS (4.91%)
Publicly Traded Investment Fund (continued)			Arizona (0.46%)
JP Morgan Prime Money Market Fund			Glendale Industrial Development Authority
0.17, 12/31/2009	43,600,000$	43,600	Bank of New York

		105,260	0.25%, 7/ 1/2035	$ 7,240 $	7,240

			Tucson Airport Authority Inc/AZ Bank of
TOTAL COMMON STOCKS	$ 105,260		America NA

	Principal		0.35%, 12/ 1/2018	3,635	3,635

					10,875

	Amount	Value

	(000's)	(000's)	California (1.94%)

BONDS (3.79%)			Abag Finance Authority for Nonprofit Corps
Asset Backed Securities (0.11%)			0.95%, 11/ 1/2031	2,000	2,000
CNH Equipment Trust			California Statewide Communities
1.74%, 4/15/2010 (c)	$ 18	18	Development Authority
John Deere Owner Trust			0.42%, 8/15/2034	600	600
1.13%, 7/ 2/2010	2,507	2,507	City of Fairfield CA Landesbank

		2,525	Hessen-Thueringen

			1.45%, 6/ 1/2034	2,000	2,000
Automobile Sequential (1.15%)			1.45%, 6/ 1/2034	2,700	2,700
Bank of America Auto Trust			City of Santa Rosa CA Landesbank
0.67%, 7/15/2010 (a)	7,728	7,728	Hessen-Thueringen
BMW Vehicle Lease Trust			1.45%, 9/ 1/2024	4,560	4,560
0.79%, 6/15/2010	1,441	1,441	Kern Water Bank Authority Wells Fargo Bank
Honda Auto Receivables Owner Trust			NA
1.32%, 5/17/2010 (c)	1,994	1,994	0.30%, 7/ 1/2028	2,600	2,600
Hyundai Auto Receivables Trust			San Jose Redevelopment Agency/CA JP
0.36%, 9/15/2010	11,770	11,770	Morgan Chase Bank
			0.30%, 8/ 1/2028	31,250	31,250

Nissan Auto Receivables Owner Trust
1.76%, 4/15/2010	1,917	1,917			45,710

Volkswagen Auto Lease Trust			Colorado (0.32%)
1.45%, 5/17/2010 (c)	2,099	2,099	Colorado Housing & Finance Authority/CO

		26,949	Wells Fargo Bank NA

			0.40%, 4/ 1/2029	325	325
Medical - Hospitals (0.51%)
			County of Kit Carson CO Wells Fargo Bank NA
Portland Clinic LLP/The			0.40%, 6/ 1/2027	1,900	1,900
0.39%, 11/20/2027	11,895	11,895
			County of Montrose CO Wells Fargo Bank NA
			0.40%, 6/ 1/2010	400	400
Medical - Outpatient & Home Medical Care (0.24%)
			Sheridan Redevelopment Agency Citibank NA
Everett Clinic PS
			1.95%, 12/ 1/2029	5,000	5,000

0.39%, 5/ 1/2022	5,600	5,600
					7,625

Medical Laboratory & Testing Service (0.35%)			Georgia (0.09%)
Roche Holdings Inc			Savannah College of Art & Design Inc Bank of
1.39%, 11/25/2009 (a)(c)	8,300	8,300	America NA
			0.35%, 4/ 1/2024	2,000	2,000
Special Purpose Entity (1.43%)
Corporate Finance Managers Inc			Illinois (0.96%)
0.30%, 2/ 2/2043	13,700	13,700	City of Chicago IL US Bank NA
NGSP Inc			1.34%, 7/ 8/2010	5,600	5,600
0.33%, 6/ 1/2046	20,000	20,000	Memorial Health System/IL JP Morgan Chase

		33,700	Bank

			0.40%, 10/ 1/2024	16,870	16,870

TOTAL BONDS	$ 88,969				22,470

See accompanying notes

14

Schedule of Investments Money Market Fund October 31, 2009

	Principal		(a)	Security exempt from registration under Rule 144A of the Securities Act
				of 1933. These securities may be resold in transactions exempt from
	Amount	Value		registration, normally to qualified institutional buyers. Unless otherwise

	(000's)	(000's)		indicated, these securities are not considered illiquid. At the end of the

MUNICIPAL BONDS (continued)				period, the value of these securities totaled $937,013 or 39.87% of net
Indiana (0.11%)			assets.
Ball State University Foundation Inc			(b) Security is Illiquid
0.30%, 9/ 1/2031	$ 2,550 $	2,550	(c) Variable Rate. Rate shown is in effect at October 31, 2009.

Iowa (0.11%)			Portfolio Summary (unaudited)

Iowa Finance Authority			Sector	Percent

0.40%, 3/ 1/2018	2,515	2,515	Financial	70.25%
			Consumer, Non-cyclical	5.50%
New York (0.23%)			Exchange Traded Funds	4.48%
New York City Housing Development Corp			Revenue	4.07%
Landesbank Hessen-Thueringen			Government	3.99%
0.68%, 6/ 1/2039	5,400	5,400	Basic Materials	3.98%
			Utilities	3.28%
			Industrial	1.65%
North Carolina (0.18%)
			Asset Backed Securities	1.25%
North Carolina Capital Facilities Finance			Communications	1.07%
Agency			Insured	0.59%
0.35%, 9/ 1/2018	4,270	4,270	Tax Allocation	0.26%
			Liabilities in Excess of Other Assets, Net	(0.37%)

Oklahoma (0.23%)			TOTAL NET ASSETS	100.00%

University Hospital Bank of America NA
0.35%, 8/15/2021	5,385	5,385

Oregon (0.05%)
Lake Oswego Redevelopment Agency Wells
Fargo Bank NA
0.40%, 6/ 1/2020	1,090	1,090

Washington (0.23%)
Washington State Housing Finance
Commission/WA
0.42%, 9/ 1/2028	995	995
0.45%, 12/ 1/2028	510	510
0.42%, 9/15/2037	2,730	2,730
0.42%, 12/15/2037	1,265	1,265

		5,500

TOTAL MUNICIPAL BONDS	$ 115,390

U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.55%)
U.S. Treasury Bill (0.55%)
0.43%, 6/ 3/2010	13,000	12,967

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 12,967

Total Investments	$ 2,358,705
Liabilities in Excess of Other Assets, Net - (0.37)%		(8,643)

TOTAL NET ASSETS - 100.00%	$ 2,350,062

See accompanying notes

15

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

MONEY MARKET FUND

Class J shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	–	0.03	0.04	0.04	0.02

Total From Investment Operations	–	0.03	0.04	0.04	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.03)	(0.04)	(0.04)	(0.02)

Total Dividends and Distributions	–	(0.03)	(0.04)	(0.04)	(0.02)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(b)	0 .33%	2.67%	4.46%	3.82%	1.79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 346,703	$ 355,746	$ 186,246	$ 157,486	$ 143,460
Ratio of Expenses to Average Net Assets	0 .69%	0.87%	0.98%	1.11%	1.15%
Ratio of Gross Expenses to Average Net Assets(f)	0 .92%	0.87%	0.98%	1.11%	1.15%
Ratio of Net Investment Income to Average Net Assets	0 .32%	2.51%	4.37%	3.76%	1.78%

	2009	2008(c)

MONEY MARKET FUND

Class S shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	–	0.01

Total From Investment Operations	–	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.01)

Total Dividends and Distributions	–	(0.01)

Net Asset Value, End of Period	$ 1.00	$ 1.00

Total Return	0 .43%	0.98%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 760,076	$ 951,684
Ratio of Expenses to Average Net Assets	0 .60%	0.87%(e)
Ratio of Gross Expenses to Average Net Assets(f)	0 .89%	0.87%(e)
Ratio of Net Investment Income to Average Net Assets	0 .47%	1.92%(e)

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(c)	Period from May 1, 2008, date shares first offered, through October 31, 2008.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(e)	Computed on an annualized basis.

See accompanying notes.

16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders Principal Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Money Market Fund (one of 65 portfolios constituting the Principal Funds, Inc., (the “Fund”)) as of October 31, 2009, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Fund of Principal Funds, Inc. at October 31, 2009, the results of its operations, the changes in its net assets and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois December 18, 2009

17

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS,INC. October 31, 2009 (unaudited)

As a shareholder of the Money Market Fund of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio for each share class and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Expenses Paid			Expenses Paid
			During Period	Beginning		During Period
	Beginning	Ending Account	May 1, 2009 to	Account	Ending Account	May 1, 2009 to
	Account Value	Value October	October 31,	Value May 1,	Value October	October 31,	Annualized
	May 1, 2009	31, 2009	2009 (a)	2009	31, 2009	2009(a)	Expense Ratio

Money Market Fund
Class J	$1,000.00	$1,000.00	$2.67	$1,000.00	$1,022.53	$2.70	0.53%
Class S	1,000.00	1,000.21	2.47	1,000.00	1,022.74	2.50	0.49

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

18

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**

Elizabeth Ballantine	Principal, EBA Associates	103	The McClatchy
Director since 2004			Company
Member, Nominating and Governance
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	103	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	CEO/President, Vertical Growth	103	None
Director since 2008	Officer, and CFO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	103	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	103	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	President and CEO, Sassy, Inc.	103	None
Director since 2005
Member, Audit Committee
1951

William C. Kimball	Retired. Formerly Chairman and	103	Casey’s General Stores,
Director since 1999	CEO, Medicap Pharmacies, Inc.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	103	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired. Formerly, Chairman and	103	Catalytic Inc.; Vaagen
Director since 2007	CEO of BDO Seidman.		Bros. Lumber, Inc.
Member, Audit Committee
1944

19

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Chairman and Director, Principal	103	None
Director, Chairman and CEO	Management Corporation, since 1999.
Member, Executive Committee	Director, Principal Funds Distributor,
1952	Inc. since 2007. Director, Princor
since 1999. President, Princor 1999-
2005. Senior Vice President, Principal
Life, since 2002. Prior thereto, Vice
President.

Nora M. Everett	President since 2008. Senior Vice	103	None
Director, President	President and Deputy General
Member, Executive Committee	Counsel, Principal Financial Group,
1959	Inc. 2004-2008. Vice President and
Counsel, Principal Financial Group,
Inc. 2001-2004.

William G. Papesh	Retired December 2007. Prior thereto,	103	None
Director	President and Director of Edge Asset
Member, Operations Committee	Management, Inc. since 2007;
1943	President and CEO of WM Group of
Funds 1987-2006.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Craig L. Bassett	Vice President and Treasurer, Principal Life.
Treasurer
711 High Street, Des Moines, IA 50392
1952

Michael J. Beer	Executive Vice President and Chief Operating
Executive Vice President	Officer, Principal Management Corporation.
711 High Street, Des Moines, IA 50392	Executive Vice President, Principal Funds
1961	Distributor, Inc., since 2007. President, Princor, since
2005.

Randy L. Bergstrom	Counsel, Principal Life.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

20

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
David J. Brown	Vice President, Product & Distribution Compliance,
Chief Compliance Officer	Principal Life. Senior Vice President, Principal
711 High Street, Des Moines, IA 50392	Management Corporation since 2004. Senior Vice
1960	President, Principal Funds Distributor, Inc., since
2007. Second Vice President, Princor, since 2003,
and prior thereto, Vice President, Principal
Management Corporation and Princor.

Jill R. Brown	Second Vice President, Principal Financial Group and
Senior Vice President	Senior Vice President, Principal Management
1100 Investment Blvd, ste 200	Corporation and Princor, since 2006. Chief Financial
El Dorado Hills, CA 95762	Officer, Princor since 2003. Vice President, Princor
1967	2003-2006. Senior Vice President and Chief Financial
Officer, Principal Funds Distributor, Inc., since 2007.
Prior thereto, Assistant Financial Controller, Principal
Life.

Cary Fuchs	President, Principal Funds Distributor, since 2007;
Senior Vice President of Distribution	Director of Mutual Fund Operations, Principal
1100 Investment Blvd, ste 200	Shareholder Services, since 2005; prior thereto,
El Dorado Hills, CA 95762	Divisional Vice President Boston Financial Data
1957	Services.

Steve Gallaher	Second Vice President and Counsel, Principal Life
Assistant Counsel	since 2006. Self-Employed Writer in 2005. 2004 and
711 High Street Des Moines, IA 50392	prior thereto Senior Vice President and Counsel of
1955	Principal Residential Mortgage, Inc.

Ernie H. Gillum	Vice President and Chief Compliance Officer,
Vice President, Assistant Secretary	Principal Management Corporation, since 2004, and
711 High Street Des Moines, IA 50392	prior thereto, Vice President, Compliance and Product
1955	Development, Principal Management Corporation.

Patrick A. Kirchner	Counsel, Principal Life.
Assistant Counsel
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, Principal Life, since 2003 and prior thereto,
Assistant Tax Counsel	Attorney.
711 High Street, Des Moines, IA 50392
1962

Layne A. Rasmussen	Vice President and Controller – Mutual Funds,
Vice President, Controller, and CFO	Principal Management Corporation.
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Vice President and Senior Securities Counsel,
Counsel	Principal Financial Group, Inc. Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, Principal Management Corporation,
1951	Principal Funds Distributor, Inc., and Princor.
Counsel, Principal Global.

21

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Adam U. Shaikh	Counsel, Principal Life, since 2006. Prior thereto,
Assistant Counsel	practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, Principal Life, since 2003. Prior
Assistant Treasurer	thereto, Assistant Treasurer.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Director and Secretary - Principal Funds, Principal
Vice President and Secretary	Life, since 2007. Prior thereto, Business Manager for
711 High Street, Des Moines, IA 50392	Pella Corporation.
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2009 and the Statement of Additional Information dated March 1, 2009. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

22

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) the annual review and renewal of the Management Agreement and the subadvisory agreements relating to all Funds; (2) a subadvisory agreement related to the addition of Brown Investment Advisory Incorporated (“Brown”) to the LargeCap Growth Fund I series; (3) a subadvisory agreement related to the addition of Montag & Caldwell, Inc. (“Montag”) to the LargeCap Growth Fund II series; (4) amended subadvisory agreements related to a reduction in subadvisory fees for UBS Global Asset Management LP related to the LargeCap Value Fund I series, Goldman Sachs Asset Management LP related to the MidCap Value Fund I series, Emerald Advisers, Inc. related to the SmallCap Growth Fund II series, Pyramis Global Advisors, LLC related to the International Fund I series, and Principal Global Investors, LLC (“PGI”) related to the Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund and the Principal LifeTime Strategic Income Fund series (the “LifeTime Funds”); (5) a subadvisory agreement related to the addition of Thompson, Siegel & Walmsley LLC (“TS&W”) to the LargeCap Value Fund I series; (6) a subadvisory agreement related to the addition of ClearBridge Advisors, LLC (“Clearbridge”) to the LargeCap Blend Fund II series; (7) subadvisory agreements with Guggenheim Investment Management, LLC (“Guggenheim”) and Tortoise Capital Advisors, LLC (“Tortoise”) related to the Global Diversified Income Fund series; (8) an amended subadvisory agreement related to the addition of PGI to the International Equity Index Fund; (9) an amended subadvisory agreement related to the addition of Mellon Capital Management Corporation to the Bond Market Index Fund; and (10) an amended Management Agreement with Principal Management Corporation (“PMC”) related to the addition of the International Equity Index Fund and the Bond Market Index Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements.

At its September 14, 2009 meeting, the Board performed its annual review and renewal of the Management Agreement and the Subadvisory Agreements relating to all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and are not “interested persons” of PFI, as defined in the 1940 Act (the “Independent Directors”), annually to review and consider the continuation of: (1) the Management Agreement as it relates to the sixty-six (66) series of PFI (each series is referred to as a “Fund”) (2) the subadvisory agreements between the Manager and each of AllianceBernstein L.P.; American Century Investment Management, Inc.; Inc.; AXA Rosenberg Investment Management LLC.; Barrow, Hanley, Mewhinney & Strauss, Inc.; BlackRock Financial Management, Inc.; Brown; Causeway Capital Management LLC.; Columbus Circle Investors (“Columbus Circle”); Dimensional Fund Advisors, Inc.; Edge Asset Management Inc. (“Edge”); Emerald Advisors, Inc.; Essex Investment Management Company, LLC; Goldman Sachs Asset Management, L.P.; J.P. Morgan Investment Management, Inc.; Jacobs Levy Equity Management, Inc.; Los Angeles Capital Management and Equity Research, Inc.; Mellon Capital Management Corporation; Montag; Morgan Stanley Investment Management, Inc.; Neuberger Berman Fixed Income LLC.; Pacific Investment Management Company LLC; Principal Real Estate Investors, LLC (“PRIN”); PGI; Pyramis Global Advisors, LLC; Spectrum Asset Management, Inc. (“Spectrum”); T. Rowe Price Associates, Inc.; Turner Investment Partners, Inc.; UBS Global Asset Management (Americas), Inc.; Vaughan Nelson Investment Management, LP; and Westwood Management Corp.; (collectively, the “Subadvisors”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including but not limited to the following: (i) the investment performance of each Fund compared to the investment performance of a market index and a broad based industry category determined by Morningstar, (ii) a comparison of each Fund’s management fee (at current asset levels and theoretical asset levels) and expense ratio (at current asset levels) to the advisory fee and expense ratio for the mutual funds in a narrow peer group and a broad-based industry category, both selected by Lipper, (iii) fee schedules applicable to the Manager’s and the Subadvisors’ other clients, (iv) the Manager’s financial results and condition, including its profitability from services it performed for each Fund, (v) an analysis of the Manager’s and each Subadvisor’s allocation of the benefits of economies of scale, (vi) the Manager’s and each Subadvisors’ record of compliance with applicable laws and regulations, and with each Fund’s investment policies and restrictions, and (vii) the nature and character of the services the Manager and each Subadvisor provides to each Fund.

23

Nature, Extent and Quality of Services

With regard to the Manager, the Board considered the nature, quality and extent of services provided under the Management Agreement, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered the delegation of day-to-day portfolio management responsibility to the Subadvisors and the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Subadvisors. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained for the Funds.

With regard to each Subadvisor, the Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of each Subadvisor, investment approach of each Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered each Subadvisors’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due-diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods (both for a blended three- and five-year period and for a three-year period), and compared those returns to various agreed-upon performance measures, including market indices and peer group data based upon a broad-based, industry category determined by Morningstar. For Funds that did not have a three-year history, the Board reviewed performance for a one-year period. The Board also considered whether investment results were consistent with each Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met or exceeded acceptable levels of investment performance. There were some Funds, or certain Subadvisors for a multi-manager fund, that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. However, the Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisor at the appropriate time, if necessary. Therefore, the Board concluded that the Manager’s oversight of the Subadvisors was satisfactory.

As to each Fund, the Manager had advised the Board either that the investment services provided by each Subadvisor to the Fund were reasonable or the Subadvisor’s longer-term track record justified continuing the contract with more in-depth monitoring. Based upon all relevant factors, the Board concluded that either: (i) the investment performance of each Fund either met or exceeded acceptable levels of investment performance, and was therefore satisfactory; or (ii) although the Fund experienced underperformance, based upon that Fund’s particular circumstances, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory Agreements. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Investment Management Fees

The Board considered each Fund’s management fees. The Board received information, based on data supplied by Lipper, comparing each Fund’s contractual management fee (at current asset levels and at theoretical asset levels), actual (after fee waivers) management fee (at current asset levels), actual non-management fees (at current asset levels) and actual total expense ratio (at current asset levels for Class A shares) to advisory fees and expense ratios of mutual funds in a narrow peer group independently selected by Lipper (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For PFI Funds that did not offer Class A shares, the information provided was based upon Class I shares. In addition, the Board also reviewed information for Class I shares for certain Funds for which Class A shares were a small component of the Fund’s assets.

In assessing whether the management fees were reasonable, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and to other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total expense ratios, profitability and expense caps. For most Funds, actual management fees and expense ratios were within the third quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the third quartile, total expense ratios were within the third quartile or better. For Funds with expense ratios within the fourth quartile, the Board requested further explanation from the Manager regarding the reasonableness of management fees. The Board considered factors related to certain Funds with both actual management fees and total expenses higher than third quartile as compared to their Expense Group and certain other Funds that experienced significant underperformance. For the SAM Portfolios, the Board determined that the Manager’s unique active asset allocation strategy justified higher management fees than the Funds’ peer groups and that the total expense ratios (including the expenses of the underlying funds) compare favorably. The Board considered that certain PFI Funds have different management fees from certain other comparable funds managed by the Manager and noted the reasons cited by the Manager for the differing fees.

24

The Board also considered that the Manager had previously contractually agreed to reduce the management fees for fourteen PFI Funds that have recently implemented the “Core Satellite” structure and that the Manager had previously agreed to reduce the management fees for eleven LifeTime Funds.

With respect to the Board’s review of the expense caps in place with respect to certain Funds, the Board considered the Manager’s proposals to extend the expense caps in place for most Funds for an additional year, to raise the expense cap levels for certain Funds and to let expense caps for certain other Funds expire, based upon the individual circumstances of these Funds. The Board also considered the Manager’s proposals to either add new expense caps or to lower the expense cap levels (thereby decreasing the effective expense ratios) applicable to certain share classes of the Tax-Exempt Bond Fund and the Ultra-Short Bond Fund.

Considering all factors it deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the Management Agreement, for the year ended December 31, 2008. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (PGI, PRIN, Edge, Columbus Circle and Spectrum). The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

The Board considered each Fund’s subadvisory fee, noting that the Manager compensates each Subadvisor from its own management fee so that Fund shareholders pay only the management fee. In addition, with respect to unaffiliated subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadvisor. The Board also received information confirming that the subadvisory fees compared favorably with the fees charged by each Subadvisor to its other clients, as well as industry data supplied by Lipper. With respect to profitability, based upon the above and other factors, the Independent Directors determined that they need not review estimated levels of profits to each unaffiliated Subadvisor in order to reach their conclusions regarding the Subadvisory Agreements. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the Manager.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board also reviewed the levels at which breakpoints occurred and the amount of the reductions. The Board also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the LargeCap S&P 500 Index Fund, MidCap S&P 400 Index Fund, SmallCap S&P 600 Index Fund, Ultra Short Bond Fund and the LifeTime Funds series do not include breakpoints. Although their management fee schedules do not contain breakpoints, the Board noted that each of these Funds has a relatively low basis point fee for initial Fund assets and the Board concluded that these Funds do not generate sufficient economies of scale at their current asset sizes to justify a breakpoint at this time.

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale at current asset levels.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these fall-out benefits.

The Board also considered the character and amount of other incidental benefits received by each Subadvisor. The Board considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that, taking into account these benefits, the fees charged under each Subadvisory Agreement were reasonable.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the changes proposed by the Manager, is in the best interests of each Fund.

25

Brown, Montag, TS&W, Clearbridge, Guggenheim and Tortoise Subadvisory Agreements

At its June 8, 2009 meeting, the Board considered whether to approve subadvisory agreements with Brown related to the LargeCap Growth Fund I series and Montag related to the LargeCap Growth Fund II series. At its September 14, 2009 meeting, the Board considered whether to approve subadvisory agreements with TS&W related to the LargeCap Value Fund I series, Clearbridge related to the LargeCap Blend Fund II series, Guggenheim related to the Global Diversified Income Fund series and Tortoise related to the Global Diversified Income Fund series.

The Board considered the nature, quality and extent of services expected to be provided under each subadvisory agreement. The Board considered the reputation, qualifications and background of each subadvisor, investment approach of each subadvisor, the experience and skills of each subadvisor’s investment personnel who would be responsible for the day-to-day management of the series, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors for the Funds and that the due-diligence program recommended each subadvisor for the Funds.

The Board reviewed historical composite performance of each subadvisor as compared to its Morningstar peer group and relevant benchmark index as well as their expected performance. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

With respect to the subadvisory fees proposed to be paid to the subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and each subadvisor. The Board also compared the proposed fee schedule to that of the existing subadvisors for each Fund. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Funds under each proposed subadvisory agreement. The Board noted the breakpoints included in the fee schedules for Brown, Montag, TS&W, Clearbridge, and Tortoise and concluded that each of the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. The Board noted that the fee schedule for Guggenheim does not include breakpoints but concluded that the fee schedule is appropriate at current asset levels. On the basis of the information provided, the Board concluded that the proposed subadvisory fees were reasonable.

The Board determined that it need not review estimated levels of profits to each subadvisor because, as the Board noted, the Manager will compensate each subadvisor from its own management fees and the Manager had negotiated each subadvisory agreement with each subadvisor at arm’s-length. The Board also considered the character and amount of other incidental benefits to be received by the subadvisors. The Board noted the Manager’s representation that TS&W, Clearbridge, Brown and Montag have a policy to use soft dollars within the Section 28(e) safe harbor. The Board also noted the Manager’s representation that neither Guggenheim nor Tortoise intends to use soft dollars.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the subadvisory agreements were fair and reasonable and that approval of the sub-advisory agreements was in the best interests of the Funds.

PGI and Mellon Subadvisory Agreements and Amended Management Agreement with Manager

At the September 14, 2009 meeting, the Board also considered whether to approve the amended subadvisory agreements with PGI related to the International Equity Index Fund and Mellon related to the Bond Market Index Fund and an amended and restated Management Agreement with the Manager related to the International Equity Index Fund and the Bond Market Index Fund. The Management Agreement and the subadvisory agreements are collectively referred to as the “Advisory Agreements.”

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that in September 2009, in connection with the renewal of management agreements for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreement; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreement for the existing funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisors for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the Manager. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to the International Equity Index and Bond Market Index Funds under the Management Agreement are satisfactory.

26

The Board considered the nature, quality and extent of services expected to be provided under each subadvisory agreement. The Board considered the reputation, qualifications and background of each subadvisor, investment approach of each subadvisor, the experience and skills of each subadvisor’s investment personnel who would be responsible for the day-to-day management of the Funds, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors for the Funds and that the Manager recommended each subadvisor for the Funds based upon that program.

As the International Equity Index Fund and the Bond Market Index Fund were newly created series, the Board did not review performance of the Funds since no track records were available. The Board considered the representation by the Manager that PGI has achieved a solid performance record with other passive equity strategies, while maintaining satisfactory risk controls, and considered the ability of PGI to manage this type of index fund. The Board reviewed the historical performance of a Mellon composite portfolio with an investment strategy similar to the proposed portfolio strategy for the Bond Market Index Fund, as compared to a Morningstar peer group and the relevant benchmark index. The Board noted that as of June 30, 2009, Mellon had outperformed the relevant benchmark index over the last one, three, five and ten year periods. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board considered the Funds’ management and subadvisory fees. The Board received information from the Manager, based on data supplied by Lipper Analytical Services, comparing the proposed management fees to advisory fees of mutual funds with similar investment objectives. With respect to the subadvisory fees proposed to be paid to Mellon, the Board considered that the subadvisory fee rates were negotiated at arm’s length between the Manager and the subadvisor. The Board noted that each subadvisor represented that the proposed subadvisory fee for the Funds was not higher than fees charged to its other subadvisory clients with the same mandate. The Board considered whether there are economies of scale with respect to the management and subadvisory services to be provided to the Funds under the Advisory Agreements. Although the proposed management fee schedules do not include breakpoints, the Board concluded that the fee schedules are appropriate at currently anticipated asset levels. The Board noted the breakpoints included in the subadvisors’ fee schedules and concluded that the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

As the Funds are newly created series, the Board did not review information about the profitability of the Advisory Agreements to the Manager or subadvisors. The Board noted that, at least for the first year of operations, the profitability of the Funds was expected to be negative due to start-up costs and fee waivers, based upon forecasted asset levels. The Board also noted that the Manager has proposed to compensate the subadvisors from its own management fees and that the proposed fees are represented to be competitive. The Board also considered the character and amount of other incidental benefits to be received by the Manager and subadvisors. The Board noted the Manager’s representation that the soft dollar practices of PGI were appropriate and that Mellon will not use soft dollars.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of each Fund.

Reduction in Fees for Five Subadvisory Agreements

At its June 8, 2009 meeting, the Board considered whether to amend subadvisory agreements with UBS Global Asset Management (Americas) Inc. related to the LargeCap Value Fund I series, Goldman Sachs Asset Management LP related to the MidCap Value Fund I series, Emerald Advisers, Inc. related to the SmallCap Growth Fund II, Pyramis Global Advisors, LLC related to the International Fund I, and PGI related to the LifeTime Funds.

The Board noted that the amended subadvisory agreements were the same in all material aspects as the current subadvisory agreements other than changes lowering certain fee schedules for the listed Funds. As part of its consideration of the amendments, the Board noted that it approved the continuation of the subadvisory agreements for these subadvisors at its September 2008 meeting. In approving the amendments, the board determined that, given its previous consideration of the subadvisory agreements, it was not necessary to reconsider all of the factors it considered at its September 2008 meeting. The Board found that the change in each of the subadvisory fees would not reduce the quality or quantity of the services the subadvisor provides to the funds and that the subadvisors’ obligations under the subadvisory agreements would remain the same in all material respects.

27

Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

FV315- 06 | 12/2009 | #9176122011 ©2009 Principal Financial Services, Inc.

CLASS A, B, & C SHARES

Principal Strategic Asset Management Portfolios and Principal LifeTime Funds

     Annual Report for Asset Allocation Investments

October 31, 2009

Letter from the President	1
Economic & Financial Market Review	2
SAM Portfolios’ Performance and Investment Overview:
SAM Flexible Income Portfolio	4
SAM Conservative Balanced Portfolio	6
SAM Balanced Portfolio	8
SAM Conservative Growth Portfolio	10
SAM Strategic Growth Portfolio	12
Principal LifeTime Funds’ Performance and Investment Overview:
Principal LifeTime 2010 Fund	14
Principal LifeTime 2020 Fund	16
Principal LifeTime 2030 Fund	18
Principal LifeTime 2040 Fund	20
Principal LifeTime 2050 Fund	22
Principal LifeTime Strategic Income Fund	24
Glossary	26
Financial Statements	28
Notes to Financial Statements	47
Schedules of Investments	54
Financial Highlights	76
Report of Registered Independent Public Accounting Firm	87
Shareholder Expense Example	88
Supplemental Information	90

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Nora Everett President, Principal Funds

Dear Shareholder,

Twelve months ago, we were in the depths of what may have been the first truly synchronized global recession. Economies in nearly every region of the world plummeted from October 2008 through March 2009, and most major asset classes suffered substantial losses. In the U.S., anxious investors saw the stock and bond markets experience their worst declines in 75 years.1 During this volatile period, you likely endured the stress of watching your own portfolio shrink in value.

Thankfully, it appears much has changed for the good since then. The global economy is growing, due in large part to the massive monetary and fiscal stimulus undertaken by governments in the U.S. and abroad. These efforts began to reap positive results in January as global bond markets started to improve. In March, stocks began picking up steam as well. What followed was a welcome and prolonged market rebound that remained in full swing as of October 31, 2009. Meanwhile, during the third quarter of 2009 the U.S. economy appeared to have exited its worst recession in over 50 years, surging 3.5% following four successive quarters of contraction.

So, are we out of the woods? No, not yet. While a number of elements needed for a sustained economic recovery are in place, other essential ones — such as adequate job growth and stronger consumer confidence — are not, and may take time to achieve. But with the U.S. economy improving and the world in the midst of a global recovery, we believe now is a good time to focus on rebuilding your portfolio. And we’re here to help.

Investment solutions to help you build for the future

Our mission is to provide investments that can help you achieve the financial future you have envisioned, through the ups and downs that markets invariably experience over time. We have had success in this regard. Most recently, three of our funds — the Principal Equity Income, High Yield, and Capital Appreciation Funds — received 2009 Lipper Fund Awards for their respective multi-year performance.2

With our wide range of funds, covering all core asset classes and many investment styles, you have clear choices for diversifying your portfolio. You can select a mix of our individual mutual funds; or, you can rely on our asset allocation expertise by investing in one of our turnkey target-risk Strategic Asset Management (SAM) Portfolios or target-date Principal LifeTime Funds, which are already broadly diversified. Our disciplined asset allocation process helps take the emotion out of investing — something you may find particularly appealing if you endured the stress of making investment decisions during the extreme volatility of the past two years.3

We encourage you to consult with your financial professional, who can help you evaluate and diversify your portfolio according to the levels of risk and return potential that are “right” for you. By doing so, you will be better positioned to benefit from market gains as they occur, while also knowing you have taken steps to prepare for market drops that are likely over time.

On behalf of everyone at Principal Funds, I thank you for your continued support.

1 Source for economic data provided in this letter: On the Other Hand: Economic Insights, Third Quarter 2009 and October 2009 editions, by Bob Baur and the Principal Global Investors Economic Committee. Bob Baur is managing director and chief global economist for Principal Global Investors, one of the sub-advisors of the Principal Funds.

2 Past performance is no guarantee of future results. The Principal Equity Income Fund (Class A) was named “Best Equity Income Fund over 10 years”, the Principal High Yield Fund (Class I) was named “Best High Current Yield Fund over 5 years”, and the Principal Capital Appreciation Fund was named “Best Multi-Cap Core Fund over 10 years”. The calculation periods extend over 36, 60, and 120 months. The highest Lipper Leader for Consistent Return (effective return) value within each eligible classification determines the fund classification winner over 3, 5, or 10 years. Equity Income Fund – 3 years: 101/220 funds, 5 years: 9/170 funds, 10 years 1/100 funds. High Yield Fund – 3 years: 149/390 funds, 5 years: 1/337 funds, 10 years: 51/198 funds. Capital Appreciation Fund – 3 years: 32/622 funds, 5 years: 25/442 funds, 10 years: 1/184 funds. Not all investors may be eligible to invest in the Institutional class of shares. Past performance is no guarantee of future results.

3 Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is no guarantee of future results.

1

Economic & Financial Market Review

For roughly the first half of the 12-month period ended October 31, 2009, economies and markets in nearly every region of the world plummeted and most major asset classes suffered substantial losses. In the U.S., uncertainty about the economy and a general lack of confidence in the markets prevailed as stocks and bonds experienced their worst declines in 75 years.1

The situation improved markedly in the second half of the period, due in large part to the massive monetary and fiscal stimulus undertaken by governments in the U.S. and abroad. Global bond markets started to recover in January 2009, and in March stocks began rallying as well. In fact, most market indices finished the 12-month period in positive territory. The overall U.S. equity market posted a return of 10.8%2 for the fiscal year, as investors responded positively to a stream of more-positive-than-negative economic reports and the Federal Reserve’s commitment to keep the federal funds target interest rate very low (0.00% – 0.25%) for “an extended period.” Meanwhile, developed international equity markets, helped by a falling U.S. dollar, climbed 27.7%.3

Within U.S. equities, every sector achieved a positive return except for financials (which returned -6.6%). Information technology led the way, delivering 31.4% for the period.4 Growth stocks outperformed value, which was not surprising given that most information technology stocks fall within the growth category and financial stocks reside primarily in the value category. In terms of performance by market capitalization, mid-cap stocks posted the strongest returns for the period, outperforming both large caps and small caps.5

For the period, the broad U.S. fixed-income market delivered 13.8%.6 High-yield bonds performed particularly well, soaring 48.1% as investors demonstrated a willingness to take on more risk.7 Meanwhile, with regard to investment-grade bonds, corporates, asset-backed securities, and commercial mortgage-backed securities outperformed duration-adjusted U.S. Treasuries by 23.7%, 17.0%, and 14.6%, respectively.8

Data released primarily in the second and third quarters of 2009 revealed a slowly improving U.S. economy. In particular, the economy appeared to have exited the worst recession in 50 years sometime in the third quarter, when it surged 3.5% following four successive quarters of contraction. Also, home prices continued to improve, with homes in the top 10 and top 20 metro areas showing a monthly price increase of at least 1.2% in August (the seventh consecutive month of improvement in these statistics).9

1	Source for economic data: On the Other Hand: Economic Insights, Third Quarter 2009 and October 2009 editions, by Bob Baur and the Principal Global Investors Economic Committee. Bob Baur is managing director and chief global economist for Principal Global Investors, one of the sub-advisors of the Principal Funds.

2	As measured by the Russell 3000® Index.

3	As measured by the MSCI EAFE Index.

4	As measured by the sector components within the Russell 3000® Index.

2

But serious challenges remain. The jobs situation is seen by many economists as a critical headwind to economic recovery. While the number of jobs lost per month declined significantly during the period, the total number of jobs lost since December 2007 continued to grow, to a sobering total of 7.3 million by the end of October 2009. The unemployment rate also continued to rise, reaching 10.2% in October. Economists warned that should the unemployment rate deteriorate further, both consumer spending and consumer confidence could suffer as a result.

Meanwhile, concerns remained that ongoing real estate issues could derail the recovery. A round of commercial real estate losses would inhibit new real estate development and create an overhang of potential loan losses for banks, especially regional and community banks. Also, the possibility remains that home prices could again resume their decline, based on expanding mortgage delinquencies and a large supply of distressed properties that need to be liquidated.

However, with signs that the U.S. economy is improving and the world in the midst of a global recovery, it’s very possible the worst is behind us, and it is our opinion that we truly are in the early stages of an economic recovery.

*Indices are unmanaged, and individuals cannot invest directly in an index. Returns shown for indices assume reinvestment of all dividends and distributions. See glossary on page 26 for definitions of indices.

5	As measured by the Russell style indices.

6	As measured by Barclays Capital Aggregate Bond Index.

7	As measured by Barclays Capital U.S. Corporate High Yield Index.

8	As measured by components of Barclays Capital Aggregate Bond Index.

9	As measured by the S&P/Case-Shiller Home Price Index.

3

SAM Flexible Income Portfolio

Portfolio Managers: Asset Allocation Team Edge Asset Management, Inc.

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the institutional class shares of the underlying funds.

The Portfolio’s fixed-income exposures were the largest positive contributors during the period. In particular, the allocation to investment-grade corporate bonds was favorable, adding to relative performance as this asset class outperformed the Barclays Capital Aggregate Bond Index and its benchmark index. The Portfolio’s allocation to high-yield corporate bonds was also a primary contributor, as they significantly outperformed the Barclays Capital Aggregate Bond Index. Additionally, the Portfolio’s exposure to preferred securities added to relative performance as they outperformed both the Barclays Capital Aggregate Bond Index and their benchmark index.

The Portfolio’s exposure to mortgage- and asset-backed securities proved to be a primary detractor from relative performance, as these holdings continued to underperform the Barclays Capital Aggregate Bond Index over the 12-month period. The Portfolio’s cash holdings also hurt relative returns as cash, on an absolute basis, ended the period ranked as the worst-performing fixed-income asset class held in the Portfolio. Within equities, the Portfolio’s allocation to large-cap value stocks was a primary detractor from relative performance, as they considerably underperformed the S&P 500 as well as their benchmark index.

No material changes occurred in the Portfolio’s structure. The Portfolio is actively managed through a continuous, disciplined process designed to benefit from changing investment and economic conditions. This process begins with the development of strategic, long-term asset allocation targets. The managers then develop a financial and economic outlook, use this outlook to assign a risk level to the Portfolio, adjust the Portfolio’s mix of asset classes according to the assigned risk, and repeat this process on a continual basis.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: 4.96% (1-year); 2.94% (5-year); 4.45% (10-year); 5.62% (since inception) Class B Shares: 3.28% (1-year); 2.60% (5-year); 4.22% (10-year); 5.45% (since inception) Class C Shares: 7.36% (1-year); 2.95% (5-year); 4.05% (10-year); 5.09% (since inception)

See glossary on page 26 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Portfolio’s performance between 1996 and 1999 benefited from agreements to limit the Portfolio’s expenses. Periods of less than one year are not annualized.
2	Net asset value is not adjusted for sales charge.
3	Performance shown for the benchmarks assume reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

5

SAM Conservative Balanced Portfolio*

Portfolio Managers: Asset Allocation Team Edge Asset Management, Inc.

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the institutional class shares of the underlying funds.

The Portfolio’s fixed-income exposures were the largest positive contributors during the period. In particular, the allocation to investment-grade corporate bonds was favorable and benefited relative performance, as this asset class outperformed the Barclays Capital Aggregate Bond Index and its benchmark index. The Portfolio’s allocation to high-yield corporate bonds was also a primary contributor as they significantly outperformed the Barclays Capital Aggregate Bond Index. Additionally, the Portfolio’s exposure to international emerging market securities added to relative performance through strong results versus their domestic counterparts, as measured by the MSCI Emerging Markets Index and the S&P 500.

The Portfolio’s allocation to large-cap value stocks proved to be a primary detractor from relative performance, as they considerably underperformed the S&P 500 as well as the benchmark index. The Portfolio’s small-cap growth holdings consistently underperformed their benchmark index throughout the 12-month period, which hurt relative performance. The Portfolio’s exposure to small-cap value holdings also hindered relative returns, as this asset class underperformed both the S&P 500 and its benchmark index.

No material changes occurred in the Portfolio’s structure. The Portfolio is actively managed through a continuous, disciplined process designed to benefit from changing investment and economic conditions. This process begins with the development of strategic, long-term asset allocation targets. The managers then develop a financial and economic outlook, use this outlook to assign a risk level to the portfolio, adjust the portfolio’s mix of asset classes according to the assigned risk, and repeat this process on a continual basis.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: 0.03% (1-year); 2.62% (5-year); 3.44% (10-year); 4.09% (since inception) Class B Shares: 0.05% (1-year); 2.63% (5-year); 3.39% (10-year); 4.07% (since inception) Class C Shares: 4.08% (1-year); 3.01% (5-year); 3.27% (10-year); 3.75% (since inception)

*	As of 8/1/00, the SAM Conservative Balanced Portfolio’s objectives and strategies changed. This information should be considered when reviewing past performance. Please see the prospectus for additional information.

See glossary on page 26 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Portfolio’s performance between 1996 and 2003 benefited from agreements to limit the Portfolio’s expenses. Periods of less than one year are not annualized.
2	Net asset value is not adjusted for sales charge.
3	Performance shown for the benchmarks assume reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

7

SAM Balanced Portfolio

Portfolio Managers: Asset Allocation Team Edge Asset Management, Inc.

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the institutional class shares of the underlying funds.

The Portfolio’s fixed-income exposures were the largest positive contributors during the period. In particular, the allocation to investment-grade corporate bonds was favorable and added to relative performance, as this asset class outperformed the Barclays Capital Aggregate Bond Index and its benchmark index. The Portfolio’s allocation to high-yield corporate bonds was also a primary contributor, as they significantly outperformed the Barclays Capital Aggregate Bond Index. Additionally, the Portfolio’s exposure to international emerging market securities added to relative performance through strong results versus their domestic counterparts, as measured by the MSCI Emerging Markets Index and the S&P 500.

The Portfolio’s allocation to large-cap value stocks proved to be a primary detractor from relative performance, as this asset class considerably underperformed the S&P 500 as well as its benchmark index. The Portfolio’s small-cap growth holdings consistently underperformed their benchmark index throughout the 12-month period, which hurt relative performance. The Portfolio’s exposure to small-cap value holdings also hindered relative returns, as this asset class underperformed both the S&P 500 and its benchmark index.

No material changes occurred in the Portfolio’s structure. The Portfolio is actively managed through a continuous, disciplined process designed to benefit from changing investment and economic conditions. This process begins with the development of strategic, long-term asset allocation targets. The managers then develop a financial and economic outlook, use this outlook to assign a risk level to the Portfolio, adjust the Portfolio’s mix of asset classes according to the assigned risk, and repeat this process on a continual basis.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: -4.02% (1-year); 2.05% (5-year); 3.67% (10-year); 6.05% (since inception) Class B Shares: -3.82% (1-year); 2.09% (5-year); 3.62% (10-year); 6.02% (since inception) Class C Shares: -0.06% (1-year); 2.44% (5-year); 3.49% (10-year); 5.69% (since inception)

See glossary on page 26 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Portfolio’s performance between 1996 and 1999 benefited from agreements to limit the Portfolio’s expenses. Periods of less than one year are not annualized.
2	Net asset value is not adjusted for sales charge.
3	Performance shown for the benchmarks assume reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

9

SAM Conservative Growth Portfolio

Portfolio Managers: Asset Allocation Team Edge Asset Management, Inc.

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the institutional class shares of the underlying funds.

The Portfolio’s fixed-income exposures were the largest positive contributor during the period. In particular, the allocation to investment-grade corporate bonds was favorable, adding to relative performance as this asset class outperformed the Barclays Capital Aggregate Bond Index and its benchmark index. The Portfolio’s allocation to high-yield corporate bonds was also a primary contributor, as they significantly outperformed the Barclays Capital Aggregate Bond Index. Additionally, the Portfolio’s exposure to international emerging market securities added to relative performance through strong results versus their domestic counterparts, as measured by the MSCI Emerging Markets Index and the S&P 500.

The Portfolio’s allocation to large-cap value stocks proved to be a primary detractor from relative performance, as this asset class considerably underperformed the S&P 500 as well as its benchmark index. With the Portfolio’s small-cap growth holdings consistently underperforming their benchmark index throughout the prior year, this asset class hurt relative performance. The Portfolio’s exposure to small-cap value holdings also hindered relative returns, as this asset class underperformed both the S&P 500 and its benchmark index.

No material changes occurred in the Portfolio’s structure. The Portfolio is actively managed through a continuous, disciplined process designed to benefit from changing investment and economic conditions. This process begins with the development of strategic, long-term asset allocation targets. The managers then develop a financial and economic outlook, use this outlook to assign a risk level to the Portfolio, adjust the Portfolio’s mix of asset classes according to the assigned risk, and repeat this process on a continual basis.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average annual total returns[1] including sales charge as of 9/30/09:

Class A Shares: -9.08% (1-year); 1.06% (5-year); 2.73% (10-year); 5.72% (since inception)

Class B Shares: -8.74% (1-year); 1.10% (5-year); 2.68% (10-year); 5.67% (since inception)

Class C Shares: -5.35% (1-year); 1.44% (5-year); 2.53% (10-year); 5.33% (since inception)

See glossary on page 26 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Portfolio’s performance between 1996 and 1999 benefited from agreements to limit the Portfolios’ expenses. Periods of less than one year are not annualized.
2	Net asset value is not adjusted for sales charge.
3	Performance shown for the benchmarks assume reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

SAM Strategic Growth Portfolio

Portfolio Managers: Asset Allocation Team Edge Asset Management, Inc.

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the institutional class shares of the underlying funds.

The Portfolio’s exposure to international emerging market securities added to relative performance through strong results versus their domestic counterparts, as measured by the MSCI Emerging Markets Index and the S&P 500. In an environment where growth holdings in general outperformed the broad market, the Portfolio’s allocation to large-cap growth stocks provided a large positive contribution to relative performance. The Portfolio’s exposure to mid-cap growth stocks was also favorable and added to relative performance, as this asset class significantly outperformed the S&P 500.

The Portfolio’s allocation to large-cap value stocks proved to be a primary detractor from relative performance, as this asset class considerably underperformed the S&P 500 as well as its benchmark index. With the Portfolio’s small-cap growth holdings consistently underperforming their benchmark index throughout the prior 12-month period, this asset class hurt relative performance. The Portfolio’s exposure to small-cap value stocks also hindered relative returns, as this asset class underperformed both the S&P 500 and its benchmark index.

No material changes occurred in the Portfolio’s structure. The Portfolio is actively managed through a continuous, disciplined process designed to benefit from changing investment and economic conditions. This process begins with the development of strategic, long-term asset allocation targets. The managers then develop a financial and economic outlook, use this outlook to assign a risk level to the Portfolio, adjust the Portfolio’s mix of asset classes according to the assigned risk, and repeat this process on a continual basis.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average annual total returns[1] including sales charge as of 9/30/09:

Class A Shares: -12.05% (1-year); 0.39% (5-year); 1.92% (10-year); 5.85% (since inception)

Class B Shares: -11.75% (1-year); 0.43% (5-year); 1.87% (10-year); 5.82% (since inception)

Class C Shares: -8.44% (1-year); 0.78% (5-year); 1.72% (10-year); 5.43% (since inception)

See glossary on page 26 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Portfolio’s performance between 1996 and 1999 benefited from agreements to limit the Portfolio’s expenses. Periods of less than one year are not annualized.
2	Net asset value is not adjusted for sales charge.
3	Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Principal LifeTime 2010 Fund

Portfolio Managers:

Dirk Laschanzky, CFA David Blake, CFA Tim Dunbar Principal Global Investors, LLC	James Fennessey, CFA Michael Finnegan, CFA Randy Welch Principal Management Corporation

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to specialty asset classes through the Preferred Securities Fund, sub-advised by Spectrum Asset Management, and the High Yield Fund I, co-sub-advised by J.P. Morgan and Neuberger Berman, contributed positively to returns, as both of these funds significantly outperformed the Barclays Capital Aggregate Bond Index. The Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors, also added value relative to the Barclays Capital Aggregate Bond Index as credit markets healed during the second half of the period. The LargeCap Growth Fund I, co-sub-advised by T. Rowe Price and Brown Advisory, was the best-performing domestic equity investment option, significantly outperforming the Russell 1000® Growth Index. The SmallCap Growth Fund I, co-sub-advised by Alliance Bernstein and Columbus Circle Investors, also did well, outperforming the Russell 2000® Growth Index.

The Ultra Short Bond Fund, sub-advised by Principal Global Investors, significantly underperformed due to out-of-index exposure to non-U.S. government sectors. The domestic equity investment options as a whole underperformed the Russell 3000® Index. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, was one fund that detracted from performance. Also, the international investment options as a whole underperformed the MSCI EAFE Index. The International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), and the International Growth Fund, sub-advised by Principal Global Investors, both detracted from performance.

During the period, the Ultra Short Bond Fund, sub-advised by Principal Global Investors, began transitioning to a composition emphasizing securities that are eligible for inclusion in a money market investment option. We anticipate that in December 2009 the transition will be completed, and the Fund is expected to merge into the Money Market Fund, sub-advised by Principal Global Investors. The Principal LifeTime 2010 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the portfolio (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalizations, and other characteristics are carefully monitored and neutralized where possible. The portfolio is professionally managed to become more conservative over time, as its target date approaches. The target date is the approximate date when the investor starts to take money out of the investment. Each Principal LifeTime Fund is weighted to reflect a targeted level of risk. Over time, the weightings are adjusted based on predetermined formulas to reduce the level of potential risk as the Fund’s maturity date approaches.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average annual total returns[1] including sales charge as of 9/30/09: Class A Shares: -5.22% (1-year); 0.13% (5-year); 1.70% (since inception)

See glossary on page 26 for definitions of indices and terms.

1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2 Net asset value is not adjusted for sales charge.

3 Performance shown for the benchmark is calculated from 4/30/01 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index. The Principal LifeTime 2010 Blended Index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy.

Principal LifeTime 2020 Fund

Portfolio Managers:

Dirk Laschanzky, CFA David Blake, CFA Tim Dunbar Principal Global Investors, LLC	James Fennessey, CFA Michael Finnegan, CFA Randy Welch Principal Management Corporation

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to specialty asset classes through the Preferred Securities Fund, sub-advised by Spectrum Asset Management, and the High Yield Fund I, co-sub-advised by J.P. Morgan and Neuberger Berman, contributed positively to returns as both of these funds significantly outperformed the Barclays Capital Aggregate Bond Index. The Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors, also added value relative to the Barclays Capital Aggregate Bond Index as credit markets healed during the second half of the period. The LargeCap Growth Fund I, co-sub-advised by T. Rowe Price and Brown Advisory, was the best-performing domestic equity investment option, significantly outperforming the Russell 1000® Growth Index. The SmallCap Growth Fund I, co-sub-advised by Alliance Bernstein and Columbus Circle Investors, also did well, outperforming the Russell 2000® Growth Index.

The Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index but underperformed the broad U.S. equity market. The domestic equity investment options as a whole underperformed the Russell 3000® Index. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, was one fund that detracted from performance. Also, the international investment options as a whole underperformed the MSCI EAFE Index. The International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), and the International Growth Fund, sub-advised by Principal Global Investors, also detracted from performance.

No material changes occurred in the portfolio’s structure. The Principal LifeTime 2020 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the portfolio (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalizations, and other characteristics are carefully monitored and neutralized where possible. The portfolio is professionally managed to become more conservative over time, as its target date approaches. The target date is the approximate date when the investor starts to take money out of the investment. Each Principal LifeTime Fund is weighted to reflect a targeted level of risk. Over time, the weightings are adjusted based on predetermined formulas to reduce the level of potential risk as the Fund’s maturity date approaches.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%). See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average annual total returns[1] including sales charge as of 9/30/09:

Class A Shares: -6.26% (1-year); 0.73% (5-year); 1.86% (since inception)

Class B Shares: -6.20% (1-year); 0.74% (5-year); 1.75% (since inception)

See glossary on page 26 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.
2	Net asset value is not adjusted for sales charge.
3	Performance shown for the benchmark is calculated from 4/30/01 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index. The Principal LifeTime 2020 Blended Index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy.

Principal LifeTime 2030 Fund

Portfolio Managers:

Dirk Laschanzky, CFA David Blake, CFA Tim Dunbar Principal Global Investors, LLC	James Fennessey, CFA Michael Finnegan, CFA Randy Welch Principal Management Corporation

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to specialty asset classes through the Preferred Securities Fund, sub-advised by Spectrum Asset Management, and the High Yield Fund I, co-sub-advised by J.P. Morgan and Neuberger Berman, contributed positively to returns, as both of these funds significantly outperformed the Barclays Capital Aggregate Bond Index. The Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors, also added value relative to the Barclays Capital Aggregate Bond Index as credit markets healed during the second half of the period. The LargeCap Growth Fund I, co-sub-advised by T. Rowe Price and Brown Advisory, was the best-performing domestic equity investment option, significantly outperforming the Russell 1000® Growth Index. The SmallCap Growth Fund I, co-sub-advised by Alliance Bernstein and Columbus Circle Investors, also did well, outperforming the Russell 2000® Growth Index.

The Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index but underperformed the broad U.S. equity market. The domestic equity investment options as a whole underperformed the Russell 3000® Index. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, was one fund that detracted from performance. Also, the international investment options as a whole underperformed the MSCI EAFE Index. The International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), and the International Growth Fund, sub-advised by Principal Global Investors, both detracted from performance.

No material changes occurred in the portfolio’s structure. The Principal LifeTime 2030 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the portfolio (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalization, and other characteristics are carefully monitored and neutralized where possible. The portfolio is professionally managed to become more conservative over time, as its target date approaches. The target date is the approximate date when the investor starts to take money out of the investment. Each Principal LifeTime Fund is weighted to reflect a targeted level of risk. Over time, the weightings are adjusted based on predetermined formulas to reduce the level of potential risk as the Fund’s maturity date approaches.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%). See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average annual total returns[1] including sales charge as of 9/30/09:

Class A Shares: -7.46% (1-year); 0.69% (5-year); 1.48% (since inception)

Class B Shares: -7.21% (1-year); 0.78% (5-year); 1.42% (since inception)

See glossary on page 26 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.
2	Net asset value is not adjusted for sales charge.
3	Performance shown for the benchmark is calculated from 4/30/01 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index. The Principal LifeTime 2030 Blended Index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy.

Principal LifeTime 2040 Fund

Portfolio Managers:

Dirk Laschanzky, CFA David Blake, CFA Tim Dunbar Principal Global Investors, LLC	James Fennessey, CFA Michael Finnegan, CFA Randy Welch Principal Management Corporation

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to specialty asset classes through the Preferred Securities Fund, sub-advised by Spectrum Asset Management, and the High Yield Fund I, co-sub-advised by J.P. Morgan and Neuberger Berman, contributed positively to returns as both of these funds significantly outperformed the Barclays Capital Aggregate Bond Index. The Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors, also added value relative to the Barclays Capital Aggregate Bond Index as credit markets healed during the second half of the period. The LargeCap Growth Fund I, co-sub-advised by T. Rowe Price and Brown Advisory, was the best-performing domestic equity investment option, significantly outperforming the Russell 1000® Growth Index. The SmallCap Growth Fund I, co-sub-advised by Alliance Bernstein and Columbus Circle Investors, also did well, outperforming the Russell 2000® Growth Index.

The Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index but underperformed the broad U.S. equity market. The domestic equity investment options as a whole underperformed the Russell 3000® Index. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, was one fund that detracted from performance. Also, the international investment options as a whole underperformed the MSCI EAFE Index. The International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), and the International Growth Fund, sub-advised by Principal Global Investors, both detracted from performance.

No material changes occurred in the portfolio’s structure. The Principal LifeTime 2040 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the portfolio (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalization, and other characteristics are carefully monitored and neutralized where possible. The portfolio is professionally managed to become more conservative over time, as its target date approaches. The target date is the approximate date when the investor starts to take money out of the investment. Each Principal LifeTime Fund is weighted to reflect a targeted level of risk. Over time, the weightings are adjusted based on predetermined formulas to reduce the level of potential risk as the Fund’s maturity date approaches.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%). See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average annual total returns[1] including sales charge as of 9/30/09:

Class A Shares: -8.70% (1-year); 0.56% (5-year); 1.35% (since inception)

Class B Shares: -8.51% (1-year); 0.65% (5-year); 1.28% (since inception)

See glossary on page 26 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.
2	Net asset value is not adjusted for sales charge.
3	Performance shown for the benchmark is calculated from 4/30/01 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index. The Principal LifeTime 2040 Blended Index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy.

Principal LifeTime 2050 Fund

Portfolio Managers:

Dirk Laschanzky, CFA David Blake, CFA Tim Dunbar Principal Global Investors, LLC	James Fennessey, CFA Michael Finnegan, CFA Randy Welch Principal Management Corporation

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to specialty asset classes through the Preferred Securities Fund, sub-advised by Spectrum Asset Management, and the High Yield Fund I, co-sub-advised by J.P. Morgan and Neuberger Berman, contributed positively to returns as both of these funds significantly outperformed the Barclays Capital Aggregate Bond Index. The Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors, also added value relative to the Barclays Capital Aggregate Bond Index as credit markets healed during the second half of the period. The LargeCap Growth Fund I, co-sub-advised by T. Rowe Price and Brown Advisory, was the best-performing domestic equity investment option, significantly outperforming the Russell 1000® Growth Index. The SmallCap Growth Fund I, co-sub-advised by Alliance Bernstein and Columbus Circle Investors, also did well, outperforming the Russell 2000® Growth Index.

The Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index but underperformed the broad U.S. equity market. The domestic equity investment options as a whole underperformed the Russell 3000® Index. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, was one fund that detracted from performance.

No material changes occurred in the portfolio’s structure. The Principal LifeTime 2050 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the portfolio (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalization, and other characteristics are carefully monitored and neutralized where possible. The portfolio is professionally managed to become more conservative over time, as its target date approaches. The target date is the approximate date when the investor starts to take money out of the investment. Each Principal LifeTime Fund is weighted to reflect a targeted level of risk. Over time, the weightings are adjusted based on predetermined formulas to reduce the level of potential risk as the Fund’s maturity date approaches.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%). See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average annual total returns[1] including sales charge as of 9/30/09:

Class A Shares: -9.24% (1-year); 0.60% (5-year); 0.72% (since inception)

Class B Shares: -9.21% (1-year); 0.91% (5-year); 1.21% (since inception)

See glossary on page 26 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.
2	Net asset value is not adjusted for sales charge.
3	Performance shown for the benchmark is calculated from 4/30/01 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index. The Principal LifeTime 2050 Blended Index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy.

Principal LifeTime Strategic Income Fund

Portfolio Managers:

Dirk Laschanzky, CFA David Blake, CFA Tim Dunbar Principal Global Investors, LLC	James Fennessey, CFA Michael Finnegan, CFA Randy Welch Principal Management Corporation

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to specialty asset classes through the Preferred Securities Fund, sub-advised by Spectrum Asset Management, and the High Yield Fund I, co-sub-advised by J.P. Morgan and Neuberger Berman, contributed positively to returns during the period, as both of these funds significantly outperformed the Barclays Capital Aggregate Bond Index. The Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors, also added value relative to the Barclays Capital Aggregate Bond Index as credit markets healed during the second half of the period. The LargeCap Growth Fund I, co-sub-advised by T. Rowe Price and Brown Advisory, was the best-performing domestic equity investment option, significantly outperforming the Russell 1000® Growth Index. The SmallCap Growth Fund I, co-sub-advised by Alliance Bernstein and Columbus Circle Investors, also did well, outperforming the Russell 2000® Growth Index.

The Ultra Short Bond Fund, sub-advised by Principal Global Investors, significantly underperformed due to out-of-index exposure to non-U.S. government sectors. The domestic equity investment options as a whole underperformed the Russell 3000® Index. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, was one fund that detracted from performance. Also, the international investment options as a whole underperformed the MSCI EAFE Index. The International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), and the International Growth Fund, sub-advised by Principal Global Investors, both detracted from performance.

During the period, the Ultra Short Bond Fund, sub-advised by Principal Global Investors, began transitioning to a composition emphasizing securities that are eligible for inclusion in a money market investment option. We anticipate that in December 2009 the transition will be completed, and the Fund is expected to merge into the Money Market Fund, sub-advised by Principal Global Investors. The Principal LifeTime Strategic Income Fund is well-diversified by asset classes and underlying funds. The major asset classes of the portfolio (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%). Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average annual total returns[1] including sales charge as of 9/30/09:

Class A Shares: -1.99% (1-year); 0.41% (5-year); 2.02% (since inception)

Class B Shares: -3.64% (1-year); 0.33% (5-year); 2.18% (since inception)

See glossary on page 26 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.
2	Net asset value is not adjusted for sales charge.
3	Performance shown for the benchmark is calculated from 4/30/01 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index. The Principal LifeTime Strategic Income Blended Index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy.

Glossary

Capital Market Benchmark:

A benchmark intended to represent a relevant proxy for market and Portfolio performance. It is allocated as follows: SAM Flexible Income Portfolio: 20% S&P 500 and 80% Barclays Capital Aggregate Bond Index; SAM Conservative Balanced Portfolio: 40% S&P 500 and 60% Barclays Capital Aggregate Bond Index; SAM Balanced Portfolio: 60% S&P 500 and 40% Barclays Capital Aggregate Bond Index; and SAM Conservative Growth Portfolio: 80% S&P 500 and 20% Barclays Capital Aggregate Bond Index.

Barclays Capital Aggregate Bond Index:

(Formerly known as Lehman Brothers Aggregate Bond Index.)

A broad-based index intended to represent the U.S. fixed-income market.

Barclays Capital U.S. Corporate High Yield Index:

Covers the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging markets debt.

Morgan Stanley Capital International (MSCI) EAFE Index:

A broad-based, capitalization-weighted index of equity markets representing 21 countries in Europe, Australasia, and the Far East.

Morgan Stanley Capital International (MSCI) REIT Index:

A capitalization-weighted benchmark actively traded Real Estate Investment Trusts (REITs), designed to measure real estate performance.

Morgan Stanley Capital International (MSCI) Emerging Markets Index:

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the emerging market countries of Europe, the Middle East & Africa.

Principal LifeTime 2010 Blended Index:

Composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime 2010 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2020 Blended Index:

Composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime 2020 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Glossary

Principal LifeTime 2030 Blended Index:

Composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime 2030 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2040 Blended Index:

Composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime 2040 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2050 Blended Index:

Composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime 2050 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime Strategic Income Blended Index:

Composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime Strategic Income Fund.

Russell 1000® Growth Index:

Measures the performance of those Russell 1000® Index securities with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Growth Index:

Measures the performance of those Russell 2000® Index securities with higher price-to-book ratios and higher forecasted growth values.

Russell 3000® Index:

Measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

S&P 500:

A market-capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2010 Fund	2020 Fund	2030 Fund

Investment in affiliated securities--at cost	$ 1,963,999	$ 4,856,895	$ 4,317,875

Assets
Investment in affiliated securities--at value	$ 1,641,664	$ 4,056,167	$ 3,596,577
Receivables:
Dividends	1,271	2,002	1,356
Expense reimbursement from Manager	6	11	13
Expense reimbursement from Underwriter	8	20	18
Fund shares sold	570	611	1,758

Total Assets	1,643,519	4,058,811	3,599,722
Liabilities
Accrued management and investment advisory fees	43	105	94
Accrued administrative service fees	49	110	99
Accrued distribution fees	125	304	269
Accrued service fees	58	132	119
Accrued transfer agent fees	29	82	88
Accrued directors' expenses	8	23	20
Accrued other expenses	22	38	47
Payables:
Fund shares redeemed	1,756	7,370	5,063

Total Liabilities	2,090	8,164	5,799

Net Assets Applicable to Outstanding Shares	$ 1,641,429	$ 4,050,647	$ 3,593,923

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,026,691	$ 4,895,061	$ 4,343,704
Accumulated undistributed (overdistributed) net investment income (loss)	21,745	36,933	20,241
Accumulated undistributed (overdistributed) net realized gain (loss)	(84,672)	(80,619)	(48,724)
Net unrealized appreciation (depreciation) of investments	(322,335)	(800,728)	(721,298)

Total Net Assets	$ 1,641,429	$ 4,050,647	$ 3,593,923

Capital Stock (par value: $.01 a share):
Shares authorized	585,000	785,000	885,000
Net Asset Value Per Share:
Class A: Net Assets	$ 32,081	$ 67,298	$ 49,349
Shares Issued and Outstanding	3,241	6,672	5,035
Net Asset Value per share	$ 9.90	$ 10.09	$ 9.80
Maximum Offering Price	$ 10.48 (a)	$ 10.68(a)	$ 10.37 (a)

Class B: Net Assets	N/A	$ 8,049	$ 7,373
Shares Issued and Outstanding		798	750
Net Asset Value per share		$ 10.08(b)	$ 9.83 (b)

Class J: Net Assets	$ 190,177	$ 465,050	$ 410,442
Shares Issued and Outstanding	19,379	46,556	42,105
Net Asset Value per share	$ 9.81 (b)	$ 9.99(b)	$ 9.75 (b)

Institutional: Net Assets	$ 1,025,862	$ 2,628,327	$ 2,333,820
Shares Issued and Outstanding	103,997	261,733	238,657
Net Asset Value per share	$ 9.86	$ 10.04	$ 9.78

R-1: Net Assets	$ 22,134	$ 50,924	$ 41,365
Shares Issued and Outstanding	2,266	5,112	4,264
Net Asset Value per share	$ 9.77	$ 9.96	$ 9.70

R-2: Net Assets	$ 41,310	$ 94,161	$ 88,072
Shares Issued and Outstanding	4,238	9,485	9,082
Net Asset Value per share	$ 9.75	$ 9.93	$ 9.70

R-3: Net Assets	$ 93,186	$ 212,779	$ 193,474
Shares Issued and Outstanding	9,545	21,372	19,874
Net Asset Value per share	$ 9.76	$ 9.96	$ 9.74

R-4: Net Assets	$ 70,260	$ 167,470	$ 153,804
Shares Issued and Outstanding	7,176	16,788	15,428
Net Asset Value per share	$ 9.79	$ 9.98	$ 9.97

R-5: Net Assets	$ 166,419	$ 356,589	$ 316,224
Shares Issued and Outstanding	16,957	35,659	32,378
Net Asset Value per share	$ 9.81	$ 10.00	$ 9.77

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

28

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

			Principal LifeTime
	Principal LifeTime	Principal LifeTime	Strategic Income
Amounts in thousands, except per share amounts	2040 Fund	2050 Fund	Fund

Investment in affiliated securities--at cost	$ 2,437,388	$ 1,008,061	$ 635,541

Assets
Investment in affiliated securities--at value	$ 2,038,668	$ 843,759	$ 559,567
Receivables:
Dividends	507	137	637
Expense reimbursement from Manager	13	10	7
Expense reimbursement from Underwriter	8	1	2
Fund shares sold	1,672	682	113

Total Assets	2,040,868	844,589	560,326
Liabilities
Accrued management and investment advisory fees	53	22	14
Accrued administrative service fees	54	20	15
Accrued distribution fees	135	39	42
Accrued service fees	64	24	18
Accrued transfer agent fees	63	24	19
Accrued directors' expenses	10	2	1
Accrued other expenses	34	24	22
Payables:
Fund shares redeemed	2,329	376	1,202

Total Liabilities	2,742	531	1,333

Net Assets Applicable to Outstanding Shares	$ 2,038,126	$ 844,058	$ 558,993

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,440,103	$ 1,010,691	$ 654,936
Accumulated undistributed (overdistributed) net investment income (loss)	5,799	1,258	9,770
Accumulated undistributed (overdistributed) net realized gain (loss)	(9,056)	(3,589)	(29,739)
Net unrealized appreciation (depreciation) of investments	(398,720)	(164,302)	(75,974)

Total Net Assets	$ 2,038,126	$ 844,058	$ 558,993

Capital Stock (par value: $.01 a share):
Shares authorized	575,000	500,000	500,000
Net Asset Value Per Share:
Class A: Net Assets	$ 30,106	$ 18,611	$ 21,341
Shares Issued and Outstanding	3,101	1,984	2,144
Net Asset Value per share	$ 9.71	$ 9.38	$ 9.95
Maximum Offering Price	$ 10.28 (a)	$ 9.93(a)	$ 10.34 (b)

Class B: Net Assets	$ 5,463	$ 1,762	$ 730
Shares Issued and Outstanding	567	189	74
Net Asset Value per share	$ 9.64 (c)	$ 9.30(c)	$ 9.86 (c)

Class J: Net Assets	$ 186,499	$ 37,434	$ 55,434
Shares Issued and Outstanding	19,114	4,085	5,631
Net Asset Value per share	$ 9.76 (c)	$ 9.17(c)	$ 9.84 (c)

Institutional: Net Assets	$ 1,387,751	$ 629,384	$ 365,053
Shares Issued and Outstanding	141,308	67,375	36,841
Net Asset Value per share	$ 9.82	$ 9.34	$ 9.91

R-1: Net Assets	$ 25,814	$ 9,869	$ 8,850
Shares Issued and Outstanding	2,653	1,066	898
Net Asset Value per share	$ 9.73	$ 9.26	$ 9.86

R-2: Net Assets	$ 46,331	$ 20,114	$ 19,416
Shares Issued and Outstanding	4,763	2,173	1,976
Net Asset Value per share	$ 9.73	$ 9.26	$ 9.83

R-3: Net Assets	$ 104,315	$ 35,212	$ 26,642
Shares Issued and Outstanding	10,725	3,798	2,715
Net Asset Value per share	$ 9.73	$ 9.27	$ 9.81

R-4: Net Assets	$ 86,178	$ 33,076	$ 23,304
Shares Issued and Outstanding	8,846	3,557	2,370
Net Asset Value per share	$ 9.74	$ 9.30	$ 9.83

R-5: Net Assets	$ 165,669	$ 58,596	$ 38,223
Shares Issued and Outstanding	16,927	6,288	3,864
Net Asset Value per share	$ 9.79	$ 9.32	$ 9.89

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.
29

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	SAM Balanced	SAM Conservative	SAM Conservative
Amounts in thousands, except per share amounts	Portfolio	Balanced Portfolio	Growth Portfolio

Investment in affiliated securities--at cost	$ 3,141,811	$ 675,478	$ 2,419,133

Assets
Investment in affiliated securities--at value	$ 3,016,761	$ 669,766	$ 2,220,566
Receivables:
Dividends	5,442	1,813	1,849
Expense reimbursement from Manager	30	15	12
Expense reimbursement from Underwriter	9	4	4
Fund shares sold	3,580	1,387	1,755

Total Assets	3,025,822	672,985	2,224,186
Liabilities
Accrued management and investment advisory fees	899	198	669
Accrued administrative service fees	4	1	3
Accrued distribution fees	1,431	317	1,104
Accrued service fees	5	2	4
Accrued transfer agent fees	837	153	748
Accrued directors' expenses	20	3	15
Accrued other expenses	174	49	153
Payables:
Fund shares redeemed	6,935	1,005	5,128

Total Liabilities	10,305	1,728	7,824

Net Assets Applicable to Outstanding Shares	$ 3,015,517	$ 671,257	$ 2,216,362

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 3,349,183	$ 694,322	$ 2,573,732
Accumulated undistributed (overdistributed) net investment income (loss)	6,393	1,910	15,884
Accumulated undistributed (overdistributed) net realized gain (loss)	(215,009)	(19,263)	(174,687)
Net unrealized appreciation (depreciation) of investments	(125,050)	(5,712)	(198,567)

Total Net Assets	$ 3,015,517	$ 671,257	$ 2,216,362

Capital Stock (par value: $.01 a share):
Shares authorized	1,255,000	855,000	1,255,000
Net Asset Value Per Share:
Class A: Net Assets	$ 1,550,550	$ 274,740	$ 1,103,246
Shares Issued and Outstanding	140,920	29,005	96,986
Net Asset Value per share	$ 11.00	$ 9.47	$ 11.38
Maximum Offering Price	$ 11.64 (a)	$ 10.02(a)	$ 12.04 (a)

Class B: Net Assets	$ 572,722	$ 93,923	$ 414,345
Shares Issued and Outstanding	52,206	9,935	37,959
Net Asset Value per share	$ 10.97 (b)	$ 9.45(b)	$ 10.92 (b)

Class C: Net Assets	$ 575,405	$ 160,228	$ 509,044
Shares Issued and Outstanding	52,820	17,041	47,140
Net Asset Value per share	$ 10.89 (b)	$ 9.40(b)	$ 10.80 (b)

Class J: Net Assets	$ 217,421	$ 94,045	$ 108,969
Shares Issued and Outstanding	20,214	10,017	9,795
Net Asset Value per share	$ 10.76 (b)	$ 9.39(b)	$ 11.12 (b)

Institutional: Net Assets	$ 65,662	$ 36,114	$ 54,041
Shares Issued and Outstanding	6,033	3,838	4,816
Net Asset Value per share	$ 10.88	$ 9.41	$ 11.22

R-1: Net Assets	$ 3,442	$ 983	$ 2,213
Shares Issued and Outstanding	317	105	200
Net Asset Value per share	$ 10.86	$ 9.39	$ 11.09

R-2: Net Assets	$ 907	$ 1,167	$ 2,476
Shares Issued and Outstanding	83	124	223
Net Asset Value per share	$ 10.86	$ 9.42	$ 11.09

R-3: Net Assets	$ 10,185	$ 5,014	$ 7,308
Shares Issued and Outstanding	937	533	656
Net Asset Value per share	$ 10.87	$ 9.40	$ 11.15

R-4: Net Assets	$ 5,895	$ 3,438	$ 6,393
Shares Issued and Outstanding	542	366	572
Net Asset Value per share	$ 10.88	$ 9.40	$ 11.19

R-5: Net Assets	$ 13,328	$ 1,605	$ 8,327
Shares Issued and Outstanding	1,225	171	745
Net Asset Value per share	$ 10.88	$ 9.41	$ 11.17

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

30

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	SAM Flexible	SAM Strategic
Amounts in thousands, except per share amounts	Income Portfolio	Growth Portfolio

Investment in affiliated securities--at cost	$ 768,337	$ 1,583,708

Assets
Investment in affiliated securities--at value	$ 781,055	$ 1,407,659
Receivables:
Dividends	2,674	484
Expense reimbursement from Manager	6	6
Expense reimbursement from Underwriter	2	4
Fund shares sold	1,504	764

Total Assets	785,241	1,408,917
Liabilities
Accrued management and investment advisory fees	229	425
Accrued administrative service fees	–	2
Accrued distribution fees	374	703
Accrued service fees	1	2
Accrued transfer agent fees	165	584
Accrued directors' expenses	4	8
Accrued other expenses	62	129
Payables:
Fund shares redeemed	1,441	3,296

Total Liabilities	2,276	5,149

Net Assets Applicable to Outstanding Shares	$ 782,965	$ 1,403,768

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 791,176	$ 1,699,445
Accumulated undistributed (overdistributed) net investment income (loss)	2,994	12,889
Accumulated undistributed (overdistributed) net realized gain (loss)	(23,923)	(132,517)
Net unrealized appreciation (depreciation) of investments	12,718	(176,049)

Total Net Assets	$ 782,965	$ 1,403,768

Capital Stock (par value: $.01 a share):
Shares authorized	955,000	1,055,000
Net Asset Value Per Share:
Class A: Net Assets	$ 390,778	$ 705,912
Shares Issued and Outstanding	37,418	58,138
Net Asset Value per share	$ 10.44	$ 12.14
Maximum Offering Price	$ 10.85 (a)	$ 12.85(b)

Class B: Net Assets	$ 143,196	$ 272,702
Shares Issued and Outstanding	13,727	24,016
Net Asset Value per share	$ 10.43 (c)	$ 11.35(c)

Class C: Net Assets	$ 171,350	$ 304,256
Shares Issued and Outstanding	16,533	26,724
Net Asset Value per share	$ 10.36 (c)	$ 11.39(c)

Class J: Net Assets	$ 52,672	$ 82,014
Shares Issued and Outstanding	5,071	6,902
Net Asset Value per share	$ 10.39 (c)	$ 11.88(c)

Institutional: Net Assets	$ 18,965	$ 27,844
Shares Issued and Outstanding	1,820	2,326
Net Asset Value per share	$ 10.42	$ 11.97

R-1: Net Assets	$ 377	$ 2,477
Shares Issued and Outstanding	36	209
Net Asset Value per share	$ 10.39	$ 11.84

R-2: Net Assets	$ 332	$ 508
Shares Issued and Outstanding	32	43
Net Asset Value per share	$ 10.41	$ 11.88

R-3: Net Assets	$ 2,547	$ 4,093
Shares Issued and Outstanding	245	344
Net Asset Value per share	$ 10.41	$ 11.89

R-4: Net Assets	$ 1,065	$ 2,638
Shares Issued and Outstanding	102	221
Net Asset Value per share	$ 10.41	$ 11.92

R-5: Net Assets	$ 1,683	$ 1,324
Shares Issued and Outstanding	162	111
Net Asset Value per share	$ 10.41	$ 11.92

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

31

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2010 Fund(a)	2020 Fund(a)	2030 Fund(a)

Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 46,047	$ 99,461	$ 76,791

Total Income	46,047	99,461	76,791
Expenses:
Management and investment advisory fees	1,241	2,847	2,470
Distribution fees - Class A	67	136	96
Distribution fees - Class B	N/A	72	62
Distribution fees - Class C	22	30	32
Distribution fees - Class J	768	1,796	1,540
Distribution fees - R-1	66	143	113
Distribution fees - R-2	113	248	220
Distribution fees - R-3	199	443	392
Distribution fees - R-4	57	130	120
Administrative service fees - R-1	53	114	90
Administrative service fees - R-2	75	166	147
Administrative service fees - R-3	120	266	235
Administrative service fees - R-4	74	169	156
Administrative service fees - R-5	154	317	274
Registration fees - Class A	19	23	21
Registration fees - Class B	N/A	17	17
Registration fees - Class C	10	9	9
Registration fees - Class J	22	31	33
Registration fees - Institutional	20	20	20
Service fees - R-1	47	102	81
Service fees - R-2	94	207	184
Service fees - R-3	136	302	267
Service fees - R-4	86	195	179
Service fees - R-5	210	432	373
Shareholder reports - Class A	1	3	3
Shareholder reports - Class B	N/A	1	1
Shareholder reports - Class J	4	15	20
Transfer agent fees - Class A	60	114	113
Transfer agent fees - Class B	N/A	20	23
Transfer agent fees - Class C	6	9	10
Transfer agent fees - Class J	100	302	350
Transfer agent fees - Institutional	5	10	3
Directors' expenses	56	134	117
Professional fees	6	9	8
Other expenses	35	85	74

Total Gross Expenses	3,926	8,917	7,853
Less: Reimbursement from Manager - Class A	48	73	91
Less: Reimbursement from Manager - Class B	N/A	29	33
Less: Reimbursement from Manager - Class C	13	14	16
Less: Reimbursement from Underwriter - Class J	86	200	171

Total Net Expenses	3,779	8,601	7,542

Net Investment Income (Loss)	42,268	90,860	69,249

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities	(82,659)	(73,801)	(44,172)
Capital gain distribution received from affiliated securities	774	2,909	1,626
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	253,629	539,486	476,944

Net Realized and Unrealized Gain (Loss) on Investments	171,744	468,594	434,398

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 214,012	$ 559,454	$ 503,647

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

32

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

			Principal LifeTime
	Principal LifeTime	Principal LifeTime	Strategic Income
Amounts in thousands	2040 Fund(a)	2050 Fund(a)	Fund(a)

Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 36,772	$ 13,797	$ 16,746

Total Income	36,772	13,797	16,746
Expenses:
Management and investment advisory fees	1,348	549	430
Distribution fees - Class A	58	36	45
Distribution fees - Class B	47	15	6
Distribution fees - Class C	14	8	17
Distribution fees - Class J	695	138	238
Distribution fees - R-1	68	25	24
Distribution fees - R-2	110	47	54
Distribution fees - R-3	207	68	62
Distribution fees - R-4	63	24	20
Administrative service fees - R-1	54	20	19
Administrative service fees - R-2	74	32	36
Administrative service fees - R-3	124	41	37
Administrative service fees - R-4	83	31	26
Administrative service fees - R-5	136	46	37
Registration fees - Class A	21	18	19
Registration fees - Class B	16	15	15
Registration fees - Class C	10	10	9
Registration fees - Class J	21	17	20
Registration fees - Institutional	20	20	20
Service fees - R-1	48	18	17
Service fees - R-2	92	39	45
Service fees - R-3	141	46	42
Service fees - R-4	95	36	30
Service fees - R-5	186	63	50
Shareholder reports - Class A	3	2	1
Shareholder reports - Class B	1	1	–
Shareholder reports - Class J	13	4	2
Transfer agent fees - Class A	93	69	41
Transfer agent fees - Class B	21	11	8
Transfer agent fees - Class C	8	7	5
Transfer agent fees - Class J	231	68	44
Transfer agent fees - Institutional	1	1	1
Directors' expenses	65	27	20
Professional fees	5	5	5
Other expenses	41	16	12

Total Gross Expenses	4,213	1,573	1,457
Less: Reimbursement from Manager - Class A	89	72	39
Less: Reimbursement from Manager - Class B	32	26	23
Less: Reimbursement from Manager - Class C	16	15	12
Less: Reimbursement from Underwriter - Class J	77	15	26

Total Net Expenses	3,999	1,445	1,357

Net Investment Income (Loss)	32,773	12,352	15,389

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities	(7,933)	(2,686)	(28,850)
Capital gain distribution received from affiliated securities	1,006	350	376
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	261,794	107,789	75,099

Net Realized and Unrealized Gain (Loss) on Investments	254,867	105,453	46,625

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 287,640	$ 117,805	$ 62,014

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

33

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	SAM Balanced	SAM Conservative	SAM Conservative
Amounts in thousands	Portfolio	Balanced Portfolio	Growth Portfolio

Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 105,910	$ 25,899	$ 61,385

Total Income	105,910	25,899	61,385
Expenses:
Management and investment advisory fees	9,988	2,064	7,428
Distribution fees - Class A	3,700	619	2,621
Distribution fees - Class B	6,107	966	4,386
Distribution fees - Class C	5,533	1,522	5,002
Distribution fees - Class J	559	252	305
Distribution fees - R-1	7	2	6
Distribution fees - R-2	1	3	5
Distribution fees - R-3	16	7	9
Distribution fees - R-4	5	2	4
Administrative service fees - R-1	6	2	4
Administrative service fees - R-2	1	2	4
Administrative service fees - R-3	9	4	6
Administrative service fees - R-4	6	3	6
Administrative service fees - R-5	10	1	6
Registration fees - Class A	25	30	20
Registration fees - Class B	14	20	14
Registration fees - Class C	22	24	14
Registration fees - Class J	39	29	31
Registration fees - Institutional	20	20	20
Service fees - R-1	5	1	4
Service fees - R-2	1	3	5
Service fees - R-3	11	4	6
Service fees - R-4	7	4	6
Service fees - R-5	14	2	9
Shareholder reports - Class A	101	13	79
Shareholder reports - Class B	48	7	37
Shareholder reports - Class C	28	7	37
Shareholder reports - Class J	9	4	5
Transfer agent fees - Class A	1,857	271	1,546
Transfer agent fees - Class B	955	141	793
Transfer agent fees - Class C	598	147	732
Transfer agent fees - Class J	350	150	179
Transfer agent fees - Institutional	2	1	1
Directors' expenses	114	25	85
Professional fees	25	10	21
Other expenses	57	7	38

Total Gross Expenses	30,250	6,369	23,474
Less: Reimbursement from Manager - Class J	158	74	84
Less: Reimbursement from Manager - Institutional	9	13	9
Less: Reimbursement from Underwriter - Class J	62	28	34

Total Net Expenses	30,021	6,254	23,347

Net Investment Income (Loss)	75,889	19,645	38,038

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities	(166,009)	(11,312)	(155,527)
Capital gain distribution received from affiliated securities	8,817	1,200	9,826
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	430,870	79,319	320,936

Net Realized and Unrealized Gain (Loss) on Investments	273,678	69,207	175,235

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 349,567	$ 88,852	$ 213,273

See accompanying notes.

34

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	SAM Flexible	SAM Strategic
Amounts in thousands	Income Portfolio	Growth Portfolio

Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 35,613	$ 33,000

Total Income	35,613	33,000
Expenses:
Management and investment advisory fees	2,476	4,599
Distribution fees - Class A	899	1,626
Distribution fees - Class B	1,518	2,802
Distribution fees - Class C	1,525	2,924
Distribution fees - Class J	109	250
Distribution fees - R-1	1	6
Distribution fees - R-2	–	1
Distribution fees - R-3	4	6
Distribution fees - R-4	1	2
Administrative service fees - R-1	1	5
Administrative service fees - R-2	–	1
Administrative service fees - R-3	3	4
Administrative service fees - R-4	1	2
Administrative service fees - R-5	1	1
Registration fees - Class A	51	32
Registration fees - Class B	15	14
Registration fees - Class C	20	15
Registration fees - Class J	21	27
Registration fees - Institutional	20	20
Service fees - R-1	–	4
Service fees - R-2	–	1
Service fees - R-3	3	4
Service fees - R-4	1	3
Service fees - R-5	2	2
Shareholder reports - Class A	25	66
Shareholder reports - Class B	12	27
Shareholder reports - Class C	8	28
Shareholder reports - Class J	2	4
Transfer agent fees - Class A	389	1,279
Transfer agent fees - Class B	212	621
Transfer agent fees - Class C	137	559
Transfer agent fees - Class J	80	141
Transfer agent fees - Institutional	1	1
Directors' expenses	30	53
Professional fees	11	18
Other expenses	17	23

Total Gross Expenses	7,596	15,171
Less: Reimbursement from Manager - Class J	56	66
Less: Reimbursement from Manager - Institutional	18	15
Less: Reimbursement from Underwriter - Class J	12	28

Total Net Expenses	7,510	15,062

Net Investment Income (Loss)	28,103	17,938

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities	(11,977)	(114,602)
Capital gain distribution received from affiliated securities	734	6,878
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	97,758	211,875

Net Realized and Unrealized Gain (Loss) on Investments	86,515	104,151

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 114,618	$ 122,089

See accompanying notes.

35

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Principal LifeTime 2010 Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 42,268		$ 70,161
Net realized gain (loss) on investments									(81,885)	42,435
Change in unrealized appreciation/depreciation of investments									253,629	(755,873)

		Net Increase (Decrease) in Net Assets Resulting from Operations							214,012	(643,277)

Dividends and Distributions to Shareholders
From net investment income									(52,124)	(63,007)
From net realized gain on investments									(45,044)	(30,198)

					Total Dividends and Distributions				(97,168)	(93,205)

Capital Share Transactions
Net increase (decrease) in capital share transactions									142,629	309,601
Redemption fees - Class A									1	–
Redemption fees - Class C									–	1
Redemption fees - Class J									4	7

				Total increase (decrease) in net assets					259,478	(426,873)

Net Assets
Beginning of period								1,381,951		1,808,824

End of period (including undistributed net investment income as set forth below)								$ 1,641,429		$ 1,381,951

Undistributed (overdistributed) net investment income (loss)								$ 21,745		$ 32,591

	Class A Class C(a) Class J Institutional				R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 9,315	$ 822	$ 23,802	$ 176,956	$ 6,923	$ 8,232	$ 20,990	$ 26,100	$ 31,004
Reinvested	1,800	212	11,872	61,397	1,132	2,389	5,292	3,468	9,566
Redeemed	(8,664)	(4,745)	(42,196)	(134,734)	(4,622)	(9,546)	(15,604)	(13,162)	(25,370)

Net Increase (Decrease)	$ 2,451	$ (3,711) $	(6,522) $	103,619	$ 3,433	$ 1,075	$ 10,678	$ 16,406	$ 15,200

Shares:
Sold	1,070	98	2,753	21,530	817	960	2,450	3,043	3,569
Reinvested	214	25	1,424	7,341	136	288	638	417	1,148
Redeemed	(1,012)	(543)	(5,060)	(16,634)	(537)	(1,102)	(1,867)	(1,518)	(3,060)

Net Increase (Decrease)	272	(420)	(883)	12,237	416	146	1,221	1,942	1,657

Year Ended October 31, 2008
Dollars:
Sold	$ 19,908	$ 2,971	$ 73,172	$ 259,325	$ 12,661	$ 13,170	$ 41,284	$ 31,654	$ 92,487
Reinvested	1,597	237	13,667	59,216	649	2,456	4,215	2,867	8,262
Redeemed	(13,200)	(2,574)	(80,497)	(136,316)	(3,231)	(11,459)	(19,440)	(21,373)	(42,107)

Net Increase (Decrease)	$ 8,305	$ 634	$ 6,342	$ 182,225	$ 10,079	$ 4,167	$ 26,059	$ 13,148	$ 58,642

Shares:
Sold	1,638	239	5,977	20,862	1,055	1,065	3,438	2,606	7,572
Reinvested	121	18	1,046	4,525	50	189	324	220	633
Redeemed	(1,128)	(225)	(7,046)	(12,204)	(285)	(995)	(1,666)	(1,792)	(3,681)

Net Increase (Decrease)	631	32	(23)	13,183	820	259	2,096	1,034	4,524

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (945) $	(93) $	(6,026) $	(33,741) $	(558) $	(1,158) $	(2,684) $	(1,813) $	(5,106)
From net realized gain on
investments	(873)	(125)	(5,862)	(27,656)	(574)	(1,231)	(2,608)	(1,655)	(4,460)

Total Dividends and
Distributions	$ (1,818) $	(218) $ (11,888) $		(61,397) $	(1,132) $	(2,389) $	(5,292) $	(3,468) $	(9,566)

Year Ended October 31, 2008
From net investment
income	$ (1,064) $	(150) $	(8,936) $	(40,726) $	(407) $	(1,567) $	(2,747) $	(1,896) $	(5,514)
From net realized gain on
investments	(550)	(93)	(4,747)	(18,490)	(242)	(889)	(1,468)	(971)	(2,748)

Total Dividends and
Distributions	$ (1,614) $	(243) $ (13,683) $		(59,216) $	(649) $	(2,456) $	(4,215) $	(2,867) $	(8,262)

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

36

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									Principal LifeTime 2020 Fund

									Year Ended	Year Ended
									October 31, 2009	October 31, 2008

Operations
Net investment income (loss)									$ 90,860	$ 125,155
Net realized gain (loss) on investments									(70,892)	109,600
Change in unrealized appreciation/depreciation of investments									539,486	(1,787,703)

		Net Increase (Decrease) in Net Assets Resulting from Operations							559,454	(1,552,948)

Dividends and Distributions to Shareholders
From net investment income									(94,501)	(112,290)
From net realized gain on investments									(119,088)	(72,000)

						Total Dividends and Distributions			(213,589)	(184,290)

Capital Share Transactions
Net increase (decrease) in capital share transactions									673,817	1,112,129
Redemption fees - Class A									1	1
Redemption fees - Class B									1	–
Redemption fees - Class J									8	11

				Total increase (decrease) in net assets					1,019,692	(625,097)

Net Assets
Beginning of period									3,030,955	3,656,052

End of period (including undistributed net investment income as set forth below)									$ 4,050,647	$ 3,030,955

Undistributed (overdistributed) net investment income (loss)									$ 36,933	$ 40,575

	Class A Class B		Class C(a) Class J Institutional			R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 18,872	$ 1,650	$ 999	$ 71,503	$ 545,651	$ 12,185	$ 17,051	$ 45,337	$ 52,026	$ 67,828
Reinvested	3,241	405	302	26,481	139,365	2,307	4,923	10,798	7,584	18,091
Redeemed	(10,404)	(1,881)	(6,626)	(78,005)	(191,155)	(3,860)	(14,563)	(22,218)	(17,847)	(26,223)

Net Increase (Decrease)	$ 11,709	$ 174	$ (5,325) $	19,979	$ 493,861	$ 10,632	$ 7,411	$ 33,917	$ 41,763	$ 59,696

Shares:
Sold	2,195	189	122	8,197	64,545	1,430	1,985	5,299	5,965	7,870
Reinvested	385	48	36	3,170	16,618	277	593	1,297	909	2,165
Redeemed	(1,225)	(218)	(758)	(9,291)	(23,764)	(450)	(1,616)	(2,458)	(2,002)	(3,233)

Net Increase (Decrease)	1,355	19	(600)	2,076	57,399	1,257	962	4,138	4,872	6,802

Year Ended October 31, 2008
Dollars:
Sold	$ 36,565	$ 2,838	$ 4,152	$ 172,017	$ 702,962	$ 20,177	$ 23,813	$ 84,687	$ 63,863	$ 151,820
Reinvested	2,545	427	285	27,089	117,974	1,537	4,681	8,348	5,927	15,396
Redeemed	(14,704)	(2,421)	(2,415)	(116,078)	(94,982)	(2,829)	(11,113)	(21,883)	(19,883)	(48,666)

Net Increase (Decrease)	$ 24,406	$ 844	$ 2,022	$ 83,028	$ 725,954	$ 18,885	$ 17,381	$ 71,152	$ 49,907	$ 118,550

Shares:
Sold	2,872	223	323	13,646	54,466	1,618	1,897	6,747	5,012	11,814
Reinvested	182	30	21	1,954	8,496	111	339	604	428	1,111
Redeemed	(1,228)	(204)	(211)	(9,702)	(8,546)	(243)	(929)	(1,798)	(1,593)	(3,962)

Net Increase (Decrease)	1,826	49	133	5,898	54,416	1,486	1,307	5,553	3,847	8,963

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (1,381) $	(136) $	(100) $	(10,757) $	(63,895) $	(875) $	(1,853) $	(4,404) $	(3,204) $	(7,896)
From net realized gain on
investments	(1,913)	(292)	(205)	(15,737)	(75,470)	(1,432)	(3,070)	(6,394)	(4,380)	(10,195)

Total Dividends and
Distributions	$ (3,294) $	(428) $	(305) $	(26,494) $ (139,365) $		(2,307) $	(4,923) $ (10,798) $		(7,584) $ (18,091)

Year Ended October 31, 2008
From net investment
income	$ (1,549) $	(225) $	(151) $	(15,734) $	(73,532) $	(841) $	(2,620) $	(4,837) $	(3,520) $	(9,281)
From net realized gain on
investments	(1,039)	(211)	(144)	(11,371)	(44,443)	(696)	(2,061)	(3,511)	(2,408)	(6,116)

Total Dividends and
Distributions	$ (2,588) $	(436) $	(295) $	(27,105) $ (117,975) $		(1,537) $	(4,681) $	(8,348) $	(5,928) $ (15,397)

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

37

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Principal LifeTime 2030 Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 69,249		$ 98,788
Net realized gain (loss) on investments									(42,546)	99,617
Change in unrealized appreciation/depreciation of investments									476,944	(1,643,609)

		Net Increase (Decrease) in Net Assets Resulting from Operations							503,647	(1,445,204)

Dividends and Distributions to Shareholders
From net investment income									(68,936)	(92,166)
From net realized gain on investments								(105,596)		(66,899)

						Total Dividends and Distributions		(174,532)		(159,065)

Capital Share Transactions
Net increase (decrease) in capital share transactions									664,737	1,080,497
Redemption fees - Class A									4	–
Redemption fees - Class J									3	5

					Total increase (decrease) in net assets				993,859	(523,767)

Net Assets
Beginning of period								2,600,064		3,123,831

End of period (including undistributed net investment income as set forth below)								$ 3,593,923		$ 2,600,064

Undistributed (overdistributed) net investment income (loss)								$ 20,241		$ 19,951

	Class A Class B		Class C(a) Class J Institutional			R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 17,520	$ 1,308	$ 880	$ 69,133	$ 425,100	$ 11,597	$ 16,852	$ 41,222	$ 46,488	$ 74,802
Reinvested	2,078	323	293	20,958	115,541	1,698	4,015	8,899	6,490	14,171
Redeemed	(7,908)	(1,040)	(6,714)	(54,873)	(83,248)	(3,194)	(8,027)	(15,825)	(17,259)	(16,543)

Net Increase (Decrease)	$ 11,690	$ 591	$ (5,541) $	35,218	$ 457,393	$ 10,101	$ 12,840	$ 34,296	$ 35,719	$ 72,430

Shares:
Sold	2,090	156	112	8,109	51,452	1,392	2,034	4,964	5,386	9,049
Reinvested	255	40	36	2,592	14,239	211	499	1,100	784	1,748
Redeemed	(946)	(128)	(777)	(6,709)	(10,046)	(378)	(921)	(1,833)	(1,915)	(2,023)

Net Increase (Decrease)	1,399	68	(629)	3,992	55,645	1,225	1,612	4,231	4,255	8,774

Year Ended October 31, 2008
Dollars:
Sold	$ 21,116	$ 2,916	$ 2,608	$ 159,652	$ 677,900	$ 15,552	$ 19,863	$ 79,904	$ 65,150	$ 126,058
Reinvested	1,910	376	309	22,337	102,812	1,282	4,344	7,619	5,732	12,304
Redeemed	(9,215)	(1,902)	(1,210)	(87,292)	(60,082)	(2,283)	(10,652)	(23,794)	(22,498)	(30,319)

Net Increase (Decrease)	$ 13,811	$ 1,390	$ 1,707	$ 94,697	$ 720,630	$ 14,551	$ 13,555	$ 63,729	$ 48,384	$ 108,043

Shares:
Sold	1,674	224	201	12,663	52,997	1,235	1,561	6,392	5,045	9,834
Reinvested	136	26	22	1,596	7,350	92	312	545	402	878
Redeemed	(779)	(161)	(97)	(7,248)	(5,254)	(191)	(899)	(1,920)	(1,836)	(2,470)

Net Increase (Decrease)	1,031	89	126	7,011	55,093	1,136	974	5,017	3,611	8,242

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (786) $	(81) $	(78) $	(7,366) $	(47,705) $	(555) $	(1,282) $	(3,152) $	(2,355) $	(5,576)
From net realized gain on
investments	(1,331)	(249)	(226)	(13,601)	(67,836)	(1,143)	(2,733)	(5,747)	(4,135)	(8,595)

Total Dividends and
Distributions	$ (2,117) $	(330) $	(304) $ (20,967) $ (115,541) $			(1,698) $	(4,015) $	(8,899) $	(6,490) $ (14,171)

Year Ended October 31, 2008
From net investment
income	$ (1,088) $	(185) $	(156) $ (12,244) $		(61,143) $	(659) $	(2,285) $	(4,176) $	(3,215) $	(7,015)
From net realized gain on
investments	(844)	(196)	(166)	(10,093)	(41,669)	(623)	(2,059)	(3,443)	(2,517)	(5,289)

Total Dividends and
Distributions	$ (1,932) $	(381) $	(322) $ (22,337) $ (102,812) $			(1,282) $	(4,344) $	(7,619) $	(5,732) $ (12,304)

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

38

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Principal LifeTime 2040 Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 32,773		$ 46,699
Net realized gain (loss) on investments									(6,927)	51,699
Change in unrealized appreciation/depreciation of investments									261,794	(884,754)

			Net Increase (Decrease) in Net Assets Resulting from Operations						287,640	(786,356)

Dividends and Distributions to Shareholders
From net investment income									(31,654)	(45,241)
From net realized gain on investments									(53,692)	(32,146)

					Total Dividends and Distributions				(85,346)	(77,387)

Capital Share Transactions
Net increase (decrease) in capital share transactions									469,910	672,087
Redemption fees - Class A									1	1
Redemption fees - Class J									1	3

				Total increase (decrease) in net assets					672,206	(191,652)

Net Assets
Beginning of period								1,365,920		1,557,572

End of period (including undistributed net investment income as set forth below)								$ 2,038,126		$ 1,365,920

Undistributed (overdistributed) net investment income (loss)								$ 5,799		$ 4,682

		Class A Class B Class C(a) Class J Institutional				R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 10,235	$ 703 $	483	$ 32,327	$ 313,558	$ 8,589	$ 10,763	$ 28,332	$ 30,918	$ 47,924
Reinvested	1,179	234	115	8,436	59,500	879	1,764	4,134	2,995	6,100
Redeemed	(4,050)	(719)	(2,934)	(21,579)	(45,988)	(1,707)	(2,896)	(8,833)	(5,954)	(4,598)

Net Increase (Decrease)	$ 7,364	$ 218 $	(2,336) $	19,184	$ 327,070	$ 7,761	$ 9,631	$ 23,633	$ 27,959	$ 49,426

Shares:
Sold	1,233	87	62	3,808	37,888	1,031	1,305	3,448	3,693	5,785
Reinvested	147	29	14	1,044	7,317	109	219	513	371	752
Redeemed	(496)	(87)	(342)	(2,598)	(5,190)	(203)	(332)	(963)	(660)	(555)

Net Increase (Decrease)	884	29	(266)	2,254	40,015	937	1,192	2,998	3,404	5,982

Year Ended October 31, 2008
Dollars:
Sold	$ 13,329	$ 2,498 $	1,784	$ 85,442	$ 430,896	$ 9,705	$ 12,473	$ 42,336	$ 35,127	$ 60,230
Reinvested	1,174	245	137	8,870	53,262	648	1,904	3,477	2,221	5,435
Redeemed	(5,848)	(936)	(1,014)	(35,355)	(21,148)	(818)	(4,794)	(10,392)	(6,268)	(12,533)

Net Increase (Decrease)	$ 8,655	$ 1,807 $	907	$ 58,957	$ 463,010	$ 9,535	$ 9,583	$ 35,421	$ 31,080	$ 53,132

Shares:
Sold	1,051	198	136	6,655	33,322	771	974	3,466	2,773	4,663
Reinvested	82	17	10	619	3,705	45	133	243	155	379
Redeemed	(485)	(77)	(84)	(2,886)	(1,799)	(66)	(392)	(838)	(483)	(987)

Net Increase (Decrease)	648	138	62	4,388	35,228	750	715	2,871	2,445	4,055

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (404) $	(50) $	(25) $	(2,618) $	(23,186) $	(254) $	(502) $	(1,350) $	(1,047) $	(2,218)
From net realized gain on
investments	(782)	(186)	(91)	(5,818)	(36,314)	(625)	(1,262)	(2,784)	(1,948)	(3,882)

Total Dividends and Distributions $	(1,186) $	(236) $	(116) $	(8,436) $	(59,500) $	(879) $	(1,764) $	(4,134) $	(2,995) $	(6,100)

Year Ended October 31, 2008
From net investment
income	$ (666) $	(120) $	(67) $	(4,855) $	(31,889) $	(336) $	(1,000) $	(1,911) $	(1,255) $	(3,142)
From net realized gain on
investments	(515)	(127)	(71)	(4,018)	(21,373)	(312)	(904)	(1,567)	(966)	(2,293)

Total Dividends and Distributions $	(1,181) $	(247) $	(138) $	(8,873) $	(53,262) $	(648) $	(1,904) $	(3,478) $	(2,221) $	(5,435)

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

39

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Principal LifeTime 2050 Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 12,352		$ 19,095
Net realized gain (loss) on investments									(2,336)		22,495
Change in unrealized appreciation/depreciation of investments									107,789		(372,036)

			Net Increase (Decrease) in Net Assets Resulting from Operations						117,805		(330,446)

Dividends and Distributions to Shareholders
From net investment income									(12,033)		(19,198)
From net realized gain on investments									(23,635)		(16,262)

					Total Dividends and Distributions				(35,668)		(35,460)

Capital Share Transactions
Net increase (decrease) in capital share transactions									209,363		265,480

				Total increase (decrease) in net assets					291,500		(100,426)

Net Assets
Beginning of period									552,558		652,984

End of period (including undistributed net investment income as set forth below)								$ 844,058		$ 552,558

Undistributed (overdistributed) net investment income (loss)								$ 1,258		$ 944

		Class A Class B Class C(a) Class J Institutional				R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 7,249	$ 415 $	579	$ 7,963	$ 212,719	$ 3,715	$ 4,988	$ 11,524	$ 12,512	$ 21,494
Reinvested	729	77	67	1,715	27,390	319	787	1,378	1,190	2,008
Redeemed	(2,694)	(371)	(1,876)	(5,464)	(88,296)	(525)	(1,349)	(3,475)	(2,737)	(2,668)

Net Increase (Decrease)	$ 5,284	$ 121 $	(1,230) $	4,214	$ 151,813	$ 3,509	$ 4,426	$ 9,427	$ 10,965	$ 20,834

Shares:
Sold	917	54	79	981	27,621	472	632	1,459	1,559	2,701
Reinvested	94	10	9	227	3,545	42	103	180	155	260
Redeemed	(333)	(48)	(233)	(694)	(11,611)	(65)	(172)	(407)	(333)	(343)

Net Increase (Decrease)	678	16	(145)	514	19,555	449	563	1,232	1,381	2,618

Year Ended October 31, 2008
Dollars:
Sold	$ 6,525	$ 720 $	1,027	$ 17,235	$ 191,812	$ 4,248	$ 6,340	$ 13,767	$ 13,603	$ 20,837
Reinvested	739	93	65	2,083	27,103	240	888	1,272	968	1,991
Redeemed	(2,891)	(361)	(491)	(9,370)	(15,232)	(828)	(2,697)	(4,707)	(3,222)	(6,277)

Net Increase (Decrease)	$ 4,373	$ 452 $	601	$ 9,948	$ 203,683	$ 3,660	$ 4,531	$ 10,332	$ 11,349	$ 16,551

Shares:
Sold	533	58	82	1,390	15,415	347	512	1,158	1,128	1,676
Reinvested	53	7	5	151	1,941	17	64	92	69	143
Redeemed	(252)	(30)	(44)	(780)	(1,346)	(74)	(220)	(390)	(261)	(508)

Net Increase (Decrease)	334	35	43	761	16,010	290	356	860	936	1,311

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (226) $	(13) $	(16) $	(436) $	(9,650) $	(80) $	(194) $	(398) $	(370) $	(650)
From net realized gain on
investments	(508)	(65)	(53)	(1,279)	(17,740)	(239)	(593)	(980)	(820)	(1,358)

Total Dividends and Distributions $	(734) $	(78) $	(69) $	(1,715) $	(27,390) $	(319) $	(787) $	(1,378) $	(1,190) $	(2,008)

Year Ended October 31, 2008
From net investment
income	$ (390) $	(41) $	(31) $	(1,033) $	(14,966) $	(113) $	(428) $	(635) $	(501) $	(1,060)
From net realized gain on
investments	(361)	(52)	(39)	(1,051)	(12,137)	(127)	(460)	(637)	(467)	(931)

Total Dividends and Distributions $	(751) $	(93) $	(70) $	(2,084) $	(27,103) $	(240) $	(888) $	(1,272) $	(968) $	(1,991)

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

40

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

									Principal LifeTime
Amounts in thousands									Strategic Income Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 15,389		$ 28,437
Net realized gain (loss) on investments									(28,474)		5,717
Change in unrealized appreciation/depreciation of investments									75,099		(176,685)

			Net Increase (Decrease) in Net Assets Resulting from Operations						62,014		(142,531)

Dividends and Distributions to Shareholders
From net investment income									(24,425)		(24,669)
From net realized gain on investments									(6,750)		(7,537)

					Total Dividends and Distributions				(31,175)		(32,206)

Capital Share Transactions
Net increase (decrease) in capital share transactions									60,055		79,697
Redemption fees - Class J									1		2

				Total increase (decrease) in net assets					90,895		(95,038)

Net Assets
Beginning of period									468,098		563,136

End of period (including undistributed net investment income as set forth below)								$ 558,993		$ 468,098

Undistributed (overdistributed) net investment income (loss)								$ 9,770		$ 19,968

		Class A Class B Class C(a) Class J Institutional				R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 6,663	$ 174 $	663	$ 6,038 $	96,731	$ 4,778	$ 7,995	$ 11,338	$ 12,450	$ 13,967
Reinvested	1,084	34	161	3,589	19,964	358	1,052	1,502	1,237	2,138
Redeemed	(5,035)	(329)	(3,736)	(16,676)	(60,368)	(2,814)	(8,699)	(12,445)	(8,582)	(13,177)

Net Increase (Decrease)	$ 2,712	$ (121) $	(2,912) $	(7,049) $	56,327	$ 2,322	$ 348	$ 395	$ 5,105	$ 2,928

Shares:
Sold	746	20	77	669	10,796	526	923	1,297	1,397	1,573
Reinvested	124	4	18	415	2,302	41	122	174	144	247
Redeemed	(580)	(37)	(420)	(1,917)	(6,893)	(316)	(982)	(1,398)	(985)	(1,503)

Net Increase (Decrease)	290	(13)	(325)	(833)	6,205	251	63	73	556	317

Year Ended October 31, 2008
Dollars:
Sold	$ 14,524	$ 633 $	2,314	$ 16,729 $	141,616	$ 10,937	$ 15,097	$ 20,541	$ 18,039	$ 34,580
Reinvested	787	35	119	4,917	20,188	237	1,437	1,615	657	2,134
Redeemed	(7,501)	(370)	(1,051)	(31,394)	(109,035)	(7,760)	(16,904)	(18,017)	(8,142)	(27,265)

Net Increase (Decrease)	$ 7,810	$ 298 $	1,382	$ (9,748) $	52,769	$ 3,414	$ (370) $	4,139	$ 10,554	$ 9,449

Shares:
Sold	1,256	58	210	1,463	12,076	931	1,285	1,767	1,581	2,963
Reinvested	65	3	10	409	1,675	20	120	135	54	177
Redeemed	(677)	(33)	(95)	(2,847)	(9,562)	(677)	(1,483)	(1,561)	(736)	(2,371)

Net Increase (Decrease)	644	28	125	(975)	4,189	274	(78)	341	899	769

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (859) $	(26) $	(130) $	(2,772) $	(15,786) $	(270) $	(797) $	(1,153) $	(965) $	(1,667)
From net realized gain on
investments	(251)	(9)	(42)	(835)	(4,178)	(88)	(255)	(349)	(272)	(471)

Total Dividends and Distributions $	(1,110) $	(35) $	(172) $	(3,607) $	(19,964) $	(358) $	(1,052) $	(1,502) $	(1,237) $	(2,138)

Year Ended October 31, 2008
From net investment
income	$ (625) $	(25) $	(91) $	(3,719) $	(15,608) $	(176) $	(1,102) $	(1,190) $	(500) $	(1,633)
From net realized gain on
investments	(197)	(10)	(35)	(1,235)	(4,581)	(61)	(335)	(425)	(157)	(501)

Total Dividends and Distributions $	(822) $	(35) $	(126) $	(4,954) $	(20,189) $	(237) $	(1,437) $	(1,615) $	(657) $	(2,134)

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

41

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SAM Balanced Portfolio

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 75,889		$ 131,460
Net realized gain (loss) on investments								(157,192)		238,762
Change in unrealized appreciation/depreciation of investments									430,870	(1,644,920)

		Net Increase (Decrease) in Net Assets Resulting from Operations							349,567	(1,274,698)

Dividends and Distributions to Shareholders
From net investment income									(74,488)	(144,893)
From net realized gain on investments								(254,589)		(235,184)

					Total Dividends and Distributions			(329,077)		(380,077)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(168,677)		(126,831)
Redemption fees - Class A									31	39
Redemption fees - Class B									5	8
Redemption fees - Class C									3	4
Redemption fees - Class J									10	5

				Total increase (decrease) in net assets				(148,138)		(1,781,550)

Net Assets
Beginning of period								3,163,655		4,945,205

End of period (including undistributed net investment income as set forth below)								$ 3,015,517		$ 3,163,655

Undistributed (overdistributed) net investment income (loss)								$ 6,393		$ 5,129

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 246,167 $	38,062 $	81,795	$ 157,408	$ 42,356	$ 2,380	$ 702	$ 6,514	$ 5,846	$ 13,590
Reinvested	165,189	67,856	58,772	8,977	2,990	136	22	555	277	537
Redeemed	(550,777)	(272,914)	(204,967)	(23,805)	(6,036)	(396)	(61)	(1,135)	(3,012)	(5,705)

Net Increase (Decrease)	$ (139,421) $ (166,996) $ (64,400) $ 142,580			$ 39,310	$ 2,120	$ 663		$ 5,934	$ 3,111	$ 8,422

Shares:
Sold	24,946	3,964	8,443	16,244	4,347	242	73	663	619	1,379
Reinvested	17,317	7,159	6,237	953	313	15	2	59	29	57
Redeemed	(56,803)	(28,171)	(21,359)	(2,469)	(625)	(39)	(6)	(123)	(280)	(555)

Net Increase (Decrease)	(14,540)	(17,048)	(6,679)	14,728	4,035	218	69	599	368	881

Year Ended October 31, 2008
Dollars:
Sold	$ 428,074 $	76,306 $ 135,728	$ 76,965	$ 30,199	$ 1,414	$ 234		$ 3,789	$ 1,415	$ 4,464
Reinvested	191,464	90,907	66,000	845	1,044	12	5	120	129	18
Redeemed	(650,780)	(370,680)	(201,187)	(8,093)	(4,073)	(58)	(54)	(361)	(450)	(227)

Net Increase (Decrease)	$ (31,242) $ (203,467) $		541	$ 69,717	$ 27,170	$ 1,368	$ 185	$ 3,548	$ 1,094	$ 4,255

Shares:
Sold	31,261	5,590	9,965	5,936	2,163	101	17	283	106	361
Reinvested	13,062	6,167	4,511	63	74	1	1	8	9	1
Redeemed	(49,190)	(27,869)	(15,207)	(676)	(325)	(4)	(5)	(27)	(34)	(19)

Net Increase (Decrease)	(4,867)	(16,112)	(731)	5,323	1,912	98	13	264	81	343

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (43,726) $	(13,478) $	(12,425) $	(3,171) $	(1,128) $	(43) $	(9) $	(166) $	(118) $	(224)
From net realized gain on
investments	(135,259)	(59,823)	(50,864)	(5,809)	(1,867)	(93)	(13)	(389)	(159)	(313)

Total Dividends and
Distributions	$ (178,985) $	(73,301) $	(63,289) $	(8,980) $	(2,995) $	(136) $	(22) $	(555) $	(277) $	(537)

Year Ended October 31, 2008
From net investment
income	$ (84,233) $	(33,886) $	(25,413) $	(621) $	(598) $	(10) $	(3) $	(63) $	(57) $	(9)
From net realized gain on
investments	(123,252)	(64,696)	(46,422)	(225)	(447)	(2)	(2)	(57)	(72)	(9)

Total Dividends and
Distributions	$ (207,485) $	(98,582) $	(71,835) $	(846) $	(1,045) $	(12) $	(5) $	(120) $	(129) $	(18)

See accompanying notes.

42

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SAM Conservative Balanced Portfolio

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 19,645		$ 22,323
Net realized gain (loss) on investments									(10,112)		19,729
Change in unrealized appreciation/depreciation of investments									79,319		(184,901)

		Net Increase (Decrease) in Net Assets Resulting from Operations							88,852		(142,849)

Dividends and Distributions to Shareholders
From net investment income									(19,003)		(24,102)
From net realized gain on investments									(23,460)		(22,823)

					Total Dividends and Distributions				(42,463)		(46,925)

Capital Share Transactions
Net increase (decrease) in capital share transactions									71,935		81,842
Redemption fees - Class A									9		26
Redemption fees - Class B									4		6
Redemption fees - Class C									2		7
Redemption fees - Class J									1		1

				Total increase (decrease) in net assets					118,340		(107,892)

Net Assets
Beginning of period									552,917		660,809

End of period (including undistributed net investment income as set forth below)								$ 671,257		$ 552,917

Undistributed (overdistributed) net investment income (loss)								$ 1,910		$ 1,303

	Class A	Class B Class C		Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 88,292	$ 18,762 $	51,048	$ 67,244	$ 16,446	$ 709	$ 3,116	$ 3,892	$ 2,165	$ 1,788
Reinvested	17,317	6,426	10,042	3,089	1,663	30	49	130	137	89
Redeemed	(96,075)	(44,973)	(61,324)	(11,113)	(1,728)	(113)	(2,709)	(512)	(649)	(1,303)

Net Increase (Decrease)	$ 9,534	$ (19,785) $	(234) $	59,220	$ 16,381	$ 626	$ 456	$ 3,510	$ 1,653	$ 574

Shares:
Sold	10,359	2,247	6,097	7,900	1,927	82	366	457	263	204
Reinvested	2,067	773	1,211	366	198	3	6	15	17	10
Redeemed	(11,410)	(5,317)	(7,346)	(1,308)	(203)	(12)	(310)	(60)	(75)	(143)

Net Increase (Decrease)	1,016	(2,297)	(38)	6,958	1,922	73	62	412	205	71

Year Ended October 31, 2008
Dollars:
Sold	$ 100,556	$ 25,406 $	57,820	$ 35,733	$ 22,937	$ 550	$ 742	$ 795	$ 1,960	$ 1,041
Reinvested	20,996	9,142	10,868	454	427	9	15	56	126	6
Redeemed	(104,187)	(45,507)	(48,406)	(5,193)	(3,371)	(198)	(110)	(208)	(549)	(68)

Net Increase (Decrease)	$ 17,365	$ (10,959) $	20,282	$ 30,994	$ 19,993	$ 361	$ 647	$ 643	$ 1,537	$ 979

Shares:
Sold	9,605	2,444	5,536	3,463	2,147	50	70	79	171	106
Reinvested	1,909	827	991	44	41	1	1	5	12	–
Redeemed	(10,133)	(4,408)	(4,740)	(524)	(334)	(20)	(11)	(21)	(51)	(7)

Net Increase (Decrease)	1,381	(1,137)	1,787	2,983	1,854	31	60	63	132	99

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (8,828) $	(2,710) $	(4,451) $	(1,838) $	(931) $	(16) $	(25) $	(83) $	(77) $	(44)
From net realized gain on
investments	(10,222)	(4,406)	(6,657)	(1,253)	(732)	(14)	(24)	(47)	(60)	(45)

Total Dividends and
Distributions	$ (19,050) $	(7,116) $	(11,108) $	(3,091) $	(1,663) $	(30) $	(49) $	(130) $	(137) $	(89)

Year Ended October 31, 2008
From net investment
income	$ (12,379) $	(4,807) $	(5,982) $	(412) $	(400) $	(7) $	(13) $	(32) $	(66) $	(4)
From net realized gain on
investments	(10,919)	(5,458)	(6,287)	(42)	(27)	(2)	(2)	(24)	(60)	(2)

Total Dividends and
Distributions	$ (23,298) $	(10,265) $	(12,269) $	(454) $	(427) $	(9) $	(15) $	(56) $	(126) $	(6)

See accompanying notes.

43

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SAM Conservative Growth Portfolio

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 38,038		$ 87,618
Net realized gain (loss) on investments								(145,701)		228,157
Change in unrealized appreciation/depreciation of investments								320,936		(1,631,559)

		Net Increase (Decrease) in Net Assets Resulting from Operations						213,273		(1,315,784)

Dividends and Distributions to Shareholders
From net investment income									(37,756)	(93,305)
From net realized gain on investments								(234,949)		(235,742)

					Total Dividends and Distributions			(272,705)		(329,047)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(129,261)		(51,093)
Redemption fees - Class A									4	11
Redemption fees - Class B									4	1
Redemption fees - Class C									6	3
Redemption fees - Class J									1	1

				Total increase (decrease) in net assets				(188,678)		(1,695,908)

Net Assets
Beginning of period								2,405,040		4,100,948

End of period (including undistributed net investment income as set forth below)								$ 2,216,362		$ 2,405,040

Undistributed (overdistributed) net investment income (loss)								$ 15,884		$ 15,627

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 154,327	$ 24,300 $	58,280 $	70,985	$ 33,814	$ 1,394	$ 1,633	$ 5,579	$ 3,533	$ 7,799
Reinvested	131,913	56,472	60,836	5,444	2,359	144	143	189	298	472
Redeemed	(357,820)	(187,607)	(181,474)	(12,158)	(3,341)	(522)	(435)	(618)	(555)	(4,645)

Net Increase (Decrease)	$ (71,580) $ (106,835) $ (62,358) $			64,271	$ 32,832	$ 1,016	$ 1,341	$ 5,150	$ 3,276	$ 3,626

Shares:
Sold	15,468	2,553	6,170	7,174	3,447	141	171	570	391	802
Reinvested	13,495	6,042	6,566	568	245	15	15	20	31	49
Redeemed	(36,035)	(19,708)	(19,161)	(1,233)	(341)	(51)	(46)	(64)	(56)	(431)

Net Increase (Decrease)	(7,072)	(11,113)	(6,425)	6,509	3,351	105	140	526	366	420

Year Ended October 31, 2008
Dollars:
Sold	$ 279,110	$ 53,081 $ 103,114 $		53,721	$ 28,079	$ 1,513	$ 1,494	$ 1,459	$ 735	$ 4,555
Reinvested	156,241	79,647	72,567	562	315	7	44	61	260	2
Redeemed	(420,537)	(269,204)	(182,239)	(8,079)	(6,722)	(77)	(233)	(131)	(280)	(158)

Net Increase (Decrease)	$ 14,814	$ (136,476) $	(6,558) $	46,204	$ 21,672	$ 1,443	$ 1,305	$ 1,389	$ 715	$ 4,399

Shares:
Sold	18,060	3,529	6,957	3,638	1,824	98	94	98	48	337
Reinvested	9,067	4,788	4,398	33	19	1	3	3	15	–
Redeemed	(28,243)	(18,566)	(12,697)	(579)	(455)	(5)	(16)	(9)	(19)	(13)

Net Increase (Decrease)	(1,116)	(10,249)	(1,342)	3,092	1,388	94	81	92	44	324

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (23,972) $	(5,279) $	(6,672) $	(1,085) $	(495) $	(25) $	(44) $	(35) $	(55) $	(94)
From net realized gain on
investments	(114,621)	(54,199)	(58,909)	(4,362)	(1,865)	(119)	(99)	(154)	(243)	(378)

Total Dividends and
Distributions	$ (138,593) $	(59,478) $	(65,581) $	(5,447) $	(2,360) $	(144) $	(143) $	(189) $	(298) $	(472)

Year Ended October 31, 2008
From net investment
income	$ (51,780) $	(21,025) $	(20,046) $	(203) $	(134) $	(3) $	(13) $	(19) $	(81) $	(1)
From net realized gain on
investments	(113,250)	(62,904)	(58,790)	(359)	(181)	(4)	(32)	(42)	(179)	(1)

Total Dividends and
Distributions	$ (165,030) $	(83,929) $	(78,836) $	(562) $	(315) $	(7) $	(45) $	(61) $	(260) $	(2)

See accompanying notes.

44

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SAM Flexible Income Portfolio

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 28,103		$ 30,107
Net realized gain (loss) on investments									(11,243)		14,167
Change in unrealized appreciation/depreciation of investments									97,758		(171,395)

		Net Increase (Decrease) in Net Assets Resulting from Operations							114,618		(127,121)

Dividends and Distributions to Shareholders
From net investment income									(27,667)		(30,696)
From net realized gain on investments									(16,978)		(18,079)

					Total Dividends and Distributions				(44,645)		(48,775)

Capital Share Transactions
Net increase (decrease) in capital share transactions									32,082		59,838
Redemption fees - Class A									19		27
Redemption fees - Class B									4		8
Redemption fees - Class C									8		15
Redemption fees - Class J									1		2

				Total increase (decrease) in net assets					102,087		(116,006)

Net Assets
Beginning of period									680,878		796,884

End of period (including undistributed net investment income as set forth below)								$ 782,965		$ 680,878

Undistributed (overdistributed) net investment income (loss)								$ 2,994		$ 2,106

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 140,173	$ 27,251 $	59,662	$ 44,591	$ 15,519	$ 838	$ 239	$ 2,121	$ 616	$ 1,309
Reinvested	21,029	8,281	8,202	1,262	557	11	8	71	46	53
Redeemed	(156,322)	(80,753)	(51,482)	(6,140)	(3,316)	(607)	(47)	(443)	(255)	(392)

Net Increase (Decrease)	$ 4,880	$ (45,221) $	16,382	$ 39,713	$ 12,760	$ 242	$ 200	$ 1,749	$ 407	$ 970

Shares:
Sold	14,958	2,923	6,411	4,586	1,577	85	24	223	66	136
Reinvested	2,249	892	885	132	58	1	1	8	5	6
Redeemed	(16,610)	(8,619)	(5,502)	(654)	(335)	(61)	(5)	(46)	(25)	(39)

Net Increase (Decrease)	597	(4,804)	1,794	4,064	1,300	25	20	185	46	103

Year Ended October 31, 2008
Dollars:
Sold	$ 194,859	$ 58,052 $	72,086	$ 12,844	$ 19,909	$ 116	$ 34	$ 502	$ 566	$ 682
Reinvested	22,899	12,070	7,621	145	256	2	6	21	26	10
Redeemed	(171,339)	(103,880)	(50,315)	(2,749)	(13,994)	(7)	(2)	(158)	(356)	(68)

Net Increase (Decrease)	$ 46,419	$ (33,758) $	29,392	$ 10,240	$ 6,171	$ 111	$ 38	$ 365	$ 236	$ 624

Shares:
Sold	17,811	5,353	6,614	1,221	1,780	11	3	47	54	63
Reinvested	2,041	1,069	682	14	24	–	1	2	2	1
Redeemed	(16,052)	(9,572)	(4,679)	(270)	(1,292)	(1)	–	(14)	(32)	(6)

Net Increase (Decrease)	3,800	(3,150)	2,617	965	512	10	4	35	24	58

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (15,363) $	(5,265) $	(5,483) $	(980) $	(434) $	(8) $	(5) $	(57) $	(33) $	(39)
From net realized gain on
investments	(8,774)	(4,178)	(3,571)	(284)	(124)	(3)	(3)	(14)	(13)	(14)

Total Dividends and
Distributions	$ (24,137) $	(9,443) $	(9,054) $	(1,264) $	(558) $	(11) $	(8) $	(71) $	(46) $	(53)

Year Ended October 31, 2008
From net investment
income	$ (17,049) $	(7,991) $	(5,225) $	(130) $	(257) $	(2) $	(4) $	(14) $	(16) $	(8)
From net realized gain on
investments	(8,932)	(5,760)	(3,348)	(15)	(3)	–	(2)	(7)	(10)	(2)

Total Dividends and
Distributions	$ (25,981) $	(13,751) $	(8,573) $	(145) $	(260) $	(2) $	(6) $	(21) $	(26) $	(10)

See accompanying notes.

45

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SAM Strategic Growth Portfolio

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 17,938		$ 48,093
Net realized gain (loss) on investments								(107,724)		138,618
Change in unrealized appreciation/depreciation of investments									211,875	(1,121,431)

		Net Increase (Decrease) in Net Assets Resulting from Operations							122,089	(934,720)

Dividends and Distributions to Shareholders
From net investment income									(5,245)	(52,103)
From net realized gain on investments								(138,630)		(143,018)

					Total Dividends and Distributions			(143,875)		(195,121)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(45,906)	13,574
Redemption fees - Class A									12	11
Redemption fees - Class B									3	2
Redemption fees - Class C									7	3
Redemption fees - Class J									–	2

				Total increase (decrease) in net assets					(67,670)	(1,116,249)

Net Assets
Beginning of period								1,471,438		2,587,687

End of period (including undistributed net investment income as set forth below)								$ 1,403,768		$ 1,471,438

Undistributed (overdistributed) net investment income (loss)								$ 12,889		$ 196

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 104,729	$ 17,893 $	35,960 $	43,014	$ 16,925	$ 1,302	$ 205	$ 2,862	$ 1,758	$ 1,332
Reinvested	68,546	31,385	30,321	4,471	1,019	113	29	157	127	112
Redeemed	(188,779)	(106,851)	(97,862)	(10,337)	(1,874)	(139)	(35)	(300)	(684)	(1,305)

Net Increase (Decrease)	$ (15,504) $	(57,573) $ (31,581) $		37,148	$ 16,070	$ 1,276	$ 199	$ 2,719	$ 1,201	$ 139

Shares:
Sold	9,952	1,829	3,701	4,120	1,661	128	19	273	174	125
Reinvested	6,689	3,276	3,158	443	101	11	3	15	12	11
Redeemed	(18,026)	(10,821)	(9,920)	(1,003)	(179)	(12)	(3)	(28)	(59)	(114)

Net Increase (Decrease)	(1,385)	(5,716)	(3,061)	3,560	1,583	127	19	260	127	22

Year Ended October 31, 2008
Dollars:
Sold	$ 191,379	$ 29,195 $	61,875 $	58,149	$ 14,918	$ 1,532	$ 379	$ 1,017	$ 696	$ 1,442
Reinvested	89,543	50,383	42,038	599	264	17	6	62	103	3
Redeemed	(237,070)	(174,437)	(107,435)	(6,501)	(3,795)	(151)	(17)	(245)	(251)	(124)

Net Increase (Decrease)	$ 43,852	$ (94,859) $	(3,522) $	52,247	$ 11,387	$ 1,398	$ 368	$ 834	$ 548	$ 1,321

Shares:
Sold	11,362	1,832	3,856	3,554	889	88	23	61	41	97
Reinvested	4,658	2,767	2,304	32	14	1	–	3	6	–
Redeemed	(14,440)	(11,137)	(6,915)	(427)	(230)	(9)	(1)	(17)	(15)	(9)

Net Increase (Decrease)	1,580	(6,538)	(755)	3,159	673	80	22	47	32	88

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (4,709) $	– $	– $	(373) $	(118) $	(7) $	(2) $	(13) $	(11) $	(12)
From net realized gain on
investments	(67,243)	(33,236)	(32,657)	(4,100)	(901)	(106)	(27)	(144)	(116)	(100)

Total Dividends and
Distributions	$ (71,952) $	(33,236) $	(32,657) $	(4,473) $	(1,019) $	(113) $	(29) $	(157) $	(127) $	(112)

Year Ended October 31, 2008
From net investment
income	$ (28,508) $	(12,490) $	(10,736) $	(218) $	(91) $	(7) $	(2) $	(19) $	(31) $	(1)
From net realized gain on
investments	(66,459)	(41,008)	(34,865)	(381)	(173)	(10)	(5)	(43)	(72)	(2)

Total Dividends and
Distributions	$ (94,967) $	(53,498) $	(45,601) $	(599) $	(264) $	(17) $	(7) $	(62) $	(103) $	(3)

See accompanying notes.

46

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2009

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At October 31, 2009, the Fund consists of 65 separate funds. The financial statements for Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, and R-5. Information presented in these financial statements pertains to the Class A, Class B, and Class C shares. Certain detailed financial information for the Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

Effective June 5, 2009, Class C shares of the Principal LifeTime Funds discontinued operations and converted to Class A shares.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to one of the Funds are charged to that Fund. Other expenses not directly attributed to one of the Funds are apportioned among the registered investment companies managed by Principal Management Corporation.

In addition to the expenses that each of the Funds bear directly, each of the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Fund will vary. Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Funds reflect the expenses of each of the Funds and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2009

2. Significant Accounting Policies (Continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended October 31, 2009, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2006-2009. No examinations are in progress or anticipated at this time.

Redemption and Exchange Fees. Each of the Funds will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class A, Class B, or Class C shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.

Subsequent Events. Management has evaluated events or transactions that may have occurred since October 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through December 18, 2009, the date the financial statements were issued.

3. Operating Policies

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Line of Credit. The Funds participate with other registered investment companies managed by Principal Management Corporation (the “Manager”) in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.25%. The Funds did not borrow against the line of credit during the year ended October 31, 2009.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2009

4. Fair Valuation (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

As of October 31, 2009, 100% of each of the Funds’ investments were valued based on Level 1 inputs.

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.). A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Funds. Effective July 1, 2009, the annual rate paid by Principal LifeTime Funds was reduced to 0.03% of each of the Principal LifeTime Funds’ average net assets. Prior to July 1, 2009 the annual rate paid by Principal LifeTime Funds was .1225% of each of the Principal LifeTime Funds’ average daily net assets up to $3 billion and .1125% of each of the Principal LifeTime Funds’ average daily net assets over $3 billion. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .55% of aggregate net assets up to $500 million, .50% of the next $500 million of aggregate net assets, ..45% of the next $1 billion of aggregate net assets, .40% of the next $1 billion of aggregate net assets, .35% of the next $1 billion of aggregate net assets, .30% of the next $1 billion of aggregate net assets and .25% of aggregate net assets over $5 billion.

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .17%, .15%, and .15% and the annual rates for the administrative service fee are .28%, .20%, .15%, .13%, and .11% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by Principal Management Corporation) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for Class A, Class B, Class C, and Class J shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to Class A, Class B, Class C, and Class J shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from November 1, 2008 through June 30, 2009
	Class A	Class B	Class C	Expiration Date

Principal LifeTime 2010 Fund	.50%	N/A	1.25%	February 28, 2010
Principal LifeTime 2020 Fund	.50	1.25%	1.25	February 28, 2010
Principal LifeTime 2030 Fund	.50	1.25	1.25	February 28, 2010
Principal LifeTime 2040 Fund	.50	1.25	1.25	February 28, 2010
Principal LifeTime 2050 Fund	.50	1.25	1.25	February 28, 2010
Principal LifeTime Strategic Income Fund	.50	1.25	1.25	February 28, 2010

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2009

5. Management Agreement and Transactions with Affiliates (Continued)

Effective July 1, 2009, the Principal LifeTime Funds’ investment advisory and management fees were reduced. Concurrently, the contractual expense limits were reduced to the following limits:

	Period from July 1, 2009 through October 31, 2009
	Class A	Class B	Expiration Date

Principal LifeTime 2010 Fund	.41%	N/A	February 28, 2010
Principal LifeTime 2020 Fund	.41	1.16%	February 28, 2010
Principal LifeTime 2030 Fund	.41	1.16	February 28, 2010
Principal LifeTime 2040 Fund	.41	1.16	February 28, 2010
Principal LifeTime 2050 Fund	.41	1.16	February 28, 2010
Principal LifeTime Strategic Income Fund	.41	1.16	February 28, 2010

	Class J
	Period from
	November 1, 2008
	through
	October 31, 2009	Expiration Date

SAM Balanced Portfolio	.95%	February 28, 2010
SAM Conservative Balanced Portfolio	.95	February 28, 2010
SAM Conservative Growth Portfolio	.95	February 28, 2010
SAM Flexible Income Portfolio	.95	February 28, 2010
SAM Strategic Growth Portfolio	.95	February 28, 2010

Effective March 1, 2009, the Manager has voluntarily agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) attributable to Institutional class shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at anytime. The operating expense limits are as follows:

	Expense Limit		Expense Limit

SAM Balanced Portfolio	.40%	SAM Flexible Income Portfolio	.40%
SAM Conservative Balanced Portfolio	.40	SAM Strategic Growth Portfolio	.40
SAM Conservative Growth Portfolio	.40

Distribution Fees. The Class A, Class B, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal underwriter, a portion may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class B, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares, respectively.

Effective January 1, 2009, Principal Funds Distributor, Inc. has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J. The limit will maintain the level of distribution fees not to exceed .40% for Class J shares. The expense limit may be terminated at any time. Prior to January 1, 2009 the expense limit of .40% was contractual.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2009

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. Principal Funds Distributor, Inc., as principal underwriter, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Principal LifeTime Strategic Income Fund and SAM Flexible Income Portfolio and 5.50% for all other Funds. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the year ended October 31, 2009, were as follows (in thousands):

	Class A	Class B	Class C	Class J

Principal LifeTime 2010 Fund	$ 59	N/A	$—	$ 45
Principal LifeTime 2020 Fund	167	$ 24	2	143
Principal LifeTime 2030 Fund	213	14	1	140
Principal LifeTime 2040 Fund	183	15	—	66
Principal LifeTime 2050 Fund	116	4	—	14
Principal LifeTime Strategic Income Fund	11	4	2	11
SAM Balanced Portfolio	1,241	1,190	57	131
SAM Conservative Balanced Portfolio	441	176	21	55
SAM Conservative Growth Portfolio	896	924	64	61
SAM Flexible Income Portfolio	379	237	33	24
SAM Strategic Growth Portfolio	641	623	30	55

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

At October 31, 2009, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Institutional		Institutional

Principal LifeTime 2010 Fund	92,050	SAM Balanced Portfolio	5,554
Principal LifeTime 2020 Fund	229,128	SAM Conservative Balanced Portfolio	2,727
Principal LifeTime 2030 Fund	218,001	SAM Conservative Growth Portfolio	4,707
Principal LifeTime 2040 Fund	129,403	SAM Flexible Income Portfolio	1,360
Principal LifeTime 2050 Fund	63,593	SAM Strategic Growth Portfolio	2,280
Principal LifeTime Strategic Income Fund	34,281

6. Capital Share Transactions

For the year ended October 31, 2009, the following table reflects the conversion of Class B shares into Class A shares. The amounts are also shown in the statement of changes in net assets as shares sold and dollars sold for Class A and shares redeemed and dollars redeemed for Class B (amounts in thousands).

	Shares	Dollars

Principal LifeTime 2020 Fund	35	$ 301
Principal LifeTime 2030 Fund	25	207
Principal LifeTime 2040 Fund	7	56
Principal LifeTime 2050 Fund	8	63
Principal LifeTime Strategic Income Fund	2	18
SAM Balanced Portfolio	6,842	67,499
SAM Conservative Balanced Portfolio	989	8,529
SAM Conservative Growth Portfolio	5,357	51,376
SAM Flexible Income Portfolio	1,889	18,086
SAM Strategic Growth Portfolio	3,369	33,615

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2009

6. Capital Share Transactions (Continued)

On June 5, 2009, Class C shares of the Principal LifeTime Funds discontinued operations and converted to Class A shares. The following table reflects the shares and dollars converted to Class A shares. The amounts shown are also included in the statement of changes in net assets as shares sold and dollars sold for Class A and shares redeemed and dollars redeembed for Class C (amounts in thousands).

	Shares	Dollars

Principal LifeTime 2010 Fund	437	$ 3,884
Principal LifeTime 2020 Fund	523	4,717
Principal LifeTime 2030 Fund	639	5,604
Principal LifeTime 2040 Fund	295	2,568
Principal LifeTime 2050 Fund	166	1,396
Principal LifeTime Strategic Income Fund	312	2,821

7. Investment Transactions

For the year ended October 31, 2009, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales		Purchases	Sales

Principal LifeTime 2010 Fund	$ 495,502	$ 403,872	SAM Balanced Portfolio	$ 144,905	$ 555,306
Principal LifeTime 2020 Fund	1,087,563	521,671	SAM Conservative Balanced Portfolio	102,967	54,090
Principal LifeTime 2030 Fund	844,854	275,053	SAM Conservative Growth Portfolio	88,961	441,230
Principal LifeTime 2040 Fund	515,592	92,855	SAM Flexible Income Portfolio	95,298	80,224
Principal LifeTime 2050 Fund	287,395	99,239	SAM Strategic Growth Portfolio	48,991	212,850
Principal LifeTime Strategic Income Fund	221,480	174,948

8. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the years ended October 31, 2009 and October 31, 2008 were as follows (amounts in thousands):

			Long-Term
	Ordinary Income		Capital Gain*

	2009	2008	2009	2008

Principal LifeTime 2010 Fund	$ 52,118	$ 65,599	$ 45,050	$ 27,606
Principal LifeTime 2020 Fund	94,501	122,073	119,088	62,217
Principal LifeTime 2030 Fund	68,958	99,896	105,574	59,169
Principal LifeTime 2040 Fund	31,656	49,671	53,690	27,716
Principal LifeTime 2050 Fund	12,039	21,640	23,629	13,820
Principal LifeTime Strategic Income Fund	24,425	25,557	6,750	6,649
SAM Balanced Portfolio	74,488	152,287	254,589	227,790
SAM Conservative Balanced Portfolio	19,001	25,804	23,462	21,121
SAM Conservative Growth Portfolio	37,750	98,623	234,955	230,424
SAM Flexible Income Portfolio	27,663	31,280	16,982	17,495
SAM Strategic Growth Portfolio	5,245	52,103	138,630	143,018

*The funds designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2009

8. Federal Tax Information (Continued)

Distributable Earnings. As of October 31, 2009, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains

Principal LifeTime 2010 Fund	$ 21,746	$ –
Principal LifeTime 2020 Fund	36,933	–
Principal LifeTime 2030 Fund	20,241	–
Principal LifeTime 2040 Fund	5,799	–
Principal LifeTime 2050 Fund	1,257	–
Principal LifeTime Strategic Income Fund	9,770	–
SAM Balanced Portfolio	6,393	–
SAM Conservative Balanced Portfolio	1,910	–
SAM Conservative Growth Portfolio	15,884	–
SAM Flexible Income Portfolio	2,994	–
SAM Strategic Growth Portfolio	12,889	–

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gain of the Funds. At October 31, 2009, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

Net Capital Loss Carryforward Expiring In:

	2010		2011		2012		2013		2014	2015	2016		2017	Total

Principal LifeTime 2010 Fund	$ – $			–	$ –		$ –		$ –	$ –	$ – $		76,560	$ 76,560
Principal LifeTime 2020 Fund		–		–		–		–	–	–		–	65,331		65,331
Principal LifeTime 2030 Fund		–		–		–		–	–	–		–	39,664		39,664
Principal LifeTime 2040 Fund		–		–		–		–	–	–		–	5,882		5,882
Principal LifeTime 2050 Fund		–		–		–		–	–	–		–	1,628		1,628
Principal LifeTime Strategic Income Fund		–		–		–		–	–	–		–	27,861		27,861
SAM Balanced Portfolio		–		–		–		–	–	–		–	129,420		129,420
SAM Conservative Balanced Portfolio		–		–		–		–	–	–		–	3,832		3,832
SAM Conservative Growth Portfolio		–		–		–		–	–	–		–	123,544		123,544
SAM Flexible Income Portfolio		–		–		–		–	–	–		–	5,106		5,106
SAM Strategic Growth Portfolio		–		–		–		–	–	–		–	85,133		85,133

     Schedule of Investments Principal LifeTime 2010 Fund

October 31, 2009

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Fixed Income Funds	47.10%

			Domestic Equity Funds	38.83%
INVESTMENT COMPANIES (100.01%)			International Equity Funds	14.08%
Principal Funds, Inc. Institutional Class (100.01%)			Liabilities in Excess of Other Assets, Net	(0.01%)

Bond & Mortgage Securities Fund (a)	27,634,216 $	267,499	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	17,097,440	188,756
Disciplined LargeCap Blend Fund (a)	12,973,709	135,056
Global Diversified Income Fund (a)	2,903,790	36,936
High Yield Fund I (a)	5,244,939	55,963
Inflation Protection Fund (a)	8,089,712	61,239
International Emerging Markets Fund (a)	1,828,014	37,767
International Fund I (a)	6,218,199	64,110
International Growth Fund (a)	8,316,752	64,621
International Value Fund I (a)	6,031,943	64,542
LargeCap Blend Fund I (a)	10,641,872	72,045
LargeCap Growth Fund (a)	9,156,078	58,141
LargeCap Growth Fund I (a)	9,638,360	67,661
LargeCap Value Fund (a)	4,808,865	37,750
LargeCap Value Fund I (a)	4,227,957	38,559
LargeCap Value Fund III (a)	4,473,299	38,783
MidCap Growth Fund III (a)(b)	3,028,299	22,531
MidCap Value Fund I (a)	2,366,441	22,931
Money Market Fund (a)	4,161,570	4,162
Preferred Securities Fund (a)	12,258,698	108,367
Real Estate Securities Fund (a)	8,842,836	102,754
SmallCap Growth Fund I (a)(b)	1,863,690	13,102
SmallCap S&P 600 Index Fund (a)	1,261,937	14,487
SmallCap Value Fund (a)	942,825	10,974
SmallCap Value Fund I (a)	246,346	2,665
Ultra Short Bond Fund (a)	7,119,381	50,263

		1,641,664

TOTAL INVESTMENT COMPANIES	$ 1,641,664

Total Investments	$ 1,641,664
Liabilities in Excess of Other Assets, Net - (0.01)%		(235)

TOTAL NET ASSETS - 100.00%	$ 1,641,429

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of
	the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 66,182
Unrealized Depreciation		(396,629)

Net Unrealized Appreciation (Depreciation)		(330,447)
Cost for federal income tax purposes		1,972,111
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2010 Fund

October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	50,234,063	$ 533,899	2,117,381 $	18,040	24,717,228	$ 212,785	27,634,216	$ 297,533
Core Plus Bond Fund I	613,773	6,132	17,709,969	186,995	1,226,302	12,561	17,097,440	180,554
Disciplined LargeCap Blend Fund	11,984,691	178,644	2,483,615	22,060	1,494,597	12,741	12,973,709	187,443
Global Diversified Income Fund	-	-	2,993,242	30,135	89,452	1,032	2,903,790	29,105
High Yield Fund I	5,264,718	54,628	1,924,247	14,958	1,944,026	15,097	5,244,939	51,450
Inflation Protection Fund	7,998,693	75,616	956,876	5,795	865,857	6,085	8,089,712	75,237
International Emerging Markets Fund	1,713,188	47,050	371,994	5,220	257,168	3,512	1,828,014	48,644
International Fund I	2,621,497	43,553	4,354,501	36,198	757,799	5,908	6,218,199	73,716
International Growth Fund	12,426,357	152,503	576,876	4,040	4,686,481	31,712	8,316,752	111,016
International Value Fund I	4,090,171	36,992	2,677,188	23,684	735,416	5,809	6,031,943	54,697
LargeCap Blend Fund I	9,754,682	95,603	2,129,493	12,148	1,242,303	6,788	10,641,872	100,652
LargeCap Growth Fund	8,636,745	64,500	1,563,772	8,440	1,044,439	5,470	9,156,078	67,402
LargeCap Growth Fund I	9,299,796	78,712	1,379,370	7,370	1,040,806	5,369	9,638,360	80,508
LargeCap Value Fund	4,170,945	48,699	1,742,613	11,723	1,104,693	7,738	4,808,865	51,495
LargeCap Value Fund I	3,573,597	49,756	1,407,400	10,436	753,040	5,613	4,227,957	53,315
LargeCap Value Fund III	3,402,381	44,312	1,626,900	11,756	555,982	3,914	4,473,299	51,987
MidCap Growth Fund III	461,239	4,743	2,933,129	15,223	366,069	2,050	3,028,299	17,903
MidCap Value Fund I	390,820	4,854	2,251,422	16,406	275,801	2,049	2,366,441	19,182
Money Market Fund	1,892,286	1,892	6,748,500	6,749	4,479,216	4,479	4,161,570	4,162
Preferred Securities Fund	13,171,121	138,336	1,081,456	7,470	1,993,879	12,318	12,258,698	129,109
Real Estate Securities Fund	6,693,925	124,646	3,810,600	33,226	1,661,689	15,139	8,842,836	142,077
SmallCap Growth Fund I	311,929	2,764	1,737,612	21,098	185,851	1,015	1,863,690	22,819
SmallCap Growth Fund III	2,434,092	29,439	-	-	2,434,092	23,911	-	-
SmallCap S&P 600 Index Fund	2,319,512	35,697	223,321	2,168	1,280,896	11,756	1,261,937	22,115
SmallCap Value Fund	1,592,868	29,564	30,247	343	680,290	6,585	942,825	18,071
SmallCap Value Fund I	190,488	2,783	122,517	1,130	66,659	585	246,346	3,307
Ultra Short Bond Fund	7,144,188	70,698	202,534	1,459	227,341	1,606	7,119,381	70,500

		$ 1,956,015	$ 514,270			$ 423,627		$ 1,963,999

				Realized Gain/Loss			Realized Gain/Loss from

	Dividends		on Investments	Other Investment Companies
	(000's)		(000's)	(000's)

Bond & Mortgage Securities Fund	$ 17,000		$ (41,621)	$ -
Core Plus Bond Fund I		2,760	(12)	25
Disciplined LargeCap Blend Fund		2,378	(520)	-
Global Diversified Income Fund		1,879	2	-
High Yield Fund I		3,132	(3,039)	-
Inflation Protection Fund		86	(89)	-
International Emerging Markets Fund		368	(114)	-
International Fund I		743	(127)	-
International Growth Fund		2,007	(13,815)	-
International Value Fund I		79	(170)	-
LargeCap Blend Fund I		1,265	(311)	-
LargeCap Growth Fund		94	(68)	-
LargeCap Growth Fund I		8	(205)	-
LargeCap Value Fund		773	(1,189)	-
LargeCap Value Fund I		647	(1,264)	-
LargeCap Value Fund III		761	(167)	-
MidCap Growth Fund III		-	(13)	-
MidCap Value Fund I		228	(29)	-
Money Market Fund		13	-	-
Preferred Securities Fund		7,475	(4,379)	-
Real Estate Securities Fund		2,564	(656)	-
SmallCap Growth Fund I		-	(28)	-
SmallCap Growth Fund III		-	(5,528)	-
SmallCap S&P 600 Index Fund		369	(3,994)	749
SmallCap Value Fund		101	(5,251)	-
SmallCap Value Fund I		29	(21)	-
Ultra Short Bond Fund		1,288	(51)	-

	$ 46,047		$ (82,659)	$ 774

See accompanying notes

55

     Schedule of Investments Principal LifeTime 2020 Fund

October 31, 2009

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	48.01%

			Fixed Income Funds	33.11%
INVESTMENT COMPANIES (100.14%)			International Equity Funds	19.02%
Principal Funds, Inc. Institutional Class (100.14%)			Liabilities in Excess of Other Assets, Net	(0.14%)

Bond & Mortgage Securities Fund (a)	53,885,169 $	521,608	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	33,106,275	365,493
Disciplined LargeCap Blend Fund (a)	39,892,865	415,285
High Yield Fund I (a)	20,887,746	222,872
International Emerging Markets Fund (a)	6,028,157	124,542
International Fund I (a)	20,877,566	215,248
International Growth Fund (a)	27,581,935	214,312
International Value Fund I (a)	20,217,987	216,332
LargeCap Blend Fund I (a)	32,338,150	218,929
LargeCap Growth Fund (a)	29,697,315	188,578
LargeCap Growth Fund I (a)	32,271,873	226,549
LargeCap Value Fund (a)	16,243,283	127,510
LargeCap Value Fund I (a)	14,095,111	128,547
LargeCap Value Fund III (a)	14,907,493	129,248
MidCap Growth Fund III (a)(b)	9,505,407	70,720
MidCap Value Fund I (a)	6,912,847	66,986
Preferred Securities Fund (a)	26,158,784	231,244
Real Estate Securities Fund (a)	17,388,784	202,058
SmallCap Growth Fund I (a)(b)	7,797,219	54,814
SmallCap S&P 600 Index Fund (a)	5,068,940	58,191
SmallCap Value Fund (a)	4,008,799	46,662
SmallCap Value Fund I (a)	964,790	10,439

		4,056,167

TOTAL INVESTMENT COMPANIES	$ 4,056,167

Total Investments	$ 4,056,167
Liabilities in Excess of Other Assets, Net - (0.14)%		(5,520)

TOTAL NET ASSETS - 100.00%	$ 4,050,647

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of
	the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 163,226
Unrealized Depreciation		(979,242)

Net Unrealized Appreciation (Depreciation)		(816,016)
Cost for federal income tax purposes		4,872,183
All dollar amounts are shown in thousands (000's)

See accompanying notes		56

Schedule of Investments Principal LifeTime 2020 Fund

October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	83,370,396 $	880,310	3,724,859 $	31,788	33,210,086	$ 288,020	53,885,169	$ 576,986
Core Plus Bond Fund I	2,012,707	20,092	32,956,334	349,354	1,862,766	19,371	33,106,275	350,072
Disciplined LargeCap Blend Fund	33,932,265	498,476	8,445,596	77,086	2,484,996	21,338	39,892,865	553,354
High Yield Fund I	17,077,353	176,164	5,022,869	39,821	1,212,476	9,764	20,887,746	206,241
International Emerging Markets Fund	5,151,195	139,172	1,335,533	19,897	458,571	6,202	6,028,157	152,784
International Fund I	8,718,196	142,739	13,479,955	111,388	1,320,585	10,349	20,877,566	243,407
International Growth Fund	33,562,863	409,966	2,602,464	18,224	8,583,392	58,205	27,581,935	353,128
International Value Fund I	12,357,203	111,821	9,157,808	79,086	1,297,024	10,302	20,217,987	180,211
LargeCap Blend Fund I	26,580,563	255,715	7,835,628	45,729	2,078,041	11,428	32,338,150	289,540
LargeCap Growth Fund	24,025,377	182,605	7,563,378	41,343	1,891,440	9,958	29,697,315	213,775
LargeCap Growth Fund I	28,408,467	239,187	5,771,645	31,860	1,908,239	9,913	32,271,873	261,066
LargeCap Value Fund	11,908,776	137,773	5,351,145	37,787	1,016,638	6,639	16,243,283	168,588
LargeCap Value Fund I	10,560,523	144,475	4,456,561	34,008	921,973	6,593	14,095,111	171,571
LargeCap Value Fund III	10,295,416	134,720	5,558,229	41,342	946,152	6,639	14,907,493	169,097
MidCap Growth Fund III	6,268,564	63,211	3,863,089	21,674	626,246	3,515	9,505,407	81,349
MidCap Value Fund I	4,458,827	60,690	2,924,552	22,343	470,532	3,514	6,912,847	79,416
Preferred Securities Fund	25,758,812	265,440	2,235,982	15,476	1,836,010	11,372	26,158,784	267,877
Real Estate Securities Fund	13,143,000	241,559	5,577,659	50,775	1,331,875	11,373	17,388,784	280,719
SmallCap Growth Fund I	1,261,877	11,300	6,919,327	80,306	383,985	2,102	7,797,219	89,261
SmallCap Growth Fund III	6,536,716	75,587	37,019	239	6,573,735	75,805	-	-
SmallCap S&P 600 Index Fund	5,297,374	88,330	811,828	8,380	1,040,262	9,538	5,068,940	84,529
SmallCap Value Fund	4,250,007	74,141	186,439	2,094	427,647	4,170	4,008,799	70,678
SmallCap Value Fund I	772,322	11,331	322,132	3,150	129,664	1,148	964,790	13,246

	$ 4,364,804		$ 1,163,150			$ 597,258		$ 4,856,895

				Realized Gain/Loss			Realized Gain/Loss from

	Dividends		on Investments	Other Investment Companies
	(000's)		(000's)	(000's)

Bond & Mortgage Securities Fund	$ 30,164		$ (47,092)	$ -
Core Plus Bond Fund I		5,369	(3)	86
Disciplined LargeCap Blend Fund		6,906	(870)	-
High Yield Fund I		13,356	20	-
International Emerging Markets Fund		1,151	(83)	-
International Fund I		2,621	(371)	-
International Growth Fund		5,456	(16,857)	-
International Value Fund I		252	(394)	-
LargeCap Blend Fund I		3,542	(476)	-
LargeCap Growth Fund		269	(215)	-
LargeCap Growth Fund I		26	(68)	-
LargeCap Value Fund		2,611	(333)	-
LargeCap Value Fund I		2,112	(319)	-
LargeCap Value Fund III		2,413	(326)	-
MidCap Growth Fund III		-	(21)	-
MidCap Value Fund I		669	(103)	-
Preferred Securities Fund		15,599	(1,667)	-
Real Estate Securities Fund		5,027	(242)	-
SmallCap Growth Fund I		-	(243)	-
SmallCap Growth Fund III		-	(21)	-
SmallCap S&P 600 Index Fund		1,392	(2,643)	2,823
SmallCap Value Fund		411	(1,387)	-
SmallCap Value Fund I		115	(87)	-

	$ 99,461		$ (73,801)	$ 2,909

See accompanying notes

57

     Schedule of Investments Principal LifeTime 2030 Fund

October 31, 2009

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	54.88%

			Fixed Income Funds	23.70%
INVESTMENT COMPANIES (100.07%)			International Equity Funds	21.49%
Principal Funds, Inc. Institutional Class (100.07%)			Liabilities in Excess of Other Assets, Net	(0.07%)

Bond & Mortgage Securities Fund (a)	27,391,152 $	265,146	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	16,519,583	182,376
Disciplined LargeCap Blend Fund (a)	40,152,466	417,987
High Yield Fund I (a)	21,502,607	229,433
International Emerging Markets Fund (a)	6,758,272	139,626
International Fund I (a)	20,435,478	210,690
International Growth Fund (a)	26,967,020	209,534
International Value Fund I (a)	19,859,293	212,494
LargeCap Blend Fund I (a)	31,743,807	214,906
LargeCap Growth Fund (a)	31,454,862	199,738
LargeCap Growth Fund I (a)	34,704,220	243,624
LargeCap Value Fund (a)	17,177,872	134,846
LargeCap Value Fund I (a)	14,861,690	135,539
LargeCap Value Fund III (a)	15,662,319	135,792
MidCap Growth Fund III (a)(b)	9,610,461	71,502
MidCap Value Fund I (a)	7,497,878	72,655
Preferred Securities Fund (a)	19,801,397	175,044
Real Estate Securities Fund (a)	15,104,962	175,520
SmallCap Growth Fund I (a)(b)	9,993,702	70,256
SmallCap S&P 600 Index Fund (a)	3,029,827	34,782
SmallCap Value Fund (a)	2,969,105	34,560
SmallCap Value Fund I (a)	2,821,387	30,527

		3,596,577

TOTAL INVESTMENT COMPANIES	$ 3,596,577

Total Investments	$ 3,596,577
Liabilities in Excess of Other Assets, Net - (0.07)%		(2,654)

TOTAL NET ASSETS - 100.00%	$ 3,593,923

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of
	the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 163,226
Unrealized Depreciation		(893,584)

Net Unrealized Appreciation (Depreciation)		(730,358)
Cost for federal income tax purposes		4,326,935
All dollar amounts are shown in thousands (000's)

See accompanying notes		58

Schedule of Investments Principal LifeTime 2030 Fund

October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	41,368,360 $	435,871	1,858,091 $	15,861	15,835,299	$ 137,543	27,391,152	$ 293,194
Core Plus Bond Fund I	1,292,255	12,905	15,608,802	165,530	381,474	4,042	16,519,583	174,393
Disciplined LargeCap Blend Fund	32,957,147	481,530	8,124,446	74,365	929,127	8,508	40,152,466	547,280
High Yield Fund I	16,995,689	175,066	4,926,374	39,061	419,456	3,527	21,502,607	210,596
International Emerging Markets Fund	5,276,189	142,697	1,655,023	24,393	172,940	2,611	6,758,272	164,468
International Fund I	9,146,256	148,233	11,794,510	99,837	505,288	4,344	20,435,478	243,685
International Growth Fund	34,083,294	412,726	2,338,098	16,656	9,454,372	65,343	26,967,020	344,443
International Value Fund I	12,693,853	114,850	7,660,331	67,225	494,891	4,344	19,859,293	177,683
LargeCap Blend Fund I	25,624,835	244,876	6,891,027	40,632	772,055	4,556	31,743,807	280,885
LargeCap Growth Fund	25,908,112	197,522	6,338,876	35,374	792,126	4,415	31,454,862	228,450
LargeCap Growth Fund I	29,248,069	244,827	6,243,481	34,827	787,330	4,374	34,704,220	275,275
LargeCap Value Fund	13,044,281	149,947	4,554,622	32,442	421,031	2,963	17,177,872	179,383
LargeCap Value Fund I	11,141,619	151,697	4,090,283	32,249	370,212	2,892	14,861,690	181,012
LargeCap Value Fund III	10,549,351	135,814	5,499,253	41,500	386,285	2,932	15,662,319	174,343
MidCap Growth Fund III	6,672,676	66,951	3,179,689	18,067	241,904	1,465	9,610,461	83,546
MidCap Value Fund I	5,111,801	69,356	2,567,014	19,823	180,937	1,467	7,497,878	87,694
Preferred Securities Fund	18,635,074	190,757	1,661,601	11,515	495,278	3,418	19,801,397	198,789
Real Estate Securities Fund	9,703,517	175,289	5,756,550	53,583	355,105	3,417	15,104,962	225,415
SmallCap Growth Fund I	4,280,458	41,646	5,843,231	63,170	129,987	809	9,993,702	104,006
SmallCap Growth Fund III	4,945,660	55,931	150,706	851	5,096,366	56,778	-	-
SmallCap S&P 600 Index Fund	3,027,613	47,718	609,476	6,165	607,262	5,635	3,029,827	47,109
SmallCap Value Fund	3,232,531	54,381	306,449	3,358	569,875	5,565	2,969,105	50,317
SmallCap Value Fund I	2,379,677	41,656	499,865	4,830	58,155	565	2,821,387	45,909

	$ 3,792,246		$ 901,314			$ 331,513		$ 4,317,875

				Realized Gain/Loss			Realized Gain/Loss from

	Dividends		on Investments	Other Investment Companies
	(000's)		(000's)	(000's)

Bond & Mortgage Securities Fund	$ 15,065		$ (20,995)	$ -
Core Plus Bond Fund I		2,729	-	52
Disciplined LargeCap Blend Fund		6,726	(107)	-
High Yield Fund I		13,171	(4)	-
International Emerging Markets Fund		1,184	(11)	-
International Fund I		2,777	(41)	-
International Growth Fund		5,554	(19,596)	-
International Value Fund I		261	(48)	-
LargeCap Blend Fund I		3,426	(67)	-
LargeCap Growth Fund		291	(31)	-
LargeCap Growth Fund I		27	(5)	-
LargeCap Value Fund		2,868	(43)	-
LargeCap Value Fund I		2,237	(42)	-
LargeCap Value Fund III		2,483	(39)	-
MidCap Growth Fund III		-	(7)	-
MidCap Value Fund I		756	(18)	-
Preferred Securities Fund		11,650	(65)	-
Real Estate Securities Fund		4,189	(40)	-
SmallCap Growth Fund I		-	(1)	-
SmallCap Growth Fund III		-	(4)	-
SmallCap S&P 600 Index Fund		772	(1,139)	1,562
SmallCap Value Fund		286	(1,857)	-
SmallCap Value Fund I		339	(12)	-

	$ 76,791		$ (44,172)	$ 1,614

See accompanying notes

59

     Schedule of Investments Principal LifeTime 2040 Fund

October 31, 2009

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	59.71%

			International Equity Funds	24.55%
INVESTMENT COMPANIES (100.03%)			Fixed Income Funds	15.77%
Principal Funds, Inc. Institutional Class (100.03%)			Liabilities in Excess of Other Assets, Net	(0.03%)

Bond & Mortgage Securities Fund (a)	6,708,987 $	64,943	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	5,181,372	57,202
Disciplined LargeCap Blend Fund (a)	23,867,856	248,464
High Yield Fund I (a)	11,864,287	126,592
International Emerging Markets Fund (a)	4,430,925	91,543
International Fund I (a)	13,257,850	136,688
International Growth Fund (a)	17,282,485	134,285
International Value Fund I (a)	12,878,020	137,795
LargeCap Blend Fund I (a)	19,439,650	131,606
LargeCap Growth Fund (a)	20,305,621	128,941
LargeCap Growth Fund I (a)	23,521,541	165,121
LargeCap Value Fund (a)	11,605,173	91,101
LargeCap Value Fund I (a)	9,968,759	90,915
LargeCap Value Fund III (a)	10,582,168	91,747
MidCap Growth Fund III (a)(b)	5,853,952	43,553
MidCap Value Fund I (a)	4,538,025	43,974
Preferred Securities Fund (a)	8,215,750	72,627
Real Estate Securities Fund (a)	6,416,869	74,564
SmallCap Growth Fund I (a)(b)	6,111,748	42,966
SmallCap S&P 600 Index Fund (a)	1,866,616	21,429
SmallCap Value Fund (a)	1,937,013	22,547
SmallCap Value Fund I (a)	1,854,396	20,065

		2,038,668

TOTAL INVESTMENT COMPANIES	$ 2,038,668

Total Investments	$ 2,038,668
Liabilities in Excess of Other Assets, Net - (0.03)%		(542)

TOTAL NET ASSETS - 100.00%	$ 2,038,126

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of
	the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 110,276
Unrealized Depreciation		(512,169)

Net Unrealized Appreciation (Depreciation)		(401,893)
Cost for federal income tax purposes		2,440,561
All dollar amounts are shown in thousands (000's)

See accompanying notes		60

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	9,965,538 $	104,646	483,821 $	4,139	3,740,372	$ 34,069	6,708,987 $	71,670
Core Plus Bond Fund I	413,816	4,133	4,866,987	51,329	99,431	1,071	5,181,372	54,391
Disciplined LargeCap Blend Fund	18,043,681	262,845	6,324,491	57,673	500,316	4,972	23,867,856	315,548
High Yield Fund I	9,687,508	99,519	2,390,520	19,586	213,741	1,959	11,864,287	117,142
International Emerging Markets Fund	3,171,707	85,303	1,350,779	19,917	91,561	1,606	4,430,925	103,613
International Fund I	6,154,104	98,958	7,382,906	62,169	279,160	2,675	13,257,850	158,459
International Growth Fund	18,912,442	232,195	1,721,260	12,411	3,351,217	23,363	17,282,485	216,357
International Value Fund I	7,567,921	68,430	5,580,226	47,967	270,127	2,662	12,878,020	113,741
LargeCap Blend Fund I	14,614,096	138,722	5,239,886	30,804	414,332	2,662	19,439,650	166,864
LargeCap Growth Fund	15,259,020	117,883	5,515,263	30,700	468,662	2,819	20,305,621	145,764
LargeCap Growth Fund I	18,524,515	154,149	5,450,207	30,329	453,181	2,793	23,521,541	181,684
LargeCap Value Fund	7,933,433	91,270	3,915,769	28,154	244,029	1,866	11,605,173	117,557
LargeCap Value Fund I	6,776,445	91,297	3,408,346	27,177	216,032	1,866	9,968,759	116,608
LargeCap Value Fund III	6,737,677	87,827	4,068,876	31,897	224,385	1,866	10,582,168	117,855
MidCap Growth Fund III	4,017,069	40,030	1,967,892	11,731	131,009	887	5,853,952	50,875
MidCap Value Fund I	3,103,078	41,274	1,533,558	12,147	98,611	887	4,538,025	52,533
Preferred Securities Fund	7,719,117	78,204	691,161	4,791	194,528	1,515	8,215,750	81,478
Real Estate Securities Fund	4,546,861	86,094	2,016,317	18,754	146,309	1,567	6,416,869	103,278
SmallCap Growth Fund I	2,739,334	26,644	3,462,905	36,287	90,491	616	6,111,748	62,315
SmallCap Growth Fund III	2,727,831	30,737	72,517	422	2,800,348	31,159	-	-
SmallCap S&P 600 Index Fund	1,564,839	24,670	330,171	3,279	28,394	314	1,866,616	27,635
SmallCap Value Fund	1,783,065	30,010	185,310	1,992	31,362	366	1,937,013	31,636
SmallCap Value Fund I	1,581,572	27,744	305,910	2,994	33,086	352	1,854,396	30,385

	$ 2,022,584		$ 546,649			$ 123,912	$ 2,437,388

			Realized Gain/Loss	Realized Gain/Loss from
	Dividends		on Investments	Other Investment Companies
	(000's)		(000's)	(000's)

Bond & Mortgage Securities Fund	$ 3,950		$ (3,046)	$ -
Core Plus Bond Fund I		922	-	21
Disciplined LargeCap Blend Fund		3,726	2	-
High Yield Fund I		7,432	(4)	-
International Emerging Markets Fund		725	(1)	-
International Fund I		1,906	7	-
International Growth Fund		3,079	(4,886)	-
International Value Fund I		161	6	-
LargeCap Blend Fund I		1,974	-	-
LargeCap Growth Fund		173	-	-
LargeCap Growth Fund I		17	(1)	-
LargeCap Value Fund		1,765	(1)	-
LargeCap Value Fund I		1,383	-	-
LargeCap Value Fund III		1,603	(3)	-
MidCap Growth Fund III		-	1	-
MidCap Value Fund I		416	(1)	-
Preferred Securities Fund		4,847	(2)	-
Real Estate Securities Fund		1,795	(3)	-
SmallCap Growth Fund I		-	-	-
SmallCap Growth Fund III		-	-	-
SmallCap S&P 600 Index Fund		487	-	985
SmallCap Value Fund		189	-	-
SmallCap Value Fund I		222	(1)	-

	$ 36,772		$ (7,933)	$ 1,006

See accompanying notes

61

     Schedule of Investments Principal LifeTime 2050 Fund

October 31, 2009

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	63.23%

			International Equity Funds	26.54%
INVESTMENT COMPANIES (99.96%)			Fixed Income Funds	10.19%
Principal Funds, Inc. Institutional Class (99.96%)			Other Assets in Excess of Liabilities, Net	0.04%

Bond & Mortgage Securities Fund (a)	930,790 $	9,010	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	907,915	10,023
Disciplined LargeCap Blend Fund (a)	9,500,988	98,905
High Yield Fund I (a)	4,271,557	45,578
International Emerging Markets Fund (a)	1,846,172	38,142
International Fund I (a)	6,026,445	62,133
International Growth Fund (a)	7,864,991	61,111
International Value Fund I (a)	5,856,561	62,665
LargeCap Blend Fund I (a)	7,934,997	53,720
LargeCap Growth Fund (a)	9,424,775	59,847
LargeCap Growth Fund I (a)	10,070,499	70,695
LargeCap Value Fund (a)	5,457,990	42,845
LargeCap Value Fund I (a)	4,718,705	43,035
LargeCap Value Fund III (a)	5,030,659	43,616
MidCap Growth Fund III (a)(b)	2,759,103	20,528
MidCap Value Fund I (a)	2,062,481	19,985
Preferred Securities Fund (a)	2,421,261	21,404
Real Estate Securities Fund (a)	2,897,577	33,670
SmallCap Growth Fund I (a)(b)	2,749,798	19,331
SmallCap S&P 600 Index Fund (a)	691,682	7,940
SmallCap Value Fund (a)	852,029	9,918
SmallCap Value Fund I (a)	892,633	9,658

		843,759

TOTAL INVESTMENT COMPANIES	$ 843,759

Total Investments	$ 843,759
Other Assets in Excess of Liabilities, Net - 0.04%		299

TOTAL NET ASSETS - 100.00%	$ 844,058

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of
	the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 49,735
Unrealized Depreciation		(215,998)

Net Unrealized Appreciation (Depreciation)		(166,263)
Cost for federal income tax purposes		1,010,022
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	1,654,674 $	17,495	81,662 $	700	805,546	$ 7,573	930,790	$ 10,026
Core Plus Bond Fund I	78,014	779	1,293,557	13,564	463,656	5,072	907,915	9,402
Disciplined LargeCap Blend Fund	7,318,717	105,744	3,329,280	30,230	1,147,009	10,281	9,500,988	125,760
High Yield Fund I	4,084,795	41,985	1,081,806	8,987	895,044	7,107	4,271,557	43,644
International Emerging Markets Fund	1,329,433	35,945	770,480	11,212	253,741	3,531	1,846,172	43,663
International Fund I	2,519,326	40,567	4,232,544	34,418	725,425	5,900	6,026,445	69,103
International Growth Fund	8,198,822	99,192	1,035,626	7,394	1,369,457	9,014	7,864,991	96,261
International Value Fund I	3,207,225	28,987	3,352,643	27,670	703,307	5,846	5,856,561	50,836
LargeCap Blend Fund I	5,915,392	56,021	2,991,422	17,400	971,817	5,586	7,934,997	67,885
LargeCap Growth Fund	6,755,870	51,784	3,846,906	21,052	1,178,001	6,407	9,424,775	66,460
LargeCap Growth Fund I	7,941,620	66,102	3,310,404	18,261	1,181,525	6,407	10,070,499	78,014
LargeCap Value Fund	3,436,244	39,344	2,649,327	18,948	627,581	4,271	5,457,990	54,034
LargeCap Value Fund I	3,017,396	40,682	2,271,137	17,703	569,828	4,271	4,718,705	54,167
LargeCap Value Fund III	2,895,911	37,359	2,718,222	20,673	583,474	4,271	5,030,659	53,782
MidCap Growth Fund III	1,736,473	17,196	1,359,214	7,934	336,584	1,971	2,759,103	23,178
MidCap Value Fund I	1,335,626	17,757	979,253	7,660	252,398	1,971	2,062,481	23,460
Preferred Securities Fund	2,586,984	26,316	214,533	1,483	380,256	2,463	2,421,261	24,823
Real Estate Securities Fund	1,815,051	37,006	1,447,270	13,295	364,744	3,285	2,897,577	46,955
SmallCap Growth Fund I	1,401,902	13,645	1,637,194	16,447	289,298	1,655	2,749,798	28,042
SmallCap Growth Fund III	1,188,327	13,244	49,635	289	1,237,962	13,533	-	-
SmallCap S&P 600 Index Fund	542,733	8,284	210,936	2,096	61,987	590	691,682	9,800
SmallCap Value Fund	774,343	12,944	162,836	1,765	85,150	889	852,029	13,785
SmallCap Value Fund I	807,951	14,213	172,491	1,690	87,809	821	892,633	14,981

	$ 822,591		$ 300,871			$ 112,715		$ 1,008,061

			Realized Gain/Loss	Realized Gain/Loss from
	Dividends		on Investments	Other Investment Companies
	(000's)		(000's)	(000's)

Bond & Mortgage Securities Fund	$ 668		$ (596)	$ -
Core Plus Bond Fund I		210	131	6
Disciplined LargeCap Blend Fund		1,513	67	-
High Yield Fund I		3,134	(221)	-
International Emerging Markets Fund		305	37	-
International Fund I		791	18	-
International Growth Fund		1,334	(1,311)	-
International Value Fund I		69	25	-
LargeCap Blend Fund I		801	50	-
LargeCap Growth Fund		77	31	-
LargeCap Growth Fund I		8	58	-
LargeCap Value Fund		767	13	-
LargeCap Value Fund I		615	53	-
LargeCap Value Fund III		694	21	-
MidCap Growth Fund III		-	19	-
MidCap Value Fund I		179	14	-
Preferred Securities Fund		1,484	(513)	-
Real Estate Securities Fund		783	(61)	-
SmallCap Growth Fund I		-	(395)	-
SmallCap Growth Fund III		-	-	-
SmallCap S&P 600 Index Fund		170	10	344
SmallCap Value Fund		82	(35)	-
SmallCap Value Fund I		113	(101)	-

	$ 13,797		$ (2,686)	$ 350

See accompanying notes

63

     Schedule of Investments Principal LifeTime Strategic Income Fund

October 31, 2009

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.10%)
Principal Funds, Inc. Institutional Class (100.10%)
Bond & Mortgage Securities Fund (a)	13,433,544 $	130,037
Core Plus Bond Fund I (a)	8,628,449	95,258
Disciplined LargeCap Blend Fund (a)	1,719,818	17,903
Global Diversified Income Fund (a)	2,601,134	33,086
High Yield Fund I (a)	774,373	8,263
Inflation Protection Fund (a)	9,134,833	69,151
International Emerging Markets Fund (a)	106,384	2,198
International Fund I (a)	870,432	8,974
International Growth Fund (a)	1,175,718	9,135
International Value Fund I (a)	851,530	9,111
LargeCap Blend Fund I (a)	1,487,824	10,073
LargeCap Growth Fund (a)	1,327,105	8,427
LargeCap Growth Fund I (a)	1,236,247	8,678
LargeCap Value Fund (a)	546,839	4,293
LargeCap Value Fund I (a)	349,017	3,183
LargeCap Value Fund III (a)	501,819	4,351
MidCap Growth Fund III (a)(b)	396,526	2,950
MidCap Value Fund I (a)	314,871	3,051
Money Market Fund (a)	6,471,759	6,472
Preferred Securities Fund (a)	3,629,249	32,083
Real Estate Securities Fund (a)	2,384,963	27,713
SmallCap S&P 600 Index Fund (a)	648,159	7,441
Ultra Short Bond Fund (a)	8,177,959	57,736

		559,567

TOTAL INVESTMENT COMPANIES	$ 559,567

Total Investments	$ 559,567
Liabilities in Excess of Other Assets, Net - (0.10)%		(574)

TOTAL NET ASSETS - 100.00%	$ 558,993

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 20,750
Unrealized Depreciation	(98,602)

Net Unrealized Appreciation (Depreciation)	(77,852)
Cost for federal income tax purposes	637,419
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	77.30%
Domestic Equity Funds	17.54%
International Equity Funds	5.26%
Liabilities in Excess of Other Assets, Net	(0.10%)

TOTAL NET ASSETS	100.00%

See accompanying notes

64

Schedule of Investments Principal LifeTime Strategic Income Fund

October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases			Sales	October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	24,060,962	$ 257,259	1,002,476 $	8,545	11,629,894	$ 100,096	13,433,544	$ 144,870
Core Plus Bond Fund I	440,324	4,385	9,051,057	95,669	862,932	8,884	8,628,449	91,186
Disciplined LargeCap Blend Fund	1,440,229	20,372	613,464	5,605	333,875	2,952	1,719,818	22,933
Global Diversified Income Fund	-	-	2,756,786	28,013	155,652	1,767	2,601,134	26,264
High Yield Fund I	195,907	1,960	1,014,353	8,111	435,887	3,507	774,373	6,312
Inflation Protection Fund	8,889,165	84,725	1,656,842	10,705	1,411,174	9,968	9,134,833	85,060
International Emerging Markets Fund	75,470	1,991	86,397	1,301	55,483	797	106,384	2,485
International Fund I	366,052	6,015	667,113	5,638	162,733	1,320	870,432	10,303
International Growth Fund	1,730,544	18,991	149,205	1,073	704,031	4,756	1,175,718	14,441
International Value Fund I	537,567	4,870	472,043	4,167	158,080	1,311	851,530	7,696
LargeCap Blend Fund I	1,284,851	12,494	483,917	2,857	280,944	1,595	1,487,824	13,703
LargeCap Growth Fund	1,233,481	8,403	314,735	1,773	221,111	1,196	1,327,105	8,970
LargeCap Growth Fund I	1,076,894	9,125	381,984	2,105	222,631	1,196	1,236,247	10,009
LargeCap Value Fund	779,151	8,854	200,929	1,414	433,241	3,173	546,839	6,249
LargeCap Value Fund I	59,405	718	396,362	2,947	106,750	797	349,017	2,844
LargeCap Value Fund III	812,964	10,120	196,296	1,493	507,441	3,997	501,819	6,488
MidCap Growth Fund III	217,986	2,124	260,465	1,516	81,925	479	396,526	3,150
MidCap Value Fund I	180,088	2,128	196,557	1,541	61,774	479	314,871	3,178
Money Market Fund	1,115,312	1,115	12,524,501	12,525	7,168,054	7,168	6,471,759	6,472
Preferred Securities Fund	4,189,968	44,531	595,869	4,673	1,156,588	7,387	3,629,249	38,756
Real Estate Securities Fund	1,629,291	27,473	1,620,661	15,339	864,989	8,446	2,384,963	33,413
SmallCap S&P 600 Index Fund	579,889	8,795	160,530	1,638	92,260	876	648,159	9,541
Ultra Short Bond Fund	8,338,181	82,541	236,266	1,702	396,488	2,801	8,177,959	81,218

		$ 618,989	$ 220,350			$ 174,948		$ 635,541

				Realized Gain/Loss			Realized Gain/Loss from

	Dividends		on Investments	Other Investment Companies
	(000's)		(000's)	(000's)

Bond & Mortgage Securities Fund	$ 8,048		$ (20,838)	$ -
Core Plus Bond Fund I		1,338	16	17
Disciplined LargeCap Blend Fund		288	(92)	-
Global Diversified Income Fund		1,654	18	-
High Yield Fund I		67	(252)	-
Inflation Protection Fund		97	(402)	-
International Emerging Markets Fund		19	(10)	-
International Fund I		106	(30)	-
International Growth Fund		277	(867)	-
International Value Fund I		11	(30)	-
LargeCap Blend Fund I		167	(53)	-
LargeCap Growth Fund		13	(10)	-
LargeCap Growth Fund I		1	(25)	-
LargeCap Value Fund		98	(846)	-
LargeCap Value Fund I		15	(24)	-
LargeCap Value Fund III		95	(1,128)	-
MidCap Growth Fund III		-	(11)	-
MidCap Value Fund I		25	(12)	-
Money Market Fund		11	-	-
Preferred Securities Fund		2,161	(3,061)	-
Real Estate Securities Fund		575	(953)	-
SmallCap S&P 600 Index Fund		178	(16)	359
Ultra Short Bond Fund		1,502	(224)	-

	$ 16,746		$ (28,850)	$ 376

See accompanying notes

65

Schedule of Investments SAM Balanced Portfolio October 31, 2009

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.04%)
Principal Funds, Inc. Institutional Class (100.04%)
Disciplined LargeCap Blend Fund (a)	14,543,003 $	151,393
Diversified International Fund (a)	22,556,093	195,561
Equity Income Fund (a)	26,684,200	384,253
Government and High Quality Bond Fund (a)	36,817,159	401,307
High Yield Fund (a)	19,842,385	150,604
Income Fund (a)	37,749,939	350,319
International Emerging Markets Fund (a)	3,675,100	75,928
LargeCap Growth Fund (a)	42,052,181	267,031
LargeCap Growth Fund II (a)	40,461,476	276,352
LargeCap Value Fund III (a)	16,541,321	143,413
MidCap Blend Fund (a)	10,138,373	107,061
Money Market Fund (a)	147,639	148
Preferred Securities Fund (a)	15,519,833	137,195
Principal Capital Appreciation Fund (a)	4,143,692	136,452
Real Estate Securities Fund (a)	6,505,796	75,597
Short-Term Income Fund (a)	5,008,556	59,301
SmallCap Growth Fund (a)	9,131,566	53,968
SmallCap Value Fund (a)	4,370,987	50,878

		3,016,761

TOTAL INVESTMENT COMPANIES	$ 3,016,761

Total Investments	$ 3,016,761
Liabilities in Excess of Other Assets, Net - (0.04)%		(1,244)

TOTAL NET ASSETS - 100.00%	$ 3,015,517

(a)	Affiliated Security

(b)	Purchases and Sales include transactions related to the acquisition of the MidCap Stock Fund by the MidCap Blend Fund.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 135,762
Unrealized Depreciation	(345,794)

Net Unrealized Appreciation (Depreciation)	(210,032)
Cost for federal income tax purposes	3,226,793
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	54.60%
Fixed Income Funds	36.44%
International Equity Funds	9.00%
Liabilities in Excess of Other Assets, Net	(0.04%)

TOTAL NET ASSETS	100.00%

See accompanying notes

66

Schedule of Investments SAM Balanced Portfolio October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (b)		Sales (b)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	19,308,881 $	247,497	543,758 $	4,987	5,309,636	$ 43,132	14,543,003 $	177,837
Diversified International Fund	24,384,063	261,201	942,092	6,860	2,770,062	20,005	22,556,093	230,200
Equity Income Fund	28,285,889	469,942	1,197,597	15,619	2,799,286	36,847	26,684,200	427,214
Government and High Quality Bond	48,339,182	512,190	2,206,485	23,432	13,728,508	145,502	36,817,159	388,305
Fund
High Yield Fund	22,951,355	176,432	2,295,625	14,832	5,404,595	34,722	19,842,385	146,788
Income Fund	43,896,352	395,509	3,306,632	27,772	9,453,045	76,505	37,749,939	336,666
International Emerging Markets Fund	3,816,721	92,295	144,818	2,120	286,439	5,792	3,675,100	85,759
LargeCap Growth Fund	46,001,459	272,026	567,237	3,294	4,516,515	24,529	42,052,181	245,550
LargeCap Growth Fund II	46,174,007	382,760	620,137	3,626	6,332,668	36,476	40,461,476	325,275
LargeCap Value Fund III	19,114,245	184,510	823,375	6,405	3,396,299	21,572	16,541,321	153,862
MidCap Blend Fund	-	-	10,152,770	97,886	14,397	154	10,138,373	97,700
MidCap Stock Fund	8,728,233	106,643	562,625	7,108	9,290,858	108,584	-	-
Money Market Fund	146,750	147	1,389	1	498	-	147,639	148
Preferred Securities Fund	17,698,875	159,008	1,545,847	10,597	3,724,889	28,296	15,519,833	134,027
Principal Capital Appreciation Fund	4,262,229	129,132	325,426	9,035	443,963	13,090	4,143,692	122,534
Real Estate Securities Fund	6,786,067	106,288	355,913	3,327	636,184	5,622	6,505,796	97,884
Short-Term Income Fund	8,894,620	102,719	302,580	3,426	4,188,644	47,056	5,008,556	57,618
SmallCap Growth Fund	9,534,651	50,107	192,983	998	596,068	3,307	9,131,566	46,137
SmallCap Value Fund	4,417,437	69,901	124,264	1,380	170,714	2,001	4,370,987	68,307

	$ 3,718,307		$ 242,705			$ 653,192	$ 3,141,811

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000's)	(000's)	(000's)

Disciplined LargeCap Blend Fund	$ 3,773	$ (31,515)	$ -
Diversified International Fund	5,260	(17,856)	-
Equity Income Fund	13,076	(21,500)	-
Government and High Quality Bond Fund	19,387	(1,815)	33
High Yield Fund	14,521	(9,754)	-
Income Fund	21,203	(10,110)	-
International Emerging Markets Fund	802	(2,864)	-
LargeCap Growth Fund	497	(5,241)	-
LargeCap Growth Fund II	1,690	(24,635)	-
LargeCap Value Fund III	4,293	(15,481)	-
MidCap Blend Fund	-	(32)	-
MidCap Stock Fund	4,150	(5,167)	2,300
Money Market Fund	1	-	-
Preferred Securities Fund	10,189	(7,282)	-
Principal Capital Appreciation Fund	1,633	(2,543)	6,484
Real Estate Securities Fund	2,171	(6,109)	-
Short-Term Income Fund	2,796	(1,471)	-
SmallCap Growth Fund	6	(1,661)	-
SmallCap Value Fund	462	(973)	-

	$ 105,910	$ (166,009)	$ 8,817

See accompanying notes

Schedule of Investments SAM Conservative Balanced Portfolio

October 31, 2009

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.78%)
Principal Funds, Inc. Institutional Class (99.78%)
Disciplined LargeCap Blend Fund (a)	2,309,238 $	24,038
Diversified International Fund (a)	3,409,604	29,561
Equity Income Fund (a)	3,795,060	54,649
Government and High Quality Bond Fund (a)	13,486,938	147,008
High Yield Fund (a)	5,931,332	45,019
Income Fund (a)	13,005,027	120,687
International Emerging Markets Fund (a)	609,832	12,599
LargeCap Growth Fund (a)	6,062,424	38,496
LargeCap Growth Fund II (a)	5,929,496	40,499
LargeCap Value Fund III (a)	2,230,473	19,338
MidCap Blend Fund (a)	1,672,254	17,659
Money Market Fund (a)	2,238,447	2,238
Preferred Securities Fund (a)	3,695,304	32,667
Principal Capital Appreciation Fund (a)	652,749	21,495
Real Estate Securities Fund (a)	1,073,221	12,471
Short-Term Income Fund (a)	2,938,610	34,793
SmallCap Growth Fund (a)	1,445,730	8,544
SmallCap Value Fund (a)	687,702	8,005

		669,766

TOTAL INVESTMENT COMPANIES	$ 669,766

Total Investments	$ 669,766
Other Assets in Excess of Liabilities, Net - 0.22%		1,491

TOTAL NET ASSETS - 100.00%	$ 671,257

(a)	Affiliated Security

(b)	Purchases and Sales include transactions related to the acquisition of the MidCap Stock Fund by the MidCap Blend Fund.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 31,097
Unrealized Depreciation	(52,241)

Net Unrealized Appreciation (Depreciation)	(21,144)
Cost for federal income tax purposes	690,910
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	56.97%
Domestic Equity Funds	36.53%
International Equity Funds	6.28%
Other Assets in Excess of Liabilities, Net	0.22%

TOTAL NET ASSETS	100.00%

See accompanying notes

68

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (b)		Sales (b)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	2,202,770 $	27,501	369,592 $	3,469	263,124	$ 2,155	2,309,238 $	27,269
Diversified International Fund	2,870,496	30,256	681,029	4,766	141,921	1,164	3,409,604	33,060
Equity Income Fund	3,193,505	53,509	711,431	9,173	109,876	1,518	3,795,060	60,390
Government and High Quality Bond	13,339,826	142,430	1,885,064	20,163	1,737,952	18,465	13,486,938	143,734
Fund
High Yield Fund	5,350,639	41,009	914,576	5,897	333,883	2,327	5,931,332	44,126
Income Fund	12,098,462	110,202	1,954,951	16,629	1,048,386	8,732	13,005,027	117,065
International Emerging Markets Fund	484,678	11,157	157,019	2,234	31,865	631	609,832	12,428
LargeCap Growth Fund	5,225,424	30,903	1,265,104	7,029	428,104	2,280	6,062,424	35,097
LargeCap Growth Fund II	5,183,169	42,190	1,186,556	6,731	440,229	2,466	5,929,496	44,672
LargeCap Value Fund III	1,982,521	19,775	644,897	5,025	396,945	2,607	2,230,473	20,469
MidCap Blend Fund	-	-	1,673,114	18,647	860	9	1,672,254	18,635
MidCap Stock Fund	1,131,862	15,971	281,908	3,293	1,413,770	19,083	-	-
Money Market Fund	2,224,964	2,225	13,483	13	-	-	2,238,447	2,238
Preferred Securities Fund	3,389,482	29,954	526,518	3,487	220,696	1,785	3,695,304	31,335
Principal Capital Appreciation Fund	519,383	15,700	157,134	4,372	23,768	730	652,749	19,101
Real Estate Securities Fund	777,966	12,341	339,415	3,264	44,160	454	1,073,221	14,744
Short-Term Income Fund	3,350,516	39,004	291,226	3,361	703,132	7,891	2,938,610	34,083
SmallCap Growth Fund	1,179,103	6,482	362,995	1,813	96,368	440	1,445,730	7,480
SmallCap Value Fund	484,840	7,332	202,862	2,220	-	-	687,702	9,552

	$ 637,941		$ 121,586			$ 72,737	$ 675,478

			Realized Gain/Loss	Realized Gain/Loss from
	Dividends		on Investments	Other Investment Companies
	(000's)		(000's)	(000's)

Disciplined LargeCap Blend Fund	$ 455		$ (1,546)	$ -
Diversified International Fund		693	(798)	-
Equity Income Fund		1,695	(774)	-
Government and High Quality Bond Fund		6,517	(394)	3
High Yield Fund		3,952	(453)	-
Income Fund		6,884	(1,034)	-
International Emerging Markets Fund		116	(332)	-
LargeCap Growth Fund		60	(555)	-
LargeCap Growth Fund II		207	(1,783)	-
LargeCap Value Fund III		509	(1,724)	-
MidCap Blend Fund		-	(3)	-
MidCap Stock Fund		647	(181)	377
Money Market Fund		13	-	-
Preferred Securities Fund		2,201	(321)	-
Principal Capital Appreciation Fund		212	(241)	820
Real Estate Securities Fund		318	(407)	-
Short-Term Income Fund		1,362	(391)	-
SmallCap Growth Fund		1	(375)	-
SmallCap Value Fund		57	-	-

	$ 25,899		$ (11,312)	$ 1,200

See accompanying notes

69

Schedule of Investments SAM Conservative Growth Portfolio

October 31, 2009

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.19%)
Principal Funds, Inc. Institutional Class (100.19%)
Disciplined LargeCap Blend Fund (a)	13,183,201 $	137,237
Diversified International Fund (a)	23,525,484	203,966
Equity Income Fund (a)	25,484,522	366,977
Government and High Quality Bond Fund (a)	12,035,406	131,186
High Yield Fund (a)	9,214,183	69,936
Income Fund (a)	11,001,491	102,094
International Emerging Markets Fund (a)	3,344,549	69,098
LargeCap Growth Fund (a)	39,663,028	251,860
LargeCap Growth Fund II (a)	37,565,529	256,572
LargeCap Value Fund III (a)	15,640,812	135,606
MidCap Blend Fund (a)	11,622,318	122,732
Money Market Fund (a)	12,276,629	12,277
Preferred Securities Fund (a)	5,184,084	45,827
Principal Capital Appreciation Fund (a)	4,281,894	141,003
Real Estate Securities Fund (a)	5,728,988	66,571
Short-Term Income Fund (a)	1,101,970	13,047
SmallCap Growth Fund (a)	8,056,377	47,613
SmallCap Value Fund (a)	4,034,684	46,964

		2,220,566

TOTAL INVESTMENT COMPANIES	$ 2,220,566

Total Investments	$ 2,220,566
Liabilities in Excess of Other Assets, Net - (0.19)%		(4,204)

TOTAL NET ASSETS - 100.00%	$ 2,216,362

(a)	Affiliated Security

(b)	Purchases and Sales include transactions related to the acquisition of the MidCap Stock Fund by the MidCap Blend Fund.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 81,514
Unrealized Depreciation	(330,662)

Net Unrealized Appreciation (Depreciation)	(249,148)
Cost for federal income tax purposes	2,469,714
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	70.98%
Fixed Income Funds	16.89%
International Equity Funds	12.32%
Liabilities in Excess of Other Assets, Net	(0.19%)

TOTAL NET ASSETS	100.00%

See accompanying notes

70

     Schedule of Investments SAM Conservative Growth Portfolio October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (b)		Sales (b)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	18,425,073 $	238,053	407,217 $	3,673	5,649,089	$ 47,477	13,183,201 $	163,926
Diversified International Fund	25,557,262	289,344	893,455	6,381	2,925,233	23,177	23,525,484	255,896
Equity Income Fund	28,464,488	484,630	1,186,215	15,258	4,166,181	53,128	25,484,522	414,995
Government and High Quality Bond	19,463,616	206,585	702,290	7,440	8,130,500	86,190	12,035,406	126,487
Fund
High Yield Fund	11,351,105	85,164	1,104,026	7,106	3,240,948	21,191	9,214,183	66,759
Income Fund	13,907,794	123,890	1,171,840	9,818	4,078,143	32,581	11,001,491	96,926
International Emerging Markets Fund	3,526,948	92,555	139,801	2,047	322,200	6,378	3,344,549	84,865
LargeCap Growth Fund	47,449,962	291,130	368,306	2,064	8,155,240	43,592	39,663,028	239,185
LargeCap Growth Fund II	40,413,852	335,479	638,338	3,596	3,486,661	22,279	37,565,529	305,429
LargeCap Value Fund III	16,130,076	159,663	708,070	5,318	1,197,334	9,758	15,640,812	151,918
MidCap Blend Fund	-	-	11,652,389	115,781	30,071	323	11,622,318	115,378
MidCap Stock Fund	10,538,515	134,285	662,641	8,330	11,201,156	133,816	-	-
Money Market Fund	16,628,501	16,629	83,760	84	4,435,632	4,436	12,276,629	12,277
Preferred Securities Fund	6,645,119	60,083	522,375	3,592	1,983,410	14,676	5,184,084	44,978
Principal Capital Appreciation Fund	4,707,606	147,359	360,712	9,946	786,424	22,136	4,281,894	129,734
Real Estate Securities Fund	6,785,392	112,844	250,629	2,316	1,307,033	10,251	5,728,988	90,021
Short-Term Income Fund	2,560,304	29,655	57,375	649	1,515,709	16,832	1,101,970	12,740
SmallCap Growth Fund	9,038,196	49,018	95,936	484	1,077,755	5,428	8,056,377	41,310
SmallCap Value Fund	4,251,543	70,592	76,696	830	293,555	3,362	4,034,684	66,309

	$ 2,926,958		$ 204,713			$ 557,011	$ 2,419,133

			Realized Gain/Loss	Realized Gain/Loss from
	Dividends		on Investments	Other Investment Companies
	(000's)		(000's)	(000's)

Disciplined LargeCap Blend Fund	$ 3,609		$ (30,323)	$ -
Diversified International Fund		5,513	(16,652)	-
Equity Income Fund		12,815	(31,765)	-
Government and High Quality Bond Fund		6,709	(1,348)	20
High Yield Fund		7,006	(4,320)	-
Income Fund		6,114	(4,201)	-
International Emerging Markets Fund		741	(3,359)	-
LargeCap Growth Fund		510	(10,417)	-
LargeCap Growth Fund II		1,479	(11,367)	-
LargeCap Value Fund III		3,623	(3,305)	-
MidCap Blend Fund		-	(80)	-
MidCap Stock Fund		4,835	(8,799)	2,645
Money Market Fund		82	-	-
Preferred Securities Fund		3,544	(4,021)	-
Principal Capital Appreciation Fund		1,797	(5,435)	7,161
Real Estate Securities Fund		2,004	(14,888)	-
Short-Term Income Fund		554	(732)	-
SmallCap Growth Fund		5	(2,764)	-
SmallCap Value Fund		445	(1,751)	-

	$ 61,385		$ (155,527)	$ 9,826

See accompanying notes

Schedule of Investments SAM Flexible Income Portfolio

October 31, 2009

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.76%)
Principal Funds, Inc. Institutional Class (99.76%)
Disciplined LargeCap Blend Fund (a)	1,619,134 $	16,855
Diversified International Fund (a)	2,560,649	22,201
Equity Income Fund (a)	2,494,058	35,914
Government and High Quality Bond Fund (a)	17,984,158	196,027
High Yield Fund (a)	8,318,436	63,137
Income Fund (a)	19,395,458	179,990
International Emerging Markets Fund (a)	382,305	7,898
LargeCap Growth Fund (a)	4,705,941	29,883
LargeCap Growth Fund II (a)	4,575,196	31,249
LargeCap Value Fund III (a)	3,061,435	26,543
MidCap Blend Fund (a)	1,726,350	18,230
Money Market Fund (a)	759,787	760
Preferred Securities Fund (a)	6,321,729	55,884
Principal Capital Appreciation Fund (a)	252,309	8,308
Real Estate Securities Fund (a)	777,367	9,033
Short-Term Income Fund (a)	5,759,595	68,194
SmallCap Growth Fund (a)	974,450	5,759
SmallCap Value Fund (a)	445,866	5,190

		781,055

TOTAL INVESTMENT COMPANIES	$ 781,055

Total Investments	$ 781,055
Other Assets in Excess of Liabilities, Net - 0.24%		1,910

TOTAL NET ASSETS - 100.00%	$ 782,965

(a)	Affiliated Security

(b)	Purchases and Sales include transactions related to the acquisition of the MidCap Stock Fund by the MidCap Blend Fund.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 43,556
Unrealized Depreciation	(48,701)

Net Unrealized Appreciation (Depreciation)	(5,145)
Cost for federal income tax purposes	786,200
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	72.03%
Domestic Equity Funds	23.88%
International Equity Funds	3.85%
Other Assets in Excess of Liabilities, Net	0.24%

TOTAL NET ASSETS	100.00%

See accompanying notes

72

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (b)		Sales (b)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	1,755,164 $	18,926	216,527 $	2,039	352,557	$ 2,913	1,619,134 $	16,851
Diversified International Fund	2,260,187	31,722	458,760	3,225	158,298	1,229	2,560,649	32,440
Equity Income Fund	2,204,152	32,336	394,184	5,003	104,278	1,393	2,494,058	35,377
Government and High Quality Bond	18,712,637	198,725	1,734,656	18,570	2,463,135	26,181	17,984,158	190,693
Fund
High Yield Fund	8,027,397	58,567	1,113,781	7,155	822,742	5,578	8,318,436	59,094
Income Fund	18,750,801	169,320	2,786,821	23,546	2,142,164	17,783	19,395,458	173,238
International Emerging Markets Fund	308,389	8,964	86,299	1,226	12,383	253	382,305	9,755
LargeCap Growth Fund	4,241,819	22,521	688,246	3,751	224,124	1,317	4,705,941	24,843
LargeCap Growth Fund II	4,285,060	35,444	569,414	3,039	279,278	1,745	4,575,196	35,788
LargeCap Value Fund III	2,810,590	27,058	839,704	6,411	588,859	4,178	3,061,435	27,070
MidCap Blend Fund	-	-	1,729,184	16,901	2,834	30	1,726,350	16,861
MidCap Stock Fund	1,240,145	15,187	253,025	2,904	1,493,170	17,734	-	-
Money Market Fund	755,211	755	4,576	5	-	-	759,787	760
Preferred Securities Fund	5,662,180	49,047	1,199,837	7,446	540,288	4,323	6,321,729	51,274
Principal Capital Appreciation Fund	210,487	5,038	49,082	1,355	7,260	218	252,309	6,162
Real Estate Securities Fund	632,872	9,155	174,142	1,628	29,647	292	777,367	10,272
Short-Term Income Fund	6,267,411	72,738	532,915	6,119	1,040,731	11,689	5,759,595	66,641
SmallCap Growth Fund	795,331	3,833	196,126	964	17,007	103	974,450	4,655
SmallCap Value Fund	378,509	5,944	81,905	872	14,548	166	445,866	6,563

	$ 765,280		$ 112,159			$ 97,125	$ 768,337

			Realized Gain/Loss	Realized Gain/Loss from
	Dividends		on Investments	Other Investment Companies
	(000's)		(000's)	(000's)

Disciplined LargeCap Blend Fund	$ 352		$ (1,201)	$ -
Diversified International Fund		529	(1,278)	-
Equity Income Fund		1,140	(569)	-
Government and High Quality Bond Fund		8,946	(421)	5
High Yield Fund		5,723	(1,050)	-
Income Fund		10,431	(1,845)	-
International Emerging Markets Fund		71	(182)	-
LargeCap Growth Fund		48	(112)	-
LargeCap Growth Fund II		166	(950)	-
LargeCap Value Fund III		727	(2,221)	-
MidCap Blend Fund		-	(10)	-
MidCap Stock Fund		678	(357)	391
Money Market Fund		4	-	-
Preferred Securities Fund		3,769	(896)	-
Principal Capital Appreciation Fund		85	(13)	338
Real Estate Securities Fund		242	(219)	-
Short-Term Income Fund		2,659	(527)	-
SmallCap Growth Fund		1	(39)	-
SmallCap Value Fund		42	(87)	-

	$ 35,613		$ (11,977)	$ 734

See accompanying notes

73

Schedule of Investments SAM Strategic Growth Portfolio

October 31, 2009

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.28%)
Principal Funds, Inc. Institutional Class (100.28%)
Disciplined LargeCap Blend Fund (a)	11,875,520 $	123,624
Diversified International Fund (a)	16,822,219	145,849
Equity Income Fund (a)	17,070,813	245,820
High Yield Fund (a)	8,909,061	67,620
International Emerging Markets Fund (a)	2,554,633	52,779
LargeCap Growth Fund (a)	26,782,985	170,072
LargeCap Growth Fund II (a)	25,474,007	173,987
LargeCap Value Fund III (a)	12,710,109	110,197
MidCap Blend Fund (a)	8,205,250	86,647
Money Market Fund (a)	4,559,288	4,559
Principal Capital Appreciation Fund (a)	3,051,201	100,476
Real Estate Securities Fund (a)	4,188,469	48,670
Short-Term Income Fund (a)	399,276	4,727
SmallCap Growth Fund (a)	6,319,407	37,348
SmallCap Value Fund (a)	3,031,283	35,284

		1,407,659

TOTAL INVESTMENT COMPANIES	$ 1,407,659

Total Investments	$ 1,407,659
Liabilities in Excess of Other Assets, Net - (0.28)%		(3,891)

TOTAL NET ASSETS - 100.00%	$ 1,403,768

(a)	Affiliated Security

(b)	Purchases and Sales include transactions related to the acquisition of the MidCap Stock Fund by the MidCap Blend Fund.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 47,730
Unrealized Depreciation	(271,056)

Net Unrealized Appreciation (Depreciation)	(223,326)
Cost for federal income tax purposes	1,630,985
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	80.65%
International Equity Funds	14.15%
Fixed Income Funds	5.48%
Liabilities in Excess of Other Assets, Net	(0.28%)

TOTAL NET ASSETS	100.00%

See accompanying notes

74

Schedule of Investments
SAM Strategic Growth Portfolio
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases (b)		Sales (b)		October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	14,285,072 $	195,236	385,316	$ 3,471	2,794,868	$ 24,946	11,875,520 $	157,721
Diversified International Fund	18,785,798	216,825	712,473	5,065	2,676,052	20,007	16,822,219	185,346
Equity Income Fund	19,435,181	341,557	764,027	9,861	3,128,395	39,532	17,070,813	286,494
High Yield Fund	10,280,216	79,918	1,035,946	6,695	2,407,101	15,207	8,909,061	66,767
International Emerging Markets Fund	2,858,366	70,126	82,669	1,152	386,402	7,199	2,554,633	59,663
LargeCap Growth Fund	30,805,274	192,025	182,950	1,027	4,205,239	23,152	26,782,985	164,845
LargeCap Growth Fund II	29,670,395	249,573	282,602	1,587	4,478,990	25,548	25,474,007	208,461
LargeCap Value Fund III	13,267,715	126,533	529,452	4,027	1,087,058	8,283	12,710,109	118,699
MidCap Blend Fund	-	-	8,217,334	80,083	12,084	130	8,205,250	79,932
MidCap Stock Fund	7,640,045	95,829	497,237	6,209	8,137,282	94,638	-	-
Money Market Fund	8,077,765	8,078	33,499	33	3,551,976	3,552	4,559,288	4,559
Principal Capital Appreciation Fund	3,419,702	108,402	248,066	6,847	616,567	16,994	3,051,201	93,598
Real Estate Securities Fund	4,482,306	75,871	170,154	1,572	463,991	4,109	4,188,469	67,616
Short-Term Income Fund	614,848	7,109	19,262	218	234,834	2,616	399,276	4,610
SmallCap Growth Fund	6,839,957	39,485	94,852	464	615,402	3,230	6,319,407	35,018
SmallCap Value Fund	3,303,352	55,602	71,204	763	343,273	3,790	3,031,283	50,379

	$ 1,862,169			$ 129,074		$ 292,933	$ 1,583,708

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 2,605			$ (16,040)			$ -
Diversified International Fund			3,984		(16,537)			-
Equity Income Fund		8,402			(25,392)			-
High Yield Fund			6,397		(4,639)			-
International Emerging Markets Fund			602		(4,416)			-
LargeCap Growth Fund			317		(5,055)			-
LargeCap Growth Fund II		1,071			(17,151)			-
LargeCap Value Fund III			2,985		(3,578)			-
MidCap Blend Fund			-		(21)			-
MidCap Stock Fund			3,417		(7,400)			1,867
Money Market Fund			32		-			-
Principal Capital Appreciation Fund			1,249		(4,657)			5,011
Real Estate Securities Fund		1,413			(5,718)			-
Short-Term Income Fund			187		(101)			-
SmallCap Growth Fund			4		(1,701)			-
SmallCap Value Fund			335		(2,196)			-

	$ 33,000			$ (114,602)			$ 6,878

See accompanying notes

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

See accompanying notes.

76

	2009	2008	2007	2006	2005(a)

PRINCIPAL LIFETIME 2010 FUND

Class A shares

Net Asset Value, Beginning of Period	$ 9 .24	$ 14.23	$ 13.28	$ 12 .11	$ 12.04
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .25	0.43	0.37	0.32	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	1 .02	(4 .75)	1.00	1.08	0 .02

Total From Investment Operations	1 .27	(4 .32)	1.37	1.40	0 .07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .31)	(0 .44)	(0 .35)	(0 .15)	–
Distributions from Realized Gains	(0 .30)	(0 .23)	(0 .07)	(0 .08)	–

Total Dividends and Distributions	(0 .61)	(0 .67)	(0 .42)	(0 .23)	–

Net Asset Value, End of Period	$ 9.90	$ 9.24	$ 14.23	$ 13 .28	$ 12.11

Total Return(c)	15 .03%	(31 .75)%	10 .62%	11.78%	0 .58%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 32,081	$ 27,444	$ 33,273	$ 17,464	$ 3,070
Ratio of Expenses to Average Net Assets(e),(f)	0 .47%	0 .50%	0 .50%	0.62%	1 .30%(g)
Ratio of Net Investment Income to Average Net Assets	2 .89%	3 .58%	2 .69%	2.53%	1 .27%(g)
Portfolio Turnover Rate	28 .4%	12 .7%	14 .7%	16.6%	10 .2%(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Does not include expenses of the investment companies in which the Fund invests.
(g) Computed on an annualized basis.

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

PRINCIPAL LIFETIME 2020 FUND

Class A shares

Net Asset Value, Beginning of Period	$ 9 .35	$ 15.16	$ 13.75	$ 12 .28	$ 12.13
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .23	0.37	0.31	0.25	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	1 .12	(5 .49)	1.54	1.48	0 .12

Total From Investment Operations	1 .35	(5 .12)	1.85	1.73	0 .15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .25)	(0 .40)	(0 .35)	(0 .16)	–
Distributions from Realized Gains	(0 .36)	(0 .29)	(0 .09)	(0 .10)	–

Total Dividends and Distributions	(0 .61)	(0 .69)	(0 .44)	(0 .26)	–

Net Asset Value, End of Period	$ 10.09	$ 9.35	$ 15.16	$ 13 .75	$ 12.28

Total Return(c)	15 .75%	(35 .25)%	13 .75%	14.34%	1 .24%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 67,298	$ 49,723	$ 52,923	$ 23,723	$ 3,655
Ratio of Expenses to Average Net Assets(e),(f)	0 .46%	0 .50%	0 .50%	0.61%	1 .40%(g)
Ratio of Net Investment Income to Average Net Assets	2 .57%	2 .93%	2 .17%	1.91%	0 .75%(g)
Portfolio Turnover Rate	15 .7%	7.1%	15 .1%	7 .4%	5.5%(g)

	2009	2008	2007	2006	2005(a)

PRINCIPAL LIFETIME 2020 FUND

Class B shares

Net Asset Value, Beginning of Period	$ 9.33	$ 15.12	$ 13.72	$ 12.24	$ 12.13
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .17	0.32	0.21	0.14	–
Net Realized and Unrealized Gain (Loss) on Investments	1 .10	(5 .52)	1.52	1.50	0 .11

Total From Investment Operations	1 .27	(5 .20)	1.73	1.64	0 .11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .30)	(0 .24)	(0 .06)	–
Distributions from Realized Gains	(0 .36)	(0 .29)	(0 .09)	(0 .10)	–

Total Dividends and Distributions	(0 .52)	(0 .59)	(0 .33)	(0 .16)	–

Net Asset Value, End of Period	$ 10.08	$ 9.33	$ 15.12	$ 13.72	$ 12.24

Total Return(c)	14 .74%	(35 .71)%	12 .80%	13.57%	0 .91%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,049	$ 7,264	$ 11,033	$ 5,682	$ 979
Ratio of Expenses to Average Net Assets(e),(f)	1 .22%	1 .25%	1 .25%	1.40%	2 .15%(g)
Ratio of Net Investment Income to Average Net Assets	1 .97%	2 .55%	1 .50%	1.11%	(0 .04)%(g)
Portfolio Turnover Rate	15 .7%	7.1%	15 .1%	7 .4%	5.5%(g)

(a)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager's contractual expense limit.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Computed on an annualized basis.

See accompanying notes.

77

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

PRINCIPAL LIFETIME 2030 FUND

Class A shares

Net Asset Value, Beginning of Period	$ 9 .08	$ 15.30	$ 13.64	$ 12 .07	$ 11.88
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .19	0.36	0.26	0.18	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	1 .09	(5 .87)	1.81	1.66	0 .18

Total From Investment Operations	1 .28	(5 .51)	2.07	1.84	0 .19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .20)	(0 .39)	(0 .31)	(0 .15)	–
Distributions from Realized Gains	(0 .36)	(0 .32)	(0 .10)	(0 .12)	–

Total Dividends and Distributions	(0 .56)	(0 .71)	(0 .41)	(0 .27)	–

Net Asset Value, End of Period	$ 9.80	$ 9.08	$ 15.30	$ 13 .64	$ 12.07

Total Return(c)	15 .44%	(37 .66)%	15 .55%	15.46%	1 .60%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 49,349	$ 33,002	$ 39,873	$ 17,509	$ 2,564
Ratio of Expenses to Average Net Assets(e),(f)	0 .46%	0 .50%	0 .50%	0.64%	1 .40%(g)
Ratio of Net Investment Income to Average Net Assets	2 .18%	2 .85%	1 .81%	1.39%	0 .14%(g)
Portfolio Turnover Rate	9 .5%	6.6%	15 .5%	9 .4%	4.8%(g)

	2009	2008	2007	2006	2005(a)

PRINCIPAL LIFETIME 2030 FUND

Class B shares

Net Asset Value, Beginning of Period	$ 9.08	$ 15.28	$ 13.60	$ 12.04	$ 11.88
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .14	0.30	0.15	0.09	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	1 .08	(5 .90)	1.84	1.65	0 .19

Total From Investment Operations	1 .22	(5 .60)	1.99	1.74	0 .16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .28)	(0 .21)	(0 .06)	–
Distributions from Realized Gains	(0 .36)	(0 .32)	(0 .10)	(0 .12)	–

Total Dividends and Distributions	(0 .47)	(0 .60)	(0 .31)	(0 .18)	–

Net Asset Value, End of Period	$ 9.83	$ 9.08	$ 15.28	$ 13.60	$ 12.04

Total Return(c)	14 .57%	(38 .04)%	14 .86%	14.55%	1 .35%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,373	$ 6,193	$ 9,058	$ 4,175	$ 789
Ratio of Expenses to Average Net Assets(e),(f)	1 .22%	1 .25%	1 .25%	1.40%	2 .15%(g)
Ratio of Net Investment Income to Average Net Assets	1 .58%	2 .36%	1 .08%	0.72%	(0 .68)%(g)
Portfolio Turnover Rate	9 .5%	6.6%	15 .5%	9 .4%	4.8%(g)

(a)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager's contractual expense limit.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Computed on an annualized basis.

See accompanying notes.

78

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

PRINCIPAL LIFETIME 2040 FUND

Class A shares

Net Asset Value, Beginning of Period	$ 8 .99	$ 15.57	$ 13.68	$ 12.18	$ 11.96
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .16	0.34	0.22	0.14	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	1 .07	(6 .22)	2.07	1.76	0 .24

Total From Investment Operations	1 .23	(5 .88)	2.29	1.90	0 .22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .17)	(0 .39)	(0 .30)	(0 .29)	–
Distributions from Realized Gains	(0 .34)	(0 .31)	(0 .10)	(0 .11)	–

Total Dividends and Distributions	(0 .51)	(0 .70)	(0 .40)	(0 .40)	–

Net Asset Value, End of Period	$ 9.71	$ 8.99	$ 15.57	$ 13.68	$ 12.18

Total Return(c)	14 .98%	(39 .41)%	17 .09%	15.93%	1 .84%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 30,106	$ 19,918	$ 24,434	$ 9,356	$ 1,433
Ratio of Expenses to Average Net Assets(e),(f)	0 .46%	0 .50%	0 .50%	0.64%	1 .40%(g)
Ratio of Net Investment Income to Average Net Assets	1 .85%	2 .68%	1 .49%	1.08%	(0 .38)%(g)
Portfolio Turnover Rate	5 .8%	6.0%	16 .5%	13.1%	7.1%(g)

	2009	2008	2007	2006	2005(a)

PRINCIPAL LIFETIME 2040 FUND

Class B shares

Net Asset Value, Beginning of Period	$ 8.91	$ 15.42	$ 13.55	$ 12.16	$ 11.96
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .11	0.25	0.12	0.05	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	1 .05	(6 .17)	2.04	1.74	0 .25

Total From Investment Operations	1 .16	(5 .92)	2.16	1.79	0 .20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .28)	(0 .19)	(0 .29)	–
Distributions from Realized Gains	(0 .34)	(0 .31)	(0 .10)	(0 .11)	–

Total Dividends and Distributions	(0 .43)	(0 .59)	(0 .29)	(0 .40)	–

Net Asset Value, End of Period	$ 9.64	$ 8.91	$ 15.42	$ 13.55	$ 12.16

Total Return(c)	14 .11%	(39 .79)%	16 .22%	15.03%	1 .67%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,463	$ 4,794	$ 6,161	$ 3,090	$ 621
Ratio of Expenses to Average Net Assets(e),(f)	1 .22%	1 .25%	1 .25%	1.40%	2 .15%(g)
Ratio of Net Investment Income to Average Net Assets	1 .29%	1 .99%	0 .86%	0.38%	(1 .17)%(g)
Portfolio Turnover Rate	5 .8%	6.0%	16 .5%	13.1%	7.1%(g)

(a)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager's contractual expense limit.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Computed on an annualized basis.

See accompanying notes.

79

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

PRINCIPAL LIFETIME 2050 FUND

Class A shares

Net Asset Value, Beginning of Period	$ 8 .72	$ 15.36	$ 13.41	$ 11.74	$ 11.48
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .13	0.33	0.19	0.09	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	1 .04	(6 .24)	2.13	1.80	0 .30

Total From Investment Operations	1 .17	(5 .91)	2.32	1.89	0 .26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .37)	(0 .26)	(0 .11)	–
Distributions from Realized Gains	(0 .36)	(0 .36)	(0 .11)	(0 .11)	–

Total Dividends and Distributions	(0 .51)	(0 .73)	(0 .37)	(0 .22)	–

Net Asset Value, End of Period	$ 9.38	$ 8.72	$ 15.36	$ 13.41	$ 11.74

Total Return(c)	14 .66%	(40 .22)%	17 .71%	16.30%	2 .26%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,611	$ 11,391	$ 14,930	$ 5,685	$ 553
Ratio of Expenses to Average Net Assets(e),(f)	0 .46%	0 .50%	0 .50%	0.64%	1 .50%(g)
Ratio of Net Investment Income to Average Net Assets	1 .63%	2 .70%	1 .32%	0.67%	(0 .93)%(g)
Portfolio Turnover Rate	15 .2%	6.8%	21 .2%	15.9%	7.5%(g)

	2009	2008	2007	2006(h)

PRINCIPAL LIFETIME 2050 FUND

Class B shares

Net Asset Value, Beginning of Period	$ 8.63	$ 15.21	$ 13.30	$ 12.64
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .09	0.25	0.02	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	1 .01	(6 .20)	2.18	0.71

Total From Investment Operations	1 .10	(5 .95)	2.20	0.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .27)	(0 .18)	–
Distributions from Realized Gains	(0 .36)	(0 .36)	(0 .11)	–

Total Dividends and Distributions	(0 .43)	(0 .63)	(0 .29)	–

Net Asset Value, End of Period	$ 9.30	$ 8.63	$ 15.21	$ 13.30

Total Return(c)	13 .78%	(40 .67)%	16 .80%	5.22%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,762	$ 1,496	$ 2,106	$ 451
Ratio of Expenses to Average Net Assets(e),(f)	1 .22%	1 .25%	1 .25%	1.25%(g)
Ratio of Net Investment Income to Average Net Assets	1 .14%	2 .05%	0 .15%	(0.63)%(g)
Portfolio Turnover Rate	15 .2%	6.8%	21 .2%	15.9%(g)

(a)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager's contractual expense limit.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Computed on an annualized basis.

(h)	Period from March 15, 2006, date shares first offered, through October 31, 2006.

See accompanying notes.

80

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Class A shares

Net Asset Value, Beginning of Period	$ 9 .43	$ 12.95	$ 12.74	$ 11 .98	$ 11.96
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .26	0.52	0.51	0.40	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	0 .85	(3 .36)	0.15	0.68	(0 .06)

Total From Investment Operations	1 .11	(2 .84)	0.66	1.08	0 .02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .46)	(0 .51)	(0 .39)	(0 .20)	–
Distributions from Realized Gains	(0 .13)	(0 .17)	(0 .06)	(0 .12)	–

Total Dividends and Distributions	(0 .59)	(0 .68)	(0 .45)	(0 .32)	–

Net Asset Value, End of Period	$ 9.95	$ 9.43	$ 12.95	$ 12 .74	$ 11.98

Total Return(c)	12 .76%	(23 .06)%	5 .30%	9.16%	0 .17%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 21,341	$ 17,473	$ 15,668	$ 6,635	$ 1,832
Ratio of Expenses to Average Net Assets(e),(f)	0 .47%	0 .50%	0 .50%	0.65%	1 .30%(g)
Ratio of Net Investment Income to Average Net Assets	2 .85%	4 .57%	3 .98%	3.24%	1 .90%(g)
Portfolio Turnover Rate	35 .9%	30 .7%	25 .3%	48.9%	43 .8%(g)

	2009	2008	2007	2006(h)

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Class B shares

Net Asset Value, Beginning of Period	$ 9 .32	$ 12.82	$ 12.63	$ 12.12
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .20	0.45	0.40	0.23
Net Realized and Unrealized Gain (Loss) on Investments	0 .85	(3 .36)	0.16	0.28

Total From Investment Operations	1 .05	(2 .91)	0.56	0.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .38)	(0 .42)	(0 .31)	–
Distributions from Realized Gains	(0 .13)	(0 .17)	(0 .06)	–

Total Dividends and Distributions	(0 .51)	(0 .59)	(0 .37)	–

Net Asset Value, End of Period	$ 9.86	$ 9.32	$ 12.82	$ 12.63

Total Return(c)	12 .08%	(23 .73)%	4 .51%	4.21%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 730	$ 816	$ 758	$ 114
Ratio of Expenses to Average Net Assets(e),(f)	1 .22%	1 .25%	1 .25%	1.25%(g)
Ratio of Net Investment Income to Average Net Assets	2 .23%	3 .95%	3 .18%	3.00%(g)
Portfolio Turnover Rate	35 .9%	30 .7%	25 .3%	48.9%(g)

(a)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager's contractual expense limit.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Computed on an annualized basis.

(h)	Period from March 15, 2006, date shares first offered, through October 31, 2006.

See accompanying notes.

81

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

SAM BALANCED PORTFOLIO

Class A shares

Net Asset Value, Beginning of Period	$ 10.84	$ 16.18	$ 14.51	$ 13.32	$ 12.64
Income from Investment Operations:
Net Investment Income (Loss)	0 .30(a)	0.47(a)	0.37(a)	0.28	0 .23
Net Realized and Unrealized Gain (Loss) on
Investments	1.06	(4 .53)	1.70	1.20	0 .68

Total From Investment Operations	1 .36	(4 .06)	2.07	1.48	0 .91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .29)	(0 .51)	(0 .32)	(0.29)	(0 .23)
Distributions from Realized Gains	(0 .91)	(0 .77)	(0 .08)	–	–

Total Dividends and Distributions	(1 .20)	(1 .28)	(0 .40)	(0.29)	(0 .23)

Net Asset Value, End of Period	$ 11.00	$ 10.84	$ 16.18	$ 14.51	$ 13.32

Total Return(b)	14 .51%	(27 .01)%	14 .48%	11.26%	7 .20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,550,550	$ 1,685,305	$ 2,594,033	$ 2,389,102	$ 2,125,167
Ratio of Expenses to Average Net Assets(c)	0 .74%	0 .67%	0 .64%	0.66%	0 .94%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	0 .64%	0.66%	0 .94%
Ratio of Net Investment Income to Average Net Assets.	3 .01%	3 .39%	2 .42%	2.01%	1 .69%
Portfolio Turnover Rate	5 .1%	34 .8%	14 .6%	10.0%	0.0%

	2009	2008	2007	2006	2005

SAM BALANCED PORTFOLIO

Class B shares

Net Asset Value, Beginning of Period	$ 10.81	$ 16.14	$ 14.47	$ 13.28	$ 12.61
Income from Investment Operations:
Net Investment Income (Loss)	0 .22(a)	0.37(a)	0.26(a)	0.17	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	1 .06	(4 .53)	1.69	1.21	0 .67

Total From Investment Operations	1 .28	(4 .16)	1.95	1.38	0 .79
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .21)	(0 .40)	(0 .20)	(0.19)	(0 .12)
Distributions from Realized Gains	(0 .91)	(0 .77)	(0 .08)	–	–

Total Dividends and Distributions	(1 .12)	(1 .17)	(0 .28)	(0.19)	(0 .12)

Net Asset Value, End of Period	$ 10.97	$ 10.81	$ 16.14	$ 14.47	$ 13.28

Total Return(b)	13 .65%	(27 .57)%	13 .64%	10.44%	6 .32%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 572,722	$ 748,701	$ 1,377,682	$ 1,414,695	$ 1,419,870
Ratio of Expenses to Average Net Assets(c)	1 .53%	1 .43%	1 .40%	1.43%	1 .72%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	1 .40%	1.43%	1 .72%
Ratio of Net Investment Income to Average Net Assets	2 .28%	2 .71%	1 .69%	1.24%	0 .91%
Portfolio Turnover Rate	5 .1%	34 .8%	14 .6%	10.0%	0.0%

	2009	2008	2007	2006	2005

SAM BALANCED PORTFOLIO

Class C shares

Net Asset Value, Beginning of Period	$ 10.75	$ 16.05	$ 14.40	$ 13.22	$ 12.55
Income from Investment Operations:
Net Investment Income (Loss)	0 .22(a)	0.36(a)	0.25(a)	0.17	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	1 .05	(4 .49)	1.69	1.20	0 .67

Total From Investment Operations	1 .27	(4 .13)	1.94	1.37	0 .80
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .22)	(0 .40)	(0 .21)	(0 .19)	(0 .13)
Distributions from Realized Gains	(0 .91)	(0 .77)	(0 .08)	–	–

Total Dividends and Distributions	(1 .13)	(1 .17)	(0 .29)	(0 .19)	(0 .13)

Net Asset Value, End of Period	$ 10.89	$ 10.75	$ 16.05	$ 14.40	$ 13.22

Total Return(b)	13 .62%	(27 .52)%	13 .59%	10.47%	6 .41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 575,405	$ 639,449	$ 966,785	$ 883,759	$ 734,801
Ratio of Expenses to Average Net Assets(c)	1 .48%	1 .41%	1 .40%	1.41%	1 .70%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	1 .40%	1.41%	1 .70%
Ratio of Net Investment Income to Average Net Assets	2 .28%	2 .65%	1 .65%	1.26%	0 .93%
Portfolio Turnover Rate	5 .1%	34 .8%	14 .6%	10.0%	0.0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(c)	Does not include expenses of the investment companies in which the Portfolio invests.

(d)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

82

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

SAM CONSERVATIVE BALANCED PORTFOLIO

Class A shares

Net Asset Value, Beginning of Period	$ 8.84	$ 11.93	$ 11.12	$ 10.49	$ 10.27
Income from Investment Operations:
Net Investment Income (Loss)	0 .32(a)	0.41(a)	0.36(a)	0.31	0 .26(a)
Net Realized and Unrealized Gain (Loss) on Investments	0 .99	(2 .65)	0.86	0.65	0 .23

Total From Investment Operations	1 .31	(2 .24)	1.22	0.96	0 .49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .31)	(0 .44)	(0 .33)	(0 .31)	(0 .26)
Distributions from Realized Gains	(0 .37)	(0 .41)	(0 .08)	(0 .02)	(0 .01)

Total Dividends and Distributions	(0 .68)	(0 .85)	(0 .41)	(0 .33)	(0 .27)

Net Asset Value, End of Period	$ 9.47	$ 8.84	$ 11.93	$ 11.12	$ 10.49

Total Return(b)	16 .04%	(20 .00)%	11 .17%	9.31%	4 .82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 274,740	$ 247,297	$ 317,494	$ 309,946	$ 291,796
Ratio of Expenses to Average Net Assets(c)	0 .74%	0 .68%	0 .66%	0.68%	1 .00%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	0 .66%	0.68%	1 .00%
Ratio of Net Investment Income to Average Net Assets	3 .71%	3 .83%	3 .18%	2.89%	2 .47%
Portfolio Turnover Rate	9 .2%	27 .7%	12 .7%	13.0%	2.0%

	2009	2008	2007	2006	2005

SAM CONSERVATIVE BALANCED PORTFOLIO

Class B shares

Net Asset Value, Beginning of Period	$ 8 .82	$ 11.91	$ 11.10	$ 10.47	$ 10.25
Income from Investment Operations:
Net Investment Income (Loss)	0 .25(a)	0.33(a)	0.28(a)	0.23	0 .18(a)
Net Realized and Unrealized Gain (Loss) on Investments	0 .99	(2 .65)	0.85	0.65	0 .23

Total From Investment Operations	1 .24	(2 .32)	1.13	0.88	0 .41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .24)	(0 .36)	(0 .24)	(0 .23)	(0 .18)
Distributions from Realized Gains	(0 .37)	(0 .41)	(0 .08)	(0 .02)	(0 .01)

Total Dividends and Distributions	(0 .61)	(0 .77)	(0 .32)	(0 .25)	(0 .19)

Net Asset Value, End of Period	$ 9.45	$ 8.82	$ 11.91	$ 11.10	$ 10.47

Total Return(b)	15 .15%	(20 .65)%	10 .33%	8.50%	4 .02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 93,923	$ 107,873	$ 159,229	$ 166,857	$ 169,869
Ratio of Expenses to Average Net Assets(c)	1 .54%	1 .44%	1 .43%	1.45%	1 .78%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	1 .43%	1.45%	1 .78%
Ratio of Net Investment Income to Average Net Assets	2 .96%	3 .12%	2 .42%	2.12%	1 .69%
Portfolio Turnover Rate	9 .2%	27 .7%	12 .7%	13.0%	2.0%

	2009	2008	2007	2006	2005

SAM CONSERVATIVE BALANCED PORTFOLIO

Class C shares

Net Asset Value, Beginning of Period	$ 8.78	$ 11.86	$ 11.06	$ 10.43	$ 10.22
Income from Investment Operations:
Net Investment Income (Loss)	0 .26(a)	0.32(a)	0.27(a)	0.23	0 .18(a)
Net Realized and Unrealized Gain (Loss) on Investments	0 .98	(2 .63)	0.85	0.65	0 .22

Total From Investment Operations	1 .24	(2 .31)	1.12	0.88	0 .40
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .25)	(0 .36)	(0 .24)	(0 .23)	(0 .18)
Distributions from Realized Gains	(0 .37)	(0 .41)	(0 .08)	(0 .02)	(0 .01)

Total Dividends and Distributions	(0 .62)	(0 .77)	(0 .32)	(0 .25)	(0 .19)

Net Asset Value, End of Period	$ 9.40	$ 8.78	$ 11.86	$ 11.06	$ 10.43

Total Return(b)	15 .21%	(20 .62)%	10 .31%	8.57%	4 .00%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 160,228	$ 149,913	$ 181,365	$ 170,789	$ 152,208
Ratio of Expenses to Average Net Assets(c)	1 .48%	1 .42%	1 .41%	1.43%	1 .76%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	1 .41%	1.43%	1 .76%
Ratio of Net Investment Income to Average Net Assets	3 .00%	3 .07%	2 .42%	2.14%	1 .71%
Portfolio Turnover Rate	9 .2%	27 .7%	12 .7%	13.0%	2.0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(c)	Does not include expenses of the investment companies in which the Portfolio invests.

(d)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

83

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

SAM CONSERVATIVE GROWTH PORTFOLIO

Class A shares

Net Asset Value, Beginning of Period	$ 11.58	$ 19.04	$ 16.44	$ 14.67	$ 13.56
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .22	0.45	0.29	0.18	0 .13
Net Realized and Unrealized Gain (Loss) on
Investments	0.95	(6 .36)	2.52	1.73	1 .11

Total From Investment Operations	1 .17	(5 .91)	2.81	1.91	1 .24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .22)	(0 .47)	(0 .21)	(0.14)	(0 .13)
Distributions from Realized Gains	(1 .15)	(1 .08)	–	–	–

Total Dividends and Distributions	(1 .37)	(1 .55)	(0 .21)	(0.14)	(0 .13)

Net Asset Value, End of Period	$ 11.38	$ 11.58	$ 19.04	$ 16.44	$ 14.67

Total Return(b)	12 .30%	(33 .63)%	17 .26%	13.07%	9 .19%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,103,246	$ 1,204,478	$ 2,002,371	$ 1,822,661	$ 1,561,310
Ratio of Expenses to Average Net Assets(c)	0 .77%	0 .68%	0 .65%	0.67%	0 .97%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	0 .65%	0.67%	0 .97%
Ratio of Net Investment Income to Average Net Assets.	2 .15%	2 .90%	1 .68%	1.16%	0 .89%
Portfolio Turnover Rate	4 .2%	32 .4%	16 .2%	11.0%	1.0%

	2009	2008	2007	2006	2005

SAM CONSERVATIVE GROWTH PORTFOLIO

Class B shares

Net Asset Value, Beginning of Period	$ 11.13	$ 18.36	$ 15.86	$ 14.25	$ 13.17
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .14	0.34	0.16	0.06	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	0 .90	(6 .15)	2.42	1.67	1 .09

Total From Investment Operations	1 .04	(5 .81)	2.58	1.73	1 .11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .34)	(0 .08)	(0.12)	(0 .03)
Distributions from Realized Gains	(1 .15)	(1 .08)	–	–	–

Total Dividends and Distributions	(1 .25)	(1 .42)	(0 .08)	(0.12)	(0 .03)

Net Asset Value, End of Period	$ 10.92	$ 11.13	$ 18.36	$ 15.86	$ 14.25

Total Return(b)	11 .41%	(34 .12)%	16 .35%	12.19%	8 .42%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 414,345	$ 545,926	$ 1,089,177	$ 1,093,660	$ 1,059,655
Ratio of Expenses to Average Net Assets(c)	1 .55%	1 .44%	1 .41%	1.44%	1 .75%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	1 .41%	1.44%	1 .75%
Ratio of Net Investment Income to Average Net Assets	1 .43%	2 .26%	0 .96%	0.39%	0 .11%
Portfolio Turnover Rate	4 .2%	32 .4%	16 .2%	11.0%	1.0%

	2009	2008	2007	2006	2005

SAM CONSERVATIVE GROWTH PORTFOLIO

Class C shares

Net Asset Value, Beginning of Period	$ 11.03	$ 18.22	$ 15.75	$ 14.15	$ 13.11
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .14	0.32	0.15	0.06	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	0 .90	(6 .08)	2.42	1.66	1 .08

Total From Investment Operations	1 .04	(5 .76)	2.57	1.72	1 .10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .35)	(0 .10)	(0 .12)	(0 .06)
Distributions from Realized Gains	(1 .15)	(1 .08)	–	–	–

Total Dividends and Distributions	(1 .27)	(1 .43)	(0 .10)	(0 .12)	(0 .06)

Net Asset Value, End of Period	$ 10.80	$ 11.03	$ 18.22	$ 15.75	$ 14.15

Total Return(b)	11 .48%	(34 .16)%	16 .38%	12.21%	8 .40%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 509,044	$ 590,888	$ 1,000,468	$ 906,470	$ 727,829
Ratio of Expenses to Average Net Assets(c)	1 .52%	1 .43%	1 .41%	1.43%	1 .73%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	1 .41%	1.43%	1 .73%
Ratio of Net Investment Income to Average Net Assets	1 .42%	2 .16%	0 .92%	0.40%	0 .13%
Portfolio Turnover Rate	4 .2%	32 .4%	16 .2%	11.0%	1.0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(c)	Does not include expenses of the investment companies in which the Portfolio invests.

(d)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

84

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

SAM FLEXIBLE INCOME PORTFOLIO

Class A shares

Net Asset Value, Beginning of Period	$ 9.50	$ 11.92	$ 11.54	$ 11.19	$ 11.26
Income from Investment Operations:
Net Investment Income (Loss)	0 .41(a)	0.45(a)	0.44(a)	0.41	0 .35
Net Realized and Unrealized Gain (Loss) on Investments	1 .18	(2 .13)	0.41	0.39	(0 .03)

Total From Investment Operations	1 .59	(1 .68)	0.85	0.80	0 .32
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .41)	(0 .47)	(0 .43)	(0 .42)	(0 .35)
Distributions from Realized Gains	(0 .24)	(0 .27)	(0 .04)	(0 .03)	(0 .04)

Total Dividends and Distributions	(0 .65)	(0 .74)	(0 .47)	(0 .45)	(0 .39)

Net Asset Value, End of Period	$ 10.44	$ 9.50	$ 11.92	$ 11.54	$ 11.19

Total Return(b)	17 .66%	(14 .96)%	7 .54%	7.28%	2 .79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 390,778	$ 349,745	$ 393,734	$ 401,786	$ 443,361
Ratio of Expenses to Average Net Assets(c)	0 .74%	0 .67%	0 .65%	0.67%	1 .00%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	0 .65%	0.67%	1 .00%
Ratio of Net Investment Income to Average Net Assets	4 .34%	4 .09%	3 .75%	3.60%	3 .10%
Portfolio Turnover Rate	11 .4%	35 .1%	9.7%	8 .0%	3.0%

	2009	2008	2007	2006	2005

SAM FLEXIBLE INCOME PORTFOLIO

Class B shares

Net Asset Value, Beginning of Period	$ 9.48	$ 11.91	$ 11.53	$ 11.17	$ 11.24
Income from Investment Operations:
Net Investment Income (Loss)	0 .34(a)	0.38(a)	0.35(a)	0.33	0 .26
Net Realized and Unrealized Gain (Loss) on Investments	1 .18	(2 .16)	0.41	0.39	(0 .03)

Total From Investment Operations	1 .52	(1 .78)	0.76	0.72	0 .23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .33)	(0 .38)	(0 .34)	(0 .33)	(0 .26)
Distributions from Realized Gains	(0 .24)	(0 .27)	(0 .04)	(0 .03)	(0 .04)

Total Dividends and Distributions	(0 .57)	(0 .65)	(0 .38)	(0 .36)	(0 .30)

Net Asset Value, End of Period	$ 10.43	$ 9.48	$ 11.91	$ 11.53	$ 11.17

Total Return(b)	16 .85%	(15 .71)%	6 .72%	6.54%	1 .99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 143,196	$ 175,763	$ 258,168	$ 317,142	$ 384,036
Ratio of Expenses to Average Net Assets(c)	1 .52%	1 .44%	1 .42%	1.44%	1 .77%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	1 .42%	1.44%	1 .77%
Ratio of Net Investment Income to Average Net Assets	3 .61%	3 .39%	3 .00%	2.83%	2 .33%
Portfolio Turnover Rate	11 .4%	35 .1%	9.7%	8 .0%	3.0%

	2009	2008	2007	2006	2005

SAM FLEXIBLE INCOME PORTFOLIO

Class C shares

Net Asset Value, Beginning of Period	$ 9.43	$ 11.85	$ 11.47	$ 11.12	$ 11.19
Income from Investment Operations:
Net Investment Income (Loss)	0 .34(a)	0.37(a)	0.35(a)	0.32	0 .26
Net Realized and Unrealized Gain (Loss) on Investments	1 .17	(2 .14)	0.41	0.39	(0 .03)

Total From Investment Operations	1 .51	(1 .77)	0.76	0.71	0 .23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .34)	(0 .38)	(0 .34)	(0 .33)	(0 .26)
Distributions from Realized Gains	(0 .24)	(0 .27)	(0 .04)	(0 .03)	(0 .04)

Total Dividends and Distributions	(0 .58)	(0 .65)	(0 .38)	(0 .36)	(0 .30)

Net Asset Value, End of Period	$ 10.36	$ 9.43	$ 11.85	$ 11.47	$ 11.12

Total Return(b)	16 .87%	(15 .69)%	6 .76%	6.52%	2 .06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 171,350	$ 139,041	$ 143,587	$ 148,386	$ 162,140
Ratio of Expenses to Average Net Assets(c)	1 .47%	1 .42%	1 .42%	1.43%	1 .76%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	1 .42%	1.43%	1 .76%
Ratio of Net Investment Income to Average Net Assets	3 .59%	3 .35%	2 .99%	2.84%	2 .34%
Portfolio Turnover Rate	11 .4%	35 .1%	9.7%	8 .0%	3.0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(c)	Does not include expenses of the investment companies in which the Portfolio invests.

(d)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

85

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

SAM STRATEGIC GROWTH PORTFOLIO

Class A shares

Net Asset Value, Beginning of Period	$ 12.26	$ 21.28	$ 18.13	$ 15.99	$ 14.49
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .18	0.44	0.25	0.13	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	0 .93	(7 .84)	3.12	2.10	1 .48

Total From Investment Operations	1 .11	(7 .40)	3.37	2.23	1 .54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .47)	(0 .22)	(0.09)	(0 .04)
Distributions from Realized Gains	(1 .16)	(1 .15)	–	–	–

Total Dividends and Distributions	(1 .23)	(1 .62)	(0 .22)	(0.09)	(0 .04)

Net Asset Value, End of Period	$ 12.14	$ 12.26	$ 21.28	$ 18.13	$ 15.99

Total Return(b)	10 .98%	(37 .46)%	18 .75%	13.99%	10 .61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 705,912	$ 729,591	$ 1,232,964	$ 1,074,546	$ 885,165
Ratio of Expenses to Average Net Assets(c)	0 .82%	0 .72%	0 .68%	0.71%	1 .02%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	0 .68%	0.71%	1 .02%
Ratio of Net Investment Income to Average Net Assets	1 .71%	2 .58%	1 .30%	0.74%	0 .38%
Portfolio Turnover Rate	3 .7%	32 .5%	15 .7%	12.0%	1.0%

	2009	2008	2007	2006	2005

SAM STRATEGIC GROWTH PORTFOLIO

Class B shares

Net Asset Value, Beginning of Period	$ 11.55	$ 20.15	$ 17.18	$ 15.25	$ 13.90
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .10	0.33	0.12	(0 .01)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	0 .86	(7 .45)	2.94	2.01	1 .41

Total From Investment Operations	0 .96	(7 .12)	3.06	2.00	1 .35
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .33)	(0 .09)	(0 .07)	–
Distributions from Realized Gains	(1 .16)	(1 .15)	–	–	–

Total Dividends and Distributions	(1 .16)	(1 .48)	(0 .09)	(0 .07)	–

Net Asset Value, End of Period	$ 11.35	$ 11.55	$ 20.15	$ 17.18	$ 15.25

Total Return(b)	10 .12%	(37 .94)%	17 .86%	13.16%	9 .71%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 272,702	$ 343,364	$ 730,737	$ 718,841	$ 672,826
Ratio of Expenses to Average Net Assets(c)	1 .60%	1 .47%	1 .39%	1.48%	1 .79%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	1 .39%	1.48%	1 .79%
Ratio of Net Investment Income to Average Net Assets	1 .01%	2 .04%	0 .64%	(0 .03)%	(0 .39)%
Portfolio Turnover Rate	3 .7%	32 .5%	15 .7%	12.0%	1.0%

	2009	2008	2007	2006	2005

SAM STRATEGIC GROWTH PORTFOLIO

Class C shares

Net Asset Value, Beginning of Period	$ 11.57	$ 20.19	$ 17.22	$ 15.29	$ 13.93
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .10	0.30	0.09	–	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	0 .88	(7 .43)	2.98	2.00	1 .42

Total From Investment Operations	0 .98	(7 .13)	3.07	2.00	1 .36
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .34)	(0 .10)	(0 .07)	–
Distributions from Realized Gains	(1 .16)	(1 .15)	–	–	–

Total Dividends and Distributions	(1 .16)	(1 .49)	(0 .10)	(0 .07)	–

Net Asset Value, End of Period	$ 11.39	$ 11.57	$ 20.19	$ 17.22	$ 15.29

Total Return(b)	10 .30%	(37 .96)%	17 .90%	13.12%	9 .76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 304,256	$ 344,700	$ 616,494	$ 545,153	$ 417,865
Ratio of Expenses to Average Net Assets(c)	1 .57%	1 .46%	1 .49%	1.47%	1 .77%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	1 .49%	1.47%	1 .77%
Ratio of Net Investment Income to Average Net Assets	0 .98%	1 .88%	0 .49%	(0 .02)%	(0 .37)%
Portfolio Turnover Rate	3 .7%	32 .5%	15 .7%	12.0%	1.0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(c)	Does not include expenses of the investment companies in which the Portfolio invests.

(d)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

86

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders Principal Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (11 of 65 portfolios constituting Principal Funds, Inc.,(collectively the “Funds”)) as of October 31, 2009, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio for each of the periods presented through October 31, 2006, were audited by other auditors whose report dated December 18, 2006, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above constituting portfolios within Principal Funds, Inc. at October 31, 2009, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois December 18, 2009

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS, INC. October 31, 2009 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period		Ending	During Period
	Beginning	Account Value	May 1, 2009 to	Beginning	Account Value	May 1, 2009 to	Annualized
	Account Value	October 31,	October 31,	Account Value	October 31,	October 31,	Expense
	May 1, 2009	2009	2009(a)	May 1, 2009	2009	2009(a)	Ratio

Principal LifeTime 2010 Fund
Class A	$1,000.00	$1,189.90	$2.43	$1,000.00	$1,022.99	$2.24	0.44%
Principal LifeTime 2020 Fund
Class A	1,000.00	1,204.06	2.44	1,000.00	1,022.99	2.24	0.44
Class B	1,000.00	1,198.57	6.59	1,000.00	1,019.21	6.06	1.19
Principal LifeTime 2030 Fund
Class A	1,000.00	1,208.38	2.45	1,000.00	1,022.99	2.24	0.44
Class B	1,000.00	1,204.66	6.61	1,000.00	1,019.21	6.06	1.19
Principal LifeTime 2040 Fund
Class A	1,000.00	1,210.72	2.45	1,000.00	1,022.99	2.24	0.44
Class B	1,000.00	1,206.51	6.62	1,000.00	1,019.21	6.06	1.19
Principal LifeTime 2050 Fund
Class A	1,000.00	1,210.32	2.45	1,000.00	1,022.99	2.24	0.44
Class B	1,000.00	1,206.23	6.62	1,000.00	1,019.21	6.06	1.19
Principal LifeTime Strategic Income
Fund
Class A	1,000.00	1,148.96	2.38	1,000.00	1,022.99	2.24	0.44
Class B	1,000.00	1,145.18	6.43	1,000.00	1,019.21	6.06	1.19
SAM Balanced Portfolio
Class A	1,000.00	1,168.11	3.99	1,000.00	1,021.53	3.72	0.73
Class B	1,000.00	1,164.03	8.24	1,000.00	1,017.59	7.68	1.51
Class C	1,000.00	1,163.47	8.02	1,000.00	1,017.80	7.48	1.47

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period		Ending	During Period
	Beginning	Account Value	May 1, 2009 to	Beginning	Account Value	May 1, 2009 to	Annualized
	Account Value	October 31,	October 31,	Account Value	October 31,	October 31,	Expense
	May 1, 2009	2009	2009(a)	May 1, 2009	2009	2009(a)	Ratio

SAM Conservative Balanced Portfolio
Class A	$1,000.00	$1,149.21	$3.95	$1,000.00	$1,021.53	$3.72	0.73%
Class B	1,000.00	1,143.50	8.32	1,000.00	1,017.44	7.83	1.54
Class C	1,000.00	1,144.94	8.00	1,000.00	1,017.74	7.53	1.48
SAM Conservative Growth Portfolio
Class A	1,000.00	1,178.05	4.12	1,000.00	1,021.42	3.82	0.75
Class B	1,000.00	1,174.19	8.44	1,000.00	1,017.44	7.83	1.54
Class C	1,000.00	1,173.91	8.22	1,000.00	1,017.64	7.63	1.50
SAM Flexible Income Portfolio
Class A	1,000.00	1,143.72	4.05	1,000.00	1,021.42	3.82	0.75
Class B	1,000.00	1,139.31	8.20	1,000.00	1,017.54	7.73	1.52
Class C	1,000.00	1,139.78	7.87	1,000.00	1,017.85	7.43	1.46
SAM Strategic Growth Portfolio
Class A	1,000.00	1,186.71	4.35	1,000.00	1,021.22	4.02	0.79
Class B	1,000.00	1,181.06	8.63	1,000.00	1,017.29	7.98	1.57
Class C	1,000.00	1,182.76	8.47	1,000.00	1,017.44	7.83	1.54

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**

Elizabeth Ballantine	Principal, EBA Associates	103	The McClatchy
Director since 2004			Company
Member, Nominating and Governance
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	103	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	CEO/President, Vertical Growth	103	None
Director since 2008	Officer, and CFO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	103	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	103	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	President and CEO, Sassy, Inc.	103	None
Director since 2005
Member, Audit Committee
1951

William C. Kimball	Retired. Formerly Chairman and	103	Casey’s General Stores,
Director since 1999	CEO, Medicap Pharmacies, Inc.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	103	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired. Formerly, Chairman and	103	Catalytic Inc.; Vaagen
Director since 2007	CEO of BDO Seidman.		Bros. Lumber, Inc.
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Chairman and Director, Principal	103	None
Director, Chairman and CEO	Management Corporation, since 1999.
Member, Executive Committee	Director, Principal Funds Distributor,
1952	Inc. since 2007. Director, Princor
since 1999. President, Princor 1999-
2005. Senior Vice President, Principal
Life, since 2002. Prior thereto, Vice
President.

Nora M. Everett	President since 2008. Senior Vice	103	None
Director, President	President and Deputy General
Member, Executive Committee	Counsel, Principal Financial Group,
1959	Inc. 2004-2008. Vice President and
Counsel, Principal Financial Group,
Inc. 2001-2004.

William G. Papesh	Retired December 2007. Prior thereto,	103	None
Director	President and Director of Edge Asset
Member, Operations Committee	Management, Inc. since 2007;
1943	President and CEO of WM Group of
Funds 1987-2006.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Craig L. Bassett	Vice President and Treasurer, Principal Life.
Treasurer
711 High Street, Des Moines, IA 50392
1952

Michael J. Beer	Executive Vice President and Chief Operating
Executive Vice President	Officer, Principal Management Corporation.
711 High Street, Des Moines, IA 50392	Executive Vice President, Principal Funds
1961	Distributor, Inc., since 2007. President, Princor, since
2005.

Randy L. Bergstrom	Counsel, Principal Life.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

Name, Position Held with the Fund, Address, and Year of Birth David J. Brown Chief Compliance Officer 711 High Street, Des Moines, IA 50392 1960

Principal Occupation(s) During past 5 years

Vice President, Product & Distribution Compliance,

Principal Life. Senior Vice President, Principal

Management Corporation since 2004. Senior Vice President, Principal Funds Distributor, Inc., since 2007. Second Vice President, Princor, since 2003, and prior thereto, Vice President, Principal Management Corporation and Princor.

Jill R. Brown Senior Vice President 1100 Investment Blvd, ste 200 El Dorado Hills, CA 95762 1967

Second Vice President, Principal Financial Group and Senior Vice President, Principal Management Corporation and Princor, since 2006. Chief Financial Officer, Princor since 2003. Vice President, Princor 2003-2006. Senior Vice President and Chief Financial Officer, Principal Funds Distributor, Inc., since 2007. Prior thereto, Assistant Financial Controller, Principal Life.

Cary Fuchs

Senior Vice President of Distribution 1100 Investment Blvd, ste 200 El Dorado Hills, CA 95762 1957

Steve Gallaher Assistant Counsel

711 High Street Des Moines, IA 50392 1955

Ernie H. Gillum

Vice President, Assistant Secretary 711 High Street Des Moines, IA 50392 1955

Patrick A. Kirchner Assistant Counsel

711 High Street, Des Moines, IA 50392 1960

Carolyn F. Kolks Assistant Tax Counsel

711 High Street, Des Moines, IA 50392 1962

Layne A. Rasmussen

Vice President, Controller, and CFO 711 High Street, Des Moines, IA 50392 1958

Michael D. Roughton Counsel

711 High Street, Des Moines, IA 50392 1951

President, Principal Funds Distributor, since 2007;

Director of Mutual Fund Operations, Principal Shareholder Services, since 2005; prior thereto, Divisional Vice President Boston Financial Data Services.

Second Vice President and Counsel, Principal Life since 2006. Self-Employed Writer in 2005. 2004 and prior thereto Senior Vice President and Counsel of Principal Residential Mortgage, Inc.

Vice President and Chief Compliance Officer,

Principal Management Corporation, since 2004, and prior thereto, Vice President, Compliance and Product Development, Principal Management Corporation.

Counsel, Principal Life.

Counsel, Principal Life, since 2003 and prior thereto, Attorney.

Vice President and Controller – Mutual Funds,

Principal Management Corporation.

Vice President and Senior Securities Counsel, Principal Financial Group, Inc. Senior Vice President

and Counsel, Principal Management Corporation, Principal Funds Distributor, Inc., and Princor. Counsel, Principal Global.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Adam U. Shaikh	Counsel, Principal Life, since 2006. Prior thereto,
Assistant Counsel	practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, Principal Life, since 2003. Prior
Assistant Treasurer	thereto, Assistant Treasurer.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Director and Secretary - Principal Funds, Principal
Vice President and Secretary	Life, since 2007. Prior thereto, Business Manager for
711 High Street, Des Moines, IA 50392	Pella Corporation.
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2009 and the Statement of Additional Information dated March 1, 2009. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) the annual review and renewal of the Management Agreement and the subadvisory agreements relating to all Funds; (2) a subadvisory agreement related to the addition of Brown Investment Advisory Incorporated (“Brown”) to the LargeCap Growth Fund I series; (3) a subadvisory agreement related to the addition of Montag & Caldwell, Inc. (“Montag”) to the LargeCap Growth Fund II series; (4) amended subadvisory agreements related to a reduction in subadvisory fees for UBS Global Asset Management LP related to the LargeCap Value Fund I series, Goldman Sachs Asset Management LP related to the MidCap Value Fund I series, Emerald Advisers, Inc. related to the SmallCap Growth Fund II series, Pyramis Global Advisors, LLC related to the International Fund I series, and Principal Global Investors, LLC (“PGI”) related to the Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund and the Principal LifeTime Strategic Income Fund series (the “LifeTime Funds”); (5) a subadvisory agreement related to the addition of Thompson, Siegel & Walmsley LLC (“TS&W”) to the LargeCap Value Fund I series; (6) a subadvisory agreement related to the addition of ClearBridge Advisors, LLC (“Clearbridge”) to the LargeCap Blend Fund II series; (7) subadvisory agreements with Guggenheim Investment Management, LLC (“Guggenheim”) and Tortoise Capital Advisors, LLC (“Tortoise”) related to the Global Diversified Income Fund series; (8) an amended subadvisory agreement related to the addition of PGI to the International Equity Index Fund; (9) an amended subadvisory agreement related to the addition of Mellon Capital Management Corporation to the Bond Market Index Fund; and (10) an amended Management Agreement with Principal Management Corporation (“PMC”) related to the addition of the International Equity Index Fund and the Bond Market Index Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements.

At its September 14, 2009 meeting, the Board performed its annual review and renewal of the Management Agreement and the Subadvisory Agreements relating to all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and are not “interested persons” of PFI, as defined in the 1940 Act (the “Independent Directors”), annually to review and consider the continuation of: (1) the Management Agreement as it relates to the sixty-six (66) series of PFI (each series is referred to as a “Fund”) (2) the subadvisory agreements between the Manager and each of AllianceBernstein L.P.; American Century Investment Management, Inc.; Inc.; AXA Rosenberg Investment Management LLC.; Barrow, Hanley, Mewhinney & Strauss, Inc.; BlackRock Financial Management, Inc.; Brown; Causeway Capital Management LLC.; Columbus Circle Investors (“Columbus Circle”); Dimensional Fund Advisors, Inc.; Edge Asset Management Inc. (“Edge”); Emerald Advisors, Inc.; Essex Investment Management Company, LLC; Goldman Sachs Asset Management, L.P.; J.P. Morgan Investment Management, Inc.; Jacobs Levy Equity Management, Inc.; Los Angeles Capital Management and Equity Research, Inc.; Mellon Capital Management Corporation; Montag; Morgan Stanley Investment Management, Inc.; Neuberger Berman Fixed Income LLC.; Pacific Investment Management Company LLC; Principal Real Estate Investors, LLC (“PRIN”); PGI; Pyramis Global Advisors, LLC; Spectrum Asset Management, Inc. (“Spectrum”); T. Rowe Price Associates, Inc.; Turner Investment Partners, Inc.; UBS Global Asset Management (Americas), Inc.; Vaughan Nelson Investment Management, LP; and Westwood Management Corp.; (collectively, the “Subadvisors”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.” The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including but not limited to the following: (i) the investment performance of each Fund compared to the investment performance of a market index and a broad based industry category determined by Morningstar, (ii) a comparison of each Fund’s management fee (at current asset levels and theoretical asset levels) and expense ratio (at current asset levels) to the advisory fee and expense ratio for the mutual funds in a narrow peer group and a broad-based industry category, both selected by Lipper, (iii) fee schedules applicable to the Manager’s and the Subadvisors’ other clients, (iv) the Manager’s financial results and condition, including its profitability from services it performed for each Fund, (v) an analysis of the Manager’s and each Subadvisor’s allocation of the benefits of economies of scale, (vi) the Manager’s and each Subadvisors’ record of compliance with applicable laws and regulations, and with each Fund’s investment policies and restrictions, and (vii) the nature and character of the services the Manager and each Subadvisor provides to each Fund.

Nature, Extent and Quality of Services

With regard to the Manager, the Board considered the nature, quality and extent of services provided under the Management Agreement, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered the delegation of day-to-day portfolio management responsibility to the Subadvisors and the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Subadvisors. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained for the Funds.

With regard to each Subadvisor, the Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of each Subadvisor, investment approach of each Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered each Subadvisors’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due-diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods (both for a blended three- and five-year period and for a three-year period), and compared those returns to various agreed-upon performance measures, including market indices and peer group data based upon a broad-based, industry category determined by Morningstar. For Funds that did not have a three-year history, the Board reviewed performance for a one-year period. The Board also considered whether investment results were consistent with each Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met or exceeded acceptable levels of investment performance. There were some Funds, or certain Subadvisors for a multi-manager fund, that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. However, the Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisor at the appropriate time, if necessary. Therefore, the Board concluded that the Manager’s oversight of the Subadvisors was satisfactory.

As to each Fund, the Manager had advised the Board either that the investment services provided by each Subadvisor to the Fund were reasonable or the Subadvisor’s longer-term track record justified continuing the contract with more in-depth monitoring. Based upon all relevant factors, the Board concluded that either: (i) the investment performance of each Fund either met or exceeded acceptable levels of investment performance, and was therefore satisfactory; or (ii) although the Fund experienced underperformance, based upon that Fund’s particular circumstances, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory Agreements. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Investment Management Fees

The Board considered each Fund’s management fees. The Board received information, based on data supplied by Lipper, comparing each Fund’s contractual management fee (at current asset levels and at theoretical asset levels), actual (after fee waivers) management fee (at current asset levels), actual non-management fees (at current asset levels) and actual total expense ratio (at current asset levels for Class A shares) to advisory fees and expense ratios of mutual funds in a narrow peer group independently selected by Lipper (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For PFI Funds that did not offer Class A shares, the information provided was based upon Class I shares. In addition, the Board also reviewed information for Class I shares for certain Funds for which Class A shares were a small component of the Fund’s assets.

In assessing whether the management fees were reasonable, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and to other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total expense ratios, profitability and expense caps. For most Funds, actual management fees and expense ratios were within the third quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the third quartile, total expense ratios were within the third quartile or better. For Funds with expense ratios within the fourth quartile, the Board requested further explanation from the Manager regarding the reasonableness of management fees. The Board considered factors related to certain Funds with both actual management fees and total expenses higher than third quartile as compared to their Expense Group and certain other Funds that experienced significant underperformance. For the SAM Portfolios, the Board determined that the Manager’s unique active asset allocation strategy justified higher management fees than the Funds’ peer groups and that the total expense ratios (including the expenses of the underlying funds) compare favorably. The Board considered that certain PFI Funds have different management fees from certain other comparable funds managed by the Manager and noted the reasons cited by the Manager for the differing fees.

The Board also considered that the Manager had previously contractually agreed to reduce the management fees for fourteen PFI Funds that have recently implemented the “Core Satellite” structure and that the Manager had previously agreed to reduce the management fees for eleven LifeTime Funds.

With respect to the Board’s review of the expense caps in place with respect to certain Funds, the Board considered the Manager’s proposals to extend the expense caps in place for most Funds for an additional year, to raise the expense cap levels for certain Funds and to let expense caps for certain other Funds expire, based upon the individual circumstances of these Funds. The Board also considered the Manager’s proposals to either add new expense caps or to lower the expense cap levels (thereby decreasing the effective expense ratios) applicable to certain share classes of the Tax-Exempt Bond Fund and the Ultra-Short Bond Fund.

Considering all factors it deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the Management Agreement, for the year ended December 31, 2008. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (PGI, PRIN, Edge, Columbus Circle and Spectrum). The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

The Board considered each Fund’s subadvisory fee, noting that the Manager compensates each Subadvisor from its own management fee so that Fund shareholders pay only the management fee. In addition, with respect to unaffiliated subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadvisor. The Board also received information confirming that the subadvisory fees compared favorably with the fees charged by each Subadvisor to its other clients, as well as industry data supplied by Lipper. With respect to profitability, based upon the above and other factors, the Independent Directors determined that they need not review estimated levels of profits to each unaffiliated Subadvisor in order to reach their conclusions regarding the Subadvisory Agreements. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the Manager.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board also reviewed the levels at which breakpoints occurred and the amount of the reductions. The Board also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the LargeCap S&P 500 Index Fund, MidCap S&P 400 Index Fund, SmallCap S&P 600 Index Fund, Ultra Short Bond Fund and the LifeTime Funds series do not include breakpoints. Although their management fee schedules do not contain breakpoints, the Board noted that each of these Funds has a relatively low basis point fee for initial Fund assets and the Board concluded that these Funds do not generate sufficient economies of scale at their current asset sizes to justify a breakpoint at this time.

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale at current asset levels.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these fall-out benefits.

The Board also considered the character and amount of other incidental benefits received by each Subadvisor. The Board considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that, taking into account these benefits, the fees charged under each Subadvisory Agreement were reasonable.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the changes proposed by the Manager, is in the best interests of each Fund.

Brown, Montag, TS&W, Clearbridge, Guggenheim and Tortoise Subadvisory Agreements

At its June 8, 2009 meeting, the Board considered whether to approve subadvisory agreements with Brown related to the LargeCap Growth Fund I series and Montag related to the LargeCap Growth Fund II series. At its September 14, 2009 meeting, the Board considered whether to approve subadvisory agreements with TS&W related to the LargeCap Value Fund I series, Clearbridge related to the LargeCap Blend Fund II series, Guggenheim related to the Global Diversified Income Fund series and Tortoise related to the Global Diversified Income Fund series.

The Board considered the nature, quality and extent of services expected to be provided under each subadvisory agreement. The Board considered the reputation, qualifications and background of each subadvisor, investment approach of each subadvisor, the experience and skills of each subadvisor’s investment personnel who would be responsible for the day-to-day management of the series, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors for the Funds and that the due-diligence program recommended each subadvisor for the Funds.

The Board reviewed historical composite performance of each subadvisor as compared to its Morningstar peer group and relevant benchmark index as well as their expected performance. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

With respect to the subadvisory fees proposed to be paid to the subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and each subadvisor. The Board also compared the proposed fee schedule to that of the existing subadvisors for each Fund. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Funds under each proposed subadvisory agreement. The Board noted the breakpoints included in the fee schedules for Brown, Montag, TS&W, Clearbridge, and Tortoise and concluded that each of the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. The Board noted that the fee schedule for Guggenheim does not include breakpoints but concluded that the fee schedule is appropriate at current asset levels. On the basis of the information provided, the Board concluded that the proposed subadvisory fees were reasonable.

The Board determined that it need not review estimated levels of profits to each subadvisor because, as the Board noted, the Manager will compensate each subadvisor from its own management fees and the Manager had negotiated each subadvisory agreement with each subadvisor at arm’s-length. The Board also considered the character and amount of other incidental benefits to be received by the subadvisors. The Board noted the Manager’s representation that TS&W, Clearbridge, Brown and Montag have a policy to use soft dollars within the Section 28(e) safe harbor. The Board also noted the Manager’s representation that neither Guggenheim nor Tortoise intends to use soft dollars.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the subadvisory agreements were fair and reasonable and that approval of the sub-advisory agreements was in the best interests of the Funds.

PGI and Mellon Subadvisory Agreements and Amended Management Agreement with Manager

At the September 14, 2009 meeting, the Board also considered whether to approve the amended subadvisory agreements with PGI related to the International Equity Index Fund and Mellon related to the Bond Market Index Fund and an amended and restated Management Agreement with the Manager related to the International Equity Index Fund and the Bond Market Index Fund. The Management Agreement and the subadvisory agreements are collectively referred to as the “Advisory Agreements.” The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that in September 2009, in connection with the renewal of management agreements for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreement; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreement for the existing funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisors for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the Manager. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to the International Equity Index and Bond Market Index Funds under the Management Agreement are satisfactory.

The Board considered the nature, quality and extent of services expected to be provided under each subadvisory agreement. The Board considered the reputation, qualifications and background of each subadvisor, investment approach of each subadvisor, the experience and skills of each subadvisor’s investment personnel who would be responsible for the day-to-day management of the Funds, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors for the Funds and that the Manager recommended each subadvisor for the Funds based upon that program.

As the International Equity Index Fund and the Bond Market Index Fund were newly created series, the Board did not review performance of the Funds since no track records were available. The Board considered the representation by the Manager that PGI has achieved a solid performance record with other passive equity strategies, while maintaining satisfactory risk controls, and considered the ability of PGI to manage this type of index fund. The Board reviewed the historical performance of a Mellon composite portfolio with an investment strategy similar to the proposed portfolio strategy for the Bond Market Index Fund, as compared to a Morningstar peer group and the relevant benchmark index. The Board noted that as of June 30, 2009, Mellon had outperformed the relevant benchmark index over the last one, three, five and ten year periods. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board considered the Funds’ management and subadvisory fees. The Board received information from the Manager, based on data supplied by Lipper Analytical Services, comparing the proposed management fees to advisory fees of mutual funds with similar investment objectives. With respect to the subadvisory fees proposed to be paid to Mellon, the Board considered that the subadvisory fee rates were negotiated at arm’s length between the Manager and the subadvisor. The Board noted that each subadvisor represented that the proposed subadvisory fee for the Funds was not higher than fees charged to its other subadvisory clients with the same mandate. The Board considered whether there are economies of scale with respect to the management and subadvisory services to be provided to the Funds under the Advisory Agreements. Although the proposed management fee schedules do not include breakpoints, the Board concluded that the fee schedules are appropriate at currently anticipated asset levels. The Board noted the breakpoints included in the subadvisors’ fee schedules and concluded that the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

As the Funds are newly created series, the Board did not review information about the profitability of the Advisory Agreements to the Manager or subadvisors. The Board noted that, at least for the first year of operations, the profitability of the Funds was expected to be negative due to start-up costs and fee waivers, based upon forecasted asset levels. The Board also noted that the Manager has proposed to compensate the subadvisors from its own management fees and that the proposed fees are represented to be competitive. The Board also considered the character and amount of other incidental benefits to be received by the Manager and subadvisors. The Board noted the Manager’s representation that the soft dollar practices of PGI were appropriate and that Mellon will not use soft dollars.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of each Fund.

Reduction in Fees for Five Subadvisory Agreements

At its June 8, 2009 meeting, the Board considered whether to amend subadvisory agreements with UBS Global Asset Management (Americas) Inc. related to the LargeCap Value Fund I series, Goldman Sachs Asset Management LP related to the MidCap Value Fund I series, Emerald Advisers, Inc. related to the SmallCap Growth Fund II, Pyramis Global Advisors, LLC related to the International Fund I, and PGI related to the LifeTime Funds.

The Board noted that the amended subadvisory agreements were the same in all material aspects as the current subadvisory agreements other than changes lowering certain fee schedules for the listed Funds. As part of its consideration of the amendments, the Board noted that it approved the continuation of the subadvisory agreements for these subadvisors at its September 2008 meeting. In approving the amendments, the board determined that, given its previous consideration of the subadvisory agreements, it was not necessary to reconsider all of the factors it considered at its September 2008 meeting. The Board found that the change in each of the subadvisory fees would not reduce the quality or quantity of the services the subadvisor provides to the funds and that the subadvisors’ obligations under the subadvisory agreements would remain the same in all material respects.

FEDERAL INCOME TAX INFORMATION PRINCIPAL FUNDS, INC. October 31, 2009 (unaudited)

Long Term Capital Gain Dividends. Certain of the Funds distributed long term capital gain dividends during the fiscal year ended October 31, 2009. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended October 31, 2009, that qualifies for the dividend received deduction is as follows:

	Deductible		Deductible
	Percentage		Percentage

Principal LifeTime 2010 Fund	13%	SAM Balanced Portfolio	37%
Principal LifeTime 2020 Fund	21	SAM Conservative Balanced Portfolio	19
Principal LifeTime 2030 Fund	28	SAM Conservative Growth Portfolio	59
Principal LifeTime 2040 Fund	35	SAM Flexible Income Portfolio	11
Principal LifeTime 2050 Fund	40	SAM Strategic Growth Portfolio	100
Principal LifeTime Strategic Income Fund	5
Qualified Dividend Income. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended October 31, 2009, taxed at a maximum rate of 15% is as follows:

	Percentage		Percentage

Principal LifeTime 2010 Fund	21%	SAM Balanced Portfolio	48%
Principal LifeTime 2020 Fund	31	SAM Conservative Balanced Portfolio	25
Principal LifeTime 2030 Fund	43	SAM Conservative Growth Portfolio	76
Principal LifeTime 2040 Fund	54	SAM Flexible Income Portfolio	16
Principal LifeTime 2050 Fund	61	SAM Strategic Growth Portfolio	100
Principal LifeTime Strategic Income Fund	7

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you receive from the Fund’s transfer agent.

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Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

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GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

     Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

Principal Funds: Equity & Fixed-Income Funds

Annual Report

October 31, 2009

Letter from the President	1
Economic & Financial Market Review	2
Large U.S. Equity Funds’ Performance and Investment Overview:
Capital Appreciation Fund*	4
Disciplined LargeCap Blend Fund	6
Equity Income Fund	8
LargeCap Blend Fund I	10
LargeCap Blend Fund II	12
LargeCap Growth Fund	14
LargeCap Growth Fund I	16
LargeCap Growth Fund II	18
LargeCap S&P 500 Index Fund	20
LargeCap Value Fund	22
LargeCap Value Fund III	24

Small/Mid U.S. Equity Funds’ Performance and Investment Overview:

MidCap Blend Fund	26
MidCap Growth Fund III	28
MidCap Value Fund I	30
Real Estate Securities Fund	32
SmallCap Blend Fund	34
SmallCap Growth Fund	36
SmallCap Growth Fund II	38
SmallCap Value Fund	40
International Equity Funds’ Performance and Investment Overview:
Diversified International Fund	42
Global Real Estate Securities Fund	44
International Emerging Markets Fund	46
International Growth Fund	48
Specialty Funds’ Performance and Investment Overview:
Global Diversified Income Fund	50
Fixed-Income Funds’ Performance and Investment Overview:
Bond & Mortgage Securities Fund	52
California Municipal Fund	54
Government & High Quality Bond Fund	56
High Yield Fund	58
Income Fund	60
Inflation Protection Fund	62
Preferred Securities Fund	64
Tax-Exempt Bond Fund	66

Short-Term Fixed-Income Funds’ Performance and Investment Overview:

Short-Term Bond Fund	68
Short-Term Income Fund	70
Ultra Short Bond Fund	72
Money Market Fund	74
Glossary	76
Financial Statements	78
Notes to Financial Statements	140
Schedules of Investments	170
Financial Highlights	435
Report of Registered Independent Public Accounting Firm	471
Shareholder Expense Example	472
Supplemental Information	475

*	The full name of this fund is the Principal Capital Appreciation Fund.

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Nora Everett President, Principal Funds

Dear Shareholder,

Twelve months ago, we were in the depths of what may have been the first truly synchronized global recession. Economies in nearly every region of the world plummeted from October 2008 through March 2009, and most major asset classes suffered substantial losses. In the U.S., anxious investors saw the stock and bond markets experience their worst declines in 75 years.1 During this volatile period, you likely endured the stress of watching your own portfolio shrink in value.

Thankfully, it appears much has changed for the good since then. The global economy is growing, due in large part to the massive monetary and fiscal stimulus undertaken by governments in the U.S. and abroad. These efforts began to reap positive results in January as global bond markets started to improve. In March, stocks began picking up steam as well. What followed was a welcome and prolonged market rebound that remained in full swing as of October 31, 2009. Meanwhile, during the third quarter of 2009 the U.S. economy appeared to have exited its worst recession in over 50 years, surging 3.5% following four successive quarters of contraction.

So, are we out of the woods? No, not yet. While a number of elements needed for a sustained economic recovery are in place, other essential ones — such as adequate job growth and stronger consumer confidence — are not, and may take time to achieve. But with the U.S. economy improving and the world in the midst of a global recovery, we believe now is a good time to focus on rebuilding your portfolio. And we’re here to help.

Investment solutions to help you build for the future

Our mission is to provide investments that can help you achieve the financial future you have envisioned, through the ups and downs that markets invariably experience over time. We have had success in this regard. Most recently, three of our funds — the Principal Equity Income, High Yield, and Capital Appreciation Funds — received 2009 Lipper Fund Awards for their respective multi-year performance.2

With our wide range of funds, covering all core asset classes and many investment styles, you have clear choices for diversifying your portfolio. You can select a mix of our individual mutual funds; or, you can rely on our asset allocation expertise by investing in one of our turnkey target-risk Strategic Asset Management (SAM) Portfolios or target-date Principal LifeTime Funds, which are already broadly diversified. Our disciplined asset allocation process helps take the emotion out of investing — something you may find particularly appealing if you endured the stress of making investment decisions during the extreme volatility of the past two years.3

We encourage you to consult with your financial professional, who can help you evaluate and diversify your portfolio according to the levels of risk and return potential that are “right” for you. By doing so, you will be better positioned to benefit from market gains as they occur, while also knowing you have taken steps to prepare for market drops that are likely over time.

On behalf of everyone at Principal Funds, I thank you for your continued support.

1	Source for economic data provided in this letter: On the Other Hand: Economic Insights, Third Quarter 2009 and October 2009 editions, by Bob Baur and the Principal Global Investors Economic Committee. Bob Baur is managing director and chief global economist for Principal Global Investors, one of the sub-advisors of the Principal Funds.

2	Past performance is no guarantee of future results. The Principal Equity Income Fund (Class A) was named “Best Equity Income Fund over 10 years”,

the Principal High Yield Fund (Class I) was named “Best High Current Yield Fund over 5 years”, and the Principal Capital Appreciation Fund was named “Best Multi-Cap Core Fund over 10 years”. The calculation periods extend over 36, 60, and 120 months. The highest Lipper Leader for Consistent Return (effective return) value within each eligible classification determines the fund classification winner over 3, 5, or 10 years. Equity Income Fund – 3 years: 101/220 funds, 5 years: 9/170 funds, 10 years 1/100 funds. High Yield Fund – 3 years: 149/390 funds, 5 years: 1/337 funds, 10 years: 51/198 funds. Capital Appreciation Fund – 3 years: 32/622 funds, 5 years: 25/442 funds, 10 years: 1/184 funds. Not all investors may be eligible to invest in the Institutional class of shares. Past performance is no guarantee of future results.

3 Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is no guarantee of future results.

1

Economic & Financial Market Review

For roughly the first half of the 12-month period ended October 31, 2009, economies and markets in nearly every region of the world plummeted and most major asset classes suffered substantial losses. In the U.S., uncertainty about the economy and a general lack of confidence in the markets prevailed as stocks and bonds experienced their worst declines in 75 years.1

The situation improved markedly in the second half of the period, due in large part to the massive monetary and fiscal stimulus undertaken by governments in the U.S. and abroad. Global bond markets started to recover in January 2009, and in March stocks began rallying as well. In fact, most market indices finished the 12-month period in positive territory. The overall U.S. equity market posted a return of 10.8%2 for the fiscal year, as investors responded positively to a stream of more-positive-than-negative economic reports and the Federal Reserve’s commitment to keep the federal funds target interest rate very low (0.00% – 0.25%) for “an extended period.” Meanwhile, developed international equity markets, helped by a falling U.S. dollar, climbed 27.7%.3

Within U.S. equities, every sector achieved a positive return except for financials (which returned -6.6%). Information technology led the way, delivering 31.4% for the period.4 Growth stocks outperformed value, which was not surprising given that most information technology stocks fall within the growth category and financial stocks reside primarily in the value category. In terms of performance by market capitalization, mid-cap stocks posted the strongest returns for the period, outperforming both large caps and small caps.5

For the period, the broad U.S. fixed-income market delivered 13.8%.6 High-yield bonds performed particularly well, soaring 48.1% as investors demonstrated a willingness to take on more risk.7 Meanwhile, with regard to investment-grade bonds, corporates, asset-backed securities, and commercial mortgage-backed securities outperformed duration-adjusted U.S. Treasuries by 23.7%, 17.0%, and 14.6%, respectively.8

Data released primarily in the second and third quarters of 2009 revealed a slowly improving U.S. economy. In particular, the economy appeared to have exited the worst recession in 50 years sometime in the third quarter, when it surged 3.5% following four successive quarters of contraction. Also, home prices continued to improve, with homes in the top 10 and top 20 metro areas showing a monthly price increase of at least 1.2% in August (the seventh consecutive month of improvement in these statistics).9

1	Source for economic data: On the Other Hand: Economic Insights, Third Quarter 2009 and October 2009 editions, by Bob Baur and the Principal Global Investors Economic Committee. Bob Baur is managing director and chief global economist for Principal Global Investors, one of the sub-advisors of the Principal Funds.

2	As measured by the Russell 3000® Index.

3	As measured by the MSCI EAFE Index.

4	As measured by the sector components within the Russell 3000® Index.

2

But serious challenges remain. The jobs situation is seen by many economists as a critical headwind to economic recovery. While the number of jobs lost per month declined significantly during the period, the total number of jobs lost since December 2007 continued to grow, to a sobering total of 7.3 million by the end of October 2009. The unemployment rate also continued to rise, reaching 10.2% in October. Economists warned that should the unemployment rate deteriorate further, both consumer spending and consumer confidence could suffer as a result.

Meanwhile, concerns remained that ongoing real estate issues could derail the recovery. A round of commercial real estate losses would inhibit new real estate development and create an overhang of potential loan losses for banks, especially regional and community banks. Also, the possibility remains that home prices could again resume their decline, based on expanding mortgage delinquencies and a large supply of distressed properties that need to be liquidated.

However, with signs that the U.S. economy is improving and the world in the midst of a global recovery, it’s very possible the worst is behind us, and it is our opinion that we truly are in the early stages of an economic recovery.

*Indices are unmanaged, and individuals cannot invest directly in an index. Returns shown for indices assume reinvestment of all dividends and distributions. See glossary on page 76 for definitions of indices.

5	As measured by the Russell style indices.

6	As measured by Barclays Capital Aggregate Bond Index.

7	As measured by Barclays Capital U.S. Corporate High Yield Index.

8	As measured by components of Barclays Capital Aggregate Bond Index.

9	As measured by the S&P/Case-Shiller Home Price Index.

3

Capital Appreciation Fund*

Portfolio Manager: Philip M. Foreman, CFA Edge Asset Management, Inc.

During the period, individual stock selection was a positive, with Franklin Resources (a global investment management company) and Occidental Petroleum both contributing to the Fund’s performance. Also aiding performance was a slight overweighting in the health care sector.

A small overweighting in banks had a negative impact on performance. (However, an underweighting in the diversified finance industry, which includes banks, had an offsetting effect on performance.) Individual stocks that detracted from performance included Wells Fargo and Charles Schwab (a provider of investment services), which underperformed for the period. The investment industry as a whole was negatively impacted by low interest rates, which hurt interest income.

On June 30, 2009, the West Coast Equity Fund changed its name to the Principal Capital Appreciation Fund and eliminated its geographical focus on companies that resided primarily on the West Coast. The Principal Capital Appreciation Fund possesses the flexibility to invest in companies of any size. Its investment universe consists of stocks of small-, mid-, and large-cap companies located primarily in the United States.

The manager begins the investment process by looking at more than 6,400 publicly traded companies. This group is then screened for high return on invested capital, attractive free cash flow, growing sales per share, and high inside ownership. Typically, these screens reduce the number of companies to about 1,400, which are subsequently researched to identify “best companies” within specific sectors. The equity research team evaluates each company to identify its individual competitive advantages and to analyze the barriers to entry present in its industry. This further reduces the list to 400 companies, which are then evaluated to identify those firms that offer a good value within the current and anticipated economic environment. From the resulting list of approximately 150–175 companies, securities are considered for purchase when they are trading at the low end of their historical valuation range or at a discount to their enterprise value.

* The full name of this fund is the Principal Capital Appreciation Fund.

Large U.S. Equity Funds 4

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: -11.10% (1-year); 2.28% (5-year); 5.77% (10-year); 11.85% (since inception) Class B Shares: -11.29% (1-year); 2.12% (5-year); 5.58% (10-year); 11.47% (since inception) Class C Shares: -7.83% (1-year); 2.50% (5-year); 5.42% (10-year); 11.15% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized. The Capital Appreciation Fund’s performance in 1997 benefited from agreements to limit the fund’s expenses.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Large U.S. Equity Funds 5

Disciplined LargeCap Blend Fund

Portfolio Manager: Jeffrey A. Schwarte, CFA, CPA Principal Global Investors, LLC

During the period, the Fund had positive stock selection in the energy, industrial, and materials sectors. Stocks positively affecting relative returns included Citigroup Inc., Flowserve Corp., and Cameron International Corp.

On the negative side, the Fund’s investment strategy, which focuses on stocks with strong fundamentals, struggled during the period as investors bid up deep value, high beta, poor profitability-profile, and early-cyclical stocks. Also, the Fund had weak stock selection in the consumer discretionary, health care, and consumer staples sectors. Individual negative contributors to relative performance included State Street Corp., Amazon.com Inc., and Prudential Financial Inc.

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. It focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

Large U.S. Equity Funds 6

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: -14.35% (1-year); -0.93% (5-year); 3.31% (since inception) Class B Shares: -14.92% (1-year); -1.11% (5-year); 3.22% (since inception) Class C Shares: -10.85% (1-year); -0.52% (5-year); 3.46% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 12/31/02 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Large U.S. Equity Funds 7

Equity Income Fund

Portfolio Managers: Joseph T. Suty, CFA David W. Simpson, CFA Edge Asset Management, Inc.

During the period, the largest positive contributor to the Fund’s performance was stock selection within the financial sector. While volatility was the hallmark of the sector over the period, holdings in HCP, Inc. (a health care real estate investment trust), Bank of Nova Scotia, and Hartford Financial Services performed admirably. The second-largest positive contributor was stock selection within the industrial sector, as some international markets rebounded more quickly than the U.S. market. Holdings with a strong global presence that performed well included Siemens AG, Parker Hannifin, and Deere & Co. The third-largest positive contributor to performance was stock selection within the utility sector. While utilities as a sector slightly underperformed the market, holdings in Sempra Energy, Xcel Energy, and FPL Group outperformed both the sector and the market.

On the negative side, the largest detractor to performance was stock selection within the energy sector. Both Enerplus (a Canadian energy trust) and Valero (a large petroleum refiner) lagged the group. Enerplus fell after reducing its payout in response to lower commodity prices, and Valero suffered as refining margins declined sharply. The second-largest detractor was stock selection within the consumer staples sector. Holdings in WalMart Stores and Cadbury both underperformed the sector. WalMart lagged modestly as investors shied away from large retailers while pursuing smaller, more discretionary retailers. Stock selection within the information technology sector hurt performance as well. While the sector as a whole did well, exposure to Nokia and Applied Materials caused a slight underperformance. Nokia struggled in the competitive cell phone market and was sold during the period.

No material changes occurred in the Fund’s structure. The Fund focuses on providing investors with conservative, income-oriented exposure to the stock market. Using bottom-up fundamental and quantitative analysis, the portfolio managers seek undervalued large-cap firms that they believe demonstrate strong balance sheets, cash flow, and dividend growth prospects, plus the potential to weather most economic conditions. To enhance diversification and income potential, the Fund may also invest in real estate investment trusts as well as convertible, corporate, and government bonds.

Large U.S. Equity Funds 8

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: -14.54% (1-year); 0.79% (5-year); 5.17% (10-year); 8.35% (since inception) Class B Shares: -14.84% (1-year); 0.72% (5-year); 5.02% (10-year); 7.61% (since inception) Class C Shares: -11.14% (1-year); 1.15% (5-year); 4.94% (10-year); 7.59% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmarks assume reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Large U.S. Equity Funds 9

LargeCap Blend Fund I

Portfolio Managers: Robert C. Jones, CFA Andrew Alford Katinka Domotorffy, CFA Goldman Sachs Asset Management, L.P.

During the period, the Fund’s positions held in the telecommunication services and information technology sectors outpaced their peers in the benchmark the most. Specifically, overweighted positions in Microsoft Corp., Harman International Industries, Inc., and Bunge Ltd. were among the most successful selections for the period.

On the negative side, the Fund experienced negative performance across several themes. Quality was by far the worst-performing theme, followed by profitability, management, momentum, valuation, and sentiment. Among sectors, stock selection was negative overall. Holdings in the financial and consumer discretionary sectors were the least successful relative to their peers in the benchmark. With regard to individual stocks, a lack of exposure to Goldman Sachs Group, as well as overweighted positions in Family Dollar Stores, Inc. and Aflac Corp., were the biggest detractors from performance.

No material changes occurred in the Fund’s structure. Goldman Sachs Asset Management, L.P. (GSAM) employs a three-step process. First, they forecast expected returns on over 3,500 stocks on a daily basis using proprietary models developed by the QE team. Models are based on six investment themes--valuation, momentum, analyst sentiment, profitability, earnings quality, and management impact. The team uses computer optimization for portfolio construction. After stocks are assigned alphas by the stock selection model, portfolios are created through an optimization process that maximizes the portfolio’s expected return (net of transaction costs) for a given level of risk. The portfolios are run fully invested, with a targeted beta of 1.0. GSAM believes that to effectively manage portfolio risk, the optimizer must recognize the risk associated with each stock and should respond quickly to changing market conditions. For this reason, they have developed their own proprietary risk models to measure and manage portfolio risk. To better capture the changing risks in the market, they update the proprietary risk models with daily data and place higher weightings on the most recent information. Finally, transaction costs are considered at every step of the process, from weighting the investment themes, to portfolio optimization, to trading. After conducting extensive pre-trade analysis, GSAM implements and trades the portfolios in the most efficient manner possible using integrated trading systems and sophisticated transaction cost management techniques. In this way, they assure that all trading results in a net benefit to the Fund.

Large U.S. Equity Funds 10

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense. Effective 7/1/09, Principal will contractually limit the Fund’s management fees through the period ending 2/28/11. The expense limit will reduce the Fund’s management fees by 0.006% (expressed as a percent of average net assets on an annualized basis).

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: -14.88% (1-year); -2.02% (5-year); -3.86% (since inception) Class B Shares: -15.54% (1-year); -2.26% (5-year); -4.13% (since inception) Class C Shares: -11.17% (1-year); -1.62% (5-year); -3.99% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 12/31/00 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Large U.S. Equity Funds 11

LargeCap Blend Fund II

Portfolio Managers:

Mariateresa Monaco	Anna M. Dopkin, CFA	Scott Glasser
Principal Management	Anne M. Holcomb	Michael Kagan
Corporation	T. Rowe Price Associates, Inc.	ClearBridge Advisors

Stock selection in the financial sector was the largest source of outperformance, with the diversified financial securities industry being the best performer during the period. In particular, the portfolio benefited from an underweighting in Citigroup. Also, stock selection in information technology added value, led by stakes in software firms Red Hat and Salesforce.com. Both companies appreciated significantly during the period. Additionally, stock choices in the health care sector added to relative returns, particularly holdings in biotechnology.

In a period during which the portfolio outperformed the benchmark index, no sector detracted from performance. However, due to stock selection, telecommunications holdings added only fractionally to relative performance. Individual holdings Verizon Communication, AT&T, and Sprint Nextel detracted modestly from returns.

At the end of June 2009, Principal Management Corporation began implementing a core-satellite structure with this fund. The process of adding a core portfolio was completed in early July, and in October 2009, ClearBridge Advisors was added as a co-sub-advisor with T. Rowe Price. In a core-satellite structure, a fund is comprised of a “core” portfolio plus two or more “satellite” portfolios. The core portfolio serves as the foundation for the fund and is actively managed within narrow risk constraints. Its key goal is to help mitigate volatility within the fund. On the other hand, the key goal for the satellite portfolios — which are also actively managed — is to deliver excess return relative to their benchmarks. Due to this mandate, the satellite portfolios have correspondingly wider risk constraints.

T. Rowe Price keeps sector weightings approximately equal to those of the S&P 500. A team of T. Rowe Price equity analysts selects stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and value of the stock. ClearBridge — while maintaining characteristics similar to the S&P 500 — seeks stocks across the market spectrum and, being more opportunistic, tends to stray more from the index’s sector and industry weightings than T. Rowe Price.

Large U.S. Equity Funds 12

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense. Effective 7/1/09, Principal will contractually limit the Fund’s management fees through the period ending 2/28/11. The expense limit will reduce the Fund’s management fees by 0.018% (expressed as a percent of average net assets on an annualized basis).

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: -10.60% (1-year); -0.14% (5-year); -0.49% (since inception) Class B Shares: -10.90% (1-year); -0.06% (5-year); -0.55% (since inception) Class C Shares: -7.01% (1-year); 0.23% (5-year); -0.58% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 12/31/00 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Large U.S. Equity Funds 13

LargeCap Growth Fund

Portfolio Managers: Thomas J. Bisighini, CFA Anthony Rizza, CFA Columbus Circle Investors

The most significant positive contributors to performance during the period were Apple, Amazon, and Goldman Sachs. Apple’s strong performance was based on continued strength in its core PC business and accelerating benefits from its iPhone franchise, which profited from product innovation and geographic expansion. Amazon’s gains were predicated on strong online purchasing trends, as consumers increasingly used the company’s e-commerce site. In addition, the company benefited from the rapid adoption of its innovative Kindle electronic book reading device. Goldman’s success was driven by improved results within its investment banking franchise as banks and other corporations increasingly raised capital to bolster their financial positions and the stable economy prompted an upturn in strategic mergers and acquisitions.

On the negative side, the largest detractors from performance were Devon Energy, Delta Airlines, and Wells Fargo. Devon was hurt by declining energy prices as the global economy plummeted in late 2008 and early 2009. Delta’s traffic and passenger revenue trends were also hindered by the same economic weakness, along with the fears of H1N1 flu that curtailed discretionary travel. Wells Fargo was a victim of increased concerns about the capital adequacy of banks early in 2009.

No material changes occurred in the Fund’s structure. The Fund’s investment strategies are based on the premise that companies doing better than expected will have rising securities prices, while companies producing lower-than-expected results will not. This discipline is referred to as positive momentum and positive surprise. Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, the portfolio management team selects companies that meet the criteria of positive momentum and positive surprise.

Large U.S. Equity Funds 14

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: -16.54% (1-year); 1.04% (5-year); -4.48% (since inception) Class B Shares: -16.89% (1-year); 0.90% (5-year); -4.67% (since inception) Class C Shares: -13.20% (1-year); 1.33% (5-year); -4.70% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 12/31/00 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Large U.S. Equity Funds 15

LargeCap Growth Fund I

Portfolio Managers:

Mariateresa Monaco	Robert W. Sharps, CFA, CPA	Ken Stuzin
Principal Management Corporation	T. Rowe Price Associates, Inc.	Brown Advisory

Stock selection was strong over the period, particularly within the information technology sector. In fact, the top three individual contributors to positive performance came from this sector, including overweightings in Amazon.com, Inc., Marvell Technology Group, Ltd., and Juniper Networks, Inc. While sector-positioning relative to the Russell 1000® Growth Index contributed less than did stock selection to positive results, it was still positive. In particular, an average underweighting of approximately 10% in the consumer staples sector benefited returns. Additionally, the portfolio had a higher beta than the Russell 1000® Growth Index, which added significantly to returns in the up market during the period.

Although the materials sector does not have a large weighting in the Russell 1000® Growth Index, the portfolio’s underweighting in this sector of approximately 1.5% detracted from returns because materials outperformed the overall index. Also, stock selection in the materials sector detracted from relative returns during the period. Finally, the portfolio held stocks that in aggregate exhibited higher volatility in their prices than those held within the index, which also detracted from returns during the period.

At the end of June 2009, Principal Management Corporation began implementing a core-satellite structure with this fund. The process was completed in early July. Also in July, Brown Advisory was added as a co-sub-advisor with T. Rowe Price. In a core-satellite structure, a fund is comprised of a “core” portfolio plus two or more “satellite” portfolios. The core portfolio serves as the foundation for the fund and is actively managed within narrow risk constraints. Its key goal is to help mitigate volatility within the fund. On the other hand, the key goal for the satellite portfolios — which are also actively managed — is to deliver excess return relative to their benchmarks. Due to this mandate, the satellite portfolios have correspondingly wider risk constraints.

T. Rowe Price seeks to identify high-quality large-cap growth companies that they believe can generate real, sustainable double-digit earnings growth. T. Rowe Price follows a clearly defined investment process emphasizing fundamental research and active, bottom-up stock selection. Brown Advisory’s process starts with fundamental research conducted by research analysts who take a “private company approach,” in that they seek to own businesses that are industry leaders or hold a proprietary advantage over the competition. Analysts also develop an upside case and a downside case for each stock under consideration.

Large U.S. Equity Funds 16

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense. Effective 7/1/09, Principal will contractually limit the Fund’s management fees through the period ending 2/28/11. The expense limit will reduce the Fund’s management fees by 0.016% (expressed as a percent of average net assets on an annualized basis).

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: 1.47% (1-year); 0.82% (5-year); -3.73% (since inception) Class B Shares: 1.08% (1-year); 0.68% (5-year); -3.91% (since inception) Class C Shares: 5.99% (1-year); 1.58% (5-year); -3.59% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 12/31/00 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Large U.S. Equity Funds 17

LargeCap Growth Fund II

Portfolio Managers:

Mariateresa Monaco	Prescott LeGard, CFA	Ron Canakaris, CFA
Principal Management	Gregory J. Woodhams, CFA	Charles E. Markwalter, CFA
Corporation	American Century Investment Management, Inc.	Grover C. Maxwell III, CFA
Montag & Caldwell

Despite having positive stock selection in just four of the 10 sectors, stock selection was positive overall for the period because the positive sectors (led by consumer discretionary) outweighed the negative sectors. Also benefiting returns was a slight (approximately 1%) underweighting in the consumer staples sector, which added to returns because this traditionally defensive sector lagged the overall index during the period. Additionally, during the period the portfolio had a slightly higher beta than the benchmark index, which helped performance because returns over the period were positive (when returns are positive, having a higher beta than the index is beneficial).

Stock selection was negative in the energy sector, which included the portfolio’s weakest individual performer, Devon Energy Corp. Additionally, although overall sector weighting was generally in line with the Russell 1000® Growth Index, an average underweighting in the energy sector of approximately 1.5% detracted from relative returns, as this sector was the strongest performer in the Russell 1000® Growth Index. Finally, the portfolio’s overweighting in price momentum during the period detracted from returns; as the market lacked clear leadership during the period, positive price momentum was not rewarded.

At the end of June 2009, Principal Management Corporation began implementing a core-satellite structure with this fund. The process was completed in early July. Also in July, Montag & Caldwell was added as a co-sub-advisor with American Century. In a core-satellite structure, a fund is comprised of a “core” portfolio plus two or more “satellite” portfolios. The core portfolio serves as the foundation for the fund and is actively managed within narrow risk constraints. Its key goal is to help mitigate volatility within the fund. On the other hand, the key goal for the satellite portfolios — which are also actively managed — is to deliver excess return relative to their benchmarks. Due to this mandate, the satellite portfolios have correspondingly wider risk constraints.

American Century’s portfolio management team uses a disciplined, time-tested accelerated earnings investment philosophy. The team begins with a bottom-up stock-picking approach that relies on a combination of proprietary technology and fundamental analysis to invest primarily in U.S. large-cap companies that exhibit sustainable, accelerating earnings. They then conduct fundamental analysis to further evaluate attractive companies and identify those with sustainable growth. Montag & Caldwell attempts to create a portfolio of reasonably priced stocks having strong earnings momentum characteristics. The backbone of the research analyst process is the valuation analysis, which is performed on each stock. The expected value of a company is determined using a dividend discount model. At the end of the process, a company’s current stock price is compared to what the analysts determine to be its fair value. The firm attempts to buy companies they believe are at 80% of fair value and to sell them as they approach the target price ratio of 120%.

Large U.S. Equity Funds 18

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense. Effective 7/1/09, Principal will contractually limit the Fund’s management fees through the period ending 2/28/11. The expense limit will reduce the Fund’s management fees by 0.014% (expressed as a percent of average net assets on an annualized basis).

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: -9.65% (1-year); 0.60% (5-year); -3.56% (since inception) Class C Shares: -6.13% (1-year); 0.94% (5-year); -3.69% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 12/31/00 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Large U.S. Equity Funds 19

LargeCap S&P 500 Index Fund

Portfolio Managers: Dirk Laschanzky, CFA Scott Smith Principal Global Investors, LLC

The Fund seeks investment performance that corresponds to the performance of the S&P 500. As a result, the holdings in the Fund’s portfolio are closely aligned to the stocks within the index. Nine of the 10 economic sectors in the index posted positive returns during the period, with the information technology and consumer discretionary sectors providing the largest positive returns. The Fund continued to maintain exposures near the index with a goal of replicating index performance. The Fund maintained positions in the underlying securities and used other replicating securities for short-term investments and liquidity. On the negative side, the financial sector provided the lone negative returns for the period.

No material changes occurred in the Fund’s structure. The Fund uses a passive indexing strategy and does not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of negative stock market performance.

Large U.S. Equity Funds 20

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 1.5%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

This index-based investment option is invested in the stocks of the unmanaged index it tracks. There is no assurance that an index-based investment option will match the performance of the index itself. S&P 500 is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Principal Management Corporation. This fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in it.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: -9.06% (1-year); -0.01% (5-year); -1.85% (since inception) Class C Shares: -9.15% (1-year); -0.36% (5-year); -2.27% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 12/31/00 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Large U.S. Equity Funds 21

LargeCap Value Fund

Portfolio Managers: John Pihlblad, CFA Arild Holm, CFA Principal Global Investors, LLC

The Fund had positive stock selection in the materials, consumer staples, and financial sectors. Stocks positively affecting relative returns included MetLife, Inc., General Electric Co., and Wyndham Worldwide Corp.

On the negative side, the Fund had poor stock selection in the consumer discretionary, health care, and industrial sectors. Negative contributors to relative performance included Wells Fargo & Co., State Street Corp., and Morgan Stanley. The Fund’s investment strategy in general struggled during the period as investors ignored stock-specific fundamentals and focused on macroeconomic issues such as inflation, interest rates, and gross domestic product (GDP) growth.

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. It focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance and unintended portfolio risks are neutralized.

Large U.S. Equity Funds 22

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: -18.08% (1-year); -1.35% (5-year); -0.15% (since inception) Class B Shares: -18.64% (1-year); -1.50% (5-year); -0.25% (since inception) Class C Shares: -14.62% (1-year); -0.92% (5-year); -0.19% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 12/31/00 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Large U.S. Equity Funds 23

LargeCap Value Fund III

Portfolio Managers:

Mariateresa Monaco	U.S. Value Investment	Susan M. Byrne	Mark R. Freeman, CFA
Principal Management	Policy Group	Scott Lawson, CFA	Jay Singhania, CFA
Corporation	AllianceBernstein L.P.	Kellie R. Stark, CFA
Westwood Management Corporation

Stock selection was positive over the 12-month period, with the financial sector contributing the most to relative returns. Opportunistic holdings in Deutsche Bank AG and Prudential Financial Inc. were two of the largest individual contributors to positive relative returns. During the period the portfolio had an average overweighting in the information technology sector of approximately 6%, adding significantly to returns because this sector was the strongest-performing in the Russell 1000® Value Index. In aggregate, the portfolio held stocks that exhibited lower volatility in their prices than did stocks held within the index, which also benefited returns.

Although stock selection was positive overall for the period, three of the 10 sectors experienced negative stock selection, led by health care. In this sector, an out-of-index holding in Becton Dickinson & Co. was one of the largest individual detractors. Also, though the materials sector is a small part of the Russell 1000® Value Index, the portfolio’s average underweighting of approximately 2% in this sector detracted from returns, as materials performed significantly better than the overall index. Additionally, the portfolio, on average, had an overweighting in price momentum, which detracted from returns because the market lacked clear leadership during the period and as a result, positive price momentum was not favored.

At the end of June 2009, Principal Management Corporation began implementing a core-satellite structure with this fund. The process was completed in early July. In a core-satellite structure, a fund is comprised of a “core” portfolio plus two or more “satellite” portfolios. The core portfolio serves as the foundation for the fund and is actively managed within narrow risk constraints. Its key goal is to help mitigate volatility within the fund. On the other hand, the key goal for the satellite portfolios — which are also actively managed — is to deliver excess return relative to their benchmarks. Due to this mandate, the satellite portfolios have correspondingly wider risk constraints.

AllianceBernstein seeks to take advantage of pricing distortions due to short-term events. Value investing requires in-depth research into companies and industries and the discipline to stand by a company while it addresses temporary problems —even when others are avoiding it. AllianceBernstein identifies value by using a dividend discount model, which compares the present value of each company’s projected cash flows to its current stock price to calculate the stock’s long-term expected return. Westwood seeks to capture price anomalies that stem from operational improvements that they believe will result in significantly stronger earnings and long-term outperformance for the stock. Analysts focus on ideas that have limited downside risk and the opportunity to generate earnings and cash flows that are higher than what is implied by the current stock price.

Large U.S. Equity Funds 24

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 10/31/09. Returns displayed are based on net total investment expense.Effective 7/1/09, Principal will contractually limit the Fund’s management fees through the period ending 2/28/11. The expense limit will reduce the Fund’s management fees by 0.012% (expressed as a percent of average net assets on an annualized basis).

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: -15.96% (1-year); -3.60% (5-year); 0.28% (since inception) Class B Shares: -16.03% (1-year); -3.72% (5-year); 0.22% (since inception) Class C Shares: -12.52% (1-year); -3.22% (5-year); 0.20% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 12/31/00 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Large U.S. Equity Funds 25

MidCap Blend Fund

Portfolio Manager: K. William Nolin, CFA Principal Global Investors, LLC

Newmont Mining Corporation (a gold and precious metal mining company) contributed to the Fund’s performance during the period. The company appreciated substantially as gold prices rose and Newmont’s management continued to focus on bringing down mining costs. The Fund also benefited from owning Liberty Media Entertainment Corporation. Liberty’s shares soared in the period as the company started the process of monetizing its ownership position in satellite company DirectTV. Additionally, the Fund benefited from owning O’Reilly Automotive, a leader in the auto parts aftermarket. O’Reilly continued to integrate CSK Auto (an auto part aftermarket company O’Reilly acquired in the second quarter of 2008). O’Reilly was up over 37% in the past year amid a tough retail environment.

On the negative side, Covanta Holding Company detracted from the Fund’s performance. Covanta operates facilities that convert waste to energy throughout the United States, Europe, and Asia. While Covanta’s waste destruction business continued to be stable, the power markets into which Covanta sells energy weakened with the economy. Mercury General Corporation (an automobile insurance underwriter with regional operations throughout the United States) also detracted from performance. Mercury General saw declining margins over the period as underwriting in the auto insurance business became more competitive. Additionally, Williams Companies Inc. (an operator of pipelines, energy infrastructure, and natural gas-producing properties throughout the United States) hurt performance results. Williams declined over the period as the fall in natural gas prices reduced income from the company’s natural gas properties.

No material changes occurred in the Fund’s structure. The Fund’s strategy includes superior stock selection combined with disciplined risk management as the key to consistent outperformance. Superior stock selection is achieved through systematic evaluation of company fundamentals to produce in-depth original research. By focusing on fundamental research, four critical drivers of stock selection are emphasized: 1) sustainable competitive advantages, 2) market dominance in niche industries, 3) ability to generate high returns on invested capital consistently, and 4) attractive valuations.

Small/Mid U.S. Equity Funds 26

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Small-cap and mid-cap stocks may have additional risks, including greater price volatility.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: -10.02% (1-year); 2.97% (5-year); 4.53% (since inception) Class B Shares: -10.11% (1-year); 3.41% (5-year); 4.90% (since inception) Class C Shares: -6.35% (1-year); 3.26% (5-year); 4.37% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 12/31/00 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Small/Mid U.S. Equity Funds 27

MidCap Growth Fund III

Portfolio Managers:

Tara R. Hedlund, CFA, CPA	Ronald Gala, CFA	Bruce Jacobs	Mariateresa Monaco
Christopher K. McHugh	Adam T. Logan, CFA	Ken Levy	Principal Management
Jason D. Schrotberger, CFA	Mellon Capital Management	Jacobs Levy	Corporation
Turner Investment Partners, Inc.

Sector positioning relative to the Russell Midcap Growth Index was a positive contributor during the period. This was led by an underweighting in the health care sector. Though the average underweighting was only 1%, it made a difference because this traditionally defensive sector lagged the overall index returns. Also, during the second half of the period the portfolio had a higher beta than the index, which benefited returns, as the second half of the period experienced strong market returns. Finally, strong stock selection in the consumer staples sector added to performance.

Stock selection was negative overall. The worst stock selection was in the health care sector, as the portfolio significantly lagged the index’s performance in this sector. On average, the portfolio had an overweighting in price momentum, which detracted from returns as the market lacked clear leadership and positive price momentum was not in favor. Finally, in aggregate, the portfolio held stocks that exhibited higher volatility in their prices than the index, which hurt performance as well.

In November 2008, the MidCap Growth Fund I, sub-advised by Mellon Capital Management (Mellon Capital), was merged into the MidCap Growth Fund III; with the merger, Mellon Capital was added as a co-sub-advisor of the MidCap Growth Fund III.

In May 2009, the MidCap Growth Fund II was merged into the MidCap Growth Fund III; through this merger, Jacobs Levy was added as a third sub-advisor of the MidCap Growth Fund III. Also, at the end of June 2009 Principal Management Corporation began implementing a core-satellite structure with this fund. The process was completed in early July. In a core-satellite structure, a fund is comprised of a “core” portfolio plus two or more “satellite” portfolios. The core portfolio serves as the foundation for the fund and is actively managed within narrow risk constraints. Its key goal is to help mitigate volatility within the fund. On the other hand, the key goal for the satellite portfolios — which are also actively managed — is to deliver excess return relative to their benchmarks. Due to this mandate, the satellite portfolios have correspondingly wider risk constraints.

The investment philosophy of Turner is that earnings expectations drive stock prices. The strategy invests in a portfolio of companies that Turner believes have strong earnings prospects. Turner employs a fully-invested strategy, with sector weightings that approximate those of the Russell Midcap Growth Index. Mellon Capital employs a structured process that utilizes 18 quantitative models whose respective weightings are rotated over time. The process looks to provide the majority of the returns through stock selection, and will look to minimize certain risks such as beta, sector drift, style drift, and market-cap drift. Jacobs Levy believes the market is permeated with inefficiencies that are substantial enough in number and effect to offer opportunities for profitable active investment. They use intensive statistical modeling of a wide range of stocks and a variety of proprietary factors to detect and exploit these opportunities. Jacobs Levy uses a quantitative approach to build a diversified portfolio of mid-cap stocks.

Small/Mid U.S. Equity Funds 28

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 6/30/10 (Class B) and 2/28/10 (Class C). Returns displayed are based on net total investment expense. Effective 7/1/09, Principal will contractually limit the Fund’s management fees through the period ending 2/28/11. The expense limit will reduce the Fund’s management fees by 0.022% (expressed as a percent of average net assets on an annualized basis).

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Small-cap and mid-cap stocks may have additional risks, including greater price volatility.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: -8.66% (1-year); 2.09% (5-year); -3.37% (since inception) Class B Shares: -8.61% (1-year); 2.15% (5-year); -3.46% (since inception) Class C Shares: -5.07% (1-year); 2.57% (5-year); -3.43% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 12/31/00 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Small/Mid U.S. Equity Funds 29

MidCap Value Fund I

Portfolio Managers:

Dolores Bamford, CFA	Scott Carroll, CFA	David R. Borger, CFA	Stuart K. Matsuda	Mariateresa Monaco
Andrew Braun	Sean Gallagher	Christine M. Kugler	Hal W. Reynolds, CFA	Principal Management
Goldman Sachs Asset Management		Thomas D. Stevens, CFA		Corporation
LA Capital Management

Stock selection was mildly positive over the 12-month period, with six of 10 sectors producing positive stock selection. Stock selection was strongest in the financial sector. Positioning relative to the financial index contributed to returns as well. The portfolio, on average, was underweighted approximately 3.5% in the financial sector, which added to returns as this was the only sector in the index that delivered a negative return for the period. Also, the portfolio benefited from holding stocks that, on average, had higher price-to-book ratios than the stocks held in the Russell Midcap Value Index, because deeply discounted stocks (as measured by their price-to-book) lagged over the period.

Although stock selection was positive overall, it was negative in a few sectors, particularly in information technology and health care. On average, the portfolio had an overweighting in price momentum, which detracted from returns as the market lacked clear leadership during the period and positive price momentum was not favored. Also, during the period the portfolio had a slightly lower beta than the index, which detracted from performance because returns generally were positive (which caused the lower beta to be a negative).

At the end of June 2009, Principal Management Corporation began implementing a core-satellite structure with this fund. The process was completed in early July. In a core-satellite structure, a fund is comprised of a “core” portfolio plus two or more “satellite” portfolios. The core portfolio serves as the foundation for the fund and is actively managed within narrow risk constraints. Its key goal is to help mitigate volatility within the fund. On the other hand, the key goal for the satellite portfolios — which are also actively managed — is to deliver excess return relative to their benchmarks. Due to this mandate, the satellite portfolios have correspondingly wider risk constraints.

Goldman Sachs builds a portfolio using in-depth fundamental research and attempts to invest in good companies opportunistically when they are undervalued. The investment team of 14 investment professionals is organized by industry, with portfolio managers and research analysts focusing on a particular area of expertise. LA Capital uses a quantitative approach to build a diversified portfolio of mid-cap stocks. LA Capital believes that investor preferences for specific risk characteristics evolve with changing market conditions. The firm’s Dynamic Alpha stock selection model calculates expected returns from a universe of mid-capitalization securities.

Small/Mid U.S. Equity Funds 30

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 10/31/10. Returns displayed are based on net total investment expense. Effective 7/1/09, Principal will contractually limit the Fund’s management fees through the period ending 2/28/11. The expense limit will reduce the Fund’s management fees by 0.020% (expressed as a percent of average net assets on an annualized basis).

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Small-cap and mid-cap stocks may have additional risks, including greater price volatility.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: -8.90% (1-year); 2.64% (5-year); 4.17% (since inception) Class B Shares: -9.02% (1-year); 2.72% (5-year); 4.42% (since inception) Class C Shares: -5.24% (1-year); 3.05% (5-year); 4.42% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 12/31/03 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Small/Mid U.S. Equity Funds 31

Real Estate Securities Fund

Portfolio Manager: Kelly D. Rush, CFA Principal Real Estate Investors, LLC

During the period, the top positive contributor to performance was an overweighted position in SL Green, a New York office owner facing a number of balance sheet concerns. This company benefited from improving credit conditions and economic outlook, which boosted prices in this more economically sensitive sector. Well-timed ownership of industrial owner ProLogis also added value. The avoidance of this stock in its precipitous downfall proved to be favorable, and the stock’s positive impact on the Fund was compounded by subsequently establishing a meaningful position in the stock as it experienced a strong market rebound. Also, stock selection within the retail sector was a contributor to performance. A notable example was regional mall owner Macerich. The Fund held an underweighted position in this company during the market decline of the fourth quarter 2008 and later overweighted it during the market rally.

On the negative side, the main detractor to performance was the timing of owning a position in Alexandria Real Estate Equities. This stock was held as an overweighted position during the market decline, sold near its trough, and then was overweighted after a strong rally. Since that time it underperformed as the general market continued to rally. Another detractor was the avoidance of office owner HRPT Properties Trust. This company significantly outperformed during the market rally, as improvements in credit conditions and the economic outlook were strong catalysts for this high-leveraged, highly economically sensitive company. Additionally, an underweighted allocation to the net lease sector, as well as poor stock selection within the sector, detracted from returns. This underperformance was primarily due to the avoidance of a large index constituent, Realty Income Corporation, which performed exceptionally well during the market collapse of 2008.

No material changes occurred in the Fund’s structure. The Fund’s philosophy is that superior returns are achieved by investing in high-quality companies expected to experience favorable trends without overpaying for them. It encompasses a bottom-up, fundamental research-based process that includes index-relative portfolio construction with a quality bias.

Small/Mid U.S. Equity Funds 32

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Real estate investment options are subject to some risks inherent in real estate and real estate investment trusts (REITs), such as risks associated with general and local economic conditions. Investing in REITs involves special risks, including interest rate fluctuation, credit risks, and liquidity risks, including the effect of interest-rate conditions on real estate values and occupancy rates.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: -27.09% (1-year); 2.12% (5-year); 8.64% (since inception) Class B Shares: -27.17% (1-year); 2.29% (5-year); 8.56% (since inception) Class C Shares: -24.16% (1-year); 2.68% (5-year); 8.78% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 12/31/00 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Small/Mid U.S. Equity Funds 33

SmallCap Blend Fund

Portfolio Managers: Thomas Morabito, CFA Phil Nordhus, CFA Principal Global Investors, LLC

Stock selection in the financial, industrial, and utilities sectors contributed positively to performance during the period. In the financial sector, the Fund benefited from its exposure to bank and insurance companies with higher-quality loan and investment portfolios. In the industrial sector, returns were primarily helped by the Fund’s holdings in commercial aerospace companies, which were especially weak performers in the previous year but rebounded as fuel prices declined from their peak and economic weakness appeared to be slowing. In the utilities sector, the Fund’s returns were helped by its holdings in utility operators located where the rate-setting environment was more favorable.

On the negative side, stock selection in the consumer discretionary, materials, and information technology sectors detracted significantly from Fund performance. In the consumer discretionary and materials sectors, weak performance was primarily a result of what was not owned: companies that faced the most distress from the period’s turmoil in the financial markets rebounded sharply as improvements in the financial markets restored investor confidence. The Fund’s holdings in the software and services industry were concentrated in companies with more stable or recurring revenue, which substantially lagged the index as the market recovered and investors shifted their preference to companies with more economically sensitive revenues.

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. It focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

Small/Mid U.S. Equity Funds 34

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Small-cap stocks may have additional risks, including greater price volatility.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: -19.54% (1-year); -0.57% (5-year); 3.17% (since inception) Class B Shares: -19.97% (1-year); -0.59% (5-year); 3.01% (since inception) Class C Shares: -16.25% (1-year); -0.18% (5-year); 3.06% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 12/31/00 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Small/Mid U.S. Equity Funds 35

SmallCap Growth Fund

Portfolio Managers: Thomas Morabido, CFA Phil Nordhus, CFA Principal Global Investors, LLC

Stock selection in the industrial and energy sectors contributed positively to the portfolio. In the industrial sector, returns were primarily helped by the portfolio’s holdings in commercial aerospace companies, which were especially weak performers in the previous period but rebounded as fuel prices declined from their peak and economic weakness appeared to be slowing. In the energy sector, returns were primarily helped by the portfolio’s limited exposure to natural gas producers, where market prices remained weak for that commodity.

In the consumer discretionary sector, weak performance was primarily a result of what was not owned: companies that faced the most distress from the period’s turmoil in the financial markets rebounded sharply as improvements in the financial markets restored investor confidence. The portfolio’s software and services holdings were concentrated in companies with more stable or recurring revenues, which substantially lagged the index as investors shifted their preference to companies with more economically sensitive revenues. In the financial sector, the portfolio’s holdings in brokerage firms were a large detractor. These brokerage firms had difficulties adjusting to changes in their competitive environment, which adversely affected their operating performance and stock prices.

No material changes occurred in the portfolio structure. The portfolio’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The portfolio focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

Small/Mid U.S. Equity Funds 36

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Small-cap stocks may have additional risks, including greater price volatility.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: -18.83% (1-year); -1.30% (5-year); -2.56% (since inception) Class B Shares: -19.00% (1-year); -1.60% (5-year); -3.06% (since inception) Class C Shares: -15.34% (1-year); -0.91% (5-year); -2.71% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 12/31/00 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Small/Mid U.S. Equity Funds 37

SmallCap Growth Fund II

Portfolio Managers:

Kenneth G. Mertz II, CFA	Nancy B. Prial, CFA	Mariateresa Monaco
Stacey L. Sears	Essex Investment Management	Principal Management
Joseph W. Garner	Company, LLC	Corporation
Emerald Advisers, Inc.

An underweighting in industrials, one of the weaker sectors within the benchmark index, helped returns. Security selection within industrials was also beneficial to performance due to overweightings in Esco Technologies Inc. and EnerSys Inc. An out-of-index position in Bucyrus International was also favorable.

Security selection overall detracted from results, led by weakness in health care and financials. Within health care, an overweighting in Psychiatric Solutions and an underweighting in the star performer, Human Genome Sciences, hindered results the most. Within financials, overweightings in laggards SVB Financial Group and Private Bancorp, Inc. weighed on performance. An underweighting in beta (which means the portfolio generally was positioned to capture less of the upside and downside of the return of the index) hurt results in the up market. An overweighting in stocks exhibiting positive relative strength (upward price movement over the past 12 months) further detracted from performance as investors favored stocks that had first been performing poorly and then experienced a tremendous surge in the latter half of the period.

In July 2009, UBS was terminated as a sub-advisor for this fund. Concurrently, Principal Management Corporation completed implementation of a core-satellite structure with this fund. In a core-satellite structure, a fund is comprised of a “core” portfolio plus two or more “satellite” portfolios. The core portfolio serves as the foundation for the fund and is actively managed within narrow risk constraints. Its key goal is to help mitigate volatility within the fund. On the other hand, the key goal for the satellite portfolios — which are also actively managed — is to deliver excess return relative to their benchmarks. Due to this mandate, the satellite portfolios have correspondingly wider risk constraints.

Emerald is a small-cap growth stock specialist that uses in-depth research to identify attractive small-cap growth companies. Essex uses a focused and disciplined level of fundamental security analysis. They identify companies in the early stages of positive business and earnings change. Essex focuses on micro-cap stocks in addition to small caps. This micro-cap focus is intended to help reduce the market cap of the overall portfolio.

Small/Mid U.S. Equity Funds 38

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 10/31/09. Returns displayed are based on net total investment expense. Effective 7/1/09, Principal will contractually limit the Fund’s management fees through the period ending 2/28/11. The expense limit will reduce the Fund’s management fees by 0.020% (expressed as a percent of average net assets on an annualized basis).

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Small-cap stocks may have additional risks, including greater price volatility.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: -17.79% (1-year); -1.56% (5-year); -4.64% (since inception) Class B Shares: -17.79% (1-year); -1.47% (5-year); -4.70% (since inception) Class C Shares: -14.30% (1-year); -1.16% (5-year); -4.71% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 12/31/00 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Small/Mid U.S. Equity Funds 39

SmallCap Value Fund

Portfolio Manager: Thomas Morabito, CFA Principal Global Investors, LLC

The Fund’s holdings in the energy sector outperformed during the period, specifically in the oil and gas exploration space. Concho Resources, which operates primarily onshore in Texas and New Mexico, surged during the period. A modest cash position in the Fund during the most volatile portions of the period added modestly to performance as well. The Fund continued to avoid those areas where real estate speculation was most rampant, including Florida and Nevada.

On the negative side, the Fund’s technology holdings were the worst-performing during the period. While these holdings advanced on an aggregate basis by more than 10%, this performance trailed the benchmark index by a wide margin. Stocks that weren’t owned by the Fund advanced wildly, with many moving by multiples off of their low prices in the beginning of the period. Industrials proved equally challenging. While their overall advance was somewhat more muted than holdings in the technology space, the companies that performed well had previously suffered the most distress during the market turmoil that occurred during the period. The financial sector, which makes up about one-third of the index and the Fund, presented perhaps the biggest challenge during the period.

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. It focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

Small/Mid U.S. Equity Funds 40

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Small-cap stocks may have additional risks, including greater price volatility.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: -21.46% (1-year); -0.83% (5-year); 5.56% (since inception) Class B Shares: -21.78% (1-year); -0.73% (5-year); 5.46% (since inception) Class C Shares: -18.32% (1-year); -0.31% (5-year); 5.70% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 12/31/00 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Small/Mid U.S. Equity Funds 41

Diversified International Fund

Portfolio Managers: Paul H. Blankenhagen, CFA Juliet Cohn Chris Ibach, CFA Principal Global Investors, LLC

Stock selection in the consumer discretionary sector contributed to performance as the Fund benefited from not owning Volkswagen AG, while a position in Honda benefited the portfolio. Also, stock selection in the telecommunication services sector was positive. Japanese telecommunications companies Softbank, NTT DoCoMo, and NTT performed well as margins improved, resulting in better profit trends than their counterparts in Europe. Individual stock selection in the utilities sector was positive as the Fund avoided some of the largest underperformers, including Tokyo Electric Power Co. and other Japanese utilities companies.

Stock selection was negative in the financial sector as the Fund was positioned in higher-quality banks and insurance companies with strong balance sheets, which lagged the market during the period. The Fund maintained an exposure to emerging markets of about 15% (in comparison to an index weight of about 19% over the period), which hurt the Fund as emerging markets outperformed international developed markets over the period. Additionally, stock selection was negative in the industrial sector. Capital goods companies (such as Smiths Group PLC) and other less cyclical industrials lagged as the market environment strengthened during the period.

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The Fund focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

International Equity Funds 42

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

International investing involves increased risks due to currency fluctuations, political or social instability, and differences in accounting standards.

Average annual total returns1 including sales charge as of 9/30/09:

Class A Shares: -10.61% (1-year); 5.08% (5-year); 1.59% (since inception) Class B Shares: -11.04% (1-year); 5.14% (5-year); 1.60% (since inception) Class C Shares: -6.82% (1-year); 5.60% (5-year); 1.60% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 12/31/00 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

International Equity Funds 43

Global Real Estate Securities Fund

Portfolio Managers: Simon Hedger Chris Lepherd Kelly D. Rush, CFA Principal Real Estate Investors

The top individual contributor to positive performance was an overweighted position in non-index constituent Macquarie CountryWide. The firm experienced a spectacular rise from near-bankruptcy pricing during the period due to an improved economic and credit forecast. Stock selection within the U.S. retail sector also added value during the period. The most notable examples were well-timed ownership of both shopping center owner Developers Diversified Realty and regional mall owner Macerich; each stock was underweighted in the market decline and overweighted in the strong market rally. Well-timed ownership of U.S. industrial owner ProLogis also contributed to performance. The avoidance of this stock in its precipitous downfall proved to be favorable to performance, and this favorable result was compounded by the portfolio’s establishment of a meaningful position in the stock in time to benefit from its strong market rebound.

On the negative side, the top detractor to relative performance was poor selection within Hong Kong, where a number of holdings underperformed. Also, the choice to avoid Chinese developers was unfavorable as they experienced a tremendous rally fueled by strong Chinese government stimulus. In addition, relative performance was constrained by poor stock selection within Singapore, as the Fund was underweighted in Singapore developers during their strong market rally. Another detractor was an underweighted allocation to net lease owners within the United States, which was detrimental because this sector outperformed the benchmark index during the period.

No material changes occurred in the Fund’s structure. The Fund’s philosophy is that superior returns are achieved by investing in high-quality companies expected to experience favorable trends without overpaying for them. The Fund’s strategy encompasses a bottom-up, fundamental research-based process that includes index-relative portfolio construction with a quality bias.

International Equity Funds 44

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

International investing involves increased risks due to currency fluctuations, political or social instability, and differences in accounting standards.

REIT securities are subject to risk factors associated with the real estate industry and tax factors of REIT registration.

Average annual total returns[1] including sales charge as of 9/30/09: Class A Shares: -13.28% (1-year); -22.93% (since inception) Class C Shares: -9.90% (1-year); -21.60% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 09/30/07 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

International Equity Funds 45

International Emerging Markets Fund

Portfolio Managers: Michael L. Reynal Michael Ade, CFA Mihail Dobrinov, CFA Principal Global Investors, LLC

During the period, the Fund outperformed in the consumer discretionary and financial sectors. An overweighted position in Rossi Residencial led the outperformance in the consumer discretionary sector. Asset allocation was positive on a country basis. On a relative basis, Mexico, Poland, and Hungary contributed positively to performance. In Mexico, the Fund benefited from an overweighted position in Corporacion Geo.

On the negative side, asset allocation detracted from performance on a sector basis, and stock selection was negative on a country and sector basis. The energy and information technology sectors had a negative impact on performance. Within the energy sector, a position in Novatek JT hurt returns. Also detracting from returns were positions in China, Russia, and South Africa. In South Africa, an underweighted position in Gold Fields Inc. detracted from performance.

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. It focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

International Equity Funds 46

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

International investing involves increased risks due to currency fluctuations, political or social instability, and differences in accounting standards.

Average annual total returns[1] including sales charge as of 9/30/09:

Class A Shares: 5.78% (1-year); 15.61% (5-year); 13.02% (since inception)

Class B Shares: 5.67% (1-year); 15.63% (5-year); 12.82% (since inception)

Class C Shares: 10.05% (1-year); 16.00% (5-year); 12.90% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 12/31/00 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

International Equity Funds 47

International Growth Fund

Portfolio Managers: Steven Larson, CFA John Pihlblad, CFA Principal Global Investors, LLC

During the period, stock selection was the most beneficial in the utilities sector (specifically, in electric utilities). Individual stock selection within the health care equipment and services and automobile manufacturing industries was also favorable. From a country perspective, stock selection was most effective in Germany, Singapore, and Spain. Stocks among the top contributors to performance included Noble Group (a Hong Kong-based global supply chain operator for agricultural and energy products), Tandberg (a Norwegian provider of videoconferencing systems), and Vopak (a Netherlands-based provider of oil storage and transportation services).

On the negative side, the Fund’s focus on companies with growth characteristics demonstrating improving business fundamentals was not rewarded during the period. A majority of the Fund’s underperformance was driven by stock selection within the materials and information technology sectors, and more specifically, in the metals and mining, technology hardware and equipment, and consumer durables industries. The largest individual detractors included Research in Motion (a Canadian provider of wireless communications equipment including the Blackberry), Alpha Bank (a Greek commercial bank), and Rio Tinto (an Australian-listed metals and mining company).

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. It focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance and unintended portfolio risks are neutralized.

International Equity Funds 48

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

International investing involves increased risks due to currency fluctuations, political or social instability, and differences in accounting standards.

Average annual total returns[1] including sales charge as of 9/30/09:

Class A Shares: -15.57% (1-year); 2.09% (5-year); 0.80% (since inception)

Class C Shares: -11.81% (1-year); 2.54% (5-year); 0.73% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 12/31/00 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

International Equity Funds 49

Global Diversified Income Fund

Portfolio Managers:

Jon Taylor	Michael P. Finnegan	Chris Lepherd	Richard Lindquist	Mark A. Lieb	H. Kevin Birzer, CFA
Christopher Ibach, CFA	Kelly Grossman	Simon Hedger	Patrick Mitchell	Bernard M. Sussman Zachary A. Hamel, CFA
Mustafa Sagun, CFA	Principal Management	Kelly Rush, CFA	Guggenheim	Spectrum Asset	Kenneth P. Malvey, CFA
Principal Global	Corporation	Marc Peterson	Investment	Management, Inc.	Terry C. Matlack, CFA
Investors, L.L.C.		Principal Real Estate	Management, LLC		David J. Schulte, CFA
		Investors			Tortoise Capital
Advisors, L.L.C.

Overall, the portfolio provided competitive yields versus its benchmark index. All of the underlying asset-class segments within the portfolio delivered positive returns, led by the preferred securities segment, sub-advised by Spectrum Asset Management. This segment also was the only one to outpace its asset-specific benchmark, due in part to the fact that Spectrum took advantage of the market downturn by purchasing securities at a significant discount to par which then experienced large capital gains as the market rebounded. The volatility and inefficiency within the markets provided trading and swap opportunities that helped total return.

The high-yield and global real estate segments had the biggest negative impact on relative returns. The high-yield segment had a higher average credit quality than that of its index, which caused it to underperform the index because lower-quality high-yield bonds generally outperformed higher-quality high-yield bonds during the period. Also, the global real estate segment underperformed its benchmark during the period, due to its lower exposure to real estate investment trusts experiencing financial stress. While this strategy helped returns early in the period, it hampered results when the market rally took hold later in the year.

Note: As this Fund was incepted on December 15, 2008, this commentary covers the period from the Fund’s inception through October 31, 2009. In September 2009, Guggenheim Investment Management replaced Principal Global Investors as manager of the high yield segment of the Fund. (Principal Global Investors continues to manage the global value and emerging market debt segments of the Fund.) Also in September, an allocation to master limited partnerships (MLPs) was added to the Fund, and Tortoise Capital Advisors was hired to manage the MLP segment. The Fund seeks consistent cash income through a diversified, yield-focused investment strategy. The Fund invests a majority of assets in fixed-income asset classes (such as high-yield bonds, preferred stocks, and emerging-market debt securities) to provide incremental yields over a portfolio of government securities. It may invest about 20% of assets in equity securities of global companies principally engaged in the real estate industry.

Specialty Funds 50

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

International investing involves increased risks due to currency fluctuations, political or social instability, and differences in accounting standards.

Average annual total returns[1] including sales charge as of 9/30/09: Class A Shares: 29.74% (since inception) Class C Shares: 32.88% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

51

Bond & Mortgage Securities Fund

Portfolio Managers:

William C. Armstrong, CFA	Mark A. Lieb
Timothy R. Warrick, CFA	Spectrum
Principal Global Investors, LLC	Asset Management, Inc.

The Fund benefited significantly from positive sector allocations during the period. An out-of-index allocation to below-investment-grade credit was the largest contributor to performance. Also, an overweighted allocation to investment-grade bonds, which varied between 120% and 160% of the index weighting, also contributed to positive performance. In addition, an overweighting in commercial mortgage-backed securities, along with an underweighting in U.S. Treasuries and agencies, had a positive impact. Finally, the Fund was long in duration, which benefited performance as interest rates fell over the period.

Security selection was the main detractor from performance during the period. The majority of the negative security selection impact was attributable to an-out-of index allocation to floating-rate bonds.

No material changes occurred in the Fund’s structure. The Fund’s investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research-driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the Fund’s investment management process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield-curve positioning and individual selection.

Fixed-Income Funds 52

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 6/30/10 (Class A and B shares) or 2/28/10 (Class C shares). Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government.

Fixed-income and asset allocation investment options that invest in mortgage securities are subject to increased risk due to real estate exposure.

Average annual total returns[1] including sales charge as of 9/30/09:

Class A Shares: 5.32% (1-year); 1.17% (5-year); 3.28% (since inception)

Class B Shares: 3.98% (1-year); 0.99% (5-year); 3.16% (since inception)

Class C Shares: 7.71% (1-year); 1.12% (5-year); 2.97% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 12/31/00 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Fixed-Income Funds 53

California Municipal Fund

Portfolio Managers: Mark Paris Robert J. Stryker, CFA Van Kampen Asset Management

An overweighting in the housing sector benefited the Fund’s performance, as this sector recovered strongly during the last three quarters of the period and was the second-best-performing revenue bond sector in the index for the 12-month period. An overweighting in BBB-rated tobacco securities contributed positively to performance as well. Spreads in the sector tightened significantly in 2009, a reversal from the sector’s underperformance earlier in the period (which was largely attributable to unfavorable technical factors in the market at that time). Additionally, the Fund held a modest overweighting in resource recovery bonds (a sub-sector of the high-quality utility sector), which benefited performance as spreads on these bonds tightened from historically wide levels. Finally, strong security selection within the sub-sector also benefited relative returns.

An overweighting in the dedicated tax-backed sector detracted from performance, as these securities underperformed most other revenue bond sectors in the index. Also, a slight underweighting in the hospital sector hurt performance. Spreads in the sector tightened from historically wide levels reached in 2008, helping it to outperform the broad municipal bond market for the overall period. Additionally, the Fund’s duration was slightly shorter than that of the index for much of the 12-month period. This lower relative sensitivity to interest-rate changes held back returns, as it kept the Fund from more fully benefiting from the market’s strong performance in 2009 as interest rates declined.

During the fourth quarter of 2008, some positions in BBB- and lower-rated securities started to be sold on the margin as higher replacement yields were available on higher-rated securities after the back-up in rates occurred in the market. During the first half of 2009, a modest improvement to overall portfolio credit quality was made. Exposures to BBB-rated tobacco bonds and BBB- and non-rated dedicated tax sectors were trimmed in favor of higher quality, more liquid essential service sectors with A ratings or better. The investment team adheres to a balanced approach in seeking to achieve above-average total returns and distributed returns. All actions look to add value through a disciplined, systematic, value-added process. Rather than focusing on a strategy of attempting to forecast interest rates, strategies that have a higher probability of delivering superior risk-adjusted returns are emphasized.

Fixed-Income Funds 54

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. A portion of the funds’ income may be subject to state and/or local taxes, and it may be subject to federal alternative minimum tax (AMT) for certain investors.

Average annual total returns[1] including sales charge as of 9/30/09:

Class A Shares: 7.20% (1-year); 1.44% (5-year); 3.73% (10-year); 5.17% (since inception)

Class B Shares: 5.45% (1-year); 1.11% (5-year); 3.51% (10-year)

Class C Shares: 9.33% (1-year); 1.40% (5-year); 3.34% (10-year); 4.66% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized. Performance between 1995 and 1999 for the California Municipal Fund benefited from agreements to limit the fund’s expenses.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Fixed-Income Funds 55

Government & High Quality Bond Fund

Portfolio Manager: Craig V. Sosey Edge Asset Management, Inc.

During the period, 30-year agency mortgage-backed securities (MBS) contributed the most to positive performance. Specifically, securities with certain characteristics such as seasoning and lower loan balances outperformed more generic securities. Fifteen-year agency MBS also performed well as they benefited from the steeper interest-rate curve, due to their shorter duration, as well as from increased demand from bank portfolios looking for safety and stability. Although the non-agency collateralized mortgage obligations (CMO) sector underperformed the Citigroup Mortgage Index, several individual non-agency CMOs were among the best-performing securities in the Fund’s portfolio. Those with the best credit managed outsized gains during the period.

Although they were among the best-performing sectors early in the period, safer, more liquid investments like cash and U.S. Treasuries underperformed over the last several months of the period as investors sought better returns from riskier assets. The Fund’s shorter duration relative to the Citigroup Mortgage Index also detracted from returns when the markets rallied dramatically. Finally, the Fund’s exposure to the non-agency CMO sector underperformed the market. Although the sector rallied significantly over the last months of the period, those securities with underlying credit issues could not make up for their earlier underperformance.

In 2009, the Government & High Quality Bond Fund, sub-advised by Principal Global Investors, merged into the Mortgage Securities Fund, sub-advised by Edge Asset Management. Effective September 30, 2009, the Fund changed its name to the Government & High Quality Bond Fund. The portfolio manager emphasizes a value-based, bottom-up approach to picking individual securities. Mortgage-backed securities and collateralized mortgage obligations comprise the majority of portfolio holdings, while a small allocation to Treasury and agency securities is used to manage liquidity and duration. The manager strives to keep the Fund’s duration close to that of its benchmark to prevent performance from being whipsawed or left behind by large interest-rate movements.

Fixed-Income Funds 56

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense. The Distributor has contractually agreed to limit the Fund’s Distribution and/or Service (12b-1) Fees normally payable by the Fund through the period ending 4/30/10. The limit will maintain the level of Distribution and/or Service (12b-1) Fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.15% for Class A shares.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 2.25%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government.

Fixed-income and asset allocation investment options that invest in mortgage securities are subject to increased risk due to real estate exposure.

Average annual total returns[1] including sales charge as of 9/30/09:

Class A Shares: 5.22% (1-year); 4.09% (5-year); 5.05% (10-year); 7.06% (since inception)

Class B Shares: 1.91% (1-year); 3.47% (5-year); 4.69% (10-year); 6.68% (since inception)

Class C Shares: 6.04% (1-year); 3.84% (5-year); 4.55% (10-year); 6.57% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Fixed-Income Funds 57

High Yield Fund

Portfolio Manager: Mark Denkinger, CFA Darrin E. Smith, CFA Edge Asset Management, Inc.

During the period, the Fund benefited from an overweighting in the financial sector. Bank of America and Wells Fargo were two banks that performed well, especially over the last six months of the period as the financial markets regained some stability. A second positive contributor included bonds issued by the Federal Republic of Brazil, which Moody’s recently upgraded to investment-grade (the last rating agency to do so). The upgrade recognized Brazil’s improved economy and ability to build foreign reserves amid the global financial crisis. Another contributor to performance was an overweighting in CV Therapeutics, a pharmaceutical company that was acquired by Gilead Sciences Inc. during the second quarter of 2009. These convertible bonds were subsequently tendered at a high premium.

On the negative side, the biggest detractor to the Fund’s performance was FU JI Food, which provides food catering services to the business and education sectors within China and also operates a chain of restaurants. The company failed to file its financial statements as scheduled, leading to a technical default on the firm’s bond obligations. Another detractor was an overweighting in the health care sector, which posted solid returns but was unable to match the performance of its index. Also hurting performance were holdings in higher-quality, high-yield bonds. In spite of a record-setting pace of corporate defaults, the recovery in the high-yield segment mostly rewarded the lowest-quality credits, which significantly outperformed the overall high-yield market.

No material changes occurred in the Fund’s structure. The Fund is constructed with a long-term focus and a value-oriented philosophy. It emphasizes sectors the portfolio manager views as favorable on a long-term basis, such as health care, finance, technology, telecom/media, gaming, and services. Opportunities are also sought among the best companies in out-of-favor sectors. Also, the portfolio may utilize alternative investments — such as broken convertibles (i.e., those that are trading below their equity conversion value), emerging market securities, and real estate investment trusts — to enhance diversification and return potential.

Fixed-Income Funds 58

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Lower-rated securities are subject to additional credit and default risks.

Fixed-income and asset allocation investment options that invest in mortgage securities are subject to increased risk due to real estate exposure.

Average annual total returns[1] including sales charge as of 9/30/09:

Class A Shares: 15.38% (1-year); 6.90% (5-year); 7.53% (10-year); 6.94% (since inception)

Class B Shares: 13.76% (1-year); 6.53% (5-year); 7.29% (10-year); 6.76% (since inception)

Class C Shares: 17.97% (1-year); 6.88% (5-year); 7.10% (10-year); 6.43% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized. The performance of the High Yield Fund between 1998 and 1999 benefited from agreements to limit the fund’s expenses.
2	Net asset value is not adjusted for sales charge.
3	Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Fixed-Income Funds 59

Income Fund

Portfolio Manager: John R. Friedl, CFA Edge Asset Management, Inc.

The Fund’s corporate bond holdings contributed to performance for the period as the strong returns during the last seven months outweighed the weak returns of the first five months. An overweighting in the gaming sector helped after gaming companies reported operational performances that were better than the worst-case scenarios. Once it became clear the industry could survive the recession, the sector rallied furiously. Individual securities that aided performance included Petro-Canada and Bank of America. Petro-Canada outperformed after the company was acquired by Suncor Energy. Bank of America rebounded sharply after liquidity returned to the financial markets and the firm was able to raise billions of dollars in capital.

On the negative side, mortgages detracted from performance as riskier assets had better returns. In general, the mortgages held in the portfolio were safer, low-coupon, agency-backed pass-through mortgages that tend to perform well during periods of economic stress. However, they underperformed when the economic outlook improved. Long-dated U.S. Treasuries also detracted from performance as investors worried about the effects of government spending to revive the economy. Additionally, an underweighting in the industrial products sector hurt performance as almost every sub-set in this sector (including homebuilders, chemicals, paper and forest products, and metals and mining) did well as the economy improved.

No material changes occurred in the Fund’s structure. The Fund invests in a diversified pool of fixed-income securities selected with a long-term focus and a value-oriented philosophy. The portfolio manager favors securities and sectors he believes could perform well over one or more economic cycles. He also looks for opportunities among the best companies in out-of-favor sectors and typically keeps the Fund’s duration close to that of its benchmark.

Fixed-Income Funds 60

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 2.25%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government. Lower-rated securities are subject to additional credit and default risks.

Fixed-income and asset allocation investment options that invest in mortgage securities are subject to increased risk due to real estate exposure.

Average annual total returns[1] including sales charge as of 9/30/09:

Class A Shares: 15.77% (1-year); 4.79% (5-year); 6.18% (10-year); 7.94% (since inception)

Class B Shares: 12.63% (1-year); 4.16% (5-year); 5.82% (10-year); 7.52% (since inception)

Class C Shares: 16.75% (1-year); 4.51% (5-year); 5.69% (10-year); 7.46% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized. The Income Fund’s performance in 1999 benefited from agreements to limit the fund’s expenses.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Fixed-Income Funds 61

Inflation Protection Fund

Portfolio Managers: Stuart Spodek Brian Weinstein BlackRock Financial Management, Inc.

During the first quarter of 2009, weak economic data and market volatility continued to put pressure on non-agency mortgage-backed securities and commercial mortgage-backed securities. While BlackRock had been reducing exposure to these sectors, the allocations hurt performance during the first three months of the calendar year. However, as investors’ appetite for risk returned and the U.S. government continued to provide support to the credit markets, the remaining spread sector exposure added value during the second half of the period. Yield-curve positioning also benefited the portfolio during the period.

On the negative side, the Fund’s duration positioning detracted from performance. Specifically, in the second quarter of 2009,

BlackRock held a long-duration stance relative to the Fund’s benchmark as interest rates rose, which hurt performance.

BlackRock became the sub-advisor to the Fund on December 31, 2008. At that time, they began restructuring the Fund’s portfolio to become more in line with the benchmark (the Barclays Capital U.S. Treasury TIPS Index). As part of the restructuring, BlackRock significantly reduced the Fund’s exposure to non-Treasury (spread) sectors, such as credit, asset-backed securities, and mortgage-backed securities. The proceeds of those sales were reinvested into Treasury Inflation-Protected Securities.

Fixed-Income Funds 62

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government.

Fixed-income and asset allocation investment options that invest in mortgage securities are subject to increased risk due to real estate exposure.

Average annual total returns[1] including sales charge as of 9/30/09: Class A Shares: -9.76% (1-year); -2.24% (since inception) Class C Shares: -8.08% (1-year); -2.23% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Performance shown for the benchmark is calculated from 12/31/04 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Fixed-Income Funds 63

Preferred Securities Fund

Portfolio Managers: L. Phillip Jacoby Mark A. Lieb Bernard M. Sussman Spectrum Asset Management, Inc.

The Fund benefited from participation in the Keycorp and Regions Financial exchanges into common stock, which gave a boost to their preferred stocks prior to the exchange and then was followed by a rally in the common stock after the exchange took place (the common stock positions were closed). Also, a reduction in the Royal Bank of Scotland position (due to significant state ownership) contributed positively to performance. The Fund took advantage of the rising price of the position during the summer (this position is now less than 0.5% of the portfolio). Additionally, strong performance of the diversified real estate investment trust sector of the Fund added value during the period.

On the negative side, the Fund’s Citigroup preferred stock holdings, which declined substantially during the period, detracted from performance. The position in Countrywide Trust preferred stock also hurt returns, as their preferred shares declined due to the pressures of the subprime turmoil and the firm’s subsequent merger into Bank of America. Additionally, the position in Bank of Ireland detracted from performance. Bank of Ireland received significant state aid due to the bank’s exposure to the mortgage market and souring Irish economy, thus making dividend passes likely.

No material changes occurred in the Fund’s structure. The Fund’s strategy emphasizes a rigorous credit approach with a primary emphasis on investment-grade hybrid preferred securities offering superior, risk-adjusted yield premiums.

Fixed-Income Funds 64

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government.

Fixed-income and asset allocation investment options that invest in mortgage securities are subject to increased risk due to real estate exposure.

Average annual total returns[1] including sales charge as of 9/30/09:

Class A Shares: 33.02% (1-year); 1.02% (5-year); 2.79% (since inception)

Class C Shares: 36.21% (1-year); 1.12% (5-year); 2.73% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.
2	Net asset value is not adjusted for sales charge.
3	Performance shown for the benchmark is calculated from 4/30/02 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Fixed-Income Funds 65

Tax-Exempt Bond Fund

Portfolio Managers: Thomas M. Byron Mark Paris Robert J. Stryker, CFA Van Kampen Asset Management

The Fund’s holdings in the 12-to-17-year segment of the municipal yield curve (which were underweighted relative to the index) and its positions in longer maturity issues of 25+ years (which were overweighted) were beneficial to performance. Strong security selection in these segments led to their outperformance during the period. Overweightings relative to the index in the health care, housing, and tobacco sectors contributed to returns as well, as spreads in these sectors tightened during the period. Additionally, overweightings in the BBB- and non-rated sectors were helpful to returns.

For a portion of the period, the Fund’s duration was shorter than that of the index. This lower relative interest-rate sensitivity detracted from returns as rates declined and the market rallied. The Fund’s significant relative overweighting in pre-refunded bonds also detracted from returns as these high-quality, short-maturity issues underperformed for the period.

During the fourth quarter of 2008, positions in BBB- and lower-rated securities started to be sold on the margin due to the replacement yields that were available on higher-rated securities, given the back-up in rates in the market. Also, leverage was reduced due to a reduction in the Tender Option Bond (TOB) program. During the second quarter of 2009, the Fund’s TOB position was increased and exposure in the tobacco sector was reduced. The investment team adheres to a balanced approach in seeking to achieve above-average total returns and distributed returns. All actions seek to add value through a disciplined, systematic, value-added process. Rather than focusing on a strategy of attempting to forecast interest rates, strategies that have a higher probability of delivering superior risk adjusted returns are emphasized.

Fixed-Income Funds 66

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. A portion of the fund’s income may be subject to state and/or local taxes, and it may be subject to federal alternative minimum tax (AMT) for certain investors.

Average annual total returns[1] including sales charge as of 9/30/09:

Class A Shares: 10.58% (1-year); 2.59% (5-year); 4.41% (10-year); 5.45% (since inception)

Class B Shares: 9.34% (1-year); 2.45% (5-year); 4.21% (10-year); 4.88% (since inception)

Class C Shares: 13.10% (1-year); 2.55% (5-year); 4.01% (10-year); 4.73% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized. The performance of the Tax-Exempt Bond Fund I in 2000 benefited from agreements to limit the fund’s expenses.
2	Net asset value is not adjusted for sales charge.
3	Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Fixed-Income Funds 67

Short-Term Bond Fund

Portfolio Managers: Craig Dawson, CFA Timothy R. Warrick, CFA Principal Global Investors, LLC

During the period, the Fund’s performance benefited from positive sector allocation. The largest drivers of positive sector selection were an overweighting in investment-grade corporate securities and an out-of-index allocation to commercial mortgage-backed securities. An underweighting in U.S. Treasuries also positively affected performance.

On the negative side, exposure to collateralized mortgage obligations and asset-backed securities were detractors from performance. An allocation to floating-rate securities also negatively affected the Fund’s performance. Portfolio positioning was shorter than that of the index for much of the period, which slightly hindered performance as interest rates fell.

No material changes occurred in the Fund’s structure. The Fund’s investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research-driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the Fund’s process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield-curve positioning and individual selection.

Short-Term Fixed-Income Funds 68

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 2.25%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government.

Fixed-income and asset allocation investment options that invest in mortgage securities are subject to increased risk due to real estate exposure.

Average annual total returns[1] including sales charge as of 9/30/09:

Class A Shares: 1.00% (1-year); 0.81% (5-year); 2.53% (since inception)

Class C Shares: 1.61% (1-year); 0.45% (5-year); 1.99% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.
2	Net asset value is not adjusted for sales charge.
3	Performance shown for the benchmark is calculated from 12/31/00 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Short-Term Fixed-Income Funds 69

Short-Term Income Fund

Portfolio Manager: Craig V. Sosey Edge Asset Management, Inc.

The real estate investment trust (REIT) sector was the best-performing sector over the 12-month period. Higher-quality REIT bonds came back strongly from very depressed levels at the start of the period. Strong covenants and a better property mix helped REITs outperform. The oil and energy sector also outperformed during the period, which helped the Fund’s performance. This sector rebounded sharply, as investors were encouraged by signs that the world economy was recovering, which led to greater energy demand. The utility sector also contributed substantially to Fund performance. These bonds performed fairly well early in the period as more defensive plays, and they also rallied nicely as the recession began to fade.

The biggest detractors to Fund performance were also the safest. Cash, U.S. Treasuries, and agency bonds were among the worst performers during the period as investors sought greater returns from riskier assets. The mortgage sector also hurt performance. Although some individual bonds did extremely well, a handful of the Fund’s non-agency collateralized mortgage obligations underperformed due to underlying credit issues and rating agency downgrades. Portfolio performance was also hindered by its slight duration barbell. The yield curve steepening over the period hurt the performance of the Fund’s longer bonds, although most of these did experience spread tightening, which helped offset the steepening.

No material changes occurred in the Fund’s structure. The portfolio manager takes a flexible investment approach by selecting securities from multiple fixed-income asset classes that are arrayed along the front part of the yield curve. The manager also looks for value in lower-rated corporate securities while maintaining the Fund’s high overall credit rating. Comprehensive credit research is also conducted to identify opportunities among out-of-favor sectors and securities.

Short-Term Fixed-Income Funds 70

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 2.25%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government.

Fixed-income and asset allocation investment options that invest in mortgage securities are subject to increased risk due to real estate exposure.

Average annual total returns[1] including sales charge as of 9/30/09:

Class A Shares: 5.07% (1-year); 3.26% (5-year); 4.37% (10-year); 4.40% (since inception)

Class C Shares: 5.63% (1-year); 2.95% (5-year); 3.81% (10-year); 3.71% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized. The Short-Term Income Fund’s performance between 1995 and 2005 benefited from agreements to limit the fund’s expenses.
2	Net asset value is not adjusted for sales charge.
3	Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Short-Term Fixed-Income Funds 71

Ultra Short Bond Fund

Portfolio Managers: Craig Dawson, CFA Timothy R. Warrick, CFA Principal Global Investors, LLC

The Fund was positioned slightly longer than the index over much of the period, which was beneficial as interest rates fell. As a result of the Fund’s transition to a composition emphasizing securities eligible for inclusion in a money market fund, securities held in the portfolio that were not eligible for inclusion in a money market fund were sold during the period. Proceeds from the sale of these securities were invested in short-duration U.S. Treasuries, which underperformed the Fund’s benchmark index.

Subject to shareholder approval, this Fund will merge into the Money Market Fund, sub-advised by Principal Global Investors, in December 2009. The Ultra Short Bond Fund's portfolio has been transitioning since January 2009 to a composition resembling that of a money market fund.

Short-Term Fixed-Income Funds 72

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 1%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government.

Fixed-income and asset allocation investment options that invest in mortgage securities are subject to increased risk due to real estate exposure.

Average annual total returns[1] including sales charge as of 9/30/09:

Class A Shares: -10.30% (1-year); -3.44% (5-year); -1.00% (since inception)

Class C Shares: -10.80% (1-year); -3.87% (5-year); -1.56% (since inception)

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.
2	Net asset value is not adjusted for sales charge.
3	Performance shown for the benchmark is calculated from 6/30/01 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Short-Term Fixed-Income Funds 73

Money Market Fund

Portfolio Managers: Tracy Reeg Alice Robertson Principal Global Investors, LLC

During the period, the Fund’s allocation to Variable Rate Demand Notes (VRDNs)* was a positive contributor to performance, as the rates on VRDNs did not fall as rapidly or as low as other high-quality investments. On the negative side, the Fund maintained a shorter average-days-to-maturity than its Morningstar peer group during the first half of the period, which detracted from performance.

No material changes occurred in the Fund’s structure. The Fund’s investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research-driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the Fund’s process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process.

*	Variable rate demand notes are debt instruments representing borrowed funds that are payable on demand and accrue interest based on a prevailing money market rate.

Short-Term Fixed-Income Funds 74

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A contingent deferred sales charge may apply as follows: Class B shares: 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/10. Returns displayed are based on net total investment expense. The Distributor has voluntarily agreed to limit the Fund’s Distribution and/or Service (12b-1) Fees normally payable by the Fund. The expense limit will maintain a level of Distribution and/or Service (12b-1) Fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Class B shares and 0.00% for Class C shares. The expense limit may be terminated at any time. Principal has voluntarily agreed to limit the Fund’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day simple yield more closely reflects current fund earnings than the total return data.

See glossary on page 76 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.
2	The 7-day simple yield is calculated based on the income generated by an investment in the fund over a 7-day period and is expressed as an annual percentage rate. The 7-day effective yield is calculated similarly to the 7-day simple yield but assumes that income earned from the fund’s investments is reinvested and compounded.

Short-Term Fixed-Income Funds 75

Glossary

6-Month LIBOR (London Interbank Offered Rate)	Citigroup Mortgage Index:
Index:	Represents the mortgage-backed securities component of Citigroup’s
An average of the interest rate of U.S. dollar deposits, known as	Broad Investment-Grade Bond Index. It consists of 30- and 15-year
Eurodollars, of a stated maturity.	agency-issued (GNMA, FNMA, and FHLMC) pass-through securities as well as FNMA and FHLMC balloon mortgages.
Barclays Capital Aggregate Bond Index:
(Formerly known as Lehman Brothers Aggregate Bond Index.)	Citigroup U.S. High-Yield Market Capped Index:
A broad-based index intended to represent the U.S. fixed-income	Measures the performance of below-investment-grade debt issued
market.	by corporations domiciled in the U.S. or Canada, with the imposition of a cap on the par amount of each issuer and delayed entry of
Barclays Capital 1–3 Year Government/Credit Index:	fallen angels following their downgrade.
(Formerly known as Lehman Brothers 1–3 Year Government/
Credit Index.) A combination of the Barclays Capital Government	FTSE EPRA/NAREIT Global Real Estate Index:
and Corporate Bond indices with maturities between one year	Designed to represent general trends in eligible real estate
and three years.	equities worldwide.

Barclays Capital Municipal Bond Index:	Morgan Stanley Capital International All Country
(Formerly known as Lehman Brothers Municipal Bond Index.)	World ex-US Index (MSCI ACWI ex-US Index):
A total return performance benchmark for the long-term,	A market capitalization-weighted index designed to measure equity
investment-grade, tax-exempt bond market.	market performance in 47 global developed and emerging markets, excluding the U.S.
Barclays Capital U.S. Treasury TIPS (Treasury
Inflation Protection Securities) Index:	Morgan Stanley Capital International (MSCI)
(Formerly known as Lehman Brothers U.S. Treasury TIPS (Treasury	EMF (Emerging Markets Free) Index:
Inflation Protection Securities) Index.) An index of inflation-protected	Measures the stock returns of companies in 27 developing countries.
U.S. Treasury securities that will mature in one year or longer.
Morgan Stanley Capital International (MSCI)
Citigroup Broad Investment-Grade Bond Index:	U.S. REIT Index:
Measures the performance of bonds, including U.S. and non-U.S.	A total-return index comprised of the most actively traded real
corporate securities and non-U.S. sovereign and provincial securities.	estate investment trusts and designed to be a measure of real
It includes institutionally traded U.S. Treasury, government-sponsored,	estate equity performance.
mortgage, asset-backed, and investment-grade securities.
Morgan Stanley Capital International (MSCI)
Citigroup Broad Investment-Grade Credit 1–3 Years	World Ex-US Growth Index
Index:	Measures global developed market equity performance of growth
Measures the performance of bonds, including U.S. and non-U.S.	securities outside of the United States. It is comprised of half the
corporate securities and non-U.S. sovereign and provincial securities,	securities in the MSCI World Ex US Index, with half of the market
with maturities between one and three years.	capitalization of each country index in the Growth Index (the other half is in the Value Index).

76

Glossary

Preferreds Blended Index:	S&P 500:
Is composed of 65% Merrill Lynch Fixed Rate Preferred Securities	A broad-based index intended to represent the U.S. equity market.
Index and 35% Barclays Capital U.S. Tier I Capital Securities Index.
S&P 500/Citigroup Value Index:
Russell 1000® Growth Index:	A float-adjusted market-capitalization-weighted index comprised of
Measures the performance of those Russell 1000® Index securities	stocks representing approximately half the market capitalization of
with higher price-to-book ratios and higher forecasted growth values.	the S&P 500 that have been identified as being on the value end of the growth-value spectrum.
Russell 1000® Value Index:
Measures the performance of those Russell 1000® Index securities with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index:
Measures the performance of the 2,000 smallest stocks in the
Russell 3000® Index.

Russell 2000® Growth Index:
Measures the performance of those Russell 2000® Index securities with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index:
Measures the performance of those Russell 2000® Index securities with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index:
Measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents
approximately 98% of the investable U.S. equity market.

Russell Midcap® Index:
Measures the performance of the 800 smallest stocks in the Russell
1000® Index.

Russell Midcap® Growth Index:
Measures the performance of those Russell Midcap® Index
securities with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index:
Measures the performance of those Russell Midcap® Index
securities with lower price-to-book ratios and lower forecasted growth values.

77

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

			Disciplined
	Bond & Mortgage	California	LargeCap Blend
Amounts in thousands, except per share amounts	Securities Fund	Municipal Fund	Fund

Investment in securities--at cost	$ 2,515,826	$ 346,657	$ 2,225,910

Assets
Investment in securities--at value	$ 2,357,189	$ 338,619	$ 2,293,402
Cash	2,657	137	39
Receivables:
Dividends and interest	16,748	4,845	2,606
Expense reimbursement from Manager	25	–	2
Expense reimbursement from Underwriter	8	–	–
Fund shares sold	2,635	1,509	257
Investment securities sold	27,921	–	–
Swap premiums paid	24,676	–	–
Unrealized gain on swap agreements	362	–	–
Variation margin on futures contracts	463	–	–
Other assets	9	–	5

Total Assets	2,432,693	345,110	2,296,311
Liabilities
Accrued management and investment advisory fees	888	137	1,143
Accrued administrative service fees	21	–	2
Accrued distribution fees	136	103	66
Accrued service fees	25	–	2
Accrued transfer agent fees	149	30	173
Accrued directors' expenses	2	1	–
Accrued other expenses	77	42	89
Payables:
Dividends payable	2,174	1,218	–
Fund shares redeemed	2,023	203	1,996
Interest expense and fees payable	–	183	–
Investment securities purchased	384,339	–	6,898
Swap premiums received	4,700	–	–
Unrealized loss on swap agreements	21,223	–	–
Variation margin on futures contracts	–	–	343
Floating rate notes issued	–	24,176	–

Total Liabilities	415,757	26,093	10,712

Net Assets Applicable to Outstanding Shares	$ 2,016,936	$ 319,017	$ 2,285,599

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,373,762	$ 361,767	$ 2,960,066
Accumulated undistributed (overdistributed) net investment income (loss)	24,944	703	25,460
Accumulated undistributed (overdistributed) net realized gain (loss)	(202,932)	(35,415)	(767,092)
Net unrealized appreciation (depreciation) of investments	(178,838)	(8,038)	67,165

Total Net Assets	$ 2,016,936	$ 319,017	$ 2,285,599

Capital Stock (par value: $.01 a share):
Shares authorized	715,000	300,000	905,000
Net Asset Value Per Share:
Class A: Net Assets	$ 126,500	$ 266,967	$ 201,464
Shares Issued and Outstanding	13,060	27,887	19,335
Net Asset Value per share	$ 9.69	$ 9.57	$ 10.42
Maximum Offering Price	$ 10.07(a)	$ 9.94(a)	$ 11.03(b)

Class B: Net Assets	$ 12,952	$ 39,715	$ 18,368
Shares Issued and Outstanding	1,335	4,149	1,791
Net Asset Value per share	$ 9.70(c)	$ 9.57(c)	$ 10.26(c)

Class C: Net Assets	$ 3,944	$ 12,335	$ 1,967
Shares Issued and Outstanding	407	1,287	191
Net Asset Value per share	$ 9.69(c)	$ 9.58(c)	$ 10.31(c)

Class J: Net Assets	$ 191,259	N/A	N/A
Shares Issued and Outstanding	19,643
Net Asset Value per share	$ 9.74(c)

Institutional: Net Assets	$ 1,512,248	N/A	$ 2,048,193
Shares Issued and Outstanding	156,190		196,805
Net Asset Value per share	$ 9.68		$ 10.41

R-1: Net Assets	$ 9,763	N/A	$ 1,284
Shares Issued and Outstanding	1,009		124
Net Asset Value per share	$ 9.68		$ 10.34

R-2: Net Assets	$ 29,688	N/A	$ 1,888
Shares Issued and Outstanding	3,090		184
Net Asset Value per share	$ 9.61		$ 10.28

R-3: Net Assets	$ 45,851	N/A	$ 6,741
Shares Issued and Outstanding	4,758		654
Net Asset Value per share	$ 9.64		$ 10.31

R-4: Net Assets	$ 25,843	N/A	$ 4,186
Shares Issued and Outstanding	2,642		404
Net Asset Value per share	$ 9.78		$ 10.36

R-5: Net Assets	$ 58,888	N/A	$ 1,508
Shares Issued and Outstanding	6,105		145
Net Asset Value per share	$ 9.65		$ 10.37

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

78

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	Diversified	Equity Income	Global Diversified
Amounts in thousands, except per share amounts	International Fund	Fund	Income Fund

Investment in securities--at cost	$ 1,287,169	$ 1,922,440	$ 72,076

Foreign currency--at cost	$ 884	$ –	$ 12

Assets
Investment in securities--at value	$ 1,443,355	$ 1,949,899	$ 80,930
Foreign currency--at value	847	–	12
Cash	–	12	1,642
Receivables:
Dividends and interest	2,624	4,675	862
Expense reimbursement from Manager	2	–	–
Expense reimbursement from Underwriter	7	–	–
Foreign tax refund	78	–	–
Fund shares sold	412	456	757
Investment securities sold	19,059	3,803	835
Other assets	5	2	–
Prepaid directors' expenses	–	–	3

Total Assets	1,466,389	1,958,847	85,041
Liabilities
Accrued management and investment advisory fees	1,127	878	63
Accrued administrative service fees	29	–	–
Accrued distribution fees	186	346	2
Accrued service fees	35	–	–
Accrued transfer agent fees	282	420	2
Accrued directors' expenses	4	5	–
Accrued other expenses	307	223	46
Cash overdraft	687	–	–
Payables:
Dividends payable	–	–	504
Fund shares redeemed	985	2,813	82
Investment securities purchased	14,958	16,772	2,071
Line of credit	4,625	–	–

Total Liabilities	23,225	21,457	2,770

Net Assets Applicable to Outstanding Shares	$ 1,443,164	$ 1,937,390	$ 82,271

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,993,562	$ 2,588,722	$ 66,153
Accumulated undistributed (overdistributed) net investment income (loss)	18,540	9,511	(38)
Accumulated undistributed (overdistributed) net realized gain (loss)	(725,153)	(688,302)	7,301
Net unrealized appreciation (depreciation) of investments	156,186	27,459	8,854
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	29	–	1

Total Net Assets	$ 1,443,164	$ 1,937,390	$ 82,271

Capital Stock (par value: $.01 a share):
Shares authorized	910,000	650,000	375,000
Net Asset Value Per Share:
Class A: Net Assets	$ 273,110	$ 594,176	$ 8,591
Shares Issued and Outstanding	31,499	41,308	675
Net Asset Value per share	$ 8.67	$ 14.38	$ 12.72
Maximum Offering Price	$ 9.17(a)	$ 15.22(a)	$ 13.22(b)

Class B: Net Assets	$ 23,810	$ 139,115	N/A
Shares Issued and Outstanding	2,751	9,764
Net Asset Value per share	$ 8.66(c)	$ 14.25(c)

Class C: Net Assets	$ 11,339	$ 106,430	$ 999
Shares Issued and Outstanding	1,308	7,543	79
Net Asset Value per share	$ 8.67(c)	$ 14.11(c)	$ 12.68(c)

Class J: Net Assets	$ 166,334	N/A	N/A
Shares Issued and Outstanding	19,360
Net Asset Value per share	$ 8.59(c)

Institutional: Net Assets	$ 736,705	$ 1,097,669	$ 72,681
Shares Issued and Outstanding	85,020	76,248	5,715
Net Asset Value per share	$ 8.67	$ 14.40	$ 12.72

R-1: Net Assets	$ 9,081	N/A	N/A
Shares Issued and Outstanding	1,053
Net Asset Value per share	$ 8.62

R-2: Net Assets	$ 20,324	N/A	N/A
Shares Issued and Outstanding	2,369
Net Asset Value per share	$ 8.58

R-3: Net Assets	$ 69,007	N/A	N/A
Shares Issued and Outstanding	7,990
Net Asset Value per share	$ 8.64

R-4: Net Assets	$ 50,972	N/A	N/A
Shares Issued and Outstanding	5,824
Net Asset Value per share	$ 8.75

R-5: Net Assets	$ 82,482	N/A	N/A
Shares Issued and Outstanding	9,518
Net Asset Value per share	$ 8.67

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

79

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

		Government &
	Global Real Estate	High Quality Bond
Amounts in thousands, except per share amounts	Securities Fund	Fund(a)	High Yield Fund

Investment in securities--at cost	$ 8,310	$ 1,384,142	$ 2,648,286

Investment in affiliated securities--at cost	$ –	$ –	$ 23,687

Foreign currency--at cost	$ 98	$ –	$ 85

Assets
Investment in securities--at value	$ 8,398	$ 1,414,185	$ 2,715,654
Investment in affiliated securities--at value	–	–	22,585
Foreign currency--at value	98	–	85
Cash	10	35	5,579
Receivables:
Dividends and interest	11	6,361	52,442
Expense reimbursement from Manager	10	57	–
Expense reimbursement from Underwriter	–	28	–
Foreign currency contracts	35	–	–
Fund shares sold	207	6,322	34,600
Investment securities sold	170	1,074	23,143
Other assets	–	19	–
Prepaid directors' expenses	2	–	–

Total Assets	8,941	1,428,081	2,854,088
Liabilities
Accrued management and investment advisory fees	6	590	1,199
Accrued administrative service fees	–	5	–
Accrued distribution fees	2	175	669
Accrued service fees	–	6	–
Accrued transfer agent fees	3	198	224
Accrued directors' expenses	–	–	13
Accrued other expenses	31	84	398
Payables:
Dividends payable	–	4,965	17,213
Foreign currency contracts	45	–	–
Fund shares redeemed	371	642	14,918
Investment securities purchased	294	19,634	64,001

Total Liabilities	752	26,299	98,635

Net Assets Applicable to Outstanding Shares	$ 8,189	$ 1,401,782	$ 2,755,453

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 10,600	$ 1,471,641	$ 2,745,593
Accumulated undistributed (overdistributed) net investment income (loss)	(102)	(572)	(3,913)
Accumulated undistributed (overdistributed) net realized gain (loss)	(2,387)	(99,330)	(52,487)
Net unrealized appreciation (depreciation) of investments	88	30,043	66,266
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(10)	–	(6)

Total Net Assets	$ 8,189	$ 1,401,782	$ 2,755,453

Capital Stock (par value: $.01 a share):
Shares authorized	300,000	855,000	650,000
Net Asset Value Per Share:
Class A: Net Assets	$ 5,635	$ 290,408	$ 1,543,091
Shares Issued and Outstanding	995	26,663	202,678
Net Asset Value per share	$ 5.66	$ 10.89	$ 7.61
Maximum Offering Price	$ 5.99(b)	$ 11.14(c)	$ 7.91(d)

Class B: Net Assets	N/A	$ 56,957	$ 75,011
Shares Issued and Outstanding		5,232	9,806
Net Asset Value per share		$ 10.89(e)	$ 7.65(e)

Class C: Net Assets	$ 1,420	$ 26,914	$ 336,498
Shares Issued and Outstanding	255	2,474	43,944
Net Asset Value per share	$ 5.58(e)	$ 10.88(e)	$ 7.66(e)

Class J: Net Assets	N/A	$ 94,354	N/A
Shares Issued and Outstanding		8,653
Net Asset Value per share		$ 10.90(e)

Institutional: Net Assets	$ 1,134	$ 893,919	$ 800,853
Shares Issued and Outstanding	200	82,034	105,507
Net Asset Value per share	$ 5.67	$ 10.90	$ 7.59

R-1: Net Assets	N/A	$ 2,796	N/A
Shares Issued and Outstanding		257
Net Asset Value per share		$ 10.90

R-2: Net Assets	N/A	$ 8,843	N/A
Shares Issued and Outstanding		811
Net Asset Value per share		$ 10.90

R-3: Net Assets	N/A	$ 11,551	N/A
Shares Issued and Outstanding		1,060
Net Asset Value per share		$ 10.90

R-4: Net Assets	N/A	$ 4,235	N/A
Shares Issued and Outstanding		389
Net Asset Value per share		$ 10.90

R-5: Net Assets	N/A	$ 11,805	N/A
Shares Issued and Outstanding		1,083
Net Asset Value per share		$ 10.90

(a)	Effective September 30, 2009, Mortgage Securities Fund changed its name to Government & High Quality Bond Fund.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 2.25% of the offering price or 2.30% of the net asset value.

(d)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(e)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

80

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

			International
		Inflation Protection	Emerging Markets
Amounts in thousands, except per share amounts	Income Fund	Fund	Fund

Investment in securities--at cost	$ 1,051,406	$ 462,898	$ 1,065,653

Foreign currency--at cost	$ –	$ –	$ 2,869

Assets
Investment in securities--at value	$ 1,070,237	$ 447,459(a)	$ 1,257,105
Foreign currency--at value	–	–	2,865
Cash	10	39,606	487
Receivables:
Dividends and interest	15,367	2,153	2,667
Expense reimbursement from Manager	12	7	–
Expense reimbursement from Underwriter	–	–	8
Fund shares sold	7,142	555	1,024
Investment securities sold	–	–	19,823
Variation margin on futures contracts	–	162	–
Prepaid directors' expenses	–	1	–

Total Assets	1,092,768	489,943	1,283,979
Liabilities
Accrued management and investment advisory fees	457	155	1,333
Accrued administrative service fees	–	–	14
Accrued distribution fees	113	7	137
Accrued service fees	–	1	17
Accrued transfer agent fees	71	9	149
Accrued directors' expenses	–	–	1
Accrued other expenses	50	18	462
Payables:
Dividends payable	5,389	481	–
Fund shares redeemed	852	324	2,177
Investment securities purchased	4,000	–	17,036
Collateral obligation on securities loaned, at value	–	26,927	–

Total Liabilities	10,932	27,922	21,326

Net Assets Applicable to Outstanding Shares	$ 1,081,836	$ 462,021	$ 1,262,653

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,093,375	$ 569,634	$ 1,479,714
Accumulated undistributed (overdistributed) net investment income (loss)	(6,544)	333	8,794
Accumulated undistributed (overdistributed) net realized gain (loss)	(23,825)	(92,638)	(417,295)
Net unrealized appreciation (depreciation) of investments	18,831	(15,308)	191,452
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(1)	–	(12)

Total Net Assets	$ 1,081,836	$ 462,021	$ 1,262,653

Capital Stock (par value: $.01 a share):
Shares authorized	700,000	680,000	455,000
Net Asset Value Per Share:
Class A: Net Assets	$ 180,680	$ 11,568	$ 111,976
Shares Issued and Outstanding	19,513	1,518	5,402
Net Asset Value per share	$ 9.26	$ 7.62	$ 20.73
Maximum Offering Price	$ 9.47(b)	$ 7.92(c)	$ 21.94(d)

Class B: Net Assets	$ 53,887	N/A	$ 17,515
Shares Issued and Outstanding	5,800		875
Net Asset Value per share	$ 9.29(e)		$ 20.01(e)

Class C: Net Assets	$ 36,367	$ 1,488	$ 10,583
Shares Issued and Outstanding	3,912	196	520
Net Asset Value per share	$ 9.30(e)	$ 7.58(e)	$ 20.36(e)

Class J: Net Assets	$ 1,631	$ 6,443	$ 183,286
Shares Issued and Outstanding	176	858	9,143
Net Asset Value per share	$ 9.28(e)	$ 7.51(e)	$ 20.05(e)

Institutional: Net Assets	$ 809,271	$ 439,388	$ 830,134
Shares Issued and Outstanding	87,208	58,075	40,183
Net Asset Value per share	$ 9.28	$ 7.57	$ 20.66

R-1: Net Assets	N/A	$ 367	$ 7,457
Shares Issued and Outstanding		49	364
Net Asset Value per share		$ 7.48	$ 20.51

R-2: Net Assets	N/A	$ 732	$ 11,600
Shares Issued and Outstanding		98	570
Net Asset Value per share		$ 7.48	$ 20.37

R-3: Net Assets	N/A	$ 1,041	$ 31,084
Shares Issued and Outstanding		139	1,519
Net Asset Value per share		$ 7.50	$ 20.46

R-4: Net Assets	N/A	$ 359	$ 25,197
Shares Issued and Outstanding		48	1,222
Net Asset Value per share		$ 7.52	$ 20.62

R-5: Net Assets	N/A	$ 635	$ 33,821
Shares Issued and Outstanding		84	1,636
Net Asset Value per share		$ 7.54	$ 20.67

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 2.25% of the offering price or 2.30% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(d)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(e)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

81

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	International	LargeCap Blend	LargeCap Blend
Amounts in thousands, except per share amounts	Growth Fund	Fund I	Fund II

Investment in securities--at cost	$ 1,192,478	$ 890,167	$ 689,203

Foreign currency--at cost	$ 112	$ –	$ –

Assets
Investment in securities--at value	$ 1,288,334	$ 896,163	$ 696,376
Foreign currency--at value	117	–	–
Cash	10	2,791	9,986
Receivables:
Dividends and interest	2,218	1,106	850
Expense reimbursement from Manager	–	7	13
Expense reimbursement from Underwriter	2	1	4
Fund shares sold	1,520	126	108
Investment securities sold	3,780	–	2,232
Other assets	–	2	–
Prepaid directors' expenses	–	2	–

Total Assets	1,295,981	900,198	709,569
Liabilities
Accrued management and investment advisory fees	1,101	345	461
Accrued administrative service fees	6	1	10
Accrued distribution fees	23	36	69
Accrued service fees	7	1	12
Accrued transfer agent fees	35	116	84
Accrued directors' expenses	1	–	2
Accrued other expenses	112	120	98
Payables:
Fund shares redeemed	2,218	1,359	2,048
Investment securities purchased	6,935	–	2,082
Variation margin on futures contracts	–	719	551

Total Liabilities	10,438	2,697	5,417

Net Assets Applicable to Outstanding Shares	$ 1,285,543	$ 897,501	$ 704,152

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,077,410	$ 1,160,035	$ 865,813
Accumulated undistributed (overdistributed) net investment income (loss)	18,655	9,836	6,528
Accumulated undistributed (overdistributed) net realized gain (loss)	(906,409)	(277,741)	(175,064)
Net unrealized appreciation (depreciation) of investments	95,856	5,371	6,875
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	31	–	–

Total Net Assets	$ 1,285,543	$ 897,501	$ 704,152

Capital Stock (par value: $.01 a share):
Shares authorized	590,000	555,000	490,000
Net Asset Value Per Share:
Class A: Net Assets	$ 4,792	$ 79,710	$ 37,739
Shares Issued and Outstanding	616	11,807	4,752
Net Asset Value per share	$ 7.78	$ 6.75	$ 7.94
Maximum Offering Price	$ 8.23(a)	$ 7.14(a)	$ 8.40(a)

Class B: Net Assets	N/A	$ 4,527	$ 12,229
Shares Issued and Outstanding		687	1,563
Net Asset Value per share		$ 6.59(b)	$ 7.82(b)

Class C: Net Assets	$ 437	$ 748	$ 1,100
Shares Issued and Outstanding	56	111	140
Net Asset Value per share	$ 7.79(b)	$ 6.73(b)	$ 7.87(b)

Class J: Net Assets	$ 38,201	$ 30,908	$ 94,397
Shares Issued and Outstanding	5,039	4,612	12,219
Net Asset Value per share	$ 7.58(b)	$ 6.70(b)	$ 7.73(b)

Institutional: Net Assets	$ 1,196,275	$ 773,554	$ 479,632
Shares Issued and Outstanding	154,027	114,303	60,336
Net Asset Value per share	$ 7.77	$ 6.77	$ 7.95

R-1: Net Assets	$ 1,253	$ 980	$ 3,337
Shares Issued and Outstanding	162	146	422
Net Asset Value per share	$ 7.74	$ 6.72	$ 7.90

R-2: Net Assets	$ 6,273	$ 1,681	$ 15,413
Shares Issued and Outstanding	830	248	1,964
Net Asset Value per share	$ 7.56	$ 6.78	$ 7.85

R-3: Net Assets	$ 18,400	$ 675	$ 21,135
Shares Issued and Outstanding	2,294	99	2,682
Net Asset Value per share	$ 8.02	$ 6.81	$ 7.88

R-4: Net Assets	$ 6,253	$ 1,292	$ 13,463
Shares Issued and Outstanding	814	190	1,697
Net Asset Value per share	$ 7.68	$ 6.80	$ 7.93

R-5: Net Assets	$ 13,659	$ 3,426	$ 25,707
Shares Issued and Outstanding	1,773	501	3,246
Net Asset Value per share	$ 7.70	$ 6.83	$ 7.92

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

82

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	LargeCap Growth	LargeCap Growth	LargeCap Growth
Amounts in thousands, except per share amounts	Fund	Fund I	Fund II

Investment in securities--at cost	$ 2,008,318	$ 1,444,989	$ 1,379,821

Assets
Investment in securities--at value	$ 2,247,896	$ 1,637,026	$ 1,539,245
Cash	123	13,163	25,472
Receivables:
Dividends and interest	139	1,499	1,270
Expense reimbursement from Manager	–	25	25
Expense reimbursement from Underwriter	2	2	1
Foreign currency contracts	–	–	13
Fund shares sold	1,036	1,056	111
Investment securities sold	23,020	3,749	11,195
Other assets	12	1	–

Total Assets	2,272,228	1,656,521	1,577,332
Liabilities
Accrued management and investment advisory fees	1,252	1,044	1,268
Accrued administrative service fees	25	6	5
Accrued distribution fees	132	37	15
Accrued service fees	29	7	7
Accrued transfer agent fees	386	70	14
Accrued directors' expenses	3	3	2
Accrued other expenses	134	86	20
Payables:
Fund shares redeemed	5,662	725	1,863
Investment securities purchased	37,981	5,060	3,794
Variation margin on futures contracts	–	1,337	1,630

Total Liabilities	45,604	8,375	8,618

Net Assets Applicable to Outstanding Shares	$ 2,226,624	$ 1,648,146	$ 1,568,714

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,653,158	$ 1,797,538	$ 1,859,425
Accumulated undistributed (overdistributed) net investment income (loss)	–	1,064	3,884
Accumulated undistributed (overdistributed) net realized gain (loss)	(666,112)	(341,343)	(452,944)
Net unrealized appreciation (depreciation) of investments	239,578	190,887	158,336
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	–	13

Total Net Assets	$ 2,226,624	$ 1,648,146	$ 1,568,714

Capital Stock (par value: $.01 a share):
Shares authorized	1,120,000	640,000	670,000
Net Asset Value Per Share:
Class A: Net Assets	$ 287,902	$ 39,354	$ 3,188
Shares Issued and Outstanding	45,971	5,809	479
Net Asset Value per share	$ 6.26	$ 6.77	$ 6.66
Maximum Offering Price	$ 6.62(a)	$ 7.16(a)	$ 7.05(a)

Class B: Net Assets	$ 22,560	$ 5,317	N/A
Shares Issued and Outstanding	3,743	819
Net Asset Value per share	$ 6.03(b)	$ 6.49(b)

Class C: Net Assets	$ 9,067	$ 998	$ 531
Shares Issued and Outstanding	1,480	148	81
Net Asset Value per share	$ 6.13(b)	$ 6.76(b)	$ 6.51(b)

Class J: Net Assets	$ 39,852	$ 42,118	$ 23,413
Shares Issued and Outstanding	6,662	6,584	3,765
Net Asset Value per share	$ 5.98(b)	$ 6.40(b)	$ 6.22(b)

Institutional: Net Assets	$ 1,673,544	$ 1,514,796	$ 1,499,432
Shares Issued and Outstanding	263,759	215,796	219,616
Net Asset Value per share	$ 6.35	$ 7.02	$ 6.83

R-1: Net Assets	$ 10,130	$ 1,717	$ 1,472
Shares Issued and Outstanding	1,642	255	224
Net Asset Value per share	$ 6.17	$ 6.75	$ 6.58

R-2: Net Assets	$ 16,407	$ 9,273	$ 7,619
Shares Issued and Outstanding	2,646	1,407	1,195
Net Asset Value per share	$ 6.20	$ 6.59	$ 6.38

R-3: Net Assets	$ 56,773	$ 13,590	$ 9,327
Shares Issued and Outstanding	8,713	1,990	1,438
Net Asset Value per share	$ 6.52	$ 6.82	$ 6.49

R-4: Net Assets	$ 35,761	$ 4,213	$ 6,499
Shares Issued and Outstanding	5,515	618	980
Net Asset Value per share	$ 6.48	$ 6.82	$ 6.63

R-5: Net Assets	$ 74,628	$ 16,770	$ 17,233
Shares Issued and Outstanding	11,644	2,426	2,580
Net Asset Value per share	$ 6.41	$ 6.91	$ 6.68

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

83

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	LargeCap S&P 500	LargeCap Value	LargeCap Value
Amounts in thousands, except per share amounts	Index Fund	Fund	Fund III

Investment in securities--at cost	$ 993,930	$ 798,231	$ 1,849,746

Assets
Investment in securities--at value	$ 912,080	$ 790,122	$ 1,920,703
Cash	39	86	12,023
Receivables:
Dividends and interest	1,082	1,076	2,945
Expense reimbursement from Manager	16	2	54
Expense reimbursement from Underwriter	11	2	3
Fund shares sold	643	386	150
Investment securities sold	614	3,878	11,318
Other assets	–	28	–

Total Assets	914,485	795,580	1,947,196
Liabilities
Accrued management and investment advisory fees	120	309	1,307
Accrued administrative service fees	56	3	16
Accrued distribution fees	167	59	57
Accrued service fees	67	3	19
Accrued transfer agent fees	141	169	72
Accrued directors' expenses	4	–	5
Accrued other expenses	73	46	97
Payables:
Fund shares redeemed	2,209	702	12,491
Investment securities purchased	–	4,045	27,242
Variation margin on futures contracts	752	379	1,015

Total Liabilities	3,589	5,715	42,321

Net Assets Applicable to Outstanding Shares	$ 910,896	$ 789,865	$ 1,904,875

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,031,797	$ 1,013,701	$ 2,579,150
Accumulated undistributed (overdistributed) net investment income (loss)	10,990	11,732	24,972
Accumulated undistributed (overdistributed) net realized gain (loss)	(49,425)	(227,093)	(769,323)
Net unrealized appreciation (depreciation) of investments	(82,466)	(8,475)	70,076

Total Net Assets	$ 910,896	$ 789,865	$ 1,904,875

Capital Stock (par value: $.01 a share):
Shares authorized	585,000	455,000	650,000
Net Asset Value Per Share:
Class A: Net Assets	$ 55,393	$ 152,407	$ 30,568
Shares Issued and Outstanding	7,579	19,446	3,511
Net Asset Value per share	$ 7.31	$ 7.84	$ 8.71
Maximum Offering Price	$ 7.42(a)	$ 8.30(b)	$ 9.22(b)

Class B: Net Assets	N/A	$ 7,575	$ 7,596
Shares Issued and Outstanding		971	871
Net Asset Value per share		$ 7.80(c)	$ 8.72(c)

Class C: Net Assets	$ 3,898	$ 1,300	$ 866
Shares Issued and Outstanding	537	167	100
Net Asset Value per share	$ 7.25(c)	$ 7.76(c)	$ 8.70(c)

Class J: Net Assets	$ 260,397	$ 37,302	$ 64,656
Shares Issued and Outstanding	35,970	4,822	7,563
Net Asset Value per share	$ 7.24(c)	$ 7.74(c)	$ 8.55(c)

Institutional: Net Assets	$ 136,579	$ 571,990	$ 1,688,856
Shares Issued and Outstanding	18,680	72,908	194,781
Net Asset Value per share	$ 7.31	$ 7.85	$ 8.67

R-1: Net Assets	$ 12,677	$ 1,420	$ 4,470
Shares Issued and Outstanding	1,740	182	519
Net Asset Value per share	$ 7.29	$ 7.79	$ 8.61

R-2: Net Assets	$ 47,447	$ 3,025	$ 19,786
Shares Issued and Outstanding	6,494	388	2,307
Net Asset Value per share	$ 7.31	$ 7.80	$ 8.58

R-3: Net Assets	$ 136,863	$ 5,783	$ 34,970
Shares Issued and Outstanding	18,709	743	3,947
Net Asset Value per share	$ 7.32	$ 7.78	$ 8.86

R-4: Net Assets	$ 83,855	$ 2,009	$ 20,289
Shares Issued and Outstanding	11,428	258	2,351
Net Asset Value per share	$ 7.34	$ 7.79	$ 8.63

R-5: Net Assets	$ 173,787	$ 7,054	$ 32,818
Shares Issued and Outstanding	23,521	898	3,783
Net Asset Value per share	$ 7.39	$ 7.85	$ 8.68

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

84

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	MidCap Blend	MidCap Growth	MidCap Value
Amounts in thousands, except per share amounts	Fund	Fund III	Fund I

Investment in securities--at cost	$ 1,135,220	$ 1,021,087	$ 1,084,550

Assets
Investment in securities--at value	$ 1,094,603	$ 1,137,629	$ 1,163,483
Cash	31	17,431	7,503
Receivables:
Dividends and interest	555	166	680
Expense reimbursement from Manager	–	31	71
Expense reimbursement from Underwriter	6	1	2
Fund shares sold	1,797	147	247
Investment securities sold	–	2,870	12,510
Other assets	6	–	–
Prepaid directors' expenses	–	–	7

Total Assets	1,096,998	1,158,275	1,184,503
Liabilities
Accrued management and investment advisory fees	437	1,006	1,027
Accrued administrative service fees	5	12	14
Accrued distribution fees	189	36	37
Accrued service fees	6	14	16
Accrued transfer agent fees	363	40	56
Accrued directors' expenses	1	3	–
Accrued other expenses	183	29	32
Payables:
Fund shares redeemed	603	2,536	1,768
Investment securities purchased	–	4,675	13,406
Variation margin on futures contracts	–	1,035	1,373

Total Liabilities	1,787	9,386	17,729

Net Assets Applicable to Outstanding Shares	$ 1,095,211	$ 1,148,889	$ 1,166,774

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,153,964	$ 1,479,295	$ 1,573,972
Accumulated undistributed (overdistributed) net investment income (loss)	(19)	–	6,450
Accumulated undistributed (overdistributed) net realized gain (loss)	(18,117)	(444,439)	(490,610)
Net unrealized appreciation (depreciation) of investments	(40,617)	114,033	76,962

Total Net Assets	$ 1,095,211	$ 1,148,889	$ 1,166,774

Capital Stock (par value: $.01 a share):
Shares authorized	490,000	560,000	580,000
Net Asset Value Per Share:
Class A: Net Assets	$ 435,797	$ 26,926	$ 5,996
Shares Issued and Outstanding	41,718	3,740	621
Net Asset Value per share	$ 10.45	$ 7.20	$ 9.66
Maximum Offering Price	$ 11.06(a)	$ 7.62(a)	$ 10.22(a)

Class B: Net Assets	$ 42,993	$ 5,206	$ 1,063
Shares Issued and Outstanding	4,197	747	111
Net Asset Value per share	$ 10.24(b)	$ 6.97(b)	$ 9.61(b)

Class C: Net Assets	$ 10,048	$ 1,513	$ 1,091
Shares Issued and Outstanding	987	214	114
Net Asset Value per share	$ 10.18(b)	$ 7.08(b)	$ 9.61(b)

Class J: Net Assets	$ 143,192	$ 24,700	$ 46,250
Shares Issued and Outstanding	14,135	3,580	4,802
Net Asset Value per share	$ 10.13(b)	$ 6.90(b)	$ 9.63(b)

Institutional: Net Assets	$ 423,084	$ 1,000,791	$ 1,010,989
Shares Issued and Outstanding	40,050	134,493	104,367
Net Asset Value per share	$ 10.56	$ 7.44	$ 9.69

R-1: Net Assets	$ 1,879	$ 4,498	$ 5,741
Shares Issued and Outstanding	185	633	602
Net Asset Value per share	$ 10.17	$ 7.11	$ 9.53

R-2: Net Assets	$ 4,048	$ 10,939	$ 15,242
Shares Issued and Outstanding	397	1,517	1,598
Net Asset Value per share	$ 10.21	$ 7.21	$ 9.54

R-3: Net Assets	$ 11,000	$ 31,998	$ 34,211
Shares Issued and Outstanding	1,060	4,297	3,561
Net Asset Value per share	$ 10.38	$ 7.45	$ 9.61

R-4: Net Assets	$ 8,038	$ 27,501	$ 19,074
Shares Issued and Outstanding	759	3,683	1,980
Net Asset Value per share	$ 10.59	$ 7.47	$ 9.63

R-5: Net Assets	$ 15,132	$ 14,817	$ 27,117
Shares Issued and Outstanding	1,441	1,955	2,808
Net Asset Value per share	$ 10.50	$ 7.58	$ 9.66

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

85

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

			Principal Capital
	Money Market	Preferred	Appreciation
Amounts in thousands, except per share amounts	Fund	Securities Fund	Fund(a)

Investment in securities--at cost	$ 2,358,705	$ 2,222,661	$ 630,769

Assets
Investment in securities--at value	$ 2,358,705	$ 2,395,172	$ 881,603
Cash	7	516	56
Receivables:
Dividends and interest	376	20,443	791
Expense reimbursement from Manager	543	122	–
Expense reimbursement from Underwriter	298	1	–
Fund shares sold	3,240	19,210	561
Investment securities sold	451	3,554	1,755
Other assets	27	–	–

Total Assets	2,363,647	2,439,018	884,766
Liabilities
Accrued management and investment advisory fees	775	1,477	439
Accrued administrative service fees	33	1	–
Accrued distribution fees	416	518	167
Accrued service fees	77	1	–
Accrued transfer agent fees	392	113	236
Accrued directors' expenses	22	5	1
Accrued other expenses	333	154	148
Payables:
Dividends payable	–	13,602	–
Fund shares redeemed	11,537	8,751	952
Investment securities purchased	–	2,321	931

Total Liabilities	13,585	26,943	2,874

Net Assets Applicable to Outstanding Shares	$ 2,350,062	$ 2,412,075	$ 881,892

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,353,857	$ 2,445,272	$ 634,459
Accumulated undistributed (overdistributed) net investment income (loss)	–	979	5,230
Accumulated undistributed (overdistributed) net realized gain (loss)	(3,795)	(206,687)	(8,631)
Net unrealized appreciation (depreciation) of investments	–	172,511	250,834

Total Net Assets	$ 2,350,062	$ 2,412,075	$ 881,892

Capital Stock (par value: $.01 a share):
Shares authorized	17,575,000	505,000	600,000
Net Asset Value Per Share:
Class A: Net Assets	$ 637,007	$ 669,875	$ 375,874
Shares Issued and Outstanding	637,968	75,476	11,549
Net Asset Value per share	$ 1.00	$ 8.88	$ 32.55
Maximum Offering Price	$ 1.00	$ 9.23(b)	$ 34.44(c)

Class B: Net Assets	$ 66,726	N/A	$ 80,421
Shares Issued and Outstanding	66,797		2,892
Net Asset Value per share	$ 1.00(d)		$ 27.81(d)

Class C: Net Assets	$ 30,747	$ 432,896	$ 15,610
Shares Issued and Outstanding	30,780	48,789	558
Net Asset Value per share	$ 1.00(d)	$ 8.87(d)	$ 27.94(d)

Class J: Net Assets	$ 346,703	$ 22,511	N/A
Shares Issued and Outstanding	347,101	2,576
Net Asset Value per share	$ 1.00(d)	$ 8.74(d)

Class S: Net Assets	$ 760,076	N/A	N/A
Shares Issued and Outstanding	761,480
Net Asset Value per share	$ 1.00

Institutional: Net Assets	$ 231,887	$ 1,279,494	$ 409,987
Shares Issued and Outstanding	232,347	144,733	12,451
Net Asset Value per share	$ 1.00	$ 8.84	$ 32.93

R-1: Net Assets	$ 10,048	$ 1,272	N/A
Shares Issued and Outstanding	10,057	144
Net Asset Value per share	$ 1.00	$ 8.82

R-2: Net Assets	$ 24,008	$ 1,054	N/A
Shares Issued and Outstanding	24,053	120
Net Asset Value per share	$ 1.00	$ 8.79

R-3: Net Assets	$ 68,340	$ 1,657	N/A
Shares Issued and Outstanding	68,446	188
Net Asset Value per share	$ 1.00	$ 8.81

R-4: Net Assets	$ 26,260	$ 2,218	N/A
Shares Issued and Outstanding	26,299	252
Net Asset Value per share	$ 1.00	$ 8.80

R-5: Net Assets	$ 148,260	$ 1,098	N/A
Shares Issued and Outstanding	148,529	125
Net Asset Value per share	$ 1.00	$ 8.81

(a)	Effective June 30, 2009, West Coast Equity Fund changed its name to Principal Capital Appreciation Fund.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

86

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	Real Estate	Short-Term Bond	Short-Term Income
Amounts in thousands, except per share amounts	Securities Fund	Fund	Fund

Investment in securities--at cost	$ 1,343,336	$ 149,314	$ 453,030

Assets
Investment in securities--at value	$ 1,432,117	$ 134,300	$ 459,024
Cash	10	89	132
Receivables:
Dividends and interest	685	1,064	4,106
Expense reimbursement from Manager	22	16	–
Expense reimbursement from Underwriter	4	2	–
Fund shares sold	733	419	15,178
Investment securities sold	19,310	1,902	–
Prepaid directors' expenses	–	1	1

Total Assets	1,452,881	137,793	478,441
Liabilities
Accrued management and investment advisory fees	1,034	46	177
Accrued administrative service fees	14	1	–
Accrued distribution fees	79	30	49
Accrued service fees	17	1	–
Accrued transfer agent fees	146	51	33
Accrued directors' expenses	1	–	–
Accrued other expenses	59	40	17
Payables:
Dividends payable	–	398	1,153
Fund shares redeemed	1,586	11,563	483
Investment securities purchased	18,892	–	7,158
Variation margin on futures contracts	–	–	216

Total Liabilities	21,828	12,130	9,286

Net Assets Applicable to Outstanding Shares	$ 1,431,053	$ 125,663	$ 469,155

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,943,002	$ 171,997	$ 469,607
Accumulated undistributed (overdistributed) net investment income (loss)	1,299	(369)	91
Accumulated undistributed (overdistributed) net realized gain (loss)	(602,029)	(30,951)	(6,218)
Net unrealized appreciation (depreciation) of investments	88,781	(15,014)	5,675

Total Net Assets	$ 1,431,053	$ 125,663	$ 469,155

Capital Stock (par value: $.01 a share):
Shares authorized	730,000	655,000	550,000
Net Asset Value Per Share:
Class A: Net Assets	$ 63,894	$ 58,642	$ 135,394
Shares Issued and Outstanding	5,499	6,746	11,436
Net Asset Value per share	$ 11.62	$ 8.69	$ 11.84
Maximum Offering Price	$ 12.30(a)	$ 8.89(b)	$ 12.11(b)

Class B: Net Assets	$ 11,502	N/A	N/A
Shares Issued and Outstanding	997
Net Asset Value per share	$ 11.53(c)

Class C: Net Assets	$ 5,172	$ 4,784	$ 42,128
Shares Issued and Outstanding	447	550	3,556
Net Asset Value per share	$ 11.56(c)	$ 8.70(c)	$ 11.85(c)

Class J: Net Assets	$ 96,382	$ 45,867	N/A
Shares Issued and Outstanding	8,467	5,266
Net Asset Value per share	$ 11.38(c)	$ 8.71(c)

Institutional: Net Assets	$ 1,137,929	$ 11,270	$ 291,633
Shares Issued and Outstanding	97,959	1,297	24,642
Net Asset Value per share	$ 11.62	$ 8.70	$ 11.84

R-1: Net Assets	$ 4,205	$ 765	N/A
Shares Issued and Outstanding	365	88
Net Asset Value per share	$ 11.52	$ 8.69

R-2: Net Assets	$ 11,684	$ 21	N/A
Shares Issued and Outstanding	1,040	2
Net Asset Value per share	$ 11.24	$ 8.73

R-3: Net Assets	$ 32,669	$ 2,830	N/A
Shares Issued and Outstanding	2,860	324
Net Asset Value per share	$ 11.42	$ 8.74

R-4: Net Assets	$ 14,963	$ 252	N/A
Shares Issued and Outstanding	1,319	29
Net Asset Value per share	$ 11.34	$ 8.68

R-5: Net Assets	$ 52,653	$ 1,232	N/A
Shares Issued and Outstanding	4,637	142
Net Asset Value per share	$ 11.36	$ 8.67

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 2.25% of the offering price or 2.30% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

87

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	SmallCap Blend	SmallCap Growth	SmallCap Growth
Amounts in thousands, except per share amounts	Fund	Fund	Fund II

Investment in securities--at cost	$ 168,402	$ 209,019	$ 317,682

Assets
Investment in securities--at value	$ 180,612	$ 223,388	$ 338,992
Cash	185	106	5,852
Receivables:
Dividends and interest	106	34	31
Expense reimbursement from Manager	2	11	21
Expense reimbursement from Underwriter	3	1	1
Fund shares sold	10	150	49
Investment securities sold	274	706	3,049
Variation margin on futures contracts	5	3	16
Other assets	1	–	–
Prepaid directors' expenses	1	1	–

Total Assets	181,199	224,400	348,011
Liabilities
Accrued management and investment advisory fees	122	151	312
Accrued administrative service fees	1	1	5
Accrued distribution fees	53	19	16
Accrued service fees	1	1	6
Accrued transfer agent fees	116	78	36
Accrued other expenses	47	41	28
Payables:
Fund shares redeemed	98	171	3,695
Investment securities purchased	9	–	6,000
Variation margin on futures contracts	53	31	182

Total Liabilities	500	493	10,280

Net Assets Applicable to Outstanding Shares	$ 180,699	$ 223,907	$ 337,731

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 255,747	$ 318,760	$ 451,149
Accumulated undistributed (overdistributed) net investment income (loss)	194	–	–
Accumulated undistributed (overdistributed) net realized gain (loss)	(87,383)	(109,182)	(134,277)
Net unrealized appreciation (depreciation) of investments	12,141	14,329	20,859

Total Net Assets	$ 180,699	$ 223,907	$ 337,731

Capital Stock (par value: $.01 a share):
Shares authorized	455,000	705,000	440,000
Net Asset Value Per Share:
Class A: Net Assets	$ 61,823	$ 28,743	$ 11,609
Shares Issued and Outstanding	5,905	4,978	2,001
Net Asset Value per share	$ 10.47	$ 5.77	$ 5.80
Maximum Offering Price	$ 11.08(a)	$ 6.11(a)	$ 6.14(a)

Class B: Net Assets	$ 7,037	$ 2,337	$ 3,049
Shares Issued and Outstanding	701	416	544
Net Asset Value per share	$ 10.04(b)	$ 5.62(b)	$ 5.60(b)

Class C: Net Assets	$ 940	$ 1,427	$ 759
Shares Issued and Outstanding	92	251	133
Net Asset Value per share	$ 10.27(b)	$ 5.68(b)	$ 5.70(b)

Class J: Net Assets	$ 75,770	$ 21,738	$ 14,907
Shares Issued and Outstanding	7,522	3,995	2,820
Net Asset Value per share	$ 10.07(b)	$ 5.44(b)	$ 5.29(b)

Institutional: Net Assets	$ 28,365	$ 164,515	$ 271,187
Shares Issued and Outstanding	2,640	27,832	44,980
Net Asset Value per share	$ 10.74	$ 5.91	$ 6.03

R-1: Net Assets	$ 203	$ 563	$ 1,212
Shares Issued and Outstanding	19	100	211
Net Asset Value per share	$ 10.31	$ 5.64	$ 5.76

R-2: Net Assets	$ 1,091	$ 437	$ 6,173
Shares Issued and Outstanding	106	76	1,112
Net Asset Value per share	$ 10.30	$ 5.74	$ 5.55

R-3: Net Assets	$ 700	$ 2,182	$ 6,620
Shares Issued and Outstanding	67	375	1,159
Net Asset Value per share	$ 10.47	$ 5.83	$ 5.71

R-4: Net Assets	$ 1,914	$ 444	$ 5,824
Shares Issued and Outstanding	180	75	1,005
Net Asset Value per share	$ 10.65	$ 5.97	$ 5.80

R-5: Net Assets	$ 2,856	$ 1,521	$ 16,391
Shares Issued and Outstanding	265	252	2,786
Net Asset Value per share	$ 10.76	$ 6.03	$ 5.88

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

88

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2009

	SmallCap Value	Tax-Exempt Bond	Ultra Short Bond
Amounts in thousands, except per share amounts	Fund	Fund	Fund

Investment in securities--at cost	$ 420,911	$ 276,385	$ 141,241

Assets
Investment in securities--at value	$ 412,011	$ 278,698	$ 138,657
Cash	50	82	12
Receivables:
Dividends and interest	348	4,507	445
Expense reimbursement from Manager	8	10	2
Expense reimbursement from Underwriter	2	–	–
Fund shares sold	493	1,113	59
Investment securities sold	5,554	–	–
Other assets	–	9	–
Prepaid directors' expenses	2	–	3

Total Assets	418,468	284,419	139,178
Liabilities
Accrued management and investment advisory fees	279	113	45
Accrued administrative service fees	7	–	1
Accrued distribution fees	29	67	–
Accrued service fees	8	–	1
Accrued transfer agent fees	51	32	10
Accrued other expenses	32	27	22
Payables:
Dividends payable	–	1,064	14
Fund shares redeemed	162	1,230	209
Interest expense and fees payable	–	55	–
Investment securities purchased	4,922	1,972	–
Floating rate notes issued	–	19,272	–

Total Liabilities	5,490	23,832	302

Net Assets Applicable to Outstanding Shares	$ 412,978	$ 260,587	$ 138,876

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 608,155	$ 271,646	$ 203,195
Accumulated undistributed (overdistributed) net investment income (loss)	2,728	466	8
Accumulated undistributed (overdistributed) net realized gain (loss)	(189,005)	(13,838)	(61,743)
Net unrealized appreciation (depreciation) of investments	(8,900)	2,313	(2,584)

Total Net Assets	$ 412,978	$ 260,587	$ 138,876

Capital Stock (par value: $.01 a share):
Shares authorized	830,000	300,000	695,000
Net Asset Value Per Share:
Class A: Net Assets	$ 13,392	$ 244,298	$ 1,619
Shares Issued and Outstanding	1,154	34,992	229
Net Asset Value per share	$ 11.61	$ 6.98	$ 7.06
Maximum Offering Price	$ 12.29(a)	$ 7.25(b)	$ 7.13(c)

Class B: Net Assets	$ 2,676	$ 9,561	N/A
Shares Issued and Outstanding	237	1,369
Net Asset Value per share	$ 11.31(d)	$ 6.98(d)

Class C: Net Assets	$ 3,048	$ 6,728	$ 531
Shares Issued and Outstanding	266	963	75
Net Asset Value per share	$ 11.45(d)	$ 6.99(d)	$ 7.06(d)

Class J: Net Assets	$ 36,827	N/A	$ 16,554
Shares Issued and Outstanding	3,280		2,362
Net Asset Value per share	$ 11.23(d)		$ 7.01(d)

Institutional: Net Assets	$ 304,482	N/A	$ 112,989
Shares Issued and Outstanding	26,158		16,005
Net Asset Value per share	$ 11.64		$ 7.06

R-1: Net Assets	$ 1,637	N/A	$ 10
Shares Issued and Outstanding	143		1
Net Asset Value per share	$ 11.46		$ 7.01

R-2: Net Assets	$ 5,538	N/A	$ 5,307
Shares Issued and Outstanding	483		757
Net Asset Value per share	$ 11.48		$ 7.01

R-3: Net Assets	$ 15,143	N/A	$ 1,199
Shares Issued and Outstanding	1,305		171
Net Asset Value per share	$ 11.60		$ 7.03

R-4: Net Assets	$ 6,368	N/A	$ 9
Shares Issued and Outstanding	546		1
Net Asset Value per share	$ 11.67		$ 6.99

R-5: Net Assets	$ 23,867	N/A	$ 658
Shares Issued and Outstanding	2,034		93
Net Asset Value per share	$ 11.73		$ 7.05

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 1.00% of the offering price or 1.01% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

89

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

			Disciplined
	Bond & Mortgage	California Municipal	LargeCap Blend
Amounts in thousands	Securities Fund	Fund	Fund

Net Investment Income (Loss)
Income:
Dividends	$ 4,229	$ –	$ 45,720
Interest	126,881	19,090	77
Securities lending - net	1,017	–	–

Total Income	132,127	19,090	45,797
Expenses:
Management and investment advisory fees	11,244	1,538	11,380
Distribution fees - Class A	282	621	479
Distribution fees - Class B	133	497	198
Distribution fees - Class C	28	93	18
Distribution fees - Class J	793	N/A	N/A
Distribution fees - R-1	27	N/A	4
Distribution fees - R-2	80	N/A	5
Distribution fees - R-3	107	N/A	16
Distribution fees - R-4	23	N/A	3
Administrative service fees - R-1	22	N/A	3
Administrative service fees - R-2	53	N/A	3
Administrative service fees - R-3	65	N/A	10
Administrative service fees - R-4	30	N/A	4
Administrative service fees - R-5	59	N/A	2
Registration fees - Class A	17	22	8
Registration fees - Class B	15	18	15
Registration fees - Class C	16	18	16
Registration fees - Class J	20	N/A	N/A
Registration fees - Institutional	20	N/A	20
Service fees - R-1	20	N/A	3
Service fees - R-2	66	N/A	4
Service fees - R-3	73	N/A	11
Service fees - R-4	35	N/A	5
Service fees - R-5	81	N/A	2
Shareholder reports - Class A	12	15	24
Shareholder reports - Class B	2	3	10
Shareholder reports - Class C	1	1	1
Shareholder reports - Class J	27	N/A	N/A
Transfer agent fees - Class A	350	141	663
Transfer agent fees - Class B	68	38	143
Transfer agent fees - Class C	12	10	12
Transfer agent fees - Class J	293	N/A	N/A
Transfer agent fees - Institutional	3	N/A	2
Custodian fees	25	3	12
Directors' expenses	26	13	12
Interest expense and fees	–	225	–
Professional fees	13	10	22
Other expenses	74	11	19

Total Gross Expenses	14,215	3,277	13,129
Less: Reimbursement from Manager - Class A	192	–	–
Less: Reimbursement from Manager - Class B	75	–	–
Less: Reimbursement from Manager - Class C	23	–	24
Less: Reimbursement from Manager - Institutional	2	N/A	–
Less: Reimbursement from Underwriter - Class J	88	N/A	N/A

Total Net Expenses	13,835	3,277	13,105

Net Investment Income (Loss)	118,292	15,813	32,692

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(133,138)	(23,311)	(399,208)
Futures contracts	3,872	–	1,227
Swap agreements	2,324	–	–
Change in unrealized appreciation/depreciation of:
Investments	385,093	49,200	507,412
Futures contracts	936	–	(1,326)
Swap agreements	(18,474)	–	–

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	240,613	25,889	108,105

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 358,905	$ 41,702	$ 140,797

See accompanying notes.

90

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	Diversified		Global Diversified
Amounts in thousands	International Fund	Equity Income Fund	Income Fund(a)

Net Investment Income (Loss)
Income:
Dividends	$ 41,359	$ 73,169	$ 1,638
Withholding tax	(5,262)	–	(72)
Interest	13	1,421	2,641
Securities lending - net	34	5	–

Total Income	36,144	74,595	4,207
Expenses:
Management and investment advisory fees	11,206	9,669	427
Distribution fees - Class A	608	1,466	5
Distribution fees - Class B	236	1,426	N/A
Distribution fees - Class C	103	1,095	2
Distribution fees - Class J	651	N/A	N/A
Distribution fees - R-1	25	N/A	N/A
Distribution fees - R-2	55	N/A	N/A
Distribution fees - R-3	147	N/A	N/A
Distribution fees - R-4	43	N/A	N/A
Administrative service fees - R-1	20	N/A	N/A
Administrative service fees - R-2	37	N/A	N/A
Administrative service fees - R-3	88	N/A	N/A
Administrative service fees - R-4	56	N/A	N/A
Administrative service fees - R-5	74	N/A	N/A
Registration fees - Class A	22	2	25
Registration fees - Class B	15	15	N/A
Registration fees - Class C	16	14	25
Registration fees - Class J	20	N/A	N/A
Registration fees - Institutional	20	20	20
Service fees - R-1	18	N/A	N/A
Service fees - R-2	46	N/A	N/A
Service fees - R-3	100	N/A	N/A
Service fees - R-4	65	N/A	N/A
Service fees - R-5	101	N/A	N/A
Shareholder reports - Class A	62	57	1
Shareholder reports - Class B	10	52	N/A
Shareholder reports - Class C	3	26	–
Shareholder reports - Class J	24	N/A	N/A
Transfer agent fees - Class A	944	1,268	8
Transfer agent fees - Class B	160	538	N/A
Transfer agent fees - Class C	44	229	5
Transfer agent fees - Class J	305	N/A	N/A
Transfer agent fees - Institutional	3	4	1
Custodian fees	191	3	50
Directors' expenses	30	34	–
Professional fees	48	24	10
Other expenses	34	23	1

Total Gross Expenses	15,630	15,965	580
Less: Reimbursement from Manager - Class A	–	–	28
Less: Reimbursement from Manager - Class C	45	–	30
Less: Reimbursement from Manager - Institutional	2	–	31
Less: Reimbursement from Underwriter - Class J	72	N/A	N/A

Total Net Expenses	15,511	15,965	491

Net Investment Income (Loss)	20,633	58,630	3,716

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(470,503)	(401,243)	7,302
Foreign currency transactions	(400)	–	4
Change in unrealized appreciation/depreciation of:
Investments	692,308	453,674	8,854
Translation of assets and liabilities in foreign currencies	5	–	1

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	221,410	52,431	16,161

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 242,043	$ 111,061	$ 19,877

(a)	Period from December 15, 2008, date operations commenced, through October 31, 2009

See accompanying notes.

91

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	Global Real Estate	Government & High
Amounts in thousands	Securities Fund	Quality Bond Fund(a)	High Yield Fund

Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ –	$ –	$ 1,837
Dividends	194	–	5,923
Withholding tax	(12)	–	(230)
Interest	1	62,328	204,363
Securities lending - net	–	–	1

Total Income	183	62,328	211,894
Expenses:
Management and investment advisory fees	42	6,075	10,752
Distribution fees - Class A	7	478	2,876
Distribution fees - Class B	N/A	530	589
Distribution fees - Class C	9	174	2,077
Distribution fees - Class J	N/A	234	N/A
Distribution fees - R-1	N/A	5	N/A
Distribution fees - R-2	N/A	15	N/A
Distribution fees - R-3	N/A	15	N/A
Distribution fees - R-4	N/A	2	N/A
Administrative service fees - R-1	N/A	4	N/A
Administrative service fees - R-2	N/A	10	N/A
Administrative service fees - R-3	N/A	9	N/A
Administrative service fees - R-4	N/A	3	N/A
Administrative service fees - R-5	N/A	7	N/A
Registration fees - Class A	22	21	86
Registration fees - Class B	N/A	11	19
Registration fees - Class C	22	21	30
Registration fees - Class J	N/A	28	N/A
Registration fees - Institutional	20	20	20
Service fees - R-1	N/A	3	N/A
Service fees - R-2	N/A	12	N/A
Service fees - R-3	N/A	11	N/A
Service fees - R-4	N/A	4	N/A
Service fees - R-5	N/A	10	N/A
Shareholder reports - Class A	1	20	466
Shareholder reports - Class B	N/A	–	15
Shareholder reports - Class C	–	4	50
Shareholder reports - Class J	N/A	6	N/A
Shareholder reports - Institutional	–	–	22
Transfer agent fees - Class A	14	402	1,516
Transfer agent fees - Class B	N/A	129	101
Transfer agent fees - Class C	7	32	249
Transfer agent fees - Class J	N/A	142	N/A
Transfer agent fees - Institutional	1	1	93
Custodian fees	10	6	13
Directors' expenses	–	16	69
Professional fees	20	15	19
Other expenses	–	19	48

Total Gross Expenses	175	8,494	19,110
Less: Reimbursement from Manager - Class A	47	37	–
Less: Reimbursement from Manager - Class B	N/A	63	–
Less: Reimbursement from Manager - Class C	32	34	–
Less: Reimbursement from Manager - Class J	N/A	126	N/A
Less: Reimbursement from Manager - Institutional	26	–	–
Less: Reimbursement from Manager - R-1	N/A	1	N/A
Less: Reimbursement from Manager - R-2	N/A	5	N/A
Less: Reimbursement from Manager - R-3	N/A	6	N/A
Less: Reimbursement from Manager - R-4	N/A	2	N/A
Less: Reimbursement from Manager - R-5	N/A	7	N/A
Less: Reimbursement from Underwriter - Class A	–	154	–
Less: Reimbursement from Underwriter - Class J	N/A	26	N/A

Total Net Expenses	70	8,033	19,110

Net Investment Income (Loss)	113	54,295	192,784

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(1,818)	(135)	(53,964)
Foreign currency transactions	47	–	7,817
Swap agreements	–	–	11,027
Change in unrealized appreciation/depreciation of:
Investments	2,559	63,789	572,323
Investments in affiliated securities	–	–	2,463
Swap agreements	–	–	(9)
Translation of assets and liabilities in foreign currencies	(62)	–	(7,476)

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	726	63,654	532,181

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 839	$ 117,949	$ 724,965

(a)	Effective September 30, 2009, Mortgage Securities Fund changed its name to Government & High Quality Bond Fund.

See accompanying notes.

92

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

			International
		Inflation Protection	Emerging Markets
Amounts in thousands	Income Fund	Fund	Fund

Net Investment Income (Loss)
Income:
Dividends	$ 288	$ –	$ 28,971
Withholding tax	–	–	(3,388)
Interest	65,853	7,392	23
Securities lending - net	2	422	4

Total Income	66,143	7,814	25,610
Expenses:
Management and investment advisory fees	4,718	1,590	11,016
Distribution fees - Class A	355	19	221
Distribution fees - Class B	511	N/A	136
Distribution fees - Class C	221	13	75
Distribution fees - Class J	–	30	612
Distribution fees - R-1	N/A	1	18
Distribution fees - R-2	N/A	2	26
Distribution fees - R-3	N/A	2	51
Distribution fees - R-4	N/A	1	17
Administrative service fees - R-1	N/A	1	14
Administrative service fees - R-2	N/A	1	17
Administrative service fees - R-3	N/A	1	31
Administrative service fees - R-4	N/A	1	21
Administrative service fees - R-5	N/A	1	25
Registration fees - Class A	27	17	22
Registration fees - Class B	18	N/A	15
Registration fees - Class C	18	15	17
Registration fees - Class J	1	16	34
Registration fees - Institutional	20	20	20
Service fees - R-1	N/A	1	12
Service fees - R-2	N/A	1	22
Service fees - R-3	N/A	2	35
Service fees - R-4	N/A	1	25
Service fees - R-5	N/A	1	33
Shareholder reports - Class A	25	2	33
Shareholder reports - Class B	11	N/A	7
Shareholder reports - Class C	5	–	4
Shareholder reports - Class J	N/A	1	19
Shareholder reports - Institutional	8	–	12
Transfer agent fees - Class A	195	23	371
Transfer agent fees - Class B	95	N/A	89
Transfer agent fees - Class C	33	9	37
Transfer agent fees - Class J	1	24	263
Transfer agent fees - Institutional	42	1	65
Custodian fees	2	4	561
Directors' expenses	11	11	17
Professional fees	16	8	48
Other expenses	16	10	19

Total Gross Expenses	6,349	1,830	14,060
Less: Reimbursement from Manager - Class A	39	23	–
Less: Reimbursement from Manager - Class B	53	N/A	–
Less: Reimbursement from Manager - Class C	24	22	17
Less: Reimbursement from Manager - Class J	3	17	–
Less: Reimbursement from Underwriter - Class J	–	3	68

Total Net Expenses	6,230	1,765	13,975

Net Investment Income (Loss)	59,913	6,049	11,635

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(15,368)	(76,188)	(223,632)
Foreign currency transactions	(1)	–	(2,793)
Futures contracts	–	(2,888)	–
Swap agreements	–	(5,031)	–
Change in unrealized appreciation/depreciation of:
Investments	178,569	94,186	627,133
Futures contracts	–	131	–
Swap agreements	–	12,410	–
Translation of assets and liabilities in foreign currencies	(1)	–	138

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	163,199	22,620	400,846

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 223,112	$ 28,669	$ 412,481

See accompanying notes.

93

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	International	LargeCap Blend	LargeCap Blend
Amounts in thousands	Growth Fund	Fund I	Fund II

Net Investment Income (Loss)
Income:
Dividends	$ 36,748	$ 17,243	$ 14,829
Withholding tax	(4,894)	–	–
Interest	21	47	21
Securities lending - net	4	–	–

Total Income	31,879	17,290	14,850
Expenses:
Management and investment advisory fees	11,995	3,286	4,585
Distribution fees - Class A	6	185	85
Distribution fees - Class B	N/A	48	122
Distribution fees - Class C	3	6	9
Distribution fees - Class J	154	129	383
Distribution fees - R-1	5	2	10
Distribution fees - R-2	17	5	41
Distribution fees - R-3	43	3	49
Distribution fees - R-4	7	2	11
Administrative service fees - R-1	4	2	8
Administrative service fees - R-2	12	3	27
Administrative service fees - R-3	26	2	29
Administrative service fees - R-4	9	2	15
Administrative service fees - R-5	13	3	23
Registration fees - Class A	19	17	16
Registration fees - Class B	N/A	16	16
Registration fees - Class C	18	15	15
Registration fees - Class J	15	15	19
Registration fees - Institutional	20	20	20
Service fees - R-1	4	2	7
Service fees - R-2	14	4	34
Service fees - R-3	29	2	33
Service fees - R-4	10	3	17
Service fees - R-5	19	3	31
Shareholder meeting expense - Class A	–	104	55
Shareholder meeting expense - Class B	N/A	8	16
Shareholder meeting expense - Class C	–	1	2
Shareholder reports - Class A	1	16	6
Shareholder reports - Class B	N/A	1	2
Shareholder reports - Class J	7	4	11
Shareholder reports - Institutional	11	–	12
Transfer agent fees - Class A	16	411	150
Transfer agent fees - Class B	N/A	47	60
Transfer agent fees - Class C	7	8	9
Transfer agent fees - Class J	84	59	125
Transfer agent fees - Institutional	70	2	69
Custodian fees	90	15	18
Directors' expenses	21	5	26
Professional fees	21	4	6
Other expenses	26	7	15

Total Gross Expenses	12,796	4,467	6,187
Less: Reimbursement from Manager	–	18	42
Less: Reimbursement from Manager - Class A	28	–	–
Less: Reimbursement from Manager - Class C	23	21	21
Less: Reimbursement from Underwriter - Class J	17	14	43

Total Net Expenses	12,728	4,414	6,081

Net Investment Income (Loss)	19,151	12,876	8,769

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(555,007)	(161,327)	(127,440)
Foreign currency transactions	506	–	–
Futures contracts	(6,450)	119	4,684
Change in unrealized appreciation/depreciation of:
Investments	698,661	216,250	185,469
Futures contracts	1,195	1,436	(781)
Translation of assets and liabilities in foreign currencies	(177)	–	–

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	138,728	56,478	61,932

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 157,879	$ 69,354	$ 70,701

See accompanying notes.

94

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	LargeCap Growth	LargeCap Growth	LargeCap Growth
Amounts in thousands	Fund	Fund I	Fund II

Net Investment Income (Loss)
Income:
Dividends	$ 17,723	$ 11,904	$ 20,672
Withholding tax	–	–	(127)
Interest	130	44	61
Securities lending - net	–	–	2

Total Income	17,853	11,948	20,608
Expenses:
Management and investment advisory fees	12,786	9,741	12,829
Distribution fees - Class A	701	79	5
Distribution fees - Class B	238	50	N/A
Distribution fees - Class C	89	6	4
Distribution fees - Class J	163	144	88
Distribution fees - R-1	31	4	4
Distribution fees - R-2	44	23	20
Distribution fees - R-3	124	30	17
Distribution fees - R-4	34	3	6
Administrative service fees - R-1	25	3	3
Administrative service fees - R-2	29	15	13
Administrative service fees - R-3	74	18	10
Administrative service fees - R-4	45	5	8
Administrative service fees - R-5	74	16	18
Registration fees - Class A	25	15	15
Registration fees - Class B	14	15	N/A
Registration fees - Class C	17	16	16
Registration fees - Class J	18	15	15
Registration fees - Institutional	20	20	20
Service fees - R-1	22	3	3
Service fees - R-2	36	19	17
Service fees - R-3	84	20	11
Service fees - R-4	52	5	9
Service fees - R-5	101	22	24
Shareholder meeting expense - Class A	–	71	4
Shareholder meeting expense - Class B	–	13	N/A
Shareholder meeting expense - Class C	–	1	2
Shareholder reports - Class A	108	9	1
Shareholder reports - Class B	–	1	N/A
Shareholder reports - Class C	3	–	–
Shareholder reports - Class J	7	7	3
Shareholder reports - Institutional	11	–	–
Transfer agent fees - Class A	1,414	208	13
Transfer agent fees - Class B	184	43	N/A
Transfer agent fees - Class C	28	8	8
Transfer agent fees - Class J	106	103	59
Transfer agent fees - Institutional	70	3	1
Custodian fees	6	8	12
Directors' expenses	30	29	24
Professional fees	23	9	9
Other expenses	37	23	23

Total Gross Expenses	16,873	10,823	13,314
Less: Reimbursement from Manager	–	85	73
Less: Reimbursement from Manager - Class A	177	–	23
Less: Reimbursement from Manager - Class B	40	–	N/A
Less: Reimbursement from Manager - Class C	4	23	23
Less: Reimbursement from Underwriter - Class J	18	16	10

Total Net Expenses	16,634	10,699	13,185

Net Investment Income (Loss)	1,219	1,249	7,423

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(576,058)	(251,193)	(336,575)
Foreign currency transactions	–	–	(1,112)
Futures contracts	–	10,134	8,191
Change in unrealized appreciation/depreciation of:
Investments	654,424	605,471	522,653
Futures contracts	–	(1,150)	(2,870)
Translation of assets and liabilities in foreign currencies	–	–	(700)

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	78,366	363,262	189,587

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 79,585	$ 364,511	$ 197,010

See accompanying notes.

95

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	LargeCap S&P 500	LargeCap Value	LargeCap Value
Amounts in thousands	Index Fund	Fund	Fund III

Net Investment Income (Loss)
Income:
Dividends	$ 19,075	$ 19,504	$ 48,343
Interest	39	29	95

Total Income	19,114	19,533	48,438
Expenses:
Management and investment advisory fees	1,166	2,952	13,316
Distribution fees - Class A	73	365	71
Distribution fees - Class B	N/A	78	81
Distribution fees - Class C	30	13	8
Distribution fees - Class J	1,040	156	268
Distribution fees - R-1	33	3	15
Distribution fees - R-2	119	7	59
Distribution fees - R-3	287	10	121
Distribution fees - R-4	70	2	20
Administrative service fees - R-1	26	3	12
Administrative service fees - R-2	80	5	39
Administrative service fees - R-3	173	6	73
Administrative service fees - R-4	91	2	27
Administrative service fees - R-5	156	4	43
Registration fees - Class A	17	16	15
Registration fees - Class B	N/A	15	16
Registration fees - Class C	16	15	16
Registration fees - Class J	20	16	17
Registration fees - Institutional	20	20	20
Service fees - R-1	23	3	11
Service fees - R-2	100	6	49
Service fees - R-3	196	7	83
Service fees - R-4	105	2	30
Service fees - R-5	213	6	59
Shareholder meeting expense - Class A	–	–	58
Shareholder meeting expense - Class B	N/A	–	18
Shareholder meeting expense - Class C	–	–	2
Shareholder reports - Class A	8	22	7
Shareholder reports - Class B	N/A	2	2
Shareholder reports - Class C	1	1	–
Shareholder reports - Class J	34	6	11
Shareholder reports - Institutional	12	11	–
Transfer agent fees - Class A	207	558	158
Transfer agent fees - Class B	N/A	59	57
Transfer agent fees - Class C	14	10	9
Transfer agent fees - Class J	399	97	122
Transfer agent fees - Institutional	70	68	6
Custodian fees	20	11	10
Directors' expenses	33	12	39
Professional fees	6	5	11
Other expenses	27	9	30

Total Gross Expenses	4,885	4,583	15,009
Less: Reimbursement from Manager	–	–	76
Less: Reimbursement from Manager - Class A	–	–	205
Less: Reimbursement from Manager - Class B	N/A	–	83
Less: Reimbursement from Manager - Class C	27	23	26
Less: Reimbursement from Manager - Institutional	69	–	–
Less: Reimbursement from Underwriter - Class J	115	17	30

Total Net Expenses	4,674	4,543	14,589

Net Investment Income (Loss)	14,440	14,990	33,849

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(21,248)	(106,544)	(649,029)
Futures contracts	2,749	(1,335)	10,874
Change in unrealized appreciation/depreciation of:
Investments	82,612	119,914	692,959
Futures contracts	(1,378)	1,793	(4,184)

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	62,735	13,828	50,620

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 77,175	$ 28,818	$ 84,469

See accompanying notes.

96

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

		MidCap Growth	MidCap Value Fund
Amounts in thousands	MidCap Blend Fund	Fund III	I

Net Investment Income (Loss)
Income:
Dividends	$ 7,315	$ 7,177	$ 18,010
Interest	71	42	73
Securities lending - net	1	–	–

Total Income	7,387	7,219	18,083
Expenses:
Management and investment advisory fees	3,827	8,617	8,492
Distribution fees - Class A	878	56	7
Distribution fees - Class B	315	48	5
Distribution fees - Class C	46	10	5
Distribution fees - Class J	564	91	99
Distribution fees - R-1	5	10	14
Distribution fees - R-2	9	27	29
Distribution fees - R-3	21	69	52
Distribution fees - R-4	6	22	13
Administrative service fees - R-1	4	9	11
Administrative service fees - R-2	6	18	20
Administrative service fees - R-3	13	41	31
Administrative service fees - R-4	8	28	17
Administrative service fees - R-5	13	14	18
Registration fees - Class A	22	18	17
Registration fees - Class B	18	16	20
Registration fees - Class C	18	16	26
Registration fees - Class J	17	16	19
Registration fees - Institutional	20	20	20
Service fees - R-1	3	7	10
Service fees - R-2	7	23	24
Service fees - R-3	15	47	36
Service fees - R-4	9	33	20
Service fees - R-5	18	19	24
Shareholder reports - Class A	49	6	–
Shareholder reports - Class B	7	2	–
Shareholder reports - Class C	2	–	–
Shareholder reports - Class J	22	4	3
Shareholder reports - Institutional	1	–	25
Transfer agent fees - Class A	1,059	140	27
Transfer agent fees - Class B	171	39	9
Transfer agent fees - Class C	21	11	8
Transfer agent fees - Class J	268	61	79
Transfer agent fees - Institutional	2	2	76
Custodian fees	4	11	36
Directors' expenses	25	24	18
Professional fees	4	2	–
Other expenses	16	19	12

Total Gross Expenses	7,513	9,596	9,322
Less: Reimbursement from Manager	–	85	77
Less: Reimbursement from Manager - Class A	1	51	42
Less: Reimbursement from Manager - Class B	–	32	28
Less: Reimbursement from Manager - Class C	27	22	33
Less: Reimbursement from Manager - Class J	–	–	37
Less: Reimbursement from Manager - Institutional	3	–	–
Less: Reimbursement from Underwriter - Class J	63	10	11

Total Net Expenses	7,419	9,396	9,094

Net Investment Income (Loss)	(32)	(2,177)	8,989

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(17,852)	(177,958)	(160,536)
Foreign currency transactions	(1)	–	–
Futures contracts	–	9,366	16,380
Change in unrealized appreciation/depreciation of:
Investments	93,250	399,725	308,247
Futures contracts	–	(3,803)	(1,971)

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	75,397	227,330	162,120

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 75,365	$ 225,153	$ 171,109

See accompanying notes.

97

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

		Preferred Securities	Principal Capital
Amounts in thousands	Money Market Fund	Fund	Appreciation Fund(a)

Net Investment Income (Loss)
Income:
Dividends	$ –	$ 104,467	$ 13,883
Interest	28,867	49,217	30

Total Income	28,867	153,684	13,913
Expenses:
Management and investment advisory fees	10,398	12,226	4,682
Distribution fees - Class A	N/A	996	864
Distribution fees - Class B	905	N/A	783
Distribution fees - Class C	430	2,498	118
Distribution fees - Class J	953	76	N/A
Distribution fees - Class S	3,150	N/A	N/A
Distribution fees - R-1	40	3	N/A
Distribution fees - R-2	80	2	N/A
Distribution fees - R-3	214	4	N/A
Distribution fees - R-4	34	2	N/A
Administrative service fees - R-1	32	2	N/A
Administrative service fees - R-2	54	2	N/A
Administrative service fees - R-3	128	2	N/A
Administrative service fees - R-4	44	2	N/A
Administrative service fees - R-5	182	1	N/A
Registration fees - Class A	65	55	9
Registration fees - Class B	22	N/A	16
Registration fees - Class C	33	29	17
Registration fees - Class J	79	15	N/A
Registration fees - Class S	53	N/A	N/A
Registration fees - Institutional	45	20	20
Service fees - Class S	500	N/A	N/A
Service fees - R-1	28	2	N/A
Service fees - R-2	67	2	N/A
Service fees - R-3	146	2	N/A
Service fees - R-4	51	3	N/A
Service fees - R-5	248	1	N/A
Shareholder reports - Class A	33	140	68
Shareholder reports - Class B	15	N/A	41
Shareholder reports - Class C	4	77	4
Shareholder reports - Class J	106	3	N/A
Shareholder reports - Class S	322	N/A	N/A
Shareholder reports - Institutional	–	5	–
Transfer agent fees - Class A	1,087	388	730
Transfer agent fees - Class B	137	N/A	364
Transfer agent fees - Class C	52	253	46
Transfer agent fees - Class J	756	45	N/A
Transfer agent fees - Class S	182	N/A	N/A
Transfer agent fees - Institutional	2	70	1
Custodian fees	8	11	12
Directors' expenses	116	34	19
Professional fees	84	8	15
Treasury Temporary Guarantee Program expense	1,003	–	–
Other expenses	95	28	21

Total Gross Expenses	21,983	17,007	7,830
Less: Reimbursement from Manager - Class A	264	498	–
Less: Reimbursement from Manager - Class B	513	N/A	–
Less: Reimbursement from Manager - Class C	64	304	–
Less: Reimbursement from Manager - Class J	872	–	N/A
Less: Reimbursement from Manager - Class S	343	N/A	N/A
Less: Reimbursement from Manager - Institutional	41	–	–
Less: Reimbursement from Manager - R-1	33	–	N/A
Less: Reimbursement from Manager - R-2	56	–	N/A
Less: Reimbursement from Manager - R-3	99	–	N/A
Less: Reimbursement from Manager - R-4	27	–	N/A
Less: Reimbursement from Manager - R-5	135	–	N/A
Less: Reimbursement from Underwriter - Class B	148	N/A	–
Less: Reimbursement from Underwriter - Class C	281	–	–
Less: Reimbursement from Underwriter - Class J	–	8	N/A
Less: Reimbursement from Underwriter - Class S	2,300	N/A	N/A
Less: Reimbursement from Underwriter - R-1	24	–	N/A
Less: Reimbursement from Underwriter - R-2	45	–	N/A
Less: Reimbursement from Underwriter - R-3	124	–	N/A
Less: Reimbursement from Underwriter - R-4	19	–	N/A

Total Net Expenses	16,595	16,197	7,830

Net Investment Income (Loss)	12,272	137,487	6,083

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(54)	(62,021)	13,895
Change in unrealized appreciation/depreciation of:
Investments	–	611,107	72,730

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	(54)	549,086	86,625

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 12,218	$ 686,573	$ 92,708

(a)	Effective June 30, 2009, West Coast Equity Fund changed its name to Principal Capital Appreciation Fund.

See accompanying notes.

98

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	Real Estate	Short-Term Bond	Short-Term Income
Amounts in thousands	Securities Fund	Fund	Fund

Net Investment Income (Loss)
Income:
Dividends	$ 44,690	$ –	$ –
Interest	1,062	8,541	14,159
Securities lending - net	–	115	–

Total Income	45,752	8,656	14,159
Expenses:
Management and investment advisory fees	9,354	567	1,518
Distribution fees - Class A	130	83	100
Distribution fees - Class B	106	N/A	N/A
Distribution fees - Class C	36	29	173
Distribution fees - Class J	373	190	N/A
Distribution fees - R-1	11	2	N/A
Distribution fees - R-2	29	–	N/A
Distribution fees - R-3	65	7	N/A
Distribution fees - R-4	12	–	N/A
Administrative service fees - R-1	8	2	N/A
Administrative service fees - R-2	19	–	N/A
Administrative service fees - R-3	39	4	N/A
Administrative service fees - R-4	15	–	N/A
Administrative service fees - R-5	46	1	N/A
Registration fees - Class A	17	16	21
Registration fees - Class B	16	N/A	N/A
Registration fees - Class C	15	16	18
Registration fees - Class J	20	16	N/A
Registration fees - Institutional	20	20	20
Service fees - R-1	8	1	N/A
Service fees - R-2	24	–	N/A
Service fees - R-3	44	5	N/A
Service fees - R-4	17	–	N/A
Service fees - R-5	62	2	N/A
Shareholder reports - Class A	14	4	11
Shareholder reports - Class B	4	N/A	N/A
Shareholder reports - Class C	1	1	4
Shareholder reports - Class J	22	6	N/A
Shareholder reports - Institutional	14	9	9
Transfer agent fees - Class A	280	119	89
Transfer agent fees - Class B	84	N/A	N/A
Transfer agent fees - Class C	24	11	22
Transfer agent fees - Class J	216	84	N/A
Transfer agent fees - Institutional	80	56	56
Custodian fees	5	7	3
Directors' expenses	19	6	5
Professional fees	17	9	11
Other expenses	15	6	5

Total Gross Expenses	11,281	1,279	2,065
Less: Reimbursement from Manager - Class A	213	–	–
Less: Reimbursement from Manager - Class B	79	N/A	N/A
Less: Reimbursement from Manager - Class C	35	19	12
Less: Reimbursement from Manager - Institutional	–	80	–
Less: Reimbursement from Underwriter - Class J	42	21	N/A

Total Net Expenses	10,912	1,159	2,053

Net Investment Income (Loss)	34,840	7,497	12,106

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(382,695)	(18,130)	776
Futures contracts	–	(232)	(1,763)
Change in unrealized appreciation/depreciation of:
Investments	426,891	20,014	19,928
Futures contracts	–	–	(45)

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	44,196	1,652	18,896

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 79,036	$ 9,149	$ 31,002

See accompanying notes.

99

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	SmallCap Blend	SmallCap Growth	SmallCap Growth
Amounts in thousands	Fund	Fund	Fund II

Net Investment Income (Loss)
Income:
Dividends	$ 2,724	$ 1,354	$ 1,141
Interest	11	12	16
Securities lending - net	1	2	7

Total Income	2,736	1,368	1,164
Expenses:
Management and investment advisory fees	1,255	1,554	3,215
Distribution fees - Class A	143	65	25
Distribution fees - Class B	76	23	31
Distribution fees - Class C	7	11	5
Distribution fees - Class J	251	89	62
Distribution fees - R-1	1	2	4
Distribution fees - R-2	3	1	17
Distribution fees - R-3	2	5	18
Distribution fees - R-4	1	2	5
Administrative service fees - R-1	1	1	3
Administrative service fees - R-2	2	1	12
Administrative service fees - R-3	1	3	10
Administrative service fees - R-4	2	2	7
Administrative service fees - R-5	2	3	20
Registration fees - Class A	16	11	17
Registration fees - Class B	13	15	15
Registration fees - Class C	15	16	16
Registration fees - Class J	16	15	16
Registration fees - Institutional	20	20	20
Service fees - R-1	1	1	3
Service fees - R-2	3	1	14
Service fees - R-3	1	3	12
Service fees - R-4	2	3	8
Service fees - R-5	3	4	27
Shareholder reports - Class A	13	–	3
Shareholder reports - Class B	2	1	1
Shareholder reports - Class J	14	5	5
Shareholder reports - Institutional	–	10	–
Transfer agent fees - Class A	332	201	81
Transfer agent fees - Class B	61	30	31
Transfer agent fees - Class C	9	11	8
Transfer agent fees - Class J	137	59	51
Transfer agent fees - Institutional	–	58	1
Custodian fees	13	8	15
Directors' expenses	7	3	14
Professional fees	4	12	7
Other expenses	4	2	9

Total Gross Expenses	2,433	2,251	3,808
Less: Reimbursement from Manager	–	–	24
Less: Reimbursement from Manager - Class A	–	–	82
Less: Reimbursement from Manager - Class B	–	27	42
Less: Reimbursement from Manager - Class C	21	22	23
Less: Reimbursement from Manager - Class J	–	–	46
Less: Reimbursement from Manager - Institutional	14	41	–
Less: Reimbursement from Underwriter - Class J	24	10	7

Total Net Expenses	2,374	2,151	3,584

Net Investment Income (Loss)	362	(783)	(2,420)

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(69,145)	(86,478)	(97,473)
Futures contracts	183	(474)	413
Change in unrealized appreciation/depreciation of:
Investments	69,244	102,240	121,130
Futures contracts	57	(40)	(930)

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	339	15,248	23,140

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 701	$ 14,465	$ 20,720

See accompanying notes.

100

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

	SmallCap Value	Tax-Exempt Bond	Ultra Short Bond
Amounts in thousands	Fund	Fund	Fund

Net Investment Income (Loss)
Income:
Dividends	$ 7,323	$ –	$ –
Interest	21	15,111	4,293
Securities lending - net	3	–	1

Total Income	7,347	15,111	4,294
Expenses:
Management and investment advisory fees	2,869	1,221	566
Distribution fees - Class A	32	571	1
Distribution fees - Class B	24	109	N/A
Distribution fees - Class C	33	49	1
Distribution fees - Class J	164	N/A	16
Distribution fees - R-1	5	N/A	–
Distribution fees - R-2	15	N/A	3
Distribution fees - R-3	28	N/A	1
Distribution fees - R-4	6	N/A	–
Administrative service fees - R-1	4	N/A	–
Administrative service fees - R-2	10	N/A	11
Administrative service fees - R-3	17	N/A	3
Administrative service fees - R-4	8	N/A	–
Administrative service fees - R-5	23	N/A	1
Registration fees - Class A	16	23	15
Registration fees - Class B	15	17	N/A
Registration fees - Class C	16	18	16
Registration fees - Class J	16	N/A	15
Registration fees - Institutional	20	N/A	20
Service fees - R-1	4	N/A	–
Service fees - R-2	13	N/A	14
Service fees - R-3	19	N/A	3
Service fees - R-4	9	N/A	–
Service fees - R-5	32	N/A	1
Shareholder reports - Class A	4	11	–
Shareholder reports - Class B	2	1	N/A
Shareholder reports - Class C	1	1	–
Shareholder reports - Class J	7	N/A	4
Shareholder reports - Institutional	8	N/A	–
Transfer agent fees - Class A	70	135	13
Transfer agent fees - Class B	23	16	N/A
Transfer agent fees - Class C	18	10	7
Transfer agent fees - Class J	89	N/A	40
Transfer agent fees - Institutional	47	N/A	1
Custodian fees	6	5	7
Directors' expenses	5	10	1
Interest expense and fees	–	193	–
Professional fees	13	14	6
Other expenses	5	7	1

Total Gross Expenses	3,696	2,411	767
Less: Reimbursement from custodian	–	1	–
Less: Reimbursement from Manager - Class A	46	116	11
Less: Reimbursement from Manager - Class B	27	38	N/A
Less: Reimbursement from Manager - Class C	26	21	16
Less: Reimbursement from Underwriter - Class J	18	N/A	2

Total Net Expenses	3,579	2,235	738

Net Investment Income (Loss)	3,768	12,876	3,556

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(123,417)	(9,130)	(57,440)
Futures contracts	–	–	(617)
Change in unrealized appreciation/depreciation of:
Investments	95,006	33,716	43,876
Futures contracts	–	–	171

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	(28,411)	24,586	(14,010)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (24,643)	$ 37,462	$ (10,454)

See accompanying notes.

101

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Bond & Mortgage Securities Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 118,292		$ 145,985
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(126,942)	(55,741)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									367,555	(517,385)

		Net Increase (Decrease) in Net Assets Resulting from Operations							358,905	(427,141)

Dividends and Distributions to Shareholders
From net investment income									(103,880)	(140,512)

					Total Dividends and Distributions				(103,880)	(140,512)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(702,515)	514,951
Redemption fees - Class A									2	–
Redemption fees - Class C									1	–
Redemption fees - Class J									–	4

					Total increase (decrease) in net assets				(447,487)	(52,698)

Net Assets
Beginning of period									2,464,423	2,517,121

End of period (including undistributed net investment income as set forth below)								$ 2,016,936		$ 2,464,423

Undistributed (overdistributed) net investment income (loss)								$ 24,944		$ 5,426

	Class A Class B		Class C Class J Institutional R-1				R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 16,698 $	2,257 $	1,995	$ 14,311 $	67,556	$ 3,245	$ 4,341 $	7,510 $	5,214 $	19,921
Reinvested	4,524	481	82	7,297	84,393	291	1,072	1,833	994	2,440
Redeemed	(25,793)	(6,265)	(811)	(39,330)	(806,211)	(1,906)	(7,275)	(17,594)	(6,310)	(37,475)

Net Increase (Decrease)	$ (4,571) $	(3,527) $	1,266	$ (17,722) $ (654,262) $		1,630	$ (1,862) $	(8,251) $	(102) $ (15,114)

Shares:
Sold	1,900	258	226	1,625	7,833	374	496	861	597	2,280
Reinvested	526	56	10	846	9,857	34	126	215	115	285
Redeemed	(2,999)	(721)	(95)	(4,571)	(93,028)	(221)	(860)	(2,068)	(721)	(4,365)

Net Increase (Decrease)	(573)	(407)	141	(2,100)	(75,338)	187	(238)	(992)	(9)	(1,800)

Year Ended October 31, 2008
Dollars:
Sold	$ 10,893 $	2,505 $	1,087	$ 28,403 $ 685,046		$ 3,311	$ 6,382 $ 15,045 $ 11,813 $			29,061
Reinvested	6,557	817	104	10,496	110,568	321	1,631	2,880	1,413	4,990
Redeemed	(35,444)	(7,234)	(831)	(59,208)	(209,422)	(2,251)	(10,718)	(19,819)	(13,443)	(60,002)

Net Increase (Decrease)	$ (17,994) $	(3,912) $	360	$ (20,309) $	586,192	$ 1,381	$ (2,705) $	(1,894) $	(217) $ (25,951)

Shares:
Sold	1,094	245	110	2,830	67,683	338	639	1,501	1,159	2,920
Reinvested	663	82	10	1,057	11,261	32	166	293	142	506
Redeemed	(3,617)	(740)	(87)	(6,008)	(21,750)	(229)	(1,112)	(2,054)	(1,368)	(6,175)

Net Increase (Decrease)	(1,860)	(413)	33	(2,121)	57,194	141	(307)	(260)	(67)	(2,749)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (4,879) $	(499) $	(92) $	(7,367) $	(84,398) $	(295) $	(1,072) $	(1,836) $	(997) $	(2,445)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (4,879) $	(499) $	(92) $	(7,367) $	(84,398) $	(295) $	(1,072) $	(1,836) $	(997) $	(2,445)

Year Ended October 31, 2008
From net investment
income	$ (7,081) $	(843) $	(108) $ (10,600) $ (110,640) $			(321) $	(1,631) $	(2,880) $	(1,413) $	(4,995)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (7,081) $	(843) $	(108) $ (10,600) $ (110,640) $			(321) $	(1,631) $	(2,880) $	(1,413) $	(4,995)

See accompanying notes.

102

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands				California Municipal Fund

				Year Ended	Year Ended
				October 31, 2009	October 31, 2008

Operations
Net investment income (loss)				$ 15,813	$ 17,031
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions				(23,311)	(10,821)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies				49,200	(62,852)

		Net Increase (Decrease) in Net Assets Resulting from Operations		41,702	(56,642)

Dividends and Distributions to Shareholders
From net investment income				(15,533)	(16,686)

			Total Dividends and Distributions	(15,533)	(16,686)

Capital Share Transactions
Net increase (decrease) in capital share transactions				(26,458)	29,811
Redemption fees - Class A				1	4
Redemption fees - Class B				–	3

			Total increase (decrease) in net assets	(288)	(43,510)

Net Assets
Beginning of period				319,305	362,815

End of period (including undistributed net investment income as set forth below)				$ 319,017	$ 319,305

Undistributed (overdistributed) net investment income (loss)				$ 703	$ 614

	Class A	Class B	Class C

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 44,981 $	1,334 $	5,109
Reinvested	7,662	1,475	265
Redeemed	(57,316)	(28,017)	(1,951)

Net Increase (Decrease)	$ (4,673) $	(25,208) $	3,423

Shares:
Sold	4,986	151	562
Reinvested	856	166	30
Redeemed	(6,430)	(3,124)	(216)

Net Increase (Decrease)	(588)	(2,807)	376

Year Ended October 31, 2008
Dollars:
Sold	$ 50,595 $	2,081 $	4,021
Issued in acquisitions	47,939	27,057	4,750
Reinvested	7,980	2,098	226
Redeemed	(73,381)	(39,193)	(4,362)

Net Increase (Decrease)	$ 33,133 $	(7,957) $	4,635

Shares:
Sold	4,939	206	391
Issued in acquisitions	4,621	2,609	458
Reinvested	796	209	23
Redeemed	(7,348)	(3,893)	(438)

Net Increase (Decrease)	3,008	(869)	434

Distributions:
Year Ended October 31, 2009
From net investment income $ (12,931) $		(2,217) $	(385)
From net realized gain on
investments	–	–	–

Total Dividends and Distributions $ (12,931) $		(2,217) $	(385)

Year Ended October 31, 2008
From net investment income $ (13,240) $		(3,132) $	(314)
From net realized gain on
investments	–	–	–

Total Dividends and Distributions $ (13,240) $		(3,132) $	(314)

See accompanying notes.

103

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Disciplined LargeCap Blend Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 32,692		$ 41,838
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(397,981)	(340,418)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									506,086	(1,007,586)

		Net Increase (Decrease) in Net Assets Resulting from Operations							140,797	(1,306,166)

Dividends and Distributions to Shareholders
From net investment income									(38,282)	(37,989)
From net realized gain on investments									–	(415,096)

					Total Dividends and Distributions				(38,282)	(453,085)

Capital Share Transactions
Net increase (decrease) in capital share transactions									160,131	(153,945)

				Total increase (decrease) in net assets					262,646	(1,913,196)

Net Assets
Beginning of period									2,022,953	3,936,149

End of period (including undistributed net investment income as set forth below)								$ 2,285,599		$ 2,022,953

Undistributed (overdistributed) net investment income (loss)								$ 25,460		$ 31,050

	Class A Class B Class C Institutional R-1					R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 9,606 $	1,316	$ 706 $ 359,469		$ 311 $	371 $	1,332	$ 1,529 $	571
Reinvested	2,307	–	14	35,625	11	18	94	44	23
Redeemed	(36,203)	(8,417)	(405)	(204,845)	(247)	(278)	(1,695)	(601)	(525)

Net Increase (Decrease)	$ (24,290) $	(7,101) $		315 $ 190,249	$ 75 $	111 $	(269) $	972 $	69

Shares:
Sold	1,049	147	78	39,382	33	41	149	164	61
Reinvested	255	–	2	3,963	1	2	10	5	3
Redeemed	(3,975)	(935)	(44)	(23,900)	(27)	(29)	(179)	(69)	(56)

Net Increase (Decrease)	(2,671)	(788)	36	19,445	7	14	(20)	100	8

Year Ended October 31, 2008
Dollars:
Sold	$ 21,618 $	1,836	$ 468 $ 504,487		$ 796 $	521 $	1,528	$ 691 $	495
Reinvested	76,568	6,300	252	364,838	177	297	1,176	618	236
Redeemed	(313,091)	(19,721)	(500)	(799,502)	(452)	(508)	(1,689)	(1,095)	(289)

Net Increase (Decrease)	$ (214,905) $ (11,585) $		220 $	69,823	$ 521 $	310 $	1,015	$ 214 $	442

Shares:
Sold	1,570	136	35	36,389	60	38	126	51	36
Reinvested	4,924	411	16	23,480	12	19	76	40	15
Redeemed	(23,147)	(1,475)	(36)	(59,567)	(37)	(37)	(123)	(86)	(22)

Net Increase (Decrease)	(16,653)	(928)	15	302	35	20	79	5	29

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (2,452) $	–	$ (15) $	(35,625) $	(11) $	(18) $	(94) $	(44) $	(23)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (2,452) $	–	$ (15) $	(35,625) $	(11) $	(18) $	(94) $	(44) $	(23)

Year Ended October 31, 2008
From net investment
income	$ (5,697) $	–	$ – $	(32,157) $	(5) $	(11) $	(60) $	(41) $	(18)
From net realized gain on
investments	(73,221)	(6,561)	(264)	(332,681)	(172)	(286)	(1,116)	(577)	(218)

Total Dividends and
Distributions	$ (78,918) $	(6,561) $		(264) $ (364,838) $	(177) $	(297) $	(1,176) $	(618) $	(236)

See accompanying notes.

104

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Diversified International Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 20,633		$ 32,727
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(470,903)		(236,243)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									692,313	(1,092,644)

		Net Increase (Decrease) in Net Assets Resulting from Operations							242,043	(1,296,160)

Dividends and Distributions to Shareholders
From net investment income									(31,605)	(23,601)
From net realized gain on investments									–	(301,880)

					Total Dividends and Distributions				(31,605)	(325,481)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(8,762)	243,691
Redemption fees - Class A									–	6
Redemption fees - Class C									–	1
Redemption fees - Class J									1	3

				Total increase (decrease) in net assets					201,677	(1,377,940)

Net Assets
Beginning of period								1,241,487		2,619,427

End of period (including undistributed net investment income as set forth below)								$ 1,443,164		$ 1,241,487

Undistributed (overdistributed) net investment income (loss)								$ 18,540		$ 29,054

	Class A Class B Class C Class J Institutional R-1						R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 23,420 $	1,659 $	1,824	$ 22,429	$ 122,581	$ 2,316	$ 3,845	$ 10,335	$ 12,380	$ 18,685
Reinvested	4,778	71	95	3,049	18,934	117	318	1,184	1,035	1,605
Redeemed	(50,168)	(8,852)	(3,447)	(27,465)	(137,603)	(1,029)	(5,053)	(9,570)	(6,891)	(9,344)

Net Increase (Decrease)	$ (21,970) $	(7,122) $	(1,528) $	(1,987) $	3,912	$ 1,404	$ (890) $	1,949	$ 6,524	$ 10,946

Shares:
Sold	3,184	224	245	3,084	18,296	322	527	1,409	1,702	2,536
Reinvested	657	10	13	423	2,619	16	44	164	141	222
Redeemed	(6,993)	(1,233)	(483)	(3,871)	(19,381)	(143)	(666)	(1,297)	(939)	(1,283)

Net Increase (Decrease)	(3,152)	(999)	(225)	(364)	1,534	195	(95)	276	904	1,475

Year Ended October 31, 2008
Dollars:
Sold	$ 73,466 $	8,088 $	9,716	$ 52,103	$ 165,291	$ 4,002	$ 8,077	$ 35,557	$ 36,976	$ 40,768
Reinvested	80,975	7,992	2,336	37,489	148,624	1,360	4,629	13,394	5,208	17,890
Redeemed	(209,371)	(21,046)	(8,228)	(59,241)	(122,214)	(2,258)	(8,100)	(19,977)	(8,928)	(50,887)

Net Increase (Decrease)	$ (54,930) $	(4,966) $	3,824	$ 30,351	$ 191,701	$ 3,104	$ 4,606	$ 28,974	$ 33,256	$ 7,771

Shares:
Sold	5,712	619	743	4,142	13,558	329	622	2,694	2,895	3,156
Reinvested	5,862	584	171	2,744	10,745	99	340	975	373	1,295
Redeemed	(17,267)	(1,799)	(708)	(5,092)	(9,393)	(193)	(730)	(1,723)	(767)	(4,224)

Net Increase (Decrease)	(5,693)	(596)	206	1,794	14,910	235	232	1,946	2,501	227

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (5,176) $	(74) $	(109) $	(3,051) $	(18,936) $	(117) $	(318) $	(1,184) $	(1,035) $	(1,605)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (5,176) $	(74) $	(109) $	(3,051) $	(18,936) $	(117) $	(318) $	(1,184) $	(1,035) $	(1,605)

Year Ended October 31, 2008
From net investment
income	$ (5,462) $	– $	–	$ (1,728) $	(13,865) $	(33) $	(162) $	(659) $	(361) $	(1,331)
From net realized gain on
investments	(80,007)	(8,583)	(2,825)	(35,765)	(134,764)	(1,327)	(4,468)	(12,735)	(4,847)	(16,559)

Total Dividends and
Distributions	$ (85,469) $	(8,583) $	(2,825) $ (37,493) $ (148,629) $			(1,360) $	(4,630) $ (13,394) $			(5,208) $ (17,890)

See accompanying notes.

105

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					Equity Income Fund

					Year Ended	Year Ended
					October 31, 2009	October 31, 2008

Operations
Net investment income (loss)					$ 58,630	$ 74,798
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions					(401,243)	(280,808)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies					453,674	(1,161,488)

		Net Increase (Decrease) in Net Assets Resulting from Operations			111,061	(1,367,498)

Dividends and Distributions to Shareholders
From net investment income					(61,628)	(73,144)
From net realized gain on investments					–	(384,022)

				Total Dividends and Distributions	(61,628)	(457,166)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(268,607)	(621,450)
Redemption fees - Class A					–	9
Redemption fees - Class B					1	2
Redemption fees - Class C					3	–

				Total increase (decrease) in net assets	(219,170)	(2,446,103)

Net Assets
Beginning of period					2,156,560	4,602,663

End of period (including undistributed net investment income as set forth below)					$ 1,937,390	$ 2,156,560

Undistributed (overdistributed) net investment income (loss)					$ 9,511	$ 12,493

	Class A	Class B	Class C Institutional

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 75,056 $	7,278 $ 12,751 $		25,979
Reinvested	15,918	2,701	2,096	37,328
Redeemed	(217,977)	(50,076)	(44,291)	(135,370)

Net Increase (Decrease)	$ (127,003) $ (40,097) $		(29,444) $	(72,063)

Shares:
Sold	5,825	579	1,017	1,999
Reinvested	1,229	211	165	2,881
Redeemed	(17,318)	(4,024)	(3,567)	(10,534)

Net Increase (Decrease)	(10,264)	(3,234)	(2,385)	(5,654)

Year Ended October 31, 2008
Dollars:
Sold	$ 171,645 $	18,192 $ 21,663 $		57,124
Reinvested	161,379	30,708	22,432	204,971
Redeemed	(819,926)	(108,781)	(91,480)	(289,377)

Net Increase (Decrease)	$ (486,902) $ (59,881) $		(47,385) $	(27,282)

Shares:
Sold	8,981	958	1,126	3,283
Reinvested	7,746	1,482	1,093	9,947
Redeemed	(44,704)	(6,031)	(5,085)	(15,986)

Net Increase (Decrease)	(27,977)	(3,591)	(2,866)	(2,756)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (18,462) $	(3,157) $	(2,673) $	(37,336)
From net realized gain on
investments	–	–	–	–

Total Dividends and
Distributions	$ (18,462) $	(3,157) $	(2,673) $	(37,336)

Year Ended October 31, 2008
From net investment
income	$ (26,157) $	(3,717) $	(3,095) $	(40,175)
From net realized gain on
investments	(160,120)	(33,312)	(25,793)	(164,797)

Total Dividends and
Distributions	$ (186,277) $ (37,029) $		(28,888) $ (204,972)

See accompanying notes.

106

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.

				Global
				Diversified
Amounts in thousands				Income Fund

				Period Ended
				October 31, 2009(a)

Operations
Net investment income (loss)				$ 3,716
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions				7,306
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies				8,855

		Net Increase (Decrease) in Net Assets Resulting from Operations		19,877

Dividends and Distributions to Shareholders
From net investment income				(3,752)

			Total Dividends and Distributions	(3,752)

Capital Share Transactions
Net increase (decrease) in capital share transactions				66,146

			Total increase (decrease) in net assets	82,271

Net Assets
Beginning of period				–

End of period (including undistributed net investment income as set forth below)				$ 82,271

Undistributed (overdistributed) net investment income (loss)				$ (38)

	Class A	Class C Institutional

Capital Share Transactions:
Periods Ended October 31, 2009
Dollars:
Sold	$ 8,052 $	944 $	56,769
Reinvested	130	11	3,608
Redeemed	(271)	(9)	(3,088)

Net Increase (Decrease)	$ 7,911 $	946 $	57,289

Shares:
Sold	687	79	5,657
Reinvested	11	1	329
Redeemed	(23)	(1)	(271)

Net Increase (Decrease)	675	79	5,715

Distributions:
Periods Ended October 31, 2009
From net investment
income	$ (133) $	(11) $	(3,608)
From net realized gain on
investments	–	–	–

Total Dividends and
Distributions	$ (133) $	(11) $	(3,608)

(a)	Period from December 15, 2008, date operations commenced, through October 31, 2009

See accompanying notes.

107

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands				Global Real Estate Securities Fund

				Year Ended	Year Ended
				October 31, 2009	October 31, 2008

Operations
Net investment income (loss)				$ 113	$ 130
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions				(1,771)	(1,703)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies				2,497	(2,478)

		Net Increase (Decrease) in Net Assets Resulting from Operations		839	(4,051)

Dividends and Distributions to Shareholders
From net investment income				(252)	(138)

			Total Dividends and Distributions	(252)	(138)

Capital Share Transactions
Net increase (decrease) in capital share transactions				2,960	3,130

			Total increase (decrease) in net assets	3,547	(1,059)

Net Assets
Beginning of period				4,642	5,701

End of period (including undistributed net investment income as set forth below)				$ 8,189	$ 4,642

Undistributed (overdistributed) net investment income (loss)				$ (102)	$ (14)

	Class A	Class C	Institutional

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 3,335 $	399	$ –
Reinvested	104	12	–
Redeemed	(827)	(63)	–

Net Increase (Decrease)	$ 2,612 $	348	$ –

Shares:
Sold	605	78	–
Reinvested	22	3	–
Redeemed	(169)	(13)	–

Net Increase (Decrease)	458	68	–

Year Ended October 31, 2008
Dollars:
Sold	$ 3,272 $	379	$ –
Reinvested	49	3	–
Redeemed	(480)	(93)	–

Net Increase (Decrease)	$ 2,841 $	289	$ –

Shares:
Sold	386	45	–
Reinvested	6	1	–
Redeemed	(67)	(13)	–

Net Increase (Decrease)	325	33	–

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (148) $	(51) $	(53)
From net realized gain on
investments	–	–	–

Total Dividends and
Distributions	$ (148) $	(51) $	(53)

Year Ended October 31, 2008
From net investment
income	$ (79) $	(23) $	(36)
From net realized gain on
investments	–	–	–

Total Dividends and
Distributions	$ (79) $	(23) $	(36)

See accompanying notes.

108

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

								Government & High Quality Bond
Amounts in thousands									Fund(a)

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 54,295		$ 72,125
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(135)	72
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									63,789	(18,772)

		Net Increase (Decrease) in Net Assets Resulting from Operations							117,949	53,425

Dividends and Distributions to Shareholders
From net investment income									(55,422)	(75,056)
From tax return of capital									–	(355)

					Total Dividends and Distributions				(55,422)	(75,411)

Capital Share Transactions
Net increase (decrease) in capital share transactions									172,574	(464,317)
Redemption fees - Class A									5	3
Redemption fees - Class B									–	6
Redemption fees - Class C									1	–

				Total increase (decrease) in net assets					235,107	(486,294)

Net Assets
Beginning of period									1,166,675	1,652,969

End of period (including undistributed net investment income as set forth below)								$ 1,401,782		$ 1,166,675

Undistributed (overdistributed) net investment income (loss)								$ (572)		$ (1,745)

	Class A Class B Class C Class J Institutional R-1						R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 80,434 $	7,966	$ 20,711	$ 12,232 $	42,218 $	749 $	1,205 $	1,689 $	965 $	3,245
Issued in acquisitions	162,540	32,115	10,397	90,681	2,006	2,122	9,019	11,453	4,260	13,208
Reinvested	6,517	1,576	395	2,033	41,940	50	185	246	97	293
Redeemed	(50,482)	(26,782)	(11,448)	(12,358)	(278,626)	(171)	(1,731)	(2,042)	(1,164)	(5,169)

Net Increase (Decrease)	$ 199,009 $ 14,875	$ 20,055		$ 92,588 $ (192,462) $		2,750 $	8,678 $ 11,346 $		4,158 $ 11,577

Shares:
Sold	7,499	748	1,940	1,140	3,916	70	111	156	90	301
Issued in acquisitions	15,207	3,006	974	8,474	187	198	843	1,071	398	1,235
Reinvested	607	147	37	188	3,924	5	17	23	9	27
Redeemed	(4,712)	(2,501)	(1,070)	(1,149)	(26,271)	(16)	(160)	(190)	(108)	(480)

Net Increase (Decrease)	18,601	1,400	1,881	8,653	(18,244)	257	811	1,060	389	1,083

Year Ended October 31, 2008
Dollars:
Sold	$ 16,803 $	3,836	$ 1,431	N/A $	49,841	N/A	N/A	N/A	N/A	N/A
Reinvested	3,081	1,584	167	N/A	69,247	N/A	N/A	N/A	N/A	N/A
Redeemed	(25,089)	(23,340)	(2,658)	N/A	(559,220)	N/A	N/A	N/A	N/A	N/A

Net Increase (Decrease)	$ (5,205) $ (17,920) $		(1,060)	N/A $ (440,132)		N/A	N/A	N/A	N/A	N/A

Shares:
Sold	1,589	362	137	N/A	4,680	N/A	N/A	N/A	N/A	N/A
Reinvested	291	149	16	N/A	6,530	N/A	N/A	N/A	N/A	N/A
Redeemed	(2,371)	(2,206)	(251)	N/A	(52,927)	N/A	N/A	N/A	N/A	N/A

Net Increase (Decrease)	(491)	(1,695)	(98)	N/A	(41,717)	N/A	N/A	N/A	N/A	N/A

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (8,066) $	(1,877) $	(605) $	(2,053) $	(41,950) $	(50) $	(185) $	(246) $	(97) $	(293)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (8,066) $	(1,877) $	(605) $	(2,053) $	(41,950) $	(50) $	(185) $	(246) $	(97) $	(293)

Year Ended October 31, 2008
From net investment
income	$ (3,976) $	(1,912) $	(243)	N/A $	(68,925)	N/A	N/A	N/A	N/A	N/A
From net realized gain on
investments	–	–	–	–	–	N/A	N/A	N/A	N/A	N/A
From tax return of capital	(19)	(9)	(1)	N/A	(326)	N/A	N/A	N/A	N/A	N/A

Total Dividends and
Distributions	$ (3,995) $	(1,921) $	(244)	N/A $	(69,251)	N/A	N/A	N/A	N/A	N/A

(a)	Effective September 30, 2009, Mortgage Securities Fund changed its name to Government & High Quality Bond Fund.

See accompanying notes.

109

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					High Yield Fund

					Year Ended	Year Ended
					October 31, 2009	October 31, 2008

Operations
Net investment income (loss)					$ 192,784	$ 120,219
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions					(35,120)	(3,794)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies					567,301	(524,403)

		Net Increase (Decrease) in Net Assets Resulting from Operations			724,965	(407,978)

Dividends and Distributions to Shareholders
From net investment income					(206,517)	(120,215)
From net realized gain on investments					–	(44,394)

				Total Dividends and Distributions	(206,517)	(164,609)

Capital Share Transactions
Net increase (decrease) in capital share transactions					848,392	248,526
Redemption fees - Class A					141	380
Redemption fees - Class B					–	1
Redemption fees - Class C					7	2

				Total increase (decrease) in net assets	1,366,988	(323,678)

Net Assets
Beginning of period					1,388,465	1,712,143

End of period (including undistributed net investment income as set forth below)					$ 2,755,453	$ 1,388,465

Undistributed (overdistributed) net investment income (loss)					$ (3,913)	$ (1,354)

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 1,224,142 $	25,065	$ 202,187 $	454,673
Reinvested	85,272	2,739	10,037	61,854
Redeemed	(819,740)	(15,845)	(48,012)	(333,980)

Net Increase (Decrease)	$ 489,674	$ 11,959	$ 164,212 $ 182,547

Shares:
Sold	186,189	3,762	29,907	71,692
Reinvested	12,642	406	1,463	9,212
Redeemed	(122,223)	(2,407)	(7,128)	(48,776)

Net Increase (Decrease)	76,608	1,761	24,242	32,128

Year Ended October 31, 2008
Dollars:
Sold	$ 823,315	$ 12,573 $ 71,833		$ 128,193
Reinvested	58,569	3,879	7,343	62,220
Redeemed	(611,782)	(25,693)	(46,739)	(235,185)

Net Increase (Decrease)	$ 270,102	$ (9,241) $ 32,437		$ (44,772)

Shares:
Sold	104,590	1,581	9,065	17,128
Reinvested	7,425	480	918	7,821
Redeemed	(78,410)	(3,350)	(6,135)	(29,520)

Net Increase (Decrease)	33,605	(1,289)	3,848	(4,571)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (113,582) $	(5,368) $	(18,558) $	(69,009)
From net realized gain on
investments	–	–	–	–

Total Dividends and
Distributions	$ (113,582) $	(5,368) $	(18,558) $	(69,009)

Year Ended October 31, 2008
From net investment
income	$ (61,325) $	(4,759) $	(9,252) $	(44,879)
From net realized gain on
investments	(20,511)	(2,249)	(3,835)	(17,799)

Total Dividends and
Distributions	$ (81,836) $	(7,008) $ (13,087) $		(62,678)

See accompanying notes.

110

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands						Income Fund

						Year Ended	Year Ended
						October 31, 2009	October 31, 2008

Operations
Net investment income (loss)						$ 59,913	$ 64,824
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions						(15,369)	6,526
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies						178,568	(152,183)

		Net Increase (Decrease) in Net Assets Resulting from Operations				223,112	(80,833)

Dividends and Distributions to Shareholders
From net investment income						(60,851)	(66,976)

					Total Dividends and Distributions	(60,851)	(66,976)

Capital Share Transactions
Net increase (decrease) in capital share transactions						1,314	(130,790)
Redemption fees - Class A						1	1
Redemption fees - Class B						4	4
Redemption fees - Class C						5	1

				Total increase (decrease) in net assets		163,585	(278,593)

Net Assets
Beginning of period						918,251	1,196,844

End of period (including undistributed net investment income as set forth below)						$ 1,081,836	$ 918,251

Undistributed (overdistributed) net investment income (loss)						$ (6,544)	$ (8,726)

	Class A	Class B	Class C	Class J Institutional

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 72,261 $ 12,866 $ 25,613			$ 1,670 $	94,433
Reinvested	6,298	1,914	830	3	47,073
Redeemed	(44,589)	(20,750)	(9,068)	(48)	(187,192)

Net Increase (Decrease)	$ 33,970 $	(5,970) $ 17,375		$ 1,625 $	(45,686)

Shares:
Sold	8,385	1,509	2,970	181	11,330
Reinvested	738	225	96	–	5,529
Redeemed	(5,272)	(2,462)	(1,078)	(5)	(22,609)

Net Increase (Decrease)	3,851	(728)	1,988	176	(5,750)

Year Ended October 31, 2008
Dollars:
Sold	$ 44,748 $	9,661 $ 10,440		N/A $ 100,017
Reinvested	5,919	2,276	550	N/A	54,680
Redeemed	(54,738)	(30,150)	(5,817)	N/A	(268,376)

Net Increase (Decrease)	$ (4,071) $	(18,213) $	5,173	N/A $ (113,679)

Shares:
Sold	5,018	1,085	1,179	N/A	11,161
Reinvested	674	258	63	N/A	6,210
Redeemed	(6,262)	(3,443)	(661)	N/A	(31,061)

Net Increase (Decrease)	(570)	(2,100)	581	N/A	(13,690)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (8,806) $	(2,808) $	(1,180) $	(3) $	(48,054)
From net realized gain on
investments	–	–	–	–	–

Total Dividends and
Distributions	$ (8,806) $	(2,808) $	(1,180) $	(3) $	(48,054)

Year Ended October 31, 2008
From net investment
income	$ (8,249) $	(3,329) $	(704)	N/A $	(54,694)
From net realized gain on
investments	–	–	–	N/A	–

Total Dividends and
Distributions	$ (8,249) $	(3,329) $	(704)	N/A $	(54,694)

See accompanying notes.

111

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Inflation Protection Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 6,049		$ 29,301
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(84,107)	1,842
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									106,727	(118,158)

		Net Increase (Decrease) in Net Assets Resulting from Operations							28,669	(87,015)

Dividends and Distributions to Shareholders
From net investment income									(689)	(40,806)
From tax return of capital									–	(7,447)

					Total Dividends and Distributions				(689)	(48,253)

Capital Share Transactions
Net increase (decrease) in capital share transactions									26,179	67,549
Redemption fees - Class A									3	5
Redemption fees - Class J									–	2

				Total increase (decrease) in net assets					54,162	(67,712)

Net Assets
Beginning of period									407,859	475,571

End of period (including undistributed net investment income as set forth below)								$ 462,021		$ 407,859

Undistributed (overdistributed) net investment income (loss)								$ 333		$ (29)

	Class A Class C Class J Institutional R-1					R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 8,514	$ 1,108 $	1,673 $ 102,728		$ 323	$ 271	$ 799	$ 255	$ 504
Reinvested	9	1	8	664	–	1	1	–	1
Redeemed	(3,719)	(1,490)	(3,562)	(79,713)	(403)	(220)	(732)	(301)	(541)

Net Increase (Decrease)	$ 4,804	$ (381) $	(1,881) $	23,679	$ (80) $	52	$ 68	$ (46) $	(36)

Shares:
Sold	1,173	153	236	14,213	45	38	113	36	70
Reinvested	1	–	1	91	–	–	–	–	–
Redeemed	(519)	(210)	(505)	(11,168)	(57)	(31)	(102)	(42)	(77)

Net Increase (Decrease)	655	(57)	(268)	3,136	(12)	7	11	(6)	(7)

Year Ended October 31, 2008
Dollars:
Sold	$ 11,040	$ 2,108 $ 12,408 $		97,863	$ 666	$ 279	$ 833	$ 729	$ 1,117
Reinvested	606	68	825	46,263	27	60	113	28	94
Redeemed	(7,318)	(631)	(8,269)	(88,520)	(233)	(121)	(1,000)	(540)	(946)

Net Increase (Decrease)	$ 4,328	$ 1,545 $	4,964 $	55,606	$ 460	$ 218	$ (54) $	217	$ 265

Shares:
Sold	1,191	231	1,354	10,875	76	32	93	82	124
Reinvested	67	8	92	5,142	3	7	12	3	10
Redeemed	(838)	(74)	(956)	(9,918)	(27)	(14)	(113)	(60)	(110)

Net Increase (Decrease)	420	165	490	6,099	52	25	(8)	25	24

Distributions:
Year Ended October 31, 2009
From net investment income $	(12) $	(1) $	(8) $	(665) $	–	$ (1) $	(1) $	–	$ (1)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(12) $	(1) $	(8) $	(665) $	–	$ (1) $	(1) $	–	$ (1)

Year Ended October 31, 2008
From net investment income $	(579) $	(102) $	(728) $	(39,124) $	(23) $	(51) $	(95) $	(24) $	(80)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
From tax return of capital	(106)	(19)	(133)	(7,139)	(4)	(9)	(18)	(4)	(15)

Total Dividends and Distributions $	(685) $	(121) $	(861) $	(46,263) $	(27) $	(60) $	(113) $	(28) $	(95)

See accompanying notes.

112

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								International Emerging Markets Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 11,635		$ 13,745
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(226,425)			(196,524)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								627,271			(776,973)

		Net Increase (Decrease) in Net Assets Resulting from Operations						412,481			(959,752)

Dividends and Distributions to Shareholders
From net investment income								(8,139)			(8,981)
From net realized gain on investments									–		(224,073)

					Total Dividends and Distributions			(8,139)			(233,054)

Capital Share Transactions
Net increase (decrease) in capital share transactions								154,062			400,714
Redemption fees - Class A									3		19
Redemption fees - Class J									5		20

				Total increase (decrease) in net assets				558,412			(792,053)

Net Assets
Beginning of period								704,241		1,496,294

End of period (including undistributed net investment income as set forth below)								$ 1,262,653		$ 704,241

Undistributed (overdistributed) net investment income (loss)								$ 8,794		$ 8,091

	Class A Class B			Class C Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 25,535	$ 3,697	$ 3,474	$ 42,370	$ 194,858	$ 2,647	$ 3,572	$ 11,087 $	9,895	$ 13,916
Reinvested	209	–	–	610	6,778	5	13	95	119	160
Redeemed	(33,454)	(4,024)	(2,223)	(30,033)	(79,509)	(922)	(2,536)	(3,843)	(3,271)	(5,163)

Net Increase (Decrease)	$ (7,710) $	(327) $	1,251	$ 12,947	$ 122,127	$ 1,730	$ 1,049	$ 7,339 $	6,743	$ 8,913

Shares:
Sold	1,518	216	199	2,585	13,044	162	223	660	587	837
Reinvested	15	–	–	46	500	–	1	7	9	12
Redeemed	(2,327)	(258)	(139)	(1,990)	(4,970)	(56)	(153)	(261)	(207)	(303)

Net Increase (Decrease)	(794)	(42)	60	641	8,574	106	71	406	389	546

Year Ended October 31, 2008
Dollars:
Sold	$ 90,430	$ 8,906	$ 9,637	$ 61,697	$ 236,390	$ 3,365	$ 5,768	$ 14,567 $ 13,086		$ 17,319
Reinvested	32,750	4,853	1,679	47,378	124,220	1,108	2,494	5,129	2,699	7,554
Redeemed	(90,000)	(10,059)	(4,613)	(80,879)	(59,461)	(2,138)	(4,827)	(9,132)	(4,084)	(25,122)

Net Increase (Decrease)	$ 33,180	$ 3,700	$ 6,703	$ 28,196	$ 301,149	$ 2,335	$ 3,435	$ 10,564 $ 11,701		$ (249)

Shares:
Sold	3,446	311	340	2,281	9,737	121	198	528	488	607
Reinvested	1,086	164	56	1,625	4,110	37	84	172	90	251
Redeemed	(4,036)	(420)	(197)	(3,395)	(2,531)	(83)	(201)	(379)	(175)	(940)

Net Increase (Decrease)	496	55	199	511	11,316	75	81	321	403	(82)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (251) $	–	$ –	$ (611) $	(6,885) $	(5) $	(13) $	(95) $	(119) $	(160)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (251) $	–	$ –	$ (611) $	(6,885) $	(5) $	(13) $	(95) $	(119) $	(160)

Year Ended October 31, 2008
From net investment
income	$ (673) $	–	$ –	$ (774) $	(7,056) $	–	$ (13) $	(89) $	(85) $	(291)
From net realized gain on
investments	(33,464)	(5,238)	(1,758)	(46,616)	(118,487)	(1,108)	(2,485)	(5,040)	(2,614)	(7,263)

Total Dividends and
Distributions	$ (34,137) $	(5,238) $		(1,758) $ (47,390) $ (125,543) $		(1,108) $	(2,498) $	(5,129) $	(2,699) $	(7,554)

See accompanying notes.

113

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								International Growth Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 19,151		$ 30,508
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(560,951)		(343,514)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									699,679	(1,040,308)

			Net Increase (Decrease) in Net Assets Resulting from Operations						157,879	(1,353,314)

Dividends and Distributions to Shareholders
From net investment income									(31,255)	(18,610)
From net realized gain on investments									–	(198,877)

					Total Dividends and Distributions				(31,255)	(217,487)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(164,167)		422,493
Redemption fees - Class A									–	1
Redemption fees - Class J									1	1

				Total increase (decrease) in net assets					(37,542)	(1,148,306)

Net Assets
Beginning of period								1,323,085		2,471,391

End of period (including undistributed net investment income as set forth below)								$ 1,285,543		$ 1,323,085

Undistributed (overdistributed) net investment income (loss)								$ 18,655		$ 29,625

		Class A Class C Class J Institutional R-1				R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 3,964	$ 267 $	4,565 $ 179,435	$ 380		$ 958 $	2,809	$ 1,186	$ 3,508
Reinvested	35	2	543	29,962	16	66	268	132	226
Redeemed	(1,293)	(125)	(7,415)	(367,545)	(1,021)	(1,701)	(5,948)	(4,041)	(3,400)

Net Increase (Decrease)	$ 2,706	$ 144 $	(2,307) $ (158,148) $		(625) $	(677) $	(2,871) $	(2,723) $	334

Shares:
Sold	547	37	696	26,855	61	143	413	181	522
Reinvested	5	–	82	4,452	2	10	38	20	34
Redeemed	(189)	(17)	(1,157)	(55,351)	(153)	(264)	(851)	(607)	(502)

Net Increase (Decrease)	363	20	(379)	(24,044)	(90)	(111)	(400)	(406)	54

Year Ended October 31, 2008
Dollars:
Sold	$ 3,765	$ 661 $	9,746 $ 361,524	$ 998		$ 2,203 $	6,406	$ 4,136	$ 14,369
Reinvested	106	16	7,183	200,494	280	1,480	3,252	2,160	2,469
Redeemed	(976)	(221)	(18,946)	(137,843)	(870)	(5,291)	(7,286)	(11,612)	(15,710)

Net Increase (Decrease)	$ 2,895	$ 456 $	(2,017) $ 424,175	$ 408		$ (1,608) $	2,372	$ (5,316) $	1,128

Shares:
Sold	310	54	841	30,097	84	179	544	358	1,180
Reinvested	8	1	548	14,944	21	114	235	163	186
Redeemed	(89)	(20)	(1,720)	(12,979)	(83)	(500)	(651)	(979)	(1,467)

Net Increase (Decrease)	229	35	(331)	32,062	22	(207)	128	(458)	(101)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (37) $	(2) $	(544) $	(29,964) $	(16) $	(66) $	(268) $	(132) $	(226)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(37) $	(2) $	(544) $	(29,964) $	(16) $	(66) $	(268) $	(132) $	(226)

Year Ended October 31, 2008
From net investment
income	$ (4) $	– $	(180) $	(18,045) $	–	$ (19) $	(94) $	(113) $	(155)
From net realized gain on
investments	(103)	(17)	(7,013)	(182,484)	(280)	(1,461)	(3,158)	(2,047)	(2,314)

Total Dividends and Distributions $	(107) $	(17) $	(7,193) $ (200,529) $		(280) $	(1,480) $	(3,252) $	(2,160) $	(2,469)

See accompanying notes.

114

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								LargeCap Blend Fund I

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 12,876		$ 12,730
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(161,208)			(112,715)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									217,686		(281,357)

		Net Increase (Decrease) in Net Assets Resulting from Operations							69,354		(381,342)

Dividends and Distributions to Shareholders
From net investment income									(13,086)		(9,106)
From net realized gain on investments									–		(24,506)

					Total Dividends and Distributions				(13,086)		(33,612)

Capital Share Transactions
Net increase (decrease) in capital share transactions									146,918		202,949
Redemption fees - Class A									1		–

					Total increase (decrease) in net assets				203,187		(212,005)

Net Assets
Beginning of period									694,314		906,319

End of period (including undistributed net investment income as set forth below)								$ 897,501		$ 694,314

Undistributed (overdistributed) net investment income (loss)								$ 9,836		$ 10,046

		Class A Class B		Class C Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 5,932 $	589	$ 324	$ 3,694 $ 182,372	$ 393		$ 216 $	348	$ 537 $	1,716
Reinvested	860	–	–	403	11,722	7	14	13	23	26
Redeemed	(12,575)	(2,065)	(217)	(6,451)	(37,485)	(207)	(571)	(1,186)	(1,149)	(365)

Net Increase (Decrease)	$ (5,783) $	(1,476) $	107	$ (2,354) $ 156,609	$ 193		$ (341) $	(825) $	(589) $	1,377

Shares:
Sold	1,022	101	57	631	31,260	66	36	59	98	277
Reinvested	146	–	–	69	2,000	1	2	2	4	4
Redeemed	(2,140)	(358)	(37)	(1,150)	(6,557)	(38)	(99)	(189)	(174)	(59)

Net Increase (Decrease)	(972)	(257)	20	(450)	26,703	29	(61)	(128)	(72)	222

Year Ended October 31, 2008
Dollars:
Sold	$ 8,443 $	665	$ 327	$ 5,165 $ 220,870	$ 420		$ 683 $	988	$ 545 $	1,007
Reinvested	4,365	356	28	1,755	26,411	31	125	122	131	216
Redeemed	(20,462)	(4,192)	(347)	(9,175)	(25,327)	(255)	(1,572)	(2,381)	(1,970)	(4,023)

Net Increase (Decrease)	$ (7,654) $	(3,171) $	8	$ (2,255) $ 221,954	$ 196		$ (764) $	(1,271) $	(1,294) $	(2,800)

Shares:
Sold	968	78	37	612	24,966	49	76	114	61	112
Reinvested	447	37	3	182	2,710	3	13	13	14	22
Redeemed	(2,379)	(494)	(41)	(1,085)	(3,295)	(32)	(181)	(274)	(212)	(473)

Net Increase (Decrease)	(964)	(379)	(1)	(291)	24,381	20	(92)	(147)	(137)	(339)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (878) $	–	$ –	$ (403) $	(11,722) $	(7) $	(14) $	(13) $	(23) $	(26)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(878) $	–	$ –	$ (403) $	(11,722) $	(7) $	(14) $	(13) $	(23) $	(26)

Year Ended October 31, 2008
From net investment
income	$ (681) $	–	$ –	$ (299) $	(8,002) $	(3) $	(16) $	(22) $	(29) $	(54)
From net realized gain on
investments	(3,753)	(358)	(28)	(1,456)	(18,410)	(28)	(109)	(100)	(102)	(162)

Total Dividends and Distributions $	(4,434) $	(358) $	(28) $	(1,755) $	(26,412) $	(31) $	(125) $	(122) $	(131) $	(216)

See accompanying notes.

115

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								LargeCap Blend Fund II

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 8,769		$ 9,312
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(122,756)			(50,606)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								184,688			(342,103)

		Net Increase (Decrease) in Net Assets Resulting from Operations						70,701			(383,397)

Dividends and Distributions to Shareholders
From net investment income								(9,429)			(7,658)
From net realized gain on investments									–		(92,994)

					Total Dividends and Distributions			(9,429)			(100,652)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(8,650)			34,310
Redemption fees - Class J									1		–

				Total increase (decrease) in net assets				52,623			(449,739)

Net Assets
Beginning of period								651,529		1,101,268

End of period (including undistributed net investment income as set forth below)								$ 704,152		$ 651,529

Undistributed (overdistributed) net investment income (loss)								$ 6,528		$ 7,188

		Class A Class B		Class C Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 4,665 $	647	$ 348	$ 8,235 $	52,182	$ 1,103 $	2,539 $	3,350 $	2,800 $	6,003
Reinvested	320	–	–	953	7,419	22	82	220	138	266
Redeemed	(8,056)	(3,673)	(245)	(16,107)	(54,042)	(675)	(2,588)	(5,590)	(2,099)	(6,867)

Net Increase (Decrease)	$ (3,071) $	(3,026) $	103	$ (6,919) $	5,559	$ 450 $	33 $	(2,020) $	839 $	(598)

Shares:
Sold	676	95	49	1,235	7,659	162	366	498	414	826
Reinvested	49	–	–	149	1,136	3	12	34	21	41
Redeemed	(1,212)	(541)	(38)	(2,484)	(8,117)	(93)	(378)	(835)	(315)	(1,023)

Net Increase (Decrease)	(487)	(446)	11	(1,100)	678	72	–	(303)	120	(156)

Year Ended October 31, 2008
Dollars:
Sold	$ 6,512 $	1,161	$ 506	$ 19,450 $	73,240	$ 1,531 $	2,752 $ 12,158 $		5,121 $	3,255
Reinvested	5,803	2,301	101	14,319	65,606	296	2,644	3,098	1,499	4,870
Redeemed	(14,225)	(5,429)	(207)	(29,707)	(101,330)	(1,041)	(10,039)	(8,352)	(4,585)	(16,998)

Net Increase (Decrease)	$ (1,910) $	(1,967) $	400	$ 4,062 $	37,516	$ 786 $	(4,643) $	6,904 $	2,035 $	(8,873)

Shares:
Sold	651	118	48	1,948	7,373	154	273	1,159	511	326
Reinvested	535	214	10	1,359	6,042	27	248	288	139	451
Redeemed	(1,480)	(581)	(24)	(3,199)	(10,411)	(108)	(1,060)	(880)	(462)	(1,830)

Net Increase (Decrease)	(294)	(249)	34	108	3,004	73	(539)	567	188	(1,053)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (325) $	–	$ –	$ (954) $	(7,422) $	(22) $	(82) $	(220) $	(138) $	(266)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(325) $	–	$ –	$ (954) $	(7,422) $	(22) $	(82) $	(220) $	(138) $	(266)

Year Ended October 31, 2008
From net investment
income	$ (156) $	–	$ –	$ (493) $	(6,418) $	– $	(44) $	(114) $	(87) $	(346)
From net realized gain on
investments	(5,706)	(2,318)	(114)	(13,834)	(59,202)	(296)	(2,600)	(2,985)	(1,412)	(4,527)

Total Dividends and Distributions $	(5,862) $	(2,318) $		(114) $ (14,327) $	(65,620) $	(296) $	(2,644) $	(3,099) $	(1,499) $	(4,873)

See accompanying notes.

116

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									LargeCap Growth Fund

									Year Ended	Year Ended
									October 31, 2009	October 31, 2008

Operations
Net investment income (loss)									$ 1,219	$ 13,569
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(576,058)	(61,162)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									654,424	(1,350,438)

			Net Increase (Decrease) in Net Assets Resulting from Operations						79,585	(1,398,031)

Dividends and Distributions to Shareholders
From net investment income									(2,729)	(11,511)
From net realized gain on investments									–	(52,872)
From tax return of capital									–	(8,589)

					Total Dividends and Distributions				(2,729)	(72,972)

Capital Share Transactions
Net increase (decrease) in capital share transactions									48,076	(846,323)
Redemption fees - Class A									–	29
Redemption fees - Class J									–	2

				Total increase (decrease) in net assets					124,932	(2,317,295)

Net Assets
Beginning of period									2,101,692	4,418,987

End of period (including undistributed net investment income as set forth below)									$ 2,226,624	$ 2,101,692

Undistributed (overdistributed) net investment income (loss)									$ –	$ –

	Class A Class B Class C Class J Institutional R-1						R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 31,898	$ 2,624	$ 4,875	$ 8,030	$ 304,415	$ 2,278	$ 2,967	$ 13,205	$ 17,184	$ 20,285
Reinvested	–	–	–	–	2,593	–	–	–	–	–
Redeemed	(70,804)	(11,201)	(5,196)	(7,940)	(227,115)	(1,641)	(2,848)	(8,121)	(11,714)	(15,698)

Net Increase (Decrease)	$ (38,906) $	(8,577) $	(321) $	90	$ 79,893	$ 637	$ 119	$ 5,084	$ 5,470	$ 4,587

Shares:
Sold	5,828	485	901	1,533	54,584	411	531	2,361	3,001	3,645
Reinvested	–	–	–	–	478	–	–	–	–	–
Redeemed	(12,689)	(2,123)	(972)	(1,516)	(40,962)	(290)	(511)	(1,381)	(2,005)	(2,807)

Net Increase (Decrease)	(6,861)	(1,638)	(71)	17	14,100	121	20	980	996	838

Year Ended October 31, 2008
Dollars:
Sold	$ 143,608 $	7,449	$ 10,349	$ 23,634	$ 417,047	$ 5,454	$ 5,426	$ 28,395	$ 24,940	$ 35,232
Reinvested	9,015	1,502	145	979	56,242	231	417	1,086	493	1,894
Redeemed	(153,339)	(43,882)	(3,524)	(14,156)	(1,353,757)	(3,497)	(4,305)	(11,327)	(7,231)	(24,843)

Net Increase (Decrease)	$ (716) $ (34,931) $		6,970	$ 10,457	$ (880,468) $	2,188	$ 1,538	$ 18,154	$ 18,202	$ 12,283

Shares:
Sold	16,741	886	1,200	2,889	50,133	652	629	3,207	2,812	4,000
Reinvested	941	160	15	107	5,841	24	44	109	50	195
Redeemed	(18,627)	(5,317)	(476)	(1,810)	(156,545)	(430)	(528)	(1,364)	(876)	(2,959)

Net Increase (Decrease)	(945)	(4,271)	739	1,186	(100,571)	246	145	1,952	1,986	1,236

Distributions:
Year Ended October 31, 2009
From net investment
income	$ –	$ –	$ – $	– $	(2,729) $	– $	–	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ –	$ –	$ – $	– $	(2,729) $	– $	–	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment
income	$ –	$ –	$ –	$ –	$ (11,336) $	–	$ –	$ –	$ (9) $	(166)
From net realized gain on
investments	(7,987)	(1,352)	(149)	(842)	(39,147)	(199)	(359)	(934)	(416)	(1,487)
From tax return of capital	(1,297)	(220)	(24)	(137)	(6,359)	(32)	(58)	(152)	(68)	(242)

Total Dividends and
Distributions	$ (9,284) $	(1,572) $	(173) $	(979) $	(56,842) $	(231) $	(417) $	(1,086) $		(493) $ (1,895)

See accompanying notes.

117

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									LargeCap Growth Fund I

									Year Ended	Year Ended
									October 31, 2009	October 31, 2008

Operations
Net investment income (loss)									$ 1,249	$ (1,098)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(241,059)	(98,136)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									604,321	(710,701)

			Net Increase (Decrease) in Net Assets Resulting from Operations						364,511	(809,935)

Dividends and Distributions to Shareholders
From net investment income									(185)	(1,304)
From net realized gain on investments									–	(79,454)

					Total Dividends and Distributions				(185)	(80,758)

Capital Share Transactions
Net increase (decrease) in capital share transactions									89,559	208,705
Redemption fees - Class A									2	–
Redemption fees - Class J									2	2

					Total increase (decrease) in net assets				453,889	(681,986)

Net Assets
Beginning of period									1,194,257	1,876,243

End of period (including undistributed net investment income as set forth below)									$ 1,648,146	$ 1,194,257

Undistributed (overdistributed) net investment income (loss)									$ 1,064	$ –

		Class A Class B		Class C Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 8,349	$ 870	$ 612	$ 12,443	$ 245,935	$ 628	$ 2,378	$ 2,921	$ 1,271	$ 5,030
Reinvested	–	–	–	–	185	–	–	–	–	–
Redeemed	(6,981)	(2,119)	(167)	(7,507)	(157,833)	(284)	(2,277)	(5,937)	(1,689)	(6,269)

Net Increase (Decrease)	$ 1,368	$ (1,249) $	445	$ 4,936	$ 88,287	$ 344	$ 101	$ (3,016) $	(418) $	(1,239)

Shares:
Sold	1,444	158	99	2,247	44,429	109	429	482	236	822
Reinvested	–	–	–	–	37	–	–	–	–	–
Redeemed	(1,296)	(399)	(29)	(1,435)	(28,644)	(53)	(426)	(1,077)	(327)	(1,034)

Net Increase (Decrease)	148	(241)	70	812	15,822	56	3	(595)	(91)	(212)

Year Ended October 31, 2008
Dollars:
Sold	$ 5,496	$ 942	$ 384	$ 7,601	$ 292,170	$ 550	$ 1,359	$ 3,717	$ 1,781	$ 5,656
Reinvested	2,308	530	29	2,364	71,821	67	782	1,069	268	1,478
Redeemed	(9,178)	(3,613)	(328)	(9,879)	(139,972)	(327)	(5,963)	(6,440)	(1,685)	(14,282)

Net Increase (Decrease)	$ (1,374) $	(2,141) $	85	$ 86	$ 224,019	$ 290	$ (3,822) $	(1,654) $	364	$ (7,148)

Shares:
Sold	716	127	50	1,044	36,962	76	180	501	238	727
Reinvested	271	64	3	296	8,295	8	95	126	32	172
Redeemed	(1,220)	(499)	(44)	(1,433)	(19,207)	(42)	(849)	(838)	(234)	(1,885)

Net Increase (Decrease)	(233)	(308)	9	(93)	26,050	42	(574)	(211)	36	(986)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ –	$ –	$ –	$ – $	(185) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ – $	(185) $	–	$ –	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment
income	$ –	$ –	$ –	$ – $	(1,304) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	(2,342)	(536)	(29)	(2,365)	(70,518)	(67)	(782)	(1,069)	(268)	(1,478)

Total Dividends and Distributions $	(2,342) $	(536) $	(29) $	(2,365) $	(71,822) $	(67) $	(782) $	(1,069) $	(268) $	(1,478)

See accompanying notes.

118

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									LargeCap Growth Fund II

									Year Ended	Year Ended
									October 31, 2009	October 31, 2008

Operations
Net investment income (loss)									$ 7,423	$ 2,860
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(329,496)	(119,967)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									519,083	(489,374)

			Net Increase (Decrease) in Net Assets Resulting from Operations						197,010	(606,481)

Dividends and Distributions to Shareholders
From net investment income									(8,170)	–
From net realized gain on investments									–	(99,992)

					Total Dividends and Distributions				(8,170)	(99,992)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(9,003)	1,240,556

					Total increase (decrease) in net assets				179,837	534,083

Net Assets
Beginning of period									1,388,877	854,794

End of period (including undistributed net investment income as set forth below)									$ 1,568,714	$ 1,388,877

Undistributed (overdistributed) net investment income (loss)									$ 3,884	$ 5,743

	Class A Class C Class J Institutional R-1					R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 2,076	$ 292	$ 4,897	$ 116,783 $	576	$ 1,191 $	4,591	$ 1,297	$ 5,495
Reinvested	–	–	–	8,126	–	–	–	–	44
Redeemed	(334)	(203)	(3,445)	(137,193)	(150)	(1,531)	(2,108)	(2,363)	(7,044)

Net Increase (Decrease)	$ 1,742	$ 89	$ 1,452	$ (12,284) $	426	$ (340) $	2,483	$ (1,066) $	(1,505)

Shares:
Sold	351	51	899	20,065	98	221	768	219	968
Reinvested	–	–	–	1,483	–	–	–	–	8
Redeemed	(61)	(34)	(644)	(23,483)	(27)	(296)	(357)	(433)	(1,212)

Net Increase (Decrease)	290	17	255	(1,935)	71	(75)	411	(214)	(236)

Year Ended October 31, 2008
Dollars:
Sold	$ 1,062	$ 328	$ 5,758	$ 1,284,746 $	456	$ 2,585 $	2,472	$ 2,145	$ 19,056
Reinvested	129	48	3,014	89,749	161	1,391	1,016	2,096	2,380
Redeemed	(612)	(177)	(6,469)	(130,357)	(766)	(5,394)	(3,311)	(12,899)	(18,051)

Net Increase (Decrease)	$ 579	$ 199	$ 2,303	$ 1,244,138 $	(149) $	(1,418) $	177	$ (8,658) $	3,385

Shares:
Sold	127	40	763	153,823	57	327	304	266	2,332
Reinvested	15	5	365	9,972	18	164	119	240	270
Redeemed	(78)	(23)	(881)	(16,866)	(98)	(707)	(421)	(1,572)	(2,306)

Net Increase (Decrease)	64	22	247	146,929	(23)	(216)	2	(1,066)	296

Distributions:
Year Ended October 31, 2009
From net investment
income	$ –	$ –	$ –	$ (8,126) $	– $	– $	–	$ –	$ (44)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ –	$ –	$ –	$ (8,126) $	– $	– $	–	$ –	$ (44)

Year Ended October 31, 2008
From net investment
income	$ –	$ –	$ –	$ – $	– $	– $	–	$ –	$ –
From net realized gain on
investments	(133)	(48)	(3,014)	(89,749)	(161)	(1,391)	(1,016)	(2,098)	(2,382)

Total Dividends and
Distributions	$ (133) $	(48) $	(3,014) $	(89,749) $	(161) $	(1,391) $	(1,016) $	(2,098) $	(2,382)

See accompanying notes.

119

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								LargeCap S&P 500 Index Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 14,440		$ 17,104
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(18,499)	(27,571)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									81,234	(436,782)

		Net Increase (Decrease) in Net Assets Resulting from Operations							77,175	(447,249)

Dividends and Distributions to Shareholders
From net investment income									(16,807)	(15,259)
From net realized gain on investments									–	(12,577)

					Total Dividends and Distributions				(16,807)	(27,836)

Capital Share Transactions
Net increase (decrease) in capital share transactions									60,429	81,507
Redemption fees - Class A									1	6
Redemption fees - Class C									1	–
Redemption fees - Class J									4	5

				Total increase (decrease) in net assets					120,803	(393,567)

Net Assets
Beginning of period									790,093	1,183,660

End of period (including undistributed net investment income as set forth below)								$ 910,896		$ 790,093

Undistributed (overdistributed) net investment income (loss)								$ 10,990		$ 13,357

	Class A Class C Class J Institutional R-1					R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 11,135 $	3,638 $ 31,222 $		46,244	$ 4,594	$ 7,806	$ 25,055	$ 21,378	$ 45,860
Reinvested	1,001	35	4,838	3,149	118	689	2,263	1,553	3,133
Redeemed	(13,399)	(2,440)	(38,846)	(35,467)	(920)	(5,401)	(17,464)	(13,029)	(26,316)

Net Increase (Decrease)	$ (1,263) $	1,233 $	(2,786) $	13,926	$ 3,792	$ 3,094	$ 9,854	$ 9,902	$ 22,677

Shares:
Sold	1,768	552	5,044	7,405	718	1,185	3,897	3,398	6,912
Reinvested	162	6	792	513	19	111	367	251	504
Redeemed	(2,162)	(378)	(6,312)	(5,576)	(146)	(858)	(2,801)	(2,027)	(4,032)

Net Increase (Decrease)	(232)	180	(476)	2,342	591	438	1,463	1,622	3,384

Year Ended October 31, 2008
Dollars:
Sold	$ 13,931 $	1,782 $ 45,226 $ 111,968		$ 4,973	$ 8,621	$ 44,872		$ 48,757	$ 45,890
Reinvested	2,042	48	9,438	2,582	270	1,458	4,084	1,510	6,358
Redeemed	(18,940)	(806)	(72,769)	(37,261)	(5,090)	(13,327)	(40,632)	(12,247)	(71,231)

Net Increase (Decrease)	$ (2,967) $	1,024 $ (18,105) $		77,289	$ 153	$ (3,248) $	8,324	$ 38,020	$ (18,983)

Shares:
Sold	1,566	196	4,951	12,119	544	937	4,895	5,245	4,828
Reinvested	197	5	919	249	26	141	394	145	608
Redeemed	(2,121)	(89)	(8,100)	(3,962)	(645)	(1,457)	(4,441)	(1,298)	(7,687)

Net Increase (Decrease)	(358)	112	(2,230)	8,406	(75)	(379)	848	4,092	(2,251)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (1,020) $	(37) $	(4,841) $	(3,153) $	(118) $	(689) $	(2,263) $	(1,553) $	(3,133)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (1,020) $	(37) $	(4,841) $	(3,153) $	(118) $	(689) $	(2,263) $	(1,553) $	(3,133)

Year Ended October 31, 2008
From net investment
income	$ (1,115) $	(18) $	(4,943) $	(1,605) $	(124) $	(712) $	(2,158) $	(855) $	(3,729)
From net realized gain on
investments	(950)	(31)	(4,503)	(986)	(146)	(746)	(1,926)	(655)	(2,634)

Total Dividends and
Distributions	$ (2,065) $	(49) $	(9,446) $	(2,591) $	(270) $	(1,458) $	(4,084) $	(1,510) $	(6,363)

See accompanying notes.

120

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									LargeCap Value Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 14,990		$ 16,256
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(107,879)			(117,644)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									121,707		(228,559)

		Net Increase (Decrease) in Net Assets Resulting from Operations							28,818		(329,947)

Dividends and Distributions to Shareholders
From net investment income									(16,197)		(13,362)
From net realized gain on investments									–		(67,190)

					Total Dividends and Distributions				(16,197)		(80,552)

Capital Share Transactions
Net increase (decrease) in capital share transactions									154,910		165,262
Redemption fees - Class J									1		2

				Total increase (decrease) in net assets					167,532		(245,235)

Net Assets
Beginning of period									622,333		867,568

End of period (including undistributed net investment income as set forth below)								$ 789,865		$ 622,333

Undistributed (overdistributed) net investment income (loss)								$ 11,732		$ 12,939

	Class A Class B		Class C Class J Institutional R-1				R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 8,683 $	963 $	1,327	$ 6,193	$ 196,844	$ 838	$ 1,560	$ 4,186	$ 1,210	$ 5,210
Reinvested	3,218	45	28	735	11,858	13	32	45	34	86
Redeemed	(27,189)	(2,737)	(1,124)	(7,865)	(45,568)	(135)	(577)	(855)	(719)	(1,429)

Net Increase (Decrease)	$ (15,288) $	(1,729) $	231	$ (937) $ 163,134	$ 716	$ 1,015		$ 3,376	$ 525	$ 3,867

Shares:
Sold	1,238	136	184	899	28,410	118	243	608	171	707
Reinvested	451	6	4	104	1,670	2	5	7	5	12
Redeemed	(3,922)	(392)	(165)	(1,141)	(6,493)	(20)	(80)	(123)	(100)	(200)

Net Increase (Decrease)	(2,233)	(250)	23	(138)	23,587	100	168	492	76	519

Year Ended October 31, 2008
Dollars:
Sold	$ 12,913 $	1,018 $	1,337	$ 12,805	$ 138,054	$ 574	$ 1,077	$ 922	$ 1,543	$ 3,113
Reinvested	25,827	1,584	89	5,364	45,498	87	322	274	171	686
Redeemed	(39,802)	(5,440)	(711)	(13,409)	(16,085)	(595)	(1,939)	(1,088)	(1,283)	(7,644)

Net Increase (Decrease)	$ (1,062) $	(2,838) $	715	$ 4,760	$ 167,467	$ 66	$ (540) $	108	$ 431	$ (3,845)

Shares:
Sold	1,218	96	128	1,249	12,772	57	101	89	144	299
Reinvested	2,151	133	8	453	3,791	7	27	23	14	57
Redeemed	(3,784)	(522)	(70)	(1,301)	(1,692)	(57)	(176)	(104)	(119)	(676)

Net Increase (Decrease)	(415)	(293)	66	401	14,871	7	(48)	8	39	(320)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (3,317) $	(45) $	(31) $	(735) $	(11,859) $	(13) $	(32) $	(45) $	(34) $	(86)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(3,317) $	(45) $	(31) $	(735) $	(11,859) $	(13) $	(32) $	(45) $	(34) $	(86)

Year Ended October 31, 2008
From net investment
income	$ (3,771) $	(54) $	(8) $	(697) $	(8,609) $	(9) $	(38) $	(37) $	(26) $	(113)
From net realized gain on
investments	(22,689)	(1,543)	(81)	(4,670)	(36,890)	(78)	(284)	(237)	(145)	(573)

Total Dividends and Distributions $ (26,460) $		(1,597) $	(89) $	(5,367) $	(45,499) $	(87) $	(322) $	(274) $	(171) $	(686)

See accompanying notes.

121

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								LargeCap Value Fund III

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 33,849		$ 51,582
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(638,155)		(130,835)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									688,775	(1,087,691)

		Net Increase (Decrease) in Net Assets Resulting from Operations							84,469	(1,166,944)

Dividends and Distributions to Shareholders
From net investment income									(46,086)	(50,200)
From net realized gain on investments									–	(161,500)

					Total Dividends and Distributions				(46,086)	(211,700)

Capital Share Transactions
Net increase (decrease) in capital share transactions									1,804	452,616
Redemption fees - Class A									–	1
Redemption fees - Class J									–	2

				Total increase (decrease) in net assets					40,187	(926,025)

Net Assets
Beginning of period								1,864,688		2,790,713

End of period (including undistributed net investment income as set forth below)								$ 1,904,875		$ 1,864,688

Undistributed (overdistributed) net investment income (loss)								$ 24,972		$ 37,209

	Class A Class B		Class C Class J Institutional R-1				R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 4,702 $	534	$ 178 $	7,339 $ 245,245	$ 969		$ 1,786 $	3,522	$ 3,877 $	7,529
Reinvested	535	35	6	1,232	41,374	72	340	1,012	493	973
Redeemed	(7,383)	(3,112)	(205)	(11,501)	(226,595)	(1,495)	(8,051)	(29,867)	(7,614)	(24,126)

Net Increase (Decrease)	$ (2,146) $	(2,543) $	(21) $	(2,930) $	60,024	$ (454) $	(5,925) $ (25,333) $			(3,244) $ (15,624)

Shares:
Sold	610	70	23	975	32,401	130	232	447	516	961
Reinvested	70	5	1	163	5,416	9	45	129	64	127
Redeemed	(997)	(407)	(29)	(1,558)	(30,552)	(196)	(1,075)	(3,590)	(1,019)	(2,953)

Net Increase (Decrease)	(317)	(332)	(5)	(420)	7,265	(57)	(798)	(3,014)	(439)	(1,865)

Year Ended October 31, 2008
Dollars:
Sold	$ 6,200 $	750	$ 679 $ 13,559 $ 746,251		$ 1,830		$ 2,753 $	6,257	$ 12,936 $	13,062
Reinvested	4,820	1,454	99	9,666	166,612	628	4,447	9,759	4,265	9,820
Redeemed	(16,522)	(5,086)	(470)	(26,190)	(377,618)	(2,092)	(17,791)	(34,182)	(28,890)	(54,390)

Net Increase (Decrease)	$ (5,502) $	(2,882) $	308 $	(2,965) $	535,245	$ 366	$ (10,591) $ (18,166) $			(11,689) $ (31,508)

Shares:
Sold	513	61	53	1,087	71,831	147	235	500	1,031	1,042
Reinvested	341	103	7	693	11,789	45	318	676	303	695
Redeemed	(1,382)	(434)	(41)	(2,242)	(31,668)	(173)	(1,507)	(2,833)	(2,339)	(4,661)

Net Increase (Decrease)	(528)	(270)	19	(462)	51,952	19	(954)	(1,657)	(1,005)	(2,924)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (546) $	(36) $	(6) $	(1,233) $	(41,375) $	(72) $	(340) $	(1,012) $	(493) $	(973)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (546) $	(36) $	(6) $	(1,233) $	(41,375) $	(72) $	(340) $	(1,012) $	(493) $	(973)

Year Ended October 31, 2008
From net investment
income	$ (901) $	(139) $	(9) $	(1,835) $	(41,624) $	(102) $	(780) $	(1,871) $	(748) $	(2,191)
From net realized gain on
investments	(4,015)	(1,335)	(90)	(7,841)	(124,992)	(526)	(3,667)	(7,888)	(3,517)	(7,629)

Total Dividends and
Distributions	$ (4,916) $	(1,474) $	(99) $	(9,676) $ (166,616) $		(628) $	(4,447) $	(9,759) $	(4,265) $	(9,820)

See accompanying notes.

122

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									MidCap Blend Fund

								Year Ended			Year Ended
								October 31, 2009			October 31, 2008

Operations
Net investment income (loss)								$ (32)			$ (896)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(17,853)		32,307
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									93,250		(341,511)

		Net Increase (Decrease) in Net Assets Resulting from Operations							75,365		(310,100)

Dividends and Distributions to Shareholders
From net realized gain on investments									(32,308)		(86,226)

						Total Dividends and Distributions			(32,308)		(86,226)

Capital Share Transactions
Net increase (decrease) in capital share transactions									466,875		49,743
Redemption fees - Class A									1		3
Redemption fees - Class J									–		3

					Total increase (decrease) in net assets				509,933		(346,577)

Net Assets
Beginning of period									585,278		931,855

End of period (including undistributed net investment income as set forth below)								$ 1,095,211			$ 585,278

Undistributed (overdistributed) net investment income (loss)								$ (19)			$ 13

	Class A Class B		Class C Class J Institutional R-1				R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 41,456 $	3,703	$ 2,791	$ 17,690	$ 44,957	$ 921	$ 1,661	$ 4,193	$ 2,672	$ 5,958
Issued in acquisitions	36,812	10,845	3,912	–	368,602	–	–	–	–	–
Reinvested	19,297	1,897	201	7,197	443	55	139	420	303	629
Redeemed	(57,336)	(10,856)	(902)	(22,143)	(10,891)	(257)	(680)	(2,376)	(810)	(3,628)

Net Increase (Decrease)	$ 40,229 $	5,589	$ 6,002	$ 2,744	$ 403,111	$ 719	$ 1,120	$ 2,237	$ 2,165	$ 2,959

Shares:
Sold	4,579	407	310	2,021	4,760	106	182	457	293	660
Issued in acquisitions	3,375	1,014	368	–	33,427	–	–	–	–	–
Reinvested	2,345	233	25	901	53	7	17	51	36	76
Redeemed	(6,530)	(1,237)	(104)	(2,605)	(1,186)	(30)	(75)	(255)	(88)	(404)

Net Increase (Decrease)	3,769	417	599	317	37,054	83	124	253	241	332

Year Ended October 31, 2008
Dollars:
Sold	$ 44,988 $	4,807	$ 2,706	$ 27,795	$ 42,800	$ 539	$ 1,630	$ 4,650	$ 2,966	$ 6,169
Reinvested	53,899	6,258	386	20,143	122	123	318	948	579	2,442
Redeemed	(85,634)	(17,802)	(1,233)	(42,998)	(4,071)	(425)	(1,056)	(3,256)	(2,067)	(15,983)

Net Increase (Decrease)	$ 13,253 $	(6,737) $	1,859	$ 4,940	$ 38,851	$ 237	$ 892	$ 2,342	$ 1,478	$ (7,372)

Shares:
Sold	3,438	371	211	2,148	3,223	42	124	356	220	475
Reinvested	3,831	446	28	1,470	9	9	23	68	41	174
Redeemed	(6,664)	(1,395)	(98)	(3,444)	(322)	(33)	(85)	(252)	(153)	(1,190)

Net Increase (Decrease)	605	(578)	141	174	2,910	18	62	172	108	(541)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ – $	–	$ – $	– $	–	$ – $	– $	–	$ –	$ –
From net realized gain on
investments	(19,722)	(1,941)	(215)	(7,204)	(1,678)	(55)	(141)	(420)	(303)	(629)

Total Dividends and Distributions $ (19,722) $		(1,941) $	(215) $	(7,204) $	(1,678) $	(55) $	(141) $	(420) $	(303) $	(629)

Year Ended October 31, 2008
From net investment
income	$ – $	–	$ – $	– $	–	$ – $	– $	–	$ –	$ –
From net realized gain on
investments	(54,757)	(6,357)	(401)	(20,165)	(130)	(123)	(318)	(948)	(579)	(2,448)

Total Dividends and Distributions $ (54,757) $		(6,357) $	(401) $ (20,165) $		(130) $	(123) $	(318) $	(948) $	(579) $	(2,448)

See accompanying notes.

123

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									MidCap Growth Fund III

									Year Ended		Year Ended
									October 31, 2009		October 31, 2008

Operations
Net investment income (loss)									$ (2,177)		$ (3,451)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(168,592)		(102,422)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									395,922		(299,531)

			Net Increase (Decrease) in Net Assets Resulting from Operations						225,153		(405,404)

Dividends and Distributions to Shareholders
From net realized gain on investments									–		(47,607)
From tax return of capital									–		(294)

					Total Dividends and Distributions				–		(47,901)

Capital Share Transactions
Net increase (decrease) in capital share transactions									393,917		257,856
Redemption fees - Class A									–		3
Redemption fees - Class J									1		–

				Total increase (decrease) in net assets					619,071		(195,446)

Net Assets
Beginning of period									529,818		725,264

End of period (including undistributed net investment income as set forth below)									$ 1,148,889		$ 529,818

Undistributed (overdistributed) net investment income (loss)									$ –		$ –

		Class A Class B	Class C Class J Institutional R-1				R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 6,007	$ 668	$ 805	$ 5,071	$ 158,566	$ 1,040	$ 1,403	$ 3,854	$ 3,462	$ 6,010
Issued in acquisitions	1,401	–	169	–	313,277	2,352	2,652	6,653	4,937	5,701
Redeemed	(5,572)	(1,569)	(415)	(3,747)	(96,154)	(616)	(2,170)	(7,849)	(2,634)	(9,385)

Net Increase (Decrease)	$ 1,836	$ (901) $	559	$ 1,324	$ 375,689	$ 2,776	$ 1,885	$ 2,658	$ 5,765	$ 2,326

Shares:
Sold	969	111	124	825	27,173	169	228	620	539	945
Issued in acquisitions	295	–	36	–	55,882	432	510	1,157	904	942
Redeemed	(949)	(271)	(72)	(644)	(15,065)	(94)	(367)	(1,199)	(427)	(1,385)

Net Increase (Decrease)	315	(160)	88	181	67,990	507	371	578	1,016	502

Year Ended October 31, 2008
Dollars:
Sold	$ 9,396	$ 1,402	$ 1,312	$ 6,361	$ 273,307	$ 825	$ 2,785	$ 14,236	$ 7,774	$ 12,491
Reinvested	2,594	818	103	2,590	35,472	70	952	2,151	1,730	1,347
Redeemed	(9,502)	(3,697)	(903)	(7,773)	(69,589)	(346)	(4,335)	(5,048)	(4,174)	(14,493)

Net Increase (Decrease)	$ 2,488	$ (1,477) $	512	$ 1,178	$ 239,190	$ 549	$ (598) $ 11,339		$ 5,330	$ (655)

Shares:
Sold	935	143	128	677	27,134	85	284	1,423	751	1,212
Reinvested	236	76	9	246	3,159	7	86	189	152	117
Redeemed	(1,031)	(407)	(100)	(871)	(7,754)	(39)	(468)	(550)	(451)	(1,517)

Net Increase (Decrease)	140	(188)	37	52	22,539	53	(98)	1,062	452	(188)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ –	$ –	$ – $	– $	–	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ – $	– $	–	$ –	$ –	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment
income	$ –	$ –	$ – $	– $	–	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(2,628)	(834)	(104)	(2,574)	(35,254)	(70)	(947)	(2,138)	(1,719)	(1,339)
From tax return of capital	(16)	(5)	(1)	(16)	(218)	–	(6)	(13)	(11)	(8)

Total Dividends and Distributions $	(2,644) $	(839) $	(105) $	(2,590) $	(35,472) $	(70) $	(953) $	(2,151) $	(1,730) $	(1,347)

See accompanying notes.

124

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									MidCap Value Fund I

									Year Ended	Year Ended
									October 31, 2009	October 31, 2008

Operations
Net investment income (loss)									$ 8,989	$ 9,155
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(144,156)		(73,125)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									306,276		(301,196)

			Net Increase (Decrease) in Net Assets Resulting from Operations						171,109		(365,166)

Dividends and Distributions to Shareholders
From net investment income									(9,947)		(7,203)
From net realized gain on investments									–		(104,384)

					Total Dividends and Distributions				(9,947)		(111,587)

Capital Share Transactions
Net increase (decrease) in capital share transactions									340,554		146,067

				Total increase (decrease) in net assets					501,716		(330,686)

Net Assets
Beginning of period									665,058		995,744

End of period (including undistributed net investment income as set forth below)									$ 1,166,774	$ 665,058

Undistributed (overdistributed) net investment income (loss)									$ 6,450	$ 7,385

	Class A Class B		Class C Class J Institutional R-1				R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 576 $	134	$ 254	$ 2,513	$ 150,730	$ 1,752	$ 2,530	$ 9,715	$ 4,470	$ 11,618
Issued in acquisitions	4,847	877	760	39,353	160,499	703	6,720	11,451	5,811	6,679
Reinvested	–	–	–	–	9,574	15	40	90	101	127
Redeemed	(429)	(129)	(83)	(3,527)	(72,007)	(494)	(1,580)	(3,961)	(3,602)	(5,573)

Net Increase (Decrease)	$ 4,994 $	882	$ 931	$ 38,339	$ 248,796	$ 1,976	$ 7,710	$ 17,295	$ 6,780	$ 12,851

Shares:
Sold	63	15	28	281	18,984	210	309	1,169	536	1,349
Issued in acquisitions	604	110	95	4,911	19,977	88	847	1,434	726	833
Reinvested	–	–	–	–	1,231	2	5	12	13	16
Redeemed	(46)	(14)	(9)	(390)	(8,781)	(61)	(180)	(470)	(400)	(676)

Net Increase (Decrease)	621	111	114	4,802	31,411	239	981	2,145	875	1,522

Year Ended October 31, 2008
Dollars:
Sold	N/A	N/A	N/A	N/A $ 142,632		$ 1,569	$ 2,986	$ 6,449	$ 7,506	$ 11,790
Reinvested	N/A	N/A	N/A	N/A	105,591	432	686	2,108	948	1,822
Redeemed	N/A	N/A	N/A	N/A	(116,890)	(922)	(1,514)	(5,935)	(2,212)	(10,979)

Net Increase (Decrease)	N/A	N/A	N/A	N/A $ 131,333		$ 1,079	$ 2,158	$ 2,622	$ 6,242	$ 2,633

Shares:
Sold	N/A	N/A	N/A	N/A	11,957	135	254	525	635	992
Reinvested	N/A	N/A	N/A	N/A	8,148	34	54	164	74	141
Redeemed	N/A	N/A	N/A	N/A	(10,132)	(78)	(131)	(509)	(191)	(920)

Net Increase (Decrease)	N/A	N/A	N/A	N/A	9,973	91	177	180	518	213

Distributions:
Year Ended October 31, 2009
From net investment income $	–	$ –	$ –	$ – $	(9,574) $	(15) $	(40) $	(90) $	(101) $	(127)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ – $	(9,574) $	(15) $	(40) $	(90) $	(101) $	(127)

Year Ended October 31, 2008
From net investment income	N/A	N/A	N/A	N/A $	(7,031) $	–	$ (4) $	(46) $	(35) $	(87)
From net realized gain on
investments	N/A	N/A	N/A	N/A	(98,560)	(432)	(682)	(2,062)	(913)	(1,735)

Total Dividends and Distributions	N/A	N/A	N/A	N/A $ (105,591) $		(432) $	(686) $	(2,108) $	(948) $	(1,822)

See accompanying notes.

125

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Money Market Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 12,272		$ 80,699
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(54)		(3,741)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements

		Net Increase (Decrease) in Net Assets Resulting from Operations							12,218		76,958

Dividends and Distributions to Shareholders
From net investment income								(12,272)			(80,699)

					Total Dividends and Distributions			(12,272)			(80,699)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(458,474)			270,331

					Total increase (decrease) in net assets			(458,528)			266,590

Net Assets
Beginning of period								2,808,590			2,542,000

End of period (including undistributed net investment income as set forth below)								$ 2,350,062		$ 2,808,590

Undistributed (overdistributed) net investment income (loss)								$ –		$ –

	Class A	Class B Class C Class J			Class S Institutional R-1			R-2	R-3	R-4	R-5

Capital Share
Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 659,720	$ 60,716 $ 50,539	$ 227,413		$ 396,802 $ 306,339	$ 18,105		$ 23,928 $	77,071	$ 67,269	$ 124,297
Reinvested	3,650	115	89	1,229	4,182	1,422	23	76	250	129	662
Redeemed	(802,019)	(81,457)	(62,845)	(237,677)	(592,575)	(352,830)	(19,275)	(32,080)	(94,616)	(72,005)	(135,121)

Net Increase (Decrease)	$ (138,649)	$ (20,626) $	(12,217) $	(9,035) $ (191,591) $		(45,069) $	(1,147) $	(8,076) $ (17,295) $		(4,607) $ (10,162)

Shares:
Sold	659,720	60,716	50,539	227,413	396,802	306,339	18,105	23,928	77,071	67,269	124,297
Reinvested	3,650	115	89	1,229	4,182	1,422	23	76	250	129	662
Redeemed	(802,019)	(81,457)	(62,845)	(237,677)	(592,575)	(352,830)	(19,275)	(32,080)	(94,616)	(72,005)	(135,121)

Net Increase (Decrease)	(138,649)	(20,626)	(12,217)	(9,035)	(191,591)	(45,069)	(1,147)	(8,076)	(17,295)	(4,607)	(10,162)

Year Ended October 31, 2008
Dollars:
Sold	$ 1,360,383	$ 101,427 $	57,949	$ 338,953	$ 1,402,124 $	565,039	$ 29,849	$ 51,998 $ 210,539		$ 106,350 $ 310,028
Reinvested	50,052	685	320	6,153	6,984	8,183	129	526	1,359	472	4,009
Redeemed	(2,587,292)	(47,954)	(26,486)	(175,216)	(456,037)	(512,794)	(22,342)	(35,382)	(148,402)	(89,857)	(241,418)

Net Increase (Decrease)	$ (1,176,857) $ 54,158 $ 31,783		$ 169,890		$ 953,071 $	60,428	$ 7,636	$ 17,142 $	63,496	$ 16,965	$ 72,619

Shares:
Sold	1,360,383	101,427	57,949	338,953	1,402,124	565,039	29,849	51,998	210,539	106,350	310,028
Reinvested	50,052	685	320	6,153	6,984	8,183	129	526	1,359	472	4,009
Redeemed	(2,587,292)	(47,954)	(26,486)	(175,216)	(456,037)	(512,794)	(22,342)	(35,382)	(148,402)	(89,857)	(241,418)

Net Increase (Decrease)	(1,176,857)	54,158	31,783	169,890	953,071	60,428	7,636	17,142	63,496	16,965	72,619

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (3,828)	$ (155) $	(100) $	(1,233) $	(4,182) $	(1,634) $	(23) $	(76) $	(250) $	(129) $	(662)
From net realized gain
on investments	–	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (3,828)	$ (155) $	(100) $	(1,233) $	(4,182) $	(1,634) $	(23) $	(76) $	(250) $	(129) $	(662)

Year Ended October 31, 2008
From net investment
income	$ (50,632)	$ (877) $	(363) $	(6,181) $	(6,984) $	(9,167) $	(129) $	(526) $	(1,359) $	(472) $	(4,009)
From net realized gain
on investments	–	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (50,632)	$ (877) $	(363) $	(6,181) $	(6,984) $	(9,167) $	(129) $	(526) $	(1,359) $	(472) $	(4,009)

See accompanying notes.

126

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									Preferred Securities Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 137,487		$ 85,199
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(62,021)	(135,447)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									611,107	(402,700)

		Net Increase (Decrease) in Net Assets Resulting from Operations							686,573	(452,948)

Dividends and Distributions to Shareholders
From net investment income									(137,851)	(84,591)

					Total Dividends and Distributions				(137,851)	(84,591)

Capital Share Transactions
Net increase (decrease) in capital share transactions									625,983	929,922
Redemption fees - Class A									19	6
Redemption fees - Class C									5	1
Redemption fees - Class J									–	1

				Total increase (decrease) in net assets					1,174,729	392,391

Net Assets
Beginning of period									1,237,346	844,955

End of period (including undistributed net investment income as set forth below)								$ 2,412,075		$ 1,237,346

Undistributed (overdistributed) net investment income (loss)								$ 979		$ 1,294

	Class A Class C Class J Institutional R-1					R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 545,622 $ 278,167 $		4,348	$ 282,648	$ 590	$ 557	$ 324	$ 422 $	1,405
Reinvested	19,513	7,773	1,308	83,074	62	55	118	144	44
Redeemed	(229,958)	(60,686)	(4,159)	(302,429)	(230)	(428)	(751)	(540)	(1,010)

Net Increase (Decrease)	$ 335,177 $ 225,254 $		1,497	$ 63,293	$ 422	$ 184	$ (309) $	26 $	439

Shares:
Sold	76,300	38,769	560	40,879	80	75	45	57	172
Reinvested	2,640	1,048	187	11,766	9	8	17	20	6
Redeemed	(32,041)	(8,415)	(615)	(44,442)	(34)	(64)	(103)	(83)	(127)

Net Increase (Decrease)	46,899	31,402	132	8,203	55	19	(41)	(6)	51

Year Ended October 31, 2008
Dollars:
Sold	$ 307,835 $ 152,027 $		7,560	$ 620,116	$ 794	$ 686	$ 1,281	$ 2,964 $	689
Reinvested	5,623	1,233	1,361	66,165	38	44	118	145	41
Redeemed	(115,872)	(15,408)	(9,277)	(95,011)	(492)	(439)	(964)	(793)	(542)

Net Increase (Decrease)	$ 197,586 $ 137,852 $		(356) $ 591,270	$ 340	$ 291	$ 435		$ 2,316 $	188

Shares:
Sold	34,553	17,074	811	69,452	92	81	141	307	74
Reinvested	658	148	156	7,614	4	5	14	17	5
Redeemed	(14,693)	(1,987)	(1,077)	(11,279)	(61)	(53)	(116)	(89)	(62)

Net Increase (Decrease)	20,518	15,235	(110)	65,787	35	33	39	235	17

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (32,246) $	(18,392) $	(1,312) $	(85,478) $	(62) $	(55) $	(118) $	(144) $	(44)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (32,246) $	(18,392) $	(1,312) $	(85,478) $	(62) $	(55) $	(118) $	(144) $	(44)

Year Ended October 31, 2008
From net investment
income	$ (11,639) $	(4,925) $	(1,366) $	(66,274) $	(38) $	(44) $	(118) $	(146) $	(41)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (11,639) $	(4,925) $	(1,366) $	(66,274) $	(38) $	(44) $	(118) $	(146) $	(41)

See accompanying notes.

127

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					Principal Capital Appreciation Fund(a)

					Year Ended	Year Ended
					October 31, 2009	October 31, 2008

Operations
Net investment income (loss)					$ 6,083	$ 8,896
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions					13,895	43,403
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies					72,730	(583,144)

		Net Increase (Decrease) in Net Assets Resulting from Operations			92,708	(530,845)

Dividends and Distributions to Shareholders
From net investment income					(7,102)	(10,800)
From net realized gain on investments					(44,445)	(123,750)

				Total Dividends and Distributions	(51,547)	(134,550)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(63,061)	(341,695)
Redemption fees - Class A					1	1

				Total increase (decrease) in net assets	(21,899)	(1,007,089)

Net Assets
Beginning of period					903,791	1,910,880

End of period (including undistributed net investment income as set forth below)					$ 881,892	$ 903,791

Undistributed (overdistributed) net investment income (loss)					$ 5,230	$ 6,033

	Class A	Class B Class C Institutional

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 32,183 $	5,203 $	5,391 $	9,219
Reinvested	19,140	4,632	645	24,796
Redeemed	(83,046)	(24,170)	(3,505)	(53,549)

Net Increase (Decrease)	$ (31,723) $ (14,335) $		2,531 $	(19,534)

Shares:
Sold	1,124	214	209	321
Reinvested	702	198	28	899
Redeemed	(2,981)	(1,013)	(151)	(1,890)

Net Increase (Decrease)	(1,155)	(601)	86	(670)

Year Ended October 31, 2008
Dollars:
Sold	$ 52,445 $	9,186 $	3,582 $	27,983
Reinvested	62,604	12,006	1,497	53,063
Redeemed	(367,824)	(46,856)	(6,044)	(143,337)

Net Increase (Decrease)	$ (252,775) $	(25,664) $	(965) $	(62,291)

Shares:
Sold	1,320	264	103	685
Reinvested	1,402	309	38	1,175
Redeemed	(9,389)	(1,366)	(178)	(3,703)

Net Increase (Decrease)	(6,667)	(793)	(37)	(1,843)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (2,125) $	– $	– $	(4,977)
From net realized gain on
investments	(18,790)	(5,122)	(714)	(19,819)

Total Dividends and
Distributions	$ (20,915) $	(5,122) $	(714) $	(24,796)

Year Ended October 31, 2008
From net investment
income	$ (4,780) $	– $	– $	(6,020)
From net realized gain on
investments	(61,555)	(13,476)	(1,676)	(47,043)

Total Dividends and
Distributions	$ (66,335) $	(13,476) $	(1,676) $	(53,063)

(a)	Effective June 30, 2009, West Coast Equity Fund changed its name to Principal Capital Appreciation Fund.

See accompanying notes.

128

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Real Estate Securities Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 34,840		$ 28,246
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(382,695)		(217,246)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									426,891	(445,865)

		Net Increase (Decrease) in Net Assets Resulting from Operations							79,036	(634,865)

Dividends and Distributions to Shareholders
From net investment income									(35,754)	(31,823)
From net realized gain on investments									–	(373,992)

					Total Dividends and Distributions				(35,754)	(405,815)

Capital Share Transactions
Net increase (decrease) in capital share transactions									204,786	595,149
Redemption fees - Class A									–	1
Redemption fees - Class J									2	7

				Total increase (decrease) in net assets					248,070	(445,523)

Net Assets
Beginning of period								1,182,983		1,628,506

End of period (including undistributed net investment income as set forth below)								$ 1,431,053		$ 1,182,983

Undistributed (overdistributed) net investment income (loss)								$ 1,299		$ 2,213

	Class A Class B Class C Class J Institutional R-1						R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 14,105	$ 1,062 $	2,070	$ 8,366	$ 301,137	$ 1,432 $	2,090	$ 9,915	$ 5,172	$ 23,757
Reinvested	1,467	218	77	2,281	28,922	74	262	739	342	1,221
Redeemed	(14,629)	(3,516)	(1,219)	(17,948)	(131,354)	(416)	(2,411)	(7,601)	(3,212)	(17,617)

Net Increase (Decrease)	$ 943	$ (2,236) $	928	$ (7,301) $ 198,705		$ 1,090 $	(59) $	3,053	$ 2,302	$ 7,361

Shares:
Sold	1,436	107	200	903	32,951	151	222	1,077	556	2,752
Reinvested	160	24	8	255	3,158	8	30	82	38	135
Redeemed	(1,572)	(374)	(133)	(1,968)	(13,787)	(45)	(250)	(781)	(337)	(1,788)

Net Increase (Decrease)	24	(243)	75	(810)	22,322	114	2	378	257	1,099

Year Ended October 31, 2008
Dollars:
Sold	$ 15,852	$ 2,002 $	2,060	$ 21,142	$ 364,168	$ 1,639 $	5,725	$ 13,526	$ 7,242	$ 23,221
Reinvested	28,277	6,862	1,627	47,197	280,920	920	5,012	10,172	4,041	18,435
Redeemed	(34,173)	(8,519)	(2,697)	(43,117)	(118,752)	(934)	(8,757)	(11,013)	(4,581)	(32,348)

Net Increase (Decrease)	$ 9,956	$ 345 $	990	$ 25,222	$ 526,336	$ 1,625 $	1,980	$ 12,685	$ 6,702	$ 9,308

Shares:
Sold	982	125	126	1,316	22,408	102	358	856	457	1,428
Reinvested	1,618	395	93	2,753	16,126	53	296	592	237	1,078
Redeemed	(2,109)	(529)	(168)	(2,744)	(7,384)	(59)	(541)	(674)	(294)	(1,990)

Net Increase (Decrease)	491	(9)	51	1,325	31,150	96	113	774	400	516

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (1,518) $	(229) $	(81) $	(2,285) $	(29,003) $	(74) $	(262) $	(739) $	(342) $	(1,221)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (1,518) $	(229) $	(81) $	(2,285) $	(29,003) $	(74) $	(262) $	(739) $	(342) $	(1,221)

Year Ended October 31, 2008
From net investment
income	$ (1,701) $	(236) $	(71) $	(2,621) $	(24,769) $	(51) $	(284) $	(642) $	(295) $	(1,153)
From net realized gain on
investments	(27,644)	(6,959)	(1,787)	(44,613)	(256,834)	(869)	(4,728)	(9,530)	(3,746)	(17,282)

Total Dividends and
Distributions	$ (29,345) $	(7,195) $	(1,858) $ (47,234) $ (281,603) $			(920) $	(5,012) $ (10,172) $			(4,041) $ (18,435)

See accompanying notes.

129

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Short-Term Bond Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 7,497		$ 12,858
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(18,362)	(3,209)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									20,014	(31,589)

		Net Increase (Decrease) in Net Assets Resulting from Operations							9,149	(21,940)

Dividends and Distributions to Shareholders
From net investment income									(7,750)	(13,283)

				Total Dividends and Distributions					(7,750)	(13,283)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(60,132)	(75,919)
Redemption fees - Class A									–	1
Redemption fees - Class C									2	–
Redemption fees - Class J									2	2

				Total increase (decrease) in net assets					(58,729)	(111,139)

Net Assets
Beginning of period									184,392	295,531

End of period (including undistributed net investment income as set forth below)								$ 125,663		$ 184,392

Undistributed (overdistributed) net investment income (loss)								$ (369)		$ (484)

		Class A Class C Class J Institutional R-1				R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 9,761 $	4,074	$ 7,711 $	18,397 $	596	$ 53	$ 512 $	825	$ 1,196
Reinvested	2,820	83	2,146	2,120	24	6	142	9	67
Redeemed	(17,520)	(1,235)	(12,921)	(74,515)	(306)	(190)	(807)	(1,930)	(1,250)

Net Increase (Decrease)	$ (4,939) $	2,922	$ (3,064) $	(53,998) $	314	$ (131) $	(153) $	(1,096) $	13

Shares:
Sold	1,181	497	931	2,203	71	6	62	100	147
Reinvested	346	10	263	262	3	1	18	1	9
Redeemed	(2,155)	(151)	(1,595)	(9,059)	(37)	(23)	(98)	(231)	(155)

Net Increase (Decrease)	(628)	356	(401)	(6,594)	37	(16)	(18)	(130)	1

Year Ended October 31, 2008
Dollars:
Sold	$ 6,835 $	1,354	$ 9,480 $	47,558 $	390	$ 96	$ 8,515 $	1,687	$ 2,788
Reinvested	3,702	67	2,675	5,756	15	6	481	104	118
Redeemed	(26,844)	(1,086)	(18,866)	(87,211)	(71)	(8)	(25,949)	(2,474)	(5,037)

Net Increase (Decrease)	$ (16,307) $	335	$ (6,711) $	(33,897) $	334	$ 94	$ (16,953) $	(683) $	(2,131)

Shares:
Sold	729	142	1,000	5,028	41	9	875	181	297
Reinvested	397	7	287	616	2	1	50	11	13
Redeemed	(2,884)	(117)	(2,025)	(9,463)	(8)	(1)	(2,718)	(269)	(537)

Net Increase (Decrease)	(1,758)	32	(738)	(3,819)	35	9	(1,793)	(77)	(227)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (3,004) $	(118) $	(2,175) $	(2,205) $	(24) $	(6) $	(142) $	(9) $	(67)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(3,004) $	(118) $	(2,175) $	(2,205) $	(24) $	(6) $	(142) $	(9) $	(67)

Year Ended October 31, 2008
From net investment
income	$ (3,927) $	(76) $	(2,720) $	(5,833) $	(15) $	(6) $	(483) $	(104) $	(119)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(3,927) $	(76) $	(2,720) $	(5,833) $	(15) $	(6) $	(483) $	(104) $	(119)

See accompanying notes.

130

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands				Short-Term Income Fund

				Year Ended	Year Ended
				October 31, 2009	October 31, 2008

Operations
Net investment income (loss)				$ 12,106	$ 18,858
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions				(987)	(2,379)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies				19,883	(12,066)

		Net Increase (Decrease) in Net Assets Resulting from Operations		31,002	4,413

Dividends and Distributions to Shareholders
From net investment income				(12,041)	(18,888)

			Total Dividends and Distributions	(12,041)	(18,888)

Capital Share Transactions
Net increase (decrease) in capital share transactions				151,628	102,894
Redemption fees - Class A				2	–
Redemption fees - Class C				3	–

			Total increase (decrease) in net assets	170,594	88,419

Net Assets
Beginning of period				298,561	210,142

End of period (including undistributed net investment income as set forth below)				$ 469,155	$ 298,561

Undistributed (overdistributed) net investment income (loss)				$ 91	$ 19

	Class A	Class C	Institutional

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 112,560 $ 39,978		$ 133,069
Reinvested	1,742	301	9,310
Redeemed	(19,968)	(4,297) (121,067)

Net Increase (Decrease)	$ 94,334	$ 35,982	$ 21,312

Shares:
Sold	9,736	3,465	11,526
Reinvested	151	26	816
Redeemed	(1,741)	(373)	(10,706)

Net Increase (Decrease)	8,146	3,118	1,636

Year Ended October 31, 2008
Dollars:
Sold	$ 23,016	$ 2,642	$ 334,621
Reinvested	1,171	124	17,301
Redeemed	(22,593)	(2,632) (250,756)

Net Increase (Decrease)	$ 1,594	$ 134	$ 101,166

Shares:
Sold	1,975	227	28,851
Reinvested	101	11	1,491
Redeemed	(1,946)	(227)	(21,870)

Net Increase (Decrease)	130	11	8,472

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (2,246) $	(433) $	(9,362)
From net realized gain on
investments	–	–	–

Total Dividends and
Distributions	$ (2,246) $	(433) $	(9,362)

Year Ended October 31, 2008
From net investment
income	$ (1,437) $	(145) $	(17,306)
From net realized gain on
investments	–	–	–

Total Dividends and
Distributions	$ (1,437) $	(145) $	(17,306)

See accompanying notes.

131

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									SmallCap Blend Fund

									Year Ended	Year Ended
									October 31, 2009	October 31, 2008

Operations
Net investment income (loss)									$ 362	$ 341
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(68,962)		(18,217)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									69,301		(102,997)

			Net Increase (Decrease) in Net Assets Resulting from Operations						701		(120,873)

Dividends and Distributions to Shareholders
From net investment income									(503)		–
From net realized gain on investments									–		(28,163)

					Total Dividends and Distributions				(503)		(28,163)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(12,534)		(11,900)
Redemption fees - Class J									–		1

					Total increase (decrease) in net assets				(12,336)		(160,935)

Net Assets
Beginning of period									193,035		353,970

End of period (including undistributed net investment income as set forth below)									$ 180,699	$ 193,035

Undistributed (overdistributed) net investment income (loss)									$ 194	$ 334

	Class A Class B			Class C Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 5,459	$ 424	$ 225	$ 3,937 $	1,360	$ 67	$ 115	$ 168	$ 570 $	1,995
Reinvested	–	–	–	309	185	–	–	–	5	4
Redeemed	(9,798)	(3,062)	(120)	(11,905)	(690)	(82)	(336)	(464)	(427)	(473)

Net Increase (Decrease)	$ (4,339) $	(2,638) $	105	$ (7,659) $	855	$ (15) $	(221) $	(296) $	148 $	1,526

Shares:
Sold	582	46	23	433	193	7	13	18	58	200
Reinvested	–	–	–	35	20	–	–	–	1	–
Redeemed	(1,078)	(343)	(13)	(1,363)	(65)	(9)	(36)	(53)	(45)	(46)

Net Increase (Decrease)	(496)	(297)	10	(895)	148	(2)	(23)	(35)	14	154

Year Ended October 31, 2008
Dollars:
Sold	$ 7,377	$ 600	$ 54	$ 3,750 $	–	$ 99	$ 267	$ 377	$ 1,235 $	522
Reinvested	9,216	1,726	121	12,925	3,319	33	217	146	165	203
Redeemed	(18,049)	(5,576)	(250)	(26,420)	(693)	(158)	(687)	(601)	(718)	(1,100)

Net Increase (Decrease)	$ (1,456) $	(3,250) $	(75) $	(9,745) $	2,626	$ (26) $	(203) $	(78) $	682 $	(375)

Shares:
Sold	529	43	4	278	–	7	18	27	87	35
Reinvested	594	114	8	867	210	2	14	10	10	13
Redeemed	(1,305)	(413)	(18)	(1,992)	(48)	(11)	(52)	(43)	(49)	(78)

Net Increase (Decrease)	(182)	(256)	(6)	(847)	162	(2)	(20)	(6)	48	(30)

Distributions:
Year Ended October 31, 2009
From net investment income $	–	$ –	$ –	$ (309) $	(185) $	–	$ –	$ –	$ (5) $	(4)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ (309) $	(185) $	–	$ –	$ –	$ (5) $	(4)

Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ – $	–	$ – $	–	$ –	$ – $	–
From net realized gain on
investments	(9,271)	(1,753)	(124)	(12,930)	(3,319)	(33)	(217)	(146)	(165)	(205)

Total Dividends and Distributions $	(9,271) $	(1,753) $		(124) $ (12,930) $	(3,319) $	(33) $	(217) $	(146) $	(165) $	(205)

See accompanying notes.

132

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									SmallCap Growth Fund

									Year Ended		Year Ended
									October 31, 2009		October 31, 2008

Operations
Net investment income (loss)									$ (783)		$ (1,176)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(86,952)		(23,222)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									102,200		(146,332)

		Net Increase (Decrease) in Net Assets Resulting from Operations							14,465		(170,730)

Dividends and Distributions to Shareholders
From net investment income									(18)		–
From net realized gain on investments									–		(24,053)

					Total Dividends and Distributions				(18)		(24,053)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(14,317)		(59,700)
Redemption fees - Class A									1		–
Redemption fees - Class J									2		–

				Total increase (decrease) in net assets					133		(254,483)

Net Assets
Beginning of period									223,774		478,257

End of period (including undistributed net investment income as set forth below)									$ 223,907		$ 223,774

Undistributed (overdistributed) net investment income (loss)									$ –		$ –

	Class A Class B			Class C Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 2,202	$ 361	$ 524	$ 2,469	$ 8,736 $	290	$ 76	$ 472	$ 1,854	$ 2,044
Reinvested	–	–	–	–	18	–	–	–	–	–
Redeemed	(4,330)	(978)	(314)	(3,856)	(17,503)	(103)	(46)	(489)	(2,763)	(2,981)

Net Increase (Decrease)	$ (2,128) $	(617) $	210	$ (1,387) $	(8,749) $	187	$ 30	$ (17) $	(909) $	(937)

Shares:
Sold	440	72	98	522	1,732	59	15	90	345	397
Reinvested	–	–	–	–	4	–	–	–	–	–
Redeemed	(891)	(207)	(68)	(828)	(3,376)	(18)	(10)	(95)	(491)	(529)

Net Increase (Decrease)	(451)	(135)	30	(306)	(1,640)	41	5	(5)	(146)	(132)

Year Ended October 31, 2008
Dollars:
Sold	$ 7,956	$ 777	$ 1,048	$ 4,927	$ 39,143 $	359	$ 231	$ 2,613	$ 1,762	$ 3,156
Reinvested	6,323	395	103	2,528	14,253	11	53	132	20	72
Redeemed	(58,606)	(2,665)	(670)	(7,394)	(73,636)	(87)	(358)	(984)	(195)	(967)

Net Increase (Decrease)	$ (44,327) $	(1,493) $	481	$ 61	$ (20,240) $	283	$ (74) $	1,761	$ 1,587	$ 2,261

Shares:
Sold	969	101	128	647	5,816	49	27	310	211	368
Reinvested	686	44	11	293	1,539	1	6	14	2	8
Redeemed	(7,532)	(344)	(89)	(1,013)	(7,996)	(12)	(46)	(127)	(25)	(122)

Net Increase (Decrease)	(5,877)	(199)	50	(73)	(641)	38	(13)	197	188	254

Distributions:
Year Ended October 31, 2009
From net investment income $	–	$ –	$ –	$ – $	(18) $	–	$ –	$ –	$ – $	–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ – $	(18) $	–	$ –	$ –	$ – $	–

Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ – $	– $	–	$ –	$ –	$ – $	–
From net realized gain on
investments	(6,431)	(431)	(114)	(2,532)	(14,256)	(12)	(53)	(132)	(20)	(72)

Total Dividends and Distributions $	(6,431) $	(431) $	(114) $	(2,532) $	(14,256) $	(12) $	(53) $	(132) $	(20) $	(72)

See accompanying notes.

133

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SmallCap Growth Fund II

								Year Ended			Year Ended
								October 31, 2009			October 31, 2008

Operations
Net investment income (loss)								$ (2,420)			$ (3,998)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(97,060)		(36,487)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									120,200		(240,446)

			Net Increase (Decrease) in Net Assets Resulting from Operations						20,720		(280,931)

Dividends and Distributions to Shareholders
From net realized gain on investments									–		(37,471)

					Total Dividends and Distributions				–		(37,471)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(31,518)		(50,858)
Redemption fees - Class J									–		1

					Total increase (decrease) in net assets				(10,798)		(369,259)

Net Assets
Beginning of period									348,529		717,788

End of period (including undistributed net investment income as set forth below)								$ 337,731			$ 348,529

Undistributed (overdistributed) net investment income (loss)								$ –			$ –

		Class A Class B	Class C Class J Institutional R-1				R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 2,416	$ 205	$ 468	$ 2,263 $	22,547	$ 402 $	873 $	1,555	$ 1,570	$ 4,394
Redeemed	(1,691)	(959)	(77)	(3,014)	(47,577)	(437)	(1,523)	(3,268)	(1,617)	(8,048)

Net Increase (Decrease)	$ 725	$ (754) $	391	$ (751) $	(25,030) $	(35) $	(650) $	(1,713) $	(47) $	(3,654)

Shares:
Sold	456	40	86	498	4,404	78	173	318	312	848
Redeemed	(337)	(191)	(16)	(649)	(8,766)	(84)	(302)	(625)	(307)	(1,461)

Net Increase (Decrease)	119	(151)	70	(151)	(4,362)	(6)	(129)	(307)	5	(613)

Year Ended October 31, 2008
Dollars:
Sold	$ 2,490	$ 375	$ 353	$ 4,354 $	27,829	$ 633 $	1,290 $	3,460	$ 2,557	$ 6,714
Reinvested	1,024	416	30	1,605	29,723	108	837	982	543	2,186
Redeemed	(3,485)	(1,436)	(260)	(5,339)	(101,099)	(507)	(4,520)	(6,621)	(2,700)	(12,400)

Net Increase (Decrease)	$ 29	$ (645) $	123	$ 620 $	(43,547) $	234 $	(2,393) $	(2,179) $	400	$ (3,500)

Shares:
Sold	315	50	45	595	3,327	78	165	437	323	827
Reinvested	115	48	3	197	3,238	12	98	112	61	243
Redeemed	(461)	(190)	(35)	(768)	(12,768)	(65)	(596)	(856)	(354)	(1,629)

Net Increase (Decrease)	(31)	(92)	13	24	(6,203)	25	(333)	(307)	30	(559)

Distributions:
Year Ended October 31, 2009
From net investment
income	$ –	$ –	$ –	$ – $	–	$ – $	– $	–	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ – $	–	$ – $	– $	–	$ –	$ –

Year Ended October 31, 2008
From net investment
income	$ –	$ –	$ –	$ – $	–	$ – $	– $	–	$ –	$ –
From net realized gain on
investments	(1,034)	(421)	(30)	(1,606)	(29,723)	(108)	(837)	(982)	(543)	(2,187)

Total Dividends and Distributions $	(1,034) $	(421) $	(30) $	(1,606) $	(29,723) $	(108) $	(837) $	(982) $	(543) $	(2,187)

See accompanying notes.

134

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									SmallCap Value Fund

									Year Ended	Year Ended
									October 31, 2009	October 31, 2008

Operations
Net investment income (loss)									$ 3,768	$ 3,770
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(123,417)		(64,073)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									95,006		(110,626)

		Net Increase (Decrease) in Net Assets Resulting from Operations							(24,643)		(170,929)

Dividends and Distributions to Shareholders
From net investment income									(2,883)		(4,802)
From net realized gain on investments									–		(41,414)

					Total Dividends and Distributions				(2,883)		(46,216)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(2,427)		45,298
Redemption fees - Class A									1		–
Redemption fees - Class J									–		1

					Total increase (decrease) in net assets				(29,952)		(171,846)

Net Assets
Beginning of period									442,930		614,776

End of period (including undistributed net investment income as set forth below)									$ 412,978	$ 442,930

Undistributed (overdistributed) net investment income (loss)									$ 2,728	$ 1,843

		Class A Class B		Class C Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 3,339 $	850	$ 2,237	$ 3,787 $	28,290	$ 715 $	1,276	$ 7,353 $	1,548 $	7,268
Reinvested	19	–	–	48	2,637	1	–	21	32	119
Redeemed	(4,029)	(742)	(2,393)	(7,754)	(34,673)	(296)	(1,140)	(1,853)	(1,922)	(7,165)

Net Increase (Decrease)	$ (671) $	108	$ (156) $	(3,919) $	(3,746) $	420 $	136	$ 5,521 $	(342) $	222

Shares:
Sold	314	77	206	366	2,646	67	118	686	143	655
Reinvested	2	–	–	4	238	–	–	2	3	11
Redeemed	(381)	(71)	(225)	(751)	(3,339)	(28)	(105)	(171)	(172)	(657)

Net Increase (Decrease)	(65)	6	(19)	(381)	(455)	39	13	517	(26)	9

Year Ended October 31, 2008
Dollars:
Sold	$ 6,366 $	860	$ 1,858	$ 8,545 $	96,407	$ 615 $	1,897	$ 3,101 $	3,179 $	7,237
Reinvested	1,480	302	280	5,360	33,281	106	594	1,036	620	2,805
Redeemed	(7,725)	(1,310)	(1,390)	(15,987)	(88,720)	(309)	(1,891)	(3,459)	(1,423)	(8,417)

Net Increase (Decrease)	$ 121 $	(148) $	748	$ (2,082) $	40,968	$ 412 $	600	$ 678 $	2,376 $	1,625

Shares:
Sold	418	58	121	578	6,561	42	123	205	205	467
Reinvested	89	18	17	332	1,991	7	36	62	37	167
Redeemed	(512)	(89)	(93)	(1,094)	(5,383)	(21)	(125)	(226)	(94)	(578)

Net Increase (Decrease)	(5)	(13)	45	(184)	3,169	28	34	41	148	56

Distributions:
Year Ended October 31, 2009
From net investment
income	$ (21) $	–	$ –	$ (48) $	(2,638) $	(1) $	–	$ (21) $	(32) $	(122)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(21) $	–	$ –	$ (48) $	(2,638) $	(1) $	–	$ (21) $	(32) $	(122)

Year Ended October 31, 2008
From net investment
income	$ (104) $	–	$ –	$ (322) $	(3,938) $	(3) $	(28) $	(68) $	(54) $	(285)
From net realized gain on
investments	(1,568)	(321)	(341)	(5,044)	(29,352)	(103)	(566)	(968)	(566)	(2,585)

Total Dividends and Distributions $	(1,672) $	(321) $	(341) $	(5,366) $	(33,290) $	(106) $	(594) $	(1,036) $	(620) $	(2,870)

See accompanying notes.

135

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands				Tax-Exempt Bond Fund

				Year Ended	Year Ended
				October 31, 2009	October 31, 2008

Operations
Net investment income (loss)				$ 12,876	$ 13,609
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions				(9,130)	(4,107)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies				33,716	(39,253)

		Net Increase (Decrease) in Net Assets Resulting from Operations		37,462	(29,751)

Dividends and Distributions to Shareholders
From net investment income				(12,653)	(13,524)

			Total Dividends and Distributions	(12,653)	(13,524)

Capital Share Transactions
Net increase (decrease) in capital share transactions				(503)	(26,007)
Redemption fees - Class A				1	4
Redemption fees - Class C				–	1

			Total increase (decrease) in net assets	24,307	(69,277)

Net Assets
Beginning of period				236,280	305,557

End of period (including undistributed net investment income as set forth below)				$ 260,587	$ 236,280

Undistributed (overdistributed) net investment income (loss)				$ 466	$ 575

	Class A	Class B	Class C

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 25,835 $	1,886 $	3,770
Reinvested	7,917	366	160
Redeemed	(33,430)	(5,623)	(1,384)

Net Increase (Decrease)	$ 322 $	(3,371) $	2,546

Shares:
Sold	3,906	287	571
Reinvested	1,197	55	24
Redeemed	(5,111)	(849)	(214)

Net Increase (Decrease)	(8)	(507)	381

Year Ended October 31, 2008
Dollars:
Sold	$ 25,753 $	1,466 $	2,601
Reinvested	8,585	520	84
Redeemed	(55,958)	(7,682)	(1,376)

Net Increase (Decrease)	$ (21,620) $	(5,696) $	1,309

Shares:
Sold	3,602	207	368
Reinvested	1,221	74	12
Redeemed	(7,958)	(1,094)	(193)

Net Increase (Decrease)	(3,135)	(813)	187

Distributions:
Year Ended October 31, 2009
From net investment income $ (11,944) $		(500) $	(209)
From net realized gain on
investments	–	–	–

Total Dividends and Distributions $ (11,944) $		(500) $	(209)

Year Ended October 31, 2008
From net investment income $ (12,660) $		(734) $	(130)
From net realized gain on
investments	–	–	–

Total Dividends and Distributions $ (12,660) $		(734) $	(130)

See accompanying notes.

136

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									Ultra Short Bond Fund

								Year Ended		Year Ended
								October 31, 2009		October 31, 2008

Operations
Net investment income (loss)								$ 3,556		$ 8,638
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(58,057)	(2,803)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									44,047	(36,643)

		Net Increase (Decrease) in Net Assets Resulting from Operations							(10,454)	(30,808)

Dividends and Distributions to Shareholders
From net investment income									(3,660)	(8,762)

					Total Dividends and Distributions				(3,660)	(8,762)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(11,877)	669
Redemption fees - Class C									–	1

				Total increase (decrease) in net assets					(25,991)	(38,900)

Net Assets
Beginning of period									164,867	203,767

End of period (including undistributed net investment income as set forth below)								$ 138,876		$ 164,867

Undistributed (overdistributed) net investment income (loss)								$ 8		$ 113

	Class A Class C Class J Institutional				R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2009
Dollars:
Sold	$ 154 $	80 $	299 $	6,904	$ 1	$ 897 $	783 $	–	$ 401
Reinvested	52	10	417	2,965	–	118	45	–	20
Redeemed	(3,340)	(563)	(4,475)	(12,835)	–	(1,312)	(1,846)	–	(652)

Net Increase (Decrease)	$ (3,134) $	(473) $	(3,759) $	(2,966)	$1	$ (297) $	(1,018) $	–	$ (231)

Shares:
Sold	21	11	43	970	–	126	111	–	56
Reinvested	7	1	59	415	–	16	6	–	3
Redeemed	(467)	(78)	(631)	(1,808)	–	(186)	(260)	–	(93)

Net Increase (Decrease)	(439)	(66)	(529)	(423)	–	(44)	(143)	–	(34)

Year Ended October 31, 2008
Dollars:
Sold	$ 1,542 $	1,036 $	2,144 $	36,054	$ –	$ 1,492 $	2,425 $	–	$ 717
Reinvested	358	44	1,150	6,606	–	296	116	–	52
Redeemed	(10,404)	(2,464)	(9,130)	(25,226)	–	(2,299)	(2,010)	–	(1,830)

Net Increase (Decrease)	$ (8,504) $	(1,384) $	(5,836) $	17,434	$ –	$ (511) $	531 $	–	$ (1,061)

Shares:
Sold	178	119	248	3,973	–	168	269	–	84
Reinvested	41	5	133	764	–	34	13	–	6
Redeemed	(1,194)	(282)	(1,056)	(2,814)	–	(264)	(225)	–	(199)

Net Increase (Decrease)	(975)	(158)	(675)	1,923	–	(62)	57	–	(109)

Distributions:
Year Ended October 31, 2009
From net investment income $	(80) $	(13) $	(418) $	(2,966) $	–	$ (118) $	(45) $	–	$ (20)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(80) $	(13) $	(418) $	(2,966) $	–	$ (118) $	(45) $	–	$ (20)

Year Ended October 31, 2008
From net investment income $	(463) $	(68) $	(1,157) $	(6,607) $	–	$ (296) $	(118) $	(1) $	(52)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(463) $	(68) $	(1,157) $	(6,607) $	–	$ (296) $	(118) $	(1) $	(52)

See accompanying notes.

137

STATEMENT OF CASH FLOWS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

California
Amounts in thousands	Municipal Fund

Cash Flows from Operating Activities:
Net increase in net assets from operations	$ 41,702
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(174,405)
Proceeds from sale of investment securities	196,384
Increase in fund shares sold receivable	(239)
Decrease in accrued interest receivable	492
Decrease in receivable for investment securities sold	2,961
Decrease in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager	(42)
Decrease in fund shares redeemed	(678)
Decrease in dividends payable	(114)
Increase in interest expense and fees payable	114
Decrease in payable for investment securities purchased	(974)
Net accretion of bond discounts and amortization of premiums	(1,004)
Unrealized appreciation on securities investments	(49,200)
Net realized loss from investments	23,311

Net cash provided by operating activities	38,308

Cash Flows from Financing Activities:
Increase in payable for floating rate notes issued	6,569
Proceeds from shares sold	51,424
Payment on shares redeemed	(87,284)
Dividends and distributions paid to shareholders	(6,131)
Proceeds from redemption fees	1
Decrease in line of credit	(2,850)

Net cash used in financing activities	(38,271)

Net increase in cash	37

Cash:
Beginning of period	$ 100

End of period	$ 137

Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$ 9,402
Cash paid during the year for interest expense and fees	225

See accompanying notes.

138

STATEMENT OF CASH FLOWS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2009

Tax-Exempt Bond
Amounts in thousands	Fund

Cash Flows from Operating Activities:
Net increase in net assets from operations	$ 37,462
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(194,749)
Proceeds from sale of investment securities	184,209
Increase in fund shares sold receivable	(336)
Increase in accrued interest receivable	(230)
Decrease in receivable for investment securities sold	4,614
Increase in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager	5
Increase in fund shares redeemed	1,158
Increase in dividends payable	38
Decrease in interest expense and fees payable	(33)
Decrease in payable for investment securities purchased	(325)
Net accretion of bond discounts and amortization of premiums	(456)
Unrealized appreciation on securities investments	(33,716)
Net realized loss from investments	9,130

Net cash provided by operating activities	6,771

Cash Flows from Financing Activities:
Increase in payable for floating rate notes issued	6,369
Proceeds from shares sold	31,491
Payment on shares redeemed	(40,437)
Dividends and distributions paid to shareholders	(4,210)
Proceeds from redemption fees	1

Net cash used in financing activities	(6,786)

Net decrease in cash	(15)

Cash:
Beginning of period	$ 97

End of period	$ 82

Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$ 8,443
Cash paid during the year for interest expense and fees	193

See accompanying notes.

139

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2009

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At October 31, 2009, the Fund consists of 65 separate funds. The financial statements for Bond & Mortgage Securities Fund, California Municipal Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Blend Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund III, MidCap Value Fund I, Money Market Fund, Preferred Securities Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Growth Fund II, SmallCap Value Fund, Tax-Exempt Bond Fund and Ultra Short Bond Fund (known as the "Funds") are presented herein. The Funds may offer up to eleven classes of shares: Class A, Class B, Class C, Class J, Class S, Institutional, R-1, R-2, R-3, R-4 and R-5. Information presented in these financial statements pertains to the Class A, Class B, and Class C shares. Certain detailed financial information for the Class J, Class S, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

Effective February 22, 2008, California Municipal Fund acquired all the assets and assumed all the liabilities of California Insured Intermediate Municipal Fund pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from California Insured Intermediate Municipal Fund for shares of California Municipal Fund at an approximate exchange rate of 1.04 for Class A, Class B, and Class C shares. The aggregate net assets of California Insured Intermediate Municipal Fund and California Municipal Fund immediately prior to the acquisition were approximately $79,746,000 (including approximately $137,000 of accumulated net investment income, $52,000 of accumulated realized losses, and $1,191,000 of unrealized appreciation) and $343,850,000, respectively. The aggregate net assets of California Municipal Fund immediately following the acquisition were $423,596,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective May 1, 2008, the initial purchase of $10,000 of Class S shares of Money Market Fund was made by Principal Life Insurance Company.

The sole shareholder of the Class S shares of the Fund redeemed all shares in November 2009. On November 23, 2009 the Class S shares ceased operations.

On June 13, 2008 Principal Investors Fund, Inc. changed its name to Principal Funds, Inc. In addition, the following Funds had name changes:

Former Fund Name	New Fund Name

Equity Income Fund I	Equity Income Fund
High Yield Fund II	High Yield Fund
Partners LargeCap Blend Fund	LargeCap Blend Fund II
Partners LargeCap Blend Fund I	LargeCap Blend Fund I
Partners LargeCap Growth Fund I	LargeCap Growth Fund I
Partners LargeCap Growth Fund II	LargeCap Growth Fund II
Partners LargeCap Value Fund	LargeCap Value Fund III
Partners MidCap Growth Fund	MidCap Growth Fund III
Partners MidCap Growth Fund I	MidCap Growth Fund I
Partners MidCap Value Fund	MidCap Value Fund II
Partners SmallCap Growth Fund II	SmallCap Growth Fund II
Tax-Exempt Bond Fund I	Tax-Exempt Bond Fund

Effective November 21, 2008, MidCap Growth Fund III acquired all the assets and assumed all the liabilities of MidCap Growth Fund I pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from MidCap Growth Fund I for shares of MidCap Growth Fund III at an approximate exchange rate of 1.14, 1.13, 1.14, 1.14, 1.13, 1.10, 1.11, and 1.10 for Class A, Class C, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares respectively. The aggregate net assets of MidCap Growth Fund I and MidCap Growth Fund III immediately prior to the acquisition were approximately $140,396,000 (including approximately $17,169,000 of accumulated realized losses and $115,257,000 of unrealized depreciation) and $427,940,000, respectively. The aggregate net assets of MidCap Growth Fund III immediately following the acquisition were $568,336,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

1. Organization (Continued)

Effective December 15, 2008, the initial purchases of $45,000 of Class A and Class C shares and $10,000 of Institutional class shares of Global Diversified Income Fund were made by Principal Management Corporation (the “Manager”).

Effective December 15, 2008 the initial purchases of $10,000 of Class J, R-1, R-2, R-3, R-4, and R-5 class shares of Mortgage Securities Fund were made by Principal Life Insurance Company.

Effective March 2, 2009, the initial purchases of $10,000 of Class A, Class B, Class C, and Class J shares of MidCap Value Fund I were made by Principal Life Insurance Company.

Effective April 9, 2009, Mortgage Securities Fund acquired all the assets and assumed all the liabilities of Government & High Quality Bond Fund pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from Government & High Quality Bond Fund for shares of Mortgage Securities Fund at an approximate exchange rate of .85 for Class A, Class B, Class C, Class J, Institutional Class, R-1, R-4 and R-5 shares, and an approximate exchange rate of .84 for R-2 and R-3 classes of shares. The aggregate net assets of Government & High Quality Bond Fund and Mortgage Securities Fund immediately prior to the acquisition were approximately $337,801,000 ($63,445,000 of accumulated realized losses and $9,055,000 of unrealized appreciation) and $992,148,000, respectively. The aggregate net assets of Mortgage Securities Fund immediately following the acquisition were $1,329,949,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective May 1, 2009, MidCap Growth Fund III acquired all the assets and assumed all the liabilities of MidCap Growth Fund II pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from MidCap Growth Fund II for shares of MidCap Growth Fund III at an approximate exchange rate of .95, .94, .94, .91, .92 and .91 for Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares respectively. The aggregate net assets of MidCap Growth Fund II and MidCap Growth Fund III immediately prior to the acquisition were approximately $196,746,000 ($155,439,000 of accumulated realized losses and $22,810,000 of unrealized depreciation) and $782,207,000, respectively. The aggregate net assets of MidCap Growth Fund III immediately following the acquisition were $978,953,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective May 1, 2009, MidCap Value Fund I acquired all the assets and assumed all the liabilities of MidCap Value Fund II pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from MidCap Value Fund II for shares of MidCap Value Fund I at an approximate exchange rate of .87, .87, .87, .83, .87, .88, .85, .87, .86 and .87 for Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares respectively. The aggregate net assets of MidCap Value Fund II and MidCap Value Fund I immediately prior to the acquisition were approximately $237,700,000 ($272,054,000 of accumulated realized losses and $1,956,000 of unrealized depreciation) and $714,577,000, respectively. The aggregate net assets of MidCap Value Fund I immediately following the acquisition were $952,277,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective June 30, 2009, West Coast Equity Fund changed its name to Principal Capital Appreciation Fund.

On September 14, 2009, the Board of Directors of Principal Funds, Inc. approved an acquisition of assets, to be accomplished by a tax-free exchange of shares, of Ultra Short Bond Fund by Money Market Fund. The proposal was submitted for a shareholder vote at a Special Meeting of Shareholders of Principal Funds, Inc. held on December 15, 2009. The acquisition was completed on December 18, 2009.

Effective September 30, 2009, Mortgage Securities Fund changed its name to Government & High Quality Bond Fund.

Effective September 30, 2009, the initial purchases of $10,000 of Class J, shares of Income Fund was made by Principal Management Corporation.

Effective October 23, 2009, MidCap Blend Fund acquired all the assets and assumed all the liabilities of MidCap Stock Fund pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from MidCap Stock Fund for shares of MidCap Blend Fund at an approximate exchange rate of 1.22, 1.13, 1.14 and 1.21 for Class A, Class B, Class C, and Institutional classes of shares respectively. The aggregate net assets of MidCap Stock Fund and MidCap Blend Fund immediately prior to the acquisition were approximately $420,171,000 ($303,000 of accumulated realized losses and $17,851,000 of unrealized appreciation) and $723,874,000, respectively. The aggregate net assets of MidCap Blend Fund immediately following the acquisition were $1,144,045,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

1. Organization (Continued)

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

Temporary Guarantee Program for Money Market Funds. Following approval by the Board of Directors of Principal Funds, Inc., Money Market Fund submitted to the United States Department of Treasury an agreement to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”).

The Program guaranteed Money Market Fund shareholders that they would receive $1.00 per share they owned as of the close of business on September 19, 2008, or the number of shares held on the date the Fund’s market based net asset value fell below $0.995 per share and Money Market Fund liquidated, whichever was less. The program was subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program did not cover investors who were not shareholders of Money Market Fund on September 19, 2008.

The Program expired on September 18, 2009. The cost for participating in the initial three-month Program was 0.01% of the net assets of the Fund as of September 19, 2008 and was borne by Money Market Fund. An additional cost of .015% of the net assets of the Fund as of September 19, 2008 was borne by Money Market Fund to participate in the program through September 18, 2009. The cost for participating in the Program incurred during the period November 1, 2008 through September 18, 2009 is included on the statement of operations.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds (with the exception of Money Market Fund) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in currencies that exceeded 5% of net assets of the fund:

Diversified		Global Real Estate		International		International
International Fund		Securities Fund		Emerging Markets Fund		Growth Fund

Euro	23.7%	United States Dollar	41.0%	United States Dollar	25.3%	British Pound	21.5%
British Pound	18.8	Hong Kong Dollar	16.1	Hong Kong Dollar	18.0	Euro	19.1
Japanese Yen	15.6	Euro	10.7	Taiwan Dollar	12.6	Japanese Yen	18.8
Swiss Franc	7.1	Australian Dollar	10.7	South Korean Won	12.4	Swiss Franc	13.5
Canadian Dollar	6.9	Japanese Yen	9.6	Brazilian Real	11.1	Canadian Dollar	9.0
		British Pound	6.6			Australian Dollar	6.1

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Bond & Mortgage Securities Fund, California Municipal Fund, Global Diversified Income Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Inflation Protection Fund, Short-Term Bond Fund, Short-Term Income Fund, Tax-Exempt Bond Fund and Ultra Short Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

2. Significant Accounting Policies (Continued)

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended October 31, 2009, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2006-2009. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of Indian securities held by the Funds are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on Indian securities. At October 31, 2009, Diversified International Fund had a foreign tax refund receivable of $78,000, no deferred tax liability, and an approximate capital loss carryforward of $3,466,000 that expires in 2017, and International Emerging Markets Fund had a foreign tax refund receivable of $300,000, no deferred tax liability, and an approximate capital loss carryforward of $21,503,000 that expires in 2017, relating to Indian securities.

Redemption and Exchange Fees. Each of the Funds, except Money Market Fund and Ultra Short Bond Fund, will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class A, Class B, or Class C shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.

Subsequent Events. Management has evaluated events or transactions that may have occurred since October 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through December 18, 2009, the date the financial statements were issued.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

3. Operating Policies

Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the “statement of assets and liabilities”. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Details of the floating rates notes are included in each Funds’ schedule of investments.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objective. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of October 31, 2009 are included in the schedules of investments.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Money Market Fund) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

3. Operating Policies (Continued)

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.25%. During the year ended October 31, 2009, Bond & Mortgage Securities Fund, California Municipal Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Blend Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Growth Fund III, MidCap Value Fund I, Preferred Securities Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Growth Fund II, Tax-Exempt Bond Fund and Ultra Short Bond Fund each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Reimbursement from Custodian. The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each Funds’ expenses. These amounts are shown separately in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

3. Operating Policies (Continued)

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, generally in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 100% of the market value of the loaned securities. The market value of loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral is usually invested in short-term securities and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of October 31, 2009, the Funds had securities on loan as follows (in thousands):

	Market	Cash
	Value	Collateral

Inflation Protection Fund	$26,700	$26,927

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

Swap Agreements. Certain of the Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

3. Operating Policies (Continued)

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2009 for which a Fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Funds for the same referenced entity or entities.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

3. Operating Policies (Continued)

Details of credit default swaps where the Funds sold protection as of October 31, 2009 are as follows (amounts shown in thousands):

							Unrealized
Counterparty	Reference	(Pay)/Receive	Expiration	Notional	Market	Upfront Premiums	Appreciation/
(Issuer)	Entity	Fixed Rate	Date	Amount(1)	Value(2)	Paid/(Received)	(Depreciation)

Bond & Mortgage Securities Fund
Barclays Bank	CMBX.NA.AAA.4	0.35%	02/17/2051	$4,375	$(976)	$ 828	$(148)
Barclays Bank	CMBX.NA.AAA.4	0.35	02/17/2051	3,000	(669)	570	(99)
Goldman Sachs	CMBX.NA.AAA.4	0.35	02/17/2051	4,375	(976)	852	(124)
Morgan Stanley	CMBX.NA.AAA.4	0.35	02/17/2051	4,375	(976)	896	(80)
Morgan Stanley	CMBX.NA.AJ.4	0.96	02/17/2051	1,750	(936)	760	(176)
Morgan Stanley	CMBX.NA.AJ.4	0.96	02/17/2051	1,750	(936)	795	(141)

			Total	$19,625	$(5,469)	$4,701	$(768)

(1) The maximum potential payment amount the Fund could be required to make as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount.

Total return swaps involve commitments to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty.

As of October 31, 2009, counterparties had pledged collateral for swap agreements of $289,000 for Bond & Mortgage Securities Fund.

Details of swap agreements open at period end are included in the Funds' schedules of investments.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedules of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, note and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal national Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-thorough securities, each representing and undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

3. Operating Policies (Continued)

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives October 31, 2009		Liability Derivatives October 31, 2009

Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Bond & Mortgage Securities Fund

Credit contracts	Receivables, Net Assets Consist of Net unrealized	$362	Payables, Net Assets Consist of Net unrealized	$20,342
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	660*	Payables, Net Assets Consist of Net unrealized	881
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

	Total	$1,022		$21,223

Disciplined LargeCap Blend Fund

Equity contracts			Payables, Net Assets Consist of Net unrealized	$327*
appreciation (depreciation) of investments

Global Real Estate Securities Fund

Foreign exchange contracts	Receivables	$35	Payables	$45

Inflation Protection Fund

Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$131*
appreciation (depreciation) of investments

LargeCap Blend Fund I

Equity contracts			Payables, Net Assets Consist of Net unrealized	$625*
appreciation (depreciation) of investments

LargeCap Blend Fund II

Equity contracts			Payables, Net Assets Consist of Net unrealized	$298*
appreciation (depreciation) of investments

LargeCap Growth Fund I

Equity contracts			Payables, Net Assets Consist of Net unrealized	$1,150*
appreciation (depreciation) of investments

LargeCap Growth Fund II

Equity contracts			Payables, Net Assets Consist of Net unrealized	$1,088*
appreciation (depreciation) of investments

Foreign exchange contracts	Receivables	$13

	Total	$13		$1,088

LargeCap S&P 500 Index Fund

Equity contracts			Payables, Net Assets Consist of Net unrealized	$616*
appreciation (depreciation) of investments

LargeCap Value Fund

Equity contracts			Payables, Net Assets Consist of Net unrealized	$366*
appreciation (depreciation) of investments

LargeCap Value Fund III

Equity contracts			Payables, Net Assets Consist of Net unrealized	$881*
appreciation (depreciation) of investments

MidCap Growth Fund III

Equity contracts			Payables, Net Assets Consist of Net unrealized	$2,509*
appreciation (depreciation) of investments

MidCap Value Fund I

Equity contracts			Payables, Net Assets Consist of Net unrealized	$1,971*
appreciation (depreciation) of investments

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2009

3. Operating Policies (Continued)

Derivatives not accounted for	Asset Derivatives October 31, 2009		Liability Derivatives October 31, 2009

as hedging instruments	Statement of Assets and Liabilities Location	Fair	Statement of Assets and Liabilities Location	Fair
		Value		Value

Short-Term Income Fund

Interest rate contracts			Payables, Net Assets Consist of Net unrealized	$319*
appreciation (depreciation) of investments

SmallCap Blend Fund

Equity contracts			Payables, Net Assets Consist of Net unrealized	$69*
appreciation (depreciation) of investments

SmallCap Growth Fund

Equity contracts			Payables, Net Assets Consist of Net unrealized	$40*
appreciation (depreciation) of investments

SmallCap Growth Fund II

Equity contracts			Payables, Net Assets Consist of Net unrealized	$451*
appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

Derivatives Not		Realized Gain or (Loss) on	Change in Unrealized Appreciation
Accounted for as	Location of Gain or (Loss) On Derivatives Recognized in	Derivatives Recognized in	or (depreciation) of Derivatives
Hedging Instruments	Operations	Operations	Recognized in Operations

Bond & Mortgage Securities Fund

Credit contracts	Net realized gain (loss) from Swap agreements/Change in	$2,128	$(17,593)
	unrealized appreciation/depreciation of Swap agreements

Interest rate contracts	Net realized gain (loss) from Futures contracts and Swap	4,068	55
	agreements/Change in unrealized appreciation/depreciation of
	Futures contracts and Swap agreements

	Total	$6,196	$(17,538)

Disciplined LargeCap Blend Fund

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$1,227	$(1,326)
	unrealized appreciation/depreciation of Futures contracts

Global Real Estate Securities fund

Foreign exchange	Net realized gain (loss) from Foreign currency	$31	$(64)
contracts	transactions/Change in unrealized appreciation/depreciation of
	Translation of assets and liabilities in foreign currencies

High Yield Fund

Credit contracts	Net realized gain (loss) from Swap agreements/Change in	$11,027	$(9)
	unrealized appreciation/depreciation of Swap agreements

Inflation Protection Fund

Interest rate contracts	Net realized gain (loss) from Futures contracts and Swap	$(7,919)	$12,541
	agreements/Change in unrealized appreciation/depreciation of
	Futures contracts and Swap agreements

International Growth Fund

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$(6,450)	$1,195
	unrealized appreciation/depreciation of Futures contracts

LargeCap Blend Fund I

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$119	$1,436
	unrealized appreciation/depreciation of Futures contracts

LargeCap Blend Fund II

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$4,684	$(781)
	unrealized appreciation/depreciation of Futures contracts

LargeCap Growth Fund I

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$10,134	$(1,150)
	unrealized appreciation/depreciation of Futures contracts

LargeCap Growth Fund II

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$8,191	$(2,870)
	unrealized appreciation/depreciation of Futures contracts

Foreign exchange	Net realized gain (loss) from Foreign currency	(1,112)	$(700)
contracts	transactions/Change in unrealized appreciation/depreciation of
	Translation of assets and liabilities in foreign currencies

	Total	$(7,079)	$(3,570)

LargeCap S&P 500 Index Fund

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$2,749	$(1,378)
	unrealized appreciation/depreciation of Futures contracts

LargeCap Value Fund

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$(1,335)	$1,793
	unrealized appreciation/depreciation of Futures contracts

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2009

3. Operating Policies (Continued)

Derivatives Not	Location of Gain or (Loss) On Derivatives Recognized in	Realized Gain or (Loss) on	Change in Unrealized Appreciation
Accounted for as	Operations	Derivatives Recognized in	or (depreciation) of Derivatives
Hedging Instruments		Operations	Recognized in Operations

LargeCap Value Fund III

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$10,874	$(4,184)
	unrealized appreciation/depreciation of Futures contracts

MidCap Growth Fund III

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$9,366	$(3,803)
	unrealized appreciation/depreciation of Futures contracts

MidCap Value Fund I

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$16,380	$(1,971)
	unrealized appreciation/depreciation of Futures contracts

Short-Term Bond Fund

Interest rate contracts	Net realized gain (loss) from Futures contracts/Change in	$(232)	$—
	unrealized appreciation/depreciation of Futures contracts

Short-Term Income Fund

Interest rate contracts	Net realized gain (loss) from Futures contracts/Change in	$(1,763)	$(45)
	unrealized appreciation/depreciation of Futures contracts

SmallCap Blend Fund

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$183	$57
	unrealized appreciation/depreciation of Futures contracts

SmallCap Growth Fund

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$(474)	$(40)
	unrealized appreciation/depreciation of Futures contracts

SmallCap Growth Fund II

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$413	$(930)
	unrealized appreciation/depreciation of Futures contracts

Ultra Short Bond Fund

Interest rate contracts	Net realized gain (loss) from Futures contracts/Change in	$(617)	$171
	unrealized appreciation/depreciation of Futures contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by the certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended October 31, 2009.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

4. Fair Valuation (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily priced using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2009, in valuing the Funds’ securities carried at value (amounts shown in thousands):

		Level 2 - Other
		Significant
	Level 1 -	Observable	Level 3 - Significant	Totals
Fund	Quoted Prices	Inputs	Unobservable Inputs	(Level 1,2,3)

Bond & Mortgage Securities Fund
Bonds	$ —	$ 1,256,517	$ 47,021	$ 1,303,538
Convertible Bonds	—	3,739	—	3,739
Municipal Bonds	—	6,227	—	6,227
Preferred Stock (a)	—	43,281	—	43,281
Repurchase Agreements	—	187,115	—	187,115
Senior Floating Rate Interests	—	33,923	—	33,923
U.S. Government & Government Agency Obligations	—	779,366	—	779,366

Total investments in securities	$ —	$ 2,310,168	$ 47,021	$ 2,357,189
Credit Default Swaps(b)	$ —	$ (19,980)	$ —	$ (19,980)
Futures(b)	$ 660	$ —	$ —	$ 660
Interest Rate Swaps(b)	$ —	$ (881)	$ —	$ (881)

California Municipal Fund
Municipal Bonds	$ —	$ 334,581	$ 4,038	$ 338,619

Total investments in securities	$ —	$ 334,581	$ 4,038	$ 338,619

Disciplined LargeCap Blend Fund
Common Stock(a)	$ 2,273,368	$ —	$ —	$ 2,273,368
Repurchase Agreements	—	20,034	—	20,034

Total investments in securities	$ 2,273,368	$ 20,034	$ —	$ 2,293,402
Futures(b)	$ (327)	$ —	$ —	$ (327)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2009

4. Fair Valuation (Continued)

		Level 2 - Other
		Significant
	Level 1 -	Observable	Level 3 - Significant	Totals
Fund	Quoted Prices	Inputs	Unobservable Inputs	(Level 1,2,3)

Diversified International Fund
Common Stock
Basic Materials	$ 9,270	$ 153,947	$ —	$ 163,217
Communications	9,868	82,553	—	92,421
Consumer, Cyclical	2,053	171,386	—	173,439
Consumer, Non-cyclical	4,397	222,819	—	227,216
Diversified	—	20,119	—	20,119
Energy	18,661	137,125	—	155,786
Financial	—	351,172	—	351,172
Industrial	—	113,967	—	113,967
Technology	3,756	82,871	—	86,627
Utilities	—	41,511	—	41,511
Preferred Stock
Basic Materials	—	8,666	—	8,666
Communications	—	2,676	—	2,676
Financial	—	5,942	—	5,942
Utilities	—	596	—	596

Total investments in securities	$ 48,005	$ 1,395,350	$ —	$ 1,443,355

Equity Income Fund
Bonds Total	$ —	$ 5,072	$ —	$ 5,072
Common Stock(a)	1,873,242	—	—	1,873,242
Preferred Stock(a)	—	1,956	—	1,956
Repurchase Agreements	—	69,432	—	69,432
U.S. Government & Government Agency Obligations	—	197	—	197

Total investments in securities	$ 1,873,242	$ 76,657	$ —	$ 1,949,899

Global Diversified Income Fund
Bonds	$ —	$ 38,500	$ 46	$ 38,546
Common Stock
Basic Materials	73	343	—	416
Communications	397	276	—	673
Consumer, Cyclical	512	550	—	1,062
Consumer, Non-cyclical	815	321	—	1,136
Energy	5,071	576	—	5,647
Financial	6,183	8,708	—	14,891
Industrial	352	425	—	777
Technology	182	87	—	269
Utilities	137	340	—	477
Convertible Bonds	—	126	—	126
Preferred Stock
Communications	—	1,165	—	1,165
Energy	—	68	—	68
Financial	—	10,402	—	10,402
Utilities	—	894	—	894
Repurchase Agreements	—	1,552	—	1,552
Senior Floating Rate Interests	—	2,829	—	2,829

Total investments in securities	$ 13,722	$ 67,162	$ 46	$ 80,930

Global Real Estate Securities Fund
Common Stock
Consumer, Cyclical	$ 15	$ 27	$ —	$ 42
Consumer, Non-cyclical	64	—	—	64
Exchange Traded Funds	195	11	—	206
Financial	2,557	5,136	31	7,724
Repurchase Agreements	—	362	—	362

Total investments in securities	$ 2,831	$ 5,536	$ 31	$ 8,398
Foreign Currency Contracts(b)	$ —	$ (10)	$ —	$ (10)

Government & High Quality Bond Fund
Bonds	$ —	$ 347,568	$ —	$ 347,568
Repurchase Agreements	—	44,421	—	44,421
U.S. Government & Government Agency Obligations	—	1,022,196	—	1,022,196

Total investments in securities	$ —	$ 1,414,185	$ —	$ 1,414,185

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2009

4. Fair Valuation (Continued)

		Level 2 - Other
		Significant
	Level 1 -	Observable	Level 3 - Significant	Totals
Fund	Quoted Prices	Inputs	Unobservable Inputs	(Level 1,2,3)

High Yield Fund
Bonds	$ —	$ 1,990,413	$ 136,667	$ 2,127,080
Common Stock
Communications	2,843	—	148	2,991
Consumer, Cyclical	1,996	22,584	943	25,523
Consumer, Non-cyclical	11,516	3,676	4,612	19,804
Industrial	6,446	5,180	—	11,626
Technology	—	—	1,056	1,056
Convertible Bonds	—	212,421	—	212,421
Convertible Preferred Stock	—	9,117	—	9,117
Preferred Stock
Government	—	1,430	—	1,430
Repurchase Agreements	—	98,811	—	98,811
Senior Floating Rate Interests	—	228,380	—	228,380

Total investments in securities	$ 22,801	$ 2,572,012	$ 143,426	$ 2,738,239

Income Fund
Bonds	$ —	$ 761,202	$ 22,978	$ 784,180
Common Stock
Convertible Bonds	—	15,048	—	15,048
Preferred Stock
Government	—	330	—	330
Repurchase Agreements	—	20,685	—	20,685
Senior Floating Rate Interests	—	9,955	—	9,955
U.S. Government & Government Agency Obligations	—	240,039	—	240,039

Total investments in securities	$ —	$ 1,047,259	$ 22,978	$ 1,070,237

Inflation Protection Fund
Bonds	$ —	$ 34,061	$ 10,158	$ 44,219
Repurchase Agreements	—	11,527	—	11,527
U.S. Government & Government Agency Obligations	—	391,713	—	391,713

Total investments in securities	$ —	$ 437,301	$ 10,158	$ 447,459
Futures(b)	$ 131	$ —	$ —	$ 131

International Emerging Markets Fund
Common Stock
Basic Materials	$ 52,156	$ 89,601	$ —	$ 141,757
Communications	54,582	49,321	—	103,903
Consumer, Cyclical	11,704	91,522	—	103,226
Consumer, Non-cyclical	24,139	40,070	—	64,209
Diversified	—	21,640	—	21,640
Energy	98,488	89,931	—	188,419
Financial	—	308,916	—	308,916
Industrial	—	89,443	—	89,443
Technology	22,261	111,681	—	133,942
Utilities	3,183	7,494	—	10,677
Preferred Stock
Basic Materials	—	49,347	—	49,347
Financial	—	32,897	—	32,897
Utilities	—	3,312	—	3,312
Repurchase Agreements	—	5,417	—	5,417

Total investments in securities	$ 266,513	$ 990,592	$ —	$ 1,257,105

International Growth Fund
Common Stock
Basic Materials	$ —	$ 169,750	$ —	$ 169,750
Communications	—	71,047	—	71,047
Consumer, Cyclical	—	136,842	—	136,842
Consumer, Non-cyclical	73	346,533	—	346,606
Diversified	—	12,720	—	12,720
Energy	—	121,617	—	121,617
Exchange Traded Funds	3,849	—	—	3,849
Financial	—	159,528	—	159,528
Industrial	—	146,734	—	146,734
Technology	—	58,637	—	58,637
Utilities	—	46,374	151	46,525
Preferred Stock
Communications	—	3,254	—	3,254
Repurchase Agreements	—	11,225	—	11,225

Total investments in securities	$ 3,922	$ 1,284,261	$ 151	$ 1,288,334

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2009

4. Fair Valuation (Continued)

		Level 2 - Other
		Significant
	Level 1 -	Observable	Level 3 - Significant	Totals
Fund	Quoted Prices	Inputs	Unobservable Inputs	(Level 1,2,3)

LargeCap Blend Fund I
Common Stock(a)	$ 870,946	$ —	$ —	$ 870,946
Repurchase Agreements	—	25,217	—	25,217

Total investments in securities	$ 870,946	$ 25,217	$ —	$ 896,163
Futures(b)	$ (625)	$ —	$ —	$ (625)

LargeCap Blend Fund II
Common Stock(a)	$ 685,551	$ —	$ —	$ 685,551
Repurchase Agreements	—	10,825	—	10,825

Total investments in securities	$ 685,551	$ 10,825	$ —	$ 696,376
Futures(b)	$ (298)	$ —	$ —	$ (298)

LargeCap Growth Fund
Common Stock(a)	$ 2,151,781	$ —	$ —	$ 2,151,781
Repurchase Agreements	—	96,115	—	96,115

Total investments in securities	$ 2,151,781	$ 96,115	$ —	$ 2,247,896

LargeCap Growth Fund I
Common Stock(a)	$ 1,594,737	$ —	$ —	$ 1,594,737
Repurchase Agreements	—	42,289	—	42,289

Total investments in securities	$ 1,594,737	$ 42,289	$ —	$ 1,637,026
Futures(b)	$ (1,150)	$ —	$ —	$ (1,150)

LargeCap Growth Fund II
Common Stock(a)	$ 1,509,599	$ —	$ —	$ 1,509,599
Repurchase Agreements	—	29,646	—	29,646

Total investments in securities	$ 1,509,599	$ 29,646	$ —	$ 1,539,245
Foreign Currency Contracts(b)	$ —	$ 13	$ —	$ 13
Futures(b)	$ (1,088)	$ —	$ —	$ (1,088)

LargeCap S&P 500 Index Fund
Common Stock(a)	$ 884,631	$ —	$ —	$ 884,631
Repurchase Agreements	—	27,449	—	27,449

Total investments in securities	$ 884,631	$ 27,449	$ —	$ 912,080
Futures(b)	$ (616)	$ —	$ —	$ (616)

LargeCap Value Fund
Common Stock(a)	$ 774,589	$ —	$ —	$ 774,589
Repurchase Agreements	—	15,533	—	15,533

Total investments in securities	$ 774,589	$ 15,533	$ —	$ 790,122
Futures(b)	$ (366)	$ —	$ —	$ (366)

LargeCap Value Fund III
Common Stock(a)	$ 1,881,763	$ —	$ —	$ 1,881,763
Repurchase Agreements	—	38,940	—	38,940

Total investments in securities	$ 1,881,763	$ 38,940	$ —	$ 1,920,703
Futures(b)	$ (881)	$ —	$ —	$ (881)

MidCap Blend Fund
Common Stock(a)
Basic Materials	$ 29,424	$ 10,007	$ —	$ 39,431
Communications	166,990	—	—	166,990
Consumer, Cyclical	100,530	—	—	100,530
Consumer, Non-cyclical	273,255	—	—	273,255
Diversified	16,163	—	—	16,163
Energy	169,772	—	—	169,772
Financial	148,018	—	—	148,018
Industrial	36,320	—	—	36,320
Technology	69,198	—	—	69,198
Utilities	58,634	—	—	58,634
Repurchase Agreements	—	16,292	—	16,292

Total investments in securities	$ 1,068,304	$ 26,299	$ —	$ 1,094,603

MidCap Growth Fund III
Common Stock(a)	$ 1,110,875	$ —	$ —	$ 1,110,875
Repurchase Agreements	—	26,754	—	26,754

Total investments in securities	$ 1,110,875	$ 26,754	$ —	$ 1,137,629
Futures(b)	$ (2,509)	$ —	$ —	$ (2,509)

MidCap Value Fund I
Common Stock(a)	$ 1,114,568	$ —	$ —	$ 1,114,568
Repurchase Agreements	—	48,915	—	48,915

Total investments in securities	$ 1,114,568	$ 48,915	$ —	$ 1,163,483
Futures(b)	$ (1,971)	$ —	$ —	$ (1,971)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2009

4. Fair Valuation (Continued)

		Level 2 - Other
		Significant
	Level 1 -	Observable	Level 3 - Significant	Totals
Fund	Quoted Prices	Inputs	Unobservable Inputs	(Level 1,2,3)

Money Market Fund
Bonds	$ —	$ 88,969	$ —	$ 88,969
Certificate of Deposit	—	98,900	—	98,900
Commercial Paper	—	1,937,219	—	1,937,219
Common Stock(a)	105,260	—	—	105,260
Municipal Bonds	—	115,390	—	115,390
U.S. Government & Government Agency Obligations	—	12,967	—	12,967

Total investments in securities	$ 105,260	$ 2,253,445	$ —	$ 2,358,705

Preferred Securities Fund
Bonds	$ —	$ 764,385	$ 25,599	$ 789,984
Common Stock
Exchange Traded Funds	9,128	—	—	9,128
Convertible Preferred Stock
Consumer, Non-cyclical	—	2,437	—	2,437
Preferred Stock
Communications	—	99,244	—	99,244
Consumer, Non-cyclical	—	706	—	706
Energy	—	5,075	—	5,075
Financial	—	1,254,444	5,088	1,259,532
Utilities	—	166,264	—	166,264
Repurchase Agreements	—	62,802	—	62,802

Total investments in securities	$ 9,128	$ 2,355,357	$ 30,687	$ 2,395,172

Principal Capital Appreciation Fund
Common Stock(a)	$ 867,495	$ —	$ —	$ 867,495
Repurchase Agreements	—	14,108	—	14,108

Total investments in securities	$ 867,495	$ 14,108	$ —	$ 881,603

Real Estate Securities Fund
Common Stock(a)	$ 1,410,307	$ —	$ —	$ 1,410,307
Preferred Stock(a)	—	7,150	—	7,150
Repurchase Agreements	—	14,660	—	14,660

Total investments in securities	$ 1,410,307	$ 21,810	$ —	$ 1,432,117

Short-Term Bond Fund
Bonds	$ —	$ 88,769	$ 3,335	$ 92,104
Repurchase Agreements	—	15,329	—	15,329
U.S. Government & Government Agency Obligations	—	26,867	—	26,867

Total investments in securities	$ —	$ 130,965	$ 3,335	$ 134,300

Short-Term Income Fund
Bonds	$ —	$ 408,652	$ 86	$ 408,738
Repurchase Agreements	—	27,258	—	27,258
U.S. Government & Government Agency Obligations	—	23,028	—	23,028

Total investments in securities	$ —	$ 458,938	$ 86	$ 459,024
Futures(b)	$ (319)	$ —	$ —	$ (319)

SmallCap Blend Fund
Common Stock(a)	$ 174,794	$ —	$ —	$ 174,794
Repurchase Agreements	—	5,818	—	5,818

Total investments in securities	$ 174,794	$ 5,818	$ —	$ 180,612
Futures(b)	$ (69)	$ —	$ —	$ (69)

SmallCap Growth Fund
Common Stock(a)	$ 217,520	$ —	$ —	$ 217,520
Repurchase Agreements	—	5,868	—	5,868

Total investments in securities	$ 217,520	$ 5,868	$ —	$ 223,388
Futures(b)	$ (40)	$ —	$ —	$ (40)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2009

4. Fair Valuation (Continued)

		Level 2 - Other
		Significant
	Level 1 -	Observable	Level 3 - Significant	Totals
Fund	Quoted Prices	Inputs	Unobservable Inputs	(Level 1,2,3)

SmallCap Growth Fund II
Common Stock
Basic Materials	$ 5,751	$ —	$ —	$ 5,751
Communications	42,790	845	—	43,635
Consumer, Cyclical	49,701	—	—	49,701
Consumer, Non-cyclical	99,430	—	36	99,466
Diversified	13	—	—	13
Energy	12,841	—	1	12,842
Financial	19,707	—	—	19,707
Industrial	39,288	—	—	39,288
Technology	65,843	—	—	65,843
Utilities	222	—	—	222
Repurchase Agreements	—	2,524	—	2,524

Total investments in securities	$ 335,586	$ 3,369	$ 37	$ 338,992
Futures(b)	$ (451)	$ —	$ —	$ (451)

SmallCap Value Fund
Common Stock(a)	$ 397,184	$ —	$ —	$ 397,184
Repurchase Agreements	—	14,827	—	14,827

Total investments in securities	$ 397,184	$ 14,827	$ —	$ 412,011

Tax-Exempt Bond Fund
Municipal Bonds	$ —	$ 274,488	$ 4,210	$ 278,698

Total investments in securities	$ —	$ 274,488	$ 4,210	$ 278,698

Ultra Short Bond Fund
Bonds	$ —	$ 17,393	$ 80	$ 17,473
Commercial Paper	—	24,582	—	24,582
Repurchase Agreements	—	5,497	—	5,497
U.S. Government & Government Agency Obligations	—	91,105	—	91,105

Total investments in securities	$ —	$ 138,577	$ 80	$ 138,657

(a)	For additional detail regarding sector classifications, please see the Schedule of Investments.

(b)	Futures, foreign currency contracts, written options and swap agreements are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

Transfers In
	Value	Accrued		Change in	Net	and/	Value
	October 31,	Discount/	Realized	Unrealized	Purchases/ or Out of Level October 31,
Fund	2008	Premiums	Gain/(Loss)	Gain/(Loss)	Sales	3	2009

Bond & Mortgage Securities Fund
Bonds	$ 10,002	$ (985)	$ (986)	$ (7,130)	$ 13,298	$ 32,822	$ 47,021

Total	$ 10,002	$ (985)	$ (986)	$ (7,130)	$ 13,298	$ 32,822	$ 47,021

California Municipal Bond Fund
Municipal Bonds	$ 1,039	$ —	$ (91)	$ 396	$ (509)	$ 3,203	$ 4,038

Total	$ 1,039	$ —	$ (91)	$ 396	$ (509)	$ 3,203	$ 4,038

Global Diversified Income Fund
Bonds	$ —	$ 1	$ 1	$ 3	$ 41	$ —	$ 46

Total	$ —	$ 1	$ 1	$ 3	$ 41	$ —	$ 46

Global Real Estate Securities Fund
Common Stock
Financial	$ —	$ —	$ —	$ 5	$ 26	$ —	$ 31

Total	$ —	$ —	$ —	$ 5	$ 26	$ —	$ 31

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2009

4. Fair Valuation (Continued)

Transfers In
	Value	Accrued		Change in	Net	and/	Value
	October 31,	Discount/	Realized	Unrealized	Purchases/ or Out of Level October 31,
Fund	2008	Premiums	Gain/(Loss)	Gain/(Loss)	Sales	3	2009

High Yield Fund
Bonds	$ 76,527	$ 4,335	$ (918)	$ 1,228	$ 37,972	$ 17,523	$ 136,667
Common Stock
Communications	—	—	—	(163)	—	311	148
Consumer, Cyclical	—	—	—	434	—	509	943
Consumer, Non-cyclical	—	—	—	1,629	—	2,983	4,612
Financial	341	—	(564)	333	(110)	—	—
Technology	—	—	(14)	542	(16)	544	1,056

Total	$ 76,868	$ 4,335	$ (1,496)	$ 4,003	$ 37,846	$ 21,870	$ 143,426

Income Fund
Bonds	$ 16,195	$ (26)	$ —	$ 2,059	$ 4,750	$ —	$ 22,978
Common Stock
Financial	92	—	—	(92)	—	—	—

Total	$ 16,287	$ (26)	$ —	$ 1,967	$ 4,750	$ —	$ 22,978

Inflation Protection Fund
Bonds	$ 1,492	$ —	$ —	$ (1,859)	$ (3,867)	$ 14,392	$ 10,158

Total	$ 1,492	$ —	$ —	$ (1,859)	$ (3,867)	$ 14,392	$ 10,158

International Growth Fund
Common Stock
Utilities	$ —	$ —	$ (536)	$ 50	$ 637	$ —	$ 151

Total	$ —	$ —	$ (536)	$ 50	$ 637	$ —	$ 151

Preferred Securities Fund
Bonds	$ 1,611	$ 4	$ (9)	$ 2,928	$ 9,648	$ 11,417	$ 25,599
Common Stock
Financial	—	—	—	1,969	896	2,223	5,088

Total	$ 1,611	$ 4	$ (9)	$ 4,897	$ 10,544	$ 13,640	$ 30,687

Short-Term Bond Fund
Bonds	$ 400	$ —	$ —	$ (90)	$ (539)	$ 3,564	$ 3,335

Total	$ 400	$ —	$ —	$ (90)	$ (539)	$ 3,564	$ 3,335

Short-Term Income Fund
Bonds	$ —	$ —	$ —	$ 1	$ —	$ 85	$ 86

Total	$ —	$ —	$ —	$ 1	$ —	$ 85	$ 86

SmallCap Growth Fund II
Common Stock
Consumer, Non-cyclical	$ —	$ —	$ 7	$ 9	$ 20	$ —	$ 36
Energy	—	—	—	(1)	2	—	1

Total	$ —	$ —	$ 7	$ 8	$ 22	$ —	$ 37

Tax-Exempt Bond Fund
Municipal Bonds	$ 2,850	$ (1)	$ —	$ 389	$ —	$ 972	$ 4,210

Total	$ 2,850	$ (1)	$ —	$ 389	$ —	$ 972	$ 4,210

Ultra Short Bond Fund
Bonds	$ 357	$ —	$ (2,960)	$ 2,821	$ (31)	$ (107)	$ 80

Total	$ 357	$ —	$ (2,960)	$ 2,821	$ (31)	$ (107)	$ 80

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Funds. The annual rates used in this calculation for the Funds are as follows:

	Net Assets of Funds (in millions)					Net Assets of Funds (in millions)

	First Next		Next Over $1.5			First	Next Next Over $1.5
	$500	$500	$500	billion		$500	$500	$500	billion

Disciplined LargeCap Blend Fund	.60%	.58%	.56%	.55%	MidCap Growth Fund III	1.00	.96	.94	.92
Global Real Estate Securities Fund	.90	.88	.86	.85	MidCap Value Fund I	1.00	.98	.96	.95
Inflation Protection Fund	.40	.38	.36	.35	Preferred Securities Fund	.75	.73	.71	.70
International Emerging Markets Fund	1.20	1.18	1.16	1.15	Real Estate Securities Fund	.85	.83	.81	.80
International Growth Fund	1.00	.98	.96	.95	Short-Term Bond Fund	.40	.38	.36	.35
LargeCap Blend Fund I	.45	.43	.41	.40	SmallCap Blend Fund	.75	.73	.71	.70
LargeCap Blend Fund II	.75	.73	.71	.70	SmallCap Growth Fund	.75	.73	.71	.70
LargeCap Growth Fund I	.75	.73	.71	.70	SmallCap Growth Fund II	1.00	.98	.96	.95
LargeCap Growth Fund II	.95	.93	.91	.90	SmallCap Value Fund	.75	.73	.71	.70
LargeCap Value Fund	.45	.43	.41	.40	Tax-Exempt Bond Fund	.50	.48	.46	.45
MidCap Blend Fund	.65	.63	.61	.60

			Net Assets of Funds				Net Assets of Funds

		First $1		Over $1			First $2		Over $2
		billion		billion			billion		billion

California Municipal Fund		.50%		.45%	Income Fund		.50%		.45%
					Government & High Quality Bond Fund		.50		.45

	Net Assets of Funds (in millions)					Net Assets of Funds (in millions)

	First	Next		Over		First	Next		Over $1
	$200	$300		$500		$500	$500		billion

Short-Term Income Fund	.50%	.45%		.40%	Principal Capital Appreciation Fund	.625%	.50%		.375%

Net Assets of Funds (in millions)

	First	Over
	$250	$250

High Yield Fund	.625%	.50%

		Net Assets of Funds (in millions)

	First	Next	Next	Next	Next $1 Over $3
	$500	$500	$500	$500	billion	billion

Bond & Mortgage Securities Fund	.55%	.53%	.51%	.50%	.48%	.45%
Diversified International Fund	.90	.88	.86	.85	.83	.80
Global Diversified Income Fund	.80	.78	.76	.75	.73	.70
LargeCap Value Fund III	.80	.78	.76	.75	.73	.70
Money Market Fund	.40	.39	.38	.37	.36	.35

		Net Assets of Funds (in millions)

	First	Next	Next $1 Next $1 Over $3
	$500	$500	billion	billion	billion

LargeCap Growth Fund	.68%	.65%	.62%	.58%	.55%

	Net Assets of Funds (in millions)

	First	Next	Over
	$250	$250	$500

Equity Income Fund	.60%	.55%	.50%

		All Net Assets

LargeCap S&P 500 Index Fund		.15%
Ultra Short Bond Fund		.38

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

5. Management Agreement and Transactions with Affiliates (Continued)

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .17%, .15%, and .15% and the annual rates for the administrative service fee are .28%, .20%, .15%, .13%, and .11% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J, Class S and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. In addition, Class S shares pays Principal Shareholder Services, Inc. a service fee computed at an annual percentage rate of Class S shares average daily net assets. The annual rates used in this calculation for Class S shares are as follows:

Net Assets of Funds (in millions)

First	Next	Next $4 Next $5		Next $10	Over $20
$500	$500	billion billion		billion	billion

.06%	.05%	.04%	.03%	.02%	.01%

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from November 1, 2008 through June 30, 2009
	Class A	Class B	Class C	Class J	Expiration

LargeCap Blend Fund I	N/A	N/A	1.90%	N/A	February 28, 2010
LargeCap Blend Fund II	N/A	N/A	2.20	N/A	February 28, 2010
LargeCap Growth Fund I	N/A	N/A	2.20	N/A	February 28, 2010
LargeCap Growth Fund II	1.70%	N/A	2.45	1.75%^	February 28, 2010
LargeCap Value Fund III	1.15	1.90	1.90	N/A	October 31, 2009
MidCap Growth Fund III	1.75**	2.50	2.50*	N/A	June 30, 2010
MidCap Value Fund I	1.35	2.10	2.10	1.75*	October 31, 2009
SmallCap Growth Fund II	1.45	2.20	2.20	1.60	October 31, 2009
*Expires February 28, 2010.	**Expired June 30, 2009. ^ Expired February 28, 2009.

Effective July 1, 2009, the Manager contractually agreed to limit certain of the Funds’ management and investment advisory fees through the period ended February 28, 2011. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

LargeCap Blend Fund I	0.006%	LargeCap Value Fund III	0.012%
LargeCap Blend Fund II	0.018	MidCap Growth Fund III	0.022
LargeCap Growth Fund I	0.016	MidCap Value Fund I	0.020
LargeCap Growth Fund II	0.014	SmallCap Growth Fund II	0.020

Concurrently, the contractual expense limits were reduced to the following limits:

	Period from July 1, 2009 through October 31, 2009
	Class A	Class B	Class C	Class J	Expiration

LargeCap Blend Fund I	N/A	N/A	1.894%	N/A	February 28, 2010
LargeCap Blend Fund II	N/A	N/A	2.182	N/A	February 28, 2010
LargeCap Growth Fund I	N/A	N/A	2.184	N/A	February 28, 2010
LargeCap Growth Fund II	1.686	N/A	2.436	N/A	February 28, 2010
LargeCap Value Fund III	1.138	1.888	1.888	N/A	October 31, 2009
MidCap Growth Fund III	1.728**	2.478	2.478*	N/A	June 30, 2010
MidCap Value Fund I	1.33	2.08	2.08	1.73*	October 31, 2009
SmallCap Growth Fund II	1.43	2.18	2.18	1.58	October 31, 2009

*Expires February 28, 2010.
**The limit is voluntary and may be terminated at any time.

		NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
		October 31, 2009

5. Management Agreement and Transactions with Affiliates (Continued)

		Period from November 1, 2008 through October 31, 2009
	Class A	Class B	Class C	Class J	Institutional	Expiration

Bond & Mortgage Securities Fund	.94%	1.60%	1.75%*	N/A	N/A	June 30, 2010
Disciplined LargeCap Blend Fund	N/A	N/A	1.82	N/A	N/A	February 28, 2010
Diversified International Fund	N/A	N/A	2.08	N/A	N/A	February 28, 2010
Global Diversified Income Fund	1.25	N/A	2.00	N/A	.90	February 28, 2010
Global Real Estate Securities Fund	1.45	N/A	2.20	N/A	.95	February 28, 2010
Government & High Quality Bond Fund	.88**	1.65	1.63	1.00^	N/A	February 28, 2010
Income Fund	.90	1.64	1.65	1.10#	N/A	February 28, 2010
Inflation Protection Fund	.90	N/A	1.65	1.15	N/A	February 28, 2010
International Emerging Markets Fund	N/A	N/A	2.80	N/A	N/A	February 28, 2010
International Growth Fund	1.60	N/A	2.35	N/A	N/A	February 28, 2010
LargeCap S&P 500 Index Fund	N/A	N/A	1.30	N/A	N/A	February 28, 2010
LargeCap Value Fund	N/A	N/A	1.70	N/A	N/A	February 28, 2010
MidCap Blend Fund	N/A	N/A	1.95	N/A	N/A	February 28, 2010
Money Market Fund	N/A	N/A	1.79	N/A	N/A	February 28, 2010
Preferred Securities Fund	1.00	N/A	1.75	N/A	N/A	February 28, 2010
Real Estate Securities Fund	1.28	2.08	1.98	N/A	N/A	February 28, 2010
Short-Term Bond Fund	N/A	N/A	1.70	N/A	N/A	February 28, 2010
Short-Term Income Fund	.95	N/A	1.67	N/A	N/A	February 28, 2010
SmallCap Blend Fund	N/A	N/A	2.20	N/A	N/A	February 28, 2010
SmallCap Growth Fund	N/A	2.57	2.21	N/A	N/A	February 28, 2010
SmallCap Value Fund	1.35	2.29	2.08	N/A	N/A	February 28, 2010
Tax-Exempt Bond Fund	.80^^	1.65^^	1.65	N/A	N/A	February 28, 2010
Ultra Short Bond Fund	N/A	N/A	1.50	N/A	N/A	February 28, 2010

*Expires February 28, 2010.

**	Prior to April 9, 2009 the expense limit was .91%.

^	From December 16, 2008 through October 31, 2009.

^^	Prior to March 1, 2009, the expense limit was .76% for Class A and 1.15% for Class B

#From September 30, 2009 through October 31, 2009. Expires February 28, 2011.

Period from November 1, 2008 through February 28, 2009
	Class A	Class B	Class C	Expiration

LargeCap Growth Fund	1.28%	2.26%	2.03% February 28, 2009

		Period from December 16, 2008 through October 31, 2009
	R-1	R-2	R-3	R-4	R-5	Expiration

Government & High Quality Bond Fund	1.29%	1.16%	.98%	.79%	.67%	February 28, 2010

In addition, the Manager has voluntarily agreed to limit Money Market Fund’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Effective March 1, 2009, the Manager has voluntarily agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make and acquired fund fees and expenses) attributable to the Institutional class of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:

	Expense Limit		Expense Limit

Diversified International Fund	.93%	Short-Term Bond Fund	.45
International Emerging Markets Fund	1.34	Short-Term Income Fund	.54*
LargeCap S&P 500 Index Fund	.20	SmallCap Blend Fund	.80
MidCap Blend Fund	.70	SmallCap Growth Fund	.80
Money Market Fund	.43*	Ultra Short Bond Fund	.43*

*From June 22, 2009 through October 31, 2009.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

5. Management Agreement and Transactions with Affiliates (Continued)

Effective May 13, 2009, the Manager voluntarily agreed to limit Ultra Short Fund’s expenses attributable to Class A shares and, if necessary, pay expenses normally payable by Ultra Short Bond Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses from May 13, 2009 through October 31, 2009 (expressed as a percentage of average net assets, during such time period, on an annualized basis) not to exceed 0.46%. The limit may be terminated at any time.

Effective October 1, 2009, and through the period ending February 28, 2011, the Manager has contractually agreed to pay the expenses directly attributable to Institutional Class shares of Bond & Mortgage Securities Fund.

Effective October 23, 2009, and through the period ending February 28, 2011, the Manager has contractually agreed to reduce MidCap Blend Fund’s expenses attributable to Class A shares by 0.01% and Class B Shares by 0.05% (expressed as a percentage of average net assets on a daily basis).

Distribution Fees. The Class A, Class B, Class C, Class J, Class S, R-1, R-2, R-3 and R-4 shares of the Funds (with the exception of Ultra Short Bond Fund) bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal underwriter, a portion may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .45%, .35%, .35%, .30%, .25% and .10% for, Class A, Class B, Class C, Class J, Class S, R-1, R-2, R-3 and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Money Market Fund	Class J	.25
Short-Term Bond Fund	Class A	.15
Short-Term Income Fund	Class A	.15
Ultra Short Bond Fund	Class A	N/A
Ultra Short Bond Fund	Class C	N/A

From November 1, 2008 through November 30, 2008, the annual rate for Class A shares of Short-Term Income Fund was .25%.

From November 1, 2008 through December 31, 2008, the annual rate for Class A and Class C shares of Ultra Short Bond Fund was .15% and 1.00%, respectively.

From November 1, 2008 through February 28, 2009, Princor Financial Services Corporation and Principal Fund’s Distributor, Inc. had contractually agreed to limit the distribution fees attributable to Class J shares for SmallCap Blend not to exceed .15%. This contractual limit expired and effective March 1, 2009, Principal Funds Distributor, Inc. has voluntarily agreed to maintain a level of distribution fees not to exceed ..40% for Class J shares of SmallCap Blend Fund.

Effective January 1, 2009, Principal Funds Distributor, Inc. has voluntarily agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .40% for Class J shares. The expense limit may be terminated at any time. Prior to January 1, 2009, the expense limit of .40% was contractual.

Effective March 1, 2009, Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Fund’s distribution fees attributable to certain share classes of Money Market Fund. The limit will maintain the level of distribution fees not to exceed .75%, 0%, and 0% for Class B, Class C, and Class S shares, respectively. The limit may be terminated at any time.

Effective April 1, 2009, Principal Funds Distributor, Inc. has contractually agreed to limit the distribution fees attributable to Class A shares of Government & High Quality Bond Fund through April 30, 2010. The limit will maintain the level of distribution fees not to exceed .15% for Class A shares.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. Principal Funds Distributor, Inc., as principal underwriter, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for the LargeCap S&P 500 Index Fund and Ultra Short Bond Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 1.00% for Ultra Short Bond Fund, 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Income Fund, Government & High Quality Bond Fund, Short-Term Bond Fund and Short Term Income Fund, 3.75% for Bond & Mortgage Securities Fund, California Municipal Fund, Global Diversified Income Fund, High Yield Fund, Inflation Protection Fund, Preferred Securities Fund, and Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the year ended October 31, 2009, were as follows (in thousands):

	Class A	Class B	Class C	Class J

Bond & Mortgage Securities Fund	$ 95	$ 25	$ 1	$ 19
California Municipal Fund	94	11	3	N/A
Disciplined LargeCap Blend Fund	65	48	—	N/A
Diversified International Fund	252	51	3	26
Equity Income Fund	178	481	11	N/A
Global Diversified Income Fund	13	N/A	—	N/A
Global Real Estate Securities Fund	15	N/A	—	N/A
Government & High Quality Bond Fund	241	40	6	7
High Yield Fund	713	120	130	N/A
Income Fund	161	47	10	—
Inflation Protection Fund	19	N/A	3	3
International Emerging Markets Fund	186	29	3	22
International Growth Fund	8	N/A	1	3
LargeCap Blend Fund I	92	10	—	4
LargeCap Blend Fund II	64	13	—	10
LargeCap Growth Fund	220	47	5	14
LargeCap Growth Fund I	90	8	—	6
LargeCap Growth Fund II	12	N/A	—	4
LargeCap S&P 500 Index Fund	47	N/A	2	28
LargeCap Value Fund	146	12	—	7
LargeCap Value Fund III	62	10	—	6
MidCap Blend Fund	393	44	2	16
MidCap Growth Fund III	70	8	—	3
MidCap Value Fund I	9	1	—	1
Money Market Fund	15	444	26	348
Preferred Securities Fund	769	N/A	246	2
Principal Capital Appreciation Fund	123	169	2	N/A
Real Estate Securities Fund	104	20	1	6
Short-Term Bond Fund	35	N/A	1	3
Short-Term Income Fund	217	N/A	8	N/A
SmallCap Blend Fund	85	10	—	1
SmallCap Growth Fund	23	6	—	3
SmallCap Growth Fund II	42	4	—	3
SmallCap Value Fund	36	5	1	4
Tax-Exempt Bond Fund	105	12	3	N/A
Ultra Short Bond Fund	1	N/A	—	1

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

5. Management Agreement and Transactions with Affiliates (Continued)

At October 31, 2009, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class A	Class C	Institutional	R - 1	R - 4

Bond & Mortgage Securities Fund	423	—	15,240	—	—
Disciplined LargeCap Blend Fund	—	—	5,831	—	—
Diversified International Fund	—	—	4,281	—	—
Equity Income Fund	—	—	12	—	—
Global Real Estate Securities Fund	150	150	200	—	—
Government & High Quality Bond Fund	120	—	—	—	—
Income Fund	—	—	243	—	—
Inflation Protection Fund	—	—	39,631	—	—
International Emerging Markets Fund	—	—	57	—	—
International Growth Fund	—	—	46,778	—	—
LargeCap Blend Fund II	—	—	52,166	—	—
LargeCap Growth Fund	—	—	9,751	—	—
LargeCap Growth Fund I	—	—	95,636	—	—
LargeCap Growth Fund II	—	—	87,107	—	—
LargeCap Value Fund	—	—	7,513	—	—
LargeCap Value Fund III	—	—	88,950	—	—
MidCap Growth Fund III	—	—	100,199	—	—
MidCap Value Fund I	—	—	75,449	—	—
Money Market Fund	14,128	—	24,180	—	—
Preferred Securities Fund	—	—	5,428	—	—
Principal Capital Appreciation Fund	—	—	3	—	—
Real Estate Securities Fund	—	—	15,123	—	—
Short-Term Bond Fund	862	—	—	—	—
SmallCap Blend Fund	—	—	2,640	—	—
SmallCap Growth Fund II	—	—	44,988	—	—
Ultra Short Bond Fund	—	—	184	1	1

Affiliated Brokerage Commissions. With respect to Bond & Mortgage Securities Fund, Global Diversified Income Fund, and Preferred Securities Fund, $58,000, $22,000, and $925,000 of brokerage commissions were paid, respectively, to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended October 31, 2009. Brokerage commissions were paid to affiliates of sub-advisors as follows (in thousands):

LargeCap Growth Fund II	$141
MidCap Value Fund I	48
SmallCap Growth Fund II	2

6. Capital Share Transactions

For the year ended October 31, 2009, the following table reflects the conversion of Class B shares into Class A shares. The amounts are also shown in the statement of changes in net assets as shares sold and dollars sold for Class A and shares redeemed and dollars redeemed for Class B (amounts in thousands).

	Shares	Dollars		Shares	Dollars

Bond & Mortgage Securities Fund	303	$ 2,658	LargeCap Value Fund	182	$ 1,286
California Municipal Fund	1,534	13,936	LargeCap Value Fund III	216	1,674
Disciplined LargeCap Blend Fund	481	4,392	MidCap Blend Fund	633	5,639
Diversified International Fund	503	3,726	MidCap Growth Fund III	143	840
Equity Income Fund	780	10,100	MidCap Value Fund I	4	39
Government & High Quality Bond Fund	955	10,253	Money Market Fund	9,024	9,024
High Yield Fund	596	3,996	Principal Capital Appreciation Fund	343	8,358
Income Fund	598	5,154	Real Estate Securities Fund	138	1,286
International Emerging Markets Fund	74	1,245	SmallCap Blend Fund	198	1,790
LargeCap Blend Fund I	207	1,195	SmallCap Growth Fund	64	312
LargeCap Blend Fund II	231	1,619	SmallCap Growth Fund II	88	453
LargeCap Growth Fund	1,255	6,606	SmallCap Value Fund	8	89
LargeCap Growth Fund I	230	1,246	Tax-Exempt Bond Fund	397	2,672

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

7. Investment Transactions

For the year ended October 31, 2009, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales

Bond & Mortgage Securities Fund	$ 8,130,146	$ 9,177,293	LargeCap S&P 500 Index Fund	$ 120,707	$ 57,714
California Municipal Fund	174,405	196,384	LargeCap Value Fund	1,267,794	1,104,305
Disciplined LargeCap Blend Fund	2,793,106	2,548,901	LargeCap Value Fund III	1,703,691	1,643,188
Diversified International Fund	1,504,820	1,451,542	MidCap Blend Fund	134,305	75,121
Equity Income Fund	640,506	895,155	MidCap Growth Fund III	1,094,330	1,055,902
Global Diversified Income Fund	149,693	87,483	MidCap Value Fund I	875,516	770,785
Global Real Estate Securities Fund	9,090	6,104	Preferred Securities Fund	1,071,922	418,563
Government & High Quality Bond Fund	278,996	453,907	Principal Capital Appreciation Fund	190,524	280,476
High Yield Fund	1,888,667	1,133,907	Real Estate Securities Fund	911,573	635,568
Income Fund	236,761	245,510	Short-Term Bond Fund	17,498	85,096
Inflation Protection Fund	57	161,718	Short-Term Income Fund	221,708	122,348
International Emerging Markets Fund	1,393,898	1,206,544	SmallCap Blend Fund	145,447	154,174
International Growth Fund	1,667,138	1,787,457	SmallCap Growth Fund	195,413	198,751
LargeCap Blend Fund I	820,256	675,761	SmallCap Growth Fund II	410,886	432,521
LargeCap Blend Fund II	484,058	499,084	SmallCap Value Fund	367,461	364,768
LargeCap Growth Fund	1,773,649	1,667,452	Tax-Exempt Bond Fund	194,749	184,209
LargeCap Growth Fund I	1,336,510	1,287,610	Ultra Short Bond Fund	6,476	82,746
LargeCap Growth Fund II	1,877,349	1,879,534

For the year ended October 31, 2009, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales

Bond & Mortgage Securities Fund	$ 867,950	$ 1,081,518	Short-Term Bond Fund	$ 28,716	$ 27,787
Government & High Quality Bond Fund	35,065	37,467	Short-Term Income Fund	20,852	22
Income Fund	46,065	59,849	Ultra Short Bond Fund	4,499	6,528
Inflation Protection Fund	459,365	366,859

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

8. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the years ended October 31, 2009 and October 31, 2008 were as follows (amounts in thousands):

					Long-Term

	Ordinary Income Tax-Exempt Income*				Capital Gain^		Return of Capital		Section 1250 Gain

	2009	2008	2009	2008	2009	2008	2009	2008	2009	2008

Bond & Mortgage Securities Fund	$ 103,880 $ 140,512 $		– $	– $	– $	–	$ – $	–	$ –	$ –
California Municipal Fund	–	–	15,533	16,686	–	–	–	–	–	–
Disciplined LargeCap Blend Fund	38,282	38,008	–	–	–	415,077	–	–	–	–
Diversified International Fund	31,605	96,425	–	–	–	229,056	–	–	–	–
Equity Income Fund	61,628	197,593	–	–	–	259,573	–	–	–	–
Global Diversified Income Fund	3,752	–	–	–	–	–	–	–	–	–
Global Real Estate Securities Fund	252	138	–	–	–	–	–	–	–	–
Government & High Quality Bond Fund	55,422	75,056	–	–	–	–	–	355	–	–
High Yield Fund	206,517	126,534	–	–	–	38,075	–	–	–	–
Income Fund	60,851	66,976	–	–	–	–	–	–	–	–
Inflation Protection Fund	689	40,806	–	–	–	–	–	7,447	–	–
International Emerging Markets Fund	8,139	177,393	–	–	–	55,661	–	–	–	–
International Growth Fund	31,255	90,391	–	–	–	127,096	–	–	–	–
LargeCap Blend Fund I	13,086	10,840	–	–	–	22,772	–	–	–	–
LargeCap Blend Fund II	9,429	32,048	–	–	–	68,604	–	–	–	–
LargeCap Growth Fund	1,219	20,684	–	–	–	43,699	1,510	8,589	–	–
LargeCap Growth Fund I	185	18,638	–	–	–	62,120	–	–	–	–
LargeCap Growth Fund II	8,170	51,402	–	–	–	48,590	–	–	–	–
LargeCap S&P 500 Index Fund	16,807	17,641	–	–	–	10,195	–	–	–	–
LargeCap Value Fund	16,197	23,404	–	–	–	57,148	–	–	–	–
LargeCap Value Fund III	46,086	73,936	–	–	–	137,764	–	–	–	–
MidCap Blend Fund	4	12,486	–	–	32,304	73,740	–	–	–	–
MidCap Growth Fund III	–	987	–	–	–	46,620	–	294	–	–
MidCap Value Fund I	9,947	36,276	–	–	–	75,311	–	–	–	–
Money Market Fund	12,272	80,699	–	–	–	–	–	–	–	–
Preferred Securities Fund	137,851	84,591	–	–	–	–	–	–	–	–
Principal Capital Appreciation Fund	6,896	10,800	–	–	44,651	123,750	–	–	–	–
Real Estate Securities Fund	35,754	50,905	–	–	–	352,110	–	–	–	2,800
Short-Term Bond Fund	7,750	13,283	–	–	–	–	–	–	–	–
Short-Term Income Fund	12,041	18,888	–	–	–	–	–	–	–	–
SmallCap Blend Fund	503	7,829	–	–	–	20,334	–	–	–	–
SmallCap Growth Fund	–	–	–	–	–	24,053	18	–	–	–
SmallCap Growth Fund II	–	6,788	–	–	–	30,683	–	–	–	–
SmallCap Value Fund	2,883	18,232	–	–	–	27,984	–	–	–	–
Tax-Exempt Bond Fund	55	13	12,598	13,511	–	–	–	–	–	–
Ultra Short Bond Fund	3,660	8,762	–	–	–	–	–	–	–	–

*The funds designate these distributions as exempt interest per IRC code Sec. 852(b)(5).

^ The funds designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

8. Federal Tax Information (Continued)

Distributable Earnings. As of October 31, 2009, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed	Undistributed

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains

Bond & Mortgage Securities Fund	$ 4,838	$ —	$ —
California Municipal Fund	—	129	—
Disciplined LargeCap Blend Fund	25,460	—	—
Diversified International Fund	20,416	—	—
Equity Income Fund	3,493	—	—
Global Diversified Income Fund	7,747	—	45
Global Real Estate Securities Fund	87	—	—
Government & High Quality Bond Fund	1,028	—	—
High Yield Fund	4,209	—	—
Income Fund	1,638	—	—
Inflation Protection Fund	333	—	—
International Emerging Markets Fund	8,794	—	—
International Growth Fund	19,452	—	—
LargeCap Blend Fund I	9,836	—	—
LargeCap Blend Fund II	6,528	—	—
LargeCap Growth Fund I	1,063	—	—
LargeCap Growth Fund II	3,884	—	—
LargeCap S&P 500 Index Fund	10,990	—	—
LargeCap Value Fund	11,732	—	—
LargeCap Value Fund III	24,971	—	—
MidCap Blend Fund	3,630	—	—
MidCap Value Fund I	6,413	—	—
Preferred Securities Fund	2,472	—	—
Principal Capital Appreciation Fund	5,229	—	6,038
Real Estate Securities Fund	1,299	—	—
Short-Term Bond Fund	41	—	—
Short-Term Income Fund	91	—	—
SmallCap Blend Fund	126	—	—
SmallCap Value Fund	2,728	—	—
Tax-Exempt Bond Fund	—	41	—
Ultra Short Bond Fund	8	—	—

* Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. October 31, 2009

8. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2009, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

			Net Capital Loss Carryforward Expiring In:

										Annual

	2010	2011	2012	2013	2014	2015	2016	2017	Total	Limitations*

Bond & Mortgage Securities Fund	$ – $	– $	– $	2,385 $	6,971 $	5,293 $ 49,364 $ 134,933 $ 198,946 $				–
California Municipal Fund	–	–	–	–	–	1,415	10,723	21,987	34,125	–
Disciplined LargeCap Blend Fund	–	–	–	–	–	–	305,353	378,292	683,645	–
Diversified International Fund	1,183	586	–	–	–	–	233,619	469,054	704,442	516
Equity Income Fund	–	–	–	–	–	–	274,716	406,815	681,531	–
Global Real Estate Securities Fund	–	–	–	–	–	8	1,392	375	1,775	200
Government & High Quality Bond Fund	2,420	7,384	9,350	9,068	9,483	3,147	55,498	2,385	98,735	17,781
High Yield Fund	–	–	–	–	–	–	5,508	46,472	51,980	–
Income Fund	–	1,212	892	–	1,046	2,036	–	18,489	23,675	–
Inflation Protection Fund	–	–	–	–	1,338	4,175	8,044	78,475	92,032	–
International Emerging Markets Fund	–	–	–	–	–	–	172,450	218,062	390,512	–
International Growth Fund	–	–	–	–	–	–	339,871	552,396	892,267	–
LargeCap Blend Fund I	–	–	–	–	–	–	99,167	143,714	242,881	–
LargeCap Blend Fund II	–	–	–	–	–	–	29,343	111,763	141,106	–
LargeCap Growth Fund	2,580	14,931	–	–	–	–	55,519	580,885	653,915	138
LargeCap Growth Fund I	–	115	296	–	–	–	84,598	222,408	307,417	–
LargeCap Growth Fund II	–	–	–	–	–	–	92,392	316,158	408,550	62,861
LargeCap S&P 500 Index Fund	–	–	–	–	–	–	20,154	18,297	38,451	–
LargeCap Value Fund	–	–	–	–	–	–	111,908	94,041	205,949	–
LargeCap Value Fund III	–	–	–	–	–	–	109,880	589,997	699,877	–
MidCap Blend Fund	–	–	–	–	–	–	–	17,810	17,810	–
MidCap Growth Fund III	806	–	–	–	–	80,083	183,267	164,232	428,388	–
MidCap Value Fund I	–	–	–	–	–	72,203	253,279	133,289	458,771	–
Money Market Fund	–	–	–	–	–	–	3,741	54	3,795	–
Preferred Securities Fund	–	–	3,453	716	675	3,787	129,516	60,965	199,112	61,132
Real Estate Securities Fund	–	–	–	–	–	–	182,052	305,335	487,387	–
Short-Term Bond Fund	–	1,572	2,030	1,226	2,068	1,597	3,548	18,801	30,842	–
Short-Term Income Fund	1,139	684	241	–	431	240	2,743	354	5,832	–
SmallCap Blend Fund	–	–	–	–	–	–	18,178	68,844	87,022	–
SmallCap Growth Fund	–	1,627	–	–	–	–	20,385	87,090	109,102	542
SmallCap Growth Fund II	–	–	–	–	–	–	33,279	96,840	130,119	–
SmallCap Value Fund	–	–	–	–	–	–	62,850	124,445	187,295	–
Tax-Exempt Bond Fund	–	–	–	–	–	1,229	3,675	8,745	13,649	–
Ultra Short Bond Fund	–	–	–	–	–	661	3,000	58,082	61,743	–

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

As of October 31, 2009, Bond & Mortgage Securities Fund, Diversified International Fund, LargeCap Growth Fund, LargeCap Growth Fund I, MidCap Growth Fund III, Short-Term Bond Fund, Short-Term Income Fund, and SmallCap Growth Fund II had $1,281,000, $398,000, $21,343,000, $5,526,000, $937,000, $895,000, $381,000 and $112,000 in expired capital loss carryforwards, respectively. No Funds utilized any capital loss carryforward during the period.

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (2.15%)			PREFERRED STOCKS (continued)
Cable/Satellite TV (0.04%)			Financial Guarantee Insurance (0.00%)
Comcast Corp 7.00%; Series B	35,900$	877	Financial Security Assurance Holdings Ltd
			6.25%	5,200 $	74
Commercial Banks (0.14%)
ASBC Capital I	9,000	190	Investment Management & Advisory Services (0.10%)
Barclays Bank PLC 6.63%	43,800	885	Ameriprise Financial Inc	32,300	806
Barclays Bank PLC 7.10%	2,600	56	Deutsche Bank Contingent Capital Trust II	52,300	1,067
Barclays Bank PLC 7.75%	26,296	602	Deutsche Bank Contingent Capital Trust III	8,100	187

BB&T Capital Trust V	35,100	904			2,060

National Bank of Greece SA	11,522	282	Life & Health Insurance (0.07%)

		2,919	Delphi Financial Group Inc 8.00%	21,800	508

Diversified Banking Institutions (0.00%)			Lincoln National Capital VI	2,000	41
HSBC Holdings PLC 6.20%	2,100	45	PLC Capital Trust III	22,600	496
			PLC Capital Trust V	18,500	328

Diversified Financial Services (0.06%)					1,373

Citigroup Capital IX	5,000	84
			Money Center Banks (0.11%)
Citigroup Capital VII	28,600	568	Santander Finance Preferred SA Unipersonal	84,167	2,303
Citigroup Capital X	15,900	269
Citigroup Capital XI	13,200	222	Multi-Line Insurance (0.18%)

		1,143	Aegon NV 6.375%	48,050	798

Electric - Integrated (0.28%)			Allianz SE	82,600	1,957
Alabama Power Co - Series 2007B	54,700	1,369	ING Groep NV 7.20%	35,000	621
Entergy Texas Inc	11,100	301	ING Groep NV 7.38%	11,100	196

FPL Group Capital Inc 7.45%	72,200	1,894			3,572

Georgia Power Co 5.90%	6,100	150	Multimedia (0.05%)
PPL Capital Funding Inc	20,700	508	Viacom Inc	40,000	918
PPL Energy Supply LLC	23,700	608
Xcel Energy Inc 7.60%	27,300	718	Property & Casualty Insurance (0.10%)

		5,548	Arch Capital Group Ltd 7.88%	1,100	26

			Berkley W R Capital Trust	66,100	1,475
Finance - Consumer Loans (0.06%)
			Markel Corp	20,000	519

HSBC Finance Corp 6.88%	51,900	1,219
					2,020

Finance - Investment Banker & Broker (0.13%)			Regional Banks (0.25%)
Credit Suisse Guernsey Ltd	32,700	809	BAC Capital Trust IV	4,300	75
JP Morgan Chase Capital XI	19,800	430	BAC Capital Trust VIII	74,900	1,349
JP Morgan Chase Capital XII	6,400	148	National City Capital Trust III	7,800	162
JP Morgan Chase Capital XIV	22,400	510	PNC Capital Trust C	12,300	301
Morgan Stanley Capital Trust IV	22,300	461	PNC Capital Trust D	36,500	786
Morgan Stanley Capital Trust V	6,300	123	SunTrust Capital IX	19,100	425
Morgan Stanley Capital Trust VI	3,600	79	USB Capital VI	12,200	256

		2,560	USB Capital VII	17,000	357

Finance - Other Services (0.03%)			USB Capital XI	2,400	54
National Rural Utilities Cooperative Finance			USB Capital XII	6,300	140
Corp 6.10%	6,300	152	Wachovia Capital Trust IX	11,700	249
National Rural Utilities Cooperative Finance			Wachovia Corp 7.25%	1,400	28
Corp 6.75%	4,500	113	Wells Fargo Capital VII	31,000	631
RBS Capital Funding Trust VII	23,700	238	Wells Fargo Capital XI	12,300	265

		503			5,078

See accompanying notes

170

Schedule of Investments Bond & Mortgage Securities Fund

October 31, 2009

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

PREFERRED STOCKS (continued)			BONDS (64.63%)
Reinsurance (0.09%)			Aerospace & Defense (0.21%)
Everest Re Capital Trust II	41,500 $	832	Boeing Co/The
PartnerRe Ltd 6.50%	10,000	215	3.50%, 2/15/2015	$ 1,100 $	1,124
PartnerRe Ltd 6.75%	3,400	75	Meccanica Holdings USA
RenaissanceRe Holdings Ltd - Series B	2,100	49	6.25%, 1/15/2040 (b)	650	651
RenaissanceRe Holdings Ltd - Series C	12,700	238	Northrop Grumman Corp
			3.70%, 8/ 1/2014	2,375	2,413

RenaissanceRe Holdings Ltd - Series D	24,400	503

					4,188

		1,912

			Aerospace & Defense Equipment (0.07%)
REITS - Diversified (0.12%)
			GenCorp Inc
Duke Realty Corp 6.60%	48,400	871	9.50%, 8/15/2013	1,735	1,397
Duke Realty Corp 8.38%	9,237	216
PS Business Parks Inc - Series H	20,000	421	Airlines (0.22%)
PS Business Parks Inc - Series I	1,400	29	American Airlines Pass Through Trust 2001-02
Vornado Realty LP (a)	34,491	830	7.86%, 10/ 1/2011	835	832
Vornado Realty Trust - Series F	5,500	115	American Airlines Pass Through Trust 2009-1A

		2,482	10.38%, 7/ 2/2019	940	997

			Continental Airlines Inc
REITS - Office Property (0.03%)			5.98%, 4/19/2022 (c)	235	228
HRPT Properties Trust - Series B	25,000	576	Delta Air Lines Inc
			7.11%, 9/18/2011	1,000	982
REITS - Shopping Centers (0.13%)			6.72%, 1/ 2/2023	884	769
Kimco Realty Corp 7.75%	39,799	927
			United Air Lines Inc
Regency Centers Corp 7.45%	19,900	442	10.40%, 5/ 1/2018	545	556

Weingarten Realty Investors 6.50%	64,000	1,203			4,364

Weingarten Realty Investors 8.10% (a)	2,100	44

			Apparel Manufacturers (0.03%)
		2,616

			Rafaella Apparel Group Inc
REITS - Single Tenant (0.02%)			11.25%, 6/15/2011	2,105	700
Realty Income Corp - Series D	20,700	473
			Asset Backed Securities (3.39%)
REITS - Storage (0.01%)			Ameriquest Mortgage Securities Inc
Public Storage Inc 6.45%; Series F	300	7	0.54%, 3/25/2035 (d)	242	220
Public Storage Inc 6.63%; Series M	8,500	182	0.47%, 7/25/2035 (d)	34	33

		189	Carrington Mortgage Loan Trust

			0.52%, 12/25/2035 (d)	6,172	5,374
Special Purpose Entity (0.10%)			Chase Funding Mortgage Loan Asset-Backed
Corporate-Backed Trust Certificates 6.00%	9,900	208	Certificates
Corporate-Backed Trust Certificates 6.30%	3,900	83	0.84%, 7/25/2033 (d)	2,378	1,979
CORTS Trust for Bellsouth Capital Funding	2,100	52	0.99%, 9/25/2033 (d)	664	132
CORTS Trust for First Union Institutional			0.70%, 12/25/2033 (d)	44	37
Capital I	17,800	444	CNH Equipment Trust
PreferredPlus TR-CCR1 6.00%; Series GSC3	24,000	485	4.12%, 5/15/2012	7,301	7,398
SATURNS 2003-06 6.00%; Series GS	2,000	43	Countrywide Asset-Backed Certificates
SATURNS 2003-11 5.63%; Series GS	2,000	40	1.31%, 1/25/2034 (d)	28	13
SATURNS 2003-13 6.25%; Series CSFB	2,500	58	0.76%, 6/25/2035 (d)	2,800	1,986
SATURNS 2004-04 6.00%; Series GS	1,200	25	0.90%, 12/25/2035 (d)	2,600	577
SATURNS 2004-06 6.00%; Series GS	22,900	479	0.53%, 2/25/2036 (d)	3,923	3,590

		1,917	0.40%, 2/25/2037 (d)	7,775	4,707

			0.41%, 6/25/2037 (d)	4,032	1,343
Television (0.05%)
			0.37%, 11/25/2037 (d)	5,320	3,338
CBS Corp 6.75%	43,500	904

			Countrywide Home Equity Loan Trust
TOTAL PREFERRED STOCKS	$ 43,281		0.47%, 12/15/2035 (d)	980	301

			0.44%, 5/15/2036 (d)	3,275	575

See accompanying notes

171

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Asset Backed Securities (continued)			Automobile Sequential (continued)
First Franklin Mortgage Loan Asset Backed			Capital Auto Receivables Asset Trust
Certificates			(continued)
0.62%, 10/25/2034 (d)	$ 28 $	27	4.68%, 10/15/2012 (d)	$ 6,740 $	7,005
First-Citizens Home Equity Loan LLC			Capital One Auto Finance Trust
0.46%, 9/15/2022 (b)(d)	987	519	0.29%, 10/15/2012 (d)	1,835	1,819
GMAC Mortgage Corp Loan Trust			Daimler Chrysler Auto Trust
0.42%, 8/25/2035 (d)	1,595	445	4.71%, 9/10/2012	3,130	3,230
0.45%, 11/25/2036 (d)	10,896	4,280	Ford Credit Auto Owner Trust
Great America Leasing Receivables			5.30%, 6/15/2012	3,095	3,258
5.39%, 9/15/2011 (b)	1,060	1,082	5.60%, 10/15/2012	1,315	1,397
Indymac Residential Asset Backed Trust			5.69%, 11/15/2012 (d)	905	963
0.43%, 4/25/2037 (d)	2,000	950	Hyundai Auto Receivables Trust
JP Morgan Mortgage Acquisition Corp			0.65%, 1/17/2012 (d)	943	944
0.41%, 4/25/2036 (d)	4,415	2,882	Merrill Auto Trust Securitization
5.45%, 11/25/2036	6,230	5,354	1.40%, 12/15/2010 (d)	1,143	1,145
0.32%, 12/25/2036 (d)	650	476	Volkswagen Auto Loan Enhanced Trust
0.32%, 3/25/2037 (d)	1,613	1,480	4.50%, 7/20/2012	2,330	2,402
0.39%, 3/25/2037 (d)	3,820	1,806	WFS Financial Owner Trust
0.40%, 5/25/2037 (d)	7,850	2,937	4.50%, 5/17/2013	1,307	1,310

Lehman XS Trust					27,535

1.76%, 11/25/2035 (d)	2,769	1,600	Beverages - Non-Alcoholic (0.15%)
Long Beach Mortgage Loan Trust			Dr Pepper Snapple Group Inc
0.77%, 6/25/2034 (d)(e)	450	308	6.82%, 5/ 1/2018	2,704	3,089
0.74%, 2/25/2035 (d)	2,705	2,289
0.39%, 7/25/2036 (d)	6,660	2,281	Beverages - Wine & Spirits (0.07%)
Marriott Vacation Club Owner Trust			Constellation Brands Inc
5.52%, 5/20/2029 (b)(d)	1,146	1,039	8.38%, 12/15/2014	895	944
Merrill Lynch Mortgage Investors Inc			7.25%, 9/ 1/2016	505	506

0.47%, 7/25/2036 (d)	188	120			1,450

MSDWCC Heloc Trust
			Brewery (1.35%)
0.43%, 7/25/2017 (d)	597	275
			Anheuser-Busch Cos Inc
Ownit Mortgage Loan Asset Backed Certificates
			6.45%, 9/ 1/2037	3,360	3,540
0.54%, 8/25/2036 (d)	264	244
			Anheuser-Busch InBev Worldwide Inc
Popular ABS Mortgage Pass-Through Trust
			5.38%, 11/15/2014 (b)	9,785	10,404
0.51%, 5/25/2035 (d)	1,461	842
			4.13%, 1/15/2015 (b)	2,200	2,218
Residential Asset Mortgage Products Inc
0.51%, 7/25/2035 (d)	680	586	6.88%, 11/15/2019 (b)	9,940	11,072

SACO I Inc					27,234

0.38%, 9/25/2036 (d)	970	102	Broadcasting Services & Programming (0.07%)
Saxon Asset Securities Trust			Discovery Communications LLC
0.76%, 3/25/2035 (d)	2,150	1,623	5.63%, 8/15/2019	1,370	1,409
Swift Master Auto Receivables Trust
0.34%, 6/15/2012 (d)	3,300	3,261	Building & Construction - Miscellaneous (0.04%)

		68,411	Dycom Investments Inc

			8.13%, 10/15/2015	830	764
Auto/Truck Parts & Equipment - Original (0.03%)
Stanadyne Corp
			Building Products - Cement & Aggregate (0.24%)
10.00%, 8/15/2014	700	602
			Martin Marietta Materials Inc
			0.43%, 4/30/2010 (d)	4,520	4,491
Automobile Sequential (1.37%)
			US Concrete Inc
AmeriCredit Automobile Receivables Trust
			8.38%, 4/ 1/2014	500	351

0.26%, 4/ 6/2012 (d)	627	625
					4,842

Capital Auto Receivables Asset Trust
5.52%, 3/15/2011 (d)	3,445	3,437

See accompanying notes

172

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Building Products - Wood (0.07%)			Cellular Telecommunications (continued)
Masco Corp			America Movil SAB de CV (continued)
0.60%, 3/12/2010 (d)	$ 1,335 $	1,320	5.00%, 10/16/2019 (b)	$ 665 $	650
			Centennial Communications Corp
Cable/Satellite TV (2.22%)			6.04%, 1/ 1/2013 (d)	780	774
Comcast Corp			Cricket Communications Inc
6.30%, 11/15/2017	3,260	3,528	9.38%, 11/ 1/2014	1,785	1,731
6.45%, 3/15/2037	4,810	4,931	Digicel Group Ltd
COX Communications Inc			12.00%, 4/ 1/2014 (b)	405	457
6.75%, 3/15/2011	305	322	9.13%, 1/15/2015 (b)	3,125	3,000
5.45%, 12/15/2014	1,805	1,937	iPCS Inc
6.25%, 6/ 1/2018 (b)	2,075	2,183	2.61%, 5/ 1/2013 (d)	560	490
8.38%, 3/ 1/2039 (b)	3,355	4,022	Nextel Communications Inc
CSC Holdings Inc/United States			7.38%, 8/ 1/2015	3,970	3,518
8.50%, 4/15/2014 (b)	295	312	Rogers Wireless Inc
7.88%, 2/15/2018	675	695	6.38%, 3/ 1/2014	260	288
DirecTV Holdings LLC / DirecTV Financing			VIP Finance Ireland Ltd for OJSC Vimpel
Co Inc			Communications
4.75%, 10/ 1/2014 (b)	2,920	2,979	9.13%, 4/30/2018 (b)	2,740	2,857
7.63%, 5/15/2016	13,780	14,951	Vodafone Group PLC
			0.64%, 6/15/2011 (d)	1,930	1,928
DISH DBS Corp
7.75%, 5/31/2015	2,270	2,321	0.66%, 2/27/2012 (d)	4,000	3,976
Kabel Deutschland GmbH			5.45%, 6/10/2019	1,150	1,206

10.63%, 7/ 1/2014	2,085	2,197			23,043

Rainbow National Services LLC			Chemicals - Diversified (0.31%)
10.38%, 9/ 1/2014 (b)	2,190	2,300
			Dow Chemical Co/The
UPC Holding BV			5.90%, 2/15/2015	910	941
9.88%, 4/15/2018 (b)	2,025	2,141

			8.55%, 5/15/2019	720	822
		44,819

			9.40%, 5/15/2039	900	1,107
Casino Hotels (0.23%)			Nova Chemicals Corp
Harrah's Operating Co Inc			8.63%, 11/ 1/2019 (b)	2,000	2,025
10.00%, 12/15/2018 (b)	359	273	Phibro Animal Health Corp
10.00%, 12/15/2018 (b)	1,331	1,011	10.00%, 8/ 1/2013 (b)	500	500
Harrah's Operating Escrow LLC / Harrah's			Reichhold Industries Inc
Escrow Corp			9.00%, 8/15/2014 (b)	1,100	891

11.25%, 6/ 1/2017 (b)	130	133			6,286

MGM Mirage
8.50%, 9/15/2010	985	978	Chemicals - Specialty (0.12%)
13.00%, 11/15/2013 (b)	1,470	1,668	Eastman Chemical Co
			5.50%, 11/15/2019 (f)	1,050	1,063
10.38%, 5/15/2014 (b)	215	229
			Huntsman International LLC
Turning Stone Resort Casino Enterprise			5.50%, 6/30/2016 (b)	835	722
9.13%, 12/15/2010 (b)	400	396

			NewMarket Corp
		4,688	7.13%, 12/15/2016	750	724

Casino Services (0.12%)					2,509

Choctaw Resort Development Enterprise
			Coal (0.13%)
7.25%, 11/15/2019 (b)	858	551
			Adaro Indonesia PT
Peninsula Gaming LLC			7.63%, 10/22/2019 (b)	300	296
8.38%, 8/15/2015 (b)	820	814
			Arch Coal Inc
10.75%, 8/15/2017 (b)	1,155	1,146	8.75%, 8/ 1/2016 (b)	975	1,000

		2,511	Drummond Co Inc

Cellular Telecommunications (1.14%)			9.00%, 10/15/2014 (b)	1,225	1,237

America Movil SAB de CV					2,533

5.63%, 11/15/2017	2,105	2,168

See accompanying notes

173

Schedule of Investments

Bond & Mortgage Securities Fund

October 31, 2009

	Principal			Principal

	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)

Commercial Banks (0.77%)			Credit Card Asset Backed Securities

ANZ National International Ltd			(continued)
3.25%, 4/ 2/2012 (b)	$ 460 $	474	Cabela's Master Credit Card Trust
			4.31%, 12/16/2013 (b)	$ 3,600 $	3,653
Banco do Brasil SA
8.50%, 12/31/2020 (b)	2,350	2,418	Discover Card Master Trust
			5.65%, 3/16/2020	2,525	2,766
Halyk Savings Bank of Kazakhstan JSC
7.25%, 5/ 3/2017 (b)	640	534	GE Capital Credit Card Master Note Trust
			0.43%, 3/15/2015 (d)	3,160	2,857

7.25%, 5/ 3/2017	100	83
					12,267

KeyBank NA

0.63%, 11/ 3/2009 (d)	2,000	2,000	Cruise Lines (0.07%)

M&I Marshall & Ilsley Bank			Royal Caribbean Cruises Ltd
0.60%, 12/ 4/2012 (d)	5,500	4,072	6.88%, 12/ 1/2013	1,400	1,326
Nordea Bank Sweden AB
8.95%, 11/29/2049 (b)	3,160	3,160	Data Processing & Management (0.08%)

Rabobank Nederland NV			First Data Corp
11.00%, 12/29/2049 (b)(d)	1,560	1,958	9.88%, 9/24/2015	235	217

VTB Capital SA			10.55%, 9/24/2015	1,676	1,500

6.88%, 5/29/2018 (b)	400	396			1,717

Wachovia Bank NA
7.80%, 8/18/2010	385	404	Diversified Banking Institutions (5.14%)

		15,499	Bank of America Corp

			5.38%, 9/11/2012	2,000	2,127

Computer Services (0.09%)			6.00%, 9/ 1/2017	10,840	11,067

Sungard Data Systems Inc			5.65%, 5/ 1/2018	1,780	1,799

10.25%, 8/15/2015	1,790	1,846	Citigroup Inc
			5.63%, 8/27/2012	5,150	5,336
Computers - Memory Devices (0.10%)
			GMAC Inc
Seagate Technology HDD Holdings			7.75%, 1/19/2010 (b)	990	990
6.80%, 10/ 1/2016	1,370	1,342
			6.88%, 9/15/2011 (b)	886	851
Seagate Technology International/Cayman
			6.00%, 12/15/2011 (b)	1,149	1,077
Islands
10.00%, 5/ 1/2014 (b)	690	766	6.63%, 5/15/2012 (b)	588	554

		2,108	Goldman Sachs Group Inc/The

			0.69%, 8/ 5/2011 (d)	3,500	3,488

Consumer Products - Miscellaneous (0.07%)			0.65%, 2/ 6/2012 (d)	2,000	1,978
Blyth Inc
			6.45%, 5/ 1/2036	880	891
5.50%, 11/ 1/2013	1,150	894
			6.75%, 10/ 1/2037	3,215	3,386
Yankee Acquisition Corp/MA
9.75%, 2/15/2017	573	540	JP Morgan Chase & Co

			4.65%, 6/ 1/2014	8,990	9,483
		1,434

			3.70%, 1/20/2015	8,330	8,369

Containers - Metal & Glass (0.01%)			5.25%, 5/ 1/2015	3,840	4,094

Impress Holdings BV			6.13%, 6/27/2017	7,000	7,536
3.41%, 9/15/2013 (b)(d)	250	238
			Morgan Stanley
			0.56%, 1/15/2010 (d)	3,925	3,927
Containers - Paper & Plastic (0.06%)
			5.63%, 9/23/2019	16,140	16,242
Plastipak Holdings Inc
			Royal Bank of Scotland Group PLC
8.50%, 12/15/2015 (b)	750	750
			5.00%, 10/ 1/2014	220	200
10.63%, 8/15/2019 (b)	310	339
			5.05%, 1/ 8/2015	1,215	1,069
Pregis Corp
			4.70%, 7/ 3/2018	218	162
12.38%, 10/15/2013	65	63

			6.40%, 10/21/2019	18,700	19,069

		1,152

					103,695

Credit Card Asset Backed Securities (0.61%)

BA Credit Card Trust			Diversified Financial Services (0.85%)
0.95%, 12/15/2014 (d)	3,000	2,991	General Electric Capital Corp
			3.50%, 8/13/2012	5,600	5,755

See accompanying notes

174

     Schedule of Investments Bond & Mortgage Securities Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Diversified Financial Services (continued)			Electric - Generation (continued)
General Electric Capital Corp (continued)			Tenaska Oklahoma
6.00%, 8/ 7/2019	$ 7,250 $	7,620	6.53%, 12/30/2014 (b)	$ 310 $	281

6.38%, 11/15/2067 (d)	1,045	907			10,309

TNK-BP Finance SA
			Electric - Integrated (1.64%)
6.63%, 3/20/2017 (b)	1,540	1,469
			Baltimore Gas & Electric Co
7.88%, 3/13/2018 (b)	1,320	1,337	5.90%, 10/ 1/2016	1,230	1,306

		17,088	Duke Energy Carolinas LLC

Diversified Manufacturing Operations (0.48%)			6.10%, 6/ 1/2037	180	197
Textron Inc			Enel Finance International SA
6.20%, 3/15/2015	1,920	1,958	3.88%, 10/ 7/2014 (b)	2,465	2,493
Tyco International Finance SA			5.13%, 10/ 7/2019 (b)	2,000	2,038
4.13%, 10/15/2014	2,750	2,810	Exelon Generation Co LLC
8.50%, 1/15/2019	1,735	2,116	5.20%, 10/ 1/2019	2,000	2,040
Tyco International Ltd / Tyco International			6.25%, 10/ 1/2039	2,220	2,317
Finance SA			Jersey Central Power & Light Co
6.88%, 1/15/2021	2,460	2,812	7.35%, 2/ 1/2019	2,825	3,290

		9,696	6.15%, 6/ 1/2037	1,025	1,091

Diversified Minerals (0.90%)			Mirant Americas Generation LLC
			8.30%, 5/ 1/2011	1,360	1,384
Rio Tinto Finance USA Ltd
8.95%, 5/ 1/2014	2,685	3,173	8.50%, 10/ 1/2021	885	788
6.50%, 7/15/2018	3,770	4,111	Mirant Mid Atlantic Pass Through Trust C
			10.06%, 12/30/2028	2,762	2,847
9.00%, 5/ 1/2019	540	672
			Nisource Finance Corp
Teck Resources Ltd
			5.25%, 9/15/2017	770	740
9.75%, 5/15/2014	3,485	3,912
			6.40%, 3/15/2018	4,900	5,051
10.25%, 5/15/2016	4,070	4,691
			6.80%, 1/15/2019	1,540	1,626
10.75%, 5/15/2019	1,245	1,450
			Ohio Power Co
Vale Overseas Ltd
			0.46%, 4/ 5/2010 (d)	2,870	2,868
5.63%, 9/15/2019	225	225

			PacifiCorp
		18,234

			5.65%, 7/15/2018	1,100	1,203
Diversified Operations (0.24%)			6.25%, 10/15/2037	225	255
Hutchison Whampoa International 09/16 Ltd			Texas Competitive Electric Holdings Co LLC
4.63%, 9/11/2015 (b)	4,800	4,828	10.25%, 11/ 1/2015 (d)	2,320	1,647

					33,181

Diversified Operations & Commercial Services (0.01%)
Aramark Corp			Electronic Components - Miscellaneous (0.12%)
8.50%, 2/ 1/2015	220	222	NXP BV / NXP Funding LLC
			3.03%, 10/15/2013 (d)	1,575	1,189
Electric - Generation (0.51%)			9.50%, 10/15/2015	1,760	1,320

AES Corp/The					2,509

9.75%, 4/15/2016 (b)	1,610	1,755
			Electronic Components - Semiconductors (0.08%)
CE Generation LLC
			National Semiconductor Corp
7.42%, 12/15/2018	867	845
			0.55%, 6/15/2010 (d)	1,725	1,698
Elwood Energy LLC
8.16%, 7/ 5/2026	2,081	1,852
			Electronics - Military (0.29%)
Indiantown Cogeneration LP			L-3 Communications Corp
9.26%, 12/15/2010	2,368	2,392	7.63%, 6/15/2012	2,540	2,572
Korea Hydro & Nuclear Power Co Ltd			5.20%, 10/15/2019 (b)	3,260	3,292

6.25%, 6/17/2014 (b)	385	412
					5,864

Reliant Energy Mid-Atlantic Power Holdings
LLC
9.24%, 7/ 2/2017	2,591	2,772

See accompanying notes

175

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Energy - Alternate Sources (0.04%)			Finance - Mortgage Loan/Banker (continued)
Headwaters Inc			Fannie Mae
11.38%, 11/ 1/2014 (b)	$ 815 $	817	7.25%, 1/15/2010 (g)	$ 250 $	253
			6.00%, 5/15/2011 (g)	75	81
Finance - Commercial (0.28%)			SLM Student Loan Trust
CIT Group Inc			0.83%, 10/25/2017 (d)	3,000	2,997

0.00%, 2/ 1/2010 (a)	415	272			6,189

0.00%, 2/13/2014 (a)	590	382
			Finance - Other Services (0.17%)
Textron Financial Corp
0.52%, 2/25/2011 (d)	5,325	4,945	Icahn Enterprises LP / Icahn Enterprises

			Finance Corp
		5,599	8.13%, 6/ 1/2012	2,400	2,400

Finance - Consumer Loans (0.63%)			7.13%, 2/15/2013	955	938

HSBC Finance Capital Trust IX					3,338

5.91%, 11/30/2035	650	514
			Food - Miscellaneous/Diversified (0.53%)
HSBC Finance Corp
0.72%, 11/16/2009 (d)	3,275	3,275	Del Monte Corp
			7.50%, 10/15/2019 (b)	725	736
4.13%, 11/16/2009	1,750	1,752
			General Mills Inc
5.50%, 1/19/2016	1,000	1,040	0.41%, 1/22/2010 (d)	3,125	3,125
SLM Corp			HJ Heinz Finance Co
0.44%, 7/26/2010 (d)	3,500	3,369	7.13%, 8/ 1/2039 (b)	5,090	5,856
4.50%, 7/26/2010	2,865	2,825	Ralcorp Holdings Inc

		12,775	6.63%, 8/15/2039 (b)	855	878

Finance - Credit Card (0.64%)					10,595

Capital One Bank USA NA			Food - Retail (0.15%)
6.50%, 6/13/2013	1,100	1,173	Delhaize America Inc
Discover Financial Services			9.00%, 4/15/2031	2,380	3,066
6.45%, 6/12/2017	2,060	1,942
10.25%, 7/15/2019	8,300	9,735	Gambling (Non-Hotel) (0.05%)

		12,850	Pinnacle Entertainment Inc

			7.50%, 6/15/2015	1,205	1,084
Finance - Investment Banker & Broker (0.64%)
Credit Suisse USA Inc
			Gold Mining (0.12%)
0.52%, 1/15/2010 (d)	1,500	1,502
			Barrick Australian Finance Pty Ltd
E*Trade Financial Corp			4.95%, 1/15/2020 (b)	1,730	1,722
7.38%, 9/15/2013	1,565	1,401
			5.95%, 10/15/2039 (b)	735	718

12.50%, 11/30/2017	730	810
					2,440

Merrill Lynch & Co Inc
0.69%, 2/ 5/2010 (d)	1,500	1,500	Harbor Transportation Services (0.02%)
0.68%, 11/ 1/2011 (d)	4,650	4,514	DP World Ltd
0.54%, 6/ 5/2012 (d)	2,300	2,203	6.85%, 7/ 2/2037 (b)	370	331
UBS Preferred Funding Trust V
6.24%, 5/29/2049	1,200	947	Home Equity - Other (1.56%)

		12,877	Asset Backed Funding Certificates

			0.48%, 7/25/2035 (d)	88	87
Finance - Leasing Company (0.37%)			Asset Backed Securities Corp Home Equity
Boeing Capital Corp			0.34%, 7/25/2036 (d)	1,447	1,356
3.25%, 10/27/2014	5,530	5,563	Bear Stearns Asset Backed Securities Trust
International Lease Finance Corp			0.84%, 3/25/2034 (d)	1,098	712
0.68%, 1/15/2010 (d)	2,000	1,965	0.40%, 8/25/2036 (d)	7,145	2,649

		7,528	0.43%, 5/25/2037 (d)	3,200	1,549

Finance - Mortgage Loan/Banker (0.31%)			CDC Mortgage Capital Trust
Countrywide Financial Corp			1.10%, 6/25/2034 (d)	549	346
6.25%, 5/15/2016	2,820	2,858

See accompanying notes

176

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Home Equity - Other (continued)			Independent Power Producer (continued)
Countrywide Asset-Backed Certificates			NRG Energy Inc (continued)
6.09%, 6/25/2021 (d)	$ 3,561 $	1,471	7.38%, 1/15/2017	$ 955 $	946

First NLC Trust					3,571

0.57%, 5/25/2035 (d)	491	226
			Industrial Gases (0.17%)
0.54%, 9/25/2035 (d)	1,670	1,630
			Air Products & Chemicals Inc
GMAC Mortgage Corp Loan Trust			4.38%, 8/21/2019	1,675	1,706
5.75%, 10/25/2036	3,157	2,323
			Praxair Inc
5.81%, 10/25/2036	1,825	867	4.50%, 8/15/2019	1,635	1,686

6.05%, 12/25/2037 (d)	3,820	2,200			3,392

GSAA Trust
0.38%, 4/25/2047 (d)(e)	8,765	1,897	Investment Companies (0.11%)
HSI Asset Securitization Corp Trust			Xstrata Finance Dubai Ltd
0.38%, 1/25/2037 (d)	6,548	2,375	0.80%, 11/13/2009 (b)(d)	2,150	2,148
Indymac Residential Asset Backed Trust
0.48%, 8/25/2035 (d)	161	156	Investment Management & Advisory Services (0.05%)
JP Morgan Mortgage Acquisition Corp			Ameriprise Financial Inc
0.39%, 8/25/2036 (d)	1,850	1,271	5.35%, 11/15/2010	2	2
Morgan Stanley ABS Capital I			Janus Capital Group Inc
1.11%, 12/25/2034 (d)	406	48	6.95%, 6/15/2017 (d)	1,040	989

New Century Home Equity Loan Trust					991

0.53%, 3/25/2035 (d)(e)	85	72	Life & Health Insurance (0.44%)
Option One Mortgage Loan Trust			Lincoln National Corp
1.29%, 5/25/2034 (d)	907	695	5.65%, 8/27/2012	865	900
1.24%, 2/25/2035 (d)(e)	167	30	7.00%, 5/17/2066 (d)	3,350	2,747
0.69%, 3/25/2037 (d)(e)	4,325	68	Pacific Life Global Funding
Residential Asset Securities Corp			0.52%, 6/22/2011 (b)(d)	2,500	2,330
0.39%, 9/25/2036 (d)	7,900	4,735	StanCorp Financial Group Inc
Saxon Asset Securities Trust			6.88%, 10/ 1/2012	1,065	1,128
1.94%, 3/25/2035 (d)	440	126	Sun Life Financial Global Funding LP
Specialty Underwriting & Residential Finance			0.53%, 7/ 6/2010 (b)(d)	1,750	1,730

1.01%, 2/25/2035 (d)	561	457			8,835

0.47%, 3/25/2036 (d)	37	36
			Machinery - General Industry (0.08%)
WAMU Asset-Backed Certificates
0.41%, 5/25/2037 (d)	4,000	1,670	Roper Industries Inc
			6.25%, 9/ 1/2019	1,485	1,558
0.41%, 7/25/2047 (d)	6,850	2,238

Wells Fargo Home Equity Trust			Marine Services (0.01%)
0.74%, 4/25/2034 (d)	407	212

			Trico Shipping AS
		31,502	11.88%, 11/ 1/2014 (b)	295	302

Home Equity - Sequential (0.13%)
Countrywide Asset-Backed Certificates			Medical - Biomedical/Gene (0.06%)
5.39%, 4/25/2036	2,986	1,249	Bio-Rad Laboratories Inc
5.51%, 8/25/2036	2,684	1,379	8.00%, 9/15/2016 (b)	415	428
Residential Asset Securities Corp			Talecris Biotherapeutics Holdings Corp
4.70%, 10/25/2031	51	50	7.75%, 11/15/2016 (b)	740	749

		2,678			1,177

Hotels & Motels (0.10%)			Medical - Drugs (0.55%)
Wyndham Worldwide Corp			Axcan Intermediate Holdings Inc
9.88%, 5/ 1/2014	1,840	2,025	9.25%, 3/ 1/2015	2,000	2,130
			Elan Finance PLC/Elan Finance Corp
Independent Power Producer (0.18%)			4.49%, 12/ 1/2013 (d)	1,420	1,207
NRG Energy Inc
7.25%, 2/ 1/2014	2,645	2,625
See accompanying notes

177

     Schedule of Investments Bond & Mortgage Securities Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Medical - Drugs (continued)			Mortgage Backed Securities (continued)
Schering-Plough Corp			Adjustable Rate Mortgage Trust
5.55%, 12/ 1/2013 (d)	$ 7,010 $	7,708	0.81%, 2/25/2035 (d)	$ 300 $	171

		11,045	0.52%, 6/25/2035 (d)	862	723

			4.98%, 11/25/2035 (d)	1,600	1,441
Medical - Generic Drugs (0.18%)
Watson Pharmaceuticals Inc			0.51%, 8/25/2036 (d)(e)	5,044	800
5.00%, 8/15/2014	1,980	2,032	Banc of America Commercial Mortgage Inc
6.13%, 8/15/2019	1,490	1,540	0.23%, 7/10/2042	228,427	1,500

		3,572	0.19%, 7/10/2043 (b)(d)	156,844	1,549

			4.97%, 7/10/2043	1,390	610
Medical - Hospitals (0.43%)			5.33%, 9/10/2045	4,775	4,870
Community Health Systems Inc
			5.68%, 7/10/2046 (d)	2,750	2,292
8.88%, 7/15/2015	1,210	1,246
			5.45%, 1/15/2049	3,370	3,121
HCA Inc
9.63%, 11/15/2016	2,250	2,388	5.67%, 1/15/2049 (b)(d)	1,335	142
9.88%, 2/15/2017 (b)	200	215	5.63%, 4/10/2049	4,535	4,578
HCA Inc/DE			5.69%, 4/10/2049 (d)	11,120	9,802
9.25%, 11/15/2016	500	522	5.66%, 6/10/2049 (d)	7,350	6,168
8.50%, 4/15/2019 (b)	810	859	5.66%, 6/10/2049 (d)	800	542
IASIS Healthcare LLC / IASIS Capital Corp			5.49%, 2/10/2051	4,560	4,031
8.75%, 6/15/2014	2,000	2,050	5.74%, 2/10/2051 (d)	3,800	3,532
Tenet Healthcare Corp			6.17%, 2/10/2051 (d)	3,285	3,059
9.25%, 2/ 1/2015 (d)	1,300	1,349	Banc of America Funding Corp

		8,629	0.33%, 7/20/2036 (d)	580	523

			0.52%, 7/20/2036 (d)	6,227	1,291
Medical - Outpatient & Home Medical Care (0.14%)
Select Medical Corp			BCRR Trust
7.63%, 2/ 1/2015	2,920	2,752	6.50%, 7/17/2017 (b)(c)	3,000	2,773
			5.86%, 12/15/2043 (b)	1,975	1,232
Medical - Wholesale Drug Distribution (0.12%)			Bear Stearns Adjustable Rate Mortgage Trust
AmerisourceBergen Corp			3.87%, 8/25/2035 (d)	1,366	971
5.63%, 9/15/2012	2,175	2,334	Bear Stearns Alt-A Trust
			0.52%, 7/25/2035 (d)	327	92
Medical Instruments (0.14%)			0.40%, 11/25/2036 (d)	839	407
St Jude Medical Inc			Bear Stearns Asset Backed Securities Trust
3.75%, 7/15/2014	2,840	2,893	0.47%, 4/25/2036 (d)	2,459	1,073
			Bear Stearns Mortgage Funding Trust
Medical Laboratory & Testing Service (0.08%)			0.45%, 7/25/2036 (d)	7,520	3,674
Roche Holdings Inc			Bella Vista Mortgage Trust
6.00%, 3/ 1/2019 (b)	1,430	1,595	0.50%, 5/20/2045 (d)(e)	738	340
			Chase Mortgage Finance Corp
Medical Products (0.23%)			5.43%, 3/25/2037 (d)	8,312	5,961
Angiotech Pharmaceuticals Inc			Citigroup / Deutsche Bank Commercial
4.11%, 12/ 1/2013 (d)	3,070	2,548	Mortgage Trust
Hospira Inc			0.42%, 10/15/2048 (d)	103,087	1,521
0.76%, 3/30/2010 (d)	2,000	2,000	0.09%, 12/11/2049 (b)(d)	120,431	923

		4,548	0.33%, 12/11/2049 (d)	87,884	1,012

Miscellaneous Manufacturers (0.03%)			Citigroup Commercial Mortgage Trust
Trimas Corp			0.51%, 10/15/2049 (d)	64,677	1,071
9.88%, 6/15/2012	700	651	6.10%, 12/10/2049 (d)	3,750	3,499
			Commercial Mortgage Loan Trust
Mortgage Backed Securities (15.26%)			6.02%, 9/10/2017 (d)	5,260	4,528
ACT Depositor Corp			Commercial Mortgage Pass Through Certificates
0.55%, 9/22/2041 (b)(c)(d)	5,866	587	5.82%, 12/10/2049 (d)	3,500	3,240

See accompanying notes

178

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Countrywide Alternative Loan Trust			GE Capital Commercial Mortgage Corp
0.46%, 5/25/2035 (d)	$ 25 $	14	(continued)
2.07%, 7/20/2035 (d)	928	427	0.59%, 3/10/2040 (b)(d)	$ 14,760 $	119
0.66%, 12/25/2035 (d)(e)	3,776	855	Ginnie Mae
			1.06%, 2/16/2047 (d)	29,071	1,376
0.52%, 6/25/2036 (d)(e)	5,732	845
			GMAC Commercial Mortgage Securities Inc
Countrywide Asset-Backed Certificates
			0.83%, 3/10/2038 (b)(d)	7,252	83
0.52%, 11/25/2035 (d)	449	349
			Greenpoint Mortgage Funding Trust
0.51%, 1/25/2036 (d)(e)	3,364	2,344
			0.51%, 6/25/2045 (d)	570	119
Countrywide Home Loan Mortgage Pass
			0.54%, 6/25/2045 (d)	511	76
Through Trust
0.44%, 4/25/2046 (d)	6,033	2,962	Greenwich Capital Commercial Funding Corp
Credit Suisse First Boston Mortgage Securities			0.32%, 3/10/2039 (b)(d)	67,584	929
Corp			5.44%, 3/10/2039 (d)	2,000	1,785
0.26%, 5/15/2036 (b)(d)	9,870	45	5.51%, 3/10/2039	3,775	2,141
0.34%, 11/15/2037 (b)(d)	21,386	376	GS Mortgage Securities Corp II
7.79%, 9/15/2041 (d)	413	413	5.15%, 10/14/2016 (b)(d)	4,500	4,101
Credit Suisse Mortgage Capital Certificates			0.66%, 11/10/2039 (b)	37,718	926
5.38%, 12/15/2016 (b)	3,250	2,115	5.81%, 8/10/2045 (d)	11,025	9,255
5.83%, 6/15/2038 (d)	2,990	2,634	GSR Mortgage Loan Trust
5.72%, 6/15/2039 (d)	3,600	2,978	0.60%, 12/25/2035 (d)	533	248
0.57%, 9/15/2039 (b)	68,454	1,285	0.50%, 8/25/2046 (d)	4,254	1,202
0.12%, 12/15/2039	20,051	270	Harborview Mortgage Loan Trust
5.42%, 2/15/2040	4,000	2,648	0.48%, 5/19/2047 (d)	6,425	1,275
5.69%, 9/15/2040 (d)	5,300	4,381	Impac CMB Trust
			1.24%, 10/25/2033 (d)	216	128
6.22%, 2/15/2041 (b)(d)	2,800	1,897
			0.55%, 4/25/2035 (d)	430	130
Fannie Mae
1.29%, 10/25/2011 (c)(d)	82,172	1,348	0.67%, 4/25/2035 (d)	342	52
0.54%, 2/25/2018 (d)	506	507	0.49%, 5/25/2037 (d)(e)	3,878	3,108
0.49%, 11/25/2022 (d)	723	719	Impac Secured Assets CMN Owner Trust
			0.40%, 3/25/2037 (d)	4,000	1,714
0.44%, 1/25/2023 (d)	921	914
			Indymac Index Mortgage Loan Trust
0.54%, 2/25/2032 (d)	1,160	1,154
			0.84%, 4/25/2034 (d)	207	146
0.49%, 3/25/2035 (d)	630	623
			0.47%, 4/25/2035 (d)	592	315
6.39%, 3/25/2039 (d)	3,510	3,744
			0.50%, 6/25/2035 (d)	4,919	2,701
6.35%, 4/25/2039 (d)	2,238	2,412
			0.54%, 8/25/2035 (d)	1,000	521
6.50%, 2/25/2047	1,794	1,941
			0.42%, 2/25/2037 (d)	3,744	1,892
Fannie Mae Whole Loan
			0.48%, 6/25/2037 (d)(e)	6,351	3,319
0.44%, 5/25/2035 (d)(e)	1,498	1,472
			JP Morgan Chase Commercial Mortgage
Fannie Mae-Aces
			Securities Corp
4.29%, 7/25/2019 (c)	2,500	2,525	5.11%, 9/12/2037 (d)	300	165
First Union National Bank Commercial			5.46%, 6/12/2041 (d)	3,205	2,092
Mortgage Securities Inc
6.14%, 2/12/2034	150	158	5.87%, 4/15/2045 (d)	1,500	1,467
Freddie Mac			5.40%, 5/15/2045 (d)	3,085	2,863
0.55%, 6/15/2018 (d)	726	721	5.44%, 5/15/2045 (d)	2,725	2,264
0.70%, 6/15/2023 (d)	1,117	1,100	5.62%, 5/15/2045 (d)	1,350	306
0.65%, 7/15/2023 (d)	6,976	6,889	5.30%, 5/15/2047 (d)(e)	3,255	3,093
0.60%, 2/15/2030 (d)	563	560	5.31%, 1/15/2049	250	244
0.60%, 5/15/2030 (d)	489	486	6.10%, 2/12/2051 (d)	2,040	1,073
5.50%, 9/15/2031 (d)	5,025	5,271	6.20%, 2/12/2051 (b)(d)	2,250	695
GE Capital Commercial Mortgage Corp			0.59%, 2/15/2051 (d)	112,862	1,828
0.21%, 5/10/2014	16,866	117	JP Morgan Mortgage Trust
5.61%, 4/10/2017 (d)	7,360	4,555	5.80%, 6/25/2036 (d)	1,825	1,158

See accompanying notes

179

     Schedule of Investments Bond & Mortgage Securities Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust (continued)			Structured Adjustable Rate Mortgage Loan Trust
5.97%, 6/25/2036 (d)	$ 771 $	671	0.94%, 8/25/2034 (d)(e)	$ 2,686 $	83
5.92%, 8/25/2036 (d)	3,810	2,429	0.43%, 7/25/2037 (d)	6,272	2,968
5.54%, 10/25/2036 (d)	4,932	2,637	Structured Asset Mortgage Investments Inc
5.63%, 4/25/2037 (d)	2,900	2,234	0.54%, 5/25/2045 (d)	622	171
5.63%, 4/25/2037 (d)	2,895	2,155	0.55%, 9/25/2045 (d)	754	424
LB Commercial Conduit Mortgage Trust			Structured Asset Securities Corp
5.95%, 7/15/2044 (d)	5,530	4,539	5.50%, 6/25/2036 (d)	5,000	1,182
LB-UBS Commercial Mortgage Trust			Wachovia Bank Commercial Mortgage Trust
5.42%, 1/15/2017	750	634	0.32%, 10/15/2041 (b)(d)	31,947	351
6.37%, 12/15/2028	400	420	5.25%, 12/15/2043	3,550	3,489
5.45%, 9/15/2039	870	538	5.60%, 12/15/2043	1,960	198
0.51%, 2/15/2040 (d)	14,807	296	5.69%, 3/15/2045 (d)	1,569	291
5.56%, 2/15/2040 (d)	3,115	1,470	6.01%, 6/15/2045	5,600	5,611
0.30%, 7/15/2040 (b)	70,856	1,334	5.80%, 7/15/2045	5,000	4,103
6.24%, 7/17/2040 (d)	1,540	517	5.82%, 5/15/2046 (d)	2,255	1,577
6.15%, 4/15/2041 (d)	2,300	1,280	5.90%, 2/15/2051 (d)	825	723
6.15%, 4/15/2041 (d)	2,250	2,215	WAMU Commercial Mortgage Securities Trust
Luminent Mortgage Trust			3.83%, 1/25/2035 (b)	602	601
0.43%, 5/25/2046 (d)	2,278	923	WaMu Mortgage Pass Through Certificates
Merrill Lynch / Countrywide Commercial			0.88%, 12/25/2027 (d)	4,324	3,249
Mortgage Trust			4.68%, 5/25/2035 (d)	945	878
5.70%, 9/12/2049	750	627	5.67%, 6/25/2037 (d)	1,987	1,419
0.62%, 12/12/2049 (d)	120,617	2,550	0.55%, 1/25/2045 (d)	431	311
Merrill Lynch Mortgage Investors Inc			0.61%, 1/25/2045 (d)	813	383
0.59%, 8/25/2036 (d)	308	178	0.64%, 1/25/2045 (d)	7,144	4,377
Merrill Lynch Mortgage Trust			0.77%, 1/25/2045 (d)	1,908	200
5.78%, 8/12/2016	4,000	3,191
			0.47%, 4/25/2045 (d)	334	243
Merrill Lynch/Countrywide Commercial
			0.51%, 4/25/2045 (d)	334	178
Mortgage Trust
0.54%, 8/12/2048 (d)	40,571	1,023	0.53%, 7/25/2045 (d)	750	533
5.11%, 12/12/2049 (d)	4,085	4,085	0.49%, 11/25/2045 (d)	607	526
5.39%, 12/12/2049 (b)(d)	1,700	366	0.62%, 11/25/2045 (d)(e)	2,717	2,327
Morgan Stanley Capital I			0.46%, 8/25/2046 (d)(e)	2,111	969
0.49%, 6/12/2012 (d)	5,000	4,403	Washington Mutual Alternative Mortgage
5.36%, 3/15/2044 (d)	9,175	8,117	Pass-Through Certificates
			0.42%, 1/25/2047 (d)	4,927	653
0.62%, 8/25/2046 (b)(d)	5,500	54
			Wells Fargo Mortgage Backed Securities Trust
5.63%, 4/12/2049 (d)	825	720
			4.11%, 10/25/2035 (d)	1,211	1,048

Morgan Stanley Dean Witter Capital I
					307,888

6.54%, 2/15/2031	5	5
Morgan Stanley Reremic Trust			Motion Pictures & Services (0.04%)
5.81%, 8/12/2045 (b)(d)	7,675	6,937	Lions Gate Entertainment Inc
Nomura Asset Acceptance Corp			10.25%, 11/ 1/2016 (b)	730	715
0.59%, 2/25/2035 (d)	132	101
RBSCF Trust			Multi-Line Insurance (0.52%)
5.81%, 5/17/2014 (b)(c)	3,030	2,866	CNA Financial Corp
5.81%, 7/17/2014 (b)(c)	900	658	6.00%, 8/15/2011	1,875	1,917
Residential Accredit Loans Inc			Genworth Financial Inc
0.43%, 7/25/2037 (d)(e)	8,429	4,489	6.15%, 11/15/2066 (d)	2,650	1,776
Sequoia Mortgage Trust			ING Groep NV
1.28%, 2/20/2034 (d)	2,303	1,548	5.78%, 12/29/2049	1,565	1,142

See accompanying notes

180

     Schedule of Investments Bond & Mortgage Securities Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Multi-Line Insurance (continued)			Oil Company - Exploration & Production
Metropolitan Life Global Funding I			(continued)
0.48%, 5/17/2010 (b)(d)	$ 5,750 $	5,739	KazMunaiGaz Finance Sub BV

			9.13%, 7/ 2/2018 (b)	$ 1,120 $	1,232
		10,574

			KCS Energy Inc
Multimedia (0.18%)			7.13%, 4/ 1/2012	600	597
News America Inc			Linn Energy LLC
7.85%, 3/ 1/2039	380	445	11.75%, 5/15/2017 (b)	425	472
Time Warner Inc			9.88%, 7/ 1/2018	1,765	1,800
0.68%, 11/13/2009 (d)	3,200	3,200	Nexen Inc

		3,645	6.40%, 5/15/2037	2,450	2,423

Music (0.19%)			OPTI Canada Inc
WMG Acquisition Corp			7.88%, 12/15/2014	1,880	1,466
7.38%, 4/15/2014	1,200	1,140	Petrohawk Energy Corp
			9.13%, 7/15/2013	1,530	1,584
9.50%, 6/15/2016 (b)	1,255	1,340
WMG Holdings Corp			10.50%, 8/ 1/2014	415	452
0.00%, 12/15/2014 (d)	1,390	1,376	Petroleum Development Corp

			12.00%, 2/15/2018	1,880	1,875
		3,856

			Plains Exploration & Production Co
Mutual Insurance (0.15%)			7.75%, 6/15/2015	915	904
Liberty Mutual Group Inc			10.00%, 3/ 1/2016	2,015	2,156
10.75%, 6/15/2058 (b)(d)	2,940	3,087	Quicksilver Resources Inc
			11.75%, 1/ 1/2016	1,352	1,501
Non-Hazardous Waste Disposal (0.49%)
			Swift Energy Co
Allied Waste North America Inc			7.63%, 7/15/2011	565	568
6.13%, 2/15/2014	6,880	7,055
			7.13%, 6/ 1/2017	1,090	992
Republic Services Inc
			Venoco Inc
5.50%, 9/15/2019 (b)	2,020	2,083
			11.50%, 10/ 1/2017 (b)	725	720

Waste Management Inc
					27,358

5.00%, 3/15/2014	10	10
WCA Waste Corp			Oil Company - Integrated (0.49%)
9.25%, 6/15/2014 (e)	825	817	Cenovus Energy Inc

		9,965	4.50%, 9/15/2014 (b)	1,915	1,966

			5.70%, 10/15/2019 (b)	1,585	1,647
Office Automation & Equipment (0.21%)
			ConocoPhillips
Xerox Corp
			5.75%, 2/ 1/2019	2,050	2,243
5.50%, 5/15/2012	4,035	4,253
			6.50%, 2/ 1/2039	1,380	1,545
Office Supplies & Forms (0.01%)			ConocoPhillips Holding Co
ACCO Brands Corp			6.95%, 4/15/2029	100	115
10.63%, 3/15/2015 (b)	145	155	Ecopetrol SA
			7.63%, 7/23/2019	135	147
Oil - Field Services (0.03%)			Petrobras International Finance Co
Key Energy Services Inc			6.88%, 1/20/2040	300	300
8.38%, 12/ 1/2014	700	683	Petro-Canada
			6.80%, 5/15/2038	885	966
Oil Company - Exploration & Production (1.36%)			Suncor Energy Inc
Chesapeake Energy Corp			6.85%, 6/ 1/2039	850	924

7.63%, 7/15/2013	1,975	2,034			9,853

9.50%, 2/15/2015	675	731
			Oil Refining & Marketing (0.04%)
7.25%, 12/15/2018	560	542	Tesoro Corp/Texas
Denbury Resources Inc			6.63%, 11/ 1/2015	790	727
9.75%, 3/ 1/2016	1,890	2,027
Gaz Capital SA
7.29%, 8/16/2037 (b)	3,520	3,282

See accompanying notes

181

     Schedule of Investments Bond & Mortgage Securities Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Paper & Related Products (0.13%)			Property & Casualty Insurance (continued)
Cascades Inc			WR Berkley Corp
7.25%, 2/15/2013	$ 1,135 $	1,110	6.25%, 2/15/2037	$ 1,820 $	1,577

Domtar Corp					5,247

10.75%, 6/ 1/2017	1,020	1,170
			Publishing - Periodicals (0.13%)
Inversiones CMPC SA
6.13%, 11/ 5/2019 (b)(c)(f)	330	327	Nielsen Finance LLC / Nielsen Finance Co

			10.00%, 8/ 1/2014	1,905	1,962
		2,607

			11.50%, 5/ 1/2016	610	648

Pharmacy Services (0.06%)					2,610

Omnicare Inc
6.88%, 12/15/2015	1,235	1,170	Quarrying (0.21%)
			Vulcan Materials Co
Physical Therapy & Rehabilitation Centers (0.08%)			1.55%, 12/15/2010 (d)	4,325	4,287
Healthsouth Corp
10.75%, 6/15/2016	1,410	1,530	Real Estate Operator & Developer (0.07%)
			Country Garden Holdings Co
Physician Practice Management (0.10%)			11.75%, 9/10/2014 (b)	510	510
US Oncology Inc			Regency Centers LP
6.43%, 3/15/2012 (d)	347	305	8.45%, 9/ 1/2010	940	954

9.13%, 8/15/2017 (b)	1,700	1,794			1,464

		2,099	Regional Banks (2.56%)

Pipelines (0.69%)			BAC Capital Trust XIII
			0.70%, 3/15/2043 (d)	3,640	2,096
Copano Energy LLC / Copano Energy Finance
Corp			BAC Capital Trust XIV
8.13%, 3/ 1/2016	785	767	5.63%, 3/15/2043 (d)	250	174
7.75%, 6/ 1/2018	405	390	Bank of America NA
Dynegy Holdings Inc			6.00%, 10/15/2036	2,000	2,035
7.50%, 6/ 1/2015	1,180	1,086	Capital One Financial Corp
Enterprise Products Operating LLC			5.70%, 9/15/2011	1,570	1,658
6.13%, 10/15/2039	3,370	3,377	First Union Institutional Capital I
Kinder Morgan Energy Partners LP			8.04%, 12/ 1/2026	1,000	967
5.63%, 2/15/2015	1,250	1,341	JP Morgan Chase Bank NA
5.95%, 2/15/2018	1,500	1,576	6.00%, 10/ 1/2017	3,000	3,195
7.40%, 3/15/2031	1,000	1,082	PNC Funding Corp
			0.42%, 1/31/2012 (d)	4,625	4,465
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp			PNC Preferred Funding Trust III
6.88%, 11/ 1/2014 (b)	195	183	8.70%, 2/28/2049 (b)(d)	1,000	995
8.75%, 4/15/2018	1,380	1,411	SunTrust Preferred Capital I
			5.85%, 12/31/2049 (d)	266	173
Midcontinent Express Pipeline LLC
6.70%, 9/15/2019 (b)	775	784	Wells Fargo & Co
			0.65%, 8/20/2010 (d)	640	640
Regency Energy Partners LP/Regency Energy
Finance Corp			3.75%, 10/ 1/2014	31,165	31,155
8.38%, 12/15/2013	1,465	1,502	Wells Fargo Bank NA
Transportadora de Gas del Sur SA			0.65%, 5/16/2016	4,615	3,991

7.88%, 5/14/2017 (b)	322	281			51,544

7.88%, 5/14/2017	125	110

			Reinsurance (0.42%)
		13,890	Endurance Specialty Holdings Ltd

Property & Casualty Insurance (0.26%)			7.00%, 7/15/2034	740	662
Crum & Forster Holdings Corp			Swiss Re Solutions Holding Corp
7.75%, 5/ 1/2017	1,000	943	6.45%, 3/ 1/2019	5,510	5,395
Travelers Cos Inc/The			7.75%, 6/15/2030	2,365	2,414

6.25%, 3/15/2067 (d)	3,030	2,727			8,471

See accompanying notes

182

     Schedule of Investments Bond & Mortgage Securities Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
REITS - Mortgage (0.23%)			Retail - Restaurants (continued)
iStar Financial Inc			Darden Restaurants Inc
8.00%, 3/15/2011 (b)	$ 3,253 $	2,830	6.20%, 10/15/2017	$ 1,735 $	1,833
5.85%, 3/15/2017	3,500	1,785	Landry's Restaurants Inc

		4,615	14.00%, 8/15/2011	1,380	1,385

			Yum! Brands Inc
REITS - Office Property (0.13%)			5.30%, 9/15/2019	3,865	3,912
Brandywine Operating Partnership LP			6.88%, 11/15/2037	1,610	1,756

5.63%, 12/15/2010	1,397	1,393
					9,431

HRPT Properties Trust
0.89%, 3/16/2011 (d)	1,336	1,261	Rubber - Tires (0.15%)

		2,654	Goodyear Tire & Rubber Co/The

			8.63%, 12/ 1/2011	2,030	2,093
REITS - Warehouse & Industrial (0.95%)
			10.50%, 5/15/2016	860	931

ProLogis
7.63%, 8/15/2014	8,195	8,693			3,024

7.38%, 10/30/2019	10,505	10,538	Satellite Telecommunications (0.36%)

		19,231	DigitalGlobe Inc

			10.50%, 5/ 1/2014 (b)	1,365	1,474
Rental - Auto & Equipment (0.10%)
			Intelsat Bermuda Ltd
Hertz Corp/The			11.25%, 2/ 4/2017 (b)(d)	385	383
8.88%, 1/ 1/2014	1,025	1,038
			11.50%, 2/ 4/2017 (b)	531	513
RSC Equipment Rental Inc
10.00%, 7/15/2017 (b)	950	1,031	Intelsat Subsidiary Holding Co Ltd

			8.88%, 1/15/2015 (b)	1,380	1,385
		2,069

			8.88%, 1/15/2015	2,855	2,880
Retail - Automobile (0.03%)			Telesat Canada / Telesat LLC
Sonic Automotive Inc			11.00%, 11/ 1/2015	605	657

8.63%, 8/15/2013	635	616			7,292

Retail - Discount (0.22%)			Seismic Data Collection (0.09%)
Dollar General Corp			Cie Generale de Geophysique-Veritas
11.88%, 7/15/2017	1,230	1,378	7.50%, 5/15/2015	1,210	1,201
Target Corp			9.50%, 5/15/2016 (b)	535	563

6.50%, 10/15/2037	2,740	3,028			1,764

		4,406	Sovereign (0.21%)

Retail - Drug Store (0.52%)			Brazilian Government International Bond
CVS Caremark Corp			5.88%, 1/15/2019	275	291
0.66%, 6/ 1/2010 (d)	4,710	4,709	Colombia Government International Bond
6.13%, 9/15/2039	5,200	5,253	6.13%, 1/18/2041	165	157
Rite Aid Corp			El Salvador Government International Bond
10.38%, 7/15/2016	450	452	7.65%, 6/15/2035 (b)	605	605

		10,414	Indonesia Government International Bond

			11.63%, 3/ 4/2019 (b)	230	317
Retail - Propane Distribution (0.07%)			Panama Government International Bond
Ferrellgas Partners LP			7.25%, 3/15/2015	270	300
9.13%, 10/ 1/2017 (b)	1,325	1,385	Peruvian Government International Bond
			7.13%, 3/30/2019	335	380
Retail - Regional Department Store (0.09%)			United Mexican States
Neiman Marcus Group Inc/The			5.95%, 3/19/2019	392	410
9.00%, 10/15/2015	2,049	1,813
			Venezuela Government International Bond
			8.50%, 10/ 8/2014	1,602	1,366
Retail - Restaurants (0.47%)
			9.25%, 9/15/2027	450	358
Arcos Dorados BV
			9.38%, 1/13/2034	135	97

7.50%, 10/ 1/2019 (b)	565	545
					4,281

See accompanying notes

183

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Sovereign Agency (0.03%)			Telephone - Integrated (continued)
Korea Expressway Corp			CenturyTel Inc
4.50%, 3/23/2015 (b)	$ 615 $	614	7.60%, 9/15/2039	$ 575 $	563
			Level 3 Financing Inc
Special Purpose Entity (0.70%)			9.25%, 11/ 1/2014	2,445	2,176
AES Red Oak LLC			Sprint Nextel Corp
8.54%, 11/30/2019	1,156	1,098	6.00%, 12/ 1/2016	2,055	1,767
Goldman Sachs Capital I			8.38%, 8/15/2017	1,015	979
6.35%, 2/15/2034	1,000	947	Telecom Italia Capital SA
Goldman Sachs Capital II			0.96%, 2/ 1/2011 (d)	845	838
5.79%, 12/29/2049 (d)	2,000	1,487	0.89%, 7/18/2011 (d)	2,175	2,156
OMX Timber Finance Investments I LLC			4.95%, 9/30/2014	1,915	1,987
5.42%, 1/29/2020 (b)(c)(d)	7,265	6,993
			7.00%, 6/ 4/2018	3,880	4,262
Piper Jaffray Equipment Trust Securities
			6.38%, 11/15/2033	2,610	2,591
6.00%, 9/10/2011 (b)(c)	1,827	1,809
			Telefonica Emisiones SAU
Universal City Development Partners Ltd
			0.81%, 2/ 4/2013 (d)	2,075	2,035
11.75%, 4/ 1/2010	1,000	1,005
			4.95%, 1/15/2015	5,250	5,560
USB Realty Corp
6.09%, 12/22/2049 (b)(d)	985	688	Telemar Norte Leste SA

			9.50%, 4/23/2019 (b)	1,565	1,843
		14,027

			Verizon Communications Inc
Specified Purpose Acquisition (0.06%)			6.35%, 4/ 1/2019	2,430	2,696
ESI Tractebel Acquisition Corp			6.25%, 4/ 1/2037	1,425	1,489

7.99%, 12/30/2011	1,261	1,261			36,386

Steel - Producers (0.13%)			Theaters (0.07%)
Evraz Group SA			AMC Entertainment Inc
9.50%, 4/24/2018 (b)	1,260	1,241	11.00%, 2/ 1/2016	1,190	1,249
Ispat Inland ULC			8.75%, 6/ 1/2019	160	164

9.75%, 4/ 1/2014	325	337			1,413

Steel Dynamics Inc
			Tobacco (0.47%)
8.25%, 4/15/2016 (b)(d)	1,040	1,045

			Altria Group Inc
		2,623	9.70%, 11/10/2018	7,655	9,425

Telecommunication Services (0.46%)
Global Crossing Ltd			Tools - Hand Held (0.16%)
12.00%, 9/15/2015 (b)	730	783	Snap-On Inc
MasTec Inc			0.41%, 1/12/2010 (d)	3,200	3,200
7.63%, 2/ 1/2017	900	846
Qwest Corp			Transport - Marine (0.04%)
7.88%, 9/ 1/2011	1,000	1,033	Navios Maritime Holdings Inc / Navios
			Maritime Finance US Inc
Telcordia Technologies Inc
			8.88%, 11/ 1/2017 (b)(f)	775	787
4.03%, 7/15/2012 (b)(d)	2,360	2,041
West Corp
			Transport - Rail (0.40%)
9.50%, 10/15/2014	1,855	1,855
			Burlington Northern Santa Fe Corp
Wind Acquisition Finance SA			4.70%, 10/ 1/2019	3,965	3,987
11.75%, 7/15/2017 (b)	2,490	2,814

			CSX Corp
		9,372	6.25%, 3/15/2018	3,315	3,614

Telephone - Integrated (1.80%)			7.45%, 4/ 1/2038	420	503

AT&T Inc					8,104

6.15%, 9/15/2034	3,345	3,372
			Transport - Services (0.02%)
Axtel SAB de CV
9.00%, 9/22/2019 (b)	1,560	1,607	TGI International Ltd
			9.50%, 10/ 3/2017 (b)	420	447
British Telecommunications PLC
9.62%, 12/15/2030 (d)	370	465

See accompanying notes

184

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Vitamins & Nutrition Products (0.21%)			Data Processing & Management (continued)
Mead Johnson Nutrition Co			First Data Corp, Term Loan B2
3.50%, 11/ 1/2014 (b)(f)	$ 2,065 $	2,073	3.04%, 9/24/2014 (d)	$ 735 $	630

4.90%, 11/ 1/2019 (b)(f)	2,065	2,093			2,312

		4,166

			Diversified Manufacturing Operations (0.01%)
Wire & Cable Products (0.08%)			GenTek Holding LLC, Term Loan
Coleman Cable Inc			0.00%, 9/30/2014 (d)(h)	210	211
9.88%, 10/ 1/2012	1,575	1,563
			Electric - Integrated (0.11%)
Wireless Equipment (0.26%)			Texas Competitive Electric Holdings
American Tower Corp			Company, Term Loan B2
4.63%, 4/ 1/2015 (b)	3,615	3,658	3.74%, 10/29/2014 (d)	2,750	2,126
7.00%, 10/15/2017	1,395	1,527

			Electronic Components - Semiconductors (0.08%)
		5,185
			Freescale Semiconductor Inc, Term Loan B

TOTAL BONDS	$ 1,303,538		2.00%, 12/ 1/2013 (d)	1,931	1,565

SENIOR FLOATING RATE INTERESTS (1.68%)			Investment Management & Advisory Services (0.03%)
Aerospace & Defense (0.06%)			Nuveen Investments Inc, Term Loan
Hawker Beechcraft Inc, Term Loan B			12.50%, 7/ 9/2015 (d)	655	667
2.26%, 3/26/2014 (d)	1,433	1,134
Hawker Beechcraft Inc, Term Loan LOC			Machinery - General Industry (0.12%)
2.28%, 3/26/2014 (d)	85	67	Manitowoc Company Inc, Term Loan B

		1,201	7.50%, 4/14/2014 (d)	2,581	2,526

Auto - Car & Light Trucks (0.17%)
			Medical - Hospitals (0.25%)
Ford Motor Co, Term Loan B
3.29%, 12/16/2013 (d)	3,939	3,500	Community Health Systems Inc, Term Loan
			2.50%, 7/25/2014 (d)	30	27

Auto - Medium & Heavy Duty Trucks (0.04%)			HCA Inc, Term Loan B1
			2.53%, 11/18/2013 (d)	3,362	3,127
Oshkosh Truck Corp, Term Loan B
6.32%, 12/ 6/2013 (d)	864	861	HCA Inc; Term Loan A
			1.53%, 1/22/2012 (d)	2,148	1,994

Auto/Truck Parts & Equipment - Original (0.07%)					5,148

Dana Holding Corp, Term Loan			Medical Instruments (0.15%)
0.00%, 1/31/2015 (d)(h)	1,645	1,430	BSC International Holding Ltd, Term Loan
			2.03%, 4/21/2011 (d)	3,059	2,968
Casino Hotels (0.08%)
Harrah's Operating Co Inc, Term Loan B2			Medical Products (0.06%)
3.28%, 1/28/2015 (d)	1,967	1,564	Biomet Inc, Term Loan B
			3.28%, 3/25/2015 (d)	1,188	1,138
Chemicals - Specialty (0.11%)
Nalco Co, Term Loan			Medical-Hospitals (0.03%)
5.75%, 5/ 6/2016 (d)	2,194	2,227	Community Health Systems Inc, Term Loan B
			2.61%, 7/25/2014 (d)	580	537
Chemicals-Specialty (0.03%)
Huntsman International LLC, Term Loan C			Property & Casualty Insurance (0.09%)
2.49%, 6/23/2016 (d)	700	634	Asurion Corp, Term Loan B
			3.24%, 7/ 7/2014 (d)	150	142
Data Processing & Management (0.11%)
			6.74%, 7/ 7/2015 (d)	1,750	1,656

First Data Corp, Term Loan B
					1,798

3.04%, 9/24/2014 (d)	980	839
First Data Corp, Term Loan B1
3.00%, 12/24/2014 (d)	980	843

See accompanying notes

185

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Publishing-Periodicals (0.02%)			OBLIGATIONS (continued)
Nielsen Finance LLC / Nielsen Finance Co,			Federal Home Loan Mortgage Corporation
Term Loan			(FHLMC) (continued)
2.24%, 8/ 9/2013 (d)	$ 435 $	404	6.00%, 3/ 1/2022	$ 394 $	425
			6.00%, 7/ 1/2023	1,401	1,511
Retail - Drug Store (0.02%)			5.50%, 8/ 1/2023	4,568	4,868
Rite Aid Corp, Term Loan			5.50%, 6/ 1/2024	600	640
9.50%, 6/ 5/2015 (d)	300	307	4.50%, 11/ 1/2024	17,400	18,069
			5.00%, 11/ 1/2024	6,640	7,007
Telecommunication Services (0.04%)			6.00%, 6/ 1/2028	24	26
Fairpoint Communications Inc, Term Loan B			6.00%, 1/ 1/2029	10	11
5.00%, 3/ 8/2015 (d)	995	799

			6.50%, 3/ 1/2029	41	45
TOTAL SENIOR FLOATING RATE INTERESTS	$ 33,923
			6.50%, 3/ 1/2029	7	7

CONVERTIBLE BONDS (0.18%)			6.50%, 5/ 1/2029	61	67
Identification Systems - Development (0.05%)			7.00%, 12/ 1/2029	22	25
L-1 Identity Solutions Inc			7.00%, 6/ 1/2030	28	31
3.75%, 5/15/2027	1,175	1,055	7.50%, 9/ 1/2030	13	15
			7.50%, 9/ 1/2030	7	8
Medical - Biomedical/Gene (0.13%)
			8.00%, 9/ 1/2030	126	143
Amylin Pharmaceuticals Inc
2.50%, 4/15/2011	1,280	1,208	7.00%, 12/ 1/2030	28	31
3.00%, 6/15/2014	1,845	1,402	7.50%, 12/ 1/2030	3	3

		2,610	7.50%, 1/ 1/2031	42	48

			6.00%, 3/ 1/2031	54	58
Retail - Automobile (0.00%)			7.50%, 3/ 1/2031	16	18
Sonic Automotive Inc
			6.00%, 4/ 1/2031	8	8
5.00%, 10/ 1/2029	75	74

			6.50%, 4/ 1/2031	31	34
TOTAL CONVERTIBLE BONDS	$ 3,739
			6.50%, 6/ 1/2031	3	3

MUNICIPAL BONDS (0.31%)			7.00%, 6/ 1/2031	1	1
California (0.12%)			6.50%, 9/ 1/2031	30	32
Los Angeles Unified School District/CA			7.00%, 9/ 1/2031	9	10
5.75%, 7/ 1/2034	2,570	2,465	6.00%, 12/ 1/2031	330	354
			6.50%, 2/ 1/2032	34	36
Nevada (0.10%)
			6.50%, 2/ 1/2032	21	23
County of Clark NV
6.88%, 7/ 1/2042	1,970	2,019	7.50%, 2/ 1/2032	24	27
			6.50%, 5/ 1/2032	78	85
Texas (0.09%)			6.00%, 12/ 1/2032	328	352
Dallas County Hospital District			6.00%, 2/ 1/2033	358	383
5.62%, 8/15/2044	1,680	1,743	5.50%, 4/ 1/2033	561	594

TOTAL MUNICIPAL BONDS	$ 6,227		5.50%, 5/ 1/2033	739	781

U.S. GOVERNMENT & GOVERNMENT AGENCY			5.50%, 10/ 1/2033	577	611
OBLIGATIONS (38.64%)			5.50%, 12/ 1/2033	3,048	3,224
Federal Home Loan Mortgage Corporation			6.00%, 12/ 1/2033	614	658
(FHLMC) (14.95%)			5.50%, 9/ 1/2034	1,946	2,058
4.50%, 12/ 1/2009	241	243
			5.50%, 2/ 1/2035	3,977	4,201
4.50%, 4/ 1/2011	1,505	1,576
			6.50%, 4/ 1/2035	751	807
6.50%, 6/ 1/2017	353	381
			5.00%, 7/ 1/2035	1,283	1,333
6.00%, 7/ 1/2017	132	143
			5.00%, 8/ 1/2035	6,919	7,188
5.50%, 3/ 1/2018	358	386
			5.00%, 10/ 1/2035	2,646	2,748
5.00%, 5/ 1/2018	2,252	2,412
			6.50%, 10/ 1/2035	335	360
5.00%, 10/ 1/2018	1,448	1,551
			6.00%, 10/ 1/2036 (d)	3,357	3,578
5.00%, 1/ 1/2019	2,244	2,403
			5.50%, 11/ 1/2036	3,778	3,990

See accompanying notes

186

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal National Mortgage Association (FNMA)
(FHLMC) (continued)			(continued)
5.00%, 6/ 1/2037	$ 248 $	258	6.50%, 5/ 1/2022	$ 34 $	37
5.50%, 7/ 1/2037	4,369	4,605	5.50%, 2/ 1/2023	436	466
6.00%, 8/ 1/2037	11,843	12,613	6.00%, 2/ 1/2023	144	155
6.50%, 11/ 1/2037	6,316	6,782	4.50%, 5/ 1/2023	16,400	17,074
6.00%, 12/ 1/2037 (d)	4,490	4,783	5.50%, 6/ 1/2023	1,720	1,837
6.00%, 1/ 1/2038 (d)	1,240	1,319	5.50%, 7/ 1/2023	31	33
6.00%, 1/ 1/2038	3,067	3,267	5.00%, 11/ 1/2024	4,990	5,257
5.50%, 4/ 1/2038	3,697	3,896	6.50%, 12/ 1/2031	14	16
5.50%, 4/ 1/2038	4,814	5,074	6.50%, 2/ 1/2032	17	19
5.50%, 5/ 1/2038	8,155	8,595	6.50%, 2/ 1/2032	35	38
5.50%, 5/ 1/2038	5,073	5,347	7.00%, 2/ 1/2032	65	72
6.00%, 7/ 1/2038	12,987	13,817	7.00%, 3/ 1/2032	148	164
5.50%, 8/ 1/2038	2,714	2,861	6.50%, 4/ 1/2032	20	22
6.00%, 10/ 1/2038	1,877	2,000	6.00%, 5/ 1/2032	20	21
5.00%, 11/ 1/2039	48,650	50,414	6.50%, 6/ 1/2032	11	12
5.50%, 11/ 1/2039	76,525	80,543	6.50%, 8/ 1/2032	126	137
4.12%, 1/ 1/2034 (d)	288	291	7.50%, 8/ 1/2032	74	83
5.03%, 7/ 1/2034 (d)	216	227	4.73%, 12/ 1/2032 (d)	340	351
4.22%, 6/ 1/2035 (d)	2,638	2,724	4.19%, 1/ 1/2033 (d)	394	401
4.58%, 8/ 1/2035 (d)	922	951	3.81%, 4/ 1/2033 (d)	481	492
4.83%, 8/ 1/2035 (d)	5,611	5,850	3.77%, 7/ 1/2033 (d)	2,741	2,841
4.98%, 9/ 1/2035 (d)	3,440	3,588	5.50%, 7/ 1/2033	1,211	1,281
5.20%, 11/ 1/2035 (d)	656	679	5.50%, 9/ 1/2033	1,607	1,701
5.45%, 12/ 1/2035 (d)	195	205	3.93%, 6/ 1/2034 (d)	444	458
5.99%, 2/ 1/2037 (d)	1,941	2,049	3.35%, 7/ 1/2034 (d)	768	790
5.64%, 5/ 1/2037	747	778	3.03%, 10/ 1/2034 (d)	372	372
5.54%, 8/ 1/2037 (d)	2,280	2,403	4.09%, 12/ 1/2034 (d)	734	758

		301,549	3.73%, 3/ 1/2035 (d)	8,201	8,319

			4.56%, 3/ 1/2035 (d)	878	904
Federal National Mortgage Association (FNMA) (15.49%)
5.00%, 3/ 1/2010	231	236	5.00%, 7/ 1/2035	1,326	1,378
6.50%, 4/ 1/2010	4	4	5.00%, 7/ 1/2035	3,198	3,323
6.50%, 1/ 1/2011	2	2	3.30%, 8/ 1/2035 (d)	212	218
6.50%, 2/ 1/2011	22	22	3.39%, 8/ 1/2035 (d)	487	498
6.50%, 3/ 1/2011	37	38	5.09%, 8/ 1/2035 (d)	1,409	1,471
6.50%, 7/ 1/2016	13	14	3.27%, 9/ 1/2035 (d)	481	493
6.50%, 2/ 1/2017	46	49	4.13%, 2/ 1/2036 (d)	109	112
6.50%, 3/ 1/2017	20	22	2.89%, 3/ 1/2036 (d)	4,918	5,066
6.50%, 4/ 1/2017	14	16	3.86%, 4/ 1/2036 (d)	922	950
6.50%, 8/ 1/2017	303	329	6.00%, 5/ 1/2036	911	971
5.00%, 9/ 1/2017	500	534	5.43%, 10/ 1/2036 (d)	874	921
5.50%, 9/ 1/2017	121	130	6.50%, 10/ 1/2036	5,860	6,304
5.50%, 10/ 1/2017	186	200	5.88%, 12/ 1/2036 (d)	5,217	5,542
5.00%, 3/ 1/2018	982	1,048	5.50%, 2/ 1/2037	893	942
4.50%, 1/ 1/2020	1,698	1,792	5.75%, 5/ 1/2037 (d)	4,430	4,678
5.00%, 5/ 1/2020	863	917	6.00%, 6/ 1/2037	2,727	2,903
5.50%, 6/ 1/2020	3,342	3,573	6.50%, 7/ 1/2037	2,352	2,529
5.50%, 9/ 1/2020	3,404	3,639	6.50%, 7/ 1/2037	3,185	3,424
6.00%, 10/ 1/2021	2,516	2,700	6.00%, 12/ 1/2037	792	842

See accompanying notes

187

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			U.S. Treasury (4.74%)
(continued)			4.00%, 8/15/2018 (g)	$ 27,650 $	29,078
6.00%, 12/ 1/2037	$ 859 $	915
			3.13%, 5/15/2019	500	489
6.00%, 2/ 1/2038 (d)	5,484	5,833
			3.63%, 8/15/2019	1,840	1,875
6.00%, 2/ 1/2038	7,353	7,821
			6.00%, 2/15/2026	37,150	45,445
6.00%, 2/ 1/2038 (d)	6,324	6,726
			6.75%, 8/15/2026	3,000	3,953
6.00%, 2/ 1/2038	4,639	4,934
			6.13%, 8/15/2029	25	32
6.50%, 2/ 1/2038	2,233	2,400
			4.50%, 2/15/2036 (i)	13,500	14,095
6.00%, 3/ 1/2038	2,100	2,234
			4.25%, 5/15/2039	645	647

6.50%, 3/ 1/2038	2,150	2,311
					95,614
6.00%, 4/ 1/2038	6,316	6,718

6.00%, 5/ 1/2038	2,262	2,406	TOTAL U.S. GOVERNMENT & GOVERNMENT
			AGENCY OBLIGATIONS	$ 779,366

6.00%, 5/ 1/2038	1,464	1,557
6.00%, 5/ 1/2038	1,614	1,717	REPURCHASE AGREEMENTS (9.28%)
6.00%, 8/ 1/2038	4,515	4,803	Diversified Banking Institutions (9.28%)
6.00%, 8/ 1/2038	2,939	3,126	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.06%
5.00%, 4/ 1/2039	10,945	11,362	dated 10/30/09 maturing 11/02/09
4.00%, 11/ 1/2039	5,125	5,056	(collateralized by Sovereign Agency
5.00%, 11/ 1/2039	82,210	85,216	Issues; $47,714,000; 0.00% - 5.75%; dated
5.50%, 11/ 1/2039	52,500	55,256	11/02/09 - 07/15/32)	$ 46,779$	46,779

		312,332	Investment in Joint Trading Account; Credit

			Suisse Repurchase Agreement; 0.06%
Government National Mortgage Association			dated 10/30/09 maturing 11/02/09
(GNMA) (3.46%)			(collateralized by US Treasury Notes;
7.00%, 4/15/2031	1	1	$47,714,000; 1.38% - 2.00%; dated
7.00%, 6/15/2031	50	55	02/28/10 - 09/15/12)	46,778	46,778
7.00%, 7/15/2031	10	11	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
6.00%, 8/15/2031	71	77	0.06% dated 10/30/09 maturing 11/02/09
6.00%, 1/15/2032	21	22	(collateralized by Sovereign Agency
6.00%, 2/15/2032	301	324	Issues; $47,714,000; 1.88% - 3.75%; dated
7.00%, 6/15/2032	250	275	12/06/10 - 08/24/12)	46,779	46,779
			Investment in Joint Trading Account;
6.50%, 10/15/2032	91	98
			Morgan Stanley Repurchase Agreement;
6.50%, 12/15/2032	680	732	0.06% dated 10/30/09 maturing 11/02/09
6.00%, 2/15/2033	119	128	(collateralized by Sovereign Agency
5.00%, 11/15/2033	11,602	12,151	Issues; $47,714,000; 0.88% - 4.75%; dated
			12/10/10 - 07/01/19)	46,779	46,779

6.00%, 12/15/2033	175	188
					187,115
5.00%, 6/15/2034	272	285

5.00%, 11/ 1/2039	6,040	6,274	TOTAL REPURCHASE AGREEMENTS	$ 187,115

5.50%, 11/ 1/2039	40,220	42,420	Total Investments	$ 2,357,189
6.00%, 11/ 1/2039	3,025	3,212	Liabilities in Excess of Other Assets, Net - (16.87)%		(340,253)

6.50%, 3/20/2028	31	34
			TOTAL NET ASSETS - 100.00%	$ 2,016,936

6.00%, 7/20/2028	171	184
6.00%, 11/20/2028	160	172
6.00%, 1/20/2029	175	188
6.50%, 5/20/2029	26	28
6.00%, 7/20/2029	42	45
8.00%, 1/20/2031	17	19
6.50%, 2/20/2032	14	15
6.00%, 11/20/2033	2,101	2,256
5.50%, 5/20/2035	638	677

		69,871

See accompanying notes

188

Schedule of Investments Bond & Mortgage Securities Fund

October 31, 2009

(a)	Non-Income Producing Security

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $220,078 or 10.91% of net assets.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $20,114 or 1.00% of net assets.

(d)	Variable Rate. Rate shown is in effect at October 31, 2009.

(e)	Security is Illiquid

(f)	Security purchased on a when-issued basis.

(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $922 or 0.05% of net assets.

(h)	This Senior Floating Rate Note will settle after October 31, 2009, at which time the interest rate will be determined.

(i)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $2,036 or 0.10% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 79,229
Unrealized Depreciation	(241,066)

Net Unrealized Appreciation (Depreciation)	(161,837)
Cost for federal income tax purposes	2,519,026
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	49.17%
Financial	27.35%
Asset Backed Securities	7.21%
Communications	6.83%
Consumer, Non-cyclical	5.91%
Government	5.00%
Industrial	3.13%
Consumer, Cyclical	3.08%
Energy	2.86%
Utilities	2.71%
Basic Materials	2.24%
Technology	0.77%
Diversified	0.30%
General Obligation	0.21%
Revenue	0.10%
Liabilities in Excess of Other Assets, Net	(16.87%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.47%
Credit Default Swaps	1.03%
Interest Rate Swaps	0.04%

See accompanying notes

189

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2009

Futures Contracts

					Current		Unrealized
				Original	Market		Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)

US 10 Year Note; December 2009		Buy	355	$ 41,610	$ 42,106 $		496
US 5 Year Note; December 2009		Buy	240	27,785	27,949		164
All dollar amounts are shown in thousands (000's)

Credit Default Swaps

							Unrealized
			Buy/Sell	(Pay)/Receive Expiration		Notional	Appreciation/
Counterparty (Issuer)	Reference Entity		Protection	Fixed Rate	Date	Amount	(Depreciation)

Barclays Bank	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013 $	5,220	$ (1,159)
Barclays Bank	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	5,351	(1,134)
Barclays Bank	CMBX.NA.AAA.4		Sell	0.35%	02/17/2051	4,375	(148)
Barclays Bank	CMBX.NA.AAA.4		Sell	0.35%	02/17/2051	3,000	(99)
Goldman Sachs	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	9,570	(2,044)
Goldman Sachs	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	21,402	(4,811)
Goldman Sachs	CMBX.NA.AAA.4		Sell	0.35%	02/17/2051	4,375	(124)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	19,140	(3,992)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	9,570	(2,029)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	9,570	(2,124)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	5,351	(1,140)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	5,351	(1,141)
Morgan Stanley	CDX.NA.IG.12		Buy	(1.00)%	06/20/2014	60,000	362
Morgan Stanley	CMBX.NA.AAA.4		Sell	0.35%	02/17/2051	4,375	(80)
Morgan Stanley	CMBX.NA.AJ.4		Sell	0.96%	02/17/2051	1,750	(176)
Morgan Stanley	CMBX.NA.AJ.4		Sell	0.96%	02/17/2051	1,750	(141)

All dollar amounts are shown in thousands (000's)
Interest Rate Swaps

						Notional/	Unrealized
		(Pay)/Receive	Fixed	Expiration		Principal	Appreciation/
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Rate	Date	Currency	Amount	(Depreciation)

Deutsche Bank AG	3-month LIBOR	Receive	4.11%	08/12/2019	USD $	9,400	$ (451)
Morgan Stanley	3-month LIBOR	Receive	4.08%	08/12/2019	USD	9,400	(430)

All dollar amounts are shown in thousands (000's)

See accompanying notes

190

Schedule of Investments California Municipal Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

MUNICIPAL BONDS (106.15%)			MUNICIPAL BONDS (continued)
California (105.83%)			California (continued)
Abag Finance Authority for Nonprofit Co			California State Department of Water Resources
5.25%, 10/ 1/2026	$ 1,240 $	1,224	0.17%, 5/ 1/2018	$ 600 $	600
Abag Finance Authority for Nonprofit Co ACA			0.18%, 5/ 1/2020	1,200	1,200
5.70%, 11/ 1/2013	2,280	2,303	California State Department of Water
Anaheim Public Financing Authority/CA			Resources FSA
5.25%, 10/ 1/2034	1,000	1,035	5.00%, 12/ 1/2018	1,660	1,767
Baldwin Park Public Financing Authority/CA			California State Enterprise Development
4.63%, 8/ 1/2016	1,130	1,125	Authority
Barstow Redevelopment Agency/CA MBIA			5.30%, 9/ 1/2047	1,200	1,045
7.00%, 9/ 1/2014	775	896	California State Public Works Board
7.00%, 9/ 1/2014	400	451	5.40%, 10/ 1/2022	3,000	3,000
Bay Area Governments Association XLCA			5.00%, 4/ 1/2023	4,200	4,254
5.25%, 9/ 1/2029	2,000	1,840	5.00%, 6/ 1/2024	3,000	2,851
Bay Area Toll Authority			5.00%, 6/ 1/2025	1,750	1,656
5.00%, 4/ 1/2031 (a)	3,000	3,078	California State University
5.13%, 4/ 1/2039 (a)	3,000	3,082	5.25%, 11/ 1/2038	2,000	1,974
Berkeley Unified School District/CA			California Statewide Communities
ASSURED GTY			Development Authority
5.00%, 8/ 1/2031	1,250	1,263	5.00%, 4/ 1/2019	1,500	1,580
Beverly Hills Unified School District/CA			5.00%, 5/15/2020	1,000	996
0.00%, 8/ 1/2028 (b)	2,000	768	6.25%, 8/ 1/2024	1,000	1,090
California County TOB Securitization Agency			5.13%, 4/ 1/2037 (d)(e)	1,500	1,229
0.00%, 6/ 1/2028 (c)	2,000	1,467	5.38%, 12/ 1/2037	1,000	769
5.13%, 6/ 1/2038	2,000	1,483	0.20%, 8/15/2041 (c)	1,700	1,700
California Educational Facilities Authority			7.25%, 11/15/2041	1,500	1,608
5.00%, 1/ 1/2038 (a)	3,000	3,056	5.00%, 11/15/2043	2,985	2,732
5.25%, 10/ 1/2039 (a)	6,500	6,850	California Statewide Communities
California Educational Facilities Authority			Development Authority CAL MTG INS
MBIA			6.25%, 8/15/2028	2,250	2,441
5.10%, 3/ 1/2014	2,000	2,007	California Statewide Communities
California Health Facilities Financing			Development Authority FNMA
Authority/CA			4.20%, 10/15/2018	1,455	1,525
6.50%, 10/ 1/2038	1,000	1,110	California Statewide Communities
6.00%, 7/ 1/2039	2,000	2,091	Development Authority MBIA
5.75%, 9/ 1/2039	2,000	2,040	6.50%, 8/ 1/2012	1,305	1,400
California Housing Finance Agency			Carson Redevelopment Agency MBIA
4.70%, 8/ 1/2036 (a)	3,150	2,496	5.50%, 10/ 1/2016	1,000	1,070
4.80%, 8/ 1/2036	2,400	1,989	Chino Valley Unified School District FSA
4.75%, 8/ 1/2042 (a)	8,400	6,681	5.25%, 9/ 1/2013	1,240	1,295
California Infrastructure & Economic			Chula Vista Community Facilities District/CA
Development Bank			5.45%, 9/ 1/2036	985	755
5.50%, 10/ 1/2015	1,000	1,040	City of Alhambra CA MBIA
California Infrastructure & Economic			6.13%, 9/ 2/2018	4,355	4,365
Development Bank FGIC			City of Azusa CA
5.00%, 8/15/2018	1,155	1,215	6.00%, 9/ 1/2026	2,210	2,093
California Pollution Control Financing Authority			City of Bakersfield CA FSA
5.00%, 1/ 1/2022	2,000	1,909	5.00%, 9/15/2032	1,500	1,508
5.00%, 7/ 1/2027	5,500	5,168	City of Burbank CA FSA
California Pollution Control Financing			5.25%, 5/ 1/2024	3,155	3,295
Authority AMBAC			City of Chula Vista CA MBIA
5.85%, 6/ 1/2021	2,500	2,501	5.00%, 8/ 1/2027	3,000	2,938
California Rural Home Mortgage Financing			City of Compton CA
Authority GNMA/FNMA/FHLMC			6.00%, 8/ 1/2039	1,250	1,257
5.40%, 12/ 1/2036	30	30

See accompanying notes

191

Schedule of Investments
California Municipal Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

MUNICIPAL BONDS (continued)			MUNICIPAL BONDS (continued)
California (continued)			California (continued)
City of Hawthorne CA			Eastern Municipal Water District/CA
4.60%, 9/ 1/2021	$ 1,000 $	682	5.20%, 9/ 1/2037	$ 750 $	577
5.00%, 9/ 1/2030	2,000	1,187	El Monte Union High School District/CA
City of Imperial CA FGIC			ASSURED GTY
5.00%, 10/15/2020	1,250	1,253	5.50%, 6/ 1/2034	2,000	2,118
City of Irvine CA			Emeryville Public Financing Authority
5.00%, 9/ 2/2026	1,285	1,120	5.25%, 9/ 1/2015	1,265	1,318
5.00%, 9/ 2/2029	1,500	1,276	5.25%, 9/ 1/2017	1,400	1,438
City of Loma Linda CA			Fontana Redevelopment Agency/CA MBIA
5.00%, 12/ 1/2022	1,000	902	5.20%, 9/ 1/2030	1,000	943
City of Los Angeles CA AMBAC			Foothill Eastern Transportation Corridor
5.00%, 3/ 1/2022	1,445	1,507	Agency/CA
			5.88%, 1/15/2026	7,000	6,931
City of Los Angeles CA GNMA
6.25%, 9/20/2039	1,000	1,001	0.00%, 1/15/2032 (b)	10,000	2,165
City of Modesto CA			0.00%, 1/15/2033 (b)	10,000	2,021
5.15%, 9/ 1/2036	1,000	724	0.00%, 1/15/2034 (b)	10,000	1,886
City of Oceanside CA AMBAC			0.00%, 1/15/2036 (b)	10,000	1,643
5.25%, 4/ 1/2016	1,575	1,624	Fresno Joint Powers Financing Authority FSA
City of Pacifica CA AMBAC			5.75%, 6/ 1/2026	2,000	2,064
5.00%, 10/ 1/2024	1,090	1,087	Gilroy Unified School District/CA ASSURED
City of Pasadena CA			GTY
5.00%, 2/ 1/2033	2,000	2,025	5.00%, 4/ 1/2039	2,000	1,899
City of Redding CA MBIA			Golden West Schools Financing Authority
11.25%, 7/ 1/2022	1,875	2,464	MBIA
			5.65%, 2/ 1/2012	685	744
City of Riverside CA
5.00%, 10/ 1/2038 (a)	3,000	2,973	Gonzales Redevelopment Agency/CA
			4.63%, 8/ 1/2011	1,000	990
City of Sacramento CA
5.00%, 9/ 2/2020	1,020	870	Hesperia Public Financing Authority/CA XLCA
			5.00%, 9/ 1/2037	2,775	2,218
City of San Jose CA AMBAC
5.00%, 3/ 1/2037	5,000	4,556	Hesperia Unified School District/CA
			5.00%, 9/ 1/2030	1,065	801
City of Santa Rosa CA FHA
6.70%, 12/ 1/2024	3,880	3,886	Hi-Desert Memorial Health Care District/CA
			5.50%, 10/ 1/2015	1,000	1,000
City of Torrance CA
6.00%, 6/ 1/2022	1,000	1,029	Highland Redevelopment Agency/CA AMBAC
			5.00%, 12/ 1/2028	3,000	2,814
City of Turlock CA
5.13%, 10/15/2031	1,000	828	Huntington Beach Union High School
			District/CA FSA
5.38%, 10/15/2034	1,900	1,597	5.00%, 8/ 1/2029	2,000	2,050
5.13%, 10/15/2037	1,000	797	Indio Redevelopment Agency/CA
City of Vernon CA			5.63%, 8/15/2035	2,605	2,435
5.13%, 8/ 1/2021	1,750	1,795	Irvine Public Facilities & Infrastructure
Coachella Redevelopment Agency			Authority/CA AMBAC
5.88%, 12/ 1/2028	2,000	1,731	5.00%, 9/ 2/2020	1,455	1,418
Contra Costa Water District FSA			5.00%, 9/ 2/2021	3,630	3,501
5.00%, 10/ 1/2018	1,520	1,602	5.00%, 9/ 2/2023	2,000	1,880
County of Orange CA			Irvine Unified School District/CA
5.00%, 7/ 1/2031	1,000	983	5.00%, 9/ 1/2026	2,435	2,123
County of Riverside CA FGIC			La Quinta Financing Authority AMBAC
5.00%, 11/ 1/2025	1,160	1,182	5.25%, 9/ 1/2024	1,000	1,000
Desert Hot Springs Redevelopment Agency			La Verne Public Financing Authority
Tax Allocation/CA			7.25%, 9/ 1/2026	1,500	1,502
5.60%, 9/ 1/2038	2,000	1,832
			Lake Elsinore Public Financing Authority/CA
Dinuba Financing Authority			5.80%, 9/ 2/2015	1,070	1,050
5.38%, 9/ 1/2038	1,000	750

See accompanying notes

192

Schedule of Investments
California Municipal Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

MUNICIPAL BONDS (continued)			MUNICIPAL BONDS (continued)
California (continued)			California (continued)
Lancaster Redevelopment Agency/CA			Poway Redevelopment Agency/CA AMBAC
6.88%, 8/ 1/2039	$ 1,000 $	1,058	5.38%, 6/15/2019	$ 1,000 $	1,008
Long Beach Bond Finance Authority AMBAC			Richmond Joint Powers Financing Authority/CA
5.25%, 11/ 1/2013	1,080	1,124	6.25%, 7/ 1/2024	1,000	1,035
5.00%, 8/ 1/2022	410	387	Riverside County Public Financing Authority
Los Angeles Community College District/CA			5.80%, 5/15/2029	2,100	1,730
5.00%, 8/ 1/2033	850	871	Rocklin Unified School District/CA FGIC
5.00%, 8/ 1/2033 (a)	3,000	3,075	0.00%, 8/ 1/2019 (b)	1,360	809
Los Angeles Community Redevelopment			0.00%, 8/ 1/2020 (b)	1,415	798
Agency/CA MBIA			0.00%, 8/ 1/2023 (b)	1,225	568
5.40%, 7/ 1/2024	2,500	2,472	Sacramento County Public Financing Authority
Los Angeles Department of Airports			ASSURED GTY
5.13%, 5/15/2033	1,230	1,216	5.00%, 12/ 1/2038	3,000	2,955
Los Angeles Department of Water & Power			Sacramento Municipal Utility District FSA
5.38%, 7/ 1/2038	1,000	1,057	5.00%, 8/15/2024	2,000	2,134
5.00%, 7/ 1/2044	2,000	2,022	Saddleback Valley Unified School District/CA
Los Angeles State Building Authority/CA			FSA
MBIA			5.00%, 8/ 1/2029	3,000	3,075
5.63%, 5/ 1/2011	1,025	1,050	Salinas Valley Solid Waste Authority/CA
Los Angeles Unified School District/CA			AMBAC
5.00%, 7/ 1/2029	2,000	2,063	5.25%, 8/ 1/2027	1,975	1,822
5.00%, 7/ 1/2032	1,000	1,015	5.25%, 8/ 1/2031	2,000	1,781
Metropolitan Water District of Southern			San Bernardino County Redevelopment Agency
California			5.00%, 9/ 1/2018	1,565	1,595
5.00%, 7/ 1/2035	2,000	2,037	San Diego Community College District/CA
Morongo Band of Mission Indians			5.25%, 8/ 1/2033 (a)	3,000	3,149
5.50%, 3/ 1/2018 (d)(e)	1,325	1,224	San Diego Public Facilities Financing Authority
6.50%, 3/ 1/2028 (d)(e)	1,825	1,585	5.38%, 8/ 1/2034	2,000	2,103
Needles Public Utility Authority/CA			5.25%, 5/15/2039	2,000	2,032
6.50%, 2/ 1/2022	2,785	2,693	San Diego Redevelopment Agency/CA
Norco Financing Authority FSA			6.40%, 9/ 1/2019	1,000	977
5.63%, 10/ 1/2034	1,000	1,041	San Francisco City & County Airports
Ontario Redevelopment Financing			Commission FSA-CR FGIC
Authority/CA AMBAC			5.00%, 5/ 1/2030	4,000	3,841
5.50%, 8/ 1/2016	1,055	1,094	San Francisco City & County Airports
Ontario Redevelopment Financing			Commission MBIA
Authority/CA MBIA			5.25%, 5/ 1/2026	4,000	3,888
5.25%, 8/ 1/2016	1,060	1,086	San Francisco City & County Redevelopment
Oxnard Harbor District/CA			Agency
5.75%, 8/ 1/2020	1,200	1,226	6.50%, 8/ 1/2039	1,000	1,039
Palm Desert Financing Authority MBIA			San Juan Unified School District/CA MBIA
5.00%, 8/ 1/2022	1,280	1,219	5.00%, 8/ 1/2027	3,780	3,802
Perris Public Financing Authority/CA			Santa Maria Redevelopment Agency/CA
5.30%, 10/ 1/2026	2,805	2,409	AMBAC
			5.25%, 6/ 1/2015	1,085	1,149
Pittsburg Unified School District
5.50%, 8/ 1/2031	1,000	1,066	Sierra View Local Health Care District/CA
			5.25%, 7/ 1/2032	1,500	1,377
Pomona Public Financing Authority MBIA
5.00%, 2/ 1/2021	5,000	5,134	South Gate Public Financing Authority
			AMBAC
Pomona Unified School District/CA MBIA			5.25%, 9/ 1/2022	2,090	2,098
6.15%, 8/ 1/2030	1,000	1,096
			South Gate Public Financing Authority XLCA
Port of Oakland			5.00%, 9/ 1/2016	1,880	1,935
5.75%, 11/ 1/2029	4,965	4,970
			South Tahoe Redevelopment Agency/CA
Port of Oakland NATL-RE FGIC			5.00%, 10/ 1/2031	1,000	745
5.75%, 11/ 1/2029	35	36
See accompanying notes

193

Schedule of Investments California Municipal Fund

October 31, 2009

	Principal
	Amount	Value	(a)	Security or portion of underlying security related to Inverse Floaters
	(000's)	(000's)	entered into by the Fund. See notes.

			(b) Non-Income Producing Security
MUNICIPAL BONDS (continued)			(c) Variable Rate. Rate shown is in effect at October 31, 2009.
California (continued)			(d) Security is Illiquid
Southern California Public Power Authority JP			(e)	Security exempt from registration under Rule 144A of the Securities Act
Morgan Chase			of 1933. These securities may be resold in transactions exempt from
0.17%, 7/ 1/2020	$ 2,800 $	2,800	registration, normally to qualified institutional buyers. Unless otherwise
State of California			indicated, these securities are not considered illiquid. At the end of the
5.75%, 4/ 1/2031	1,000	1,026	period, the value of these securities totaled $4,038 or 1.27% of net
Stockton East Water District			assets.
5.25%, 4/ 1/2022	1,780	1,787	(f)	Floating rate securities. The interest rate(s) shown reflect the rates in
			effect at October 31, 2009.
Sunnyvale CA AMBAC
5.50%, 10/ 1/2014	1,000	1,062
			Unrealized Appreciation (Depreciation)
5.50%, 10/ 1/2016	1,000	1,037
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Sweetwater Union High School District MBIA			of investments held by the fund as of the period end were as follows:
5.00%, 9/ 1/2020	1,225	1,229
Temecula Redevelopment Agency/CA MBIA			Unrealized Appreciation	$ 7,922
5.25%, 8/ 1/2036	3,270	2,969	Unrealized Depreciation	(16,676)

Tobacco Securitization Authority of Northern			Net Unrealized Appreciation (Depreciation)	(8,754)
California/CA
5.38%, 6/ 1/2038	7,000	5,474	Cost for federal income tax purposes	347,373
			All dollar amounts are shown in thousands (000's)
5.50%, 6/ 1/2045	3,330	2,347
Tobacco Securitization Authority of Southern
California/CA			Portfolio Summary (unaudited)

5.00%, 6/ 1/2037	3,000	2,248	Sector	Percent

5.13%, 6/ 1/2046	5,500	3,626	Revenue	46.17%
Tracy Area Public Facilities Financing Agency			Insured	44.01%
MBIA			Revenue - Special Tax	6.22%
5.88%, 10/ 1/2013	380	385	General Obligation	4.46%
			Tax Allocation	3.60%
Tustin Community Facilities District			Prerefunded	1.05%
5.38%, 9/ 1/2029	1,000	871	Certificate Participation	0.64%
Twin Rivers Unified School District			Liability for Floating Rate Notes Issued	(7.58%)
0.00%, 4/ 1/2014 (b)	1,500	1,204	Other Assets in Excess of Liabilities, Net	1.43%

University of California			TOTAL NET ASSETS	100.00%

5.25%, 5/15/2039 (a)	4,500	4,727
Walnut Public Financing Authority/CA
AMBAC
5.38%, 9/ 1/2022	2,305	2,321
Western Municipal Water District Facilities
Authority
5.00%, 10/ 1/2034	1,700	1,729

		337,596

Virgin Islands (0.32%)
Virgin Islands Public Finance Authority
6.38%, 10/ 1/2019	1,000	1,023

TOTAL MUNICIPAL BONDS	$ 338,619

Total Investments		338,619
LIABILITY FOR FLOATING RATE NOTES ISSUED IN
CONJUNCTION WITH SECURITIES HELD (-7.58%)
Notes with interest rates ranging from 0.19%
to 0.41% at October 31, 2009 and
contractual maturity of collateral from
2015-2042. (f)	(24,176)	(24,176)

Total Net Investments	$ 314,443
Other Assets in Excess of Liabilities, Net - 1.43%		4,574

TOTAL NET ASSETS - 100.00%	$ 319,017

See accompanying notes

194

     Schedule of Investments Disciplined LargeCap Blend Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.46%)			COMMON STOCKS (continued)
Advertising Agencies (0.17%)			Cable/Satellite TV (1.35%)
Omnicom Group Inc	110,339$	3,782	Comcast Corp - Class A	1,447,455 $	20,988
			DIRECTV Group Inc/The (a)	377,371	9,925

Aerospace & Defense (1.85%)					30,913

General Dynamics Corp	278,156	17,440
			Chemicals - Diversified (0.30%)
Lockheed Martin Corp	197,753	13,604
			PPG Industries Inc	123,341	6,960
Raytheon Co	248,770	11,264

		42,308

			Chemicals - Specialty (0.43%)
Aerospace & Defense Equipment (1.08%)			Ashland Inc	178,840	6,177
United Technologies Corp	399,718	24,563	Lubrizol Corp	54,922	3,656

					9,833

Agricultural Chemicals (0.08%)
			Coatings & Paint (0.27%)
Monsanto Co	27,919	1,876
			Valspar Corp	240,595	6,104
Agricultural Operations (0.73%)
			Commercial Banks (0.67%)
Archer-Daniels-Midland Co	555,340	16,727
			Bancorpsouth Inc	109,184	2,465
Apparel Manufacturers (0.20%)			BB&T Corp	534,255	12,774

Polo Ralph Lauren Corp	62,379	4,642			15,239

			Commercial Services - Finance (0.37%)
Applications Software (1.81%)
			H&R Block Inc	332,788	6,103
Microsoft Corp	1,490,010	41,318
			Moody's Corp	102,356	2,424

					8,527

Athletic Footwear (0.40%)
Nike Inc	145,631	9,055	Computer Services (0.46%)
			Computer Sciences Corp (a)	205,950	10,444
Auto - Car & Light Trucks (0.52%)
Ford Motor Co (a)	1,697,240	11,881	Computers (6.05%)
			Apple Inc (a)	195,663	36,882
Auto/Truck Parts & Equipment - Original (0.09%)			Dell Inc (a)	1,016,893	14,735
TRW Automotive Holdings Corp (a)	130,383	2,040	Hewlett-Packard Co	777,720	36,911
			IBM Corp	413,120	49,826

Beverages - Non-Alcoholic (1.94%)
					138,354

Coca-Cola Co/The	318,541	16,981
Coca-Cola Enterprises Inc	692,112	13,199	Computers - Memory Devices (0.99%)
PepsiCo Inc	233,156	14,118	EMC Corp/Massachusetts (a)	885,633	14,586

		44,298	Western Digital Corp (a)	237,117	7,986

					22,572

Beverages - Wine & Spirits (0.15%)
Brown-Forman Corp	71,537	3,492	Consumer Products - Miscellaneous (0.99%)
			Jarden Corp	245,396	6,721
Building - Residential & Commercial (0.59%)			Kimberly-Clark Corp	261,356	15,985

DR Horton Inc	644,063	7,059			22,706

Lennar Corp	500,791	6,310

			Containers - Metal & Glass (0.32%)
		13,369

			Owens-Illinois Inc (a)	227,804	7,262
Building & Construction Products -
Miscellaneous (0.13%)			Cosmetics & Toiletries (2.40%)
USG Corp (a)	222,123	2,919	Procter & Gamble Co	946,024	54,869

Building Products - Wood (0.13%)			Distribution & Wholesale (0.19%)
Masco Corp	249,405	2,931	WESCO International Inc (a)	173,055	4,423

See accompanying notes

195

     Schedule of Investments Disciplined LargeCap Blend Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Banking Institutions (5.45%)			Finance - Credit Card (continued)
Bank of America Corp	2,851,521 $	41,575	Discover Financial Services	286,437 $	4,050

Citigroup Inc	1,433,957	5,865			17,482

Goldman Sachs Group Inc/The	196,591	33,454
			Finance - Investment Banker & Broker (0.13%)
JP Morgan Chase & Co	1,047,098	43,737	Investment Technology Group Inc (a)	140,766	3,036

		124,631

Diversified Manufacturing Operations (3.19%)			Food - Canned (0.29%)
3M Co	208,850	15,365	Del Monte Foods Co	607,885	6,565
Carlisle Cos Inc	106,598	3,309
			Food - Dairy Products (0.41%)
General Electric Co	3,469,176	49,470
			Dean Foods Co (a)	516,186	9,410
ITT Corp	92,795	4,705

		72,849	Food - Miscellaneous/Diversified (1.11%)

E-Commerce - Services (0.63%)			General Mills Inc	260,614	17,180
eBay Inc (a)	648,598	14,444	HJ Heinz Co	202,397	8,144

					25,324

Electric - Generation (0.18%)
			Food - Retail (1.13%)
AES Corp/The	321,604	4,203
			Kroger Co/The	584,487	13,519
Electric - Integrated (1.91%)			Safeway Inc	117,862	2,632
Ameren Corp	231,797	5,642	SUPERVALU Inc	614,408	9,751

American Electric Power Co Inc	235,369	7,113			25,902

Constellation Energy Group Inc	334,631	10,347	Food - Wholesale & Distribution (0.00%)
Exelon Corp	241,566	11,344	Sysco Corp	776	21
Public Service Enterprise Group Inc	310,292	9,246

		43,692	Forestry (0.26%)

			Plum Creek Timber Co Inc	191,044	5,978
Electronic Components - Miscellaneous (0.20%)
Garmin Ltd	150,034	4,540	Gas - Distribution (0.69%)
			Centerpoint Energy Inc	605,295	7,627
Electronic Components - Semiconductors (3.32%)
			Energen Corp	109,953	4,825
Intel Corp	1,773,770	33,897
			UGI Corp	138,195	3,300

Micron Technology Inc (a)	814,930	5,533
					15,752

NVIDIA Corp (a)	300,112	3,589
ON Semiconductor Corp (a)	497,228	3,327	Independent Power Producer (0.41%)
QLogic Corp (a)	325,130	5,703	Mirant Corp (a)	200,057	2,797
Texas Instruments Inc	763,899	17,913	NRG Energy Inc (a)	288,883	6,641

Xilinx Inc	275,654	5,996			9,438

		75,958	Instruments - Scientific (0.68%)

Engineering - Research & Development Services (0.23%)			Thermo Fisher Scientific Inc (a)	347,611	15,643
KBR Inc	254,777	5,215
			Internet Infrastructure Software (0.19%)
Enterprise Software & Services (1.57%)			Akamai Technologies Inc (a)	193,109	4,248
CA Inc	313,846	6,565
			Investment Management & Advisory Services (0.80%)
Oracle Corp	1,388,142	29,290

			Franklin Resources Inc	86,681	9,069
		35,855

			Invesco Ltd	431,277	9,122

Fiduciary Banks (0.36%)					18,191

State Street Corp	196,613	8,254
			Life & Health Insurance (1.02%)
Finance - Credit Card (0.77%)			Prudential Financial Inc	357,605	16,174
American Express Co	385,515	13,432	Torchmark Corp	69,881	2,837

See accompanying notes

196

     Schedule of Investments Disciplined LargeCap Blend Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (continued)			Metal - Copper (0.82%)
Unum Group	218,789 $	4,365	Freeport-McMoRan Copper & Gold Inc	256,070 $	18,785

		23,376

			Metal - Iron (0.19%)
Machinery - Construction & Mining (1.03%)
			Cliffs Natural Resources Inc	123,136	4,380
Caterpillar Inc	377,603	20,791
Joy Global Inc	55,077	2,776	Metal Processors & Fabrication (0.00%)

		23,567	Precision Castparts Corp	301	29

Machinery - Pumps (0.38%)
			Multi-Line Insurance (0.34%)
Flowserve Corp	88,570	8,698
			American Financial Group Inc/OH	137,732	3,388
Medical - Biomedical/Gene (1.24%)			XL Capital Ltd	270,755	4,443

Amgen Inc (a)	432,785	23,253			7,831

Gilead Sciences Inc (a)	117,952	5,019	Multimedia (1.37%)

		28,272	McGraw-Hill Cos Inc/The	225,627	6,494

Medical - Drugs (4.37%)			Time Warner Inc	366,154	11,029
Abbott Laboratories	212,374	10,740	Viacom Inc (a)	335,357	9,252
Bristol-Myers Squibb Co	929,388	20,261	Walt Disney Co/The	163,725	4,481

Endo Pharmaceuticals Holdings Inc (a)	310,962	6,965			31,256

Merck & Co Inc/NJ	348,165	10,769	Networking Products (1.81%)
Pfizer Inc	2,125,663	36,200	Cisco Systems Inc (a)	1,813,392	41,436
Schering-Plough Corp	530,136	14,950

		99,885	Oil - Field Services (0.45%)

			Oil States International Inc (a)	72,870	2,510
Medical - Generic Drugs (0.22%)
			Schlumberger Ltd	123,800	7,700

Mylan Inc/PA (a)	310,964	5,050
					10,210

Medical - HMO (1.77%)			Oil & Gas Drilling (0.17%)
CIGNA Corp	338,040	9,411	Atwood Oceanics Inc (a)	110,227	3,912
Coventry Health Care Inc (a)	327,798	6,500
Humana Inc (a)	265,916	9,993	Oil Company - Exploration & Production (2.77%)
UnitedHealth Group Inc	562,823	14,606	Chesapeake Energy Corp	435,731	10,675

		40,510	Newfield Exploration Co (a)	204,100	8,372

			Occidental Petroleum Corp	302,344	22,942
Medical - Hospitals (0.66%)
			St Mary Land & Exploration Co	157,385	5,367
Community Health Systems Inc (a)	116,583	3,647
			XTO Energy Inc	385,340	16,015

Tenet Healthcare Corp (a)	1,782,864	9,128
					63,371

Universal Health Services Inc	40,125	2,233

		15,008	Oil Company - Integrated (7.34%)

			Chevron Corp	667,316	51,076
Medical - Wholesale Drug Distribution (1.10%)
			ConocoPhillips	397,022	19,923
AmerisourceBergen Corp	355,335	7,871
			Exxon Mobil Corp (b)	1,131,457	81,092
McKesson Corp	293,292	17,225

			Hess Corp	285,094	15,606

		25,096

					167,697

Medical Instruments (0.10%)
			Oil Field Machinery & Equipment (0.84%)
Medtronic Inc	61,652	2,201
			Cameron International Corp (a)	119,548	4,420
Medical Products (1.58%)			Dresser-Rand Group Inc (a)	155,854	4,593
Hospira Inc (a)	127,097	5,674	National Oilwell Varco Inc	250,530	10,269

Johnson & Johnson	516,173	30,480			19,282

		36,154	Paper & Related Products (0.45%)

			International Paper Co	462,626	10,321

See accompanying notes

197

     Schedule of Investments Disciplined LargeCap Blend Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Pharmacy Services (0.76%)			Retail - Discount (continued)
Medco Health Solutions Inc (a)	311,267 $	17,468	Wal-Mart Stores Inc	643,845 $	31,986

					40,986

Pipelines (1.17%)
			Retail - Drug Store (0.19%)
El Paso Corp	1,199,833	11,770
			CVS Caremark Corp	119,793	4,229
Oneok Inc	102,807	3,723
Spectra Energy Corp	191,744	3,666
			Retail - Office Supplies (0.39%)
Williams Cos Inc	404,360	7,622	Staples Inc	412,289	8,947

		26,781

Property & Casualty Insurance (1.17%)			Retail - Regional Department Store (0.66%)
Chubb Corp	261,433	12,684	Kohl's Corp (a)	172,811	9,888
Travelers Cos Inc/The	281,919	14,037	Macy's Inc	300,369	5,278

		26,721			15,166

Publishing - Newspapers (0.08%)			Retail - Restaurants (0.77%)
Gannett Co Inc	183,695	1,804	McDonald's Corp	87,566	5,132
			Starbucks Corp (a)	655,736	12,446

Regional Banks (2.47%)					17,578

Capital One Financial Corp	180,693	6,613
			Savings & Loans - Thrifts (0.39%)
Fifth Third Bancorp	1,319,862	11,800	Hudson City Bancorp Inc	673,632	8,852
Wells Fargo & Co	1,381,518	38,019

		56,432	Semiconductor Component - Integrated Circuits (0.21%)

Reinsurance (0.12%)			Cypress Semiconductor Corp (a)	228,589	1,927
Allied World Assurance Co Holdings Ltd	61,625	2,758	Marvell Technology Group Ltd (a)	213,632	2,931

					4,858

REITS - Diversified (0.16%)			Steel - Producers (0.44%)
Digital Realty Trust Inc	80,570	3,636	Nucor Corp	184,845	7,366
			United States Steel Corp	80,651	2,782

REITS - Healthcare (0.26%)
					10,148

HCP Inc	201,358	5,958
			Telecommunication Equipment (0.14%)
REITS - Storage (0.32%)			CommScope Inc (a)	121,240	3,276
Public Storage	98,369	7,240
			Telecommunication Equipment - Fiber Optics (0.18%)
Retail - Apparel & Shoe (0.74%)			JDS Uniphase Corp (a)	741,056	4,143
Gap Inc/The	387,013	8,259
Phillips-Van Heusen Corp	67,449	2,708	Telecommunication Services (0.01%)
Ross Stores Inc	134,405	5,915	Harris Stratex Networks Inc (a)	36,908	233

		16,882

			Telephone - Integrated (2.60%)
Retail - Auto Parts (0.15%)			AT&T Inc	1,269,624	32,591
Advance Auto Parts Inc	89,288	3,327	Qwest Communications International Inc	1,691,000	6,071
			Verizon Communications Inc	406,407	12,025
Retail - Building Products (0.66%)
			Windstream Corp	896,360	8,641

Home Depot Inc	600,834	15,075
					59,328

Retail - Consumer Electronics (0.13%)			Tobacco (0.96%)
RadioShack Corp	176,090	2,974	Philip Morris International Inc	272,424	12,902
			Reynolds American Inc	187,727	9,101

Retail - Discount (1.79%)
					22,003

Big Lots Inc (a)	212,016	5,311
Family Dollar Stores Inc	130,352	3,689	Transport - Rail (1.19%)
			CSX Corp	277,181	11,692

See accompanying notes

198

     Schedule of Investments Disciplined LargeCap Blend Fund

October 31, 2009

			(a) Non-Income Producing Security

	Shares	Value	(b) Security or a portion of the security was pledged to cover margin
	Held	(000's)	requirements for futures contracts. At the end of the period, the value of

			these securities totaled $394 or 0.02% of net assets.
COMMON STOCKS (continued)
Transport - Rail (continued)			Unrealized Appreciation (Depreciation)
Union Pacific Corp	282,377 $	15,570	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

		27,262	of investments held by the fund as of the period end were as follows:

Transport - Services (0.49%)			Unrealized Appreciation	$ 222,530
FedEx Corp	106,536	7,744	Unrealized Depreciation	(238,811)

United Parcel Service Inc	63,922	3,431	Net Unrealized Appreciation (Depreciation)	(16,281)

		11,175

			Cost for federal income tax purposes	2,309,683
Vitamins & Nutrition Products (0.11%)			All dollar amounts are shown in thousands (000's)
Mead Johnson Nutrition Co	60,636	2,549
			Portfolio Summary (unaudited)

Web Portals (1.60%)			Sector	Percent

Google Inc (a)	67,992	36,452	Consumer, Non-cyclical	21.98%
			Financial	15.30%
Wireless Equipment (0.56%)			Technology	14.41%
Qualcomm Inc	308,181	12,762	Energy	12.74%

			Industrial	10.89%
TOTAL COMMON STOCKS	$ 2,273,368		Communications	10.68%

	Principal		Consumer, Cyclical	7.89%
			Basic Materials	3.25%
	Amount	Value	Utilities	3.20%

	(000's)	(000's)	Liabilities in Excess of Other Assets, Net	(0.34%)

REPURCHASE AGREEMENTS (0.88%)			TOTAL NET ASSETS	100.00%

Diversified Banking Institutions (0.88%)
			Other Assets Summary (unaudited)

Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.06%			Asset Type	Percent

dated 10/30/09 maturing 11/02/09			Futures	0.54%
(collateralized by Sovereign Agency
Issues; $5,109,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 5,008$	5,008
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$5,109,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	5,008	5,008
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $5,109,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	5,009	5,009
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $5,109,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	5,009	5,009

		20,034

TOTAL REPURCHASE AGREEMENTS	$ 20,034

Total Investments	$ 2,293,402
Liabilities in Excess of Other Assets, Net - (0.34)%		(7,803)

TOTAL NET ASSETS - 100.00%	$ 2,285,599

See accompanying notes

199

Schedule of Investments
Disciplined LargeCap Blend Fund
October 31, 2009

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2009	Buy	48	$ 12,723	$ 12,396	$ (327)
All dollar amounts are shown in thousands (000's)

See accompanying notes

200

Schedule of Investments
Diversified International Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.77%)			COMMON STOCKS (continued)
Advertising Services (0.26%)			Auto - Car & Light Trucks (continued)
Aegis Group PLC	298,262 $	536	Tata Motors Ltd ADR	73,539 $	837
Publicis Groupe SA	85,087	3,233	Toyota Motor Corp	205,152	8,099

		3,769			41,706

Aerospace & Defense (0.13%)			Auto/Truck Parts & Equipment - Original (1.55%)
Empresa Brasileira de Aeronautica SA (a)	152,200	776	Aisin Seiki Co Ltd	149,000	3,788
Meggitt PLC	127,552	511	Denso Corp	188,800	5,159
MTU Aero Engines Holding AG	12,285	556	GKN PLC	154,108	270

		1,843	Keihin Corp	14,700	223

			Koito Manufacturing Co Ltd	24,966	358
Agricultural Chemicals (0.46%)
Syngenta AG	28,133	6,661	Nifco Inc/Japan	20,000	409
			Stanley Electric Co Ltd	160,900	3,151
Agricultural Operations (0.61%)			Sumitomo Electric Industries Ltd	472,800	5,737
Golden Agri-Resources Ltd - Warrants (a)	761,164	63	Valeo SA	120,775	3,279

Golden Agri-Resources Ltd	9,008,512	2,711			22,374

Indofood Agri Resources Ltd (a)	329,000	393	Auto/Truck Parts & Equipment - Replacement (0.02%)
Wilmar International Ltd	1,282,000	5,652	Xinyi Glass Holdings Co Ltd	382,000	301

		8,819

Airlines (0.11%)			Batteries & Battery Systems (0.06%)
Air China Ltd	904,000	489	Simplo Technology Co Ltd	177,100	909
easyJet PLC (a)	73,356	432
			Beverages - Non-Alcoholic (0.02%)
Korean Air Lines Co Ltd	18,250	695

			Britvic PLC	41,983	240
		1,616

Apparel Manufacturers (0.17%)			Beverages - Wine & Spirits (0.03%)
Benetton Group SpA	29,012	281	Davide Campari-Milano SpA	40,554	387
Gildan Activewear (a)	124,900	2,200

			Brewery (1.95%)
		2,481

			Anheuser-Busch InBev NV	179,807	8,442
Appliances (0.59%)			Carlsberg A/S	61,498	4,312
Arcelik (a)	56,131	183	Cia de Bebidas das Americas ADR	19,492	1,756
Electrolux AB	350,216	8,395	Kirin Holdings Co Ltd	333,000	5,435

		8,578	SABMiller PLC	313,033	8,205

Applications Software (0.39%)					28,150

Check Point Software Technologies Ltd (a)	27,537	856	Broadcasting Services & Programming (0.02%)
Sage Group PLC	1,328,684	4,640	Promotora de Informaciones SA	50,010	239
TomTom NV (a)	21,225	202

		5,698	Building - Heavy Construction (0.70%)

			Daelim Industrial Co Ltd	24,856	1,578
Audio & Video Products (0.62%)
Skyworth Digital Holdings Ltd	1,156,000	652	Mota Engil SGPS SA	41,638	247
Sony Corp	282,000	8,327	NCC AB	37,282	563

		8,979	Nippo Corp	38,274	295

			Obrascon Huarte Lain SA	13,312	354
Auto - Car & Light Trucks (2.89%)			SHO-BOND Holdings Co Ltd	16,300	285
Bayerische Motoren Werke AG	134,044	6,544
			Tecnicas Reunidas SA	8,670	457
Dongfeng Motor Group Co Ltd	1,016,698	1,209
			Vinci SA	121,273	6,329

Honda Motor Co Ltd	371,800	11,484
					10,108

Hyundai Motor Co	17,986	1,631
Kia Motors Corp	58,060	862	Building - Maintenance & Service (0.28%)
Nissan Motor Co Ltd	1,001,300	7,246	Babcock International Group	404,974	4,021
Suzuki Motor Corp	156,800	3,794

See accompanying notes

201

     Schedule of Investments Diversified International Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Building - Residential & Commercial (0.56%)			Chemicals - Diversified (continued)

Corp GEO SAB de CV (a)	381,300 $	1,003	Nippon Synthetic Chemical Industry Co

Desarrolladora Homex SAB de CV ADR (a)	34,216	1,217	Ltd/The	43,000 $	316

Persimmon PLC	492,821	3,249			16,776

Taylor Wimpey PLC	4,386,016	2,659	Chemicals - Fibers (0.02%)

		8,128	Kolon Industries Inc	10,110	290

Building & Construction - Miscellaneous (0.52%)
			Chemicals - Specialty (0.27%)
Hochtief AG	77,756	5,816
			Daicel Chemical Industries Ltd	517,000	3,122
Leighton Holdings Ltd	53,120	1,687

			Lintec Corp	21,814	386
		7,503

			Rhodia SA	24,222	357

Building & Construction Products -					3,865

Miscellaneous (0.03%)
Sika AG	279	378	Circuit Boards (0.41%)
			Ibiden Co Ltd	138,500	4,959

Building Products - Cement & Aggregate (0.41%)			Tripod Technology Corp	387,000	968

Grasim Industries Ltd (a)	17,412	807			5,927

Holcim Ltd (a)	79,985	5,091

			Coal (0.28%)
		5,898

			Banpu Public Co Ltd (a)	67,100	863

Building Products - Doors & Windows (0.39%)			China Shenhua Energy Co Ltd	410,000	1,839

Asahi Glass Co Ltd	671,000	5,653	MacArthur Coal Ltd	49,027	367

			Yanzhou Coal Mining Co Ltd	613,995	949

Building Products - Wood (0.03%)
					4,018

Duratex SA (a)	55,806	387
			Commercial Banks (11.06%)

Cable/Satellite TV (0.02%)			Alpha Bank AE	219,350	4,229

Jupiter Telecommunications Co Ltd	252	230	Asya Katilim Bankasi AS (a)	206,153	426

			Axis Bank Ltd	62,082	1,182

Capacitors (0.02%)			Banco Bilbao Vizcaya Argentaria SA	762,619	13,632

Nippon Chemi-Con Corp	93,744	347	Banco do Brasil SA	87,457	1,401

			Banco Popolare SC	250,489	2,176
Cellular Telecommunications (2.19%)
			Banco Santander SA	1,240,470	19,962
Advanced Info Service PCL (a)(b)	307,200	786
			Bangkok Bank Public Co (a)	86,900	291
America Movil SAB de CV ADR	108,611	4,793
			Bank Mandiri Tbk PT	3,199,500	1,535
China Mobile Ltd	317,139	2,973
			Bank of China Ltd	6,282,000	3,644
Mobile Telesystems OJSC ADR	23,854	1,080
			Bank of Communications Co Ltd	1,250,000	1,495
MTN Group Ltd	97,901	1,458
			Bank of Montreal (a)	152,600	7,060
NTT DoCoMo Inc	4,157	6,029
			Bank Pekao SA	21,954	1,178
Taiwan Mobile Co Ltd	540,000	966
			Bank Rakyat Indonesia	1,827,500	1,330
Vimpel-Communications ADR	108,795	1,951
			Busan Bank	104,930	1,190
Vivo Participacoes SA ADR	45,471	1,103
			Canadian Western Bank	22,700	449
Vodafone Group PLC	4,728,688	10,421

			Chiba Bank Ltd/The	475,000	2,929
		31,560

			China Construction Bank Corp	4,497,691	3,878

Chemicals - Diversified (1.16%)			Danske Bank A/S	166,993	3,835

Akzo Nobel NV	102,551	6,055	DBS Group Holdings Ltd	724,000	6,630

BASF SE	164,278	8,842	DnB NOR ASA	734,200	8,411

Hanwha Chem Corp	87,570	814	Hang Seng Bank Ltd	312,700	4,418

Nippon Kayaku Co Ltd	52,631	471	Industrial and Commercial Bank of China Ltd	3,545,000	2,820

Nippon Soda Co Ltd	69,000	278	Intesa Sanpaolo SpA	542,409	2,283

			Jyske Bank A/S (a)	6,926	258

			KBC Groep NV	46,469	1,989

See accompanying notes

202

     Schedule of Investments Diversified International Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Diversified Banking Institutions (continued)
Korea Exchange Bank	92,910 $	1,056	Credit Suisse Group AG	244,558 $	13,073
Laurentian Bank of Canada	8,700	318	Deutsche Bank AG	144,821	10,382
Malayan Banking Bhd	571,500	1,107	HSBC Holdings PLC	2,405,391	26,580
National Bank of Canada	84,100	4,383	Julius Baer Group Ltd	91,592	3,448
National Bank of Greece SA	239,888	8,770	Mitsubishi UFJ Financial Group Inc	400,200	2,132
OTP Bank Plc	57,768	1,624	Royal Bank of Scotland Group PLC	1,435,409	979
Oversea-Chinese Banking Corp Ltd	1,041,000	5,610	Societe Generale	142,016	9,433

Royal Bank of Canada (a)	223,400	11,314			91,042

Sberbank of Russian Federation	1,106,574	2,452
			Diversified Financial Services (0.38%)
Siam Commercial Bank Public (a)(b)	143,200	327	Irish Life & Permanent PLC	340,835	2,465
Standard Chartered PLC	345,880	8,485	Mega Financial Holding Co Ltd	3,626,000	2,019
State Bank of India Ltd	12,677	1,158	Woori Finance Holdings Co Ltd	43,270	582
Sumitomo Mitsui Financial Group Inc	193,200	6,567	Yuanta Financial Holding Co Ltd	578,000	382

Swedbank AB	319,500	2,752			5,448

Sydbank A/S	15,108	369
Turkiye Garanti Bankasi AS	426,250	1,548	Diversified Manufacturing Operations (1.21%)
			Aalberts Industries NV	27,275	342
Turkiye Halk Bankasi AS	198,057	1,185
			Cookson Group PLC	58,969	352
Turkiye Vakiflar Bankasi Tao	830,900	2,015

			Invensys PLC	948,979	4,386
		159,671

			NKT Holding A/S	7,634	433
Computer Data Security (0.10%)			Siemens AG	132,164	11,901

Gemalto NV (a)	34,861	1,465			17,414

Computer Services (0.72%)			Diversified Minerals (3.44%)
Atos Origin SA	36,758	1,721	Anglo American PLC	211,748	7,662
CGI Group Inc (a)	474,300	5,795	Anglo American PLC	31,471	1,153
Infosys Technologies Ltd ADR	63,048	2,900	BHP Billiton Ltd	614,038	20,138

		10,416	BHP Billiton PLC	163,703	4,411

			Pan Australian Resources Ltd (a)	1,065,316	435
Computers (0.17%)
			Tek Cominco Limited (a)	191,700	5,565
Compal Electronics Inc	99,568	124
			Xstrata PLC	711,341	10,246

Foxconn Technology Co Ltd	222,000	740
					49,610

Wistron Corp	930,884	1,558

		2,422	Diversified Operations (1.39%)

			Haci Omer Sabanci Holding AS ADR (a)	3	-
Computers - Memory Devices (0.31%)
			Hutchison Whampoa Ltd	662,000	4,646
TDK Corp	79,000	4,542
			Imperial Holdings Ltd	36,400	375
Computers - Peripheral Equipment (0.06%)			LG Corp	27,004	1,530
Lite-On Technology Corp	652,245	859	Mitie Group PLC	63,342	248
			Noble Group Ltd	3,678,400	6,722
Consulting Services (0.06%)			Shanghai Industrial Holdings Ltd	279,000	1,311
Atkins WS PLC	27,095	251	Tongaat Hulett Ltd	56,062	721
Bureau Veritas SA	11,432	629	Wharf Holdings Ltd	845,000	4,566

		880			20,119

Distribution & Wholesale (0.37%)			Electric - Integrated (2.56%)
Inchcape PLC	11,237,966	5,390	Atco Ltd	11,700	458
			E.ON AG	340,669	13,016
Diversified Banking Institutions (6.31%)			Empresa Nacional de Electricidad SA/Chile	532,166	818
Barclays PLC	2,124,852	11,137
			Enel SpA	1,589,277	9,457
BNP Paribas	155,751	11,733
			Iride SpA	117,847	217
Credit Agricole SA	111,978	2,145

See accompanying notes

203

Schedule of Investments
Diversified International Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Engineering - Research & Development
Okinawa Electric Power Co Inc/The	3,100 $	167	Services (continued)
			Rotary Engineering Ltd	322,000 $	237
Public Power Corp SA	198,008	4,039
			Transfield Services Ltd	93,690	353

Reliance Infrastructure Ltd	33,193	735
					10,662

RWE AG	91,786	8,024

		36,931	Enterprise Software & Services (0.38%)

			Autonomy Corp PLC (a)	213,511	4,694
Electric - Transmission (0.22%)
			Micro Focus International PLC	73,032	404
Terna Rete Elettrica Nazionale SpA	787,761	3,123
			Temenos Group AG (a)	16,308	372

Electric Products - Miscellaneous (0.16%)					5,470

Funai Electric Co Ltd	9,500	443	Finance - Investment Banker & Broker (0.60%)
LG Electronics Inc	20,603	1,916	BinckBank N.V.	19,420	384

		2,359	Close Brothers Group PLC	9,528	110

Electronic Components - Miscellaneous (1.82%)			Daishin Securities Co Ltd	18,110	227
Alps Electric Co Ltd	76,400	477	ICAP PLC	455,470	3,027
AU Optronics Corp	418,540	371	KGI Securities Co Ltd (a)(c)	55,539	521
Chemring Group PLC	11,678	506	Mediobanca SpA - Warrants (a)(b)(d)	301,811	-
CMK Corp/Japan	55,800	396	Mediobanca SpA	316,901	4,042
Hon Hai Precision Industry Co Ltd	986,781	3,865	Tullett Prebon PLC	66,073	392

LG Display Co Ltd	32,020	766			8,703

Murata Manufacturing Co Ltd	156,400	7,631	Finance - Leasing Company (0.21%)
Nihon Dempa Kogyo Co Ltd	11,000	205	ORIX Corp	46,070	2,976
Nippon Electric Glass Co Ltd	400,000	4,307
SMK Corp	56,000	355	Finance - Other Services (0.02%)
Toshiba Corp	1,297,000	7,413	London Stock Exchange Group PLC	23,108	321

		26,292

			Fisheries (0.54%)
Electronic Components - Semiconductors (1.63%)			Marine Harvest (a)	5,255,000	3,813
Chartered Semiconductor Manufacturing Ltd	183,500	340
			Nippon Suisan Kaisha Ltd	122,100	350
(a)
			Toyo Suisan Kaisha Ltd	141,000	3,689

Elpida Memory Inc (a)	233,000	3,044
					7,852

Epistar Corp	269,000	783
Hynix Semiconductor Inc (a)	49,140	730	Food - Dairy Products (0.09%)
Infineon Technologies AG (a)	819,954	3,704	China Mengniu Dairy Co Ltd	346,000	969
Megachips Corp	13,300	220	Morinaga Milk Industry Co Ltd	70,000	327

Rohm Co Ltd	44,400	2,945			1,296

Samsung Electronics Co Ltd	12,467	7,502	Food - Meat Products (0.03%)
Shinko Electric Industries Co Ltd	289,400	4,310	BRF - Brasil Foods SA (a)	18,511	446

		23,578

Electronic Parts Distribution (0.06%)			Food - Miscellaneous/Diversified (1.86%)
WPG Holdings Co Ltd	653,000	893	Nestle SA	340,238	15,822
			Nisshin Oillio Group Ltd/The	75,000	395
Electronics - Military (0.10%)			Nissin Foods Holdings Co Ltd	89,400	3,155
Safran SA	87,229	1,407	Unilever NV	196,104	6,042
			Uni-President Enterprises Corp	1,047,132	1,168
Engineering - Research & Development Services (0.74%)			Viscofan SA	9,059	237

ABB Ltd (a)	440,973	8,203			26,819

COMSYS Holdings Corp	40,000	395
			Food - Retail (0.77%)
Downer EDI Ltd	53,027	404
			Cia Brasileira de Distribuicao Grupo Pao de
Imtech NV	20,192	513	Acucar ADR	8,131	492
Larsen & Toubro Ltd (b)	16,926	557	Jeronimo Martins SGPS SA	45,892	409

See accompanying notes

204

     Schedule of Investments Diversified International Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Retail (continued)			Machinery - Pumps (0.02%)
Koninklijke Ahold NV	426,210 $	5,369	Weir Group PLC/The	28,829 $	330
WM Morrison Supermarkets PLC	1,054,158	4,831

		11,101	Medical - Biomedical/Gene (0.18%)

			CSL Ltd	91,805	2,578
Forestry (0.22%)
Sino-Forest Corp (a)	221,700	3,120	Medical - Drugs (6.19%)
			Actelion Ltd (a)	74,761	4,121
Gas - Distribution (0.08%)
			AstraZeneca PLC	268,983	12,075
Canadian Utilities Ltd	32,600	1,161
			Chugai Pharmaceutical Co Ltd	192,700	3,770
			Dr Reddys Laboratories Ltd	75,947	1,626
Gold Mining (0.42%)
Franco-Nevada Corp	11,300	281	GlaxoSmithKline PLC	305,708	6,271
IAMGOLD Corp (a)	323,897	4,295	Miraca Holdings Inc	20,700	669
Red Back Mining Inc (a)	60,962	790	Novartis AG	304,110	15,836
Zijin Mining Group Co Ltd	684,000	662	Novo Nordisk A/S	95,394	5,927

		6,028	Roche Holding AG	122,494	19,619

			Sanofi-Aventis SA	206,427	15,132
Home Furnishings (0.07%)			Shire PLC	241,449	4,270

Steinhoff International Holdings Ltd (a)	423,253	1,023
					89,316

Import & Export (1.72%)			Medical - Generic Drugs (0.16%)
Hyosung Corp	11,142	612	Teva Pharmaceutical Industries Ltd ADR	41,334	2,086
Marubeni Corp	1,035,000	5,121	Towa Pharmaceutical Co Ltd	4,700	229

Mitsubishi Corp	392,800	8,328			2,315

Mitsui & Co Ltd	459,100	6,029	Medical - Wholesale Drug Distribution (0.03%)
Sumitomo Corp	486,600	4,724	Meda AB	51,973	470

		24,814

Industrial Gases (0.03%)			Medical Products (0.07%)
Air Water Inc	40,000	471	Aspen Pharmacare Holdings Ltd	83,385	703
			Nipro Corp	16,649	359

Internet Content - Entertainment (0.07%)					1,062

Perfect World Co Ltd ADR (a)	21,376	941	Metal - Copper (0.98%)
			Antofagasta PLC	370,437	4,667
Investment Companies (0.04%)
			Inmet Mining Corp	90,800	4,812
Kinnevik Investment AB	37,536	516
			Kazakhmys PLC	137,838	2,453
Investment Management & Advisory Services (0.03%)			Quadra Mining Ltd (a)	37,900	528
Azimut Holding SpA	38,891	469	Sterlite Industries India Ltd ADR	106,104	1,673

					14,133

Life & Health Insurance (0.72%)
			Metal - Diversified (1.68%)
Aviva PLC	752,271	4,704
			Boliden AB	52,089	627
Cathay Financial Holding Co Ltd	1,217,000	2,087
			FNX Mining Co Inc (a)	34,200	318
China Life Insurance Co Ltd	496,000	2,280
			KGHM Polska Miedz SA	85,315	2,872
Sanlam Ltd	504,019	1,384

			MMC Norilsk Nickel ADR	112,234	1,439
		10,455	Rio Tinto Ltd	318,189	17,637

Machinery - Construction & Mining (0.03%)			Rio Tinto PLC	29,173	1,290

Danieli & C. Officine Meccaniche SpA	14,999	377			24,183

			Metal - Iron (0.12%)
Machinery - General Industry (0.36%)
			Novolipetsk Steel OJSC	67,392	1,755
Kinki Sharyo Co Ltd	29,000	243
Kone OYJ	131,543	4,911

		5,154

See accompanying notes

205

     Schedule of Investments Diversified International Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Metal Processors & Fabrication (0.15%)			Oil Company - Exploration & Production
NTN Corp	584,000 $	2,205	(continued)
			Talisman Energy (a)	334,000$	5,698

Miscellaneous Manufacturers (0.02%)					39,476

Faiveley SA	3,473	288	Oil Company - Integrated (6.42%)
			BG Group PLC	678,906	11,686
Mortgage Banks (0.04%)
			BP PLC	2,040,575	19,121
Aareal Bank AG	13,744	294
			China Petroleum & Chemical Corp	3,368,000	2,856
Home Capital Group Inc	10,500	354

			ENI SpA	86,863	2,151
		648

			Husky Energy Inc	144,600	3,809
Multi-Line Insurance (1.20%)			Lukoil OAO ADR	61,857	3,539
Allianz SE	14,654	1,679	PetroChina Co Ltd	2,919,494	3,513
AXA SA	101,002	2,512	Petroleo Brasileiro SA ADR	219,218	10,132
Baloise Holding AG	42,048	3,600	Rosneft Oil Co	429,111	3,263
CNP Assurances	40,656	3,929	Royal Dutch Shell PLC - A Shares	194,188	5,733
Zurich Financial Services	24,491	5,608	Royal Dutch Shell PLC - B Shares	186,750	5,376

		17,328	Sasol Ltd	16,312	611

Multimedia (0.37%)			StatoilHydro ASA	319,000	7,517
Informa PLC	82,351	395	Tatneft ADR	31,502	816
WPP PLC	558,539	5,006	Total SA	209,491	12,536

		5,401			92,659

Non-Ferrous Metals (0.20%)			Oil Refining & Marketing (0.47%)
China Molybdenum Co Ltd	770,000	633	DCC PLC	22,388	589
Grupo Mexico SAB de CV (a)	642,500	1,290	Nippon Mining Holdings Inc	1,001,500	4,468
Korea Zinc Co Ltd	6,387	987	Reliance Industries Ltd (c)	21,089	1,749

		2,910			6,806

Office Automation & Equipment (0.63%)			Paper & Related Products (0.44%)
Canon Inc	242,000	9,124	Lee & Man Paper Manufacturing Ltd	220,000	434
			Svenska Cellulosa AB	429,911	5,907

Oil - Field Services (0.89%)					6,341

Bourbon SA	9,912	412
			Petrochemicals (0.04%)
Maire Tecnimont SpA	99,769	414
			LG Chem Ltd	3,314	571
Petrofac Ltd	374,775	5,768
Technip SA	92,297	5,791	Pharmacy Services (0.04%)
TGS Nopec Geophysical Co ASA (a)	29,100	441	SXC Health Solutions Corp (a)	11,400	524

		12,826

			Platinum (0.07%)
Oil Company - Exploration & Production (2.74%)
			Impala Platinum Holdings Ltd	44,089	970
Australian Worldwide Exploration Ltd	178,068	408
Bankers Petroleum Ltd (a)	104,800	459
			Printing - Commercial (0.42%)
Baytex Energy Trust (a)	23,700	580	Dai Nippon Printing Co Ltd	231,000	2,894
Canadian Natural Resources (a)	167,300	10,857	Toppan Printing Co Ltd	359,000	3,209

CNOOC Ltd	602,000	901			6,103

EnCana Corp (a)	176,198	9,770
Gazprom OAO ADR	20,250	486	Property & Casualty Insurance (0.24%)
			Admiral Group PLC	18,211	306
Gazprom OAO (a)(b)(c)	6,868	406
			Amlin PLC	486,234	2,814
Gazprom OAO (a)	159,456	3,768
			Lancashire Holdings Ltd	44,962	372

Nexen (a)	214,500	4,615
					3,492

Premier Oil PLC (a)	25,405	490
PTT Public Company Limited (a)(b)	146,600	1,038

See accompanying notes

206

     Schedule of Investments Diversified International Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Public Thoroughfares (0.38%)			REITS - Storage (0.02%)
Atlantia SpA	201,880 $	4,774	Big Yellow Group PLC	49,547 $	317
Zhejiang Expressway Co Ltd	866,000	736

		5,510	Retail - Apparel & Shoe (0.09%)

			Aoyama Trading Co Ltd	16,800	269
Real Estate Management & Services (0.74%)
			Lojas Renner SA	41,000	726
BR Malls Participacoes SA (a)	97,143	1,042
			Point Inc	4,690	278

Fabege AB	78,800	457
					1,273

Lend Lease Corp Ltd	384,263	3,185
Mitsubishi Estate Co Ltd	341,000	5,151	Retail - Automobile (0.12%)
Nexity	11,742	437	PT Astra International Tbk	529,500	1,704
PSP Swiss Property AG (a)	7,465	419

			Retail - Bookstore (0.04%)
		10,691

			WH Smith PLC	70,484	581
Real Estate Operator & Developer (1.32%)
Agile Property Holdings Ltd	506,000	648	Retail - Building Products (0.77%)
Brookfield Asset Management Inc (a)	306,638	6,473	Kingfisher PLC	1,890,092	6,908
Cyrela Brazil Realty SA	58,818	746	Travis Perkins PLC	343,129	4,233

Great Eagle Holdings Ltd	114,000	301			11,141

Hongkong Land Holdings Ltd	963,000	4,546	Retail - Computer Equipment (0.02%)
Huaku Development Co Ltd	227,000	538	Game Group PLC	134,774	327
KWG Property Holding Ltd	1,324,500	950
Rossi Residencial SA	288,566	1,905	Retail - Consumer Electronics (0.07%)
Shenzhen Investment Ltd	1,248,000	492	EDION Corp	28,600	231
Shimao Property Holdings Ltd	334,500	621	JB Hi-Fi Ltd	42,588	783

Shun Tak Holdings Ltd	564,000	379			1,014

Sino-Ocean Land Holdings Ltd	576,000	560	Retail - Convenience Store (0.23%)
Unitech Ltd	489,568	839	Alimentation Couche Tard Inc	186,500	3,273

		18,998

Reinsurance (0.31%)			Retail - Discount (0.22%)
Hannover Rueckversicherung AG	94,951	4,306	Harvey Norman Holdings Ltd	903,899	3,202
Korean Reinsurance Co	14,380	130

			Retail - Home Furnishings (0.34%)
		4,436

			JD Group Ltd/South Africa	106,284	593
REITS - Diversified (0.52%)			Nitori Co Ltd	52,164	4,242

CapitaCommercial Trust	557,000	419			4,835

Eurocommercial Properties NV	7,954	345
			Retail - Major Department Store (0.85%)
Kenedix Realty Investment Corp	98	281
			Home Retail Group PLC	676,749	3,221
Suntec Real Estate Investment Trust	575,258	489
			Lotte Shopping Co Ltd	5,313	1,501
Unibail-Rodamco SE	24,086	5,334
			Marks & Spencer Group PLC	574,097	3,215
Wereldhave NV	6,089	594

			PPR	39,141	4,266

		7,462

					12,203

REITS - Office Property (0.02%)
			Retail - Miscellaneous/Diversified (0.51%)
Nippon Commercial Investment Corp	149	259
			Debenhams PLC	202,060	258

REITS - Shopping Centers (0.40%)			Dufry South America Ltd	19,136	332
CapitaMall Trust	2,347,000	2,636	Foschini Ltd	84,043	665
Vastned Retail NV	8,905	594	Wesfarmers Ltd	246,989	6,163

Westfield Group	235,442	2,551			7,418

		5,781	Retail - Pubs (0.02%)

			Enterprise Inns PLC	170,226	330

See accompanying notes

207

Schedule of Investments Diversified International Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (0.03%)			Sugar (0.06%)
McDonald's Holdings Co Japan Ltd	18,531 $	375	Cosan SA Industria e Comercio (a)	79,500 $	842

Retail - Sporting Goods (0.03%)			Telecommunication Equipment (0.01%)
Xebio Co Ltd	16,600	376	Oki Electric Industry Co Ltd	193,000	174

Satellite Telecommunications (0.33%)			Telecommunication Services (1.23%)
Eutelsat Communications	150,499	4,784	China Telecom Corp Ltd	1,992,000	880
			Singapore Telecommunications Ltd	3,275,000	6,792
Schools (0.03%)			Telekomunikasi Indonesia Tbk PT	1,524,000	1,312
Benesse Holdings Inc	9,338	412	Telenet Group Holding NV (a)	19,655	524
			Telenor ASA	642,200	8,281

Security Services (0.04%)
					17,789

Prosegur Cia de Seguridad SA	12,767	537
			Telephone - Integrated (1.67%)
Semiconductor Component - Integrated Circuits (0.55%)			Bezeq Israeli Telecommunication Corp Ltd	409,119	913
CSR PLC (a)	51,988	380	Portugal Telecom SGPS SA	485,303	5,547
Siliconware Precision Industries Co	1,067,000	1,403	Telefonica SA	633,123	17,681

Taiwan Semiconductor Manufacturing Co Ltd	2,871,605	5,209			24,141

United Microelectronics Corp	2,085,000	1,002

			Television (0.22%)
		7,994

			M6-Metropole Television	130,960	3,154
Semiconductor Equipment (1.04%)
Aixtron AG	169,154	5,055	Tobacco (1.24%)
ASML Holding NV	204,892	5,526	British American Tobacco PLC	309,796	9,872
Tokyo Electron Ltd	79,600	4,478	Imperial Tobacco Group PLC	245,436	7,233

		15,059	Souza Cruz SA	23,485	833

					17,938

Soap & Cleaning Products (0.67%)
Reckitt Benckiser Group PLC	193,213	9,598	Transport - Marine (0.08%)
			Inui Steamship Co Ltd	46,500	362
Special Purpose Banks (0.07%)			Pacific Basin Shipping Ltd	424,000	312
Industrial Bank Of Korea	79,900	968	Sincere Navigation	426,000	473

					1,147

Steel - Producers (1.74%)
Angang Steel Co Ltd	460,000	848	Transport - Rail (0.04%)
ArcelorMittal	165,340	5,596	Ansaldo STS SpA	15,647	299
BlueScope Steel Ltd	1,930,372	5,116	Construcciones y Auxiliar de Ferrocarriles SA	689	340

China Steel Corp	449,533	399			639

Cia Siderurgica Nacional SA ADR (a)	20,480	679	Transport - Services (0.06%)
Evraz Group SA	23,608	572	Koninklijke Vopak NV (a)	11,817	797
JFE Holdings Inc	197,400	6,430
JSW Steel Ltd	55,581	881	Transport - Truck (0.32%)
Kyoei Steel Ltd	9,400	210	Seino Holdings Corp	60,000	444
Mechel ADR	37,988	652	Yamato Holdings Co Ltd	281,000	4,145

POSCO ADR	30,082	3,072			4,589

Tung Ho Steel Enterprise Corp	625,318	594	Venture Capital (0.08%)

		25,049	3i Group PLC	276,440	1,190

Steel - Specialty (0.03%)
			Water (0.02%)
Citic Pacific Ltd	187,000	482
			Pennon Group PLC	39,909	297

See accompanying notes

208

     Schedule of Investments Diversified International Fund

October 31, 2009

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation	$ 224,157
Wire & Cable Products (0.03%)			Unrealized Depreciation	(90,557)

Bekaert SA	3,578 $	460	Net Unrealized Appreciation (Depreciation)	133,600
			Cost for federal income tax purposes	1,309,755
Wireless Equipment (0.02%)			All dollar amounts are shown in thousands (000's)
Hitachi Kokusai Electric Inc	31,000	240

TOTAL COMMON STOCKS	$ 1,425,475		Portfolio Summary (unaudited)

			Country	Percent

PREFERRED STOCKS (1.24%)
Commercial Banks (0.41%)			United Kingdom	17.03%
			Japan	15.60%
Banco Bradesco SA	170,849	3,342	Switzerland	7.79%
Itau Unibanco Holding SA	135,821	2,584	France	6.95%

		5,926	Canada	6.88%

			Germany	5.74%
Diversified Minerals (0.49%)			Australia	4.50%
Vale SA	312,580	7,035	Spain	3.70%
			Brazil	2.66%
			Netherlands	2.62%
Electric - Distribution (0.04%)
			Hong Kong	2.43%
Eletropaulo Metropolitana Eletricidade de			Singapore	2.22%
Sao Paulo SA	31,600	596	China	2.21%
			Italy	2.11%
Investment Companies (0.00%)			Korea, Republic Of	2.02%
Lereko Mobility Pty Ltd (a)	3,348	17	Norway	1.97%
			Taiwan, Province Of China	1.93%
			Russian Federation	1.50%
Steel - Producers (0.11%)			Sweden	1.36%
Gerdau SA	70,301	1,060	Greece	1.18%
Usinas Siderurgicas de Minas Gerais SA	21,829	570	Denmark	1.05%

		1,630	India	1.04%

			Belgium	0.79%
Television (0.19%)			South Africa	0.59%
ProSiebenSat.1 Media AG	260,741	2,676	Mexico	0.57%

			Ireland	0.51%
TOTAL PREFERRED STOCKS	$ 17,880		Portugal	0.43%

Total Investments	$ 1,443,355		Luxembourg	0.43%
			Indonesia	0.41%
Liabilities in Excess of Other Assets, Net - (0.01)%		(191)	Turkey	0.37%

TOTAL NET ASSETS - 100.00%	$ 1,443,164		Finland	0.34%

			Poland	0.28%
			Israel	0.27%
			Thailand	0.23%
(a) Non-Income Producing Security			Hungary	0.11%
(b)	Market value is determined in accordance with procedures established in		Malaysia	0.08%
	good faith by the Board of Directors. At the end of the period, the value		Chile	0.06%
	of these securities totaled $3,114 or 0.22% of net assets.		Bermuda	0.05%
(c)	Security exempt from registration under Rule 144A of the Securities Act		Liabilities in Excess of Other Assets, Net	(0.01%)

	of 1933. These securities may be resold in transactions exempt from		TOTAL NET ASSETS	100.00%

	registration, normally to qualified institutional buyers. Unless otherwise
	indicated, these securities are not considered illiquid. At the end of the
	period, the value of these securities totaled $2,676 or 0.19% of net assets.
(d) Security is Illiquid

See accompanying notes

209

Schedule of Investments Equity Income Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.69%)			COMMON STOCKS (continued)
Aerospace & Defense (0.49%)			Diversified Manufacturing Operations
Raytheon Co	210,100 $	9,513	(continued)
			Honeywell International Inc	420,700 $	15,099
Apparel Manufacturers (1.23%)			Parker Hannifin Corp	523,700	27,735
VF Corp	334,300	23,749	Siemens AG ADR	319,800	28,789

					97,499

Applications Software (2.28%)
			Diversified Minerals (1.54%)
Microsoft Corp	1,595,000	44,229
			BHP Billiton Ltd ADR	296,500	19,444
Auto - Car & Light Trucks (0.93%)			Vale SA ADR	403,800	10,293

Daimler AG	372,288	17,956			29,737

			Electric - Integrated (5.67%)
Auto - Medium & Heavy Duty Trucks (0.70%)			FPL Group Inc	813,700	39,953
PACCAR Inc	360,500	13,486	Progress Energy Inc	1,000,400	37,545
			Wisconsin Energy Corp	89,700	3,917
Auto/Truck Parts & Equipment - Original (0.44%)
			Xcel Energy Inc	1,508,300	28,416

Johnson Controls Inc	357,400	8,549
					109,831

Beverages - Non-Alcoholic (1.56%)			Electric Products - Miscellaneous (1.26%)
Coca-Cola Co/The	567,800	30,269	Emerson Electric Co	648,800	24,492

Beverages - Wine & Spirits (0.18%)			Electronic Components - Semiconductors (3.65%)
Diageo PLC ADR	52,300	3,401	Intel Corp	3,034,200	57,983
			Microchip Technology Inc	529,200	12,680

Brewery (0.48%)
					70,663

Molson Coors Brewing Co	190,900	9,348
			Fiduciary Banks (3.55%)
Cellular Telecommunications (1.06%)			Bank of New York Mellon Corp/The	1,621,380	43,226
Vodafone Group PLC ADR	929,562	20,627	Northern Trust Corp	509,800	25,618

					68,844

Chemicals - Diversified (0.56%)
			Food - Miscellaneous/Diversified (1.85%)
EI Du Pont de Nemours & Co	341,000	10,851
			General Mills Inc	108,100	7,126
Commercial Banks (0.79%)			Kraft Foods Inc	1,042,623	28,693

Bank of Nova Scotia	367,500	15,354			35,819

			Food - Retail (0.58%)
Commercial Services - Finance (0.64%)
			Kroger Co/The	489,500	11,322
Automatic Data Processing Inc	313,300	12,469
			Food - Wholesale & Distribution (0.88%)
Computers (1.09%)
			Sysco Corp	644,700	17,052
Hewlett-Packard Co	444,700	21,106
			Gas - Distribution (1.90%)
Consumer Products - Miscellaneous (0.54%)
			Sempra Energy	714,600	36,766
Clorox Co	177,000	10,484
			Industrial Gases (0.61%)
Distribution & Wholesale (1.85%)			Air Products & Chemicals Inc	154,100	11,886
Genuine Parts Co	1,022,041	35,761
			Investment Management & Advisory Services (1.43%)
Diversified Banking Institutions (0.07%)			AllianceBernstein Holding LP	757,887	20,448
JP Morgan Chase & Co	32,900	1,374
			Franklin Resources Inc	69,798	7,303

					27,751

Diversified Manufacturing Operations (5.03%)
3M Co	243,800	17,936
General Electric Co	556,800	7,940

See accompanying notes

210

Schedule of Investments Equity Income Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (0.45%)			Pipelines (continued)
Unum Group	438,000 $	8,738	Spectra Energy Corp	693,900 $	13,267

					44,044

Machinery - Farm (1.32%)
			Property & Casualty Insurance (0.65%)
Deere & Co	561,500	25,576
			Fidelity National Financial Inc	931,319	12,638

Medical - Drugs (8.16%)
			Quarrying (0.39%)
Abbott Laboratories	843,300	42,646
			Vulcan Materials Co	165,400	7,613
Bristol-Myers Squibb Co	1,823,200	39,746
Merck & Co Inc/NJ	645,500	19,965
			Regional Banks (0.62%)
Novartis AG ADR	551,882	28,670	US Bancorp	513,500	11,924
Pfizer Inc	568,345	9,679

Schering-Plough Corp	619,700	17,476	REITS - Healthcare (2.54%)

		158,182	HCP Inc	878,100	25,983

Medical - Generic Drugs (1.48%)			Health Care REIT Inc	525,400	23,312

Teva Pharmaceutical Industries Ltd ADR	566,900	28,617			49,295

			REITS - Mortgage (1.69%)
Medical Instruments (0.38%)			Annaly Capital Management Inc	1,931,400	32,660
Medtronic Inc	206,100	7,358

			REITS - Shopping Centers (0.68%)
Medical Products (1.32%)			Kimco Realty Corp	1,034,800	13,080
Becton Dickinson and Co	73,600	5,031

Johnson & Johnson	346,300	20,449	REITS - Warehouse & Industrial (0.53%)

		25,480	AMB Property Corp	470,900	10,350

Multi-Line Insurance (5.15%)
			Retail - Discount (3.14%)
ACE Ltd	1,072,600	55,089
			Costco Wholesale Corp	276,000	15,690
Allstate Corp/The	827,809	24,478
			Wal-Mart Stores Inc	910,000	45,209

MetLife Inc	595,900	20,279

					60,899

		99,846

			Retail - Drug Store (0.78%)
Multimedia (0.53%)
			CVS Caremark Corp	427,300	15,084
Walt Disney Co/The	377,491	10,332

			Retail - Restaurants (2.10%)
Non-Hazardous Waste Disposal (0.44%)
			McDonald's Corp	692,900	40,611
Waste Management Inc	283,800	8,480

			Savings & Loans - Thrifts (1.37%)
Oil Company - Exploration & Production (1.96%)
			Hudson City Bancorp Inc	2,014,800	26,475
Enerplus Resources Fund	780,400	16,950

Penn West Energy Trust	1,274,200	20,961	Semiconductor Component - Integrated Circuits (1.06%)

		37,911	Taiwan Semiconductor Manufacturing Co

			Ltd ADR	2,155,207	20,561
Oil Company - Integrated (2.90%)
Chevron Corp	312,200	23,896
			Semiconductor Equipment (0.41%)
Marathon Oil Corp	584,100	18,673
			Applied Materials Inc	651,700	7,951
Total SA ADR	225,900	13,570

		56,139	Telecommunication Services (0.95%)

Oil Refining & Marketing (0.44%)			BCE Inc	767,500	18,405
Valero Energy Corp	475,700	8,610
			Telephone - Integrated (4.15%)

Pipelines (2.27%)			AT&T Inc	1,566,100	40,202
Enterprise Products Partners LP	623,718	17,489	Verizon Communications Inc	1,355,800	40,118

Kinder Morgan Energy Partners LP	246,073	13,288			80,320

See accompanying notes

211

Schedule of Investments Equity Income Fund October 31, 2009

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Television (0.76%)			Diversified Banking Institutions (continued)
CBS Corp	1,246,255 $	14,668	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Toys (2.04%)			0.06% dated 10/30/09 maturing 11/02/09
Mattel Inc	2,083,594	39,442	(collateralized by Sovereign Agency
			Issues; $17,705,000; 1.88% - 3.75%; dated
			12/06/10 - 08/24/12)	$ 17,358$	17,358
Transport - Rail (3.19%)
			Investment in Joint Trading Account;
Norfolk Southern Corp	492,900	22,979	Morgan Stanley Repurchase Agreement;
Union Pacific Corp	703,400	38,786	0.06% dated 10/30/09 maturing 11/02/09

		61,765	(collateralized by Sovereign Agency
			Issues; $17,705,000; 0.88% - 4.75%; dated

TOTAL COMMON STOCKS	$ 1,873,242		12/10/10 - 07/01/19)	17,358	17,358

					69,432
PREFERRED STOCKS (0.10%)

Regional Banks (0.04%)			TOTAL REPURCHASE AGREEMENTS	$ 69,432

National City Capital Trust III	37,700	785	Total Investments	$ 1,949,899
			Liabilities in Excess of Other Assets, Net - (0.65)%		(12,509)

Special Purpose Entity (0.06%)
National City Capital Trust IV	47,900	1,171	TOTAL NET ASSETS - 100.00%	$ 1,937,390

TOTAL PREFERRED STOCKS	$ 1,956

	Principal
	Amount	Value	Unrealized Appreciation (Depreciation)
	(000's)	(000's)	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

BONDS (0.26%)			of investments held by the fund as of the period end were as follows:
Telecommunication Services (0.21%)
			Unrealized Appreciation	$ 219,083
Telus Corp
8.00%, 6/ 1/2011	$ 3,775	4,115	Unrealized Depreciation		(192,377)

			Net Unrealized Appreciation (Depreciation)		26,706
Television (0.05%)			Cost for federal income tax purposes		1,923,193
CBS Corp			All dollar amounts are shown in thousands (000's)
7.88%, 9/ 1/2023	950	957

TOTAL BONDS	$ 5,072		Portfolio Summary (unaudited)

			Sector		Percent

U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.01%)			Financial		23.21%
Federal Home Loan Mortgage Corporation			Consumer, Non-cyclical		18.06%
(FHLMC) (0.01%)			Consumer, Cyclical		13.19%
6.50%, 9/ 1/2030	132	143	Industrial		11.74%
			Technology		8.49%
7.00%, 9/ 1/2030	49	54	Communications		7.71%

		197	Energy		7.57%

			Utilities		7.57%
TOTAL U.S. GOVERNMENT & GOVERNMENT			Basic Materials		3.10%
AGENCY OBLIGATIONS	$ 197		Mortgage Securities		0.01%

REPURCHASE AGREEMENTS (3.59%)			Liabilities in Excess of Other Assets, Net		(0.65%)

Diversified Banking Institutions (3.59%)			TOTAL NET ASSETS		100.00%

Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $17,705,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 17,358$	17,358
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$17,705,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	17,358	17,358

See accompanying notes

212

Schedule of Investments Global Diversified Income Fund

October 31, 2009

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (30.81%)				COMMON STOCKS (continued)
Advertising Agencies (0.04%)				Commercial Banks (1.26%)
Omnicom Group Inc	971$		33	Australia & New Zealand Banking Group Ltd	3,593 $	73
				Banco Bilbao Vizcaya Argentaria SA	4,492	80
Aerospace & Defense (0.09%)				Banco Santander SA	9,195	148
General Dynamics Corp	637		40	Bancorpsouth Inc	1,468	33
Raytheon Co	748		34	Bank of Hawaii Corp	586	26

			74	Bank of Montreal (a)	700	33

Aerospace & Defense Equipment (0.06%)				Bank of Novia Scotia (a)	1,800	75
United Technologies Corp	769		47	BB&T Corp	1,471	35
				Commerce Bancshares Inc	1,051	41
Agricultural Operations (0.05%)				Danske Bank A/S	1,016	24
Archer-Daniels-Midland Co	1,265		38	DBS Group Holdings Ltd	7,000	64
				DnB NOR ASA	2,200	25
Audio & Video Products (0.06%)
				Hang Seng Bank Ltd	1,700	24
Sony Corp	1,600		47
				National Bank of Canada	500	26
Auto - Car & Light Trucks (0.22%)				Nordea Bank AB	5,705	61
Bayerische Motoren Werke AG	689		34	Oversea-Chinese Banking Corp Ltd	3,000	16
Honda Motor Co Ltd	1,800		56	Park National Corp	345	20
Nissan Motor Co Ltd	7,700		56	Royal Bank of Canada (a)	1,900	96
Toyota Motor Corp	1,000		39	Standard Chartered PLC	1,149	28

			185	Svenska Handelsbanken AB	1,280	33

				Torinto Dominion Bank (a)	900	52
Brewery (0.03%)				United Bankshares Inc	1,117	20

SABMiller PLC	993		26
						1,033

Building - Heavy Construction (0.05%)				Commercial Services - Finance (0.10%)
Vinci SA	823		43	Deluxe Corp	1,541	22
				Experian PLC	2,990	27
Building & Construction - Miscellaneous (0.03%)				Moody's Corp	1,273	30

Bouygues SA	478		23			79

Building Products - Cement & Aggregate (0.04%)				Computers (0.02%)
Holcim Ltd (a)	463		30	IBM Corp	167	20

Building Products - Doors & Windows (0.08%)				Computers - Memory Devices (0.03%)
Asahi Glass Co Ltd	8,000		67	EMC Corp/Massachusetts (a)	1,706	28

Cable/Satellite TV (0.04%)				Consumer Products - Miscellaneous (0.07%)
Comcast Corp - Class A	1,014		15	Kimberly-Clark Corp	927	57
DISH Network Corp (a)	1,037		18

				Diversified Banking Institutions (0.92%)
			33

				Bank of America Corp	4,687	68
Cellular Telecommunications (0.13%)				Barclays PLC	14,241	75
NTT DoCoMo Inc	21		31	BNP Paribas	942	71
Vodafone Group PLC	35,588		78	Citigroup Inc	14,249	58

			109	Credit Suisse Group AG	936	50

Chemicals - Diversified (0.14%)				Deutsche Bank AG	816	59
Akzo Nobel NV	411		24	Goldman Sachs Group Inc/The	228	39
BASF SE	908		49	HSBC Holdings PLC	15,496	171
PPG Industries Inc	696		39	JP Morgan Chase & Co	2,382	99

			112	Julius Baer Group Ltd	608	23

				Morgan Stanley	732	24

See accompanying notes

213

Schedule of Investments Global Diversified Income Fund

October 31, 2009

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)

Diversified Banking Institutions (continued)				Finance - Leasing Company (0.05%)
Societe Generale	306 $		20	Century Tokyo Leasing Corp	3,500 $		39

			757

				Finance - Other Services (0.04%)
Diversified Financial Services (0.02%)
				Hong Kong Exchanges and Clearing Ltd	1,900		34
Irish Life & Permanent PLC	2,665		19

				Food - Meat Products (0.03%)
Diversified Manufacturing Operations (0.23%)
				Tyson Foods Inc	2,029		25
Actuant Corp	1,554		24

General Electric Co	8,495		121	Food - Retail (0.09%)
Siemens AG	217		20	Safeway Inc	1,938		43

Wartsila Oyj	634		23	SUPERVALU Inc	2,146		34

			188				77

Diversified Minerals (0.08%)				Food - Wholesale & Distribution (0.05%)
BHP Billiton PLC	1,220		33	Sysco Corp	1,692		45
Xstrata PLC	2,525		36

			69	Gas - Distribution (0.07%)

				Atmos Energy Corp	1,112		31
Electric - Integrated (0.48%)
				Just Energy Income Fund	2,100		26

Avista Corp	1,414		27
							57

E.ON AG	2,249		86

EDP - Energias de Portugal SA	7,347		32	Hotels & Motels (0.07%)

Enel SpA	10,401		62	Choice Hotels International Inc	1,800		54

Iberdrola SA	3,172		29

Public Power Corp SA	809		16	Import & Export (0.19%)
				ITOCHU Corp	5,000		32
Public Service Enterprise Group Inc	1,662		50
				Mitsubishi Corp	3,100		66
RWE AG	694		61
				Sumitomo Corp	5,800		56

Xcel Energy Inc	1,567		29

							154

			392

				Instruments - Scientific (0.04%)
Electric - Transmission (0.03%)
				Thermo Fisher Scientific Inc (a)	689		31
National Grid PLC	2,841		28

				Investment Companies (0.07%)
Electronic Components - Semiconductors (0.02%)
				Allied Capital Corp	9,627		30
Intel Corp	882		17
				Ares Capital Corp	2,576		27

Electronics - Military (0.04%)							57

L-3 Communications Holdings Inc	420		30	Life & Health Insurance (0.25%)
				Aviva PLC	8,336		52
Engineering - Research & Development Services (0.11%)
				Conseco Inc (a)	7,014		37
ABB Ltd (a)	1,652		31
				Old Mutual PLC	28,605		50
Monadelphous Group Ltd	5,010		59

				Protective Life Corp	1,732		33
			90

				Unum Group	1,744		35

Enterprise Software & Services (0.08%)							207

CA Inc	1,151		24
				Medical - Drugs (0.61%)
Oracle Corp	1,865		40

				AstraZeneca PLC	1,544		69
			64

				Bristol-Myers Squibb Co	3,094		68

Finance - Investment Banker & Broker (0.06%)				Eisai Co Ltd	900		32

BinckBank N.V.	1,240		25	Endo Pharmaceuticals Holdings Inc (a)	1,321		30

TD Ameritrade Holding Corp (a)	1,165		22	Merck & Co Inc/NJ	2,067		64

			47	Pfizer Inc	6,798		116

				Roche Holding AG	170		27

See accompanying notes

214

Schedule of Investments
Global Diversified Income Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Oil Company - Exploration & Production
Sanofi-Aventis SA	1,288 $	94	(continued)

			EnCana Corp (a)	600 $	33
		500

			NAL Oil & Gas Trust	3,200	34
Medical - HMO (0.06%)			Nexen (a)	1,200	26
UnitedHealth Group Inc	1,900	49	Occidental Petroleum Corp	547	41
			Penn West Energy Trust (a)	2,600	43
Medical - Outpatient & Home Medical Care (0.04%)
			Talisman Energy (a)	1,400	24

Gentiva Health Services Inc (a)	1,383	33
					590

Medical Products (0.10%)			Oil Company - Integrated (0.97%)
Covidien PLC	1,188	50	BP PLC	14,605	137
Johnson & Johnson	582	34	Chevron Corp	1,838	141

		84	ConocoPhillips	1,984	100

Metal - Copper (0.12%)			Exxon Mobil Corp	3,661	262
First Quantum Minerals Ltd	400	27	Husky Energy Inc	1,000	26
Inmet Mining Corp	800	43	Marathon Oil Corp	812	26
Kazakhmys PLC	1,525	27	Royal Dutch Shell PLC - A Shares	1,541	46

		97	Royal Dutch Shell PLC - B Shares	2,199	63

					801

Metal - Diversified (0.08%)
Boliden AB	1,550	19	Oil Refining & Marketing (0.06%)
Rio Tinto Ltd	891	49	Hellenic Petroleum SA	1,536	19

		68	Nippon Oil Corp	6,000	29

					48

Miscellaneous Manufacturers (0.04%)
GWA International Ltd	11,929	30	Paper & Related Products (0.08%)
			International Paper Co	1,543	34
Multi-Line Insurance (0.10%)			Svenska Cellulosa AB	2,581	36

ACE Ltd	817	42			70

Zurich Financial Services	194	44

			Pipelines (5.07%)
		86

			Buckeye Partners LP	5,700	283
Multimedia (0.08%)			Copano Energy LLC	5,250	90
McGraw-Hill Cos Inc/The	1,349	39	DCP Midstream Partners LP	3,800	98
Vivendi	885	24	Enbridge Energy Partners LP	7,300	339

		63	Energy Transfer Equity LP	1,625	46

Networking Products (0.03%)			Energy Transfer Partners LP	9,000	390
Cisco Systems Inc (a)	1,124	26	Enterprise Products Partners LP	6,795	191
			Holly Energy Partners LP	4,000	153
Office Automation & Equipment (0.17%)			Kinder Morgan Management LLC (a)	9,447	442
Canon Inc	2,300	86	Magellan Midstream Partners LP	7,730	300
Pitney Bowes Inc	1,055	26	MarkWest Energy Partners LP	4,135	99
Xerox Corp	3,697	28	NuStar Energy LP	5,315	285

		140	ONEOK Partners LP	6,250	340

			Plains All American Pipeline LP	7,750	371
Oil - Field Services (0.04%)
Technip SA	559	35	Spectra Energy Corp	3,166	61
			Sunoco Logistics Partners LP	4,125	241
Oil Company - Exploration & Production (0.72%)			Targa Resources Partners LP	7,450	148
Apache Corp	389	37	TC Pipelines LP	5,300	207
Canadian Natural Resources (a)	400	26	Western Gas Partners LP	2,500	46
Daylight Resources Trust (a)	4,242	34	Williams Cos Inc	2,232	42

Duncan Energy Partners LP	14,100	292			4,172

See accompanying notes

215

Schedule of Investments Global Diversified Income Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Power Converter & Supply Equipment (0.04%)			REITS - Apartments (continued)
Schneider Electric SA	323 $	34	Northern Property Real Estate Investment
			Trust	2,400$	45
Printing - Commercial (0.03%)			UDR Inc	5,600	80

Dai Nippon Printing Co Ltd	2,000	25			725

			REITS - Diversified (4.32%)
Property & Casualty Insurance (0.12%)
			Australand Property Group	260,400	123
Chubb Corp	881	43
			British Land Co PLC	22,900	177
Travelers Cos Inc/The	1,198	59

			Cambridge Industrial Trust	288,000	95
		102

			CapitaCommercial Trust	38,000	29
Publishing - Periodicals (0.04%)			CapLease Inc	17,500	60
PagesJaunes Groupe SA	2,607	32	Colonial Properties Trust	7,690	81
			Cominar Real Estate Investment Trust	4,200	70
Real Estate Management & Services (0.24%)
			Corio NV	1,800	122
Castellum AB	5,600	52
			Dexus Property Group	196,429	139
Fabege AB	15,600	91
			Digital Realty Trust Inc	2,700	122
PSP Swiss Property AG (a)	1,020	57

			Entertainment Properties Trust	2,500	85
		200

			Eurocommercial Properties NV	1,300	56
Real Estate Operator & Developer (2.60%)			Fonciere Des Regions	1,200	132
Beijing Capital Land Ltd	212,000	89	Gecina SA	730	78
Brookfield Properties Corp (a)	14,300	149	Goodman Group	146,000	78
CapitaLand Ltd	23,000	67	GPT Group	272,000	139
China Resources Land Ltd	16,000	38	Hammerson PLC	20,700	137
FKP Property Group	156,900	97	Kenedix Realty Investment Corp	23	66
GAGFAH SA	5,000	47	Klepierre	2,975	123
Hang Lung Properties Ltd	34,000	128	Land Securities Group PLC	20,100	217
Henderson Land Development Co Ltd	9,000	64	Mirvac Group	81,300	106
Hongkong Land Holdings Ltd	40,000	189	PS Business Parks Inc	682	33
Hysan Development Co Ltd	56,000	165	Segro PLC	26,849	155
New World Development Ltd	45,000	97	Shaftesbury PLC	4,300	27
Renhe Commercial Holdings Co Ltd	618,000	119	Stockland	52,000	173
Sino Land Co Ltd	48,000	91	Unibail-Rodamco SE	2,150	476
Sun Hung Kai Properties Ltd	53,000	803	Vastned Offices/Industrial	3,400	59

		2,143	Vornado Realty Trust	3,829	228

Regional Banks (0.17%)			Washington Real Estate Investment Trust	4,100	109
Wells Fargo & Co	5,130	141	Wereldhave NV	630	62

					3,557

Reinsurance (0.10%)
			REITS - Healthcare (1.07%)
Allied World Assurance Co Holdings Ltd	897	40
			HCP Inc	9,400	278
Muenchener Rueckversicherungs AG	286	46

			Health Care REIT Inc	2,100	93
		86

			National Health Investors Inc	900	27
REITS - Apartments (0.88%)			Nationwide Health Properties Inc	3,800	123
American Campus Communities Inc	1,800	49	Omega Healthcare Investors Inc	8,000	121
Associated Estates Realty Corp	5,300	48	Ventas Inc	5,976	240

AvalonBay Communities Inc	1,000	69			882

Education Realty Trust Inc	15,700	79
			REITS - Hotels (0.25%)
Equity Residential	4,600	133
			Host Hotels & Resorts Inc	15,700	159
Essex Property Trust Inc	1,600	120
			LaSalle Hotel Properties	2,500	43

Home Properties Inc	2,600	102
					202

See accompanying notes

216

Schedule of Investments

Global Diversified Income Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

REITS - Mortgage (0.06%)			REITS - Warehouse & Industrial (continued)

Annaly Capital Management Inc	2,822 $	48	ProLogis	19,914 $		226

						281

REITS - Office Property (1.48%)
			Retail - Apparel & Shoe (0.03%)
Alexandria Real Estate Equities Inc	1,700	92
			Gap Inc/The	1,059		23
Boston Properties Inc	4,277	260

Brandywine Realty Trust	9,686	93
			Retail - Building Products (0.12%)

Corporate Office Properties Trust SBI MD	546	18	Home Depot Inc	2,054		52

Douglas Emmett Inc	4,000	47	Kingfisher PLC	6,118		22

Great Portland Estates PLC	14,800	60	Travis Perkins PLC	2,257		28

ICADE	350	37				102

Japan Real Estate Investment Corp	4	32

Macquarie Office Trust	423,000	118	Retail - Major Department Store (0.03%)
			PPR	233		25
Nippon Building Fund Inc	17	139

Nomura Real Estate Office Fund Inc	17	105
			Retail - Miscellaneous/Diversified (0.05%)
SL Green Realty Corp	2,700	105
			Wesfarmers Ltd	1,652		41
Societe Immobiliere de Location pour
l'Industrie et le Commerce	420	53
			Retail - Office Supplies (0.04%)
Tishman Speyer Office Fund	170,000	56

			Staples Inc	1,391		30
		1,215

REITS - Regional Malls (0.96%)			Retail - Propane Distribution (0.37%)

CBL & Associates Properties Inc	16,329	133	Inergy LP	9,720		301

Macerich Co/The	4,963	148
			Savings & Loans - Thrifts (0.03%)
Simon Property Group Inc	6,042	410
			New York Community Bancorp Inc	2,036		22
Taubman Centers Inc	3,100	95

		786	Storage & Warehousing (0.06%)

REITS - Shopping Centers (2.16%)			Safestore Holdings Plc	20,700		48

Acadia Realty Trust	2,700	43

Developers Diversified Realty Corp	9,069	78	Telecommunication Services (0.03%)

Federal Realty Investment Trust	2,965	175	Singapore Telecommunications Ltd	12,000		25

Fortune Real Estate Investment Trust	197,000	71
			Telephone - Integrated (0.43%)
Japan Retail Fund Investment Corp	34	160
			AT&T Inc	3,437		88
Link REIT/The	52,000	117
			CenturyTel Inc	1,075		35
Lippo-Mapletree Indonesia Retail Trust	244,000	81
			Cincinnati Bell Inc (a)	11,075		34
Macquarie CountryWide Trust	100,000	55
			Nippon Telegraph & Telephone Corp	700		29
Ramco-Gershenson Properties Trust	13,297	117
			Qwest Communications International Inc	3,853		14
RioCan Real Estate Investment Trust	9,400	159
			Swisscom AG	96		35
Tanger Factory Outlet Centers	3,100	118
			Telefonica SA	791		22
Vastned Retail NV	1,000	67
			Verizon Communications Inc	1,923		57
Westfield Group	49,562	537

			Windstream Corp	3,970		38

		1,778

						352

REITS - Single Tenant (0.19%)
			Theaters (0.02%)
National Retail Properties Inc	1,586	31
			Regal Entertainment Group	1,500		19
Realty Income Corp	5,500	127

		158	Tobacco (0.16%)

REITS - Storage (0.35%)			Altria Group Inc	3,023		55

Public Storage	3,900	287	British American Tobacco PLC	617		19
			Lorillard Inc	280		22

REITS - Warehouse & Industrial (0.34%)

AMB Property Corp	2,500	55

See accompanying notes

217

Schedule of Investments Global Diversified Income Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			PREFERRED STOCKS (continued)

Tobacco (continued)			Electric - Integrated (continued)

Reynolds American Inc	718$	35	PPL Capital Funding Inc	6,200 $	152

		131			894

Transport - Equipment & Leasing (0.03%)			Finance - Investment Banker & Broker (2.00%)

Aircastle Ltd	3,042	24	Credit Suisse Guernsey Ltd	27,300	676

			JP Morgan Chase Capital XI	30,000	652

Transport - Marine (0.04%)			Morgan Stanley Capital Trust III	7,600	160

Pacific Basin Shipping Ltd	48,000	35	Morgan Stanley Capital Trust IV	5,900	122

			Morgan Stanley Capital Trust V	2,000	39

Wire & Cable Products (0.04%)
					1,649

Nexans SA	433	31

TOTAL COMMON STOCKS	$ 25,348		Finance - Other Services (0.10%)

			National Rural Utilities Cooperative Finance
PREFERRED STOCKS (15.23%)			Corp 6.10%	1,400	34

Cable/Satellite TV (0.10%)			National Rural Utilities Cooperative Finance
Comcast Corp 6.63%	3,500	80	Corp 6.75%	1,800	45

					79

Cellular Telecommunications (0.16%)
			Investment Management & Advisory Services (0.72%)
US Cellular Corp 7.50%	3,700	87
			Ameriprise Financial Inc	11,100	277
US Cellular Corp 8.75%	1,900	48

			Deutsche Bank Contingent Capital Trust II	10,000	204
		135

			Deutsche Bank Contingent Capital Trust III	5,000	115

Commercial Banks (1.41%)					596

Banesto Holdings Ltd (b)	7,000	156
			Life & Health Insurance (0.62%)
Barclays Bank PLC 6.63%	11,900	240
			Lincoln National Corp 6.75%	9,100	184
Barclays Bank PLC 7.75%	10,300	236
			Prudential PLC 6.50%	3,200	67
BB&T Capital Trust V	3,400	88
			Prudential PLC 6.75%	10,000	217
M&T Capital Trust IV	7,000	176
			Torchmark Capital Trust III	1,800	42

National Bank of Greece SA	9,100	223
					510

VNB Capital Trust I	1,500	37

		1,156	Money Center Banks (0.63%)

			Fleet Capital Trust IX	8,200	145
Diversified Banking Institutions (0.68%)
			Santander Finance Preferred SA Unipersonal	13,700	375

HSBC Holdings PLC 6.20%	25,900	556
					520

Diversified Financial Services (0.68%)			Multi-Line Insurance (0.79%)

Citigroup Capital VII	10,200	203	Aegon NV 6.375%	4,100	68

Citigroup Capital XI	800	13	Allianz SE	16,200	384

General Electric Capital Corp 5.88%	1,900	43	ING Groep NV 7.20%	11,300	200

General Electric Capital Corp 6.00%	4,500	104			652

General Electric Capital Corp 6.05%	2,500	60
			Multimedia (0.37%)
General Electric Capital Corp 6.10%	2,200	52
			Viacom Inc	13,300	305
General Electric Capital Corp 6.45%	3,500	87

		562	Oil Company - Exploration & Production (0.08%)

Electric - Integrated (1.09%)			Nexen Inc	2,900	68

Alabama Power Co - Series II	1,500	38

Dominion Resources Inc/VA	6,500	174	Property & Casualty Insurance (0.24%)
			Arch Capital Group Ltd 7.88%	1,500	35
Entergy Arkansas Inc	1,900	47
			Arch Capital Group Ltd 8.00%	6,800	165

Entergy Mississippi Inc 7.25%	1,000	25
					200

Entergy Texas Inc	10,400	282

FPL Group Capital Inc 8.75%	5,900	166	Regional Banks (1.59%)

Georgia Power Co 6.00%	400	10	Fifth Third Capital Trust VI	2,400	45

			Fifth Third Capital Trust VII	9,400	217

See accompanying notes

218

Schedule of Investments
Global Diversified Income Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Regional Banks (continued)			Telephone - Integrated (continued)
Fleet Capital Trust VIII	7,100 $	144	Telephone & Data Systems Inc 7.60%	6,300 $	145

National City Capital Trust II	3,100	66			202

National City Capital Trust III	1,000	21
			Television (0.54%)
SunTrust Capital IX	4,600	102	CBS Corp 6.75%	11,400	237
USB Capital VI	4,300	90	CBS Corp 7.25%	9,600	206

USB Capital VII	13,100	275			443
USB Capital XII	1,800	40

Wachovia Capital Trust IV	1,900	41	TOTAL PREFERRED STOCKS	$ 12,529

Wachovia Capital Trust IX	9,400	200		Principal
Wachovia Capital Trust X	2,400	59		Amount	Value
Wells Fargo Capital IX	400	8		(000's)	(000's)

		1,308	BONDS (46.85%)

			Advertising Agencies (0.40%)
Reinsurance (0.15%)
			MDC Partners Inc
RenaissanceRe Holdings Ltd - Series B	5,300	123
			11.00%, 11/ 1/2016 (b)	$ 325	325
REITS - Diversified (0.42%)
			Aerospace & Defense (0.30%)
Vornado Realty LP (a)	9,200	221
			Global Aviation Holdings Ltd
Vornado Realty Trust - Series G	2,900	59	14.00%, 8/15/2013 (b)	250	248
Vornado Realty Trust - Series I	3,200	66

		346	Airlines (1.71%)

			American Airlines Pass Through Trust 2001-02
REITS - Shopping Centers (1.00%)
			7.86%, 10/ 1/2011	230	229
Kimco Realty Corp 6.65%	7,600	154
			American Airlines Pass Through Trust 2009-1A
Kimco Realty Corp 7.75%	8,100	189	10.38%, 7/ 2/2019	175	186
Regency Centers Corp 7.25%	1,500	33	Delta Air Lines Inc
Regency Centers Corp 7.45%	8,100	180	7.92%, 5/18/2012	250	243
Weingarten Realty Investors 6.75%	1,600	32	12.25%, 3/15/2015 (b)	250	236
Weingarten Realty Investors 8.10% (a)	11,200	232	6.72%, 1/ 2/2023	341	297

		820	United Air Lines Inc

			10.40%, 5/ 1/2018	215	219

REITS - Storage (0.67%)
Public Storage Inc 6.60%; Series C	20,000	431			1,410

Public Storage Inc 6.75%; Series L	1,600	35	Beverages - Wine & Spirits (0.53%)
Public Storage Inc 6.95%; Series H	3,600	82	Constellation Brands Inc

		548	8.38%, 12/15/2014	370	390

			7.25%, 9/ 1/2016	45	45

Special Purpose Entity (0.94%)
					435

Corporate-Backed Trust Certificates 7.63%	3,400	87
Corporate-Backed Trust Certificates - Series			Cable/Satellite TV (0.44%)
BMY	900	22	CSC Holdings Inc/United States
CORTS Trust for Bristol Meyers Squibb	2,800	72	8.50%, 4/15/2014 (b)	20	21
Deutsche Bank Capital Funding Trust IX	4,200	88	Kabel Deutschland GmbH
Deutsche Bank Capital Funding Trust X	5,900	133	10.63%, 7/ 1/2014	165	174
National City Capital Trust IV	9,200	225	UPC Holding BV
			9.88%, 4/15/2018 (b)	155	164

PreferredPlus TR-CCR1 6.00%; Series GSC3	1,600	33
					359

PreferredPlus TR-CCR1 6.00%; Series GSC4	2,900	59
PreferredPlus TR-CCR1 7.63%; Series VER1	2,300	58	Casino Hotels (0.38%)

		777	Harrah's Operating Escrow LLC / Harrah's

			Escrow Corp
Telephone - Integrated (0.25%)			11.25%, 6/ 1/2017 (b)	10	10
AT&T Inc	2,200	57	MGM Mirage
			8.50%, 9/15/2010	210	208

See accompanying notes

219

Schedule of Investments Global Diversified Income Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Casino Hotels (continued)			Computer Services (continued)
MGM Mirage (continued)			Sungard Data Systems Inc
13.00%, 11/15/2013 (b)	$ 65 $	74	10.25%, 8/15/2015	$ 140 $		144

10.38%, 5/15/2014 (b)	15	16				491

		308

			Computers - Memory Devices (0.19%)
Casino Services (0.33%)			Seagate Technology HDD Holdings
Peninsula Gaming LLC			6.80%, 10/ 1/2016	100		98
8.38%, 8/15/2015 (b)	70	69	Seagate Technology International/Cayman
10.75%, 8/15/2017 (b)	175	174	Islands
			10.00%, 5/ 1/2014 (b)	55		61

Snoqualmie Entertainment Authority
9.13%, 2/ 1/2015 (b)	50	26				159

		269	Containers - Metal & Glass (0.16%)

Cellular Telecommunications (1.84%)			Ball Corp
			7.38%, 9/ 1/2019	130		133
America Movil SAB de CV
5.63%, 11/15/2017	40	41
			Containers - Paper & Plastic (0.33%)
Centennial Communications Corp
6.04%, 1/ 1/2013 (c)	60	59	Graphic Packaging International Inc
			9.50%, 6/15/2017 (b)	80		84
Cricket Communications Inc
9.38%, 11/ 1/2014	135	131	9.50%, 6/15/2017 (b)	70		74
7.75%, 5/15/2016 (b)	100	100	Norampac Industries Inc
			6.75%, 6/ 1/2013	65		63
Digicel Group Ltd
12.00%, 4/ 1/2014 (b)	35	39	Plastipak Holdings Inc
			10.63%, 8/15/2019 (b)	45		49

9.13%, 1/15/2015 (b)	525	504
						270

Nextel Communications Inc
7.38%, 8/ 1/2015	250	222	Cruise Lines (0.37%)
VIP Finance Ireland Ltd for OJSC Vimpel			Royal Caribbean Cruises Ltd
Communications			6.88%, 12/ 1/2013	325		308
8.38%, 4/30/2013 (b)	100	103
9.13%, 4/30/2018 (b)	300	313	Data Processing & Management (0.30%)

		1,512	First Data Corp

			9.88%, 9/24/2015	270		249
Chemicals - Diversified (0.09%)
Dow Chemical Co/The			Direct Marketing (0.31%)
8.55%, 5/15/2019	65	74
			Affinion Group Inc
			10.13%, 10/15/2013	250		256
Coal (0.33%)
Adaro Indonesia PT			Distribution & Wholesale (0.28%)
7.63%, 10/22/2019 (b)	100	99
			VWR Funding Inc
Arch Coal Inc			11.25%, 7/15/2015	250		234
8.75%, 8/ 1/2016 (b)	170	174

		273	Diversified Banking Institutions (0.66%)

Commercial Banks (1.15%)			Bank of America Corp
			5.42%, 3/15/2017	125		122
Banco do Brasil SA
8.50%, 12/31/2020 (b)	420	432	BNP Paribas
			7.20%, 6/29/2049 (b)	400		366
Halyk Savings Bank of Kazakhstan JSC
7.25%, 5/ 3/2017 (b)	210	175	GMAC Inc
			7.75%, 1/19/2010 (b)	55		55

VTB Capital SA
6.61%, 10/31/2012 (b)	125	127				543

6.88%, 5/29/2018 (b)	210	208	Diversified Financial Services (0.52%)

		942	TNK-BP Finance SA

			6.63%, 3/20/2017 (b)	450		429
Computer Services (0.60%)
Stream Global Services Inc
11.25%, 10/ 1/2014 (b)	350	347

See accompanying notes

220

Schedule of Investments
Global Diversified Income Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Diversified Minerals (0.69%)			Finance - Credit Card (0.16%)
Teck Cominco Ltd			Discover Financial Services
7.00%, 9/15/2012	$ 25 $	26	6.45%, 6/12/2017	$ 140 $		132
Teck Resources Ltd
9.75%, 5/15/2014	50	56	Finance - Investment Banker & Broker (0.58%)
10.25%, 5/15/2016	95	110	E*Trade Financial Corp
10.75%, 5/15/2019	260	303	7.38%, 9/15/2013	145		130
Vale Overseas Ltd			Jefferies Group Inc
5.63%, 9/15/2019	75	75	8.50%, 7/15/2019	250		271

		570	UBS Preferred Funding Trust V

			6.24%, 5/29/2049	95		75

Diversified Operations (0.32%)						476

Susser Holdings LLC / Susser Finance Corp
10.63%, 12/15/2013	250	259	Finance - Other Services (0.12%)
			Icahn Enterprises LP / Icahn Enterprises
Diversified Operations & Commercial Services (0.39%)			Finance Corp
			7.13%, 2/15/2013	100		98
Aramark Corp
8.50%, 2/ 1/2015	315	318
			Gambling (Non-Hotel) (0.40%)
Electric - Generation (1.94%)			Pinnacle Entertainment Inc
			7.50%, 6/15/2015	105		94
AES Corp/The
9.75%, 4/15/2016 (b)	300	327	River Rock Entertainment Authority/The
			9.75%, 11/ 1/2011	250		232

Elwood Energy LLC
8.16%, 7/ 5/2026	228	203				326

Indiantown Cogeneration LP			Hotels & Motels (0.23%)
9.26%, 12/15/2010	145	146	Wyndham Worldwide Corp
Korea Hydro & Nuclear Power Co Ltd			9.88%, 5/ 1/2014	170		187
6.25%, 6/17/2014 (b)	125	134
Midwest Generation LLC			Independent Power Producer (0.52%)
8.56%, 1/ 2/2016	376	382	NRG Energy Inc
Reliant Energy Mid-Atlantic Power Holdings			7.25%, 2/ 1/2014	255		253
LLC			8.50%, 6/15/2019	175		177

9.24%, 7/ 2/2017	378	405

						430

		1,597

			Insurance Brokers (0.27%)
Electric - Integrated (0.37%)			USI Holdings Corp
CMS Energy Corp			9.75%, 5/15/2015 (b)	250		223
8.75%, 6/15/2019	25	28
FPL Group Capital Inc			Investment Companies (0.68%)
7.30%, 9/ 1/2067 (c)	200	197	Allied Capital Corp
Texas Competitive Electric Holdings Co LLC			6.63%, 7/15/2011	440		399
10.25%, 11/ 1/2015 (c)	110	78	6.00%, 4/ 1/2012	195		163

		303				562

Finance - Auto Loans (0.12%)			Investment Management & Advisory Services (0.38%)
Ford Motor Credit Co LLC			Janus Capital Group Inc
8.00%, 6/ 1/2014	105	102	6.95%, 6/15/2017 (c)	100		95
			Nuveen Investments Inc
Finance - Commercial (0.06%)			10.50%, 11/15/2015 (b)	250		221

CIT Group Inc
						316

0.00%, 2/ 1/2010 (a)	25	16
0.00%, 2/13/2014 (a)	45	29	Life & Health Insurance (0.89%)

		45	Lincoln National Corp

			7.00%, 5/17/2066 (c)	275		226
			Nationwide Financial Services
			6.75%, 5/15/2037	250		189

See accompanying notes

221

Schedule of Investments
Global Diversified Income Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Life & Health Insurance (continued)			Mortgage Backed Securities (continued)
Prudential Financial Inc			Credit Suisse Mortgage Capital Certificates
8.88%, 6/15/2038 (c)	$ 300 $	319	(continued)

		734	5.85%, 3/15/2039	$ 200 $	176

			5.72%, 6/15/2039 (c)	375	310
Machinery - General Industry (0.40%)
			GMAC Commercial Mortgage Securities Inc
CPM Holdings Inc			7.84%, 8/16/2033	350	354
10.63%, 9/ 1/2014 (b)	100	104
			GS Mortgage Securities Corp II
Douglas Dynamics LLC			5.81%, 8/10/2045 (c)	450	378
7.75%, 1/15/2012 (b)	250	228

			LB-UBS Commercial Mortgage Trust
		332	7.70%, 7/15/2032	350	352

Medical - Biomedical/Gene (0.04%)			5.88%, 6/15/2038 (c)	400	394
Bio-Rad Laboratories Inc			5.86%, 7/15/2040 (c)	445	382
8.00%, 9/15/2016 (b)	30	31	Wachovia Bank Commercial Mortgage Trust
			5.37%, 11/15/2048	200	111

Medical - Drugs (0.12%)					3,947

Axcan Intermediate Holdings Inc
9.25%, 3/ 1/2015	50	53	Motion Pictures & Services (0.23%)
Elan Finance PLC/Elan Finance Corp			Lions Gate Entertainment Inc
4.44%, 11/15/2011 (c)	45	42	10.25%, 11/ 1/2016 (b)	195	191

		95

			Music (0.39%)
Medical - Hospitals (0.35%)			WMG Acquisition Corp
Community Health Systems Inc			9.50%, 6/15/2016 (b)	100	107
8.88%, 7/15/2015	100	103	WMG Holdings Corp
HCA Inc			0.00%, 12/15/2014 (c)	220	218

9.63%, 11/15/2016	100	106			325

9.88%, 2/15/2017 (b)	10	11
			Mutual Insurance (0.27%)
HCA Inc/DE
			Liberty Mutual Group Inc
8.50%, 4/15/2019 (b)	65	69

			10.75%, 6/15/2058 (b)(c)	210	220
		289

Medical - Outpatient & Home Medical Care (0.38%)			Oil Company - Exploration & Production (3.69%)
Apria Healthcare Group Inc			Atlas Energy Operating Co LLC / Atlas Energy
12.38%, 11/ 1/2014 (b)	250	272	Finance Corp
			12.13%, 8/ 1/2017	250	273
Select Medical Corp
7.63%, 2/ 1/2015	40	38	Chesapeake Energy Corp

			9.50%, 2/15/2015	50	54
		310

			Denbury Resources Inc
Medical Products (0.33%)			9.75%, 3/ 1/2016	145	156
Biomet Inc			Gaz Capital SA
11.63%, 10/15/2017	250	274	7.51%, 7/31/2013 (b)	350	373
			7.29%, 8/16/2037 (b)	100	93
Mortgage Backed Securities (4.80%)			KazMunaiGaz Finance Sub BV
Banc of America Commercial Mortgage Inc			9.13%, 7/ 2/2018 (b)	425	467
5.17%, 9/10/2047	200	202
			Linn Energy LLC
5.49%, 2/10/2051	205	181	9.88%, 7/ 1/2018	140	143
Bear Stearns Commercial Mortgage Securities			McMoRan Exploration Co
8.19%, 2/15/2010	350	350	11.88%, 11/15/2014	250	252
Citigroup / Deutsche Bank Commercial			OPTI Canada Inc
Mortgage Trust			7.88%, 12/15/2014	90	70
5.89%, 11/15/2044	300	297
			Petrohawk Energy Corp
Commercial Mortgage Loan Trust			9.13%, 7/15/2013	340	352
6.02%, 9/10/2017 (c)	460	396
			10.50%, 8/ 1/2014	35	38
Credit Suisse Mortgage Capital Certificates
			Petroleum Development Corp
5.73%, 2/15/2039	100	64
			12.00%, 2/15/2018	112	112

See accompanying notes

222

Schedule of Investments
Global Diversified Income Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Oil Company - Exploration & Production			REITS - Healthcare (0.05%)
(continued)			Ventas Realty LP / Ventas Capital Corp
Pioneer Natural Resources Co			6.50%, 6/ 1/2016	$ 45 $	43
6.65%, 3/15/2017	$ 180 $	172
Plains Exploration & Production Co			Rental - Auto & Equipment (0.10%)
10.00%, 3/ 1/2016	155	166	Hertz Corp/The
Quicksilver Resources Inc			8.88%, 1/ 1/2014	80	81
11.75%, 1/ 1/2016	65	72
Stone Energy Corp			Research & Development (0.28%)
8.25%, 12/15/2011	250	240	Catalent Pharma Solutions Inc

		3,033	9.50%, 4/15/2015	263	229

Oil Company - Integrated (0.65%)
			Retail - Discount (0.11%)
Ecopetrol SA
			Dollar General Corp
7.63%, 7/23/2019	130	142
			11.88%, 7/15/2017	80	90
Petrobras International Finance Co
7.88%, 3/15/2019	350	395

			Retail - Drug Store (0.26%)
		537	Rite Aid Corp

Oil Refining & Marketing (0.07%)			9.75%, 6/12/2016	120	130
Tesoro Corp/Texas			10.38%, 7/15/2016	85	85

6.63%, 11/ 1/2015	65	60			215

			Retail - Perfume & Cosmetics (0.32%)
Paper & Related Products (0.44%)
			Sally Holdings LLC/Sally Capital Inc
Cascades Inc
			10.50%, 11/15/2016	250	265
7.25%, 2/15/2013	85	83
Domtar Corp
			Retail - Regional Department Store (0.18%)
10.75%, 6/ 1/2017	155	178
			Neiman Marcus Group Inc/The
Inversiones CMPC SA			9.00%, 10/15/2015	169	150
6.13%, 11/ 5/2019 (b)(d)(e)	100	99

		360	Retail - Restaurants (1.28%)

Physician Practice Management (0.17%)			Arcos Dorados BV
US Oncology Inc			7.50%, 10/ 1/2019 (b)	300	289
9.13%, 8/15/2017 (b)	130	137	Dave & Buster's Inc
			11.25%, 3/15/2014	250	253
Pipelines (0.51%)			El Pollo Loco Inc
Copano Energy LLC / Copano Energy Finance			11.75%, 12/ 1/2012 (b)	250	263
Corp			Landry's Restaurants Inc
8.13%, 3/ 1/2016	140	137	14.00%, 8/15/2011	250	251

Dynegy Holdings Inc					1,056

8.38%, 5/ 1/2016	250	233
			Rubber - Tires (0.09%)
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp			Goodyear Tire & Rubber Co/The
6.88%, 11/ 1/2014 (b)	20	19	10.50%, 5/15/2016	70	76
8.75%, 4/15/2018	30	30

			Satellite Telecommunications (1.04%)
		419

			DigitalGlobe Inc
Publishing - Periodicals (0.11%)			10.50%, 5/ 1/2014 (b)	195	211
Nielsen Finance LLC / Nielsen Finance Co			GeoEye Inc
10.00%, 8/ 1/2014	45	46	9.63%, 10/ 1/2015 (b)	250	258
11.50%, 5/ 1/2016	45	48	Intelsat Bermuda Ltd

		94	11.25%, 2/ 4/2017 (b)(c)	220	219

			Intelsat Subsidiary Holding Co Ltd
Real Estate Operator & Developer (0.18%)
			8.88%, 1/15/2015 (b)	95	95
Country Garden Holdings Co
11.75%, 9/10/2014 (b)	145	145

See accompanying notes

223

Schedule of Investments
Global Diversified Income Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Satellite Telecommunications (continued)			Steel - Producers (0.88%)
Telesat Canada / Telesat LLC			Evraz Group SA
11.00%, 11/ 1/2015	$ 65 $	71	9.50%, 4/24/2018 (b)	$ 460 $	453

		854	Steel Dynamics Inc

			6.75%, 4/ 1/2015	190	180
Seismic Data Collection (0.07%)
			8.25%, 4/15/2016 (b)(c)	90	91

Cie Generale de Geophysique-Veritas
9.50%, 5/15/2016 (b)	55	58			724

			Telecommunication Services (1.09%)
Sovereign (4.60%)			Globo Comunicacoe e Participacoes SA
Brazilian Government International Bond			7.25%, 4/26/2022 (b)	100	104
5.88%, 1/15/2019	200	211	Telcordia Technologies Inc
Colombia Government International Bond			4.03%, 7/15/2012 (b)(c)	185	160
7.38%, 9/18/2037	245	271	West Corp
6.13%, 1/18/2041	100	95	9.50%, 10/15/2014	250	250
El Salvador Government International Bond			Wind Acquisition Finance SA
7.65%, 6/15/2035 (b)	190	190	11.75%, 7/15/2017 (b)	340	384

Indonesia Government International Bond					898

11.63%, 3/ 4/2019 (b)	100	138
			Telephone - Integrated (2.50%)
7.75%, 1/17/2038 (b)	230	248
			Axtel SAB de CV
Panama Government International Bond
			9.00%, 9/22/2019 (b)	433	446
7.25%, 3/15/2015	90	100
			Frontier Communications Corp
Peruvian Government International Bond
			8.13%, 10/ 1/2018	250	251
7.13%, 3/30/2019	382	434
			Level 3 Financing Inc
Philippine Government International Bond
			9.25%, 11/ 1/2014	210	187
8.38%, 6/17/2019	100	121
			Sprint Nextel Corp
Poland Government International Bond
			6.00%, 12/ 1/2016	250	215
6.38%, 7/15/2019	465	512
			8.38%, 8/15/2017	200	193
Republic of Lithuania
6.75%, 1/15/2015 (b)	100	101	Telemar Norte Leste SA
			9.50%, 4/23/2019 (b)	320	377
Republic of Turkey
7.50%, 11/ 7/2019	100	113	Windstream Corp
			8.63%, 8/ 1/2016	375	385

Russian Foreign Bond - Eurobond
7.50%, 3/31/2030 (b)	56	63			2,054

United Mexican States			Theaters (0.06%)
5.95%, 3/19/2019	172	180	AMC Entertainment Inc
Uruguay Government International Bond			11.00%, 2/ 1/2016	50	52
6.88%, 9/28/2025	228	236
Venezuela Government International Bond			Transport - Services (0.18%)
8.50%, 10/ 8/2014	725	618	TGI International Ltd
9.25%, 9/15/2027	142	113	9.50%, 10/ 3/2017 (b)	135	144
9.38%, 1/13/2034	60	43

		3,787	Travel Services (0.30%)

			Travelport LLC
Special Purpose Entity (0.77%)			9.88%, 9/ 1/2014	250	246
AES Red Oak LLC
8.54%, 11/30/2019	200	190	Wire & Cable Products (0.22%)
CEVA Group PLC			Coleman Cable Inc
11.63%, 10/ 1/2016 (b)	300	304	9.88%, 10/ 1/2012	185	184

Chukchansi Economic Development Authority			TOTAL BONDS		$ 38,546

4.91%, 11/15/2012 (b)(c)	155	96
Piper Jaffray Equipment Trust Securities			SENIOR FLOATING RATE INTERESTS (3.44%)
6.00%, 9/10/2011 (b)(d)	46	46	Auto - Car & Light Trucks (0.70%)

		636	Ford Motor Co, Term Loan B

			3.29%, 12/16/2013 (c)	644	572

See accompanying notes

224

Schedule of Investments
Global Diversified Income Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			REPURCHASE AGREEMENTS (1.89%)
Auto - Medium & Heavy Duty Trucks (0.10%)			Diversified Banking Institutions (1.89%)
Oshkosh Truck Corp, Term Loan B			Investment in Joint Trading Account; Bank
6.32%, 12/ 6/2013 (c)	$ 86 $	86	of America Repurchase Agreement; 0.06%
			dated 10/30/09 maturing 11/02/09
Casino Hotels (0.59%)			(collateralized by Sovereign Agency
			Issues; $396,000; 0.00% - 5.75%; dated
Harrah's Operating Co Inc, Term Loan
			11/02/09 - 07/15/32)	$ 388$	388
0.00%, 10/23/2016 (c)(f)	500	489
			Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.06%
Electric - Integrated (0.46%)			dated 10/30/09 maturing 11/02/09
Texas Competitive Electric Holdings			(collateralized by US Treasury Notes;
Company, Term Loan B3			$396,000; 1.38% - 2.00%; dated 02/28/10
3.75%, 10/10/2014 (c)	495	379	- 09/15/12)	388	388
			Investment in Joint Trading Account;
Electronic Components - Semiconductors (0.33%)			Deutsche Bank Repurchase Agreement;
Freescale Semiconductor Inc, Term Loan B			0.06% dated 10/30/09 maturing 11/02/09
2.00%, 12/ 1/2013 (c)	339	275	(collateralized by Sovereign Agency
			Issues; $396,000; 1.88% - 3.75%; dated
Medical Products (0.38%)			12/06/10 - 08/24/12)	388	388
Biomet Inc, Term Loan B			Investment in Joint Trading Account;
3.28%, 3/25/2015 (c)	327	313	Morgan Stanley Repurchase Agreement;
			0.06% dated 10/30/09 maturing 11/02/09
			(collateralized by Sovereign Agency
Medical-Outptnt/Home Med (0.07%)			Issues; $396,000; 0.88% - 4.75%; dated
Select Medical Corp, Term Loan			12/10/10 - 07/01/19)	388	388

2.41%, 2/24/2012 (c)	55	53			1,552

Property & Casualty Insurance (0.23%)			TOTAL REPURCHASE AGREEMENTS	$ 1,552

Asurion Corp, Term Loan B			Total Investments	$ 80,930
3.24%, 7/ 7/2014 (c)	200	189
			Other Assets in Excess of Liabilities, Net - 1.63%		1,341

Rental - Auto & Equipment (0.22%)			TOTAL NET ASSETS - 100.00%	$ 82,271

Rental Services Corp, Term Loan
3.82%, 11/30/2013 (c)	200	180
			(a) Non-Income Producing Security
Retail - Drug Store (0.06%)			(b)	Security exempt from registration under Rule 144A of the Securities Act
			of 1933. These securities may be resold in transactions exempt from
Rite Aid Corp, Term Loan
			registration, normally to qualified institutional buyers. Unless otherwise
9.50%, 6/ 5/2015 (c)	45	46
			indicated, these securities are not considered illiquid. At the end of the
			period, the value of these securities totaled $13,467 or 16.37% of net
Telecommunication Services (0.30%)			assets.
Clearwire Corp, Term Loan			(c)	Variable Rate. Rate shown is in effect at October 31, 2009.
0.00%, 5/28/2011 (c)(f)	126	124	(d)	Market value is determined in accordance with procedures established in
0.00%, 5/28/2011 (c)(f)	124	123	good faith by the Board of Directors. At the end of the period, the value

		247	of these securities totaled $145 or 0.18% of net assets.
			(e)	Security purchased on a when-issued basis.

TOTAL SENIOR FLOATING RATE INTERESTS	$ 2,829		(f)	This Senior Floating Rate Note will settle after October 31, 2009, at

			which time the interest rate will be determined.
CONVERTIBLE BONDS (0.15%)

Identification Systems - Development (0.15%)			Unrealized Appreciation (Depreciation)
L-1 Identity Solutions Inc			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
3.75%, 5/15/2027	140	126	of investments held by the fund as of the period end were as follows:

TOTAL CONVERTIBLE BONDS	$ 126

			Unrealized Appreciation	$ 9,411
			Unrealized Depreciation		(1,088)

			Net Unrealized Appreciation (Depreciation)		8,323
			Cost for federal income tax purposes		72,607
			All dollar amounts are shown in thousands (000's)
See accompanying notes

225

Schedule of Investments
Global Diversified Income Fund
October 31, 2009
Portfolio Summary (unaudited)

Country	Percent

United States	62.92%
United Kingdom	4.30%
Canada	2.70%
Luxembourg	2.57%
Netherlands	2.29%
Australia	2.28%
Hong Kong	2.17%
France	2.13%
Bermuda	1.48%
Japan	1.45%
Brazil	1.37%
Switzerland	1.28%
Cayman Islands	1.12%
Germany	1.11%
Venezuela	0.94%
Mexico	0.81%
Spain	0.79%
Ireland	0.67%
Poland	0.62%
Colombia	0.62%
Indonesia	0.59%
Singapore	0.54%
Peru	0.53%
Liberia	0.37%
Sweden	0.35%
Greece	0.31%
Uruguay	0.29%
China	0.25%
El Salvador	0.23%
Guernsey	0.19%
Korea, Republic Of	0.16%
Philippines	0.15%
Turkey	0.14%
Lithuania	0.12%
Panama	0.12%
Chile	0.12%
Russian Federation	0.08%
Italy	0.08%
Portugal	0.04%
Norway	0.03%
Denmark	0.03%
Finland	0.03%
Other Assets in Excess of Liabilities, Net	1.63%

TOTAL NET ASSETS	100.00%

See accompanying notes

226

Schedule of Investments Global Real Estate Securities Fund

October 31, 2009

	Shares	Value			Shares	Value

	Held	(000's)			Held	(000's)

COMMON STOCKS (98.13%)				COMMON STOCKS (continued)

Hotels & Motels (0.19%)				Real Estate Operator & Developer (continued)

Choice Hotels International Inc	515 $		15	Unite Group PLC	7,184 $	31

						2,151

Private Corrections (0.78%)
				REITS - Apartments (4.37%)
Corrections Corp of America (a)	2,679		64
				American Campus Communities Inc	769	21

Publicly Traded Investment Fund (2.52%)				AvalonBay Communities Inc	298	20

iShares Cohen & Steers Realty Majors Index				Boardwalk Real Estate Investment Trust (a)	1,000	34

Fund	4,225		195	Education Realty Trust Inc	5,206	26

ProLogis European Properties	1,691		11	Equity Residential	2,108	61

			206	Essex Property Trust Inc	1,005	76

Real Estate Management & Services (6.01%)				Home Properties Inc	1,219	48

Aeon Mall Co Ltd	1,719		36	Northern Property Real Estate Investment
				Trust	1,650	31
CA Immobilien Anlagen AG (a)	1,663		25
				UDR Inc	2,845	41

Castellum AB	3,750		35
						358

Citycon Oyj	6,313		28

Conwert Immobilien Invest SE (a)	2,581		31	REITS - Diversified (23.71%)

Fabege AB	3,481		20	Australand Property Group	101,526	48

Goldcrest Co Ltd	990		30	British Land Co PLC	8,865	68

Jones Lang LaSalle Inc	618		29	Cambridge Industrial Trust - A (a)(b)(c)	94,000	31

Mitsubishi Estate Co Ltd	13,677		207	Cambridge Industrial Trust	93,000	31

Sponda OYJ	3,576		13	Canadian Real Estate Investment Trust	1,700	40

Swiss Prime Site AG (a)	700		38	Champion REIT	108,000	45

			492	Colonial Properties Trust	5,070	53

				Cominar Real Estate Investment Trust	1,200	20
Real Estate Operator & Developer (26.27%)
				Corio NV	1,250	85
Brookfield Properties Corp (a)	5,400		56
				Derwent London PLC	1,545	31
CapitaLand Ltd	35,868		104
				Dexus Property Group	105,849	75
Central China Real Estate Ltd	123,260		34
				Digital Realty Trust Inc	1,134	51
China Overseas Land & Investment Ltd	43,274		93
				Duke Realty Corp	4,740	53
China Resources Land Ltd	56,716		137
				Eurocommercial Properties NV	860	37
CLS Holdings PLC (a)	1,753		13
				Fonciere Des Regions	509	56
Filinvest Land Inc	1,229,000		23
				Goodman Group	49,946	27
FKP Property Group	89,220		55
				GPT Group	88,086	45
GAGFAH SA	1,935		18
				H&R Real Estate Investment Trust	3,600	44
Grainger PLC	3,831		18
				Hammerson PLC	13,450	89
Hang Lung Group Ltd	15,000		75
				Kenedix Realty Investment Corp	16	46
Henderson Land Development Co Ltd	24,000		170
				Klepierre	1,657	69
Hongkong Land Holdings Ltd	35,033		166
				Land Securities Group PLC	8,324	90
Mitsui Fudosan Co Ltd	15,393		249
				Liberty International PLC	4,970	37
New World Development Ltd	46,578		100
				Mirvac Real Estate Investment Trust	249,781	112
Norwegian Property ASA	13,127		25
				PS Business Parks Inc	770	38
NTT Urban Development Corp	40		32
				Segro PLC	14,285	82
Patrizia Immobilien AG (a)	1,280		7
				Shaftesbury PLC	1,863	12
Quintain Estates & Development PLC	3,329		11
				Stockland	29,777	99
Renhe Commercial Holdings Co Ltd	252,925		49
				Unibail-Rodamco SE	1,344	298
Shenzhen Investment Ltd	72,000		28
				Vastned Offices/Industrial	491	9
Shimao Property Holdings Ltd	58,780		109
				Vornado Realty Trust	1,697	101
Sumitomo Realty & Development Co Ltd	3,647		69
				Wereldhave NV	208	20

Sun Hung Kai Properties Ltd	29,087		441
						1,942

Tokyo Tatemono Co Ltd	8,000		38

See accompanying notes

227

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Healthcare (4.74%)			REITS - Shopping Centers (continued)
HCP Inc	4,488 $	133	RioCan Real Estate Investment Trust	3,300 $	56
Health Care REIT Inc	597	26	Tanger Factory Outlet Centers	967	37
National Health Investors Inc	476	14	Vastned Retail NV	403	27
Nationwide Health Properties Inc	2,076	67	Westfield Group	26,767	290

Omega Healthcare Investors Inc	3,247	49			755

Ventas Inc	2,457	99

			REITS - Single Tenant (0.61%)
		388	Realty Income Corp	2,164	50

REITS - Hotels (2.17%)
DiamondRock Hospitality Co	4,637	35	REITS - Storage (2.16%)
Hospitality Properties Trust	2,734	53	Big Yellow Group PLC	4,465	28
Host Hotels & Resorts Inc	4,834	49	Public Storage	2,020	149

LaSalle Hotel Properties	2,370	41			177

		178	REITS - Warehouse & Industrial (1.33%)

REITS - Manufactured Homes (0.77%)			AMB Property Corp	1,081	24
Equity Lifestyle Properties Inc	1,352	63	ProLogis	7,526	85

					109

REITS - Office Property (8.16%)			Storage & Warehousing (0.33%)
Alexandria Real Estate Equities Inc	883	48	Safestore Holdings Plc	11,602	27

Alstria Office REIT-AG	1,946	20
			TOTAL COMMON STOCKS	$ 8,036

Boston Properties Inc	2,403	146
				Principal
Brandywine Realty Trust	4,114	39
Cofinimmo	217	31		Amount	Value
				(000's)	(000's)

Douglas Emmett Inc	2,164	26
			REPURCHASE AGREEMENTS (4.42%)
ICADE	429	45
			Diversified Banking Institutions (4.42%)
Macquarie Office Trust	185,209	52
			Investment in Joint Trading Account; Bank
Nippon Building Fund Inc	4	33	of America Repurchase Agreement; 0.06%
Orix JREIT Inc	3	14	dated 10/30/09 maturing 11/02/09
SL Green Realty Corp	2,438	94	(collateralized by Sovereign Agency
Societe de la Tour Eiffel	342	26	Issues; $92,000; 0.00% - 5.75%; dated
			11/02/09 - 07/15/32)	$ 91$	91
Societe Immobiliere de Location pour
l'Industrie et le Commerce	191	24	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.06%
Tishman Speyer Office Fund	216,357	71	dated 10/30/09 maturing 11/02/09

		669	(collateralized by US Treasury Notes;

			$92,000; 1.38% - 2.00%; dated 02/28/10 -
REITS - Regional Malls (4.79%)			09/15/12)	91	91
CBL & Associates Properties Inc	6,159	50	Investment in Joint Trading Account;
Simon Property Group Inc	4,528	307	Deutsche Bank Repurchase Agreement;
Taubman Centers Inc	1,138	35	0.06% dated 10/30/09 maturing 11/02/09

		392	(collateralized by Sovereign Agency

			Issues; $92,000; 1.88% - 3.75%; dated
REITS - Shopping Centers (9.22%)			12/06/10 - 08/24/12)	90	90
Acadia Realty Trust	2,354	37
CapitaMall Trust	37,000	42
Developers Diversified Realty Corp	4,888	42
Federal Realty Investment Trust	1,389	82
Fortune Real Estate Investment Trust	94,000	34
Japan Retail Fund Investment Corp	7	33
Kimco Realty Corp	3,158	40
Lippo-Mapletree Indonesia Retail Trust	52,000	17
Ramco-Gershenson Properties Trust	2,094	18

See accompanying notes

228

Schedule of Investments Global Real Estate Securities Fund

October 31, 2009

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $92,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	$ 90$	90

362

TOTAL REPURCHASE AGREEMENTS		$ 362

Total Investments		$ 8,398
Liabilities in Excess of Other Assets, Net - (2.55)%		(209)

TOTAL NET ASSETS - 100.00%		$ 8,189

(a)	Non-Income Producing Security

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $31 or 0.38% of net assets.

(c)	Security is Illiquid

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 766
Unrealized Depreciation	(1,488)

Net Unrealized Appreciation (Depreciation)	(722)
Cost for federal income tax purposes	9,120
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent

United States	39.00%
Hong Kong	16.66%
Australia	10.66%
Japan	9.60%
United Kingdom	6.57%
France	6.32%
Canada	3.44%
Singapore	3.15%
Netherlands	2.17%
China	1.00%
Austria	0.69%
Sweden	0.67%
Finland	0.50%
Switzerland	0.47%
Belgium	0.38%
Luxembourg	0.36%
Germany	0.33%
Norway	0.30%
Philippines	0.28%
Liabilities in Excess of Other Assets, Net	(2.55%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Currency Contracts	81.20%

See accompanying notes

229

		Schedule of Investments
		Global Real Estate Securities Fund
			October 31, 2009

		Foreign Currency Contracts
					Net Unrealized
Foreign Currency	Delivery	Contracts			Appreciation
Purchase Contracts	Date	to Accept	In Exchange For	Value	(Depreciation)

Australian Dollar	11/13/2009	1,649,013	$1,510	$1,484	$(26)
British Pound	11/13/2009	110,168	178	181	3
Canadian Dollar	11/13/2009	67,394	64	62	(2)
Euro	11/13/2009	374,613	557	552	(5)
Hong Kong Dollar	11/13/2009	2,822,237	364	364	-
Japanese Yen	11/13/2009	45,239,354	506	503	(3)
New Zealand Dollar	11/13/2009	9,836	7	7	-
Singapore Dollar	11/13/2009	223,338	160	159	(1)
Swedish Krona	11/13/2009	165,641	24	24	-
Swiss Franc	11/13/2009	78,633	77	77	-

					Net Unrealized
Foreign Currency	Delivery	Contracts			Appreciation
Sale Contracts	Date	to Deliver	In Exchange For	Value	(Depreciation)

Australian Dollar	11/13/2009	1,820,091	$1,656	$1,637	$19
British Pound	11/13/2009	75,700	122	124	(2)
Canadian Dollar	11/13/2009	68,475	66	64	2
Euro	11/13/2009	436,297	647	642	5
Hong Kong Dollar	11/13/2009	2,905,987	375	375	-
Japanese Yen	11/13/2009	25,596,645	284	284	-
Norwegian Krone	11/13/2009	116,436	21	21	-
Singapore Dollar	11/13/2009	88,578	63	63	-
Swedish Krona	11/13/2009	69,178	10	10	-
Swiss Franc	11/13/2009	16,892	17	17	-

All dollar amounts are shown in thousands (000's)

See accompanying notes

230

     Schedule of Investments Government & High Quality Bond Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (24.79%)			BONDS (continued)
Asset Backed Securities (0.21%)			Mortgage Backed Securities (continued)
Saxon Asset Securities Trust			Fannie Mae (continued)
0.40%, 3/25/2036 (a)	$ 3,650 $	2,948	6.50%, 2/25/2047	$ 2,259 $	2,445
			Fannie Mae Grantor Trust
Diversified Banking Institutions (0.19%)			7.30%, 5/25/2010	7,000	7,230
Goldman Sachs Group Inc/The			Fannie Mae Interest Strip
3.25%, 6/15/2012	2,600	2,718	7.00%, 4/ 1/2024	256	49
			Federal Home Loan Banks
Finance - Mortgage Loan/Banker (1.70%)			5.46%, 11/27/2015	2,353	2,500
Fannie Mae			Freddie Mac
1.75%, 3/23/2011	6,183	6,272	4.50%, 7/15/2017	4,900	5,115
5.00%, 5/11/2017	3,000	3,316	1.15%, 2/15/2021 (a)	66	67
6.63%, 11/15/2030	1,300	1,632	6.50%, 8/15/2027	353	402
6.21%, 8/ 6/2038	1,250	1,480	5.00%, 9/15/2027	7,714	303
Freddie Mac			6.50%, 6/15/2031	274	274
2.13%, 3/23/2012	9,485	9,622	5.50%, 9/15/2031 (a)	1,375	1,442
SLM Student Loan Trust			5.50%, 1/15/2033	6,935	7,431
0.37%, 10/25/2016 (a)	163	163
			5.50%, 4/15/2033 (a)	15,000	15,857
0.49%, 9/17/2018 (a)	1,397	1,397

			Ginnie Mae
		23,882	3.89%, 7/16/2026	1,459	1,500

Home Equity - Other (0.35%)			5.08%, 1/16/2030 (a)	1,430	1,505
Asset Backed Securities Corp Home Equity			4.26%, 2/16/2032	2,220	2,308
0.34%, 7/25/2036 (a)	1,830	1,715	LF Rothschild Mortgage Trust
Morgan Stanley Home Equity Loan Trust			9.95%, 9/ 1/2017	29	29
0.41%, 2/25/2036 (a)	3,511	3,121	MASTR Alternative Loans Trust

		4,836	5.39%, 1/25/2020 (a)	14,481	12,718

Mortgage Backed Securities (22.34%)			5.50%, 1/25/2020	15,457	13,752
Banc of America Funding Corp			Prime Mortgage Trust
0.33%, 7/20/2036 (a)	1,072	966	4.75%, 10/25/2020 (a)	9,102	8,530
Banc of America Mortgage Securities Inc			Residential Funding Mortgage Securities I
4.75%, 8/25/2033	8,354	8,356	5.50%, 12/25/2033	17,000	16,154
5.50%, 5/25/2034	6,170	6,146	Structured Asset Securities Corp
			6.00%, 4/25/2033	21,987	22,255
Chase Mortgage Finance Corp
6.00%, 5/25/2035	21,000	17,488	5.50%, 12/25/2033	8,205	8,066
Citicorp Mortgage Securities Inc			5.00%, 5/25/2035	14,815	14,320
5.50%, 3/25/2035	9,119	9,034	Wells Fargo Mortgage Backed Securities Trust
Countrywide Home Loan Mortgage Pass			5.50%, 11/25/2035	9,276	8,356
Through Trust			6.00%, 4/25/2037	21,000	11,554
5.00%, 11/25/2018	9,520	9,648	6.00%, 12/28/2037 (a)	12,122	11,421

5.25%, 5/25/2034	14,181	13,543			313,184

5.75%, 12/25/2035	21,716	18,289
			TOTAL BONDS	$ 347,568
Credit Suisse First Boston Mortgage Securities

Corp			U.S. GOVERNMENT & GOVERNMENT AGENCY
5.75%, 4/25/2033	5,734	5,576	OBLIGATIONS (72.92%)
6.00%, 12/25/2033	4,568	3,938	Federal Home Loan Mortgage Corporation
Fannie Mae			(FHLMC) (36.90%)
9.00%, 5/25/2020	59	65	6.50%, 2/ 1/2011	6	6
5.00%, 8/25/2026	1,314	1,355	6.50%, 3/ 1/2011	30	31
5.00%, 2/25/2027	1,423	40	6.50%, 3/ 1/2011	6	6
0.88%, 4/25/2027 (a)	53	53	6.50%, 3/ 1/2011	17	18
5.50%, 2/25/2032	12,887	13,485	6.50%, 3/ 1/2011	57	60
7.00%, 4/25/2032	5,587	6,162	6.50%, 4/ 1/2011	2	2
5.50%, 12/25/2035 (a)	21,990	23,457	6.50%, 4/ 1/2011	15	15

See accompanying notes

231

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
7.50%, 3/ 1/2013	$ 455 $	467	7.00%, 6/ 1/2029	$ 662 $	730
9.00%, 9/ 1/2016	3	3	8.50%, 7/ 1/2029	212	244
6.50%, 11/ 1/2016	410	442	8.00%, 8/ 1/2030	3	3
6.00%, 4/ 1/2017	881	951	8.00%, 11/ 1/2030	2	3
6.00%, 4/ 1/2017	1,035	1,113	7.50%, 12/ 1/2030	22	25
6.00%, 5/ 1/2017	1,110	1,194	8.00%, 12/ 1/2030	86	98
9.00%, 5/ 1/2017	1	2	7.00%, 1/ 1/2031	8	9
6.50%, 6/ 1/2017	176	190	7.50%, 2/ 1/2031	176	198
6.00%, 7/ 1/2017	67	72	7.50%, 2/ 1/2031	11	12
4.50%, 4/ 1/2018	4,990	5,290	7.00%, 3/ 1/2031	188	207
5.50%, 4/ 1/2018	493	532	6.50%, 4/ 1/2031	1,129	1,225
5.50%, 11/ 1/2018	4,752	5,125	7.00%, 4/ 1/2031	447	493
5.00%, 1/ 1/2019	1,158	1,240	6.00%, 5/ 1/2031	683	734
8.50%, 4/ 1/2019	14	15	6.50%, 6/ 1/2031	3	3
4.50%, 7/ 1/2019	11,028	11,651	7.00%, 6/ 1/2031	154	169
6.00%, 1/ 1/2021	222	239	6.00%, 10/ 1/2031	29	31
9.00%, 5/ 1/2021	3	4	6.50%, 10/ 1/2031	446	483
9.00%, 9/ 1/2021	3	3	7.00%, 10/ 1/2031	241	266
6.50%, 12/ 1/2021	1,666	1,814	6.50%, 1/ 1/2032	2,954	3,199
9.00%, 1/ 1/2022	5	6	6.00%, 2/ 1/2032	83	89
6.50%, 4/ 1/2022	1,619	1,763	6.50%, 2/ 1/2032	11	12
6.50%, 5/ 1/2022	974	1,060	6.50%, 2/ 1/2032	75	82
6.50%, 8/ 1/2022	276	301	6.50%, 4/ 1/2032	61	66
9.00%, 8/ 1/2022	2	2	7.00%, 4/ 1/2032	961	1,050
6.50%, 5/ 1/2023	179	194	7.50%, 4/ 1/2032	144	162
6.50%, 7/ 1/2023	13	14	6.50%, 8/ 1/2032	193	209
4.50%, 1/ 1/2024	1,554	1,616	6.50%, 8/ 1/2032	82	88
6.50%, 1/ 1/2024	30	33	6.00%, 9/ 1/2032	1,221	1,311
4.00%, 6/ 1/2024	9,711	9,907	5.50%, 11/ 1/2032	3,820	4,043
7.00%, 7/ 1/2024	16	17	5.00%, 12/ 1/2032	803	836
4.50%, 8/ 1/2024	11,780	12,253	5.00%, 2/ 1/2033	6,580	6,853
6.50%, 7/ 1/2025	4	4	5.50%, 4/ 1/2033	7,539	7,975
6.50%, 7/ 1/2025	3	3	5.50%, 5/ 1/2033	343	363
6.50%, 9/ 1/2025	4	5	5.00%, 6/ 1/2033	6,347	6,611
6.50%, 9/ 1/2025	2	3	4.50%, 8/ 1/2033	3,716	3,786
6.50%, 9/ 1/2025	1	1	4.50%, 8/ 1/2033	3,448	3,513
5.00%, 10/ 1/2025	908	950	5.00%, 8/ 1/2033	10,859	11,299
6.50%, 10/ 1/2025	14	16	5.00%, 8/ 1/2033	10,775	11,219
6.50%, 10/ 1/2025	13	14	5.50%, 8/ 1/2033	7,231	7,658
6.50%, 4/ 1/2027	5	6	5.50%, 10/ 1/2033	152	161
7.00%, 1/ 1/2028	1,523	1,687	6.00%, 11/ 1/2033	4,120	4,427
6.50%, 2/ 1/2028	1	1	6.00%, 11/ 1/2033	3,556	3,822
6.00%, 6/ 1/2028	64	68	5.50%, 12/ 1/2033	9,708	10,271
5.50%, 1/ 1/2029	13	13	5.50%, 12/ 1/2033	3,784	4,003
5.50%, 3/ 1/2029	11	12	6.00%, 12/ 1/2033	3,067	3,290
6.50%, 3/ 1/2029	289	314	5.00%, 1/ 1/2034	5,657	5,886
6.50%, 3/ 1/2029	46	49	5.50%, 1/ 1/2034	9,318	9,851
6.50%, 4/ 1/2029	3,038	3,321	5.00%, 5/ 1/2034	11,568	12,026

See accompanying notes

232

     Schedule of Investments Government & High Quality Bond Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
5.00%, 5/ 1/2034	$ 1,201 $	1,249	3.25%, 9/ 1/2033 (a)	$ 35 $	36
6.00%, 5/ 1/2034	8,480	9,074	4.58%, 8/ 1/2035 (a)	1,085	1,119
6.00%, 5/ 1/2034	6,854	7,287	6.56%, 3/ 1/2036 (a)	581	615
6.00%, 9/ 1/2034	726	777	6.49%, 7/ 1/2036 (a)	1,750	1,856
5.00%, 12/ 1/2034	402	418	5.86%, 11/ 1/2036 (a)	282	298
6.00%, 1/ 1/2035	9,289	9,871	5.74%, 1/ 1/2037 (a)	9,067	9,595
6.00%, 2/ 1/2035	7,206	7,711	5.86%, 1/ 1/2037 (a)	16,078	17,005
6.00%, 2/ 1/2035	606	648	6.50%, 1/ 1/2037 (a)	1,393	1,480
6.50%, 4/ 1/2035	55	59	5.69%, 6/ 1/2037 (a)	1,187	1,250
5.00%, 5/ 1/2035	1,080	1,122	5.70%, 6/ 1/2037 (a)	2,143	2,259

4.50%, 6/ 1/2035	20,174	20,474			517,296

5.00%, 7/ 1/2035	16,296	16,931
			Federal National Mortgage Association (FNMA) (27.46%)
5.00%, 7/ 1/2035	54	56	4.50%, 3/ 1/2010	39	40
5.00%, 7/ 1/2035	554	576	6.50%, 4/ 1/2010	4	4
5.50%, 9/ 1/2035	16,731	17,672	7.00%, 6/ 1/2010	3	3
5.00%, 10/ 1/2035	105	109	7.00%, 9/ 1/2010	2	2
5.50%, 10/ 1/2035	16,849	17,797	7.00%, 9/ 1/2010	1	1
5.00%, 11/ 1/2035	4,376	4,546	7.00%, 9/ 1/2010	1	1
7.00%, 7/ 1/2036	9,811	10,614	7.00%, 9/ 1/2010	3	3
6.00%, 8/ 1/2036	2,357	2,512	7.00%, 10/ 1/2010	1	1
6.00%, 10/ 1/2036 (a)	670	714	7.00%, 10/ 1/2010	1	1
7.00%, 1/ 1/2037	1,987	2,150	7.00%, 11/ 1/2010	1	1
6.50%, 2/ 1/2037	335	360	7.00%, 5/ 1/2011	5	5
6.00%, 3/ 1/2037	1,373	1,463	7.00%, 3/ 1/2012	2	2
6.00%, 3/ 1/2037	14,477	15,428	6.50%, 6/ 1/2016	21	23
6.00%, 4/ 1/2037	3,563	3,797	6.00%, 12/ 1/2016	1,200	1,296
6.00%, 5/ 1/2037	1,080	1,151	5.50%, 1/ 1/2017	2,160	2,324
5.50%, 7/ 1/2037	544	573	6.00%, 1/ 1/2017	53	58
6.50%, 12/ 1/2037	886	951	9.00%, 3/ 1/2017	1	2
6.00%, 1/ 1/2038 (a)	401	427	6.00%, 4/ 1/2017	98	106
6.00%, 1/ 1/2038	3,261	3,473	6.00%, 8/ 1/2017	2,299	2,483
6.00%, 3/ 1/2038	693	738	5.50%, 9/ 1/2017	281	303
5.50%, 4/ 1/2038	431	454	5.50%, 9/ 1/2017	66	71
6.00%, 4/ 1/2038	1,357	1,444	5.50%, 12/ 1/2017	2,815	3,031
5.50%, 5/ 1/2038	952	1,003	5.00%, 1/ 1/2018	435	465
6.00%, 6/ 1/2038	2,134	2,270	5.50%, 3/ 1/2018	297	320
6.00%, 7/ 1/2038	3,487	3,710	5.50%, 5/ 1/2018	5,871	6,315
6.00%, 10/ 1/2038	2,097	2,231	5.00%, 6/ 1/2018	10,325	11,017
4.50%, 5/ 1/2039	15,209	15,392	6.00%, 8/ 1/2018	1,192	1,283
5.00%, 5/ 1/2039	14,493	15,040	5.00%, 11/ 1/2018	1,624	1,733
4.50%, 6/ 1/2039	19,822	20,060	9.00%, 1/ 1/2019	1	1
5.00%, 6/ 1/2039	15,896	16,497	5.00%, 4/ 1/2019	406	433
4.00%, 8/ 1/2039	9,968	9,834	5.50%, 6/ 1/2019	67	72
4.50%, 9/ 1/2039	19,945	20,186	5.50%, 6/ 1/2019	91	98
5.00%, 9/ 1/2039	18,979	19,696	5.50%, 7/ 1/2019	211	226
9.50%, 6/ 1/2016	5	5	5.50%, 7/ 1/2019	47	50
9.50%, 4/ 1/2017	14	15	5.50%, 7/ 1/2019	83	89
5.18%, 10/ 1/2032 (a)	6	6	5.50%, 7/ 1/2019	116	124

See accompanying notes

233

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
5.50%, 7/ 1/2019	$ 199 $	213	6.50%, 12/ 1/2031	$ 11 $	12
5.50%, 8/ 1/2019	54	58	6.00%, 1/ 1/2032	1,165	1,252
5.50%, 8/ 1/2019	380	408	6.50%, 1/ 1/2032	427	463
5.50%, 9/ 1/2019	316	339	6.50%, 3/ 1/2032	974	1,056
4.50%, 12/ 1/2019	479	506	6.50%, 3/ 1/2032	450	488
4.50%, 1/ 1/2020	1,577	1,665	6.50%, 4/ 1/2032	1,456	1,578
7.00%, 5/ 1/2022	72	80	6.50%, 4/ 1/2032	60	65
8.00%, 5/ 1/2022	23	25	7.00%, 7/ 1/2032	370	410
6.00%, 12/ 1/2022	139	150	6.50%, 8/ 1/2032	693	751
8.50%, 2/ 1/2023	5	6	7.50%, 8/ 1/2032	98	111
5.00%, 12/ 1/2023	13,559	14,306	6.00%, 11/ 1/2032	101	109
6.50%, 9/ 1/2024	1,299	1,397	6.50%, 11/ 1/2032	508	552
7.50%, 12/ 1/2024	359	407	6.50%, 11/ 1/2032	971	1,054
8.00%, 12/ 1/2024	3	4	6.50%, 11/ 1/2032	271	294
8.00%, 1/ 1/2025	1	1	6.50%, 12/ 1/2032	1,938	2,100
8.00%, 1/ 1/2025	2	2	5.50%, 2/ 1/2033	6,533	6,923
8.50%, 9/ 1/2025	4	5	6.50%, 2/ 1/2033	907	981
5.00%, 1/ 1/2026	1,223	1,282	3.66%, 3/ 1/2033 (a)	672	689
5.50%, 6/ 1/2026	1,079	1,148	5.50%, 3/ 1/2033	4,567	4,833
7.00%, 3/ 1/2027	29	32	6.00%, 4/ 1/2033	807	868
3.35%, 3/ 1/2028 (a)	20	20	5.50%, 5/ 1/2033	459	489
6.50%, 8/ 1/2028	198	215	5.50%, 5/ 1/2033	3,928	4,162
7.00%, 8/ 1/2028	236	261	5.50%, 5/ 1/2033	6,079	6,434
6.50%, 9/ 1/2028	63	69	5.50%, 7/ 1/2033	3,821	4,042
6.50%, 11/ 1/2028	38	41	5.50%, 9/ 1/2033	2,274	2,406
6.50%, 11/ 1/2028	145	158	4.13%, 11/ 1/2033 (a)	13	14
6.50%, 12/ 1/2028	105	114	5.07%, 12/ 1/2033 (a)	560	590
7.00%, 12/ 1/2028	202	223	6.00%, 1/ 1/2034	5,162	5,531
6.50%, 1/ 1/2029	51	55	5.50%, 2/ 1/2034	4,805	5,095
6.50%, 2/ 1/2029	108	117	5.50%, 2/ 1/2034	16,600	17,506
6.00%, 3/ 1/2029	357	385	6.00%, 2/ 1/2034	725	775
6.50%, 3/ 1/2029	234	254	5.50%, 3/ 1/2034	4,283	4,531
6.50%, 4/ 1/2029	382	415	6.00%, 3/ 1/2034	2,679	2,867
7.00%, 4/ 1/2029	102	113	5.50%, 4/ 1/2034	3,816	4,033
7.00%, 7/ 1/2029	223	246	5.00%, 6/ 1/2034	10,611	11,036
7.50%, 7/ 1/2029	213	240	5.50%, 7/ 1/2034	4,292	4,523
7.50%, 2/ 1/2030	119	134	6.50%, 7/ 1/2034	1,746	1,887
9.00%, 9/ 1/2030	78	90	6.50%, 7/ 1/2034	3,222	3,510
7.50%, 1/ 1/2031	8	9	2.56%, 9/ 1/2034 (a)	2,493	2,526
7.50%, 5/ 1/2031	11	13	5.50%, 9/ 1/2034	14,326	15,106
6.50%, 6/ 1/2031	846	909	5.50%, 9/ 1/2034	3,559	3,762
6.50%, 6/ 1/2031	203	220	6.00%, 9/ 1/2034	6,731	7,148
6.50%, 6/ 1/2031	160	173	5.50%, 1/ 1/2035	9,432	9,970
6.00%, 8/ 1/2031	1,731	1,860	5.50%, 2/ 1/2035	11,544	12,194
6.50%, 9/ 1/2031	40	44	5.00%, 4/ 1/2035	861	894
7.00%, 11/ 1/2031	1,308	1,448	5.00%, 5/ 1/2035	1,131	1,175
6.00%, 12/ 1/2031	61	65	4.08%, 7/ 1/2035 (a)	847	872
6.00%, 12/ 1/2031	26	27	5.00%, 7/ 1/2035	407	423

See accompanying notes

234

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
5.00%, 7/ 1/2035	$ 3,041 $	3,161	4.00%, 5/ 1/2039	$ 13,840 $	13,672

5.50%, 7/ 1/2035	3,386	3,576			384,962

5.00%, 8/ 1/2035	516	536
			Government National Mortgage Association
5.09%, 8/ 1/2035 (a)	3,749	3,914	(GNMA) (5.77%)
5.50%, 9/ 1/2035	1,473	1,556	5.50%, 12/15/2013	12	12
5.59%, 11/ 1/2035 (a)	818	857	5.50%, 1/15/2014	73	78
6.50%, 2/ 1/2036	10,117	10,854	5.50%, 1/15/2014	46	50
6.50%, 4/ 1/2036	101	109	5.50%, 2/15/2014	33	36
6.50%, 5/ 1/2036	12,271	13,199	5.50%, 3/15/2014	84	90
6.50%, 8/ 1/2036	1,579	1,699	13.50%, 9/15/2014	-	1
6.50%, 8/ 1/2036	654	703	13.50%, 12/15/2014	4	5
6.00%, 9/ 1/2036	1,195	1,273	9.50%, 4/15/2016	5	5
6.01%, 10/ 1/2036 (a)	4,533	4,816	8.00%, 8/15/2016	65	72
6.50%, 10/ 1/2036	412	443	9.50%, 9/15/2016	4	4
6.50%, 11/ 1/2036	437	470	9.50%, 11/15/2016	21	23
5.50%, 2/ 1/2037	2,799	2,952	8.00%, 12/15/2016	13	14
5.50%, 2/ 1/2037	96	101	7.50%, 4/15/2017	7	7
6.00%, 4/ 1/2037	15,053	16,022	7.50%, 4/15/2017	50	55
5.75%, 5/ 1/2037 (a)	3,588	3,789	7.50%, 4/15/2017	39	43
6.16%, 5/ 1/2037 (a)	1,297	1,377	8.00%, 4/15/2017	14	15
5.00%, 6/ 1/2037	7,802	8,102	8.00%, 4/15/2017	10	12
5.50%, 6/ 1/2037	1,297	1,368	8.00%, 4/15/2017	18	20
5.50%, 6/ 1/2037	1,737	1,831	7.50%, 5/15/2017	14	15
6.50%, 7/ 1/2037	175	188	8.00%, 5/15/2017	11	13
6.50%, 7/ 1/2037	233	251	8.00%, 6/15/2017	14	15
6.50%, 8/ 1/2037	762	819	8.00%, 6/15/2017	16	18
6.50%, 10/ 1/2037	1,085	1,167	8.00%, 7/15/2017	9	10
6.00%, 11/ 1/2037	1,843	1,962	9.50%, 7/15/2017	34	38
6.50%, 1/ 1/2038	98	106	9.50%, 7/15/2017	20	23
5.50%, 2/ 1/2038	2,725	2,873	9.50%, 10/15/2017	12	13
6.00%, 2/ 1/2038	1,313	1,396	9.50%, 11/15/2017	23	26
6.00%, 2/ 1/2038 (a)	1,266	1,346	7.50%, 7/15/2018	19	21
6.50%, 2/ 1/2038	162	174	9.50%, 9/15/2020	14	16
5.50%, 3/ 1/2038	1,765	1,860	9.50%, 8/15/2021	201	230
5.50%, 3/ 1/2038	3,972	4,187	9.00%, 11/15/2021	204	231
6.00%, 3/ 1/2038	421	448	7.50%, 12/15/2021	38	42
6.00%, 3/ 1/2038	1,345	1,431	7.50%, 12/15/2021	24	27
6.50%, 3/ 1/2038	156	168	7.50%, 2/15/2022	39	44
6.00%, 4/ 1/2038	1,512	1,608	8.00%, 2/15/2022	54	62
5.50%, 5/ 1/2038	1,748	1,843	7.50%, 3/15/2022	5	6
6.00%, 5/ 1/2038	17,594	18,714	7.50%, 3/15/2022	12	14
6.50%, 5/ 1/2038	83	89	7.50%, 3/15/2022	32	36
5.50%, 6/ 1/2038	1,036	1,092	7.50%, 4/15/2022	19	22
6.00%, 7/ 1/2038	2,225	2,367	7.50%, 4/15/2022	17	20
5.50%, 9/ 1/2038	2,725	2,872	7.50%, 4/15/2022	37	42
5.50%, 11/ 1/2038	2,033	2,143	7.50%, 4/15/2022	20	22
5.00%, 4/ 1/2039	18,732	19,449	8.00%, 4/15/2022	75	85
			7.50%, 5/15/2022	36	40

See accompanying notes

235

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Government National Mortgage Association			Government National Mortgage Association
(GNMA) (continued)			(GNMA) (continued)
7.50%, 7/15/2022	$ 58 $	65	6.50%, 12/15/2023	$ 34 $		36
7.50%, 8/15/2022	23	26	7.00%, 12/15/2023	32		35
7.50%, 8/15/2022	28	32	7.00%, 12/15/2023	59		64
7.50%, 8/15/2022	6	7	6.00%, 1/15/2024	47		51
7.50%, 8/15/2022	1	2	6.50%, 1/15/2024	58		62
7.50%, 8/15/2022	10	11	6.50%, 1/15/2024	25		27
7.50%, 8/15/2022	15	17	6.50%, 1/15/2024	89		95
7.50%, 8/15/2022	74	84	6.50%, 1/15/2024	31		33
7.00%, 11/15/2022	39	43	6.50%, 1/15/2024	60		65
7.00%, 11/15/2022	10	11	6.50%, 1/15/2024	58		62
7.00%, 11/15/2022	60	66	6.50%, 1/15/2024	20		22
7.00%, 11/15/2022	18	19	6.50%, 1/15/2024	33		36
7.50%, 11/15/2022	30	34	6.00%, 2/15/2024	57		61
7.00%, 12/15/2022	14	15	6.00%, 2/15/2024	106		114
7.00%, 12/15/2022	115	127	6.00%, 2/15/2024	61		66
7.00%, 1/15/2023	49	54	6.00%, 3/15/2024	33		35
7.00%, 1/15/2023	19	21	6.50%, 3/15/2024	155		166
7.00%, 1/15/2023	18	20	6.50%, 3/15/2024	25		27
7.00%, 2/15/2023	141	155	7.50%, 3/15/2024	60		68
7.50%, 2/15/2023	5	6	6.50%, 4/15/2024	54		58
7.50%, 2/15/2023	20	23	6.50%, 7/15/2024	167		178
7.00%, 3/15/2023	25	28	7.50%, 8/15/2024	6		7
7.50%, 5/15/2023	20	23	7.25%, 9/15/2025	72		80
7.50%, 5/15/2023	7	8	6.50%, 10/15/2025	41		44
7.50%, 5/15/2023	79	89	6.50%, 1/15/2026	27		29
7.50%, 6/15/2023	22	25	7.00%, 1/15/2026	57		63
7.00%, 7/15/2023	24	27	6.50%, 3/15/2026	45		48
7.00%, 7/15/2023	87	96	7.00%, 5/15/2026	9		10
7.00%, 7/15/2023	28	31	7.00%, 1/15/2027	68		75
7.00%, 8/15/2023	26	29	7.00%, 3/15/2027	39		43
6.50%, 9/15/2023	35	37	7.50%, 4/15/2027	5		6
6.50%, 9/15/2023	60	64	7.50%, 5/15/2027	32		37
6.50%, 9/15/2023	45	48	7.50%, 5/15/2027	15		17
6.50%, 9/15/2023	65	69	7.50%, 6/15/2027	38		43
6.00%, 10/15/2023	303	324	7.00%, 10/15/2027	17		19
6.50%, 10/15/2023	51	54	7.00%, 10/15/2027	4		5
7.00%, 10/15/2023	52	57	7.00%, 10/15/2027	4		4
7.50%, 10/15/2023	8	10	7.00%, 11/15/2027	6		6
6.00%, 11/15/2023	148	158	7.00%, 11/15/2027	129		142
6.00%, 11/15/2023	113	121	7.00%, 12/15/2027	4		4
6.50%, 11/15/2023	20	22	7.00%, 12/15/2027	4		4
7.50%, 11/15/2023	34	39	7.00%, 12/15/2027	57		62
6.00%, 12/15/2023	77	83	6.50%, 2/15/2028	22		24
6.00%, 12/15/2023	66	71	7.00%, 2/15/2028	2		2
6.00%, 12/15/2023	3	3	7.00%, 2/15/2028	1		1
6.50%, 12/15/2023	108	115	7.00%, 4/15/2028	3		3
6.50%, 12/15/2023	79	84	7.00%, 4/15/2028	80		89
6.50%, 12/15/2023	69	73	7.00%, 5/15/2028	1		1

See accompanying notes

236

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Government National Mortgage Association			Government National Mortgage Association
(GNMA) (continued)			(GNMA) (continued)
7.00%, 6/15/2028	$ 186 $	205	6.50%, 3/20/2031	$ 302 $	327
7.00%, 12/15/2028	152	168	6.50%, 4/20/2031	237	257
7.00%, 1/15/2029	127	140	7.00%, 6/20/2031	174	191
7.00%, 3/15/2029	127	140	6.00%, 5/20/2032 (a)	1,420	1,525
7.00%, 4/15/2029	107	118	5.50%, 7/20/2033	7,414	7,884
7.00%, 4/15/2029	232	256	6.00%, 7/20/2033	4,670	5,028
7.50%, 8/15/2029	240	272	5.50%, 2/20/2034	7,909	8,399
7.50%, 9/15/2029	69	79	5.50%, 3/20/2034	7,505	7,970
7.50%, 9/15/2029	95	108	6.50%, 4/20/2034	1,839	1,965
7.50%, 10/15/2029	105	120	6.50%, 5/20/2034	1,572	1,680
7.50%, 11/15/2029	118	134	5.50%, 5/20/2035	1,021	1,083
7.50%, 11/15/2029	97	110	4.50%, 9/20/2039	16,974	17,205

7.75%, 12/15/2029	53	60			80,855

8.00%, 12/15/2030	16	18
			U.S. Treasury (1.39%)
7.00%, 5/15/2031	29	33	1.50%, 10/31/2010	3,500	3,538
6.50%, 7/15/2031	8	8	1.88%, 2/28/2014	6,478	6,432
7.00%, 7/15/2031	8	9	4.13%, 5/15/2015	8,750	9,485

7.00%, 9/15/2031	9	10			19,455

6.50%, 10/15/2031	60	65
6.50%, 7/15/2032	658	709	U.S. Treasury Inflation-Indexed Obligations (0.84%)
			3.00%, 7/15/2012	10,924	11,728
6.50%, 7/15/2032	51	55
6.00%, 8/15/2032	269	289
			U.S. Treasury Strip (0.56%)
6.00%, 9/15/2032	361	388
			0.00%, 11/15/2015 (b)	4,000	3,369
6.00%, 2/15/2033	68	73
			0.00%, 5/15/2020 (b)	6,800	4,531

5.00%, 2/15/2034	911	954
					7,900
6.00%, 8/15/2034	8,667	9,273

6.00%, 8/15/2038	1,647	1,752	TOTAL U.S. GOVERNMENT & GOVERNMENT
			AGENCY OBLIGATIONS	$ 1,022,196

5.50%, 1/15/2039	916	968
5.50%, 1/15/2039	2,753	2,910	REPURCHASE AGREEMENTS (3.17%)
9.50%, 9/20/2018	100	113	Diversified Banking Institutions (3.17%)
9.50%, 12/20/2020	27	30	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.06%
9.50%, 1/20/2021	5	5	dated 10/30/09 maturing 11/02/09
9.50%, 2/20/2021	3	4	(collateralized by Sovereign Agency
9.50%, 3/20/2021	3	3	Issues; $11,327,000; 0.00% - 5.75%; dated
6.00%, 1/20/2024	36	39	11/02/09 - 07/15/32)	$ 11,105$	11,105
6.00%, 4/20/2024	69	74	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.06%
6.50%, 4/20/2024	40	43	dated 10/30/09 maturing 11/02/09
6.00%, 5/20/2024	44	47	(collateralized by US Treasury Notes;
6.00%, 5/20/2024	32	35	$11,327,000; 1.38% - 2.00%; dated
6.00%, 10/20/2024	54	58	02/28/10 - 09/15/12)	11,106	11,106
			Investment in Joint Trading Account;
6.80%, 4/20/2025	82	89
			Deutsche Bank Repurchase Agreement;
6.00%, 9/20/2025	31	34	0.06% dated 10/30/09 maturing 11/02/09
6.00%, 11/20/2025	39	42	(collateralized by Sovereign Agency
6.00%, 4/20/2026	257	276	Issues; $11,327,000; 1.88% - 3.75%; dated
			12/06/10 - 08/24/12)	11,105	11,105
6.50%, 7/20/2026	19	21
6.00%, 10/20/2028	38	41
6.50%, 10/20/2028	34	36
6.00%, 2/20/2029	371	399

See accompanying notes

237

     Schedule of Investments Government & High Quality Bond Fund

October 31, 2009

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $11,327,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	$ 11,105$	11,105

44,421

TOTAL REPURCHASE AGREEMENTS	$ 44,421

Total Investments	$ 1,414,185
Liabilities in Excess of Other Assets, Net - (0.88)%		(12,403)

TOTAL NET ASSETS - 100.00%	$ 1,401,782

(a)	Variable Rate. Rate shown is in effect at October 31, 2009.

(b)	Security is a Principal Only Strip.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 49,726
Unrealized Depreciation	(21,879)

Net Unrealized Appreciation (Depreciation)	27,847
Cost for federal income tax purposes	1,386,338
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	92.47%
Government	4.38%
Financial	3.36%
Asset Backed Securities	0.67%
Liabilities in Excess of Other Assets, Net	(0.88%)

TOTAL NET ASSETS	100.00%

See accompanying notes

238

Schedule of Investments
High Yield Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (2.21%)			COMMON STOCKS (continued)
Applications Software (0.04%)			Transport - Services (continued)
Jingwei International Ltd (a)(b)	394,000 $	1,056	Student Transportation of America Ltd	1,273,900 $	5,180

			TOTAL COMMON STOCKS	$ 61,000

Auto - Medium & Heavy Duty Trucks (0.82%)
New Flyer Industries Inc (c)(d)	2,733,500	22,585	CONVERTIBLE PREFERRED STOCKS (0.33%)
			Reinsurance (0.33%)
Building - Residential & Commercial (0.07%)			Aspen Insurance Holdings Ltd	177,000	9,117

Desarrolladora Homex SAB de CV ADR (b)	56,100	1,995	TOTAL CONVERTIBLE PREFERRED STOCKS	$ 9,117

			PREFERRED STOCKS (0.05%)
Cable/Satellite TV (0.10%)
			Finance - Mortgage Loan/Banker (0.05%)
Time Warner Cable Inc	72,064	2,842
			Freddie Mac 8.38%; Series Z (b)	1,300,000	1,430

Casino Hotels (0.00%)			TOTAL PREFERRED STOCKS	$ 1,430

Aladdin Gaming Holdings LLC - Warrants (a)	78,250	-		Principal
(b)(e)
				Amount	Value
				(000's)	(000's)

Food - Catering (0.03%)
			BONDS (77.20%)
FU JI Food and Catering Services Holdings
Ltd (b)(e)	962,000	943	Agricultural Operations (0.59%)
			Southern States Cooperative Inc
Food - Dairy Products (0.17%)			11.00%, 11/ 1/2011 (a)(e)(f)(g)	$ 16,500	16,170
American Dairy Inc (b)	161,200	4,665
			Airlines (1.03%)
Food - Miscellaneous/Diversified (0.49%)			American Airlines Pass Through Trust 2001-02
B&G Foods Inc	658,400	5,142	7.86%, 10/ 1/2011	5,500	5,480
China Foods Ltd	5,050,000	3,676	American Airlines Pass Through Trust 2009-1A
			10.38%, 7/ 2/2019	7,795	8,264
Zhongpin Inc (a)(b)	346,500	4,612

			Continental Airlines Inc
		13,430

			7.34%, 4/19/2014	11,098	9,933
Medical - Biomedical/Gene (0.06%)			United Air Lines Inc
American Oriental Bioengineering Inc (b)	422,600	1,674	10.40%, 5/ 1/2018	4,710	4,804

Neuro-Hitech Inc - Warrants (a)(b)(e)	125,000	-			28,481

Neuro-Hitech Inc (b)	250,000	5	Appliances (0.88%)

		1,679	ALH Finance LLC / ALH Finance Corp

Pipelines (0.00%)			8.50%, 1/15/2013	25,000	24,375
Energy Maintenance Services Group LLC -
Warrants (a)(b)(e)	354	-	Applications Software (0.61%)
			SS&C Technologies Inc
Satellite Telecommunications (0.01%)			11.75%, 12/ 1/2013	16,000	16,800
ICO Global Communications Holdings Ltd (a)	189,757	148
(b)			Auto - Medium & Heavy Duty Trucks (0.45%)
			New Flyer Industries Ltd
Special Purpose Entity (0.00%)			14.00%, 8/19/2020 (a)(e)(g)	13,600	12,443
Neoview Holdings Inc - Warrants (a)(b)(e)	120,000	-
			Auto/Truck Parts & Equipment - Original (0.56%)
Therapeutics (0.00%)			Accuride Corp
Vion Pharmaceuticals Inc - Warrants (b)(e)	130,000	-	0.00%, 2/ 1/2015 (b)	21,000	15,540
Vion Pharmaceuticals Inc (b)	50,938	31
			Beverages - Wine & Spirits (0.84%)
			Beverages & More Inc
Transport - Marine (0.23%)
			9.25%, 3/ 1/2012 (a)(g)	17,500	16,625
Teekay LNG Partners LP	272,000	6,446
			Constellation Brands Inc
			7.25%, 9/ 1/2016	6,400	6,416

Transport - Services (0.19%)
					23,041

See accompanying notes

239

Schedule of Investments
High Yield Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Cable TV (0.01%)			Coal (continued)
Frontiervision			Drummond Co Inc
0.00%, 9/15/2010 (b)(e)	$ 9,250 $	277	9.00%, 10/15/2014 (g)	$ 2,600 $	2,626

					12,287

Frontiervision Operating PRT
0.00%, 10/15/2010 (b)(e)	7,250	-	Consumer Products - Miscellaneous (0.16%)

		277	Yankee Acquisition Corp/MA

			9.75%, 2/15/2017	4,629	4,363
Cable/Satellite TV (1.31%)
DISH DBS Corp			Containers - Metal & Glass (0.79%)
7.88%, 9/ 1/2019 (g)	18,875	19,323	Crown Americas LLC / Crown Americas
7.88%, 9/ 1/2019	7,800	7,985	Capital Corp
UPC Holding BV			7.75%, 11/15/2015	12,000	12,240
9.88%, 4/15/2018 (g)	8,250	8,725	Crown Cork & Seal Co Inc

		36,033	7.38%, 12/15/2026	10,500	9,502

					21,742

Casino Hotels (1.43%)
Harrah's Operating Co Inc			Containers - Paper & Plastic (0.14%)
11.25%, 6/ 1/2017 (g)	6,300	6,426	Plastipak Holdings Inc
Harrah's Operating Escrow LLC / Harrah's			10.63%, 8/15/2019 (g)	2,955	3,236
Escrow Corp			Pregis Corp
11.25%, 6/ 1/2017 (g)	4,440	4,529	12.38%, 10/15/2013	675	651

MGM Mirage					3,887

8.50%, 9/15/2010	4,950	4,913
			Cruise Lines (0.86%)
13.00%, 11/15/2013 (g)	19,000	21,565
			Royal Caribbean Cruises Ltd
10.38%, 5/15/2014 (g)	1,830	1,949	8.75%, 2/ 2/2011	10,000	10,100

		39,382	7.25%, 3/15/2018	15,000	13,650

Casino Services (0.97%)					23,750

Peninsula Gaming LLC			Data Processing & Management (0.57%)
8.38%, 8/15/2015 (g)	14,305	14,198
			First Data Corp
10.75%, 8/15/2017 (g)	12,635	12,540	10.55%, 9/24/2015	17,479	15,644

		26,738

Cellular Telecommunications (2.19%)			Dialysis Centers (1.09%)
Cricket Communications Inc			DaVita Inc
7.75%, 5/15/2016 (g)	9,900	9,875	6.63%, 3/15/2013	30,500	30,042
Digicel Group Ltd
12.00%, 4/ 1/2014 (g)	5,715	6,444	Diversified Banking Institutions (3.12%)
			Bank of America Corp
9.13%, 1/15/2015 (g)	12,280	11,789
			8.00%, 12/29/2049 (f)	51,500	46,313
Nextel Communications Inc
			GMAC Inc
7.38%, 8/ 1/2015	36,325	32,193

			7.25%, 3/ 2/2011	2,042	2,007
		60,301

			JP Morgan Chase & Co
Chemicals - Diversified (0.45%)			7.90%, 4/29/2049 (f)	37,300	37,506

Nova Chemicals Corp					85,826

8.63%, 11/ 1/2019 (g)	12,200	12,353
			Diversified Financial Services (0.34%)

Chemicals - Specialty (0.23%)			General Electric Capital Corp
			6.38%, 11/15/2067 (f)	10,910	9,464
Huntsman International LLC
5.50%, 6/30/2016 (g)	7,335	6,345
			Diversified Minerals (1.68%)

Coal (0.45%)			Teck Resources Ltd
			9.75%, 5/15/2014	16,050	18,016
Arch Coal Inc
8.75%, 8/ 1/2016 (g)	9,425	9,661	10.25%, 5/15/2016	10,345	11,922
			10.75%, 5/15/2019	13,925	16,223

					46,161

See accompanying notes

240

Schedule of Investments
High Yield Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Diversified Operations & Commercial Services (0.08%)			Finance - Commercial (continued)
Aramark Corp			CIT Group Inc (continued)
8.50%, 2/ 1/2015	$ 2,255 $	2,278	0.00%, 9/15/2016 (b)	$ 5,000 $	3,242

					17,864

Electric - Generation (0.13%)
			Finance - Credit Card (0.68%)
AES Corp/The
8.75%, 5/15/2013 (g)	1	1	Discover Financial Services
			6.45%, 6/12/2017	20,000	18,853
Elwood Energy LLC
8.16%, 7/ 5/2026	3,860	3,436

			Finance - Investment Banker & Broker (0.79%)
		3,437

			E*Trade Financial Corp
Electric - Integrated (3.23%)			7.38%, 9/15/2013	14,795	13,241
CILCORP Inc			12.50%, 11/30/2017	7,570	8,403

9.38%, 10/15/2029	3,000	3,060			21,644

Duquesne Light Holdings Inc
5.50%, 8/15/2015	20,000	18,556	Finance - Leasing Company (0.07%)
Mirant Americas Generation LLC			DVI Inc
8.50%, 10/ 1/2021	23,500	20,915	0.00%, 2/ 1/2004 (a)(b)(e)	8,575	1,222
Mirant Mid Atlantic Pass Through Trust C			0.00%, 2/ 1/2004 (a)(b)(e)	6,850	623

10.06%, 12/30/2028	27,424	28,271			1,845

NV Energy Inc			Food - Miscellaneous/Diversified (0.65%)
6.75%, 8/15/2017	18,600	18,276	B&G Foods Inc
TECO Energy Inc			12.00%, 10/30/2016 (a)(e)	1,279	10,332
7.50%, 6/15/2010	1	2	Del Monte Corp

		89,080	7.50%, 10/15/2019 (g)	7,530	7,643

Electronic Components - Miscellaneous (0.57%)					17,975

NXP BV / NXP Funding LLC			Gambling (Non-Hotel) (0.36%)
3.03%, 10/15/2013 (f)	20,625	15,572	Pinnacle Entertainment Inc
			7.50%, 6/15/2015	10,935	9,842
Electronics - Military (0.48%)
L-3 Communications Corp			Hotels & Motels (0.73%)
5.88%, 1/15/2015	4,000	3,890	Wyndham Worldwide Corp
6.38%, 10/15/2015	9,500	9,381	9.88%, 5/ 1/2014	18,160	19,982

		13,271

			Independent Power Producer (1.33%)
Energy - Alternate Sources (0.27%)
			NRG Energy Inc
Headwaters Inc
			7.25%, 2/ 1/2014	7,395	7,339
11.38%, 11/ 1/2014 (g)	7,350	7,368
			7.38%, 2/ 1/2016	8,500	8,447
Finance - Auto Loans (2.32%)			7.38%, 1/15/2017	14,530	14,385
Ford Motor Credit Co LLC			Orion Power Holdings Inc
7.25%, 10/25/2011	10,000	9,808	12.00%, 5/ 1/2010	2,500	2,581
7.50%, 8/ 1/2012	14,125	13,756	RRI Energy Inc
7.00%, 10/ 1/2013	5,615	5,327	6.75%, 12/15/2014	3,824	3,891

8.00%, 6/ 1/2014	5,510	5,357			36,643

General Motors Acceptance Corp of Canada Ltd			Investment Management & Advisory Services (0.36%)
7.13%, 9/13/2011	36,000	29,782	Janus Capital Group Inc

		64,030	6.95%, 6/15/2017 (f)	10,550	10,029

Finance - Commercial (0.65%)
			Life & Health Insurance (0.97%)
CIT Group Inc
			Lincoln National Corp
0.00%, 7/28/2011 (b)(f)	9,000	5,853
			7.00%, 5/17/2066 (f)	32,705	26,818
0.00%, 2/13/2014 (b)	8,000	5,176
0.00%, 1/30/2016 (b)	5,500	3,593

See accompanying notes

241

Schedule of Investments
High Yield Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Marine Services (0.14%)			Motion Pictures & Services (0.26%)
Trico Shipping AS			Lions Gate Entertainment Inc
11.88%, 11/ 1/2014 (g)	$ 3,835 $	3,921	10.25%, 11/ 1/2016 (g)	$ 7,170 $	7,027

Medical - Biomedical/Gene (0.41%)			MRI - Medical Diagnostic Imaging (1.10%)
Bio-Rad Laboratories Inc			Alliance HealthCare Services Inc
8.00%, 9/15/2016 (g)	3,600	3,708	7.25%, 12/15/2012	31,000	30,225
Talecris Biotherapeutics Holdings Corp
7.75%, 11/15/2016 (g)	7,500	7,594	Music (1.10%)

		11,302	WMG Acquisition Corp

			9.50%, 6/15/2016 (g)	15,950	17,027
Medical - Drugs (0.62%)
			WMG Holdings Corp
Axcan Intermediate Holdings Inc			0.00%, 12/15/2014 (f)	13,470	13,335

9.25%, 3/ 1/2015	3,865	4,116
					30,362

12.75%, 3/ 1/2016	2,615	2,863
Elan Finance PLC / Elan Finance Corp			Mutual Insurance (1.09%)
8.88%, 12/ 1/2013	8,500	8,288	Liberty Mutual Group Inc
Elan Finance PLC/Elan Finance Corp			10.75%, 6/15/2058 (f)(g)	28,480	29,904
8.75%, 10/15/2016 (g)	2,000	1,855

		17,122	Office Supplies & Forms (0.06%)

			ACCO Brands Corp
Medical - HMO (1.15%)			10.63%, 3/15/2015 (g)	1,505	1,610
Multiplan Inc
10.38%, 4/15/2016 (g)	33,000	31,680	Oil Company - Exploration & Production (4.03%)
			Chesapeake Energy Corp
Medical - Hospitals (4.63%)			6.88%, 1/15/2016	14,000	13,510
HCA Inc			6.50%, 8/15/2017	11,500	10,781
9.63%, 11/15/2016	18,630	19,771	Linn Energy LLC
7.50%, 11/ 6/2033	16,000	13,205	9.88%, 7/ 1/2018	34,000	34,680
HCA Inc/DE			OPTI Canada Inc
6.50%, 2/15/2016	10,000	9,325	7.88%, 12/15/2014	17,735	13,833
9.25%, 11/15/2016	31,500	32,917	Petroleum Development Corp
IASIS Healthcare LLC / IASIS Capital Corp			12.00%, 2/15/2018	15,875	15,835
8.75%, 6/15/2014	33,750	34,594	Quicksilver Resources Inc
Tenet Healthcare Corp			11.75%, 1/ 1/2016	13,383	14,855
9.25%, 2/ 1/2015 (f)	17,000	17,638	Venoco Inc

		127,450	11.50%, 10/ 1/2017 (g)	7,550	7,494

					110,988

Medical - Outpatient & Home Medical Care (0.56%)
Select Medical Corp			Oil Refining & Marketing (0.23%)
7.63%, 2/ 1/2015	16,455	15,509	Tesoro Corp/Texas
			6.63%, 11/ 1/2015	7,000	6,440
Medical Products (0.58%)
Angiotech Pharmaceuticals Inc			Paper & Related Products (0.50%)
4.11%, 12/ 1/2013 (f)	11,185	9,284	Cascades Inc
7.75%, 4/ 1/2014	10,000	6,775	7.25%, 2/15/2013	3,410	3,333

		16,059	Domtar Corp

			10.75%, 6/ 1/2017	9,160	10,511

Mortgage Backed Securities (0.20%)
					13,844

JP Morgan Chase Commercial Mortgage
Securities Corp			Pharmacy Services (0.88%)
0.04%, 1/12/2043 (f)	783,937	447	Omnicare Inc
RBSCF Trust			6.13%, 6/ 1/2013	12,350	11,856
5.81%, 7/17/2014 (e)(g)	7,000	5,117	6.88%, 12/15/2015	13,000	12,317

		5,564			24,173

See accompanying notes

242

Schedule of Investments High Yield Fund October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Physical Therapy & Rehabilitation Centers (1.71%)			Retail - Automobile (1.34%)
Healthsouth Corp			Asbury Automotive Group Inc
10.75%, 6/15/2016	$ 43,500 $	47,197	8.00%, 3/15/2014	$ 8,250 $	7,879
			7.63%, 3/15/2017	5,800	5,220
Physician Practice Management (0.15%)			Sonic Automotive Inc
US Oncology Inc			8.63%, 8/15/2013	24,495	23,760

9.13%, 8/15/2017 (g)	4,000	4,220			36,859

Pipelines (2.39%)			Retail - Drug Store (0.30%)
Dynegy Holdings Inc			Rite Aid Corp
8.38%, 5/ 1/2016	34,345	32,027	10.38%, 7/15/2016	8,315	8,357
El Paso Natural Gas Co
8.38%, 6/15/2032	12,500	14,860	Retail - Propane Distribution (0.51%)
Energy Maintenance Services Group LLC			Ferrellgas Partners LP
11.50%, 3/ 1/2014 (a)(e)	12,298	10,453	9.13%, 10/ 1/2017 (g)	13,510	14,118
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp			Retail - Regional Department Store (0.76%)
6.88%, 11/ 1/2014 (g)	6,820	6,411	Neiman Marcus Group Inc/The
8.75%, 4/15/2018	2,035	2,081	9.00%, 10/15/2015	661	585

		65,832	10.38%, 10/15/2015	23,000	20,240

					20,825

Publishing - Periodicals (1.47%)
Nielsen Finance LLC / Nielsen Finance Co			Retail - Restaurants (0.58%)
11.63%, 2/ 1/2014	8,000	8,540	Arcos Dorados BV
10.00%, 8/ 1/2014	31,000	31,930	7.50%, 10/ 1/2019 (g)	3,820	3,687

		40,470	Landry's Restaurants Inc

			14.00%, 8/15/2011	12,335	12,381

Radio (0.40%)					16,068

Sirius Satellite Radio Inc
9.63%, 8/ 1/2013	12,000	10,950	Rubber - Tires (0.28%)
			Goodyear Tire & Rubber Co/The
Regional Banks (1.84%)			10.50%, 5/15/2016	7,200	7,794
Wells Fargo & Co
7.98%, 3/29/2049 (f)	25,500	23,874	Satellite Telecommunications (1.29%)
Wells Fargo Capital XV			Intelsat Bermuda Ltd
9.75%, 12/29/2049 (f)	25,000	26,875	11.25%, 2/ 4/2017 (f)(g)	26,190	26,059

		50,749	11.50%, 2/ 4/2017 (g)	9,930	9,582

					35,641

REITS - Healthcare (0.39%)
Omega Healthcare Investors Inc			Savings & Loans - Thrifts (0.00%)
7.00%, 4/ 1/2014	10,000	9,775	Washington Mutual Bank / Henderson NV
7.00%, 1/15/2016	1,000	955	0.00%, 6/15/2011 (b)	3,500	9

		10,730	0.00%, 1/15/2013 (b)	3,000	7

			0.00%, 1/15/2015 (b)(f)	2,000	5

REITS - Office Property (1.10%)
					21

Reckson Operating Partnership LP
6.00%, 3/31/2016	35,000	30,246	Seismic Data Collection (0.23%)
			Cie Generale de Geophysique-Veritas
Rental - Auto & Equipment (0.08%)			9.50%, 5/15/2016 (g)	6,020	6,336
Hertz Corp/The
8.88%, 1/ 1/2014	2,165	2,192	Sovereign (1.67%)
United Rentals North America Inc			Brazilian Government International Bond
6.50%, 2/15/2012	1	1	12.50%, 1/ 5/2016	55,600	35,349

		2,193	Mexican Bonos

			8.00%, 12/19/2013	138,474	10,773

					46,122

See accompanying notes

243

Schedule of Investments High Yield Fund October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			SENIOR FLOATING RATE INTERESTS (8.29%)
Special Purpose Entity (4.23%)			Auto - Car & Light Trucks (1.10%)
CCM Merger Inc			Ford Motor Co, Term Loan B
8.00%, 8/ 1/2013 (g)	$ 44,500 $	36,490	3.29%, 12/16/2013 (f)	$ 34,202 $	30,389
ISA Capital do Brasil SA
8.80%, 1/30/2017 (g)	21,000	22,890	Auto/Truck Parts & Equipment - Original (0.39%)
Piper Jaffray Equipment Trust Securities			Dana Holding Corp, Term Loan
6.00%, 9/10/2011 (e)(g)	17,973	17,793	7.23%, 1/31/2015 (f)	12,324	10,712
TRAINS HY-1-2006
7.15%, 5/ 1/2016 (g)	25,215	24,580	Casino Hotels (0.78%)
UCI Holdco Inc			Harrah's Operating Co Inc, Term Loan
9.25%, 12/15/2013 (f)	5,391	2,803	9.50%, 10/23/2016 (f)	18,355	17,939
Universal City Development Partners Ltd			Harrah's Operating Co Inc, Term Loan B2
11.75%, 4/ 1/2010	11,995	12,055	3.28%, 1/28/2015 (f)	4,609	3,664

		116,611			21,603

Telecommunication Services (1.47%)			Chemicals-Specialty (0.26%)
Global Crossing Ltd			Huntsman International LLC, Term Loan C
12.00%, 9/15/2015 (g)	7,580	8,130	2.49%, 6/23/2016 (f)	8,000	7,246
Telcordia Technologies Inc
4.03%, 7/15/2012 (f)(g)	6,515	5,635	Commercial Services (1.23%)
Wind Acquisition Finance SA			Quintiles Transnational, Term Loan Lien 1
11.75%, 7/15/2017 (g)	23,660	26,736	2.28%, 3/31/2013 (f)	28,325	26,873

		40,501	Quintiles Transnational, Term Loan Lien 2

			4.28%, 3/31/2014 (f)	7,500	7,125

Telephone - Integrated (1.47%)					33,998

Level 3 Financing Inc
9.25%, 11/ 1/2014	21,500	19,135	Data Processing & Management (0.90%)
Sprint Nextel Corp			First Data Corp, Term Loan B
6.00%, 12/ 1/2016	15,000	12,900	3.04%, 9/24/2014 (f)	7,980	6,834
8.38%, 8/15/2017	8,745	8,439	First Data Corp, Term Loan B1

			3.00%, 12/24/2014 (f)	15,921	13,685
		40,474

			First Data Corp, Term Loan B2
Theaters (0.46%)			3.04%, 9/24/2014 (f)	4,975	4,266

AMC Entertainment Inc					24,785

8.75%, 6/ 1/2019	12,465	12,777
			Diversified Manufacturing Operations (0.08%)
Transport - Marine (0.29%)			GenTek Holding LLC, Term Loan
Navios Maritime Holdings Inc / Navios			0.00%, 9/30/2014 (f)(i)	2,100	2,107
Maritime Finance US Inc
8.88%, 11/ 1/2017 (g)(h)	7,915	8,034	Electric - Integrated (0.54%)
			Texas Competitive Electric Holdings
Transport - Services (0.80%)			Company, Term Loan B2
			3.74%, 10/29/2014 (f)	19,226	14,862
Student Transportation of America ULC
14.00%, 12/21/2016 (a)	4,901	4,760
			Electronic Components - Semiconductors (0.43%)
Trailer Bridge Inc
9.25%, 11/15/2011	18,000	17,280	Freescale Semiconductor Inc, Term Loan B

			2.00%, 12/ 1/2013 (f)	14,712	11,921
		22,040

Wire & Cable Products (0.03%)			Hotels & Motels (0.03%)
Coleman Cable Inc			Universal Orlando Term Loan
9.88%, 10/ 1/2012	765	759	0.00%, 11/ 1/2014 (f)(i)	-	751

TOTAL BONDS	$ 2,127,080

			Identification Systems - Development (0.31%)
			L-1 Identity Solutions, Term Loan B
			6.75%, 8/ 5/2013 (f)	8,493	8,521

See accompanying notes

244

Schedule of Investments High Yield Fund October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			CONVERTIBLE BONDS (continued)
Investment Management & Advisory Services (0.23%)			Food - Catering (0.22%)
Nuveen Investments Inc, Term Loan			FU JI Food and Catering Services Holdings Ltd
12.50%, 7/ 9/2015 (f)	$ 6,080 $	6,191	0.00%, 11/ 9/2009 (b)	$ 46,500 $	600
			0.00%, 10/18/2010 (b)	245,000	5,500

Medical - HMO (0.25%)					6,100

Multiplan Inc, Term Loan B
2.75%, 4/12/2013 (f)	4,813	4,514	Footwear & Related Apparel (0.19%)
Multiplan Inc, Term Loan C			Iconix Brand Group Inc
2.75%, 4/12/2013 (f)	2,567	2,426	1.88%, 6/30/2012	6,150	5,320

		6,940

			Identification Systems - Development (0.24%)
Medical - Hospitals (0.18%)			L-1 Identity Solutions Inc
HCA Inc; Term Loan A			3.75%, 5/15/2027	7,395	6,637
1.53%, 1/22/2012 (f)	5,295	4,914
			Medical - Biomedical/Gene (1.03%)
Medical-Outptnt/Home Med (0.03%)			Amylin Pharmaceuticals Inc
Select Medical Corp, Term Loan			3.00%, 6/15/2014	37,175	28,253
2.41%, 2/24/2012 (f)	905	870
			Medical Products (0.60%)
Property & Casualty Insurance (0.19%)			China Medical Technologies Inc
Asurion Corp, Term Loan B			4.00%, 8/15/2013	22,750	16,579
6.74%, 7/ 7/2015 (f)	5,500	5,207
			Pharmacy Services (0.28%)
Rental - Auto & Equipment (0.36%)			Omnicare Inc
Rental Services Corp, Term Loan			3.25%, 12/15/2035	9,500	7,565
3.82%, 11/30/2013 (f)	11,000	9,883
			Retail - Automobile (0.60%)
Retail - Drug Store (0.06%)			Asbury Automotive Group Inc
Rite Aid Corp, Term Loan			3.00%, 9/15/2012	12,500	10,656
9.50%, 6/ 5/2015 (f)	1,615	1,655	Sonic Automotive Inc
			5.00%, 10/ 1/2029	755	742
Satellite Telecommunications (0.50%)			United Auto Group
Intelsat Jackson Holdings Ltd, Term Loan			3.50%, 4/ 1/2026	5,000	5,019

3.25%, 2/ 1/2014 (f)	15,500	13,803			16,417

Special Purpose Entity (0.44%)			Semiconductor Component - Integrated Circuits (0.86%)
Motor City Casino, Term Loan B			Jazz Technologies Inc
8.50%, 7/21/2012 (f)	12,683	12,022	8.00%, 12/31/2011	6,000	4,087

TOTAL SENIOR FLOATING RATE INTERESTS	$ 228,380		Linear Technology Corp

			3.00%, 5/ 1/2027	20,500	19,629

CONVERTIBLE BONDS (7.71%)					23,716

Agricultural Chemicals (0.14%)
			Telecommunication Equipment - Fiber Optics (1.05%)
Sinofert Holdings Ltd
0.00%, 8/ 7/2011 (b)	24,000	3,902	JDS Uniphase Corp
			1.00%, 5/15/2026	35,000	29,006
Circuit Boards (0.86%)
TTM Technologies Inc			Therapeutics (0.04%)
3.25%, 5/15/2015	25,450	23,700	Vion Pharmaceuticals Inc
			7.75%, 2/15/2012	4,500	1,120
Educational Software (0.60%)
			Transport - Marine (0.46%)
Blackboard Inc
3.25%, 7/ 1/2027	17,000	16,490	Horizon Lines Inc
			4.25%, 8/15/2012	16,000	12,620

Enterprise Software & Services (0.54%)			TOTAL CONVERTIBLE BONDS	$ 212,421

Lawson Software Inc
2.50%, 4/15/2012	15,500	14,996

See accompanying notes

245

Schedule of Investments High Yield Fund October 31, 2009

			Unrealized Appreciation (Depreciation)
	Principal		The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Amount	Value	of investments held by the fund as of the period end were as follows:
	(000's)	(000's)

REPURCHASE AGREEMENTS (3.59%)			Unrealized Appreciation	$ 213,220
Diversified Banking Institutions (3.59%)			Unrealized Depreciation	(152,177)

Investment in Joint Trading Account; Bank			Net Unrealized Appreciation (Depreciation)	61,043
of America Repurchase Agreement; 0.06%			Cost for federal income tax purposes	2,677,196
dated 10/30/09 maturing 11/02/09			All dollar amounts are shown in thousands (000's)
(collateralized by Sovereign Agency
Issues; $25,197,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 24,703$	24,703	Portfolio Summary (unaudited)

Investment in Joint Trading Account; Credit			Sector	Percent

Suisse Repurchase Agreement; 0.06%			Financial	22.72%
dated 10/30/09 maturing 11/02/09			Consumer, Non-cyclical	20.20%
(collateralized by US Treasury Notes;			Consumer, Cyclical	17.17%
$25,197,000; 1.38% - 2.00%; dated			Communications	11.27%
02/28/10 - 09/15/12)	24,702	24,702	Energy	7.59%
Investment in Joint Trading Account;			Industrial	5.46%
Deutsche Bank Repurchase Agreement;			Utilities	5.23%
0.06% dated 10/30/09 maturing 11/02/09			Technology	4.55%
(collateralized by Sovereign Agency			Basic Materials	3.26%
Issues; $25,197,000; 1.88% - 3.75%; dated			Government	1.73%
12/06/10 - 08/24/12)	24,703	24,703	Mortgage Securities	0.20%
			Other Assets in Excess of Liabilities, Net	0.62%

Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;			TOTAL NET ASSETS	100.00%

0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $25,197,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	24,703	24,703

		98,811

TOTAL REPURCHASE AGREEMENTS	$ 98,811

Total Investments	$ 2,738,239
Other Assets in Excess of Liabilities, Net - 0.62%		17,214

TOTAL NET ASSETS - 100.00%	$ 2,755,453

(a) Security is Illiquid
(b) Non-Income Producing Security
(c)	Affiliated Security as defined by the Investment Company Act of 1940
(the Fund controls 5.0% or more of the outstanding voting shares of the security).
(d) Affiliated Security
(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $75,373 or 2.74% of net assets.
(f)	Variable Rate. Rate shown is in effect at October 31, 2009.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $549,472 or 19.94% of net assets.
(h)	Security purchased on a when-issued basis.
(i)	This Senior Floating Rate Note will settle after October 31, 2009, at which time the interest rate will be determined.

See accompanying notes

246

Schedule of Investments
High Yield Fund
October 31, 2009

Affiliated Securities

	October 31, 2008		Purchases			Sales	October 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

New Flyer Industries Inc	2,653,300 $	23,058	80,200	$ 629	-	$ -	2,733,500 $	23,687
Student Transportation of America Inc	1,123,000	10,449 150,900		911	1,273,900	11,360	-	-

	$ 33,507			$ 1,540		$ 11,360	$ 23,687

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

New Flyer Industries Inc	$ 917			$ -			$ -
Student Transportation of America Inc			920			-		-

	$ 1,837			$ -			$ -

See accompanying notes

247

Schedule of Investments Income Fund October 31, 2009

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (0.00%)			BONDS (continued)
Pipelines (0.00%)			Commercial Banks (1.09%)
Energy Maintenance Services Group LLC -			US Bank NA/Cincinnati OH
Warrants (a)(b)(c)	383 $	-	6.38%, 8/ 1/2011	$ 5,000 $	5,398
			4.95%, 10/30/2014	6,000	6,452

Special Purpose Entity (0.00%)					11,850

Adelphia Recovery Trust (a)(c)	658,740	-

			Commercial Services (0.89%)
TOTAL COMMON STOCKS	$ -

			Ceridian Corp
PREFERRED STOCKS (0.03%)			11.25%, 11/15/2015 (e)	10,000	9,625
Finance - Mortgage Loan/Banker (0.03%)
Freddie Mac 8.38%; Series Z (c)	300,000	330	Containers - Paper & Plastic (1.04%)

TOTAL PREFERRED STOCKS	$ 330		Sealed Air Corp

			5.63%, 7/15/2013 (d)	4,000	4,008
	Principal
			7.88%, 6/15/2017 (d)	7,000	7,294

	Amount	Value			11,302

	(000's)	(000's)

BONDS (72.49%)			Cruise Lines (1.07%)
Aerospace & Defense (0.35%)			Royal Caribbean Cruises Ltd
			8.75%, 2/ 2/2011	4,000	4,040
Lockheed Martin Corp
7.75%, 5/ 1/2026	$ 3,000	3,750	6.88%, 12/ 1/2013	6,000	5,685
			7.25%, 3/15/2018	2,000	1,820

Auto - Medium & Heavy Duty Trucks (0.59%)					11,545

New Flyer Industries Ltd
			Diversified Banking Institutions (6.51%)
14.00%, 8/19/2020 (a)(b)(d)	7,000	6,404
			Bank of America Corp
			5.42%, 3/15/2017	5,000	4,893
Brewery (1.08%)
			6.80%, 3/15/2028	670	688
Anheuser-Busch InBev Worldwide Inc
7.75%, 1/15/2019 (d)	10,000	11,653	8.00%, 12/29/2049 (e)	4,000	3,597
			8.13%, 12/29/2049 (e)	7,000	6,295
Cable TV (0.01%)			Citigroup Inc
Frontiervision			5.85%, 8/ 2/2016	12,000	12,042
0.00%, 9/15/2010 (a)(c)	2,500	75	Goldman Sachs Group Inc/The
			6.60%, 1/15/2012	10,000	10,890
Cable/Satellite TV (2.90%)			5.35%, 1/15/2016	2,000	2,098
Comcast Corp			JP Morgan Chase & Co
6.45%, 3/15/2037	7,000	7,176	5.13%, 9/15/2014	12,000	12,700
6.95%, 8/15/2037	3,000	3,272	7.90%, 4/29/2049 (e)	5,000	5,028
COX Communications Inc			Morgan Stanley
6.75%, 3/15/2011	8,000	8,435	4.75%, 4/ 1/2014	5,000	5,015
6.45%, 12/ 1/2036 (d)	4,000	3,985	6.25%, 8/ 9/2026	7,000	7,212

Time Warner Cable Inc					70,458

6.55%, 5/ 1/2037	6,000	6,206
7.30%, 7/ 1/2038	2,000	2,253	Electric - Integrated (11.96%)

			Arizona Public Service Co
		31,327

			6.50%, 3/ 1/2012	5,000	5,412
Casino Hotels (1.15%)			Dominion Resources Inc/VA
MGM Mirage			5.00%, 3/15/2013	10,000	10,556
13.00%, 11/15/2013 (d)	10,000	11,350	Exelon Generation Co LLC
11.13%, 11/15/2017 (d)	1,000	1,100	6.20%, 10/ 1/2017	9,000	9,764

		12,450	Florida Power Corp

			5.90%, 3/ 1/2033	8,000	8,487
Casino Services (1.10%)
			6.35%, 9/15/2037	4,000	4,553
Peninsula Gaming LLC
10.75%, 8/15/2017 (d)	12,000	11,910	Metropolitan Edison Co
			4.95%, 3/15/2013	7,000	7,288

See accompanying notes

248

Schedule of Investments
Income Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Integrated (continued)			Life & Health Insurance (1.00%)
Mirant Americas Generation LLC			Prudential Financial Inc
8.50%, 10/ 1/2021	$ 15,000 $	13,350	7.38%, 6/15/2019	$ 4,000 $	4,469
Nisource Finance Corp			8.88%, 6/15/2038 (e)	6,000	6,375

6.15%, 3/ 1/2013	5,000	5,279			10,844

5.40%, 7/15/2014	5,000	5,170
			Medical - Drugs (0.63%)
5.25%, 9/15/2017	2,000	1,922
			Elan Finance PLC/Elan Finance Corp
Ohio Edison Co			8.75%, 10/15/2016 (d)	3,000	2,783
5.45%, 5/ 1/2015	5,000	5,281
			QHP Royalty LLC
Oncor Electric Delivery Co			10.25%, 3/15/2015 (a)	4,000	4,000

7.00%, 9/ 1/2022	12,000	13,890
					6,783

Pacific Gas & Electric Co
4.20%, 3/ 1/2011	10,250	10,611	Medical - Hospitals (1.91%)
6.05%, 3/ 1/2034	2,000	2,179	HCA Inc
PacifiCorp			7.50%, 11/ 6/2033	1,700	1,403
4.95%, 8/15/2014	5,000	5,376	HCA Inc/DE
5.25%, 6/15/2035	5,000	4,975	9.25%, 11/15/2016	6,000	6,270
PPL Energy Supply LLC			Tenet Healthcare Corp
6.40%, 11/ 1/2011	5,000	5,392	9.00%, 5/ 1/2015 (d)	6,000	6,345
6.50%, 5/ 1/2018	3,000	3,203	10.00%, 5/ 1/2018 (d)	6,000	6,615

Southwestern Electric Power Co					20,633

5.38%, 4/15/2015	6,500	6,680

			Metal - Diversified (1.11%)
		129,368	Xstrata Canada Corp

Electronics - Military (0.11%)			6.00%, 10/15/2015	12,000	12,066
Lockheed Martin Tactical Systems Inc
7.63%, 6/15/2025	1,000	1,233	MRI - Medical Diagnostic Imaging (1.08%)
			Alliance HealthCare Services Inc
Finance - Investment Banker & Broker (2.06%)			7.25%, 12/15/2012	12,000	11,700
Jefferies Group Inc
7.75%, 3/15/2012	7,500	8,110	Multi-Line Insurance (0.53%)
6.25%, 1/15/2036	9,000	7,048	Farmers Insurance Exchange
			6.00%, 8/ 1/2014 (d)	6,000	5,726
Merrill Lynch & Co Inc
5.00%, 1/15/2015	3,000	3,047
			Multimedia (1.32%)
6.50%, 7/15/2018	2,000	2,056
			Historic TW Inc
6.75%, 6/ 1/2028	2,000	1,974	9.15%, 2/ 1/2023	5,260	6,295

		22,235	News America Inc

Finance - Leasing Company (0.11%)			6.40%, 12/15/2035	8,000	7,999

DVI Inc					14,294

0.00%, 2/ 1/2004 (a)(b)(c)	8,125	1,158
			Non-Hazardous Waste Disposal (1.31%)
0.00%, 2/ 1/2004 (a)(b)(c)	400	36	Allied Waste North America Inc

		1,194	7.88%, 4/15/2013	1,000	1,031

Gas - Distribution (0.90%)			7.25%, 3/15/2015	9,000	9,461
Sempra Energy			Waste Management Inc
6.00%, 2/ 1/2013	9,000	9,729	7.38%, 8/ 1/2010	3,500	3,654

					14,146

Industrial Gases (1.05%)
			Oil Company - Exploration & Production (1.38%)
Airgas Inc
			OPTI Canada Inc
4.50%, 9/15/2014	5,000	5,123
			7.88%, 12/15/2014	12,000	9,360
7.13%, 10/ 1/2018 (d)	6,000	6,195

			XTO Energy Inc
		11,318	6.75%, 8/ 1/2037	5,000	5,532

					14,892

See accompanying notes

249

Schedule of Investments
Income Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Oil Company - Integrated (1.77%)			Reinsurance (0.23%)
Petro-Canada			Aspen Insurance Holdings Ltd
4.00%, 7/15/2013	$ 3,000 $	3,045	6.00%, 8/15/2014	$ 2,500 $	2,509
9.25%, 10/15/2021	8,500	10,630
6.80%, 5/15/2038	5,000	5,459	REITS - Healthcare (3.68%)

		19,134	HCP Inc

			6.45%, 6/25/2012	3,000	3,099
Oil Refining & Marketing (0.42%)			6.00%, 3/ 1/2015	1,750	1,743
Tesoro Corp/Texas			7.07%, 6/ 8/2015	2,250	2,352
6.25%, 11/ 1/2012	4,600	4,520
			Health Care REIT Inc
			6.00%, 11/15/2013	8,000	7,906
Pharmacy Services (0.31%)
			6.20%, 6/ 1/2016	3,000	2,999
Omnicare Inc
6.13%, 6/ 1/2013	3,500	3,360	Healthcare Realty Trust Inc
			8.13%, 5/ 1/2011	7,500	7,871

Physical Therapy & Rehabilitation Centers (0.85%)			5.13%, 4/ 1/2014	2,000	1,913
Healthsouth Corp			Nationwide Health Properties Inc
10.75%, 6/15/2016	8,500	9,223	6.00%, 5/20/2015	12,000	11,928

					39,811

Pipelines (4.15%)
			REITS - Office Property (0.96%)
El Paso Natural Gas Co			Arden Realty LP
7.50%, 11/15/2026	10,000	10,873	5.20%, 9/ 1/2011	3,000	3,120
Energy Maintenance Services Group LLC			5.25%, 3/ 1/2015	7,000	7,240

11.50%, 3/ 1/2014 (a)(b)	13,299	11,304
					10,360

Enterprise Products Operating LLC
6.38%, 2/ 1/2013	2,500	2,710	REITS - Regional Malls (1.05%)
Express Pipeline LP			Simon Property Group LP
7.39%, 12/31/2017 (d)	4,288	4,560	10.35%, 4/ 1/2019	9,000	11,322
Southern Natural Gas Co
8.00%, 3/ 1/2032	4,000	4,579	REITS - Shopping Centers (2.05%)
Tennessee Gas Pipeline Co			Developers Diversified Realty Corp
8.38%, 6/15/2032	2,000	2,378	4.63%, 8/ 1/2010	10,000	9,872
TransCanada Pipelines Ltd			Kimco Realty Corp
7.25%, 8/15/2038	7,000	8,507	6.88%, 10/ 1/2019	12,000	12,337

		44,911			22,209

Property Trust (1.13%)			REITS - Storage (0.85%)
WEA Finance LLC / WT Finance Aust Pty Ltd			Shurgard Storage Centers LLC
6.75%, 9/ 2/2019 (d)	12,000	12,221	5.88%, 3/15/2013	9,000	9,189

Publishing - Books (1.00%)			Rental - Auto & Equipment (0.74%)
Reed Elsevier Capital Inc			ERAC USA Finance Co
6.75%, 8/ 1/2011	10,000	10,820	6.38%, 10/15/2017 (d)	4,000	4,098
			7.00%, 10/15/2037 (d)	4,000	3,862

Regional Banks (2.71%)					7,960

Bank One Corp
10.00%, 8/15/2010	400	427	Retail - Automobile (0.44%)
FleetBoston Financial Corp			Asbury Automotive Group Inc
6.88%, 1/15/2028	995	1,029	8.00%, 3/15/2014	5,000	4,775
Wells Fargo & Co
			Retail - Regional Department Store (1.06%)
4.63%, 4/15/2014	11,000	11,098
			Neiman Marcus Group Inc/The
7.98%, 3/29/2049 (e)	15,000	14,044
			10.38%, 10/15/2015	13,000	11,440
Wells Fargo Capital XV
9.75%, 12/29/2049 (e)	2,500	2,688

		29,286

See accompanying notes

250

Schedule of Investments
Income Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Special Purpose Entity (0.83%)			OBLIGATIONS (continued)
CCM Merger Inc			Federal Home Loan Mortgage Corporation
			(FHLMC) (continued)
8.00%, 8/ 1/2013 (d)	$ 11,000 $	9,020
			5.50%, 5/ 1/2031	$ 1,288 $	1,363
			7.00%, 1/ 1/2032	398	438
Telecommunication Equipment - Fiber Optics (1.18%)
Corning Inc			6.00%, 5/ 1/2032	1,295	1,391
5.90%, 3/15/2014	12,000	12,810	4.50%, 8/ 1/2033	9,004	9,174
			4.50%, 8/ 1/2033	7,860	8,009
Telecommunication Services (1.68%)			4.50%, 8/ 1/2033	13,086	13,334
Qwest Corp			5.50%, 6/ 1/2035	15,225	16,081
8.88%, 3/15/2012 (e)	8,000	8,420	5.00%, 11/ 1/2035	13,441	13,964
Telus Corp			5.50%, 1/ 1/2036	15,140	15,992
8.00%, 6/ 1/2011	9,000	9,811

			5.50%, 4/ 1/2036	12,657	13,351
		18,231

			6.00%, 6/ 1/2038	5,043	5,371
Toys (0.10%)			4.00%, 4/ 1/2039	14,805	14,607
Mattel Inc			4.50%, 5/ 1/2039	17,755	17,969
7.30%, 6/13/2011	1,000	1,039	4.50%, 7/ 1/2039	19,916	20,156

					157,596

Transport - Services (1.06%)
Trailer Bridge Inc			Federal National Mortgage Association (FNMA) (4.17%)
9.25%, 11/15/2011	12,000	11,520	7.45%, 6/ 1/2016	101	109

TOTAL BONDS	$ 784,180		5.00%, 1/ 1/2018	2,609	2,786

			6.50%, 9/ 1/2028	90	98
SENIOR FLOATING RATE INTERESTS (0.92%)
			6.50%, 11/ 1/2028	79	86
Commercial Services (0.22%)
			7.00%, 1/ 1/2030	26	29
Quintiles Transnational, Term Loan Lien 2
4.28%, 3/31/2014 (e)	2,500	2,375	6.50%, 5/ 1/2031	225	244
			6.00%, 4/ 1/2032	800	859
Special Purpose Entity (0.70%)			6.50%, 4/ 1/2032	1,019	1,104
Motor City Casino, Term Loan B			6.50%, 5/ 1/2032	985	1,068
8.50%, 7/21/2012 (e)	7,997	7,580	5.00%, 10/ 1/2032	2,791	2,908

TOTAL SENIOR FLOATING RATE INTERESTS	$ 9,955		5.50%, 3/ 1/2033	3,402	3,599

CONVERTIBLE BONDS (1.39%)			5.50%, 2/ 1/2035	14,430	15,242
Medical Products (0.88%)			4.00%, 3/ 1/2039	17,197	16,988

China Medical Technologies Inc					45,120

4.00%, 8/15/2013	13,000	9,474
			Government National Mortgage Association
			(GNMA) (0.21%)
Pharmacy Services (0.51%)			7.00%, 6/20/2031	233	255
Omnicare Inc			6.00%, 5/20/2032 (e)	1,893	2,034

3.25%, 12/15/2035	7,000	5,574			2,289

TOTAL CONVERTIBLE BONDS	$ 15,048

			U.S. Treasury (3.24%)
U.S. GOVERNMENT & GOVERNMENT AGENCY			4.50%, 5/15/2038	8,000	8,356
OBLIGATIONS (22.19%)
			3.50%, 2/15/2039	19,000	16,655
Federal Home Loan Mortgage Corporation
(FHLMC) (14.57%)			4.25%, 5/15/2039	10,000	10,023

5.50%, 11/ 1/2017	2,826	3,050			35,034

5.50%, 1/ 1/2018	829	894
			TOTAL U.S. GOVERNMENT & GOVERNMENT
6.50%, 1/ 1/2029	300	325	AGENCY OBLIGATIONS	$ 240,039

6.50%, 5/ 1/2029	452	490
6.50%, 6/ 1/2029	255	276
6.50%, 6/ 1/2029	754	818
6.50%, 8/ 1/2029	226	245
6.00%, 3/ 1/2031	277	298

See accompanying notes

251

Schedule of Investments Income Fund October 31, 2009

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Financial	27.41%

			Mortgage Securities	18.95%
REPURCHASE AGREEMENTS (1.91%)			Utilities	12.86%
Diversified Banking Institutions (1.91%)			Consumer, Non-cyclical	9.09%
Investment in Joint Trading Account; Bank			Communications	8.09%
of America Repurchase Agreement; 0.06%			Energy	7.71%
dated 10/30/09 maturing 11/02/09			Consumer, Cyclical	5.51%
(collateralized by Sovereign Agency			Industrial	3.88%
Issues; $5,275,000; 0.00% - 5.75%; dated			Government	3.27%
11/02/09 - 07/15/32)	$ 5,171$	5,171	Basic Materials	2.16%
			Other Assets in Excess of Liabilities, Net	1.07%

Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%			TOTAL NET ASSETS	100.00%

dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$5,275,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	5,172	5,172
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $5,275,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	5,171	5,171
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $5,275,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	5,171	5,171

		20,685

TOTAL REPURCHASE AGREEMENTS	$ 20,685

Total Investments	$ 1,070,237
Other Assets in Excess of Liabilities, Net - 1.07%		11,599

TOTAL NET ASSETS - 100.00%	$ 1,081,836

(a)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $22,977 or 2.12% of net assets.
(b) Security is Illiquid
(c) Non-Income Producing Security
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $119,129 or 11.01% of net assets.
(e)	Variable Rate. Rate shown is in effect at October 31, 2009.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 42,874
Unrealized Depreciation		(31,656)

Net Unrealized Appreciation (Depreciation)		11,218
Cost for federal income tax purposes		1,059,019
All dollar amounts are shown in thousands (000's)

See accompanying notes

252

Schedule of Investments
Inflation Protection Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (9.57%)			BONDS (continued)
Asset Backed Securities (0.67%)			Finance - Consumer Loans (0.19%)
Ameriquest Mortgage Securities Inc			SLM Corp
0.55%, 4/25/2034 (a)(b)	$ 376 $	269	0.50%, 3/15/2011 (a)	$ 1,000 $	889
Argent Securities Inc
0.36%, 4/25/2036 (a)(c)	92	90	Finance - Investment Banker & Broker (0.32%)
Carrington Mortgage Loan Trust			Bear Stearns Cos LLC/The
0.47%, 12/25/2035 (a)(c)	149	140	0.56%, 11/28/2011 (a)	1,500	1,492
Countrywide Asset-Backed Certificates
1.37%, 12/25/2032 (a)(b)	64	26	Food - Miscellaneous/Diversified (0.31%)
0.61%, 2/25/2036 (a)(c)	171	145	General Mills Inc
0.49%, 3/25/2036 (a)(b)	1,273	751	0.41%, 1/22/2010 (a)(c)	1,000	1,000
			Kraft Foods Inc
0.74%, 2/25/2037 (a)(b)	3,000	62
			0.96%, 8/11/2010 (a)	450	450

Fannie Mae Grantor Trust
0.38%, 4/25/2035 (a)	137	126			1,450

Fannie Mae Whole Loan			Home Equity - Other (0.47%)
0.54%, 11/25/2033 (a)(b)(c)	7	7	Asset Backed Securities Corp Home Equity
First Franklin Mortgage Loan Asset Backed			0.34%, 7/25/2036 (a)(c)	1,017	953
Certificates			First NLC Trust
0.48%, 11/25/2035 (a)(b)(c)	378	359	0.54%, 9/25/2035 (a)	501	488
First-Citizens Home Equity Loan LLC			GSAA Trust
0.46%, 9/15/2022 (a)(d)	712	374	0.38%, 4/25/2047 (a)(b)	3,025	655
Long Beach Mortgage Loan Trust			New Century Home Equity Loan Trust
0.77%, 6/25/2034 (a)(b)	225	154	0.53%, 3/25/2035 (a)(b)	55	47
SLM Student Loan Trust			Option One Mortgage Loan Trust
0.36%, 3/15/2017 (a)(b)(c)	592	583	1.24%, 2/25/2035 (a)(b)	28	5

		3,086	0.69%, 3/25/2037 (a)(b)	2,000	31

Automobile Sequential (0.69%)					2,179

AmeriCredit Automobile Receivables Trust			Mortgage Backed Securities (4.35%)
0.26%, 4/ 6/2012 (a)(c)	311	310
			Banc of America Commercial Mortgage Inc
Capital One Auto Finance Trust			6.85%, 4/15/2036 (b)	300	302
0.29%, 10/15/2012 (a)(c)	1,980	1,963
			Bear Stearns Alt-A Trust
Hyundai Auto Receivables Trust			0.40%, 11/25/2036 (a)	420	204
0.65%, 1/17/2012 (a)(c)	923	923

			0.41%, 4/25/2037 (a)	1,133	342
		3,196

			Bear Stearns Asset Backed Securities Trust
Commercial Banks (0.13%)			0.47%, 4/25/2036 (a)	123	54
HSBC Americas Capital Trust I			Bear Stearns Commercial Mortgage Securities
7.81%, 12/15/2026 (b)(d)	100	99	7.00%, 5/20/2030	403	426
ICICI Bank Ltd			Chase Mortgage Finance Corp
0.82%, 1/12/2010 (a)(c)(d)	500	495	4.05%, 7/25/2037 (a)(b)	391	369

		594	Citigroup / Deutsche Bank Commercial

			Mortgage Trust
Electric - Integrated (0.81%)			0.42%, 10/15/2048 (a)	34,361	507
Entergy Gulf States Inc			0.09%, 12/11/2049 (a)(d)	12,718	97
0.76%, 12/ 1/2009 (a)(c)	200	200	Citigroup/Deutsche Bank Commercial
Ohio Power Co			Mortgage Trust
0.46%, 4/ 5/2010 (a)(c)	1,535	1,534	0.38%, 12/11/2049 (a)(d)	8,127	129
Pepco Holdings Inc			Countrywide Alternative Loan Trust
0.99%, 6/ 1/2010 (a)	1,150	1,136	0.66%, 12/25/2035 (a)(b)	420	95
TECO Energy Inc			0.52%, 6/25/2036 (a)(b)	955	141
2.48%, 5/ 1/2010 (a)(c)	850	848	0.50%, 7/25/2046 (a)	2,100	502

		3,718	0.45%, 5/25/2047 (a)	3,721	1,003

			Countrywide Asset-Backed Certificates
			0.51%, 1/25/2036 (a)(b)	140	98

See accompanying notes

253

Schedule of Investments
Inflation Protection Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities			Indymac Index Mortgage Loan Trust
Corp			0.42%, 2/25/2037 (a)	$ 1,460 $	738
7.79%, 9/15/2041 (a)	$ 902 $	902	JP Morgan Alternative Loan Trust
Fannie Mae			0.39%, 3/25/2037 (a)	1,460	505
0.54%, 2/25/2018 (a)	52	52	JP Morgan Mortgage Trust
0.54%, 3/25/2018 (a)	319	316	5.29%, 7/25/2035 (a)(b)	521	508
0.49%, 11/25/2022 (a)	75	75	LB-UBS Commercial Mortgage Trust
0.44%, 1/25/2023 (a)	74	73	5.59%, 6/15/2031	390	410
0.64%, 2/25/2028 (a)(c)	132	132	Merrill Lynch / Countrywide Commercial
0.54%, 2/25/2032 (a)	64	64	Mortgage Trust
			0.15%, 7/12/2046 (a)(d)	16,837	205
0.49%, 3/25/2035 (a)	168	166
			Merrill Lynch Alternative Note Asset Trust
Fannie Mae Grantor Trust			0.45%, 4/25/2037 (a)	5,000	2,240
0.59%, 5/25/2035 (a)	67	62
			Morgan Stanley Capital I
Fannie Mae Whole Loan			0.84%, 12/20/2046 (a)(b)(d)	200	2
0.39%, 5/25/2035 (a)(b)	71	69
			Residential Accredit Loans Inc
0.44%, 5/25/2035 (a)(b)	87	85	0.39%, 2/25/2037 (a)(b)	2,531	1,037
0.49%, 6/25/2044 (a)(c)	13	13	WaMu Mortgage Pass Through Certificates
0.69%, 2/25/2047 (a)	76	73	0.88%, 12/25/2027 (a)	764	574
Freddie Mac			0.61%, 1/25/2045 (a)	167	78
0.55%, 5/15/2017 (a)	282	281	0.62%, 11/25/2045 (a)(b)(c)	466	399
0.55%, 2/15/2018 (a)	319	315	0.46%, 8/25/2046 (a)(b)	844	388
0.55%, 6/15/2018 (a)	330	328	Washington Mutual Alternative Mortgage
0.50%, 3/15/2023 (a)	191	189	Pass-Through Certificates
0.70%, 6/15/2023 (a)	89	88	0.52%, 6/25/2046 (a)	620	61
0.60%, 2/15/2030 (a)	28	28	0.42%, 1/25/2047 (a)	3,153	418

0.60%, 5/15/2030 (a)	71	70			20,101

0.65%, 9/15/2033 (a)	304	301	Multimedia (0.44%)
G-Force LLC			Time Warner Inc
0.54%, 12/25/2039 (a)(d)	1,000	308	0.68%, 11/13/2009 (a)(c)	2,050	2,050
Ginnie Mae
1.26%, 10/16/2012 (a)	2,418	70	Pipelines (0.11%)
4.51%, 10/16/2028 (a)(c)	604	623	Williams Cos Inc
0.60%, 10/20/2031 (a)	139	138	2.29%, 10/ 1/2010 (a)(d)	500	500
0.82%, 3/16/2047 (a)	5,359	279
Greenwich Capital Commercial Funding Corp			Regional Banks (0.50%)
0.32%, 3/10/2039 (a)(d)	54,684	751	BAC Capital Trust XIII
GSC Capital Corp Mortgage Trust			0.70%, 3/15/2043 (a)	4,000	2,303
0.50%, 2/25/2036 (a)(b)	551	125
GSR Mortgage Loan Trust			Special Purpose Entity (0.41%)
0.50%, 8/25/2046 (a)	213	60	Sirens BV
			2.23%, 4/13/2012 (a)(d)(e)	2,000	1,892
Homebanc Mortgage Trust
0.58%, 1/25/2036 (a)(b)	899	389
			Telecommunication Services (0.08%)
Impac CMB Trust
1.22%, 10/25/2034 (a)(b)	41	22	Telcordia Technologies Inc
			4.03%, 7/15/2012 (a)(d)	440	381
1.79%, 10/25/2034 (a)(b)	91	15
0.55%, 4/25/2035 (a)(b)	247	74
			Telephone - Integrated (0.09%)
0.75%, 8/25/2035 (a)(b)	55	10	Sprint Nextel Corp
0.89%, 8/25/2035 (a)(b)	49	1	0.68%, 6/28/2010 (a)	400	388

0.49%, 5/25/2037 (a)(b)	1,361	1,090	TOTAL BONDS	$ 44,219

Impac Secured Assets CMN Owner Trust
0.41%, 9/25/2036 (a)	1,500	632

See accompanying notes

254

Schedule of Investments Inflation Protection Fund

October 31, 2009

	Principal		(a) Variable Rate. Rate shown is in effect at October 31, 2009.
	Amount	Value	(b) Security is Illiquid
	(000's)	(000's)	(c)	Security was purchased with the cash proceeds from securities loans.

U.S. GOVERNMENT & GOVERNMENT AGENCY			(d)	Security exempt from registration under Rule 144A of the Securities Act
OBLIGATIONS (84.78%)			of 1933. These securities may be resold in transactions exempt from
U.S. Treasury (0.50%)			registration, normally to qualified institutional buyers. Unless otherwise
			indicated, these securities are not considered illiquid. At the end of the
3.63%, 8/15/2019	$ 2,260 $	2,303	period, the value of these securities totaled $5,233 or 1.13% of net
			assets.
U.S. Treasury Inflation-Indexed Obligations (84.28%)			(e)	Market value is determined in accordance with procedures established in
4.25%, 1/15/2010	3,630	3,661	good faith by the Board of Directors. At the end of the period, the value
3.38%, 1/15/2012	4,005	4,286	of these securities totaled $1,892 or 0.41% of net assets.
			(f)	Security or a portion of the security was on loan at the end of the period.
2.00%, 4/15/2012	16,444	17,172
			(g) Security or a portion of the security was pledged to cover margin
3.00%, 7/15/2012	4,045	4,344	requirements for futures contracts. At the end of the period, the value of
0.63%, 4/15/2013	225	227	these securities totaled $385 or 0.08% of net assets.
2.00%, 1/15/2014	37,461	39,325
1.25%, 4/15/2014	6,955	7,143	Unrealized Appreciation (Depreciation)
2.00%, 7/15/2014	39,103	41,244	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
1.63%, 1/15/2015	16,786	17,356

1.88%, 7/15/2015	12,206	12,796	Unrealized Appreciation	$ 16,526
2.00%, 1/15/2016	8,694	9,145	Unrealized Depreciation	(32,440)

2.50%, 7/15/2016	3,201	3,478	Net Unrealized Appreciation (Depreciation)	(15,914)
2.38%, 1/15/2017	6,513	7,023
			Cost for federal income tax purposes	463,373
2.63%, 7/15/2017	21,520	23,681	All dollar amounts are shown in thousands (000's)
1.63%, 1/15/2018	17,164	17,582
1.38%, 7/15/2018	14,428	14,492	Portfolio Summary (unaudited)

2.13%, 1/15/2019	14,863	15,821	Sector	Percent

1.88%, 7/15/2019	17,827	18,623	Government	84.78%
2.38%, 1/15/2025 (f)	9,733	10,345	Mortgage Securities	4.38%
2.00%, 1/15/2026	14,681	14,811	Financial	4.05%
			Asset Backed Securities	1.80%
2.38%, 1/15/2027	10,093	10,673	Utilities	0.81%
1.75%, 1/15/2028	37,712	36,304	Communications	0.61%
3.63%, 4/15/2028	5,004	6,205	Consumer, Non-cyclical	0.31%
2.50%, 1/15/2029 (g)	30,872	33,221	Energy	0.11%
			Other Assets in Excess of Liabilities, Net	3.15%

3.88%, 4/15/2029 (f)(g)	14,777	19,045
			TOTAL NET ASSETS	100.00%

3.38%, 4/15/2032	1,137	1,407

		389,410	Other Assets Summary (unaudited)

			Asset Type	Percent

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 391,713		Futures	4.91%

SHORT TERM INVESTMENTS (2.50%)
Repurchase Agreements (2.50%)
Barclays Bank Repurchase Agreement;
0.07% dated 10/30/09 maturing 11/02/09
(collateralized by U.S. Government
Agency Issues; $11,758,000; 0.88% -
8.00%; dated 11/15/09 - 11/15/25) (c)	$ 11,527$	11,527

TOTAL SHORT TERM INVESTMENTS	$ 11,527

Total Investments	$ 447,459
Other Assets in Excess of Liabilities, Net - 3.15%		14,562

TOTAL NET ASSETS - 100.00%	$ 462,021

See accompanying notes

255

	Schedule of Investments
	Inflation Protection Fund
	October 31, 2009

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US 5 Year Note; December 2009	Buy	167	$ 19,344	$ 19,448	$ 104
US Long Bond; December 2009	Buy	27	3,218	3,245	27
All dollar amounts are shown in thousands (000's)

See accompanying notes

256

     Schedule of Investments International Emerging Markets Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (92.35%)			COMMON STOCKS (continued)
Aerospace & Defense (0.35%)			Chemicals - Diversified (0.36%)
Empresa Brasileira de Aeronautica SA (a)	864,800 $	4,408	Hanwha Chem Corp	485,820 $	4,517

Airlines (0.55%)			Chemicals - Fibers (0.13%)
Air China Ltd	5,532,000	2,994	Kolon Industries Inc	57,300	1,641
Korean Air Lines Co Ltd	103,450	3,937

		6,931	Circuit Boards (0.44%)

			Tripod Technology Corp	2,206,000	5,520
Appliances (0.08%)
Arcelik (a)	322,678	1,054	Coal (1.70%)
			Banpu Public Co Ltd (a)	372,600	4,790
Applications Software (0.47%)
			China Shenhua Energy Co Ltd	2,275,000	10,206
Check Point Software Technologies Ltd (a)	191,583	5,952
			Yanzhou Coal Mining Co Ltd	4,222,354	6,528

					21,524

Auto - Car & Light Trucks (2.05%)
Dongfeng Motor Group Co Ltd	5,534,000	6,580	Commercial Banks (15.33%)
Hyundai Motor Co	116,348	10,553	Asya Katilim Bankasi AS (a)	2,943,458	6,088
Kia Motors Corp	269,670	4,006	Axis Bank Ltd	362,730	6,905
Tata Motors Ltd ADR	415,155	4,724	Banco do Brasil SA	490,990	7,863

		25,863	Bangkok Bank Public Co (a)	851,100	2,855

			Bank Mandiri Tbk PT	11,442,500	5,491
Auto/Truck Parts & Equipment - Replacement (0.46%)
Weichai Power Co Ltd	895,000	5,842	Bank Negara Indonesia Persero Tbk PT	24,567,000	4,660
			Bank of China Ltd	35,602,000	20,652
Batteries & Battery Systems (0.36%)			Bank of Communications Co Ltd	7,005,000	8,376
Simplo Technology Co Ltd	896,500	4,604	Bank of India	813,800	5,700
			Bank Pekao SA	125,409	6,731
Brewery (0.79%)			Bank Rakyat Indonesia	5,966,000	4,341
Cia de Bebidas das Americas ADR	110,461	9,950	Busan Bank	571,340	6,478
			China Construction Bank Corp	25,484,778	21,971
Building - Heavy Construction (0.70%)
			Daegu Bank	301,417	3,999
Daelim Industrial Co Ltd	138,498	8,789
			Industrial and Commercial Bank of China Ltd	19,859,000	15,800
Building - Residential & Commercial (1.26%)			Korea Exchange Bank	473,330	5,379
Corp GEO SAB de CV (a)	3,402,700	8,955	Malayan Banking Bhd	2,459,600	4,764
Desarrolladora Homex SAB de CV ADR (a)	196,273	6,980	OTP Bank Plc	329,949	9,278

		15,935	Sberbank of Russian Federation	6,167,340	13,666

			Siam Commercial Bank Public (a)(b)	801,000	1,827
Building Products - Cement & Aggregate (0.29%)			State Bank of India Ltd	70,692	6,457
Grasim Industries Ltd (a)	80,351	3,726
			Turkiye Garanti Bankasi AS	2,794,894	10,150
			Turkiye Halk Bankasi AS	960,091	5,746
Building Products - Wood (0.18%)
			Turkiye Vakiflar Bankasi Tao	3,452,374	8,372

Duratex SA (a)	320,832	2,222
					193,549

Cellular Telecommunications (6.42%)			Computer Services (1.29%)
Advanced Info Service PCL (a)(b)	1,626,200	4,164	Infosys Technologies Ltd ADR	354,537	16,309
America Movil SAB de CV ADR	554,824	24,484
China Mobile Ltd	1,810,962	16,977	Computers (0.92%)
Mobile Telesystems OJSC ADR	134,722	6,103	Compal Electronics Inc	568,951	711
MTN Group Ltd	349,366	5,202	Foxconn Technology Co Ltd	1,274,000	4,244
Taiwan Mobile Co Ltd	3,056,000	5,466	Wistron Corp	3,955,945	6,623

Vimpel-Communications ADR	671,682	12,043			11,578

Vivo Participacoes SA ADR	273,041	6,621

			Computers - Peripheral Equipment (0.81%)
		81,060	Chicony Electronics Co Ltd	2,669,000	5,837

See accompanying notes

257

     Schedule of Investments International Emerging Markets Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Peripheral Equipment (continued)			Finance - Investment Banker & Broker
Lite-On Technology Corp	3,334,590 $	4,392	(continued)

			KGI Securities Co Ltd (a)(c)	313,659 $	2,942

		10,229

					5,214

Diversified Financial Services (1.48%)
Mega Financial Holding Co Ltd	14,677,000	8,173	Food - Dairy Products (0.43%)
			China Mengniu Dairy Co Ltd	1,960,000	5,492
Shinhan Financial Group Co Ltd	65,740	2,494
Woori Finance Holdings Co Ltd	438,200	5,898
			Food - Meat Products (0.20%)
Yuanta Financial Holding Co Ltd	3,219,000	2,125

			BRF - Brasil Foods SA (a)	103,894	2,505
		18,690

Diversified Minerals (0.51%)			Food - Miscellaneous/Diversified (0.52%)
Anglo American PLC	176,322	6,460	Uni-President Enterprises Corp	5,847,444	6,525

Diversified Operations (1.71%)			Food - Retail (0.22%)
Imperial Holdings Ltd	328,456	3,382	Cia Brasileira de Distribuicao Grupo Pao de
			Acucar ADR	46,742	2,827
LG Corp	149,262	8,456
Shanghai Industrial Holdings Ltd	1,217,000	5,717	Gold Mining (0.36%)
Tongaat Hulett Ltd	317,537	4,085	Zijin Mining Group Co Ltd	4,682,000	4,532

		21,640

Electric - Generation (0.30%)			Home Furnishings (0.46%)
Huaneng Power International Inc	5,934,710	3,788	Steinhoff International Holdings Ltd (a)	2,416,377	5,839

Electric - Integrated (0.55%)			Import & Export (0.28%)
Enersis SA ADR	180,060	3,183	Hyosung Corp	63,387	3,484
Reliance Infrastructure Ltd	167,475	3,706

			Internet Content - Entertainment (0.42%)
		6,889

			Perfect World Co Ltd ADR (a)	121,120	5,330
Electric Products - Miscellaneous (0.76%)
LG Electronics Inc	102,895	9,565	Life & Health Insurance (2.66%)
			Cathay Financial Holding Co Ltd	6,578,000	11,280
Electronic Components - Miscellaneous (2.46%)			China Life Insurance Co Ltd/Taiwan (a)	280	-
AU Optronics Corp	3,072,790	2,725	China Life Insurance Co Ltd	2,778,000	12,773
Hon Hai Precision Industry Co Ltd	5,664,525	22,187	Sanlam Ltd	3,460,483	9,501

LG Display Co Ltd	258,060	6,175			33,554

		31,087

			Machinery - Construction & Mining (0.32%)
Electronic Components - Semiconductors (3.99%)			United Tractors Tbk PT	2,633,500	4,038
Epistar Corp	1,545,000	4,499
Hynix Semiconductor Inc (a)	389,900	5,789	Medical - Drugs (0.67%)
Samsung Electronics Co Ltd	66,609	40,081	Dr Reddys Laboratories Ltd	395,705	8,474

		50,369

			Medical - Generic Drugs (0.90%)
Electronic Measurement Instruments (0.00%)			Teva Pharmaceutical Industries Ltd ADR	225,071	11,362
Chroma Ate Inc	144	-
			Medical Products (0.31%)
Electronic Parts Distribution (0.39%)			Aspen Pharmacare Holdings Ltd	472,138	3,979
WPG Holdings Co Ltd	3,610,000	4,939
			Metal - Copper (1.33%)
Engineering - Research & Development Services (0.24%)			Antofagasta PLC	693,765	8,741
Larsen & Toubro Ltd (b)	94,272	3,100	Sterlite Industries India Ltd ADR	507,454	8,003

					16,744

Finance - Investment Banker & Broker (0.41%)
Daishin Securities Co Ltd	181,270	2,272	Metal - Diversified (2.11%)
			KGHM Polska Miedz SA	471,008	15,854

See accompanying notes

258

     Schedule of Investments International Emerging Markets Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Metal - Diversified (continued)			Real Estate Operator & Developer (continued)
MMC Norilsk Nickel ADR	838,037 $	10,744	Shimao Property Holdings Ltd	2,443,000 $	4,538

		26,598	Sino-Ocean Land Holdings Ltd	3,251,500	3,162

			Unitech Ltd	2,727,922	4,674

Metal - Iron (0.65%)
Novolipetsk Steel OJSC	316,263	8,237			46,132

			Reinsurance (0.04%)
Metal Processors & Fabrication (0.23%)			Korean Reinsurance Co	59,677	539
Shin Zu Shing Co Ltd	631,000	2,884
			Retail - Apparel & Shoe (0.33%)
Non-Ferrous Metals (1.28%)			Lojas Renner SA	232,300	4,114
China Molybdenum Co Ltd	4,336,000	3,566
Grupo Mexico SAB de CV (a)	3,653,300	7,332	Retail - Automobile (0.73%)
Korea Zinc Co Ltd	33,726	5,213	PT Astra International Tbk	2,883,500	9,277

		16,111

			Retail - Convenience Store (0.02%)
Oil Company - Exploration & Production (2.31%)
			President Chain Store Corp	102,952	233
CNOOC Ltd	2,845,000	4,261
Gazprom OAO (a)(b)(c)	23,609	1,395	Retail - Home Furnishings (0.34%)
Gazprom OAO (a)	743,819	17,576	JD Group Ltd/South Africa	768,282	4,281
PTT Public Company Limited (a)(b)	838,100	5,932

		29,164	Retail - Major Department Store (0.68%)

			Lotte Shopping Co Ltd	30,367	8,577
Oil Company - Integrated (10.28%)
China Petroleum & Chemical Corp	16,874,000	14,310
			Retail - Miscellaneous/Diversified (0.45%)
Lukoil OAO ADR	323,908	18,531	Dufry South America Ltd	108,972	1,893
PetroChina Co Ltd	13,610,293	16,377	Foschini Ltd	471,704	3,733

Petroleo Brasileiro SA ADR	1,219,130	56,348			5,626

Rosneft Oil Co	2,153,929	16,378
Sasol Ltd	84,729	3,175	Rubber - Tires (0.49%)
			Cheng Shin Rubber Industry Co Ltd	3,002,100	6,169
Tatneft ADR	179,097	4,638

		129,757

			Semiconductor Component - Integrated Circuits (3.13%)
Oil Refining & Marketing (0.63%)			Siliconware Precision Industries Co	5,896,000	7,752
Reliance Industries Ltd	197,081	7,973	Taiwan Semiconductor Manufacturing Co Ltd	14,394,491	26,111
			United Microelectronics Corp	11,738,000	5,643

Petrochemicals (0.26%)					39,506

LG Chem Ltd	18,940	3,264
			Special Purpose Banks (0.43%)
Platinum (0.47%)			Industrial Bank Of Korea	448,440	5,433
Impala Platinum Holdings Ltd	268,510	5,908
			Steel - Producers (3.56%)
Public Thoroughfares (0.32%)			Angang Steel Co Ltd	2,636,000	4,859
Zhejiang Expressway Co Ltd	4,786,000	4,071	China Steel Corp	2,504,243	2,223
			Cia Siderurgica Nacional SA ADR (a)	117,796	3,906
Real Estate Management & Services (0.46%)			Evraz Group SA	187,762	4,549
BR Malls Participacoes SA (a)	541,341	5,805	JSW Steel Ltd	327,100	5,183
			Mechel ADR	216,832	3,721
Real Estate Operator & Developer (3.65%)
			POSCO ADR	171,811	17,545
Agile Property Holdings Ltd	4,160,000	5,324
			Tung Ho Steel Enterprise Corp	3,176,915	3,020

Cyrela Brazil Realty SA	338,206	4,291
					45,006

Huaku Development Co Ltd	1,291,000	3,061
KWG Property Holding Ltd	7,531,500	5,403	Steel - Specialty (0.22%)
Rossi Residencial SA	1,607,377	10,612	Citic Pacific Ltd	1,063,000	2,739
Shenzhen Investment Ltd	12,864,000	5,067
See accompanying notes

259

Schedule of Investments
International Emerging Markets Fund
October 31, 2009

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (0.43%)
Steel Pipe & Tube (0.16%)			Diversified Banking Institutions (0.43%)
Confab Industrial SA	673,029 $	1,979	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.06%
Sugar (0.38%)			dated 10/30/09 maturing 11/02/09
Cosan SA Industria e Comercio (a)	452,200	4,787	(collateralized by Sovereign Agency
			Issues; $1,381,000; 0.00% - 5.75%; dated
			11/02/09 - 07/15/32)	$ 1,354$	1,354
Telecommunication Services (0.97%)
			Investment in Joint Trading Account; Credit
China Telecom Corp Ltd	12,152,000	5,371	Suisse Repurchase Agreement; 0.06%
Telekomunikasi Indonesia Tbk PT	8,038,000	6,922	dated 10/30/09 maturing 11/02/09

		12,293	(collateralized by US Treasury Notes;

			$1,381,000; 1.38% - 2.00%; dated
Telephone - Integrated (0.41%)			02/28/10 - 09/15/12)	1,355	1,355
Bezeq Israeli Telecommunication Corp Ltd	2,317,007	5,171	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Tobacco (0.34%)			0.06% dated 10/30/09 maturing 11/02/09
Souza Cruz SA	119,400	4,238	(collateralized by Sovereign Agency
			Issues; $1,381,000; 1.88% - 3.75%; dated
			12/06/10 - 08/24/12)	1,354	1,354
Transport - Marine (0.20%)
			Investment in Joint Trading Account;
Sincere Navigation	2,322,000	2,581	Morgan Stanley Repurchase Agreement;
			0.06% dated 10/30/09 maturing 11/02/09
Wireless Equipment (0.00%)			(collateralized by Sovereign Agency
Gemtek Technology Corp	32,532	50	Issues; $1,381,000; 0.88% - 4.75%; dated

TOTAL COMMON STOCKS	$ 1,166,132		12/10/10 - 07/01/19)	1,354	1,354

					5,417

PREFERRED STOCKS (6.78%)
Commercial Banks (2.61%)			TOTAL REPURCHASE AGREEMENTS	$ 5,417

Banco Bradesco SA	975,972	19,092	Total Investments	$ 1,257,105
Itau Unibanco Holding SA	724,579	13,783	Other Assets in Excess of Liabilities, Net - 0.44%		5,548

		32,875	TOTAL NET ASSETS - 100.00%	$ 1,262,653

Diversified Minerals (2.98%)
Vale SA	1,672,830	37,652
			(a) Non-Income Producing Security

Electric - Distribution (0.26%)			(b)	Market value is determined in accordance with procedures established in
			good faith by the Board of Directors. At the end of the period, the value
Eletropaulo Metropolitana Eletricidade de			of these securities totaled $16,418 or 1.30% of net assets.
Sao Paulo SA	175,600	3,313	(c)	Security exempt from registration under Rule 144A of the Securities Act
			of 1933. These securities may be resold in transactions exempt from
Investment Companies (0.00%)			registration, normally to qualified institutional buyers. Unless otherwise
Lereko Mobility Pty Ltd (a)	4,384	22	indicated, these securities are not considered illiquid. At the end of the
			period, the value of these securities totaled $4,337 or 0.34% of net
Steel - Producers (0.93%)			assets.
Gerdau SA	559,000	8,425
			Unrealized Appreciation (Depreciation)
Usinas Siderurgicas de Minas Gerais SA	125,186	3,269

			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
		11,694	of investments held by the fund as of the period end were as follows:

TOTAL PREFERRED STOCKS	$ 85,556

			Unrealized Appreciation	$ 250,779
			Unrealized Depreciation		(86,110)

			Net Unrealized Appreciation (Depreciation)		164,669
			Cost for federal income tax purposes		1,092,436
			All dollar amounts are shown in thousands (000's)

See accompanying notes

260

Schedule of Investments International Emerging Markets Fund

October 31, 2009
Portfolio Summary (unaudited)

Country	Percent

Brazil	17.27%
China	14.87%
Korea, Republic Of	13.79%
Taiwan, Province Of China	12.87%
Russian Federation	8.95%
India	6.73%
South Africa	3.89%
Mexico	3.78%
Hong Kong	3.55%
Indonesia	2.75%
Turkey	2.49%
Poland	1.79%
Israel	1.78%
Thailand	1.55%
United Kingdom	1.20%
Hungary	0.73%
United States	0.43%
Malaysia	0.38%
Luxembourg	0.36%
Chile	0.25%
Bermuda	0.15%
Other Assets in Excess of Liabilities, Net	0.44%

TOTAL NET ASSETS	100.00%

See accompanying notes

261

     Schedule of Investments International Growth Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.09%)			COMMON STOCKS (continued)
Aerospace & Defense (0.62%)			Building & Construction - Miscellaneous (0.34%)
BAE Systems PLC	1,543,619 $	7,937	Hochtief AG	57,771 $	4,321

Aerospace & Defense Equipment (0.41%)			Building Products - Cement & Aggregate (0.85%)
Cobham PLC	1,476,270	5,305	Holcim Ltd (a)	114,641	7,296
			Italcementi SpA	473,561	3,574

Agricultural Operations (0.62%)					10,870

Golden Agri-Resources Ltd - Warrants (a)	895,502	74
			Building Products - Doors & Windows (0.31%)
Golden Agri-Resources Ltd	13,368,000	4,023
			Asahi Glass Co Ltd	473,000	3,985
Wilmar International Ltd	888,000	3,915

		8,012

			Cable/Satellite TV (0.02%)
Apparel Manufacturers (0.28%)			Jupiter Telecommunications Co Ltd	333	304
Gildan Activewear (a)	201,500	3,549
			Cellular Telecommunications (0.36%)
Appliances (0.53%)			NTT DoCoMo Inc	3,219	4,668
Electrolux AB	285,798	6,850
			Chemicals - Diversified (1.55%)
Applications Software (0.29%)			BASF SE	137,554	7,404
Sage Group PLC	1,053,635	3,679	Bayer AG	73,409	5,074
			Mitsubishi Chemical Holdings Corp	936,000	3,476
Audio & Video Products (0.97%)			Ube Industries Ltd/Japan	1,526,000	3,932

Sony Corp	423,600	12,508			19,886

Auto - Car & Light Trucks (2.47%)			Chemicals - Specialty (0.23%)
Bayerische Motoren Werke AG	158,070	7,717	Daicel Chemical Industries Ltd	491,000	2,965
Honda Motor Co Ltd	341,800	10,557
			Circuit Boards (0.39%)
Nissan Motor Co Ltd	1,165,300	8,432
			Ibiden Co Ltd	139,200	4,984
Suzuki Motor Corp	209,600	5,072

		31,778

			Coal (0.23%)
Auto/Truck Parts & Equipment - Original (1.94%)			MacArthur Coal Ltd	394,435	2,955
Aisin Seiki Co Ltd	144,100	3,664
Denso Corp	286,300	7,822	Commercial Banks (5.14%)
Stanley Electric Co Ltd	212,300	4,157	Banco Santander SA	243,650	3,921
Sumitomo Electric Industries Ltd	431,300	5,234	Chiba Bank Ltd/The	814,000	5,020
Tokai Rika Co Ltd	193,800	4,002	DBS Group Holdings Ltd	575,000	5,265

		24,879	DnB NOR ASA	460,200	5,272

			Hang Seng Bank Ltd	304,300	4,299
Brewery (2.63%)
			National Bank of Canada	88,500	4,612
Anheuser-Busch InBev NV	294,880	13,844
			Oversea-Chinese Banking Corp Ltd	1,455,000	7,841
Carlsberg A/S	60,258	4,225
			Royal Bank of Canada (a)	121,300	6,143
Kirin Holdings Co Ltd	345,000	5,631
			Standard Chartered PLC	663,701	16,282
SABMiller PLC	383,291	10,047

			Westpac Banking Corp	318,998	7,456

		33,747

					66,111

Building - Heavy Construction (0.44%)
			Commercial Services (0.30%)
Vinci SA	109,485	5,714
			Intertek Group PLC	185,674	3,815

Building - Maintenance & Service (0.31%)
			Commercial Services - Finance (0.56%)
Babcock International Group	398,445	3,956
			Experian PLC	781,624	7,143

Building - Residential & Commercial (0.20%)
			Computer Services (0.49%)
Persimmon PLC	386,402	2,547
			Atos Origin SA	73,232	3,429

See accompanying notes

262

     Schedule of Investments International Growth Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Services (continued)			Electronic Components - Miscellaneous
Indra Sistemas SA	120,723 $	2,839	(continued)

			Murata Manufacturing Co Ltd	80,900 $	3,947
		6,268

			NEC Corp	1,918,000	5,452
Computers (0.74%)			Nippon Electric Glass Co Ltd	387,000	4,167
Research in Motion Ltd (a)	161,800	9,543	Toshiba Corp	2,218,000	12,677

					34,233

Computers - Integrated Systems (0.42%)
Fujitsu Ltd	909,000	5,353	Electronic Components - Semiconductors (0.67%)
			Infineon Technologies AG (a)	972,740	4,395
Computers - Memory Devices (0.36%)			Shinko Electric Industries Co Ltd	280,800	4,182

TDK Corp	81,000	4,657			8,577

Diversified Banking Institutions (4.11%)			Engineering - Research & Development Services (1.38%)
Barclays PLC	798,305	4,184	ABB Ltd (a)	796,051	14,808
BNP Paribas	60,106	4,528	COMSYS Holdings Corp	296,000	2,925

Credit Suisse Group AG	396,785	21,211			17,733

Deutsche Bank AG	132,089	9,470	Enterprise Software & Services (0.77%)
Julius Baer Group Ltd	135,444	5,099	Autonomy Corp PLC (a)	168,542	3,706
UBS AG	504,012	8,404	SAP AG	136,402	6,175

		52,896			9,881

Diversified Manufacturing Operations (0.34%)			Feminine Health Care Products (0.40%)
Invensys PLC	950,536	4,394	Hengan International Group Co Ltd	796,000	5,124

Diversified Minerals (5.74%)			Finance - Investment Banker & Broker (0.34%)
Anglo American PLC	298,942	10,817	Daiwa Securities Group Inc	835,000	4,395
BHP Billiton Ltd	1,055,662	34,622
BHP Billiton PLC	418,860	11,286	Finance - Other Services (0.78%)
Tek Cominco Limited (a)	190,400	5,527	Hong Kong Exchanges and Clearing Ltd	567,600	9,991
Xstrata PLC	804,463	11,587

			Fisheries (0.64%)
		73,839

			Marine Harvest (a)	6,052,000	4,391
Diversified Operations (0.99%)			Toyo Suisan Kaisha Ltd	148,000	3,873

Noble Group Ltd	3,841,000	7,020			8,264

Wharf Holdings Ltd	1,055,000	5,700

			Food - Miscellaneous/Diversified (3.79%)
		12,720

			Nestle SA	761,065	35,391
Electric - Integrated (2.60%)			Unilever NV	301,999	9,306
E.ON AG	92,029	3,516	Unilever PLC	135,169	4,038

EDP - Energias de Portugal SA	1,659,611	7,340			48,735

Enel SpA - Rights (a)(b)	125,806	150
			Food - Retail (2.69%)
Enel SpA	859,283	5,113
			J Sainsbury PLC	968,827	5,229
Hongkong Electric Holdings Ltd	794,500	4,249
			Koninklijke Ahold NV	781,691	9,846
Iberdrola SA	537,793	4,872
			Tesco PLC	1,243,747	8,293
Public Power Corp SA	165,002	3,366
			WM Morrison Supermarkets PLC	1,516,626	6,951
RWE AG	55,804	4,878

			Woolworths Ltd	165,158	4,227

		33,484

					34,546

Electric - Transmission (0.81%)
			Forestry (0.46%)
National Grid PLC	1,049,773	10,399
			Sino-Forest Corp (a)	421,000	5,926
Electronic Components - Miscellaneous (2.66%)
Alps Electric Co Ltd	704,700	4,398
Chemring Group PLC	82,957	3,592

See accompanying notes

263

     Schedule of Investments International Growth Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gas - Distribution (0.21%)			Non-Ferrous Metals (0.23%)
Canadian Utilities Ltd	74,200 $	2,642	Mitsubishi Materials Corp	1,119,000 $	2,951

Gold Mining (0.83%)			Oil - Field Services (0.37%)
Barrick Gold Corp. (a)	296,300	10,668	Technip SA	76,446	4,796

Import & Export (1.66%)			Oil Company - Exploration & Production (3.62%)
ITOCHU Corp	884,000	5,588	Canadian Natural Resources (a)	216,300	14,037
Marubeni Corp	1,039,000	5,141	EnCana Corp (a)	278,100	15,421
Mitsubishi Corp	254,400	5,393	Lundin Petroleum AB (a)	557,218	4,720
Mitsui & Co Ltd	395,900	5,199	Nexen (a)	356,100	7,661

		21,321	Talisman Energy (a)	272,700	4,652

					46,491

Machinery - Construction & Mining (0.48%)
Atlas Copco AB - A Shares	457,383	6,133	Oil Company - Integrated (4.30%)
			BG Group PLC	1,066,954	18,366
Machinery - Electrical (0.23%)			Husky Energy Inc	127,200	3,350
Disco Corp	53,000	2,924	Idemitsu Kosan Co Ltd	37,000	2,713
			StatoilHydro ASA	313,500	7,387
Machinery - General Industry (1.04%)
			Suncor Energy Inc	170,700	5,667
Alstom SA	119,886	8,307
			Total SA	296,481	17,742

Kone OYJ	136,011	5,078

					55,225

		13,385

			Oil Refining & Marketing (0.26%)
Medical - Biomedical/Gene (0.81%)
			Nippon Oil Corp	667,000	3,287
CSL Ltd	370,564	10,405
			Pipelines (0.69%)
Medical - Drugs (10.21%)
			Enbridge Inc (a)	227,874	8,864
Actelion Ltd (a)	91,882	5,065
Astellas Pharma Inc	111,700	4,113	Public Thoroughfares (0.51%)
Chugai Pharmaceutical Co Ltd	191,100	3,738	Atlantia SpA	278,355	6,582
GlaxoSmithKline PLC	1,428,464	29,302
Novartis AG	685,153	35,679	Publicly Traded Investment Fund (0.30%)
Novo Nordisk A/S	221,724	13,775	iShares MSCI EAFE Index Fund	72,219	3,849
Roche Holding AG	192,926	30,900
Sanofi-Aventis SA	64,812	4,751	Real Estate Operator & Developer (0.31%)
Santen Pharmaceutical Co Ltd	114,500	3,928	Hongkong Land Holdings Ltd	848,368	4,005

		131,251

			Reinsurance (0.31%)
Metal - Copper (0.68%)			Hannover Rueckversicherung AG	88,084	3,994
Antofagasta PLC	380,042	4,788
Inmet Mining Corp	74,500	3,948	REITS - Diversified (0.45%)

		8,736	Unibail-Rodamco SE	26,088	5,777

Metal - Diversified (2.18%)			Retail - Building Products (0.76%)
Rio Tinto Ltd	187,141	10,373	Kingfisher PLC	1,952,924	7,138
Rio Tinto PLC	399,407	17,658	Travis Perkins PLC	213,991	2,640

		28,031			9,778

Multi-Line Insurance (0.96%)			Retail - Computer Equipment (0.22%)
Baloise Holding AG	35,508	3,040	Game Group PLC	1,161,096	2,818
CNP Assurances	32,329	3,124
Zurich Financial Services	27,051	6,195	Retail - Consumer Electronics (0.31%)

		12,359	K's Holdings Corp	123,800	4,012

See accompanying notes

264

     Schedule of Investments International Growth Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Convenience Store (0.27%)			Transport - Marine (continued)
Alimentation Couche Tard Inc	196,300 $	3,445	Pacific Basin Shipping Ltd	4,869,000 $	3,578

					5,741

Retail - Discount (0.37%)
			Transport - Rail (0.74%)
Harvey Norman Holdings Ltd	1,345,998	4,768
			East Japan Railway Co	148,400	9,503

Retail - Home Furnishings (0.29%)
			Transport - Services (0.35%)
Nitori Co Ltd	46,300	3,765
			Koninklijke Vopak NV (a)	66,884	4,512

Retail - Major Department Store (0.37%)
			Transport - Truck (0.39%)
Marks & Spencer Group PLC	860,750	4,821
			Yamato Holdings Co Ltd	343,000	5,060

Satellite Telecommunications (0.35%)			TOTAL COMMON STOCKS	$ 1,273,855

Eutelsat Communications	142,677	4,535	PREFERRED STOCKS (0.25%)
			Television (0.25%)
Schools (0.07%)
			ProSiebenSat.1 Media AG	317,108	3,254

Benesse Holdings Inc	21,678	956
			TOTAL PREFERRED STOCKS	$ 3,254

Semiconductor Equipment (0.83%)				Principal
Aixtron AG	143,720	4,295		Amount	Value
ASML Holding NV	236,737	6,384		(000's)	(000's)

		10,679	REPURCHASE AGREEMENTS (0.88%)

			Diversified Banking Institutions (0.88%)
Soap & Cleaning Products (0.95%)
			Investment in Joint Trading Account; Bank
Reckitt Benckiser Group PLC	246,121	12,226
			of America Repurchase Agreement; 0.06%
			dated 10/30/09 maturing 11/02/09
Steel - Producers (1.30%)			(collateralized by Sovereign Agency
ArcelorMittal	106,722	3,612	Issues; $2,862,000; 0.00% - 5.75%; dated
BlueScope Steel Ltd	1,205,933	3,196	11/02/09 - 07/15/32)	$ 2,806$	2,806
JFE Holdings Inc	186,500	6,075	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.06%
Kobe Steel Ltd	2,127,000	3,865

			dated 10/30/09 maturing 11/02/09
		16,748	(collateralized by US Treasury Notes;

			$2,862,000; 1.38% - 2.00%; dated
Telecommunication Equipment (0.49%)
			02/28/10 - 09/15/12)	2,807	2,807
Tandberg ASA	236,300	6,322
			Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Telecommunication Services (1.19%)			0.06% dated 10/30/09 maturing 11/02/09
Singapore Telecommunications Ltd	3,693,000	7,659	(collateralized by Sovereign Agency
Telenor ASA	593,400	7,651	Issues; $2,862,000; 0.88% - 4.75%; dated

		15,310	12/10/10 - 07/01/19)	2,806	2,806

			Investment inInvestment in Joint Trading
Telephone - Integrated (3.10%)			Account; Deutsche Bank Repurchase
Portugal Telecom SGPS SA	518,524	5,927	Agreement; 0.06% dated 10/30/09
Softbank Corp	488,100	11,502	maturing 11/02/09 (collateralized by
			Sovereign Agency Issues; $2,862,000;
Telefonica SA	804,941	22,479	1.88% - 3.75%; dated 12/06/10 -

		39,908	08/24/12)	2,806	2,806

Tobacco (2.48%)					11,225

British American Tobacco PLC	601,015	19,152	TOTAL REPURCHASE AGREEMENTS	$ 11,225

Imperial Tobacco Group PLC	430,759	12,694

			Total Investments	$ 1,288,334
		31,846

			Liabilities in Excess of Other Assets, Net - (0.22)%		(2,791)

Transport - Marine (0.45%)			TOTAL NET ASSETS - 100.00%	$ 1,285,543

Neptune Orient Lines Ltd/Singapore	1,943,000	2,163

See accompanying notes

265

Schedule of Investments International Growth Fund

October 31, 2009

(a)	Non-Income Producing Security

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $150 or 0.01% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 163,074
Unrealized Depreciation	(82,159)

Net Unrealized Appreciation (Depreciation)	80,915
Cost for federal income tax purposes	1,207,419
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent

United Kingdom	20.07%
Japan	18.84%
Switzerland	14.36%
Canada	9.00%
Australia	6.07%
Germany	5.02%
France	4.88%
Hong Kong	3.42%
Spain	2.65%
Norway	2.41%
Singapore	2.41%
Netherlands	2.34%
Denmark	1.40%
Sweden	1.38%
Italy	1.20%
United States	1.17%
Belgium	1.08%
Portugal	1.03%
Ireland	0.56%
Finland	0.39%
Luxembourg	0.28%
Greece	0.26%
Liabilities in Excess of Other Assets, Net	(0.22%)

TOTAL NET ASSETS	100.00%

See accompanying notes

266

Schedule of Investments
LargeCap Blend Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.04%)			COMMON STOCKS (continued)
Aerospace & Defense (1.33%)			Chemicals - Diversified (0.51%)
Lockheed Martin Corp	74,744 $	5,142	Dow Chemical Co/The	12,284 $	288
Northrop Grumman Corp	131,401	6,587	EI Du Pont de Nemours & Co	102,814	3,272
Rockwell Collins Inc	4,714	237	Huntsman Corp.	126,540	1,006

		11,966			4,566

Aerospace & Defense Equipment (0.81%)			Chemicals - Specialty (0.25%)
United Technologies Corp	117,660	7,230	Eastman Chemical Co	43,250	2,271

Agricultural Chemicals (0.90%)			Coal (0.10%)
CF Industries Holdings Inc	21,861	1,820	Peabody Energy Corp	22,994	910
Monsanto Co	93,045	6,251

		8,071	Commercial Banks (0.40%)

			BB&T Corp	150,632	3,602
Agricultural Operations (0.76%)
Archer-Daniels-Midland Co	173,201	5,217	Commercial Services - Finance (0.33%)
Bunge Ltd	27,629	1,576	Moody's Corp	20,283	480

		6,793	SEI Investments Co	143,489	2,507

Airlines (0.06%)					2,987

Southwest Airlines Co	59,052	496	Computer Services (1.07%)
			Accenture PLC - Class A	259,038	9,605
Applications Software (3.22%)
Microsoft Corp	1,042,841	28,918	Computers (2.96%)
			Apple Inc (a)	13,921	2,624
Audio & Video Products (0.28%)
			Dell Inc (a)	406,725	5,893
Harman International Industries Inc	67,444	2,537
			Hewlett-Packard Co	134,022	6,361
			IBM Corp	82,738	9,979
Auto - Car & Light Trucks (0.12%)
Ford Motor Co (a)	151,661	1,062	Sun Microsystems Inc (a)	204,122	1,670

					26,527

Auto/Truck Parts & Equipment - Original (0.77%)			Computers - Memory Devices (2.06%)
Autoliv Inc	35,732	1,200	EMC Corp/Massachusetts (a)	215,026	3,542
BorgWarner Inc	41,075	1,245	NetApp Inc (a)	15,357	415
Johnson Controls Inc	186,837	4,469	SanDisk Corp (a)	45,800	938

		6,914	Seagate Technology	539,157	7,521

Beverages - Non-Alcoholic (1.99%)			Western Digital Corp (a)	180,428	6,077

Coca-Cola Co/The	125,752	6,704			18,493

Hansen Natural Corp (a)	57,689	2,085	Computers - Peripheral Equipment (0.07%)
PepsiCo Inc	149,710	9,065	Lexmark International Inc (a)	23,421	597

		17,854

Broadcasting Services & Programming (0.27%)			Containers - Metal & Glass (0.34%)
Scripps Networks Interactive	63,230	2,388	Ball Corp	62,297	3,073

Building & Construction Products -			Containers - Paper & Plastic (0.11%)
Miscellaneous (0.04%)			Bemis Co Inc	4,724	122
Armstrong World Industries Inc (a)	10,250	382	Packaging Corp of America	28,265	517
			Sonoco Products Co	12,334	330

Cable/Satellite TV (0.71%)					969

Comcast Corp - Class A	402,683	5,839
Comcast Corp - Special Class A	38,689	542	Cosmetics & Toiletries (2.38%)

			Colgate-Palmolive Co	65,333	5,137
		6,381

See accompanying notes

267

Schedule of Investments LargeCap Blend Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cosmetics & Toiletries (continued)			Electronic Components - Miscellaneous
Procter & Gamble Co	279,818$	16,230	(continued)

			Tyco Electronics Ltd	48,134 $	1,023

		21,367

					1,724

Cruise Lines (0.19%)
Carnival Corp	58,434	1,702	Electronic Components - Semiconductors (2.76%)
			Broadcom Corp (a)	23,250	619
Distribution & Wholesale (0.53%)			Intel Corp	744,693	14,231
Ingram Micro Inc (a)	221,173	3,904	LSI Corp (a)	132,581	679
Tech Data Corp (a)	21,788	837	QLogic Corp (a)	25,278	443

		4,741	Texas Instruments Inc	373,704	8,763

					24,735

Diversified Banking Institutions (3.70%)
Bank of America Corp	933,194	13,606	Electronic Forms (0.30%)
Citigroup Inc	1,326,112	5,424	Adobe Systems Inc (a)	80,375	2,648
JP Morgan Chase & Co	339,140	14,166

		33,196	Electronic Parts Distribution (0.15%)

			Arrow Electronics Inc (a)	18,805	476
Diversified Manufacturing Operations (2.80%)			Avnet Inc (a)	36,114	895

3M Co	14,659	1,078			1,371

Carlisle Cos Inc	3,594	112
Eaton Corp	43,351	2,621	Electronics - Military (0.05%)
			L-3 Communications Holdings Inc	6,542	473
General Electric Co	932,303	13,295
Honeywell International Inc	73,432	2,635
			Engineering - Research & Development Services (0.14%)
Illinois Tool Works Inc	60,570	2,781
			Jacobs Engineering Group Inc (a)	15,880	671
Ingersoll-Rand PLC	5,714	180
			URS Corp (a)	14,122	549

Leggett & Platt Inc	6,974	135
					1,220

Trinity Industries Inc	19,137	323
Tyco International Ltd	57,991	1,946	Engines - Internal Combustion (0.15%)

		25,106	Cummins Inc	31,256	1,346

E-Commerce - Products (0.76%)			Enterprise Software & Services (0.93%)
Amazon.com Inc (a)	57,220	6,798	Oracle Corp	395,355	8,342

E-Commerce - Services (0.10%)			Entertainment Software (0.09%)
eBay Inc (a)	20,794	463	Activision Blizzard Inc (a)	30,059	326
Liberty Media Corp - Interactive (a)	14,138	161	Electronic Arts Inc (a)	24,142	440

NetFlix Inc (a)	4,324	231			766

		855

			Fiduciary Banks (0.60%)
Electric - Integrated (2.15%)			Bank of New York Mellon Corp/The	201,297	5,367
Ameren Corp	14,390	350
Dominion Resources Inc/VA	45,065	1,536	Finance - Auto Loans (0.03%)
Duke Energy Corp	589,728	9,330	AmeriCredit Corp (a)	13,871	245
Exelon Corp	152,744	7,173
			Finance - Credit Card (0.25%)
Integrys Energy Group Inc	12,533	434
			Discover Financial Services	161,543	2,284
Public Service Enterprise Group Inc	14,638	436

		19,259

			Financial Guarantee Insurance (0.03%)
Electric Products - Miscellaneous (0.76%)			MBIA Inc (a)	72,938	296
Emerson Electric Co	180,659	6,820
			Food - Confectionery (0.17%)
Electronic Components - Miscellaneous (0.19%)			Hershey Co/The	40,800	1,542
Gentex Corp	43,769	701

See accompanying notes

268

Schedule of Investments LargeCap Blend Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Meat Products (0.55%)			Life & Health Insurance (continued)
Hormel Foods Corp	61,976 $	2,260	Lincoln National Corp	28,209 $	672
Smithfield Foods Inc (a)	26,429	352	Protective Life Corp	22,883	441
Tyson Foods Inc	187,397	2,346	Prudential Financial Inc	85,441	3,865

		4,958	Torchmark Corp	9,059	368

			Unum Group	278,418	5,554

Forestry (0.20%)

Plum Creek Timber Co Inc	58,224	1,822			11,834

			Machinery - Construction & Mining (0.18%)
Garden Products (0.29%)			Caterpillar Inc	29,555	1,627
Toro Co	71,472	2,646
			Machinery - Farm (0.21%)
Gas - Distribution (0.14%)			AGCO Corp (a)	38,727	1,088
NiSource Inc	97,738	1,263	Deere & Co	18,325	835

					1,923

Gold Mining (0.22%)
Newmont Mining Corp	45,859	1,993	Medical - Biomedical/Gene (2.36%)
			Amgen Inc (a)	130,524	7,013
Hospital Beds & Equipment (0.02%)			Biogen Idec Inc (a)	40,112	1,690
Hill-Rom Holdings Inc	7,869	154	Celgene Corp (a)	12,584	643
			Genzyme Corp (a)	59,998	3,036
Hotels & Motels (0.30%)			Gilead Sciences Inc (a)	206,684	8,794

Marriott International Inc/DE	72,048	1,806
					21,176

Wyndham Worldwide Corp	54,372	927

		2,733	Medical - Drugs (4.93%)

			Abbott Laboratories	7,173	363
Human Resources (0.34%)			Bristol-Myers Squibb Co	68,824	1,500
Manpower Inc	47,864	2,269
			Eli Lilly & Co	312,940	10,643
Robert Half International Inc	34,680	805

			Forest Laboratories Inc (a)	103,800	2,872
		3,074	King Pharmaceuticals Inc (a)	69,775	707

Independent Power Producer (0.09%)			Merck & Co Inc/NJ	195,209	6,038
Dynegy Inc (a)	46,552	93	Pfizer Inc	960,043	16,350
Mirant Corp (a)	53,028	741	Schering-Plough Corp	206,331	5,818

		834			44,291

Instruments - Scientific (0.32%)			Medical - Generic Drugs (0.01%)
Thermo Fisher Scientific Inc (a)	63,342	2,850	Watson Pharmaceuticals Inc (a)	2,975	102

Internet Security (0.75%)			Medical - HMO (0.70%)
Symantec Corp (a)	253,403	4,455	Coventry Health Care Inc (a)	101,669	2,016
VeriSign Inc (a)	99,981	2,280	UnitedHealth Group Inc	82,420	2,139

		6,735	WellPoint Inc (a)	46,210	2,161

Investment Companies (0.02%)					6,316

Allied Capital Corp	58,608	183	Medical - Wholesale Drug Distribution (0.79%)
			AmerisourceBergen Corp	15,210	337
Investment Management & Advisory Services (1.31%)			Cardinal Health Inc	129,314	3,664
Eaton Vance Corp	59,701	1,695	McKesson Corp	52,695	3,095

Federated Investors Inc	114,868	3,015			7,096

Franklin Resources Inc	2,548	267
T Rowe Price Group Inc	139,874	6,816	Medical Instruments (0.63%)

			Beckman Coulter Inc	17,020	1,095
		11,793

			Boston Scientific Corp (a)	303,756	2,466
Life & Health Insurance (1.32%)
Aflac Inc	22,518	934

See accompanying notes

269

Schedule of Investments LargeCap Blend Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Instruments (continued)			Oil Company - Integrated (7.31%)
Medtronic Inc	59,209 $	2,114	Chevron Corp	217,939 $	16,681

		5,675	ConocoPhillips	284,061	14,254

			Exxon Mobil Corp	467,751	33,524
Medical Products (2.13%)
Becton Dickinson and Co	6,024	412	Hess Corp	20,239	1,108

CareFusion Corp (a)	69,665	1,558			65,567

Johnson & Johnson	236,186	13,947	Oil Refining & Marketing (0.39%)
Stryker Corp	68,766	3,163	Tesoro Corp/Texas	7,758	110

		19,080	Valero Energy Corp	189,018	3,421

					3,531

Metal - Aluminum (0.19%)
Alcoa Inc	135,057	1,677	Paper & Related Products (0.64%)
			International Paper Co	71,054	1,585
Metal - Copper (0.45%)			Rayonier Inc	106,716	4,117

Freeport-McMoRan Copper & Gold Inc	54,858	4,024			5,702

Metal Processors & Fabrication (0.09%)			Pharmacy Services (0.43%)
Commercial Metals Co	55,126	818	Medco Health Solutions Inc (a)	69,394	3,894

Multi-Line Insurance (0.45%)			Printing - Commercial (0.03%)
MetLife Inc	117,916	4,013	RR Donnelley & Sons Co	14,429	290

Multimedia (2.08%)			Property & Casualty Insurance (0.74%)
News Corp	310,819	3,581	Chubb Corp	31,706	1,539
Time Warner Inc	330,802	9,964	Travelers Cos Inc/The	101,674	5,062

Walt Disney Co/The	186,830	5,113			6,601

		18,658	Racetracks (0.04%)

Networking Products (1.56%)			Penn National Gaming Inc (a)	13,500	339
Cisco Systems Inc (a)	613,973	14,029
			Regional Banks (2.64%)
Oil - Field Services (1.51%)			Capital One Financial Corp	50,408	1,845
Baker Hughes Inc	5,263	221	Fifth Third Bancorp	175,017	1,564
Exterran Holdings Inc (a)	57,203	1,169	US Bancorp	257,139	5,971
Halliburton Co	134,517	3,929	Wells Fargo & Co	518,886	14,280

Schlumberger Ltd	132,350	8,232			23,660

		13,551	REITS - Apartments (0.40%)

Oil & Gas Drilling (0.42%)			AvalonBay Communities Inc	40,309	2,772
Patterson-UTI Energy Inc	190,752	2,972	Equity Residential	29,295	846

Transocean Ltd (a)	1,414	119			3,618

Unit Corp (a)	17,610	688	REITS - Diversified (0.16%)

		3,779	Liberty Property Trust	47,942	1,408

Oil Company - Exploration & Production (2.67%)
			REITS - Healthcare (0.03%)
Apache Corp	28,841	2,714
			Nationwide Health Properties Inc	9,337	301
Chesapeake Energy Corp	10,578	259
Cimarex Energy Co	64,672	2,533
			REITS - Regional Malls (0.61%)
Devon Energy Corp	193,452	12,518	Macerich Co/The	8,193	244
Occidental Petroleum Corp	67,326	5,109	Simon Property Group Inc	77,598	5,268

St Mary Land & Exploration Co	13,948	476			5,512

XTO Energy Inc	8,741	363

		23,972	REITS - Shopping Centers (0.06%)

			Federal Realty Investment Trust	6,676	394

See accompanying notes

270

Schedule of Investments LargeCap Blend Fund I October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Shopping Centers (continued)			Telecommunication Equipment (0.09%)
Regency Centers Corp	5,478 $	184	Tellabs Inc (a)	136,638 $	823

		578

			Telecommunication Equipment - Fiber Optics (0.05%)
REITS - Storage (0.24%)
			JDS Uniphase Corp (a)	83,567	467
Public Storage	28,757	2,117
			Telecommunication Services (0.04%)
Retail - Apparel & Shoe (1.00%)
			NeuStar Inc (a)	17,245	398
Aeropostale Inc (a)	33,916	1,273
Gap Inc/The	60,023	1,281	Telephone - Integrated (2.68%)
Nordstrom Inc	15,268	485	AT&T Inc	655,099	16,816
Ross Stores Inc	134,342	5,912	CenturyTel Inc	28,050	911

		8,951	Sprint Nextel Corp (a)	562,075	1,664

Retail - Discount (1.99%)			Verizon Communications Inc	156,518	4,631

Big Lots Inc (a)	85,476	2,141			24,022

Dollar Tree Inc (a)	76,240	3,441	Television (0.13%)
Family Dollar Stores Inc	37,819	1,070	CBS Corp	99,498	1,171
Wal-Mart Stores Inc	225,424	11,199

		17,851	Tobacco (2.90%)

			Altria Group Inc	182,018	3,296
Retail - Drug Store (1.58%)
			Lorillard Inc	147,792	11,487
CVS Caremark Corp	222,166	7,843
			Philip Morris International Inc	236,490	11,200

Walgreen Co	167,040	6,319

					25,983

		14,162

			Transport - Services (2.28%)
Retail - Major Department Store (0.67%)
			Expeditors International of Washington Inc	49,424	1,592
TJX Cos Inc	160,259	5,986
			FedEx Corp	49,224	3,578
Retail - Pet Food & Supplies (0.23%)			United Parcel Service Inc	285,646	15,334

PetSmart Inc	87,120	2,050			20,504

			Vitamins & Nutrition Products (0.01%)
Retail - Regional Department Store (0.39%)
			Herbalife Ltd	3,797	128
Kohl's Corp (a)	60,904	3,485
			Web Portals (1.23%)
Retail - Restaurants (0.26%)
			Google Inc (a)	20,226	10,843
McDonald's Corp	39,644	2,324
			Yahoo! Inc (a)	13,812	220

					11,063

Savings & Loans - Thrifts (0.15%)
Hudson City Bancorp Inc	99,270	1,304	Wireless Equipment (1.13%)
			Motorola Inc	127,205	1,090
Schools (0.09%)			Qualcomm Inc	218,912	9,065

Apollo Group Inc (a)	13,990	799			10,155

Semiconductor Component - Integrated Circuits (0.07%)			X-Ray Equipment (0.01%)
Analog Devices Inc	5,557	143	Hologic Inc (a)	6,218	92

Integrated Device Technology Inc (a)	86,257	507	TOTAL COMMON STOCKS	$ 870,946

		650

Steel - Producers (0.44%)
Nucor Corp	45,499	1,813
Reliance Steel & Aluminum Co	26,871	980
Schnitzer Steel Industries Inc	27,582	1,193

		3,986

See accompanying notes

271

Schedule of Investments LargeCap Blend Fund I

October 31, 2009

				Portfolio Summary (unaudited)

	Principal
			Sector			Percent

	Amount	Value
	(000's)	(000's)	Consumer, Non-cyclical			21.58%

			Financial			15.95%
REPURCHASE AGREEMENTS (2.81%)			Technology			13.51%
Diversified Banking Institutions (2.81%)			Energy			12.40%
Investment in Joint Trading Account; Bank			Communications			11.58%
of America Repurchase Agreement; 0.06%			Industrial			9.96%
dated 10/30/09 maturing 11/02/09			Consumer, Cyclical			8.69%
(collateralized by Sovereign Agency			Basic Materials			3.80%
Issues; $6,430,000; 0.00% - 5.75%; dated			Utilities			2.38%
11/02/09 - 07/15/32)	$ 6,304$	6,304	Other Assets in Excess of Liabilities, Net			0.15%

Investment in Joint Trading Account; Credit			TOTAL NET ASSETS			100.00%

Suisse Repurchase Agreement; 0.06%				Other Assets Summary (unaudited)

dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;			Asset Type			Percent

$6,430,000; 1.38% - 2.00%; dated			Futures			2.96%
02/28/10 - 09/15/12)	6,305	6,305
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $6,430,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	6,304	6,304
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $6,430,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	6,304	6,304

		25,217

TOTAL REPURCHASE AGREEMENTS	$ 25,217

Total Investments	$ 896,163
Other Assets in Excess of Liabilities, Net - 0.15%		1,338

TOTAL NET ASSETS - 100.00%	$ 897,501

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 83,812
Unrealized Depreciation		(113,302)

Net Unrealized Appreciation (Depreciation)		(29,490)
Cost for federal income tax purposes		925,653
All dollar amounts are shown in thousands (000's)

Futures Contracts

					Current	Unrealized
				Original	Market	Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2009		Buy	103	$ 27,225 $	26,600 $	(625)
All dollar amounts are shown in thousands (000's)

See accompanying notes

272

Schedule of Investments LargeCap Blend Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.36%)			COMMON STOCKS (continued)
Advertising Agencies (0.13%)			Audio & Video Products (0.01%)
Interpublic Group of Cos Inc (a)	17,082 $	103	Harman International Industries Inc	2,700 $	102
Omnicom Group Inc	22,722	779

		882	Auto - Car & Light Trucks (0.07%)

			Ford Motor Co (a)	67,377	472
Advertising Sales (0.02%)
Lamar Advertising Co (a)	5,000	121	Auto - Medium & Heavy Duty Trucks (0.14%)
			PACCAR Inc	26,700	999
Aerospace & Defense (0.91%)
Boeing Co/The	37,091	1,773	Auto/Truck Parts & Equipment - Original (0.12%)
General Dynamics Corp	18,118	1,136	Johnson Controls Inc	34,153	817
Lockheed Martin Corp	22,416	1,542
Northrop Grumman Corp	13,994	702	Beverages - Non-Alcoholic (2.44%)
Raytheon Co	17,887	810	Coca-Cola Co/The	114,038	6,079
Rockwell Collins Inc	8,641	435	Coca-Cola Enterprises Inc	11,145	212

		6,398	Pepsi Bottling Group Inc	5,200	195

			PepsiCo Inc	176,511	10,688

Aerospace & Defense Equipment (0.97%)
					17,174

Goodrich Corp	10,257	557
Orbital Sciences Corp (a)	228,340	2,941	Beverages - Wine & Spirits (0.03%)
United Technologies Corp	53,960	3,316	Brown-Forman Corp	3,860	188

		6,814

			Brewery (0.04%)
Agricultural Chemicals (0.59%)			Molson Coors Brewing Co	5,510	270
CF Industries Holdings Inc	1,702	142
Monsanto Co	56,917	3,823	Broadcasting Services & Programming (0.07%)
Mosaic Co/The	1,500	70	Discovery Communications Inc - A Shares (a)	3,450	95
Potash Corp of Saskatchewan Inc	1,400	130	Discovery Communications Inc - C Shares (a)	11,950	287

		4,165	Scripps Networks Interactive	3,134	118

Agricultural Operations (0.10%)					500

Archer-Daniels-Midland Co	23,716	714	Building - Residential & Commercial (0.70%)
			DR Horton Inc	19,994	219
Airlines (0.04%)			Lennar Corp	8,300	105
Southwest Airlines Co	33,200	279	Toll Brothers Inc (a)	266,450	4,615

					4,939

Apparel Manufacturers (0.18%)
Coach Inc	27,377	903	Building Products - Wood (0.86%)
Polo Ralph Lauren Corp	2,031	151	Masco Corp	516,012	6,063
VF Corp	3,132	222

		1,276	Cable/Satellite TV (0.50%)

			Cablevision Systems Corp	17,500	402
Applications Software (3.26%)			Comcast Corp - Class A	67,834	984
Citrix Systems Inc (a)	6,417	236	DIRECTV Group Inc/The (a)	15,668	412
Compuware Corp (a)	8,348	59	Time Warner Cable Inc	43,270	1,706

Intuit Inc (a)	32,353	941			3,504

Microsoft Corp	760,973	21,102
Red Hat Inc (a)	25,008	645	Casino Hotels (0.08%)

			MGM Mirage (a)	50,136	465
		22,983

			Wynn Resorts Ltd (a)	2,400	130

Athletic Footwear (0.16%)					595

Nike Inc	18,182	1,131
			Casino Services (0.03%)
			International Game Technology	12,000	214

See accompanying notes

273

Schedule of Investments

LargeCap Blend Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cellular Telecommunications (0.05%)			Computer Aided Design (0.50%)
MetroPCS Communications Inc (a)	37,100 $	231	Autodesk Inc (a)	140,580 $	3,505
NII Holdings Inc (a)	3,500	94

		325	Computer Services (0.24%)

			Accenture PLC - Class A	20,000	742
Chemicals - Diversified (0.41%)
			Cognizant Technology Solutions Corp (a)	10,304	398
Dow Chemical Co/The	36,418	855
			Computer Sciences Corp (a)	11,231	569

EI Du Pont de Nemours & Co	48,525	1,544
					1,709

FMC Corp	2,546	130
PPG Industries Inc	5,795	327	Computers (4.30%)

		2,856	Apple Inc (a)	79,659	15,016

			Dell Inc (a)	101,074	1,465
Chemicals - Specialty (0.13%)
			Hewlett-Packard Co	115,408	5,477
Eastman Chemical Co	2,554	134
			IBM Corp	66,996	8,080
Ecolab Inc	8,304	365
			Sun Microsystems Inc (a)	26,473	216

International Flavors & Fragrances Inc	2,777	106
					30,254

Sigma-Aldrich Corp	6,081	316

		921	Computers - Integrated Systems (0.02%)

			Teradata Corp (a)	6,037	168
Coal (0.21%)

Consol Energy Inc	12,400	531	Computers - Memory Devices (0.37%)
Massey Energy Co	2,500	73	EMC Corp/Massachusetts (a)	103,954	1,712
Peabody Energy Corp	21,299	843	NetApp Inc (a)	9,000	243

		1,447	SanDisk Corp (a)	18,600	381

Coatings & Paint (0.07%)			Western Digital Corp (a)	7,895	266

Sherwin-Williams Co/The	8,631	492			2,602

			Consulting Services (0.04%)
Commercial Banks (0.23%)
			Verisk Analytics Inc (a)	10,400	285
BB&T Corp	24,939	596

First Horizon National Corp (a)	19,215	227	Consumer Products - Miscellaneous (0.54%)
M&T Bank Corp	2,889	182	Clorox Co	12,600	746
Marshall & Ilsley Corp	60,927	324	Kimberly-Clark Corp	50,127	3,066

Regions Financial Corp	56,700	275			3,812

		1,604

			Containers - Metal & Glass (0.05%)
Commercial Services (0.04%)			Ball Corp	3,308	163
Convergys Corp (a)	4,315	47	Owens-Illinois Inc (a)	5,918	189

Quanta Services Inc (a)	10,369	220			352

		267

			Containers - Paper & Plastic (0.04%)
Commercial Services - Finance (1.19%)			Bemis Co Inc	3,794	98
Automatic Data Processing Inc	25,431	1,012	Pactiv Corp (a)	4,636	107
Equifax Inc	4,441	122	Sealed Air Corp	5,603	108

H&R Block Inc	30,581	561			313

Mastercard Inc	5,207	1,140
			Cosmetics & Toiletries (2.02%)
Moody's Corp	108,876	2,578
			Avon Products Inc	12,829	411
Paychex Inc	8,400	239
			Colgate-Palmolive Co	15,955	1,255
Total System Services Inc	6,928	111
			Estee Lauder Cos Inc/The	4,146	176
Visa Inc	24,630	1,866
			Procter & Gamble Co	213,639	12,391

Western Union Co/The	42,840	778

					14,233

		8,407

			Cruise Lines (0.04%)
			Carnival Corp	10,328	301

See accompanying notes

274

Schedule of Investments
LargeCap Blend Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Data Processing & Management (0.14%)			Electric - Generation (0.06%)
Dun & Bradstreet Corp	1,854 $	142	AES Corp/The	32,240 $	421
Fidelity National Information Services Inc	13,842	301
Fiserv Inc (a)	11,325	520	Electric - Integrated (2.49%)

		963	Allegheny Energy Inc	11,100	253

			Ameren Corp	8,200	200
Dental Supplies & Equipment (0.04%)
			American Electric Power Co Inc	36,773	1,111
DENTSPLY International Inc	5,500	181
			CMS Energy Corp	8,045	107
Patterson Cos Inc (a)	3,238	83

			Constellation Energy Group Inc	23,792	736
		264

			Dominion Resources Inc/VA	13,699	467
Dialysis Centers (0.04%)			DTE Energy Co	5,780	214
DaVita Inc (a)	5,700	302	Duke Energy Corp	41,036	649
			Edison International	19,851	632
Disposable Medical Products (0.05%)			Entergy Corp	14,249	1,093
CR Bard Inc	4,700	353
			Exelon Corp	115,566	5,427
			FirstEnergy Corp	19,084	826
Distribution & Wholesale (0.08%)
			FPL Group Inc	25,252	1,240
Fastenal Co	1,900	66
			Northeast Utilities	6,159	142
Genuine Parts Co	8,405	294
			Pepco Holdings Inc	15,600	233
WW Grainger Inc	2,198	206

			PG&E Corp	8,614	352
		566

			Pinnacle West Capital Corp	9,657	303
Diversified Banking Institutions (5.39%)			PPL Corp	27,450	808
Bank of America Corp	804,608	11,731	Progress Energy Inc	12,316	462
Citigroup Inc	592,202	2,422	Public Service Enterprise Group Inc	21,557	642
Goldman Sachs Group Inc/The	26,797	4,560	SCANA Corp	3,874	131
JP Morgan Chase & Co	403,899	16,871	Southern Co	16,635	519
Morgan Stanley	74,330	2,388	TECO Energy Inc	31,910	458

		37,972	Wisconsin Energy Corp	4,108	179

Diversified Manufacturing Operations (3.28%)			Xcel Energy Inc	19,816	373

3M Co	42,453	3,123			17,557

Cooper Industries PLC	8,300	321
			Electric Products - Miscellaneous (0.17%)
Danaher Corp	25,609	1,747	Emerson Electric Co	28,692	1,083
Dover Corp	6,540	247	Molex Inc	4,775	89

Eaton Corp	46,920	2,836			1,172

General Electric Co	843,004	12,021
Honeywell International Inc	38,202	1,371	Electronic Components - Miscellaneous (0.06%)
			Jabil Circuit Inc	6,480	87
Illinois Tool Works Inc	14,778	679
			Tyco Electronics Ltd	15,025	319

ITT Corp	6,410	325
					406

Leggett & Platt Inc	5,487	106
Parker Hannifin Corp	5,641	299	Electronic Components - Semiconductors (1.32%)

		23,075	Advanced Micro Devices Inc (a)	41,200	189

			Altera Corp	10,338	205
E-Commerce - Products (0.37%)
			Broadcom Corp (a)	8,100	215
Amazon.com Inc (a)	22,153	2,632
			Intel Corp	296,291	5,662
E-Commerce - Services (0.24%)			LSI Corp (a)	22,908	117
eBay Inc (a)	26,640	593	MEMC Electronic Materials Inc (a)	6,600	82
Expedia Inc (a)	32,501	737	Micron Technology Inc (a)	74,914	509
Liberty Media Corp - Interactive (a)	31,500	357	National Semiconductor Corp	66,623	862

		1,687	NVIDIA Corp (a)	19,249	230

			QLogic Corp (a)	4,150	73

See accompanying notes

275

Schedule of Investments
LargeCap Blend Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Finance - Investment Banker & Broker
(continued)			(continued)
Texas Instruments Inc	38,115 $	894	TD Ameritrade Holding Corp (a)	5,900 $	114

Xilinx Inc	11,899	259			3,294

		9,297

			Finance - Other Services (0.23%)
Electronic Forms (0.05%)			CME Group Inc	1,585	480
Adobe Systems Inc (a)	10,994	362	IntercontinentalExchange Inc (a)	6,971	698
			NASDAQ OMX Group Inc/The (a)	5,004	90
Electronic Measurement Instruments (0.04%)			NYSE Euronext	13,000	336

Agilent Technologies Inc (a)	12,200	302			1,604

Electronics - Military (0.04%)			Food - Confectionery (0.09%)
L-3 Communications Holdings Inc	4,097	296	Hershey Co/The	5,779	218
			JM Smucker Co/The	8,110	428

Energy - Alternate Sources (0.54%)					646

First Solar Inc (a)	31,220	3,807
			Food - Dairy Products (0.02%)
			Dean Foods Co (a)	6,336	115
Engineering - Research & Development Services (0.15%)
Fluor Corp	14,122	628
			Food - Meat Products (0.03%)
Foster Wheeler AG (a)	1,900	53
			Hormel Foods Corp	2,451	90
Jacobs Engineering Group Inc (a)	4,355	184
			Tyson Foods Inc	10,727	134

McDermott International Inc (a)	8,600	191

					224

		1,056

			Food - Miscellaneous/Diversified (1.91%)
Engines - Internal Combustion (0.04%)
			Campbell Soup Co	19,371	615
Cummins Inc	7,089	305
			General Mills Inc	6,760	446
			HJ Heinz Co	11,076	446
Enterprise Software & Services (0.46%)
BMC Software Inc (a)	6,467	240	Kellogg Co	114,730	5,913
CA Inc	50,789	1,063	Kraft Foods Inc	81,615	2,246
Oracle Corp	92,644	1,955	McCormick & Co Inc/MD	108,690	3,805

		3,258			13,471

Entertainment Software (0.03%)			Food - Retail (0.14%)
Electronic Arts Inc (a)	11,800	215	Kroger Co/The	17,832	412
			Safeway Inc	14,637	327
Fiduciary Banks (0.47%)			Whole Foods Market Inc (a)	8,000	257

Bank of New York Mellon Corp/The	51,060	1,361			996

Northern Trust Corp	16,058	807	Food - Wholesale & Distribution (0.12%)
State Street Corp	27,478	1,154	Sysco Corp	32,675	864

		3,322

Filtration & Separation Products (0.02%)			Forestry (0.08%)
Pall Corp	4,145	132	Plum Creek Timber Co Inc	5,721	179
			Weyerhaeuser Co	10,300	374

Finance - Consumer Loans (0.07%)					553

SLM Corp (a)	48,000	466	Gas - Distribution (0.32%)
			Centerpoint Energy Inc	66,778	841
Finance - Credit Card (0.66%)
			Nicor Inc	1,575	58
American Express Co	125,074	4,358
			NiSource Inc	31,396	406
Discover Financial Services	18,825	266

			Sempra Energy	18,151	934

		4,624

					2,239

Finance - Investment Banker & Broker (0.47%)
Charles Schwab Corp/The	183,401	3,180

See accompanying notes

276

Schedule of Investments LargeCap Blend Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gold Mining (0.98%)			Investment Management & Advisory Services (0.28%)
Eldorado Gold Corp (a)	10,400 $	115	Federated Investors Inc	3,108 $	81
Newmont Mining Corp	156,769	6,813	Franklin Resources Inc	3,572	374

		6,928	Invesco Ltd	35,720	755

			Janus Capital Group Inc	23,000	302
Hazardous Waste Disposal (0.08%)
Stericycle Inc (a)	10,890	570	T Rowe Price Group Inc	9,001	439

					1,951

Home Decoration Products (0.30%)			Life & Health Insurance (0.44%)
Newell Rubbermaid Inc	143,199	2,078	Aflac Inc	30,555	1,268
			Lincoln National Corp	12,500	298
Hotels & Motels (0.13%)
			Prudential Financial Inc	25,782	1,166
Marriott International Inc/DE	27,393	687
			Torchmark Corp	2,907	118
Starwood Hotels & Resorts Worldwide Inc	4,900	142
			Unum Group	11,645	232

Wyndham Worldwide Corp	6,224	106

					3,082

		935

			Linen Supply & Related Items (0.04%)
Human Resources (0.02%)
			Cintas Corp	9,917	275
Robert Half International Inc	5,600	130

			Machinery - Construction & Mining (0.10%)
Independent Power Producer (0.08%)
			Caterpillar Inc	12,996	716
NRG Energy Inc (a)	25,000	575

			Machinery - Farm (0.17%)
Industrial Audio & Video Products (0.75%)
			Deere & Co	25,904	1,180
Dolby Laboratories Inc (a)	125,570	5,266

			Machinery - Pumps (0.03%)
Industrial Automation & Robots (0.10%)
			Flowserve Corp	1,966	193
Rockwell Automation Inc/DE	17,688	724

			Medical - Biomedical/Gene (1.91%)
Industrial Gases (0.72%)
			Amgen Inc (a)	49,040	2,635
Air Products & Chemicals Inc	43,018	3,318
			Biogen Idec Inc (a)	14,985	631
Airgas Inc	2,846	126
			Celgene Corp (a)	80,713	4,120
Praxair Inc	20,016	1,590

			Genzyme Corp (a)	65,774	3,328
		5,034

			Gilead Sciences Inc (a)	52,277	2,224
Instruments - Scientific (0.14%)			Life Technologies Corp (a)	4,800	227
PerkinElmer Inc	4,068	76	Millipore Corp (a)	1,951	131
Thermo Fisher Scientific Inc (a)	10,435	469	Vertex Pharmaceuticals Inc (a)	3,500	118

Waters Corp (a)	7,524	432			13,414

		977

			Medical - Drugs (5.21%)
Insurance Brokers (0.23%)			Abbott Laboratories	178,272	9,015
Aon Corp	26,845	1,034	Allergan Inc/United States	18,755	1,055
Marsh & McLennan Cos Inc	26,199	614	Bristol-Myers Squibb Co	269,154	5,868

		1,648	Cephalon Inc (a)	3,000	164

Internet Infrastructure Software (0.02%)			Eli Lilly & Co	46,050	1,566
Akamai Technologies Inc (a)	6,059	133	Forest Laboratories Inc (a)	10,601	293
			Merck & Co Inc/NJ	112,617	3,483
Internet Security (0.19%)			Novartis AG ADR	118,690	6,166
McAfee Inc (a)	13,700	574	Pfizer Inc	388,557	6,617
Symantec Corp (a)	17,037	299	Schering-Plough Corp	87,991	2,482

VeriSign Inc (a)	19,400	443			36,709

		1,316

			Medical - Generic Drugs (0.04%)
			Mylan Inc/PA (a)	10,642	173
See accompanying notes

277

Schedule of Investments
LargeCap Blend Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Generic Drugs (continued)			Motorcycle/Motor Scooter (0.06%)
Watson Pharmaceuticals Inc (a)	3,716 $	128	Harley-Davidson Inc	17,400 $	434

		301

			Multi-Line Insurance (0.44%)
Medical - HMO (0.66%)
			Allstate Corp/The	11,217	332
Aetna Inc	27,038	704
			Assurant Inc	17,745	531
CIGNA Corp	18,884	526
			Cincinnati Financial Corp	5,714	145
Coventry Health Care Inc (a)	5,257	104
			Genworth Financial Inc	39,700	421
Humana Inc (a)	13,462	506
			Hartford Financial Services Group Inc	6,400	157
UnitedHealth Group Inc	52,020	1,350
			Loews Corp	11,300	374
WellPoint Inc (a)	30,546	1,428

			MetLife Inc	33,231	1,131

		4,618

					3,091

Medical - Hospitals (0.02%)
			Multimedia (1.93%)
Tenet Healthcare Corp (a)	21,000	107
			McGraw-Hill Cos Inc/The	19,163	552
			Meredith Corp	1,334	36
Medical - Wholesale Drug Distribution (0.68%)
AmerisourceBergen Corp	151,197	3,349	News Corp	308,480	4,195
Cardinal Health Inc	19,440	551	News Corp	64,643	745
McKesson Corp	15,505	911	Time Warner Inc	69,874	2,105

		4,811	Viacom Inc (a)	14,334	395

			Walt Disney Co/The	202,416	5,540

Medical Information Systems (0.01%)					13,568

IMS Health Inc	6,410	105
			Networking Products (1.53%)
Medical Instruments (0.93%)			Cisco Systems Inc (a)	256,440	5,859
Boston Scientific Corp (a)	51,543	419	Juniper Networks Inc (a)	193,564	4,938

Edwards Lifesciences Corp (a)	36,900	2,839			10,797

Intuitive Surgical Inc (a)	1,400	345	Non-Hazardous Waste Disposal (0.22%)
Medtronic Inc	60,798	2,170	Republic Services Inc	46,400	1,202
St Jude Medical Inc (a)	23,480	800	Waste Management Inc	12,384	370

		6,573			1,572

Medical Laboratory & Testing Service (0.08%)			Office Automation & Equipment (0.06%)
Laboratory Corp of America Holdings (a)	3,807	262	Pitney Bowes Inc	7,276	178
Quest Diagnostics Inc	5,482	307	Xerox Corp	30,541	230

		569			408

Medical Products (2.28%)			Office Supplies & Forms (0.02%)
Baxter International Inc	32,606	1,763	Avery Dennison Corp	3,963	141
Becton Dickinson and Co	10,108	691
CareFusion Corp (a)	19,575	438	Oil - Field Services (1.55%)
Covidien PLC	16,525	696	Baker Hughes Inc	21,640	910
Hospira Inc (a)	9,667	431	BJ Services Co	28,765	552
Johnson & Johnson	189,972	11,218	Halliburton Co	154,416	4,511
Stryker Corp	18,216	838	Schlumberger Ltd	69,253	4,308

		16,075	Smith International Inc	21,746	603

					10,884

Metal - Copper (0.52%)
Freeport-McMoRan Copper & Gold Inc	50,333	3,692	Oil & Gas Drilling (0.61%)
			Diamond Offshore Drilling Inc	39,872	3,798
Metal Processors & Fabrication (0.11%)			ENSCO International Inc	5,006	229
Precision Castparts Corp	8,227	785	Nabors Industries Ltd (a)	9,981	208

See accompanying notes

278

Schedule of Investments LargeCap Blend Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil & Gas Drilling (continued)			Pipelines (continued)
Rowan Cos Inc	3,963 $	92	Williams Cos Inc	51,086 $	963

		4,327			2,058

Oil Company - Exploration & Production (2.26%)			Printing - Commercial (0.02%)
Anadarko Petroleum Corp	11,776	717	RR Donnelley & Sons Co	7,214	145
Apache Corp	7,023	661
Cabot Oil & Gas Corp	12,442	479	Property & Casualty Insurance (0.82%)
Chesapeake Energy Corp	13,420	329	Chubb Corp	21,573	1,047
Devon Energy Corp	17,683	1,144	Progressive Corp/The	184,466	2,951
EOG Resources Inc	16,348	1,335	Travelers Cos Inc/The	35,514	1,768

EQT Corp	4,599	193			5,766

Newfield Exploration Co (a)	114,780	4,708	Quarrying (0.06%)
Noble Energy Inc	6,093	400	Vulcan Materials Co	8,600	396
Occidental Petroleum Corp	38,062	2,888
Range Resources Corp	4,800	240	Regional Banks (2.81%)
Southwestern Energy Co (a)	26,705	1,164	Capital One Financial Corp	10,855	397
XTO Energy Inc	39,885	1,658	Comerica Inc	5,311	147

		15,916	Fifth Third Bancorp	69,218	619

			Keycorp	49,600	267
Oil Company - Integrated (6.40%)
			PNC Financial Services Group Inc	20,024	980
Chevron Corp	105,745	8,094
			SunTrust Banks Inc	22,128	423
ConocoPhillips	56,017	2,811
			US Bancorp	103,437	2,402
Exxon Mobil Corp	333,507	23,902
			Wells Fargo & Co	529,812	14,581

Hess Corp	13,586	744
					19,816

Marathon Oil Corp	16,989	543
Murphy Oil Corp	23,805	1,455	Reinsurance (0.35%)
Petroleo Brasileiro SA ADR	69,090	3,193	Berkshire Hathaway Inc - Class A (a)	25	2,475
Suncor Energy Inc	16,100	532
			REITS - Apartments (0.12%)
Total SA ADR	62,620	3,762

			Apartment Investment & Management Co	4,111	51
		45,036

			AvalonBay Communities Inc	7,710	530
Oil Field Machinery & Equipment (0.73%)			Equity Residential	9,627	278

Cameron International Corp (a)	7,662	283			859

FMC Technologies Inc (a)	13,400	705
			REITS - Diversified (0.05%)
National Oilwell Varco Inc	100,471	4,118

			Vornado Realty Trust	5,487	327
		5,106

Oil Refining & Marketing (0.06%)			REITS - Healthcare (0.10%)
Tesoro Corp/Texas	4,903	69	HCP Inc	10,298	304
Valero Energy Corp	18,000	326	Health Care REIT Inc	4,211	187

		395	Ventas Inc	5,502	221

					712

Paper & Related Products (0.38%)
International Paper Co	114,177	2,547	REITS - Hotels (0.03%)
MeadWestvaco Corp	5,962	136	Host Hotels & Resorts Inc	21,214	214

		2,683

			REITS - Office Property (0.09%)
Pharmacy Services (0.40%)			Boston Properties Inc	10,571	642
Express Scripts Inc (a)	17,639	1,410
Medco Health Solutions Inc (a)	24,717	1,387	REITS - Regional Malls (0.18%)

		2,797	Simon Property Group Inc	18,953	1,287

Pipelines (0.29%)
Spectra Energy Corp	57,298	1,095

See accompanying notes

279

Schedule of Investments LargeCap Blend Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Shopping Centers (0.04%)			Retail - Major Department Store (continued)
Kimco Realty Corp	23,325 $	295	TJX Cos Inc	10,012 $	374

					649

REITS - Storage (0.05%)
			Retail - Office Supplies (0.98%)
Public Storage	4,763	351
			Staples Inc	319,153	6,926
Retail - Apparel & Shoe (0.22%)
			Retail - Regional Department Store (0.20%)
Abercrombie & Fitch Co	3,091	102
			Kohl's Corp (a)	24,819	1,420
Gap Inc/The	52,921	1,129
Ltd Brands Inc	9,382	165
			Retail - Restaurants (0.80%)
Nordstrom Inc	5,753	183	Darden Restaurants Inc	4,901	149

		1,579	McDonald's Corp	59,683	3,498

Retail - Auto Parts (0.12%)			Starbucks Corp (a)	57,512	1,092
AutoZone Inc (a)	4,733	641	Yum! Brands Inc	26,720	880

O'Reilly Automotive Inc (a)	4,806	179			5,619

		820

			Savings & Loans - Thrifts (0.06%)
Retail - Automobile (0.01%)			Hudson City Bancorp Inc	16,575	218
AutoNation Inc (a)	3,317	57	People's United Financial Inc	12,242	196

					414

Retail - Bedding (0.16%)
			Schools (0.11%)
Bed Bath & Beyond Inc (a)	31,002	1,092
			Apollo Group Inc (a)	8,445	482
Retail - Building Products (0.65%)			DeVry Inc	3,491	193
Home Depot Inc	96,679	2,426	Washington Post Co/The	218	94

Lowe's Cos Inc	111,305	2,178			769

		4,604	Semiconductor Component - Integrated Circuits (0.04%)

Retail - Computer Equipment (0.02%)			Marvell Technology Group Ltd (a)	20,800	285
GameStop Corp (a)	5,786	141
			Semiconductor Equipment (0.81%)
Retail - Consumer Electronics (0.05%)			Applied Materials Inc	64,038	781
Best Buy Co Inc	8,053	308	ASML Holding NV	174,960	4,713
RadioShack Corp	4,507	76	KLA-Tencor Corp	6,300	205

		384			5,699

Retail - Discount (1.79%)			Steel - Producers (0.17%)
Big Lots Inc (a)	2,903	73	AK Steel Holding Corp	3,844	61
Costco Wholesale Corp	11,009	626	Nucor Corp	18,179	725
Family Dollar Stores Inc	4,910	139	United States Steel Corp	10,935	377

Target Corp	17,746	859			1,163

Wal-Mart Stores Inc	218,955	10,878	Telecommunication Equipment (0.04%)

		12,575	Harris Corp	4,606	192

Retail - Drug Store (0.64%)			Tellabs Inc (a)	14,357	87

CVS Caremark Corp	81,580	2,880			279

Walgreen Co	43,057	1,629	Telecommunication Equipment - Fiber Optics (0.86%)

		4,509	Corning Inc	393,228	5,745

Retail - Jewelry (0.02%)			JDS Uniphase Corp (a)	57,127	319

Tiffany & Co	4,362	171			6,064

			Telephone - Integrated (2.16%)
Retail - Major Department Store (0.09%)
			AT&T Inc	327,351	8,403
JC Penney Co Inc	8,289	275
			CenturyTel Inc	10,447	339

See accompanying notes

280

Schedule of Investments
LargeCap Blend Fund II
October 31, 2009

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (1.54%)
Telephone - Integrated (continued)			Diversified Banking Institutions (1.54%)
Frontier Communications Corp	10,886 $	78	Investment in Joint Trading Account; Bank
Qwest Communications International Inc	52,097	187	of America Repurchase Agreement; 0.06%
			dated 10/30/09 maturing 11/02/09
Sprint Nextel Corp (a)	226,400	670
			(collateralized by Sovereign Agency
Verizon Communications Inc	181,264	5,364	Issues; $2,760,000; 0.00% - 5.75%; dated
Windstream Corp	15,869	153	11/02/09 - 07/15/32)	$ 2,707$	2,707

		15,194	Investment in Joint Trading Account; Credit

			Suisse Repurchase Agreement; 0.06%
Tobacco (1.86%)			dated 10/30/09 maturing 11/02/09
Altria Group Inc	104,497	1,893	(collateralized by US Treasury Notes;
Lorillard Inc	5,804	451	$2,760,000; 1.38% - 2.00%; dated
			02/28/10 - 09/15/12)	2,706	2,706
Philip Morris International Inc	221,124	10,472
			Investment in Joint Trading Account;
Reynolds American Inc	5,937	288

			Deutsche Bank Repurchase Agreement;
		13,104	0.06% dated 10/30/09 maturing 11/02/09

			(collateralized by Sovereign Agency
Tools - Hand Held (0.07%)
			Issues; $2,760,000; 1.88% - 3.75%; dated
Black & Decker Corp	2,113	100	12/06/10 - 08/24/12)	2,706	2,706
Snap-On Inc	2,029	74	Investment in Joint Trading Account;
Stanley Works/The	6,387	289	Morgan Stanley Repurchase Agreement;

		463	0.06% dated 10/30/09 maturing 11/02/09

			(collateralized by Sovereign Agency
Toys (0.10%)			Issues; $2,760,000; 0.88% - 4.75%; dated
Hasbro Inc	16,424	448	12/10/10 - 07/01/19)	2,706	2,706

Mattel Inc	12,649	239			10,825

		687	TOTAL REPURCHASE AGREEMENTS	$ 10,825

Transport - Rail (1.05%)			Total Investments	$ 696,376
Burlington Northern Santa Fe Corp	11,086	835	Other Assets in Excess of Liabilities, Net - 1.10%		7,776

CSX Corp	18,562	783
			TOTAL NET ASSETS - 100.00%	$ 704,152

Norfolk Southern Corp	89,039	4,151
Union Pacific Corp	29,774	1,642

		7,411	(a) Non-Income Producing Security

Transport - Services (0.75%)
			Unrealized Appreciation (Depreciation)
CH Robinson Worldwide Inc	10,618	585
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Expeditors International of Washington Inc	5,700	183	of investments held by the fund as of the period end were as follows:
FedEx Corp	12,488	908
United Parcel Service Inc	67,172	3,606	Unrealized Appreciation	$ 64,312

		5,282	Unrealized Depreciation		(91,395)

			Net Unrealized Appreciation (Depreciation)		(27,083)
Web Portals (1.07%)
Google Inc (a)	12,807	6,866	Cost for federal income tax purposes		723,459
			All dollar amounts are shown in thousands (000's)
Yahoo! Inc (a)	43,779	696

		7,562

Wireless Equipment (1.90%)
American Tower Corp (a)	73,658	2,712
Crown Castle International Corp (a)	17,500	529
Motorola Inc	60,311	517
Nokia OYJ ADR	136,630	1,723
Qualcomm Inc	190,991	7,909

		13,390

TOTAL COMMON STOCKS	$ 685,551

See accompanying notes

281

	Schedule of Investments
	LargeCap Blend Fund II
	October 31, 2009
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	23.13%
Financial	15.15%
Energy	12.64%
Technology	11.62%
Communications	11.07%
Industrial	10.20%
Consumer, Cyclical	8.04%
Basic Materials	4.10%
Utilities	2.95%
Other Assets in Excess of Liabilities, Net	1.10%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.82%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2009	Buy	77	$ 20,183	$ 19,885	$ (298)
All dollar amounts are shown in thousands (000's)

See accompanying notes

282

Schedule of Investments LargeCap Growth Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.64%)			COMMON STOCKS (continued)
Auto - Car & Light Trucks (1.32%)			Food - Retail (1.48%)
Ford Motor Co (a)	4,203,988$	29,428	Whole Foods Market Inc (a)	1,030,000 $	33,022

Beverages - Non-Alcoholic (4.20%)			Gold Mining (1.93%)
Dr Pepper Snapple Group Inc	698,000	19,027	Newmont Mining Corp	987,000	42,895
Hansen Natural Corp (a)	761,849	27,541
PepsiCo Inc	776,000	46,987	Instruments - Scientific (2.52%)

		93,555	Thermo Fisher Scientific Inc (a)	1,247,700	56,146

Casino Hotels (0.88%)			Medical - Biomedical/Gene (3.37%)
Las Vegas Sands Corp (a)	1,296,000	19,557	Amgen Inc (a)	778,900	41,850
			Life Technologies Corp (a)	239,000	11,274
Casino Services (0.94%)
			Myriad Genetics Inc (a)	902,883	21,922

International Game Technology	1,168,000	20,837
					75,046

Commercial Services - Finance (6.60%)			Medical - Generic Drugs (2.03%)
Mastercard Inc	328,481	71,944	Mylan Inc/PA (a)	2,782,000	45,180
Visa Inc	989,532	74,967

		146,911	Medical Instruments (3.31%)

			Boston Scientific Corp (a)	2,606,000	21,161
Computers (8.98%)
			Intuitive Surgical Inc (a)	213,271	52,539

Apple Inc (a)	606,807	114,383
					73,700

Hewlett-Packard Co	930,699	44,171
Research In Motion Ltd (a)	704,610	41,382	Metal - Copper (2.15%)

		199,936	Freeport-McMoRan Copper & Gold Inc	653,000	47,904

Cosmetics & Toiletries (2.62%)			Networking Products (4.27%)
Estee Lauder Cos Inc/The	852,784	36,243	Cisco Systems Inc (a)	2,978,480	68,058
Procter & Gamble Co	380,000	22,040	Juniper Networks Inc (a)	1,059,000	27,015

		58,283			95,073

Diversified Banking Institutions (10.70%)			Oil & Gas Drilling (1.90%)
Bank of America Corp	1,796,196	26,188	Transocean Ltd (a)	503,300	42,232
Goldman Sachs Group Inc/The	346,328	58,935
JP Morgan Chase & Co	2,260,205	94,409	Oil Company - Exploration & Production (1.59%)
Morgan Stanley	1,826,000	58,651	Chesapeake Energy Corp	1,443,500	35,366

		238,183

			Regional Banks (4.20%)
E-Commerce - Products (3.41%)			Capital One Financial Corp	1,338,630	48,994
Amazon.com Inc (a)	639,600	75,991	Wells Fargo & Co	1,615,000	44,445

					93,439

E-Commerce - Services (3.67%)
eBay Inc (a)	1,775,000	39,529	Retail - Apparel & Shoe (1.21%)
Priceline.com Inc (a)	268,000	42,288	Gap Inc/The	1,263,000	26,952

		81,817

			Retail - Bedding (1.68%)
Electronic Components - Semiconductors (4.13%)			Bed Bath & Beyond Inc (a)	1,061,000	37,358
Broadcom Corp (a)	2,430,000	64,662
NVIDIA Corp (a)	2,282,652	27,301	Retail - Building Products (1.82%)

		91,963	Home Depot Inc	1,614,000	40,495

Electronic Connectors (1.54%)
			Retail - Consumer Electronics (2.01%)
Amphenol Corp	856,599	34,367
			Best Buy Co Inc	1,173,000	44,785

See accompanying notes

283

Schedule of Investments LargeCap Growth Fund October 31, 2009

			(a) Non-Income Producing Security

	Shares	Value
	Held	(000's)	Unrealized Appreciation (Depreciation)

			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
COMMON STOCKS (continued)
			of investments held by the fund as of the period end were as follows:
Retail - Discount (0.94%)

Dollar Tree Inc (a)	466,000 $	21,030	Unrealized Appreciation	$ 368,564
			Unrealized Depreciation	(141,182)

Retail - Regional Department Store (2.86%)
			Net Unrealized Appreciation (Depreciation)	227,382
Kohl's Corp (a)	1,113,000	63,686
			Cost for federal income tax purposes	2,020,514
			All dollar amounts are shown in thousands (000's)
Retail - Restaurants (1.41%)
Starbucks Corp (a)	1,653,000	31,374
			Portfolio Summary (unaudited)

Schools (1.22%)			Sector	Percent

Apollo Group Inc (a)	476,000	27,179	Consumer, Non-cyclical	24.83%
			Financial	19.21%
Semiconductor Component - Integrated Circuits (1.99%)			Communications	15.12%
			Technology	15.10%
Marvell Technology Group Ltd (a)	3,225,000	44,247	Consumer, Cyclical	15.07%
			Basic Materials	4.08%
Web Portals (3.76%)			Industrial	4.07%
Google Inc (a)	156,390	83,844	Energy	3.48%

			Liabilities in Excess of Other Assets, Net	(0.96%)

TOTAL COMMON STOCKS	$ 2,151,781

			TOTAL NET ASSETS	100.00%

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (4.32%)
Diversified Banking Institutions (4.32%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $24,509,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 24,029$	24,029
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$24,509,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	24,028	24,028
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $24,509,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	24,029	24,029
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $24,509,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	24,029	24,029

		96,115

TOTAL REPURCHASE AGREEMENTS	$ 96,115

Total Investments	$ 2,247,896
Liabilities in Excess of Other Assets, Net - (0.96)%		(21,272)

TOTAL NET ASSETS - 100.00%	$ 2,226,624

See accompanying notes

284

Schedule of Investments
LargeCap Growth Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.76%)			COMMON STOCKS (continued)
Advertising Agencies (0.04%)			Auto/Truck Parts & Equipment - Original
Omnicom Group Inc	20,180$	692	(continued)
			WABCO Holdings Inc	5,635$	134

Aerospace & Defense (0.48%)					577

General Dynamics Corp	3,197	200	Batteries & Battery Systems (0.02%)
Lockheed Martin Corp	86,977	5,983	Energizer Holdings Inc (a)	5,649	344
Northrop Grumman Corp	3,765	189
Raytheon Co	19,891	901	Beverages - Non-Alcoholic (1.24%)
Rockwell Collins Inc	10,322	520	Coca-Cola Co/The	105,497	5,624
TransDigm Group Inc	3,774	148	Hansen Natural Corp (a)	6,529	236

		7,941	PepsiCo Inc	240,072	14,536

					20,396

Aerospace & Defense Equipment (0.23%)
Alliant Techsystems Inc (a)	3,163	246	Beverages - Wine & Spirits (0.02%)
Goodrich Corp	8,105	441	Brown-Forman Corp	7,387	361
United Technologies Corp	49,865	3,064

		3,751	Broadcasting Services & Programming (0.03%)

			Discovery Communications Inc - C Shares (a)	15,630	375
Agricultural Chemicals (0.47%)			Scripps Networks Interactive	5,078	192

CF Industries Holdings Inc	4,009	334
					567

Intrepid Potash Inc (a)	3,695	95
Monsanto Co	100,799	6,772	Building - Residential & Commercial (0.00%)
Mosaic Co/The	10,325	482	NVR Inc (a)	97	64

		7,683

			Building & Construction Products -
Agricultural Operations (0.05%)			Miscellaneous (0.00%)
Archer-Daniels-Midland Co	27,236	820	Armstrong World Industries Inc (a)	888	33

Airlines (0.01%)			Building Products - Air & Heating (0.01%)
Copa Holdings SA	2,881	122	Lennox International Inc	4,504	152

Apparel Manufacturers (1.17%)			Building Products - Wood (0.01%)
Coach Inc	567,043	18,696	Masco Corp	16,516	194
Polo Ralph Lauren Corp	5,069	377
			Cable/Satellite TV (0.07%)
VF Corp	1,946	138

			Comcast Corp - Class A	20,614	299
		19,211

			DIRECTV Group Inc/The (a)	29,484	775

Applications Software (4.80%)					1,074

Citrix Systems Inc (a)	530,045	19,485
			Casino Hotels (0.29%)
Intuit Inc (a)	22,338	649
			MGM Mirage (a)	511,587	4,742
Microsoft Corp	1,313,397	36,421
Red Hat Inc (a)	18,134	468	Cellular Telecommunications (0.01%)
Salesforce.com Inc (a)	388,690	22,058	MetroPCS Communications Inc (a)	27,143	169

		79,081	NII Holdings Inc (a)	873	24

Athletic Footwear (0.09%)					193

Nike Inc	22,887	1,423	Chemicals - Diversified (0.08%)
			Celanese Corp	13,453	369
Auto - Medium & Heavy Duty Trucks (0.06%)
			EI Du Pont de Nemours & Co	20,894	665
Navistar International Corp (a)	5,951	197
			FMC Corp	6,022	308

PACCAR Inc	18,888	707

					1,342

		904

			Chemicals - Specialty (0.12%)
Auto/Truck Parts & Equipment - Original (0.04%)
			Albemarle Corp	511	16
Johnson Controls Inc	18,538	443

See accompanying notes

285

Schedule of Investments
LargeCap Growth Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Specialty (continued)			Computers (5.79%)
Ashland Inc	518 $	18	Apple Inc (a)	364,649 $	68,736
Ecolab Inc	13,806	607	Dell Inc (a)	116,460	1,687
International Flavors & Fragrances Inc	7,150	272	Hewlett-Packard Co	127,686	6,060
Lubrizol Corp	5,540	369	IBM Corp	157,247	18,966

Sigma-Aldrich Corp	8,159	424			95,449

Terra Industries Inc	6,849	217

			Computers - Integrated Systems (0.68%)
		1,923	Diebold Inc	5,745	174

Coal (0.13%)			Micros Systems Inc (a)	390,868	10,522
Alpha Natural Resources Inc (a)	11,690	397	NCR Corp (a)	15,211	154
Consol Energy Inc	10,719	459	Teradata Corp (a)	13,468	376

Massey Energy Co	6,611	192			11,226

Peabody Energy Corp	17,963	711
			Computers - Memory Devices (1.81%)
Walter Energy Inc	5,345	313	EMC Corp/Massachusetts (a)	327,491	5,394

		2,072	NetApp Inc (a)	760,336	20,567

Coatings & Paint (0.04%)			SanDisk Corp (a)	145,800	2,986
RPM International Inc	6,622	117	Seagate Technology	25,846	360
Sherwin-Williams Co/The	8,300	473	Western Digital Corp (a)	13,853	467

		590			29,774

Commercial Banks (0.01%)			Consulting Services (0.03%)
BOK Financial Corp	671	29	FTI Consulting Inc (a)	5,025	205
Commerce Bancshares Inc	2,014	77	Genpact Ltd (a)	6,103	73

		106	SAIC Inc (a)	14,831	262

					540

Commercial Services (0.00%)
Weight Watchers International Inc	303	8	Consumer Products - Miscellaneous (0.13%)
			Clorox Co	7,201	427
Commercial Services - Finance (3.44%)			Kimberly-Clark Corp	25,463	1,557
Automatic Data Processing Inc	29,282	1,166	Scotts Miracle-Gro Co/The	4,357	177

Equifax Inc	9,587	263			2,161

H&R Block Inc	33,151	608
			Containers - Metal & Glass (0.07%)
Interactive Data Corp	1,574	41
			Ball Corp	5,641	278
Lender Processing Services Inc	8,922	355
			Crown Holdings Inc (a)	15,225	406
Mastercard Inc	159,233	34,875
			Owens-Illinois Inc (a)	13,644	435

Moody's Corp	18,006	426
					1,119

Morningstar Inc (a)	1,886	96
Paychex Inc	18,787	534	Containers - Paper & Plastic (0.01%)
SEI Investments Co	11,578	202	Pactiv Corp (a)	9,992	231
Total System Services Inc	11,406	182
Visa Inc	147,227	11,154	Cosmetics & Toiletries (2.40%)
			Alberto-Culver Co	807,900	21,668
Western Union Co/The	377,589	6,861

			Avon Products Inc	25,091	804
		56,763

			Colgate-Palmolive Co	29,296	2,304
Computer Services (3.76%)			Procter & Gamble Co	254,088	14,737

Accenture PLC - Class A	1,074,942	39,859			39,513

Cognizant Technology Solutions Corp (a)	561,349	21,696
DST Systems Inc (a)	3,268	136	Cruise Lines (0.02%)
			Carnival Corp	12,931	377
IHS Inc (a)	4,576	237

		61,928

			Data Processing & Management (0.09%)
			Broadridge Financial Solutions Inc	8,418	175

See accompanying notes

286

Schedule of Investments
LargeCap Growth Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Data Processing & Management (continued)			E-Commerce - Services (0.64%)
Dun & Bradstreet Corp	5,102 $	391	eBay Inc (a)	24,710 $	550
Fidelity National Information Services Inc	18,784	409	Expedia Inc (a)	409,093	9,274
Fiserv Inc (a)	10,759	493	NetFlix Inc (a)	4,010	215

		1,468	Priceline.com Inc (a)	2,708	427

					10,466

Decision Support Software (0.02%)
MSCI Inc (a)	9,903	301	Electric - Generation (0.03%)
			AES Corp/The	32,315	422
Dental Supplies & Equipment (0.04%)
DENTSPLY International Inc	14,090	465	Electric - Integrated (0.11%)
Patterson Cos Inc (a)	9,640	246	Constellation Energy Group Inc	14,922	461

		711	DPL Inc	1,440	37

			Exelon Corp	5,517	259
Diagnostic Equipment (0.01%)
Gen-Probe Inc (a)	5,161	215	FPL Group Inc	5,216	256
			NV Energy Inc	9,713	111
Diagnostic Kits (1.35%)			PPL Corp	24,038	708

Idexx Laboratories Inc (a)	436,701	22,324			1,832

			Electric - Transmission (0.01%)
Dialysis Centers (1.01%)
			ITC Holdings Corp	4,727	210
DaVita Inc (a)	312,837	16,590
			Electric Products - Miscellaneous (1.14%)
Disposable Medical Products (0.03%)
			AMETEK Inc	482,631	16,839
CR Bard Inc	5,695	428
			Emerson Electric Co	50,230	1,896
Distribution & Wholesale (0.05%)			Molex Inc	1,116	21

LKQ Corp (a)	13,482	233			18,756

WESCO International Inc (a)	2,135	54	Electronic Components - Miscellaneous (0.03%)
WW Grainger Inc	6,046	567	AVX Corp	1,041	12

		854	Garmin Ltd	8,895	269

Diversified Banking Institutions (1.90%)			Jabil Circuit Inc	8,769	117
Goldman Sachs Group Inc/The	77,296	13,154	Vishay Intertechnology Inc (a)	3,886	24

JP Morgan Chase & Co	247,908	10,355			422

Morgan Stanley	243,227	7,812	Electronic Components - Semiconductors (1.46%)

		31,321	Altera Corp	28,669	567

Diversified Manufacturing Operations (3.00%)			Broadcom Corp (a)	287,088	7,639
3M Co	46,465	3,418	Intel Corp	237,713	4,543
Brink's Co/The	4,391	104	Intersil Corp	6,061	76
Carlisle Cos Inc	1,655	51	National Semiconductor Corp	23,071	299
Crane Co	2,438	68	NVIDIA Corp (a)	32,359	387
Danaher Corp	629,334	42,939	ON Semiconductor Corp (a)	40,511	271
Dover Corp	12,781	482	QLogic Corp (a)	11,435	201
Harsco Corp	5,743	181	Rovi Corp (a)	6,831	188
Honeywell International Inc	49,259	1,768	Texas Instruments Inc	87,504	2,052
ITT Corp	1,732	88	Xilinx Inc	360,787	7,847

Leggett & Platt Inc	9,515	184			24,070

Pentair Inc	2,648	77	Electronic Connectors (0.00%)

		49,360	Thomas & Betts Corp (a)	1,685	58

E-Commerce - Products (1.47%)
Amazon.com Inc (a)	203,766	24,209

See accompanying notes

287

Schedule of Investments LargeCap Growth Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Design Automation (0.01%)			Finance - Investment Banker & Broker (1.29%)
Synopsys Inc (a)	8,457 $	186	Charles Schwab Corp/The	1,183,812 $	20,527
			Investment Technology Group Inc (a)	345	7
Electronic Forms (0.07%)			Jefferies Group Inc	8,841	231
Adobe Systems Inc (a)	36,211	1,193	TD Ameritrade Holding Corp (a)	26,153	505

					21,270

Electronic Measurement Instruments (1.12%)
Agilent Technologies Inc (a)	20,021	495	Finance - Other Services (0.04%)
Trimble Navigation Ltd (a)	858,082	17,994	CME Group Inc	382	115

		18,489	IntercontinentalExchange Inc (a)	4,818	483

			NASDAQ OMX Group Inc/The (a)	5,802	105

Electronic Parts Distribution (0.02%)
					703

Arrow Electronics Inc (a)	4,834	122
Avnet Inc (a)	5,035	125	Food - Confectionery (0.02%)

		247	Hershey Co/The	8,763	331

Energy - Alternate Sources (0.17%)			Food - Dairy Products (0.02%)
First Solar Inc (a)	22,758	2,775	Dean Foods Co (a)	17,110	312

Engineering - Research & Development Services (2.33%)			Food - Miscellaneous/Diversified (0.14%)
ABB Ltd ADR (a)	798,571	14,797	Campbell Soup Co	13,044	414
Aecom Technology Corp (a)	8,397	212	General Mills Inc	7,732	510
Fluor Corp	79,360	3,525	HJ Heinz Co	14,741	593
Jacobs Engineering Group Inc (a)	384,029	16,241	Kellogg Co	14,599	752

McDermott International Inc (a)	157,400	3,499			2,269

Shaw Group Inc/The (a)	6,532	168
			Food - Retail (0.05%)
URS Corp (a)	1,004	39

			Kroger Co/The	32,268	746
		38,481

Engines - Internal Combustion (0.02%)			Food - Wholesale & Distribution (0.07%)
Cummins Inc	6,499	280	Sysco Corp	41,680	1,102

Enterprise Software & Services (0.41%)			Forestry (0.01%)
BMC Software Inc (a)	12,785	475	Plum Creek Timber Co Inc	5,624	176
CA Inc	20,966	439
Oracle Corp	263,268	5,555	Funeral Services & Related Items (0.00%)
Sybase Inc (a)	7,948	314	Hillenbrand Inc	2,254	45

		6,783

			Garden Products (0.01%)
Fiduciary Banks (0.86%)			Toro Co	3,490	129
Bank of New York Mellon Corp/The	409,619	10,920
Northern Trust Corp	15,499	779	Gas - Distribution (0.02%)
State Street Corp	57,789	2,426	Centerpoint Energy Inc	28,471	359

		14,125

			Gold Mining (0.08%)
Filtration & Separation Products (0.04%)			Newmont Mining Corp	31,566	1,372
Donaldson Co Inc	7,533	269
Pall Corp	11,528	366	Hazardous Waste Disposal (0.03%)

		635	Stericycle Inc (a)	8,285	434

Finance - Auto Loans (0.00%)
			Hotels & Motels (0.70%)
AmeriCredit Corp (a)	2,585	46
			Choice Hotels International Inc	767	23
Finance - Credit Card (0.04%)			Marriott International Inc/DE	454,742	11,396
American Express Co	18,457	643

See accompanying notes

288

Schedule of Investments LargeCap Growth Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Hotels & Motels (continued)			Investment Management & Advisory Services
Wyndham Worldwide Corp	7,682 $	131	(continued)

			Invesco Ltd	3,198 $	68
		11,550

			T Rowe Price Group Inc	16,723	815
Human Resources (0.04%)			Waddell & Reed Financial Inc	8,370	235

Hewitt Associates Inc (a)	8,100	288			13,210

Monster Worldwide Inc (a)	7,291	106
Robert Half International Inc	14,593	338	Leisure & Recreation Products (0.01%)

			WMS Industries Inc (a)	4,128	165
		732

Independent Power Producer (0.13%)			Life & Health Insurance (0.12%)
NRG Energy Inc (a)	95,003	2,184	Aflac Inc	31,167	1,293
			Prudential Financial Inc	14,151	640

Industrial Automation & Robots (0.23%)					1,933

Rockwell Automation Inc/DE	94,000	3,849
			Linen Supply & Related Items (0.00%)
Industrial Gases (0.80%)			Cintas Corp	2,323	64
Air Products & Chemicals Inc	7,065	545
Praxair Inc	158,366	12,581	Machinery - Construction & Mining (0.09%)

			Bucyrus International Inc	1,660	74
		13,126

			Caterpillar Inc	18,194	1,002
Instruments - Controls (0.02%)			Joy Global Inc	8,918	449

Mettler-Toledo International Inc (a)	3,218	314			1,525

Instruments - Scientific (0.04%)			Machinery - Farm (0.03%)
PerkinElmer Inc	2,404	45	Deere & Co	9,944	453
Thermo Fisher Scientific Inc (a)	3,386	152
Waters Corp (a)	9,284	533	Machinery - General Industry (1.19%)

			IDEX Corp	4,698	133
		730

			Roper Industries Inc	381,102	19,265
Insurance Brokers (0.03%)			Wabtec Corp/DE	4,749	175

Arthur J Gallagher & Co	9,013	201			19,573

Brown & Brown Inc	8,159	150
Erie Indemnity Co	1,975	70	Machinery - Print Trade (0.01%)
			Zebra Technologies Corp (a)	5,269	132
Marsh & McLennan Cos Inc	3,846	90

		511

			Machinery - Pumps (0.03%)
Internet Content - Information & News (0.09%)			Flowserve Corp	5,579	548
Baidu Inc/China ADR (a)	4,100	1,549
			Medical - Biomedical/Gene (3.72%)
Internet Infrastructure Software (0.02%)			Amgen Inc (a)	138,898	7,463
Akamai Technologies Inc (a)	17,600	387	Biogen Idec Inc (a)	19,479	821
			Bio-Rad Laboratories Inc (a)	1,858	166
Internet Security (0.10%)			Celgene Corp (a)	214,071	10,928
McAfee Inc (a)	10,273	430	Genzyme Corp (a)	15,828	801
Symantec Corp (a)	48,466	852	Gilead Sciences Inc (a)	386,295	16,437
VeriSign Inc (a)	19,376	442	Life Technologies Corp (a)	8,990	424

		1,724	Millipore Corp (a)	359,173	24,068

Investment Management & Advisory Services (0.80%)			Myriad Genetics Inc (a)	9,012	219

Affiliated Managers Group Inc (a)	3,999	254			61,327

BlackRock Inc	670	145
			Medical - Drugs (2.58%)
Eaton Vance Corp	11,505	326	Abbott Laboratories	90,211	4,562
Federated Investors Inc	8,076	212	Allergan Inc/United States	554,020	31,164
Franklin Resources Inc	106,615	11,155	Bristol-Myers Squibb Co	74,718	1,629

See accompanying notes

289

Schedule of Investments LargeCap Growth Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical Products (continued)
Eli Lilly & Co	35,682 $	1,214	Becton Dickinson and Co	16,170 $	1,105
Merck & Co Inc/NJ	24,447	756	Henry Schein Inc (a)	8,687	459
Pfizer Inc	19,258	328	Hospira Inc (a)	9,328	417
Schering-Plough Corp	93,094	2,625	Johnson & Johnson	143,971	8,502
Valeant Pharmaceuticals International (a)	6,344	186	Stryker Corp	159,306	7,328

		42,464			28,884

Medical - Generic Drugs (0.04%)			Metal - Copper (0.09%)
Mylan Inc/PA (a)	20,690	336	Freeport-McMoRan Copper & Gold Inc	14,576	1,069
Perrigo Co	7,747	288	Southern Copper Corp	12,639	398

		624			1,467

Medical - HMO (0.05%)			Metal - Iron (0.00%)
Aetna Inc	9,398	245	Cliffs Natural Resources Inc	1,236	44
CIGNA Corp	1,765	49
Coventry Health Care Inc (a)	4,139	82	Metal Processors & Fabrication (0.29%)
Humana Inc (a)	5,949	223	Precision Castparts Corp	49,385	4,710
WellPoint Inc (a)	3,375	158

			Multimedia (0.40%)
		757

			Factset Research Systems Inc	4,069	261
Medical - Hospitals (0.03%)			McGraw-Hill Cos Inc/The	19,945	574
Community Health Systems Inc (a)	4,530	142	Walt Disney Co/The	209,100	5,723

Health Management Associates Inc (a)	23,394	143			6,558

Tenet Healthcare Corp (a)	32,470	166

			Music (0.00%)
		451

			Warner Music Group Corp (a)	397	2
Medical - Outpatient & Home Medical Care (0.01%)
Lincare Holdings Inc (a)	4,962	156	Networking Products (3.23%)
			Cisco Systems Inc (a)	1,413,121	32,290
Medical - Wholesale Drug Distribution (0.64%)			Juniper Networks Inc (a)	823,516	21,008

AmerisourceBergen Corp	26,343	584			53,298

McKesson Corp	170,395	10,007

			Non-Hazardous Waste Disposal (0.06%)
		10,591

			Waste Connections Inc (a)	5,381	169
Medical Information Systems (0.00%)			Waste Management Inc	28,988	866

IMS Health Inc	4,113	67			1,035

Medical Instruments (1.86%)			Oil - Field Services (2.55%)
Beckman Coulter Inc	7,065	454	Oceaneering International Inc (a)	5,443	278
Boston Scientific Corp (a)	52,338	425	Schlumberger Ltd	666,166	41,435
Intuitive Surgical Inc (a)	105,946	26,100	Smith International Inc	12,968	360

Medtronic Inc	74,014	2,642			42,073

St Jude Medical Inc (a)	23,168	790	Oil & Gas Drilling (0.09%)
Techne Corp	3,531	221	Atwood Oceanics Inc (a)	4,733	168

		30,632	Diamond Offshore Drilling Inc	6,538	623

Medical Laboratory & Testing Service (1.28%)			ENSCO International Inc	3,953	181
Covance Inc (a)	389,372	20,123	Helmerich & Payne Inc	3,267	124
Laboratory Corp of America Holdings (a)	7,065	487	Patterson-UTI Energy Inc	2,137	34
Quest Diagnostics Inc	10,034	561	Pride International Inc (a)	7,925	234

		21,171	Rowan Cos Inc	1,928	45

			Seahawk Drilling Inc (a)	528	14

Medical Products (1.75%)
					1,423

Baxter International Inc	204,832	11,073

See accompanying notes

290

Schedule of Investments
LargeCap Growth Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production (1.84%)			Quarrying (0.01%)
Canadian Natural Resources Ltd	317,559 $	20,536	Compass Minerals International Inc	1,636 $	102
EOG Resources Inc	96,023	7,841
EQT Corp	12,497	523	Regional Banks (0.81%)
Petrohawk Energy Corp (a)	15,353	361	Capital One Financial Corp	12,429	455
Plains Exploration & Production Co (a)	7,353	195	Wells Fargo & Co	469,489	12,920

Southwestern Energy Co (a)	19,976	871			13,375

		30,327	Reinsurance (0.01%)

Oil Company - Integrated (1.07%)			Axis Capital Holdings Ltd	3,816	110
Exxon Mobil Corp	85,149	6,103	Endurance Specialty Holdings Ltd	1,575	57
Petroleo Brasileiro SA ADR	124,653	5,001	Reinsurance Group of America Inc	553	25
Suncor Energy Inc	195,514	6,456	Validus Holdings Ltd	1,306	33

		17,560			225

Oil Field Machinery & Equipment (0.84%)			REITS - Diversified (0.02%)
Cameron International Corp (a)	14,726	545	Digital Realty Trust Inc	7,028	317
Dresser-Rand Group Inc (a)	7,986	235
			REITS - Healthcare (0.05%)
FMC Technologies Inc (a)	247,593	13,023

			HCP Inc	10,337	306
		13,803

			Health Care REIT Inc	5,368	238
Oil Refining & Marketing (0.02%)			Nationwide Health Properties Inc	7,530	243

Frontier Oil Corp	7,799	108			787

Holly Corp	4,085	118
			REITS - Office Property (0.00%)
Tesoro Corp/Texas	5,492	78

			Alexandria Real Estate Equities Inc	805	44
		304

Paper & Related Products (0.01%)			REITS - Regional Malls (0.03%)
Rayonier Inc	3,439	133	Simon Property Group Inc	6,700	455

Pharmacy Services (1.52%)			REITS - Shopping Centers (0.00%)
Express Scripts Inc (a)	18,522	1,480	Federal Realty Investment Trust	748	44
Medco Health Solutions Inc (a)	417,576	23,435
Omnicare Inc	4,711	102	REITS - Storage (0.04%)

			Public Storage	8,646	636
		25,017

Pipelines (0.01%)			Rental - Auto & Equipment (0.01%)
El Paso Corp	18,485	181	Aaron's Inc	4,522	113

Power Converter & Supply Equipment (0.17%)			Research & Development (0.01%)
Hubbell Inc	650	28	Pharmaceutical Product Development Inc	10,258	221
Sunpower Corp - Class B (a)	129,930	2,814

		2,842	Respiratory Products (0.02%)

			ResMed Inc (a)	7,397	364
Printing - Commercial (0.01%)
RR Donnelley & Sons Co	5,125	103	Retail - Apparel & Shoe (0.20%)
			Abercrombie & Fitch Co	4,373	144
Property & Casualty Insurance (0.01%)
			Aeropostale Inc (a)	6,406	240
WR Berkley Corp	4,323	107
			Chico's FAS Inc (a)	16,228	194
Protection - Safety (0.01%)			Gap Inc/The	26,925	575
Brink's Home Security Holdings Inc (a)	4,406	137	Guess? Inc	5,738	210
			Ltd Brands Inc	16,958	298
Publishing - Books (0.01%)			Nordstrom Inc	15,748	500
John Wiley & Sons Inc	3,970	140	Phillips-Van Heusen Corp	3,264	131

See accompanying notes

291

Schedule of Investments
LargeCap Growth Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Apparel & Shoe (continued)			Retail - Mail Order (0.00%)
Ross Stores Inc	12,244 $	539	Williams-Sonoma Inc	3,734 $	70
Urban Outfitters Inc (a)	12,638	397

		3,228	Retail - Major Department Store (0.06%)

			TJX Cos Inc	26,560	992
Retail - Auto Parts (0.35%)
Advance Auto Parts Inc	9,322	347	Retail - Office Supplies (0.06%)
AutoZone Inc (a)	3,093	419	Staples Inc	47,108	1,022
O'Reilly Automotive Inc (a)	134,226	5,004

		5,770	Retail - Pet Food & Supplies (1.39%)

			PetSmart Inc	976,765	22,983
Retail - Automobile (0.01%)
AutoNation Inc (a)	682	12
			Retail - Regional Department Store (0.45%)
Copart Inc (a)	6,332	204	Kohl's Corp (a)	129,551	7,413
Penske Auto Group Inc	1,351	21

		237	Retail - Restaurants (1.12%)

Retail - Bedding (0.50%)			Brinker International Inc	9,649	122
Bed Bath & Beyond Inc (a)	236,306	8,320	Chipotle Mexican Grill Inc (a)	3,116	254
			Darden Restaurants Inc	13,021	395
Retail - Bookstore (0.00%)			McDonald's Corp	70,566	4,136
Barnes & Noble Inc	757	13	Panera Bread Co (a)	2,751	165
			Starbucks Corp (a)	326,862	6,204
Retail - Building Products (0.48%)			Yum! Brands Inc	220,405	7,262

Home Depot Inc	11,040	277			18,538

Lowe's Cos Inc	390,044	7,633

			Retail - Sporting Goods (0.01%)
		7,910

			Dick's Sporting Goods Inc (a)	8,472	192
Retail - Catalog Shopping (0.01%)
MSC Industrial Direct Co	4,088	176	Savings & Loans - Thrifts (0.02%)
			Capitol Federal Financial	1,924	58
Retail - Computer Equipment (0.02%)			Hudson City Bancorp Inc	25,526	336
GameStop Corp (a)	14,171	344	TFS Financial Corp	940	11

					405

Retail - Consumer Electronics (0.05%)
Best Buy Co Inc	21,784	832	Schools (0.09%)
RadioShack Corp	1,569	26	Apollo Group Inc (a)	8,244	471

		858	Career Education Corp (a)	6,349	132

			DeVry Inc	5,882	325
Retail - Discount (3.39%)
			ITT Educational Services Inc (a)	3,680	333
Big Lots Inc (a)	897	22
			Strayer Education Inc	1,341	272

Costco Wholesale Corp	492,024	27,972
					1,533

Dollar Tree Inc (a)	8,856	400
Family Dollar Stores Inc	13,924	394	Semiconductor Component - Integrated Circuits (0.81%)
Target Corp	48,636	2,355	Analog Devices Inc	19,038	488
Wal-Mart Stores Inc	496,842	24,683	Integrated Device Technology Inc (a)	3,418	20

		55,826	Marvell Technology Group Ltd (a)	904,066	12,404

			Maxim Integrated Products Inc	24,259	404

Retail - Drug Store (0.68%)
					13,316

CVS Caremark Corp	253,584	8,952
Walgreen Co	58,111	2,198	Semiconductor Equipment (0.39%)

		11,150	ASML Holding NV	237,251	6,392

Retail - Jewelry (0.03%)			Soap & Cleaning Products (0.02%)
Tiffany & Co	11,077	435	Church & Dwight Co Inc	6,933	394

See accompanying notes

292

Schedule of Investments
LargeCap Growth Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Software Tools (0.01%)			Transport - Services (continued)
VMware Inc (a)	5,011 $	193	United Parcel Service Inc	40,203 $	2,158
			UTI Worldwide Inc	8,695	108

Steel - Producers (0.01%)					13,255

Schnitzer Steel Industries Inc	1,902	82
			Transport - Truck (0.01%)
Steel Pipe & Tube (0.01%)			Landstar System Inc	4,992	176
Valmont Industries Inc	2,060	149
			Veterinary Diagnostics (0.01%)
Telecommunication Equipment (0.03%)			VCA Antech Inc (a)	8,034	191
Harris Corp	10,075	420
			Vitamins & Nutrition Products (0.02%)
Telecommunication Equipment - Fiber Optics (0.07%)			Herbalife Ltd	5,961	201
Corning Inc	78,195	1,142	Mead Johnson Nutrition Co	1,690	71

JDS Uniphase Corp (a)	10,642	60			272

		1,202	Web Portals (3.83%)

Telecommunication Services (0.02%)			Google Inc (a)	115,640	61,997
NeuStar Inc (a)	6,854	158	Sohu.com Inc (a)	2,931	163
tw telecom inc (a)	14,551	184	Yahoo! Inc (a)	64,526	1,026

		342			63,186

Telephone - Integrated (0.02%)			Wireless Equipment (4.44%)
Frontier Communications Corp	13,025	93	American Tower Corp (a)	518,424	19,089
Windstream Corp	19,444	188	Crown Castle International Corp (a)	329,196	9,948

		281	Qualcomm Inc	1,058,072	43,815

			SBA Communications Corp (a)	11,498	324

Television (0.00%)
					73,176
CTC Media Inc (a)	3,458	56

			TOTAL COMMON STOCKS	$ 1,594,737

Tobacco (0.61%)
				Principal
Altria Group Inc	146,099	2,646
				Amount	Value
Lorillard Inc	11,262	875		(000's)	(000's)

Philip Morris International Inc	138,604	6,564

			REPURCHASE AGREEMENTS (2.57%)
		10,085

			Diversified Banking Institutions (2.57%)
Tools - Hand Held (0.00%)			Investment in Joint Trading Account; Bank
Snap-On Inc	1,563	57	of America Repurchase Agreement; 0.06%
			dated 10/30/09 maturing 11/02/09
			(collateralized by Sovereign Agency
Toys (0.06%)
			Issues; $10,784,000; 0.00% - 5.75%; dated
Hasbro Inc	7,321	200	11/02/09 - 07/15/32)	$ 10,572$	10,572
Marvel Entertainment Inc (a)	4,622	231	Investment in Joint Trading Account; Credit
Mattel Inc	26,390	499	Suisse Repurchase Agreement; 0.06%

		930	dated 10/30/09 maturing 11/02/09

			(collateralized by US Treasury Notes;
Transport - Marine (0.00%)			$10,784,000; 1.38% - 2.00%; dated
Kirby Corp (a)	1,095	37	02/28/10 - 09/15/12)	10,573	10,573
			Investment in Joint Trading Account;
Transport - Rail (0.07%)			Deutsche Bank Repurchase Agreement;
Norfolk Southern Corp	4,656	217	0.06% dated 10/30/09 maturing 11/02/09
			(collateralized by Sovereign Agency
Union Pacific Corp	17,912	988	Issues; $10,784,000; 1.88% - 3.75%; dated

		1,205	12/06/10 - 08/24/12)	10,572	10,572

Transport - Services (0.80%)
CH Robinson Worldwide Inc	11,029	608
Expeditors International of Washington Inc	322,176	10,381

See accompanying notes

293

Schedule of Investments LargeCap Growth Fund I

October 31, 2009

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $10,784,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	$ 10,572$	10,572

42,289

TOTAL REPURCHASE AGREEMENTS	$ 42,289

Total Investments	$ 1,637,026
Other Assets in Excess of Liabilities, Net - 0.67%		11,120

TOTAL NET ASSETS - 100.00%	$ 1,648,146

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 234,695
Unrealized Depreciation	(77,735)

Net Unrealized Appreciation (Depreciation)	156,960
Cost for federal income tax purposes	1,480,066
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	24.38%
Technology	20.11%
Communications	14.53%
Industrial	11.62%
Consumer, Cyclical	11.32%
Financial	8.65%
Energy	6.71%
Basic Materials	1.70%
Utilities	0.31%
Other Assets in Excess of Liabilities, Net	0.67%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.10%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2009	Buy	198	$ 52,284	$ 51,134	$ (1,150)
All dollar amounts are shown in thousands (000's)

See accompanying notes

294

Schedule of Investments LargeCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.23%)			COMMON STOCKS (continued)
Advertising Agencies (0.05%)			Auto - Medium & Heavy Duty Trucks (continued)
Omnicom Group Inc	21,117$	724	PACCAR Inc	19,765 $	740

					946

Aerospace & Defense (0.72%)
			Auto/Truck Parts & Equipment - Original (0.48%)
General Dynamics Corp	3,346	210
			BorgWarner Inc	230,150	6,978
Lockheed Martin Corp	21,873	1,505
			Johnson Controls Inc	19,399	464
Northrop Grumman Corp	3,940	197
			WABCO Holdings Inc	5,896	140

Raytheon Co	31,534	1,428
					7,582

Rockwell Collins Inc	153,321	7,724
TransDigm Group Inc	3,950	155	Batteries & Battery Systems (0.02%)

		11,219	Energizer Holdings Inc (a)	5,912	360

Aerospace & Defense Equipment (0.25%)			Beverages - Non-Alcoholic (5.91%)
Alliant Techsystems Inc (a)	3,310	257	Coca-Cola Co/The	907,775	48,394
Goodrich Corp	8,481	461	Hansen Natural Corp (a)	6,829	247
United Technologies Corp	52,181	3,207	PepsiCo Inc	727,239	44,034

		3,925			92,675

Agricultural Chemicals (0.53%)			Beverages - Wine & Spirits (0.02%)
CF Industries Holdings Inc	4,195	349	Brown-Forman Corp	7,730	377
Intrepid Potash Inc (a)	3,867	100
Monsanto Co	109,904	7,383	Broadcasting Services & Programming (0.32%)
Mosaic Co/The	10,804	505	Discovery Communications Inc - C Shares (a)	16,355	393

		8,337	Scripps Networks Interactive	124,294	4,693

Agricultural Operations (0.38%)					5,086

Archer-Daniels-Midland Co	199,101	5,997	Building - Residential & Commercial (0.00%)
			NVR Inc (a)	102	68
Airlines (0.01%)
Copa Holdings SA	3,015	127	Building & Construction Products -
			Miscellaneous (0.00%)
Apparel Manufacturers (0.27%)			Armstrong World Industries Inc (a)	929	35
Coach Inc	21,479	708
Polo Ralph Lauren Corp	45,695	3,400	Building Products - Air & Heating (0.01%)
VF Corp	2,036	145	Lennox International Inc	4,713	159

		4,253

			Building Products - Wood (0.01%)
Appliances (0.43%)			Masco Corp	17,285	203
Whirlpool Corp	94,401	6,758
			Cable/Satellite TV (0.07%)
Applications Software (3.07%)			Comcast Corp - Class A	21,572	313
Citrix Systems Inc (a)	13,100	481	DIRECTV Group Inc/The (a)	30,853	811

Intuit Inc (a)	23,378	679			1,124

Microsoft Corp	1,591,224	44,125
			Cellular Telecommunications (0.01%)
Red Hat Inc (a)	18,976	490
			MetroPCS Communications Inc (a)	28,403	177
Salesforce.com Inc (a)	40,770	2,314

			NII Holdings Inc (a)	913	25

		48,089

					202

Athletic Footwear (0.91%)
			Chemicals - Diversified (0.49%)
Nike Inc	229,549	14,273
			Celanese Corp	242,399	6,654
			EI Du Pont de Nemours & Co	21,867	696
Auto - Medium & Heavy Duty Trucks (0.06%)
Navistar International Corp (a)	6,225	206	FMC Corp	6,302	322

					7,672

See accompanying notes

295

Schedule of Investments
LargeCap Growth Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Specialty (0.13%)			Computers (9.46%)
Albemarle Corp	534 $	17	Apple Inc (a)	317,873 $	59,919
Ashland Inc	542	19	Dell Inc (a)	723,068	10,477
Ecolab Inc	14,449	635	Hewlett-Packard Co	950,120	45,093
International Flavors & Fragrances Inc	7,482	285	IBM Corp	155,847	18,797
Lubrizol Corp	5,798	386	Palm Inc (a)	172,016	1,997
Sigma-Aldrich Corp	8,537	443	Research In Motion Ltd (a)	205,400	12,063

Terra Industries Inc	7,167	228			148,346

		2,013

			Computers - Integrated Systems (0.06%)
Coal (0.14%)			Diebold Inc	6,012	182
Alpha Natural Resources Inc (a)	12,235	416	Micros Systems Inc (a)	7,838	211
Consol Energy Inc	11,217	480	NCR Corp (a)	15,918	161
Massey Energy Co	6,918	201	Teradata Corp (a)	14,094	393

Peabody Energy Corp	18,797	744			947

Walter Energy Inc	5,593	327

			Computers - Memory Devices (0.83%)
		2,168	EMC Corp/Massachusetts (a)	388,287	6,395

Coatings & Paint (0.04%)			NetApp Inc (a)	214,784	5,810
RPM International Inc	6,930	122	Seagate Technology	27,049	378
Sherwin-Williams Co/The	8,685	496	Western Digital Corp (a)	14,498	488

		618			13,071

Commercial Banks (0.01%)			Computers - Peripheral Equipment (0.14%)
BOK Financial Corp	702	30	Lexmark International Inc (a)	86,000	2,193
Commerce Bancshares Inc	2,108	81

		111	Consulting Services (0.04%)

			FTI Consulting Inc (a)	5,258	215
Commercial Services (0.00%)
			Genpact Ltd (a)	6,387	76
Weight Watchers International Inc	317	8
			SAIC Inc (a)	15,520	275

					566

Commercial Services - Finance (2.15%)
Automatic Data Processing Inc	30,646	1,220	Consumer Products - Miscellaneous (0.14%)
Equifax Inc	10,032	275	Clorox Co	7,537	446
H&R Block Inc	34,695	636	Kimberly-Clark Corp	26,649	1,630
Interactive Data Corp	1,648	43	Scotts Miracle-Gro Co/The	4,559	185

Lender Processing Services Inc	9,337	371			2,261

Mastercard Inc	5,199	1,139
			Containers - Metal & Glass (0.07%)
Moody's Corp	18,842	446	Ball Corp	5,903	291
Morningstar Inc (a)	1,973	101	Crown Holdings Inc (a)	15,932	425
Paychex Inc	19,662	558	Owens-Illinois Inc (a)	14,278	455

SEI Investments Co	12,115	212			1,171

Total System Services Inc	11,936	191
Visa Inc	364,463	27,612	Containers - Paper & Plastic (0.02%)
			Pactiv Corp (a)	10,456	241
Western Union Co/The	51,068	928

		33,732

			Cosmetics & Toiletries (3.72%)
Computer Services (0.08%)			Avon Products Inc	26,256	841
Cognizant Technology Solutions Corp (a)	21,136	817	Colgate-Palmolive Co	289,257	22,744
DST Systems Inc (a)	3,420	142	Procter & Gamble Co	600,511	34,830

IHS Inc (a)	4,788	248			58,415

		1,207

			Cruise Lines (0.03%)
			Carnival Corp	13,533	394

See accompanying notes

296

Schedule of Investments LargeCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value

	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Data Processing & Management (0.10%)			E-Commerce - Products (0.46%)

Broadridge Financial Solutions Inc	8,809 $	183	Amazon.com Inc (a)	60,147 $	7,146

Dun & Bradstreet Corp	5,339	409

Fidelity National Information Services Inc	19,656	428	E-Commerce - Services (0.11%)

Fiserv Inc (a)	11,260	516	eBay Inc (a)	25,848	576

		1,536	Expedia Inc (a)	17,909	406

			NetFlix Inc (a)	4,196	224
Decision Support Software (0.02%)
			Priceline.com Inc (a)	2,834	447

MSCI Inc (a)	10,363	315
					1,653

Dental Supplies & Equipment (0.05%)			Electric - Generation (0.03%)

DENTSPLY International Inc	14,739	486	AES Corp/The	33,815	442

Patterson Cos Inc (a)	10,088	257

		743	Electric - Integrated (0.12%)

			Constellation Energy Group Inc	15,615	483
Diagnostic Equipment (0.14%)
			DPL Inc	1,507	38
Gen-Probe Inc (a)	51,330	2,142
			Exelon Corp	5,773	271

			FPL Group Inc	5,459	268
Diagnostic Kits (0.02%)

Idexx Laboratories Inc (a)	6,028	308	NV Energy Inc	10,164	116
			PPL Corp	25,154	741

Dialysis Centers (0.04%)					1,917

DaVita Inc (a)	10,261	544	Electric - Transmission (0.01%)

			ITC Holdings Corp	4,946	220
Disposable Medical Products (0.03%)

CR Bard Inc	5,960	447	Electric Products - Miscellaneous (0.51%)

			Emerson Electric Co	212,762	8,032
Distribution & Wholesale (0.06%)
			Molex Inc	1,168	22

LKQ Corp (a)	14,108	244
					8,054

WESCO International Inc (a)	2,234	57

WW Grainger Inc	6,326	593	Electronic Components - Miscellaneous (0.40%)

		894	AVX Corp	1,089	12

			Garmin Ltd	9,309	282
Diversified Banking Institutions (1.41%)
			Jabil Circuit Inc	447,676	5,990
Goldman Sachs Group Inc/The	48,299	8,219
			Vishay Intertechnology Inc (a)	4,067	25

JP Morgan Chase & Co	317,200	13,249
					6,309

Morgan Stanley	17,922	576

		22,044	Electronic Components - Semiconductors (1.44%)

			Altera Corp	30,000	594
Diversified Manufacturing Operations (3.12%)
			Broadcom Corp (a)	145,362	3,868
3M Co	369,602	27,191
			Cree Inc (a)	78,900	3,322
Brink's Co/The	4,594	109
			Intel Corp	248,781	4,754
Carlisle Cos Inc	1,732	54
			Intersil Corp	6,342	80
Crane Co	2,551	71
			National Semiconductor Corp	24,143	312
Danaher Corp	11,193	764
			NVIDIA Corp (a)	33,862	405
Dover Corp	13,375	504
			ON Semiconductor Corp (a)	42,393	284
Eaton Corp	81,500	4,927
			QLogic Corp (a)	265,766	4,661
Harsco Corp	6,010	189
			Rovi Corp (a)	7,149	197
Honeywell International Inc	172,665	6,197
			Skyworks Solutions Inc (a)	134,600	1,404
Illinois Tool Works Inc	186,130	8,547
			Texas Instruments Inc	91,568	2,147
ITT Corp	1,813	92
			Xilinx Inc	27,520	598

Leggett & Platt Inc	9,958	192
					22,626

Pentair Inc	2,771	81

		48,918

See accompanying notes

297

Schedule of Investments LargeCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Connectors (0.00%)			Finance - Credit Card (0.60%)
Thomas & Betts Corp (a)	1,764$	60	American Express Co	270,094 $	9,410

Electronic Design Automation (0.01%)			Finance - Investment Banker & Broker (1.69%)
Synopsys Inc (a)	8,850	195	Charles Schwab Corp/The	1,480,425	25,671
			Investment Technology Group Inc (a)	361	8
Electronic Forms (0.40%)			Jefferies Group Inc	9,252	241
Adobe Systems Inc (a)	190,601	6,278	TD Ameritrade Holding Corp (a)	27,367	528

					26,448

Electronic Measurement Instruments (0.05%)
Agilent Technologies Inc (a)	20,953	518	Finance - Other Services (0.05%)
Trimble Navigation Ltd (a)	12,253	257	CME Group Inc	399	121

		775	IntercontinentalExchange Inc (a)	5,042	505

			NASDAQ OMX Group Inc/The (a)	6,072	110

Electronic Parts Distribution (0.02%)
					736

Arrow Electronics Inc (a)	5,059	128
Avnet Inc (a)	5,268	131	Food - Confectionery (0.02%)

		259	Hershey Co/The	9,171	347

Energy - Alternate Sources (0.02%)			Food - Dairy Products (0.02%)
First Solar Inc (a)	3,078	375	Dean Foods Co (a)	17,905	326

Engineering - Research & Development Services (0.69%)			Food - Miscellaneous/Diversified (1.29%)
Aecom Technology Corp (a)	8,787	222	Campbell Soup Co	13,650	433
Fluor Corp	222,947	9,903	General Mills Inc	146,399	9,651
Jacobs Engineering Group Inc (a)	12,345	522	HJ Heinz Co	15,426	621
Shaw Group Inc/The (a)	6,836	175	Kellogg Co	186,280	9,601

URS Corp (a)	1,050	41			20,306

		10,863

			Food - Retail (0.05%)
Engines - Internal Combustion (0.02%)			Kroger Co/The	33,767	781
Cummins Inc	6,802	293
			Food - Wholesale & Distribution (0.07%)
Enterprise Software & Services (1.12%)			Sysco Corp	43,621	1,154
BMC Software Inc (a)	13,380	497
CA Inc	21,942	459	Forestry (0.01%)
Oracle Corp	772,814	16,307	Plum Creek Timber Co Inc	5,886	184
Sybase Inc (a)	8,317	329

		17,592	Funeral Services & Related Items (0.00%)

			Hillenbrand Inc	2,359	47
Fiduciary Banks (0.13%)
Bank of New York Mellon Corp/The	14,851	396	Garden Products (0.01%)
Northern Trust Corp	16,218	815	Toro Co	3,652	135
State Street Corp	18,372	771

		1,982	Gas - Distribution (0.02%)

			Centerpoint Energy Inc	29,793	375
Filtration & Separation Products (0.04%)
Donaldson Co Inc	7,883	281
			Gold Mining (0.46%)
Pall Corp	12,063	383	Newmont Mining Corp	166,299	7,227

		664

Finance - Auto Loans (0.00%)			Hazardous Waste Disposal (0.03%)
AmeriCredit Corp (a)	2,705	48	Stericycle Inc (a)	8,671	454

			Hotels & Motels (0.31%)
			Choice Hotels International Inc	803	24

See accompanying notes

298

Schedule of Investments LargeCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Hotels & Motels (continued)			Investment Management & Advisory Services

Starwood Hotels & Resorts Worldwide Inc	159,649 $	4,639	(continued)
			Waddell & Reed Financial Inc	8,759 $	246

Wyndham Worldwide Corp	8,039	137

					2,640

		4,800

			Leisure & Recreation Products (0.01%)
Human Resources (0.05%)
			WMS Industries Inc (a)	4,320	173
Hewitt Associates Inc (a)	8,476	301

Monster Worldwide Inc (a)	7,629	111
			Life & Health Insurance (0.57%)
Robert Half International Inc	15,270	354

			Aflac Inc	197,641	8,200
		766

			Prudential Financial Inc	14,808	670

Industrial Automation & Robots (0.21%)					8,870

Rockwell Automation Inc/DE	80,425	3,293
			Linen Supply & Related Items (0.00%)

			Cintas Corp	2,431	67
Industrial Gases (0.31%)

Air Products & Chemicals Inc	7,394	570
			Machinery - Construction & Mining (0.24%)
Airgas Inc	64,300	2,853
			Bucyrus International Inc	1,737	77
Praxair Inc	18,783	1,492

			Caterpillar Inc	58,239	3,207
		4,915

			Joy Global Inc	9,332	470

Instruments - Controls (0.02%)					3,754

Mettler-Toledo International Inc (a)	3,367	328
			Machinery - Farm (0.03%)

			Deere & Co	10,402	474
Instruments - Scientific (0.32%)

PerkinElmer Inc	2,516	47
			Machinery - General Industry (0.05%)
Thermo Fisher Scientific Inc (a)	97,706	4,397
			IDEX Corp	4,917	140
Waters Corp (a)	9,715	558

			Roper Industries Inc	7,712	390
		5,002

			Wabtec Corp/DE	4,970	182

Insurance Brokers (0.03%)					712

Arthur J Gallagher & Co	9,432	211
			Machinery - Print Trade (0.01%)
Brown & Brown Inc	8,537	157
			Zebra Technologies Corp (a)	5,514	138
Erie Indemnity Co	2,067	73

Marsh & McLennan Cos Inc	4,025	94	Machinery - Pumps (0.04%)

		535	Flowserve Corp	5,838	573

Internet Infrastructure Software (0.36%)
			Medical - Biomedical/Gene (3.34%)
Akamai Technologies Inc (a)	18,417	405
			Alexion Pharmaceuticals Inc (a)	76,420	3,394
F5 Networks Inc (a)	118,051	5,299

			Amgen Inc (a)	286,192	15,377
		5,704

			Biogen Idec Inc (a)	20,386	859

Internet Security (0.12%)			Bio-Rad Laboratories Inc (a)	1,945	174

McAfee Inc (a)	10,750	450	Celgene Corp (a)	27,956	1,427

Symantec Corp (a)	50,717	892	Genzyme Corp (a)	16,563	838

VeriSign Inc (a)	20,276	462	Gilead Sciences Inc (a)	610,647	25,983

		1,804	Life Technologies Corp (a)	9,407	444

Investment Management & Advisory Services (0.17%)			Millipore Corp (a)	5,760	386

Affiliated Managers Group Inc (a)	4,185	265	Myriad Genetics Inc (a)	9,430	229

BlackRock Inc	702	152	Talecris Biotherapeutics Holdings Corp (a)	80,834	1,621

Eaton Vance Corp	12,040	342	Vertex Pharmaceuticals Inc (a)	48,796	1,638

Federated Investors Inc	8,451	222			52,370

Franklin Resources Inc	4,675	489	Medical - Drugs (6.19%)

Invesco Ltd	3,346	71	Abbott Laboratories	917,365	46,391

T Rowe Price Group Inc	17,500	853	Allergan Inc/United States	273,715	15,396

See accompanying notes

299

Schedule of Investments LargeCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical Products (3.24%)
Bristol-Myers Squibb Co	78,188 $	1,705	Baxter International Inc	225,163 $	12,172
Eli Lilly & Co	37,339	1,270	Becton Dickinson and Co	42,817	2,927
Merck & Co Inc/NJ	25,582	791	Covidien PLC	109,146	4,597
Novo Nordisk A/S ADR	64,203	3,990	Henry Schein Inc (a)	9,090	480
Pfizer Inc	20,152	343	Hospira Inc (a)	9,761	436
Schering-Plough Corp	960,728	27,093	Johnson & Johnson	336,077	19,846
Valeant Pharmaceuticals International (a)	6,638	195	Stryker Corp	224,113	10,309

		97,174			50,767

Medical - Generic Drugs (0.04%)			Metal - Copper (0.29%)
Mylan Inc/PA (a)	21,643	352	Freeport-McMoRan Copper & Gold Inc	56,653	4,156
Perrigo Co	8,106	301	Southern Copper Corp	13,228	417

		653			4,573

Medical - HMO (0.05%)			Metal - Iron (0.00%)
Aetna Inc	9,834	256	Cliffs Natural Resources Inc	1,294	46
CIGNA Corp	1,847	51
Coventry Health Care Inc (a)	4,331	86	Metal Processors & Fabrication (0.06%)
Humana Inc (a)	6,225	234	Precision Castparts Corp	9,611	917
WellPoint Inc (a)	3,532	165

			Multimedia (0.63%)
		792

			Factset Research Systems Inc	4,259	273
Medical - Hospitals (0.03%)			McGraw-Hill Cos Inc/The	20,872	601
Community Health Systems Inc (a)	4,741	148	Walt Disney Co/The	326,400	8,933

Health Management Associates Inc (a)	24,481	150			9,807

Tenet Healthcare Corp (a)	33,977	174

			Music (0.00%)
		472

			Warner Music Group Corp (a)	416	2
Medical - Outpatient & Home Medical Care (0.01%)
Lincare Holdings Inc (a)	5,192	163	Networking Products (2.50%)
			Cisco Systems Inc (a)	1,108,419	25,327
Medical - Wholesale Drug Distribution (0.07%)			Juniper Networks Inc (a)	541,861	13,823

AmerisourceBergen Corp	27,567	611			39,150

McKesson Corp	9,322	547

			Non-Hazardous Waste Disposal (0.07%)
		1,158

			Waste Connections Inc (a)	5,631	177
Medical Information Systems (0.00%)			Waste Management Inc	30,334	906

IMS Health Inc	4,304	71			1,083

Medical Instruments (0.67%)			Oil - Field Services (2.04%)
Beckman Coulter Inc	7,393	475	Oceaneering International Inc (a)	5,696	291
Boston Scientific Corp (a)	54,775	445	Schlumberger Ltd	504,619	31,388
Edwards Lifesciences Corp (a)	67,742	5,212	Smith International Inc	13,570	376

Intuitive Surgical Inc (a)	2,235	551			32,055

Medtronic Inc	77,451	2,765	Oil & Gas Drilling (0.19%)
St Jude Medical Inc (a)	24,243	826	Atwood Oceanics Inc (a)	4,953	176
Techne Corp	3,694	231	Diamond Offshore Drilling Inc	6,839	651

		10,505	ENSCO International Inc	4,137	190

Medical Laboratory & Testing Service (0.07%)			Helmerich & Payne Inc	3,419	130
Laboratory Corp of America Holdings (a)	7,393	510	Patterson-UTI Energy Inc	2,236	35
Quest Diagnostics Inc	10,500	587	Pride International Inc (a)	8,293	245

		1,097	Rowan Cos Inc	2,017	47

			Seahawk Drilling Inc (a)	552	15

See accompanying notes

300

Schedule of Investments LargeCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil & Gas Drilling (continued)			Publishing - Books (0.01%)
Transocean Ltd (a)	18,570 $	1,558	John Wiley & Sons Inc	4,155 $	146

		3,047

			Quarrying (0.01%)
Oil Company - Exploration & Production (1.84%)
			Compass Minerals International Inc	1,712	107
Apache Corp	40,955	3,855
EQT Corp	13,077	547	Regional Banks (0.62%)
Occidental Petroleum Corp	276,543	20,984	Capital One Financial Corp	13,008	476
Petrohawk Energy Corp (a)	16,066	378	Wells Fargo & Co	335,015	9,220

Plains Exploration & Production Co (a)	7,695	204			9,696

Quicksilver Resources Inc (a)	167,185	2,040
			Reinsurance (0.02%)
Southwestern Energy Co (a)	20,895	910

			Axis Capital Holdings Ltd	3,994	115
		28,918

			Endurance Specialty Holdings Ltd	1,648	59
Oil Company - Integrated (0.76%)			Reinsurance Group of America Inc	578	27
Exxon Mobil Corp	165,485	11,860	Validus Holdings Ltd	1,366	35

					236

Oil Field Machinery & Equipment (1.06%)
Cameron International Corp (a)	444,910	16,449	REITS - Diversified (0.02%)
Dresser-Rand Group Inc (a)	8,357	246	Digital Realty Trust Inc	7,355	332

		16,695

			REITS - Healthcare (0.05%)
Oil Refining & Marketing (0.02%)			HCP Inc	10,817	320
Frontier Oil Corp	8,161	113	Health Care REIT Inc	5,617	249
Holly Corp	4,275	124	Nationwide Health Properties Inc	7,879	254

Tesoro Corp/Texas	5,747	81			823

		318

			REITS - Office Property (0.00%)
Optical Supplies (0.26%)			Alexandria Real Estate Equities Inc	843	46
Alcon Inc	28,218	4,029
			REITS - Regional Malls (0.03%)
Paper & Related Products (0.01%)			Simon Property Group Inc	7,012	476
Rayonier Inc	3,599	139
			REITS - Shopping Centers (0.00%)
Pharmacy Services (1.00%)			Federal Realty Investment Trust	783	46
Express Scripts Inc (a)	171,188	13,681
Medco Health Solutions Inc (a)	33,397	1,874	REITS - Storage (0.04%)
Omnicare Inc	4,930	107	Public Storage	9,048	666

		15,662

			Rental - Auto & Equipment (0.01%)
Pipelines (0.01%)			Aaron's Inc	4,732	119
El Paso Corp	19,336	190
			Research & Development (0.02%)
Power Converter & Supply Equipment (0.00%)			Pharmaceutical Product Development Inc	10,734	231
Hubbell Inc	680	29
			Respiratory Products (0.02%)
Printing - Commercial (0.01%)			ResMed Inc (a)	7,741	381
RR Donnelley & Sons Co	5,363	108
			Retail - Apparel & Shoe (0.96%)
Property & Casualty Insurance (0.01%)			Abercrombie & Fitch Co	128,176	4,207
WR Berkley Corp	4,524	112	Aeropostale Inc (a)	6,704	252
			Chico's FAS Inc (a)	243,014	2,904
Protection - Safety (0.01%)
			Gap Inc/The	28,176	601
Brink's Home Security Holdings Inc (a)	4,610	143
			Guess? Inc	6,005	219
			J Crew Group Inc (a)	120,813	4,927

See accompanying notes

301

Schedule of Investments
LargeCap Growth Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Apparel & Shoe (continued)			Retail - Jewelry (0.03%)
Ltd Brands Inc	17,745 $	312	Tiffany & Co	11,593 $	456
Nordstrom Inc	16,479	524
Phillips-Van Heusen Corp	3,416	137	Retail - Mail Order (0.01%)
Ross Stores Inc	12,812	564	Williams-Sonoma Inc	3,908	73
Urban Outfitters Inc (a)	13,224	415

			Retail - Major Department Store (1.08%)
		15,062

			TJX Cos Inc	454,893	16,990
Retail - Auto Parts (0.05%)
Advance Auto Parts Inc	9,755	363	Retail - Office Supplies (0.07%)
AutoZone Inc (a)	3,237	438	Staples Inc	49,296	1,070

		801

			Retail - Pet Food & Supplies (0.02%)
Retail - Automobile (0.02%)			PetSmart Inc	12,661	298
AutoNation Inc (a)	713	13
Copart Inc (a)	6,624	213	Retail - Regional Department Store (0.57%)
Penske Auto Group Inc	1,414	22	Kohl's Corp (a)	155,401	8,892

		248

			Retail - Restaurants (2.09%)
Retail - Bedding (0.04%)
			Brinker International Inc	10,097	128
Bed Bath & Beyond Inc (a)	17,770	626
			Chipotle Mexican Grill Inc (a)	26,807	2,184
Retail - Bookstore (0.00%)			Darden Restaurants Inc	13,626	413
Barnes & Noble Inc	792	13	McDonald's Corp	476,043	27,901
			Panera Bread Co (a)	2,879	173
Retail - Building Products (0.62%)			Starbucks Corp (a)	51,968	986
Home Depot Inc	206,953	5,193	Yum! Brands Inc	31,058	1,023

Lowe's Cos Inc	229,600	4,493			32,808

		9,686

			Retail - Sporting Goods (0.01%)
Retail - Catalog Shopping (0.01%)			Dick's Sporting Goods Inc (a)	8,866	201
MSC Industrial Direct Co	4,277	184
			Savings & Loans - Thrifts (0.03%)
Retail - Computer Equipment (0.02%)			Capitol Federal Financial	2,013	61
GameStop Corp (a)	14,829	360	Hudson City Bancorp Inc	26,712	351
			TFS Financial Corp	984	12

Retail - Consumer Electronics (0.06%)					424

Best Buy Co Inc	22,796	870
			Schools (0.10%)
RadioShack Corp	1,641	28

			Apollo Group Inc (a)	8,627	493
		898

			Career Education Corp (a)	6,644	138
Retail - Discount (4.55%)			DeVry Inc	6,155	340
Big Lots Inc (a)	938	24	ITT Educational Services Inc (a)	3,850	348
Costco Wholesale Corp	338,418	19,239	Strayer Education Inc	1,403	285

Dollar Tree Inc (a)	9,268	418			1,604

Family Dollar Stores Inc	14,570	412
			Semiconductor Component - Integrated Circuits (0.60%)
Target Corp	262,795	12,727
			Analog Devices Inc	19,922	511
Wal-Mart Stores Inc	776,683	38,586

			Integrated Device Technology Inc (a)	3,576	21
		71,406

			Linear Technology Corp	308,204	7,976
Retail - Drug Store (1.45%)			Marvell Technology Group Ltd (a)	33,671	462
CVS Caremark Corp	283,232	9,998	Maxim Integrated Products Inc	25,376	423

Walgreen Co	336,814	12,742			9,393

		22,740

See accompanying notes

302

Schedule of Investments
LargeCap Growth Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Soap & Cleaning Products (0.03%)			Transport - Rail (continued)
Church & Dwight Co Inc	7,255 $	413	Union Pacific Corp	106,303 $	5,861

					13,334

Software Tools (0.01%)
			Transport - Services (0.62%)
VMware Inc (a)	5,245	202
			CH Robinson Worldwide Inc	11,541	636
Steel - Producers (0.01%)			Expeditors International of Washington Inc	12,738	410
Schnitzer Steel Industries Inc	1,991	86	United Parcel Service Inc	160,378	8,609
			UTI Worldwide Inc	9,098	114

Steel Pipe & Tube (0.01%)					9,769

Valmont Industries Inc	2,156	156
			Transport - Truck (0.01%)
			Landstar System Inc	5,224	184
Telecommunication Equipment (0.17%)
Arris Group Inc (a)	213,300	2,188
			Veterinary Diagnostics (0.01%)
Harris Corp	10,543	440

			VCA Antech Inc (a)	8,404	200
		2,628

Telecommunication Equipment - Fiber Optics (0.08%)			Vitamins & Nutrition Products (0.16%)
Corning Inc	81,826	1,196	Herbalife Ltd	6,238	210
JDS Uniphase Corp (a)	11,137	62	Mead Johnson Nutrition Co	54,901	2,308

		1,258			2,518

Telecommunication Services (0.02%)			Web Portals (3.86%)
NeuStar Inc (a)	7,170	166	Google Inc (a)	110,484	59,233
tw telecom inc (a)	15,228	192	Sohu.com Inc (a)	3,067	170

		358	Yahoo! Inc (a)	67,522	1,074

					60,477

Telephone - Integrated (0.02%)
Frontier Communications Corp	13,630	98	Wireless Equipment (3.10%)
Windstream Corp	20,347	196	American Tower Corp (a)	236,807	8,719

		294	Crown Castle International Corp (a)	10,858	328

			Qualcomm Inc	947,448	39,234
Television (0.00%)
			SBA Communications Corp (a)	12,032	340

CTC Media Inc (a)	3,618	58
					48,621

Tobacco (0.67%)			TOTAL COMMON STOCKS	$ 1,509,599

Altria Group Inc	152,902	2,769
				Principal
Lorillard Inc	11,785	916
				Amount	Value
Philip Morris International Inc	145,057	6,870		(000's)	(000's)

		10,555

			REPURCHASE AGREEMENTS (1.89%)
Tools - Hand Held (0.00%)			Diversified Banking Institutions (1.89%)
Snap-On Inc	1,636	60	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.06%
Toys (0.06%)			dated 10/30/09 maturing 11/02/09
Hasbro Inc	7,661	209	(collateralized by Sovereign Agency
			Issues; $7,560,000; 0.00% - 5.75%; dated
Marvel Entertainment Inc (a)	4,837	242	11/02/09 - 07/15/32)	$ 7,412$	7,412
Mattel Inc	27,605	522	Investment in Joint Trading Account; Credit

		973	Suisse Repurchase Agreement; 0.06%

			dated 10/30/09 maturing 11/02/09
Transport - Marine (0.00%)			(collateralized by US Treasury Notes;
Kirby Corp (a)	1,146	39	$7,560,000; 1.38% - 2.00%; dated
			02/28/10 - 09/15/12)	7,412	7,412
Transport - Rail (0.85%)
Burlington Northern Santa Fe Corp	96,200	7,246
Norfolk Southern Corp	4,872	227

See accompanying notes

303

Schedule of Investments LargeCap Growth Fund II

October 31, 2009

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $7,560,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	$ 7,411$	7,411
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $7,560,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	7,411	7,411

		29,646

TOTAL REPURCHASE AGREEMENTS	$ 29,646

Total Investments	$ 1,539,245
Other Assets in Excess of Liabilities, Net - 1.88%		29,469

TOTAL NET ASSETS - 100.00%	$ 1,568,714

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 197,900
Unrealized Depreciation	(83,958)

Net Unrealized Appreciation (Depreciation)	113,942
Cost for federal income tax purposes	1,425,303
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	30.15%
Technology	17.34%
Consumer, Cyclical	14.30%
Communications	11.87%
Industrial	8.53%
Financial	7.35%
Energy	6.10%
Basic Materials	2.29%
Utilities	0.19%
Other Assets in Excess of Liabilities, Net	1.88%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.75%
Currency Contracts	0.17%

See accompanying notes

304

Schedule of Investments
LargeCap Growth Fund II
October 31, 2009

Foreign Currency Contracts
Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Sale Contracts	Date	to Deliver	In Exchange For		Value	(Depreciation)

Danish Kroner	11/30/2009	13,494,155		$2,680	$2,667	$13

All dollar amounts are shown in thousands (000's)

Futures Contracts

						Current	Unrealized
					Original	Market	Appreciation/
Type			Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2009			Buy	228	$ 59,969	$ 58,881	$ (1,088)
All dollar amounts are shown in thousands (000's)

See accompanying notes

305

     Schedule of Investments LargeCap S&P 500 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.12%)			COMMON STOCKS (continued)

Advertising Agencies (0.14%)			Auto - Car & Light Trucks (0.24%)

Interpublic Group of Cos Inc (a)	47,157 $	284	Ford Motor Co (a)	312,496$	2,187

Omnicom Group Inc	30,147	1,033

		1,317	Auto - Medium & Heavy Duty Trucks (0.14%)

			PACCAR Inc	35,245	1,319
Aerospace & Defense (1.31%)

Boeing Co/The	70,471	3,369	Auto/Truck Parts & Equipment - Original (0.17%)

General Dynamics Corp	37,357	2,342	Johnson Controls Inc	64,984	1,554
Lockheed Martin Corp	31,320	2,155

Northrop Grumman Corp	30,859	1,547	Beverages - Non-Alcoholic (2.52%)

Raytheon Co	37,774	1,710	Coca-Cola Co/The	224,814	11,985

Rockwell Collins Inc	15,293	770	Coca-Cola Enterprises Inc	30,768	587

		11,893	Dr Pepper Snapple Group Inc	24,643	672

			Pepsi Bottling Group Inc	13,974	523
Aerospace & Defense Equipment (0.69%)
			PepsiCo Inc	151,127	9,150

Goodrich Corp	12,028	654
					22,917

United Technologies Corp	91,312	5,611

		6,265	Beverages - Wine & Spirits (0.09%)

			Brown-Forman Corp	10,659	520
Agricultural Chemicals (0.43%)
			Constellation Brands Inc (a)	19,276	305

CF Industries Holdings Inc	4,701	391
					825

Monsanto Co	52,959	3,558

		3,949	Brewery (0.08%)

			Molson Coors Brewing Co	15,212	745
Agricultural Operations (0.21%)

Archer-Daniels-Midland Co	62,284	1,876
			Broadcasting Services & Programming (0.04%)

			Scripps Networks Interactive	8,655	327
Airlines (0.07%)

Southwest Airlines Co	71,927	604
			Building - Residential & Commercial (0.09%)

			DR Horton Inc	26,763	293
Apparel Manufacturers (0.22%)
			KB Home	7,177	102
Coach Inc	30,857	1,017
			Lennar Corp	14,960	189
Polo Ralph Lauren Corp	5,609	417
			Pulte Homes Inc	30,662	276

VF Corp	8,649	615

					860

		2,049

			Building Products - Wood (0.04%)
Appliances (0.06%)
			Masco Corp	34,846	409
Whirlpool Corp	7,182	514

			Cable/Satellite TV (0.72%)
Applications Software (2.60%)
			Comcast Corp - Class A	278,397	4,037
Citrix Systems Inc (a)	17,757	653
			DIRECTV Group Inc/The (a)	43,611	1,147
Compuware Corp (a)	23,043	162
			Time Warner Cable Inc	34,182	1,348

Intuit Inc (a)	31,340	911
					6,532

Microsoft Corp	752,045	20,854

Red Hat Inc (a)	18,238	471	Casino Hotels (0.04%)

Salesforce.com Inc (a)	10,586	601	Wynn Resorts Ltd (a)	6,688	363

		23,652

			Casino Services (0.06%)

Athletic Footwear (0.26%)			International Game Technology	28,744	513
Nike Inc	37,712	2,345

			Cellular Telecommunications (0.02%)

Audio & Video Products (0.03%)			MetroPCS Communications Inc (a)	25,280	158
Harman International Industries Inc	6,726	253

			Chemicals - Diversified (0.73%)

			Dow Chemical Co/The	110,942	2,605

See accompanying notes

306

     Schedule of Investments LargeCap S&P 500 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Diversified (continued)			Computer Services (continued)
EI Du Pont de Nemours & Co	87,659 $	2,789	Computer Sciences Corp (a)	14,716$	746

FMC Corp	7,033	359			2,339

PPG Industries Inc	15,998	903

			Computers (5.01%)
		6,656	Apple Inc (a)	86,903	16,381

Chemicals - Specialty (0.25%)			Dell Inc (a)	166,948	2,419
Eastman Chemical Co	7,049	370	Hewlett-Packard Co	230,016	10,916
Ecolab Inc	22,974	1,010	IBM Corp	127,168	15,338
International Flavors & Fragrances Inc	7,663	292	Sun Microsystems Inc (a)	73,083	598

Sigma-Aldrich Corp	11,817	614			45,652

		2,286

			Computers - Integrated Systems (0.05%)
Coal (0.22%)			Teradata Corp (a)	16,666	465
Consol Energy Inc	17,530	751
Massey Energy Co	8,291	241	Computers - Memory Devices (0.58%)
Peabody Energy Corp	25,964	1,028	EMC Corp/Massachusetts (a)	196,158	3,231

		2,020	NetApp Inc (a)	32,630	883

			SanDisk Corp (a)	22,027	451
Coatings & Paint (0.06%)
			Western Digital Corp (a)	21,797	734

Sherwin-Williams Co/The	9,476	541
					5,299

Commercial Banks (0.37%)			Computers - Peripheral Equipment (0.02%)
BB&T Corp	66,120	1,581	Lexmark International Inc (a)	7,575	193
First Horizon National Corp (a)	21,209	251
M&T Bank Corp	8,010	503	Consumer Products - Miscellaneous (0.42%)
Marshall & Ilsley Corp	48,857	260	Clorox Co	13,518	801
Regions Financial Corp	115,266	558	Fortune Brands Inc	14,575	568
Zions Bancorporation	12,265	174	Kimberly-Clark Corp	40,210	2,459

		3,327			3,828

Commercial Services (0.11%)			Containers - Metal & Glass (0.11%)
Convergys Corp (a)	11,918	129	Ball Corp	9,130	450
Iron Mountain Inc (a)	17,484	427	Owens-Illinois Inc (a)	16,335	521

Quanta Services Inc (a)	20,278	430			971

		986	Containers - Paper & Plastic (0.09%)

Commercial Services - Finance (0.85%)			Bemis Co Inc	10,477	271
Automatic Data Processing Inc	48,713	1,939	Pactiv Corp (a)	12,802	295
Equifax Inc	12,259	336	Sealed Air Corp	15,403	296

H&R Block Inc	32,528	597			862

Mastercard Inc	9,308	2,039	Cosmetics & Toiletries (2.42%)
Moody's Corp	19,026	450	Avon Products Inc	41,418	1,327
Paychex Inc	31,166	885	Colgate-Palmolive Co	48,352	3,802
Total System Services Inc	19,125	305	Estee Lauder Cos Inc/The	11,449	487
Western Union Co/The	68,057	1,237	Procter & Gamble Co	283,160	16,423

		7,788			22,039

Computer Aided Design (0.06%)			Cruise Lines (0.14%)
Autodesk Inc (a)	22,286	556	Carnival Corp	42,506	1,238

Computer Services (0.26%)			Data Processing & Management (0.19%)
Affiliated Computer Services Inc (a)	9,472	494	Dun & Bradstreet Corp	5,119	392
Cognizant Technology Solutions Corp (a)	28,444	1,099	Fidelity National Information Services Inc	30,186	657

See accompanying notes

307

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Data Processing & Management (continued)			Electric - Generation (0.09%)
Fiserv Inc (a)	14,976$	687	AES Corp/The	64,706 $	846

		1,736

			Electric - Integrated (3.10%)
Dental Supplies & Equipment (0.08%)
			Allegheny Energy Inc	16,441	375
DENTSPLY International Inc	14,415	475
			Ameren Corp	22,639	551
Patterson Cos Inc (a)	9,018	230

			American Electric Power Co Inc	46,253	1,398
		705

			CMS Energy Corp	22,207	295
Dialysis Centers (0.06%)			Consolidated Edison Inc	26,676	1,085
DaVita Inc (a)	10,089	535	Constellation Energy Group Inc	19,463	602
			Dominion Resources Inc/VA	57,745	1,969
Disposable Medical Products (0.08%)			DTE Energy Co	15,955	590
CR Bard Inc	9,470	711
			Duke Energy Corp	125,794	1,990
			Edison International	31,607	1,006
Distribution & Wholesale (0.17%)
			Entergy Corp	18,994	1,457
Fastenal Co	12,824	442
			Exelon Corp	63,937	3,002
Genuine Parts Co	15,476	542
			FirstEnergy Corp	29,572	1,280
WW Grainger Inc	6,071	569

			FPL Group Inc	39,916	1,960
		1,553

			Integrys Energy Group Inc	7,414	257
Diversified Banking Institutions (5.05%)			Northeast Utilities	17,004	392
Bank of America Corp	839,286	12,237	Pepco Holdings Inc	21,422	320
Citigroup Inc	1,265,175	5,174	PG&E Corp	35,960	1,470
Goldman Sachs Group Inc/The	49,595	8,440	Pinnacle West Capital Corp	9,817	307
JP Morgan Chase & Co	381,497	15,935	PPL Corp	36,532	1,076
Morgan Stanley	131,852	4,235	Progress Energy Inc	27,095	1,017

		46,021	Public Service Enterprise Group Inc	49,085	1,463

Diversified Manufacturing Operations (3.28%)			SCANA Corp	10,697	362
3M Co	67,744	4,984	Southern Co	77,225	2,409
Danaher Corp	25,124	1,714	TECO Energy Inc	20,735	297
Dover Corp	18,057	680	Wisconsin Energy Corp	11,342	495
Eaton Corp	16,065	971	Xcel Energy Inc	44,210	833

General Electric Co	1,030,904	14,701			28,258

Honeywell International Inc	72,956	2,618	Electric Products - Miscellaneous (0.33%)
Illinois Tool Works Inc	37,359	1,716	Emerson Electric Co	72,911	2,753
ITT Corp	17,695	897	Molex Inc	13,185	246

Leggett & Platt Inc	15,147	293			2,999

Parker Hannifin Corp	15,572	825
Textron Inc	26,216	466	Electronic Components - Miscellaneous (0.03%)

			Jabil Circuit Inc	17,888	239
		29,865

Diversified Operations (0.05%)			Electronic Components - Semiconductors (2.03%)
Leucadia National Corp	18,440	414	Advanced Micro Devices Inc (a)	54,403	250
			Altera Corp	28,539	565
E-Commerce - Products (0.42%)			Broadcom Corp (a)	41,853	1,114
Amazon.com Inc (a)	32,255	3,832	Intel Corp	543,059	10,378
			LSI Corp (a)	63,242	324
E-Commerce - Services (0.32%)
			MEMC Electronic Materials Inc (a)	21,687	269
eBay Inc (a)	108,908	2,425
			Microchip Technology Inc	17,748	425
Expedia Inc (a)	20,428	463

			Micron Technology Inc (a)	82,152	558
		2,888

			National Semiconductor Corp	22,706	294
			NVIDIA Corp (a)	53,142	636

See accompanying notes

308

     Schedule of Investments LargeCap S&P 500 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Finance - Credit Card (continued)
(continued)			Discover Financial Services	51,968 $	735

QLogic Corp (a)	11,457 $	201
					4,754

Texas Instruments Inc	122,370	2,869
Xilinx Inc	26,776	582	Finance - Investment Banker & Broker (0.20%)

		18,465	Charles Schwab Corp/The	92,343	1,601

			E*Trade Financial Corp (a)	139,548	204

Electronic Connectors (0.07%)					1,805

Amphenol Corp	16,629	667
			Finance - Other Services (0.39%)
Electronic Forms (0.18%)			CME Group Inc	6,444	1,950
Adobe Systems Inc (a)	50,930	1,678	IntercontinentalExchange Inc (a)	7,098	711
			NASDAQ OMX Group Inc/The (a)	13,767	249
Electronic Measurement Instruments (0.14%)			NYSE Euronext	25,222	652

Agilent Technologies Inc (a)	33,479	828			3,562

FLIR Systems Inc (a)	14,695	409

			Financial Guarantee Insurance (0.01%)
		1,237

			MBIA Inc (a)	15,335	62
Electronics - Military (0.09%)
L-3 Communications Holdings Inc	11,309	818	Food - Confectionery (0.13%)
			Hershey Co/The	16,087	608
Energy - Alternate Sources (0.06%)			JM Smucker Co/The	11,539	608

First Solar Inc (a)	4,672	570			1,216

Engineering - Research & Development Services (0.14%)			Food - Dairy Products (0.03%)
Fluor Corp	17,449	775	Dean Foods Co (a)	17,489	319
Jacobs Engineering Group Inc (a)	12,021	508

			Food - Meat Products (0.07%)
		1,283

			Hormel Foods Corp	6,770	247
Engines - Internal Combustion (0.09%)			Tyson Foods Inc	29,619	371

Cummins Inc	19,577	843			618

Enterprise Software & Services (1.05%)			Food - Miscellaneous/Diversified (1.23%)
BMC Software Inc (a)	17,849	663	Campbell Soup Co	18,691	593
CA Inc	38,618	808	ConAgra Foods Inc	42,887	901
Novell Inc (a)	33,643	138	General Mills Inc	31,568	2,081
Oracle Corp	378,884	7,994	HJ Heinz Co	30,576	1,230

		9,603	Kellogg Co	24,883	1,282

			Kraft Foods Inc	143,086	3,938
Entertainment Software (0.06%)
			McCormick & Co Inc/MD	12,678	444
Electronic Arts Inc (a)	31,385	572
			Sara Lee Corp	67,485	762

Fiduciary Banks (0.69%)					11,231

Bank of New York Mellon Corp/The	116,686	3,111	Food - Retail (0.34%)
Northern Trust Corp	23,418	1,176	Kroger Co/The	63,197	1,462
State Street Corp	47,970	2,014	Safeway Inc	40,404	902

		6,301	SUPERVALU Inc	20,565	326

Filtration & Separation Products (0.04%)			Whole Foods Market Inc (a)	13,628	437

Pall Corp	11,440	363			3,127

			Food - Wholesale & Distribution (0.17%)
Finance - Consumer Loans (0.05%)			Sysco Corp	57,334	1,516
SLM Corp (a)	45,362	440
			Forestry (0.14%)
Finance - Credit Card (0.52%)			Plum Creek Timber Co Inc	15,794	494
American Express Co	115,364	4,019

See accompanying notes

309

     Schedule of Investments LargeCap S&P 500 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Forestry (continued)			Internet Infrastructure Software (0.04%)
Weyerhaeuser Co	20,504 $	745	Akamai Technologies Inc (a)	16,725 $	368

		1,239

			Internet Security (0.27%)
Gas - Distribution (0.24%)
			McAfee Inc (a)	15,250	639
Centerpoint Energy Inc	37,484	472
			Symantec Corp (a)	79,015	1,389
Nicor Inc	4,387	163
			VeriSign Inc (a)	18,710	427

NiSource Inc	26,710	345
					2,455

Sempra Energy	23,800	1,225

		2,205	Investment Management & Advisory Services (0.59%)

			Ameriprise Financial Inc	24,737	857
Gold Mining (0.23%)
			Federated Investors Inc	8,583	225
Newmont Mining Corp	47,534	2,066
			Franklin Resources Inc	14,524	1,520

			Invesco Ltd	40,361	854
Hazardous Waste Disposal (0.05%)
Stericycle Inc (a)	8,251	432	Janus Capital Group Inc	17,667	232
			Legg Mason Inc	15,754	458

Home Decoration Products (0.04%)			T Rowe Price Group Inc	24,846	1,211

Newell Rubbermaid Inc	26,940	391			5,357

			Life & Health Insurance (0.61%)
Hotels & Motels (0.16%)
			Aflac Inc	45,354	1,882
Marriott International Inc/DE	24,386	611
			Lincoln National Corp	29,306	698
Starwood Hotels & Resorts Worldwide Inc	18,124	527
			Prudential Financial Inc	44,915	2,032
Wyndham Worldwide Corp	17,327	295

			Torchmark Corp	8,026	326
		1,433

			Unum Group	32,150	641

Human Resources (0.06%)					5,579

Monster Worldwide Inc (a)	12,214	177
			Linen Supply & Related Items (0.04%)
Robert Half International Inc	14,732	342

			Cintas Corp	12,747	353
		519

Independent Power Producer (0.01%)			Machinery - Construction & Mining (0.36%)
Dynegy Inc (a)	49,182	98	Caterpillar Inc	60,271	3,319

Industrial Automation & Robots (0.06%)			Machinery - Farm (0.21%)
Rockwell Automation Inc/DE	13,771	564	Deere & Co	41,030	1,869

Industrial Gases (0.47%)			Machinery - Pumps (0.06%)
Air Products & Chemicals Inc	20,380	1,572	Flowserve Corp	5,425	533

Airgas Inc	7,922	352

Praxair Inc	29,762	2,364	Medical - Biomedical/Gene (1.64%)

		4,288	Amgen Inc (a)	98,511	5,293

			Biogen Idec Inc (a)	28,022	1,180

Instruments - Scientific (0.28%)			Celgene Corp (a)	44,491	2,271
PerkinElmer Inc	11,321	211
			Genzyme Corp (a)	26,222	1,327
Thermo Fisher Scientific Inc (a)	39,595	1,782
			Gilead Sciences Inc (a)	87,722	3,733
Waters Corp (a)	9,266	532

			Life Technologies Corp (a)	17,107	807

		2,525	Millipore Corp (a)	5,388	361

Insurance Brokers (0.24%)					14,972

Aon Corp	26,627	1,026
			Medical - Drugs (4.65%)
Marsh & McLennan Cos Inc	50,816	1,192

			Abbott Laboratories	149,968	7,584

		2,218	Allergan Inc/United States	29,832	1,678

			Bristol-Myers Squibb Co	192,168	4,189

			Cephalon Inc (a)	7,241	395

See accompanying notes

310

     Schedule of Investments LargeCap S&P 500 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical Products (continued)
Eli Lilly & Co	98,090 $	3,336	Zimmer Holdings Inc (a)	20,790$	1,093

Forest Laboratories Inc (a)	29,266	810			24,475

King Pharmaceuticals Inc (a)	24,072	244
			Metal - Aluminum (0.13%)
Merck & Co Inc/NJ	204,580	6,328	Alcoa Inc	94,523	1,174
Pfizer Inc	782,301	13,322
Schering-Plough Corp	158,508	4,470	Metal - Copper (0.32%)

		42,356	Freeport-McMoRan Copper & Gold Inc	39,948	2,931

Medical - Generic Drugs (0.09%)
			Metal Processors & Fabrication (0.14%)
Mylan Inc/PA (a)	29,620	481
			Precision Castparts Corp	13,603	1,297
Watson Pharmaceuticals Inc (a)	10,257	353

		834	Motorcycle/Motor Scooter (0.06%)

Medical - HMO (0.86%)			Harley-Davidson Inc	22,756	567
Aetna Inc	42,345	1,102
CIGNA Corp	26,455	737	Multi-Line Insurance (0.94%)
			Allstate Corp/The	52,035	1,539
Coventry Health Care Inc (a)	14,510	288
			American International Group Inc (a)	13,055	439
Humana Inc (a)	16,458	618
			Assurant Inc	11,440	342
UnitedHealth Group Inc	112,766	2,926
			Cincinnati Financial Corp	15,777	400
WellPoint Inc (a)	46,085	2,155

			Genworth Financial Inc	46,682	496
		7,826

			Hartford Financial Services Group Inc	37,278	914
Medical - Hospitals (0.02%)			Loews Corp	35,286	1,168
Tenet Healthcare Corp (a)	42,003	215	MetLife Inc	79,416	2,702
			XL Capital Ltd	33,194	545

Medical - Wholesale Drug Distribution (0.35%)
					8,545

AmerisourceBergen Corp	28,837	639
Cardinal Health Inc	34,893	989	Multimedia (1.48%)
McKesson Corp	25,818	1,516	McGraw-Hill Cos Inc/The	30,539	879

		3,144	Meredith Corp	3,533	96

			News Corp	218,107	2,512
Medical Information Systems (0.03%)
			Time Warner Inc	115,016	3,464
IMS Health Inc	17,693	290
			Viacom Inc (a)	58,872	1,624
Medical Instruments (0.78%)			Walt Disney Co/The	180,298	4,935

Boston Scientific Corp (a)	146,242	1,188			13,510

Intuitive Surgical Inc (a)	3,680	907	Networking Products (1.55%)
Medtronic Inc	107,370	3,833	Cisco Systems Inc (a)	559,539	12,786
St Jude Medical Inc (a)	33,757	1,150	Juniper Networks Inc (a)	50,854	1,297

		7,078			14,083

Medical Laboratory & Testing Service (0.17%)			Non-Ferrous Metals (0.01%)
Laboratory Corp of America Holdings (a)	10,506	724	Titanium Metals Corp	8,233	71
Quest Diagnostics Inc	15,136	846

		1,570	Non-Hazardous Waste Disposal (0.25%)

			Republic Services Inc	31,268	810
Medical Products (2.69%)
			Waste Management Inc	47,796	1,428

Baxter International Inc	58,469	3,161
					2,238

Becton Dickinson and Co	23,223	1,587
CareFusion Corp (a)	17,463	391	Office Automation & Equipment (0.12%)
Hospira Inc (a)	15,627	698	Pitney Bowes Inc	20,086	492
Johnson & Johnson	267,340	15,786	Xerox Corp	84,309	634

Stryker Corp	27,382	1,260			1,126

Varian Medical Systems Inc (a)	12,178	499

See accompanying notes

311

Schedule of Investments LargeCap S&P 500 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Office Supplies & Forms (0.04%)			Oil Refining & Marketing (continued)

Avery Dennison Corp	10,937 $	390	Valero Energy Corp	54,593$	988

					1,529

Oil - Field Services (1.34%)
			Paper & Related Products (0.14%)
Baker Hughes Inc	30,061	1,265
			International Paper Co	41,982	937
BJ Services Co	28,339	544
			MeadWestvaco Corp	16,600	379

Halliburton Co	87,475	2,555
					1,316

Schlumberger Ltd	116,200	7,228

Smith International Inc	21,394	593	Pharmacy Services (0.52%)

		12,185	Express Scripts Inc (a)	26,621	2,128

			Medco Health Solutions Inc (a)	45,957	2,579

Oil & Gas Drilling (0.23%)
					4,707

Diamond Offshore Drilling Inc	6,742	642

ENSCO International Inc	13,819	633	Photo Equipment & Supplies (0.01%)

Nabors Industries Ltd (a)	27,555	574	Eastman Kodak Co	26,018	98

Rowan Cos Inc	11,034	256

		2,105	Pipelines (0.32%)

			El Paso Corp	68,023	667

Oil Company - Exploration & Production (2.89%)			Spectra Energy Corp	62,659	1,198

Anadarko Petroleum Corp	47,586	2,899	Williams Cos Inc	56,553	1,066

Apache Corp	32,571	3,066			2,931

Cabot Oil & Gas Corp	10,054	387

Chesapeake Energy Corp	62,246	1,525	Printing - Commercial (0.04%)
			RR Donnelley & Sons Co	19,916	400
Denbury Resources Inc (a)	24,198	353

Devon Energy Corp	43,053	2,786
			Property & Casualty Insurance (0.60%)
EOG Resources Inc	24,440	1,996
			Chubb Corp	33,944	1,647
EQT Corp	12,699	532
			Progressive Corp/The	65,831	1,053
Noble Energy Inc	16,821	1,104
			Travelers Cos Inc/The	55,059	2,742

Occidental Petroleum Corp	78,653	5,968
					5,442

Pioneer Natural Resources Co	11,162	459

Questar Corp	16,902	673	Publicly Traded Investment Fund (0.03%)

Range Resources Corp	15,255	764	iShares S&P 500 Index Fund/US	2,716	282

Southwestern Energy Co (a)	33,419	1,456
			Publishing - Newspapers (0.03%)
XTO Energy Inc	56,285	2,339

			Gannett Co Inc	22,773	224
		26,307

			New York Times Co/The	11,213	89

Oil Company - Integrated (6.63%)					313

Chevron Corp	194,554	14,891
			Quarrying (0.06%)
ConocoPhillips	143,856	7,219
			Vulcan Materials Co	12,125	558
Exxon Mobil Corp (b)	466,207	33,413

Hess Corp	28,237	1,545	Real Estate Management & Services (0.03%)

Marathon Oil Corp	68,656	2,195	CB Richard Ellis Group Inc (a)	23,299	241
Murphy Oil Corp	18,511	1,132

		60,395	Regional Banks (2.56%)

			Capital One Financial Corp	44,136	1,615
Oil Field Machinery & Equipment (0.34%)
			Comerica Inc	14,659	407
Cameron International Corp (a)	21,328	788
			Fifth Third Bancorp	77,153	690
FMC Technologies Inc (a)	11,879	625
			Huntington Bancshares Inc/OH	69,238	264
National Oilwell Varco Inc	40,569	1,663

			Keycorp	85,227	459
		3,076

			PNC Financial Services Group Inc	44,760	2,190

Oil Refining & Marketing (0.17%)			SunTrust Banks Inc	48,391	925

Sunoco Inc	11,340	349	US Bancorp	185,480	4,307
Tesoro Corp/Texas	13,538	192
See accompanying notes

312

     Schedule of Investments LargeCap S&P 500 Index Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Regional Banks (continued)			Retail - Building Products (0.76%)
Wells Fargo & Co	453,190 $	12,472	Home Depot Inc	165,358$	4,149

		23,329	Lowe's Cos Inc	143,337	2,805

					6,954

REITS - Apartments (0.16%)
Apartment Investment & Management Co	11,354	140	Retail - Computer Equipment (0.04%)
AvalonBay Communities Inc	7,754	533	GameStop Corp (a)	15,975	388
Equity Residential	26,578	768

		1,441	Retail - Consumer Electronics (0.16%)

			Best Buy Co Inc	33,120	1,265
REITS - Diversified (0.10%)
			RadioShack Corp	12,143	205

Vornado Realty Trust	15,145	902
					1,470

REITS - Healthcare (0.22%)			Retail - Discount (1.86%)
HCP Inc	28,433	841	Big Lots Inc (a)	8,015	201
Health Care REIT Inc	11,630	516	Costco Wholesale Corp	42,187	2,398
Ventas Inc	15,186	610	Family Dollar Stores Inc	13,555	384

		1,967	Target Corp	72,937	3,532

			Wal-Mart Stores Inc	209,523	10,409

REITS - Hotels (0.07%)
Host Hotels & Resorts Inc	58,584	592			16,924

			Retail - Drug Store (0.94%)
REITS - Office Property (0.09%)			CVS Caremark Corp	140,007	4,942
Boston Properties Inc	13,444	817	Walgreen Co	96,270	3,642

					8,584

REITS - Regional Malls (0.20%)
Simon Property Group Inc	27,461	1,864	Retail - Jewelry (0.05%)
			Tiffany & Co	12,040	473
REITS - Shopping Centers (0.05%)
Kimco Realty Corp	36,511	462	Retail - Major Department Store (0.29%)
			JC Penney Co Inc	22,881	758
REITS - Storage (0.11%)			Sears Holdings Corp (a)	4,841	328
Public Storage	13,155	968	TJX Cos Inc	41,118	1,536

					2,622

REITS - Warehouse & Industrial (0.05%)
ProLogis	42,956	487	Retail - Office Supplies (0.18%)
			Office Depot Inc (a)	26,652	161
Retail - Apparel & Shoe (0.25%)			Staples Inc	70,074	1,521

Abercrombie & Fitch Co	8,532	280			1,682

Gap Inc/The	46,711	997	Retail - Regional Department Store (0.26%)
Ltd Brands Inc	25,902	456	Kohl's Corp (a)	29,644	1,696
Nordstrom Inc	15,981	508	Macy's Inc	40,795	717

		2,241			2,413

Retail - Auto Parts (0.10%)			Retail - Restaurants (1.04%)
AutoZone Inc (a)	2,954	400	Darden Restaurants Inc	13,527	410
O'Reilly Automotive Inc (a)	13,265	494	McDonald's Corp	105,871	6,205

		894	Starbucks Corp (a)	71,506	1,357

Retail - Automobile (0.02%)			Yum! Brands Inc	45,261	1,492

AutoNation Inc (a)	9,153	158			9,464

			Rubber - Tires (0.03%)
Retail - Bedding (0.10%)
			Goodyear Tire & Rubber Co/The (a)	23,466	302
Bed Bath & Beyond Inc (a)	25,406	895

See accompanying notes

313

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Savings & Loans - Thrifts (0.13%)			Tobacco (1.60%)
Hudson City Bancorp Inc	45,757 $	601	Altria Group Inc	200,941 $	3,639
People's United Financial Inc	33,795	542	Lorillard Inc	16,022	1,245

		1,143	Philip Morris International Inc	187,661	8,888

			Reynolds American Inc	16,393	795

Schools (0.14%)
Apollo Group Inc (a)	12,375	707			14,567

DeVry Inc	6,006	332	Tools - Hand Held (0.09%)
Washington Post Co/The	602	260	Black & Decker Corp	5,837	276

		1,299	Snap-On Inc	5,599	204

			Stanley Works/The	7,698	348

Semiconductor Component - Integrated Circuits (0.14%)
Analog Devices Inc	28,283	725			828

Linear Technology Corp	21,564	558	Toys (0.11%)

		1,283	Hasbro Inc	12,214	333

			Mattel Inc	34,920	661

Semiconductor Equipment (0.27%)
Applied Materials Inc	129,383	1,578			994

KLA-Tencor Corp	16,556	538	Transport - Rail (0.86%)
Novellus Systems Inc (a)	9,467	195	Burlington Northern Santa Fe Corp	25,399	1,913
Teradyne Inc (a)	16,935	142	CSX Corp	38,030	1,604

		2,453	Norfolk Southern Corp	35,664	1,663

			Union Pacific Corp	48,922	2,697

Steel - Producers (0.20%)
AK Steel Holding Corp	10,612	168			7,877

Nucor Corp	30,526	1,216	Transport - Services (1.01%)
United States Steel Corp	13,904	480	CH Robinson Worldwide Inc	16,334	900

		1,864	Expeditors International of Washington Inc	20,579	663

			FedEx Corp	30,299	2,202
Steel - Specialty (0.03%)
Allegheny Technologies Inc	9,514	294	Ryder System Inc	5,428	220
			United Parcel Service Inc	96,472	5,179

Telecommunication Equipment (0.08%)					9,164

Harris Corp	12,715	531	Web Portals (1.58%)
Tellabs Inc (a)	38,433	231	Google Inc (a)	23,340	12,513

		762	Yahoo! Inc (a)	115,721	1,840

Telecommunication Equipment - Fiber Optics (0.27%)					14,353

Ciena Corp (a)	8,880	104	Wireless Equipment (1.10%)
Corning Inc	150,810	2,203	American Tower Corp (a)	38,283	1,410
JDS Uniphase Corp (a)	21,051	118	Motorola Inc	222,672	1,908

		2,425	Qualcomm Inc	161,260	6,678

Telephone - Integrated (2.83%)					9,996

AT&T Inc	572,356	14,692
			TOTAL COMMON STOCKS	$ 884,631

CenturyTel Inc	28,837	936
				Principal
Frontier Communications Corp	30,302	217
				Amount	Value
Qwest Communications International Inc	143,813	516
				(000's)	(000's)

Sprint Nextel Corp (a)	278,984	826
			REPURCHASE AGREEMENTS (3.01%)
Verizon Communications Inc	275,566	8,154
			Diversified Banking Institutions (3.01%)
Windstream Corp	42,365	409

			Investment in Joint Trading Account; Bank
		25,750	of America Repurchase Agreement; 0.06%

Television (0.08%)			dated 10/30/09 maturing 11/02/09
			(collateralized by Sovereign Agency
CBS Corp	65,746	774	Issues; $7,000,000; 0.00% - 5.75%; dated
			11/02/09 - 07/15/32)	$ 6,862$	6,862

See accompanying notes

314

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2009

				Other Assets Summary (unaudited)
	Principal

	Amount	Value	Asset Type		Percent

	(000's)	(000's)	Futures		3.06%

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$7,000,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	$ 6,863$	6,863
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $7,000,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	6,862	6,862
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $7,000,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	6,862	6,862

		27,449

TOTAL REPURCHASE AGREEMENTS	$ 27,449

Total Investments	$ 912,080
Liabilities in Excess of Other Assets, Net - (0.13)%		(1,184)

TOTAL NET ASSETS - 100.00%	$ 910,896

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,769 or 0.63% of net assets.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 132,320
Unrealized Depreciation	(225,759)

Net Unrealized Appreciation (Depreciation)	(93,439)
Cost for federal income tax purposes	1,005,519
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	22.51%
Financial	17.02%
Technology	12.66%
Energy	12.20%
Communications	10.96%
Industrial	9.82%
Consumer, Cyclical	8.22%
Utilities	3.45%
Basic Materials	3.21%
Diversified	0.05%
Exchange Traded Funds	0.03%
Liabilities in Excess of Other Assets, Net	(0.13%)

TOTAL NET ASSETS	100.00%

See accompanying notes

315

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2009

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2009	Buy	108	$ 28,507	$ 27,891	$ (616)
All dollar amounts are shown in thousands (000's)

See accompanying notes

316

Schedule of Investments LargeCap Value Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.06%)			COMMON STOCKS (continued)
Advertising Agencies (0.38%)			Computer Services (0.40%)
Omnicom Group Inc	88,599$	3,037	Computer Sciences Corp (a)	61,826$	3,135

Aerospace & Defense (1.29%)			Computers (0.90%)
Boeing Co/The	45,520	2,176	Hewlett-Packard Co	149,496	7,095
General Dynamics Corp	127,876	8,018

		10,194	Computers - Integrated Systems (0.37%)

			Teradata Corp (a)	105,772	2,949
Agricultural Operations (0.54%)
Archer-Daniels-Midland Co	141,209	4,253	Computers - Memory Devices (1.59%)
			EMC Corp/Massachusetts (a)	522,737	8,609
Auto - Car & Light Trucks (0.24%)
			Western Digital Corp (a)	116,858	3,936

Ford Motor Co (a)	272,655	1,909
					12,545

Auto - Medium & Heavy Duty Trucks (0.45%)			Consumer Products - Miscellaneous (0.49%)
Oshkosh Corp	113,476	3,547	Jarden Corp	142,612	3,906

Auto/Truck Parts & Equipment - Original (0.40%)			Cosmetics & Toiletries (0.93%)
TRW Automotive Holdings Corp (a)	204,419	3,199	Procter & Gamble Co	127,083	7,371

Beverages - Non-Alcoholic (0.12%)			Distribution & Wholesale (0.32%)
Coca-Cola Co/The	17,914	955	WESCO International Inc (a)	97,422	2,490

Building - Residential & Commercial (0.38%)			Diversified Banking Institutions (8.99%)
DR Horton Inc	271,890	2,980	Bank of America Corp	1,499,399	21,861
			Citigroup Inc	1,438,261	5,883
Cable/Satellite TV (1.78%)			Goldman Sachs Group Inc/The	95,872	16,315
Comcast Corp - Class A	731,892	10,612	JP Morgan Chase & Co	604,070	25,232
DISH Network Corp (a)	197,747	3,441	Morgan Stanley	54,556	1,752

		14,053			71,043

Chemicals - Diversified (0.67%)			Diversified Manufacturing Operations (4.65%)
Dow Chemical Co/The	32,204	756	General Electric Co	1,852,118	26,411
PPG Industries Inc	79,895	4,509	Illinois Tool Works Inc	124,904	5,736

		5,265	ITT Corp	90,953	4,611

Chemicals - Specialty (0.87%)					36,758

Ashland Inc	87,643	3,027	E-Commerce - Services (1.35%)
Lubrizol Corp	57,332	3,816	eBay Inc (a)	293,155	6,528

		6,843	Liberty Media Corp - Interactive (a)	367,077	4,163

Coatings & Paint (0.45%)					10,691

Valspar Corp	140,746	3,571	Electric - Generation (0.39%)
			AES Corp/The	237,827	3,108
Commercial Banks (1.80%)
Bancorpsouth Inc	146,532	3,309	Electric - Integrated (3.69%)
BB&T Corp	221,433	5,294	Ameren Corp	157,430	3,832
BOK Financial Corp	62,417	2,682	American Electric Power Co Inc	71,244	2,153
Commerce Bancshares Inc	76,254	2,925	DPL Inc	126,193	3,198

		14,210	Edison International	139,444	4,437

Commercial Services - Finance (0.88%)			Exelon Corp	19,634	922
H&R Block Inc	178,228	3,269	FirstEnergy Corp	116,709	5,051
Moody's Corp	154,886	3,667	OGE Energy Corp	100,313	3,332

		6,936	Public Service Enterprise Group Inc	181,601	5,412

See accompanying notes

317

Schedule of Investments LargeCap Value Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Gas - Distribution (continued)
Southern Co	25,865 $	807	UGI Corp	146,791 $	3,505

		29,144			10,414

Electric - Transmission (0.39%)			Home Decoration Products (0.59%)
ITC Holdings Corp	69,091	3,069	Newell Rubbermaid Inc	323,636	4,696

Electronic Components - Miscellaneous (0.35%)			Independent Power Producer (0.45%)
Garmin Ltd	90,752	2,746	NRG Energy Inc (a)	153,218	3,522

Electronic Components - Semiconductors (1.21%)			Investment Management & Advisory Services (0.60%)
Intel Corp	346,069	6,614	Invesco Ltd	223,403	4,725
Xilinx Inc	135,096	2,938

		9,552	Life & Health Insurance (0.64%)

			Unum Group	253,241	5,052
Electronic Connectors (0.47%)
Thomas & Betts Corp (a)	107,647	3,683	Machinery - Construction & Mining (0.52%)
			Caterpillar Inc	74,083	4,079
Electronics - Military (0.54%)
L-3 Communications Holdings Inc	58,502	4,229	Medical - Drugs (4.81%)
			Bristol-Myers Squibb Co	301,832	6,580
Engineering - Research & Development Services (0.81%)
			Forest Laboratories Inc (a)	153,549	4,249
Jacobs Engineering Group Inc (a)	71,886	3,040
			Merck & Co Inc/NJ	255,152	7,892
URS Corp (a)	85,544	3,324

			Pfizer Inc	1,132,474	19,286

		6,364

					38,007

Fiduciary Banks (0.85%)
			Medical - HMO (2.16%)
Bank of New York Mellon Corp/The	109,229	2,912
			CIGNA Corp	139,738	3,890
State Street Corp	90,842	3,814

			UnitedHealth Group Inc	326,807	8,481
		6,726

			WellPoint Inc (a)	99,962	4,674

Finance - Credit Card (1.03%)					17,045

American Express Co	234,431	8,168
			Medical - Wholesale Drug Distribution (0.56%)
			McKesson Corp	75,359	4,426
Finance - Investment Banker & Broker (0.34%)
Investment Technology Group Inc (a)	124,364	2,683
			Medical Products (0.58%)
			CareFusion Corp (a)	170,346	3,811
Finance - Other Services (0.24%)
NASDAQ OMX Group Inc/The (a)	106,509	1,924	Johnson & Johnson	13,479	796

					4,607

Food - Canned (0.30%)			Metal - Iron (0.57%)
Del Monte Foods Co	221,261	2,390	Cliffs Natural Resources Inc	127,660	4,541

Food - Miscellaneous/Diversified (1.37%)			Multi-Line Insurance (0.88%)
General Mills Inc	77,800	5,128	American Financial Group Inc/OH	142,109	3,496
Kraft Foods Inc	207,046	5,698	Hartford Financial Services Group Inc	140,546	3,446

		10,826			6,942

Food - Retail (0.62%)			Multimedia (2.11%)
Safeway Inc	218,330	4,875	News Corp	69,561	801
			Time Warner Inc	121,668	3,665
Gas - Distribution (1.32%)
			Viacom Inc (a)	184,792	5,098
Atmos Energy Corp	120,069	3,344
			Walt Disney Co/The	258,038	7,063

Energen Corp	81,239	3,565
					16,627

See accompanying notes

318

Schedule of Investments LargeCap Value Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Music (0.22%)			Publishing - Newspapers (0.35%)
Warner Music Group Corp (a)	297,770 $	1,715	Gannett Co Inc	285,040 $	2,799

Office Automation & Equipment (0.69%)			Regional Banks (4.29%)
Pitney Bowes Inc	49,666	1,217	Fifth Third Bancorp	420,358	3,758
Xerox Corp	562,171	4,227	US Bancorp	373,630	8,675

		5,444	Wells Fargo & Co	780,586	21,482

					33,915

Oil - Field Services (1.80%)
Halliburton Co	253,966	7,418	REITS - Diversified (0.34%)
Helix Energy Solutions Group Inc (a)	228,410	3,136	Digital Realty Trust Inc	59,596	2,690
Schlumberger Ltd	58,575	3,644

		14,198	REITS - Healthcare (0.55%)

			Ventas Inc	109,126	4,379
Oil & Gas Drilling (0.36%)
Atwood Oceanics Inc (a)	80,573	2,860	REITS - Mortgage (0.59%)
			Annaly Capital Management Inc	277,063	4,685
Oil Company - Exploration & Production (4.20%)
Anadarko Petroleum Corp	43,005	2,620	REITS - Regional Malls (0.45%)
Apache Corp	25,306	2,382	Simon Property Group Inc	52,531	3,566
Chesapeake Energy Corp	200,815	4,920
Devon Energy Corp	20,815	1,347	Retail - Apparel & Shoe (0.42%)
Encore Acquisition Co (a)	85,540	3,171	Gap Inc/The	157,267	3,356
Occidental Petroleum Corp	144,472	10,962
XTO Energy Inc	186,232	7,740	Retail - Building Products (0.33%)

			Home Depot Inc	102,886	2,581
		33,142

Oil Company - Integrated (11.48%)			Retail - Discount (0.36%)
Chevron Corp	392,714	30,058	Big Lots Inc (a)	115,026	2,881
ConocoPhillips	231,118	11,598
Exxon Mobil Corp (b)	603,785	43,273	Retail - Drug Store (0.24%)
Hess Corp	104,879	5,741	CVS Caremark Corp	54,045	1,908

		90,670

			Steel - Producers (0.37%)
Oil Field Machinery & Equipment (0.91%)			United States Steel Corp	85,700	2,956
Cameron International Corp (a)	107,745	3,984
National Oilwell Varco Inc	78,635	3,223	Telephone - Integrated (5.07%)

		7,207	AT&T Inc	901,049	23,130

			CenturyTel Inc	77,934	2,530
Paper & Related Products (0.95%)
			Qwest Communications International Inc	968,000	3,475
International Paper Co	196,676	4,388
			Sprint Nextel Corp (a)	575,009	1,702
Rayonier Inc	79,877	3,082

			Verizon Communications Inc	310,824	9,197

		7,470

					40,034

Pipelines (1.26%)
Spectra Energy Corp	256,133	4,897	Tobacco (0.52%)
			Reynolds American Inc	84,268	4,085
Williams Cos Inc	268,065	5,053

		9,950

			Transport - Services (0.37%)
Property & Casualty Insurance (2.45%)			UTI Worldwide Inc	232,964	2,905
Chubb Corp	142,443	6,911
HCC Insurance Holdings Inc	125,726	3,318	Transport - Truck (0.49%)
Travelers Cos Inc/The	182,436	9,084	Con-way Inc	117,163	3,865

		19,313

See accompanying notes

319

Schedule of Investments LargeCap Value Fund October 31, 2009

			Portfolio Summary (unaudited)

			Sector	Percent

	Shares	Value
	Held	(000's)	Financial	26.02%

			Energy	20.01%
COMMON STOCKS (continued)			Consumer, Non-cyclical	14.25%
Vitamins & Nutrition Products (0.37%)			Communications	11.04%
Mead Johnson Nutrition Co	69,210 $	2,910	Industrial	9.47%

			Utilities	6.24%
TOTAL COMMON STOCKS	$ 774,589		Technology	5.16%

	Principal		Consumer, Cyclical	3.96%
			Basic Materials	3.88%
	Amount	Value	Liabilities in Excess of Other Assets, Net	(0.03%)

	(000's)	(000's)

			TOTAL NET ASSETS	100.00%

REPURCHASE AGREEMENTS (1.97%)
Diversified Banking Institutions (1.97%)			Other Assets Summary (unaudited)

Investment in Joint Trading Account; Bank			Asset Type	Percent

of America Repurchase Agreement; 0.06%			Futures	1.73%
dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $3,961,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 3,883$	3,883
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$3,961,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	3,884	3,884
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $3,961,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	3,883	3,883
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $3,961,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	3,883	3,883

		15,533

TOTAL REPURCHASE AGREEMENTS	$ 15,533

Total Investments	$ 790,122
Liabilities in Excess of Other Assets, Net - (0.03)%		(257)

TOTAL NET ASSETS - 100.00%	$ 789,865

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,877 or 0.49% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 68,079
Unrealized Depreciation	(97,699)

Net Unrealized Appreciation (Depreciation)	(29,620)
Cost for federal income tax purposes	819,742
All dollar amounts are shown in thousands (000's)

See accompanying notes

320

Schedule of Investments
LargeCap Value Fund
October 31, 2009

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2009	Buy	53	$ 14,053	$ 13,687	$ (366)
All dollar amounts are shown in thousands (000's)

See accompanying notes

321

Schedule of Investments
LargeCap Value Fund III
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.79%)			COMMON STOCKS (continued)
Advertising Agencies (0.03%)			Beverages - Non-Alcoholic (0.55%)
Interpublic Group of Cos Inc (a)	82,810 $	498	Coca-Cola Co/The	59,440 $	3,169
			Coca-Cola Enterprises Inc	317,019	6,046
Aerospace & Defense (1.31%)			Dr Pepper Snapple Group Inc	26,696	728
Boeing Co/The	69,003	3,298	Pepsi Bottling Group Inc	4,869	182
General Dynamics Corp	37,702	2,364	PepsiAmericas Inc	9,799	286

Northrop Grumman Corp	175,405	8,793			10,411

Raytheon Co	232,672	10,536

			Beverages - Wine & Spirits (0.12%)
		24,991

			Brown-Forman Corp	2,633	129
Aerospace & Defense Equipment (0.72%)			Constellation Brands Inc (a)	140,400	2,221

United Technologies Corp	223,107	13,710			2,350

Agricultural Chemicals (0.01%)			Brewery (0.05%)
CF Industries Holdings Inc	1,433	119	Molson Coors Brewing Co	20,868	1,022
Intrepid Potash Inc (a)	493	13

			Broadcasting Services & Programming (0.05%)
		132

			Discovery Communications Inc - C Shares (a)	3,403	82
Agricultural Operations (0.73%)			Liberty Global Inc - A Shares (a)	27,544	565
Archer-Daniels-Midland Co	260,624	7,850	Scripps Networks Interactive	6,148	232

Bunge Ltd	107,569	6,138			879

		13,988

			Building - Mobile Home & Manufactured Housing (0.00%)
Apparel Manufacturers (0.33%)			Thor Industries Inc	2,943	77
Jones Apparel Group Inc	298,900	5,347
Polo Ralph Lauren Corp	547	41	Building - Residential & Commercial (0.64%)
VF Corp	11,867	843	DR Horton Inc	244,105	2,675

		6,231	KB Home	12,240	173

			MDC Holdings Inc	3,989	130
Appliances (0.16%)
Whirlpool Corp	43,277	3,098	NVR Inc (a)	9,322	6,174
			Pulte Homes Inc	327,700	2,953

Applications Software (0.80%)					12,105

Compuware Corp (a)	41,884	296	Building & Construction Products -
Microsoft Corp	539,715	14,966	Miscellaneous (0.01%)

		15,262	Armstrong World Industries Inc (a)	1,982	74

			Owens Corning Inc (a)	8,292	183

Athletic Footwear (0.67%)
					257

Nike Inc	203,630	12,662
			Building Products - Wood (0.15%)
Auto - Car & Light Trucks (0.12%)			Masco Corp	239,000	2,808
Ford Motor Co (a)	323,467	2,264
			Cable/Satellite TV (2.28%)
Auto - Medium & Heavy Duty Trucks (0.03%)			Comcast Corp - Class A	1,304,908	18,921
Oshkosh Corp	15,470	484	DIRECTV Group Inc/The (a)	509,100	13,389
			DISH Network Corp (a)	35,765	622
Auto/Truck Parts & Equipment - Original (0.14%)
			Time Warner Cable Inc	266,268	10,502

BorgWarner Inc	1,450	44
					43,434

Johnson Controls Inc	32,004	766
TRW Automotive Holdings Corp (a)	116,128	1,817	Casino Services (0.01%)
WABCO Holdings Inc	1,259	30	International Game Technology	8,615	154

		2,657

			Cellular Telecommunications (0.27%)
Batteries & Battery Systems (0.01%)			Vodafone Group PLC ADR	228,600	5,073
Energizer Holdings Inc (a)	1,940	118

See accompanying notes

322

Schedule of Investments LargeCap Value Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Diversified (1.54%)			Computer Services (0.07%)
Dow Chemical Co/The	115,269 $	2,707	Affiliated Computer Services Inc (a)	6,219 $	324
EI Du Pont de Nemours & Co	794,568	25,283	Computer Sciences Corp (a)	17,418	883
FMC Corp	1,874	96	DST Systems Inc (a)	798	33

PPG Industries Inc	20,916	1,180			1,240

		29,266

			Computers (1.17%)
Chemicals - Specialty (0.11%)			Dell Inc (a)	480,500	6,962
Albemarle Corp	14,910	471	Hewlett-Packard Co	64,423	3,058
Ashland Inc	11,975	414	IBM Corp	95,049	11,464
Cabot Corp	11,548	253	Sun Microsystems Inc (a)	89,175	729

Eastman Chemical Co	12,571	660			22,213

International Flavors & Fragrances Inc	763	29
			Computers - Integrated Systems (0.01%)
Lubrizol Corp	1,510	101	Diebold Inc	1,421	43
Terra Industries Inc	5,450	173	Teradata Corp (a)	5,526	154

		2,101			197

Coatings & Paint (0.04%)			Computers - Memory Devices (0.80%)
RPM International Inc	10,511	185	EMC Corp/Massachusetts (a)	693,699	11,425
Sherwin-Williams Co/The	2,484	142	Seagate Technology	8,712	122
Valspar Corp	17,354	440	Western Digital Corp (a)	108,917	3,668

		767			15,215

Commercial Banks (0.64%)			Consulting Services (0.01%)
Associated Banc-Corp	22,130	284	SAIC Inc (a)	9,350	166
Bancorpsouth Inc	14,419	326
Bank of Hawaii Corp	8,274	367	Consumer Products - Miscellaneous (0.20%)
BB&T Corp	310,417	7,422	Clorox Co	2,717	161
BOK Financial Corp	2,315	99	Fortune Brands Inc	18,153	707
Commerce Bancshares Inc	6,841	262	Jarden Corp	15,203	416
Cullen/Frost Bankers Inc	8,950	419	Kimberly-Clark Corp	42,715	2,613

First Citizens BancShares Inc/NC	1,042	155			3,897

Fulton Financial Corp	30,396	251
			Containers - Metal & Glass (0.04%)
M&T Bank Corp	13,186	829
			Ball Corp	5,696	281
Regions Financial Corp	210,957	1,021
			Greif Inc	5,746	307
TCF Financial Corp	22,172	262
			Owens-Illinois Inc (a)	5,387	172

Valley National Bancorp	24,545	326
					760

Whitney Holding Corp/LA	11,664	94

		12,117	Containers - Paper & Plastic (0.11%)

			Bemis Co Inc	18,692	483
Commercial Services (0.05%)			Packaging Corp of America	15,979	292
Convergys Corp (a)	14,743	160
			Pactiv Corp (a)	4,139	95
Quanta Services Inc (a)	34,220	726
			Sealed Air Corp	27,928	537
Weight Watchers International Inc	5,221	138

			Sonoco Products Co	17,270	462
		1,024

			Temple-Inland Inc	18,435	285

Commercial Services - Finance (0.73%)					2,154

Equifax Inc	4,759	130
			Cosmetics & Toiletries (0.79%)
Interactive Data Corp	3,381	89
			Alberto-Culver Co	2,195	59
Mastercard Inc	61,974	13,574
			Procter & Gamble Co	257,208	14,918

Total System Services Inc	7,815	125

					14,977

		13,918

See accompanying notes

323

Schedule of Investments

LargeCap Value Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Cruise Lines (0.04%)			Electric - Integrated (continued)
Carnival Corp	28,627 $	834	CMS Energy Corp	39,267 $	522

			Consolidated Edison Inc	28,455	1,158

Data Processing & Management (0.03%)			Dominion Resources Inc/VA	61,065	2,082

Broadridge Financial Solutions Inc	9,202	192	DPL Inc	17,523	444

Fidelity National Information Services Inc	20,655	449	DTE Energy Co	28,364	1,049

		641	Duke Energy Corp	133,233	2,108

Distribution & Wholesale (0.10%)			Edison International	39,618	1,261
Genuine Parts Co	27,599	966	Entergy Corp	23,844	1,829

Ingram Micro Inc (a)	28,019	495	Exelon Corp	236,827	11,121

Tech Data Corp (a)	8,694	334	FirstEnergy Corp	37,067	1,604

WESCO International Inc (a)	3,463	88	FPL Group Inc	302,809	14,868

		1,883	Great Plains Energy Inc	23,372	404

			Northeast Utilities	30,314	699
Diversified Banking Institutions (7.51%)
			NSTAR	18,483	572
Bank of America Corp	2,244,540	32,726
			NV Energy Inc	23,248	266
Citigroup Inc	2,523,027	10,319
			OGE Energy Corp	16,619	552
Deutsche Bank AG	90,400	6,475
			PG&E Corp	246,391	10,075
Goldman Sachs Group Inc/The	160,335	27,284
			Pinnacle West Capital Corp	17,498	548
JP Morgan Chase & Co	1,263,535	52,778
			Progress Energy Inc	28,906	1,085
Morgan Stanley	416,550	13,380

			Public Service Enterprise Group Inc	61,531	1,834
		142,962

			SCANA Corp	21,085	713

Diversified Manufacturing Operations (4.28%)			Southern Co	80,986	2,526

Carlisle Cos Inc	7,724	240	TECO Energy Inc	36,845	528

Crane Co	4,145	116	Wisconsin Energy Corp	20,233	884

Danaher Corp	11,557	789	Xcel Energy Inc	55,410	1,044

Dover Corp	9,398	354			63,684

Eaton Corp	17,569	1,062

General Electric Co	3,371,694	48,080	Electric Products - Miscellaneous (0.02%)
			Molex Inc	20,832	389
Honeywell International Inc	220,100	7,899

Illinois Tool Works Inc	54,181	2,488
			Electronic Components - Miscellaneous (0.54%)
Ingersoll-Rand PLC	211,700	6,688
			AU Optronics Corp ADR	365,238	3,225
ITT Corp	145,824	7,393
			AVX Corp	6,607	75
Leggett & Platt Inc	10,565	204
			Garmin Ltd	3,522	107
Parker Hannifin Corp	18,991	1,006
			Jabil Circuit Inc	16,582	222
SPX Corp	36,100	1,905
			Tyco Electronics Ltd	308,300	6,551
Textron Inc	188,400	3,350

			Vishay Intertechnology Inc (a)	25,411	158

		81,574

					10,338

E-Commerce - Services (0.57%)
			Electronic Components - Semiconductors (1.09%)
eBay Inc (a)	447,909	9,975
			Fairchild Semiconductor International Inc (a)	21,436	160
Expedia Inc (a)	2,860	65
			Intel Corp	675,998	12,918
IAC/InterActiveCorp (a)	9,292	176
			Intersil Corp	10,642	134
Liberty Media Corp - Interactive (a)	61,703	699

			LSI Corp (a)	112,325	575

		10,915	Micron Technology Inc (a)	964,083	6,546

Electric - Generation (0.02%)			PMC - Sierra Inc (a)	38,554	329

AES Corp/The	22,387	293	Rovi Corp (a)	5,387	148

					20,810

Electric - Integrated (3.34%)
Alliant Energy Corp	19,148	509	Electronic Connectors (0.01%)
			Thomas & Betts Corp (a)	6,243	214
American Electric Power Co Inc	112,475	3,399

See accompanying notes

324

Schedule of Investments LargeCap Value Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Design Automation (0.01%)			Food - Canned (0.02%)
Synopsys Inc (a)	9,436 $	208	Del Monte Foods Co	34,226 $	370

Electronic Parts Distribution (0.04%)			Food - Confectionery (0.06%)
Arrow Electronics Inc (a)	12,108	307	Hershey Co/The	11,113	420
Avnet Inc (a)	17,385	431	JM Smucker Co/The	12,333	650

		738			1,070

Electronics - Military (0.05%)			Food - Dairy Products (0.18%)
L-3 Communications Holdings Inc	13,959	1,009	Dean Foods Co (a)	190,800	3,478

Energy - Alternate Sources (0.02%)			Food - Meat Products (0.31%)
Covanta Holding Corp (a)	22,327	384	Hormel Foods Corp	10,882	397
			Smithfield Foods Inc (a)	118,800	1,585
Engineering - Research & Development Services (0.06%)			Tyson Foods Inc	320,224	4,009

KBR Inc	27,774	569			5,991

Shaw Group Inc/The (a)	2,706	69
			Food - Miscellaneous/Diversified (0.74%)
URS Corp (a)	12,595	489

			Campbell Soup Co	10,937	347
		1,127

			ConAgra Foods Inc	47,544	998
Engines - Internal Combustion (0.45%)			General Mills Inc	23,176	1,528
Cummins Inc	200,197	8,620	HJ Heinz Co	10,344	416
			Kraft Foods Inc	375,971	10,347
Enterprise Software & Services (0.89%)
			Ralcorp Holdings Inc (a)	9,788	526

CA Inc	411,401	8,606
					14,162

Novell Inc (a)	32,487	133
Oracle Corp	387,530	8,177	Food - Retail (0.26%)

		16,916	Safeway Inc	51,100	1,141

			SUPERVALU Inc	245,500	3,896

Fiduciary Banks (0.23%)
					5,037

Bank of New York Mellon Corp/The	116,508	3,106
State Street Corp	28,267	1,187	Food - Wholesale & Distribution (0.45%)

		4,293	Sysco Corp	321,800	8,512

Finance - Auto Loans (0.01%)			Forestry (0.07%)
AmeriCredit Corp (a)	11,101	196	Plum Creek Timber Co Inc	18,120	567
			Weyerhaeuser Co	21,946	797

Finance - Credit Card (0.23%)
					1,364

American Express Co	101,625	3,540
Discover Financial Services	65,675	929	Funeral Services & Related Items (0.02%)

		4,469	Hillenbrand Inc	6,782	136

			Service Corp International/US	44,440	305

Finance - Investment Banker & Broker (0.04%)
					441

Interactive Brokers Group Inc (a)	7,024	112
Investment Technology Group Inc (a)	6,883	149	Gas - Distribution (0.48%)
Raymond James Financial Inc	17,448	412	AGL Resources Inc	13,357	467

		673	Atmos Energy Corp	15,926	444

			Centerpoint Energy Inc	9,670	122
Finance - Other Services (0.13%)
			Energen Corp	12,412	545
CME Group Inc	7,658	2,318
			National Fuel Gas Co	12,250	555
NASDAQ OMX Group Inc/The (a)	13,033	235

			NiSource Inc	336,833	4,352
		2,553

			Sempra Energy	29,702	1,528
Food - Baking (0.00%)			Southern Union Co	19,260	377
Flowers Foods Inc	2,297	54	UGI Corp	18,741	447

See accompanying notes

325

Schedule of Investments LargeCap Value Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gas - Distribution (continued)			Investment Management & Advisory Services
Vectren Corp	14,025 $	316	(continued)

			Invesco Ltd	46,869 $	991

		9,153

					24,026

Home Decoration Products (0.03%)
Newell Rubbermaid Inc	40,264	584	Life & Health Insurance (0.59%)
			Lincoln National Corp	186,300	4,440
Hospital Beds & Equipment (0.01%)			Prudential Financial Inc	22,938	1,038
Kinetic Concepts Inc (a)	6,876	228	StanCorp Financial Group Inc	8,485	311
			Torchmark Corp	14,318	581
Hotels & Motels (0.06%)			Unum Group	245,010	4,888

Choice Hotels International Inc	3,589	107			11,258

Marriott International Inc/DE	27,348	686
			Linen Supply & Related Items (0.03%)
Wyndham Worldwide Corp	17,199	293

			Cintas Corp	18,645	516
		1,086

Human Resources (0.03%)			Machinery - Construction & Mining (0.38%)
Manpower Inc	13,559	643	Bucyrus International Inc	10,079	448
			Caterpillar Inc	122,543	6,747
Independent Power Producer (0.15%)			Joy Global Inc	2,172	109

Mirant Corp (a)	24,957	349			7,304

NRG Energy Inc (a)	32,256	742
			Machinery - Farm (1.01%)
RRI Energy Inc (a)	341,970	1,802

			AGCO Corp (a)	15,997	450
		2,893

			Deere & Co	414,101	18,862

Industrial Automation & Robots (0.05%)					19,312

Rockwell Automation Inc/DE	22,093	905
			Machinery - General Industry (0.03%)
Industrial Gases (0.55%)			Gardner Denver Inc	8,985	323
Air Products & Chemicals Inc	17,474	1,348	IDEX Corp	5,724	163
Airgas Inc	14,072	624	Roper Industries Inc	2,285	115

Praxair Inc	107,500	8,540			601

		10,512	Machinery Tools & Related Products (0.02%)

Instruments - Scientific (0.12%)			Lincoln Electric Holdings Inc	7,355	349
PerkinElmer Inc	15,601	290
			Medical - Drugs (5.75%)
Thermo Fisher Scientific Inc (a)	46,276	2,083

			Bristol-Myers Squibb Co	465,159	10,140
		2,373

			Eli Lilly & Co	49,932	1,698
Insurance Brokers (0.14%)			Endo Pharmaceuticals Holdings Inc (a)	20,277	454
Aon Corp	33,927	1,307	Forest Laboratories Inc (a)	36,309	1,005
Arthur J Gallagher & Co	1,265	28	GlaxoSmithKline PLC ADR	80,600	3,318
Brown & Brown Inc	5,347	98	Merck & Co Inc/NJ	808,277	25,000
Erie Indemnity Co	1,539	54	Pfizer Inc	3,344,399	56,955
Marsh & McLennan Cos Inc	50,076	1,175	Schering-Plough Corp	390,851	11,022

		2,662			109,592

Internet Security (0.31%)			Medical - Generic Drugs (0.05%)
Symantec Corp (a)	331,055	5,820	Mylan Inc/PA (a)	15,046	244
			Watson Pharmaceuticals Inc (a)	18,245	628

Investment Management & Advisory Services (1.26%)
					872

Ameriprise Financial Inc	437,512	15,168
BlackRock Inc	31,304	6,777	Medical - HMO (0.96%)
Federated Investors Inc	1,018	27	Aetna Inc	292,233	7,607
Franklin Resources Inc	10,156	1,063	CIGNA Corp	30,699	855
			Coventry Health Care Inc (a)	18,449	366

See accompanying notes

326

Schedule of Investments LargeCap Value Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - HMO (continued)			Multi-Line Insurance (continued)
Humana Inc (a)	18,586 $	698	Loews Corp	34,043 $	1,127
UnitedHealth Group Inc	236,902	6,148	MetLife Inc	503,021	17,118
WellPoint Inc (a)	54,198	2,534	XL Capital Ltd	279,600	4,588

		18,208			58,341

Medical - Wholesale Drug Distribution (0.12%)			Multimedia (2.86%)
AmerisourceBergen Corp	6,481	144	Liberty Media Corp - Entertainment (a)	53,650	1,653
Cardinal Health Inc	38,230	1,083	Meredith Corp	5,860	159
McKesson Corp	18,086	1,062	News Corp	1,411,483	16,260

		2,289	Time Warner Inc	542,289	16,334

			Viacom Inc (a)	226,855	6,259
Medical Information Systems (0.02%)
IMS Health Inc	24,318	399	Walt Disney Co/The	507,314	13,885

					54,550

Medical Instruments (0.05%)			Music (0.00%)
Boston Scientific Corp (a)	116,789	948	Warner Music Group Corp (a)	7,030	40

Medical Products (1.83%)			Networking Products (0.84%)
Becton Dickinson and Co	113,900	7,786	Cisco Systems Inc (a)	702,243	16,046
Covidien PLC	195,217	8,223
Hospira Inc (a)	17,000	759	Non-Hazardous Waste Disposal (0.02%)
Johnson & Johnson	287,832	16,996	Waste Connections Inc (a)	3,685	116
Zimmer Holdings Inc (a)	22,281	1,171	Waste Management Inc	8,771	262

		34,935			378

Metal - Aluminum (0.04%)			Office Automation & Equipment (0.09%)
Alcoa Inc	54,154	673	Pitney Bowes Inc	35,722	875
			Xerox Corp	106,217	799

Metal - Copper (0.08%)					1,674

Freeport-McMoRan Copper & Gold Inc	17,099	1,254
			Office Supplies & Forms (0.03%)
Southern Copper Corp	8,035	253

			Avery Dennison Corp	15,867	566
		1,507

Metal - Iron (0.04%)			Oil - Field Services (0.62%)
Cliffs Natural Resources Inc	20,493	729	Baker Hughes Inc	41,089	1,729
			BJ Services Co	50,556	971
Metal Processors & Fabrication (0.02%)			Halliburton Co	119,025	3,477
Timken Co	16,751	369	Oil States International Inc (a)	8,581	295
			Schlumberger Ltd	68,909	4,286
Miscellaneous Manufacturers (0.02%)
			SEACOR Holdings Inc (a)	3,494	284
Aptargroup Inc	11,579	409
			Smith International Inc	15,369	426
Motion Pictures & Services (0.02%)			Superior Energy Services Inc (a)	13,523	292

DreamWorks Animation SKG Inc (a)	12,524	401			11,760

			Oil & Gas Drilling (0.53%)
Multi-Line Insurance (3.06%)			Atwood Oceanics Inc (a)	1,414	50
ACE Ltd	450,761	23,151
			ENSCO International Inc	115,299	5,280
Allstate Corp/The	298,941	8,840
			Helmerich & Payne Inc	12,553	477
American Financial Group Inc/OH	14,886	366
			Nabors Industries Ltd (a)	50,405	1,050
Assurant Inc	20,379	610
			Patterson-UTI Energy Inc	22,699	354
Cincinnati Financial Corp	25,041	635
			Pride International Inc (a)	16,016	473
CNA Financial Corp (a)	2,501	54
			Rowan Cos Inc	103,929	2,416
Genworth Financial Inc	96,600	1,026
Hartford Financial Services Group Inc	33,682	826

See accompanying notes

327

Schedule of Investments LargeCap Value Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Oil & Gas Drilling (continued)			Power Converter & Supply Equipment (0.02%)

Seahawk Drilling Inc (a)	1,066 $	29	Hubbell Inc	8,616 $	366

		10,129

			Printing - Commercial (0.03%)
Oil Company - Exploration & Production (6.86%)
			RR Donnelley & Sons Co	26,355	529
Anadarko Petroleum Corp	322,228	19,633

Apache Corp	303,586	28,574	Property & Casualty Insurance (1.98%)

Cabot Oil & Gas Corp	17,939	690	Alleghany Corp (a)	957	239

Chesapeake Energy Corp	64,975	1,592	Arch Capital Group Ltd (a)	9,053	610

Cimarex Energy Co	100,900	3,951	Chubb Corp	89,763	4,355

Devon Energy Corp	318,532	20,612	Fidelity National Financial Inc	87,600	1,189

Encore Acquisition Co (a)	9,130	339	HCC Insurance Holdings Inc	19,423	513

EOG Resources Inc	133,405	10,894	Progressive Corp/The	63,816	1,021

Nexen Inc	239,700	5,146	Travelers Cos Inc/The	588,008	29,277

Noble Energy Inc	22,997	1,509	Wesco Financial Corp	231	76

Occidental Petroleum Corp	437,368	33,188	WR Berkley Corp	15,626	386

Questar Corp	18,010	718			37,666

Range Resources Corp	14,166	709
			Quarrying (0.04%)
XTO Energy Inc	76,909	3,196

			Compass Minerals International Inc	2,654	165
		130,751

			Vulcan Materials Co	12,936	596

Oil Company - Integrated (8.65%)					761

Chevron Corp	694,594	53,164
			Racetracks (0.02%)
ConocoPhillips	675,186	33,881
			International Speedway Corp	5,197	133
Exxon Mobil Corp	992,119	71,105
			Penn National Gaming Inc (a)	11,557	290

Hess Corp	38,530	2,109
					423

Marathon Oil Corp	93,902	3,002

Murphy Oil Corp	25,311	1,548	Real Estate Management & Services (0.02%)

		164,809	Jones Lang LaSalle Inc	7,230	339

Oil Field Machinery & Equipment (0.12%)			Regional Banks (3.64%)

National Oilwell Varco Inc	55,477	2,274	Capital One Financial Corp	91,649	3,354

			Fifth Third Bancorp	82,393	737
Oil Refining & Marketing (0.47%)
			PNC Financial Services Group Inc	54,552	2,670
Frontier Oil Corp	3,980	55
			SunTrust Banks Inc	51,626	987
Valero Energy Corp	495,849	8,975

			US Bancorp	697,853	16,204
		9,030

			Wells Fargo & Co	1,648,884	45,377

Paper & Related Products (0.12%)					69,329

International Paper Co	54,962	1,226
			Reinsurance (0.26%)
MeadWestvaco Corp	29,612	676
			Allied World Assurance Co Holdings Ltd	8,569	384
Rayonier Inc	7,475	289

			Aspen Insurance Holdings Ltd	14,610	377
		2,191

			Axis Capital Holdings Ltd	18,140	524

Pharmacy Services (0.01%)			Endurance Specialty Holdings Ltd	5,786	208

Omnicare Inc	12,106	262	Everest Re Group Ltd	10,647	932

			PartnerRe Ltd	9,794	749
Pipelines (0.24%)
			Reinsurance Group of America Inc	11,610	535
El Paso Corp	87,615	859
			RenaissanceRe Holdings Ltd	10,784	566
Oneok Inc	18,227	660
			Transatlantic Holdings Inc	4,717	238
Spectra Energy Corp	85,571	1,636
			Validus Holdings Ltd	13,959	353

Williams Cos Inc	76,962	1,451

					4,866

		4,606

See accompanying notes

328

Schedule of Investments LargeCap Value Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Apartments (0.17%)			REITS - Single Tenant (0.02%)
AvalonBay Communities Inc	13,827 $	951	Realty Income Corp	18,053 $	418
BRE Properties Inc	8,866	241
Camden Property Trust	11,539	418	Rental - Auto & Equipment (0.10%)
Equity Residential	31,934	922	Hertz Global Holdings Inc (a)	206,400	1,922
Essex Property Trust Inc	4,747	357
			Retail - Apparel & Shoe (1.07%)
UDR Inc	26,045	375

			Abercrombie & Fitch Co	7,647	251
		3,264

			Chico's FAS Inc (a)	1,897	23
REITS - Diversified (0.11%)			Foot Locker Inc	202,434	2,122
Duke Realty Corp	38,748	435	Gap Inc/The	599,681	12,797
Liberty Property Trust	19,473	572	Ltd Brands Inc	287,157	5,054
Vornado Realty Trust	17,640	1,051	Phillips-Van Heusen Corp	3,147	126

		2,058			20,373

REITS - Healthcare (0.14%)			Retail - Automobile (0.03%)
HCP Inc	31,047	919	AutoNation Inc (a)	11,378	196
Health Care REIT Inc	9,561	424	CarMax Inc (a)	11,066	218
Nationwide Health Properties Inc	4,414	142	Penske Auto Group Inc	4,198	66

Senior Housing Properties Trust	21,286	411			480

Ventas Inc	18,001	722

			Retail - Bookstore (0.00%)
		2,618

			Barnes & Noble Inc	5,096	85
REITS - Hotels (0.06%)
Hospitality Properties Trust	21,137	408	Retail - Building Products (1.04%)
Host Hotels & Resorts Inc	69,322	701	Home Depot Inc	420,799	10,558

		1,109	Lowe's Cos Inc	475,836	9,312

					19,870

REITS - Mortgage (0.08%)
Annaly Capital Management Inc	63,285	1,070	Retail - Computer Equipment (0.00%)
Chimera Investment Corp	116,036	405	GameStop Corp (a)	3,445	84

		1,475

			Retail - Consumer Electronics (0.02%)
REITS - Office Property (0.17%)			RadioShack Corp	18,820	318
Alexandria Real Estate Equities Inc	5,352	290
Boston Properties Inc	13,882	844	Retail - Discount (0.03%)
Brandywine Realty Trust	22,916	219	Big Lots Inc (a)	12,705	318
Corporate Office Properties Trust SBI MD	9,931	330	BJ's Wholesale Club Inc (a)	7,808	274

Douglas Emmett Inc	21,559	254			592

HRPT Properties Trust	38,718	272
			Retail - Drug Store (1.04%)
Mack-Cali Realty Corp	13,868	429
			CVS Caremark Corp	563,357	19,886
SL Green Realty Corp	13,296	515

		3,153	Retail - Jewelry (0.02%)

REITS - Regional Malls (0.07%)			Signet Jewelers Ltd (a)	14,760	372
Simon Property Group Inc	16,158	1,097	Tiffany & Co	1,795	71

Taubman Centers Inc	9,196	280			443

		1,377	Retail - Mail Order (0.01%)

REITS - Shopping Centers (0.07%)			Williams-Sonoma Inc	9,741	183
Federal Realty Investment Trust	8,896	525
			Retail - Major Department Store (0.13%)
Regency Centers Corp	13,852	465
			JC Penney Co Inc	56,218	1,862
Weingarten Realty Investors	18,073	334

			Sears Holdings Corp (a)	8,855	601

		1,324

					2,463

See accompanying notes

329

Schedule of Investments LargeCap Value Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Office Supplies (0.19%)			Telecommunication Equipment - Fiber Optics
Office Depot Inc (a)	603,100 $	3,649	(continued)
			JDS Uniphase Corp (a)	17,482$	98

Retail - Regional Department Store (0.39%)					23,485

Kohl's Corp (a)	3,320	190	Telecommunication Services (0.04%)
Macy's Inc	406,236	7,137	Amdocs Ltd (a)	29,612	746

		7,327

			Telephone - Integrated (4.82%)
Retail - Restaurants (0.42%)
			AT&T Inc	2,502,673	64,244
Yum! Brands Inc	243,000	8,007
			CenturyTel Inc	34,268	1,112

Satellite Telecommunications (0.01%)			Frontier Communications Corp	30,545	219
EchoStar Holding Corp (a)	6,559	119	Qwest Communications International Inc	254,896	915
			Sprint Nextel Corp (a)	2,806,509	8,307
Savings & Loans - Thrifts (0.13%)			Verizon Communications Inc	559,370	16,552
First Niagara Financial Group Inc	25,922	333	Windstream Corp	40,523	391

Hudson City Bancorp Inc	36,033	474			91,740

New York Community Bancorp Inc	59,758	645
			Television (0.43%)
People's United Financial Inc	59,769	958
			CBS Corp	689,876	8,120
TFS Financial Corp	12,688	148

		2,558	Theaters (0.00%)

Schools (0.03%)			Regal Entertainment Group	6,852	86
Career Education Corp (a)	916	19
Washington Post Co/The	1,060	458	Tobacco (1.29%)

			Altria Group Inc	266,900	4,833
		477

			Lorillard Inc	3,403	264
Semiconductor Component - Integrated Circuits (0.04%)			Philip Morris International Inc	263,551	12,482
Atmel Corp (a)	78,034	290	Reynolds American Inc	143,764	6,970

Integrated Device Technology Inc (a)	22,519	132			24,549

Marvell Technology Group Ltd (a)	8,908	122
Maxim Integrated Products Inc	8,490	142	Tools - Hand Held (0.15%)

			Black & Decker Corp	43,503	2,054
		686

			Snap-On Inc	7,237	265
Semiconductor Equipment (0.12%)			Stanley Works/The	13,685	619

Applied Materials Inc	138,015	1,684			2,938

KLA-Tencor Corp	17,581	571

		2,255	Toys (0.03%)

			Hasbro Inc	8,748	239
Steel - Producers (0.71%)			Mattel Inc	13,900	263

AK Steel Holding Corp	194,515	3,087			502

Nucor Corp	226,660	9,032
Reliance Steel & Aluminum Co	10,888	397	Transport - Marine (0.05%)
			Frontline Ltd/Bermuda	8,919	208
Schnitzer Steel Industries Inc	780	34
			Kirby Corp (a)	7,391	250
Steel Dynamics Inc	37,244	499
			Overseas Shipholding Group Inc	4,048	159
United States Steel Corp	14,847	512

			Tidewater Inc	8,945	372

		13,561

					989

Telecommunication Equipment (0.06%)
CommScope Inc (a)	16,198	438	Transport - Rail (0.80%)
			Burlington Northern Santa Fe Corp	31,102	2,342
Harris Corp	4,971	207
			CSX Corp	46,324	1,954
Tellabs Inc (a)	68,506	412

			Norfolk Southern Corp	37,789	1,762
		1,057

			Union Pacific Corp	167,578	9,240

Telecommunication Equipment - Fiber Optics (1.23%)					15,298

Corning Inc	1,600,784	23,387

See accompanying notes

330

Schedule of Investments
LargeCap Value Fund III
October 31, 2009

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Transport - Services (0.54%)			Diversified Banking Institutions (continued)
FedEx Corp	141,295 $	10,271	Investment in Joint Trading Account;
UTI Worldwide Inc	1,358	17	Morgan Stanley Repurchase Agreement;

			0.06% dated 10/30/09 maturing 11/02/09
		10,288

			(collateralized by Sovereign Agency
Transport - Truck (0.01%)			Issues; $9,930,000; 0.88% - 4.75%; dated
Con-way Inc	5,674	187	12/10/10 - 07/01/19)	$ 9,735$	9,735

					38,940

Vitamins & Nutrition Products (0.01%)			TOTAL REPURCHASE AGREEMENTS	$ 38,940

Mead Johnson Nutrition Co	2,979	125
			Total Investments	$ 1,920,703
Water (0.03%)			Liabilities in Excess of Other Assets, Net - (0.83)%		(15,828)

American Water Works Co Inc	9,493	180	TOTAL NET ASSETS - 100.00%	$ 1,904,875

Aqua America Inc	23,541	364

		544

			(a) Non-Income Producing Security
Wireless Equipment (0.78%)
Motorola Inc	1,150,273	9,858	Unrealized Appreciation (Depreciation)
Nokia OYJ ADR	396,200	4,996	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

		14,854	of investments held by the fund as of the period end were as follows:

TOTAL COMMON STOCKS	$ 1,881,763		Unrealized Appreciation	$ 231,809

	Principal		Unrealized Depreciation		(231,179)

	Amount	Value	Net Unrealized Appreciation (Depreciation)		630
	(000's)	(000's)	Cost for federal income tax purposes		1,920,073

REPURCHASE AGREEMENTS (2.04%)			All dollar amounts are shown in thousands (000's)
Diversified Banking Institutions (2.04%)
Investment in Joint Trading Account; Bank			Portfolio Summary (unaudited)

of America Repurchase Agreement; 0.06%			Sector		Percent

dated 10/30/09 maturing 11/02/09
			Financial		22.78%
(collateralized by Sovereign Agency
			Energy		17.52%
Issues; $9,930,000; 0.00% - 5.75%; dated
			Consumer, Non-cyclical		15.39%
11/02/09 - 07/15/32)	$ 9,735$	9,735	Communications		14.56%
Investment in Joint Trading Account; Credit			Industrial		11.07%
Suisse Repurchase Agreement; 0.06%			Consumer, Cyclical		7.02%
dated 10/30/09 maturing 11/02/09			Technology		5.13%
(collateralized by US Treasury Notes;			Utilities		4.02%
$9,930,000; 1.38% - 2.00%; dated			Basic Materials		3.34%
02/28/10 - 09/15/12)	9,735	9,735	Liabilities in Excess of Other Assets, Net		(0.83%)

Investment in Joint Trading Account;			TOTAL NET ASSETS		100.00%

Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09			Other Assets Summary (unaudited)

(collateralized by Sovereign Agency			Asset Type		Percent

Issues; $9,930,000; 1.88% - 3.75%; dated
			Futures		1.93%
12/06/10 - 08/24/12)	9,735	9,735
See accompanying notes

331

Schedule of Investments
LargeCap Value Fund III
October 31, 2009

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2009	Buy	142	$ 37,553	$ 36,672	$ (881)
All dollar amounts are shown in thousands (000's)

See accompanying notes

332

Schedule of Investments MidCap Blend Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.45%)			COMMON STOCKS (continued)
Advertising Sales (0.23%)			Diversified Manufacturing Operations (0.79%)
Lamar Advertising Co (a)	102,512 $	2,491	Tyco International Ltd	256,841 $	8,617

Aerospace & Defense Equipment (1.57%)			Diversified Operations (1.48%)
Alliant Techsystems Inc (a)	220,736	17,169	Onex Corp (a)	716,468	16,163

Applications Software (2.58%)			E-Commerce - Services (0.65%)
Intuit Inc (a)	297,433	8,646	Liberty Media Corp - Interactive (a)	626,324	7,103
Microsoft Corp	708,934	19,659

		28,305	Electric - Generation (0.85%)

			AES Corp/The	709,815	9,277
Beverages - Non-Alcoholic (1.72%)
PepsiCo Inc	312,071	18,896	Electric - Integrated (2.58%)
			Allegheny Energy Inc	530,516	12,106
Broadcasting Services & Programming (6.57%)
			Ameren Corp	49,793	1,212
Discovery Communications Inc - A Shares (a)	860,226	23,656
			Constellation Energy Group Inc	278,851	8,622
Discovery Communications Inc - C Shares (a)	424,137	10,188
			SCANA Corp	187,452	6,344

Liberty Global Inc - A Shares (a)	662,533	13,602
					28,284

Liberty Global Inc - B Shares (a)	338,909	6,975
Liberty Media Corp - Capital Series A (a)	845,056	17,484	Electric - Transmission (0.04%)

		71,905	Brookfield Infrastructure Partners LP	27,148	394

Cable/Satellite TV (1.85%)			Electronic Components - Miscellaneous (0.83%)
DISH Network Corp (a)	1,165,344	20,277	Gentex Corp	567,677	9,089

Commercial Services (2.53%)			Electronic Components - Semiconductors (0.33%)
Iron Mountain Inc (a)	1,133,477	27,691	Microchip Technology Inc	151,306	3,625

Commercial Services - Finance (2.92%)			Energy - Alternate Sources (2.40%)
Automatic Data Processing Inc	105,176	4,186	Covanta Holding Corp (a)	1,529,713	26,281
Lender Processing Services Inc	299,528	11,921
Paychex Inc	119,249	3,388	Food - Miscellaneous/Diversified (1.38%)
Western Union Co/The	688,229	12,505	Kellogg Co	292,747	15,088

		32,000

			Food - Wholesale & Distribution (1.77%)
Consulting Services (1.92%)			Sysco Corp	734,077	19,416
SAIC Inc (a)	1,185,161	20,989
			Gas - Distribution (0.81%)
Consumer Products - Miscellaneous (1.89%)			National Fuel Gas Co	195,827	8,879
Clorox Co	349,677	20,711
			Gold Mining (3.60%)
Data Processing & Management (3.40%)			Franco-Nevada Corp	402,528	10,007
Broadridge Financial Solutions Inc	326,444	6,793	Newmont Mining Corp	666,716	28,976
Dun & Bradstreet Corp	210,646	16,127	Royal Gold Inc	10,127	447

Fidelity National Information Services Inc	659,361	14,348			39,430

		37,268

			Independent Power Producer (1.08%)
Dental Supplies & Equipment (0.96%)			Calpine Corp (a)	1,049,848	11,800
DENTSPLY International Inc	318,421	10,495
			Insurance Brokers (2.53%)
Distribution & Wholesale (0.13%)			Aon Corp	230,084	8,861
Fastenal Co	42,232	1,457	Brown & Brown Inc	553,320	10,164
			Marsh & McLennan Cos Inc	369,302	8,664

					27,689

See accompanying notes

333

Schedule of Investments MidCap Blend Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Companies (0.25%)			Pipelines (continued)
RHJ International (a)	365,861 $	2,707	Williams Cos Inc	946,623 $	17,844

					32,998

Investment Management & Advisory Services (0.67%)
			Property & Casualty Insurance (4.06%)
Ameriprise Financial Inc	211,642	7,338
			Markel Corp (a)	65,972	21,289
Linen Supply & Related Items (2.02%)			Mercury General Corp	216,505	7,894
Cintas Corp	798,207	22,102	Progressive Corp/The	356,514	5,704
			White Mountains Insurance Group Ltd	30,931	9,594

Medical - Drugs (1.52%)					44,481

Valeant Pharmaceuticals International (a)	566,218	16,647
			Real Estate Operator & Developer (1.21%)
			Brookfield Asset Management Inc	502,235	10,497
Medical - HMO (0.76%)
Coventry Health Care Inc (a)	420,746	8,343	Forest City Enterprises Inc	314,052	2,738

					13,235

Medical - Outpatient & Home Medical Care (1.05%)			Reinsurance (2.34%)
Lincare Holdings Inc (a)	365,520	11,481	Everest Re Group Ltd	292,697	25,608

Medical Instruments (1.13%)			Retail - Auto Parts (3.28%)
St Jude Medical Inc (a)	363,399	12,385	O'Reilly Automotive Inc (a)	964,754	35,966

Medical Laboratory & Testing Service (2.97%)			Retail - Automobile (0.44%)
Laboratory Corp of America Holdings (a)	471,707	32,496	Copart Inc (a)	151,227	4,865

Medical Products (1.52%)			Retail - Discount (0.45%)
Covidien PLC	396,034	16,681	Costco Wholesale Corp	86,464	4,916

Motion Pictures & Services (0.09%)			Retail - Major Department Store (1.08%)
Ascent Media Corp (a)	43,593	1,011	TJX Cos Inc	315,694	11,791

Multi-Line Insurance (2.46%)			Retail - Restaurants (1.24%)
Loews Corp	814,510	26,960	McDonald's Corp	224,855	13,179
			Yum! Brands Inc	13,863	457

Multimedia (2.14%)
					13,636

Liberty Media Corp - Entertainment (a)	761,983	23,484
			Satellite Telecommunications (0.64%)
Oil - Field Services (0.31%)			EchoStar Holding Corp (a)	387,747	7,042
Weatherford International Ltd (a)	194,533	3,410
			Schools (0.91%)
Oil & Gas Drilling (0.68%)			Washington Post Co/The	22,997	9,935
Nabors Industries Ltd (a)	358,826	7,474
			Telephone - Integrated (1.18%)
Oil Company - Exploration & Production (9.09%)			Telephone & Data Systems Inc - Special
Cimarex Energy Co	485,163	18,999	Shares	273,558	7,550
Encore Acquisition Co (a)	652,264	24,179	Telephone & Data Systems Inc	181,700	5,382

EOG Resources Inc	173,187	14,142			12,932

EQT Corp	461,192	19,306	Textile - Home Furnishings (0.44%)
Newfield Exploration Co (a)	79,688	3,269	Mohawk Industries Inc (a)	111,767	4,787
Questar Corp	405,378	16,150
Rosetta Resources Inc (a)	263,386	3,564	Transport - Truck (0.13%)

		99,609	Heartland Express Inc	106,280	1,445

Pipelines (3.01%)
Spectra Energy Corp	792,601	15,154

See accompanying notes

334

Schedule of Investments MidCap Blend Fund October 31, 2009

			Portfolio Summary (unaudited)

			Sector	Percent

	Shares	Value
	Held	(000's)	Consumer, Non-cyclical	24.95%

			Energy	15.50%
COMMON STOCKS (continued)			Communications	15.25%
Wireless Equipment (1.99%)			Financial	15.00%
American Tower Corp (a)	590,895$	21,757	Consumer, Cyclical	9.18%

			Technology	6.32%
TOTAL COMMON STOCKS	$ 1,078,311		Utilities	5.35%

	Principal		Basic Materials	3.60%
			Industrial	3.32%
	Amount	Value	Diversified	1.47%

	(000's)	(000's)	Other Assets in Excess of Liabilities, Net	0.06%

REPURCHASE AGREEMENTS (1.49%)			TOTAL NET ASSETS	100.00%

Diversified Banking Institutions (1.49%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $4,155,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 4,073$	4,073
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$4,155,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	4,073	4,073
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $4,155,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	4,073	4,073
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $4,155,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	4,073	4,073

		16,292

TOTAL REPURCHASE AGREEMENTS	$ 16,292

Total Investments	$ 1,094,603
Other Assets in Excess of Liabilities, Net - 0.06%		608

TOTAL NET ASSETS - 100.00%	$ 1,095,211

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 93,441
Unrealized Depreciation	(138,015)

Net Unrealized Appreciation (Depreciation)	(44,574)
Cost for federal income tax purposes	1,139,177
All dollar amounts are shown in thousands (000's)

See accompanying notes

335

Schedule of Investments MidCap Growth Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.69%)			COMMON STOCKS (continued)
Aerospace & Defense (0.17%)			Beverages - Wine & Spirits (0.10%)
Rockwell Collins Inc	30,348 $	1,529	Brown-Forman Corp	22,664 $	1,106
TransDigm Group Inc	10,971	430

		1,959	Brewery (0.01%)

			Molson Coors Brewing Co	2,075	102
Aerospace & Defense Equipment (0.46%)
Alliant Techsystems Inc (a)	25,960	2,019	Broadcasting Services & Programming (0.15%)
Goodrich Corp	60,630	3,295	Discovery Communications Inc - C Shares (a)	49,360	1,186

		5,314	Scripps Networks Interactive	14,761	557

Agricultural Chemicals (0.60%)					1,743

CF Industries Holdings Inc	82,646	6,880	Building - Residential & Commercial (1.00%)
			DR Horton Inc	525,080	5,755
Airlines (0.57%)
			NVR Inc (a)	2,382	1,577
Allegiant Travel Co (a)	24,150	911
			Pulte Homes Inc	460,030	4,145

Continental Airlines Inc (a)	279,980	3,220
					11,477

Copa Holdings SA	30,622	1,293
Delta Air Lines Inc (a)	151,313	1,080	Building & Construction Products -

			Miscellaneous (0.01%)
		6,504

			Armstrong World Industries Inc (a)	2,581	96
Apparel Manufacturers (1.43%)
Coach Inc	374,476	12,346	Building Products - Air & Heating (0.15%)
Polo Ralph Lauren Corp	44,485	3,311	Lennox International Inc	52,693	1,774
VF Corp	10,115	719

			Building Products - Wood (0.05%)
		16,376

			Masco Corp	46,725	549
Applications Software (1.17%)
Citrix Systems Inc (a)	29,948	1,101	Cable/Satellite TV (0.40%)
Intuit Inc (a)	66,965	1,946	Cablevision Systems Corp	164,750	3,783
Nuance Communications Inc (a)	33,254	436	DISH Network Corp (a)	44,975	782

Red Hat Inc (a)	39,169	1,011			4,565

Salesforce.com Inc (a)	158,322	8,985	Casino Hotels (0.70%)

		13,479	Las Vegas Sands Corp (a)	36,000	543

Audio & Video Products (0.15%)			Wynn Resorts Ltd (a)	138,690	7,520

Harman International Industries Inc	45,200	1,700			8,063

			Casino Services (0.17%)
Auto - Medium & Heavy Duty Trucks (0.20%)
			Bally Technologies Inc (a)	31,800	1,253
Navistar International Corp (a)	70,298	2,330
			International Game Technology	40,768	727

Auto/Truck Parts & Equipment - Original (0.08%)					1,980

BorgWarner Inc	17,030	516	Cellular Telecommunications (0.35%)
WABCO Holdings Inc	15,658	372	MetroPCS Communications Inc (a)	51,252	319

		888	Millicom International Cellular SA (a)	51,970	3,256

Batteries & Battery Systems (0.84%)			NII Holdings Inc (a)	17,176	463

Energizer Holdings Inc (a)	158,806	9,667			4,038

			Chemicals - Diversified (0.11%)
Beverages - Non-Alcoholic (0.72%)			Celanese Corp	27,460	754
Coca-Cola Enterprises Inc	125,851	2,400
			FMC Corp	10,228	522

Hansen Natural Corp (a)	142,444	5,149
					1,276

Pepsi Bottling Group Inc	18,616	697

		8,246	Chemicals - Specialty (1.42%)

			Albemarle Corp	1,484	47
			Ashland Inc	39,604	1,368

See accompanying notes

336

Schedule of Investments MidCap Growth Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Specialty (continued)			Computer Aided Design (continued)
Ecolab Inc	167,793 $	7,376	Autodesk Inc (a)	25,544 $	637

International Flavors & Fragrances Inc	60,815	2,316			1,222

Lubrizol Corp	40,667	2,707
			Computer Services (0.62%)
Sigma-Aldrich Corp	30,276	1,572	Affiliated Computer Services Inc (a)	42,288	2,203
Terra Industries Inc	29,224	929	Cognizant Technology Solutions Corp (a)	80,550	3,113

		16,315	DST Systems Inc (a)	31,000	1,293

Coal (0.97%)			IHS Inc (a)	9,057	469

Alpha Natural Resources Inc (a)	22,791	774			7,078

Consol Energy Inc	206,893	8,857
			Computers - Integrated Systems (0.95%)
Massey Energy Co	19,218	559	Brocade Communications Systems Inc (a)	512,780	4,400
Peabody Energy Corp	3,150	125	Diebold Inc	44,800	1,355
Walter Energy Inc	13,941	816	Micros Systems Inc (a)	57,748	1,554

		11,131	NCR Corp (a)	212,966	2,162

Coatings & Paint (0.17%)			Teradata Corp (a)	53,989	1,505

RPM International Inc	19,249	339			10,976

Sherwin-Williams Co/The	27,639	1,577

			Computers - Memory Devices (2.10%)
		1,916	NetApp Inc (a)	512,236	13,856

Coffee (0.40%)			SanDisk Corp (a)	72,682	1,488
Green Mountain Coffee Roasters Inc (a)	68,870	4,583	Seagate Technology	234,119	3,266
			Western Digital Corp (a)	163,022	5,491

Commercial Banks (0.03%)					24,101

BOK Financial Corp	1,949	84
			Consulting Services (0.40%)
Commerce Bancshares Inc	5,854	224

			FTI Consulting Inc (a)	14,174	578
		308

			Genpact Ltd (a)	17,803	212
Commercial Services (0.27%)			SAIC Inc (a)	187,101	3,314
Alliance Data Systems Corp (a)	8,789	483	Watson Wyatt Worldwide Inc	10,321	450

Convergys Corp (a)	129,800	1,408			4,554

Iron Mountain Inc (a)	29,834	729
			Consumer Products - Miscellaneous (0.37%)
Weight Watchers International Inc	20,170	535

			Clorox Co	39,058	2,313
		3,155

			Scotts Miracle-Gro Co/The	47,564	1,932

Commercial Services - Finance (1.92%)					4,245

Equifax Inc	18,975	519
			Containers - Metal & Glass (0.43%)
Global Payments Inc	193,288	9,516
			Ball Corp	43,190	2,131
H&R Block Inc	120,956	2,218
			Crown Holdings Inc (a)	72,911	1,943
Interactive Data Corp	4,576	120
			Owens-Illinois Inc (a)	26,395	841

Lender Processing Services Inc	19,806	788
					4,915

Moody's Corp	106,199	2,515
Morningstar Inc (a)	5,481	280	Containers - Paper & Plastic (0.27%)
Paychex Inc	53,226	1,512	Packaging Corp of America	2,888	53
SEI Investments Co	21,861	382	Pactiv Corp (a)	129,976	3,001

Total System Services Inc	133,941	2,139			3,054

Western Union Co/The	55,521	1,009	Cosmetics & Toiletries (1.50%)
Wright Express Corp (a)	37,300	1,041	Avon Products Inc	448,767	14,383

		22,039	Estee Lauder Cos Inc/The	66,644	2,832

Computer Aided Design (0.11%)					17,215

ANSYS Inc (a)	14,411	585	Data Processing & Management (1.24%)
			Broadridge Financial Solutions Inc	147,674	3,073

See accompanying notes

337

Schedule of Investments MidCap Growth Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Data Processing & Management (continued)			E-Commerce - Services (continued)
Dun & Bradstreet Corp	18,801 $	1,439	NetFlix Inc (a)	43,656 $	2,333
Fidelity National Information Services Inc	52,915	1,151	Priceline.com Inc (a)	76,711	12,104

Fiserv Inc (a)	186,842	8,571			15,152

		14,234

			Electric - Generation (0.66%)
Decision Support Software (0.58%)			AES Corp/The	578,389	7,560
MSCI Inc (a)	219,560	6,675
			Electric - Integrated (0.81%)
Dental Supplies & Equipment (0.12%)			Allegheny Energy Inc	17,056	389
DENTSPLY International Inc	28,289	932	Constellation Energy Group Inc	81,249	2,512
Patterson Cos Inc (a)	19,142	489	DPL Inc	4,185	106

		1,421	DTE Energy Co	14,800	547

			Integrys Energy Group Inc	43,213	1,495
Diagnostic Equipment (0.10%)
Gen-Probe Inc (a)	27,330	1,140	Northeast Utilities	32,000	738
			NV Energy Inc	149,433	1,713
Diagnostic Kits (0.05%)			PPL Corp	61,966	1,824

Idexx Laboratories Inc (a)	11,241	575			9,324

			Electric - Transmission (0.03%)
Dialysis Centers (0.49%)
			ITC Holdings Corp	9,057	402
DaVita Inc (a)	106,187	5,631
			Electric Products - Miscellaneous (0.17%)
Disposable Medical Products (0.12%)
			AMETEK Inc	17,764	620
CR Bard Inc	18,914	1,420
			Molex Inc	70,444	1,315

Distribution & Wholesale (1.08%)					1,935

Fastenal Co	156,043	5,383	Electronic Components - Miscellaneous (0.40%)
Ingram Micro Inc (a)	56,700	1,001	AVX Corp	36,125	409
LKQ Corp (a)	23,102	399	Garmin Ltd	56,902	1,722
Tech Data Corp (a)	27,700	1,065	Jabil Circuit Inc	167,290	2,238
WESCO International Inc (a)	62,443	1,596	Vishay Intertechnology Inc (a)	39,196	244

WW Grainger Inc	31,666	2,968			4,613

		12,412

			Electronic Components - Semiconductors (3.50%)
Diversified Manufacturing Operations (1.19%)			Altera Corp	58,392	1,155
Brink's Co/The	12,763	303	Broadcom Corp (a)	394,612	10,501
Carlisle Cos Inc	39,510	1,226	Cree Inc (a)	14,955	630
Cooper Industries PLC	19,931	771	Intersil Corp	17,618	221
Crane Co	37,187	1,036	MEMC Electronic Materials Inc (a)	36,958	459
Dover Corp	25,298	953	Microchip Technology Inc	27,384	656
ITT Corp	20,021	1,015	Micron Technology Inc (a)	1,489,961	10,117
Leggett & Platt Inc	27,766	537	National Semiconductor Corp	44,784	579
Parker Hannifin Corp	113,990	6,037	Netlogic Microsystems Inc (a)	93,149	3,541
Pentair Inc	7,780	226	NVIDIA Corp (a)	158,353	1,894
SPX Corp	7,613	402	ON Semiconductor Corp (a)	83,654	560
Teleflex Inc	23,900	1,189	PMC - Sierra Inc (a)	687,520	5,858

		13,695	QLogic Corp (a)	40,839	716

E-Commerce - Products (0.27%)			Rovi Corp (a)	11,574	319
MercadoLibre Inc (a)	88,260	3,159	Silicon Laboratories Inc (a)	43,838	1,837
			Xilinx Inc	54,549	1,186

E-Commerce - Services (1.32%)					40,229

Expedia Inc (a)	31,531	715

See accompanying notes

338

Schedule of Investments MidCap Growth Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Connectors (0.25%)			Finance - Investment Banker & Broker (1.25%)
Amphenol Corp	28,326 $	1,136	Greenhill & Co Inc	11,002 $	949
Thomas & Betts Corp (a)	49,299	1,687	Investment Technology Group Inc (a)	49,408	1,066

		2,823	Jefferies Group Inc	16,289	425

			Lazard Ltd	14,068	531
Electronic Design Automation (0.17%)
Synopsys Inc (a)	88,683	1,951	optionsXpress Holdings Inc	23,200	363
			Raymond James Financial Inc	6,700	158
Electronic Measurement Instruments (0.23%)			TD Ameritrade Holding Corp (a)	560,583	10,819

Agilent Technologies Inc (a)	56,723	1,403			14,311

FLIR Systems Inc (a)	25,078	698	Finance - Other Services (1.13%)
Trimble Navigation Ltd (a)	23,786	499	IntercontinentalExchange Inc (a)	95,159	9,534

		2,600	NASDAQ OMX Group Inc/The (a)	90,065	1,626

Electronic Parts Distribution (0.33%)			NYSE Euronext	68,650	1,775

Arrow Electronics Inc (a)	77,526	1,965			12,935

Avnet Inc (a)	76,034	1,884	Food - Canned (0.09%)

		3,849	Del Monte Foods Co	99,500	1,075

Electronics - Military (0.07%)
L-3 Communications Holdings Inc	10,772	779	Food - Confectionery (0.06%)
			Hershey Co/The	17,393	657
Engineering - Research & Development Services (1.66%)
Aecom Technology Corp (a)	18,461	466	Food - Dairy Products (0.31%)
EMCOR Group Inc (a)	26,400	624	Dean Foods Co (a)	193,078	3,520
Fluor Corp	108,802	4,833
			Food - Meat Products (0.08%)
Jacobs Engineering Group Inc (a)	37,154	1,571
			Hormel Foods Corp	25,926	945
McDermott International Inc (a)	336,074	7,471
Shaw Group Inc/The (a)	107,988	2,771	Food - Miscellaneous/Diversified (0.33%)
URS Corp (a)	35,886	1,394	Campbell Soup Co	25,370	806

		19,130	ConAgra Foods Inc	11,440	240

Engines - Internal Combustion (0.76%)			HJ Heinz Co	48,220	1,940
Cummins Inc	202,509	8,720	McCormick & Co Inc/MD	24,656	863

					3,849

Enterprise Software & Services (0.91%)
			Food - Retail (1.00%)
BMC Software Inc (a)	100,911	3,750
			Whole Foods Market Inc (a)	359,217	11,516
CA Inc	103,869	2,173
Novell Inc (a)	302,600	1,237	Forestry (0.04%)
Sybase Inc (a)	83,358	3,298	Plum Creek Timber Co Inc	16,349	512

		10,458

			Funeral Services & Related Items (0.01%)
Entertainment Software (0.17%)
			Hillenbrand Inc	6,552	131
Electronic Arts Inc (a)	105,407	1,923
			Garden Products (0.03%)
Filtration & Separation Products (0.18%)
			Toro Co	10,146	376
Donaldson Co Inc	38,780	1,383
Pall Corp	22,817	724

			Gas - Distribution (0.28%)
		2,107	AGL Resources Inc	25,800	902

Finance - Auto Loans (0.01%)			Centerpoint Energy Inc	54,319	685
AmeriCredit Corp (a)	7,514	133	New Jersey Resources Corp	2,900	102
			Sempra Energy	29,565	1,521

Finance - Credit Card (0.13%)					3,210

Discover Financial Services	103,800	1,468

See accompanying notes

339

Schedule of Investments MidCap Growth Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Hazardous Waste Disposal (0.07%)			Internet Security (continued)
Stericycle Inc (a)	16,074 $	842	VeriSign Inc (a)	364,569 $	8,316

					19,615

Hospital Beds & Equipment (0.28%)
			Intimate Apparel (0.30%)
Hill-Rom Holdings Inc	6,912	136
			Warnaco Group Inc/The (a)	84,620	3,430
Kinetic Concepts Inc (a)	91,539	3,038

		3,174

			Investment Management & Advisory Services (2.04%)
Hotels & Motels (0.86%)			Affiliated Managers Group Inc (a)	107,812	6,845
Choice Hotels International Inc	2,230	67	Eaton Vance Corp	38,925	1,105
Marriott International Inc/DE	23,182	581	Federated Investors Inc	45,297	1,189
Starwood Hotels & Resorts Worldwide Inc	315,980	9,182	Invesco Ltd	9,295	197

		9,830	Janus Capital Group Inc	26,080	342

			T Rowe Price Group Inc	261,277	12,732
Human Resources (0.81%)
Hewitt Associates Inc (a)	65,630	2,331	Waddell & Reed Financial Inc	37,187	1,043

Robert Half International Inc	302,069	7,008			23,453

		9,339	Leisure & Recreation Products (0.71%)

			WMS Industries Inc (a)	203,020	8,117
Independent Power Producer (0.07%)
Mirant Corp (a)	53,800	752
			Life & Health Insurance (0.03%)
			Lincoln National Corp	15,437	368
Industrial Audio & Video Products (0.25%)
Dolby Laboratories Inc (a)	68,613	2,878
			Linen Supply & Related Items (0.06%)
			Cintas Corp	23,053	638
Industrial Automation & Robots (0.01%)
Rockwell Automation Inc/DE	3,915	160
			Machinery - Construction & Mining (1.02%)
			Joy Global Inc	167,281	8,432
Industrial Gases (0.39%)
Airgas Inc	101,016	4,481	Terex Corp (a)	160,220	3,240

					11,672

Instruments - Controls (0.10%)			Machinery - General Industry (0.14%)
Mettler-Toledo International Inc (a)	12,376	1,207	IDEX Corp	13,658	388
			Roper Industries Inc	15,174	767
Instruments - Scientific (0.78%)
			Wabtec Corp/DE	13,805	508

PerkinElmer Inc	6,989	130
					1,663

Waters Corp (a)	152,900	8,781

		8,911	Machinery - Print Trade (0.03%)

			Zebra Technologies Corp (a)	15,376	384
Insurance Brokers (0.17%)
Arthur J Gallagher & Co	17,019	380	Machinery - Pumps (0.15%)
Brown & Brown Inc	58,915	1,082	Flowserve Corp	17,937	1,762
Erie Indemnity Co	5,741	203
Marsh & McLennan Cos Inc	11,180	262	Medical - Biomedical/Gene (3.84%)

		1,927	Alexion Pharmaceuticals Inc (a)	214,303	9,517

			Bio-Rad Laboratories Inc (a)	20,002	1,788
Internet Content - Information & News (0.02%)
WebMD Health Corp (a)	5,700	194	Charles River Laboratories International Inc	101,970	3,724
			(a)
			Dendreon Corp (a)	18,296	462
Internet Infrastructure Software (1.30%)
Akamai Technologies Inc (a)	36,160	795	Human Genome Sciences Inc (a)	100,250	1,874
F5 Networks Inc (a)	316,053	14,188	Illumina Inc (a)	205,131	6,585

		14,983	Life Technologies Corp (a)	138,398	6,528

			Millipore Corp (a)	31,359	2,101
Internet Security (1.71%)			Myriad Genetics Inc (a)	18,190	442
McAfee Inc (a)	269,810	11,299
			PDL BioPharma Inc	14,150	119

See accompanying notes

340

Schedule of Investments MidCap Growth Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Medical Products (0.55%)
United Therapeutics Corp (a)	158,072 $	6,725	Henry Schein Inc (a)	52,343 $	2,765
Vertex Pharmaceuticals Inc (a)	125,300	4,205	Hospira Inc (a)	60,666	2,708

		44,070	Varian Medical Systems Inc (a)	20,657	847

					6,320

Medical - Drugs (0.21%)
Cephalon Inc (a)	12,369	675	Metal - Aluminum (0.44%)
Forest Laboratories Inc (a)	41,986	1,162	Alcoa Inc	409,740	5,089
Valeant Pharmaceuticals International (a)	18,439	542

		2,379	Metal - Iron (0.15%)

			Cliffs Natural Resources Inc	49,377	1,756
Medical - Generic Drugs (0.90%)
Mylan Inc/PA (a)	229,394	3,726	Metal Processors & Fabrication (0.99%)
Perrigo Co	15,170	564	Precision Castparts Corp	116,696	11,130
Watson Pharmaceuticals Inc (a)	176,010	6,058	Timken Co	11,700	258

		10,348			11,388

Medical - HMO (1.13%)			Motorcycle/Motor Scooter (0.30%)
Centene Corp (a)	12,900	230	Harley-Davidson Inc	140,320	3,497
CIGNA Corp	261,712	7,286
Coventry Health Care Inc (a)	88,637	1,758	Multi-Line Insurance (0.86%)
Humana Inc (a)	97,768	3,674	CNA Financial Corp (a)	3,365	73

		12,948	Genworth Financial Inc	637,816	6,774

			Hartford Financial Services Group Inc	125,030	3,066

Medical - Hospitals (0.80%)
					9,913

Community Health Systems Inc (a)	141,071	4,413
Health Management Associates Inc (a)	577,795	3,524	Multimedia (0.45%)
Tenet Healthcare Corp (a)	89,975	461	Factset Research Systems Inc	22,617	1,449
Universal Health Services Inc	14,095	784	McGraw-Hill Cos Inc/The	130,350	3,751

		9,182			5,200

Medical - Outpatient & Home Medical Care (0.04%)			Networking Products (1.21%)
Lincare Holdings Inc (a)	15,364	483	Atheros Communications Inc (a)	351,400	8,651
			Juniper Networks Inc (a)	206,030	5,256

Medical - Wholesale Drug Distribution (0.81%)					13,907

AmerisourceBergen Corp	422,648	9,362
			Non-Ferrous Metals (0.27%)
Medical Information Systems (0.40%)			Thompson Creek Metals Co Inc (a)	306,530	3,120
Cerner Corp (a)	43,231	3,287
			Non-Hazardous Waste Disposal (0.04%)
IMS Health Inc	78,654	1,289

			Republic Services Inc	16,879	437
		4,576

Medical Instruments (1.95%)			Office Automation & Equipment (0.10%)
Beckman Coulter Inc	142,114	9,142	Pitney Bowes Inc	35,400	867
Edwards Lifesciences Corp (a)	32,561	2,505	Xerox Corp	34,271	258

Intuitive Surgical Inc (a)	37,070	9,132			1,125

St Jude Medical Inc (a)	35,422	1,207	Oil - Field Services (0.15%)
Techne Corp	7,274	455	Oceaneering International Inc (a)	19,644	1,004

		22,441	Smith International Inc	25,597	710

Medical Laboratory & Testing Service (0.38%)					1,714

Covance Inc (a)	10,488	542	Oil & Gas Drilling (1.38%)
Laboratory Corp of America Holdings (a)	30,915	2,130	Atwood Oceanics Inc (a)	20,291	720
Quest Diagnostics Inc	29,588	1,655	Diamond Offshore Drilling Inc	13,475	1,283

		4,327	ENSCO International Inc	37,793	1,731

See accompanying notes

341

Schedule of Investments
MidCap Growth Fund III
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil & Gas Drilling (continued)			Power Converter & Supply Equipment (0.17%)
Helmerich & Payne Inc	32,996 $	1,254	Hubbell Inc	36,856 $	1,567
Nabors Industries Ltd (a)	303,570	6,323	Sunpower Corp - Class A (a)	16,062	399

Noble Corp	33,743	1,375			1,966

Patterson-UTI Energy Inc	6,212	97
			Printing - Commercial (0.34%)
Pride International Inc (a)	55,444	1,639	RR Donnelley & Sons Co	20,397	409
Rowan Cos Inc	59,604	1,386	VistaPrint NV (a)	67,985	3,471

Seahawk Drilling Inc (a)	1,042	28			3,880

		15,836

			Property & Casualty Insurance (0.06%)
Oil Company - Exploration & Production (2.45%)			Hanover Insurance Group Inc/The	1,076	45
CNX Gas Corp (a)	6,870	192	Progressive Corp/The	19,553	313
Concho Resources Inc/Midland TX (a)	118,190	4,504	WR Berkley Corp	12,567	311

EQT Corp	21,237	889			669

EXCO Resources Inc	20,309	317
Nexen Inc	28,923	621	Protection - Safety (0.09%)
			Brink's Home Security Holdings Inc (a)	31,926	989
Petrohawk Energy Corp (a)	347,978	8,185
Plains Exploration & Production Co (a)	20,802	551
			Publishing - Books (0.12%)
Questar Corp	111,470	4,441
			John Wiley & Sons Inc	39,648	1,396
Range Resources Corp	157,702	7,893
Southwestern Energy Co (a)	10,029	437	Quarrying (0.11%)
St Mary Land & Exploration Co	4,284	146	Compass Minerals International Inc	21,156	1,318

		28,176

			Real Estate Management & Services (0.39%)
Oil Company - Integrated (0.12%)
			CB Richard Ellis Group Inc (a)	436,476	4,518
Murphy Oil Corp	22,815	1,395
			Real Estate Operator & Developer (0.03%)
Oil Field Machinery & Equipment (1.14%)
			St Joe Co/The (a)	15,339	367
Cameron International Corp (a)	270,153	9,987
Dresser-Rand Group Inc (a)	64,463	1,900	Regional Banks (0.39%)
FMC Technologies Inc (a)	23,863	1,255	Fifth Third Bancorp	498,590	4,457

		13,142

Oil Refining & Marketing (0.51%)			Reinsurance (0.40%)
Frontier Oil Corp	116,269	1,611	Axis Capital Holdings Ltd	62,925	1,818
Holly Corp	73,134	2,122	Endurance Specialty Holdings Ltd	40,579	1,461
Tesoro Corp/Texas	152,200	2,152	Reinsurance Group of America Inc	1,607	74

		5,885	Validus Holdings Ltd	50,645	1,281

					4,634

Paper & Related Products (0.03%)
Rayonier Inc	9,996	386	REITS - Diversified (0.70%)
			Digital Realty Trust Inc	177,448	8,008
Pharmacy Services (0.20%)
Omnicare Inc	104,010	2,254	REITS - Healthcare (0.15%)
			HCP Inc	23,755	703
Physical Therapy & Rehabilitation Centers (0.05%)			Health Care REIT Inc	11,675	518
Healthsouth Corp (a)	40,450	591	Nationwide Health Properties Inc	16,170	521

					1,742

Physician Practice Management (0.02%)
			REITS - Office Property (0.01%)
Mednax Inc (a)	4,056	211
			Alexandria Real Estate Equities Inc	2,327	126
Pipelines (0.05%)
			REITS - Shopping Centers (0.01%)
El Paso Corp	54,359	533
			Federal Realty Investment Trust	2,188	129

See accompanying notes

342

Schedule of Investments MidCap Growth Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Storage (0.50%)			Retail - Consumer Electronics (0.12%)
Public Storage	78,003 $	5,741	RadioShack Corp	84,159 $	1,421

Rental - Auto & Equipment (0.04%)			Retail - Discount (0.79%)
Aaron's Inc	13,144	329	Big Lots Inc (a)	2,606	65
Avis Budget Group Inc (a)	11,000	93	BJ's Wholesale Club Inc (a)	54,856	1,922

		422	Dollar Tree Inc (a)	79,744	3,599

			Family Dollar Stores Inc	124,567	3,525

Research & Development (0.04%)
Pharmaceutical Product Development Inc	20,010	431			9,111

			Retail - Jewelry (0.07%)
Respiratory Products (0.13%)			Tiffany & Co	21,422	842
ResMed Inc (a)	30,653	1,508
			Retail - Mail Order (0.02%)
Retail - Apparel & Shoe (3.24%)			Williams-Sonoma Inc	10,819	203
Abercrombie & Fitch Co	12,052	395
Aeropostale Inc (a)	12,367	464	Retail - Major Department Store (0.38%)
American Eagle Outfitters Inc	28,210	493	TJX Cos Inc	115,746	4,323
Chico's FAS Inc (a)	45,914	549
Foot Locker Inc	115,533	1,211	Retail - Pet Food & Supplies (0.05%)
Gap Inc/The	28,611	611	PetSmart Inc	23,356	550
Guess? Inc	252,570	9,231
			Retail - Petroleum Products (0.08%)
Ltd Brands Inc	29,403	517
			World Fuel Services Corp	18,200	925
Nordstrom Inc	196,939	6,259
Phillips-Van Heusen Corp	35,189	1,413	Retail - Restaurants (1.16%)
Ross Stores Inc	94,676	4,167	Brinker International Inc	120,466	1,523
Urban Outfitters Inc (a)	379,055	11,895	Chipotle Mexican Grill Inc (a)	21,815	1,778

		37,205	Darden Restaurants Inc	76,835	2,329

Retail - Auto Parts (0.51%)			Panera Bread Co (a)	112,127	6,725
Advance Auto Parts Inc	75,695	2,820	Tim Hortons Inc	34,383	979

AutoZone Inc (a)	16,034	2,170			13,334

O'Reilly Automotive Inc (a)	22,132	825	Retail - Sporting Goods (0.05%)

		5,815	Dick's Sporting Goods Inc (a)	24,627	559

Retail - Automobile (0.17%)
AutoNation Inc (a)	1,981	34	Rubber - Tires (0.46%)
			Goodyear Tire & Rubber Co/The (a)	415,064	5,346
CarMax Inc (a)	25,474	501
Copart Inc (a)	18,433	593
			Savings & Loans - Thrifts (0.09%)
Penske Auto Group Inc	50,484	791

			Capitol Federal Financial	12,461	378
		1,919

			Hudson City Bancorp Inc	48,200	633

Retail - Bedding (0.80%)					1,011

Bed Bath & Beyond Inc (a)	261,163	9,196
			Schools (0.44%)
			Apollo Group Inc (a)	43,352	2,475
Retail - Bookstore (0.00%)
			Career Education Corp (a)	18,455	385
Barnes & Noble Inc	2,200	37
			Corinthian Colleges Inc (a)	6,000	95
Retail - Catalog Shopping (0.04%)			DeVry Inc	11,354	628
MSC Industrial Direct Co	11,882	512	ITT Educational Services Inc (a)	10,235	925
			Strayer Education Inc	2,589	525

Retail - Computer Equipment (0.06%)					5,033

GameStop Corp (a)	27,355	664
			Semiconductor Component - Integrated Circuits (1.37%)
			Analog Devices Inc	48,166	1,235

See accompanying notes

343

Schedule of Investments MidCap Growth Fund III

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Semiconductor Component - Integrated			Tobacco (0.23%)
Circuits (continued)			Lorillard Inc	28,482 $	2,214
Cypress Semiconductor Corp (a)	157,453 $	1,327
			Reynolds American Inc	8,641	419

Integrated Device Technology Inc (a)	222,114	1,306
					2,633

Linear Technology Corp	82,560	2,137
Marvell Technology Group Ltd (a)	646,345	8,868	Tools - Hand Held (0.39%)
Maxim Integrated Products Inc	50,892	848	Black & Decker Corp	91,690	4,330

		15,721	Snap-On Inc	4,356	159

					4,489

Semiconductor Equipment (2.12%)
ASML Holding NV	233,620	6,293	Toys (0.17%)
Lam Research Corp (a)	282,798	9,536	Hasbro Inc	21,280	580
Tessera Technologies Inc (a)	38,300	847	Marvel Entertainment Inc (a)	9,210	460
Varian Semiconductor Equipment			Mattel Inc	46,010	871

Associates Inc (a)	272,026	7,723			1,911

		24,399	Transport - Marine (0.17%)

Soap & Cleaning Products (0.18%)			Kirby Corp (a)	36,652	1,239
Church & Dwight Co Inc	35,475	2,018	Tidewater Inc	16,348	681

					1,920

Steel - Producers (0.70%)
			Transport - Services (1.06%)
Schnitzer Steel Industries Inc	25,900	1,120
			CH Robinson Worldwide Inc	167,614	9,237
United States Steel Corp	199,190	6,870

			Expeditors International of Washington Inc	34,790	1,121
		7,990

			UTI Worldwide Inc	142,274	1,774

Steel Pipe & Tube (0.04%)					12,132

Valmont Industries Inc	5,824	421
			Transport - Truck (0.25%)
Telecommunication Equipment (0.57%)			Con-way Inc	35,980	1,187
Alcatel-Lucent ADR	1,417,520	5,230	JB Hunt Transport Services Inc	14,542	437
CommScope Inc (a)	15,800	427	Landstar System Inc	34,218	1,206

Harris Corp	20,630	861			2,830

		6,518	Veterinary Diagnostics (0.05%)

Telecommunication Equipment - Fiber Optics (0.15%)			VCA Antech Inc (a)	23,388	557
Ciena Corp (a)	31,300	367
			Vitamins & Nutrition Products (0.18%)
JDS Uniphase Corp (a)	236,835	1,324

			Herbalife Ltd	56,913	1,915
		1,691

			Mead Johnson Nutrition Co	4,780	201

Telecommunication Services (0.09%)					2,116

NeuStar Inc (a)	20,581	475
			Water (0.00%)
tw telecom inc (a)	41,167	519

			American Water Works Co Inc	2,304	44
		994

Telephone - Integrated (0.07%)			Water Treatment Systems (0.04%)
Frontier Communications Corp	37,862	271	Nalco Holding Co	22,848	483
Windstream Corp	56,519	545

		816	Web Hosting & Design (0.04%)

			Equinix Inc (a)	6,096	520
Television (0.01%)
CTC Media Inc (a)	10,051	162	Web Portals (0.13%)
			Sohu.com Inc (a)	27,964	1,555
Therapeutics (0.01%)
Warner Chilcott PLC (a)	7,566	168	Wireless Equipment (0.10%)
			Crown Castle International Corp (a)	17,206	520

See accompanying notes

344

Schedule of Investments MidCap Growth Fund III

October 31, 2009

			Portfolio Summary (unaudited)

			Sector	Percent

	Shares	Value
	Held	(000's)	Consumer, Non-cyclical	22.15%

			Consumer, Cyclical	15.80%
COMMON STOCKS (continued)			Technology	15.51%
Wireless Equipment (continued)			Industrial	13.33%
SBA Communications Corp (a)	21,711 $	612	Financial	10.70%

			Communications	8.47%
		1,132	Energy	6.77%

X-Ray Equipment (0.01%)			Basic Materials	4.44%
			Utilities	1.85%
Hologic Inc (a)	6,940	103	Other Assets in Excess of Liabilities, Net	0.98%

TOTAL COMMON STOCKS	$ 1,110,875		TOTAL NET ASSETS	100.00%

	Principal
			Other Assets Summary (unaudited)

	Amount	Value
	(000's)	(000's)	Asset Type	Percent

			Futures	3.44%
REPURCHASE AGREEMENTS (2.33%)
Diversified Banking Institutions (2.33%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $6,822,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 6,688$	6,688
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$6,822,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	6,688	6,688
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $6,822,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	6,689	6,689
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $6,822,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	6,689	6,689

		26,754

TOTAL REPURCHASE AGREEMENTS	$ 26,754

Total Investments	$ 1,137,629
Other Assets in Excess of Liabilities, Net - 0.98%		11,260

TOTAL NET ASSETS - 100.00%	$ 1,148,889

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 171,307
Unrealized Depreciation	(73,325)

Net Unrealized Appreciation (Depreciation)	97,982
Cost for federal income tax purposes	1,039,647
All dollar amounts are shown in thousands (000's)

See accompanying notes

345

Schedule of Investments
MidCap Growth Fund III
October 31, 2009

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P Mid 400 eMini; December 2009	Buy	602	$ 42,084	$ 39,575	$ (2,509)
All dollar amounts are shown in thousands (000's)

See accompanying notes

346

Schedule of Investments MidCap Value Fund I October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.53%)			COMMON STOCKS (continued)
Advertising Agencies (0.07%)			Beverages - Non-Alcoholic (continued)
Interpublic Group of Cos Inc (a)	138,331 $	833	Dr Pepper Snapple Group Inc	91,515$	2,495
			Hansen Natural Corp (a)	8,126	294
Advertising Sales (0.33%)			Pepsi Bottling Group Inc	6,905	258

Lamar Advertising Co (a)	159,573	3,878			6,310

Aerospace & Defense Equipment (0.27%)			Beverages - Wine & Spirits (0.16%)
Alliant Techsystems Inc (a)	8,181	636	Brown-Forman Corp	3,816	186
BE Aerospace Inc (a)	140,427	2,490	Constellation Brands Inc (a)	103,484	1,637

		3,126			1,823

Agricultural Chemicals (0.02%)			Brewery (0.67%)
CF Industries Holdings Inc	2,100	175	Molson Coors Brewing Co	160,060	7,838

Agricultural Operations (0.26%)			Broadcasting Services & Programming (0.37%)
Bunge Ltd	53,566	3,056	Discovery Communications Inc - C Shares (a)	5,026	121
			Liberty Global Inc - A Shares (a)	130,561	2,680
Airlines (0.55%)			Scripps Networks Interactive	41,627	1,572

AMR Corp (a)	95,500	515			4,373

Continental Airlines Inc (a)	208,125	2,393
			Building - Mobile Home & Manufactured Housing (0.01%)
Delta Air Lines Inc (a)	156,321	1,116
			Thor Industries Inc	4,408	116
Southwest Airlines Co	281,486	2,365

		6,389	Building - Residential & Commercial (1.15%)

Apparel Manufacturers (0.33%)			DR Horton Inc	155,310	1,702
Hanesbrands Inc (a)	41,515	898	KB Home	33,600	477
Jones Apparel Group Inc	50,260	899	Lennar Corp	148,333	1,869
Polo Ralph Lauren Corp	793	59	NVR Inc (a)	10,990	7,278
VF Corp	28,836	2,048	Pulte Homes Inc	193,468	1,743

		3,904	Toll Brothers Inc (a)	19,590	339

					13,408

Appliances (0.11%)
Whirlpool Corp	18,253	1,307	Building & Construction Products -
			Miscellaneous (0.07%)
Applications Software (0.04%)			Armstrong World Industries Inc (a)	2,882	107
Compuware Corp (a)	60,108	424	Owens Corning Inc (a)	11,711	259
			USG Corp (a)	31,100	409

Auto - Medium & Heavy Duty Trucks (0.16%)					775

Navistar International Corp (a)	32,878	1,089
			Building Products - Cement & Aggregate (0.03%)
Oshkosh Corp	24,884	778	Martin Marietta Materials Inc	4,097	341

		1,867

Auto/Truck Parts & Equipment - Original (0.56%)			Building Products - Wood (0.07%)
Autoliv Inc	44,894	1,507	Masco Corp	74,315	873
Federal Mogul Corp (a)	16,982	189
			Cable/Satellite TV (1.03%)
Johnson Controls Inc	148,104	3,543
			Cablevision Systems Corp	97,383	2,236
TRW Automotive Holdings Corp (a)	79,479	1,244
			DISH Network Corp (a)	564,700	9,826

WABCO Holdings Inc	1,842	44

					12,062

		6,527

			Casino Hotels (0.05%)
Batteries & Battery Systems (0.01%)
			Wynn Resorts Ltd (a)	10,215	554
Energizer Holdings Inc (a)	2,774	169
			Casino Services (0.02%)
Beverages - Non-Alcoholic (0.54%)
			International Game Technology	12,163	217
Coca-Cola Enterprises Inc	171,094	3,263

See accompanying notes

347

Schedule of Investments
MidCap Value Fund I
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cellular Telecommunications (0.23%)			Commercial Banks (continued)
Leap Wireless International Inc (a)	40,530 $	536	Whitney Holding Corp/LA	52,433 $	421
MetroPCS Communications Inc (a)	140,029	872	Zions Bancorporation	59,418	841

NII Holdings Inc (a)	46,942	1,264			22,548

		2,672

			Commercial Services (0.26%)
Chemicals - Diversified (1.29%)			Convergys Corp (a)	99,108	1,075
Celanese Corp	97,628	2,680	Iron Mountain Inc (a)	18,442	451
FMC Corp	122,209	6,245	Quanta Services Inc (a)	33,002	700
Huntsman Corp.	479,460	3,812	Weight Watchers International Inc	28,985	768

PPG Industries Inc	41,842	2,361			2,994

		15,098

			Commercial Services - Finance (0.09%)
Chemicals - Specialty (0.85%)			Equifax Inc	6,789	186
Albemarle Corp	15,131	478	Interactive Data Corp	4,583	121
Ashland Inc	25,548	882	Morningstar Inc (a)	11,839	604
Cabot Corp	58,437	1,282	Total System Services Inc	11,212	179

Cytec Industries Inc	65,186	2,162			1,090

Eastman Chemical Co	26,163	1,374
			Computer Aided Design (0.42%)
International Flavors & Fragrances Inc	21,762	829	ANSYS Inc (a)	9,357	379
Lubrizol Corp	2,047	136	Parametric Technology Corp (a)	302,598	4,512

Terra Industries Inc	88,838	2,822			4,891

		9,965

			Computer Services (0.43%)
Coal (0.10%)			Affiliated Computer Services Inc (a)	32,736	1,705
Arch Coal Inc	48,472	1,050	Computer Sciences Corp (a)	54,556	2,766
Massey Energy Co	4,198	122	DST Systems Inc (a)	11,693	488

		1,172			4,959

Coatings & Paint (0.24%)			Computers (0.19%)
RPM International Inc	84,381	1,487	Dell Inc (a)	79,555	1,153
Sherwin-Williams Co/The	3,575	204	Sun Microsystems Inc (a)	124,921	1,022

Valspar Corp	44,627	1,132			2,175

		2,823

			Computers - Integrated Systems (0.21%)
Commercial Banks (1.93%)			Brocade Communications Systems Inc (a)	36,311	312
Associated Banc-Corp	113,147	1,449	Diebold Inc	2,066	62
Bancorpsouth Inc	41,687	941	NCR Corp (a)	35,017	355
Bank of Hawaii Corp	50,481	2,241	Teradata Corp (a)	60,993	1,701

BOK Financial Corp	3,351	144			2,430

City National Corp/CA	10,164	383
Commerce Bancshares Inc	30,418	1,167	Computers - Memory Devices (0.20%)
			SanDisk Corp (a)	102,831	2,106
Cullen/Frost Bankers Inc	37,738	1,766
			Western Digital Corp (a)	5,501	185

First Citizens BancShares Inc/NC	1,485	221
First Horizon National Corp (a)	132,523	1,568			2,291

Fulton Financial Corp	44,036	364	Computers - Peripheral Equipment (0.34%)
M&T Bank Corp	49,063	3,084	Lexmark International Inc (a)	154,906	3,950
Marshall & Ilsley Corp	654,170	3,480
Popular Inc	238,300	515	Consulting Services (0.05%)
Regions Financial Corp	617,445	2,988	Genpact Ltd (a)	27,696	330
Synovus Financial Corp	138,700	308	SAIC Inc (a)	13,237	234

TCF Financial Corp	29,986	355			564

Valley National Bancorp	23,453	312

See accompanying notes

348

Schedule of Investments MidCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Consumer Products - Miscellaneous (1.26%)			Diversified Manufacturing Operations (2.74%)
Clorox Co	110,104 $	6,521	3M Co	13,028 $	959
Fortune Brands Inc	175,931	6,853	Brink's Co/The	11,392	270
Jarden Corp	48,695	1,334	Carlisle Cos Inc	45,057	1,399

		14,708	Cooper Industries PLC	79,146	3,062

			Crane Co	26,942	750
Containers - Metal & Glass (0.13%)
Ball Corp	7,716	381	Dover Corp	9,084	342
Greif Inc	16,277	871	Eaton Corp	138,515	8,373
Owens-Illinois Inc (a)	7,867	251	Harsco Corp	5,396	170

		1,503	Ingersoll-Rand PLC	15,213	481

			ITT Corp	27,564	1,398
Containers - Paper & Plastic (0.87%)			Leggett & Platt Inc	67,060	1,296
Bemis Co Inc	65,123	1,682
			Parker Hannifin Corp	117,772	6,237
Packaging Corp of America	75,940	1,388
			Pentair Inc	103,206	3,003
Pactiv Corp (a)	161,900	3,738
			SPX Corp	8,053	425
Sealed Air Corp	27,159	522
			Textron Inc	131,507	2,338
Sonoco Products Co	43,189	1,156
			Trinity Industries Inc	88,908	1,501

Temple-Inland Inc	108,272	1,673

					32,004

		10,159

			Diversified Operations (0.08%)
Cosmetics & Toiletries (0.14%)			Leucadia National Corp	43,565	979
Alberto-Culver Co	3,155	85
Avon Products Inc	49,589	1,589	E-Commerce - Services (1.35%)

		1,674	Expedia Inc (a)	4,299	98

Cruise Lines (0.11%)			IAC/InterActiveCorp (a)	464,462	8,797
Royal Caribbean Cruises Ltd	64,919	1,313	Liberty Media Corp - Interactive (a)	605,757	6,869

					15,764

Data Processing & Management (0.06%)
			Electric - Generation (0.03%)
Broadridge Financial Solutions Inc	13,051	272
			AES Corp/The	29,906	391
Fidelity National Information Services Inc	19,451	423

		695	Electric - Integrated (7.88%)

Dental Supplies & Equipment (0.13%)			Alliant Energy Corp	85,026	2,258
DENTSPLY International Inc	26,441	871	Ameren Corp	162,224	3,948
Patterson Cos Inc (a)	26,901	687	American Electric Power Co Inc	215,168	6,502

		1,558	CMS Energy Corp	327,218	4,352

			Consolidated Edison Inc	103,024	4,191
Diagnostic Kits (0.07%)
			Constellation Energy Group Inc	6,948	215
Idexx Laboratories Inc (a)	16,682	853
			DPL Inc	272,627	6,908
Dialysis Centers (0.07%)			DTE Energy Co	29,274	1,083
DaVita Inc (a)	15,469	820	Duke Energy Corp	144,160	2,281
			Edison International	282,748	8,997
Disposable Medical Products (0.26%)			Entergy Corp	14,738	1,131
CR Bard Inc	40,356	3,030	Exelon Corp	24,146	1,134
			FirstEnergy Corp	89,546	3,876
Distribution & Wholesale (0.59%)			FPL Group Inc	43,766	2,149
Fastenal Co	34,913	1,204	Great Plains Energy Inc	147,622	2,554
Genuine Parts Co	26,458	926	Hawaiian Electric Industries Inc	93,602	1,671
Ingram Micro Inc (a)	120,109	2,120	Integrys Energy Group Inc	17,598	609
Tech Data Corp (a)	64,811	2,491	MDU Resources Group Inc	126,485	2,625
WESCO International Inc (a)	4,888	125	Northeast Utilities	67,766	1,562

		6,866	NSTAR	18,624	576

See accompanying notes

349

Schedule of Investments MidCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Electronic Measurement Instruments
NV Energy Inc	243,237 $	2,787	(continued)
			Trimble Navigation Ltd (a)	36,221 $	760

OGE Energy Corp	60,536	2,011
					1,646

Pepco Holdings Inc	136,557	2,039
Pinnacle West Capital Corp	92,949	2,911	Electronic Parts Distribution (0.25%)
PPL Corp	286,426	8,432	Arrow Electronics Inc (a)	62,808	1,591
Progress Energy Inc	99,689	3,741	Avnet Inc (a)	52,848	1,310

Public Service Enterprise Group Inc	21,772	649			2,901

SCANA Corp	82,502	2,792	Electronics - Military (0.23%)
TECO Energy Inc	112,264	1,610	L-3 Communications Holdings Inc	37,188	2,688
Westar Energy Inc	15,642	299
Wisconsin Energy Corp	42,791	1,869	Energy - Alternate Sources (0.03%)
Xcel Energy Inc	224,287	4,226	Covanta Holding Corp (a)	21,707	373

		91,988

			Engineering - Research & Development Services (0.19%)
Electric Products - Miscellaneous (0.03%)
			KBR Inc	27,605	565
Molex Inc	20,846	389
			Shaw Group Inc/The (a)	25,002	641
			URS Corp (a)	26,884	1,045

Electronic Components - Miscellaneous (0.16%)
AVX Corp	9,595	109			2,251

Garmin Ltd	4,994	151	Engines - Internal Combustion (0.46%)
Jabil Circuit Inc	22,454	300	Cummins Inc	124,383	5,356
Vishay Intertechnology Inc (a)	208,138	1,297

		1,857	Enterprise Software & Services (0.06%)

			CA Inc	21,837	457
Electronic Components - Semiconductors (1.02%)
			Novell Inc (a)	47,278	193

Advanced Micro Devices Inc (a)	186,590	858
					650

Altera Corp	43,421	859
Broadcom Corp (a)	26,615	708	Fiduciary Banks (0.08%)
Fairchild Semiconductor International Inc (a)	85,278	638	State Street Corp	16,538	694
Intersil Corp	132,219	1,659	Wilmington Trust Corp	17,500	211

LSI Corp (a)	113,313	580			905

Micron Technology Inc (a)	271,541	1,844	Finance - Auto Loans (0.02%)
National Semiconductor Corp	38,489	498	AmeriCredit Corp (a)	15,034	265
ON Semiconductor Corp (a)	204,095	1,366
PMC - Sierra Inc (a)	54,423	464	Finance - Consumer Loans (0.64%)
QLogic Corp (a)	127,150	2,230	SLM Corp (a)	770,523	7,474
Rovi Corp (a)	7,293	201

			Finance - Credit Card (0.33%)
		11,905

			Discover Financial Services	276,315	3,907
Electronic Connectors (0.39%)
Amphenol Corp	104,896	4,208	Finance - Investment Banker & Broker (0.56%)
Thomas & Betts Corp (a)	9,224	316	E*Trade Financial Corp (a)	402,787	588

		4,524	Interactive Brokers Group Inc (a)	9,483	152

			Investment Technology Group Inc (a)	9,681	209
Electronic Design Automation (0.18%)
Cadence Design Systems Inc (a)	70,800	432	Jefferies Group Inc	34,520	901
Synopsys Inc (a)	76,858	1,691	Raymond James Financial Inc	179,735	4,243

		2,123	TD Ameritrade Holding Corp (a)	25,800	498

					6,591

Electronic Measurement Instruments (0.14%)
FLIR Systems Inc (a)	31,877	886	Finance - Other Services (0.24%)
			CME Group Inc	1,626	492
			NASDAQ OMX Group Inc/The (a)	18,457	333
See accompanying notes

350

Schedule of Investments MidCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Other Services (continued)			Gas - Distribution (continued)
NYSE Euronext	76,616 $	1,981	Sempra Energy	67,977 $	3,498

		2,806	Southern Union Co	86,195	1,687

			UGI Corp	19,471	465

Food - Canned (0.13%)
Del Monte Foods Co	140,182	1,514			11,998

			Hazardous Waste Disposal (0.07%)
Food - Confectionery (0.41%)			Stericycle Inc (a)	14,509	760
Hershey Co/The	10,830	409
JM Smucker Co/The	82,624	4,357	Home Decoration Products (0.74%)

		4,766	Newell Rubbermaid Inc	596,965	8,662

Food - Dairy Products (0.08%)
			Hospital Beds & Equipment (0.48%)
Dean Foods Co (a)	49,492	902
			Hill-Rom Holdings Inc	52,468	1,028
			Kinetic Concepts Inc (a)	138,940	4,611

Food - Meat Products (0.42%)
Hormel Foods Corp	48,292	1,761			5,639

Smithfield Foods Inc (a)	66,786	891	Hotels & Motels (0.58%)
Tyson Foods Inc	182,841	2,289	Choice Hotels International Inc	5,062	151

		4,941	Marriott International Inc/DE	26,317	659

			Starwood Hotels & Resorts Worldwide Inc	175,932	5,113
Food - Miscellaneous/Diversified (1.04%)
Campbell Soup Co	10,785	342	Wyndham Worldwide Corp	46,789	798

ConAgra Foods Inc	207,301	4,353			6,721

Corn Products International Inc	38,726	1,091	Human Resources (0.20%)
General Mills Inc	8,580	566	Manpower Inc	21,038	997
HJ Heinz Co	10,380	418	Robert Half International Inc	55,731	1,293

Kellogg Co	42,203	2,175			2,290

McCormick & Co Inc/MD	23,207	813
			Independent Power Producer (0.45%)
Ralcorp Holdings Inc (a)	9,669	519	Calpine Corp (a)	25,600	288
Sara Lee Corp	160,635	1,814	Dynegy Inc (a)	384,786	770

		12,091	Mirant Corp (a)	25,145	352

Food - Retail (0.61%)			NRG Energy Inc (a)	48,165	1,107
Safeway Inc	247,797	5,533	RRI Energy Inc (a)	508,441	2,679

SUPERVALU Inc	98,738	1,567			5,196

		7,100

			Industrial Audio & Video Products (0.04%)
Forestry (0.53%)			Dolby Laboratories Inc (a)	10,844	455
Plum Creek Timber Co Inc	76,940	2,408
Weyerhaeuser Co	103,363	3,756	Industrial Automation & Robots (0.08%)

		6,164	Rockwell Automation Inc/DE	21,572	883

Funeral Services & Related Items (0.15%)			Industrial Gases (0.41%)
Hillenbrand Inc	42,917	858	Airgas Inc	108,735	4,824
Service Corp International/US	137,467	944

		1,802	Instruments - Scientific (0.10%)

			PerkinElmer Inc	60,114	1,119
Gas - Distribution (1.03%)
AGL Resources Inc	38,524	1,347
			Insurance Brokers (1.52%)
Atmos Energy Corp	16,496	459	Aon Corp	51,109	1,968
Centerpoint Energy Inc	15,239	192	Arthur J Gallagher & Co	1,803	40
Energen Corp	13,019	571	Brown & Brown Inc	56,331	1,035
National Fuel Gas Co	10,249	465	Marsh & McLennan Cos Inc	439,032	10,300
NiSource Inc	256,526	3,314

See accompanying notes

351

Schedule of Investments MidCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Insurance Brokers (continued)			Medical - Biomedical/Gene (continued)
Willis Group Holdings Ltd	163,003 $	4,401	Life Technologies Corp (a)	19,944 $	940

		17,744			3,160

Internet Security (0.07%)			Medical - Drugs (0.53%)
Symantec Corp (a)	43,900	772	Allergan Inc/United States	7,851	442
			Endo Pharmaceuticals Holdings Inc (a)	48,524	1,087
Investment Management & Advisory Services (1.98%)			Forest Laboratories Inc (a)	117,075	3,239
Ameriprise Financial Inc	92,744	3,216	King Pharmaceuticals Inc (a)	143,678	1,455

Federated Investors Inc	1,473	39			6,223

Franklin Resources Inc	5,471	572
			Medical - Generic Drugs (0.17%)
Invesco Ltd	803,102	16,986
			Mylan Inc/PA (a)	86,403	1,403
Janus Capital Group Inc	39,879	523
			Watson Pharmaceuticals Inc (a)	17,199	592

Legg Mason Inc	47,245	1,375
					1,995

Waddell & Reed Financial Inc	14,373	403

		23,114	Medical - HMO (0.96%)

			Aetna Inc	229,782	5,981
Life & Health Insurance (1.12%)
			CIGNA Corp	79,529	2,214
Lincoln National Corp	216,077	5,149
			Coventry Health Care Inc (a)	57,150	1,133
Protective Life Corp	51,815	998
			Health Net Inc (a)	83,871	1,251
StanCorp Financial Group Inc	52,715	1,935
			Humana Inc (a)	17,375	653

Torchmark Corp	48,864	1,984
					11,232

Unum Group	150,694	3,006

		13,072	Medical - Hospitals (0.32%)

			Community Health Systems Inc (a)	24,966	781
Linen Supply & Related Items (0.10%)
			Health Management Associates Inc (a)	101,441	619
Cintas Corp	41,306	1,144
			LifePoint Hospitals Inc (a)	62,723	1,777
Machinery - Construction & Mining (0.17%)			Tenet Healthcare Corp (a)	38,992	199
Bucyrus International Inc	9,607	427	Universal Health Services Inc	7,060	393

Joy Global Inc	3,177	160			3,769

Terex Corp (a)	71,274	1,441	Medical - Outpatient & Home Medical Care (0.06%)

		2,028	Lincare Holdings Inc (a)	20,518	644

Machinery - Farm (0.14%)
			Medical - Wholesale Drug Distribution (0.02%)
AGCO Corp (a)	38,374	1,079
			AmerisourceBergen Corp	9,472	210
Deere & Co	12,800	583

		1,662

			Medical Information Systems (0.08%)
Machinery - General Industry (0.26%)			IMS Health Inc	56,081	919
Gardner Denver Inc	22,685	815
IDEX Corp	8,294	236	Medical Instruments (0.46%)
Manitowoc Co Inc/The	199,733	1,825	Edwards Lifesciences Corp (a)	64,258	4,944
Roper Industries Inc	3,098	157	Techne Corp	6,926	433

		3,033			5,377

Machinery Tools & Related Products (0.10%)			Medical Laboratory & Testing Service (0.18%)
Kennametal Inc	25,902	610	Covance Inc (a)	10,648	550
Lincoln Electric Holdings Inc	10,736	510	Laboratory Corp of America Holdings (a)	22,609	1,558

		1,120			2,108

Medical - Biomedical/Gene (0.27%)			Medical Products (0.21%)
Biogen Idec Inc (a)	38,874	1,638	Cooper Cos Inc/The	44,124	1,236
Charles River Laboratories International Inc	15,931	582	Hospira Inc (a)	27,923	1,246

(a)					2,482

See accompanying notes

352

Schedule of Investments MidCap Value Fund I October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Metal - Aluminum (0.05%)			Office Automation & Equipment (continued)
Century Aluminum Co (a)	65,314 $	566	Xerox Corp	360,324 $	2,710

					3,570

Metal - Iron (0.44%)
			Office Supplies & Forms (0.05%)
Cliffs Natural Resources Inc	144,410	5,137
			Avery Dennison Corp	15,406	549

Metal Processors & Fabrication (0.31%)
			Oil - Field Services (1.51%)
Commercial Metals Co	174,518	2,590
			BJ Services Co	177,168	3,402
Timken Co	47,653	1,050

			Core Laboratories NV	30,580	3,190
		3,640

			Exterran Holdings Inc (a)	93,937	1,919

Miscellaneous Manufacturers (0.04%)			Helix Energy Solutions Group Inc (a)	140,658	1,931

Aptargroup Inc	11,794	416	Oil States International Inc (a)	157,145	5,412

			SEACOR Holdings Inc (a)	4,946	402
Motion Pictures & Services (0.03%)
			Smith International Inc	13,317	369
DreamWorks Animation SKG Inc (a)	12,046	385
			Superior Energy Services Inc (a)	44,626	964

Motorcycle/Motor Scooter (0.16%)					17,589

Harley-Davidson Inc	73,604	1,834	Oil & Gas Drilling (1.28%)
			Atlas Energy Inc	129,630	3,394

Multi-Line Insurance (2.75%)			Atwood Oceanics Inc (a)	1,913	68
American Financial Group Inc/OH	80,486	1,980
			ENSCO International Inc	17,537	803
American International Group Inc (a)	10,810	363
			Helmerich & Payne Inc	127,838	4,860
Assurant Inc	57,976	1,735
			Hercules Offshore Inc (a)	147,687	758
Cincinnati Financial Corp	166,992	4,235
			Nabors Industries Ltd (a)	132,386	2,758
CNA Financial Corp (a)	3,537	77
			Patterson-UTI Energy Inc	21,620	337
Genworth Financial Inc	363,809	3,864
			Pride International Inc (a)	15,838	468
Hartford Financial Services Group Inc	421,848	10,344
			Rowan Cos Inc	31,229	726
Loews Corp	14,140	468
			Seahawk Drilling Inc (a)	1,055	28
Old Republic International Corp	127,577	1,362
			Unit Corp (a)	19,328	755

Unitrin Inc	78,460	1,538
					14,955

XL Capital Ltd	371,772	6,101

		32,067	Oil Company - Exploration & Production (4.57%)

			Cabot Oil & Gas Corp	17,306	666

Multimedia (0.74%)			Cimarex Energy Co	12,326	483
Liberty Media Corp - Entertainment (a)	41,171	1,269
			Concho Resources Inc/Midland TX (a)	22,203	846
Meredith Corp	35,206	953
			Continental Resources Inc/OK (a)	14,767	550
News Corp	37,600	433
			Denbury Resources Inc (a)	91,805	1,340
Time Warner Inc	7,900	238
			Encore Acquisition Co (a)	9,158	340
Viacom Inc (a)	209,399	5,777

			Forest Oil Corp (a)	107,375	2,105

		8,670	Mariner Energy Inc (a)	62,969	802

Music (0.01%)			Newfield Exploration Co (a)	370,210	15,186

Warner Music Group Corp (a)	10,589	61	Noble Energy Inc	160,802	10,553

			Pioneer Natural Resources Co	61,478	2,527

Non-Ferrous Metals (0.06%)			Plains Exploration & Production Co (a)	16,436	436

Titanium Metals Corp	83,824	721	Questar Corp	48,104	1,916

			Quicksilver Resources Inc (a)	30,357	370
Non-Hazardous Waste Disposal (0.42%)
			Range Resources Corp	136,649	6,839
Republic Services Inc	189,684	4,915
			SandRidge Energy Inc (a)	32,184	329

Office Automation & Equipment (0.31%)			St Mary Land & Exploration Co	17,378	593
Pitney Bowes Inc	35,103	860	Whiting Petroleum Corp (a)	132,617	7,480

					53,361

See accompanying notes

353

Schedule of Investments MidCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Integrated (0.51%)			Property & Casualty Insurance (continued)
Hess Corp	9,581 $	525	White Mountains Insurance Group Ltd	1,086 $	337
Murphy Oil Corp	88,131	5,388	WR Berkley Corp	453,754	11,217

		5,913			34,906

Oil Field Machinery & Equipment (0.48%)			Publishing - Newspapers (0.06%)
Dril-Quip Inc (a)	114,201	5,549	Gannett Co Inc	33,658	331
			New York Times Co/The	45,352	361

Oil Refining & Marketing (0.39%)					692

Frontier Oil Corp	5,394	75
			Quarrying (0.54%)
Sunoco Inc	80,566	2,481
			Vulcan Materials Co	136,308	6,274
Tesoro Corp/Texas	142,411	2,014

		4,570

			Racetracks (0.06%)
Paper & Related Products (0.95%)			International Speedway Corp	28,517	727
International Paper Co	280,735	6,263
MeadWestvaco Corp	106,343	2,428	Real Estate Operator & Developer (0.02%)
Rayonier Inc	61,598	2,376	Forest City Enterprises Inc	26,791	234

		11,067

			Regional Banks (2.07%)
Pharmacy Services (0.03%)			Comerica Inc	309,486	8,588
Omnicare Inc	15,992	347	Fifth Third Bancorp	297,862	2,663
			Huntington Bancshares Inc/OH	235,851	899
Photo Equipment & Supplies (0.10%)
			Keycorp	392,112	2,113
Eastman Kodak Co	322,771	1,210
			PNC Financial Services Group Inc	11,800	578
			SunTrust Banks Inc	490,013	9,364

Physician Practice Management (0.07%)
Mednax Inc (a)	14,864	772			24,205

			Reinsurance (1.68%)
Pipelines (0.83%)			Allied World Assurance Co Holdings Ltd	15,456	692
El Paso Corp	231,039	2,267	Aspen Insurance Holdings Ltd	14,224	367
Oneok Inc	19,120	692	Axis Capital Holdings Ltd	53,490	1,545
Spectra Energy Corp	330,546	6,320	Endurance Specialty Holdings Ltd	55,245	1,988
Williams Cos Inc	20,544	387	Everest Re Group Ltd	91,113	7,971

		9,666	PartnerRe Ltd	34,797	2,661

Power Converter & Supply Equipment (0.11%)			Reinsurance Group of America Inc	35,477	1,636
Hubbell Inc	29,896	1,271	RenaissanceRe Holdings Ltd	37,687	1,979
			Transatlantic Holdings Inc	6,596	333
Printing - Commercial (0.10%)			Validus Holdings Ltd	14,896	377

RR Donnelley & Sons Co	56,975	1,144			19,549

Private Corrections (0.41%)			REITS - Apartments (1.14%)
Corrections Corp of America (a)	199,271	4,771	Apartment Investment & Management Co	30,863	381
			AvalonBay Communities Inc	26,045	1,791
Property & Casualty Insurance (2.99%)			BRE Properties Inc	12,576	343
Arch Capital Group Ltd (a)	117,419	7,911	Camden Property Trust	40,639	1,473
Fidelity National Financial Inc	75,328	1,022	Equity Residential	173,579	5,013
First American Corp	30,346	922	Essex Property Trust Inc	43,439	3,266
Hanover Insurance Group Inc/The	18,411	774	UDR Inc	68,287	982

HCC Insurance Holdings Inc	62,022	1,637			13,249

Markel Corp (a)	1,401	452
			REITS - Diversified (0.90%)
Mercury General Corp	9,611	351
			Digital Realty Trust Inc	66,890	3,019
Progressive Corp/The	636,022	10,176
			Duke Realty Corp	137,986	1,551
Wesco Financial Corp	326	107

See accompanying notes

354

Schedule of Investments MidCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Diversified (continued)			Rental - Auto & Equipment (0.06%)
Liberty Property Trust	55,112 $	1,619	United Rentals Inc (a)	72,286 $	686
Vornado Realty Trust	72,995	4,347

		10,536	Research & Development (0.03%)

			Pharmaceutical Product Development Inc	17,931	386
REITS - Healthcare (0.45%)
HCP Inc	31,771	940	Retail - Apparel & Shoe (1.04%)
Health Care REIT Inc	55,793	2,476	Abercrombie & Fitch Co	23,078	757
Nationwide Health Properties Inc	10,414	336	AnnTaylor Stores Corp (a)	71,545	928
Senior Housing Properties Trust	19,462	375	Chico's FAS Inc (a)	2,539	30
Ventas Inc	27,719	1,112	Foot Locker Inc	169,914	1,781

		5,239	Ltd Brands Inc	123,141	2,167

REITS - Hotels (0.76%)			Phillips-Van Heusen Corp	4,524	182
Hospitality Properties Trust	81,747	1,578	Ross Stores Inc	51,722	2,276
Host Hotels & Resorts Inc	719,446	7,274	Urban Outfitters Inc (a)	129,467	4,063

		8,852			12,184

REITS - Mortgage (0.56%)			Retail - Automobile (0.21%)
Annaly Capital Management Inc	295,433	4,996	AutoNation Inc (a)	16,121	278
Chimera Investment Corp	429,791	1,500	CarMax Inc (a)	15,620	307

		6,496	Copart Inc (a)	10,420	335

			Penske Auto Group Inc	96,774	1,516

REITS - Office Property (1.85%)
					2,436

Alexandria Real Estate Equities Inc	70,108	3,798
Boston Properties Inc	124,200	7,548	Retail - Bookstore (0.09%)
Brandywine Realty Trust	31,027	297	Barnes & Noble Inc	65,407	1,086
Corporate Office Properties Trust SBI MD	9,536	316
			Retail - Computer Equipment (0.01%)
Douglas Emmett Inc	249,466	2,944
			GameStop Corp (a)	4,955	120
HRPT Properties Trust	241,421	1,697
Kilroy Realty Corp	14,540	401
			Retail - Consumer Electronics (0.13%)
Mack-Cali Realty Corp	84,435	2,613	RadioShack Corp	89,032	1,504
SL Green Realty Corp	51,238	1,986

		21,600	Retail - Discount (0.38%)

REITS - Regional Malls (0.10%)			Big Lots Inc (a)	18,241	457
CBL & Associates Properties Inc	18,906	154	BJ's Wholesale Club Inc (a)	112,919	3,956

Macerich Co/The	33,622	1,002			4,413

		1,156	Retail - Drug Store (0.13%)

REITS - Shopping Centers (0.81%)			Rite Aid Corp (a)	1,147,823	1,481
Developers Diversified Realty Corp	57,446	494
			Retail - Jewelry (0.07%)
Federal Realty Investment Trust	8,590	507
			Signet Jewelers Ltd (a)	29,268	738
Kimco Realty Corp	198,827	2,513
			Tiffany & Co	2,601	102

Regency Centers Corp	142,348	4,776
					840

Weingarten Realty Investors	63,525	1,175

		9,465	Retail - Mail Order (0.16%)

			Williams-Sonoma Inc	99,210	1,863
REITS - Single Tenant (0.03%)
Realty Income Corp	17,296	401	Retail - Major Department Store (1.35%)
			JC Penney Co Inc	297,033	9,841
REITS - Warehouse & Industrial (0.35%)
			Sears Holdings Corp (a)	26,089	1,770
AMB Property Corp	73,989	1,626
			TJX Cos Inc	111,304	4,157

ProLogis	215,105	2,437

					15,768

		4,063

See accompanying notes

355

Schedule of Investments MidCap Value Fund I

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Office Supplies (0.11%)			Steel - Specialty (0.14%)
Office Depot Inc (a)	211,683 $	1,281	Allegheny Technologies Inc	54,102 $	1,670

Retail - Regional Department Store (0.56%)			Telecommunication Equipment (0.82%)
Kohl's Corp (a)	45,838	2,623	CommScope Inc (a)	328,777	8,883
Macy's Inc	222,053	3,901	Harris Corp	7,093	296

		6,524	Tellabs Inc (a)	67,039	404

					9,583

Retail - Restaurants (0.08%)
Wendy's/Arby's Group Inc	235,900	932	Telecommunication Equipment - Fiber Optics (0.06%)
			JDS Uniphase Corp (a)	118,355	662
Retail - Sporting Goods (0.05%)
Dick's Sporting Goods Inc (a)	26,882	610	Telecommunication Services (0.40%)
			Amdocs Ltd (a)	76,386	1,925
Satellite Telecommunications (0.07%)			Virgin Media Inc	196,282	2,742

EchoStar Holding Corp (a)	44,007	799			4,667

Savings & Loans - Thrifts (0.56%)			Telephone - Integrated (1.55%)
First Niagara Financial Group Inc	35,054	450	CenturyTel Inc	184,343	5,984
Hudson City Bancorp Inc	36,305	477	Frontier Communications Corp	388,976	2,789
New York Community Bancorp Inc	252,289	2,725	Qwest Communications International Inc	501,248	1,799
People's United Financial Inc	150,704	2,416	Sprint Nextel Corp (a)	1,692,556	5,010
TFS Financial Corp	18,203	212	Telephone & Data Systems Inc	70,928	2,101
Washington Federal Inc	15,861	272	Windstream Corp	40,350	389

		6,552			18,072

Schools (0.04%)			Television (0.76%)
Career Education Corp (a)	1,345	28	CBS Corp	720,337	8,478
Washington Post Co/The	1,028	444	Central European Media Enterprises Ltd (a)	16,260	409

		472			8,887

Semiconductor Component - Integrated Circuits (0.49%)			Textile - Home Furnishings (0.21%)
Atmel Corp (a)	105,570	393	Mohawk Industries Inc (a)	57,089	2,445
Cypress Semiconductor Corp (a)	95,400	804
			Theaters (0.04%)
Integrated Device Technology Inc (a)	87,476	514
			Regal Entertainment Group	32,510	410
Linear Technology Corp	100,299	2,596
Marvell Technology Group Ltd (a)	86,798	1,191
			Tobacco (0.27%)
Maxim Integrated Products Inc	11,463	191	Lorillard Inc	31,507	2,449

		5,689	Reynolds American Inc	15,664	759

Semiconductor Equipment (0.40%)					3,208

KLA-Tencor Corp	24,495	796
			Tools - Hand Held (0.39%)
Lam Research Corp (a)	33,713	1,137	Black & Decker Corp	10,332	488
Teradyne Inc (a)	329,597	2,759	Snap-On Inc	93,234	3,406

		4,692	Stanley Works/The	13,415	606

Steel - Producers (0.96%)					4,500

AK Steel Holding Corp	90,774	1,441
			Toys (0.11%)
Carpenter Technology Corp	24,524	516	Hasbro Inc	34,102	930
Reliance Steel & Aluminum Co	19,199	700	Mattel Inc	19,699	373

Schnitzer Steel Industries Inc	7,779	336			1,303

Steel Dynamics Inc	75,465	1,011
United States Steel Corp	207,665	7,162	Transport - Equipment & Leasing (0.06%)

			Aircastle Ltd	45,448	360
		11,166

See accompanying notes

356

Schedule of Investments
MidCap Value Fund I
October 31, 2009

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (4.19%)
Transport - Equipment & Leasing (continued)			Diversified Banking Institutions (4.19%)
GATX Corp	11,669 $	317	Investment in Joint Trading Account; Bank

		677	of America Repurchase Agreement; 0.06%

			dated 10/30/09 maturing 11/02/09
Transport - Marine (0.51%)			(collateralized by Sovereign Agency
Alexander & Baldwin Inc	12,862	371	Issues; $12,473,000; 0.00% - 5.75%; dated
Frontline Ltd/Bermuda	34,977	816	11/02/09 - 07/15/32)	$ 12,229$	12,229
			Investment in Joint Trading Account; Credit
Kirby Corp (a)	10,722	362
			Suisse Repurchase Agreement; 0.06%
Overseas Shipholding Group Inc	28,272	1,110	dated 10/30/09 maturing 11/02/09
Teekay Corp	98,694	2,048	(collateralized by US Treasury Notes;
Tidewater Inc	28,728	1,197	$12,473,000; 1.38% - 2.00%; dated

			02/28/10 - 09/15/12)	12,228	12,228
		5,904

			Investment in Joint Trading Account;
Transport - Rail (0.22%)			Deutsche Bank Repurchase Agreement;
Kansas City Southern (a)	105,410	2,554	0.06% dated 10/30/09 maturing 11/02/09
			(collateralized by Sovereign Agency
			Issues; $12,473,000; 1.88% - 3.75%; dated
Transport - Services (0.34%)
			12/06/10 - 08/24/12)	12,229	12,229
Ryder System Inc	97,125	3,938
			Investment in Joint Trading Account;
UTI Worldwide Inc	1,842	23	Morgan Stanley Repurchase Agreement;

		3,961	0.06% dated 10/30/09 maturing 11/02/09

			(collateralized by Sovereign Agency
Transport - Truck (0.05%)			Issues; $12,473,000; 0.88% - 4.75%; dated
Con-way Inc	18,596	614	12/10/10 - 07/01/19)	12,229	12,229

					48,915

Travel Services (0.02%)
Interval Leisure Group Inc (a)	22,301	249	TOTAL REPURCHASE AGREEMENTS	$ 48,915

			Total Investments	$ 1,163,483
Vitamins & Nutrition Products (0.21%)			Other Assets in Excess of Liabilities, Net - 0.28%		3,291

Herbalife Ltd	65,860	2,216
			TOTAL NET ASSETS - 100.00%	$ 1,166,774

Mead Johnson Nutrition Co	4,276	180

		2,396

Water (0.10%)			(a) Non-Income Producing Security
American Water Works Co Inc	43,642	828
			Unrealized Appreciation (Depreciation)
Aqua America Inc	19,525	302

			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
		1,130	of investments held by the fund as of the period end were as follows:

Water Treatment Systems (0.04%)
Nalco Holding Co	23,634	500	Unrealized Appreciation	$ 158,802
			Unrealized Depreciation		(113,642)

Wire & Cable Products (0.03%)			Net Unrealized Appreciation (Depreciation)		45,160
General Cable Corp (a)	12,690	395	Cost for federal income tax purposes		1,118,323
			All dollar amounts are shown in thousands (000's)
Wireless Equipment (0.34%)
Crown Castle International Corp (a)	108,224	3,270
SBA Communications Corp (a)	22,706	641

		3,911

X-Ray Equipment (0.04%)
Hologic Inc (a)	34,348	508

TOTAL COMMON STOCKS	$ 1,114,568

See accompanying notes

357

	Schedule of Investments
	MidCap Value Fund I
	October 31, 2009
Portfolio Summary (unaudited)

Sector	Percent

Financial	29.65%
Consumer, Non-cyclical	11.85%
Consumer, Cyclical	10.20%
Energy	9.70%
Industrial	9.62%
Utilities	9.49%
Communications	8.25%
Basic Materials	6.48%
Technology	4.40%
Diversified	0.08%
Other Assets in Excess of Liabilities, Net	0.28%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	4.50%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P Mid 400 eMini; December 2009	Buy	798	$ 54,432	$ 52,461	$ (1,971)
All dollar amounts are shown in thousands (000's)

See accompanying notes

358

Schedule of Investments Money Market Fund October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (82.43%)			COMMERCIAL PAPER (continued)
Beverages - Non-Alcoholic (1.71%)			Diversified Banking Institutions (continued)
Coca-Cola Co			JP Morgan Chase Funding Inc (continued)
0.15%, 11/20/2009 (a)	$ 10,000 $	9,999	0.30%, 4/ 1/2010 (a)	$ 6,000 $	5,993
Coca-Cola Co/The			Royal Bank of Scotland Group PLC
0.27%, 11/ 4/2009 (a)	11,000	11,000	0.34%, 12/ 1/2009 (a)	10,000	9,997
0.33%, 11/ 6/2009 (a)	10,000	10,000	0.34%, 12/16/2009 (a)	8,200	8,197
0.22%, 1/ 6/2010 (a)	9,190	9,186	Societe Generale North America Inc

		40,185	0.18%, 11/19/2009	9,000	8,999

			0.18%, 11/23/2009	15,000	14,998
Chemicals - Diversified (3.98%)
			0.37%, 12/17/2009	6,000	5,997
BASF AG
0.42%, 1/29/2010	13,000	12,987	0.42%, 12/22/2009	10,000	9,994

BASF SE					117,854

0.40%, 11/23/2009 (a)	10,000	9,998	Diversified Financial Services (4.42%)
0.50%, 2/23/2010 (a)	13,700	13,679	General Electric Capital
0.65%, 7/ 9/2010 (a)	7,500	7,466	0.21%, 11/ 6/2009	13,000	13,000
EI Du Pont de Nemours & Co			0.16%, 11/23/2009	8,000	7,999
0.12%, 11/12/2009 (a)	20,000	19,999	Nordea North America Inc/DE
0.43%, 6/21/2010 (a)	12,000	11,967	0.18%, 11/23/2009	14,710	14,708
0.43%, 6/22/2010 (a)	8,000	7,978	0.24%, 12/ 1/2009	10,500	10,498
0.55%, 9/13/2010	9,500	9,454	Rabobank USA Financial Corp

		93,528	0.43%, 11/24/2009	12,700	12,697

			0.47%, 11/25/2009	12,000	11,996
Commercial Banks (6.76%)
			0.50%, 12/ 8/2009	10,800	10,794
Australia & New Zealand Banking Group Ltd
0.27%, 12/11/2009 (a)	11,000	10,997	0.24%, 12/10/2009	11,000	10,997
0.39%, 2/17/2010 (a)	8,600	8,590	0.30%, 2/18/2010	11,200	11,190

0.31%, 3/11/2010 (a)	12,000	11,986			103,879

DnB NOR Bank ASA			Diversified Manufacturing Operations (1.65%)
0.62%, 12/10/2009	11,300	11,292	General Electric
0.55%, 12/17/2009	9,100	9,093	3.99%, 12/29/2009	25,800	25,791
0.33%, 3/10/2010 (a)	5,400	5,394	General Electric Co
National Australia Funding			0.15%, 11/18/2009	13,000	12,999

0.44%, 11/ 3/2009	11,000	11,000			38,790

Standard Chartered Bank/New York
			Electric - Integrated (3.28%)
0.23%, 11/13/2009 (a)	14,000	13,999
			E. ON AG
0.23%, 11/23/2009 (a)	30,500	30,496	0.59%, 11/ 5/2009	7,000	7,000
Toronto-Dominion Holdings USA Inc			0.59%, 11/ 6/2009	7,000	6,999
0.50%, 2/ 8/2010 (a)	9,000	8,988
			0.15%, 11/17/2009 (a)	5,000	5,000
Westpac Banking Corp
0.29%, 11/ 3/2009 (a)	12,000	12,000	0.40%, 12/23/2009	12,100	12,093
0.31%, 12/ 3/2009 (a)	10,000	9,997	0.31%, 1/ 8/2010	10,000	9,994
0.38%, 2/ 4/2010 (a)	15,000	14,985	GDF Suez

			0.18%, 11/ 5/2009 (a)	8,000	8,000
		158,817

			0.18%, 11/10/2009 (a)	6,000	6,000
Diversified Banking Institutions (5.01%)			0.18%, 11/12/2009 (a)	13,000	12,999
JP Morgan Chase & Co			0.18%, 11/16/2009 (a)	9,000	8,999

0.16%, 11/18/2009 (a)	7,500	7,499			77,084

0.16%, 11/19/2009 (a)	1,500	1,500
0.45%, 12/ 8/2009	12,500	12,494	Fiduciary Banks (0.88%)
JP Morgan Chase Funding Inc			State Street Corp
0.45%, 12/ 9/2009 (a)	6,200	6,197	0.21%, 12/ 2/2009	10,000	9,998
0.40%, 12/15/2009 (a)	13,000	12,994	0.30%, 1/21/2010	10,800	10,793

0.30%, 12/21/2009 (a)	13,000	12,995			20,791

See accompanying notes

359

Schedule of Investments Money Market Fund October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Finance - Auto Loans (6.78%)			Finance - Other Services (3.13%)
American Honda Finance Corp			Private Export Funding Corp
0.25%, 11/16/2009	$ 12,400 $	12,399	0.32%, 11/ 4/2009	$ 11,000 $	11,000
0.25%, 11/19/2009	21,900	21,897	0.29%, 11/13/2009	12,900	12,899
0.28%, 11/23/2009	20,000	19,997	0.29%, 12/ 2/2009 (a)	8,000	7,998
PACCAR Financial Corp			0.40%, 12/14/2009	13,900	13,893
0.22%, 11/12/2009	5,000	5,000	0.34%, 3/ 9/2010 (a)	12,700	12,685
0.22%, 11/13/2009	4,600	4,600	0.45%, 3/17/2010 (a)	15,000	14,974

0.22%, 11/16/2009	12,700	12,699			73,449

0.12%, 11/18/2009	17,000	16,999
			Life & Health Insurance (0.70%)
0.22%, 12/21/2009	8,340	8,337
			New York Life Capital Corp
Toyota Credit Canada Inc			0.19%, 11/ 5/2009 (a)	6,000	6,000
0.18%, 11/23/2009	29,000	28,996
			0.25%, 11/ 9/2009 (a)	7,600	7,599
Toyota Motor Credit Corp
3.71%, 11/ 4/2009	10,000	10,000	0.17%, 11/17/2009 (a)	2,885	2,885

0.16%, 11/23/2009	5,575	5,574			16,484

0.25%, 12/ 9/2009	12,900	12,897	Medical - Drugs (2.69%)

		159,395	Pfizer Inc

			0.32%, 11/ 3/2009 (a)	14,530	14,530
Finance - Commercial (0.42%)
			0.32%, 12/ 3/2009 (a)	12,800	12,796
Caterpillar Financial Services Corp
0.60%, 11/12/2009	9,960	9,958	0.36%, 12/ 8/2009 (a)	10,000	9,996
			Pfizer Investment Capital
Finance - Credit Card (1.00%)			0.50%, 2/10/2010	12,200	12,183
American Express Credit			0.47%, 2/17/2010	13,725	13,706

0.20%, 11/ 6/2009	9,000	9,000			63,211

0.18%, 11/23/2009	14,500	14,498	Money Center Banks (2.22%)

		23,498	Intesa Funding LLC

Finance - Investment Banker & Broker (4.29%)			0.16%, 11/23/2009	33,000	32,997
BNP Paribas Finance Inc			0.22%, 12/18/2009	11,800	11,797
0.82%, 11/ 2/2009	15,000	15,000	UBS Finance Delaware LLC
0.24%, 12/ 4/2009	7,760	7,758	0.59%, 4/ 6/2010	7,400	7,381

0.40%, 2/ 4/2010	8,000	7,992			52,175

0.43%, 2/10/2010	13,000	12,984	Reinsurance (2.55%)
ING US Funding LLC			Swiss Re Treasury US Corp
0.31%, 11/10/2009	7,290	7,290	0.19%, 11/23/2009 (a)	60,000	59,993
1.08%, 12/ 3/2009 (b)	25,000	25,000
0.24%, 12/ 4/2009	12,000	11,997	Special Purpose Banks (0.77%)
0.29%, 2/16/2010	12,700	12,689	Dexia Delaware LLC

			0.24%, 11/23/2009	12,000	11,998
		100,710

			0.50%, 2/ 2/2010	6,000	5,992

Finance - Mortgage Loan/Banker (3.44%)					17,990

Fannie Mae Discount Notes
0.75%, 11/ 2/2009	12,000	12,000	Special Purpose Entity (25.68%)
0.66%, 11/ 9/2009	13,900	13,898	CAFCO LLC
			0.30%, 11/17/2009 (a)	7,000	6,999
Federal Home Loan Bank Discount Notes
0.41%, 1/ 5/2010	13,114	13,104	3.90%, 12/ 7/2009 (a)	11,900	11,897
0.31%, 1/15/2010	15,000	14,990	0.33%, 1/12/2010 (a)	13,000	12,991
Freddie Mac Discount Notes			0.32%, 1/27/2010 (a)	10,100	10,092
0.52%, 12/ 7/2009	13,929	13,922	0.40%, 3/22/2010 (a)	6,000	5,991
0.28%, 12/14/2009	13,000	12,996	Calyon North America Inc

		80,910	0.98%, 11/ 5/2009	5,000	4,999

			0.40%, 11/16/2009	12,200	12,198

See accompanying notes

360

Schedule of Investments Money Market Fund October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Special Purpose Entity (continued)			Special Purpose Entity (continued)
Calyon North America Inc (continued)			Yorktown Capital LLC
0.40%, 11/27/2009	$ 13,000 $	12,996	0.20%, 11/ 9/2009	$ 14,000 $	13,999
0.32%, 12/ 7/2009	12,400	12,396	0.28%, 11/10/2009 (a)	13,000	12,999
0.44%, 1/ 4/2010	6,000	5,995	0.16%, 11/19/2009 (a)	10,000	9,999
0.55%, 1/19/2010	8,400	8,390	0.23%, 12/18/2009 (a)	12,700	12,696

Charta Corp					603,423

0.30%, 11/18/2009 (a)	14,870	14,868
			Telephone - Integrated (1.07%)
0.25%, 12/ 1/2009 (a)	11,000	10,998
			Telstra Corp Ltd
0.35%, 3/ 2/2010 (a)	12,800	12,785	0.27%, 11/16/2009 (a)	9,700	9,699
0.42%, 3/18/2010 (a)	10,000	9,984	0.33%, 11/25/2009	15,400	15,396

0.43%, 4/ 1/2010 (a)	10,000	9,982			25,095
CRC Funding LLC

0.35%, 11/ 2/2009 (a)	12,400	12,400	TOTAL COMMERCIAL PAPER	$ 1,937,219

0.35%, 11/10/2009 (a)	10,500	10,499	CERTIFICATE OF DEPOSIT (4.21%)
0.20%, 11/18/2009 (a)	3,800	3,800	Commercial Banks (1.32%)
0.32%, 1/27/2010 (a)	12,000	11,991	Citibank NA
0.38%, 4/ 5/2010	13,100	13,079	0.50%, 3/ 1/2010	11,000	11,000
Danske Corp			0.43%, 3/15/2010	5,000	5,000
0.25%, 11/30/2009 (a)	21,000	20,996	US Bank NA
0.23%, 12/16/2009 (a)	12,000	11,997	0.66%, 5/18/2010	15,000	15,000

0.25%, 12/22/2009 (a)	10,000	9,996			31,000

0.42%, 2/ 1/2010 (a)	8,100	8,091
			Diversified Banking Institutions (0.43%)
Gemini Securitization Corp LLC
			Bank of America NA
0.28%, 11/17/2009 (a)	22,200	22,198
			0.50%, 12/11/2009	10,100	10,100
0.18%, 11/18/2009 (a)	15,000	14,999
0.18%, 11/23/2009 (a)	3,000	3,000	Diversified Financial Services (0.27%)
0.23%, 1/ 6/2010 (a)	11,230	11,225	Nordea Bank
Metlife Funding Inc			1.07%, 5/21/2010	6,300	6,300
0.16%, 11/16/2009	11,000	10,999
0.29%, 11/20/2009	13,000	12,998	Regional Banks (2.19%)
1.03%, 1/18/2010 (a)(b)	15,000	15,000	Bank of America NA
New York Life Funding			0.46%, 1/12/2010	12,200	12,200
0.69%, 11/ 2/2009 (b)(c)	36,000	36,000	0.35%, 1/26/2010	10,000	10,000
Park Avenue Receivables Corp			0.44%, 2/18/2010	12,000	12,000
0.20%, 11/12/2009 (a)	10,000	9,999	0.43%, 2/22/2010	10,000	10,000
0.17%, 11/20/2009 (a)	14,000	13,999	0.45%, 6/14/2010	7,300	7,300

Prudential Funding Corp					51,500

0.27%, 11/17/2009	13,000	12,998
			TOTAL CERTIFICATE OF DEPOSIT	$ 98,900
0.23%, 11/23/2009	10,500	10,499

Ranger Funding Co LLC
0.21%, 11/ 9/2009 (a)	10,000	10,000		Shares	Value
0.33%, 11/20/2009 (a)	13,000	12,998		Held	(000's)

0.23%, 12/ 9/2009 (a)	11,400	11,397	COMMON STOCKS (4.48%)
Sheffield Receivables Corp			Publicly Traded Investment Fund (4.48%)
0.26%, 11/ 5/2009 (a)	8,000	8,000	Cash Account Trust - Government & Agency
0.18%, 11/13/2009 (a)	9,000	8,999	DWS Government Cash Securities Port
0.19%, 11/20/2009 (a)	30,000	29,997	0.10, 12/31/2009	27,075,000	27,075
0.60%, 12/ 1/2009 (a)	12,900	12,894	Columbia Funds Series Trust - Columbia
			Money Market Reserves
Straight - A Funding LLC			0.15, 12/31/2009	27,970,000	27,970
0.23%, 12/ 9/2009	4,126	4,125
			FFI Government Fund
0.23%, 12/10/2009	15,000	14,996	0.12, 12/31/2009	6,615,000	6,615

See accompanying notes

361

Schedule of Investments Money Market Fund October 31, 2009

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			MUNICIPAL BONDS (4.91%)
Publicly Traded Investment Fund (continued)			Arizona (0.46%)
JP Morgan Prime Money Market Fund			Glendale Industrial Development Authority
0.17, 12/31/2009	43,600,000$	43,600	Bank of New York

		105,260	0.25%, 7/ 1/2035	$ 7,240 $	7,240

			Tucson Airport Authority Inc/AZ Bank of
TOTAL COMMON STOCKS	$ 105,260		America NA

	Principal		0.35%, 12/ 1/2018	3,635	3,635

					10,875

	Amount	Value

	(000's)	(000's)	California (1.94%)

BONDS (3.79%)			Abag Finance Authority for Nonprofit Corps
Asset Backed Securities (0.11%)			0.95%, 11/ 1/2031	2,000	2,000
CNH Equipment Trust			California Statewide Communities
1.74%, 4/15/2010 (c)	$ 18	18	Development Authority
John Deere Owner Trust			0.42%, 8/15/2034	600	600
1.13%, 7/ 2/2010	2,507	2,507	City of Fairfield CA Landesbank

		2,525	Hessen-Thueringen

			1.45%, 6/ 1/2034	2,000	2,000
Automobile Sequential (1.15%)			1.45%, 6/ 1/2034	2,700	2,700
Bank of America Auto Trust			City of Santa Rosa CA Landesbank
0.67%, 7/15/2010 (a)	7,728	7,728	Hessen-Thueringen
BMW Vehicle Lease Trust			1.45%, 9/ 1/2024	4,560	4,560
0.79%, 6/15/2010	1,441	1,441	Kern Water Bank Authority Wells Fargo Bank
Honda Auto Receivables Owner Trust			NA
1.32%, 5/17/2010 (c)	1,994	1,994	0.30%, 7/ 1/2028	2,600	2,600
Hyundai Auto Receivables Trust			San Jose Redevelopment Agency/CA JP
0.36%, 9/15/2010	11,770	11,770	Morgan Chase Bank
			0.30%, 8/ 1/2028	31,250	31,250

Nissan Auto Receivables Owner Trust
1.76%, 4/15/2010	1,917	1,917			45,710

Volkswagen Auto Lease Trust			Colorado (0.32%)
1.45%, 5/17/2010 (c)	2,099	2,099	Colorado Housing & Finance Authority/CO

		26,949	Wells Fargo Bank NA

			0.40%, 4/ 1/2029	325	325
Medical - Hospitals (0.51%)
			County of Kit Carson CO Wells Fargo Bank NA
Portland Clinic LLP/The			0.40%, 6/ 1/2027	1,900	1,900
0.39%, 11/20/2027	11,895	11,895
			County of Montrose CO Wells Fargo Bank NA
			0.40%, 6/ 1/2010	400	400
Medical - Outpatient & Home Medical Care (0.24%)
			Sheridan Redevelopment Agency Citibank NA
Everett Clinic PS
			1.95%, 12/ 1/2029	5,000	5,000

0.39%, 5/ 1/2022	5,600	5,600
					7,625

Medical Laboratory & Testing Service (0.35%)			Georgia (0.09%)
Roche Holdings Inc			Savannah College of Art & Design Inc Bank of
1.39%, 11/25/2009 (a)(c)	8,300	8,300	America NA
			0.35%, 4/ 1/2024	2,000	2,000
Special Purpose Entity (1.43%)
Corporate Finance Managers Inc			Illinois (0.96%)
0.30%, 2/ 2/2043	13,700	13,700	City of Chicago IL US Bank NA
NGSP Inc			1.34%, 7/ 8/2010	5,600	5,600
0.33%, 6/ 1/2046	20,000	20,000	Memorial Health System/IL JP Morgan Chase

		33,700	Bank

			0.40%, 10/ 1/2024	16,870	16,870

TOTAL BONDS	$ 88,969				22,470

See accompanying notes

362

Schedule of Investments Money Market Fund October 31, 2009

	Principal		(a)	Security exempt from registration under Rule 144A of the Securities Act
				of 1933. These securities may be resold in transactions exempt from
	Amount	Value		registration, normally to qualified institutional buyers. Unless otherwise

	(000's)	(000's)		indicated, these securities are not considered illiquid. At the end of the

MUNICIPAL BONDS (continued)				period, the value of these securities totaled $937,013 or 39.87% of net
Indiana (0.11%)			assets.
Ball State University Foundation Inc			(b) Security is Illiquid
0.30%, 9/ 1/2031	$ 2,550 $	2,550	(c) Variable Rate. Rate shown is in effect at October 31, 2009.

Iowa (0.11%)			Portfolio Summary (unaudited)

Iowa Finance Authority			Sector	Percent

0.40%, 3/ 1/2018	2,515	2,515	Financial	70.25%
			Consumer, Non-cyclical	5.50%
New York (0.23%)			Exchange Traded Funds	4.48%
New York City Housing Development Corp			Revenue	4.07%
Landesbank Hessen-Thueringen			Government	3.99%
0.68%, 6/ 1/2039	5,400	5,400	Basic Materials	3.98%
			Utilities	3.28%
			Industrial	1.65%
North Carolina (0.18%)
			Asset Backed Securities	1.25%
North Carolina Capital Facilities Finance			Communications	1.07%
Agency			Insured	0.59%
0.35%, 9/ 1/2018	4,270	4,270	Tax Allocation	0.26%
			Liabilities in Excess of Other Assets, Net	(0.37%)

Oklahoma (0.23%)			TOTAL NET ASSETS	100.00%

University Hospital Bank of America NA
0.35%, 8/15/2021	5,385	5,385

Oregon (0.05%)
Lake Oswego Redevelopment Agency Wells
Fargo Bank NA
0.40%, 6/ 1/2020	1,090	1,090

Washington (0.23%)
Washington State Housing Finance
Commission/WA
0.42%, 9/ 1/2028	995	995
0.45%, 12/ 1/2028	510	510
0.42%, 9/15/2037	2,730	2,730
0.42%, 12/15/2037	1,265	1,265

		5,500

TOTAL MUNICIPAL BONDS	$ 115,390

U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.55%)
U.S. Treasury Bill (0.55%)
0.43%, 6/ 3/2010	13,000	12,967

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 12,967

Total Investments	$ 2,358,705
Liabilities in Excess of Other Assets, Net - (0.37)%		(8,643)

TOTAL NET ASSETS - 100.00%	$ 2,350,062

See accompanying notes

363

Schedule of Investments Preferred Securities Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (0.38%)			PREFERRED STOCKS (continued)
Publicly Traded Investment Fund (0.38%)			Diversified Banking Institutions (continued)
BlackRock Preferred and Corporate Income			Royal Bank of Scotland Group PLC 6.60%;
Strategies Fund Inc	25,500$	210	Series S	120,800$	1,283
BlackRock Preferred Income Strategies Fund			Royal Bank of Scotland Group PLC 6.75%;
Inc	242,500	2,158	Series Q	491,916	5,293

Blackrock Preferred Opportunity Trust	121,600	1,209			41,615

Flaherty & Crumrine/Claymore Preferred
			Diversified Financial Services (1.51%)
Securities Income Fund Inc	335,900	4,155
			Citigroup Capital IX	276,200	4,643
Flaherty & Crumrine/Claymore Total Return
Fund Inc	109,500	1,396	Citigroup Capital VII	465,000	9,235

		9,128	Citigroup Capital VIII	193,279	3,657

			Citigroup Capital X	277,800	4,703
TOTAL COMMON STOCKS	$ 9,128
			Citigroup Capital XI	333,900	5,606

CONVERTIBLE PREFERRED STOCKS (0.10%)			General Electric Capital Corp 5.88%	39,648	906
Agricultural Operations (0.10%)			General Electric Capital Corp 6.00%	98,800	2,293
Archer-Daniels-Midland Co	57,000	2,437	General Electric Capital Corp 6.05%	108,500	2,588

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 2,437		General Electric Capital Corp 6.10%	21,700	511

			General Electric Capital Corp 6.45%	24,000	595
PREFERRED STOCKS (63.47%)
			Harris Preferred Capital Corp	71,900	1,625

Cable/Satellite TV (1.01%)
Comcast Corp 6.63%	413,554	9,491			36,362

Comcast Corp 7.00%; Series B	317,200	7,752	Electric - Integrated (6.89%)
Comcast Corp 7.00%	294,745	7,180	Alabama Power Co - Series 2007B	131,722	3,297

		24,423	Alabama Power Co - Series II	422,810	10,579

			Dominion Resources Inc/VA	1,213,856	32,507
Cellular Telecommunications (0.07%)
US Cellular Corp 7.50%	15,300	360	Entergy Louisiana LLC	134,117	3,397
US Cellular Corp 8.75%	50,600	1,270	Entergy Mississippi Inc 6.00%	4,100	102

		1,630	Entergy Mississippi Inc 7.25%	181,200	4,575

			Entergy Texas Inc	972,023	26,332
Commercial Banks (4.73%)			FPL Group Capital Inc 6.60%	53,100	1,348
ASBC Capital I	125,501	2,658	FPL Group Capital Inc 7.45%	5,000	131
Banesto Holdings Ltd (a)	87,689	1,957	FPL Group Capital Inc 8.75%	473,770	13,337
Barclays Bank PLC 6.63%	70,400	1,422	Georgia Power Capital Trust VII	102,400	2,516
Barclays Bank PLC 7.10%	1,020,235	21,874	Georgia Power Co 5.70%	11,300	282
Barclays Bank PLC 7.75%	646,329	14,788	Georgia Power Co 5.75%	15,700	394
Barclays Bank PLC 8.13%	427,539	10,069	Georgia Power Co 5.90%	54,330	1,340
BB&T Capital Trust V	964,500	24,845	Georgia Power Co 6.00%	3,300	83
CoBank ACB (a)	202,000	9,425	Georgia Power Co 6.375%	12,300	320
CoBank ACB (a)	29,000	1,012	Georgia Power Co 6.50%	50,000	4,950
CoBank ACB (a)	115,000	5,430	Georgia Power Co 8.20%	247,500	7,262
HSBC USA Inc	16,200	664	Gulf Power Co 5.88%	5,800	146
M&T Capital Trust IV	381,700	9,581	Mississippi Power Co	11,400	285
National Bank of Greece SA	415,600	10,182	PPL Capital Funding Inc	452,700	11,100
VNB Capital Trust I	7,000	174	PPL Electric Utilities Corp	22,705	528

		114,081	PPL Energy Supply LLC	216,600	5,558

Diversified Banking Institutions (1.73%)			South Carolina Electric & Gas Co	95,000	9,067
Bank of America Corp	181,700	4,225	Xcel Energy Inc 7.60%	1,020,089	26,828

HSBC Holdings PLC 6.20%	1,081,500	23,231			166,264

JP Morgan Chase & Co	282,100	7,509
			Fiduciary Banks (0.13%)
Royal Bank of Scotland Group PLC 6.13%;			BNY Capital V	126,893	3,058
Series R	7,400	74

See accompanying notes

364

Schedule of Investments Preferred Securities Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)

Finance - Consumer Loans (0.34%)			Investment Management & Advisory Services

HSBC Finance Corp 6.88%	336,055 $	7,894	(continued)
			Deutsche Bank Contingent Capital Trust III	471,600$	10,875

HSBC Finance Corp 6.00%	17,100	375

					72,712

		8,269

			Life & Health Insurance (2.33%)
Finance - Investment Banker & Broker (4.15%)
			Delphi Financial Group Inc 7.38%	481,700	8,377
Credit Suisse Guernsey Ltd	1,515,292	37,504
			Delphi Financial Group Inc 8.00%	52,900	1,233
JP Morgan Chase Capital X	36,100	906
			Lincoln National Capital VI	155,537	3,182
JP Morgan Chase Capital XI	479,280	10,410
			Lincoln National Corp 6.75%	25,300	510
JP Morgan Chase Capital XII	128,000	2,949
			PLC Capital Trust III	12,400	272
JP Morgan Chase Capital XIV	136,200	3,099
			PLC Capital Trust IV	41,400	866
JP Morgan Chase Capital XIX	4,600	110
			PLC Capital Trust V	267,300	4,739
Merrill Lynch Capital Trust III 7.375%	19,000	399
			Protective Life Corp	561,700	11,515
Merrill Lynch Preferred Capital Trust IV	85,500	1,669
			Prudential Financial Inc	714,818	18,435
Merrill Lynch Preferred Capital Trust V	140,294	2,824
			Prudential PLC 6.50%	130,280	2,723
Morgan Stanley Capital Trust III	313,000	6,607
			Prudential PLC 6.75%	171,992	3,737
Morgan Stanley Capital Trust IV	511,871	10,591
			Torchmark Capital Trust III	23,800	560

Morgan Stanley Capital Trust V	470,150	9,168
					56,149

Morgan Stanley Capital Trust VI	362,030	7,968

Morgan Stanley Capital Trust VII	176,800	3,879	Money Center Banks (2.96%)

Morgan Stanley Capital Trust VIII	93,700	2,026	Fleet Capital Trust IX	110,900	1,969

		100,109	JP Morgan Chase Capital XVI	61,400	1,415

			Santander Finance Preferred SA Unipersonal	2,484,206	67,968

Finance - Mortgage Loan/Banker (0.52%)
					71,352

Countrywide Financial Corp	634,419	12,542

			Multi-Line Insurance (3.71%)

Finance - Other Services (0.33%)			Aegon NV 4.00%	67,500	983

National Rural Utilities Cooperative Finance			Aegon NV 6.375%	666,607	11,066
Corp 5.95%	25,000	595
			Aegon NV 6.50%	99,258	1,612
National Rural Utilities Cooperative Finance
Corp 6.10%	78,700	1,900	Allianz SE	957,650	22,684

National Rural Utilities Cooperative Finance			ING Groep NV 6.13%	107,000	1,675
Corp 6.75%	69,100	1,733	ING Groep NV 6.20%	29,700	464

RBS Capital Funding Trust V	147,000	1,445	ING Groep NV 6.38%	848,000	13,331

RBS Capital Funding Trust VII	239,500	2,402	ING Groep NV 7.05%	907,538	15,564

		8,075	ING Groep NV 7.20%	161,945	2,875

			ING Groep NV 7.38%	849,900	15,018
Financial Guarantee Insurance (0.25%)
			ING Groep NV 8.50%	80,200	1,618
Financial Security Assurance Holdings Ltd
5.60%	74,600	953	XL Capital Ltd (a)(b)	200,000	2,710

Financial Security Assurance Holdings Ltd					89,600

6.25%	350,225	5,002

			Multimedia (0.51%)
		5,955

			Viacom Inc	533,500	12,238

Food - Dairy Products (0.03%)

Dairy Farmers of America (a)	10,000	706	Oil Company - Exploration & Production (0.21%)
			Nexen Inc	217,060	5,075

Insurance Brokers (0.05%)

ABN AMRO North America Capital			Property & Casualty Insurance (1.61%)
Funding Trust I (a)	2,500	1,312	Arch Capital Group Ltd 7.88%	135,600	3,211

			Arch Capital Group Ltd 8.00%	562,382	13,609

Investment Management & Advisory Services (3.01%)			Berkley W R Capital Trust	784,925	17,512

Ameriprise Financial Inc	1,188,559	29,642	Markel Corp	172,000	4,467

Deutsche Bank Contingent Capital Trust II	1,577,400	32,195			38,799

See accompanying notes

365

Schedule of Investments Preferred Securities Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Regional Banks (7.36%)			REITS - Apartments (continued)
BAC Capital Trust I	77,200 $	1,583	BRE Properties Inc - Series D	15,076 $	309
BAC Capital Trust II	114,800	2,336	Equity Residential	6,300	133
BAC Capital Trust III	6,000	124	UDR Inc	325,500	6,884

BAC Capital Trust IV	35,600	620			11,555

BAC Capital Trust V	115,700	2,041
			REITS - Diversified (4.63%)
BAC Capital Trust VIII	162,900	2,934	Duke Realty Corp 6.50%	288,100	5,099
BAC Capital Trust XII	148,400	2,955	Duke Realty Corp 6.60%	77,400	1,393
Bank One Capital VI	341,609	8,387	Duke Realty Corp 6.63%	241,200	4,470
Fifth Third Capital Trust V	94,300	1,774	Duke Realty Corp 6.95%	340,111	6,517
Fifth Third Capital Trust VI	312,071	5,820	Duke Realty Corp 7.25%	159,532	3,215
Fifth Third Capital Trust VII	130,300	3,010	Duke Realty Corp 8.38%	633,737	14,785
Fleet Capital Trust VIII	140,222	2,851	PS Business Parks Inc - Series H	161,600	3,398
KeyCorp Capital V	15,000	257	PS Business Parks Inc - Series I	166,100	3,471
KeyCorp Capital X	30,866	682	PS Business Parks Inc - Series K	88,100	2,106
National City Capital Trust II	309,708	6,563	PS Business Parks Inc - Series L	2,400	56
National City Capital Trust III	133,900	2,790	PS Business Parks Inc - Series M	27,700	601
PNC Capital Trust C	749,300	18,320	PS Business Parks Inc - Series O	36,900	838
PNC Capital Trust D	568,900	12,254	PS Business Parks Inc - Series P	573,600	11,931
PNC Financial Services Group Inc	188,027	5,218	Sovereign REIT (d)	7,100	7,455
SunTrust Capital IX	321,800	7,163	Vornado Realty LP (d)	1,405,133	33,808
Union Planters Preferred Funding Corp (a)(c)	10	758	Vornado Realty Trust - Series F	423,325	8,873
USB Capital VI	792,600	16,660	Vornado Realty Trust - Series G	18,200	371
USB Capital VII	188,000	3,948	Vornado Realty Trust - Series H	37,700	784
USB Capital VIII	49,700	1,084	Vornado Realty Trust - Series I	117,293	2,405

USB Capital X	172,800	3,890			111,576

USB Capital XI	242,592	5,487
USB Capital XII	305,700	6,777	REITS - Mortgage (0.05%)
			PFGI Capital Corp	48,300	1,165
Wachovia Capital Trust IV	61,252	1,312
Wachovia Capital Trust IX	624,600	13,291
			REITS - Office Property (0.70%)
Wachovia Capital Trust X	34,900	860
			HRPT Properties Trust - Series B	123,251	2,842
Wachovia Corp 7.25%	397,254	7,886
			HRPT Properties Trust - Series C	748,200	13,962

Wells Fargo Capital IX	432,043	8,490
					16,804

Wells Fargo Capital VII	369,139	7,516
Wells Fargo Capital VIII	12,500	248	REITS - Shopping Centers (4.74%)
Wells Fargo Capital XI	19,800	426	Developers Diversified Realty Corp 8.00%	134,100	2,399
Wells Fargo Capital XII	253,500	6,340	Kimco Realty Corp 6.65%	91,149	1,844
Wells Fargo Capital XIV	183,748	4,910	Kimco Realty Corp 7.75%	1,474,000	34,344

		177,565	Regency Centers Corp 6.70%	268,500	5,722

			Regency Centers Corp 7.25%	257,000	5,590
Reinsurance (1.26%)			Regency Centers Corp 7.45%	309,344	6,868
Everest Re Capital Trust II	381,319	7,645
			Weingarten Realty Investors 6.50%	815,700	15,335
PartnerRe Ltd 6.50%	201,466	4,332
			Weingarten Realty Investors 6.75%	900	18
PartnerRe Ltd 6.75%	133,700	2,959
			Weingarten Realty Investors 6.95%	204,300	4,086
RenaissanceRe Holdings Ltd - Series B	114,800	2,658
			Weingarten Realty Investors 8.10% (d)	1,837,100	38,138

RenaissanceRe Holdings Ltd - Series C	249,435	4,669
					114,344

RenaissanceRe Holdings Ltd - Series D	391,400	8,067

		30,330	REITS - Single Tenant (0.40%)

			Realty Income Corp - Series D	417,593	9,533
REITS - Apartments (0.48%)			Realty Income Corp - Series E	9,500	231

BRE Properties Inc - Series C	203,777	4,229
					9,764

See accompanying notes

366

Schedule of Investments
Preferred Securities Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
REITS - Storage (2.29%)			Special Purpose Entity (continued)
Public Storage Inc 6.18%; Series D	40,600 $	848	Merrill Lynch Capital Trust II	109,200 $	1,996
Public Storage Inc 6.25%; Series Z	22,500	484	National City Capital Trust IV	54,200	1,325
Public Storage Inc 6.45%; Series F	302,900	6,437	PreferredPlus TR-CCR1 5.75%; Series GSG2	16,400	340
Public Storage Inc 6.45%; Series X	220,540	4,680	PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200	1,196
Public Storage Inc 6.50%; Series W	342,625	7,407	PreferredPlus TR-CCR1 6.00%; Series GSC4	43,200	881
Public Storage Inc 6.60%; Series C	166,800	3,596	PreferredPlus TR-CCR1 6.00%; Series GSG1	13,000	274
Public Storage Inc 6.63%; Series M	268,900	5,768	PreferredPlus TR-CCR1 7.63%; Series VER1	16,100	408
Public Storage Inc 6.75%; Series E	37,628	835	SATURNS - Series VZ; 6.130%	11,700	277
Public Storage Inc 6.75%; Series L	325,000	7,176	SATURNS 2003-06 6.00%; Series GS	3,800	82
Public Storage Inc 6.85%; Series Y (d)	98,900	2,250	SATURNS 2003-11 5.63%; Series GS	12,400	249
Public Storage Inc 6.95%; Series H	73,170	1,655	SATURNS 2003-13 6.25%; Series CSFB	13,800	318
Public Storage Inc 7.00%; Series G	45,500	1,047	SATURNS 2004-04 6.00%; Series GS	181,400	3,833
Public Storage Inc 7.00%; Series N	57,000	1,330	SATURNS 2004-06 6.00%; Series GS	177,900	3,718
Public Storage Inc 7.25%; Series I	50,519	1,205	SATURNS 2004-2 5.75%; Series GS	26,300	548
Public Storage Inc 7.25%; Series K	440,133	10,475	Trust Certificates Series 2001-2	22,110	565

		55,193			53,628

REITS - Warehouse & Industrial (0.73%)			Telecommunication Services (0.90%)
AMB Property Corp - Series L	146,300	2,917	Centaur Funding Corp (a)	21,543	21,617
AMB Property Corp - Series M	55,900	1,146
AMB Property Corp - Series P	144,458	2,980	Telephone - Integrated (0.56%)
First Industrial Realty Trust Inc - Series J	171,700	2,567	AT&T Inc	105,543	2,741
First Industrial Realty Trust Inc - Series K	6,600	95	Telephone & Data Systems Inc 6.63%	379,318	8,227
Prologis - Series C	125,000	6,004	Telephone & Data Systems Inc 7.60%	106,129	2,434

Prologis - Series F	3,600	71			13,402

Prologis - Series G	93,600	1,837	Television (1.07%)

		17,617	CBS Corp 6.75%	780,000	16,208

Special Purpose Entity (2.22%)			CBS Corp 7.25%	452,400	9,727

Corporate-Backed Trust Certificates 6.00%;					25,935

Series GS	170,300	3,452
			TOTAL PREFERRED STOCKS	$ 1,530,821

Corporate-Backed Trust Certificates 6.00%	6,100	128
				Principal
Corporate-Backed Trust Certificates 6.30%	6,900	147
Corporate-Backed Trust Certificates 7.63%	34,700	884		Amount	Value
				(000's)	(000's)

Corporate-Backed Trust Certificates - Series
BMY	16,200	399	BONDS (32.75%)
CORTS Trust for Bristol Meyers Squibb	35,400	914	Commercial Banks (5.09%)
CORTS Trust for First Union Institutional			Barclays Bank PLC
Capital I	41,000	1,023	7.43%, 12/15/2017 (a)(e)	$ 8,106	7,458
CORTS Trust for General Electric Capital			6.28%, 12/15/2034	10,000	7,702
Corp	10,400	222	6.86%, 9/29/2049 (a)(e)	4,000	3,240
CORTS Trust for Goldman Sachs Capital I	13,600	289	8.55%, 9/29/2049 (a)(e)	16,900	16,140
CORTS Trust II for Bellsouth			BB&T Capital Trust IV
Telecommunications (c)	67,464	1,619	6.82%, 6/12/2057 (e)	4,000	3,545
CORTS Trust II for Goldman Sachs Capital I	8,800	191	Caisse Nationale des Caisses
CORTS Trust III for Verizon Global Funding			6.75%, 1/27/2049	1,500	1,086
Corp	800	21	CBA Capital Trust I
CORTS Trust VI for IBM Debentures	2,800	71	5.81%, 12/31/2049 (a)	10,500	9,555
Deutsche Bank Capital Funding Trust IX	126,000	2,641	First Empire Capital Trust I
Deutsche Bank Capital Funding Trust VIII	547,800	11,728	8.23%, 2/ 1/2027	2,000	1,516
Deutsche Bank Capital Funding Trust X	356,100	8,034	First Empire Capital Trust II
Merrill Lynch Capital Trust I	319,600	5,855	8.28%, 6/ 1/2027	7,000	5,318
See accompanying notes

367

Schedule of Investments Preferred Securities Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Commercial Banks (continued)			Finance - Investment Banker & Broker (1.29%)
First Hawaiian Capital I			JP Morgan Chase Capital XXI
8.34%, 7/ 1/2027	$ 5,000 $	4,504	1.43%, 2/ 2/2037 (e)	$ 2,000 $	1,365
Lloyds Banking Group PLC			JP Morgan Chase Capital XXV
6.41%, 10/ 1/2035 (a)	4,400	2,860	6.80%, 10/ 1/2037	8,005	7,871
North Fork Capital Trust II			JP Morgan Chase Capital XXVII
8.00%, 12/15/2027	3,450	3,191	7.00%, 11/ 1/2039	21,700	21,845

Northgroup Preferred Capital Corp					31,081

6.38%, 12/29/2049 (a)(e)	10,000	8,671
			Finance - Mortgage Loan/Banker (0.40%)
Rabobank Nederland NV
11.00%, 12/29/2049 (a)(e)	25,764	32,334	Countrywide Capital III
			8.05%, 6/15/2027	10,160	9,741
Standard Chartered PLC
6.41%, 1/30/2017 (a)(e)	5,000	3,950
			Life & Health Insurance (1.99%)
7.01%, 12/29/2049 (a)	11,500	10,465
			Great-West Life & Annuity Insurance Capital I
Westpac Capital Trust III			6.63%, 11/15/2034 (a)	4,000	3,144
5.82%, 9/30/2013 (a)	1,300	1,144

			Great-West Life & Annuity Insurance Co
		122,679	7.15%, 5/16/2046 (a)(e)	4,750	3,942

Diversified Banking Institutions (2.45%)			Lincoln National Corp
BNP Paribas			7.00%, 5/17/2066 (e)	6,375	5,227
7.20%, 6/29/2049 (a)	10,700	9,790	Nationwide Financial Services
7.20%, 6/29/2049 (e)	1,000	915	6.75%, 5/15/2037	10,300	7,807
Credit Agricole SA			Prudential Financial Inc
6.64%, 5/31/2049 (a)(e)	30,900	24,411	8.88%, 6/15/2038 (e)	24,123	25,631
9.75%, 6/29/2049	5,000	5,275	Prudential PLC
			6.50%, 6/29/2049	2,750	2,230

9.75%, 12/26/2049	17,738	18,625

					47,981

		59,016

			Money Center Banks (3.35%)
Diversified Financial Services (1.39%)
			ABN Amro North American Holding Preferred
ZFS Finance USA Trust I
			Capital Repackage Trust I
6.15%, 12/15/2065 (a)(e)	5,000	4,450	6.52%, 12/29/2049 (a)(e)	9,600	6,816
ZFS Finance USA Trust II			BankAmerica Institutional Capital A
6.45%, 12/15/2065 (a)(e)	32,430	29,187	8.07%, 12/31/2026 (a)	500	484

		33,637	BBVA International Preferred SA Unipersonal

Electric - Integrated (2.00%)			5.92%, 12/29/2049 (e)	7,600	6,080
FPL Group Capital Inc			Chase Capital II
6.35%, 10/ 1/2066 (e)	4,000	3,690	0.98%, 2/ 1/2027 (e)	500	355
6.65%, 6/15/2067 (e)	3,000	2,805	HBOS Capital Funding LP
7.30%, 9/ 1/2067 (e)	42,255	41,727	6.07%, 6/29/2049 (a)(e)	10,000	6,500

		48,222	HSBC Capital Funding LP/Jersey Channel

			Islands
Export & Import Bank (0.34%)			9.55%, 12/29/2049 (a)(e)	3,000	3,075
Svensk Exportkredit AB			10.18%, 12/29/2049 (a)(e)	11,000	13,090
6.38%, 10/29/2049 (a)	10,000	8,238	Mizuho Finance Group
			8.38%, 1/29/2049	9,000	8,960
Finance - Consumer Loans (0.20%)			Republic New York Capital I
HSBC Finance Capital Trust IX			7.75%, 11/15/2026	7,200	6,884
5.91%, 11/30/2035	6,000	4,740	Santander Finance Preferred SA Unipersonal
			10.50%, 9/29/2049 (e)	1,520	1,682
Finance - Credit Card (0.03%)			UBS Preferred Funding Trust I
Capital One Capital III			8.62%, 10/29/2049	28,950	26,923

7.69%, 8/15/2036	1,000	860			80,849

See accompanying notes

368

Schedule of Investments
Preferred Securities Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Multi-Line Insurance (5.32%)			Regional Banks (continued)
Allstate Corp/The			USB Capital IX
6.50%, 5/15/2057	$ 2,000 $	1,710	6.19%, 4/15/2049 (e)	$ 8,750 $	6,716
AXA SA			Wachovia Capital Trust III
8.60%, 12/15/2030	8,000	9,039	5.80%, 3/29/2049	29,370	21,014

6.38%, 12/29/2049 (a)(e)	35,426	30,024			60,811

6.46%, 12/31/2049 (a)(e)	12,300	10,132
			Savings & Loans - Thrifts (0.08%)
Hartford Financial Services Group Inc			Sovereign Capital Trust VI
8.13%, 6/15/2068 (e)	10,900	10,137	7.91%, 6/13/2036	2,050	1,828
MetLife Capital Trust IV
7.88%, 12/15/2037 (a)	24,500	23,704	Special Purpose Banks (0.05%)
MetLife Capital Trust X			Agfirst Farm Credit Bank
9.25%, 4/ 8/2068 (a)	22,000	23,980	7.30%, 10/31/2049 (a)(c)	1,850	1,289
MMI Capital Trust I
7.63%, 12/15/2027	1,073	877	Special Purpose Entity (2.58%)
USF&G Capital III			BankBoston Capital Trust IV
8.31%, 7/ 1/2046 (a)	2,000	1,907	0.91%, 6/ 8/2028 (e)	5,000	2,847
XL Capital Ltd			Capital One Capital IV
6.50%, 12/31/2049 (e)	22,000	16,747	6.75%, 2/17/2037	28,620	23,039

		128,257	Corestates Capital I

			8.00%, 12/15/2026 (a)	1,725	1,704
Mutual Insurance (1.26%)
			Deutsche Bank Capital Funding Trust I
Liberty Mutual Group Inc
7.80%, 3/15/2037 (a)	2,000	1,680	3.25%, 12/29/2049 (a)(e)	5,735	3,957
10.75%, 6/15/2058 (a)(e)	22,000	23,100	Glen Meadow Pass-Through Trust
			6.51%, 2/12/2067 (a)(e)	5,000	3,800
Oil Insurance Ltd
7.56%, 12/29/2049 (a)(e)	8,000	5,650	Goldman Sachs Capital I

			6.35%, 2/15/2034	15,000	14,209
		30,430

			JP Morgan Chase Capital XX
Property & Casualty Insurance (1.29%)			6.55%, 9/29/2036	9,950	9,278
ACE Capital Trust II			Old Mutual Capital Funding
9.70%, 4/ 1/2030	3,690	4,078	8.00%, 5/29/2049	4,000	3,417

Chubb Corp					62,251

6.38%, 3/29/2037 (e)	9,600	8,712
			Tools - Hand Held (0.60%)
Everest Reinsurance Holdings Inc
6.60%, 5/15/2037 (e)	6,700	4,824	Stanley Works/The
			5.90%, 12/ 1/2045 (e)	16,130	14,396
Progressive Corp/The
6.70%, 6/15/2037	15,550	13,621

			Transport - Rail (0.52%)
		31,235

			BNSF Funding Trust I
Regional Banks (2.52%)			6.61%, 12/15/2055 (e)	13,150	12,443

Fifth Third Capital Trust IV			TOTAL BONDS	$ 789,984

6.50%, 4/15/2037 (e)	8,000	5,700
			REPURCHASE AGREEMENTS (2.60%)
First Union Capital II
7.95%, 11/15/2029	700	694	Diversified Banking Institutions (2.60%)
			Investment in Joint Trading Account; Bank
Mellon Capital IV
			of America Repurchase Agreement; 0.06%
6.24%, 6/29/2049 (e)	4,000	3,130
			dated 10/30/09 maturing 11/02/09
PNC Financial Services Group Inc			(collateralized by Sovereign Agency
8.25%, 5/29/2049 (e)	5,000	5,013	Issues; $16,014,000; 0.00% - 5.75%; dated
PNC Preferred Funding Trust I			11/02/09 - 07/15/32)	$ 15,701$	15,701
6.52%, 12/31/2049 (a)(e)	6,700	4,736	Investment in Joint Trading Account; Credit
SunTrust Capital VIII			Suisse Repurchase Agreement; 0.06%
6.10%, 12/15/2036	13,359	9,451	dated 10/30/09 maturing 11/02/09
			(collateralized by US Treasury Notes;
SunTrust Preferred Capital I
			$16,014,000; 1.38% - 2.00%; dated
5.85%, 12/31/2049 (e)	6,677	4,357
			02/28/10 - 09/15/12)	15,701	15,701

See accompanying notes

369

Schedule of Investments Preferred Securities Fund

October 31, 2009

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $16,014,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	$ 15,700$	15,700
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $16,014,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	15,700	15,700

		62,802

TOTAL REPURCHASE AGREEMENTS	$ 62,802

Total Investments	$ 2,395,172
Other Assets in Excess of Liabilities, Net - 0.70%		16,903

TOTAL NET ASSETS - 100.00%	$ 2,412,075

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $389,534 or 16.15% of net assets.

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,710 or 0.11% of net assets.

(c)	Security is Illiquid

(d)	Non-Income Producing Security

(e)	Variable Rate. Rate shown is in effect at October 31, 2009.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 290,172
Unrealized Depreciation	(131,706)

Net Unrealized Appreciation (Depreciation)	158,466
Cost for federal income tax purposes	2,227,390
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	84.12%
Utilities	8.89%
Communications	4.12%
Industrial	1.11%
Exchange Traded Funds	0.38%
Government	0.34%
Energy	0.21%
Consumer, Non-cyclical	0.13%
Other Assets in Excess of Liabilities, Net	0.70%

TOTAL NET ASSETS	100.00%

See accompanying notes

370

     Schedule of Investments Principal Capital Appreciation Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.37%)			COMMON STOCKS (continued)
Aerospace & Defense (1.90%)			Building & Construction Products -
Boeing Co/The	212,083 $	10,138	Miscellaneous (0.48%)
			Simpson Manufacturing Co Inc	182,951 $	4,279
Northrop Grumman Corp	72,780	3,648
Teledyne Technologies Inc (a)	87,775	2,998

			Building Products - Cement & Aggregate (0.09%)
		16,784

			Cemex SAB de CV ADR (a)	76,372	793
Agricultural Chemicals (0.37%)
Potash Corp of Saskatchewan Inc	34,905	3,239	Cellular Telecommunications (0.11%)
			China Mobile Ltd ADR	20,650	965
Agricultural Operations (0.37%)
Archer-Daniels-Midland Co	109,850	3,309	Commercial Banks (0.65%)
			City National Corp/CA	100,411	3,782
Airlines (0.66%)			East West Bancorp Inc	96,573	872
Alaska Air Group Inc (a)	130,867	3,366	Westamerica Bancorporation	23,094	1,104

Cathay Pacific Airways Ltd ADR (a)	301,800	2,469			5,758

		5,835

			Commercial Services - Finance (0.21%)
Apparel Manufacturers (0.61%)			Visa Inc	24,550	1,860
Columbia Sportswear Co	102,149	3,887
True Religion Apparel Inc (a)	57,587	1,484	Computer Aided Design (0.19%)

		5,371	Autodesk Inc (a)	65,875	1,642

Applications Software (3.88%)			Computers (2.91%)
Actuate Corp (a)	462,917	2,319	Apple Inc (a)	31,590	5,955
Microsoft Corp	1,074,372	29,792	Hewlett-Packard Co	332,175	15,765
Quest Software Inc (a)	123,125	2,065	IBM Corp	33,040	3,985

		34,176			25,705

Athletic Footwear (1.39%)			Computers - Integrated Systems (0.14%)
Nike Inc	196,617	12,226	Echelon Corp (a)	87,650	1,196

Auto - Car & Light Trucks (0.47%)			Consumer Products - Miscellaneous (1.90%)
Toyota Motor Corp ADR	52,661	4,154	Clorox Co	200,080	11,851
			Kimberly-Clark Corp	65,075	3,980
Auto - Medium & Heavy Duty Trucks (1.33%)
			WD-40 Co	28,225	889

PACCAR Inc	314,462	11,764
					16,720

Auto/Truck Parts & Equipment - Original (0.42%)			Cosmetics & Toiletries (0.86%)
Johnson Controls Inc	154,000	3,684	Alberto-Culver Co	37,207	998
			Procter & Gamble Co	113,525	6,584

Beverages - Non-Alcoholic (0.16%)					7,582

PepsiAmericas Inc	49,265	1,441
			Dialysis Centers (0.61%)
Beverages - Wine & Spirits (0.14%)			DaVita Inc (a)	101,250	5,369
Brown-Forman Corp	26,247	1,281
			Disposable Medical Products (0.12%)
Building - Heavy Construction (0.42%)			CR Bard Inc	14,200	1,066
Granite Construction Inc	129,264	3,692
			Diversified Banking Institutions (0.91%)
Building - Mobile Home & Manufactured Housing (0.11%)			Barclays PLC ADR	32,750	684
Winnebago Industries (a)	84,692	974	JP Morgan Chase & Co	174,994	7,310

					7,994

Building - Residential & Commercial (0.20%)
			Diversified Manufacturing Operations (0.66%)
KB Home	123,300	1,748
			Crane Co	8,000	223

See accompanying notes

371

     Schedule of Investments Principal Capital Appreciation Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations			Food - Retail (continued)
(continued)			Kroger Co/The	105,650 $	2,443
General Electric Co	392,118 $	5,591

			Safeway Inc	233,900	5,223

		5,814

					13,786

E-Commerce - Products (0.81%)
			Forestry (1.56%)
Amazon.com Inc (a)	59,870	7,113
			Plum Creek Timber Co Inc	120,875	3,782
			Weyerhaeuser Co	275,175	10,000

Electric - Integrated (1.26%)
					13,782

Edison International	119,025	3,787
PG&E Corp	179,600	7,344	Gas - Distribution (1.48%)

		11,131	Northwest Natural Gas Co	10,950	458

			Sempra Energy	245,350	12,623

Electronic Components - Semiconductors (2.21%)
					13,081

Intel Corp	639,650	12,224
LSI Corp (a)	377,451	1,932	Hotels & Motels (0.45%)
QLogic Corp (a)	185,100	3,247	Red Lion Hotels Corp (a)	834,861	3,982
Supertex Inc (a)	86,035	2,086

		19,489	Human Resources (0.86%)

			AMN Healthcare Services Inc (a)	124,248	1,034
Electronic Design Automation (0.06%)			Resources Connection Inc (a)	139,454	2,408
Mentor Graphics Corp (a)	75,000	548
			Robert Half International Inc	96,600	2,241
			TrueBlue Inc (a)	160,000	1,936

Electronic Forms (1.59%)
					7,619

Adobe Systems Inc (a)	426,430	14,047
			Industrial Automation & Robots (0.02%)
Electronic Measurement Instruments (0.86%)			Intermec Inc (a)	17,210	212
FLIR Systems Inc (a)	31,300	870
Itron Inc (a)	72,950	4,380	Instruments - Scientific (2.09%)
Trimble Navigation Ltd (a)	110,048	2,308	Dionex Corp (a)	161,338	10,952

		7,558	FEI Co (a)	233,092	5,550

			Waters Corp (a)	33,250	1,909

Engineering - Research & Development Services (0.96%)
					18,411

Jacobs Engineering Group Inc (a)	201,176	8,508
			Internet Application Software (0.29%)
Enterprise Software & Services (1.32%)			Art Technology Group Inc (a)	622,819	2,566
Informatica Corp (a)	112,000	2,378
Omnicell Inc (a)	92,513	910	Investment Management & Advisory Services (2.02%)
Oracle Corp	252,394	5,325	Franklin Resources Inc	170,500	17,839
Sybase Inc (a)	76,328	3,020

		11,633	Lasers - Systems & Components (0.07%)

			Electro Scientific Industries Inc (a)	56,863	622
Fiduciary Banks (0.36%)
State Street Corp	75,000	3,149	Life & Health Insurance (1.05%)
			StanCorp Financial Group Inc	253,460	9,305
Finance - Investment Banker & Broker (2.05%)
Charles Schwab Corp/The	1,041,237	18,055	Machinery - Material Handling (0.15%)
			Cascade Corp	51,893	1,289
Food - Miscellaneous/Diversified (0.91%)
Campbell Soup Co	48,050	1,526	Medical - Biomedical/Gene (2.28%)
General Mills Inc	72,031	4,748	Amgen Inc (a)	62,385	3,352
Ralcorp Holdings Inc (a)	31,875	1,712	Dendreon Corp (a)	91,116	2,302

		7,986	Gilead Sciences Inc (a)	195,344	8,312

Food - Retail (1.56%)			Life Technologies Corp (a)	98,409	4,642
Dairy Farm International Holdings Ltd ADR	207,803	6,120

See accompanying notes

372

     Schedule of Investments Principal Capital Appreciation Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Oil & Gas Drilling (0.15%)
Martek Biosciences Corp (a)	84,772 $	1,523	Nabors Industries Ltd (a)	65,576 $	1,366

		20,131

			Oil Company - Exploration & Production (6.91%)
Medical - Drugs (2.36%)
			Apache Corp	147,900	13,920
Allergan Inc/United States	246,605	13,871
			Berry Petroleum Co	209,831	5,321
Bristol-Myers Squibb Co	243,200	5,302
			CNOOC Ltd ADR	19,890	2,962
Forest Laboratories Inc (a)	58,429	1,617

			Devon Energy Corp	105,350	6,817
		20,790

			Occidental Petroleum Corp	370,038	28,079
Medical - Generic Drugs (0.32%)			XTO Energy Inc	91,400	3,799

Teva Pharmaceutical Industries Ltd ADR	22,500	1,136			60,898

Watson Pharmaceuticals Inc (a)	48,032	1,653

			Oil Company - Integrated (3.97%)
		2,789

			Chevron Corp	389,593	29,820
Medical - HMO (0.08%)			Total SA ADR	87,000	5,226

Health Net Inc (a)	46,010	686			35,046

Medical - Nursing Homes (0.10%)			Oil Field Machinery & Equipment (0.04%)
Sun Healthcare Group Inc (a)	98,830	897	Natural Gas Services Group Inc (a)	18,964	320

Medical - Wholesale Drug Distribution (1.55%)			Power Converter & Supply Equipment (0.10%)
McKesson Corp	233,442	13,710	Sunpower Corp - Class B (a)	40,696	882

Medical Information Systems (0.10%)			Property & Casualty Insurance (0.31%)
Quality Systems Inc	14,963	913	Fidelity National Financial Inc	31,550	428
			Mercury General Corp	63,021	2,298

Medical Instruments (0.94%)					2,726

Beckman Coulter Inc	81,782	5,261	Regional Banks (2.49%)
Techne Corp	47,893	2,994	US Bancorp	81,375	1,889

		8,255	Wells Fargo & Co	728,293	20,043

Medical Products (2.09%)					21,932

Becton Dickinson and Co	38,733	2,648	REITS - Apartments (0.17%)
Johnson & Johnson	128,816	7,607	Essex Property Trust Inc	20,035	1,506
Varian Medical Systems Inc (a)	199,275	8,166

		18,421	REITS - Healthcare (1.21%)

			HCP Inc	243,285	7,199
Metal Processors & Fabrication (0.86%)
Precision Castparts Corp	79,171	7,551	Nationwide Health Properties Inc	106,863	3,446

					10,645

Motorcycle/Motor Scooter (0.13%)			REITS - Office Property (0.60%)
Harley-Davidson Inc	47,236	1,177	Alexandria Real Estate Equities Inc	97,986	5,308

Multimedia (1.56%)			Respiratory Products (0.40%)
Walt Disney Co/The	502,160	13,744	ResMed Inc (a)	71,500	3,519

Networking Products (1.85%)			Retail - Apparel & Shoe (1.46%)
Cisco Systems Inc (a)	625,550	14,294	Nordstrom Inc	323,386	10,277
Polycom Inc (a)	92,942	1,995	Ross Stores Inc	59,800	2,632

		16,289			12,909

Non-Hazardous Waste Disposal (0.67%)			Retail - Automobile (0.56%)
Waste Connections Inc (a)	188,325	5,919	Copart Inc (a)	153,995	4,954

See accompanying notes

373

     Schedule of Investments Principal Capital Appreciation Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Building Products (0.31%)			Transport - Truck (0.29%)
Home Depot Inc	109,400$	2,745	Con-way Inc	77,407$	2,554

Retail - Discount (2.17%)			Travel Services (0.25%)
Costco Wholesale Corp	336,390	19,124	Ambassadors Group Inc	175,329	2,228

Retail - Drug Store (0.27%)			Ultra Sound Imaging Systems (0.37%)
CVS Caremark Corp	68,500	2,418	SonoSite Inc (a)	131,021	3,248

Retail - Restaurants (2.34%)			Veterinary Diagnostics (0.62%)
Jack in the Box Inc (a)	159,791	2,998	VCA Antech Inc (a)	229,975	5,478
McDonald's Corp	104,475	6,123
Starbucks Corp (a)	606,375	11,509	Water (0.49%)

		20,630	California Water Service Group	117,650	4,302

Savings & Loans - Thrifts (1.61%)			Water Treatment Systems (0.07%)
Washington Federal Inc	826,509	14,175	Energy Recovery Inc (a)	113,876	635

Semiconductor Component - Integrated Circuits (0.63%)			Web Portals (1.48%)
Cypress Semiconductor Corp (a)	239,415	2,018	Google Inc (a)	24,295	13,025
Linear Technology Corp	135,600	3,510

		5,528	Wireless Equipment (0.38%)

			Qualcomm Inc	80,975	3,353
Semiconductor Equipment (0.71%)
Applied Materials Inc	315,522	3,850
			Wound, Burn & Skin Care (0.13%)
KLA-Tencor Corp	53,250	1,731	Obagi Medical Products Inc (a)	109,878	1,123

Novellus Systems Inc (a)	31,600	650

			TOTAL COMMON STOCKS	$ 867,495

		6,231

				Principal
Steel - Producers (1.46%)				Amount	Value
Reliance Steel & Aluminum Co	123,750	4,515		(000's)	(000's)

Schnitzer Steel Industries Inc	193,323	8,359	REPURCHASE AGREEMENTS (1.60%)

		12,874	Diversified Banking Institutions (1.60%)

Steel Pipe & Tube (0.22%)			Investment in Joint Trading Account; Bank
Northwest Pipe Co (a)	64,175	1,932	of America Repurchase Agreement; 0.06%
			dated 10/30/09 maturing 11/02/09
			(collateralized by Sovereign Agency
Telephone - Integrated (2.82%)			Issues; $3,597,000; 0.00% - 5.75%; dated
AT&T Inc	516,600	13,261	11/02/09 - 07/15/32)	$ 3,527$	3,527
Verizon Communications Inc	391,175	11,575	Investment in Joint Trading Account; Credit

		24,836	Suisse Repurchase Agreement; 0.06%

			dated 10/30/09 maturing 11/02/09
Toys (0.47%)			(collateralized by US Treasury Notes;
Mattel Inc	218,035	4,127	$3,597,000; 1.38% - 2.00%; dated
			02/28/10 - 09/15/12)	3,527	3,527
Transport - Equipment & Leasing (0.11%)			Investment in Joint Trading Account;
Greenbrier Cos Inc	113,000	1,003	Deutsche Bank Repurchase Agreement;
			0.06% dated 10/30/09 maturing 11/02/09
			(collateralized by Sovereign Agency
Transport - Rail (0.28%)
			Issues; $3,597,000; 1.88% - 3.75%; dated
Union Pacific Corp	44,300	2,443	12/06/10 - 08/24/12)	3,527	3,527

Transport - Services (1.37%)
Expeditors International of Washington Inc	374,558	12,068

See accompanying notes

374

Schedule of Investments Principal Capital Appreciation Fund

October 31, 2009

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $3,597,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	$ 3,527$	3,527

14,108

TOTAL REPURCHASE AGREEMENTS	$ 14,108

Total Investments	$ 881,603
Other Assets in Excess of Liabilities, Net - 0.03%		289

TOTAL NET ASSETS - 100.00%	$ 881,892

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 276,196
Unrealized Depreciation	(40,031)

Net Unrealized Appreciation (Depreciation)	236,165
Cost for federal income tax purposes	645,438
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	18.95%
Financial	15.03%
Technology	13.73%
Consumer, Cyclical	13.61%
Industrial	11.67%
Energy	11.07%
Communications	9.29%
Basic Materials	3.39%
Utilities	3.23%
Other Assets in Excess of Liabilities, Net	0.03%

TOTAL NET ASSETS	100.00%

See accompanying notes

375

     Schedule of Investments Real Estate Securities Fund

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.55%)			COMMON STOCKS (continued)
Hotels & Motels (0.77%)			REITS - Office Property (continued)
Choice Hotels International Inc	182,600 $	5,445	SL Green Realty Corp	1,344,128 $	52,098

Marriott International Inc/DE	224,081	5,616			222,140

		11,061

			REITS - Regional Malls (15.16%)
Publicly Traded Investment Fund (1.22%)			CBL & Associates Properties Inc	2,177,950	17,772
iShares Cohen & Steers Realty Majors Index			Macerich Co/The	316,251	9,424
Fund	378,068	17,474	Simon Property Group Inc	2,394,220	162,544
			Taubman Centers Inc	891,015	27,185

REITS - Apartments (11.35%)
					216,925

American Campus Communities Inc	557,112	15,053
Apartment Investment & Management Co	1,422,890	17,573	REITS - Shopping Centers (9.54%)
AvalonBay Communities Inc	368,570	25,350	Acadia Realty Trust	1,089,360	17,321
Education Realty Trust Inc	749,850	3,757	Developers Diversified Realty Corp	1,327,324	11,402
Equity Residential	1,183,430	34,177	Federal Realty Investment Trust	559,158	33,007
Essex Property Trust Inc	476,639	35,834	Kimco Realty Corp	1,931,205	24,410
Home Properties Inc	597,560	23,412	Ramco-Gershenson Properties Trust	451,295	3,990
UDR Inc	502,339	7,224	Saul Centers Inc	287,790	8,852

		162,380	Tanger Factory Outlet Centers	986,100	37,541

					136,523

REITS - Diversified (11.17%)
Colonial Properties Trust	1,358,295	14,303	REITS - Single Tenant (0.54%)
Digital Realty Trust Inc	853,150	38,503	Realty Income Corp	332,600	7,710
Duke Realty Corp	1,203,900	13,532
			REITS - Storage (5.62%)
Entertainment Properties Trust	464,300	15,795
			Public Storage	1,092,670	80,420
Liberty Property Trust	341,300	10,024
PS Business Parks Inc	223,195	10,930
			REITS - Warehouse & Industrial (4.29%)
Vornado Realty Trust	952,150	56,710	AMB Property Corp	1,209,170	26,577

		159,797	ProLogis	3,074,811	34,838

REITS - Healthcare (16.00%)					61,415

HCP Inc	2,704,230	80,018
			TOTAL COMMON STOCKS	$ 1,410,307

Health Care REIT Inc	981,938	43,568
Nationwide Health Properties Inc	1,181,120	38,091	PREFERRED STOCKS (0.50%)
Omega Healthcare Investors Inc	439,890	6,669	REITS - Storage (0.50%)
Ventas Inc	1,512,581	60,700	Public Storage Inc 6.63%; Series M	190,000	4,075

		229,046	Public Storage Inc 7.25%; Series K	129,200	3,075

					7,150
REITS - Hotels (5.13%)

Hospitality Properties Trust	1,255,999	24,253	TOTAL PREFERRED STOCKS	$ 7,150

Host Hotels & Resorts Inc	2,305,037	23,304		Principal
LaSalle Hotel Properties	1,503,249	25,796		Amount	Value

		73,353		(000's)	(000's)

REITS - Manufactured Homes (2.24%)			REPURCHASE AGREEMENTS (1.02%)
Equity Lifestyle Properties Inc	690,262	32,063	Diversified Banking Institutions (1.02%)
			Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.06%
REITS - Office Property (15.52%)
			dated 10/30/09 maturing 11/02/09
Alexandria Real Estate Equities Inc	520,474	28,194	(collateralized by Sovereign Agency
Boston Properties Inc	1,245,831	75,709	Issues; $3,738,000; 0.00% - 5.75%; dated
Brandywine Realty Trust	2,395,581	22,902	11/02/09 - 07/15/32)	$ 3,665$	3,665
Corporate Office Properties Trust SBI MD	193,100	6,409
Douglas Emmett Inc	1,337,848	15,787
Mack-Cali Realty Corp	679,830	21,041

See accompanying notes

376

Schedule of Investments Real Estate Securities Fund

October 31, 2009

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$3,738,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	$ 3,665$	3,665
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $3,738,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	3,665	3,665
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $3,738,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	3,665	3,665

		14,660

TOTAL REPURCHASE AGREEMENTS	$ 14,660

Total Investments	$ 1,432,117
Liabilities in Excess of Other Assets, Net - (0.07)%		(1,064)

TOTAL NET ASSETS - 100.00%	$ 1,431,053

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 226,381
Unrealized Depreciation	(252,242)

Net Unrealized Appreciation (Depreciation)	(25,861)
Cost for federal income tax purposes	1,457,978
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	98.08%
Exchange Traded Funds	1.22%
Consumer, Cyclical	0.77%
Liabilities in Excess of Other Assets, Net	(0.07%)

TOTAL NET ASSETS	100.00%

See accompanying notes

377

Schedule of Investments
Short-Term Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (73.29%)			BONDS (continued)
Aerospace & Defense (0.55%)			Cable/Satellite TV (0.90%)
BAE Systems Holdings Inc			Comcast Corp
4.75%, 8/15/2010 (a)	$ 500 $	508	5.45%, 11/15/2010	$ 300 $	313
Boeing Co/The			COX Communications Inc
5.00%, 3/15/2014	170	185	4.63%, 1/15/2010	475	478

		693	7.13%, 10/ 1/2012	300	337

					1,128

Airlines (0.23%)
Delta Air Lines Inc			Cellular Telecommunications (0.45%)
6.62%, 3/18/2011	288	284	Rogers Cable Inc
			7.88%, 5/ 1/2012	500	565
Asset Backed Securities (3.19%)
Carrington Mortgage Loan Trust			Commercial Banks (0.55%)
0.52%, 12/25/2035 (b)	475	414	American Express Bank FSB
Citigroup Mortgage Loan Trust Inc			5.50%, 4/16/2013	650	691
0.39%, 3/25/2037 (b)	400	324
CNH Equipment Trust			Computers - Memory Devices (0.16%)
4.12%, 5/15/2012	493	499	Seagate Technology HDD Holdings
Countrywide Asset-Backed Certificates			6.38%, 10/ 1/2011	200	205
6.02%, 9/25/2046 (b)	1,900	1,527
Countrywide Home Equity Loan Trust			Containers - Paper & Plastic (0.15%)
0.47%, 12/15/2035 (b)	88	27	Pactiv Corp
0.48%, 2/15/2036 (b)	194	149	5.88%, 7/15/2012	175	186
First-Citizens Home Equity Loan LLC
0.46%, 9/15/2022 (a)(b)	160	84	Credit Card Asset Backed Securities (0.14%)
GMAC Mortgage Corp Loan Trust			GE Capital Credit Card Master Note Trust
0.42%, 8/25/2035 (b)	143	40	0.42%, 3/15/2013 (b)	175	174
John Deere Owner Trust
4.18%, 6/15/2012	535	542	Diversified Banking Institutions (3.12%)
			Bank of America Corp
JP Morgan Mortgage Acquisition Corp
			4.90%, 5/ 1/2013	615	640
0.32%, 3/25/2037 (b)	225	207
			Citigroup Inc
Marriott Vacation Club Owner Trust
			5.50%, 8/27/2012	550	577
5.81%, 10/20/2029 (a)	163	148
			5.50%, 4/11/2013	750	782
Nomura Asset Acceptance Corp
0.46%, 1/25/2036 (a)(b)	220	44	Goldman Sachs Group Inc/The

			6.88%, 1/15/2011	1,050	1,117
		4,005

			0.65%, 2/ 6/2012 (b)	175	173
Automobile Sequential (1.14%)			JP Morgan Chase & Co
Capital Auto Receivables Asset Trust			5.60%, 6/ 1/2011	600	638

5.52%, 3/15/2011 (b)	500	499			3,927

Ford Credit Auto Owner Trust
5.47%, 9/15/2012 (b)	350	361	Diversified Financial Services (1.58%)
Nissan Auto Receivables Owner Trust			General Electric Capital Corp
4.28%, 7/15/2013	280	292	5.25%, 10/19/2012	750	806
WFS Financial Owner Trust			4.80%, 5/ 1/2013	575	605
4.50%, 5/17/2013	283	284	TNK-BP Finance SA

		1,436	6.13%, 3/20/2012 (a)	575	577

					1,988

Brewery (0.34%)
SABMiller PLC			Electric - Generation (0.10%)
6.20%, 7/ 1/2011 (a)	400	426	Indiantown Cogeneration LP
			9.26%, 12/15/2010	128	129
Building Products - Cement & Aggregate (0.34%)
CRH America Inc			Electric - Integrated (0.92%)
6.95%, 3/15/2012	400	434	Integrys Energy Group Inc
			7.00%, 11/ 1/2009	700	700

See accompanying notes

378

Schedule of Investments
Short-Term Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Integrated (continued)			Finance - Mortgage Loan/Banker (continued)
Scottish Power Ltd			Federal Home Loan Banks
4.91%, 3/15/2010	$ 450 $	457	1.63%, 7/27/2011	$ 12,000 $	12,139

		1,157			18,815

Electronic Connectors (0.26%)			Food - Miscellaneous/Diversified (0.60%)
Thomas & Betts Corp			General Mills Inc
7.25%, 6/ 1/2013	325	332	8.02%, 2/ 5/2013	650	754

Fiduciary Banks (0.50%)			Gas - Distribution (0.08%)
Bank of New York Mellon Corp/The			Southern California Gas Co
4.50%, 4/ 1/2013	595	631	0.53%, 12/ 1/2009 (b)	100	100

Finance - Auto Loans (0.36%)			Home Equity - Other (2.87%)
Ford Motor Credit Co LLC			Bear Stearns Asset Backed Securities Trust
9.88%, 8/10/2011	175	179	0.84%, 3/25/2034 (b)	409	265
Nissan Motor Acceptance Corp			0.42%, 6/25/2047 (b)	950	402
4.63%, 3/ 8/2010 (a)	270	270	Countrywide Asset-Backed Certificates

		449	6.09%, 6/25/2021 (b)	1,625	671

			First NLC Trust
Finance - Commercial (0.52%)
			0.57%, 5/25/2035 (b)	184	85
Textron Financial Canada Funding Corp
5.13%, 11/ 1/2010	650	651	GMAC Mortgage Corp Loan Trust
			4.62%, 11/25/2035 (b)	18	18
Finance - Consumer Loans (0.62%)			5.75%, 10/25/2036	618	455
HSBC Finance Corp			6.05%, 12/25/2037 (b)	635	366
0.72%, 11/16/2009 (b)	475	475	GSAA Trust
0.65%, 9/14/2012 (b)	325	311	6.04%, 7/25/2036	900	487

		786	Indymac Seconds Asset Backed Trust

			5.77%, 5/25/2036 (b)	249	239
Finance - Credit Card (0.20%)			Mastr Asset Backed Securities Trust
Capital One Bank USA NA			0.74%, 3/25/2035 (b)	544	20
5.75%, 9/15/2010	250	256	Option One Mortgage Loan Trust
			0.69%, 3/25/2037 (b)(c)	500	8
Finance - Investment Banker & Broker (1.49%)			Residential Asset Securities Corp
Merrill Lynch & Co Inc			4.59%, 8/25/2031	185	178
0.69%, 2/ 5/2010 (b)	200	200
			4.47%, 3/25/2032	461	404
0.68%, 11/ 1/2011 (b)	300	291
			Specialty Underwriting & Residential Finance
0.54%, 6/ 5/2012 (b)	250	239	0.47%, 3/25/2036 (b)	6	6

6.05%, 8/15/2012	400	429			3,604

5.45%, 2/ 5/2013	120	125
			Home Equity - Sequential (1.86%)
6.15%, 4/25/2013	550	590

			Countrywide Asset-Backed Certificates
		1,874

			5.68%, 6/25/2035	1,743	1,053
Finance - Leasing Company (0.34%)			5.56%, 4/25/2036	776	301
International Lease Finance Corp			5.51%, 8/25/2036	473	243
0.68%, 1/15/2010 (b)	100	98	5.81%, 11/25/2036	1,019	422
5.30%, 5/ 1/2012	400	332	New Century Home Equity Loan Trust

		430	4.76%, 11/25/2033	335	325

Finance - Mortgage Loan/Banker (14.97%)					2,344

Countrywide Financial Corp			Life & Health Insurance (2.16%)
5.80%, 6/ 7/2012	375	399	New York Life Global Funding
Fannie Mae			4.65%, 5/ 9/2013 (a)	795	841
4.75%, 12/15/2010	6,000	6,277	Pacific Life Global Funding
			0.52%, 6/22/2011 (a)(b)	175	163

See accompanying notes

379

Schedule of Investments
Short-Term Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Life & Health Insurance (continued)			Mortgage Backed Securities (continued)
Prudential Financial Inc			Citigroup / Deutsche Bank Commercial
5.15%, 1/15/2013	$ 950 $	997	Mortgage Trust
StanCorp Financial Group Inc			0.24%, 11/15/2044 (a)	$ 47,898 $	394
6.88%, 10/ 1/2012	510	540	Commercial Mortgage Pass Through Certificates
Sun Life Financial Global Funding LP			1.50%, 6/10/2010 (a)(b)	3,330	28
0.53%, 7/ 6/2010 (a)(b)	175	173	Countrywide Alternative Loan Trust

		2,714	2.07%, 7/20/2035 (b)	302	139

			1.76%, 2/25/2036 (b)	400	213
Medical - HMO (0.37%)
			6.00%, 5/25/2036	642	478
UnitedHealth Group Inc
			6.00%, 5/25/2036	8	8
4.88%, 2/15/2013	445	464
			0.52%, 6/25/2036 (b)(c)	1,274	188
Medical - Wholesale Drug Distribution (0.04%)			0.74%, 9/25/2036 (b)	354	240
Cardinal Health Inc			0.52%, 5/20/2046 (b)	1,187	165
5.65%, 6/15/2012	51	54	Countrywide Asset-Backed Certificates
			0.52%, 11/25/2035 (b)	82	64
Medical Products (0.55%)			0.51%, 1/25/2036 (b)(c)	449	313
Angiotech Pharmaceuticals Inc			Countrywide Home Loan Mortgage Pass
4.11%, 12/ 1/2013 (b)	225	187	Through Trust
Covidien International Finance SA			4.49%, 12/25/2033	119	118
5.45%, 10/15/2012	465	505	Credit Suisse First Boston Mortgage Securities

		692	Corp

			0.24%, 8/15/2038 (a)	37,061	253
Metal - Diversified (0.05%)			Fannie Mae
Xstrata Canada Corp			0.54%, 2/25/2032 (b)	177	176
7.25%, 7/15/2012	55	58	0.49%, 3/25/2035 (b)	84	83
			Fannie Mae Whole Loan
Metal Processors & Fabrication (0.24%)
			0.44%, 5/25/2035 (b)(c)	282	277
Timken Co
			First Union National Bank Commercial
5.75%, 2/15/2010	300	303
			Mortgage Securities Inc
			5.59%, 2/12/2034	3	3
Money Center Banks (0.55%)
			Freddie Mac
Deutsche Bank AG/London			5.13%, 12/15/2013	136	136
5.38%, 10/12/2012	630	688
			0.70%, 6/15/2023 (b)	219	215
			0.65%, 7/15/2023 (b)	727	718
Mortgage Backed Securities (20.36%)
ACT Depositor Corp			GE Capital Commercial Mortgage Corp
0.55%, 9/22/2041 (a)(b)(d)	727	73	5.99%, 12/10/2035	54	56
Banc of America Commercial Mortgage Inc			0.59%, 3/10/2040 (a)(b)	2,026	16
6.85%, 4/15/2036 (c)	200	201	Ginnie Mae
0.41%, 7/10/2046 (b)	47,852	614	1.26%, 10/16/2012 (b)	4,014	116
Banc of America Mortgage Securities Inc			1.06%, 2/16/2047 (b)	14,406	682
4.79%, 5/25/2035 (b)	331	324	GMAC Commercial Mortgage Securities Inc
Bear Stearns Adjustable Rate Mortgage Trust			0.83%, 3/10/2038 (a)(b)	1,830	21
3.76%, 9/25/2034 (b)	285	261	0.37%, 8/10/2038 (a)(b)	50,330	338
Bear Stearns Alt-A Trust			GMAC Mortgage Corp Loan Trust
0.52%, 7/25/2035 (b)	30	8	5.25%, 7/25/2034	726	608
Bear Stearns Commercial Mortgage Securities			Greenwich Capital Commercial Funding Corp
7.00%, 5/20/2030	457	483	0.29%, 12/10/2049 (a)(b)	47,904	523
0.21%, 2/11/2041 (b)	19,113	121	GSR Mortgage Loan Trust
Bella Vista Mortgage Trust			4.73%, 7/25/2035 (b)	479	451
0.50%, 5/20/2045 (b)(c)	136	63	Heller Financial Commercial Mortgage Asset
Chase Commercial Mortgage Securities Corp			8.00%, 1/17/2034 (b)	1,000	1,000
7.56%, 10/15/2032	500	496	Impac CMB Trust
			1.24%, 10/25/2033 (b)	50	30

See accompanying notes

380

Schedule of Investments
Short-Term Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Impac CMB Trust (continued)			Wachovia Bank Commercial Mortgage Trust
0.49%, 5/25/2037 (b)(c)	$ 618 $	496	0.17%, 1/15/2041 (a)(b)	$ 15,104 $	43
Indymac Index Mortgage Loan Trust			0.32%, 4/15/2042 (a)(b)	70,455	498
0.84%, 4/25/2034 (b)	41	29	5.25%, 12/15/2043	1,175	1,155
0.42%, 2/25/2037 (b)	930	470	WaMu Mortgage Pass Through Certificates
0.48%, 6/25/2037 (b)(c)	740	387	3.77%, 3/25/2033 (b)	88	78
JP Morgan Chase Commercial Mortgage			0.47%, 4/25/2045 (b)	16	12
Securities Corp			0.51%, 4/25/2045 (b)	73	39
6.95%, 11/15/2035 (a)(b)	350	330
			0.53%, 7/25/2045 (b)	138	98
5.30%, 5/15/2047 (b)(c)	1,400	1,330
			0.49%, 11/25/2045 (b)	58	51

5.31%, 1/15/2049	625	609
					25,586

JP Morgan Mortgage Trust
3.81%, 5/25/2034	293	277	Multi-Line Insurance (0.22%)
5.11%, 6/25/2035 (b)	330	281	CNA Financial Corp
5.63%, 4/25/2037 (b)	555	427	6.00%, 8/15/2011	150	153
LB-UBS Commercial Mortgage Trust			Genworth Financial Inc
6.06%, 6/15/2020	70	71	6.15%, 11/15/2066 (b)	185	124

4.44%, 12/15/2029 (b)	1,000	999			277

1.43%, 10/15/2035 (a)(b)	8,741	323	Mutual Insurance (0.33%)
MASTR Asset Securitization Trust			Health Care Service Corp
5.25%, 9/25/2033 (b)	172	172	7.75%, 6/15/2011 (a)	400	418
Merrill Lynch / Countrywide Commercial
Mortgage Trust			Office Automation & Equipment (0.25%)
0.65%, 7/12/2046	44,870	1,068	Xerox Corp
0.49%, 9/12/2049 (b)	22,492	419	5.50%, 5/15/2012	295	311
Merrill Lynch Mortgage Trust
0.15%, 11/12/2035 (a)(b)	30,967	54	Oil - Field Services (0.54%)
0.12%, 7/12/2038	99,335	560	Weatherford International Inc
0.11%, 9/12/2042 (b)	42,375	314	6.63%, 11/15/2011	250	270
Merrill Lynch/Countrywide Commercial			5.95%, 6/15/2012	375	403

Mortgage Trust					673

5.11%, 12/12/2049 (b)	885	885
			Oil Company - Exploration & Production (0.96%)
Morgan Stanley Capital I
0.62%, 8/25/2046 (a)(b)	725	7	Canadian Natural Resources Ltd
			5.15%, 2/ 1/2013	650	689
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031	26	27	Devon OEI Operating Inc
			7.25%, 10/ 1/2011	475	517

New Century Alternative Mortgage Loan Trust
5.91%, 7/25/2036 (b)	916	815			1,206

Residential Accredit Loans Inc			Oil Company - Integrated (0.35%)
6.00%, 11/25/2032	524	494	Husky Energy Inc
5.25%, 12/25/2035 (b)	110	63	6.25%, 6/15/2012	400	434
0.39%, 2/25/2047 (b)	1,304	580
Residential Funding Mortgage Securities I			Pipelines (0.78%)
4.12%, 11/25/2035 (b)	441	343	NGPL Pipeco LLC
5.67%, 2/25/2036 (b)	252	188	6.51%, 12/15/2012 (a)	650	710
0.84%, 7/25/2036 (b)	126	112	ONEOK Partners LP
			5.90%, 4/ 1/2012	255	268

Structured Asset Mortgage Investments Inc
0.55%, 9/25/2045 (b)	118	67			978

Structured Asset Securities Corp			Property Trust (0.41%)
5.50%, 6/25/2036 (b)	1,450	343	WEA Finance LLC / WCI Finance LLC
Thornburg Mortgage Securities Trust			5.40%, 10/ 1/2012 (a)	500	517
0.59%, 12/25/2033 (b)	472	378

See accompanying notes

381

Schedule of Investments
Short-Term Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Real Estate Operator & Developer (0.46%)			Special Purpose Entity (0.49%)
Regency Centers LP			Genworth Global Funding Trusts
8.45%, 9/ 1/2010	$ 575 $	584	5.20%, 10/ 8/2010	$ 375 $	382
			USB Realty Corp
Regional Banks (1.50%)			6.09%, 12/22/2049 (a)(b)	330	230

BAC Capital Trust XIII					612

0.70%, 3/15/2043 (b)	435	251
			Steel - Producers (0.30%)
BAC Capital Trust XIV
5.63%, 3/15/2043 (b)	550	382	Ispat Inland ULC
			9.75%, 4/ 1/2014	360	373
Capital One Financial Corp
5.70%, 9/15/2011	300	317
			Telephone - Integrated (0.62%)
SunTrust Preferred Capital I
5.85%, 12/31/2049 (b)	62	40	British Telecommunications PLC
			5.15%, 1/15/2013	750	784
Wachovia Corp
5.35%, 3/15/2011	600	629
			Tobacco (0.33%)
0.51%, 3/ 1/2012 (b)	275	268

			Reynolds American Inc
		1,887	6.50%, 7/15/2010	400	411

REITS - Apartments (0.16%)
UDR Inc			Transport - Rail (0.27%)
5.50%, 4/ 1/2014	200	198	CSX Corp
			4.88%, 11/ 1/2009	335	335

REITS - Mortgage (0.42%)			TOTAL BONDS	$ 92,104

iStar Financial Inc
			U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 12/15/2010	500	390
			OBLIGATIONS (21.38%)
5.65%, 9/15/2011	200	136	Federal Home Loan Mortgage Corporation

		526	(FHLMC) (2.49%)

			4.50%, 11/ 1/2009	27	27
REITS - Office Property (0.29%)			4.50%, 12/ 1/2009	93	93
Brandywine Operating Partnership LP
			4.50%, 4/ 1/2010	64	64
5.63%, 12/15/2010	364	363
			4.50%, 9/ 1/2010	133	136
REITS - Regional Malls (0.17%)			4.50%, 2/ 1/2011	60	63
Simon Property Group LP			4.50%, 4/ 1/2011	75	79
5.60%, 9/ 1/2011	200	209	4.50%, 7/ 1/2011	79	82
			4.50%, 11/ 1/2011	348	362
REITS - Shopping Centers (0.29%)			6.50%, 4/ 1/2015	4	4
Federal Realty Investment Trust			6.50%, 12/ 1/2015	15	16
6.00%, 7/15/2012	350	363
			7.00%, 12/ 1/2022	151	166
			7.50%, 12/ 1/2029	3	4
REITS - Warehouse & Industrial (0.49%)
ProLogis			4.05%, 12/ 1/2034 (b)	147	148
5.50%, 3/ 1/2013	625	620	4.48%, 1/ 1/2035 (b)	236	239
			4.22%, 6/ 1/2035 (b)	969	1,001
Retail - Drug Store (0.36%)			4.14%, 9/ 1/2035 (b)	298	306
CVS Caremark Corp			4.98%, 9/ 1/2035 (b)	324	338

0.66%, 6/ 1/2010 (b)	450	450			3,128

Rubber - Tires (0.16%)			Federal National Mortgage Association (FNMA) (3.77%)
Goodyear Tire & Rubber Co/The			4.50%, 12/ 1/2009	5	5
5.01%, 12/ 1/2009 (b)	200	200	4.50%, 3/ 1/2010	59	60
			4.00%, 5/ 1/2010	200	201
Special Purpose Banks (0.29%)			4.50%, 5/ 1/2010	34	34
Korea Development Bank/Republic of Korea			4.00%, 6/ 1/2010	103	104
0.42%, 4/ 3/2010 (b)	365	362
			4.00%, 7/ 1/2010	78	79
			4.00%, 8/ 1/2010	80	80

See accompanying notes

382

Schedule of Investments Short-Term Bond Fund October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (continued)			Diversified Banking Institutions (continued)
Federal National Mortgage Association (FNMA)			Investment in Joint Trading Account;
(continued)			Morgan Stanley Repurchase Agreement;
4.50%, 8/ 1/2011	$ 197 $	205	0.06% dated 10/30/09 maturing 11/02/09
8.50%, 5/ 1/2022	32	36	(collateralized by Sovereign Agency
8.00%, 5/ 1/2027	5	6	Issues; $3,909,000; 0.88% - 4.75%; dated
6.00%, 7/ 1/2028	73	79	12/10/10 - 07/01/19)	$ 3,832$	3,832

7.50%, 10/ 1/2029	15	17			15,329

4.73%, 12/ 1/2032 (b)	162	167	TOTAL REPURCHASE AGREEMENTS	$ 15,329

3.35%, 7/ 1/2034 (b)	352	362
			Total Investments	$ 134,300
3.83%, 7/ 1/2034 (b)	149	154	Liabilities in Excess of Other Assets, Net - (6.87)%		(8,637)

3.47%, 8/ 1/2034 (b)	220	226
			TOTAL NET ASSETS - 100.00%	$ 125,663

2.72%, 9/ 1/2034 (b)	308	314

4.28%, 1/ 1/2035 (b)	83	84
4.50%, 1/ 1/2035 (b)	365	377	(a)	Security exempt from registration under Rule 144A of the Securities Act
3.88%, 2/ 1/2035 (b)	60	62	of 1933. These securities may be resold in transactions exempt from
4.60%, 4/ 1/2035 (b)	510	521	registration, normally to qualified institutional buyers. Unless otherwise
			indicated, these securities are not considered illiquid. At the end of the
3.93%, 10/ 1/2035 (b)	1,127	1,154	period, the value of these securities totaled $8,010 or 6.37% of net
3.35%, 2/ 1/2037 (b)	402	412	assets.

		4,739	(b)	Variable Rate. Rate shown is in effect at October 31, 2009.

			(c) Security is Illiquid
U.S. Treasury (15.12%)
			(d)	Market value is determined in accordance with procedures established in
1.13%, 6/30/2011	2,000	2,015	good faith by the Board of Directors. At the end of the period, the value
1.38%, 4/15/2012	6,000	6,030	of these securities totaled $73 or 0.06% of net assets.
4.50%, 4/30/2012	2,700	2,921
2.25%, 5/31/2014	8,000	8,034	Unrealized Appreciation (Depreciation)

		19,000	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 26,867		Unrealized Appreciation	$ 1,945

REPURCHASE AGREEMENTS (12.20%)			Unrealized Depreciation		(17,478)

Diversified Banking Institutions (12.20%)			Net Unrealized Appreciation (Depreciation)		(15,533)
Investment in Joint Trading Account; Bank			Cost for federal income tax purposes		149,833
of America Repurchase Agreement; 0.06%			All dollar amounts are shown in thousands (000's)
dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency			Portfolio Summary (unaudited)

Issues; $3,909,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 3,832$	3,832	Sector		Percent

Investment in Joint Trading Account; Credit			Financial		30.04%
Suisse Repurchase Agreement; 0.06%			Government		29.78%
dated 10/30/09 maturing 11/02/09			Mortgage Securities		26.62%
(collateralized by US Treasury Notes;			Asset Backed Securities		9.20%
$3,909,000; 1.38% - 2.00%; dated			Energy		2.62%
02/28/10 - 09/15/12)	3,833	3,833	Consumer, Non-cyclical		2.23%
			Communications		1.97%
Investment in Joint Trading Account;
			Industrial		1.82%
Deutsche Bank Repurchase Agreement;
			Utilities		1.10%
0.06% dated 10/30/09 maturing 11/02/09			Consumer, Cyclical		0.74%
(collateralized by Sovereign Agency			Technology		0.41%
Issues; $3,909,000; 1.88% - 3.75%; dated			Basic Materials		0.34%
12/06/10 - 08/24/12)	3,832	3,832	Liabilities in Excess of Other Assets, Net		(6.87%)

			TOTAL NET ASSETS		100.00%

See accompanying notes

383

Schedule of Investments Short-Term Income Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (87.12%)			BONDS (continued)
Aerospace & Defense (0.56%)			Computers (0.90%)
General Dynamics Corp			Hewlett-Packard Co
1.80%, 7/15/2011	$ 2,600 $	2,634	4.25%, 2/24/2012	$ 4,000 $	4,224

Aerospace & Defense Equipment (0.44%)			Consumer Products - Miscellaneous (0.96%)
United Technologies Corp			Clorox Co
4.38%, 5/ 1/2010	2,000	2,042	5.00%, 3/ 1/2013	4,250	4,508

Agricultural Operations (1.19%)			Diversified Banking Institutions (6.94%)
Cargill Inc			Bank of America Corp
5.20%, 1/22/2013 (a)	5,250	5,581	6.25%, 4/15/2012	2,750	2,967
			2.10%, 4/30/2012	3,000	3,050
Applications Software (0.43%)			Citigroup Inc
Microsoft Corp			5.50%, 8/27/2012	2,500	2,623
2.95%, 6/ 1/2014	2,000	2,029	Goldman Sachs Group Inc/The
			5.25%, 10/15/2013	3,500	3,745
Asset Backed Securities (0.82%)			JP Morgan Chase & Co
Merrill Lynch First Franklin Mortgage Loan			2.20%, 6/15/2012	5,000	5,100
Trust
			5.38%, 10/ 1/2012	5,250	5,735
0.94%, 10/25/2037 (b)	4,010	3,847
			Morgan Stanley
			5.63%, 1/ 9/2012	4,500	4,792
Brewery (0.84%)
Anheuser-Busch InBev Worldwide Inc			1.95%, 6/20/2012	4,500	4,559

7.20%, 1/15/2014 (a)	3,500	3,943			32,571

			Diversified Financial Services (1.08%)
Cable/Satellite TV (0.80%)
			General Electric Capital Corp
Time Warner Cable Inc			5.72%, 8/22/2011	5,000	5,042
5.40%, 7/ 2/2012	3,500	3,738
			Diversified Manufacturing Operations (0.56%)
Cellular Telecommunications (0.45%)
			Honeywell International Inc
America Movil SA de CV			4.25%, 3/ 1/2013	2,500	2,646
5.50%, 3/ 1/2014	2,000	2,091
			Electric - Integrated (3.32%)
Chemicals - Diversified (1.95%)
			Commonwealth Edison Co
EI Du Pont de Nemours & Co			5.40%, 12/15/2011	4,500	4,829
5.00%, 7/15/2013	2,500	2,726
			Korea Electric Power Corp
PPG Industries Inc			5.50%, 7/21/2014 (a)	4,250	4,486
5.75%, 3/15/2013	6,000	6,428

			Virginia Electric and Power Co
		9,154	5.10%, 11/30/2012	5,750	6,241

Commercial Banks (4.43%)					15,556

Commonwealth Bank of Australia			Enterprise Software & Services (0.58%)
3.75%, 10/15/2014 (a)	5,250	5,302
			Oracle Corp
National Australia Bank Ltd			3.75%, 7/ 8/2014	2,600	2,703
2.55%, 1/13/2012 (a)	7,000	7,152
Regions Bank/Birmingham AL			Finance - Auto Loans (1.15%)
3.25%, 12/ 9/2011	4,500	4,692	American Honda Finance Corp
SunTrust Bank/Atlanta GA			4.63%, 4/ 2/2013 (a)	5,250	5,376
3.00%, 11/16/2011	3,500	3,631

		20,777	Finance - Commercial (0.57%)

Commercial Services - Finance (1.14%)			Caterpillar Financial Services Corp
			4.85%, 12/ 7/2012	2,500	2,664
Western Union Co/The
5.40%, 11/17/2011	5,000	5,337

See accompanying notes

384

Schedule of Investments Short-Term Income Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Consumer Loans (0.92%)			Medical - Drugs (1.40%)
John Deere Capital Corp			Merck & Co Inc/NJ
4.95%, 12/17/2012	$ 4,000 $	4,324	1.88%, 6/30/2011	$ 1,000 $	1,013
			Pfizer Inc
Finance - Credit Card (1.20%)			4.45%, 3/15/2012	5,250	5,567

American Express Credit Corp					6,580

5.88%, 5/ 2/2013	5,250	5,634
			Medical - HMO (0.95%)
Finance - Investment Banker & Broker (0.88%)			UnitedHealth Group Inc
Jefferies Group Inc			4.88%, 2/15/2013	4,250	4,436
5.88%, 6/ 8/2014	4,000	4,119
			Mortgage Backed Securities (16.68%)
Finance - Leasing Company (0.67%)			Banc of America Funding Corp
International Lease Finance Corp			5.00%, 6/25/2035 (b)	4,973	4,763
6.38%, 3/25/2013	4,000	3,164	5.75%, 3/25/2036	3,952	3,189
			Banc of America Mortgage Securities Inc
Finance - Mortgage Loan/Banker (8.35%)			4.75%, 8/25/2033	1,554	1,555
Countrywide Financial Corp			4.75%, 2/25/2035	4,821	4,801
5.80%, 6/ 7/2012	2,750	2,926	Chase Mortgage Finance Corp
Fannie Mae			5.50%, 5/25/2035	1,849	1,618
5.00%, 10/15/2011	10,000	10,792	Citicorp Mortgage Securities Inc
2.00%, 1/ 9/2012	6,000	6,098	4.50%, 9/25/2034 (b)	3,112	3,080
1.88%, 4/20/2012	6,000	6,079	Countrywide Home Loan Mortgage Pass
1.88%, 10/29/2012	5,250	5,254	Through Trust
			5.50%, 10/25/2035	2,986	2,980
Freddie Mac
5.75%, 1/15/2012	5,000	5,515	Credit Suisse First Boston Mortgage Securities
			Corp
1.75%, 6/15/2012	2,500	2,521	6.00%, 12/25/2033	1,350	1,164

		39,185	Fannie Mae

Food - Miscellaneous/Diversified (0.33%)			6.00%, 2/25/2031	10,000	10,596
Kellogg Co			5.00%, 11/25/2035	2,312	2,466
5.13%, 12/ 3/2012	1,400	1,523	Freddie Mac
			5.50%, 10/15/2027	4,811	4,949
Home Equity - Other (1.08%)			6.00%, 9/15/2029	5,893	6,183
Mastr Asset Backed Securities Trust			4.50%, 5/15/2030	4,269	4,327
0.30%, 11/25/2036 (b)	5,122	5,067	Ginnie Mae
			4.50%, 8/20/2032	1,010	1,048
Industrial Gases (0.39%)			GSR Mortgage Loan Trust
Air Products & Chemicals Inc			6.00%, 6/25/2036	2,703	2,070
4.15%, 2/ 1/2013	1,750	1,829	Lehman Mortgage Trust
			5.75%, 4/25/2036	6,758	6,486
Life & Health Insurance (1.14%)
			Residential Asset Securitization Trust
Prudential Financial Inc			6.00%, 5/25/2036	3,239	1,970
3.63%, 9/17/2012	4,250	4,319
			Residential Funding Mortgage Securities I
4.50%, 7/15/2013	1,000	1,016	5.50%, 9/25/2036	3,742	3,324

		5,335	Structured Asset Securities Corp

Manufactured Housing ABS Other (0.02%)			5.50%, 12/25/2033	2,969	2,919
Green Tree Financial Corp			Wells Fargo Mortgage Backed Securities Trust
7.70%, 9/15/2026 (c)	120	86	5.50%, 5/25/2035	5,424	5,249
			5.75%, 10/25/2036 (b)	3,541	3,536

Medical - Biomedical/Gene (1.01%)					78,273

Amgen Inc
			Multi-Line Insurance (1.13%)
4.00%, 11/18/2009	4,725	4,733
			Metropolitan Life Global Funding I
			5.13%, 6/10/2014 (a)	5,000	5,312
See accompanying notes

385

Schedule of Investments Short-Term Income Fund

October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Multimedia (0.98%)			REITS - Regional Malls (0.78%)
Walt Disney Co/The			Simon Property Group LP
4.70%, 12/ 1/2012	$ 4,250 $	4,590	5.60%, 9/ 1/2011	$ 3,500 $	3,666

Non-Hazardous Waste Disposal (0.67%)			Rental - Auto & Equipment (1.01%)
Allied Waste North America Inc			ERAC USA Finance Co
5.75%, 2/15/2011	3,000	3,152	5.80%, 10/15/2012 (a)	4,500	4,754

Oil - Field Services (1.10%)			Retail - Apparel & Shoe (0.12%)
Smith International Inc			Nordstrom Inc
8.63%, 3/15/2014	4,500	5,162	6.75%, 6/ 1/2014	500	557

Oil Company - Exploration & Production (1.06%)			Retail - Discount (0.76%)
Apache Corp			Wal-Mart Stores Inc
6.25%, 4/15/2012	4,500	4,953	3.20%, 5/15/2014	3,500	3,587

Oil Company - Integrated (0.91%)			Savings & Loans - Thrifts (0.00%)
StatoilHydro ASA			Washington Mutual Bank / Henderson NV
2.90%, 10/15/2014	4,250	4,285	0.00%, 1/15/2013 (d)	1,200	3

Property & Casualty Insurance (0.93%)			Steel - Producers (1.91%)
Fidelity National Financial Inc			Nucor Corp
7.30%, 8/15/2011	4,250	4,383	5.00%, 12/ 1/2012	8,300	8,978

Property Trust (1.16%)			Telephone - Integrated (0.97%)
WEA Finance LLC / WCI Finance LLC			AT&T Inc
5.40%, 10/ 1/2012 (a)	5,250	5,426	4.95%, 1/15/2013	4,250	4,536

Quarrying (0.96%)			Textile - Home Furnishings (1.03%)
Vulcan Materials Co			Mohawk Industries Inc
5.60%, 11/30/2012	4,250	4,490	7.20%, 4/15/2012	4,750	4,845

Regional Banks (1.22%)			Transport - Services (0.97%)
Wells Fargo & Co			United Parcel Service Inc
4.38%, 1/31/2013	5,500	5,727	4.50%, 1/15/2013	4,250	4,555

Reinsurance (0.95%)			Water (0.96%)
Berkshire Hathaway Finance Corp			Veolia Environnement
4.00%, 4/15/2012	4,250	4,474	5.25%, 6/ 3/2013	4,250	4,524

			TOTAL BONDS	$ 408,738

REITS - Apartments (0.89%)
ERP Operating LP			U.S. GOVERNMENT & GOVERNMENT AGENCY
5.50%, 10/ 1/2012	4,000	4,186	OBLIGATIONS (4.91%)
			Federal Home Loan Mortgage Corporation
			(FHLMC) (0.12%)
REITS - Diversified (0.87%)			9.50%, 8/ 1/2016	8	9
Duke Realty LP			6.00%, 4/ 1/2017	176	190
6.25%, 5/15/2013	4,000	4,087
			6.00%, 5/ 1/2017	317	341
REITS - Healthcare (1.65%)			3.40%, 11/ 1/2021 (b)	19	20

Health Care REIT Inc					560

6.00%, 11/15/2013	2,575	2,545	Federal National Mortgage Association (FNMA) (0.07%)
Nationwide Health Properties Inc			6.50%, 1/ 1/2012	47	49
6.50%, 7/15/2011	5,000	5,210

			6.50%, 1/ 1/2014	74	80
		7,755

			8.50%, 11/ 1/2017	15	17
			5.02%, 1/ 1/2019 (b)	7	7

See accompanying notes

386

Schedule of Investments
Short-Term Income Fund
October 31, 2009

	Principal		Principal
	Amount	Value	Amount		Value
	(000's)	(000's)	(000's)		(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (continued)			Diversified Banking Institutions (continued)
Federal National Mortgage Association (FNMA)			Investment in Joint Trading Account;
(continued)			Morgan Stanley Repurchase Agreement;
5.61%, 4/ 1/2019 (b)	$ 8 $	8	0.06% dated 10/30/09 maturing 11/02/09
10.00%, 5/ 1/2022	10	11	(collateralized by Sovereign Agency
3.05%, 11/ 1/2022 (b)	3	3	Issues; $6,951,000; 0.88% - 4.75%; dated
4.40%, 11/ 1/2032 (b)	121	122	12/10/10 - 07/01/19)	$ 6,815$	6,815

4.53%, 11/ 1/2035 (b)	25	25			27,258

		322	TOTAL REPURCHASE AGREEMENTS		$ 27,258

Government National Mortgage Association			Total Investments		$ 459,024
(GNMA) (0.03%)			Other Assets in Excess of Liabilities, Net - 2.16%		10,131

8.00%, 3/15/2012	2	3
			TOTAL NET ASSETS - 100.00%		$ 469,155

11.00%, 10/15/2015	18	21

11.00%, 11/15/2015	3	3

11.00%, 11/15/2015	36	40	(a)	Security exempt from registration under Rule 144A of the Securities Act
10.00%, 1/15/2019	56	64	of 1933. These securities may be resold in transactions exempt from
10.00%, 2/15/2019	1	1	registration, normally to qualified institutional buyers. Unless otherwise
			indicated, these securities are not considered illiquid. At the end of the
9.00%, 4/20/2025	3	3

			period, the value of these securities totaled $47,332 or 10.09% of net
		135	assets.

			(b) Variable Rate. Rate shown is in effect at October 31, 2009.
U.S. Treasury (4.69%)
			(c) Security is Illiquid
3.13%, 11/30/2009 (e)	1,000	1,002
			(d) Non-Income Producing Security
1.38%, 3/15/2012	5,000	5,030
			(e)	Security or a portion of the security was pledged to cover margin
1.38%, 5/15/2012	10,000	10,044	requirements for futures contracts. At the end of the period, the value of
1.75%, 1/31/2014	6,000	5,935	these securities totaled $374 or 0.08% of net assets.

		22,011

			Unrealized Appreciation (Depreciation)
TOTAL U.S. GOVERNMENT & GOVERNMENT			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
AGENCY OBLIGATIONS	$ 23,028		of investments held by the fund as of the period end were as follows:

REPURCHASE AGREEMENTS (5.81%)
Diversified Banking Institutions (5.81%)			Unrealized Appreciation		$ 12,231
Investment in Joint Trading Account; Bank			Unrealized Depreciation		(6,942)

of America Repurchase Agreement; 0.06%			Net Unrealized Appreciation (Depreciation)		5,289
dated 10/30/09 maturing 11/02/09
			Cost for federal income tax purposes		453,735
(collateralized by Sovereign Agency
			All dollar amounts are shown in thousands (000's)
Issues; $6,951,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 6,814$	6,814
Investment in Joint Trading Account; Credit			Portfolio Summary (unaudited)

Suisse Repurchase Agreement; 0.06%			Sector		Percent

dated 10/30/09 maturing 11/02/09
			Financial		35.00%
(collateralized by US Treasury Notes;			Mortgage Securities		16.90%
$6,951,000; 1.38% - 2.00%; dated			Government		12.42%
02/28/10 - 09/15/12)	6,814	6,814	Consumer, Non-cyclical		8.82%
Investment in Joint Trading Account;			Basic Materials		5.21%
Deutsche Bank Repurchase Agreement;			Utilities		4.28%
0.06% dated 10/30/09 maturing 11/02/09			Industrial		3.20%
(collateralized by Sovereign Agency			Communications		3.19%
Issues; $6,951,000; 1.88% - 3.75%; dated			Energy		3.07%
12/06/10 - 08/24/12)	6,815	6,815	Asset Backed Securities		1.92%
			Consumer, Cyclical		1.92%
			Technology		1.91%
			Other Assets in Excess of Liabilities, Net		2.16%

			TOTAL NET ASSETS		100.00%

			Other Assets Summary (unaudited)

			Asset Type		Percent

			Futures		8.81%

See accompanying notes

387

Schedule of Investments
Short-Term Income Fund
October 31, 2009

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US 5 Year Note; December 2009	Sell	355	$ 41,022	$ 41,341	$ (319)
All dollar amounts are shown in thousands (000's)

See accompanying notes

388

Schedule of Investments SmallCap Blend Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.73%)			COMMON STOCKS (continued)
Aerospace & Defense (1.16%)			Building & Construction Products -
Esterline Technologies Corp (a)	33,069 $	1,392	Miscellaneous (0.14%)
			Louisiana-Pacific Corp (a)	50,010 $	263
Teledyne Technologies Inc (a)	20,687	707

		2,099

			Casino Services (0.81%)
Aerospace & Defense Equipment (0.80%)			Bally Technologies Inc (a)	36,990	1,457
Moog Inc (a)	16,790	419
Triumph Group Inc	21,980	1,029	Cellular Telecommunications (0.27%)

		1,448	Syniverse Holdings Inc (a)	28,700	492

Airlines (0.32%)			Chemicals - Diversified (0.55%)
Allegiant Travel Co (a)	15,430	582	Innophos Holdings Inc	28,440	550
			Olin Corp	29,000	443

Apparel Manufacturers (0.78%)
					993

G-III Apparel Group Ltd (a)	17,510	280
True Religion Apparel Inc (a)	44,160	1,138	Chemicals - Specialty (0.87%)

		1,418	HB Fuller Co	33,060	632

			Sensient Technologies Corp	20,710	524
Applications Software (0.72%)
			Stepan Co	7,250	415

Actuate Corp (a)	53,550	268
					1,571

Quest Software Inc (a)	61,160	1,026

		1,294	Circuit Boards (0.53%)

			Multi-Fineline Electronix Inc (a)	11,460	312
Auction House & Art Dealer (0.02%)
			Park Electrochemical Corp	15,500	348
Spectrum Group International Inc (a)	14,474	37
			TTM Technologies Inc (a)	28,970	295

Auto/Truck Parts & Equipment - Original (0.17%)					955

Tenneco Inc (a)	22,390	305	Commercial Banks (5.85%)
			Banco Latinoamericano de Comercio
Auto/Truck Parts & Equipment - Replacement (0.30%)			Exterior SA	55,330	781
ATC Technology Corp/IL (a)	14,300	299	Bank of Hawaii Corp	30,002	1,332
Dorman Products Inc (a)	16,150	236	Bank of the Ozarks Inc	18,912	430

		535	City Holding Co	22,583	690

B2B - E-Commerce (0.22%)			Community Bank System Inc	39,490	735
i2 Technologies Inc (a)	25,220	397	First Bancorp/Troy NC	12,900	175
			FirstMerit Corp	55,400	1,050
Batteries & Battery Systems (0.42%)			Iberiabank Corp	10,988	476
EnerSys (a)	34,260	757	Independent Bank Corp/Rockland MA	20,020	426
			NBT Bancorp Inc	28,090	612
Beverages - Wine & Spirits (0.52%)			Prosperity Bancshares Inc	38,020	1,361
Central European Distribution Corp (a)	30,437	947	Renasant Corp	20,020	293
			Republic Bancorp Inc/KY	12,290	226
Building - Heavy Construction (0.70%)
			Smithtown Bancorp Inc	29,800	309
Granite Construction Inc	13,740	393
			Tompkins Financial Corp	7,860	341
Orion Marine Group Inc (a)	28,589	544
			Trustmark Corp	28,110	533
Sterling Construction Co Inc (a)	20,040	323

			United Bankshares Inc	21,200	378
		1,260

			United Community Banks Inc/GA (a)	105,520	428

Building - Maintenance & Service (0.38%)					10,576

ABM Industries Inc	36,830	692
			Commercial Services (1.19%)

Building & Construction - Miscellaneous (0.41%)			Healthcare Services Group Inc	23,360	461
Insituform Technologies Inc (a)	34,590	733	PHH Corp (a)	68,169	1,102
			Steiner Leisure Ltd (a)	15,860	586

					2,149

See accompanying notes

389

Schedule of Investments
SmallCap Blend Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Services - Finance (0.78%)			Distribution & Wholesale (0.47%)
CBIZ Inc (a)	69,700 $	491	Beacon Roofing Supply Inc (a)	42,820 $	615
Global Cash Access Holdings Inc (a)	101,160	640	Core-Mark Holding Co Inc (a)	8,470	232

TNS Inc (a)	9,628	272			847

		1,403

			Diversified Manufacturing Operations (2.96%)
Communications Software (0.11%)			Actuant Corp	43,190	674
Seachange International Inc (a)	28,380	192	Ameron International Corp	5,770	340
			AO Smith Corp	16,540	655
Computer Services (0.80%)			AZZ Inc (a)	30,400	1,042
CACI International Inc (a)	10,760	513	Brink's Co/The	18,870	448
Insight Enterprises Inc (a)	40,300	424	ESCO Technologies Inc	17,020	669
SYKES Enterprises Inc (a)	21,330	506	GP Strategies Corp (a)	34,600	244

		1,443	Koppers Holdings Inc	49,203	1,285

Computers - Integrated Systems (0.50%)					5,357

Jack Henry & Associates Inc	28,330	654	Diversified Operations (0.19%)
Super Micro Computer Inc (a)	31,400	253	Compass Diversified Holdings	33,220	340

		907

Computers - Peripheral Equipment (0.15%)			Electric - Integrated (2.32%)
Rimage Corp (a)	14,630	269	Avista Corp	64,260	1,218
			IDACORP Inc	19,440	546
Consulting Services (0.37%)			NorthWestern Corp	39,490	954
ICF International Inc (a)	8,260	237	Pike Electric Corp (a)	22,090	277
Watson Wyatt Worldwide Inc	9,800	427	Unisource Energy Corp	41,310	1,193

		664			4,188

Consumer Products - Miscellaneous (1.38%)			Electronic Components - Miscellaneous (1.14%)
American Greetings Corp	47,930	975	Benchmark Electronics Inc (a)	66,610	1,119
Central Garden and Pet Co - A Shares (a)	54,740	518	CTS Corp	48,860	438
Helen of Troy Ltd (a)	15,560	355	LaBarge Inc (a)	21,430	238
Tupperware Brands Corp	14,200	639	OSI Systems Inc (a)	13,390	263

		2,487			2,058

Containers - Metal & Glass (0.79%)			Electronic Components - Semiconductors (2.15%)
Bway Holding Co (a)	22,870	406	IXYS Corp	50,130	336
Silgan Holdings Inc	18,990	1,021	Kopin Corp (a)	76,290	339

		1,427	Microsemi Corp (a)	36,360	484

			PMC - Sierra Inc (a)	77,180	657
Containers - Paper & Plastic (0.74%)
			Silicon Laboratories Inc (a)	18,630	781
Rock-Tenn Co	30,430	1,333
			Skyworks Solutions Inc (a)	122,960	1,282

Cosmetics & Toiletries (0.36%)					3,879

Chattem Inc (a)	10,380	658	Electronic Design Automation (0.11%)
			Cogo Group Inc (a)	34,640	194
Data Processing & Management (0.18%)
CSG Systems International Inc (a)	19,490	318	Electronic Security Devices (0.48%)
			American Science & Engineering Inc	13,000	860
Diagnostic Equipment (0.74%)
Immucor Inc (a)	75,053	1,342	E-Marketing & Information (0.35%)
			Digital River Inc (a)	28,050	640
Disposable Medical Products (0.31%)
Merit Medical Systems Inc (a)	33,030	561	Engineering - Research & Development Services (0.84%)
			EMCOR Group Inc (a)	54,153	1,279

See accompanying notes

390

Schedule of Investments SmallCap Blend Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Engineering - Research & Development			Gas - Distribution (1.31%)
Services (continued)			Northwest Natural Gas Co	27,160 $	1,135
Exponent Inc (a)	9,530 $	248

			South Jersey Industries Inc	20,458	722
		1,527

			WGL Holdings Inc	15,360	508

Engines - Internal Combustion (0.58%)					2,365

Briggs & Stratton Corp	56,080	1,049
			Home Furnishings (0.64%)
			Tempur-Pedic International Inc (a)	59,710	1,157
Enterprise Software & Services (2.18%)
Ariba Inc (a)	56,860	672
			Human Resources (0.68%)
Informatica Corp (a)	30,050	638
			Emergency Medical Services Corp (a)	23,940	1,150
JDA Software Group Inc (a)	18,020	358
			Kenexa Corp (a)	6,153	77

Mantech International Corp (a)	14,250	625
					1,227

Sybase Inc (a)	18,180	719
SYNNEX Corp (a)	36,060	928	Instruments - Scientific (0.65%)

		3,940	FEI Co (a)	49,170	1,171

Environmental Consulting & Engineering (0.32%)			Insurance Brokers (0.21%)
Tetra Tech Inc (a)	22,540	580	eHealth Inc (a)	14,300	203
			Life Partners Holdings Inc	10,360	176

E-Services - Consulting (0.15%)					379

Perficient Inc (a)	32,680	266
			Internet Application Software (0.34%)
Finance - Consumer Loans (0.14%)			S1 Corp (a)	101,780	611
Encore Capital Group Inc (a)	17,120	256
			Internet Infrastructure Software (1.07%)
Finance - Investment Banker & Broker (1.25%)			AsiaInfo Holdings Inc (a)	29,870	659
E*Trade Financial Corp (a)	242,680	354	TeleCommunication Systems Inc (a)	42,180	377
Evercore Partners Inc - Class A	16,779	548	TIBCO Software Inc (a)	103,050	902

Knight Capital Group Inc (a)	38,930	656			1,938

SWS Group Inc	51,820	693	Internet Security (0.41%)

		2,251	Blue Coat Systems Inc (a)	33,310	742

Finance - Leasing Company (0.18%)
Financial Federal Corp	16,302	333	Internet Telephony (0.34%)
			j2 Global Communications Inc (a)	29,840	610
Food - Canned (0.56%)
Seneca Foods Corp (a)	9,850	273	Intimate Apparel (0.79%)
TreeHouse Foods Inc (a)	19,890	744	Warnaco Group Inc/The (a)	35,142	1,424

		1,017

			Investment Companies (0.95%)
Food - Miscellaneous/Diversified (0.86%)			Ares Capital Corp	79,026	825
American Italian Pasta Co (a)	26,950	732	Fifth Street Finance Corp	15,349	151
Diamond Foods Inc	17,310	522	Hercules Technology Growth Capital Inc	60,675	569
Lancaster Colony Corp	6,291	306	PennantPark Investment Corp	21,327	165

		1,560			1,710

Food - Wholesale & Distribution (0.22%)			Investment Management & Advisory Services (0.11%)
Fresh Del Monte Produce Inc (a)	18,390	399	Calamos Asset Management Inc	19,030	202

Footwear & Related Apparel (0.46%)			Lasers - Systems & Components (0.34%)
Steven Madden Ltd (a)	20,683	838	Rofin-Sinar Technologies Inc (a)	29,100	624

Gambling (Non-Hotel) (0.17%)			Life & Health Insurance (0.82%)
Isle of Capri Casinos Inc (a)	40,843	317	Delphi Financial Group Inc	45,994	998

See accompanying notes

391

Schedule of Investments SmallCap Blend Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (continued)			Medical Instruments (0.61%)
StanCorp Financial Group Inc	12,990 $	477	Genomic Health Inc (a)	25,350 $	471

		1,475	Kensey Nash Corp (a)	26,330	629

					1,100

Machinery - Electrical (0.67%)
Regal-Beloit Corp	25,830	1,211	Medical Laboratory & Testing Service (0.61%)
			ICON PLC ADR (a)	44,516	1,100
Machinery - General Industry (1.61%)
Applied Industrial Technologies Inc	29,240	591	Medical Products (1.16%)
DXP Enterprises Inc (a)	21,430	246	American Medical Systems Holdings Inc (a)	67,290	1,038
Middleby Corp (a)	17,760	805	Cantel Medical Corp (a)	36,310	583
Wabtec Corp/DE	34,300	1,261	Orthofix International NV (a)	14,920	477

		2,903			2,098

Medical - Biomedical/Gene (3.70%)			Metal - Aluminum (0.20%)
Acorda Therapeutics Inc (a)	8,980	195	Kaiser Aluminum Corp	9,110	364
Affymax Inc (a)	12,970	261
Arqule Inc (a)	42,060	141	Metal Processors & Fabrication (0.14%)
Bio-Rad Laboratories Inc (a)	7,130	637	LB Foster Co (a)	9,180	258
Cubist Pharmaceuticals Inc (a)	38,902	659
			Metal Products - Distribution (0.18%)
Cytokinetics Inc (a)	37,124	119
			AM Castle & Co	29,050	327
Exelixis Inc (a)	137,810	838
Human Genome Sciences Inc (a)	134,127	2,507	Multimedia (0.11%)
Incyte Corp (a)	128,580	757	Journal Communications Inc	54,190	193
Vical Inc (a)	96,421	297
XOMA Ltd (a)	401,100	273	Networking Products (1.40%)

		6,684	3Com Corp (a)	297,060	1,527

			BigBand Networks Inc (a)	44,900	166
Medical - Drugs (0.74%)
			Polycom Inc (a)	38,830	834

China Sky One Medical Inc (a)	12,680	150
Orexigen Therapeutics Inc (a)	66,030	427			2,527

PharMerica Corp (a)	29,960	462	Office Supplies & Forms (0.17%)
XenoPort Inc (a)	17,520	293	Ennis Inc	20,270	307

		1,332

			Oil - Field Services (1.08%)
Medical - Generic Drugs (0.70%)			Helix Energy Solutions Group Inc (a)	87,300	1,198
Par Pharmaceutical Cos Inc (a)	20,870	438
			Hornbeck Offshore Services Inc (a)	31,130	757

Perrigo Co	22,490	836

					1,955

		1,274

			Oil Company - Exploration & Production (2.43%)
Medical - HMO (0.65%)			Arena Resources Inc (a)	13,720	511
Magellan Health Services Inc (a)	36,750	1,181
			Berry Petroleum Co	32,970	836
			Concho Resources Inc/Midland TX (a)	19,340	737
Medical - Hospitals (0.42%)
			Mariner Energy Inc (a)	88,290	1,125
Universal Health Services Inc	13,500	751
			Swift Energy Co (a)	55,625	1,178

Medical - Nursing Homes (0.22%)					4,387

Ensign Group Inc/The	27,274	403	Oil Field Machinery & Equipment (0.96%)
			Dril-Quip Inc (a)	15,070	732
Medical - Outpatient & Home Medical Care (1.19%)
			Lufkin Industries Inc	13,120	749
Amedisys Inc (a)	24,497	975
			T-3 Energy Services Inc (a)	12,700	254

Gentiva Health Services Inc (a)	17,790	427
					1,735

LHC Group Inc (a)	27,170	758

		2,160

See accompanying notes

392

Schedule of Investments SmallCap Blend Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Refining & Marketing (0.36%)			REITS - Regional Malls (0.53%)
CVR Energy Inc (a)	62,330 $	656	CBL & Associates Properties Inc	117,370 $	958

Paper & Related Products (0.16%)			REITS - Shopping Centers (0.80%)
Glatfelter	27,250	288	Inland Real Estate Corp	86,560	743
			Saul Centers Inc	14,270	439
Pastoral & Agricultural (0.27%)			Urstadt Biddle Properties Inc	17,409	257

AgFeed Industries Inc (a)	112,930	498			1,439

Pharmacy Services (0.71%)			REITS - Single Tenant (0.16%)
Catalyst Health Solutions Inc (a)	40,770	1,279	Getty Realty Corp	11,810	289

Physical Therapy & Rehabilitation Centers (0.52%)			Rental - Auto & Equipment (0.61%)
Psychiatric Solutions Inc (a)	18,730	386	Aaron's Inc	26,090	654
RehabCare Group Inc (a)	29,110	546	Rent-A-Center Inc/TX (a)	24,790	455

		932			1,109

Private Corrections (0.49%)			Research & Development (0.50%)
Cornell Cos Inc (a)	38,814	887	Parexel International Corp (a)	72,790	911

Property & Casualty Insurance (0.23%)			Retail - Apparel & Shoe (1.99%)
Tower Group Inc	16,800	413	Dress Barn Inc (a)	42,880	774
			Genesco Inc (a)	21,660	564
Recreational Vehicles (0.31%)			HOT Topic Inc (a)	118,430	912
Polaris Industries Inc	13,430	565	JOS A Bank Clothiers Inc (a)	8,760	359
			Stage Stores Inc	38,960	460
Reinsurance (2.22%)			Wet Seal Inc/The (a)	168,051	536

Argo Group International Holdings Ltd (a)	23,530	799
					3,605

Aspen Insurance Holdings Ltd	38,280	988
Flagstone Reinsurance Holdings Ltd	33,120	363	Retail - Automobile (0.27%)
Max Capital Group Ltd	9,990	206	Asbury Automotive Group Inc (a)	50,190	489
Platinum Underwriters Holdings Ltd	34,470	1,232
			Retail - Discount (0.48%)
Validus Holdings Ltd	16,690	422

			99 Cents Only Stores (a)	69,480	790
		4,010

			Citi Trends Inc (a)	2,714	71

REITS - Apartments (0.36%)					861

Essex Property Trust Inc	8,760	659
			Retail - Fabric Store (0.59%)
			Jo-Ann Stores Inc (a)	39,960	1,064
REITS - Healthcare (0.14%)
Universal Health Realty Income Trust	7,820	248
			Retail - Gardening Products (0.29%)
			Tractor Supply Co (a)	11,680	522
REITS - Mortgage (1.58%)
Capstead Mortgage Corp	28,690	378
			Retail - Hair Salons (0.29%)
Chimera Investment Corp	190,039	663
			Regis Corp	32,200	523
MFA Mortgage Investments Inc	208,400	1,546
NorthStar Realty Finance Corp	77,400	273	Retail - Home Furnishings (0.06%)

		2,860	Pier 1 Imports Inc (a)	29,210	103

REITS - Office Property (0.82%)
			Retail - Pawn Shops (0.37%)
Alexandria Real Estate Equities Inc	21,880	1,185
			Cash America International Inc	21,860	661
Kilroy Realty Corp	10,850	300

		1,485

			Retail - Perfume & Cosmetics (0.28%)
			Sally Beauty Holdings Inc (a)	74,560	503

See accompanying notes

393

Schedule of Investments
SmallCap Blend Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Petroleum Products (0.44%)			Theaters (0.22%)
World Fuel Services Corp	15,780 $	802	National CineMedia Inc	25,430 $	407

Retail - Restaurants (1.54%)			Therapeutics (0.89%)
Bob Evans Farms Inc	22,130	581	Allos Therapeutics Inc (a)	58,800	332
CKE Restaurants Inc	53,933	472	Dyax Corp (a)	82,270	258
DineEquity Inc	13,200	279	Isis Pharmaceuticals Inc (a)	37,080	470
Einstein Noah Restaurant Group Inc (a)	14,485	189	Vivus Inc (a)	68,410	541

PF Chang's China Bistro Inc (a)	21,610	631			1,601

Ruby Tuesday Inc (a)	94,390	629

			Transactional Software (0.66%)
		2,781	ACI Worldwide Inc (a)	22,810	367

Savings & Loans - Thrifts (0.89%)			Solera Holdings Inc	25,610	825

ESSA Bancorp Inc	22,980	275			1,192

First Financial Holdings Inc	13,860	187
			Transport - Air Freight (0.40%)
Flushing Financial Corp	30,738	345	Atlas Air Worldwide Holdings Inc (a)	27,820	731
OceanFirst Financial Corp	23,130	220
Provident Financial Services Inc	28,510	307	Transport - Equipment & Leasing (0.16%)
United Financial Bancorp Inc	21,200	272	TAL International Group Inc	24,180	287

		1,606

			Transport - Marine (0.09%)
Schools (0.61%)
			Overseas Shipholding Group Inc	4,274	168
American Public Education Inc (a)	19,380	618
Capella Education Co (a)	1,896	131	Transport - Services (0.51%)
Grand Canyon Education Inc (a)	21,350	346	HUB Group Inc (a)	37,330	928

		1,095

			Transport - Truck (0.32%)
Semiconductor Component - Integrated Circuits (0.97%)
			Heartland Express Inc	22,650	308
Hittite Microwave Corp (a)	21,990	809
			Marten Transport Ltd (a)	15,120	265

Integrated Device Technology Inc (a)	116,540	685
Micrel Inc	33,990	254			573

		1,748	Web Portals (0.54%)

			Earthlink Inc	119,540	968
Semiconductor Equipment (0.47%)
Entegris Inc (a)	165,990	624
			Wire & Cable Products (0.11%)
Ultratech Inc (a)	17,580	227

			Fushi Copperweld Inc (a)	28,620	198
		851

Software Tools (0.54%)			Wireless Equipment (0.20%)
ArcSight Inc (a)	39,430	975	InterDigital Inc (a)	18,070	372

			TOTAL COMMON STOCKS	$ 174,794

Telecommunication Equipment (0.76%)				Principal
Anaren Inc (a)	16,740	245
				Amount	Value
Arris Group Inc (a)	46,160	473		(000's)	(000's)

Comtech Telecommunications Corp (a)	13,797	443
			REPURCHASE AGREEMENTS (3.22%)
Symmetricom Inc (a)	42,770	205	Diversified Banking Institutions (3.22%)

		1,366	Investment in Joint Trading Account; Bank

Telecommunication Services (0.99%)			of America Repurchase Agreement; 0.06%
			dated 10/30/09 maturing 11/02/09
Consolidated Communications Holdings Inc	47,290	653	(collateralized by Sovereign Agency
MasTec Inc (a)	29,180	344	Issues; $1,484,000; 0.00% - 5.75%; dated
Neutral Tandem Inc (a)	16,020	338	11/02/09 - 07/15/32)	$ 1,455$	1,455
Premiere Global Services Inc (a)	59,930	448

		1,783

See accompanying notes

394

Schedule of Investments SmallCap Blend Fund October 31, 2009

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$1,484,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	$ 1,455$	1,455
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $1,484,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	1,454	1,454
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $1,484,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	1,454	1,454

		5,818

TOTAL REPURCHASE AGREEMENTS	$ 5,818

Total Investments	$ 180,612
Other Assets in Excess of Liabilities, Net - 0.05%		87

TOTAL NET ASSETS - 100.00%	$ 180,699

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 25,742
Unrealized Depreciation	(13,895)

Net Unrealized Appreciation (Depreciation)	11,847
Cost for federal income tax purposes	168,765
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	23.16%
Financial	20.46%
Industrial	17.20%
Consumer, Cyclical	12.04%
Technology	9.52%
Communications	7.14%
Energy	4.83%
Utilities	3.63%
Basic Materials	1.78%
Diversified	0.19%
Other Assets in Excess of Liabilities, Net	0.05%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	1.03%

See accompanying notes

395

Schedule of Investments
SmallCap Blend Fund
October 31, 2009

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; December 2009	Buy	33	$ 1,923	$ 1,854	$ (69)
All dollar amounts are shown in thousands (000's)

See accompanying notes

396

Schedule of Investments SmallCap Growth Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.15%)			COMMON STOCKS (continued)
Aerospace & Defense (1.56%)			Commercial Services (1.19%)
Esterline Technologies Corp (a)	51,854 $	2,184	Healthcare Services Group Inc	50,830 $	1,004
Teledyne Technologies Inc (a)	38,405	1,312	Steiner Leisure Ltd (a)	44,633	1,650

		3,496			2,654

Aerospace & Defense Equipment (0.68%)			Commercial Services - Finance (2.36%)
Triumph Group Inc	32,319	1,513	Coinstar Inc (a)	64,950	2,061
			Global Cash Access Holdings Inc (a)	219,620	1,390
Airlines (0.66%)			TNS Inc (a)	64,960	1,836

Allegiant Travel Co (a)	39,220	1,479			5,287

Apparel Manufacturers (1.76%)			Communications Software (0.19%)
Carter's Inc (a)	82,000	1,935	Seachange International Inc (a)	62,840	425
True Religion Apparel Inc (a)	77,552	1,999

			Computer Services (0.49%)
		3,934

			SYKES Enterprises Inc (a)	46,540	1,105
Applications Software (1.30%)
Progress Software Corp (a)	60,500	1,398	Computer Software (0.25%)
Quest Software Inc (a)	90,590	1,519	Double-Take Software Inc (a)	60,370	560

		2,917

			Computers - Integrated Systems (0.95%)
Auction House & Art Dealer (0.00%)
			NCI Inc (a)	44,900	1,208
Spectrum Group International Inc (a)	3,435	9
			Super Micro Computer Inc (a)	115,000	927

					2,135

Auto/Truck Parts & Equipment - Original (0.43%)
Wonder Auto Technology Inc (a)	75,000	971	Consulting Services (1.20%)
			ICF International Inc (a)	48,500	1,390
Auto/Truck Parts & Equipment - Replacement (0.31%)			Watson Wyatt Worldwide Inc	29,930	1,304

ATC Technology Corp/IL (a)	32,820	686			2,694

B2B - E-Commerce (0.32%)			Consumer Products - Miscellaneous (1.12%)
i2 Technologies Inc (a)	46,000	724	Tupperware Brands Corp	55,800	2,512

Beverages - Wine & Spirits (0.42%)			Containers - Metal & Glass (0.34%)
Central European Distribution Corp (a)	30,376	945	Bway Holding Co (a)	42,600	757

Building - Heavy Construction (0.77%)			Containers - Paper & Plastic (0.71%)
Orion Marine Group Inc (a)	91,000	1,733	Rock-Tenn Co	36,080	1,580

Cellular Telecommunications (0.92%)			Cosmetics & Toiletries (0.95%)
Syniverse Holdings Inc (a)	120,270	2,060	Chattem Inc (a)	33,527	2,125

Chemicals - Specialty (1.59%)			Data Processing & Management (0.69%)
NewMarket Corp	27,940	2,612	Pegasystems Inc	53,700	1,540
Stepan Co	16,500	945

			Diagnostic Equipment (0.99%)
		3,557

			Immucor Inc (a)	124,081	2,219
Circuit Boards (0.32%)
Multi-Fineline Electronix Inc (a)	26,630	726	Diagnostic Kits (0.97%)
			Inverness Medical Innovations Inc (a)	56,858	2,161
Commercial Banks (1.18%)
Bank of the Ozarks Inc	43,498	989	Disposable Medical Products (0.62%)
Signature Bank/New York NY (a)	52,500	1,657	Merit Medical Systems Inc (a)	81,880	1,390

		2,646

See accompanying notes

397

Schedule of Investments SmallCap Growth Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Distribution & Wholesale (0.53%)			Food - Miscellaneous/Diversified (continued)
Brightpoint Inc (a)	160,450 $	1,183	Diamond Foods Inc	40,200 $	1,212

					2,549

Diversified Manufacturing Operations (1.87%)
			Footwear & Related Apparel (0.62%)
AZZ Inc (a)	42,670	1,462
			Steven Madden Ltd (a)	34,480	1,396
ESCO Technologies Inc	53,000	2,082
Koppers Holdings Inc	24,284	634

			Home Furnishings (0.60%)
		4,178	Tempur-Pedic International Inc (a)	69,470	1,346

Electronic Components - Miscellaneous (0.56%)
CTS Corp	33,761	303	Human Resources (1.06%)
OSI Systems Inc (a)	48,000	942	Emergency Medical Services Corp (a)	45,560	2,188

		1,245	Kenexa Corp (a)	14,794	186

					2,374

Electronic Components - Semiconductors (3.27%)
IXYS Corp	56,780	380	Internet Application Software (0.45%)
Microsemi Corp (a)	132,241	1,760	S1 Corp (a)	168,000	1,008
PMC - Sierra Inc (a)	185,760	1,583
			Internet Infrastructure Software (0.54%)
Silicon Laboratories Inc (a)	46,060	1,930
			AsiaInfo Holdings Inc (a)	54,410	1,200
Skyworks Solutions Inc (a)	159,724	1,666

		7,319	Internet Security (0.96%)

Electronic Security Devices (0.73%)			Blue Coat Systems Inc (a)	96,000	2,139
American Science & Engineering Inc	24,840	1,642
			Internet Telephony (0.73%)
E-Marketing & Information (0.54%)			j2 Global Communications Inc (a)	80,110	1,638
Digital River Inc (a)	52,700	1,203
			Intimate Apparel (1.13%)
Engineering - Research & Development Services (1.23%)			Warnaco Group Inc/The (a)	62,557	2,535
EMCOR Group Inc (a)	69,777	1,648
Exponent Inc (a)	42,219	1,098	Lasers - Systems & Components (0.58%)

			Rofin-Sinar Technologies Inc (a)	60,529	1,298
		2,746

Enterprise Software & Services (4.33%)			Leisure & Recreation Products (0.76%)
Ariba Inc (a)	174,174	2,059	WMS Industries Inc (a)	42,813	1,712
Informatica Corp (a)	93,662	1,988
Mantech International Corp (a)	40,480	1,775	Machinery - General Industry (2.02%)
MicroStrategy Inc (a)	24,690	2,155	Applied Industrial Technologies Inc	59,870	1,211
Sybase Inc (a)	43,522	1,722	Middleby Corp (a)	36,447	1,652

		9,699	Wabtec Corp/DE	44,974	1,653

					4,516

Environmental Consulting & Engineering (0.59%)
Tetra Tech Inc (a)	51,614	1,328	Medical - Biomedical/Gene (6.80%)
			Acorda Therapeutics Inc (a)	41,000	891
E-Services - Consulting (0.23%)			Affymax Inc (a)	32,300	650
Perficient Inc (a)	64,000	521	Arqule Inc (a)	133,000	446
			ARYx Therapeutics Inc (a)	153,000	382
Finance - Investment Banker & Broker (1.84%)			Bio-Rad Laboratories Inc (a)	22,696	2,029
GFI Group Inc	166,320	856	Cubist Pharmaceuticals Inc (a)	100,399	1,701
KBW Inc (a)	59,780	1,674	Cytokinetics Inc (a)	125,322	400
Knight Capital Group Inc (a)	93,634	1,578	Exelixis Inc (a)	264,420	1,608

		4,108	Human Genome Sciences Inc (a)	199,236	3,724

Food - Miscellaneous/Diversified (1.14%)			Incyte Corp (a)	334,763	1,972
American Italian Pasta Co (a)	49,200	1,337	Ligand Pharmaceuticals Inc (a)	253,750	431

See accompanying notes

398

Schedule of Investments
SmallCap Growth Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Oil Field Machinery & Equipment (continued)
Vical Inc (a)	174,143 $	536	Lufkin Industries Inc	26,800 $	1,529

XOMA Ltd (a)	662,110	450			3,480

		15,220

			Pharmacy Services (1.27%)
Medical - Drugs (1.70%)			BioScrip Inc (a)	86,096	649
Orexigen Therapeutics Inc (a)	245,854	1,588	Catalyst Health Solutions Inc (a)	70,256	2,204

PharMerica Corp (a)	63,636	982			2,853

Poniard Pharmaceuticals Inc (a)	104,660	685
			Physical Therapy & Rehabilitation Centers (1.07%)
XenoPort Inc (a)	33,497	560	Healthsouth Corp (a)	85,195	1,245

		3,815	RehabCare Group Inc (a)	61,340	1,150

Medical - Generic Drugs (0.86%)					2,395

Perrigo Co	51,500	1,915
			Private Corrections (0.71%)
			Geo Group Inc/The (a)	75,592	1,599
Medical - Outpatient & Home Medical Care (2.01%)
Amedisys Inc (a)	46,992	1,870
			Recreational Vehicles (0.36%)
Gentiva Health Services Inc (a)	44,000	1,056	Polaris Industries Inc	19,000	799
LHC Group Inc (a)	56,706	1,582

		4,508	Reinsurance (0.66%)

Medical Instruments (0.62%)			Argo Group International Holdings Ltd (a)	43,740	1,485
Genomic Health Inc (a)	29,289	544
			REITS - Diversified (0.68%)
Kensey Nash Corp (a)	35,276	843

			Digital Realty Trust Inc	33,607	1,517
		1,387

Medical Laboratory & Testing Service (0.82%)			REITS - Office Property (0.28%)
ICON PLC ADR (a)	74,160	1,832	Alexandria Real Estate Equities Inc	11,500	623

Medical Products (2.56%)			REITS - Shopping Centers (0.33%)
American Medical Systems Holdings Inc (a)	130,240	2,008	Saul Centers Inc	24,300	747
Cantel Medical Corp (a)	44,510	715
Haemonetics Corp (a)	41,400	2,132	Research & Development (0.59%)
			Parexel International Corp (a)	104,647	1,310
Orthofix International NV (a)	27,600	883

		5,738

			Retail - Apparel & Shoe (1.57%)
Metal Processors & Fabrication (0.38%)			Finish Line Inc/The	187,770	1,904
Dynamic Materials Corp	44,300	854	HOT Topic Inc (a)	210,360	1,620

					3,524

Networking Products (1.68%)
3Com Corp (a)	306,000	1,573	Retail - Discount (0.78%)
			99 Cents Only Stores (a)	126,980	1,444
BigBand Networks Inc (a)	110,220	408
			Citi Trends Inc (a)	11,272	297

Polycom Inc (a)	83,000	1,782

					1,741

		3,763

			Retail - Gardening Products (0.44%)
Oil Company - Exploration & Production (2.83%)
			Tractor Supply Co (a)	22,000	983
Arena Resources Inc (a)	48,060	1,791
Berry Petroleum Co	56,530	1,434
			Retail - Restaurants (2.75%)
Concho Resources Inc/Midland TX (a)	51,110	1,948
			CKE Restaurants Inc	144,450	1,264
Mariner Energy Inc (a)	91,086	1,160

			DineEquity Inc	79,790	1,689
		6,333

			PF Chang's China Bistro Inc (a)	60,540	1,767
Oil Field Machinery & Equipment (1.55%)			Texas Roadhouse Inc (a)	151,650	1,436

Dril-Quip Inc (a)	40,150	1,951			6,156

See accompanying notes

399

Schedule of Investments
SmallCap Growth Fund
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Schools (0.98%)			Vitamins & Nutrition Products (0.71%)
American Public Education Inc (a)	38,710 $	1,235	Herbalife Ltd	46,960 $	1,580
Capella Education Co (a)	3,900	268
Grand Canyon Education Inc (a)	43,018	698	Wireless Equipment (0.82%)

		2,201	InterDigital Inc (a)	89,510	1,840

			TOTAL COMMON STOCKS	$ 217,520

Semiconductor Component - Integrated Circuits (1.18%)
Hittite Microwave Corp (a)	41,640	1,532		Principal
Integrated Device Technology Inc (a)	186,854	1,099		Amount	Value

				(000's)	(000's)

		2,631

			REPURCHASE AGREEMENTS (2.62%)
Semiconductor Equipment (0.67%)			Diversified Banking Institutions (2.62%)
ATMI Inc (a)	60,158	911	Investment in Joint Trading Account; Bank
Ultratech Inc (a)	46,340	599	of America Repurchase Agreement; 0.06%

		1,510	dated 10/30/09 maturing 11/02/09

			(collateralized by Sovereign Agency
Software Tools (0.86%)			Issues; $1,496,000; 0.00% - 5.75%; dated
ArcSight Inc (a)	77,430	1,914	11/02/09 - 07/15/32)	$ 1,467$	1,467
			Investment in Joint Trading Account; Credit
Telecommunication Equipment (0.57%)			Suisse Repurchase Agreement; 0.06%
Anaren Inc (a)	36,720	537	dated 10/30/09 maturing 11/02/09
			(collateralized by US Treasury Notes;
Comtech Telecommunications Corp (a)	23,000	739

			$1,496,000; 1.38% - 2.00%; dated
		1,276	02/28/10 - 09/15/12)	1,467	1,467

Telecommunication Equipment - Fiber Optics (0.30%)			Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Oplink Communications Inc (a)	45,240	671
			0.06% dated 10/30/09 maturing 11/02/09
			(collateralized by Sovereign Agency
Telecommunication Services (1.55%)			Issues; $1,496,000; 1.88% - 3.75%; dated
MasTec Inc (a)	118,663	1,400	12/06/10 - 08/24/12)	1,467	1,467
Neutral Tandem Inc (a)	50,860	1,073	Investment in Joint Trading Account;
Premiere Global Services Inc (a)	134,046	1,001	Morgan Stanley Repurchase Agreement;

			0.06% dated 10/30/09 maturing 11/02/09
		3,474

			(collateralized by Sovereign Agency
Theaters (0.46%)			Issues; $1,496,000; 0.88% - 4.75%; dated
National CineMedia Inc	64,000	1,024	12/10/10 - 07/01/19)	1,467	1,467

					5,868

Therapeutics (1.66%)			TOTAL REPURCHASE AGREEMENTS	$ 5,868

Alexza Pharmaceuticals Inc (a)	71,658	153
			Total Investments	$ 223,388
Allos Therapeutics Inc (a)	164,068	927
			Other Assets in Excess of Liabilities, Net - 0.23%		519

Dyax Corp (a)	158,370	497
Isis Pharmaceuticals Inc (a)	80,000	1,014	TOTAL NET ASSETS - 100.00%	$ 223,907

Vivus Inc (a)	141,058	1,115

		3,706	(a) Non-Income Producing Security

Transactional Software (1.48%)
ACI Worldwide Inc (a)	52,020	837	Unrealized Appreciation (Depreciation)
Solera Holdings Inc	76,500	2,465	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

			of investments held by the fund as of the period end were as follows:
		3,302

Transport - Services (0.54%)			Unrealized Appreciation	$ 31,769
HUB Group Inc (a)	49,000	1,218	Unrealized Depreciation		(17,520)

			Net Unrealized Appreciation (Depreciation)		14,249
Transport - Truck (0.52%)			Cost for federal income tax purposes		209,139
Marten Transport Ltd (a)	35,110	616	All dollar amounts are shown in thousands (000's)
Old Dominion Freight Line Inc (a)	21,442	557

		1,173

See accompanying notes

400

	Schedule of Investments
	SmallCap Growth Fund
	October 31, 2009
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	34.38%
Technology	15.66%
Industrial	13.40%
Consumer, Cyclical	13.16%
Communications	9.61%
Financial	7.59%
Energy	4.38%
Basic Materials	1.59%
Other Assets in Excess of Liabilities, Net	0.23%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	0.48%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; December 2009	Buy	19	$ 1,107	$ 1,067	$ (40)
All dollar amounts are shown in thousands (000's)

See accompanying notes

401

Schedule of Investments
SmallCap Growth Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.62%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.04%)			Apparel Manufacturers (continued)
Hexcel Corp (a)	12,680 $	139	Volcom Inc (a)	2,863 $	48

					1,538

Advertising Services (0.01%)
			Applications Software (1.72%)
inVentiv Health Inc (a)	2,674	45
			Actuate Corp (a)	10,985	55
Aerospace & Defense (0.09%)			American Reprographics Co (a)	7,213	43
Aerovironment Inc (a)	1,672	45	China Information Security Technology Inc	5,886	38
			(a)
Cubic Corp	2,339	81
			China TransInfo Technology Corp (a)	143,481	1,000
Esterline Technologies Corp (a)	1,462	61
			Deltek Inc (a)	3,030	22
National Presto Industries Inc	693	60
			Ebix Inc (a)	63,244	3,896
Teledyne Technologies Inc (a)	1,836	63

			EPIQ Systems Inc (a)	47,756	602
		310

			OpenTV Corp (a)	8,207	13
Aerospace & Defense Equipment (0.13%)			Progress Software Corp (a)	5,217	120
AAR Corp (a)	785	15	Quest Software Inc (a)	1,624	27

Argon ST Inc (a)	2,792	52			5,816

Astronics Corp (a)	1,649	14
			Auction House & Art Dealer (0.04%)
GenCorp Inc (a)	7,857	58
			Sotheby's	8,170	130
HEICO Corp	3,121	119
Kaman Corp	2,943	61
			Audio & Video Products (0.09%)
Orbital Sciences Corp (a)	8,618	111	DTS Inc/CA (a)	2,247	63

		430	TiVo Inc (a)	16,614	181

Agricultural Chemicals (0.01%)			Universal Electronics Inc (a)	2,262	47

China Green Agriculture Inc (a)	2,217	24			291

			Auto - Medium & Heavy Duty Trucks (0.01%)
Agricultural Operations (0.02%)
			Force Protection Inc (a)	10,755	47
Cadiz Inc (a)	2,785	30
Tejon Ranch Co (a)	1,409	36

			Auto Repair Centers (0.02%)
		66	Monro Muffler Brake Inc	2,341	73

Air Pollution Control Equipment (0.01%)
Met-Pro Corp	2,831	26	Auto/Truck Parts & Equipment - Original (1.35%)
			Fuel Systems Solutions Inc (a)	1,662	54
Airlines (0.52%)			Modine Manufacturing Co	100,938	1,040
AirTran Holdings Inc (a)	352,318	1,490	Westport Innovations Inc (a)	118,919	1,163
Allegiant Travel Co (a)	2,342	88	Wonder Auto Technology Inc (a)	178,107	2,305

Hawaiian Holdings Inc (a)	7,438	53			4,562

Republic Airways Holdings Inc (a)	1,702	14
			Auto/Truck Parts & Equipment - Replacement (0.02%)
UAL Corp (a)	19,112	124	ATC Technology Corp/IL (a)	2,251	47

		1,769	Dorman Products Inc (a)	437	6

Alternative Waste Tech (0.58%)			Standard Motor Products Inc	1,861	16

Calgon Carbon Corp (a)	81,808	1,296			69

Darling International Inc (a)	96,423	670

			B2B - E-Commerce (0.01%)
		1,966	i2 Technologies Inc (a)	3,060	48

Apparel Manufacturers (0.46%)
Carter's Inc (a)	6,754	159	Batteries & Battery Systems (0.02%)
Maidenform Brands Inc (a)	76,061	1,071	Advanced Battery Technologies Inc (a)	11,592	39
Oxford Industries Inc	1,935	37	Ener1 Inc (a)	6,792	34

True Religion Apparel Inc (a)	3,564	92			73

Under Armour Inc (a)	4,863	131

See accompanying notes

402

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Beverages - Non-Alcoholic (0.02%)			Casino Services (0.71%)
Coca-Cola Bottling Co Consolidated	936 $	42	Bally Technologies Inc (a)	8,068 $	318
National Beverage Corp (a)	1,322	15	Shuffle Master Inc (a)	264,632	2,067

		57			2,385

Brewery (0.01%)			Cellular Telecommunications (0.10%)
Boston Beer Co Inc (a)	1,151	44	Centennial Communications Corp (a)	15,853	134
			iPCS Inc (a)	2,056	49
Broadcasting Services & Programming (0.58%)			Syniverse Holdings Inc (a)	7,444	127
CKX Inc (a)	8,306	53	Virgin Mobile USA Inc (a)	3,176	13

DG FastChannel Inc (a)	57,462	1,205			323

Outdoor Channel Holdings Inc (a)	100,145	693

			Chemicals - Plastics (0.02%)
		1,951

			Landec Corp (a)	5,880	38
Building - Heavy Construction (0.03%)			PolyOne Corp (a)	3,691	21

Granite Construction Inc	1,131	32			59

Orion Marine Group Inc (a)	4,103	78
			Chemicals - Specialty (0.14%)
Sterling Construction Co Inc (a)	269	5

			Balchem Corp	2,718	75
		115

			Hawkins Inc	1,776	37
Building - Maintenance & Service (0.05%)			NewMarket Corp	1,455	136
ABM Industries Inc	2,459	46	Omnova Solutions Inc (a)	6,604	42
Rollins Inc	6,771	123	Stepan Co	995	57

		169	WR Grace & Co (a)	2,782	61

Building - Residential & Commercial (0.16%)			Zep Inc	3,013	52

Hovnanian Enterprises Inc (a)	137,790	539			460

			Circuit Boards (0.03%)
Building & Construction - Miscellaneous (0.47%)
			Multi-Fineline Electronix Inc (a)	2,313	63
Layne Christensen Co (a)	39,663	1,027
			Park Electrochemical Corp	1,992	45

MYR Group Inc/Delaware (a)	32,764	563

					108

		1,590

			Coal (0.02%)
Building & Construction Products -
Miscellaneous (0.04%)			James River Coal Co (a)	4,091	78
Quanex Building Products Corp	2,930	44	Westmoreland Coal Co (a)	491	3

Simpson Manufacturing Co Inc	3,952	92			81

		136	Coffee (0.02%)

Building Products - Air & Heating (0.01%)			Farmer Bros Co	635	12
AAON Inc	2,800	50	Peet's Coffee & Tea Inc (a)	1,709	58

					70

Building Products - Cement & Aggregate (0.31%)
			Commercial Banks (1.60%)
Eagle Materials Inc	42,150	1,047
			Ames National Corp	778	16
Building Products - Doors & Windows (0.00%)			Arrow Financial Corp	1,409	36
Apogee Enterprises Inc	502	7	Bank of Marin Bancorp	872	29
			Bank of the Ozarks Inc	204	5
Building Products - Light Fixtures (0.05%)			Bridge Bancorp Inc	1,098	23
LSI Industries Inc	26,412	185	Bryn Mawr Bank Corp	297	5
			Cardinal Financial Corp	3,349	27
Cable/Satellite TV (0.00%)			City Holding Co	344	11
LodgeNet Interactive Corp (a)	2,971	14	CNB Financial Corp/PA	881	14
			First Financial Bankshares Inc	1,611	78
Casino Hotels (0.01%)
			Metro Bancorp Inc (a)	263	3
Ameristar Casinos Inc	3,348	49
			Nara Bancorp Inc	1,751	13

See accompanying notes

403

Schedule of Investments
SmallCap Growth Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Commercial Services - Finance (continued)
Orrstown Financial Services Inc	520 $	17	Riskmetrics Group Inc (a)	2,779 $	41
Park National Corp	151	9	TNS Inc (a)	3,306	94
Peapack Gladstone Financial Corp	19	-	Wright Express Corp (a)	5,671	158

Penns Woods Bancorp Inc	568	17			1,921

PrivateBancorp Inc	28,275	258
			Communications Software (0.26%)
Prosperity Bancshares Inc	47,325	1,694	Digi International Inc (a)	90,812	722
Republic Bancorp Inc/KY	216	4	DivX Inc (a)	5,285	25
Signature Bank/New York NY (a)	26,676	842	Seachange International Inc (a)	4,043	27
Southside Bancshares Inc	706	15	Smith Micro Software Inc (a)	6,363	58
Suffolk Bancorp	1,589	44	SolarWinds Inc (a)	2,613	47

SY Bancorp Inc	1,111	25			879

Texas Capital Bancshares Inc (a)	76,193	1,110
Tompkins Financial Corp	746	32	Computer Aided Design (0.86%)
			ANSYS Inc (a)	66,183	2,686
Trustco Bank Corp NY	7,211	43
			Parametric Technology Corp (a)	15,193	226

Westamerica Bancorporation	2,394	114
Western Alliance Bancorp (a)	210,882	917			2,912

Wilshire Bancorp Inc	288	2	Computer Services (0.16%)

		5,403	Computer Task Group Inc (a)	2,068	14

			iGate Corp	5,403	48
Commercial Services (0.86%)
			Insight Enterprises Inc (a)	1,420	15
Arbitron Inc	3,467	75
			LivePerson Inc (a)	9,249	47
CoStar Group Inc (a)	2,521	98
			Manhattan Associates Inc (a)	3,593	82
DynCorp International Inc (a)	804	14
			Perot Systems Corp (a)	2,312	69
ExlService Holdings Inc (a)	60,725	826
			SRA International Inc (a)	2,656	50
Healthcare Services Group Inc	5,679	112
			SYKES Enterprises Inc (a)	5,237	124
HMS Holdings Corp (a)	31,356	1,346
			Syntel Inc	1,859	67
ICT Group Inc (a)	1,958	31
			Unisys Corp (a)	481	14
Medifast Inc (a)	2,907	64
			Virtusa Corp (a)	2,392	22

National Research Corp	402	9
Pre-Paid Legal Services Inc	1,067	42			552

Providence Service Corp/The (a)	2,518	31	Computer Software (0.07%)
Steiner Leisure Ltd (a)	1,769	65	Accelrys Inc (a)	6,794	37
Team Inc (a)	2,434	40	Avid Technology Inc (a)	1,270	16
TeleTech Holdings Inc (a)	4,672	84	Blackbaud Inc	6,849	152
Ticketmaster Entertainment Inc (a)	5,554	54	Double-Take Software Inc (a)	3,839	36

		2,891			241

Commercial Services - Finance (0.57%)			Computers (0.07%)
Advance America Cash Advance Centers Inc	9,816	49	Palm Inc (a)	19,170	223
Asset Acceptance Capital Corp (a)	1,542	11
Cardtronics Inc (a)	2,268	23	Computers - Integrated Systems (1.12%)
CBIZ Inc (a)	6,680	47	Cray Inc (a)	5,851	44
Coinstar Inc (a)	31,529	1,001	Echelon Corp (a)	3,035	41
Deluxe Corp	4,385	62	Jack Henry & Associates Inc	12,691	293
Dollar Financial Corp (a)	3,053	57	Maxwell Technologies Inc (a)	2,958	53
Euronet Worldwide Inc (a)	5,590	132	Micros Systems Inc (a)	13,344	359
Global Cash Access Holdings Inc (a)	7,646	48	MTS Systems Corp	425	11
Heartland Payment Systems Inc	5,398	66	NCI Inc (a)	30,355	817
MoneyGram International Inc (a)	15,815	47	Netscout Systems Inc (a)	2,807	35
Net 1 UEPS Technologies Inc (a)	4,857	85	Radiant Systems Inc (a)	103,115	1,015
			Radisys Corp (a)	5,377	46
See accompanying notes

404

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Integrated Systems (continued)			Cosmetics & Toiletries (continued)
Riverbed Technology Inc (a)	48,975 $	1,003	Chattem Inc (a)	2,761 $	175
Stratasys Inc (a)	2,651	42	Inter Parfums Inc	623	8

Super Micro Computer Inc (a)	3,880	31			299

		3,790

			Data Processing & Management (0.30%)
Computers - Memory Devices (0.33%)			Acxiom Corp	8,513	98
Imation Corp	700	6	CommVault Systems Inc (a)	6,377	125
Netezza Corp (a)	7,214	67	CSG Systems International Inc (a)	3,241	53
Quantum Corp (a)	32,568	60	FalconStor Software Inc (a)	194,068	646
STEC Inc (a)	38,844	828	Innodata Isogen Inc (a)	4,615	30
Xyratex Ltd (a)	15,600	163	Pegasystems Inc	2,124	61

		1,124			1,013

Computers - Peripheral Equipment (0.21%)			Decision Support Software (0.63%)
Compellent Technologies Inc (a)	31,706	581	GSE Systems Inc (a)	3,587	22
Synaptics Inc (a)	5,315	120	Interactive Intelligence Inc (a)	126,087	2,114

		701			2,136

Consulting Services (0.33%)			Dental Supplies & Equipment (0.35%)
Advisory Board Co/The (a)	2,364	58	Align Technology Inc (a)	8,674	136
Corporate Executive Board Co	5,130	123	Sirona Dental Systems Inc (a)	39,339	1,059

CRA International Inc (a)	2,065	51			1,195

Diamond Management & Technology
			Diagnostic Equipment (0.46%)
Consultants Inc	5,020	30
			Affymetrix Inc (a)	135,326	708
Forrester Research Inc (a)	2,012	51
			Cepheid Inc (a)	47,613	632
Gartner Inc (a)	9,038	169
			Hansen Medical Inc (a)	5,071	13
Hackett Group Inc/The (a)	4,549	14
			Immucor Inc (a)	10,307	184

Hill International Inc (a)	4,948	33
					1,537

Huron Consulting Group Inc (a)	3,308	77
ICF International Inc (a)	1,954	56	Diagnostic Kits (0.07%)
MAXIMUS Inc	2,098	97	Meridian Bioscience Inc	5,948	132
Navigant Consulting Inc (a)	7,513	107	OraSure Technologies Inc (a)	10,897	35
Watson Wyatt Worldwide Inc	5,366	234	Quidel Corp (a)	3,701	53

		1,100			220

Consumer Products - Miscellaneous (1.52%)			Direct Marketing (0.37%)
Helen of Troy Ltd (a)	72,367	1,653	APAC Customer Services Inc (a)	166,975	1,077
Tupperware Brands Corp	75,784	3,412	Valuevision Media Inc (a)	54,754	174

WD-40 Co	1,656	52			1,251

		5,117	Disposable Medical Products (0.05%)

Containers - Metal & Glass (0.47%)			ICU Medical Inc (a)	1,828	64
Bway Holding Co (a)	181	3	Medical Action Industries Inc (a)	2,516	28
Greif Inc	27,442	1,469	Merit Medical Systems Inc (a)	4,078	69
Silgan Holdings Inc	2,063	111	Utah Medical Products Inc	689	20

		1,583			181

Containers - Paper & Plastic (0.61%)			Distribution & Wholesale (1.35%)
AEP Industries Inc (a)	1,238	43	Beacon Roofing Supply Inc (a)	5,539	80
Rock-Tenn Co	45,787	2,006	BMP Sunstone Corp (a)	7,111	26

		2,049	Brightpoint Inc (a)	7,613	56

			Chindex International Inc (a)	2,742	38
Cosmetics & Toiletries (0.09%)
			Core-Mark Holding Co Inc (a)	655	18
Bare Escentuals Inc (a)	9,183	116
			FGX International Holdings Ltd (a)	79,276	1,046

See accompanying notes

405

Schedule of Investments
SmallCap Growth Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Distribution & Wholesale (continued)			E-Commerce - Services (0.01%)
Fossil Inc (a)	6,770 $	181	Move Inc (a)	19,948 $	41
Houston Wire & Cable Co	1,900	23
MWI Veterinary Supply Inc (a)	29,471	1,043	Educational Software (1.61%)
Owens & Minor Inc	5,113	209	Blackboard Inc (a)	80,670	2,861
Pool Corp	3,674	72	PLATO Learning Inc (a)	144,364	638
Rentrak Corp (a)	2,033	31	SkillSoft PLC ADR (a)	201,926	1,935

Scansource Inc (a)	370	9			5,434

School Specialty Inc (a)	1,532	34	Electric - Distribution (0.01%)
Titan Machinery Inc (a)	2,694	29	EnerNOC Inc (a)	1,557	45
Watsco Inc	3,205	164
WESCO International Inc (a)	58,180	1,487	Electric - Integrated (0.01%)

		4,546	Pike Electric Corp (a)	1,780	22

Diversified Manufacturing Operations (0.65%)			Electric Products - Miscellaneous (0.06%)
Actuant Corp	4,889	76	GrafTech International Ltd (a)	7,119	96
Acuity Brands Inc	4,957	157	Graham Corp	1,756	25
Ameron International Corp	10,703	631	Harbin Electric Inc (a)	3,371	54
AZZ Inc (a)	1,808	62	SmartHeat Inc (a)	1,497	13

Blount International Inc (a)	2,987	27			188

Colfax Corp (a)	1,519	16
			Electronic Components - Miscellaneous (0.08%)
ESCO Technologies Inc	3,442	135
			Benchmark Electronics Inc (a)	1,821	31
GP Strategies Corp (a)	2,118	15
			CTS Corp	420	4
Koppers Holdings Inc	31,721	829
			Daktronics Inc	6,872	52
LSB Industries Inc (a)	3,870	48
			LaBarge Inc (a)	2,322	26
Matthews International Corp	3,992	147
			Methode Electronics Inc	959	7
Raven Industries Inc	2,467	61

			Microvision Inc (a)	9,990	37
		2,204

			OSI Systems Inc (a)	2,725	53
Diversified Operations (0.00%)			Plexus Corp (a)	2,073	52

Primoris Services Corp	1,755	13			262

Diversified Operations & Commercial Services (0.05%)			Electronic Components - Semiconductors (3.90%)
Chemed Corp	3,243	147	Advanced Analogic Technologies Inc (a)	9,634	30
Viad Corp	519	9	Amkor Technology Inc (a)	16,036	88

		156	Applied Micro Circuits Corp (a)	9,957	78

			Cavium Networks Inc (a)	127,321	2,414
Drug Delivery Systems (0.08%)
			Ceva Inc (a)	4,041	41
Alkermes Inc (a)	14,276	114
			Diodes Inc (a)	5,095	83
Depomed Inc (a)	11,304	35
			Ikanos Communications Inc (a)	288,005	498
Matrixx Initiatives Inc (a)	2,035	9
			IXYS Corp	4,823	32
Nektar Therapeutics (a)	13,484	110

			Kopin Corp (a)	272,405	1,209
		268

			Lattice Semiconductor Corp (a)	2,424	5
E-Commerce - Products (0.58%)			Microsemi Corp (a)	122,774	1,634
Blue Nile Inc (a)	1,858	111	Microtune Inc (a)	8,515	15
MercadoLibre Inc (a)	3,707	133	MIPS Technologies Inc (a)	10,333	41
NutriSystem Inc	37,486	807	Monolithic Power Systems Inc (a)	61,916	1,238
Shutterfly Inc (a)	755	11	Netlogic Microsystems Inc (a)	42,799	1,627
Stamps.com Inc (a)	2,633	26	Rovi Corp (a)	47,543	1,310
Vitacost.com Inc (a)	88,341	876	Rubicon Technology Inc (a)	58,049	878

		1,964	Semtech Corp (a)	9,430	146

			Skyworks Solutions Inc (a)	126,051	1,315

See accompanying notes

406

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Enterprise Software & Services (continued)
(continued)			Omnicell Inc (a)	6,066 $	60
Volterra Semiconductor Corp (a)	31,130 $	431
			PROS Holdings Inc (a)	4,962	45
Zoran Corp (a)	5,871	52

			RightNow Technologies Inc (a)	3,407	52
		13,165

			Sybase Inc (a)	17,842	706
Electronic Measurement Instruments (0.23%)			SYNNEX Corp (a)	894	23
Analogic Corp	1,198	45	Taleo Corp (a)	72,591	1,578
Badger Meter Inc	1,944	72	Tyler Technologies Inc (a)	4,641	88
FARO Technologies Inc (a)	3,656	56	Ultimate Software Group Inc (a)	114,198	2,913

LeCroy Corp (a)	163,250	611			13,124

		784

			Entertainment Software (0.01%)
Electronic Security Devices (0.03%)			THQ Inc (a)	6,746	35
American Science & Engineering Inc	1,351	89
			Environmental Consulting & Engineering (0.32%)
E-Marketing & Information (0.19%)			Tetra Tech Inc (a)	42,614	1,096
comScore Inc (a)	2,956	45
Constant Contact Inc (a)	3,121	52	Environmental Monitoring & Detection (0.03%)
Digital River Inc (a)	4,929	113	Mine Safety Appliances Co	3,509	89
Liquidity Services Inc (a)	3,369	32
			E-Services - Consulting (1.50%)
Valueclick Inc (a)	40,901	402

			GSI Commerce Inc (a)	254,952	4,836
		644

			Perficient Inc (a)	1,445	12
Energy - Alternate Sources (0.97%)			Saba Software Inc (a)	5,297	23
Clean Energy Fuels Corp (a)	4,479	52	Sapient Corp (a)	12,358	101
Comverge Inc (a)	89,879	1,026	Websense Inc (a)	5,808	93

FuelCell Energy Inc (a)	274,082	913			5,065

GT Solar International Inc (a)	8,063	42
			Feminine Health Care Products (0.00%)
Headwaters Inc (a)	297,663	1,226
			Female Health Co/The (a)	3,570	17
Syntroleum Corp (a)	13,594	30

		3,289	Filtration & Separation Products (0.03%)

Engineering - Research & Development Services (0.08%)			CLARCOR Inc	2,478	73
Argan Inc (a)	1,665	21	Polypore International Inc (a)	1,599	17

EMCOR Group Inc (a)	3,111	73			90

ENGlobal Corp (a)	4,320	13	Finance - Auto Loans (0.01%)
Exponent Inc (a)	2,039	53	Credit Acceptance Corp (a)	1,357	47
Michael Baker Corp (a)	1,225	44
Stanley Inc (a)	1,459	41	Finance - Consumer Loans (0.35%)
VSE Corp	720	31	Nelnet Inc	1,248	18

		276	Portfolio Recovery Associates Inc (a)	25,557	1,179

					1,197

Enterprise Software & Services (3.89%)
Advent Software Inc (a)	2,303	88	Finance - Investment Banker & Broker (1.84%)
American Software Inc/Georgia	4,407	29	Broadpoint Gleacher Securities Inc (a)	150,254	957
Ariba Inc (a)	11,417	135	Diamond Hill Investment Group Inc (a)	437	23
Concur Technologies Inc (a)	38,422	1,369	Duff & Phelps Corp	3,632	63
Informatica Corp (a)	13,141	279	E*Trade Financial Corp (a)	607,981	888
JDA Software Group Inc (a)	2,965	59	Evercore Partners Inc - Class A	682	22
Lawson Software Inc (a)	8,469	53	GFI Group Inc	9,371	48
Mantech International Corp (a)	2,727	120	International Assets Holding Corp (a)	1,005	18
MedAssets Inc (a)	88,714	1,946	KBW Inc (a)	38,854	1,088
MicroStrategy Inc (a)	41,030	3,581	Knight Capital Group Inc (a)	6,737	114

See accompanying notes

407

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Finance - Investment Banker & Broker			Footwear & Related Apparel (1.26%)

(continued)			CROCS Inc (a)	6,760 $	41
optionsXpress Holdings Inc	6,284 $	98
			Deckers Outdoor Corp (a)	2,005	180
Piper Jaffray Cos (a)	29,082	1,349
			Skechers U.S.A. Inc (a)	63,505	1,386
Stifel Financial Corp (a)	29,468	1,531
			Steven Madden Ltd (a)	58,945	2,387
SWS Group Inc	331	4
			Timberland Co/The (a)	3,975	64
TradeStation Group Inc (a)	2,048	16

			Wolverine World Wide Inc	7,113	182

		6,219

					4,240

Finance - Leasing Company (0.01%)
			Forestry (0.01%)
Financial Federal Corp	2,230	46
			Deltic Timber Corp	1,075	46

Finance - Other Services (0.02%)
			Gambling (Non-Hotel) (0.02%)
BGC Partners Inc	5,540	27
			Dover Downs Gaming & Entertainment Inc	3,174	15
MarketAxess Holdings Inc	4,485	53

			Isle of Capri Casinos Inc (a)	3,695	29
		80

			Pinnacle Entertainment Inc (a)	4,331	36

Firearms & Ammunition (0.03%)					80

Smith & Wesson Holding Corp (a)	13,324	57
			Gas - Distribution (0.03%)
Sturm Ruger & Co Inc	4,007	42

			New Jersey Resources Corp	1,531	54
		99

			Piedmont Natural Gas Co Inc	1,084	25

Fisheries (0.00%)			South Jersey Industries Inc	816	29

HQ Sustainable Maritime Industries Inc (a)	1,954	15			108

			Gold Mining (0.20%)
Food - Confectionery (0.02%)
			Allied Nevada Gold Corp (a)	72,085	688
Tootsie Roll Industries Inc	3,067	76

			Hazardous Waste Disposal (0.06%)
Food - Dairy Products (0.01%)
			American Ecology Corp	2,730	45
American Dairy Inc (a)	1,283	37
			Clean Harbors Inc (a)	2,676	151
Lifeway Foods Inc (a)	1,085	13

			EnergySolutions Inc	1,613	14

		50

					210

Food - Miscellaneous/Diversified (1.53%)

American Italian Pasta Co (a)	1,954	53	Health Care Cost Containment (0.57%)
			Corvel Corp (a)	1,779	51
B&G Foods Inc	1,228	10
			Transcend Services Inc (a)	101,812	1,858

Cal-Maine Foods Inc	2,030	55
					1,909

Chiquita Brands International Inc (a)	217,925	3,528

Diamond Foods Inc	38,232	1,153	Healthcare Safety Device (0.25%)

J&J Snack Foods Corp	2,071	81	Alpha PRO Tech Ltd (a)	139,423	835

Lancaster Colony Corp	2,864	139

Lance Inc	3,533	85	Heart Monitors (0.37%)

Overhill Farms Inc (a)	3,409	19	Cardiac Science Corp (a)	480	2

Zhongpin Inc (a)(b)	2,716	36	HeartWare International Inc (a)	38,457	1,246

		5,159			1,248

Food - Retail (0.02%)			Home Furnishings (0.07%)

Village Super Market Inc	1,436	43	Tempur-Pedic International Inc (a)	11,367	220

Weis Markets Inc	474	17

			Human Resources (1.62%)
		60

			Administaff Inc	3,218	80

Food - Wholesale & Distribution (0.06%)			AMN Healthcare Services Inc (a)	5,042	42

Calavo Growers Inc	2,561	46	Cross Country Healthcare Inc (a)	742	6

United Natural Foods Inc (a)	6,455	155	Emergency Medical Services Corp (a)	1,417	68

		201	Kenexa Corp (a)	66,101	833

See accompanying notes

408

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Human Resources (continued)			Internet Connectivity Services (continued)
Korn/Ferry International (a)	16,640 $	266	Cogent Communications Group Inc (a)	101,257 $	1,026
On Assignment Inc (a)	180,262	1,089	PC-Tel Inc (a)	640	4

Resources Connection Inc (a)	5,890	102			2,282

SuccessFactors Inc (a)	194,543	2,974

			Internet Content - Entertainment (0.01%)
		5,460	Limelight Networks Inc (a)	8,203	29

Identification Systems - Development (0.04%)
Checkpoint Systems Inc (a)	2,158	29	Internet Content - Information & News (0.04%)
Cogent Inc (a)	6,485	63	Dice Holdings Inc (a)	3,952	24
L-1 Identity Solutions Inc (a)	7,659	45	Health Grades Inc (a)	5,121	22

		137	Knot Inc/The (a)	4,619	49

			LoopNet Inc (a)	4,884	43

Industrial Audio & Video Products (0.70%)
					138

China Security & Surveillance Technology
Inc (a)	108,112	565	Internet Financial Services (0.23%)
Imax Corp (a)	175,292	1,806	Online Resources Corp (a)	148,094	777

		2,371

			Internet Gambling (0.00%)
Industrial Automation & Robots (0.65%)
			Youbet.com Inc (a)	6,459	15
Cognex Corp	1,727	28
Intermec Inc (a)	9,825	121	Internet Incubators (0.29%)
iRobot Corp (a)	2,926	39	Internet Capital Group Inc (a)	136,728	994
Nordson Corp	38,100	2,010

		2,198	Internet Infrastructure Software (0.49%)

			AsiaInfo Holdings Inc (a)	69,409	1,531
Industrial Gases (0.21%)
			TeleCommunication Systems Inc (a)	5,957	53
Airgas Inc	15,856	703
			TIBCO Software Inc (a)	9,893	87

Instruments - Controls (0.31%)					1,671

Woodward Governor Co	44,281	1,041	Internet Security (0.56%)
			Blue Coat Systems Inc (a)	5,373	120
Instruments - Scientific (0.48%)
			Sourcefire Inc (a)	85,662	1,739
Dionex Corp (a)	2,547	173
			VASCO Data Security International Inc (a)	4,967	30

FEI Co (a)	59,310	1,412
					1,889

Varian Inc (a)	980	50

		1,635	Internet Telephony (0.04%)

			j2 Global Communications Inc (a)	6,247	128
Insurance Brokers (0.02%)
eHealth Inc (a)	3,657	52	Intimate Apparel (0.71%)
Life Partners Holdings Inc	1,814	31	Warnaco Group Inc/The (a)	59,077	2,394

		83

			Investment Companies (0.00%)
Internet Application Software (0.73%)
			Main Street Capital Corp	954	13
Art Technology Group Inc (a)	19,175	79
Clicksoftware Technologies Ltd (a)	163,664	844
			Investment Management & Advisory Services (0.27%)
Cybersource Corp (a)	79,040	1,295	Calamos Asset Management Inc	359	4
DealerTrack Holdings Inc (a)	5,704	94	Epoch Holding Corp	2,123	19
eResearchTechnology Inc (a)	6,421	48	GAMCO Investors Inc	999	42
Lionbridge Technologies Inc (a)	12,862	27	Westwood Holdings Group Inc	23,825	841

S1 Corp (a)	8,294	50			906

Vocus Inc (a)	2,112	38

		2,475	Lasers - Systems & Components (0.39%)

			II-VI Inc (a)	2,605	69
Internet Connectivity Services (0.68%)
AboveNet Inc (a)	25,877	1,252

See accompanying notes

409

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Lasers - Systems & Components (continued)			Medical - Biomedical/Gene (continued)
Rofin-Sinar Technologies Inc (a)	58,539 $	1,256	BioCryst Pharmaceuticals Inc (a)	4,808 $	43

		1,325	Cambrex Corp (a)	7,012	42

			Cardium Therapeutics Inc (a)	8,732	6
Leisure & Recreation Products (0.57%)
WMS Industries Inc (a)	48,185	1,926	Cell Therapeutics Inc (a)	411,181	391
			Celldex Therapeutics Inc (a)	5,612	24
Life & Health Insurance (0.33%)			China-Biotics Inc (a)	1,569	18
Delphi Financial Group Inc	50,866	1,104	Cubist Pharmaceuticals Inc (a)	8,904	151
FBL Financial Group Inc	1,227	25	Cytokinetics Inc (a)	9,833	31

		1,129	Emergent Biosolutions Inc (a)	90,810	1,310

			Enzo Biochem Inc (a)	5,501	30
Lighting Products & Systems (0.48%)
			Enzon Pharmaceuticals Inc (a)	6,667	56
Universal Display Corp (a)	141,442	1,607
			Exelixis Inc (a)	16,108	98
Linen Supply & Related Items (0.01%)			Halozyme Therapeutics Inc (a)	9,373	57
Unifirst Corp/MA	637	27	Harvard Bioscience Inc (a)	5,018	18
			Human Genome Sciences Inc (a)	116,466	2,177
Machinery - Construction & Mining (0.42%)			Idera Pharmaceuticals Inc (a)	4,853	26
Bucyrus International Inc	31,707	1,408	Illumina Inc (a)	27,204	873
			Immunogen Inc (a)	193,266	1,293
Machinery - Farm (0.02%)			Immunomedics Inc (a)	14,634	52
Lindsay Corp	1,542	51
			Incyte Corp (a)	9,860	58
			InterMune Inc (a)	5,385	65
Machinery - General Industry (0.65%)
Altra Holdings Inc (a)	952	8	Lexicon Pharmaceuticals Inc (a)	9,638	13
Chart Industries Inc (a)	4,069	80	Ligand Pharmaceuticals Inc (a)	25,433	43
DXP Enterprises Inc (a)	83,147	955	Martek Biosciences Corp (a)	1,451	26
Intevac Inc (a)	92,139	940	Maxygen Inc (a)	5,489	31
Middleby Corp (a)	2,506	114	Medicines Co/The (a)	5,289	38
Robbins & Myers Inc	479	11	Micromet Inc (a)	120,717	617
Tennant Co	2,783	74	Momenta Pharmaceuticals Inc (a)	5,120	47

			Nanosphere Inc (a)	2,306	15
		2,182

			Novavax Inc (a)	9,615	37
Machinery - Print Trade (0.12%)			NPS Pharmaceuticals Inc (a)	11,734	37
Presstek Inc (a)	240,594	409	OncoGenex Pharmaceutical Inc (a)	23,562	686
			PDL BioPharma Inc	17,566	148
Machinery Tools & Related Products (0.01%)
			Protalix BioTherapeutics Inc (a)	5,295	50
K-Tron International Inc (a)	473	45
			Regeneron Pharmaceuticals Inc (a)	94,616	1,486
Marine Services (0.02%)			RTI Biologics Inc (a)	5,402	21
Great Lakes Dredge & Dock Corp	8,281	51	Sangamo Biosciences Inc (a)	9,210	49
			Seattle Genetics Inc (a)	12,740	116
Medical - Biomedical/Gene (3.83%)			Sequenom Inc (a)	13,702	38
3SBio Inc ADR (a)	90,189	932	StemCells Inc (a)	23,130	26
Acorda Therapeutics Inc (a)	4,986	108	SuperGen Inc (a)	8,149	19
Affymax Inc (a)	2,073	42	Vical Inc (a)	9,555	29
Alnylam Pharmaceuticals Inc (a)	4,710	80	Zymogenetics Inc (a)	8,400	39

AMAG Pharmaceuticals Inc (a)	31,674	1,197			12,919

American Oriental Bioengineering Inc (a)	5,130	20
			Medical - Drugs (1.11%)
Arena Pharmaceuticals Inc (a)	10,372	37
			Adolor Corp (a)	5,908	9
Ariad Pharmaceuticals Inc (a)	24,388	44
			Akorn Inc (a)	12,217	18
Arqule Inc (a)	5,500	18
			Amicus Therapeutics Inc (a)	3,395	13
ARYx Therapeutics Inc (a)	4,481	11
			Array Biopharma Inc (a)	10,695	19

See accompanying notes

410

Schedule of Investments
SmallCap Growth Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical - Outpatient & Home Medical Care (0.10%)
Auxilium Pharmaceuticals Inc (a)	6,536 $	206	Air Methods Corp (a)	1,600 $	49
Biodel Inc (a)	3,473	14	Amedisys Inc (a)	3,785	150
Biospecifics Technologies Corp (a)	809	25	America Service Group Inc	1,779	23
Cadence Pharmaceuticals Inc (a)	5,513	50	Continucare Corp (a)	5,417	14
China Sky One Medical Inc (a)	2,634	31	Gentiva Health Services Inc (a)	1,486	36
Cytori Therapeutics Inc (a)	6,550	21	LHC Group Inc (a)	2,210	62

Durect Corp (a)	18,417	39			334

Idenix Pharmaceuticals Inc (a)	6,987	15
			Medical Imaging Systems (0.15%)
Infinity Pharmaceuticals Inc (a)	1,767	10	IRIS International Inc (a)	4,449	45
Javelin Pharmaceuticals Inc (a)	11,255	15	Merge Healthcare Inc (a)	119,468	428
Jazz Pharmaceuticals Inc (a)	105,453	662	Vital Images Inc (a)	2,452	28

KV Pharmaceutical Co (a)	5,203	20			501

Lannett Co Inc (a)	2,174	15
Medicis Pharmaceutical Corp	56,595	1,198	Medical Information Systems (1.08%)
			AMICAS Inc (a)	5,705	18
Medivation Inc (a)	4,128	105
			athenahealth Inc (a)	54,197	2,038
Myriad Pharmaceuticals Inc (a)	11,039	61
			Computer Programs & Systems Inc	1,412	60
Optimer Pharmaceuticals Inc (a)	3,606	42
			Eclipsys Corp (a)	66,475	1,246
Orexigen Therapeutics Inc (a)	5,952	38
			Phase Forward Inc (a)	5,664	74
Pharmasset Inc (a)	2,597	49
			Quality Systems Inc	3,618	221

PharMerica Corp (a)	4,426	68
Poniard Pharmaceuticals Inc (a)	75,522	495			3,657

Pozen Inc (a)	5,883	33	Medical Instruments (3.90%)
Progenics Pharmaceuticals Inc (a)	4,537	19	Abaxis Inc (a)	3,158	72
Rigel Pharmaceuticals Inc (a)	7,626	49	Angiodynamics Inc (a)	76,176	1,150
Salix Pharmaceuticals Ltd (a)	6,300	116	Bovie Medical Corp (a)	3,667	29
Santarus Inc (a)	11,171	34	Bruker BioSciences Corp (a)	7,171	78
Savient Pharmaceuticals Inc (a)	8,183	103	Cardiovascular Systems Inc (a)	2,022	10
Sciclone Pharmaceuticals Inc (a)	7,699	19	Conceptus Inc (a)	4,456	78
SIGA Technologies Inc (a)	5,583	36	CryoLife Inc (a)	6,322	38
Sucampo Pharmaceuticals Inc (a)	2,740	12	DexCom Inc (a)	6,753	46
Viropharma Inc (a)	3,658	28	Endologix Inc (a)	238,032	1,133
XenoPort Inc (a)	3,914	65	ev3 Inc (a)	86,577	1,020

		3,752	Integra LifeSciences Holdings Corp (a)	2,756	84

			Kensey Nash Corp (a)	1,942	47
Medical - Generic Drugs (0.81%)
			Natus Medical Inc (a)	3,224	45
Caraco Pharmaceutical Laboratories Ltd (a)	1,021	4
			NuVasive Inc (a)	63,345	2,299
Impax Laboratories Inc (a)	147,766	1,312
			Spectranetics Corp (a)	7,237	41
Par Pharmaceutical Cos Inc (a)	67,789	1,421

			SurModics Inc (a)	2,310	59
		2,737

			Symmetry Medical Inc (a)	1,912	15
Medical - HMO (0.08%)			Thoratec Corp (a)	152,366	4,001
AMERIGROUP Corp (a)	7,935	175	Trans1 Inc (a)	3,009	12
Centene Corp (a)	3,490	62	Vascular Solutions Inc (a)	3,486	27
Metropolitan Health Networks Inc (a)	8,704	18	Volcano Corp (a)	200,971	2,884
Triple-S Management Corp (a)	246	4	Young Innovations Inc	827	20

		259			13,188

Medical - Nursing Homes (0.03%)			Medical Laboratory & Testing Service (1.12%)
Ensign Group Inc/The	2,677	40	Bio-Reference Labs Inc (a)	113,852	3,681
Odyssey HealthCare Inc (a)	3,806	53	Genoptix Inc (a)	2,210	77

		93

See accompanying notes

411

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Medical Laboratory & Testing Service			MRI - Medical Diagnostic Imaging (continued)

(continued)			RadNet Inc (a)	6,572 $	16
Life Sciences Research Inc (a)	2,169 $	18

			Virtual Radiologic Corp (a)	1,619	21

		3,776

					68

Medical Laser Systems (0.01%)
			Multilevel Direct Selling (0.05%)
Palomar Medical Technologies Inc (a)	2,954	30
			Nu Skin Enterprises Inc	7,330	167

Medical Products (1.99%)
			Networking Products (1.75%)
Accuray Inc (a)	9,010	52
			3Com Corp (a)	254,012	1,306
American Medical Systems Holdings Inc (a)	81,516	1,257
			Acme Packet Inc (a)	137,247	1,344
Atrion Corp	361	43
			Anixter International Inc (a)	1,101	46
ATS Medical Inc (a)	12,572	34
			Atheros Communications Inc (a)	71,407	1,758
BioMimetic Therapeutics Inc (a)	142,763	1,666
			BigBand Networks Inc (a)	8,179	30
Cantel Medical Corp (a)	2,225	36
			Infinera Corp (a)	10,979	82
Cyberonics Inc (a)	42,712	618
			Netgear Inc (a)	2,165	39
Exactech Inc (a)	1,828	27
			Polycom Inc (a)	51,437	1,104
Greatbatch Inc (a)	2,374	47
			Starent Networks Corp (a)	5,102	172
Haemonetics Corp (a)	17,485	900
			Switch & Data Facilities Co Inc (a)	2,526	42

Hanger Orthopedic Group Inc (a)	1,104	15
					5,923

Invacare Corp	1,920	43

Luminex Corp (a)	5,897	87	Non-Ferrous Metals (0.33%)

Orthofix International NV (a)	2,557	82	Horsehead Holding Corp (a)	115,767	1,103

Orthovita Inc (a)	14,840	52
			Office Furnishings - Original (0.11%)
PSS World Medical Inc (a)	8,674	175
			Herman Miller Inc	8,279	128
Rockwell Medical Technologies Inc (a)	3,044	20
			HNI Corp	4,286	113
Synovis Life Technologies Inc (a)	32,905	397
			Interface Inc	7,362	57
TomoTherapy Inc (a)	256,543	852
			Knoll Inc	6,930	68

West Pharmaceutical Services Inc	4,297	170
					366

Wright Medical Group Inc (a)	5,412	88

Zoll Medical Corp (a)	2,704	52	Oil - Field Services (0.10%)

		6,713	Cal Dive International Inc (a)	2,494	19

			CARBO Ceramics Inc	2,457	143
Medical Sterilization Products (0.08%)
			Matrix Service Co (a)	1,828	16
STERIS Corp	8,965	262
			RPC Inc	4,241	40

			Tetra Technologies Inc (a)	5,698	54
Metal Processors & Fabrication (0.72%)

Ampco-Pittsburgh Corp	958	26	Willbros Group Inc (a)	5,821	77

CIRCOR International Inc	37,889	1,032			349

Dynamic Materials Corp	2,866	55	Oil & Gas Drilling (0.12%)

Kaydon Corp	33,500	1,172	Atlas Energy Inc	2,336	61

North American Galvanizing & Coating Inc	1,978	10	Hercules Offshore Inc (a)	2,182	11

(a)			Pioneer Drilling Co (a)	2,171	15

RBC Bearings Inc (a)	2,690	58	Vantage Drilling Co (a)	192,272	317

Worthington Industries Inc	7,239	80			404

		2,433

			Oil Company - Exploration & Production (2.23%)

Miscellaneous Manufacturers (0.08%)			Apco Oil and Gas International Inc	2,417	51

American Railcar Industries Inc	21,254	212	Approach Resources Inc (a)	971	7

China Fire & Security Group Inc (a)	3,089	44	Arena Resources Inc (a)	5,633	210

		256	ATP Oil & Gas Corp (a)	1,394	24

MRI - Medical Diagnostic Imaging (0.02%)			BPZ Resources Inc (a)	8,046	51

Alliance HealthCare Services Inc (a)	5,757	31	Brigham Exploration Co (a)	96,818	920

See accompanying notes

412

Schedule of Investments
SmallCap Growth Fund II
October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Physical Therapy & Rehabilitation Centers
(continued)			(continued)
Carrizo Oil & Gas Inc (a)	4,024 $	93	US Physical Therapy Inc (a)	1,306 $	18

Contango Oil & Gas Co (a)	1,632	78			1,713

CREDO Petroleum Corp (a)	1,228	12
			Physician Practice Management (0.02%)
Endeavour International Corp (a)	24,354	26	American Dental Partners Inc (a)	993	12
GMX Resources Inc (a)	71,569	911	Healthways Inc (a)	448	7
Mariner Energy Inc (a)	118,873	1,514	IPC The Hospitalist Co Inc (a)	2,111	64

McMoRan Exploration Co (a)	8,763	67			83

Panhandle Oil and Gas Inc	1,779	35
Penn Virginia Corp	72,381	1,466	Poultry (0.03%)
			Sanderson Farms Inc	3,074	112
Vaalco Energy Inc (a)	842	4
Venoco Inc (a)	1,506	19
			Power Converter & Supply Equipment (0.18%)
W&T Offshore Inc	4,602	54
			Advanced Energy Industries Inc (a)	3,216	39
Whiting Petroleum Corp (a)	34,725	1,958
			Energy Conversion Devices Inc (a)	5,221	56
Zion Oil & Gas Inc - Rights (a)(b)(c)	588	1
			Powell Industries Inc (a)	1,221	45
Zion Oil & Gas Inc (a)	2,556	17

			PowerSecure International Inc (a)	55,504	462
		7,518

			Vicor Corp	1,661	12

Oil Field Machinery & Equipment (0.35%)					614

Bolt Technology Corp (a)	730	7
			Precious Metals (0.00%)
Dril-Quip Inc (a)	20,987	1,020
			Paramount Gold and Silver Corp (a)	11,423	13
Gulf Island Fabrication Inc	160	3
Lufkin Industries Inc	1,859	106	Printing - Commercial (0.05%)
NATCO Group Inc (a)	913	40	Cenveo Inc (a)	8,351	59
Natural Gas Services Group Inc (a)	286	5	Multi-Color Corp	2,234	30

		1,181	Valassis Communications Inc (a)	5,309	97

Oil Refining & Marketing (0.00%)					186

Alon USA Energy Inc	182	2	Private Corrections (0.03%)
CVR Energy Inc (a)	398	4	Geo Group Inc/The (a)	5,303	112

		6

			Property & Casualty Insurance (1.05%)
Paper & Related Products (0.79%)
			American Safety Insurance Holdings Ltd (a)	216	3
Boise Inc (a)	3,397	16
			Amtrust Financial Services Inc	765	9
Orchids Paper Products Co (a)	1,044	19
			First Mercury Financial Corp	1,583	20
Schweitzer-Mauduit International Inc	50,711	2,619

			Hallmark Financial Services (a)	259	2
		2,654

			Navigators Group Inc (a)	28,727	1,525
Patient Monitoring Equipment (0.07%)			PMA Capital Corp (a)	170,122	813
Masimo Corp (a)	6,653	177	RLI Corp	1,110	55
Somanetics Corp (a)	2,997	45	Safety Insurance Group Inc	382	13

		222	Tower Group Inc	45,139	1,109

Pharmacy Services (2.25%)					3,549

BioScrip Inc (a)	412,020	3,107	Protection - Safety (0.01%)
Catalyst Health Solutions Inc (a)	100,170	3,142	Landauer Inc	828	43
Clarient Inc (a)	6,441	21
SXC Health Solutions Corp (a)	29,444	1,345	Publishing - Newspapers (0.27%)

		7,615	Dolan Media Co (a)	75,662	903

Physical Therapy & Rehabilitation Centers (0.51%)
			Recreational Vehicles (0.06%)
Healthsouth Corp (a)	13,553	198
			Polaris Industries Inc	4,461	188
Psychiatric Solutions Inc (a)	5,837	121
RehabCare Group Inc (a)	73,387	1,376

See accompanying notes

413

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Recycling (0.34%)			Retail - Apparel & Shoe (1.68%)

Metalico Inc (a)	288,120 $	1,164	Buckle Inc/The	3,375 $	101

			Cato Corp/The	4,012	79

REITS - Apartments (0.03%)			Chico's FAS Inc (a)	159,976	1,912

Mid-America Apartment Communities Inc	2,446	107	Childrens Place Retail Stores Inc/The (a)	3,405	107

			Collective Brands Inc (a)	4,071	75
REITS - Diversified (0.07%)
			Destination Maternity Corp (a)	1,014	20
DuPont Fabros Technology Inc	3,147	47
			Dress Barn Inc (a)	2,792	50
Investors Real Estate Trust	844	7
			Finish Line Inc/The	5,692	58
Potlatch Corp	2,732	76
			Gymboree Corp (a)	3,279	140
PS Business Parks Inc	1,158	57
			HOT Topic Inc (a)	6,370	49
Washington Real Estate Investment Trust	1,523	41

			J Crew Group Inc (a)	22,275	908
		228

			JOS A Bank Clothiers Inc (a)	2,776	114

REITS - Healthcare (0.04%)			Lululemon Athletica Inc (a)	6,169	155

LTC Properties Inc	597	14	Men's Wearhouse Inc	627	15

National Health Investors Inc	316	10	Stein Mart Inc (a)	3,130	30

Omega Healthcare Investors Inc	3,428	52	Wet Seal Inc/The (a)	581,911	1,856

Universal Health Realty Income Trust	1,382	44			5,669

		120

			Retail - Appliances (0.01%)

REITS - Manufactured Homes (0.03%)			hhgregg Inc (a)	2,785	46
Equity Lifestyle Properties Inc	2,387	111

			Retail - Auto Parts (0.26%)

REITS - Shopping Centers (0.05%)			PEP Boys-Manny Moe & Jack	99,306	871
Acadia Realty Trust	2,189	35

Saul Centers Inc	886	27	Retail - Automobile (0.01%)

Tanger Factory Outlet Centers	2,899	110	America's Car-Mart Inc (a)	1,425	30

		172

			Retail - Building Products (0.42%)

REITS - Single Tenant (0.02%)			Lumber Liquidators Inc (a)	67,031	1,424
Alexander's Inc (a)	168	44

Getty Realty Corp	1,625	40	Retail - Catalog Shopping (0.33%)

		84	Coldwater Creek Inc (a)	191,272	1,100

REITS - Warehouse & Industrial (0.03%)
			Retail - Computer Equipment (0.00%)
EastGroup Properties Inc	2,330	86
			PC Mall Inc (a)	658	5

Rental - Auto & Equipment (0.04%)
			Retail - Convenience Store (0.04%)
Avis Budget Group Inc (a)	8,795	74
			Casey's General Stores Inc	4,074	129
Mcgrath Rentcorp	793	16
			Pantry Inc/The (a)	637	9
RSC Holdings Inc (a)	6,538	44

			Susser Holdings Corp (a)	284	3

		134

					141

Research & Development (0.80%)
			Retail - Discount (0.67%)
Kendle International Inc (a)	89,640	1,513
			99 Cents Only Stores (a)	118,210	1,344
Parexel International Corp (a)	94,906	1,188

			Citi Trends Inc (a)	30,676	808
		2,701

			Fred's Inc	2,897	34

Resorts & Theme Parks (0.04%)			HSN Inc (a)	5,513	82

Bluegreen Corp (a)	41,681	120			2,268

Respiratory Products (0.45%)			Retail - Fabric Store (0.02%)

ResMed Inc (a)	31,145	1,533	Jo-Ann Stores Inc (a)	2,293	61

See accompanying notes

414

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Gardening Products (0.07%)			Retail - Sporting Goods (0.51%)
Tractor Supply Co (a)	5,185 $	232	Big 5 Sporting Goods Corp	3,211 $	47
			Hibbett Sports Inc (a)	39,264	736
Retail - Home Furnishings (0.01%)			Zumiez Inc (a)	69,643	938

Kirkland's Inc (a)	2,673	34			1,721

Retail - Jewelry (0.02%)			Retirement & Aged Care (0.01%)
Fuqi International Inc (a)	2,743	56	Emeritus Corp (a)	2,603	49

Retail - Miscellaneous/Diversified (0.01%)			Rubber - Tires (0.27%)
Pricesmart Inc	2,417	47	Cooper Tire & Rubber Co	59,013	901

Retail - Office Supplies (0.03%)			Satellite Telecommunications (0.05%)
OfficeMax Inc	7,453	85	DigitalGlobe Inc (a)	1,895	42
			GeoEye Inc (a)	2,187	56
Retail - Pawn Shops (0.04%)			Hughes Communications Inc (a)	1,916	45
Ezcorp Inc (a)	6,394	83	Loral Space & Communications Inc (a)	1,404	37

First Cash Financial Services Inc (a)	3,288	56			180

		139

			Savings & Loans - Thrifts (0.04%)
Retail - Perfume & Cosmetics (0.99%)			Brookline Bancorp Inc	3,563	35
Sally Beauty Holdings Inc (a)	5,494	37	Brooklyn Federal Bancorp Inc	368	5
Ulta Salon Cosmetics & Fragrance Inc (a)	219,178	3,318	Cheviot Financial Corp	155	1

		3,355	Clifton Savings Bancorp Inc	252	2

Retail - Pet Food & Supplies (0.02%)			Heritage Financial Group	105	1
PetMed Express Inc	3,395	53	Kentucky First Federal Bancorp	113	1
			Oritani Financial Corp	1,800	23
Retail - Petroleum Products (0.07%)			Prudential Bancorp Inc of Pennsylvania	803	8
World Fuel Services Corp	4,350	221	Roma Financial Corp	896	11
			United Financial Bancorp Inc	650	8
Retail - Restaurants (1.32%)			ViewPoint Financial Group	2,436	33

AFC Enterprises Inc (a)	138,341	1,111			128

BJ's Restaurants Inc (a)	65,248	1,041
Buffalo Wild Wings Inc (a)	2,613	107	Schools (1.14%)
			American Public Education Inc (a)	31,358	1,000
California Pizza Kitchen Inc (a)	33,748	438
			Bridgepoint Education Inc (a)	2,988	42
Caribou Coffee Co Inc (a)	1,532	13
			Capella Education Co (a)	15,988	1,101
Carrols Restaurant Group Inc (a)	2,428	16
			ChinaCast Education Corp (a)	6,328	39
CEC Entertainment Inc (a)	3,360	98
			Corinthian Colleges Inc (a)	92,185	1,462
Cheesecake Factory Inc/The (a)	8,937	163
			Grand Canyon Education Inc (a)	2,258	37
Chipotle Mexican Grill Inc (a)	9,286	757
			K12 Inc (a)	3,113	50
CKE Restaurants Inc	7,281	64
			Learning Tree International Inc (a)	1,897	21
Cracker Barrel Old Country Store Inc	2,417	80
			Lincoln Educational Services Corp (a)	2,257	45
Denny's Corp (a)	24,075	53
			Universal Technical Institute Inc (a)	2,764	50

DineEquity Inc	2,438	52
					3,847

Domino's Pizza Inc (a)	833	6
Einstein Noah Restaurant Group Inc (a)	1,000	13	Seismic Data Collection (0.00%)
Jack in the Box Inc (a)	8,230	154	Geokinetics Inc (a)	865	14
Papa John's International Inc (a)	2,548	57
PF Chang's China Bistro Inc (a)	3,357	98	Semiconductor Component - Integrated Circuits (1.25%)
Sonic Corp (a)	8,169	76	Cirrus Logic Inc (a)	175,221	848
Texas Roadhouse Inc (a)	7,458	71	Emulex Corp (a)	85,327	862

		4,468	Hittite Microwave Corp (a)	23,270	856

			Intellon Corp (a)	4,584	32

See accompanying notes

415

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Semiconductor Component - Integrated			Telecommunication Services (continued)

Circuits (continued)			Knology Inc (a)	2,332 $	23
Micrel Inc	4,519 $	34
			MasTec Inc (a)	48,725	575
Power Integrations Inc	3,143	98
			Neutral Tandem Inc (a)	91,746	1,935
Sigma Designs Inc (a)	4,341	52
			NTELOS Holdings Corp	4,524	68
Standard Microsystems Corp (a)	69,469	1,338
			PAETEC Holding Corp (a)	16,408	53
Techwell Inc (a)	3,595	37
			Premiere Global Services Inc (a)	7,186	54
TriQuint Semiconductor Inc (a)	10,645	57

			RCN Corp (a)	4,787	40
		4,214

			SAVVIS Inc (a)	4,894	72

Semiconductor Equipment (1.83%)			USA Mobility Inc	4,576	50

Amtech Systems Inc (a)	115,946	626			3,004

ATMI Inc (a)	2,055	31
			Telephone - Integrated (0.06%)
Entegris Inc (a)	287,370	1,081
			Alaska Communications Systems Group Inc	5,901	46
Formfactor Inc (a)	49,017	833
			Cincinnati Bell Inc (a)	9,154	28
Kulicke & Soffa Industries Inc (a)	304,828	1,417
			General Communication Inc (a)	5,487	34
Tessera Technologies Inc (a)	7,443	165
			HickoryTech Corp	2,809	25
Ultratech Inc (a)	3,707	48
			Shenandoah Telecommunications Co	4,409	74

Veeco Instruments Inc (a)	80,796	1,967

					207

		6,168

			Textile - Apparel (0.01%)

Software Tools (0.02%)			Cherokee Inc	1,993	38
ArcSight Inc (a)	2,722	67

			Theaters (0.31%)

Superconductor Production & Systems (0.76%)			Cinemark Holdings Inc	90,596	1,050
American Superconductor Corp (a)	76,819	2,575
			National CineMedia Inc	663	11

					1,061

Telecommunication Equipment (1.18%)

ADC Telecommunications Inc (a)	4,602	30	Therapeutics (0.75%)

Adtran Inc	6,841	158	Allos Therapeutics Inc (a)	8,948	51

Anaren Inc (a)	2,894	42	AVANIR Pharmaceuticals Inc (a)	13,663	25

Applied Signal Technology Inc	67,297	1,379	AVI BioPharma Inc (a)	21,335	31

Arris Group Inc (a)	14,195	146	Cornerstone Therapeutics Inc (a)	1,402	8

Comtech Telecommunications Corp (a)	4,475	144	Dyax Corp (a)	14,941	47

CPI International Inc (a)	507	5	Hemispherx Biopharma Inc (a)	26,119	38

Network Equipment Technologies Inc (a)	52,807	174	Inspire Pharmaceuticals Inc (a)	149,179	667

Nice Systems Ltd ADR (a)	53,426	1,654	Isis Pharmaceuticals Inc (a)	81,346	1,031

Plantronics Inc	5,647	136	ISTA Pharmaceuticals Inc (a)	7,156	26

Preformed Line Products Co	494	19	MannKind Corp (a)	7,665	40

ShoreTel Inc (a)	5,781	38	Onyx Pharmaceuticals Inc (a)	9,449	251

Tekelec (a)	3,403	51	Osiris Therapeutics Inc (a)	3,723	24

		3,976	Questcor Pharmaceuticals Inc (a)	12,864	58

			Spectrum Pharmaceuticals Inc (a)	8,294	35
Telecommunication Equipment - Fiber Optics (0.36%)
			Theravance Inc (a)	6,969	97
Harmonic Inc (a)	11,559	61
			Vivus Inc (a)	12,295	97

IPG Photonics Corp (a)	81,048	1,107
					2,526

Oplink Communications Inc (a)	3,558	53

		1,221	Tobacco (0.05%)

			Alliance One International Inc (a)	13,561	60
Telecommunication Services (0.89%)
			Universal Corp/VA	446	18
Cbeyond Inc (a)	3,114	42
			Vector Group Ltd	5,791	84

Consolidated Communications Holdings Inc	2,951	41
					162

Global Crossing Ltd (a)	3,269	37

Iowa Telecommunications Services Inc	1,194	14

See accompanying notes

416

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Transactional Software (0.18%)			Water (continued)
ACI Worldwide Inc (a)	5,475$	88	Connecticut Water Service Inc	127 $	3
Bottomline Technologies Inc (a)	3,917	58	Consolidated Water Co Inc	1,199	18
Solera Holdings Inc	9,201	296	York Water Co	944	13

VeriFone Holdings Inc (a)	11,275	150			47

		592

			Web Hosting & Design (0.74%)
Transport - Air Freight (0.01%)			NIC Inc	186,997	1,638
Air Transport Services Group Inc (a)	7,340	19	Rackspace Hosting Inc (a)	48,760	817
			Terremark Worldwide Inc (a)	8,243	52

Transport - Marine (0.05%)					2,507

Golar LNG Ltd	4,833	58
			Web Portals (0.06%)
Gulfmark Offshore Inc (a)	1,721	48
			Earthlink Inc	3,243	26
Ship Finance International Ltd	3,881	44
			Local.com Corp (a)	33,909	175

Teekay Tankers Ltd	2,423	20

					201

		170

			Wireless Equipment (1.12%)
Transport - Rail (0.04%)
			Aruba Networks Inc (a)	8,981	70
Genesee & Wyoming Inc (a)	4,869	141
			EMS Technologies Inc (a)	2,805	49
Transport - Services (0.58%)			InterDigital Inc (a)	6,772	139
Dynamex Inc (a)	1,644	31	Novatel Wireless Inc (a)	3,895	35
HUB Group Inc (a)	75,843	1,885	RF Micro Devices Inc (a)	39,305	157
PHI Inc (a)	1,739	30	Viasat Inc (a)	114,313	3,332

		1,946			3,782

Transport - Truck (0.11%)			Wound, Burn & Skin Care (0.34%)
Celadon Group Inc (a)	4,031	39	Obagi Medical Products Inc (a)	110,876	1,133

Forward Air Corp	1,789	38	TOTAL COMMON STOCKS	$ 336,468

Heartland Express Inc	4,884	67		Principal
Knight Transportation Inc	7,049	113		Amount	Value
Marten Transport Ltd (a)	3,450	61		(000's)	(000's)

Old Dominion Freight Line Inc (a)	1,009	26	REPURCHASE AGREEMENTS (0.75%)
USA Truck Inc (a)	1,178	13	Diversified Banking Institutions (0.75%)

		357	Investment in Joint Trading Account; Bank

			of America Repurchase Agreement; 0.06%
Travel Services (0.04%)			dated 10/30/09 maturing 11/02/09
Ambassadors Group Inc	4,213	54	(collateralized by Sovereign Agency
Interval Leisure Group Inc (a)	5,505	61	Issues; $644,000; 0.00% - 5.75%; dated
Universal Travel Group (a)	1,930	23	11/02/09 - 07/15/32)	$ 631$	631

		138	Investment in Joint Trading Account; Credit

			Suisse Repurchase Agreement; 0.06%
Ultra Sound Imaging Systems (0.02%)			dated 10/30/09 maturing 11/02/09
SonoSite Inc (a)	2,575	64	(collateralized by US Treasury Notes;
			$644,000; 1.38% - 2.00%; dated 02/28/10
			- 09/15/12)	631	631
Veterinary Diagnostics (0.59%)
			Investment in Joint Trading Account;
Neogen Corp (a)	62,585	1,984	Deutsche Bank Repurchase Agreement;
			0.06% dated 10/30/09 maturing 11/02/09
Vitamins & Nutrition Products (0.01%)			(collateralized by Sovereign Agency
Schiff Nutrition International Inc	376	2	Issues; $644,000; 1.88% - 3.75%; dated
USANA Health Sciences Inc (a)	1,444	42	12/06/10 - 08/24/12)	631	631

		44

Water (0.01%)
California Water Service Group	353	13

See accompanying notes

417

Schedule of Investments SmallCap Growth Fund II

October 31, 2009

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $644,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	$ 631$	631

2,524

TOTAL REPURCHASE AGREEMENTS	$ 2,524

Total Investments	$ 338,992
Liabilities in Excess of Other Assets, Net - (0.37)%		(1,261)

TOTAL NET ASSETS - 100.00%	$ 337,731

(a)	Non-Income Producing Security

(b)	Security is Illiquid

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1 or 0.00% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 44,103
Unrealized Depreciation	(27,403)

Net Unrealized Appreciation (Depreciation)	16,700
Cost for federal income tax purposes	322,292
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	29.45%
Technology	19.50%
Consumer, Cyclical	14.72%
Communications	12.92%
Industrial	11.63%
Financial	6.58%
Energy	3.80%
Basic Materials	1.70%
Utilities	0.07%
Diversified	0.00%
Liabilities in Excess of Other Assets, Net	(0.37%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	1.88%

See accompanying notes

418

Schedule of Investments
SmallCap Growth Fund II
October 31, 2009

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; December 2009	Buy	113	$ 6,800	$ 6,349	$ (451)
All dollar amounts are shown in thousands (000's)

See accompanying notes

419

Schedule of Investments SmallCap Value Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.18%)			COMMON STOCKS (continued)
Aerospace & Defense (0.73%)			Commercial Banks (12.08%)
Esterline Technologies Corp (a)	71,770 $	3,022	Bancfirst Corp	48,410 $	1,748
			Banco Latinoamericano de Comercio
Aerospace & Defense Equipment (1.21%)			Exterior SA	184,630	2,605
Moog Inc (a)	72,110	1,801	Bank of the Ozarks Inc	82,901	1,886
Triumph Group Inc	68,060	3,186	City Holding Co	119,024	3,639

		4,987	Community Bank System Inc	153,630	2,859

			Community Trust Bancorp Inc	120,781	2,974
Airlines (0.36%)
JetBlue Airways Corp (a)	296,620	1,471	CVB Financial Corp	255,320	2,045
			First Community Bancshares Inc/VA	216,060	2,515
Apparel Manufacturers (0.61%)			First Financial Bankshares Inc	39,710	1,924
G-III Apparel Group Ltd (a)	156,020	2,498	FirstMerit Corp	206,496	3,913
			FNB Corp/PA	211,300	1,496
Applications Software (0.54%)			Great Southern Bancorp Inc	135,430	3,104
Quest Software Inc (a)	132,680	2,225	Independent Bank Corp/Rockland MA	128,470	2,732
			Prosperity Bancshares Inc	97,890	3,503
Auto/Truck Parts & Equipment - Original (0.66%)
			Renasant Corp	144,910	2,121
Modine Manufacturing Co	66,974	690
			Republic Bancorp Inc/KY	99,630	1,832
Tenneco Inc (a)	149,160	2,031

			Southside Bancshares Inc	70,990	1,476
		2,721

			Tompkins Financial Corp	23,833	1,034
Batteries & Battery Systems (0.65%)			Trustmark Corp	135,770	2,573
EnerSys (a)	121,330	2,681	United Community Banks Inc/GA (a)	454,900	1,847
			Wilshire Bancorp Inc	295,280	2,079

Building - Heavy Construction (1.30%)
					49,905

Granite Construction Inc	66,510	1,899
Sterling Construction Co Inc (a)	136,330	2,199	Commercial Services (0.50%)
Tutor Perini Corp (a)	72,100	1,273	PHH Corp (a)	126,650	2,047

		5,371

			Commercial Services - Finance (0.40%)
Building - Maintenance & Service (0.55%)			Global Cash Access Holdings Inc (a)	261,830	1,657
ABM Industries Inc	120,000	2,254
			Computer Services (0.59%)
Building - Residential & Commercial (0.33%)			CACI International Inc (a)	51,310	2,443
Ryland Group Inc	73,940	1,372
			Computer Software (0.41%)
Building & Construction - Miscellaneous (0.75%)			Double-Take Software Inc (a)	182,510	1,692
Insituform Technologies Inc (a)	146,710	3,110
			Consumer Products - Miscellaneous (1.06%)
Building & Construction Products -			Central Garden and Pet Co - A Shares (a)	220,950	2,090
Miscellaneous (0.37%)			Helen of Troy Ltd (a)	100,240	2,290

Louisiana-Pacific Corp (a)	290,820	1,527
					4,380

Chemicals - Diversified (1.25%)			Containers - Metal & Glass (0.51%)
Innophos Holdings Inc	123,610	2,392	Silgan Holdings Inc	38,810	2,086
Olin Corp	180,790	2,761

		5,153	Containers - Paper & Plastic (0.61%)

			Rock-Tenn Co	57,460	2,517
Chemicals - Specialty (1.60%)
Arch Chemicals Inc	70,089	1,941	Distribution & Wholesale (0.79%)
HB Fuller Co	107,420	2,053	Beacon Roofing Supply Inc (a)	129,300	1,857
Sensient Technologies Corp	103,460	2,616	Core-Mark Holding Co Inc (a)	51,900	1,420

		6,610			3,277

See accompanying notes

420

Schedule of Investments SmallCap Value Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations (2.18%)			Finance - Other Services (0.39%)
Actuant Corp	108,290 $	1,690	BGC Partners Inc	334,840 $	1,617
Ameron International Corp	30,670	1,809
AO Smith Corp	57,770	2,289	Financial Guarantee Insurance (0.53%)
AZZ Inc (a)	39,900	1,367	Assured Guaranty Ltd	131,240	2,176
Koppers Holdings Inc	70,620	1,845

			Food - Canned (0.94%)
		9,000

			Seneca Foods Corp (a)	64,870	1,796
Electric - Integrated (2.98%)			TreeHouse Foods Inc (a)	56,030	2,096

Avista Corp	162,830	3,087			3,892

Central Vermont Public Service Corp	98,000	1,900
			Food - Wholesale & Distribution (0.66%)
Empire District Electric Co/The	123,950	2,239
			Fresh Del Monte Produce Inc (a)	124,650	2,706
NorthWestern Corp	95,310	2,302
UIL Holdings Corp	108,740	2,792	Gas - Distribution (2.11%)

		12,320	New Jersey Resources Corp	73,940	2,603

Electronic Components - Miscellaneous (1.49%)			Northwest Natural Gas Co	58,060	2,427
CTS Corp	231,480	2,074	South Jersey Industries Inc	48,630	1,716
OSI Systems Inc (a)	102,960	2,021	WGL Holdings Inc	59,710	1,974

Plexus Corp (a)	81,420	2,060			8,720

		6,155	Golf (0.34%)

Electronic Components - Semiconductors (0.29%)			Callaway Golf Co	207,360	1,418
DSP Group Inc (a)	208,800	1,207
			Identification Systems - Development (0.43%)
Electronic Design Automation (0.44%)			Checkpoint Systems Inc (a)	130,010	1,764
Cogo Group Inc (a)	327,300	1,836
			Instruments - Controls (0.58%)
Engineering - Research & Development Services (0.65%)			Watts Water Technologies Inc	84,050	2,374
EMCOR Group Inc (a)	113,990	2,692
			Instruments - Scientific (0.60%)
Engines - Internal Combustion (0.51%)			FEI Co (a)	104,190	2,481
Briggs & Stratton Corp	112,280	2,100
			Internet Infrastructure Software (0.58%)
Enterprise Software & Services (1.52%)			TIBCO Software Inc (a)	275,620	2,412
JDA Software Group Inc (a)	95,410	1,893
Mantech International Corp (a)	49,537	2,173	Investment Companies (1.01%)
			Hercules Technology Growth Capital Inc	244,170	2,290
SYNNEX Corp (a)	86,610	2,228

			PennantPark Investment Corp	241,926	1,870

		6,294

					4,160

Environmental Consulting & Engineering (0.51%)
Tetra Tech Inc (a)	81,150	2,088	Investment Management & Advisory Services (0.50%)
			Calamos Asset Management Inc	193,590	2,052
Finance - Consumer Loans (0.65%)
World Acceptance Corp (a)	107,100	2,687	Lasers - Systems & Components (0.54%)
			Cymer Inc (a)	65,480	2,242
Finance - Investment Banker & Broker (2.80%)
E*Trade Financial Corp (a)	1,547,610	2,260	Life & Health Insurance (1.14%)
			Delphi Financial Group Inc	119,020	2,583
Evercore Partners Inc - Class A	95,120	3,105
			FBL Financial Group Inc	104,700	2,109

Investment Technology Group Inc (a)	96,170	2,074
Knight Capital Group Inc (a)	96,690	1,629			4,692

Piper Jaffray Cos (a)	53,460	2,480	Machinery - Electrical (0.55%)

		11,548	Regal-Beloit Corp	48,440	2,271

See accompanying notes

421

Schedule of Investments SmallCap Value Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - General Industry (0.32%)			Physical Therapy & Rehabilitation Centers
Twin Disc Inc	140,440$	1,319	(continued)
			RehabCare Group Inc (a)	94,830 $	1,778

Medical - Biomedical/Gene (0.54%)					2,720

Incyte Corp (a)	381,510	2,247	Private Corrections (0.62%)
			Cornell Cos Inc (a)	111,390	2,544
Medical - Generic Drugs (0.41%)
Par Pharmaceutical Cos Inc (a)	80,310	1,684	Property & Casualty Insurance (1.67%)
			American Physicians Capital Inc	71,686	2,026
Medical - HMO (0.49%)
			Amerisafe Inc (a)	161,660	2,997
Magellan Health Services Inc (a)	63,590	2,043
			Harleysville Group Inc	59,969	1,879

Medical - Outpatient & Home Medical Care (0.57%)					6,902

Amedisys Inc (a)	59,580	2,371	Publishing - Books (0.51%)
			Scholastic Corp	84,300	2,097
Medical Products (0.50%)
Cantel Medical Corp (a)	129,180	2,075	Recreational Centers (0.45%)
			Life Time Fitness Inc (a)	86,350	1,861
Metal - Aluminum (0.59%)
Kaiser Aluminum Corp	60,640	2,423	Reinsurance (1.89%)
			Argo Group International Holdings Ltd (a)	82,760	2,811
Metal Processors & Fabrication (0.56%)			Flagstone Reinsurance Holdings Ltd	204,510	2,239
LB Foster Co (a)	81,880	2,299	Platinum Underwriters Holdings Ltd	77,430	2,770

					7,820

Networking Products (0.54%)
3Com Corp (a)	435,324	2,238	REITS - Apartments (1.08%)
			American Campus Communities Inc	84,390	2,280
Office Supplies & Forms (0.64%)			Apartment Investment & Management Co	174,940	2,161

Ennis Inc	174,340	2,641			4,441

Oil - Field Services (1.29%)			REITS - Diversified (2.57%)
Hornbeck Offshore Services Inc (a)	106,960	2,600	DuPont Fabros Technology Inc	272,420	4,108
Oil States International Inc (a)	79,200	2,728	Entertainment Properties Trust	114,223	3,886

		5,328	PS Business Parks Inc	53,650	2,627

					10,621

Oil Company - Exploration & Production (3.65%)
Berry Petroleum Co	105,910	2,686	REITS - Manufactured Homes (0.30%)
Mariner Energy Inc (a)	190,830	2,431	Sun Communities Inc	71,910	1,254
Penn Virginia Corp	138,180	2,798
			REITS - Mortgage (0.91%)
Rosetta Resources Inc (a)	164,400	2,224
			Capstead Mortgage Corp	159,730	2,102
St Mary Land & Exploration Co	86,510	2,950
			MFA Mortgage Investments Inc	223,560	1,659

Swift Energy Co (a)	93,410	1,979

					3,761

		15,068

			REITS - Office Property (1.08%)
Oil Field Machinery & Equipment (0.70%)
			Corporate Office Properties Trust SBI MD	86,160	2,859
T-3 Energy Services Inc (a)	143,440	2,872
			Highwoods Properties Inc	57,800	1,591

Paper & Related Products (1.04%)					4,450

Domtar Corp (a)	61,180	2,563	REITS - Regional Malls (0.29%)
Glatfelter	163,900	1,732	CBL & Associates Properties Inc	144,880	1,182

		4,295

			REITS - Shopping Centers (1.45%)
Physical Therapy & Rehabilitation Centers (0.66%)
			Saul Centers Inc	89,370	2,749
Psychiatric Solutions Inc (a)	45,630	942

See accompanying notes

422

Schedule of Investments SmallCap Value Fund October 31, 2009

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Shopping Centers (continued)			Savings & Loans - Thrifts (continued)
Urstadt Biddle Properties Inc	220,079 $	3,251	Provident Financial Services Inc	171,430 $	1,843

		6,000			6,519

REITS - Storage (0.50%)			Semiconductor Component - Integrated Circuits (0.82%)
Extra Space Storage Inc	214,750	2,055	Micrel Inc	270,690	2,022
			Standard Microsystems Corp (a)	71,150	1,370

Rental - Auto & Equipment (0.50%)					3,392

Rent-A-Center Inc/TX (a)	111,600	2,049
			Silver Mining (0.32%)
Research & Development (0.25%)			Hecla Mining Co (a)	324,280	1,333
Parexel International Corp (a)	83,700	1,048
			Steel - Producers (0.41%)
Retail - Apparel & Shoe (2.57%)			Schnitzer Steel Industries Inc	39,620	1,713
AnnTaylor Stores Corp (a)	108,190	1,403
			Steel - Specialty (0.43%)
Dress Barn Inc (a)	123,290	2,225
			Universal Stainless & Alloy (a)	118,287	1,785
Finish Line Inc/The	249,090	2,526
Genesco Inc (a)	88,800	2,315
			Steel Pipe & Tube (0.07%)
Men's Wearhouse Inc	92,180	2,136	Northwest Pipe Co (a)	8,907	268

		10,605

Retail - Automobile (0.77%)			Telecommunication Equipment (0.84%)
America's Car-Mart Inc (a)	69,937	1,450	Anaren Inc (a)	117,810	1,722
Asbury Automotive Group Inc (a)	178,970	1,743	Arris Group Inc (a)	170,760	1,752

		3,193			3,474

Retail - Convenience Store (0.44%)			Telecommunication Equipment - Fiber Optics (0.58%)
Casey's General Stores Inc	40,670	1,282	Oplink Communications Inc (a)	162,640	2,412
Susser Holdings Corp (a)	45,638	543

			Telecommunication Services (0.46%)
		1,825

			Consolidated Communications Holdings Inc	136,510	1,887
Retail - Fabric Store (0.59%)
Jo-Ann Stores Inc (a)	92,250	2,456	Therapeutics (0.40%)
			Allos Therapeutics Inc (a)	291,440	1,647
Retail - Hair Salons (0.41%)
Regis Corp	105,247	1,709	Transport - Air Freight (0.50%)
			Atlas Air Worldwide Holdings Inc (a)	78,690	2,069
Retail - Pawn Shops (0.34%)
Cash America International Inc	46,370	1,403	Transport - Equipment & Leasing (0.61%)
			TAL International Group Inc	211,450	2,508
Retail - Perfume & Cosmetics (0.62%)
Sally Beauty Holdings Inc (a)	380,070	2,565	Transport - Services (0.56%)
			HUB Group Inc (a)	93,240	2,318
Retail - Restaurants (1.89%)
Bob Evans Farms Inc	78,350	2,058	Transport - Truck (0.89%)
Einstein Noah Restaurant Group Inc (a)	134,474	1,751	Marten Transport Ltd (a)	99,540	1,746
Ruby Tuesday Inc (a)	334,630	2,229	Old Dominion Freight Line Inc (a)	73,440	1,909

Sonic Corp (a)	188,530	1,763			3,655

		7,801	Wire & Cable Products (0.73%)

Savings & Loans - Thrifts (1.58%)			Fushi Copperweld Inc (a)	200,989	1,389
ESSA Bancorp Inc	173,600	2,078	Insteel Industries Inc	147,480	1,640

Flushing Financial Corp	121,061	1,359			3,029

OceanFirst Financial Corp	130,420	1,239	TOTAL COMMON STOCKS	$ 397,184

See accompanying notes

423

Schedule of Investments SmallCap Value Fund October 31, 2009

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Financial	36.00%

			Industrial	18.39%
REPURCHASE AGREEMENTS (3.59%)			Consumer, Cyclical	11.18%
Diversified Banking Institutions (3.59%)			Consumer, Non-cyclical	9.69%
Investment in Joint Trading Account; Bank			Basic Materials	5.64%
of America Repurchase Agreement; 0.06%			Energy	5.63%
dated 10/30/09 maturing 11/02/09			Utilities	5.10%
(collateralized by Sovereign Agency			Technology	4.62%
Issues; $3,781,000; 0.00% - 5.75%; dated			Communications	3.52%
11/02/09 - 07/15/32)	$ 3,707$	3,707	Other Assets in Excess of Liabilities, Net	0.23%

Investment in Joint Trading Account; Credit			TOTAL NET ASSETS	100.00%

Suisse Repurchase Agreement; 0.06%
dated 10/30/09 maturing 11/02/09
(collateralized by US Treasury Notes;
$3,781,000; 1.38% - 2.00%; dated
02/28/10 - 09/15/12)	3,706	3,706
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $3,781,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	3,707	3,707
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.06% dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency
Issues; $3,781,000; 0.88% - 4.75%; dated
12/10/10 - 07/01/19)	3,707	3,707

		14,827

TOTAL REPURCHASE AGREEMENTS	$ 14,827

Total Investments	$ 412,011
Other Assets in Excess of Liabilities, Net - 0.23%		967

TOTAL NET ASSETS - 100.00%	$ 412,978

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 32,512
Unrealized Depreciation	(43,122)

Net Unrealized Appreciation (Depreciation)	(10,610)
Cost for federal income tax purposes	422,621
All dollar amounts are shown in thousands (000's)

See accompanying notes

424

Schedule of Investments Tax-Exempt Bond Fund October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

MUNICIPAL BONDS (106.95%)			MUNICIPAL BONDS (continued)
Alabama (1.01%)			California (continued)
Auburn University			California Statewide Communities
5.00%, 6/ 1/2038	$ 1,500 $	1,530	Development Authority (continued)
Courtland Industrial Development Board/AL			6.63%, 11/15/2024	$ 500 $	529
5.20%, 6/ 1/2025	1,250	1,106	6.63%, 8/ 1/2029	1,000	1,091

		2,636	City of Vernon CA

			5.13%, 8/ 1/2021	1,000	1,026
Alaska (4.46%)
			Foothill Eastern Transportation Corridor
Alaska International Airports System AMBAC			Agency/CA MBIA
5.25%, 10/ 1/2027	4,500	5,015	0.00%, 1/15/2018 (b)	2,000	1,154
Borough of Matanuska-Susitna AK			Golden State Tobacco Securitization Corp/CA
5.50%, 9/ 1/2023	1,500	1,684	4.50%, 6/ 1/2027	1,240	1,070
City of Anchorage AK			5.00%, 6/ 1/2045	1,000	856
6.38%, 1/ 1/2020	2,000	2,078
			5.75%, 6/ 1/2047	1,660	1,220
City of Anchorage AK MBIA
			Hesperia Public Financing Authority/CA XLCA
6.50%, 12/ 1/2013	1,235	1,435
			5.00%, 9/ 1/2031	1,000	839
Northern TOB Securitization Corp/AK
			Jurupa Unified School District FGIC
4.63%, 6/ 1/2023	810	741
			5.13%, 8/ 1/2022	2,700	2,742
5.00%, 6/ 1/2046	1,000	661

			Lancaster Redevelopment Agency/CA
		11,614	6.50%, 8/ 1/2029	580	608

Arizona (3.14%)			Los Angeles Department of Water & Power
Arizona State Transportation Board			5.25%, 7/ 1/2038 (a)	1,000	1,052
5.00%, 7/ 1/2026 (a)	1,500	1,614	Los Angeles Harbor Department
Arizona State University			5.00%, 8/ 1/2031	1,240	1,279
5.25%, 9/ 1/2024	1,090	1,125	Los Angeles Unified School District/CA
Goodyear McDowell Road Commercial			5.00%, 7/ 1/2029	1,000	1,031
Corridor Agency AMBAC			Morongo Band of Mission Indians
5.25%, 1/ 1/2032	750	720	6.50%, 3/ 1/2028 (c)(d)	500	434
Maricopa County Pollution Control Corp/AZ			Poway Unified School District
6.00%, 5/ 1/2029	500	518	0.00%, 8/ 1/2023 (b)	1,250	605
Navajo County Pollution Control Corp/AZ			0.00%, 8/ 1/2026 (b)	1,275	483
5.75%, 6/ 1/2034	1,000	1,022	Quechan Indian Tribe of Fort Yuma
Phoenix Civic Improvement Corp			7.00%, 12/ 1/2027	200	156
5.00%, 7/ 1/2034	1,000	1,031	Rancho Mirage Joint Powers Financing
Pima County Industrial Development Authority			Authority/CA
6.25%, 6/ 1/2026	160	132	5.00%, 7/ 1/2047	1,000	895
6.00%, 6/ 1/2036	160	112	Richmond Joint Powers Financing Authority/CA
5.75%, 7/ 1/2036	100	79	6.25%, 7/ 1/2024	1,000	1,035
6.55%, 12/ 1/2037	300	279	San Joaquin Hills Transportation Corridor
			Agency/CA MBIA
Salt River Project Agricultural Improvement &			0.00%, 1/15/2034 (b)	7,000	1,165
Power District
5.00%, 1/ 1/2039	1,500	1,545	State of California

			5.25%, 11/ 1/2025	2,000	2,035
		8,177

			5.75%, 4/ 1/2031	675	693
California (12.49%)			Tobacco Securitization Authority of Northern
Bay Area Toll Authority			California/CA
5.00%, 4/ 1/2034 (a)	2,500	2,555	5.38%, 6/ 1/2038	1,000	782
5.00%, 4/ 1/2039 (a)	1,000	1,014	Tobacco Securitization Authority of Southern
Beverly Hills Unified School District/CA			California/CA
0.00%, 8/ 1/2027 (b)	3,000	1,223	5.00%, 6/ 1/2037	1,000	749
California State Public Works Board			University of California
5.00%, 4/ 1/2030	1,175	1,062	5.75%, 5/15/2023 (a)	930	1,062
California Statewide Communities			5.75%, 5/15/2025 (a)	1,380	1,564

Development Authority					32,539

6.25%, 11/15/2019	500	530

See accompanying notes

425

Schedule of Investments Tax-Exempt Bond Fund October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

MUNICIPAL BONDS (continued)			MUNICIPAL BONDS (continued)
Colorado (2.24%)			Florida (continued)
City of Colorado Springs CO FSA			Miami-Dade County School Board
5.25%, 12/15/2022	$ 3,000 $	3,146	5.25%, 5/ 1/2028	$ 2,000 $	2,071
Colorado Health Facilities Authority FSA			Orange County Health Facilities Authority
5.20%, 3/ 1/2031	1,000	1,007	6.00%, 11/15/2022	1,000	1,002
Lincoln Park Metropolitan District/CO			Orange County Housing Finance Authority
6.20%, 12/ 1/2037	500	465	7.00%, 10/ 1/2025 (c)	500	516
Platte River Power Authority/CO			Orlando Utilities Commission
5.00%, 6/ 1/2026	1,135	1,221	6.00%, 10/ 1/2010	5,000	5,241

		5,839	Seminole Indian Tribe of Florida

			5.75%, 10/ 1/2022 (c)(d)	250	242
Connecticut (0.48%)
			Tolomato Community Development District
State of Connecticut ACA			6.55%, 5/ 1/2027	300	241
6.60%, 7/ 1/2024	1,500	1,239
			6.65%, 5/ 1/2040	300	229

District of Columbia (2.47%)			Wentworth Estates Community Development
			District
District of Columbia
			5.63%, 5/ 1/2037	155	75
6.38%, 10/ 1/2034	1,000	1,057
			West Villages Improvement District
District of Columbia Income Tax Revenue
			5.50%, 5/ 1/2037	160	78

MBIA
5.00%, 12/ 1/2024 (a)	715	777			17,431

District of Columbia Income Tax Revenue			Georgia (1.72%)
MBIA-IBC			City of Atlanta GA
5.00%, 12/ 1/2023 (a)	1,785	1,948	6.00%, 11/ 1/2027	1,000	1,051
District of Columbia Water & Sewer Authority			Monroe County Development Authority/GA
FSA			MBIA
5.50%, 10/ 1/2017	500	581	6.75%, 1/ 1/2010	3,410	3,442

5.50%, 10/ 1/2041	2,000	2,074			4,493

		6,437

			Hawaii (0.85%)
Florida (6.69%)			City & County of Honolulu HI
Amelia Walk Community Development District			6.00%, 1/ 1/2012	1,270	1,402
5.50%, 5/ 1/2037	100	51	6.00%, 1/ 1/2012	730	808

Bay Laurel Center Community Development					2,210

District
5.45%, 5/ 1/2037	475	332	Idaho (1.41%)
City of Port St Lucie FL ASSURED GTY			Idaho Health Facilities Authority
5.00%, 9/ 1/2035	1,000	1,018	6.65%, 2/15/2021 (c)	2,000	2,636
City of Port St Lucie FL MBIA			Idaho Housing & Finance Association/ID
5.00%, 7/ 1/2033	500	442	5.85%, 7/ 1/2036	1,000	1,048

County of Alachua FL					3,684

5.88%, 11/15/2042	150	114
			Illinois (9.75%)
County of Miami-Dade FL ASSURED GTY
5.25%, 10/ 1/2033	2,000	1,949	Chicago O'Hare International Airport/IL
			AGC-ICC MBIA
Escambia County Health Facilities Authority			5.25%, 1/ 1/2025 (a)	2,250	2,341
AMBAC
5.95%, 7/ 1/2020	85	86	City of Chicago IL
			7.46%, 2/15/2026	250	230
Florida Housing Finance Corporation
6.50%, 7/ 1/2036	900	900	5.50%, 1/ 1/2038	1,000	1,067
Florida State Board of Education FGIC			City of Chicago IL ASSURED GTY
5.25%, 7/ 1/2017	800	818	5.25%, 1/ 1/2025 (a)	2,000	2,160
Hillsborough County Port District MBIA			City of Chicago IL FSA
5.38%, 6/ 1/2027	1,000	988	5.75%, 1/ 1/2020 (a)	5,230	5,409
Miami-Dade County Educational Facilities			City of Chicago IL GNMA/FNMA/FHLMC
Authority/FL			6.30%, 9/ 1/2029	380	386
5.50%, 4/ 1/2038	1,000	1,038	City of United City of Yorkville IL
			5.75%, 3/ 1/2028	500	407

See accompanying notes

426

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

MUNICIPAL BONDS (continued)			MUNICIPAL BONDS (continued)
Illinois (continued)			Iowa (continued)
City of United City of Yorkville IL (continued)			Tobacco Settlement Authority of Iowa/IA
6.00%, 3/ 1/2036	$ 615 $	429	5.50%, 6/ 1/2042	$ 1,000 $	726

Huntley Special Service Area No 10/IL					3,938

ASSURED GTY
5.10%, 3/ 1/2029	1,000	1,016	Kansas (1.84%)
Illinois Finance Authority			City of Lenexa KS
7.00%, 2/15/2018	720	861	5.50%, 5/15/2039	1,000	716
5.38%, 8/15/2024	500	526	City of Manhattan KS
			5.00%, 5/15/2024	500	401
6.00%, 5/15/2025	500	429
			5.00%, 5/15/2036	300	209
5.00%, 8/15/2026	160	129
			Kansas Development Finance Authority
5.75%, 8/15/2030	1,000	1,076
			5.50%, 11/15/2029	1,000	1,026
5.10%, 8/15/2031	505	386
			Sedgwick & Shawnee Counties KS
6.25%, 11/15/2035	1,000	1,034	GNMA/FNMA
5.50%, 8/ 1/2037	1,000	909	5.65%, 6/ 1/2037	1,350	1,373
5.75%, 11/15/2037	1,500	1,494	Wyandotte County-Kansas City Unified
6.00%, 3/ 1/2038	1,000	1,057	Government
			5.00%, 9/ 1/2029	1,000	1,057

6.50%, 11/ 1/2038	1,000	1,099
					4,782

7.25%, 11/ 1/2038	1,000	1,111
0.25%, 1/ 1/2048	500	500	Kentucky (2.48%)
Village of Bartlett IL			Kentucky Economic Development Finance
5.60%, 1/ 1/2023	300	232	Authority/KY
Village of Bolingbrook IL			5.38%, 8/15/2024	1,000	1,064
6.25%, 1/ 1/2024 (e)	500	223	5.63%, 8/15/2027	1,000	1,067
Village of Gilberts IL			Kentucky Economic Development Finance
5.38%, 3/ 1/2016	500	277	Authority/KY ASSURED GTY
			6.00%, 12/ 1/2033	1,000	1,069
Village of Pingree Grove IL
5.25%, 3/ 1/2015	400	349	Kentucky State Property & Buildings
			Commission/KY
6.00%, 3/ 1/2036	133	102	5.25%, 2/ 1/2025	1,000	1,077
Volo Village Special Service Area No 3			Louisville/Jefferson County Metropolitan
6.00%, 3/ 1/2036	250	179	Government

		25,418	5.25%, 10/ 1/2036	665	636

Indiana (2.55%)			Paducah Electric Plant Board
			5.25%, 10/ 1/2035	1,500	1,545

Indiana Finance Authority
5.38%, 11/ 1/2032	1,000	1,000			6,458

Indiana Municipal Power Agency/IN			Louisiana (0.82%)
6.00%, 1/ 1/2039	1,000	1,073	Louisiana Public Facilities Authority
Indiana Municipal Power Agency/IN MBIA			0.00%, 12/ 1/2019 (b)	1,500	1,012
6.13%, 1/ 1/2013	4,230	4,580	New Orleans Aviation Board/LA

		6,653	6.00%, 1/ 1/2023	1,000	1,117

Iowa (1.51%)					2,129

City of Altoona IA			Maryland (1.55%)
5.75%, 6/ 1/2031	1,200	1,193	City of Baltimore MD
City of Sibley IA			6.50%, 10/ 1/2011	2,000	2,000
6.00%, 12/ 1/2037	125	100	County of Howard MD
County of Pottawattamie IA			5.25%, 4/ 1/2037	500	351
5.75%, 5/15/2026	385	298	County of Prince George's MD
Iowa Finance Authority			5.20%, 7/ 1/2034	600	485
5.75%, 11/15/2024	400	336	Maryland Community Development
State of Iowa			Administration
5.00%, 6/ 1/2027	1,200	1,285	5.05%, 9/ 1/2032	1,000	1,010

See accompanying notes

427

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

MUNICIPAL BONDS (continued)			MUNICIPAL BONDS (continued)
Maryland (continued)			Missouri (continued)
Maryland Health & Higher Educational			City of Carthage MO
Facilities Authority			5.88%, 4/ 1/2030	$ 160 $	133
5.25%, 1/ 1/2027	$ 250 $	200	6.00%, 4/ 1/2038	750	590

		4,046	City of Fenton MO

Massachusetts (2.91%)			7.00%, 10/ 1/2021	575	644
Massachusetts Bay Transportation Authority			City of Kansas City MO
5.25%, 7/ 1/2028	2,000	2,329	5.25%, 3/ 1/2018	200	194
Massachusetts Development Finance Agency			5.40%, 6/ 1/2024	120	99
6.38%, 7/ 1/2029	800	707	City of Maryland Heights MO
5.75%, 11/15/2042	500	344	5.50%, 9/ 1/2018	230	217
5.75%, 12/ 1/2042	1,000	1,051	Missouri Development Finance Board Bank of
			America
Massachusetts Health & Educational Facilities			0.22%, 6/ 1/2037	800	800
Authority
6.00%, 7/ 1/2031	200	223	Missouri Joint Municipal Electric Utility
			Commission MBIA
6.00%, 7/ 1/2031	800	817	5.00%, 1/ 1/2024	1,500	1,463
Massachusetts Health & Educational Facilities			St Louis County Industrial Development
Authority GO OF UNIV			Authority
5.00%, 7/ 1/2038	1,000	1,051	6.38%, 12/ 1/2030	500	423

Massachusetts State College Building Authority					5,728

5.50%, 5/ 1/2039	1,000	1,048

		7,570	Nebraska (1.83%)

			Municipal Energy Agency/NE
Michigan (3.64%)			5.13%, 4/ 1/2029	1,000	1,068
City of Detroit MI			Omaha Public Power District
5.00%, 7/ 1/2026	1,000	1,011	6.15%, 2/ 1/2012	1,510	1,606
7.00%, 7/ 1/2027	1,500	1,829	5.50%, 2/ 1/2039	1,000	1,060
Kent Hospital Finance Authority/MI			University of Nebraska
5.50%, 1/15/2047	500	535	5.25%, 7/ 1/2039	1,000	1,035

Michigan Strategic Fund					4,769

5.45%, 9/ 1/2029	2,000	2,002
Michigan Strategic Fund XLCA			Nevada (1.28%)
5.45%, 12/15/2032	1,000	926	City of Reno NV
Michigan Tobacco Settlement Finance Authority			5.25%, 6/ 1/2037	1,260	1,122
6.00%, 6/ 1/2048	4,000	3,040	County of Clark NV
Summit Academy North			5.90%, 11/ 1/2032	160	155
5.00%, 11/ 1/2015	160	133	Nevada Housing Division/NV

		9,476	GNMA/FNMA/FHLMC

			5.88%, 4/ 1/2038	960	1,000
Minnesota (0.87%)			State of Nevada
City of Inver Grove Heights MN			5.00%, 6/ 1/2022 (a)	1,000	1,069

5.50%, 10/ 1/2033	500	405			3,346

City of Minneapolis MN
6.75%, 11/15/2032	500	558	New Hampshire (1.09%)
6.50%, 11/15/2038	1,000	1,126	New Hampshire Business Finance Authority/NH
			7.13%, 7/ 1/2027 (e)	750	802
City of North Oaks MN
6.00%, 10/ 1/2027	100	90	New Hampshire Health & Education Facilities
			Authority FSA
City of Pine City MN			5.50%, 8/ 1/2027	2,000	2,036

6.25%, 5/ 1/2035	100	85

					2,838

		2,264

			New Jersey (2.90%)
Missouri (2.20%)
			New Jersey Economic Development Authority
Cape Girardeau County Industrial Development			5.13%, 7/ 1/2025	160	132
Authority/MO
5.63%, 6/ 1/2027	160	153	5.75%, 4/ 1/2031	1,000	749
5.50%, 6/ 1/2034	1,000	1,012	5.50%, 6/15/2031	1,000	924

See accompanying notes

428

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

MUNICIPAL BONDS (continued)			MUNICIPAL BONDS (continued)
New Jersey (continued)			Ohio (continued)
New Jersey Economic Development Authority			Ohio St Higher Educational Facility
(continued)			Commission
5.00%, 9/ 1/2034	$ 1,000 $	1,018	6.75%, 1/15/2039	$ 1,000 $	1,070
New Jersey Health Care Facilities Financing			Ohio State University
Authority			5.13%, 12/ 1/2031	1,000	1,034

5.75%, 7/ 1/2037	1,750	1,696			9,706

New Jersey St Housing & Mortgage Finance
Agency			Oklahoma (0.09%)
6.38%, 10/ 1/2028	975	1,076	Oklahoma Housing Finance Agency GNMA
Tobacco Settlement Financing Corp/NJ			8.00%, 8/ 1/2018	95	103
4.75%, 6/ 1/2034	1,000	696	Weatherford Hospital Authority
5.00%, 6/ 1/2041	1,895	1,272	6.00%, 5/ 1/2025	160	138

		7,563			241

New Mexico (0.55%)			Oregon (0.80%)
New Mexico Hospital Equipment Loan			Oregon State Department of Administrative
Council/NM			Services/OR
5.00%, 8/ 1/2039	1,500	1,439	5.25%, 4/ 1/2026	1,500	1,656
			Oregon State Housing & Community Services
New York (4.59%)			Department/OR
East Rochester Housing Authority/NY			5.65%, 7/ 1/2028	440	431

5.50%, 8/ 1/2033	160	125			2,087

Metropolitan Transportation Authority			Pennsylvania (1.46%)
5.25%, 11/15/2030	1,500	1,579	Allegheny County Hospital Development
New York City Industrial Development Agency			Authority
6.25%, 3/ 1/2015	1,000	995	5.00%, 11/15/2028	500	396
6.13%, 1/ 1/2029	1,000	1,147	Fulton County Industrial Development Authority
New York City Transitional Finance Authority			5.90%, 7/ 1/2040	160	134
5.25%, 1/15/2039	2,000	2,077	Pennsylvania Economic Development
New York State Dormitory Authority			Financing Authority
5.00%, 10/ 1/2023	2,000	2,147	5.00%, 12/ 1/2042	750	793
New York State Thruway Authority			Pennsylvania Turnpike Commission
5.00%, 3/15/2026 (a)	1,480	1,596	5.00%, 6/ 1/2039	1,500	1,456
Port Authority of New York & New Jersey			Philadelphia Redevelopment Authority FGIC
FGIC			5.50%, 4/15/2017	1,000	1,037

5.00%, 10/ 1/2035 (a)	2,250	2,295			3,816

		11,961

			Puerto Rico (0.40%)
Ohio (3.72%)			Puerto Rico Sales Tax Financing Corp
Buckeye Tobacco Settlement Financing			5.00%, 8/ 1/2039	1,000	1,039
Authority
5.13%, 6/ 1/2024	1,000	887	South Carolina (1.28%)
5.38%, 6/ 1/2024	1,750	1,594	South Carolina Educational Facilities
5.75%, 6/ 1/2034	500	419	Authority/SC
			0.21%, 10/ 1/2039	1,000	1,000
County of Adams OH
6.25%, 9/ 1/2020	1,000	807	South Carolina Jobs-Economic Development
			Authority AMBAC
County of Cuyahoga OH
			5.20%, 11/ 1/2027	1,000	1,026
7.50%, 1/ 1/2030	1,000	1,018
			South Carolina Jobs-Economic Development
County of Montgomery OH
			Authority ASSURED GTY
6.25%, 11/15/2033	1,310	1,373	5.38%, 2/ 1/2029	1,000	1,036
Ohio Housing Finance Agency/OH			Tobacco Settlement Revenue Management
5.20%, 9/ 1/2029	1,000	1,027	Authority
Ohio Housing Finance Agency/OH			5.00%, 6/ 1/2018	275	275

GNMA/FNMA/FHLMC					3,337

5.40%, 3/ 1/2033	470	477

See accompanying notes

429

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

MUNICIPAL BONDS (continued)			MUNICIPAL BONDS (continued)
Tennessee (2.13%)			Texas (continued)
Chattanooga Health Educational & Housing			Tarrant County Cultural Education Facilities
Facility Board/TN			Finance Corp
5.50%, 10/ 1/2020	$ 480 $	424	6.25%, 7/ 1/2028	$ 1,000 $	1,092
Johnson City Health & Educational Facilities			6.13%, 11/15/2029 (f)	1,000	982
Board			Texas A&M University
7.50%, 7/ 1/2033	1,000	1,134	5.00%, 5/15/2027	1,000	1,073
5.50%, 7/ 1/2036	375	362	Texas State Transportation Commission
Shelby County Health Educational & Housing			5.00%, 4/ 1/2020	1,000	1,091

Facilities Board					19,809

5.63%, 9/ 1/2026	500	467
Tennessee Housing Development Agency/TN			Utah (1.89%)
GO OF AGY			Utah Housing Corp
5.70%, 7/ 1/2031	355	356	5.75%, 7/ 1/2036	965	988
4.85%, 1/ 1/2032	2,925	2,817	5.25%, 10/ 1/2039 (a)	4,000	3,935

		5,560			4,923

Texas (7.60%)			Virginia (0.74%)
Austin TX Convention Enterprises Inc/TX			Lexington Industrial Development Authority
5.75%, 1/ 1/2034 (c)(d)	500	383	5.38%, 1/ 1/2028	750	600
City of Houston TX AMBAC			Washington County Industrial Development
5.75%, 9/ 1/2015	1,000	1,041	Authority/VA
City of Houston TX FSA			7.50%, 7/ 1/2029	750	856
5.75%, 3/ 1/2015	85	89	White Oak Village Shops Community
County of Harris TX			Development Authority
5.00%, 8/15/2032 (a)	1,500	1,552	5.30%, 3/ 1/2017	500	483

Dallas County Flood Control District					1,939

6.75%, 4/ 1/2016	230	244	Washington (2.97%)
Dallas-Fort Worth International Airport			FYI Properties
Facilities Improvement Corp BHAC-CR			5.50%, 6/ 1/2039	1,000	1,046
FGIC
5.50%, 11/ 1/2031	1,500	1,507	State of Washington
			6.40%, 6/ 1/2017	3,000	3,585
Dallas-Fort Worth International Airport
Facilities Improvement Corp MBIA			Washington Health Care Facilities Authority
6.00%, 11/ 1/2023	500	500	FSA
			5.50%, 8/15/2038	1,000	1,020
El Paso County Hospital District/TX
ASSURED GTY			Washington Health Care Facilities
5.00%, 8/15/2037	1,000	1,014	Authority/WA
			7.38%, 3/ 1/2038	1,000	1,101
McLennan County Public Facility Corp
6.63%, 6/ 1/2035	1,000	1,089	Washington Higher Education Facilities
			Authority/WA
Metro Health Facilities Development Corp/TX			5.63%, 10/ 1/2040 (f)	1,000	976

7.20%, 1/ 1/2021	1,100	1,078
					7,728

North Central Texas Health Facility
Development Corp AMBAC			West Virginia (1.05%)
5.25%, 8/15/2032	1,000	1,003	County of Harrison WV
North Texas Health Facilities Development			6.88%, 4/15/2022	2,500	2,501
Corp/TX FSA			County of Ohio WV
5.00%, 9/ 1/2024	1,000	993	5.85%, 6/ 1/2034	250	226

5.00%, 9/ 1/2032	2,000	1,921			2,727

North Texas Tollway Authority
5.63%, 1/ 1/2033	1,000	1,020	Wisconsin (3.50%)
5.75%, 1/ 1/2033	1,000	1,017	City of Superior WI
			5.38%, 11/ 1/2021	750	751
Sea Breeze
6.50%, 1/ 1/2046	100	79	County of Milwaukee WI FSA
			5.25%, 12/ 1/2025	4,000	4,009
Spring Independent School District/TX
5.00%, 8/15/2034	1,000	1,041	State of Wisconsin
			5.38%, 5/ 1/2025	1,000	1,088

See accompanying notes

430

Schedule of Investments Tax-Exempt Bond Fund October 31, 2009

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Revenue	60.32%

			Insured	30.13%
MUNICIPAL BONDS (continued)			Prerefunded	7.90%
Wisconsin (continued)			General Obligation	5.51%
Wisconsin Health & Educational Facilities			Revenue - Special Tax	1.62%
Authority			Tax Allocation	1.06%
6.00%, 8/15/2019	$ 600 $	599	Certificate Participation	0.41%
			Liability for Floating Rate Notes Issued	(7.40%)
5.65%, 6/ 1/2026	500	423	Other Assets in Excess of Liabilities, Net	0.45%

6.38%, 2/15/2029	500	538	TOTAL NET ASSETS	100.00%

6.63%, 2/15/2039	720	772
Wisconsin Housing & Economic Development
Authority/WI GO OF AUTH
4.75%, 9/ 1/2033	1,000	929

		9,109

TOTAL MUNICIPAL BONDS	$ 278,698

Total Investments		278,698
LIABILITY FOR FLOATING RATE NOTES ISSUED IN
CONJUNCTION WITH SECURITIES HELD (-7.40%)
Notes with interest rates ranging from 0.19%
to 0.57% at October 31, 2009 and
contractual maturity of collateral from
2011-2039. (g)	(19,272)	(19,272)

Total Net Investments	$ 259,426
Other Assets in Excess of Liabilities, Net - 0.45%		1,161

TOTAL NET ASSETS - 100.00%	$ 260,587

(a)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See notes.

(b)	Non-Income Producing Security

(c)	Security is Illiquid

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,059 or 0.41% of net assets.

(e)	Variable Rate. Rate shown is in effect at October 31, 2009.

(f)	Security purchased on a when-issued basis.

(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at October 31, 2009.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 12,431
Unrealized Depreciation	(9,881)

Net Unrealized Appreciation (Depreciation)	2,550
Cost for federal income tax purposes	276,148
All dollar amounts are shown in thousands (000's)

See accompanying notes

431

Schedule of Investments
Ultra Short Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (12.58%)			BONDS (continued)
Airlines (0.14%)			Finance - Mortgage Loan/Banker (2.17%)
Delta Air Lines Inc			Fannie Mae
6.62%, 3/18/2011	$ 199 $	196	4.63%, 12/15/2009	$ 3,000 $	3,016

Asset Backed Securities (0.25%)			Home Equity - Other (0.09%)
John Deere Owner Trust			Countrywide Asset-Backed Certificates
1.13%, 7/ 2/2010	139	139	4.93%, 5/25/2032 (a)	167	124
JP Morgan Mortgage Acquisition Corp
0.32%, 3/25/2037 (a)	108	99	Home Equity - Sequential (0.05%)
Nomura Asset Acceptance Corp			Argent Securities Inc
0.46%, 1/25/2036 (a)(b)	517	104	4.60%, 1/25/2034 (a)	75	74

		342

			Medical Laboratory & Testing Service (0.29%)
Automobile Sequential (0.82%)			Roche Holdings Inc
Bank of America Auto Trust			1.39%, 11/25/2009 (a)(b)	400	400
0.67%, 7/15/2010 (b)	416	417
BMW Vehicle Lease Trust			Metal Processors & Fabrication (0.18%)
0.79%, 6/15/2010	80	79	Timken Co
Hyundai Auto Receivables Trust			5.75%, 2/15/2010	250	252
0.36%, 9/15/2010	645	645

		1,141	Mortgage Backed Securities (2.50%)

			ACT Depositor Corp
Cellular Telecommunications (0.29%)
			0.55%, 9/22/2041 (a)(b)(c)	352	35
Vodafone Group PLC
0.66%, 2/27/2012 (a)	400	398	American Home Mortgage Assets
			3.99%, 11/25/2035 (a)	201	107

Credit Card Asset Backed Securities (0.36%)			Banc of America Commercial Mortgage Inc
			0.19%, 7/10/2043 (a)(b)	6,108	60
Discover Card Master Trust I
0.48%, 5/15/2012 (a)	500	499	0.41%, 7/10/2046 (a)	6,910	89
			Citicorp Mortgage Securities Inc
Diversified Banking Institutions (2.36%)			5.50%, 12/25/2033	290	289
JP Morgan Chase & Co			Countrywide Alternative Loan Trust
2.63%, 12/ 1/2010	1,200	1,224	6.00%, 5/25/2036	14	14
Morgan Stanley			Countrywide Home Loan Mortgage Pass
2.90%, 12/ 1/2010	2,000	2,047	Through Trust

			3.59%, 7/25/2034 (a)	473	424
		3,271

			Credit Suisse First Boston Mortgage Securities
Diversified Financial Services (0.54%)			Corp
General Electric Capital Corp			0.44%, 8/15/2036 (a)(b)	5,050	21
0.35%, 1/20/2010 (a)	750	750	0.95%, 1/15/2037 (a)(b)	4,699	56
			0.65%, 7/15/2037 (b)	18,280	275
Electric - Integrated (0.36%)			First Republic Mortgage Loan Trust
Georgia Power Co			0.55%, 8/15/2032 (a)	221	194
0.84%, 3/17/2010 (a)	500	501	First Union National Bank Commercial
			Mortgage
Electronic Components - Miscellaneous (0.10%)			0.90%, 1/12/2043 (a)(b)	25,182	240
Sanmina-SCI Corp			Ginnie Mae
3.05%, 6/15/2010 (a)(b)	147	146	1.26%, 10/16/2012 (a)	4,873	140
			1.06%, 2/16/2047 (a)	9,103	431
Fiduciary Banks (0.36%)
			GMAC Commercial Mortgage Securities Inc
Bank of New York Mellon Corp/The			0.66%, 5/10/2043 (a)	10,198	118
0.87%, 2/ 5/2010 (a)	500	501
			Greenwich Capital Commercial Funding Corp
			0.29%, 12/10/2049 (a)(b)	16,424	179
Finance - Investment Banker & Broker (0.36%)
			GSC Capital Corp Mortgage Trust
Bear Stearns Cos LLC/The			0.50%, 2/25/2036 (a)(d)	198	45
0.56%, 11/28/2011 (a)	500	497

See accompanying notes

432

Schedule of Investments
Ultra Short Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Mortgage Backed Securities (continued)			OBLIGATIONS (continued)
Indymac Index Mortgage Loan Trust			Federal National Mortgage Association (FNMA)
			(continued)
4.45%, 3/25/2035 (a)	$ 374 $	102
			5.65%, 1/ 1/2036 (a)	$ 178 $	185

JP Morgan Mortgage Trust
					4,027

4.88%, 4/25/2035 (a)	93	90
6.01%, 10/25/2036 (a)	192	155	U.S. Treasury (16.64%)
Mastr Seasoned Securities Trust			3.25%, 12/31/2009	23,000	23,114
3.71%, 10/25/2032 (a)	65	61
Morgan Stanley Capital I			U.S. Treasury Bill (46.06%)
0.62%, 8/25/2046 (a)(b)	1,000	10	0.29%, 11/19/2009	10,000	10,000
Structured Asset Mortgage Investments Inc			0.24%, 1/ 7/2010	22,000	21,999
4.18%, 8/25/2035 (a)	141	96	0.25%, 2/11/2010	15,000	14,997
WaMu Mortgage Pass Through Certificates			0.46%, 4/ 8/2010	7,000	6,996
4.91%, 8/25/2035 (a)	257	242	0.33%, 9/23/2010	10,000	9,972

		3,473			63,964

Regional Banks (0.56%)
			TOTAL U.S. GOVERNMENT & GOVERNMENT
US Bancorp			AGENCY OBLIGATIONS	$ 91,105

0.88%, 2/ 4/2010 (a)	270	270
			SHORT TERM INVESTMENTS (17.70%)
Wells Fargo & Co
0.71%, 1/29/2010 (a)	500	501	Commercial Paper (17.70%)

		771	American Honda Finance Corp

			0.25%, 11/16/2009	$ 600 $	600
Retail - Drug Store (0.32%)			BASF SE
CVS Caremark Corp			0.40%, 11/23/2009 (b)	500	500
0.66%, 6/ 1/2010 (a)	450	450	BNP Paribas Finance
			0.48%, 11/10/2009	600	600
Rubber - Tires (0.18%)			CAFCO LLC
Goodyear Tire & Rubber Co/The			0.33%, 1/12/2010 (b)	600	600
5.01%, 12/ 1/2009 (a)	250	250	Calyon North America Inc
			0.32%, 12/ 7/2009	600	600
Telephone - Integrated (0.14%)			Charta Corp
Telefonica Emisiones SAU			0.24%, 1/21/2010 (b)	1,200	1,199
0.81%, 2/ 4/2013 (a)	200	196
			Corp Andina de Fomento
			0.68%, 6/21/2010 (b)	500	498
Transport - Rail (0.16%)
			CRC Funding LLC
CSX Corp			0.32%, 1/27/2010 (b)	600	600
4.88%, 11/ 1/2009	225	225

			0.38%, 4/ 5/2010	600	599
TOTAL BONDS	$ 17,473
			Danske Corp

U.S. GOVERNMENT & GOVERNMENT AGENCY			0.55%, 12/18/2009 (b)	600	599
OBLIGATIONS (65.60%)			0.42%, 2/ 1/2010 (b)	600	599
Federal National Mortgage Association (FNMA) (2.90%)			DnB NOR Bank ASA
3.17%, 6/ 1/2032 (a)	404	414	0.33%, 3/10/2010 (b)	1,200	1,199
3.48%, 6/ 1/2032 (a)	113	116	E. ON AG
5.01%, 8/ 1/2032 (a)	414	434	0.40%, 12/23/2009	600	600
3.54%, 5/ 1/2033 (a)	578	581	Gemini Securitization Corp LLC
3.06%, 10/ 1/2033 (a)	98	99	0.28%, 11/17/2009 (b)	600	600
4.75%, 10/ 1/2033 (a)	75	77	ING US Funding LLC
			0.42%, 12/28/2009	500	500
4.42%, 2/ 1/2034 (a)	121	125
			0.22%, 1/19/2010	1,000	999
3.83%, 3/ 1/2034 (a)	375	385
			JP Morgan Chase & Co
3.49%, 4/ 1/2034 (a)	286	293
			0.45%, 12/ 8/2009	600	600
3.38%, 7/ 1/2034 (a)	662	678
			National Australia Funding Delaware Inc
3.51%, 2/ 1/2035 (a)	251	258	0.26%, 11/ 2/2009 (b)	600	600
3.54%, 5/ 1/2035 (a)	377	382	0.29%, 1/15/2010 (b)	600	600

See accompanying notes

433

Schedule of Investments
Ultra Short Bond Fund
October 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SHORT TERM INVESTMENTS (continued)			REPURCHASE AGREEMENTS (continued)
Commercial Paper (continued)			Diversified Banking Institutions (continued)
Pfizer Investment Capital			Investment in Joint Trading Account;
0.50%, 2/10/2010	$ 600 $	600	Morgan Stanley Repurchase Agreement;
Rabobank USA Financial Corp			0.06% dated 10/30/09 maturing 11/02/09
0.30%, 2/18/2010	600	600	(collateralized by Sovereign Agency
			Issues; $1,402,000; 0.88% - 4.75%; dated
Ranger Funding Co LLC			12/10/10 - 07/01/19)	$ 1,374$	1,374

0.25%, 2/24/2010	1,200	1,199
					5,497
Royal Bank of Scotland Group PLC

0.34%, 12/16/2009 (b)	600	600	TOTAL REPURCHASE AGREEMENTS	$ 5,497

Sheffield Receivables Corp			Total Investments	$ 138,657
0.20%, 11/ 6/2009 (b)	600	600
			Other Assets in Excess of Liabilities, Net - 0.16%		219

0.21%, 1/ 7/2010 (b)	1,000	999
			TOTAL NET ASSETS - 100.00%	$ 138,876

Societe Generale North America Inc

0.22%, 1/15/2010	1,000	999
0.25%, 2/10/2010	1,000	999
			(a)	Variable Rate. Rate shown is in effect at October 31, 2009.
Straight - A Funding LLC			(b)	Security exempt from registration under Rule 144A of the Securities Act
0.20%, 1/13/2010	900	900	of 1933. These securities may be resold in transactions exempt from
Svenska Handelsbanken Inc			registration, normally to qualified institutional buyers. Unless otherwise
0.24%, 11/30/2009	600	600	indicated, these securities are not considered illiquid. At the end of the
Swiss Re Treasury US Corp			period, the value of these securities totaled $12,334 or 8.88% of net
0.78%, 7/ 8/2010 (b)	600	598	assets.
			(c)	Market value is determined in accordance with procedures established in
Toyota Motor Credit Corp
			good faith by the Board of Directors. At the end of the period, the value
0.25%, 12/ 9/2009	600	600
			of these securities totaled $35 or 0.03% of net assets.
0.24%, 1/28/2010	1,000	999	(d) Security is Illiquid
UBS Finance Delaware LLC
0.37%, 3/29/2010	1,000	998	Unrealized Appreciation (Depreciation)
0.59%, 4/ 6/2010	600	599	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

		24,582	of investments held by the fund as of the period end were as follows:

TOTAL SHORT TERM INVESTMENTS		$ 24,582	Unrealized Appreciation	$ 177

REPURCHASE AGREEMENTS (3.96%)			Unrealized Depreciation		(2,760)

Diversified Banking Institutions (3.96%)			Net Unrealized Appreciation (Depreciation)		(2,583)
Investment in Joint Trading Account; Bank			Cost for federal income tax purposes		141,240
of America Repurchase Agreement; 0.06%			All dollar amounts are shown in thousands (000's)
dated 10/30/09 maturing 11/02/09
(collateralized by Sovereign Agency			Portfolio Summary (unaudited)

Issues; $1,402,000; 0.00% - 5.75%; dated
11/02/09 - 07/15/32)	$ 1,374$	1,374	Sector		Percent

Investment in Joint Trading Account; Credit			Government		65.23%
Suisse Repurchase Agreement; 0.06%			Financial		24.25%
dated 10/30/09 maturing 11/02/09			Mortgage Securities		5.40%
(collateralized by US Treasury Notes;			Asset Backed Securities		1.57%
$1,402,000; 1.38% - 2.00%; dated			Utilities		0.79%
02/28/10 - 09/15/12)	1,375	1,375	Consumer, Non-cyclical		0.72%
			Consumer, Cyclical		0.64%
Investment in Joint Trading Account;
			Industrial		0.45%
Deutsche Bank Repurchase Agreement;
			Communications		0.43%
0.06% dated 10/30/09 maturing 11/02/09
			Basic Materials		0.36%
(collateralized by Sovereign Agency			Other Assets in Excess of Liabilities, Net		0.16%

Issues; $1,402,000; 1.88% - 3.75%; dated
12/06/10 - 08/24/12)	1,374	1,374	TOTAL NET ASSETS		100.00%

See accompanying notes

434

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

BOND & MORTGAGE SECURITIES FUND

Class A shares

Net Asset Value, Beginning of Period	$ 8.52	$ 10.50	$ 10.67	$ 10.63	$ 10.90
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .44	0 .50	0 .53	0 .47	0 .15
Net Realized and Unrealized Gain (Loss) on Investments	1 .11	(2 .00)	(0 .17)	0 .04	(0 .27)

Total From Investment Operations	1.55	(1.50)	0.36	0.51	(0.12)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .38)	(0 .48)	(0 .53)	(0 .47)	(0 .15)

Total Dividends and Distributions	(0.38)	(0.48)	(0.53)	(0.47)	(0.15)

Net Asset Value, End of Period	$ 9.69	$ 8.52	$ 10.50	$ 10.67	$ 10.63

Total Return(c)	18 .80%	(14 .83)%	3 .42%	4 .93%	(1.09)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 126,500	$ 116,109	$ 162,637	$ 168,767	$ 172,274
Ratio of Expenses to Average Net Assets(e)	0 .94%	0 .94%	0 .94%	0 .94%	0.94%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(e),(g)	N/A	N/A	N/A	0.94%	0.94%(f)
Ratio of Net Investment Income to Average Net Assets	5 .10%	5 .01%	4 .98%	4 .42%	3.95%(f)
Portfolio Turnover Rate	365 .1%	302 .6%	259 .1%	274 .5%	202.1%(f),(h)

	2009	2008	2007	2006	2005(a)

BOND & MORTGAGE SECURITIES FUND

Class B shares

Net Asset Value, Beginning of Period	$ 8.52	$ 10 .50	$ 10.67	$ 10.64	$ 10.90
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .39	0 .43	0 .46	0 .40	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	1 .11	(2 .00)	(0 .17)	0 .03	(0 .26)

Total From Investment Operations	1.50	(1.57)	0.29	0.43	(0.14)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .32)	(0 .41)	(0 .46)	(0 .40)	(0 .12)

Total Dividends and Distributions	(0.32)	(0.41)	(0.46)	(0.40)	(0.12)

Net Asset Value, End of Period	$ 9.70	$ 8.52	$ 10.50	$ 10.67	$ 10.64

Total Return(c)	18 .15%	(15 .41)%	2 .74%	4 .15%	(1.27)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,952	$ 14,841	$ 22,624	$ 25,384	$ 28,559
Ratio of Expenses to Average Net Assets(e)	1 .60%	1 .60%	1 .60%	1 .60%	1.60%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(e),(g)	N/A	N/A	N/A	1.60%	1.60%(f)
Ratio of Net Investment Income to Average Net Assets	4 .47%	4 .35%	4 .32%	3 .76%	3.30%(f)
Portfolio Turnover Rate	365 .1%	302 .6%	259 .1%	274 .5%	202.1%(f),(h)

	2009	2008	2007(i)

BOND & MORTGAGE SECURITIES FUND

Class C shares

Net Asset Value, Beginning of Period	$ 8 .51	$ 10 .50	$ 10.66
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .37	0 .41	0 .35
Net Realized and Unrealized Gain (Loss) on Investments	1 .11	(2 .00)	(0 .15)

Total From Investment Operations	1.48	(1.59)	0.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .30)	(0 .40)	(0 .36)

Total Dividends and Distributions	(0.30)	(0.40)	(0.36)

Net Asset Value, End of Period	$ 9.69	$ 8.51	$ 10.50

Total Return(c)	17 .99%	(15 .62)%	1 .92%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,944	$ 2,263	$ 2,445
Ratio of Expenses to Average Net Assets(e)	1 .75%	1 .75%	1 .75%(f)
Ratio of Net Investment Income to Average Net Assets	4 .22%	4 .20%	4 .26%(f)
Portfolio Turnover Rate	365 .1%	302 .6%	259 .1%(f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Excludes interest expense paid on borrowings through reverse repurchase agreements.
(h) Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.
(i) Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 of net investment income per share and incurred a net realized and unrealized loss of $.03 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

435

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

CALIFORNIA MUNICIPAL FUND

Class A shares

Net Asset Value, Beginning of Period	$ 8.79	$ 10.74	$ 11.32	$ 11.24	$ 11.42
Income from Investment Operations:
Net Investment Income (Loss)	0 .47(a)	0.47(a)	0.47(a)	0.48	0.48
Net Realized and Unrealized Gain (Loss) on Investments	0 .77	(1 .95)	(0 .51)	0 .22	(0 .15)

Total From Investment Operations	1.24	(1.48)	(0.04)	0.70	0.33
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .46)	(0 .47)	(0 .47)	(0 .48)	(0 .48)
Distributions from Realized Gains	–	–	(0 .07)	(0 .14)	(0 .03)

Total Dividends and Distributions	(0.46)	(0.47)	(0.54)	(0.62)	(0.51)

Net Asset Value, End of Period	$ 9.57	$ 8.79	$ 10.74	$ 11.32	$ 11.24

Total Return(b)	14 .66%	(14 .26)%	(0 .37)%	6 .45%	2.90%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 266,967	$ 250,177	$ 273,618	$ 264,924	$ 241,879
Ratio of Expenses to Average Net Assets	0 .91%	1 .07%	1 .18%	0 .84%	0.84%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(c)	0 .83%	0 .83%	0 .82%	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(d)	0 .91%	1 .08%	1 .18%	0 .84%	0.84%
Ratio of Net Investment Income to Average Net Assets	5 .29%	4 .67%	4 .30%	4 .26%	4.19%
Portfolio Turnover Rate	57 .3%	41 .7%	63 .7%	29 .0%	26 .0%

	2009	2008	2007	2006	2005

CALIFORNIA MUNICIPAL FUND

Class B shares

Net Asset Value, Beginning of Period	$ 8.79	$ 10 .74	$ 11.32	$ 11.24	$ 11.42
Income from Investment Operations:
Net Investment Income (Loss)	0 .40(a)	0.40(a)	0.39(a)	0.39	0.39
Net Realized and Unrealized Gain (Loss) on Investments	0 .77	(1 .96)	(0 .51)	0 .22	(0 .15)

Total From Investment Operations	1.17	(1.56)	(0.12)	0.61	0.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .39)	(0 .39)	(0 .39)	(0 .39)	(0 .39)
Distributions from Realized Gains	–	–	(0 .07)	(0 .14)	(0 .03)

Total Dividends and Distributions	(0.39)	(0.39)	(0.46)	(0.53)	(0.42)

Net Asset Value, End of Period	$ 9.57	$ 8.79	$ 10.74	$ 11.32	$ 11.24

Total Return(b)	13 .76%	(14 .93)%	(1 .12)%	5 .66%	2.13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 39,715	$ 61,118	$ 84,070	$ 132,364	$ 162,534
Ratio of Expenses to Average Net Assets	1 .70%	1 .85%	1 .92%	1 .58%	1.59%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(c)	1 .63%	1 .61%	1 .58%	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(d)	1 .70%	1 .85%	1 .92%	1 .58%	1.59%
Ratio of Net Investment Income to Average Net Assets	4 .54%	3 .88%	3 .53%	3 .52%	3.44%
Portfolio Turnover Rate	57 .3%	41 .7%	63 .7%	29 .0%	26 .0%

	2009	2008	2007	2006	2005

CALIFORNIA MUNICIPAL FUND

Class C shares

Net Asset Value, Beginning of Period	$ 8 .79	$ 10 .74	$ 11 .32	$ 11 .24	$ 11.42
Income from Investment Operations:
Net Investment Income (Loss)	0 .38(a)	0.38(a)	0.39(a)	0.39	0.39
Net Realized and Unrealized Gain (Loss) on Investments	0 .78	(1 .95)	(0 .51)	0 .22	(0 .15)

Total From Investment Operations	1.16	(1.57)	(0.12)	0.61	0.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .37)	(0 .38)	(0 .39)	(0 .39)	(0 .39)
Distributions from Realized Gains	–	–	(0 .07)	(0 .14)	(0 .03)

Total Dividends and Distributions	(0.37)	(0.38)	(0.46)	(0.53)	(0.42)

Net Asset Value, End of Period	$ 9.58	$ 8.79	$ 10.74	$ 11 .32	$ 11.24

Total Return(b)	13 .62%	(15 .01)%	(1 .14)%	5 .65%	2.13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,335	$ 8,010	$ 5,127	$ 4,413	$ 4,641
Ratio of Expenses to Average Net Assets	1 .88%	1 .95%	1 .95%	1 .59%	1.59%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(c)	1.81%	1.71%	1.59%	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(d)	1 .88%	2 .07%	2 .49%	1 .59%	1.59%
Ratio of Net Investment Income to Average Net Assets	4 .28%	3 .81%	3 .53%	3 .52%	3.44%
Portfolio Turnover Rate	57 .3%	41 .7%	63 .7%	29 .0%	26 .0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d) Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

436

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

DISCIPLINED LARGECAP BLEND FUND

Class A shares

Net Asset Value, Beginning of Period	$ 9.93	$ 17.85	$ 16.07	$ 14 .35	$ 14.08
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .11	0 .14	0 .12	0 .11	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	0 .49	(6 .01)	2 .13	1 .86	0 .25

Total From Investment Operations	0.60	(5.87)	2.25	1.97	0.27
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .13)	(0 .09)	(0 .05)	–
Distributions from Realized Gains	–	(1 .92)	(0 .38)	(0 .20)	–

Total Dividends and Distributions	(0.11)	(2.05)	(0.47)	(0.25)	–

Net Asset Value, End of Period	$ 10.42	$ 9.93	$ 17.85	$ 16 .07	$ 14.35

Total Return(c)	6 .26%	(36 .96)%	14 .31%	13 .86%	1.92%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 201,464	$ 218,451	$ 690,007	$ 95,018	$ 88,400
Ratio of Expenses to Average Net Assets	1 .19%	1 .00%(e)	0.89%(e)	1.20%(e)	1.11%(e),(f)
Ratio of Net Investment Income to Average Net Assets	1 .14%	1 .03%	0 .74%	0 .70%	0.40%(f)
Portfolio Turnover Rate	129 .9%	121 .7%	101 .4%(g)	92.4%	86.7%(f),(h)

	2009	2008	2007	2006	2005(a)

DISCIPLINED LARGECAP BLEND FUND

Class B shares

Net Asset Value, Beginning of Period	$ 9 .77	$ 17 .62	$ 15 .94	$ 14 .32	$ 14.08
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .01)	–	(0 .05)	(0 .03)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	0 .50	(5 .93)	2 .11	1 .85	0 .25

Total From Investment Operations	0.49	(5.93)	2.06	1.82	0.24
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1 .92)	(0 .38)	(0 .20)	–

Total Dividends and Distributions	–	(1.92)	(0.38)	(0.20)	–

Net Asset Value, End of Period	$ 10.26	$ 9.77	$ 17.62	$ 15 .94	$ 14.32

Total Return(c)	5 .02%	(37 .61)%	13 .14%	12 .82%	1.70%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,368	$ 25,190	$ 61,799	$ 13,117	$ 14,390
Ratio of Expenses to Average Net Assets	2 .43%	2 .04%(e)	1.91%(e)	2.14%(e)	1.78%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0 .06)%	(0 .03)%	(0 .27)%	(0 .22)%	(0 .27)%(f)
Portfolio Turnover Rate	129 .9%	121 .7%	101.4%(g)	92.4%	86.7%(f),(h)

	2009	2008	2007(i)

DISCIPLINED LARGECAP BLEND FUND

Class C shares

Net Asset Value, Beginning of Period	$ 9.85	$ 17 .71	$ 16.26
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0 .02	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	0 .49	(5 .96)	1 .48

Total From Investment Operations	0.53	(5.94)	1.45
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	–	–
Distributions from Realized Gains	–	(1 .92)	–

Total Dividends and Distributions	(0.07)	(1.92)	–

Net Asset Value, End of Period	$ 10.31	$ 9.85	$ 17.71

Total Return(c)	5 .53%	(37 .46)%	8 .92%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,967	$ 1,526	$ 2,480
Ratio of Expenses to Average Net Assets	1 .82%(e)	1.82%(e)	1.82%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0 .48%	0 .17%	(0 .21)%(f)
Portfolio Turnover Rate	129 .9%	121 .7%	101.4%(f),(g)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth & Income Fund.
(h) Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.
(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.09 per share from January 10, 2007, through
January 16, 2007.

See accompanying notes.

437

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

DIVERSIFIED INTERNATIONAL FUND

Class A shares

Net Asset Value, Beginning of Period	$ 7.43	$ 17.33	$ 14.33	$ 11.43	$ 10.35
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .09	0 .16	0 .15	0 .11	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	1 .30	(7 .97)	4 .26	3 .28	1 .07

Total From Investment Operations	1.39	(7.81)	4.41	3.39	1.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .12)	(0 .14)	(0 .03)	–
Distributions from Realized Gains	–	(1 .97)	(1 .27)	(0 .46)	–

Total Dividends and Distributions	(0.15)	(2.09)	(1.41)	(0.49)	–

Net Asset Value, End of Period	$ 8.67	$ 7.43	$ 17.33	$ 14.33	$ 11.43

Total Return(c)	19 .13%	(50 .60)%	33 .39%	30 .57%	10.43%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 273,110	$ 257,621	$ 699,188	$ 366,675	$ 291,878
Ratio of Expenses to Average Net Assets	1 .58%	1 .39%(e)	1.30%(e)	1.41%(e)	1.38%(e),(f)
Ratio of Net Investment Income to Average Net Assets	1 .26%	1 .30%	0 .99%	0 .84%	0.13%(f)
Portfolio Turnover Rate	115 .6%	101 .5%	111 .3%(g)	107 .5%	202.7%(f),(h)

	2009	2008	2007	2006	2005(a)

DIVERSIFIED INTERNATIONAL FUND

Class B shares

Net Asset Value, Beginning of Period	$ 7.37	$ 17.21	$ 14.26	$ 11.41	$ 10.35
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.01	0.05	–	0.02	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	1.30	(7.92)	4.25	3.29	1.08

Total From Investment Operations	1.31	(7.87)	4.25	3.31	1.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)	–	(0.03)	–	–
Distributions from Realized Gains	–	(1.97)	(1.27)	(0.46)	–

Total Dividends and Distributions	(0.02)	(1.97)	(1.30)	(0.46)	–

Net Asset Value, End of Period	$ 8.66	$ 7.37	$ 17.21	$ 14.26	$ 11.41

Total Return(c)	17.84%	(51.01)%	32.17%	29.88%	10.24%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 23,810	$ 27,621	$ 74,783	$ 48,040	$ 43,285
Ratio of Expenses to Average Net Assets	2.69%	2.34%(e)	2.26%(e)	2.10%(e)	1.99%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0.17%	0.41%	0.01%	0.14%	(0.48)%(f)
Portfolio Turnover Rate	115.6%	101.5%	111.3%(g)	107.5%	202.7%(f),(h)

	2009	2008	2007(i)

DIVERSIFIED INTERNATIONAL FUND

Class C shares

Net Asset Value, Beginning of Period	$ 7.39	$ 17.22	$ 13.71
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.06	0.09	0.03
Net Realized and Unrealized Gain (Loss) on Investments	1.29	(7.95)	3.48

Total From Investment Operations	1.35	(7.86)	3.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	–	–
Distributions from Realized Gains	–	(1.97)	–

Total Dividends and Distributions	(0.07)	(1.97)	–

Net Asset Value, End of Period	$ 8.67	$ 7.39	$ 17.22

Total Return(c)	18.50%	(50.91)%	25.60%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,339	$ 11,322	$ 22,837
Ratio of Expenses to Average Net Assets	2.08%(e)	2.08%(e)	2.08%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0.76%	0.73%	0.24%(f)
Portfolio Turnover Rate	115.6%	101.5%	111.3%(f),(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.
(h) Portfolio turnover rate excludes approximately $279,644,000 of securities from the acquisition of Principal International Fund, Inc. and Principal International
SmallCap Fund, Inc. and $19,133,000 from portfolio realignment.
(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.05 per share from January 10, 2007, through
January 16, 2007.

See accompanying notes.

438

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

EQUITY INCOME FUND

Class A shares

Net Asset Value, Beginning of Period	$ 13.81	$ 23.81	$ 22.43	$ 20.07	$ 17.79
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .39	0 .39	0 .37	0 .33	0 .41
Net Realized and Unrealized Gain (Loss) on Investments	0 .59	(7 .96)	2 .54	3 .00	2 .25

Total From Investment Operations	0.98	(7.57)	2.91	3.33	2.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .41)	(0 .39)	(0 .33)	(0 .34)	(0 .38)
Distributions from Realized Gains	–	(2 .04)	(1 .20)	(0 .63)	–

Total Dividends and Distributions	(0.41)	(2.43)	(1.53)	(0.97)	(0.38)

Net Asset Value, End of Period	$ 14.38	$ 13.81	$ 23.81	$ 22.43	$ 20.07

Total Return(b)	7 .45%	(35 .04)%	13 .59%	17 .16%	15.06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 594,176	$ 712,089	$ 1,894,426	$ 1,514,188	$ 887,828
Ratio of Expenses to Average Net Assets	1 .00%	0 .94%	0 .84%	0 .87%	0.90%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	0 .84%	0 .87%	0.90%
Ratio of Net Investment Income to Average Net Assets	3 .02%	2 .06%	1 .60%	1 .56%	2.13%
Portfolio Turnover Rate	35 .3%	75 .8%	85 .6%(d)	81.0%	32.0%

	2009	2008	2007	2006	2005

EQUITY INCOME FUND

Class B shares

Net Asset Value, Beginning of Period	$ 13.68	$ 23.62	$ 22.26	$ 19.93	$ 17.67
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .27	0 .23	0 .17	0 .15	0 .24
Net Realized and Unrealized Gain (Loss) on Investments	0 .58	(7 .89)	2 .53	2 .98	2 .24

Total From Investment Operations	0.85	(7.66)	2.70	3.13	2.48
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .28)	(0 .24)	(0 .14)	(0 .17)	(0 .22)
Distributions from Realized Gains	–	(2 .04)	(1 .20)	(0 .63)	–

Total Dividends and Distributions	(0.28)	(2.28)	(1.34)	(0.80)	(0.22)

Net Asset Value, End of Period	$ 14.25	$ 13.68	$ 23.62	$ 22.26	$ 19.93

Total Return(b)	6 .48%	(35 .61)%	12 .68%	16 .16%	14.07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 139,115	$ 177,768	$ 391,824	$ 330,900	$ 226,390
Ratio of Expenses to Average Net Assets	1 .95%	1 .80%	1 .68%	1 .73%	1.78%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	1 .68%	1 .73%	1.78%
Ratio of Net Investment Income to Average Net Assets	2 .09%	1 .24%	0 .76%	0 .70%	1.25%
Portfolio Turnover Rate	35 .3%	75 .8%	85 .6%(d)	81.0%	32.0%

	2009	2008	2007	2006	2005

EQUITY INCOME FUND

Class C shares

Net Asset Value, Beginning of Period	$ 13.55	$ 23.42	$ 22.08	$ 19.79	$ 17.57
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .29	0 .25	0 .19	0 .16	0 .26
Net Realized and Unrealized Gain (Loss) on Investments	0 .58	(7 .82)	2 .51	2 .96	2 .22

Total From Investment Operations	0.87	(7.57)	2.70	3.12	2.48
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .31)	(0 .26)	(0 .16)	(0 .20)	(0 .26)
Distributions from Realized Gains	–	(2 .04)	(1 .20)	(0 .63)	–

Total Dividends and Distributions	(0.31)	(2.30)	(1.36)	(0.83)	(0.26)

Net Asset Value, End of Period	$ 14.11	$ 13.55	$ 23.42	$ 22.08	$ 19.79

Total Return(b)	6 .68%	(35 .55)%	12 .72%	16 .28%	14.16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 106,430	$ 134,522	$ 299,675	$ 251,685	$ 128,523
Ratio of Expenses to Average Net Assets	1 .77%	1 .70%	1 .61%	1 .64%	1.68%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	1 .61%	1 .64%	1.68%
Ratio of Net Investment Income to Average Net Assets	2 .27%	1 .33%	0 .83%	0 .79%	1.35%
Portfolio Turnover Rate	35 .3%	75 .8%	85 .6%(d)	81.0%	32.0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Excludes expense reimbursement from Manager and/or custodian.
(d) Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Fund and WM Equity Income Fund.

See accompanying notes.

439

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

2009(a)

GLOBAL DIVERSIFIED INCOME FUND

Class A shares

Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .65
Net Realized and Unrealized Gain (Loss) on Investments	2 .72

Total From Investment Operations	3.37
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .65)

Total Dividends and Distributions	(0.65)

Net Asset Value, End of Period	$ 12.72

Total Return(c)	35 .00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,591
Ratio of Expenses to Average Net Assets	1 .25%(e),(f)
Ratio of Net Investment Income to Average Net Assets	6 .07%(e)
Portfolio Turnover Rate	182 .5%(e)

2009(a)

GLOBAL DIVERSIFIED INCOME FUND

Class C shares

Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .57
Net Realized and Unrealized Gain (Loss) on Investments	2 .71

Total From Investment Operations	3.28
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .60)

Total Dividends and Distributions	(0.60)

Net Asset Value, End of Period	$ 12.68

Total Return(c)	33 .99%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 999
Ratio of Expenses to Average Net Assets	2 .00%(e),(f)
Ratio of Net Investment Income to Average Net Assets	5 .48%(e)
Portfolio Turnover Rate	182 .5%(e)

(a) Period from December 15, 2008, date shares first offered, through October 31, 2009.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

440

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007(a)

GLOBAL REAL ESTATE SECURITIES FUND

Class A shares

Net Asset Value, Beginning of Period	$ 5.04	$ 10 .08	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .11	0 .16	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	0 .77	(5 .02)	0 .07

Total From Investment Operations	0.88	(4.86)	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .26)	(0 .18)	–

Total Dividends and Distributions	(0.26)	(0.18)	–

Net Asset Value, End of Period	$ 5.66	$ 5.04	$ 10.08

Total Return(c)	18 .84%	(48 .89)%(d)	0.80%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,635	$ 2,704	$ 2,139
Ratio of Expenses to Average Net Assets	1 .45%(f)	1.45%(f)	1.45%(f),(g)
Ratio of Net Investment Income to Average Net Assets	2 .42%	2 .06%	1 .31%(g)
Portfolio Turnover Rate	131 .1%	100 .9%	86 .7%(g)

	2009	2008	2007(a)

GLOBAL REAL ESTATE SECURITIES FUND

Class C shares

Net Asset Value, Beginning of Period	$ 4.99	$ 10 .07	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .08	0 .10	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .75	(5 .05)	0 .07

Total From Investment Operations	0.83	(4.95)	0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .24)	(0 .13)	–

Total Dividends and Distributions	(0.24)	(0.13)	–

Net Asset Value, End of Period	$ 5.58	$ 4.99	$ 10.07

Total Return(c)	18 .05%	(49 .64)%	0 .70%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,420	$ 932	$ 1,546
Ratio of Expenses to Average Net Assets	2 .20%(f)	2.20%(f)	2.20%(f),(g)
Ratio of Net Investment Income to Average Net Assets	1 .76%	1 .23%	0 .50%(g)
Portfolio Turnover Rate	131 .1%	100 .9%	86 .7%(g)

(a) Period from October 1, 2007, date shares first offered, through October 31, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) During 2007, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
(e) Total return amounts have not been annualized.
(f) Reflects Manager's contractual expense limit.
(g) Computed on an annualized basis.

See accompanying notes.

441

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

GOVERNMENT & HIGH QUALITY BOND FUND(a)

Class A shares

Net Asset Value, Beginning of Period	$ 10.34	$ 10.54	$ 10.54	$ 10.53	$ 10.88
Income from Investment Operations:
Net Investment Income (Loss)	0 .45(b)	0.46(b)	0.47(b)	0.44	0.41(b)
Net Realized and Unrealized Gain (Loss) on Investments	0 .57	(0 .17)	0 .01	0 .04	(0 .30)

Total From Investment Operations	1.02	0.29	0.48	0.48	0.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .47)	(0 .49)	(0 .48)	(0 .47)	(0 .46)

Total Dividends and Distributions	(0.47)	(0.49)	(0.48)	(0.47)	(0.46)

Net Asset Value, End of Period	$ 10.89	$ 10.34	$ 10.54	$ 10.54	$ 10.53

Total Return(c)	10 .01%	2 .72%	4 .65%	4 .74%	1.02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 290,408	$ 83,376	$ 90,167	$ 98,110	$ 120,615
Ratio of Expenses to Average Net Assets	0 .89%	0 .91%	0 .91%	0 .91%	0.92%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	0 .93%	0 .91%	0.92%
Ratio of Net Investment Income to Average Net Assets	4 .16%	4 .38%	4 .45%	4 .25%	3.84%
Portfolio Turnover Rate	26 .6%	5 .3%	13 .6%	13 .0%	34 .0%

	2009	2008	2007	2006	2005

GOVERNMENT & HIGH QUALITY BOND FUND(a)

Class B shares

Net Asset Value, Beginning of Period	$ 10 .34	$ 10 .53	$ 10 .54	$ 10 .52	$ 10.87
Income from Investment Operations:
Net Investment Income (Loss)	0 .37(b)	0.39(b)	0.39(b)	0.37	0.33(b)
Net Realized and Unrealized Gain (Loss) on Investments	0 .57	(0 .17)	–	0 .05	(0 .30)

Total From Investment Operations	0.94	0.22	0.39	0.42	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .39)	(0 .41)	(0 .40)	(0 .40)	(0 .38)

Total Dividends and Distributions	(0.39)	(0.41)	(0.40)	(0.40)	(0.38)

Net Asset Value, End of Period	$ 10.89	$ 10.34	$ 10.53	$ 10 .54	$ 10.52

Total Return(c)	9 .18%	2 .06%	3 .78%	4 .06%	0.28%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 56,957	$ 39,613	$ 58,227	$ 85,761	$ 122,147
Ratio of Expenses to Average Net Assets	1 .65%	1 .65%	1 .66%	1 .66%	1.65%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	1 .68%	1 .66%	1.65%
Ratio of Net Investment Income to Average Net Assets	3 .46%	3 .64%	3 .72%	3 .50%	3.11%
Portfolio Turnover Rate	26 .6%	5 .3%	13 .6%	13 .0%	34 .0%

	2009	2008	2007	2006	2005

GOVERNMENT & HIGH QUALITY BOND FUND(a)

Class C shares

Net Asset Value, Beginning of Period	$ 10 .32	$ 10 .52	$ 10 .53	$ 10 .51	$ 10.86
Income from Investment Operations:
Net Investment Income (Loss)	0 .37(b)	0.39(b)	0.39(b)	0.37	0.33(b)
Net Realized and Unrealized Gain (Loss) on Investments	0 .58	(0 .18)	0 .01	0 .05	(0 .30)

Total From Investment Operations	0.95	0.21	0.40	0.42	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .39)	(0 .41)	(0 .41)	(0 .40)	(0 .38)

Total Dividends and Distributions	(0.39)	(0.41)	(0.41)	(0.40)	(0.38)

Net Asset Value, End of Period	$ 10.88	$ 10.32	$ 10.52	$ 10 .53	$ 10.51

Total Return(c)	9 .32%	1 .99%	3 .92%	4 .00%	0.29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 26,914	$ 6,118	$ 7,273	$ 7,964	$ 6,775
Ratio of Expenses to Average Net Assets	1 .63%	1 .63%	1 .63%	1 .63%	1.64%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	1 .93%	1 .63%	1.64%
Ratio of Net Investment Income to Average Net Assets	3 .43%	3 .66%	3 .74%	3 .53%	3.12%
Portfolio Turnover Rate	26 .6%	5 .3%	13 .6%	13 .0%	34 .0%

(a) Effective September 30, 2009, Mortgage Securities Fund changed its name to Government & High Quality Bond Fund.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Excludes expense reimbursement from Manager, Underwriter and/or custodian.

See accompanying notes.

442

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

HIGH YIELD FUND

Class A shares

Net Asset Value, Beginning of Period	$ 6.11	$ 8.75	$ 8.79	$ 8.23	$ 8.28
Income from Investment Operations:
Net Investment Income (Loss)	0 .62(a)	0.59(a)	0.59(a)	0.61	0.56
Net Realized and Unrealized Gain (Loss) on Investments	1 .54	(2 .39)	0 .21	0 .55	(0 .03)

Total From Investment Operations	2.16	(1.80)	0.80	1.16	0.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .66)	(0 .60)	(0 .66)	(0 .60)	(0 .58)
Distributions from Realized Gains	–	(0 .24)	(0 .18)	–	–

Total Dividends and Distributions	(0.66)	(0.84)	(0.84)	(0.60)	(0.58)

Net Asset Value, End of Period	$ 7.61	$ 6.11	$ 8.75	$ 8.79	$ 8.23

Total Return(b)	37 .46%	(22 .40)%	9 .63%	14 .63%	6.56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,543,091	$ 770,504	$ 809,318	$ 422,747	$ 111,164
Ratio of Expenses to Average Net Assets	0 .95%	0 .92%	0 .85%	0 .90%	0.92%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	0 .85%	0 .90%	0.92%
Ratio of Net Investment Income to Average Net Assets	9 .18%	7 .48%	6 .74%	7 .31%	6.76%
Portfolio Turnover Rate	57 .0%	28 .8%	47 .4%	85 .0%	94 .0%

	2009	2008	2007	2006	2005

HIGH YIELD FUND

Class B shares

Net Asset Value, Beginning of Period	$ 6 .15	$ 8 .80	$ 8 .83	$ 8 .27	$ 8.32
Income from Investment Operations:
Net Investment Income (Loss)	0 .57(a)	0.53(a)	0.52(a)	0.55	0.50
Net Realized and Unrealized Gain (Loss) on Investments	1 .54	(2 .40)	0 .22	0 .55	(0 .03)

Total From Investment Operations	2.11	(1.87)	0.74	1.10	0.47
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .61)	(0 .54)	(0 .59)	(0 .54)	(0 .52)
Distributions from Realized Gains	–	(0 .24)	(0 .18)	–	–

Total Dividends and Distributions	(0.61)	(0.78)	(0.77)	(0.54)	(0.52)

Net Asset Value, End of Period	$ 7.65	$ 6.15	$ 8.80	$ 8 .83	$ 8.27

Total Return(b)	36 .15%	(23 .06)%	8 .82%	13 .72%	5.75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 75,011	$ 49,432	$ 82,104	$ 83,143	$ 73,667
Ratio of Expenses to Average Net Assets	1 .75%	1 .71%	1 .65%	1 .66%	1.68%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	1 .68%	1 .66%	1.68%
Ratio of Net Investment Income to Average Net Assets	8 .44%	6 .64%	5 .95%	6 .55%	6.00%
Portfolio Turnover Rate	57 .0%	28 .8%	47 .4%	85 .0%	94 .0%

	2009	2008	2007	2006	2005

HIGH YIELD FUND

Class C shares

Net Asset Value, Beginning of Period	$ 6.14	$ 8.79	$ 8.83	$ 8.27	$ 8 .32
Income from Investment Operations:
Net Investment Income (Loss)	0 .57(a)	0.53(a)	0.52(a)	0.55	0.50
Net Realized and Unrealized Gain (Loss) on Investments	1 .56	(2 .40)	0 .22	0 .55	(0 .03)

Total From Investment Operations	2.13	(1.87)	0.74	1.10	0.47
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .61)	(0 .54)	(0 .60)	(0 .54)	(0 .52)
Distributions from Realized Gains	–	(0 .24)	(0 .18)	–	–

Total Dividends and Distributions	(0.61)	(0.78)	(0.78)	(0.54)	(0.52)

Net Asset Value, End of Period	$ 7.66	$ 6.14	$ 8.79	$ 8.83	$ 8.27

Total Return(b)	36 .61%	(23 .06)%	8 .76%	13 .74%	5.77%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 336,498	$ 121,038	$ 139,417	$ 76,883	$ 38,475
Ratio of Expenses to Average Net Assets	1 .68%	1 .70%	1 .63%	1 .65%	1.66%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	1 .63%	1 .65%	1.66%
Ratio of Net Investment Income to Average Net Assets	8 .34%	6 .69%	5 .97%	6 .56%	6.02%
Portfolio Turnover Rate	57 .0%	28 .8%	47 .4%	85 .0%	94 .0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

443

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

INCOME FUND

Class A shares

Net Asset Value, Beginning of Period	$ 7.83	$ 8.99	$ 9.09	$ 9.05	$ 9.46
Income from Investment Operations:
Net Investment Income (Loss)	0 .52(a)	0.47(a)	0.46(a)	0.48	0.45
Net Realized and Unrealized Gain (Loss) on Investments	1 .44	(1 .14)	(0 .06)	0 .05	(0 .38)

Total From Investment Operations	1.96	(0.67)	0.40	0.53	0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .53)	(0 .49)	(0 .50)	(0 .49)	(0 .48)

Total Dividends and Distributions	(0.53)	(0.49)	(0.50)	(0.49)	(0.48)

Net Asset Value, End of Period	$ 9.26	$ 7.83	$ 8.99	$ 9.09	$ 9.05

Total Return(b)	25 .80%	(7 .90)%	4 .47%	6 .02%	0.75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 180,680	$ 122,603	$ 145,964	$ 143,590	$ 147,521
Ratio of Expenses to Average Net Assets	0 .90%	0 .90%	0 .90%	0 .89%	0.91%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	0 .90%	0 .89%	0.91%
Ratio of Net Investment Income to Average Net Assets	6 .09%	5 .32%	5 .13%	5 .27%	4.83%
Portfolio Turnover Rate	30 .6%	15 .5%	15 .2%	26 .0%	20 .0%

	2009	2008	2007	2006	2005

INCOME FUND

Class B shares

Net Asset Value, Beginning of Period	$ 7 .85	$ 9 .02	$ 9 .12	$ 9 .08	$ 9.49
Income from Investment Operations:
Net Investment Income (Loss)	0 .46(a)	0.41(a)	0.40(a)	0.41	0.38
Net Realized and Unrealized Gain (Loss) on Investments	1 .44	(1 .16)	(0 .07)	0 .05	(0 .38)

Total From Investment Operations	1.90	(0.75)	0.33	0.46	–
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .46)	(0 .42)	(0 .43)	(0 .42)	(0 .41)

Total Dividends and Distributions	(0.46)	(0.42)	(0.43)	(0.42)	(0.41)

Net Asset Value, End of Period	$ 9.29	$ 7.85	$ 9.02	$ 9 .12	$ 9.08

Total Return(b)	24 .95%	(8 .67)%	3 .69%	5 .23%	0.02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 53,887	$ 51,278	$ 77,832	$ 99,751	$ 128,067
Ratio of Expenses to Average Net Assets	1 .64%	1 .64%	1 .65%	1 .65%	1.65%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	1 .66%	1 .65%	1.65%
Ratio of Net Investment Income to Average Net Assets	5 .39%	4 .57%	4 .38%	4 .51%	4.09%
Portfolio Turnover Rate	30 .6%	15 .5%	15 .2%	26 .0%	20 .0%

	2009	2008	2007	2006	2005

INCOME FUND

Class C shares

Net Asset Value, Beginning of Period	$ 7 .85	$ 9 .02	$ 9 .12	$ 9 .08	$ 9.49
Income from Investment Operations:
Net Investment Income (Loss)	0 .46(a)	0.41(a)	0.40(a)	0.41	0.38
Net Realized and Unrealized Gain (Loss) on Investments	1 .45	(1 .16)	(0 .07)	0 .05	(0 .38)

Total From Investment Operations	1.91	(0.75)	0.33	0.46	–
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .46)	(0 .42)	(0 .43)	(0 .42)	(0 .41)

Total Dividends and Distributions	(0.46)	(0.42)	(0.43)	(0.42)	(0.41)

Net Asset Value, End of Period	$ 9.30	$ 7.85	$ 9.02	$ 9 .12	$ 9.08

Total Return(b)	25 .07%	(8 .68)%	3 .71%	5 .23%	0.01%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 36,367	$ 15,103	$ 12,107	$ 10,412	$ 10,761
Ratio of Expenses to Average Net Assets	1 .65%	1 .65%	1 .65%	1 .64%	1.66%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	1 .84%	1 .64%	1.66%
Ratio of Net Investment Income to Average Net Assets	5 .30%	4 .59%	4 .37%	4 .52%	4.08%
Portfolio Turnover Rate	30 .6%	15 .5%	15 .2%	26 .0%	20 .0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

444

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

INFLATION PROTECTION FUND

Class A shares

Net Asset Value, Beginning of Period	$ 7 .15	$ 9 .53	$ 9.67	$ 9.85	$ 10.13
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .12	0 .49	0 .41	0 .54	0 .21
Net Realized and Unrealized Gain (Loss) on Investments	0 .36	(2 .04)	(0 .14)	(0 .21)	(0 .32)

Total From Investment Operations	0.48	(1.55)	0.27	0.33	(0.11)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	(0 .72)	(0 .41)	(0 .50)	(0 .17)
Distributions from Realized Gains	–	–	–	(0 .01)	–
Tax Return of Capital Distribution	–	(0 .12)	–	–	–

Total Dividends and Distributions	(0.01)	(0.84)	(0.41)	(0.51)	(0.17)

Redemption fees	–	0.01	–	–	–

Net Asset Value, End of Period	$ 7.62	$ 7.15	$ 9.53	$ 9.67	$ 9.85

Total Return(c)	6 .71%	(17 .81)%	2 .88%	3 .38%	(1.09)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,568	$ 6,167	$ 4,223	$ 3,851	$ 1,508
Ratio of Expenses to Average Net Assets(e)	0 .90%	0 .90%	0 .90%	0 .95%	1.10%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(e),(g)	–	N/A	N/A	0.95%	1.10%(f)
Ratio of Net Investment Income to Average Net Assets	1 .60%	5 .54%	4 .34%	5 .57%	6.26%(f)
Portfolio Turnover Rate	109 .5%	32 .3%	88 .2%	51 .4%	45 .5%(f)

	2009	2008	2007(h)

INFLATION PROTECTION FUND

Class C shares

Net Asset Value, Beginning of Period	$ 7 .17	$ 9 .56	$ 9.49
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	0 .43	0 .30
Net Realized and Unrealized Gain (Loss) on Investments	0 .42	(2 .05)	0 .07

Total From Investment Operations	0.42	(1.62)	0.37
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	(0 .67)	(0 .30)
Tax Return of Capital Distribution	–	(0 .10)	–

Total Dividends and Distributions	(0.01)	(0.77)	(0.30)

Net Asset Value, End of Period	$ 7.58	$ 7.17	$ 9.56

Total Return(c)	5 .81%	(18 .45)%	4 .00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,488	$ 1,808	$ 838
Ratio of Expenses to Average Net Assets(e)	1 .65%	1 .65%	1 .65%(f)
Ratio of Net Investment Income to Average Net Assets	0 .00%	4 .89%	4 .06%(f)
Portfolio Turnover Rate	109 .5%	32 .3%	88 .2%(f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Excludes interest expense paid on borrowings through reverse repurchase agreements.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized loss of $.05 per share from January 10, 2007, through
January 16, 2007.

See accompanying notes.

445

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

INTERNATIONAL EMERGING MARKETS FUND

Class A shares

Net Asset Value, Beginning of Period	$ 13.76	$ 39 .50	$ 24.63	$ 19 .43	$ 17 .32
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .11	0 .21	0 .25	0 .14	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	6 .90	(20 .16)	16 .45	7 .04	2 .05

Total From Investment Operations	7.01	(19.95)	16.70	7.18	2.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	(0 .10)	(0 .08)	(0 .05)	–
Distributions from Realized Gains	–	(5 .69)	(1 .75)	(1 .93)	–

Total Dividends and Distributions	(0.04)	(5.79)	(1.83)	(1.98)	–

Net Asset Value, End of Period	$ 20.73	$ 13.76	$ 39.50	$ 24 .63	$ 19.43

Total Return(c)	51 .11%	(58 .51)%	72 .31%	39 .48%	12.18%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 111,976	$ 85,229	$ 225,132	$ 83,566	$ 55,053
Ratio of Expenses to Average Net Assets	2 .00%	1 .81%	1 .74%	1 .98%	1.98%(e)
Ratio of Net Investment Income to Average Net Assets	0 .71%	0 .78%	0 .86%	0 .63%	0.91%(e)
Portfolio Turnover Rate	133 .4%	127 .6%	141 .6%	134 .0%	181.2%(e),(f)

	2009	2008	2007	2006	2005(a)

INTERNATIONAL EMERGING MARKETS FUND

Class B shares

Net Asset Value, Beginning of Period	$ 13.39	$ 38 .83	$ 24.37	$ 19.34	$ 17 .32
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .05)	(0 .04)	–	(0 .04)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	6 .67	(19 .71)	16 .21	7 .00	2 .05

Total From Investment Operations	6.62	(19.75)	16.21	6.96	2.02
Less Dividends and Distributions:
Distributions from Realized Gains	–	(5 .69)	(1 .75)	(1 .93)	–

Total Dividends and Distributions	–	(5.69)	(1.75)	(1.93)	–

Net Asset Value, End of Period	$ 20.01	$ 13.39	$ 38.83	$ 24.37	$ 19.34

Total Return(c)	49 .44%	(58 .91)%	70 .81%	38 .41%	11.66%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 17,515	$ 12,272	$ 33,457	$ 14,597	$ 9,520
Ratio of Expenses to Average Net Assets	3 .08%	2 .72%	2 .62%	2 .81%	3.38%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .34)%	(0 .17)%	(0 .01)%	(0 .16)%	(0 .48)%(e)
Portfolio Turnover Rate	133 .4%	127 .6%	141 .6%	134 .0%	181.2%(e),(f)

	2009	2008	2007(g)

INTERNATIONAL EMERGING MARKETS FUND

Class C shares

Net Asset Value, Beginning of Period	$ 13 .58	$ 39 .30	$ 25.31
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .01)	(0 .03)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	6 .79	(20 .00)	13 .99

Total From Investment Operations	6.78	(20.03)	13.98
Less Dividends and Distributions:
Distributions from Realized Gains	–	(5 .69)	–

Total Dividends and Distributions	–	(5.69)	–

Redemption fees	–	–	0.01

Net Asset Value, End of Period	$ 20.36	$ 13.58	$ 39.30

Total Return(c)	49 .93%	(58 .91)%	55 .43%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,583	$ 6,248	$ 10,276
Ratio of Expenses to Average Net Assets(h)	2 .80%	2 .79%	2 .80%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .08)%	(0 .12)%	(0 .01)%(e)
Portfolio Turnover Rate	133 .4%	127 .6%	141 .6%(e)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.
(g) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.75 per share from January 10, 2007, through
January 16, 2007.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

446

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007(a)

INTERNATIONAL GROWTH FUND

Class A shares

Net Asset Value, Beginning of Period	$ 6 .95	$ 15 .53	$ 15.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0 .12	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	0 .89	(7 .46)	0 .54

Total From Investment Operations	0.95	(7.34)	0.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .03)	–
Distributions from Realized Gains	–	(1 .22)	–

Total Dividends and Distributions	(0.12)	(1.25)	–

Redemption fees	–	0.01	–

Net Asset Value, End of Period	$ 7.78	$ 6.95	$ 15.53

Total Return(c)	13 .92%	(51 .07)%	3 .53%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,792	$ 1,760	$ 375
Ratio of Expenses to Average Net Assets(e)	1 .60%	1 .60%	1 .60%(f)
Ratio of Net Investment Income to Average Net Assets	0 .87%	1 .03%	(0 .47)%(f)
Portfolio Turnover Rate	137 .7%	125 .2%	129 .4%(f)

	2009	2008	2007(a)

INTERNATIONAL GROWTH FUND

Class C shares

Net Asset Value, Beginning of Period	$ 6 .95	$ 15 .52	$ 15.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .01	0 .02	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	0 .88	(7 .37)	0 .54

Total From Investment Operations	0.89	(7.35)	0.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	–	–
Distributions from Realized Gains	–	(1 .22)	–

Total Dividends and Distributions	(0.05)	(1.22)	–

Net Asset Value, End of Period	$ 7.79	$ 6.95	$ 15.52

Total Return(c)	12 .86%	(51 .14)%	3 .47%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 437	$ 246	$ 22
Ratio of Expenses to Average Net Assets(e)	2 .35%	2 .35%	2 .35%(f)
Ratio of Net Investment Income to Average Net Assets	0 .12%	0 .22%	(1 .36)%(f)
Portfolio Turnover Rate	137 .7%	125 .2%	129 .4%(f)

(a) Period from October 1, 2007, date shares first offered, through October 31, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.

See accompanying notes.

447

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

LARGECAP BLEND FUND I

Class A shares

Net Asset Value, Beginning of Period	$ 6 .44	$ 10 .57	$ 9.46	$ 8.36	$ 8.20
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0 .08	0 .07	0 .06	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	0 .32	(3 .88)	1 .05	1 .10	0 .15

Total From Investment Operations	0.38	(3.80)	1.12	1.16	0.16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .05)	(0 .01)	(0 .03)	–
Distributions from Realized Gains	–	(0 .28)	–	(0 .03)	–

Total Dividends and Distributions	(0.07)	(0.33)	(0.01)	(0.06)	–

Net Asset Value, End of Period	$ 6.75	$ 6.44	$ 10.57	$ 9.46	$ 8.36

Total Return(c)	6 .05%	(37 .03)%	11 .81%	13 .97%	1.95%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 79,710	$ 82,298	$ 145,312	$ 138,832	$ 126,739
Ratio of Expenses to Average Net Assets	1 .44%(e)	1.11%	1.11%	1.11%	1.04%(f)
Ratio of Net Investment Income to Average Net Assets	0 .95%	0 .96%	0 .70%	0 .69%	0.41%(f)
Portfolio Turnover Rate	94 .4%	100 .6%	106 .2%	65 .1%	148.8%(f),(g)

	2009	2008	2007	2006	2005(a)

LARGECAP BLEND FUND I

Class B shares

Net Asset Value, Beginning of Period	$ 6.30	$ 10 .39	$ 9.39	$ 8.35	$ 8.20
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .03)	–	(0 .03)	(0 .02)	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .32	(3 .81)	1 .03	1 .09	0 .15

Total From Investment Operations	0.29	(3.81)	1.00	1.07	0.15
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .28)	–	(0 .03)	–

Total Dividends and Distributions	–	(0.28)	–	(0.03)	–

Net Asset Value, End of Period	$ 6.59	$ 6.30	$ 10.39	$ 9.39	$ 8.35

Total Return(c)	4 .60%	(37 .62)%	10 .65%	12 .87%	1.83%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,527	$ 5,947	$ 13,747	$ 17,761	$ 21,617
Ratio of Expenses to Average Net Assets	2 .94%(e)	2.07%	2.15%	2.05%	1.47%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .51)%	0 .02%	(0 .34)%	(0 .24)%	(0 .02)%(f)
Portfolio Turnover Rate	94 .4%	100 .6%	106 .2%	65 .1%	148.8%(f),(g)

	2009	2008	2007(h)

LARGECAP BLEND FUND I

Class C shares

Net Asset Value, Beginning of Period	$ 6.38	$ 10 .52	$ 9.84
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0 .02	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	0 .32	(3 .88)	0 .70

Total From Investment Operations	0.35	(3.86)	0.68
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–
Distributions from Realized Gains	–	(0 .28)	–

Total Dividends and Distributions	–	(0.28)	–

Net Asset Value, End of Period	$ 6.73	$ 6.38	$ 10.52

Total Return(c)	5 .51%	(37 .63)%	6 .91%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 748	$ 581	$ 970
Ratio of Expenses to Average Net Assets	1 .90%(e)	1.90%(e)	1.90%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0 .43%	0 .19%	(0 .29)%(f)
Portfolio Turnover Rate	94 .4%	100 .6%	106 .2%(f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and $268,000 from portfolio realignment.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.10 per share from January 10, 2007, through
January 16, 2007.

See accompanying notes.

448

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

LARGECAP BLEND FUND II

Class A shares

Net Asset Value, Beginning of Period	$ 7 .22	$ 12 .45	$ 11 .41	$ 10 .35	$ 10.30
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0 .06	0 .04	0 .05	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .73	(4 .22)	1 .61	1 .47	0 .05

Total From Investment Operations	0.78	(4.16)	1.65	1.52	0.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .03)	(0 .04)	(0 .02)	–
Distributions from Realized Gains	–	(1 .04)	(0 .57)	(0 .44)	–

Total Dividends and Distributions	(0.06)	(1.07)	(0.61)	(0.46)	–

Net Asset Value, End of Period	$ 7.94	$ 7.22	$ 12.45	$ 11 .41	$ 10.35

Total Return(c)	11 .03%	(36 .29)%	15 .07%	15 .08%	0.49%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 37,739	$ 37,841	$ 68,879	$ 59,400	$ 52,211
Ratio of Expenses to Average Net Assets	1 .67%(e)	1.35%	1.40%	1.40%	1.44%(f)
Ratio of Net Investment Income to Average Net Assets	0 .77%	0 .61%	0 .32%	0 .45%	(0.01)%(f)
Portfolio Turnover Rate	79 .8%	60 .0%	53 .2%	52 .1%	51.8%(f),(g)

	2009	2008	2007	2006	2005(a)

LARGECAP BLEND FUND II

Class B shares

Net Asset Value, Beginning of Period	$ 7 .10	$ 12 .33	$ 11 .33	$ 10 .32	$ 10.30
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	(0 .02)	(0 .04)	(0 .02)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	0 .72	(4 .17)	1 .61	1 .47	0 .05

Total From Investment Operations	0.72	(4.19)	1.57	1.45	0.02
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1 .04)	(0 .57)	(0 .44)	–

Total Dividends and Distributions	–	(1.04)	(0.57)	(0.44)	–

Net Asset Value, End of Period	$ 7.82	$ 7.10	$ 12.33	$ 11 .33	$ 10.32

Total Return(c)	10 .14%	(36 .82)%	14 .37%	14 .40%	0.19%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,229	$ 14,273	$ 27,824	$ 25,615	$ 22,978
Ratio of Expenses to Average Net Assets	2 .52%(e)	2.16%	2.09%	2.00%	2.15%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .06)%	(0 .19)%	(0 .37)%	(0 .15)%	(0 .71)%(f)
Portfolio Turnover Rate	79 .8%	60 .0%	53 .2%	52 .1%	51.8%(f),(g)

	2009	2008	2007(h)

LARGECAP BLEND FUND II

Class C shares

Net Asset Value, Beginning of Period	$ 7.13	$ 12 .38	$ 11.37
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	(0 .02)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	0 .72	(4 .19)	1 .07

Total From Investment Operations	0.74	(4.21)	1.01
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1 .04)	–

Total Dividends and Distributions	–	(1.04)	–

Net Asset Value, End of Period	$ 7.87	$ 7.13	$ 12.38

Total Return(c)	10 .38%	(36 .84)%	8 .88%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,100	$ 922	$ 1,182
Ratio of Expenses to Average Net Assets	2 .19%(e)	2.20%(e)	2.20%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0 .24%	(0 .25)%	(0 .65)%(f)
Portfolio Turnover Rate	79 .8%	60 .0%	53 .2%(f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and $136,000 from portfolio realignment.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.15 per share from January 10, 2007, through
January 16, 2007.

See accompanying notes.

449

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

LARGECAP GROWTH FUND

Class A shares

Net Asset Value, Beginning of Period	$ 6.09	$ 9.96	$ 7.78	$ 7.09	$ 6.79
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .03)	–	(0 .01)	–	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	0 .20	(3 .70)	2 .30	0 .69	0 .31

Total From Investment Operations	0.17	(3.70)	2.29	0.69	0.30
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .01)	–	–
Distributions from Realized Gains	–	(0 .15)	(0 .10)	–	–
Tax Return of Capital Distribution	–	(0 .02)	–	–	–

Total Dividends and Distributions	–	(0.17)	(0.11)	–	–

Net Asset Value, End of Period	$ 6.26	$ 6.09	$ 9.96	$ 7.78	$ 7.09

Total Return(c)	2 .79%	(37 .78)%	29 .78%	9 .73%	4.42%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 287,902	$ 321,555	$ 535,659	$ 280,969	$ 270,930
Ratio of Expenses to Average Net Assets(e)	1 .38%	1 .21%	1 .19%	1 .13%	1.01%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .46)%	(0 .02)%	(0 .09)%	0 .06%	(0.24)%(f)
Portfolio Turnover Rate	86 .5%	88 .8%	113 .1%(g)	93 .5%	169.0%(f),(h)

	2009	2008	2007	2006	2005(a)

LARGECAP GROWTH FUND

Class B shares

Net Asset Value, Beginning of Period	$ 5.91	$ 9.76	$ 7.69	$ 7.07	$ 6.79
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0.07)	(0.08)	(0.09)	(0.06)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	0.19	(3.60)	2.26	0.68	0.30

Total From Investment Operations	0.12	(3.68)	2.17	0.62	0.28
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.15)	(0.10)	–	–
Tax Return of Capital Distribution	–	(0.02)	–	–	–

Total Dividends and Distributions	–	(0.17)	(0.10)	–	–

Net Asset Value, End of Period	$ 6.03	$ 5.91	$ 9.76	$ 7.69	$ 7.07

Total Return(c)	2.03%	(38.36)%	28.52%	8.77%	4.12%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 22,560	$ 31,802	$ 94,254	$ 28,890	$ 35,551
Ratio of Expenses to Average Net Assets(e)	2.30%	2.13%	2.12%	2.03%	1.73%(f)
Ratio of Net Investment Income to Average Net Assets	(1.34)%	(0.91)%	(1.06)%	(0.85)%	(0.96)%(f)
Portfolio Turnover Rate	86.5%	88.8%	113.1%(g)	93.5%	169.0%(f),(h)

	2009	2008	2007(i)

LARGECAP GROWTH FUND

Class C shares

Net Asset Value, Beginning of Period	$ 6.00	$ 9 .90	$ 8.15
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .07)	(0 .07)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	0 .20	(3 .66)	1 .82

Total From Investment Operations	0.13	(3.73)	1.75
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .15)	–
Tax Return of Capital Distribution	–	(0 .02)	–

Total Dividends and Distributions	–	(0.17)	–

Net Asset Value, End of Period	$ 6.13	$ 6.00	$ 9.90

Total Return(c)	2 .17%	(38 .32)%	21 .47%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,067	$ 9,311	$ 8,037
Ratio of Expenses to Average Net Assets(e)	2 .13%	2 .02%	2 .03%(f)
Ratio of Net Investment Income to Average Net Assets	(1 .21)%	(0 .89)%	(1 .06)%(f)
Portfolio Turnover Rate	86 .5%	88 .8%	113.1%(f),(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.
(h) Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.
(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through
January 16, 2007.

See accompanying notes.

450

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

LARGECAP GROWTH FUND I

Class A shares

Net Asset Value, Beginning of Period	$ 5 .32	$ 9 .45	$ 8 .27	$ 8 .08	$ 7.93
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .06)	(0 .06)	(0 .05)	(0 .02)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	1 .51	(3 .67)	1 .60	0 .52	0 .17

Total From Investment Operations	1.45	(3.73)	1.55	0.50	0.15
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .40)	(0 .37)	(0 .31)	–

Total Dividends and Distributions	–	(0.40)	(0.37)	(0.31)	–

Net Asset Value, End of Period	$ 6.77	$ 5.32	$ 9.45	$ 8 .27	$ 8.08

Total Return(c)	27 .26%	(41 .07)%	19 .42%	6 .12%	1.89%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 39,354	$ 30,125	$ 55,689	$ 48,815	$ 48,782
Ratio of Expenses to Average Net Assets	1 .94%(e)	1.57%	1.59%	1.56%	1.47%(f)
Ratio of Net Investment Income to Average Net Assets	(1 .04)%	(0 .83)%	(0 .57)%	(0 .30)%	(0 .86)%(f)
Portfolio Turnover Rate	98 .9%	64 .5%	47 .7%	58 .5%	66.5%(f),(g)

	2009	2008	2007	2006	2005(a)

LARGECAP GROWTH FUND I

Class B shares

Net Asset Value, Beginning of Period	$ 5.16	$ 9 .25	$ 8 .18	$ 8 .06	$ 7.93
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .12)	(0 .13)	(0 .12)	(0 .09)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	1 .45	(3 .56)	1 .56	0 .52	0 .18

Total From Investment Operations	1.33	(3.69)	1.44	0.43	0.13
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .40)	(0 .37)	(0 .31)	–

Total Dividends and Distributions	–	(0.40)	(0.37)	(0.31)	–

Net Asset Value, End of Period	$ 6.49	$ 5.16	$ 9.25	$ 8 .18	$ 8.06

Total Return(c)	25 .78%	(41 .54)%	18 .25%	5 .24%	1.64%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,317	$ 5,467	$ 12,656	$ 13,696	$ 14,707
Ratio of Expenses to Average Net Assets	3 .17%(e)	2.47%	2.50%	2.39%	2.39%(f)
Ratio of Net Investment Income to Average Net Assets	(2 .27)%	(1 .73)%	(1 .46)%	(1 .12)%	(1 .79)%(f)
Portfolio Turnover Rate	98 .9%	64 .5%	47 .7%	58 .5%	66.5%(f),(g)

	2009	2008	2007(h)

LARGECAP GROWTH FUND I

Class C shares

Net Asset Value, Beginning of Period	$ 5.32	$ 9 .50	$ 8.55
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .07)	(0 .11)	(0 .10)
Net Realized and Unrealized Gain (Loss) on Investments	1 .51	(3 .67)	1 .05

Total From Investment Operations	1.44	(3.78)	0.95
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .40)	–

Total Dividends and Distributions	–	(0.40)	–

Net Asset Value, End of Period	$ 6.76	$ 5.32	$ 9.50

Total Return(c)	27 .07%	(41 .39)%	11 .11%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 998	$ 415	$ 652
Ratio of Expenses to Average Net Assets	2 .19%(e)	2.20%(e)	2.20%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(1 .30)%	(1 .46)%	(1 .44)%(f)
Portfolio Turnover Rate	98 .9%	64 .5%	47 .7%(f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through
January 16, 2007.

See accompanying notes.

451

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

LARGECAP GROWTH FUND II

Class A shares

Net Asset Value, Beginning of Period	$ 5.87	$ 9 .91	$ 8 .92	$ 8.15	$ 8.06
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .02)	(0 .04)	(0 .05)	(0 .05)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	0 .81	(3 .07)	1 .77	0 .91	0 .11

Total From Investment Operations	0.79	(3.11)	1.72	0.86	0.09
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .93)	(0 .73)	(0 .09)	–

Total Dividends and Distributions	–	(0.93)	(0.73)	(0.09)	–

Net Asset Value, End of Period	$ 6.66	$ 5.87	$ 9.91	$ 8.92	$ 8.15

Total Return(c)	13 .46%	(34 .55)%	20 .74%	10 .61%	1.12%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,188	$ 1,107	$ 1,235	$ 595	$ 141
Ratio of Expenses to Average Net Assets	1 .69%(e)	1.70%(e)	1.70%(e)	1.70%(e)	1 .70%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0 .26)%	(0 .53)%	(0 .55)%	(0 .58)%	(0 .80)%(f)
Portfolio Turnover Rate	140 .0%	132 .4%	138.3%(g)	143.4%	95.2%(f)

	2009	2008	2007(h)

LARGECAP GROWTH FUND II

Class C shares

Net Asset Value, Beginning of Period	$ 5.78	$ 9 .84	$ 8.52
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .06)	(0 .10)	(0 .10)
Net Realized and Unrealized Gain (Loss) on Investments	0 .79	(3 .03)	1 .42

Total From Investment Operations	0.73	(3.13)	1.32
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .93)	–

Total Dividends and Distributions	–	(0.93)	–

Net Asset Value, End of Period	$ 6.51	$ 5.78	$ 9.84

Total Return(c)	12 .63%	(35 .04)%	15 .49%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 531	$ 374	$ 418
Ratio of Expenses to Average Net Assets	2 .44%(e)	2.45%(e)	2.45%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0 .97)%	(1 .28)%	(1 .38)%(f)
Portfolio Turnover Rate	140 .0%	132 .4%	138.3%(f),(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of Partners LargeCap Growth Fund.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.27 per share from January 10, 2007, through
January 16, 2007.

See accompanying notes.

452

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

LARGECAP S&P 500 INDEX FUND

Class A shares

Net Asset Value, Beginning of Period	$ 6 .85	$ 11 .06	$ 9 .86	$ 8 .66	$ 8.59
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .11	0 .15	0 .14	0 .12	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	0 .48	(4 .10)	1 .21	1 .22	0 .04

Total From Investment Operations	0.59	(3.95)	1.35	1.34	0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .14)	(0 .12)	(0 .10)	–
Distributions from Realized Gains	–	(0 .12)	(0 .03)	(0 .04)	–

Total Dividends and Distributions	(0.13)	(0.26)	(0.15)	(0.14)	–

Net Asset Value, End of Period	$ 7.31	$ 6.85	$ 11.06	$ 9 .86	$ 8.66

Total Return(c)	9 .03%	(36 .55)%	13 .86%	15 .54%	0.81%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 55,393	$ 53,542	$ 90,317	$ 78,995	$ 72,994
Ratio of Expenses to Average Net Assets	0 .79%	0 .65%	0 .66%	0 .67%	0.64%(e)
Ratio of Net Investment Income to Average Net Assets	1 .69%	1 .57%	1 .34%	1 .31%	1.03%(e)
Portfolio Turnover Rate	7 .6%	8 .2%	5 .6%	3 .7%	11.5%(e),(f)

	2009	2008	2007(g)

LARGECAP S&P 500 INDEX FUND

Class C shares

Net Asset Value, Beginning of Period	$ 6 .81	$ 10 .99	$ 10.12
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .08	0 .08	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	0 .46	(4 .07)	0 .82

Total From Investment Operations	0.54	(3.99)	0.87
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .07)	–
Distributions from Realized Gains	–	(0 .12)	–

Total Dividends and Distributions	(0.10)	(0.19)	–

Net Asset Value, End of Period	$ 7.25	$ 6.81	$ 10.99

Total Return(c)	8 .11%	(36 .92)%	8 .60%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,898	$ 2,428	$ 2,691
Ratio of Expenses to Average Net Assets(h)	1 .30%	1 .30%	1 .30%(e)
Ratio of Net Investment Income to Average Net Assets	1 .20%	0 .92%	0 .56%(e)
Portfolio Turnover Rate	7 .6%	8 .2%	5 .6%(e)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.
(g) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.12 per share from January 10, 2007, through
January 16, 2007.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

453

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

LARGECAP VALUE FUND

Class A shares

Net Asset Value, Beginning of Period	$ 7.93	$ 13.53	$ 13.11	$ 11.34	$ 11 .31
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .14	0 .19	0 .19	0 .18	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	(0 .07)	(4 .59)	1 .00	1 .98	(0 .02)

Total From Investment Operations	0.07	(4.40)	1.19	2.16	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .16)	(0 .17)	(0 .10)	–
Distributions from Realized Gains	–	(1 .04)	(0 .60)	(0 .29)	–

Total Dividends and Distributions	(0.16)	(1.20)	(0.77)	(0.39)	–

Net Asset Value, End of Period	$ 7.84	$ 7.93	$ 13.53	$ 13.11	$ 11.34

Total Return(c)	1 .01%	(35 .48)%	9 .47%	19 .53%	0.27%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 152,407	$ 171,897	$ 298,926	$ 295,285	$ 281,278
Ratio of Expenses to Average Net Assets	1 .11%	0 .97%	0 .94%	0 .90%	0.80%(e)
Ratio of Net Investment Income to Average Net Assets	1 .91%	1 .78%	1 .41%	1 .50%	1.18%(e)
Portfolio Turnover Rate	170 .2%	132 .1%	100 .3%	92 .8%	181.1%(e),(f)

	2009	2008	2007	2006	2005(a)

LARGECAP VALUE FUND

Class B shares

Net Asset Value, Beginning of Period	$ 7.87	$ 13 .42	$ 13.00	$ 11.33	$ 11 .31
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0 .09	0 .04	0 .06	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	(0 .07)	(4 .57)	1 .01	1 .96	(0 .01)

Total From Investment Operations	(0.03)	(4.48)	1.05	2.02	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	(0 .03)	(0 .03)	(0 .06)	–
Distributions from Realized Gains	–	(1 .04)	(0 .60)	(0 .29)	–

Total Dividends and Distributions	(0.04)	(1.07)	(0.63)	(0.35)	–

Net Asset Value, End of Period	$ 7.80	$ 7.87	$ 13.42	$ 13.00	$ 11.33

Total Return(c)	(0 .37)%	(36 .08)%	8 .37%	18 .18%	0.18%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,575	$ 9,598	$ 20,306	$ 23,025	$ 24,515
Ratio of Expenses to Average Net Assets	2 .42%	1 .96%	2 .01%	1 .88%	1.22%(e)
Ratio of Net Investment Income to Average Net Assets	0 .62%	0 .80%	0 .34%	0 .52%	0.77%(e)
Portfolio Turnover Rate	170 .2%	132 .1%	100 .3%	92 .8%	181.1%(e),(f)

	2009	2008	2007(g)

LARGECAP VALUE FUND

Class C shares

Net Asset Value, Beginning of Period	$ 7 .89	$ 13 .44	$ 12.80
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .09	0 .11	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	(0 .08)	(4 .55)	0 .59

Total From Investment Operations	0.01	(4.44)	0.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .07)	–
Distributions from Realized Gains	–	(1 .04)	–

Total Dividends and Distributions	(0.14)	(1.11)	–

Net Asset Value, End of Period	$ 7.76	$ 7.89	$ 13.44

Total Return(c)	0 .28%	(35 .81)%	5 .00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,300	$ 1,130	$ 1,043
Ratio of Expenses to Average Net Assets(h)	1 .70%	1 .70%	1 .70%(e)
Ratio of Net Investment Income to Average Net Assets	1 .31%	1 .02%	0 .44%(e)
Portfolio Turnover Rate	170 .2%	132 .1%	100 .3%(e)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.
(g) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.13 per share from January 10, 2007, through
January 16, 2007.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

454

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

LARGECAP VALUE FUND III

Class A shares

Net Asset Value, Beginning of Period	$ 8 .47	$ 15 .88	$ 15 .58	$ 13 .51	$ 13.59
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .13	0 .22	0 .18	0 .16	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	0 .26	(6 .50)	0 .97	2 .51	(0 .10)

Total From Investment Operations	0.39	(6.28)	1.15	2.67	(0.08)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .19)	(0 .14)	(0 .09)	–
Distributions from Realized Gains	–	(0 .94)	(0 .71)	(0 .51)	–

Total Dividends and Distributions	(0.15)	(1.13)	(0.85)	(0.60)	–

Net Asset Value, End of Period	$ 8.71	$ 8.47	$ 15.88	$ 15 .58	$ 13.51

Total Return(c)	4 .79%	(42 .36)%	7 .63%	20 .40%	(0.59)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 30,568	$ 32,423	$ 69,156	$ 64,815	$ 53,806
Ratio of Expenses to Average Net Assets	1 .15%(e)	1.43%	1.41%	1.41%	1.49%(f)
Ratio of Net Investment Income to Average Net Assets	1 .70%	1 .81%	1 .17%	1 .10%	0.47%(f)
Portfolio Turnover Rate	98 .7%	55 .3%	29 .2%	20 .7%	28.1%(f),(g)

	2009	2008	2007	2006	2005(a)

LARGECAP VALUE FUND III

Class B shares

Net Asset Value, Beginning of Period	$ 8.42	$ 15 .81	$ 15 .54	$ 13 .47	$ 13.59
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .08	0 .11	0 .06	0 .07	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	0 .25	(6 .47)	0 .96	2 .51	(0 .10)

Total From Investment Operations	0.33	(6.36)	1.02	2.58	(0.12)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .09)	(0 .04)	–	–
Distributions from Realized Gains	–	(0 .94)	(0 .71)	(0 .51)	–

Total Dividends and Distributions	(0.03)	(1.03)	(0.75)	(0.51)	–

Net Asset Value, End of Period	$ 8.72	$ 8.42	$ 15.81	$ 15 .54	$ 13.47

Total Return(c)	3 .97%	(42 .87)%	6 .74%	19 .67%	(0.88)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,596	$ 10,135	$ 23,269	$ 23,374	$ 20,509
Ratio of Expenses to Average Net Assets	1 .90%(e)	2.30%	2.18%	2.05%	2.28%(f)
Ratio of Net Investment Income to Average Net Assets	0 .99%	0 .94%	0 .40%	0 .46%	(0.33)%(f)
Portfolio Turnover Rate	98 .7%	55 .3%	29 .2%	20 .7%	28.1%(f),(g)

	2009	2008	2007(h)

LARGECAP VALUE FUND III

Class C shares

Net Asset Value, Beginning of Period	$ 8.43	$ 15 .80	$ 15.39
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .07	0 .11	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	0 .25	(6 .46)	0 .39

Total From Investment Operations	0.32	(6.35)	0.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	(0 .08)	–
Distributions from Realized Gains	–	(0 .94)	–

Total Dividends and Distributions	(0.05)	(1.02)	–

Net Asset Value, End of Period	$ 8.70	$ 8.43	$ 15.80

Total Return(c)	3 .92%	(42 .78)%	2 .66%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 866	$ 884	$ 1,363
Ratio of Expenses to Average Net Assets	1 .90%(e)	2.25%(e)	2.25%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0 .94%	0 .95%	0 .13%(f)
Portfolio Turnover Rate	98 .7%	55 .3%	29 .2%(f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and $331,000 from portfolio realignment.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through
January 16, 2007.

See accompanying notes.

455

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

MIDCAP BLEND FUND

Class A shares

Net Asset Value, Beginning of Period	$ 9.54	$ 15.97	$ 14.89	$ 13.78	$ 13.28
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	(0 .01)	0 .01	0 .04	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	1 .43	(4 .94)	2 .52	1 .81	0 .49

Total From Investment Operations	1.43	(4.95)	2.53	1.85	0.50
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .03)	(0 .03)	–
Distributions from Realized Gains	(0 .52)	(1 .48)	(1 .42)	(0 .71)	–

Total Dividends and Distributions	(0.52)	(1.48)	(1.45)	(0.74)	–

Net Asset Value, End of Period	$ 10.45	$ 9.54	$ 15.97	$ 14.89	$ 13.78

Total Return(c)	16 .52%	(33 .98)%	18 .27%	13 .87%	3.77%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 435,797	$ 362,130	$ 596,568	$ 549,528	$ 517,870
Ratio of Expenses to Average Net Assets(e)	1 .23%	1 .06%	1 .02%	1 .02%	1.02%(f)
Ratio of Net Investment Income to Average Net Assets	0 .02%	(0 .05)%	0 .03%	0 .28%	0.21%(f)
Portfolio Turnover Rate	12 .9%	26 .8%	30 .6%	43 .4%	133.8%(f),(g)

	2009	2008	2007	2006	2005(a)

MIDCAP BLEND FUND

Class B shares

Net Asset Value, Beginning of Period	$ 9.46	$ 15 .92	$ 14.86	$ 13.76	$ 13.28
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .09)	(0 .06)	(0 .04)	–	–
Net Realized and Unrealized Gain (Loss) on Investments	1 .39	(4 .92)	2 .52	1 .81	0 .48

Total From Investment Operations	1.30	(4.98)	2.48	1.81	0.48
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .52)	(1 .48)	(1 .42)	(0 .71)	–

Total Dividends and Distributions	(0.52)	(1.48)	(1.42)	(0.71)	–

Net Asset Value, End of Period	$ 10.24	$ 9.46	$ 15.92	$ 14.86	$ 13.76

Total Return(c)	15 .21%	(34 .31)%	17 .93%	13 .60%	3.61%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 42,993	$ 35,769	$ 69,393	$ 68,090	$ 71,900
Ratio of Expenses to Average Net Assets(e)	2 .27%	1 .50%	1 .32%	1 .32%	1.32%(f)
Ratio of Net Investment Income to Average Net Assets	(1 .01)%	(0 .48)%	(0 .26)%	(0 .02)%	(0 .09)%(f)
Portfolio Turnover Rate	12 .9%	26 .8%	30 .6%	43 .4%	133.8%(f),(g)

	2009	2008	2007(h)

MIDCAP BLEND FUND

Class C shares

Net Asset Value, Beginning of Period	$ 9 .38	$ 15 .86	$ 14.20
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .07)	(0 .12)	(0 .12)
Net Realized and Unrealized Gain (Loss) on Investments	1 .39	(4 .88)	1 .78

Total From Investment Operations	1.32	(5.00)	1.66
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .52)	(1 .48)	–

Total Dividends and Distributions	(0.52)	(1.48)	–

Net Asset Value, End of Period	$ 10.18	$ 9.38	$ 15.86

Total Return(c)	15 .57%	(34 .58)%	11 .69%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,048	$ 3,639	$ 3,914
Ratio of Expenses to Average Net Assets(e)	1 .95%	1 .95%	1 .95%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .73)%	(0 .94)%	(0 .98)%(f)
Portfolio Turnover Rate	12 .9%	26 .8%	30 .6%(f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through
January 16, 2007.

See accompanying notes.

456

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

MIDCAP GROWTH FUND III

Class A shares

Net Asset Value, Beginning of Period	$ 6.20	$ 11 .99	$ 9.46	$ 8.77	$ 8.40
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .06)	(0 .10)	(0 .12)	(0 .09)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	1 .06	(4 .92)	2 .93	0 .85	0 .41

Total From Investment Operations	1.00	(5.02)	2.81	0.76	0.37
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .77)	(0 .28)	(0 .07)	–

Total Dividends and Distributions	–	(0.77)	(0.28)	(0.07)	–

Net Asset Value, End of Period	$ 7.20	$ 6.20	$ 11.99	$ 9.46	$ 8.77

Total Return(c)	16 .13%	(44 .68)%	30 .43%	8 .64%	4.40%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 26,926	$ 21,252	$ 39,400	$ 27,926	$ 25,628
Ratio of Expenses to Average Net Assets	1 .74%(e)	1.73%(e)	1.75%(e)	1.75%(e)	1.75%(e),(f)
Ratio of Gross Expenses to Average Net Assets	1 .98%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .92)%	(1 .05)%	(1 .17)%	(0 .97)%	(1 .40)%(f)
Portfolio Turnover Rate	126 .2%	167 .3%	144 .9%	145 .8%	185.7%(f),(g)

	2009	2008	2007	2006	2005(a)

MIDCAP GROWTH FUND III

Class B shares

Net Asset Value, Beginning of Period	$ 6.04	$ 11 .78	$ 9.36	$ 8.75	$ 8.40
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .10)	(0 .17)	(0 .20)	(0 .16)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	1 .03	(4 .80)	2 .90	0 .84	0 .41

Total From Investment Operations	0.93	(4.97)	2.70	0.68	0.35
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .77)	(0 .28)	(0 .07)	–

Total Dividends and Distributions	–	(0.77)	(0.28)	(0.07)	–

Net Asset Value, End of Period	$ 6.97	$ 6.04	$ 11.78	$ 9.36	$ 8.75

Total Return(c)	15 .40%	(45 .07)%	29 .55%	7 .74%	4.17%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,206	$ 5,477	$ 12,895	$ 10,516	$ 10,436
Ratio of Expenses to Average Net Assets	2 .49%(e)	2.50%(e)	2.50%(e)	2.50%(e)	2.50%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(1 .66)%	(1 .81)%	(1 .91)%	(1 .71)%	(2 .14)%(f)
Portfolio Turnover Rate	126 .2%	167 .3%	144 .9%	145 .8%	185.7%(f),(g)

	2009	2008	2007(h)

MIDCAP GROWTH FUND III

Class C shares

Net Asset Value, Beginning of Period	$ 6.15	$ 11 .99	$ 9.79
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .10)	(0 .17)	(0 .17)
Net Realized and Unrealized Gain (Loss) on Investments	1 .03	(4 .90)	2 .37

Total From Investment Operations	0.93	(5.07)	2.20
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .77)	–

Total Dividends and Distributions	–	(0.77)	–

Net Asset Value, End of Period	$ 7.08	$ 6.15	$ 11.99

Total Return(c)	15 .12%	(45 .12)%	22 .47%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,513	$ 778	$ 1,070
Ratio of Expenses to Average Net Assets	2 .49%(e)	2.50%(e)	2.50%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(1 .69)%	(1 .82)%	(1 .94)%(f)
Portfolio Turnover Rate	126 .2%	167 .3%	144 .9%(f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and $23,000 from portfolio realignment.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.17 per share from January 10, 2007, through
January 16, 2007.

See accompanying notes.

457

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

2009(a)

MIDCAP VALUE FUND I

Class A shares

Net Asset Value, Beginning of Period	$ 6.24
Income from Investment Operations:
Net Investment Income (Loss)	0.03
Net Realized and Unrealized Gain (Loss) on Investments	3.39

Total From Investment Operations	3.42

Net Asset Value, End of Period	$ 9.66

Total Return(b)	54.81%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,996
Ratio of Expenses to Average Net Assets	1.34%(d),(e)
Ratio of Net Investment Income to Average Net Assets	0.53%(d)
Portfolio Turnover Rate	95.7%(d)

2009(a)

MIDCAP VALUE FUND I

Class B shares

Net Asset Value, Beginning of Period	$ 6.24
Income from Investment Operations:
Net Investment Income (Loss)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	3.38

Total From Investment Operations	3.37

Net Asset Value, End of Period	$ 9.61

Total Return(b)	54.01%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,063
Ratio of Expenses to Average Net Assets	2.09%(d),(e)
Ratio of Net Investment Income to Average Net Assets	(0.21)%(d)
Portfolio Turnover Rate	95.7%(d)

2009(a)

MIDCAP VALUE FUND I

Class C shares

Net Asset Value, Beginning of Period	$ 6.24
Income from Investment Operations:
Net Investment Income (Loss)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	3.38

Total From Investment Operations	3.37

Net Asset Value, End of Period	$ 9.61

Total Return(b)	54.01%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,091
Ratio of Expenses to Average Net Assets	2.09%(d),(e)
Ratio of Net Investment Income to Average Net Assets	(0.23)%(d)
Portfolio Turnover Rate	95.7%(d)

(a) Period from March 2, 2009, date shares first offered, through October 31, 2009.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

458

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

MONEY MARKET FUND

Class A shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .01	0 .03	0 .05	0 .04	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	(0 .01)	–	–	–	–

Total From Investment Operations	–	0.03	0.05	0.04	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .03)	(0 .05)	(0 .04)	(0 .01)

Total Dividends and Distributions	–	(0.03)	(0.05)	(0.04)	(0.01)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(c)	0 .47%	3 .02%	5 .02%	4 .41%	1.02%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 637,007	$ 775,670	$ 1,953,474	$ 431,696	$ 344,589
Ratio of Expenses to Average Net Assets	0 .55%	0 .50%(e)	0.44%(e)	0.54%(e)	0.60%(e),(f)
Ratio of Gross Expenses to Average Net Assets(g)	0 .58%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .51%	3 .19%	4 .91%	4 .35%	2.95%(f)

	2009	2008	2007	2006	2005(a)

MONEY MARKET FUND

Class B shares

Net Asset Value, Beginning of Period	$ 1 .00	$ 1 .00	$ 1 .00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	0 .02	0 .04	0 .03	0 .01

Total From Investment Operations	–	0.02	0.04	0.03	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .02)	(0 .04)	(0 .03)	(0 .01)

Total Dividends and Distributions	–	(0.02)	(0.04)	(0.03)	(0.01)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(c)	0 .16%	2 .03%	4 .04%	2 .90%	0.59%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 66,726	$ 87,353	$ 33,265	$ 2,976	$ 3,099
Ratio of Expenses to Average Net Assets	0 .89%	1 .50%(e)	1.41%(e)	1.98%(e)	1 .87%(e),(f)
Ratio of Gross Expenses to Average Net Assets(h)	1 .62%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .17%	1 .87%	3 .95%	2 .90%	1.67%(f)

	2009	2008	2007(i)

MONEY MARKET FUND

Class C shares

Net Asset Value, Beginning of Period	$ 1 .00	$ 1 .00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	0 .02	0 .03

Total From Investment Operations	–	0.02	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .02)	(0 .03)

Total Dividends and Distributions	–	(0.02)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00

Total Return(c)	0 .21%	2 .08%	2 .94%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 30,747	$ 42,966	$ 11,214
Ratio of Expenses to Average Net Assets	0 .83%	1 .44%(e)	1.70%(e),(f)
Ratio of Gross Expenses to Average Net Assets(h)	1 .63%	–	–
Ratio of Net Investment Income to Average Net Assets	0 .23%	1 .84%	3 .67%(f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Excludes expense reimbursement from Manager.
(h) Excludes expense reimbursement from Manager and/or Underwriter.
(i) Period from January 16, 2007, date shares first offered, through October 31, 2007.

See accompanying notes.

459

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

PREFERRED SECURITIES FUND

Class A shares

Net Asset Value, Beginning of Period	$ 6.68	$ 10.11	$ 10.76	$ 10.60	$ 10.94
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.59	0.58	0.59	0.57	0.19
Net Realized and Unrealized Gain (Loss) on Investments	2.20	(3.45)	(0.63)	0.09	(0.26)

Total From Investment Operations	2.79	(2.87)	(0.04)	0.66	(0.07)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.59)	(0.56)	(0.61)	(0.50)	(0.27)

Total Dividends and Distributions	(0.59)	(0.56)	(0.61)	(0.50)	(0.27)

Net Asset Value, End of Period	$ 8.88	$ 6.68	$ 10.11	$ 10.76	$ 10.60

Total Return(c)	44.34%	(29.61)%	(0.45)%	6.44%	(0.66)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 669,875	$ 190,999	$ 81,441	$ 7,105	$ 2,174
Ratio of Expenses to Average Net Assets(e)	1.00%	1.00%	1.00%	1.08%	1.35%(f)
Ratio of Net Investment Income to Average Net Assets	7.87%	6.61%	5.65%	5.42%	5.07%(f)
Portfolio Turnover Rate	26.2%	18.7%	33.9%	22.4%	17.8%(f)

	2009	2008	2007(g)

PREFERRED SECURITIES FUND

Class C shares

Net Asset Value, Beginning of Period	$ 6.68	$ 10.11	$ 10.79
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .53	0 .52	0 .39
Net Realized and Unrealized Gain (Loss) on Investments	2 .20	(3 .46)	(0 .68)

Total From Investment Operations	2.73	(2.94)	(0.29)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .54)	(0 .49)	(0 .39)

Total Dividends and Distributions	(0.54)	(0.49)	(0.39)

Net Asset Value, End of Period	$ 8.87	$ 6.68	$ 10.11

Total Return(c)	43 .19%	(30 .14)%	(2 .72)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 432,896	$ 116,229	$ 21,750
Ratio of Expenses to Average Net Assets(e)	1 .75%	1 .75%	1 .75%(f)
Ratio of Net Investment Income to Average Net Assets	7 .14%	5 .94%	4 .85%(f)
Portfolio Turnover Rate	26 .2%	18 .7%	33 .9%(f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 per share of net investment income and incurred a net realized and unrealized loss of $.02 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

460

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

PRINCIPAL CAPITAL APPRECIATION FUND(a)

Class A shares

Net Asset Value, Beginning of Period	$ 30.71	$ 49.35	$ 43.09	$ 38.99	$ 35.04
Income from Investment Operations:
Net Investment Income (Loss)	0 .18(b)	0.23(b)	0.30(b)	0.18	0.25
Net Realized and Unrealized Gain (Loss) on Investments	3 .34	(15 .43)	7 .13	5 .02	4 .33

Total From Investment Operations	3.52	(15.20)	7.43	5.20	4.58
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .23)	(0 .18)	(0 .13)	(0 .20)
Distributions from Realized Gains	(1 .52)	(3 .21)	(0 .99)	(0 .97)	(0 .43)

Total Dividends and Distributions	(1.68)	(3.44)	(1.17)	(1.10)	(0.63)

Net Asset Value, End of Period	$ 32.55	$ 30.71	$ 49.35	$ 43.09	$ 38.99

Total Return(c)	12 .58%	(32 .95)%	17 .59%	13 .50%	13.13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 375,874	$ 390,075	$ 956,005	$ 880,755	$ 735,037
Ratio of Expenses to Average Net Assets	1 .07%	0 .93%	0 .83%	0 .85%	0.91%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	0 .83%	0 .85%	0.91%
Ratio of Net Investment Income to Average Net Assets	0 .65%	0 .57%	0 .63%	0 .44%	0.68%
Portfolio Turnover Rate	23 .8%	9 .7%	17 .6%	15 .0%	13 .0%

	2009	2008	2007	2006	2005

PRINCIPAL CAPITAL APPRECIATION FUND(a)

Class B shares

Net Asset Value, Beginning of Period	$ 26.58	$ 43 .33	$ 38.16	$ 34.84	$ 31.48
Income from Investment Operations:
Net Investment Income (Loss)	(0 .10)(b)	(0.14)(b)	(0.10)(b)	(0.18)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	2 .85	(13 .40)	6 .26	4 .47	3 .88

Total From Investment Operations	2.75	(13.54)	6.16	4.29	3.79
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .52)	(3 .21)	(0 .99)	(0 .97)	(0 .43)

Total Dividends and Distributions	(1.52)	(3.21)	(0.99)	(0.97)	(0.43)

Net Asset Value, End of Period	$ 27.81	$ 26.58	$ 43.33	$ 38.16	$ 34.84

Total Return(c)	11 .42%	(33 .59)%	16 .46%	12 .45%	12.09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 80,421	$ 92,828	$ 185,705	$ 184,340	$ 167,531
Ratio of Expenses to Average Net Assets	2 .12%	1 .88%	1 .74%	1 .78%	1.85%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	1 .74%	1 .78%	1.85%
Ratio of Net Investment Income to Average Net Assets	(0 .39)%	(0 .41)%	(0 .27)%	(0 .49)%	(0 .26)%
Portfolio Turnover Rate	23 .8%	9 .7%	17 .6%	15 .0%	13 .0%

	2009	2008	2007	2006	2005

PRINCIPAL CAPITAL APPRECIATION FUND(a)

Class C shares

Net Asset Value, Beginning of Period	$ 26 .71	$ 43 .53	$ 38 .31	$ 34 .94	$ 31.56
Income from Investment Operations:
Net Investment Income (Loss)	(0 .11)(b)	(0.14)(b)	(0.08)(b)	(0.16)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	2 .86	(13 .47)	6 .29	4 .50	3 .88

Total From Investment Operations	2.75	(13.61)	6.21	4.34	3.82
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0 .01)
Distributions from Realized Gains	(1 .52)	(3 .21)	(0 .99)	(0 .97)	(0 .43)

Total Dividends and Distributions	(1.52)	(3.21)	(0.99)	(0.97)	(0.44)

Net Asset Value, End of Period	$ 27.94	$ 26.71	$ 43.53	$ 38 .31	$ 34.94

Total Return(c)	11 .36%	(33 .60)%	16 .56%	12 .53%	12.18%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,610	$ 12,632	$ 22,174	$ 21,039	$ 13,613
Ratio of Expenses to Average Net Assets	2 .15%	1 .87%	1 .69%	1 .69%	1.78%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	1 .74%	1 .69%	1.78%
Ratio of Net Investment Income to Average Net Assets	(0 .46)%	(0 .40)%	(0 .23)%	(0 .40)%	(0 .19)%
Portfolio Turnover Rate	23 .8%	9 .7%	17 .6%	15 .0%	13 .0%

(a) Effective June 30, 2009, West Coast Equity Fund changed its name to Principal Capital Appreciation Fund.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

461

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

REAL ESTATE SECURITIES FUND

Class A shares

Net Asset Value, Beginning of Period	$ 11.83	$ 24 .97	$ 27.56	$ 20.43	$ 20.12
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .28	0 .27	0 .19	0 .14	0 .09
Net Realized and Unrealized Gain (Loss) on Investments	(0 .21)	(7 .39)	(0 .60)	7 .80	0 .35

Total From Investment Operations	0.07	(7.12)	(0.41)	7.94	0.44
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .28)	(0 .29)	(0 .11)	(0 .19)	(0 .13)
Distributions from Realized Gains	–	(5 .73)	(2 .07)	(0 .62)	–

Total Dividends and Distributions	(0.28)	(6.02)	(2.18)	(0.81)	(0.13)

Net Asset Value, End of Period	$ 11.62	$ 11.83	$ 24.97	$ 27.56	$ 20.43

Total Return(c)	1 .30%	(36 .02)%	(1 .92)%	40 .07%	2.20%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 63,894	$ 64,787	$ 124,434	$ 125,408	$ 80,894
Ratio of Expenses to Average Net Assets(e)	1 .28%	1 .28%	1 .29%	1 .43%	1.49%(f)
Ratio of Net Investment Income to Average Net Assets	2 .88%	1 .62%	0 .75%	0 .61%	1.29%(f)
Portfolio Turnover Rate	57 .3%	47 .2%	77 .8%(g)	37.8%	26.7%(f),(h)

	2009	2008	2007	2006	2005(a)

REAL ESTATE SECURITIES FUND

Class B shares

Net Asset Value, Beginning of Period	$ 11 .74	$ 24 .83	$ 27 .56	$ 20 .44	$ 20.12
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .21	0 .13	(0 .02)	0 .02	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	(0 .22)	(7 .32)	(0 .60)	7 .80	0 .35

Total From Investment Operations	(0.01)	(7.19)	(0.62)	7.82	0.38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .20)	(0 .17)	(0 .04)	(0 .08)	(0 .06)
Distributions from Realized Gains	–	(5 .73)	(2 .07)	(0 .62)	–

Total Dividends and Distributions	(0.20)	(5.90)	(2.11)	(0.70)	(0.06)

Net Asset Value, End of Period	$ 11.53	$ 11.74	$ 24.83	$ 27 .56	$ 20.44

Total Return(c)	0 .46%	(36 .50)%	(2 .74)%	39 .33%	1.90%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,502	$ 14,551	$ 31,026	$ 29,044	$ 22,712
Ratio of Expenses to Average Net Assets(e)	2 .08%	2 .08%	2 .07%	1 .95%	2.38%(f)
Ratio of Net Investment Income to Average Net Assets	2 .18%	0 .81%	(0 .06)%	0 .10%	0.39%(f)
Portfolio Turnover Rate	57 .3%	47 .2%	77 .8%(g)	37.8%	26.7%(f),(h)

	2009	2008	2007(i)

REAL ESTATE SECURITIES FUND

Class C shares

Net Asset Value, Beginning of Period	$ 11.77	$ 24 .89	$ 27.41
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .21	0 .15	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	(0 .20)	(7 .36)	(2 .44)

Total From Investment Operations	0.01	(7.21)	(2.52)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .22)	(0 .18)	–
Distributions from Realized Gains	–	(5 .73)	–

Total Dividends and Distributions	(0.22)	(5.91)	–

Net Asset Value, End of Period	$ 11.56	$ 11.77	$ 24.89

Total Return(c)	0 .62%	(36 .48)%	(9 .19)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,172	$ 4,382	$ 7,976
Ratio of Expenses to Average Net Assets(e)	1 .98%	1 .98%	1 .99%(f)
Ratio of Net Investment Income to Average Net Assets	2 .15%	0 .93%	(0 .37)%(f)
Portfolio Turnover Rate	57 .3%	47 .2%	77.8%(f),(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.
(h) Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.
(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.89 per share from January 10, 2007, through
January 16, 2007.

See accompanying notes.

462

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

SHORT-TERM BOND FUND

Class A shares

Net Asset Value, Beginning of Period	$ 8.44	$ 9.79	$ 9.93	$ 9.97	$ 10.12
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.43	0.45	0.46	0.41	0.11
Net Realized and Unrealized Gain (Loss) on Investments	0.26	(1.33)	(0.11)	0.01	(0.10)

Total From Investment Operations	0.69	(0.88)	0.35	0.42	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.44)	(0.47)	(0.49)	(0.46)	(0.16)

Total Dividends and Distributions	(0.44)	(0.47)	(0.49)	(0.46)	(0.16)

Net Asset Value, End of Period	$ 8.69	$ 8.44	$ 9.79	$ 9.93	$ 9.97

Total Return(c)	8.65%	(9.33)%	3.57%	4.29%	0.07%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 58,642	$ 62,240	$ 89,390	$ 93,951	$ 122,471
Ratio of Expenses to Average Net Assets	0.82%	0.79%	0.78%	0.96%	0.80%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	0.73%	0.70%(e)
Ratio of Net Investment Income to Average Net Assets	5.22%	4.82%	4.66%	4.10%	3.15%(e)
Portfolio Turnover Rate	33.9%	22.1%	42.8%	49.1%	110.8%(e),(g)

	2009	2008	2007(h)

SHORT-TERM BOND FUND

Class C shares

Net Asset Value, Beginning of Period	$ 8 .44	$ 9 .79	$ 9.93
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .33	0 .37	0 .30
Net Realized and Unrealized Gain (Loss) on Investments	0 .29	(1 .34)	(0 .11)

Total From Investment Operations	0.62	(0.97)	0.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .37)	(0 .38)	(0 .33)

Total Dividends and Distributions	(0.37)	(0.38)	(0.33)

Redemption fees	0 .01	–	–

Net Asset Value, End of Period	$ 8.70	$ 8.44	$ 9.79

Total Return(c)	7 .80%	(10 .18)%	1 .91%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,784	$ 1,641	$ 1,585
Ratio of Expenses to Average Net Assets(i)	1 .70%	1 .70%	1 .70%(e)
Ratio of Net Investment Income to Average Net Assets	3 .98%	3 .91%	3 .79%(e)
Portfolio Turnover Rate	33 .9%	22 .1%	42 .8%(e)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes interest expense paid on borrowings through reverse repurchase agreements.
(g) Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 of net investment income per share and incurred a net realized and unrealized loss of $.01 per share from January 10, 2007, through January 16, 2007.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

463

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

SHORT-TERM INCOME FUND(a)

Class A shares

Net Asset Value, Beginning of Period	$ 11.16	$ 11 .59	$ 11 .60	$ 11 .55	$ 11.90
Income from Investment Operations:
Net Investment Income (Loss)	0 .41(b)	0.43(b)	0.29(b)	0.40	0.40
Net Realized and Unrealized Gain (Loss) on Investments	0 .69	(0 .43)	0 .11	0 .05	(0 .35)

Total From Investment Operations	1.10	–	0.40	0.45	0.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .42)	(0 .43)	(0 .41)	(0 .40)	(0 .40)

Total Dividends and Distributions	(0.42)	(0.43)	(0.41)	(0.40)	(0.40)

Net Asset Value, End of Period	$ 11.84	$ 11.16	$ 11.59	$ 11 .60	$ 11.55

Total Return(c)	10 .06%	(0 .06)%	4 .14%	4 .15%	0.49%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 135,394	$ 36,725	$ 36,639	$ 32,081	$ 36,287
Ratio of Expenses to Average Net Assets	0 .83%	0 .95%	0 .95%	0 .95%	0.81%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	0 .97%	0 .95%	0.93%
Ratio of Net Investment Income to Average Net Assets	3 .54%	3 .67%	4 .11%	3 .54%	3.36%
Portfolio Turnover Rate	40 .8%	64 .5%	29 .4%	14 .0%	13 .0%

	2009	2008	2007	2006	2005

SHORT-TERM INCOME FUND(a)

Class C shares

Net Asset Value, Beginning of Period	$ 11 .17	$ 11 .60	$ 11 .60	$ 11 .55	$ 11.90
Income from Investment Operations:
Net Investment Income (Loss)	0 .30(b)	0.34(b)	0.21(b)	0.35	0.30
Net Realized and Unrealized Gain (Loss) on Investments	0 .71	(0 .42)	0 .13	0 .05	(0 .35)

Total From Investment Operations	1.01	(0.08)	0.34	0.40	(0.05)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .33)	(0 .35)	(0 .34)	(0 .35)	(0 .30)

Total Dividends and Distributions	(0.33)	(0.35)	(0.34)	(0.35)	(0.30)

Net Asset Value, End of Period	$ 11.85	$ 11.17	$ 11.60	$ 11 .60	$ 11.55

Total Return(c)	9 .18%	(0 .78)%	3 .47%	3 .39%	(0.26)%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 42,128	$ 4,892	$ 4,952	$ 6,980	$ 13,477
Ratio of Expenses to Average Net Assets	1 .67%	1 .67%	1 .68%	1 .68%	1.56%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	2 .10%	1 .68%	1.65%
Ratio of Net Investment Income to Average Net Assets	2 .58%	2 .95%	3 .38%	2 .81%	2.61%
Portfolio Turnover Rate	40 .8%	64 .5%	29 .4%	14 .0%	13 .0%

(a) On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund's net asset value per share was increased without changing the proportionate beneficial interests of shareholders. The financial highlights have been restated to reflect the issuance of new shares.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

464

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

SMALLCAP BLEND FUND

Class A shares

Net Asset Value, Beginning of Period	$ 10 .36	$ 17 .95	$ 17.30	$ 15.93	$ 15 .69
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	(0 .02)	(0 .05)	(0 .02)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	0 .11	(6 .14)	2 .10	2 .33	0 .25

Total From Investment Operations	0.11	(6.16)	2.05	2.31	0.24
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1 .43)	(1 .40)	(0 .94)	–

Total Dividends and Distributions	–	(1.43)	(1.40)	(0.94)	–

Net Asset Value, End of Period	$ 10.47	$ 10.36	$ 17.95	$ 17.30	$ 15.93

Total Return(c)	1 .06%	(36 .97)%	12 .48%	14 .97%	1.53%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 61,823	$ 66,286	$ 118,157	$ 109,783	$ 97,133
Ratio of Expenses to Average Net Assets	1 .65%	1 .46%	1 .43%	1 .40%	1.37%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .01)%	(0 .11)%	(0 .28)%	(0 .15)%	(0 .27)%(e)
Portfolio Turnover Rate	89 .5%	55 .6%	60 .9%	103 .0%	137.4%(e),(f)

	2009	2008	2007	2006	2005(a)

SMALLCAP BLEND FUND

Class B shares

Net Asset Value, Beginning of Period	$ 10.05	$ 17 .60	$ 17.12	$ 15.89	$ 15 .69
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .10)	(0 .13)	(0 .19)	(0 .14)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	0 .09	(5 .99)	2 .07	2 .31	0 .26

Total From Investment Operations	(0.01)	(6.12)	1.88	2.17	0.20
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1 .43)	(1 .40)	(0 .94)	–

Total Dividends and Distributions	–	(1.43)	(1.40)	(0.94)	–

Net Asset Value, End of Period	$ 10.04	$ 10.05	$ 17.60	$ 17.12	$ 15.89

Total Return(c)	(0 .10)%	(37 .52)%	11 .55%	14 .09%	1.27%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,037	$ 10,021	$ 22,058	$ 24,476	$ 25,241
Ratio of Expenses to Average Net Assets	2 .78%	2 .33%	2 .26%	2 .11%	2.22%(e)
Ratio of Net Investment Income to Average Net Assets	(1 .15)%	(0 .97)%	(1 .11)%	(0 .85)%	(1 .13)%(e)
Portfolio Turnover Rate	89 .5%	55 .6%	60 .9%	103 .0%	137.4%(e),(f)

	2009	2008	2007(g)

SMALLCAP BLEND FUND

Class C shares

Net Asset Value, Beginning of Period	$ 10 .22	$ 17 .85	$ 16.60
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .05)	(0 .12)	(0 .14)
Net Realized and Unrealized Gain (Loss) on Investments	0 .10	(6 .08)	1 .39

Total From Investment Operations	0.05	(6.20)	1.25
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1 .43)	–

Total Dividends and Distributions	–	(1.43)	–

Net Asset Value, End of Period	$ 10.27	$ 10.22	$ 17.85

Total Return(c)	0 .49%	(37 .44)%	7 .53%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 940	$ 836	$ 1,573
Ratio of Expenses to Average Net Assets(h)	2 .20%	2 .20%	2 .20%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .56)%	(0 .85)%	(1 .04)%(e)
Portfolio Turnover Rate	89 .5%	55 .6%	60 .9%(e)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.
(g) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.25 per share from January 10, 2007, through
January 16, 2007.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

465

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007(a)

SMALLCAP GROWTH FUND

Class A shares

Net Asset Value, Beginning of Period	$ 5 .43	$ 10 .18	$ 8.87
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .06)	(0 .07)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	0 .40	(4 .10)	1 .35

Total From Investment Operations	0.34	(4.17)	1.31
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .58)	–

Total Dividends and Distributions	–	(0.58)	–

Net Asset Value, End of Period	$ 5.77	$ 5.43	$ 10.18

Total Return(c)	6 .26%	(43 .33)%	14 .77%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 28,743	$ 29,467	$ 115,046
Ratio of Expenses to Average Net Assets	1 .82%	1 .51%(e)	1.19%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(1 .16)%	(0 .80)%	(0 .59)%(f)
Portfolio Turnover Rate	96 .8%	62 .9%	70 .0%(f),(g)

	2009	2008	2007(a)

SMALLCAP GROWTH FUND

Class B shares

Net Asset Value, Beginning of Period	$ 5.32	$ 10 .07	$ 8.87
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .09)	(0 .15)	(0 .15)
Net Realized and Unrealized Gain (Loss) on Investments	0 .39	(4 .02)	1 .35

Total From Investment Operations	0.30	(4.17)	1.20
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .58)	–

Total Dividends and Distributions	–	(0.58)	–

Net Asset Value, End of Period	$ 5.62	$ 5.32	$ 10.07

Total Return(c)	5 .64%	(43 .82)%	13 .53%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,337	$ 2,931	$ 7,549
Ratio of Expenses to Average Net Assets	2 .57%(e)	2.57%(e)	2.54%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(1 .91)%	(1 .90)%	(1 .94)%(f)
Portfolio Turnover Rate	96 .8%	62 .9%	70.0%(f),(g)

	2009	2008	2007(a)

SMALLCAP GROWTH FUND

Class C shares

Net Asset Value, Beginning of Period	$ 5.36	$ 10 .10	$ 8.87
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .08)	(0 .12)	(0 .12)
Net Realized and Unrealized Gain (Loss) on Investments	0 .40	(4 .04)	1 .35

Total From Investment Operations	0.32	(4.16)	1.23
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .58)	–

Total Dividends and Distributions	–	(0.58)	–

Net Asset Value, End of Period	$ 5.68	$ 5.36	$ 10.10

Total Return(c)	5 .97%	(43 .58)%	13 .87%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,427	$ 1,184	$ 1,730
Ratio of Expenses to Average Net Assets	2 .21%(e)	2.21%(e)	2.21%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(1 .54)%	(1 .55)%	(1 .60)%(f)
Portfolio Turnover Rate	96 .8%	62 .9%	70.0%(f),(g)

(a) Period from January 17, 2007 through October 31, 2007. Class A and Class B shares incurred a net realized and unrealized loss of $.05 and $.03 per share from
January 10, 2007, through January 16, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through January 16,
2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Growth Fund.

See accompanying notes.

466

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

SMALLCAP GROWTH FUND II

Class A shares

Net Asset Value, Beginning of Period	$ 5 .47	$ 10 .16	$ 9 .42	$ 8 .85	$ 8.72
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .06)	(0 .12)	(0 .14)	(0 .15)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	0 .39	(4 .03)	1 .58	1 .20	0 .18

Total From Investment Operations	0.33	(4.15)	1.44	1.05	0.13
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .54)	(0 .70)	(0 .48)	–

Total Dividends and Distributions	–	(0.54)	(0.70)	(0.48)	–

Net Asset Value, End of Period	$ 5.80	$ 5.47	$ 10.16	$ 9 .42	$ 8.85

Total Return(c)	6 .03%	(42 .88)%	16 .21%	12 .12%	1.49%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,609	$ 10,302	$ 19,434	$ 16,263	$ 13,137
Ratio of Expenses to Average Net Assets	1 .44%(e)	1.95%(e)	1.95%(e)	1.95%(e)	1.95%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(1 .08)%	(1 .54)%	(1 .50)%	(1 .57)%	(1 .68)%(f)
Portfolio Turnover Rate	131 .8%	78 .0%	62 .9%	80 .7%	53.4%(f),(g)

	2009	2008	2007	2006	2005(a)

SMALLCAP GROWTH FUND II

Class B shares

Net Asset Value, Beginning of Period	$ 5.33	$ 9 .97	$ 9.33	$ 8.83	$ 8.72
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .09)	(0 .18)	(0 .21)	(0 .21)	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	0 .36	(3 .92)	1 .55	1 .19	0 .19

Total From Investment Operations	0.27	(4.10)	1.34	0.98	0.11
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .54)	(0 .70)	(0 .48)	–

Total Dividends and Distributions	–	(0.54)	(0.70)	(0.48)	–

Net Asset Value, End of Period	$ 5.60	$ 5.33	$ 9.97	$ 9.33	$ 8.83

Total Return(c)	5 .07%	(43 .22)%	15 .24%	11 .31%	1.26%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,049	$ 3,699	$ 7,842	$ 7,413	$ 6,720
Ratio of Expenses to Average Net Assets	2 .19%(e)	2.70%(e)	2.70%(e)	2.70%(e)	2.70%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(1 .83)%	(2 .29)%	(2 .24)%	(2 .32)%	(2 .43)%(f)
Portfolio Turnover Rate	131 .8%	78 .0%	62 .9%	80 .7%	53.4%(f),(g)

	2009	2008	2007(h)

SMALLCAP GROWTH FUND II

Class C shares

Net Asset Value, Beginning of Period	$ 5.40	$ 10 .10	$ 9.04
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .10)	(0 .18)	(0 .17)
Net Realized and Unrealized Gain (Loss) on Investments	0 .40	(3 .98)	1 .23

Total From Investment Operations	0.30	(4.16)	1.06
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .54)	–

Total Dividends and Distributions	–	(0.54)	–

Net Asset Value, End of Period	$ 5.70	$ 5.40	$ 10.10

Total Return(c)	5 .56%	(43 .25)%	11 .73%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 759	$ 339	$ 502
Ratio of Expenses to Average Net Assets	2 .19%(e)	2.70%(e)	2.70%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(1 .85)%	(2 .29)%	(2 .28)%(f)
Portfolio Turnover Rate	131 .8%	78 .0%	62 .9%(f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and $84,000 from portfolio realignment.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.19 per share from January 10, 2007, through
January 16, 2007.

See accompanying notes.

467

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)

SMALLCAP VALUE FUND

Class A shares

Net Asset Value, Beginning of Period	$ 12 .30	$ 18 .82	$ 19 .21	$ 17 .49	$ 16.98
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0 .05	0 .06	0 .01	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(0 .73)	(5 .16)	0 .44	2 .99	0 .52

Total From Investment Operations	(0.67)	(5.11)	0.50	3.00	0.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .02)	(0 .08)	–	–	–
Distributions from Realized Gains	–	(1 .33)	(0 .89)	(1 .28)	–

Total Dividends and Distributions	(0.02)	(1.41)	(0.89)	(1.28)	–

Net Asset Value, End of Period	$ 11.61	$ 12.30	$ 18.82	$ 19 .21	$ 17.49

Total Return(c)	(5 .46)%	(29 .06)%	2 .55%	18 .03%	3.00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,392	$ 14,995	$ 23,033	$ 8,839	$ 1,302
Ratio of Expenses to Average Net Assets(e)	1 .35%	1 .35%	1 .36%	1 .49%	1.70%(f)
Ratio of Net Investment Income to Average Net Assets	0 .57%	0 .33%	0 .34%	0 .07%	(0.18)%(f)
Portfolio Turnover Rate	97 .2%	101 .9%	112.8%(g)	97.9%	133.7%(f)

	2009	2008	2007	2006	2005(a)

SMALLCAP VALUE FUND

Class B shares

Net Asset Value, Beginning of Period	$ 12.08	$ 18 .59	$ 19 .14	$ 17.55	$ 16.98
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .04)	(0 .09)	(0 .11)	(0 .13)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	(0 .73)	(5 .09)	0 .45	3 .00	0 .62

Total From Investment Operations	(0.77)	(5.18)	0.34	2.87	0.57
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1 .33)	(0 .89)	(1 .28)	–

Total Dividends and Distributions	–	(1.33)	(0.89)	(1.28)	–

Net Asset Value, End of Period	$ 11.31	$ 12.08	$ 18.59	$ 19.14	$ 17.55

Total Return(c)	(6 .37)%	(29 .76)%	1 .68%	17 .18%	3 .36%(d),(h)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,676	$ 2,789	$ 4,545	$ 1,612	$ 439
Ratio of Expenses to Average Net Assets(e)	2 .29%	2 .29%	2 .27%	2 .24%	2.45%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .37)%	(0 .60)%	(0 .58)%	(0 .70)%	(0 .82)%(f)
Portfolio Turnover Rate	97 .2%	101 .9%	112.8%(g)	97.9%	133.7%(f)

	2009	2008	2007(i)

SMALLCAP VALUE FUND

Class C shares

Net Asset Value, Beginning of Period	$ 12.21	$ 18 .72	$ 18.93
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .01)	(0 .06)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	(0 .75)	(5 .12)	(0 .15)

Total From Investment Operations	(0.76)	(5.18)	(0.21)
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1 .33)	–

Total Dividends and Distributions	–	(1.33)	–

Net Asset Value, End of Period	$ 11.45	$ 12.21	$ 18.72

Total Return(c)	(6 .22)%	(29 .54)%	(1 .11)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,048	$ 3,481	$ 4,496
Ratio of Expenses to Average Net Assets(e)	2 .08%	2 .08%	2 .09%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .13)%	(0 .41)%	(0 .42)%(f)
Portfolio Turnover Rate	97 .2%	101 .9%	112.8%(f),(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Value Fund.
(h) During 2005, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized loss of $.27 per share from January 10, 2007, through
January 16, 2007.

See accompanying notes.

468

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005

TAX-EXEMPT BOND FUND

Class A shares

Net Asset Value, Beginning of Period	$ 6.31	$ 7.41	$ 7.70	$ 7.70	$ 7.95
Income from Investment Operations:
Net Investment Income (Loss)	0 .35(a)	0.34(a)	0.33(a)	0.33	0.33
Net Realized and Unrealized Gain (Loss) on Investments	0 .66	(1 .10)	(0 .25)	0 .15	(0 .16)

Total From Investment Operations	1.01	(0.76)	0.08	0.48	0.17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .34)	(0 .34)	(0 .35)	(0 .33)	(0 .33)
Distributions from Realized Gains	–	–	(0 .02)	(0 .15)	(0 .09)

Total Dividends and Distributions	(0.34)	(0.34)	(0.37)	(0.48)	(0.42)

Net Asset Value, End of Period	$ 6.98	$ 6.31	$ 7.41	$ 7.70	$ 7.70

Total Return(b)	16 .51%	(10 .57)%	0 .72%	6 .42%	2.19%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 244,298	$ 220,771	$ 282,685	$ 165,325	$ 175,146
Ratio of Expenses to Average Net Assets	0 .87%	1 .00%	1 .09%	1 .15%	1.00%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(c)	0 .79%	0 .76%	0 .77%	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(d)	0 .92%	1 .07%	1 .15%	1 .15%	1.00%
Ratio of Net Investment Income to Average Net Assets	5 .32%	4 .85%	4 .37%	4 .32%	4.22%
Portfolio Turnover Rate	75 .8%	65 .3%	51 .0%	25 .0%	28 .0%

	2009	2008	2007	2006	2005

TAX-EXEMPT BOND FUND

Class B shares

Net Asset Value, Beginning of Period	$ 6 .31	$ 7 .41	$ 7 .70	$ 7 .70	$ 7.95
Income from Investment Operations:
Net Investment Income (Loss)	0 .31(a)	0.32(a)	0.29(a)	0.27	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0 .66	(1 .10)	(0 .25)	0 .15	(0 .16)

Total From Investment Operations	0.97	(0.78)	0.04	0.42	0.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .30)	(0 .32)	(0 .31)	(0 .27)	(0 .27)
Distributions from Realized Gains	–	–	(0 .02)	(0 .15)	(0 .09)

Total Dividends and Distributions	(0.30)	(0.32)	(0.33)	(0.42)	(0.36)

Net Asset Value, End of Period	$ 6.98	$ 6.31	$ 7.41	$ 7 .70	$ 7.70

Total Return(b)	15 .71%	(10 .94)%	0 .24%	5 .63%	1.43%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,561	$ 11,837	$ 19,941	$ 22,881	$ 30,073
Ratio of Expenses to Average Net Assets	1 .55%	1 .39%	1 .54%	1 .91%	1.75%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(c)	1 .47%	1 .15%	1 .24%	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(d)	1 .90%	1 .96%	1 .98%	1 .91%	1.75%
Ratio of Net Investment Income to Average Net Assets	4 .65%	4 .44%	3 .90%	3 .56%	3.47%
Portfolio Turnover Rate	75 .8%	65 .3%	51 .0%	25 .0%	28 .0%

	2009	2008	2007	2006	2005

TAX-EXEMPT BOND FUND

Class C shares

Net Asset Value, Beginning of Period	$ 6 .31	$ 7 .42	$ 7 .70	$ 7 .70	$ 7.95
Income from Investment Operations:
Net Investment Income (Loss)	0 .29(a)	0.28(a)	0.26(a)	0.27	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0 .68	(1 .11)	(0 .24)	0 .15	(0 .16)

Total From Investment Operations	0.97	(0.83)	0.02	0.42	0.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .29)	(0 .28)	(0 .28)	(0 .27)	(0 .27)
Distributions from Realized Gains	–	–	(0 .02)	(0 .15)	(0 .09)

Total Dividends and Distributions	(0.29)	(0.28)	(0.30)	(0.42)	(0.36)

Net Asset Value, End of Period	$ 6.99	$ 6.31	$ 7.42	$ 7 .70	$ 7.70

Total Return(b)	15 .68%	(11 .52)%	(0 .01)%	5 .60%	1.41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,728	$ 3,672	$ 2,931	$ 2,547	$ 2,360
Ratio of Expenses to Average Net Assets	1 .73%	1 .89%	1 .94%	1 .93%	1.76%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(c)	1.65%	1.65%	1.65%	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(d)	2 .17%	2 .50%	2 .74%	1 .93%	1.76%
Ratio of Net Investment Income to Average Net Assets	4 .42%	3 .99%	3 .50%	3 .54%	3.46%
Portfolio Turnover Rate	75 .8%	65 .3%	51 .0%	25 .0%	28 .0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d) Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

469

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006(a)

ULTRA SHORT BOND FUND

Class A shares

Net Asset Value, Beginning of Period	$ 7.73	$ 9 .55	$ 10 .06	$ 10.05
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .17	0 .39	0 .52	0 .29
Net Realized and Unrealized Gain (Loss) on Investments	(0 .69)	(1 .83)	(0 .50)	(0 .01)

Total From Investment Operations	(0.52)	(1.44)	0.02	0.28
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .38)	(0 .54)	(0 .27)

Total Dividends and Distributions	(0.15)	(0.38)	(0.54)	(0.27)

Redemption fees	–	–	0.01	–

Net Asset Value, End of Period	$ 7.06	$ 7.73	$ 9.55	$ 10.06

Total Return(c)	(6 .71)%	(15 .40)%	(0 .04)%	3 .00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,619	$ 5,169	$ 15,700	$ 20,427
Ratio of Expenses to Average Net Assets	1 .03%	0 .80%(e)	0.73%(e)	0 .75%(e),(f)
Ratio of Gross Expenses to Average Net Assets	1 .40%(g)	–	–	–
Ratio of Net Investment Income to Average Net Assets	2 .34%	4 .46%	5 .21%	4 .57%(f)
Portfolio Turnover Rate	17 .2%	14 .8%	46 .5%	49 .0%(f)

	2009	2008	2007(h)

ULTRA SHORT BOND FUND

Class C shares

Net Asset Value, Beginning of Period	$ 7.73	$ 9 .55	$ 10.06
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .12	0 .34	0 .35
Net Realized and Unrealized Gain (Loss) on Investments	(0 .68)	(1 .84)	(0 .48)

Total From Investment Operations	(0.56)	(1.50)	(0.13)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .32)	(0 .38)

Total Dividends and Distributions	(0.11)	(0.32)	(0.38)

Net Asset Value, End of Period	$ 7.06	$ 7.73	$ 9.55

Total Return(c)	(7 .22)%	(16 .04)%	(1 .47)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 531	$ 1,090	$ 2,856
Ratio of Expenses to Average Net Assets	1 .50%(e)	1.50%(e)	1.50%(e),(f)
Ratio of Net Investment Income to Average Net Assets	1 .61%	3 .81%	4 .51%(f)
Portfolio Turnover Rate	17 .2%	14 .8%	46 .5%(f)

(a) Period from March 15, 2006, date shares first offered, through October 31, 2006.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Excludes expense reimbursement from Manager.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 of net investment income per share, all of which was distributed, during the period January 10, 2007, through January 16, 2007.

See accompanying notes.

470

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders Principal Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bond & Mortgage Securities Fund, California Municipal Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Blend Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund III, MidCap Value Fund I, Money Market Fund, Preferred Securities Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Growth Fund II, SmallCap Value Fund, Tax-Exempt Bond Fund, and Ultra Short Bond Fund (36 of the 65 portfolios constituting Principal Funds, Inc., (collectively the “Funds”)) as of October 31, 2009, and the related statements of operations, statements of cash flows for California Municipal Fund and Tax-Exempt Bond Fund, statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of California Municipal Fund, Equity Income Fund, Government & High Quality Bond Fund (formerly known as Mortgage Securities Fund), High Yield Fund, Income Fund, Principal Capital Appreciation Fund (formerly known as West Coast Equity Fund), Short-Term Income Fund, and Tax-Exempt Bond Fund for each of the periods presented through October 31, 2006, were audited by other auditors whose reports dated December 18, 2006 (California Municipal Fund, Equity Income Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Principal Capital Appreciation Fund, and Short-Term Income Fund) and December 29, 2006 (Tax-Exempt Bond Fund), expressed unqualified opinions on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).

Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian, agent banks, and brokers or by other appropriate auditing procedures where replies from brokers or agent banks were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above constituting portfolios within Principal Funds, Inc. at October 31, 2009, the results of their operations, cash flows of California Municpal Fund and Tax-Exempt Bond Fund, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois December 18, 2009

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS,INC. October 31, 2009 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period		Ending	During Period
	Beginning	Account Value	May 1, 2009 to	Beginning	Account Value	May 1, 2009 to	Annualized
	Account Value	October 31,	October 31,	Account Value	October 31,	October 31,	Expense
	May 1, 2009	2009	2009(a)	May 1, 2009	2009	2009(a)	Ratio

Bond & Mortgage Securities Fund
Class A	$1,000.00	$1,164.90	$5.13	$1,000.00	$1,020.47	$4.79	0.94%
Class B	1,000.00	1,160.90	8.71	1,000.00	1,017.14	8.13	1.60
Class C	1,000.00	1,160.22	9.53	1,000.00	1,016.38	8.89	1.75
California Municipal Fund
Class A	1,000.00	1,107.13	4.73	1,000.00	1,020.72	4.53	0.89
Class B	1,000.00	1,102.80	8.96	1,000.00	1,016.69	8.59	1.69
Class C	1,000.00	1,102.71	9.86	1,000.00	1,015.83	9.45	1.86
California Municipal Fund
(Excluding Interest Expense & Fees)
Class A	1,000.00	1,107.10	4.36	1,000.00	1,021.02	4.19	0.82
Class B	1,000.00	1,102.80	8.59	1,000.00	1,016.94	8.27	1.62
Class C	1,000.00	1,102.70	9.49	1,000.00	1,016.07	9.14	1.79
Disciplined LargeCap Blend Fund
Class A	1,000.00	1,166.85	6.17	1,000.00	1,019.51	5.75	1.13
Class B	1,000.00	1,159.32	12.68	1,000.00	1,013.46	11.82	2.33
Class C	1,000.00	1,161.04	9.91	1,000.00	1,016.03	9.25	1.82
Diversified International Fund
Class A	1,000.00	1,271.26	8.42	1,000.00	1,017.80	7.48	1.47
Class B	1,000.00	1,266.08	14.39	1,000.00	1,012.50	12.78	2.52
Class C	1,000.00	1,269.40	11.90	1,000.00	1,014.72	10.56	2.08
Equity Income Fund
Class A	1,000.00	1,172.17	5.09	1,000.00	1,020.52	4.74	0.93
Class B	1,000.00	1,166.55	10.32	1,000.00	1,015.68	9.60	1.89
Class C	1,000.00	1,167.60	9.56	1,000.00	1,016.38	8.89	1.75
Global Diversified Income Fund
Class A	1,000.00	1,272.60	7.16	1,000.00	1,018.90	6.36	1.25
Class C	1,000.00	1,267.19	11.43	1,000.00	1,015.12	10.16	2.00

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period		Ending	During Period
	Beginning	Account Value	May 1, 2009 to	Beginning	Account Value	May 1, 2009 to	Annualized
	Account Value	October 31,	October 31,	Account Value	October 31,	October 31,	Expense
	May 1, 2009	2009	2009(a)	May 1, 2009	2009	2009(a)	Ratio

Global Real Estate Securities Fund
Class A	$1,000.00	$1,346.04	$ 8.57	$1,000.00	$1,017.90	$ 7.38	1.45%
Class C	1,000.00	1,341.99	12.99	1,000.00	1,014.12	11.17	2.20
Government & High Quality
Bond Fund
Class A	1,000.00	1,040.83	4.58	1,000.00	1,020.72	4.53	0.89
Class B	1,000.00	1,036.81	8.47	1,000.00	1,016.89	8.39	1.65
Class C	1,000.00	1,037.90	8.37	1,000.00	1,016.99	8.29	1.63
High Yield Fund
Class A	1,000.00	1,219.97	5.43	1,000.00	1,020.32	4.94	0.97
Class B	1,000.00	1,215.93	9.66	1,000.00	1,016.48	8.79	1.73
Class C	1,000.00	1,215.93	9.33	1,000.00	1,016.79	8.49	1.67
Income Fund
Class A	1,000.00	1,151.35	4.88	1,000.00	1,020.67	4.58	0.90
Class B	1,000.00	1,146.58	8.87	1,000.00	1,016.94	8.34	1.64
Class C	1,000.00	1,147.70	8.93	1,000.00	1,016.89	8.39	1.65
Inflation Protection Fund
Class A	1,000.00	1,081.80	4.72	1,000.00	1,020.67	4.58	0.90
Class C	1,000.00	1,077.29	8.64	1,000.00	1,016.89	8.39	1.65
International Emerging Markets Fund
Class A	1,000.00	1,347.85	10.47	1,000.00	1,016.28	9.00	1.77
Class B	1,000.00	1,340.25	16.75	1,000.00	1,010.89	14.39	2.84
Class C	1,000.00	1,340.36	16.52	1,000.00	1,011.09	14.19	2.80
International Growth Fund
Class A	1,000.00	1,256.87	9.10	1,000.00	1,017.14	8.13	1.60
Class C	1,000.00	1,252.41	13.34	1,000.00	1,013.36	11.93	2.35
LargeCap Blend Fund I
Class A	1,000.00	1,182.14	8.25	1,000.00	1,017.64	7.63	1.50
Class B	1,000.00	1,172.60	17.25	1,000.00	1,009.33	15.95	3.15
Class C	1,000.00	1,178.63	10.43	1,000.00	1,015.63	9.65	1.90
LargeCap Blend Fund II
Class A	1,000.00	1,193.98	9.73	1,000.00	1,016.33	8.94	1.76
Class B	1,000.00	1,188.45	14.40	1,000.00	1,012.05	13.24	2.61
Class C	1,000.00	1,190.62	12.09	1,000.00	1,014.17	11.12	2.19
LargeCap Growth Fund
Class A	1,000.00	1,140.26	7.55	1,000.00	1,018.15	7.12	1.40
Class B	1,000.00	1,135.59	12.06	1,000.00	1,013.91	11.37	2.24
Class C	1,000.00	1,135.19	11.62	1,000.00	1,014.32	10.97	2.16
LargeCap Growth Fund I
Class A	1,000.00	1,194.00	10.95	1,000.00	1,015.22	10.06	1.98
Class B	1,000.00	1,186.47	18.08	1,000.00	1,008.67	16.61	3.28
Class C	1,000.00	1,194.35	12.11	1,000.00	1,014.17	11.12	2.19
LargeCap Growth Fund II
Class A	1,000.00	1,170.47	9.25	1,000.00	1,016.69	8.59	1.69
Class C	1,000.00	1,166.67	13.33	1,000.00	1,012.91	12.38	2.44
LargeCap S&P 500 Index Fund
Class A	1,000.00	1,196.40	4.10	1,000.00	1,021.48	3.77	0.74
Class C	1,000.00	1,190.48	7.18	1,000.00	1,018.65	6.61	1.30
LargeCap Value Fund
Class A	1,000.00	1,168.41	5.85	1,000.00	1,019.81	5.45	1.07
Class B	1,000.00	1,158.99	13.17	1,000.00	1,013.01	12.28	2.42
Class C	1,000.00	1,163.42	9.27	1,000.00	1,016.64	8.64	1.70
LargeCap Value Fund III
Class A	1,000.00	1,196.43	6.31	1,000.00	1,019.46	5.80	1.14
Class B	1,000.00	1,191.26	10.44	1,000.00	1,015.68	9.60	1.89
Class C	1,000.00	1,190.15	10.43	1,000.00	1,015.68	9.60	1.89
MidCap Blend Fund
Class A	1,000.00	1,195.65	6.59	1,000.00	1,019.21	6.06	1.19
Class B	1,000.00	1,189.31	12.25	1,000.00	1,014.01	11.27	2.22
Class C	1,000.00	1,190.64	10.77	1,000.00	1,015.38	9.91	1.95
MidCap Growth Fund III
Class A	1,000.00	1,184.21	9.52	1,000.00	1,016.48	8.79	1.73
Class B	1,000.00	1,183.36	13.65	1,000.00	1,012.70	12.58	2.48
Class C	1,000.00	1,180.00	13.63	1,000.00	1,012.70	12.58	2.48
MidCap Value Fund I
Class A	1,000.00	1,207.50	7.51	1,000.00	1,018.40	6.87	1.35
Class B	1,000.00	1,202.75	11.66	1,000.00	1,014.62	10.66	2.10
Class C	1,000.00	1,202.75	11.66	1,000.00	1,014.62	10.66	2.10
Money Market Fund
Class A	1,000.00	1,000.18	2.47	1,000.00	1,022.74	2.50	0.49
Class B	1,000.00	1,000.00	2.72	1,000.00	1,022.48	2.75	0.54
Class C	1,000.00	1,000.03	2.67	1,000.00	1,022.53	2.70	0.53

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period		Ending	During Period
	Beginning	Account Value	May 1, 2009 to	Beginning	Account Value	May 1, 2009 to	Annualized
	Account Value	October 31,	October 31,	Account Value	October 31,	October 31,	Expense
	May 1, 2009	2009	2009(a)	May 1, 2009	2009	2009(a)	Ratio

Preferred Securities Fund
Class A	$1,000.00	$1,424.69	$6.11	$1,000.00	$1,020.16	$5.09	1.00%
Class C	1,000.00	1,418.12	10.67	1,000.00	1,016.38	8.89	1.75
Principal Capital Appreciation Fund
Class A	1,000.00	1,176.36	5.60	1,000.00	1,020.06	5.19	1.02
Class B	1,000.00	1,170.45	11.21	1,000.00	1,014.87	10.41	2.05
Class C	1,000.00	1,169.53	11.70	1,000.00	1,014.42	10.87	2.14
Real Estate Securities Fund
Class A	1,000.00	1,260.96	7.29	1,000.00	1,018.75	6.51	1.28
Class B	1,000.00	1,255.85	11.83	1,000.00	1,014.72	10.56	2.08
Class C	1,000.00	1,256.08	11.26	1,000.00	1,015.22	10.06	1.98
Short-Term Bond Fund
Class A	1,000.00	1,115.56	4.27	1,000.00	1,021.17	4.08	0.80
Class C	1,000.00	1,111.81	9.05	1,000.00	1,016.64	8.64	1.70
Short-Term Income Fund
Class A	1,000.00	1,061.49	4.16	1,000.00	1,021.17	4.08	0.80
Class C	1,000.00	1,056.79	8.66	1,000.00	1,016.79	8.49	1.67
SmallCap Blend Fund
Class A	1,000.00	1,149.29	8.45	1,000.00	1,017.34	7.93	1.56
Class B	1,000.00	1,142.21	14.52	1,000.00	1,011.64	13.64	2.69
Class C	1,000.00	1,144.93	11.89	1,000.00	1,014.12	11.17	2.20
SmallCap Growth Fund
Class A	1,000.00	1,182.38	9.02	1,000.00	1,016.94	8.34	1.64
Class B	1,000.00	1,178.20	14.11	1,000.00	1,012.25	13.03	2.57
Class C	1,000.00	1,178.42	12.13	1,000.00	1,014.06	11.22	2.21
SmallCap Growth Fund II
Class A	1,000.00	1,137.25	7.76	1,000.00	1,017.95	7.32	1.44
Class B	1,000.00	1,131.31	11.76	1,000.00	1,014.17	11.12	2.19
Class C	1,000.00	1,135.46	11.79	1,000.00	1,014.17	11.12	2.19
SmallCap Value Fund
Class A	1,000.00	1,091.17	7.12	1,000.00	1,018.40	6.87	1.35
Class B	1,000.00	1,085.41	12.04	1,000.00	1,013.66	11.62	2.29
Class C	1,000.00	1,087.37	10.94	1,000.00	1,014.72	10.56	2.08
Tax-Exempt Bond Fund
Class A	1,000.00	1,084.78	4.62	1,000.00	1,020.77	4.48	0.88
Class B	1,000.00	1,080.17	9.07	1,000.00	1,016.48	8.79	1.73
Class C	1,000.00	1,081.69	9.02	1,000.00	1,016.53	8.74	1.72
Tax-Exempt Bond Fund
(Excluding Interest Expense & Fees)
Class A	1,000.00	1,084.80	4.20	1,000.00	1,021.12	4.08	0.80
Class B	1,000.00	1,080.20	8.65	1,000.00	1,016.78	8.42	1.65
Class C	1,000.00	1,081.70	8.61	1,000.00	1,016.83	8.37	1.64
Ultra Short Bond Fund
Class A	1,000.00	1,008.66	2.89	1,000.00	1,022.33	2.91	0.57
Class C	1,000.00	1,002.62	7.57	1,000.00	1,017.64	7.63	1.50

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**

Elizabeth Ballantine	Principal, EBA Associates	103	The McClatchy
Director since 2004			Company
Member, Nominating and Governance
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	103	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	CEO/President, Vertical Growth	103	None
Director since 2008	Officer, and CFO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	103	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	103	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	President and CEO, Sassy, Inc.	103	None
Director since 2005
Member, Audit Committee
1951

William C. Kimball	Retired. Formerly Chairman and	103	Casey’s General Stores,
Director since 1999	CEO, Medicap Pharmacies, Inc.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	103	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired. Formerly, Chairman and	103	Catalytic Inc.; Vaagen
Director since 2007	CEO of BDO Seidman.		Bros. Lumber, Inc.
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Chairman and Director, Principal	103	None
Director, Chairman and CEO	Management Corporation, since 1999.
Member, Executive Committee	Director, Principal Funds Distributor,
1952	Inc. since 2007. Director, Princor
since 1999. President, Princor 1999-
2005. Senior Vice President, Principal
Life, since 2002. Prior thereto, Vice
President.

Nora M. Everett	President since 2008. Senior Vice	103	None
Director, President	President and Deputy General
Member, Executive Committee	Counsel, Principal Financial Group,
1959	Inc. 2004-2008. Vice President and
Counsel, Principal Financial Group,
Inc. 2001-2004.

William G. Papesh	Retired December 2007. Prior thereto,	103	None
Director	President and Director of Edge Asset
Member, Operations Committee	Management, Inc. since 2007;
1943	President and CEO of WM Group of
Funds 1987-2006.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Craig L. Bassett	Vice President and Treasurer, Principal Life.
Treasurer
711 High Street, Des Moines, IA 50392
1952

Michael J. Beer	Executive Vice President and Chief Operating
Executive Vice President	Officer, Principal Management Corporation.
711 High Street, Des Moines, IA 50392	Executive Vice President, Principal Funds
1961	Distributor, Inc., since 2007. President, Princor, since
2005.

Randy L. Bergstrom	Counsel, Principal Life.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

David J. Brown	Vice President, Product & Distribution Compliance,
Chief Compliance Officer	Principal Life. Senior Vice President, Principal
711 High Street, Des Moines, IA 50392	Management Corporation since 2004. Senior Vice
1960	President, Principal Funds Distributor, Inc., since
2007. Second Vice President, Princor, since 2003,
and prior thereto, Vice President, Principal
Management Corporation and Princor.

Jill R. Brown	Second Vice President, Principal Financial Group and
Senior Vice President	Senior Vice President, Principal Management
1100 Investment Blvd, ste 200	Corporation and Princor, since 2006. Chief Financial
El Dorado Hills, CA 95762	Officer, Princor since 2003. Vice President, Princor
1967	2003-2006. Senior Vice President and Chief Financial
Officer, Principal Funds Distributor, Inc., since 2007.
Prior thereto, Assistant Financial Controller, Principal
Life.

Cary Fuchs	President, Principal Funds Distributor, since 2007;
Senior Vice President of Distribution	Director of Mutual Fund Operations, Principal
1100 Investment Blvd, ste 200	Shareholder Services, since 2005; prior thereto,
El Dorado Hills, CA 95762	Divisional Vice President Boston Financial Data
1957	Services.

Steve Gallaher	Second Vice President and Counsel, Principal Life
Assistant Counsel	since 2006. Self-Employed Writer in 2005. 2004 and
711 High Street Des Moines, IA 50392	prior thereto Senior Vice President and Counsel of
1955	Principal Residential Mortgage, Inc.

Ernie H. Gillum	Vice President and Chief Compliance Officer,
Vice President, Assistant Secretary	Principal Management Corporation, since 2004, and
711 High Street Des Moines, IA 50392	prior thereto, Vice President, Compliance and Product
1955	Development, Principal Management Corporation.

Patrick A. Kirchner	Counsel, Principal Life.
Assistant Counsel
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, Principal Life, since 2003 and prior thereto,
Assistant Tax Counsel	Attorney.
711 High Street, Des Moines, IA 50392
1962

Layne A. Rasmussen	Vice President and Controller – Mutual Funds,
Vice President, Controller, and CFO	Principal Management Corporation.
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Vice President and Senior Securities Counsel,
Counsel	Principal Financial Group, Inc. Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, Principal Management Corporation,
1951	Principal Funds Distributor, Inc., and Princor.
Counsel, Principal Global.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Adam U. Shaikh	Counsel, Principal Life, since 2006. Prior thereto,
Assistant Counsel	practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, Principal Life, since 2003. Prior
Assistant Treasurer	thereto, Assistant Treasurer.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Director and Secretary - Principal Funds, Principal
Vice President and Secretary	Life, since 2007. Prior thereto, Business Manager for
711 High Street, Des Moines, IA 50392	Pella Corporation.
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2009 and the Statement of Additional Information dated March 1, 2009. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) the annual review and renewal of the Management Agreement and the subadvisory agreements relating to all Funds; (2) a subadvisory agreement related to the addition of Brown Investment Advisory Incorporated (“Brown”) to the LargeCap Growth Fund I series; (3) a subadvisory agreement related to the addition of Montag & Caldwell, Inc. (“Montag”) to the LargeCap Growth Fund II series; (4) amended subadvisory agreements related to a reduction in subadvisory fees for UBS Global Asset Management LP related to the LargeCap Value Fund I series, Goldman Sachs Asset Management LP related to the MidCap Value Fund I series, Emerald Advisers, Inc. related to the SmallCap Growth Fund II series, Pyramis Global Advisors, LLC related to the International Fund I series, and Principal Global Investors, LLC (“PGI”) related to the Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund and the Principal LifeTime Strategic Income Fund series (the “LifeTime Funds”); (5) a subadvisory agreement related to the addition of Thompson, Siegel & Walmsley LLC (“TS&W”) to the LargeCap Value Fund I series; (6) a subadvisory agreement related to the addition of ClearBridge Advisors, LLC (“Clearbridge”) to the LargeCap Blend Fund II series; (7) subadvisory agreements with Guggenheim Investment Management, LLC (“Guggenheim”) and Tortoise Capital Advisors, LLC (“Tortoise”) related to the Global Diversified Income Fund series; (8) an amended subadvisory agreement related to the addition of PGI to the International Equity Index Fund; (9) an amended subadvisory agreement related to the addition of Mellon Capital Management Corporation to the Bond Market Index Fund; and (10) an amended Management Agreement with Principal Management Corporation (“PMC”) related to the addition of the International Equity Index Fund and the Bond Market Index Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements.

At its September 14, 2009 meeting, the Board performed its annual review and renewal of the Management Agreement and the Subadvisory Agreements relating to all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and are not “interested persons” of PFI, as defined in the 1940 Act (the “Independent Directors”), annually to review and consider the continuation of: (1) the Management Agreement as it relates to the sixty-six (66) series of PFI (each series is referred to as a “Fund”) (2) the subadvisory agreements between the Manager and each of AllianceBernstein L.P.; American Century Investment Management, Inc.; Inc.; AXA Rosenberg Investment Management LLC.; Barrow, Hanley, Mewhinney & Strauss, Inc.; BlackRock Financial Management, Inc.; Brown; Causeway Capital Management LLC.; Columbus Circle Investors (“Columbus Circle”); Dimensional Fund Advisors, Inc.; Edge Asset Management Inc. (“Edge”); Emerald Advisors, Inc.; Essex Investment Management Company, LLC; Goldman Sachs Asset Management, L.P.; J.P. Morgan Investment Management, Inc.; Jacobs Levy Equity Management, Inc.; Los Angeles Capital Management and Equity Research, Inc.; Mellon Capital Management Corporation; Montag; Morgan Stanley Investment Management, Inc.; Neuberger Berman Fixed Income LLC.; Pacific Investment Management Company LLC; Principal Real Estate Investors, LLC (“PRIN”); PGI; Pyramis Global Advisors, LLC; Spectrum Asset Management, Inc. (“Spectrum”); T. Rowe Price Associates, Inc.; Turner Investment Partners, Inc.; UBS Global Asset Management (Americas), Inc.; Vaughan Nelson Investment Management, LP; and Westwood Management Corp.; (collectively, the “Subadvisors”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including but not limited to the following: (i) the investment performance of each Fund compared to the investment performance of a market index and a broad based industry category determined by Morningstar, (ii) a comparison of each Fund’s management fee (at current asset levels and theoretical asset levels) and expense ratio (at current asset levels) to the advisory fee and expense ratio for the mutual funds in a narrow peer group and a broad-based industry category, both selected by Lipper, (iii) fee schedules applicable to the Manager’s and the Subadvisors’ other clients, (iv) the Manager’s financial results and condition, including its profitability from services it performed for each Fund, (v) an analysis of the Manager’s and each Subadvisor’s allocation of the benefits of economies of scale, (vi) the Manager’s and each Subadvisors’ record of compliance with applicable laws and regulations, and with each Fund’s investment policies and restrictions, and (vii) the nature and character of the services the Manager and each Subadvisor provides to each Fund.

Nature, Extent and Quality of Services

With regard to the Manager, the Board considered the nature, quality and extent of services provided under the Management Agreement, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered the delegation of day-to-day portfolio management responsibility to the Subadvisors and the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Subadvisors. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained for the Funds.

With regard to each Subadvisor, the Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of each Subadvisor, investment approach of each Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered each Subadvisors’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due-diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods (both for a blended three- and five-year period and for a three-year period), and compared those returns to various agreed-upon performance measures, including market indices and peer group data based upon a broad-based, industry category determined by Morningstar. For Funds that did not have a three-year history, the Board reviewed performance for a one-year period. The Board also considered whether investment results were consistent with each Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met or exceeded acceptable levels of investment performance. There were some Funds, or certain Subadvisors for a multi-manager fund, that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. However, the Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisor at the appropriate time, if necessary. Therefore, the Board concluded that the Manager’s oversight of the Subadvisors was satisfactory.

As to each Fund, the Manager had advised the Board either that the investment services provided by each Subadvisor to the Fund were reasonable or the Subadvisor’s longer-term track record justified continuing the contract with more in-depth monitoring. Based upon all relevant factors, the Board concluded that either: (i) the investment performance of each Fund either met or exceeded acceptable levels of investment performance, and was therefore satisfactory; or (ii) although the Fund experienced underperformance, based upon that Fund’s particular circumstances, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory Agreements. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Investment Management Fees

The Board considered each Fund’s management fees. The Board received information, based on data supplied by Lipper, comparing each Fund’s contractual management fee (at current asset levels and at theoretical asset levels), actual (after fee waivers) management fee (at current asset levels), actual non-management fees (at current asset levels) and actual total expense ratio (at current asset levels for Class A shares) to advisory fees and expense ratios of mutual funds in a narrow peer group independently selected by Lipper (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For PFI Funds that did not offer Class A shares, the information provided was based upon Class I shares. In addition, the Board also reviewed information for Class I shares for certain Funds for which Class A shares were a small component of the Fund’s assets.

In assessing whether the management fees were reasonable, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and to other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total expense ratios, profitability and expense caps. For most Funds, actual management fees and expense ratios were within the third quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the third quartile, total expense ratios were within the third quartile or better. For Funds with expense ratios within the fourth quartile, the Board requested further explanation from the Manager regarding the reasonableness of management fees. The Board considered factors related to certain Funds with both actual management fees and total expenses higher than third quartile as compared to their Expense Group and certain other Funds that experienced significant underperformance. For the SAM Portfolios, the Board determined that the Manager’s unique active asset allocation strategy justified higher management fees than the Funds’ peer groups and that the total expense ratios (including the expenses of the underlying funds) compare favorably. The Board considered that certain PFI Funds have different management fees from certain other comparable funds managed by the Manager and noted the reasons cited by the Manager for the differing fees.

The Board also considered that the Manager had previously contractually agreed to reduce the management fees for fourteen PFI Funds that have recently implemented the “Core Satellite” structure and that the Manager had previously agreed to reduce the management fees for eleven LifeTime Funds.

With respect to the Board’s review of the expense caps in place with respect to certain Funds, the Board considered the Manager’s proposals to extend the expense caps in place for most Funds for an additional year, to raise the expense cap levels for certain Funds and to let expense caps for certain other Funds expire, based upon the individual circumstances of these Funds. The Board also considered the Manager’s proposals to either add new expense caps or to lower the expense cap levels (thereby decreasing the effective expense ratios) applicable to certain share classes of the Tax-Exempt Bond Fund and the Ultra-Short Bond Fund.

Considering all factors it deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the Management Agreement, for the year ended December 31, 2008. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (PGI, PRIN, Edge, Columbus Circle and Spectrum). The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

The Board considered each Fund’s subadvisory fee, noting that the Manager compensates each Subadvisor from its own management fee so that Fund shareholders pay only the management fee. In addition, with respect to unaffiliated subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadvisor. The Board also received information confirming that the subadvisory fees compared favorably with the fees charged by each Subadvisor to its other clients, as well as industry data supplied by Lipper. With respect to profitability, based upon the above and other factors, the Independent Directors determined that they need not review estimated levels of profits to each unaffiliated Subadvisor in order to reach their conclusions regarding the Subadvisory Agreements. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the Manager.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board also reviewed the levels at which breakpoints occurred and the amount of the reductions. The Board also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the LargeCap S&P 500 Index Fund, MidCap S&P 400 Index Fund, SmallCap S&P 600 Index Fund, Ultra Short Bond Fund and the LifeTime Funds series do not include breakpoints. Although their management fee schedules do not contain breakpoints, the Board noted that each of these Funds has a relatively low basis point fee for initial Fund assets and the Board concluded that these Funds do not generate sufficient economies of scale at their current asset sizes to justify a breakpoint at this time.

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale at current asset levels.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these fall-out benefits.

The Board also considered the character and amount of other incidental benefits received by each Subadvisor. The Board considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that, taking into account these benefits, the fees charged under each Subadvisory Agreement were reasonable.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the changes proposed by the Manager, is in the best interests of each Fund.

Brown, Montag, TS&W, Clearbridge, Guggenheim and Tortoise Subadvisory Agreements

At its June 8, 2009 meeting, the Board considered whether to approve subadvisory agreements with Brown related to the LargeCap Growth Fund I series and Montag related to the LargeCap Growth Fund II series. At its September 14, 2009 meeting, the Board considered whether to approve subadvisory agreements with TS&W related to the LargeCap Value Fund I series, Clearbridge related to the LargeCap Blend Fund II series, Guggenheim related to the Global Diversified Income Fund series and Tortoise related to the Global Diversified Income Fund series.

The Board considered the nature, quality and extent of services expected to be provided under each subadvisory agreement. The Board considered the reputation, qualifications and background of each subadvisor, investment approach of each subadvisor, the experience and skills of each subadvisor’s investment personnel who would be responsible for the day-to-day management of the series, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors for the Funds and that the due-diligence program recommended each subadvisor for the Funds.

The Board reviewed historical composite performance of each subadvisor as compared to its Morningstar peer group and relevant benchmark index as well as their expected performance. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

With respect to the subadvisory fees proposed to be paid to the subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and each subadvisor. The Board also compared the proposed fee schedule to that of the existing subadvisors for each Fund. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Funds under each proposed subadvisory agreement. The Board noted the breakpoints included in the fee schedules for Brown, Montag, TS&W, Clearbridge, and Tortoise and concluded that each of the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. The Board noted that the fee schedule for Guggenheim does not include breakpoints but concluded that the fee schedule is appropriate at current asset levels. On the basis of the information provided, the Board concluded that the proposed subadvisory fees were reasonable.

The Board determined that it need not review estimated levels of profits to each subadvisor because, as the Board noted, the Manager will compensate each subadvisor from its own management fees and the Manager had negotiated each subadvisory agreement with each subadvisor at arm’s-length. The Board also considered the character and amount of other incidental benefits to be received by the subadvisors. The Board noted the Manager’s representation that TS&W, Clearbridge, Brown and Montag have a policy to use soft dollars within the Section 28(e) safe harbor. The Board also noted the Manager’s representation that neither Guggenheim nor Tortoise intends to use soft dollars.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the subadvisory agreements were fair and reasonable and that approval of the sub-advisory agreements was in the best interests of the Funds.

PGI and Mellon Subadvisory Agreements and Amended Management Agreement with Manager

At the September 14, 2009 meeting, the Board also considered whether to approve the amended subadvisory agreements with PGI related to the International Equity Index Fund and Mellon related to the Bond Market Index Fund and an amended and restated Management Agreement with the Manager related to the International Equity Index Fund and the Bond Market Index Fund. The Management Agreement and the subadvisory agreements are collectively referred to as the “Advisory Agreements.”

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that in September 2009, in connection with the renewal of management agreements for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreement; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreement for the existing funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisors for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the Manager. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to the International Equity Index and Bond Market Index Funds under the Management Agreement are satisfactory.

The Board considered the nature, quality and extent of services expected to be provided under each subadvisory agreement. The Board considered the reputation, qualifications and background of each subadvisor, investment approach of each subadvisor, the experience and skills of each subadvisor’s investment personnel who would be responsible for the day-to-day management of the Funds, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors for the Funds and that the Manager recommended each subadvisor for the Funds based upon that program.

As the International Equity Index Fund and the Bond Market Index Fund were newly created series, the Board did not review performance of the Funds since no track records were available. The Board considered the representation by the Manager that PGI has achieved a solid performance record with other passive equity strategies, while maintaining satisfactory risk controls, and considered the ability of PGI to manage this type of index fund. The Board reviewed the historical performance of a Mellon composite portfolio with an investment strategy similar to the proposed portfolio strategy for the Bond Market Index Fund, as compared to a Morningstar peer group and the relevant benchmark index. The Board noted that as of June 30, 2009, Mellon had outperformed the relevant benchmark index over the last one, three, five and ten year periods. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board considered the Funds’ management and subadvisory fees. The Board received information from the Manager, based on data supplied by Lipper Analytical Services, comparing the proposed management fees to advisory fees of mutual funds with similar investment objectives. With respect to the subadvisory fees proposed to be paid to Mellon, the Board considered that the subadvisory fee rates were negotiated at arm’s length between the Manager and the subadvisor. The Board noted that each subadvisor represented that the proposed subadvisory fee for the Funds was not higher than fees charged to its other subadvisory clients with the same mandate. The Board considered whether there are economies of scale with respect to the management and subadvisory services to be provided to the Funds under the Advisory Agreements. Although the proposed management fee schedules do not include breakpoints, the Board concluded that the fee schedules are appropriate at currently anticipated asset levels. The Board noted the breakpoints included in the subadvisors’ fee schedules and concluded that the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

As the Funds are newly created series, the Board did not review information about the profitability of the Advisory Agreements to the Manager or subadvisors. The Board noted that, at least for the first year of operations, the profitability of the Funds was expected to be negative due to start-up costs and fee waivers, based upon forecasted asset levels. The Board also noted that the Manager has proposed to compensate the subadvisors from its own management fees and that the proposed fees are represented to be competitive. The Board also considered the character and amount of other incidental benefits to be received by the Manager and subadvisors. The Board noted the Manager’s representation that the soft dollar practices of PGI were appropriate and that Mellon will not use soft dollars.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of each Fund.

Reduction in Fees for Five Subadvisory Agreements

At its June 8, 2009 meeting, the Board considered whether to amend subadvisory agreements with UBS Global Asset Management (Americas) Inc. related to the LargeCap Value Fund I series, Goldman Sachs Asset Management LP related to the MidCap Value Fund I series, Emerald Advisers, Inc. related to the SmallCap Growth Fund II, Pyramis Global Advisors, LLC related to the International Fund I, and PGI related to the LifeTime Funds.

The Board noted that the amended subadvisory agreements were the same in all material aspects as the current subadvisory agreements other than changes lowering certain fee schedules for the listed Funds. As part of its consideration of the amendments, the Board noted that it approved the continuation of the subadvisory agreements for these subadvisors at its September 2008 meeting. In approving the amendments, the board determined that, given its previous consideration of the subadvisory agreements, it was not necessary to reconsider all of the factors it considered at its September 2008 meeting. The Board found that the change in each of the subadvisory fees would not reduce the quality or quantity of the services the subadvisor provides to the funds and that the subadvisors’ obligations under the subadvisory agreements would remain the same in all material respects.

SHAREHOLDER MEETING RESULTS

Special Meeting of Shareholders Principal Funds, Inc. – MidCap Stock Fund Held October 19, 2009

1.	Approval of a Plan of Reorganization providing for the reorganization of the MidCap Stock Fund into the MidCap Blend Fund:

In Favor	Opposed	Abstain

23,899,916.532	2,284,401.034	1,156,431.857

FEDERAL INCOME TAX INFORMATION PRINCIPAL FUNDS,INC. October 31, 2009 (unaudited)

Long Term Capital Gain Dividends. Certain of the Funds distributed long term capital gain dividends during the fiscal year ended October 31, 2009. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended October 31, 2009, that qualifies for the dividend received deduction is as follows:

	Deductible		Deductible
	Percentage		Percentage

Bond & Mortgage Securities Fund	4%	LargeCap S&P 500 Index Fund	100%
Disciplined LargeCap Blend Fund	100	LargeCap Value Fund	100
Equity Income Fund	100	LargeCap Value Fund III	100
Global Diversified Income Fund	2	MidCap Blend Fund	100
High Yield Fund	1	MidCap Value Fund I	100
LargeCap Blend Fund I	100	Preferred Securities Fund	6
LargeCap Blend Fund II	100	Principal Capital Appreciation Fund	100
LargeCap Growth Fund	100	SmallCap Blend Fund	100
LargeCap Growth Fund I	100
LargeCap Growth Fund II	100	SmallCap Value Fund	100

Qualified Dividend Income. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended October 31, 2009, taxed at a maximum rate of 15% is as follows:

	Percentage		Percentage

Bond & Mortgage Securities Fund	1%	LargeCap Growth Fund I	100%
Disciplined LargeCap Blend Fund	100	LargeCap Growth Fund II	100
Diversified International Fund	100	LargeCap S&P 500 Index Fund	100
Equity Income Fund	100	LargeCap Value Fund	100
Global Diversified Income Fund	5	LargeCap Value Fund III	100
Global Real Estate Securities Fund	23	MidCap Blend Fund	100
High Yield Fund	3	MidCap Value Fund I	100
International Emerging Markets Fund	100	Preferred Securities Fund	22
International Growth Fund	100	Principal Capital Appreciation Fund	100
LargeCap Blend Fund I	100	Real Estate Securities Fund	5
LargeCap Blend Fund II	100	SmallCap Blend Fund	100
LargeCap Growth Fund	100	SmallCap Value Fund	100

Foreign Taxes Paid. The following Funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended October 31, 2009, are as follows:

Foreign Taxes
Per Share

Diversified International Fund	.0258
Global Real Estate Securities Fund	.0064
International Emerging Markets Fund	.0546
International Growth Fund	.0235

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you receive from the Fund’s transfer agent.

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Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

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A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

     Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

     Distributed by: Principal Funds Distributor, Inc.

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FV400-03 | 12/2009 | #9169122011 ©2009 Principal Financial Services, Inc.